UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877- 4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Asset Allocation Funds

•	PIMCO Funds—Bond Funds

•	PIMCO Funds—Credit Bond Funds

•	PIMCO Funds—Fundamental Index Funds

•	PIMCO Funds—International Bond Funds

•	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund

•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®

•	PIMCO Funds—PIMCO Income Fund

•	PIMCO Funds—PIMCO Real Return Fund

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO Total Return Fund

•	PIMCO Funds—Real Return Strategy Funds

•	PIMCO Funds—Short Duration Strategy Funds

•	PIMCO Funds—StocksPLUS® Funds

•	PIMCO Funds—Tax-Efficient Strategy Funds

•	PIMCO Funds—Private Account Portfolio Series

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

Asset Allocation Funds

PIMCO RealRetirement® 2015 Fund

PIMCO RealRetirement® 2020 Fund

PIMCO RealRetirement® 2025 Fund

PIMCO RealRetirement® 2030 Fund

PIMCO RealRetirement® 2035 Fund

PIMCO RealRetirement® 2040 Fund

PIMCO RealRetirement® 2045 Fund

PIMCO RealRetirement® 2050 Fund

PIMCO RealRetirement® Income and Distribution Fund

PIMCO Global Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		19
Financial Highlights		22
Statements of Assets and Liabilities		38
Consolidated Statement of Assets and Liabilities		42
Statements of Operations		44
Consolidated Statement of Operations		46
Statements of Changes in Net Assets		47
Consolidated Statements of Changes in Net Assets		50
Statement of Cash Flows		51
Notes to Financial Statements		118
Glossary		146
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		147

Fund	Fund Summary	Schedule of Investments

PIMCO RealRetirement® 2015 Fund	6	52
PIMCO RealRetirement® 2020 Fund	7	57
PIMCO RealRetirement® 2025 Fund	8	63
PIMCO RealRetirement® 2030 Fund	9	68
PIMCO RealRetirement® 2035 Fund	10	74
PIMCO RealRetirement® 2040 Fund	11	79
PIMCO RealRetirement® 2045 Fund	12	85
PIMCO RealRetirement® 2050 Fund	13	90
PIMCO RealRetirement® Income and Distribution Fund	14	96
PIMCO Global Multi-Asset Fund	15	102

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

2	PIMCO ASSET ALLOCATION FUNDS

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■

Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, Underlying PIMCO Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

PIMCO Global Multi-Asset Fund (“PIMCO Fund of Funds”) may invest its respective assets in Underlying PIMCO Funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The PIMCO RealRetirement® Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO RealRetirement® Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the PIMCO RealRetirement® Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The PIMCO RealRetirement® Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire and plan to start withdrawing money (the “target date”). Each PIMCO RealRetirement® Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at, or after the target year indicated in the PIMCO RealRetirement® Fund’s name.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after

4	PIMCO ASSET ALLOCATION FUNDS

purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO RealRetirement® 2015 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealRetirement® 2020 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® 2025 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealRetirement® 2030 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® 2035 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealRetirement® 2040 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® 2045 Fund	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12
PIMCO RealRetirement® 2050 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealRetirement® Income and Distribution Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO Global Multi-Asset Fund	10/29/08	10/29/08	10/29/08	10/14/11	10/29/08	10/29/08	10/29/08	10/29/08

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

PIMCO RealRetirement® 2015 Fund

Institutional Class - PTNIX	Class A - PTNYX
Class P - PTNQX	Class C - PTNWX
Administrative Class - PTNNX	Class R - PTNSX
Class D - PTNUX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO Total Return Fund	23.1%
PIMCO Real Return Fund	14.3%
PIMCO StocksPLUS® Fund	11.1%
PIMCO Emerging Markets Bond Fund	6.5%
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	6.0%
U.S. Treasury Obligations	5.7%
PIMCO High Yield Fund	5.1%
Other	28.2%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year		Fund Inception (06/30/11)
PIMCO RealRetirement® 2015 Fund Institutional Class	-1.95%	1.26%		3.70%
PIMCO RealRetirement® 2015 Fund Class P	-2.00%	1.13%		3.60%
PIMCO RealRetirement® 2015 Fund Administrative Class	-1.95%	1.11%		3.47%
PIMCO RealRetirement® 2015 Fund Class D	-2.08%	0.78%		3.23%
PIMCO RealRetirement® 2015 Fund Class A	-2.17%	0.74%		3.25%
PIMCO RealRetirement® 2015 Fund Class A (adjusted)	-7.59%	-4.77%		0.70%
PIMCO RealRetirement® 2015 Fund Class C	-2.51%	-0.00%	±	2.44%
PIMCO RealRetirement® 2015 Fund Class C (adjusted)	-3.48%	-0.98%		2.44%
PIMCO RealRetirement® 2015 Fund Class R	-2.26%	0.57%		2.95%
Dow Jones Real Return 2015 IndexSM	-3.02%	-0.68%		3.61%
Lipper Mixed-Asset Target 2015 Funds Average	2.10%	7.21%		5.54%

All Fund returns are net of fees and expenses.

* Cumulative return.

± Reflects an amount less than 0.005%.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.11% for Institutional Class shares, 1.21% for Class P shares, 1.36% for Administrative Class shares, 1.61% for Class D shares, 1.61% for Class A shares, 2.36% for Class C shares, and 1.86% for Class R shares.

Portfolio Insights

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The PIMCO RealRetirement® 2015 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to U.S. small capitalization equities detracted from relative returns as the asset class delivered positive returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

6	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2020 Fund

Institutional Class - PRWIX	Class A - PTYAX
Class P - PTYPX	Class C - PTYCX
Administrative Class - PFNAX	Class R - PTYRX
Class D - PTYDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO Total Return Fund	21.0%
PIMCO StocksPLUS® Fund	13.2%
PIMCO Real Return Fund	12.4%
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	6.2%
PIMCO CommoditiesPLUS® Strategy Fund	5.5%
Other	41.7%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2020 Fund Institutional Class	-1.63%	1.99%	5.76%	4.06%
PIMCO RealRetirement® 2020 Fund Class P	-1.66%	1.88%	5.67%	3.97%
PIMCO RealRetirement® 2020 Fund Administrative Class	-1.82%	1.62%	5.53%	3.81%
PIMCO RealRetirement® 2020 Fund Class D	-1.97%	1.44%	5.20%	3.50%
PIMCO RealRetirement® 2020 Fund Class A	-1.98%	1.48%	5.18%	3.46%
PIMCO RealRetirement® 2020 Fund Class A (adjusted)	-7.34%	-4.10%	4.00%	2.41%
PIMCO RealRetirement® 2020 Fund Class C	-2.26%	0.70%	4.44%	2.74%
PIMCO RealRetirement® 2020 Fund Class C (adjusted)	-3.23%	-0.28%	4.44%	2.74%
PIMCO RealRetirement® 2020 Fund Class R	-2.00%	1.24%	4.95%	3.26%
Dow Jones Real Return 2020 IndexSM	-2.49%	0.14%	5.94%	3.86%
Lipper Mixed-Asset Target 2020 Funds Average	2.71%	8.35%	7.13%	4.31%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.14% for Institutional Class shares, 1.24% for Class P shares, 1.39% for Administrative Class shares, 1.64% for Class D shares, 1.64% for Class A shares, 2.39% for Class C shares, and 1.89% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2020 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to U.S. small capitalization equities detracted from relative returns as the asset class delivered positive returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO RealRetirement® 2025 Fund

Institutional Class - PENTX	Class A - PENZX
Class P - PENPX	Class C - PENWX
Administrative Class - PENMX	Class R - PENRX
Class D - PENDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	16.3%
PIMCO Total Return Fund	13.7%
PIMCO Real Return Fund	11.4%
PIMCO CommoditiesPLUS® Strategy Fund	8.0%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	6.1%
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	5.2%
PIMCO Emerging Markets Bond Fund	5.0%
Other	34.3%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2025 Fund Institutional Class	-1.48%	3.01%	4.02%
PIMCO RealRetirement® 2025 Fund Class P	-1.53%	2.87%	3.92%
PIMCO RealRetirement® 2025 Fund Administrative Class	-1.59%	2.79%	3.75%
PIMCO RealRetirement® 2025 Fund Class D	-1.63%	2.54%	3.56%
PIMCO RealRetirement® 2025 Fund Class A	-1.60%	2.62%	3.58%
PIMCO RealRetirement® 2025 Fund Class A (adjusted)	-7.01%	-2.99%	1.02%
PIMCO RealRetirement® 2025 Fund Class C	-1.99%	1.80%	2.78%
PIMCO RealRetirement® 2025 Fund Class C (adjusted)	-2.97%	0.82%	2.78%
PIMCO RealRetirement® 2025 Fund Class R	-1.79%	2.24%	3.24%
Dow Jones Real Return 2025 IndexSM	-1.73%	1.38%	3.74%
Lipper Mixed-Asset Target 2025 Funds Average	4.28%	11.42%	7.16%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.20% for Institutional Class shares, 1.30% for Class P shares, 1.45% for Administrative Class shares, 1.70% for Class D shares, 1.70% for Class A shares, 2.45% for Class C shares, and 1.95% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2025 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to real estate benefited relative returns as the asset class delivered negative returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

8	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2030 Fund

Institutional Class - PRLIX	Class A - PEHAX
Class P - PEHPX	Class C - PEHCX
Administrative Class - PNLAX	Class R - PEHRX
Class D - PEHDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	19.6%
PIMCO CommoditiesPLUS® Strategy Fund	9.5%
PIMCO Total Return Fund	9.0%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8.8%
PIMCO Real Return Fund	6.7%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6.1%
Other	40.3%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2030 Fund Institutional Class	-0.68%	4.66%	5.78%	3.83%
PIMCO RealRetirement® 2030 Fund Class P	-0.73%	4.53%	5.69%	3.74%
PIMCO RealRetirement® 2030 Fund Administrative Class	-0.79%	4.50%	5.53%	3.59%
PIMCO RealRetirement® 2030 Fund Class D	-0.92%	4.15%	5.18%	3.25%
PIMCO RealRetirement® 2030 Fund Class A	-0.91%	4.16%	5.19%	3.25%
PIMCO RealRetirement® 2030 Fund Class A (adjusted)	-6.39%	-1.56%	4.01%	2.20%
PIMCO RealRetirement® 2030 Fund Class C	-1.26%	3.38%	4.42%	2.50%
PIMCO RealRetirement® 2030 Fund Class C (adjusted)	-2.24%	2.38%	4.42%	2.50%
PIMCO RealRetirement® 2030 Fund Class R	-1.07%	3.87%	4.92%	2.99%
Dow Jones Real Return 2030 IndexSM	-0.71%	3.08%	5.96%	3.36%
Lipper Mixed-Asset Target 2030 Funds Average	4.86%	12.66%	7.76%	4.56%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.23% for Institutional Class shares, 1.33% for Class P shares, 1.48% for Administrative Class shares, 1.73% for Class D shares, 1.73% for Class A shares, 2.48% for Class C shares, and 1.98% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2030 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to U.S. small capitalization equities detracted from relative returns as the asset class delivered positive returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

PIMCO RealRetirement® 2035 Fund

Institutional Class - PIVIX	Class A - PIVAX
Class P - PIVPX	Class C - PIVWX
Administrative Class - PIVNX	Class R - PIVSX
Class D - PIVDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	23.1%
PIMCO CommoditiesPLUS® Strategy Fund	10.8%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9.6%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	8.7%
PIMCO Total Return Fund	5.5%
PIMCO RealEstateRealReturn Strategy Fund	5.4%
PIMCO Emerging Markets Bond Fund	5.0%
Other	31.9%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealRetirement® 2035 Fund Institutional Class	-0.22%	5.80%	5.08%
PIMCO RealRetirement® 2035 Fund Class P	-0.27%	5.78%	4.98%
PIMCO RealRetirement® 2035 Fund Administrative Class	-0.33%	5.58%	4.81%
PIMCO RealRetirement® 2035 Fund Class D	-0.54%	5.36%	4.56%
PIMCO RealRetirement® 2035 Fund Class A	-0.62%	5.21%	4.54%
PIMCO RealRetirement® 2035 Fund Class A (adjusted)	-6.12%	-0.54%	1.96%
PIMCO RealRetirement® 2035 Fund Class C	-0.90%	4.53%	3.77%
PIMCO RealRetirement® 2035 Fund Class C (adjusted)	-1.88%	3.53%	3.77%
PIMCO RealRetirement® 2035 Fund Class R	-0.63%	5.03%	4.32%
Dow Jones Real Return 2035 IndexSM	0.47%	5.10%	3.65%
Lipper Mixed-Asset Target 2035 Funds Average	6.03%	15.01%	8.21%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.25% for Institutional Class shares, 1.35% for Class P shares, 1.50% for Administrative Class shares, 1.75% for Class D shares, 1.75% for Class A shares, 2.50% for Class C shares, and 2.00% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2035 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to real estate benefited relative returns as the asset class delivered negative returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

10	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2040 Fund

Institutional Class - PROIX	Class A - POFAX
Class P - POFPX	Class C - POFCX
Administrative Class - PEOAX	Class R - POFRX
Class D - POFDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	25.0%
PIMCO CommoditiesPLUS® Strategy Fund	11.7%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	11.1%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	10.1%
PIMCO RealEstateRealReturn Strategy Fund	6.7%
iShares China Large Cap Index Fund	5.0%
Other	30.4%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2040 Fund Institutional Class	-0.07%	6.35%	7.04%	4.53%
PIMCO RealRetirement® 2040 Fund Class P	0.01%	6.36%	7.23%	4.74%
PIMCO RealRetirement® 2040 Fund Administrative Class	-0.18%	6.13%	6.79%	4.29%
PIMCO RealRetirement® 2040 Fund Class D	-0.32%	5.90%	6.46%	3.96%
PIMCO RealRetirement® 2040 Fund Class A	-0.28%	5.90%	6.51%	3.97%
PIMCO RealRetirement® 2040 Fund Class A (adjusted)	-5.78%	0.08%	5.30%	2.91%
PIMCO RealRetirement® 2040 Fund Class C	-0.53%	5.17%	5.69%	3.22%
PIMCO RealRetirement® 2040 Fund Class C (adjusted)	-1.52%	4.17%	5.69%	3.22%
PIMCO RealRetirement® 2040 Fund Class R	-0.35%	5.70%	6.22%	3.73%
Dow Jones Real Return 2040 IndexSM	1.57%	7.01%	6.09%	2.95%
Lipper Mixed-Asset Target 2040 Funds Average	5.89%	14.90%	8.07%	4.68%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.27% for Institutional Class shares, 1.37% for Class P shares, 1.52% for Administrative Class shares, 1.77% for Class D shares, 1.77% for Class A shares, 2.52% for Class C shares, and 2.02% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2040 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to U.S. small capitalization equities detracted from relative returns as the asset class delivered positive returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

PIMCO RealRetirement® 2045 Fund

Institutional Class - PFZIX	Class A - PFZAX
Class P - PFZPX	Class C - PFZCX
Administrative Class - PFZMX	Class R - PFZRX
Class D - PFZDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	25.7%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	12.2%
PIMCO CommoditiesPLUS® Strategy Fund	12.2%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	10.8%
PIMCO RealEstateRealReturn Strategy Fund	7.1%
iShares China Large Cap Index Fund	5.2%
Other	26.8%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (02/29/12)
PIMCO RealRetirement® 2045 Fund Institutional Class	0.38%	7.42%	8.43%
PIMCO RealRetirement® 2045 Fund Class P	0.34%	7.19%	8.27%
PIMCO RealRetirement® 2045 Fund Administrative Class	0.19%	7.09%	8.12%
PIMCO RealRetirement® 2045 Fund Class D	0.15%	6.91%	7.93%
PIMCO RealRetirement® 2045 Fund Class A	0.08%	6.75%	7.89%
PIMCO RealRetirement® 2045 Fund Class A (adjusted)	-5.41%	0.87%	4.12%
PIMCO RealRetirement® 2045 Fund Class C	-0.23%	5.94%	7.06%
PIMCO RealRetirement® 2045 Fund Class C (adjusted)	-1.22%	4.94%	7.06%
PIMCO RealRetirement® 2045 Fund Class R	-0.02%	6.53%	7.58%
Dow Jones Real Return 2045 IndexSM	2.46%	8.59%	6.94%
Lipper Mixed-Asset Target 2045 Funds Average	6.76%	16.46%	12.13%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.29% for Institutional Class shares, 1.39% for Class P shares, 1.54% for Administrative Class shares, 1.79% for Class D shares, 1.79% for Class A shares, 2.54% for Class C shares, and 2.04% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2045 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to U.S. small capitalization equities detracted from relative returns as the asset class delivered positive returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

12	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealRetirement® 2050 Fund

Institutional Class - PRMIX	Class A - PFYAX
Class P - PFYPX	Class C - PFYCX
Administrative Class - POTAX	Class R - PFYRX
Class D - PFYDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO StocksPLUS® Fund	25.1%
PIMCO CommoditiesPLUS® Strategy Fund	13.5%
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	12.4%
PIMCO Small Cap StocksPLUS® AR Strategy Fund	10.7%
PIMCO RealEstateRealReturn Strategy Fund	8.0%
iShares China Large Cap Index Fund	5.1%
Other	25.2%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® 2050 Fund Institutional Class	-0.04%	6.68%	7.32%	4.63%
PIMCO RealRetirement® 2050 Fund Class P	0.05%	6.72%	7.51%	4.85%
PIMCO RealRetirement® 2050 Fund Administrative Class	-0.15%	6.41%	7.01%	4.35%
PIMCO RealRetirement® 2050 Fund Class D	-0.15%	6.17%	6.71%	4.04%
PIMCO RealRetirement® 2050 Fund Class A	-0.26%	6.17%	6.75%	4.06%
PIMCO RealRetirement® 2050 Fund Class A (adjusted)	-5.70%	0.37%	5.55%	2.99%
PIMCO RealRetirement® 2050 Fund Class C	-0.57%	5.41%	5.93%	3.28%
PIMCO RealRetirement® 2050 Fund Class C (adjusted)	-1.55%	4.41%	5.93%	3.28%
PIMCO RealRetirement® 2050 Fund Class R	-0.40%	5.85%	6.47%	3.81%
Dow Jones Real Return 40+ IndexSM	3.51%	10.33%	6.48%	3.06%
Lipper Mixed-Asset Target 2050+ Funds Average	6.22%	15.65%	8.19%	4.84%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.28% for Institutional Class shares, 1.38% for Class P shares, 1.53% for Administrative Class shares, 1.78% for Class D shares, 1.78% for Class A shares, 2.53% for Class C shares, and 2.03% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® 2050 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealRetirement® Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealRetirement® Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to commodities benefited relative returns as commodities posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to U.S. small capitalization equities detracted from relative returns as the asset class delivered positive returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

PIMCO RealRetirement® Income and Distribution Fund

Institutional Class - PRIEX	Class A - PTNAX
Class P - PTNPX	Class C - PTNCX
Administrative Class - PRNAX	Class R - PTNRX
Class D - PTNDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO Total Return Fund	22.6%
PIMCO Real Return Fund	15.1%
PIMCO StocksPLUS® Fund	8.9%
PIMCO Emerging Markets Bond Fund	7.5%
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	6.0%
PIMCO High Yield Fund	5.7%
U.S. Treasury Notes	5.3%
Other	28.9%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealRetirement® Income and Distribution Fund Institutional Class	-1.64%	1.46%	6.49%	4.92%
PIMCO RealRetirement® Income and Distribution Fund Class P	-1.81%	1.21%	6.37%	4.79%
PIMCO RealRetirement® Income and Distribution Fund Administrative Class	-1.75%	1.26%	6.24%	4.66%
PIMCO RealRetirement® Income and Distribution Fund Class D	-2.00%	0.83%	5.89%	4.32%
PIMCO RealRetirement® Income and Distribution Fund Class A	-1.86%	0.91%	5.91%	4.35%
PIMCO RealRetirement® Income and Distribution Fund Class A (adjusted)	-7.30%	-4.59%	4.72%	3.28%
PIMCO RealRetirement® Income and Distribution Fund Class C	-2.20%	0.21%	5.14%	3.58%
PIMCO RealRetirement® Income and Distribution Fund Class C (adjusted)	-3.17%	-0.77%	5.14%	3.58%
PIMCO RealRetirement® Income and Distribution Fund Class R	-1.95%	0.73%	5.64%	4.08%
Dow Jones Real Return Today IndexSM	-3.06%	-0.81%	5.99%	4.15%
Lipper Mixed-Asset Target Today Funds Average	0.33%	3.38%	6.23%	4.37%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.07% for Institutional Class shares, 1.17% for Class P shares 1.32% for Administrative Class shares, 1.57% for Class D shares, 1.57% for Class A shares, 2.32% for Class C shares, and 1.82% for Class R shares.

Portfolio Insights

»

The PIMCO RealRetirement® Income and Distribution Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Unlike the other PIMCO RealRetirement® Funds, the Fund does not include a “self-elected” year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may vary the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

»	Exposure to U.S. large capitalization equities benefited absolute performance as the asset class posted positive returns during the reporting period.

»	Exposure to U.S. fixed income securities was a significant detractor from absolute performance as rising bond yields led the asset class to post negative returns during the reporting period.

»	An underweight to inflation-linked bonds benefited relative returns as inflation-linked bonds posted negative returns during the reporting period.

»	An underweight to emerging market bonds benefited relative returns as the asset class experienced negative returns during the reporting period.

»	An underweight to U.S. small capitalization equities detracted from relative returns as the asset class delivered positive returns during the reporting period.

»	An overweight to U.S. fixed income securities detracted from relative returns as the asset class posted negative returns during the reporting period.

14	PIMCO ASSET ALLOCATION FUNDS

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class A - PGMAX
Class P - PGAPX	Class C - PGMCX
Administrative - PGAAX	Class R - PGMRX
Class D - PGMDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Mutual Funds	52.0%
U.S. Treasury Obligations	19.7%
Exchange-Traded Funds	10.1%
Sovereign Issues	9.3%
Short-Term Instruments	4.5%
Other	4.4%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	-8.15%	-6.70%	6.18%
PIMCO Global Multi-Asset Fund Class P	-8.20%	-6.90%	6.07%
PIMCO Global Multi-Asset Fund Administrative Class	-8.33%	-7.07%	5.84%
PIMCO Global Multi-Asset Fund Class D	-8.49%	-7.38%	5.56%
PIMCO Global Multi-Asset Fund Class A	-8.49%	-7.29%	5.57%
PIMCO Global Multi-Asset Fund Class A (adjusted)	-13.49%	-12.40%	4.75%
PIMCO Global Multi-Asset Fund Class C	-8.83%	-8.05%	4.79%
PIMCO Global Multi-Asset Fund Class C (adjusted)	-9.74%	-8.96%	4.79%
PIMCO Global Multi-Asset Fund Class R	-8.53%	-7.58%	5.29%
MSCI World Index	8.87%	20.21%	13.48%
1 Month LIBOR +5%	2.56%	5.20%	5.33%
Lipper Global Flexible Portfolio Funds Average	1.11%	7.23%	10.27%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.53% for Institutional Class shares, 1.63% for Class P shares, for 1.78% Administrative Class Shares, 2.13% for Class D shares, 2.13% for Class A shares, 2.88% for Class C shares, and 2.38% for Class R shares.

Portfolio Insights

»

The PIMCO Global Multi-Asset Fund seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Holdings of developed markets equities benefited performance as the MSCI World Index posted positive returns during the reporting period.

»	An allocation to emerging markets equities detracted from performance as the MSCI Emerging Markets Index posted negative returns during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) positioning detracted from performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets rose.

»	Exposure to emerging markets bonds, primarily through long exposure to interest rates in Brazil, detracted from performance as interest rates in Brazil rose during the reporting period.

»	Holdings of Inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS posted negative performance during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), modestly detracted from performance as the S&P 500 Index posted positive returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealRetirement® 2015 Fund
Institutional Class	$1,000.00	$980.50	$1.19	$1,000.00	$1,023.87	$1.22	0.24%
Class P	1,000.00	980.00	1.69	1,000.00	1,023.36	1.72	0.34
Administrative Class	1,000.00	980.50	2.43	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	979.20	3.67	1,000.00	1,021.36	3.75	0.74
Class A	1,000.00	978.30	3.67	1,000.00	1,021.36	3.75	0.74
Class C	1,000.00	974.90	7.38	1,000.00	1,017.60	7.54	1.49
Class R	1,000.00	977.40	4.91	1,000.00	1,020.10	5.01	0.99
PIMCO RealRetirement® 2020 Fund
Institutional Class	$1,000.00	$983.70	$1.14	$1,000.00	$1,023.92	$1.17	0.23%
Class P	1,000.00	983.40	1.64	1,000.00	1,023.41	1.67	0.33
Administrative Class	1,000.00	981.80	2.38	1,000.00	1,022.66	2.43	0.48
Class D	1,000.00	980.30	3.62	1,000.00	1,021.41	3.70	0.73
Class A	1,000.00	980.20	3.62	1,000.00	1,021.41	3.70	0.73
Class C	1,000.00	977.40	7.34	1,000.00	1,017.65	7.49	1.48
Class R	1,000.00	980.00	4.86	1,000.00	1,020.16	4.96	0.98

16	PIMCO ASSET ALLOCATION FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealRetirement® 2025 Fund
Institutional Class	$1,000.00	$985.20	$1.00	$1,000.00	$1,024.07	$1.01	0.20%
Class P	1,000.00	984.70	1.49	1,000.00	1,023.56	1.52	0.30
Administrative Class	1,000.00	984.10	2.24	1,000.00	1,022.81	2.28	0.45
Class D	1,000.00	983.70	3.48	1,000.00	1,021.56	3.55	0.70
Class A	1,000.00	984.00	3.48	1,000.00	1,021.56	3.55	0.70
Class C	1,000.00	980.10	7.20	1,000.00	1,017.80	7.33	1.45
Class R	1,000.00	982.10	4.72	1,000.00	1,020.31	4.81	0.95
PIMCO RealRetirement® 2030 Fund
Institutional Class	$1,000.00	$993.20	$1.30	$1,000.00	$1,023.76	$1.32	0.26%
Class P	1,000.00	992.70	1.80	1,000.00	1,023.26	1.83	0.36
Administrative Class	1,000.00	992.10	2.55	1,000.00	1,022.51	2.59	0.51
Class D	1,000.00	990.80	3.79	1,000.00	1,021.26	3.85	0.76
Class A	1,000.00	990.90	3.79	1,000.00	1,021.26	3.85	0.76
Class C	1,000.00	987.40	7.52	1,000.00	1,017.50	7.64	1.51
Class R	1,000.00	989.30	5.04	1,000.00	1,020.00	5.11	1.01
PIMCO RealRetirement® 2035 Fund
Institutional Class	$1,000.00	$997.80	$1.20	$1,000.00	$1,023.87	$1.22	0.24%
Class P	1,000.00	997.30	1.70	1,000.00	1,023.36	1.72	0.34
Administrative Class	1,000.00	996.70	2.45	1,000.00	1,022.61	2.48	0.49
Class D	1,000.00	994.60	3.70	1,000.00	1,021.36	3.75	0.74
Class A	1,000.00	993.80	3.70	1,000.00	1,021.36	3.75	0.74
Class C	1,000.00	991.00	7.44	1,000.00	1,017.60	7.54	1.49
Class R	1,000.00	993.70	4.95	1,000.00	1,020.10	5.01	0.99
PIMCO RealRetirement® 2040 Fund
Institutional Class	$1,000.00	$999.30	$1.45	$1,000.00	$1,023.61	$1.47	0.29%
Class P	1,000.00	1,000.10	1.96	1,000.00	1,023.11	1.98	0.39
Administrative Class	1,000.00	998.20	2.71	1,000.00	1,022.36	2.74	0.54
Class D	1,000.00	996.80	3.95	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	997.20	3.96	1,000.00	1,021.11	4.00	0.79
Class C	1,000.00	994.70	7.70	1,000.00	1,017.35	7.79	1.54
Class R	1,000.00	996.50	5.21	1,000.00	1,019.85	5.27	1.04
PIMCO RealRetirement® 2045 Fund
Institutional Class	$1,000.00	$1,003.80	$1.46	$1,000.00	$1,023.61	$1.47	0.29%
Class P	1,000.00	1,003.40	1.96	1,000.00	1,023.11	1.98	0.39
Administrative Class	1,000.00	1,001.90	2.71	1,000.00	1,022.36	2.74	0.54
Class D	1,000.00	1,001.50	3.96	1,000.00	1,021.11	4.00	0.79
Class A	1,000.00	1,000.80	3.96	1,000.00	1,021.11	4.00	0.79
Class C	1,000.00	997.70	7.71	1,000.00	1,017.35	7.79	1.54
Class R	1,000.00	999.80	5.21	1,000.00	1,019.85	5.27	1.04
PIMCO RealRetirement® 2050 Fund
Institutional Class	$1,000.00	$999.60	$1.40	$1,000.00	$1,023.66	$1.42	0.28%
Class P	1,000.00	1,000.50	1.91	1,000.00	1,023.16	1.93	0.38
Administrative Class	1,000.00	998.50	2.66	1,000.00	1,022.41	2.69	0.53
Class D	1,000.00	998.50	3.91	1,000.00	1,021.16	3.95	0.78
Class A	1,000.00	997.40	3.91	1,000.00	1,021.16	3.95	0.78
Class C	1,000.00	994.30	7.65	1,000.00	1,017.40	7.74	1.53
Class R	1,000.00	996.00	5.15	1,000.00	1,019.90	5.22	1.03

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealRetirement® Income and Distribution Fund
Institutional Class	$1,000.00	$983.60	$1.29	$1,000.00	$1,023.76	$1.32	0.26%
Class P	1,000.00	981.90	1.79	1,000.00	1,023.26	1.83	0.36
Administrative Class	1,000.00	982.50	2.53	1,000.00	1,022.51	2.59	0.51
Class D	1,000.00	980.00	3.77	1,000.00	1,021.26	3.85	0.76
Class A	1,000.00	981.40	3.78	1,000.00	1,021.26	3.85	0.76
Class C	1,000.00	978.00	7.49	1,000.00	1,017.50	7.64	1.51
Class R	1,000.00	980.50	5.01	1,000.00	1,020.00	5.11	1.01
PIMCO Global Multi-Asset Fund
Institutional Class	$1,000.00	$918.50	$2.45	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	918.00	2.93	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	916.70	3.65	1,000.00	1,021.26	3.85	0.76
Class D	1,000.00	915.10	5.33	1,000.00	1,019.50	5.62	1.11
Class A	1,000.00	915.10	5.33	1,000.00	1,019.50	5.62	1.11
Class C	1,000.00	911.70	8.91	1,000.00	1,015.74	9.40	1.86
Class R	1,000.00	914.70	6.53	1,000.00	1,018.25	6.88	1.36

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

18	PIMCO ASSET ALLOCATION FUNDS

Benchmark Descriptions

Index	Description

1 Month LIBOR +5%	The 1 Month LIBOR +5% benchmark is created by adding 5% to the annual return of 1 Month LIBOR. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2015 IndexSM	Dow Jones Real Return 2015 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2020 IndexSM	Dow Jones Real Return 2020 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2025 IndexSM	Dow Jones Real Return 2025 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2030 IndexSM	Dow Jones Real Return 2030 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2035 IndexSM	Dow Jones Real Return 2035 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 2040 IndexSM	Dow Jones Real Return 2040 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Benchmark Descriptions (Cont.)

Index	Description

Dow Jones Real Return 2045 IndexSM	Dow Jones Real Return 2045 IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return 40+ IndexSM	Dow Jones Real Return 40+ IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones Real Return Today IndexSM	Dow Jones Real Return Today IndexSM is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

20	PIMCO ASSET ALLOCATION FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2015 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.36	$0.13	$(0.33)	$(0.20)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2013	9.97	0.42	0.44	0.86	(0.47)	0.00	0.00	(0.47)
06/30/2011 - 03/31/2012	10.00	0.37	(0.20)	0.17	(0.20)	0.00	0.00	(0.20)
Class P
04/01/2013 - 09/30/2013+	10.36	0.12	(0.33)	(0.21)	(0.10)	0.00	0.00	(0.10)
03/31/2013	9.97	0.56	0.29	0.85	(0.46)	0.00	0.00	(0.46)
10/31/2011 - 03/31/2012	9.90	0.20	0.07	0.27	(0.20)	0.00	0.00	(0.20)
Administrative Class
04/01/2013 - 09/30/2013+	10.36	0.12	(0.32)	(0.20)	(0.10)	0.00	0.00	(0.10)
03/31/2013	9.95	0.45	0.39	0.84	(0.43)	0.00	0.00	(0.43)
06/30/2011 - 03/31/2012	10.00	0.26	(0.11)	0.15	(0.20)	0.00	0.00	(0.20)
Class D
04/01/2013 - 09/30/2013+	10.38	0.10	(0.32)	(0.22)	(0.08)	0.00	0.00	(0.08)
03/31/2013	9.96	0.43	0.37	0.80	(0.38)	0.00	0.00	(0.38)
06/30/2011 - 03/31/2012	10.00	0.21	(0.07)	0.14	(0.18)	0.00	0.00	(0.18)
Class A
04/01/2013 - 09/30/2013+	10.40	0.10	(0.33)	(0.23)	(0.08)	0.00	0.00	(0.08)
03/31/2013	9.96	0.40	0.41	0.81	(0.37)	0.00	0.00	(0.37)
06/30/2011 - 03/31/2012	10.00	0.18	(0.04)	0.14	(0.18)	0.00	0.00	(0.18)
Class C
04/01/2013 - 09/30/2013+	10.42	0.07	(0.33)	(0.26)	(0.06)	0.00	0.00	(0.06)
03/31/2013	9.94	0.31	0.42	0.73	(0.25)	0.00	0.00	(0.25)
06/30/2011 - 03/31/2012	10.00	0.22	(0.14)	0.08	(0.14)	0.00	0.00	(0.14)
Class R
04/01/2013 - 09/30/2013+	10.34	0.08	(0.31)	(0.23)	(0.07)	0.00	0.00	(0.07)
03/31/2013	9.95	0.39	0.39	0.78	(0.39)	0.00	0.00	(0.39)
06/30/2011 - 03/31/2012	10.00	0.22	(0.11)	0.11	(0.16)	0.00	0.00	(0.16)

PIMCO RealRetirement® 2020 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$8.47	$0.11	$(0.25)	$(0.14)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2013	8.17	0.38	0.35	0.73	(0.38)	0.00	(0.05)	(0.43)
03/31/2012	8.28	0.41	(0.18)	0.23	(0.31)	(0.03)	0.00	(0.34)
03/31/2011	8.10	0.60	0.17	0.77	(0.59)	0.00	0.00	(0.59)
03/31/2010	6.40	0.36	1.64	2.00	(0.30)	0.00	0.00	(0.30)
03/31/2009	10.00	0.41	(2.57)	(2.16)	(0.36)	(1.08)	0.00	(1.44)
Class P
04/01/2013 - 09/30/2013+	8.47	0.11	(0.25)	(0.14)	(0.10)	0.00	0.00	(0.10)
03/31/2013	8.18	0.47	0.24	0.71	(0.37)	0.00	(0.05)	(0.42)
10/31/2011 - 03/31/2012	8.18	0.15	0.07	0.22	(0.19)	(0.03)	0.00	(0.22)
Administrative Class
04/01/2013 - 09/30/2013+	8.64	0.11	(0.27)	(0.16)	(0.09)	0.00	0.00	(0.09)
03/31/2013	8.31	0.38	0.34	0.72	(0.34)	0.00	(0.05)	(0.39)
03/31/2012	8.42	0.37	(0.16)	0.21	(0.29)	(0.03)	0.00	(0.32)
03/31/2011	8.15	0.59	0.17	0.76	(0.49)	0.00	0.00	(0.49)
03/31/2010	6.40	0.88	1.10	1.98	(0.23)	0.00	0.00	(0.23)
06/30/2008 - 03/31/2009	9.92	0.32	(2.44)	(2.12)	(0.32)	(1.08)	0.00	(1.40)
Class D
04/01/2013 - 09/30/2013+	8.49	0.09	(0.26)	(0.17)	(0.08)	0.00	0.00	(0.08)
03/31/2013	8.14	0.32	0.36	0.68	(0.28)	0.00	(0.05)	(0.33)
03/31/2012	8.25	0.28	(0.09)	0.19	(0.27)	(0.03)	0.00	(0.30)
03/31/2011	8.07	0.54	0.18	0.72	(0.54)	0.00	0.00	(0.54)
03/31/2010	6.39	0.49	1.46	1.95	(0.27)	0.00	0.00	(0.27)
03/31/2009	10.00	0.44	(2.65)	(2.21)	(0.32)	(1.08)	0.00	(1.40)

Please see footnotes on page 36.

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.05	(1.95)%	$18,343	0.24	%*	0.75	%*	0.24	%*	0.75	%*	2.57	%*	20%
10.36	8.77	16,901	0.23		0.75		0.23		0.75		4.08		12
9.97	1.75	8,663	0.31	*	1.00	*	0.31	*	1.00	*	4.90	*	24

10.05	(2.00)	216	0.34	*	0.85	*	0.34	*	0.85	*	2.40	*	20
10.36	8.67	234	0.33		0.85		0.33		0.85		5.42		12
9.97	2.74	10	0.41	*	1.10	*	0.41	*	1.10	*	4.89	*	24

10.06	(1.95)	28,373	0.49	*	1.00	*	0.49	*	1.00	*	2.36	*	20
10.36	8.51	25,740	0.48		1.00		0.48		1.00		4.34		12
9.95	1.50	8,747	0.56	*	1.25	*	0.56	*	1.25	*	3.46	*	24

10.08	(2.08)	1,170	0.74	*	1.25	*	0.74	*	1.25	*	2.01	*	20
10.38	8.15	1,344	0.73		1.25		0.73		1.25		4.13		12
9.96	1.45	377	0.81	*	1.50	*	0.81	*	1.50	*	2.76	*	24

10.09	(2.17)	3,200	0.74	*	1.25	*	0.74	*	1.25	*	2.00	*	20
10.40	8.24	3,209	0.73		1.25		0.73		1.25		3.85		12
9.96	1.48	1,630	0.81	*	1.50	*	0.81	*	1.50	*	2.43	*	24

10.10	(2.51)	886	1.49	*	2.00	*	1.49	*	2.00	*	1.40	*	20
10.42	7.35	529	1.48		2.00		1.48		2.00		3.04		12
9.94	0.87	209	1.56	*	2.25	*	1.56	*	2.25	*	2.91	*	24

10.04	(2.26)	139	0.99	*	1.50	*	0.99	*	1.50	*	1.67	*	20
10.34	7.96	184	0.98		1.50		0.98		1.50		3.72		12
9.95	1.17	10	1.06	*	1.75	*	1.06	*	1.75	*	2.94	*	24

$8.23	(1.63)%	$32,870	0.23	%*	0.75	%*	0.23	%*	0.75	%*	2.74	%*	28%
8.47	9.03	31,921	0.22		0.75		0.22		0.75		4.46		11
8.17	2.93	18,089	0.31		0.75		0.31		0.75		4.95		25
8.28	9.69	4,748	0.40		0.75		0.40		0.75		7.24		1
8.10	31.41	3,350	0.39		0.75		0.39		0.75		4.68		13
6.40	(21.76)	2,346	0.22		2.51		0.22		2.51		4.92		232

8.23	(1.66)	740	0.33	*	0.85	*	0.33	*	0.85	*	2.72	*	28
8.47	8.80	249	0.32		0.85		0.32		0.85		5.49		11
8.18	2.76	10	0.41	*	0.85	*	0.41	*	0.85	*	4.48	*	25

8.39	(1.82)	45,330	0.48	*	1.00	*	0.48	*	1.00	*	2.50	*	28
8.64	8.74	41,461	0.47		1.00		0.47		1.00		4.41		11
8.31	2.69	17,612	0.56		1.00		0.56		1.00		4.44		25
8.42	9.52	374	0.65		1.00		0.65		1.00		7.05		1
8.15	31.07	26	0.73		1.00		0.73		1.00		10.98		13
6.40	(21.42)	8	0.47	*	3.46	*	0.47	*	3.46	*	5.42	*	232

8.24	(1.97)	3,274	0.73	*	1.25	*	0.73	*	1.25	*	2.21	*	28
8.49	8.51	3,668	0.72		1.25		0.72		1.25		3.77		11
8.14	2.46	2,600	0.82	(b)	1.26	(b)	0.82	(b)	1.26	(b)	3.43		25
8.25	9.15	1,847	1.00		1.35		1.00		1.35		6.52		1
8.07	30.61	1,001	1.03		1.35		1.03		1.35		6.28		13
6.39	(22.24)	114	0.93		7.44		0.93		7.44		6.35		232

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2020 Fund (Cont.)
Class A
04/01/2013 - 09/30/2013+	$8.46	$0.09	$(0.26)	$(0.17)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2013	8.13	0.36	0.32	0.68	(0.30)	0.00	(0.05)	(0.35)
03/31/2012	8.24	0.28	(0.09)	0.19	(0.27)	(0.03)	0.00	(0.30)
03/31/2011	8.06	0.54	0.18	0.72	(0.54)	0.00	0.00	(0.54)
03/31/2010	6.39	0.38	1.55	1.93	(0.26)	0.00	0.00	(0.26)
03/31/2009	10.00	0.45	(2.66)	(2.21)	(0.32)	(1.08)	0.00	(1.40)
Class C
04/01/2013 - 09/30/2013+	8.52	0.06	(0.25)	(0.19)	(0.06)	0.00	0.00	(0.06)
03/31/2013	8.12	0.25	0.37	0.62	(0.17)	0.00	(0.05)	(0.22)
03/31/2012	8.23	0.21	(0.08)	0.13	(0.21)	(0.03)	0.00	(0.24)
03/31/2011	8.06	0.47	0.19	0.66	(0.49)	0.00	0.00	(0.49)
03/31/2010	6.39	0.41	1.48	1.89	(0.22)	0.00	0.00	(0.22)
07/31/2008 - 03/31/2009	9.74	0.25	(2.24)	(1.99)	(0.28)	(1.08)	0.00	(1.36)
Class R
04/01/2013 - 09/30/2013+	8.52	0.09	(0.26)	(0.17)	(0.08)	0.00	0.00	(0.08)
03/31/2013	8.15	0.30	0.37	0.67	(0.25)	0.00	(0.05)	(0.30)
03/31/2012	8.25	0.24	(0.07)	0.17	(0.24)	(0.03)	0.00	(0.27)
03/31/2011	8.07	0.51	0.19	0.70	(0.52)	0.00	0.00	(0.52)
03/31/2010	6.40	0.42	1.51	1.93	(0.26)	0.00	0.00	(0.26)
07/31/2008 - 03/31/2009	9.74	0.28	(2.24)	(1.96)	(0.30)	(1.08)	0.00	(1.38)

PIMCO RealRetirement® 2025 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.29	$0.15	$(0.31)	$(0.16)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2013	9.87	0.47	0.46	0.93	(0.48)	0.00	(0.03)	(0.51)
06/30/2011 - 03/31/2012	10.00	0.50	(0.39)	0.11	(0.24)	0.00	0.00	(0.24)
Class P
04/01/2013 - 09/30/2013+	10.29	0.15	(0.31)	(0.16)	(0.13)	0.00	0.00	(0.13)
03/31/2013	9.87	0.62	0.30	0.92	(0.47)	0.00	(0.03)	(0.50)
10/31/2011 - 03/31/2012	9.71	0.27	0.13	0.40	(0.24)	0.00	0.00	(0.24)
Administrative Class
04/01/2013 - 09/30/2013+	10.29	0.14	(0.31)	(0.17)	(0.12)	0.00	0.00	(0.12)
03/31/2013	9.85	0.49	0.42	0.91	(0.44)	0.00	(0.03)	(0.47)
06/30/2011 - 03/31/2012	10.00	0.33	(0.24)	0.09	(0.24)	0.00	0.00	(0.24)
Class D
04/01/2013 - 09/30/2013+	10.30	0.13	(0.30)	(0.17)	(0.11)	0.00	0.00	(0.11)
03/31/2013	9.84	0.47	0.42	0.89	(0.40)	0.00	(0.03)	(0.43)
06/30/2011 - 03/31/2012	10.00	0.34	(0.27)	0.07	(0.23)	0.00	0.00	(0.23)
Class A
04/01/2013 - 09/30/2013+	10.31	0.13	(0.30)	(0.17)	(0.11)	0.00	0.00	(0.11)
03/31/2013	9.85	0.51	0.38	0.89	(0.40)	0.00	(0.03)	(0.43)
06/30/2011 - 03/31/2012	10.00	0.21	(0.13)	0.08	(0.23)	0.00	0.00	(0.23)
Class C
04/01/2013 - 09/30/2013+	10.32	0.09	(0.30)	(0.21)	(0.08)	0.00	0.00	(0.08)
03/31/2013	9.82	0.31	0.49	0.80	(0.27)	0.00	(0.03)	(0.30)
06/30/2011 - 03/31/2012	10.00	0.30	(0.28)	0.02	(0.20)	0.00	0.00	(0.20)
Class R
04/01/2013 - 09/30/2013+	10.30	0.12	(0.31)	(0.19)	(0.10)	0.00	0.00	(0.10)
03/31/2013	9.84	0.28	0.57	0.85	(0.36)	0.00	(0.03)	(0.39)
06/30/2011 - 03/31/2012	10.00	0.26	(0.21)	0.05	(0.21)	0.00	0.00	(0.21)

Please see footnotes on page 36.

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.21	(1.98)%	$7,940	0.73	%*	1.25	%*	0.73	%*	1.25	%*	2.20	%*	28%
8.46	8.47	8,028	0.72		1.25		0.72		1.25		4.24		11
8.13	2.48	3,077	0.82	(b)	1.26	(b)	0.82	(b)	1.26	(b)	3.48		25
8.24	9.15	2,068	1.00		1.35		1.00		1.35		6.50		1
8.06	30.37	1,036	1.03		1.35		1.03		1.35		4.93		13
6.39	(22.23)	209	0.82		4.29		0.82		4.29		5.59		232

8.27	(2.26)	3,100	1.48	*	2.00	*	1.48	*	2.00	*	1.49	*	28
8.52	7.66	2,112	1.47		2.00		1.47		2.00		3.01		11
8.12	1.72	1,122	1.57	(b)	2.01	(b)	1.57	(b)	2.01	(b)	2.60		25
8.23	8.33	1,106	1.75		2.10		1.75		2.10		5.69		1
8.06	29.69	488	1.78		2.10		1.78		2.10		5.18		13
6.39	(20.57)	8	1.59	*	4.92	*	1.59	*	4.92	*	4.95	*	232

8.27	(2.00)	2,424	0.98	*	1.50	*	0.98	*	1.50	*	2.11	*	28
8.52	8.27	1,155	0.97		1.50		0.97		1.50		3.57		11
8.15	2.19	692	1.07	(b)	1.51	(b)	1.07	(b)	1.51	(b)	2.93		25
8.25	8.87	765	1.25		1.60		1.25		1.60		6.17		1
8.07	30.22	466	1.33		1.60		1.33		1.60		5.28		13
6.40	(20.25)	8	1.09	*	4.42	*	1.09	*	4.42	*	5.45	*	232

$10.00	(1.48)%	$23,861	0.20	%*	0.75	%*	0.20	%*	0.75	%*	3.05	%*	20%
10.29	9.60	23,011	0.19		0.75		0.19		0.75		4.60		9
9.87	1.20	10,159	0.26	*	0.95	*	0.26	*	0.95	*	6.82	*	27

10.00	(1.53)	965	0.30	*	0.85	*	0.30	*	0.85	*	2.92	*	20
10.29	9.49	943	0.29		0.85		0.29		0.85		6.05		9
9.87	4.19	10	0.36	*	1.05	*	0.36	*	1.05	*	6.71	*	27

10.00	(1.59)	40,966	0.45	*	1.00	*	0.45	*	1.00	*	2.81	*	20
10.29	9.36	39,958	0.44		1.00		0.44		1.00		4.80		9
9.85	0.95	12,019	0.51	*	1.20	*	0.51	*	1.20	*	4.49	*	27

10.02	(1.63)	1,635	0.70	*	1.25	*	0.70	*	1.25	*	2.48	*	20
10.30	9.15	1,891	0.69		1.25		0.69		1.25		4.59		9
9.84	0.76	311	0.76	*	1.45	*	0.76	*	1.45	*	4.59	*	27

10.03	(1.60)	3,186	0.70	*	1.25	*	0.70	*	1.25	*	2.58	*	20
10.31	9.12	2,571	0.69		1.25		0.69		1.25		5.06		9
9.85	0.82	579	0.76	*	1.45	*	0.76	*	1.45	*	2.83	*	27

10.03	(1.99)	617	1.45	*	2.00	*	1.45	*	2.00	*	1.75	*	20
10.32	8.28	328	1.44		2.00		1.44		2.00		3.03		9
9.82	0.23	48	1.51	*	2.20	*	1.51	*	2.20	*	4.08	*	27

10.01	(1.79)	1,167	0.95	*	1.50	*	0.95	*	1.50	*	2.31	*	20
10.30	8.75	391	0.94		1.50		0.94		1.50		2.78		9
9.84	0.59	81	1.01	*	1.70	*	1.01	*	1.70	*	3.47	*	27

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2030 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$8.06	$0.12	$(0.18)	$(0.06)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2013	7.68	0.42	0.40	0.82	(0.37)	0.00	(0.07)	(0.44)
03/31/2012	7.93	0.43	(0.34)	0.09	(0.32)	(0.02)	0.00	(0.34)
03/31/2011	7.76	0.59	0.22	0.81	(0.64)	0.00	0.00	(0.64)
03/31/2010	5.92	0.37	1.78	2.15	(0.24)	(0.07)	0.00	(0.31)
03/31/2009	10.00	0.39	(3.07)	(2.68)	(0.32)	(1.08)	0.00	(1.40)
Class P
04/01/2013 - 09/30/2013+	8.06	0.12	(0.18)	(0.06)	(0.11)	0.00	0.00	(0.11)
03/31/2013	7.68	0.50	0.31	0.81	(0.36)	0.00	(0.07)	(0.43)
10/31/2011 - 03/31/2012	7.66	0.20	0.04	0.24	(0.20)	(0.02)	0.00	(0.22)
Administrative Class
04/01/2013 - 09/30/2013+	8.07	0.12	(0.19)	(0.07)	(0.10)	0.00	0.00	(0.10)
03/31/2013	7.68	0.39	0.40	0.79	(0.33)	0.00	(0.07)	(0.40)
03/31/2012	7.93	0.45	(0.37)	0.08	(0.31)	(0.02)	0.00	(0.33)
03/31/2011	7.76	0.57	0.23	0.80	(0.63)	0.00	0.00	(0.63)
03/31/2010	5.93	0.32	1.81	2.13	(0.23)	(0.07)	0.00	(0.30)
06/30/2008 - 03/31/2009	9.97	0.29	(2.95)	(2.66)	(0.30)	(1.08)	0.00	(1.38)
Class D
04/01/2013 - 09/30/2013+	8.05	0.10	(0.18)	(0.08)	(0.09)	0.00	0.00	(0.09)
03/31/2013	7.63	0.34	0.43	0.77	(0.28)	0.00	(0.07)	(0.35)
03/31/2012	7.89	0.35	(0.30)	0.05	(0.29)	(0.02)	0.00	(0.31)
03/31/2011	7.73	0.57	0.19	0.76	(0.60)	0.00	0.00	(0.60)
03/31/2010	5.91	0.58	1.52	2.10	(0.21)	(0.07)	0.00	(0.28)
03/31/2009	10.00	0.14	(2.87)	(2.73)	(0.28)	(1.08)	0.00	(1.36)
Class A
04/01/2013 - 09/30/2013+	8.03	0.10	(0.17)	(0.07)	(0.10)	0.00	0.00	(0.10)
03/31/2013	7.63	0.40	0.37	0.77	(0.30)	0.00	(0.07)	(0.37)
03/31/2012	7.89	0.32	(0.27)	0.05	(0.29)	(0.02)	0.00	(0.31)
03/31/2011	7.73	0.54	0.22	0.76	(0.60)	0.00	0.00	(0.60)
03/31/2010	5.91	0.45	1.65	2.10	(0.21)	(0.07)	0.00	(0.28)
03/31/2009	10.00	0.30	(3.02)	(2.72)	(0.29)	(1.08)	0.00	(1.37)
Class C
04/01/2013 - 09/30/2013+	8.10	0.08	(0.18)	(0.10)	(0.08)	0.00	0.00	(0.08)
03/31/2013	7.59	0.24	0.46	0.70	(0.12)	0.00	(0.07)	(0.19)
03/31/2012	7.84	0.26	(0.26)	0.00	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	7.69	0.50	0.20	0.70	(0.55)	0.00	0.00	(0.55)
03/31/2010	5.90	0.46	1.57	2.03	(0.17)	(0.07)	0.00	(0.24)
07/31/2008 - 03/31/2009	9.73	0.10	(2.57)	(2.47)	(0.28)	(1.08)	0.00	(1.36)
Class R
04/01/2013 - 09/30/2013+	8.09	0.10	(0.19)	(0.09)	(0.09)	0.00	0.00	(0.09)
03/31/2013	7.66	0.30	0.45	0.75	(0.25)	0.00	(0.07)	(0.32)
03/31/2012	7.90	0.25	(0.21)	0.04	(0.26)	(0.02)	0.00	(0.28)
03/31/2011	7.74	0.53	0.21	0.74	(0.58)	0.00	0.00	(0.58)
03/31/2010	5.92	0.47	1.62	2.09	(0.20)	(0.07)	0.00	(0.27)
07/31/2008 - 03/31/2009	9.73	0.25	(2.71)	(2.46)	(0.27)	(1.08)	0.00	(1.35)

PIMCO RealRetirement® 2035 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.23	$0.17	$(0.20)	$(0.03)	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2013	9.68	0.59	0.53	1.12	(0.52)	0.00	(0.05)	(0.57)
06/30/2011 - 03/31/2012	10.00	0.58	(0.57)	0.01	(0.33)	0.00	0.00	(0.33)
Class P
04/01/2013 - 09/30/2013+	10.23	0.17	(0.20)	(0.03)	(0.15)	0.00	0.00	(0.15)
03/31/2013	9.68	0.70	0.41	1.11	(0.51)	0.00	(0.05)	(0.56)
10/31/2011 - 03/31/2012	9.57	0.35	0.08	0.43	(0.32)	0.00	0.00	(0.32)

Please see footnotes on page 36.

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$7.89	(0.68)%	$34,268	0.26	%*	0.80	%*	0.26	%*	0.80	%*	3.13	%*	21%
8.06	10.83	28,693	0.23		0.80		0.23		0.80		5.23		3
7.68	1.33	10,070	0.35		0.80		0.35		0.80		5.64		21
7.93	10.83	4,098	0.44		0.80		0.44		0.80		7.43		3
7.76	36.55	3,607	0.41		0.80		0.41		0.80		5.08		9
5.92	(27.14)	2,186	0.26		2.69		0.26		2.69		4.72		233

7.89	(0.73)	844	0.36	*	0.90	*	0.36	*	0.90	*	3.00	*	21
8.06	10.72	817	0.33		0.90		0.33		0.90		6.30		3
7.68	3.26	10	0.45	*	0.90	*	0.45	*	0.90	*	6.41	*	21

7.90	(0.79)	55,044	0.51	*	1.05	*	0.51	*	1.05	*	2.91	*	21
8.07	10.49	49,990	0.48		1.05		0.48		1.05		4.86		3
7.68	1.15	16,505	0.60		1.05		0.60		1.05		5.84		21
7.93	10.58	11	0.69		1.05		0.69		1.05		7.26		3
7.76	36.00	10	0.66		1.05		0.66		1.05		4.45		9
5.93	(27.03)	7	0.51	*	3.73	*	0.51	*	3.73	*	5.17	*	233

7.88	(0.92)	2,827	0.76	*	1.30	*	0.76	*	1.30	*	2.55	*	21
8.05	10.26	3,231	0.73		1.30		0.73		1.30		4.27		3
7.63	0.77	2,250	0.86	(b)	1.31	(b)	0.86	(b)	1.31	(b)	4.50		21
7.89	10.15	1,317	1.04		1.40		1.04		1.40		7.24		3
7.73	35.74	894	1.05		1.40		1.05		1.40		7.68		9
5.91	(27.57)	50	0.98		9.28		0.98		9.28		1.93		233

7.86	(0.91)	8,176	0.76	*	1.30	*	0.76	*	1.30	*	2.59	*	21
8.03	10.28	7,599	0.73		1.30		0.73		1.30		5.10		3
7.63	0.78	2,186	0.86	(b)	1.31	(b)	0.86	(b)	1.31	(b)	4.20		21
7.89	10.14	941	1.04		1.40		1.04		1.40		6.85		3
7.73	35.68	565	1.05		1.40		1.05		1.40		6.09		9
5.91	(27.55)	64	0.93		7.18		0.93		7.18		3.86		233

7.92	(1.26)	2,263	1.51	*	2.05	*	1.51	*	2.05	*	2.04	*	21
8.10	9.36	1,136	1.48		2.05		1.48		2.05		3.02		3
7.59	0.16	1,386	1.61	(b)	2.06	(b)	1.61	(b)	2.06	(b)	3.44		21
7.84	9.29	1,455	1.79		2.15		1.79		2.15		6.40		3
7.69	34.55	872	1.80		2.15		1.80		2.15		6.20		9
5.90	(25.73)	81	1.72	*	8.31	*	1.72	*	8.31	*	2.44	*	233

7.91	(1.07)	2,808	1.01	*	1.55	*	1.01	*	1.55	*	2.60	*	21
8.09	9.97	1,109	0.98		1.55		0.98		1.55		3.82		3
7.66	0.57	450	1.11	(b)	1.56	(b)	1.11	(b)	1.56	(b)	3.27		21
7.90	9.86	250	1.29		1.65		1.29		1.65		6.73		3
7.74	35.37	2	1.34		1.65		1.34		1.65		6.18		9
5.92	(25.60)	8	1.13	*	4.90	*	1.13	*	4.90	*	5.29	*	233

$10.05	(0.22)%	$27,810	0.24	%*	0.80	%*	0.24	%*	0.80	%*	3.33	%*	19%
10.23	11.81	24,627	0.22		0.80		0.22		0.80		5.90		3
9.68	0.22	8,282	0.31	*	1.05	*	0.31	*	1.05	*	8.06	*	29

10.05	(0.27)	1,063	0.34	*	0.90	*	0.34	*	0.90	*	3.27	*	19
10.23	11.70	1,119	0.32		0.90		0.32		0.90		6.94		3
9.68	4.68	11	0.41	*	1.15	*	0.41	*	1.15	*	8.83	*	29

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2035 Fund (Cont.)
Administrative Class
04/01/2013 - 09/30/2013+	$10.23	$0.16	$(0.20)	$(0.04)	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2013	9.67	0.51	0.57	1.08	(0.47)	0.00	(0.05)	(0.52)
06/30/2011 - 03/31/2012	10.00	0.38	(0.39)	(0.01)	(0.32)	0.00	0.00	(0.32)
Class D
04/01/2013 - 09/30/2013+	10.24	0.15	(0.21)	(0.06)	(0.13)	0.00	0.00	(0.13)
03/31/2013	9.66	0.54	0.54	1.08	(0.45)	0.00	(0.05)	(0.50)
06/30/2011 - 03/31/2012	10.00	0.42	(0.45)	(0.03)	(0.31)	0.00	0.00	(0.31)
Class A
04/01/2013 - 09/30/2013+	10.23	0.15	(0.22)	(0.07)	(0.13)	0.00	0.00	(0.13)
03/31/2013	9.67	0.69	0.38	1.07	(0.46)	0.00	(0.05)	(0.51)
06/30/2011 - 03/31/2012	10.00	0.35	(0.37)	(0.02)	(0.31)	0.00	0.00	(0.31)
Class C
04/01/2013 - 09/30/2013+	10.31	0.12	(0.22)	(0.10)	(0.10)	0.00	0.00	(0.10)
03/31/2013	9.63	0.41	0.58	0.99	(0.26)	0.00	(0.05)	(0.31)
06/30/2011 - 03/31/2012	10.00	0.40	(0.48)	(0.08)	(0.29)	0.00	0.00	(0.29)
Class R
04/01/2013 - 09/30/2013+	10.25	0.13	(0.20)	(0.07)	(0.12)	0.00	0.00	(0.12)
03/31/2013	9.66	0.24	0.80	1.04	(0.40)	0.00	(0.05)	(0.45)
06/30/2011 - 03/31/2012	10.00	0.53	(0.57)	(0.04)	(0.30)	0.00	0.00	(0.30)

PIMCO RealRetirement® 2040 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$7.91	$0.13	$(0.14)	$(0.01)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2013	7.48	0.50	0.42	0.92	(0.42)	0.00	(0.07)	(0.49)
03/31/2012	7.84	0.51	(0.46)	0.05	(0.39)	(0.02)	0.00	(0.41)
03/31/2011	7.65	0.71	0.25	0.96	(0.77)	0.00	0.00	(0.77)
03/31/2010	5.35	0.43	2.19	2.62	(0.28)	(0.04)	0.00	(0.32)
03/31/2009	10.00	0.31	(3.58)	(3.27)	(0.29)	(1.09)	0.00	(1.38)
Class P
04/01/2013 - 09/30/2013+	7.91	0.13	(0.13)	0.00	(0.12)	0.00	0.00	(0.12)
03/31/2013	7.48	0.61	0.30	0.91	(0.41)	0.00	(0.07)	(0.48)
10/31/2011 - 03/31/2012	7.44	0.25	0.05	0.30	(0.24)	(0.02)	0.00	(0.26)
Administrative Class
04/01/2013 - 09/30/2013+	7.91	0.12	(0.14)	(0.02)	(0.11)	0.00	0.00	(0.11)
03/31/2013	7.46	0.39	0.51	0.90	(0.38)	0.00	(0.07)	(0.45)
03/31/2012	7.83	0.63	(0.61)	0.02	(0.37)	(0.02)	0.00	(0.39)
03/31/2011	7.64	0.68	0.27	0.95	(0.76)	0.00	0.00	(0.76)
03/31/2010	5.34	0.39	2.22	2.61	(0.27)	(0.04)	0.00	(0.31)
06/30/2008 - 03/31/2009	9.96	0.22	(3.47)	(3.25)	(0.28)	(1.09)	0.00	(1.37)
Class D
04/01/2013 - 09/30/2013+	7.89	0.11	(0.14)	(0.03)	(0.10)	0.00	0.00	(0.10)
03/31/2013	7.43	0.40	0.47	0.87	(0.34)	0.00	(0.07)	(0.41)
03/31/2012	7.79	0.41	(0.40)	0.01	(0.35)	(0.02)	0.00	(0.37)
03/31/2011	7.61	0.72	0.19	0.91	(0.73)	0.00	0.00	(0.73)
03/31/2010	5.33	0.57	2.00	2.57	(0.25)	(0.04)	0.00	(0.29)
03/31/2009	10.00	0.26	(3.57)	(3.31)	(0.27)	(1.09)	0.00	(1.36)
Class A
04/01/2013 - 09/30/2013+	7.88	0.11	(0.13)	(0.02)	(0.11)	0.00	0.00	(0.11)
03/31/2013	7.42	0.39	0.49	0.88	(0.35)	0.00	(0.07)	(0.42)
03/31/2012	7.78	0.37	(0.36)	0.01	(0.35)	(0.02)	0.00	(0.37)
03/31/2011	7.60	0.54	0.37	0.91	(0.73)	0.00	0.00	(0.73)
03/31/2010	5.32	0.48	2.09	2.57	(0.25)	(0.04)	0.00	(0.29)
03/31/2009	10.00	0.27	(3.59)	(3.32)	(0.27)	(1.09)	0.00	(1.36)

Please see footnotes on page 36.

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.05	(0.33)%	$34,521	0.49	%*	1.05	%*	0.49	%*	1.05	%*	3.12	%*	19%
10.23	11.45	31,532	0.47		1.05		0.47		1.05		5.08		3
9.67	0.07	10,448	0.56	*	1.30	*	0.56	*	1.30	*	5.33	*	29

10.05	(0.54)	940	0.74	*	1.30	*	0.74	*	1.30	*	2.90	*	19
10.24	11.36	798	0.72		1.30		0.72		1.30		5.37		3
9.66	(0.17)	108	0.81	*	1.55	*	0.81	*	1.55	*	5.78	*	29

10.03	(0.62)	2,258	0.74	*	1.30	*	0.74	*	1.30	*	3.01	*	19
10.23	11.30	1,627	0.72		1.30		0.72		1.30		6.88		3
9.67	(0.08)	41	0.81	*	1.55	*	0.81	*	1.55	*	4.89	*	29

10.11	(0.90)	189	1.49	*	2.05	*	1.49	*	2.05	*	2.31	*	19
10.31	10.45	104	1.47		2.05		1.47		2.05		4.15		3
9.63	(0.71)	74	1.56	*	2.30	*	1.56	*	2.30	*	5.53	*	29

10.06	(0.63)	642	0.99	*	1.55	*	0.99	*	1.55	*	2.52	*	19
10.25	10.93	263	0.97		1.55		0.97		1.55		2.38		3
9.66	(0.23)	43	1.06	*	1.80	*	1.06	*	1.80	*	7.39	*	29

$7.78	(0.07)%	$38,262	0.29	%*	0.85	%*	0.29	%*	0.85	%*	3.43	%*	20%
7.91	12.59	32,834	0.27		0.85		0.27		0.85		6.47		3
7.48	0.75	7,563	0.37		0.85		0.37		0.85		6.75		47
7.84	13.10	3,709	0.46		0.85		0.46		0.85		9.11		7
7.65	49.11	3,257	0.45		0.85		0.45		0.85		6.04		13
5.35	(33.25)	2,001	0.33		2.92		0.33		2.92		3.90		244

7.79	0.01	1,546	0.39	*	0.95	*	0.39	*	0.95	*	3.20	*	20
7.91	12.49	1,499	0.37		0.95		0.37		0.95		7.85		3
7.48	4.22	10	0.47	*	0.95	*	0.47	*	0.95	*	8.00	*	47

7.78	(0.18)	39,532	0.54	*	1.10	*	0.54	*	1.10	*	3.18	*	20
7.91	12.32	34,566	0.52		1.10		0.52		1.10		5.12		3
7.46	0.44	20,794	0.62		1.10		0.62		1.10		8.54		47
7.83	12.85	11	0.71		1.10		0.71		1.10		8.80		7
7.64	48.87	10	0.70		1.10		0.70		1.10		5.56		13
5.34	(33.19)	7	0.58	*	4.08	*	0.58	*	4.08	*	4.20	*	244

7.76	(0.32)	2,281	0.79	*	1.35	*	0.79	*	1.35	*	2.75	*	20
7.89	11.96	2,436	0.77		1.35		0.77		1.35		5.18		3
7.43	0.34	1,664	0.88	(b)	1.36	(b)	0.88	(b)	1.36	(b)	5.43		47
7.79	12.44	589	1.06		1.45		1.06		1.45		9.26		7
7.61	48.36	327	1.08		1.45		1.08		1.45		7.75		13
5.33	(33.71)	9	0.93		4.25		0.93		4.25		3.27		244

7.75	(0.28)	5,529	0.79	*	1.35	*	0.79	*	1.35	*	2.89	*	20
7.88	12.08	4,171	0.77		1.35		0.77		1.35		5.13		3
7.42	0.29	1,840	0.88	(b)	1.36	(b)	0.88	(b)	1.36	(b)	5.01		47
7.78	12.49	1,150	1.06		1.45		1.06		1.45		6.97		7
7.60	48.35	181	1.08		1.45		1.08		1.45		6.62		13
5.32	(33.76)	30	0.93		5.59		0.93		5.59		3.93		244

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2040 Fund (Cont.)
Class C
04/01/2013 - 09/30/2013+	$7.86	$0.09	$(0.13)	$(0.04)	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2013	7.37	0.33	0.48	0.81	(0.25)	0.00	(0.07)	(0.32)
03/31/2012	7.74	0.39	(0.44)	(0.05)	(0.30)	(0.02)	0.00	(0.32)
03/31/2011	7.58	0.62	0.22	0.84	(0.68)	0.00	0.00	(0.68)
03/31/2010	5.33	0.47	2.04	2.51	(0.22)	(0.04)	0.00	(0.26)
07/31/2008 - 03/31/2009	9.71	0.17	(3.21)	(3.04)	(0.25)	(1.09)	0.00	(1.34)
Class R
04/01/2013 - 09/30/2013+	7.91	0.11	(0.14)	(0.03)	(0.10)	0.00	0.00	(0.10)
03/31/2013	7.42	0.32	0.53	0.85	(0.29)	0.00	(0.07)	(0.36)
03/31/2012	7.79	0.43	(0.44)	(0.01)	(0.34)	(0.02)	0.00	(0.36)
03/31/2011	7.62	0.80	0.08	0.88	(0.71)	0.00	0.00	(0.71)
03/31/2010	5.34	0.44	2.12	2.56	(0.24)	(0.04)	0.00	(0.28)
07/31/2008 - 03/31/2009	9.71	0.19	(3.20)	(3.01)	(0.27)	(1.09)	0.00	(1.36)

PIMCO RealRetirement® 2045 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.68	$0.19	$(0.15)	$0.04	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2013	9.99	0.72	0.59	1.31	(0.62)	0.00	0.00	(0.62)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class P
04/01/2013 - 09/30/2013+	10.67	0.19	(0.16)	0.03	(0.17)	0.00	0.00	(0.17)
03/31/2013	9.99	0.69	0.60	1.29	(0.61)	0.00	0.00	(0.61)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Administrative Class
04/01/2013 - 09/30/2013+	10.68	0.18	(0.16)	0.02	(0.17)	0.00	0.00	(0.17)
03/31/2013	9.99	0.54	0.74	1.28	(0.59)	0.00	0.00	(0.59)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class D
04/01/2013 - 09/30/2013+	10.67	0.16	(0.15)	0.01	(0.15)	0.00	0.00	(0.15)
03/31/2013	9.99	0.43	0.82	1.25	(0.57)	0.00	0.00	(0.57)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class A
04/01/2013 - 09/30/2013+	10.69	0.17	(0.17)	0.00	(0.15)	0.00	0.00	(0.15)
03/31/2013	9.99	0.70	0.55	1.25	(0.55)	0.00	0.00	(0.55)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class C
04/01/2013 - 09/30/2013+	10.69	0.13	(0.16)	(0.03)	(0.12)	0.00	0.00	(0.12)
03/31/2013	9.98	0.61	0.56	1.17	(0.46)	0.00	0.00	(0.46)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00	0.00
Class R
04/01/2013 - 09/30/2013+	10.72	0.15	(0.16)	(0.01)	(0.14)	0.00	0.00	(0.14)
03/31/2013	9.98	0.03	1.20	1.23	(0.49)	0.00	0.00	(0.49)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00	0.00

PIMCO RealRetirement® 2050 Fund
Institutional Class
04/01/2013 - 09/30/2013+	$8.19	$0.16	$(0.17)	$(0.01)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2013	7.70	0.53	0.46	0.99	(0.44)	0.00	(0.06)	(0.50)
03/31/2012	8.18	0.52	(0.57)	(0.05)	(0.43)	0.00	0.00	(0.43)
03/31/2011	7.99	0.76	0.23	0.99	(0.80)	0.00	0.00	(0.80)
03/31/2010	5.31	0.47	2.46	2.93	(0.18)	(0.07)	0.00	(0.25)
03/31/2009	10.00	0.24	(3.69)	(3.45)	(0.24)	(1.00)	0.00	(1.24)
Class P
04/01/2013 - 09/30/2013+	8.18	0.16	(0.16)	0.00	(0.13)	0.00	0.00	(0.13)
03/31/2013	7.70	0.55	0.42	0.97	(0.43)	0.00	(0.06)	(0.49)
10/31/2011 - 03/31/2012	7.65	0.32	(0.01)	0.31	(0.26)	0.00	0.00	(0.26)

Please see footnotes on page 36.

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$7.73	(0.53)%	$1,184	1.54	%*	2.10	%*	1.54	%*	2.10	%*	2.27	%*	20%
7.86	11.14	509	1.52		2.10		1.52		2.10		4.33		3
7.37	(0.46)	211	1.63	(b)	2.11	(b)	1.63	(b)	2.11	(b)	5.19		47
7.74	11.48	58	1.81		2.20		1.81		2.20		8.09		7
7.58	47.12	29	1.83		2.20		1.83		2.20		6.59		13
5.33	(31.88)	7	1.70	*	5.74	*	1.70	*	5.74	*	3.82	*	244

7.78	(0.35)	2,598	1.04	*	1.60	*	1.04	*	1.60	*	2.79	*	20
7.91	11.68	1,103	1.02		1.60		1.02		1.60		4.19		3
7.42	0.08	848	1.13	(b)	1.61	(b)	1.13	(b)	1.61	(b)	5.75		47
7.79	11.97	110	1.31		1.70		1.31		1.70		10.37		7
7.62	47.92	313	1.33		1.70		1.33		1.70		6.12		13
5.34	(31.61)	8	1.20	*	5.43	*	1.20	*	5.43	*	4.32	*	244

$10.54	0.38%	$28,093	0.29	%*	0.85	%*	0.29	%*	0.85	%*	3.53	%*	22%
10.68	13.39	27,180	0.25		0.97		0.25		0.97		6.87		6
9.99	(0.10)	2,997	0.34	*	11.28	*	0.34	*	11.28	*	10.67	*	20

10.53	0.34	355	0.39	*	0.95	*	0.39	*	0.95	*	3.52	*	22
10.67	13.16	305	0.35		1.07		0.35		1.07		6.54		6
9.99	(0.10)	10	0.44	*	11.38	*	0.44	*	11.38	*	10.57	*	20

10.53	0.19	7,874	0.54	*	1.10	*	0.54	*	1.10	*	3.48	*	22
10.68	13.08	5,701	0.50		1.22		0.50		1.22		5.13		6
9.99	(0.10)	10	0.59	*	11.53	*	0.59	*	11.53	*	10.41	*	20

10.53	0.15	367	0.79	*	1.35	*	0.79	*	1.35	*	3.00	*	22
10.67	12.81	325	0.75		1.47		0.75		1.47		4.09		6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

10.54	0.08	649	0.79	*	1.35	*	0.79	*	1.35	*	3.20	*	22
10.69	12.83	488	0.75		1.47		0.75		1.47		6.66		6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

10.54	(0.23)	127	1.54	*	2.10	*	1.54	*	2.10	*	2.46	*	22
10.69	11.91	96	1.50		2.22		1.50		2.22		5.80		6
9.98	(0.20)	10	1.59	*	12.53	*	1.59	*	12.53	*	9.38	*	20

10.57	(0.02)	525	1.04	*	1.60	*	1.04	*	1.60	*	2.75	*	22
10.72	12.55	240	1.00		1.72		1.00		1.72		0.24		6
9.98	(0.20)	10	1.09	*	12.03	*	1.09	*	12.03	*	9.88	*	20

$8.05	(0.04)%	$33,614	0.28	%*	0.85	%*	0.28	%*	0.85	%*	3.90	%*	28%
8.19	13.14	26,336	0.26		0.85		0.26		0.85		6.67		7
7.70	(0.42)	5,687	0.36		0.85		0.36		0.85		6.71		42
8.18	12.95	3,748	0.47		0.85		0.47		0.85		9.33		9
7.99	55.35	3,183	0.42		0.85		0.42		0.85		6.50		14
5.31	(35.10)	1,947	0.36		2.94		0.36		2.94		3.04		227

8.05	0.05	257	0.38	*	0.95	*	0.38	*	0.95	*	3.97	*	28
8.18	12.91	168	0.36		0.95		0.36		0.95		6.86		7
7.70	4.20	10	0.46	*	0.95	*	0.46	*	0.95	*	10.00	*	42

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® 2050 Fund (Cont.)
Administrative Class
04/01/2013 - 09/30/2013+	$8.16	$0.14	$(0.16)	$(0.02)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2013	7.66	0.44	0.52	0.96	(0.40)	0.00	(0.06)	(0.46)
03/31/2012	8.16	0.50	(0.59)	(0.09)	(0.41)	0.00	0.00	(0.41)
03/31/2011	7.98	0.73	0.23	0.96	(0.78)	0.00	0.00	(0.78)
03/31/2010	5.31	0.44	2.47	2.91	(0.17)	(0.07)	0.00	(0.24)
06/30/2008 - 03/31/2009	9.78	0.15	(3.39)	(3.24)	(0.23)	(1.00)	0.00	(1.23)
Class D
04/01/2013 - 09/30/2013+	8.14	0.12	(0.14)	(0.02)	(0.11)	0.00	0.00	(0.11)
03/31/2013	7.62	0.40	0.53	0.93	(0.35)	0.00	(0.06)	(0.41)
03/31/2012	8.11	0.51	(0.61)	(0.10)	(0.39)	0.00	0.00	(0.39)
03/31/2011	7.94	0.90	0.04	0.94	(0.77)	0.00	0.00	(0.77)
03/31/2010	5.30	0.71	2.16	2.87	(0.16)	(0.07)	0.00	(0.23)
03/31/2009	10.00	0.18	(3.67)	(3.49)	(0.21)	(1.00)	0.00	(1.21)
Class A
04/01/2013 - 09/30/2013+	8.14	0.13	(0.15)	(0.02)	(0.12)	0.00	0.00	(0.12)
03/31/2013	7.62	0.38	0.55	0.93	(0.35)	0.00	(0.06)	(0.41)
03/31/2012	8.11	0.60	(0.69)	(0.09)	(0.40)	0.00	0.00	(0.40)
03/31/2011	7.94	0.70	0.23	0.93	(0.76)	0.00	0.00	(0.76)
03/31/2010	5.29	0.57	2.31	2.88	(0.16)	(0.07)	0.00	(0.23)
03/31/2009	10.00	0.17	(3.67)	(3.50)	(0.21)	(1.00)	0.00	(1.21)
Class C
04/01/2013 - 09/30/2013+	8.13	0.10	(0.15)	(0.05)	(0.09)	0.00	0.00	(0.09)
03/31/2013	7.56	0.33	0.53	0.86	(0.23)	0.00	(0.06)	(0.29)
03/31/2012	8.05	0.41	(0.56)	(0.15)	(0.34)	0.00	0.00	(0.34)
03/31/2011	7.89	0.64	0.23	0.87	(0.71)	0.00	0.00	(0.71)
03/31/2010	5.29	0.85	1.96	2.81	(0.14)	(0.07)	0.00	(0.21)
07/31/2008 - 03/31/2009	9.63	0.10	(3.24)	(3.14)	(0.20)	(1.00)	0.00	(1.20)
Class R
04/01/2013 - 09/30/2013+	8.14	0.11	(0.15)	(0.04)	(0.10)	0.00	0.00	(0.10)
03/31/2013	7.62	0.38	0.53	0.91	(0.33)	0.00	(0.06)	(0.39)
03/31/2012	8.11	0.54	(0.65)	(0.11)	(0.38)	0.00	0.00	(0.38)
03/31/2011	7.94	0.65	0.26	0.91	(0.74)	0.00	0.00	(0.74)
03/31/2010	5.30	0.46	2.40	2.86	(0.15)	(0.07)	0.00	(0.22)
07/31/2008 - 03/31/2009	9.63	0.12	(3.24)	(3.12)	(0.21)	(1.00)	0.00	(1.21)

PIMCO RealRetirement® Income and Distribution Fund
Institutional Class
04/01/2013 - 09/30/2013+	$8.87	$0.11	$(0.26)	$(0.15)	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2013	8.52	0.36	0.40	0.76	(0.40)	0.00	(0.01)	(0.41)
03/31/2012	8.51	0.35	0.02	0.37	(0.31)	(0.05)	0.00	(0.36)
03/31/2011	8.30	0.56	0.21	0.77	(0.56)	0.00	0.00	(0.56)
03/31/2010	6.78	0.44	1.47	1.91	(0.33)	(0.06)	0.00	(0.39)
03/31/2009	10.00	0.44	(2.16)	(1.72)	(0.38)	(1.12)	0.00	(1.50)
Class P
04/01/2013 - 09/30/2013+	8.88	0.10	(0.26)	(0.16)	(0.09)	0.00	0.00	(0.09)
03/31/2013	8.53	0.44	0.31	0.75	(0.39)	0.00	(0.01)	(0.40)
10/31/2011 - 03/31/2012	8.57	0.05	0.14	0.19	(0.18)	(0.05)	0.00	(0.23)
Administrative Class
04/01/2013 - 09/30/2013+	8.87	0.10	(0.26)	(0.16)	(0.08)	0.00	0.00	(0.08)
03/31/2013	8.50	0.38	0.36	0.74	(0.36)	0.00	(0.01)	(0.37)
03/31/2012	8.51	0.35	(0.02)	0.33	(0.29)	(0.05)	0.00	(0.34)
03/31/2011	8.30	0.49	0.27	0.76	(0.55)	0.00	0.00	(0.55)
03/31/2010	6.77	0.39	1.51	1.90	(0.31)	(0.06)	0.00	(0.37)
06/30/2008 - 03/31/2009	9.88	0.34	(2.00)	(1.66)	(0.33)	(1.12)	0.00	(1.45)

Please see footnotes on page 36.

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.02	(0.15)%	$21,297	0.53	%*	1.10	%*	0.53	%*	1.10	%*	3.41	%*	28%
8.16	12.84	16,651	0.51		1.10		0.51		1.10		5.50		7
7.66	(0.84)	6,947	0.61		1.10		0.61		1.10		6.54		42
8.16	12.57	12	0.72		1.10		0.72		1.10		9.06		9
7.98	54.99	10	0.67		1.10		0.67		1.10		6.07		14
5.31	(33.73)	6	0.61	*	4.12	*	0.61	*	4.12	*	2.91	*	227

8.01	(0.15)	3,857	0.78	*	1.35	*	0.78	*	1.35	*	3.03	*	28
8.14	12.44	4,055	0.76		1.35		0.76		1.35		5.05		7
7.62	(1.08)	3,452	0.87	(b)	1.36	(b)	0.87	(b)	1.36	(b)	6.63		42
8.11	12.28	2,741	1.07		1.45		1.07		1.45		11.09		9
7.94	54.36	301	1.03		1.45		1.03		1.45		9.52		14
5.30	(35.41)	10	0.96		4.54		0.96		4.54		2.35		227

8.00	(0.26)	1,493	0.78	*	1.35	*	0.78	*	1.35	*	3.15	*	28
8.14	12.53	1,226	0.76		1.35		0.76		1.35		4.80		7
7.62	(0.93)	772	0.87	(b)	1.36	(b)	0.87	(b)	1.36	(b)	7.92		42
8.11	12.19	204	1.07		1.45		1.07		1.45		8.71		9
7.94	54.65	75	1.02		1.45		1.02		1.45		7.85		14
5.29	(35.50)	20	0.96		5.19		0.96		5.19		2.43		227

7.99	(0.57)	631	1.53	*	2.10	*	1.53	*	2.10	*	2.42	*	28
8.13	11.60	476	1.51		2.10		1.51		2.10		4.20		7
7.56	(1.74)	253	1.62	(b)	2.11	(b)	1.62	(b)	2.11	(b)	5.30		42
8.05	11.42	252	1.82		2.20		1.82		2.20		8.05		9
7.89	53.33	129	1.79		2.20		1.79		2.20		11.32		14
5.29	(33.22)	8	1.73	*	6.10	*	1.73	*	6.10	*	2.27	*	227

8.00	(0.40)	615	1.03	*	1.60	*	1.03	*	1.60	*	2.77	*	28
8.14	12.21	747	1.01		1.60		1.01		1.60		4.82		7
7.62	(1.14)	307	1.12	(b)	1.61	(b)	1.12	(b)	1.61	(b)	7.08		42
8.11	11.86	32	1.32		1.70		1.32		1.70		8.12		9
7.94	54.10	26	1.27		1.70		1.27		1.70		6.32		14
5.30	(32.94)	11	1.23	*	6.10	*	1.23	*	6.10	*	2.84	*	227

$8.63	(1.64)%	$18,119	0.26	%*	0.76	%*	0.25	%*	0.75	%*	2.51	%*	18%
8.87	9.04	15,873	0.23		0.75		0.23		0.75		4.03		74
8.52	4.50	9,707	0.32		0.75		0.32		0.75		4.12		14
8.51	9.53	4,885	0.39		0.75		0.39		0.75		6.55		0
8.30	28.20	3,934	0.38		0.75		0.38		0.75		5.48		10
6.78	(17.26)	2,480	0.23		2.38		0.23		2.38		5.09		186

8.63	(1.81)	149	0.36	*	0.86	*	0.35	*	0.85	*	2.32	*	18
8.88	8.94	210	0.33		0.85		0.33		0.85		4.99		74
8.53	2.30	10	0.42	*	0.85	*	0.42	*	0.85	*	1.46	*	14

8.63	(1.75)	28,821	0.51	*	1.01	*	0.50	*	1.00	*	2.27	*	18
8.87	8.85	27,540	0.48		1.00		0.48		1.00		4.27		74
8.50	4.08	7,029	0.57		1.00		0.57		1.00		4.08		14
8.51	9.30	22	0.64		1.00		0.64		1.00		5.74		0
8.30	28.11	11	0.63		1.00		0.63		1.00		4.89		10
6.77	(16.74)	8	0.50	*	3.26	*	0.50	*	3.26	*	5.58	*	186

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO RealRetirement® Income and Distribution Fund (Cont.)
Class D
04/01/2013 - 09/30/2013+	$8.86	$0.09	$(0.27)	$(0.18)	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2013	8.48	0.34	0.37	0.71	(0.32)	0.00	(0.01)	(0.33)
03/31/2012	8.48	0.30	0.03	0.33	(0.28)	(0.05)	0.00	(0.33)
03/31/2011	8.28	0.57	0.15	0.72	(0.52)	0.00	0.00	(0.52)
03/31/2010	6.77	0.64	1.22	1.86	(0.29)	(0.06)	0.00	(0.35)
03/31/2009	10.00	0.28	(2.06)	(1.78)	(0.33)	(1.12)	0.00	(1.45)
Class A
04/01/2013 - 09/30/2013+	8.86	0.09	(0.26)	(0.17)	(0.07)	0.00	0.00	(0.07)
03/31/2013	8.47	0.35	0.36	0.71	(0.31)	0.00	(0.01)	(0.32)
03/31/2012	8.47	0.28	0.04	0.32	(0.27)	(0.05)	0.00	(0.32)
03/31/2011	8.27	0.63	0.09	0.72	(0.52)	0.00	0.00	(0.52)
03/31/2010	6.76	0.45	1.41	1.86	(0.29)	(0.06)	0.00	(0.35)
03/31/2009	10.00	0.47	(2.25)	(1.78)	(0.34)	(1.12)	0.00	(1.46)
Class C
04/01/2013 - 09/30/2013+	8.87	0.05	(0.25)	(0.20)	(0.04)	0.00	0.00	(0.04)
03/31/2013	8.43	0.28	0.36	0.64	(0.19)	0.00	(0.01)	(0.20)
03/31/2012	8.44	0.22	0.04	0.26	(0.22)	(0.05)	0.00	(0.27)
03/31/2011	8.25	0.43	0.23	0.66	(0.47)	0.00	0.00	(0.47)
03/31/2010	6.75	0.34	1.46	1.80	(0.24)	(0.06)	0.00	(0.30)
07/31/2008 - 03/31/2009	9.73	0.20	(1.75)	(1.55)	(0.31)	(1.12)	0.00	(1.43)
Class R
04/01/2013 - 09/30/2013+	8.88	0.07	(0.24)	(0.17)	(0.06)	0.00	0.00	(0.06)
03/31/2013	8.46	0.28	0.41	0.69	(0.26)	0.00	(0.01)	(0.27)
03/31/2012	8.47	0.24	0.06	0.30	(0.26)	(0.05)	0.00	(0.31)
03/31/2011	8.27	0.53	0.16	0.69	(0.49)	0.00	0.00	(0.49)
03/31/2010	6.76	0.38	1.46	1.84	(0.27)	(0.06)	0.00	(0.33)
07/31/2008 - 03/31/2009	9.73	0.22	(1.76)	(1.54)	(0.31)	(1.12)	0.00	(1.43)

PIMCO Global Multi-Asset Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.37	$0.17	$(1.10)	$(0.93)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2013	11.35	0.29	0.15	0.44	(0.38)	(0.04)	0.00	(0.42)
03/31/2012	12.04	0.34	(0.31)	0.03	(0.56)	(0.16)	0.00	(0.72)
03/31/2011	11.20	0.48	1.08	1.56	(0.50)	(0.22)	0.00	(0.72)
03/31/2010	9.31	0.29	2.23	2.52	(0.49)	(0.14)	0.00	(0.63)
10/29/2008 - 03/31/2009	10.00	0.41	(0.78)	(0.37)	(0.32)	0.00	0.00	(0.32)
Class P
04/01/2013 - 09/30/2013+	11.37	0.16	(1.09)	(0.93)	(0.10)	0.00	0.00	(0.10)
03/31/2013	11.33	0.28	0.15	0.43	(0.35)	(0.04)	0.00	(0.39)
03/31/2012	12.03	0.35	(0.34)	0.01	(0.55)	(0.16)	0.00	(0.71)
03/31/2011	11.19	0.51	1.04	1.55	(0.49)	(0.22)	0.00	(0.71)
03/31/2010	9.31	0.31	2.20	2.51	(0.49)	(0.14)	0.00	(0.63)
10/29/2008 - 03/31/2009	10.00	0.46	(0.83)	(0.37)	(0.32)	0.00	0.00	(0.32)
Administrative Class
04/01/2013 - 09/30/2013+	11.39	0.15	(1.10)	(0.95)	(0.09)	0.00	0.00	(0.09)
03/31/2013	11.33	0.27	0.14	0.41	(0.31)	(0.04)	0.00	(0.35)
10/14/2011 - 03/31/2012	11.44	0.08	0.37	0.45	(0.40)	(0.16)	0.00	(0.56)
Class D
04/01/2013 - 09/30/2013+	11.42	0.14	(1.11)	(0.97)	(0.07)	0.00	0.00	(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
03/31/2012	11.98	0.26	(0.30)	(0.04)	(0.51)	(0.16)	0.00	(0.67)
03/31/2011	11.15	0.41	1.08	1.49	(0.44)	(0.22)	0.00	(0.66)
03/31/2010	9.30	0.22	2.23	2.45	(0.46)	(0.14)	0.00	(0.60)
10/29/2008 - 03/31/2009	10.00	0.15	(0.53)	(0.38)	(0.32)	0.00	0.00	(0.32)

Please see footnotes on page 36.

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.61	(2.00)%	$2,172	0.76	%*	1.26	%*	0.75	%*	1.25	%*	1.97	%*	18%
8.86	8.52	3,493	0.73		1.25		0.73		1.25		3.87		74
8.48	3.98	1,557	0.83	(b)	1.26	(b)	0.83	(b)	1.26	(b)	3.51		14
8.48	8.89	390	0.99		1.35		0.99		1.35		6.72		0
8.28	27.52	273	1.00		1.35		1.00		1.35		7.84		10
6.77	(17.82)	28	0.87		5.40		0.87		5.40		3.50		186

8.62	(1.86)	9,435	0.76	*	1.26	*	0.75	*	1.25	*	2.02	*	18
8.86	8.46	9,077	0.73		1.25		0.73		1.25		3.95		74
8.47	3.94	6,065	0.83	(b)	1.26	(b)	0.83	(b)	1.26	(b)	3.28		14
8.47	8.93	3,069	0.99		1.35		0.99		1.35		7.44		0
8.27	27.54	892	0.98		1.35		0.98		1.35		5.68		10
6.76	(17.78)	261	0.87		4.62		0.87		4.62		6.14		186

8.63	(2.20)	2,824	1.51	*	2.01	*	1.50	*	2.00	*	1.22	*	18
8.87	7.62	2,612	1.48		2.00		1.48		2.00		3.22		74
8.43	3.21	1,578	1.58	(b)	2.01	(b)	1.58	(b)	2.01	(b)	2.60		14
8.44	8.10	694	1.74		2.10		1.74		2.10		5.04		0
8.25	26.64	310	1.73		2.10		1.73		2.10		4.26		10
6.75	(15.98)	101	1.69	*	7.41	*	1.69	*	7.41	*	4.37	*	186

8.65	(1.95)	201	1.01	*	1.51	*	1.00	*	1.50	*	1.62	*	18
8.88	8.26	379	0.98		1.50		0.98		1.50		3.25		74
8.46	3.69	235	1.08	*(b)	1.51	(b)	1.08	(b)	1.51	(b)	2.85		14
8.47	8.55	53	1.24		1.60		1.24		1.60		6.23		0
8.27	27.24	115	1.23		1.60		1.23		1.60		4.73		10
6.76	(15.77)	36	1.23	*	9.83	*	1.23	*	9.83	*	4.34	*	186

$10.34	(8.15)%	$1,633,771	0.51	%*	0.97	%*	0.49	%*	0.95	%*	3.09	%*	38%
11.37	3.93	2,232,436	0.54		1.04		0.52		1.02		2.59		223
11.35	0.54	2,396,376	0.52		0.99		0.52		0.99		2.93		94
12.04	14.34	1,750,218	0.54		0.97		0.54		0.97		4.20		71
11.20	27.20	951,110	0.69		0.95		0.69		0.95		2.60		217
9.31	(3.78)	191,340	0.52	*	1.10	*	0.52	*	1.10	*	10.40	*	83

10.34	(8.20)	382,014	0.61	*	1.07	*	0.59	*	1.05	*	2.97	*	38
11.37	3.83	789,716	0.64		1.14		0.62		1.12		2.46		223
11.33	0.38	922,381	0.62		1.09		0.62		1.09		3.06		94
12.03	14.26	504,342	0.64		1.07		0.64		1.07		4.39		71
11.19	27.06	164,760	0.78		1.05		0.78		1.05		2.77		217
9.31	(3.80)	10	0.62	*	1.15	*	0.62	*	1.15	*	11.59	*	83

10.35	(8.33)	2,983	0.76	*	1.22	*	0.74	*	1.20	*	2.84	*	38
11.39	3.72	3,177	0.79		1.29		0.77		1.27		2.38		223
11.33	4.24	2,407	0.77	*	1.24	*	0.77	*	1.24	*	1.55	*	94

10.38	(8.49)	121,139	1.11	*	1.57	*	1.09	*	1.55	*	2.48	*	38
11.42	3.35	186,755	1.14		1.64		1.12		1.62		1.89		223
11.27	(0.09)	242,360	1.12		1.59		1.12		1.59		2.24		94
11.98	13.71	222,235	1.14		1.57		1.14		1.57		3.54		71
11.15	26.39	121,844	1.29		1.55		1.29		1.55		2.02		217
9.30	(3.92)	17,099	1.12	*	1.82	*	1.12	*	1.82	*	3.89	*	83

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Multi-Asset Fund (Cont.)
Class A
04/01/2013 - 09/30/2013+	$11.42	$0.14	$(1.11)	$(0.97)	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
03/31/2012	11.97	0.26	(0.29)	(0.03)	(0.51)	(0.16)	0.00	(0.67)
03/31/2011	11.14	0.41	1.08	1.49	(0.44)	(0.22)	0.00	(0.66)
03/31/2010	9.30	0.22	2.22	2.44	(0.46)	(0.14)	0.00	(0.60)
10/29/2008 - 03/31/2009	10.00	0.17	(0.55)	(0.38)	(0.32)	0.00	0.00	(0.32)
Class C
04/01/2013 - 09/30/2013+	11.31	0.09	(1.09)	(1.00)	(0.03)	0.00	0.00	(0.03)
03/31/2013	11.13	0.13	0.15	0.28	(0.06)	(0.04)	0.00	(0.10)
03/31/2012	11.87	0.18	(0.31)	(0.13)	(0.45)	(0.16)	0.00	(0.61)
03/31/2011	11.06	0.33	1.07	1.40	(0.37)	(0.22)	0.00	(0.59)
03/31/2010	9.28	0.15	2.20	2.35	(0.43)	(0.14)	0.00	(0.57)
10/29/2008 - 03/31/2009	10.00	0.08	(0.48)	(0.40)	(0.32)	0.00	0.00	(0.32)
Class R
04/01/2013 - 09/30/2013+	11.36	0.12	(1.09)	(0.97)	(0.06)	0.00	0.00	(0.06)
03/31/2013	11.21	0.20	0.13	0.33	(0.14)	(0.04)	0.00	(0.18)
03/31/2012	11.93	0.25	(0.32)	(0.07)	(0.49)	(0.16)	0.00	(0.65)
03/31/2011	11.13	0.52	0.93	1.45	(0.43)	(0.22)	0.00	(0.65)
03/31/2010	9.30	0.22	2.20	2.42	(0.45)	(0.14)	0.00	(0.59)
10/29/2008 - 03/31/2009	10.00	0.07	(0.46)	(0.39)	(0.31)	0.00	0.00	(0.31)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.38	(8.49)%	$558,449	1.11	%*	1.57	%*	1.09	%*	1.55	%*	2.47	%*	38%
11.42	3.35	887,996	1.14		1.64		1.12		1.62		1.89		223
11.27	0.01	1,229,935	1.12		1.59		1.12		1.59		2.29		94
11.97	13.72	1,030,403	1.14		1.57		1.14		1.57		3.61		71
11.14	26.30	548,302	1.29		1.55		1.29		1.55		2.05		217
9.30	(3.91)	41,693	1.12	*	1.81	*	1.12	*	1.81	*	4.38	*	83

10.28	(8.83)	472,307	1.86	*	2.32	*	1.84	*	2.30	*	1.72	*	38
11.31	2.58	737,592	1.89		2.39		1.87		2.37		1.18		223
11.13	(0.87)	917,668	1.87		2.34		1.87		2.34		1.60		94
11.87	12.92	714,316	1.89		2.32		1.89		2.32		2.90		71
11.06	25.40	332,605	2.04		2.30		2.04		2.30		1.37		217
9.28	(4.13)	16,972	1.87	*	2.55	*	1.87	*	2.55	*	1.99	*	83

10.33	(8.53)	17,652	1.36	*	1.82	*	1.34	*	1.80	*	2.23	*	38
11.36	3.02	20,858	1.39		1.89		1.37		1.87		1.79		223
11.21	(0.31)	19,436	1.37		1.84		1.37		1.84		2.16		94
11.93	13.39	11,560	1.39		1.82		1.39		1.82		4.46		71
11.13	26.05	1,085	1.53		1.80		1.53		1.80		2.03		217
9.30	(4.03)	151	1.37	*	1.97	*	1.37	*	1.97	*	1.80	*	83

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund	PIMCO RealRetirement® 2030 Fund

Assets:
Investments, at value
Investments in securities*	$4,661	$9,462	$6,870	$9,382
Investments in Affiliates	47,130	85,621	65,396	96,269
Financial Derivative Instruments
Exchange-traded or centrally cleared	54	128	117	226
Over the counter	355	686	505	721
Cash	68	0	0	0
Deposits with counterparty	100	200	102	191
Foreign currency, at value	11	4	2	15
Receivable for investments sold	0	2	0	3
Receivable for Fund shares sold	36	127	16	196
Interest and dividends receivable	21	32	13	4
Dividends receivable from Affiliates	62	106	71	81
	52,498	96,368	73,092	107,088

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$1	$2	$2	$4
Over the counter	27	74	36	62
Payable for investments purchased	0	4	0	0
Payable for investments in Affiliates purchased	62	106	71	81
Deposits from counterparty	0	360	260	370
Payable for Fund shares redeemed	60	91	294	291
Overdraft due to custodian	0	12	0	0
Accrued investment advisory fees	9	20	16	28
Accrued supervisory and administrative fees	3	7	4	7
Accrued distribution fees	6	11	9	13
Accrued servicing fees	1	3	1	2
Reimbursement to PIMCO	2	0	2	0
	171	690	695	858

Net Assets	$52,327	$95,678	$72,397	$106,230

Net Assets Consist of:
Paid in capital	$52,655	$96,092	$71,976	$104,713
Undistributed net investment income	61	76	77	61
Accumulated undistributed net realized (loss)	(613)	(1,791)	(1,070)	(2,115)
Net unrealized appreciation	224	1,301	1,414	3,571
	$52,327	$95,678	$72,397	$106,230

Cost of Investments in Securities	$4,650	$9,438	$6,835	$9,271
Cost of Investments in Affiliates	$46,870	$84,190	$63,907	$92,551
Cost of Foreign Currency Held	$10	$4	$2	$16
Cost or Premiums of Financial Derivative Instruments, net	$418	$866	$671	$1,077

* Includes repurchase agreements of:	$0	$205	$204	$219

38	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$6,642	$9,549	$4,654	$7,841	$5,264
60,327	81,118	32,803	53,515	56,051

179	264	113	183	71
456	640	256	449	452
2	1	0	1	1
151	212	158	151	169
8	19	9	10	4
0	4	0	2	1
35	30	21	39	67
0	0	0	0	23
40	42	16	26	79
67,840	91,879	38,030	62,217	62,182

$3	$5	$2	$3	$0
33	55	5	37	42
0	0	0	0	0
39	42	16	25	80
260	320	0	260	260
53	483	1	103	54
0	0	0	0	0
17	25	11	16	11
3	6	2	3	5
7	9	2	5	7
1	2	0	1	2
1	0	1	0	0
417	947	40	453	461

$67,423	$90,932	$37,990	$61,764	$61,721

$65,779	$88,619	$36,912	$60,891	$62,303
46	45	19	61	57
(1,270)	(2,331)	(906)	(1,820)	(942)
2,868	4,599	1,965	2,632	303
$67,423	$90,932	$37,990	$61,764	$61,721

$6,567	$9,456	$4,604	$7,786	$5,262
$57,305	$76,256	$30,758	$50,691	$55,732
$8	$19	$8	$11	$4
$743	$1,070	$439	$753	$516

$319	$286	$258	$502	$128

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund	PIMCO RealRetirement® 2030 Fund

Net Assets:
Institutional Class	$18,343	$32,870	$23,861	$34,268
Class P	216	740	965	844
Administrative Class	28,373	45,330	40,966	55,044
Class D	1,170	3,274	1,635	2,827
Class A	3,200	7,940	3,186	8,176
Class C	886	3,100	617	2,263
Class R	139	2,424	1,167	2,808

Shares Issued and Outstanding:
Institutional Class	1,825	3,995	2,386	4,344
Class P	21	90	96	107
Administrative Class	2,822	5,401	4,097	6,971
Class D	116	397	163	359
Class A	317	967	318	1,041
Class C	88	375	61	286
Class R	14	293	117	355

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.05	$8.23	$10.00	$7.89
Class P	10.05	8.23	10.00	7.89
Administrative Class	10.06	8.39	10.00	7.90
Class D	10.08	8.24	10.02	7.88
Class A	10.09	8.21	10.03	7.86
Class C	10.10	8.27	10.03	7.92
Class R	10.04	8.27	10.01	7.91

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

40	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$27,810	$38,262	$28,093	$33,614	$18,119
1,063	1,546	355	257	149
34,521	39,532	7,874	21,297	28,821
940	2,281	367	3,857	2,172
2,258	5,529	649	1,493	9,435
189	1,184	127	631	2,824
642	2,598	525	615	201

2,769	4,917	2,667	4,177	2,100
106	199	34	32	17
3,437	5,082	747	2,655	3,341
93	294	35	482	252
225	714	62	187	1,095
19	153	12	79	327
64	334	50	77	23

$10.05	$7.78	$10.54	$8.05	$8.63
10.05	7.79	10.53	8.05	8.63
10.05	7.78	10.53	8.02	8.63
10.05	7.76	10.53	8.01	8.61
10.03	7.75	10.54	8.00	8.62
10.11	7.73	10.54	7.99	8.63
10.06	7.78	10.57	8.00	8.65

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Global Multi- Asset Fund

Assets:
Investments, at value
Investments in securities*	$1,526,684
Investments in Affiliates	1,895,254
Financial Derivative Instruments
Exchange-traded or centrally cleared	34,783
Over the counter	81,599
Cash	24
Deposits with counterparty	40,493
Foreign currency, at value	22,353
Receivable for investments sold	8,513
Receivable for Fund shares sold	1,691
Interest and dividends receivable	4,302
Dividends receivable from Affiliates	5,076
Reimbursement receivable from PIMCO	57
Other assets	25
3,620,854

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$155,428
Payable for sale-buyback transactions	108,465
Payable for short sales	1,019
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,715
Over the counter	87,603
Payable for investments purchased	24,405
Payable for investments in Affiliates purchased	5,076
Deposits from counterparty	26,449
Payable for Fund shares redeemed	15,071
Accrued investment advisory fees	1,282
Accrued supervisory and administrative fees	501
Accrued distribution fees	311
Accrued servicing fees	209
Other liabilities	5
432,539

Net Assets	$3,188,315

Net Assets Consist of:
Paid in capital	$3,520,316
Undistributed net investment income	1,915
Accumulated undistributed net realized (loss)	(183,611)
Net unrealized (depreciation)	(150,305)
$3,188,315

Cost of Investments in Securities	$1,627,259
Cost of Investments in Affiliates	$1,824,604
Cost of Foreign Currency Held	$22,281
Proceeds Received on Short Sales	$990
Cost or Premiums of Financial Derivative Instruments, net	$91,125

* Includes repurchase agreements of:	$7,420

42	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO Global Multi- Asset Fund

Net Assets:
Institutional Class	$1,633,771
Class P	382,014
Administrative Class	2,983
Class D	121,139
Class A	558,449
Class C	472,307
Class R	17,652

Shares Issued and Outstanding:
Institutional Class	158,053
Class P	36,931
Administrative Class	288
Class D	11,666
Class A	53,789
Class C	45,925
Class R	1,709

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.34
Class P	10.34
Administrative Class	10.35
Class D	10.38
Class A	10.38
Class C	10.28
Class R	10.33

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO RealRetirement® 2015 Fund	PIMCO RealRetirement® 2020 Fund	PIMCO RealRetirement® 2025 Fund	PIMCO RealRetirement® 2030 Fund

Investment Income:
Interest	$16	$26	$11	$3
Dividends	15	55	56	100
Dividends from Investments in Affiliates	661	1,314	1,085	1,580
Total Income	692	1,395	1,152	1,683

Expenses:
Investment advisory fees	171	328	247	371
Supervisory and administrative fees	19	43	26	43
Distribution and/or servicing fees - Administrative Class	32	56	50	65
Distribution and/or servicing fees - Class D	2	5	2	4
Distribution fees - Class C	3	10	2	7
Distribution fees - Class R	0	2	1	2
Servicing fees - Class A	4	10	4	10
Servicing fees - Class C	1	3	1	2
Servicing fees - Class R	0	2	1	2
Interest expense	0	0	0	0
Miscellaneous expense	1	0	2	0
Total Expenses	233	459	336	506
Waiver and/or Reimbursement by PIMCO	(124)	(241)	(192)	(268)
Net Expenses	109	218	144	238

Net Investment Income	583	1,177	1,008	1,445

Net Realized Gain (Loss):
Investments in securities	(26)	(97)	(95)	(184)
Investments in Affiliates	(227)	(812)	(213)	(642)
Exchange-traded or centrally cleared financial derivative instruments	(275)	(615)	(582)	(832)
Over the counter financial derivative instruments	(68)	(199)	(111)	(204)
Foreign currency	1	1	1	1
Net Realized (Loss)	(595)	(1,722)	(1,000)	(1,861)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	28	35	6	32
Investments in Affiliates	(979)	(1,362)	(1,123)	(330)
Exchange-traded or centrally cleared financial derivative instruments	29	64	47	43
Over the counter financial derivative instruments	1	19	0	43
Net Change in Unrealized Appreciation (Depreciation)	(921)	(1,244)	(1,070)	(212)
Net (Loss)	(1,516)	(2,966)	(2,070)	(2,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(933)	$(1,789)	$(1,062)	$(628)

44	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO RealRetirement® 2035 Fund	PIMCO RealRetirement® 2040 Fund	PIMCO RealRetirement® 2045 Fund	PIMCO RealRetirement® 2050 Fund	PIMCO RealRetirement® Income and Distribution Fund

$0	$0	$0	$0	$19
68	102	48	86	11
1,082	1,473	650	1,089	821
1,150	1,575	698	1,175	851

239	339	144	231	215
21	34	11	23	35
41	46	8	24	36
1	4	0	5	3
1	3	0	2	10
1	2	1	1	0
2	6	1	1	12
0	1	0	1	3
1	2	1	1	0
0	0	0	0	2
1	0	1	0	0
308	437	167	289	316
(179)	(235)	(102)	(164)	(152)
129	202	65	125	164

1,021	1,373	633	1,050	687

(84)	(108)	(82)	(140)	8
(418)	(801)	(433)	(784)	(285)
(645)	(882)	(372)	(533)	(249)
(106)	(219)	(45)	(112)	(115)
1	1	0	1	1
(1,252)	(2,009)	(932)	(1,568)	(640)

(17)	(84)	(8)	(41)	27
27	750	397	543	(1,354)
(7)	(5)	3	(23)	74
4	40	21	40	29
7	701	413	519	(1,224)
(1,245)	(1,308)	(519)	(1,049)	(1,864)

$(224)	$65	$114	$1	$(1,177)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Consolidated Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Investment Income:
Interest, net of foreign taxes*	$28,306
Dividends	13,992
Dividends from Investments in Affiliates	32,434
Miscellaneous income	3
Total Income	74,735

Expenses:
Investment advisory fees	19,013
Supervisory and administrative fees	4,165
Distribution and/or servicing fees - Administrative Class	4
Distribution and/or servicing fees - Class D	196
Distribution fees - Class C	2,306
Distribution fees - Class R	25
Servicing fees - Class A	919
Servicing fees - Class C	769
Servicing fees - Class R	25
Interest expense	407
Total Expenses	27,829
Waiver and/or Reimbursement by PIMCO	(9,456)
Net Expenses	18,373

Net Investment Income	56,362

Net Realized Gain (Loss):
Investments in securities	(75,531)
Investments in Affiliates	33,768
Exchange-traded or centrally cleared financial derivative instruments	(133,425)
Over the counter financial derivative instruments	1,750
Foreign currency	(7,436)
Net Realized (Loss)	(180,874)

Net Change in Unrealized Appreciation (Depreciation)
Investments in securities	(127,875)
Investments in Affiliates	(85,400)
Exchange-traded or centrally cleared financial derivative instruments	(28,244)
Over the counter financial derivative instruments	(16,133)
Foreign currency assets and liabilities	308
Net Change in Unrealized (Depreciation)	(257,344)
Net (Loss)	(438,218)

Net (Decrease) in Net Assets Resulting from Operations	$(381,856)

* Foreign tax withholdings	$10

46	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO RealRetirement® 2015 Fund		PIMCO RealRetirement® 2020 Fund		PIMCO RealRetirement® 2025 Fund

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

(Amounts in thousands)

Increase in Net Assets from:

Operations:
Net investment income	$583	$1,419	$1,177	$2,963	$1,008	$2,163
Net realized gain (loss)	(595)	268	(1,722)	416	(1,000)	287
Net change in unrealized appreciation (depreciation)	(921)	964	(1,244)	2,406	(1,070)	1,953
Net increase (decrease) resulting from operations	(933)	2,651	(1,789)	5,785	(1,062)	4,403

Distributions to Shareholders:
From net investment income
Institutional Class	(193)	(501)	(397)	(1,195)	(312)	(741)
Class P	(2)	(8)	(8)	(9)	(12)	(37)
Administrative Class	(264)	(938)	(497)	(1,472)	(507)	(1,441)
Class D	(10)	(42)	(35)	(119)	(20)	(63)
Class A	(25)	(97)	(77)	(244)	(34)	(87)
Class C	(5)	(9)	(18)	(33)	(4)	(5)
Class R	(1)	(4)	(18)	(29)	(11)	(7)
Tax basis return of capital
Institutional Class	0	0	0	(130)	0	(35)
Class P	0	0	0	(1)	0	(1)
Administrative Class	0	0	0	(180)	0	(74)
Class D	0	0	0	(18)	0	(4)
Class A	0	0	0	(32)	0	(5)
Class C	0	0	0	(8)	0	(0)^
Class R	0	0	0	(5)	0	(0)^

Total Distributions	(500)	(1,599)	(1,050)	(3,475)	(900)	(2,500)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	5,619	27,443	9,923	43,082	5,266	43,983

Total Increase in Net Assets	4,186	28,495	7,084	45,392	3,304	45,886

Net Assets:
Beginning of period	48,141	19,646	88,594	43,202	69,093	23,207
End of period*	$52,327	$48,141	$95,678	$88,594	$72,397	$69,093

*Including undistributed (overdistributed) net investment income of:	$61	$(22)	$76	$(51)	$77	$(31)

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Statements of Changes in Net Assets (Cont.)

	PIMCO RealRetirement® 2030 Fund		PIMCO RealRetirement® 2035 Fund		PIMCO RealRetirement® 2040 Fund

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

(Amounts in thousands)

Increase in Net Assets from:

Operations:
Net investment income	$1,445	$3,076	$1,021	$2,107	$1,373	$3,181
Net realized gain (loss)	(1,861)	473	(1,252)	256	(2,009)	413
Net change in unrealized appreciation (depreciation)	(212)	3,344	7	2,446	701	3,551
Net increase (decrease) resulting from operations	(628)	6,893	(224)	4,809	65	7,145

Distributions to Shareholders:
From net investment income
Institutional Class	(456)	(1,042)	(410)	(1,008)	(589)	(1,513)
Class P	(11)	(31)	(17)	(46)	(23)	(68)
Administrative Class	(708)	(1,692)	(475)	(1,104)	(553)	(1,435)
Class D	(38)	(105)	(12)	(26)	(33)	(98)
Class A	(95)	(235)	(28)	(56)	(67)	(152)
Class C	(18)	(18)	(2)	(3)	(10)	(13)
Class R	(24)	(25)	(6)	(3)	(24)	(32)
Tax basis return of capital
Institutional Class	0	(157)	0	(83)	0	(191)
Class P	0	(4)	0	(3)	0	(7)
Administrative Class	0	(292)	0	(110)	0	(246)
Class D	0	(24)	0	(3)	0	(18)
Class A	0	(41)	0	(4)	0	(27)
Class C	0	(10)	0	(0)^	0	(3)
Class R	0	(6)	0	(0)^	0	(8)

Total Distributions	(1,350)	(3,682)	(950)	(2,449)	(1,299)	(3,811)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	15,633	56,507	8,527	38,703	15,048	40,854

Total Increase in Net Assets	13,655	59,718	7,353	41,063	13,814	44,188

Net Assets:
Beginning of period	92,575	32,857	60,070	19,007	77,118	32,930
End of period*	$106,230	$92,575	$67,423	$60,070	$90,932	$77,118

*Including undistributed (overdistributed) net investment income of:	$61	$(34)	$46	$(25)	$45	$(29)

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

48	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO RealRetirement® 2045 Fund		PIMCO RealRetirement® 2050 Fund		PIMCO RealRetirement® Income and Distribution Fund

Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

$633	$1,359	$1,050	$1,996	$687	$1,766
(932)	209	(1,568)	195	(640)	50
413	1,555	519	2,214	(1,224)	1,598
114	3,123	1	4,405	(1,177)	3,414

(466)	(1,342)	(576)	(1,214)	(191)	(528)
(6)	(12)	(4)	(6)	(2)	(6)
(108)	(180)	(304)	(631)	(286)	(951)
(5)	(6)	(56)	(157)	(22)	(98)
(9)	(19)	(20)	(41)	(83)	(271)
(1)	(2)	(7)	(11)	(13)	(46)
(6)	(2)	(9)	(22)	(2)	(9)

0	0	0	(132)	0	(8)
0	0	0	(1)	0	(0)^
0	0	0	(84)	0	(16)
0	0	0	(25)	0	(2)
0	0	0	(7)	0	(6)
0	0	0	(3)	0	(2)
0	0	0	(3)	0	(0)^

(601)	(1,563)	(976)	(2,337)	(599)	(1,943)

4,142	29,718	13,080	30,163	4,313	31,532

3,655	31,278	12,105	32,231	2,537	33,003

34,335	3,057	49,659	17,428	59,184	26,181
$37,990	$34,335	$61,764	$49,659	$61,721	$59,184

$19	$(13)	$61	$(13)	$57	$(31)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

(Decrease) in Net Assets from:

Operations:
Net investment income	$56,362	$116,208
Net realized gain (loss)	(180,874)	12,722
Net change in unrealized appreciation (depreciation)	(257,344)	45,696
Net increase (decrease) resulting from operations	(381,856)	174,626

Distributions to Shareholders:
From net investment income
Institutional Class	(18,179)	(75,202)
Class P	(4,743)	(26,055)
Administrative Class	(26)	(72)
Class D	(946)	(3,131)
Class A	(4,370)	(14,898)
Class C	(1,628)	(4,333)
Class R	(108)	(254)
From net realized capital gains
Institutional Class	0	(8,878)
Class P	0	(3,424)
Administrative Class	0	(9)
Class D	0	(778)
Class A	0	(3,743)
Class C	0	(3,154)
Class R	0	(78)

Total Distributions	(30,000)	(144,009)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(1,258,359)	(902,650)

Total (Decrease) in Net Assets	(1,670,215)	(872,033)

Net Assets:
Beginning of period	4,858,530	5,730,563
End of period*	$3,188,315	$4,858,530

* Including undistributed (overdistributed) net investment income of:	$1,915	$(24,447)

**	See note 13 in the Notes to Financial Statements.

50	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Cash flows (used for) operating activities:

Net (decrease) in net assets resulting from operations	$(381,856)

Adjustments to reconcile net (decrease) in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(1,612,627)
Proceeds from sales of long-term securities	4,365,132
Purchases of short-term portfolio investments, net	(34,875)
Decrease in deposits with counterparty	44,724
Decrease in receivable for investments sold	57,273
Decrease in interest and dividends receivable	6,997
(Increase) in exchange-traded or centrally cleared derivatives	(176,080)
Decrease in over the counter derivatives	3,245
(Decrease) in payable for investments purchased	(97,988)
(Decrease) in deposits from counterparty	(32,134)
(Decrease) in accrued investment advisory fees	(781)
(Decrease) in accrued supervisory and administrative fees	(381)
(Decrease) in accrued distribution fee	(212)
(Decrease) in accrued servicing fee	(146)
Increase in reimbursement receivable from PIMCO	114
Payments on short sales transactions, net	(57)
Payments on currency transactions	(7,132)
Net Realized (Gain) Loss
Investments in securities	75,531
Investments in Affiliates	(33,768)
Exchange-traded or centrally cleared financial derivative instruments	133,425
Over the counter financial derivative instruments	(1,750)
Foreign currency	7,436
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	127,875
Investments in Affiliates	85,400
Exchange-traded or centrally cleared financial derivative instruments	28,244
Over the counter financial derivative instruments	16,133
Foreign currency assets and liabilities	(308)
Net amortization (accretion) on investments	(7,100)
Net cash (used for) operating activities	2,564,334

Cash flows (used for) financing activities:
Proceeds from shares sold	391,106
Payments on shares redeemed	(1,680,212)
Cash dividend paid*	(6,677)
Proceeds from reverse repurchase agreements	14,550,017
Payments on reverse repurchase agreements	(15,601,304)
Proceeds from sale-buyback transactions	5,414,622
Payments on sale-buyback transactions	(5,627,547)
Proceeds from deposits from counterparty	6,270
Payments on deposits from counterparty	(11,450)
Net cash (used for) financing activities	(2,565,175)

Net (Decrease) in Cash and Foreign Currency	(841)

Cash and Foreign Currency:
Beginning of period	23,218
End of period	$22,377

* Reinvestment of dividends	$23,323

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$186

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Schedule of Investments PIMCO RealRetirement® 2015 Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 8.9%

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Notes
1.750% due 05/15/2023	$3,200	$2,967

Total U.S. Treasury Obligations (Cost $2,963)		2,967

	SHARES
EXCHANGE-TRADED FUNDS 3.2%
iShares China Large Cap Index Fund	32,100	1,190
Vanguard REIT ETF	7,220	478

Total Exchange-Traded Funds (Cost $1,643)		1,668

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	23	0

Total Exchange-Traded Notes (Cost $18)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
0.105% due 05/01/2014 (c)	$26	26

Total Short-Term Instruments (Cost $26)		26

Total Investments in Securities (Cost $4,650)		4,661

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 90.0%

MUTUAL FUNDS (a) 87.9%
PIMCO CommoditiesPLUS® Strategy Fund	166,869	$1,792
PIMCO Emerging Markets Bond Fund	301,789	3,386
PIMCO EqS® Dividend Fund	123,468	1,501
PIMCO EqS Pathfinder Fund®	69,057	801
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	293,420	3,099
PIMCO Global Advantage® Strategy Bond Fund	190,440	2,137
PIMCO High Yield Fund	278,689	2,639
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	208,769	1,622
PIMCO Mortgage Opportunities Fund	19,810	217
PIMCO Real Return Fund	653,305	7,382
PIMCO RealEstateRealReturn Strategy Fund	193,677	810
PIMCO Short-Term Fund	153,072	1,508
PIMCO Small Cap StocksPLUS® AR Strategy Fund	140,732	1,403
PIMCO StocksPLUS® Fund	591,272	5,735
PIMCO Total Return Fund	1,107,325	11,981

Total Mutual Funds (Cost $45,753)		46,013

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio	101,240	$1,013
PIMCO Short-Term Floating NAV Portfolio III	10,413	104

Total Short-Term Instruments (Cost $1,117)		1,117

Total Investments in Affiliates (Cost $46,870)		47,130

Total Investments 98.9% (Cost $51,520)		$51,791

Financial Derivative Instruments (b)(d) 0.8% (Cost or Premiums, net $418)		381

Other Assets and Liabilities, net 0.3%		155

Net Assets 100.0%		$52,327

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $1,201 at a weighted average interest rate of 0.006%.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	14	$39	$14

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	10	$58	$32

Total Purchased Options				$97	$46

52	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	13	$(1)	$0	$(1)
Gold 100 oz. December Futures	Short	12/2013	5	(17)	6	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	9	25	1	0

Total Futures Contracts				$7	$7	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 240	$(22)	$(10)	$1	$0

Total Swap Agreements					$(22)	$(10)	$1	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(c)	Securities with an aggregate market value of $26 and cash of $100 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$46	$7	$1	$54	$0	$(1)	$0	$(1)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2013	$	60	JPY	5,975	$0	$0

CBK	12/2013	EUR	686	$	910	0	(18)

FBF	11/2013	$	622	BRL	1,443	25	0

UAG	10/2013	AUD	209	$	186	0	(9)
	11/2013		209		195	0	0

Total Forward Foreign Currency Contracts						$25	$(27)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	53

Schedule of Investments PIMCO RealRetirement® 2015 Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,300	$40	$46

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,000	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,400	95	101

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,100	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		2,900	61	58
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	124	122

								$320	$328

Total Purchased Options								$320	$328

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	9	$(16)
Sales	15	(13)
Closing Buys	0	0
Expirations	(24)	29
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 100	$(2)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$ 20	$1	$(1)	$0	$0

DUB	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR 200	2	0	2	0

						$3	$(1)	$2	$0

Total Swap Agreements						$1	$1	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

54	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$0	$46	$0	$46	$0	$0	$0	$0	$46	$0	$46
CBK	0	0	0	0	(18)	0	0	(18)	(18)	0	(18)
DUB	0	0	2	2	0	0	0	0	2	0	2
FBF	25	0	0	25	0	0	0	0	25	0	25
JPM	0	101	0	101	0	0	0	0	101	0	101
MYC	0	181	0	181	0	0	0	0	181	0	181
UAG	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)

Total Over the Counter	$25	$328	$2	$355	$(27)	$0	$0	$(27)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$14	$0	$32	$0	$0	$46
Futures	6	0	0	0	1	7
Swap Agreements	0	1	0	0	0	1

	$20	$1	$32	$0	$1	$54

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25	$0	$25
Purchased Options	0	0	0	0	328	328
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$25	$328	$355

	$20	$3	$32	$25	$329	$409

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$1	$0	$0	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27	$0	$27

	$0	$0	$1	$27	$0	$28

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(139)	$0	$0	$(139)
Written Options	0	0	28	0	0	28
Futures	0	0	(153)	0	(4)	(157)
Swap Agreements	0	(7)	0	0	0	(7)

	$0	$(7)	$(264)	$0	$(4)	$(275)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(50)	$0	$(50)
Swap Agreements	0	(18)	0	0	0	(18)

	$0	$(18)	$0	$(50)	$0	$(68)

	$0	$(25)	$(264)	$(50)	$(4)	$(343)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	55

Schedule of Investments PIMCO RealRetirement® 2015 Fund (Cont.)

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(25)	$0	$40	$0	$0	$15
Written Options	0	0	(15)	0	0	(15)
Futures	(17)	0	31	0	25	39
Swap Agreements	0	(10)	0	0	0	(10)

	$(42)	$(10)	$56	$0	$25	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24)	$0	$(24)
Purchased Options	0	0	0	0	11	11
Swap Agreements	0	14	0	0	0	14

	$0	$14	$0	$(24)	$11	$1

	$(42)	$4	$56	$(24)	$36	$30

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,967	$0	$2,967
Exchange-Traded Funds	1,668	0	0	1,668
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	26	0	26
	$1,668	$2,993	$0	$4,661

Investments in Affiliates, at Value
Mutual Funds	$46,013	$0	$0	$46,013
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,117	0	0	1,117
	$47,130	$0	$0	$47,130

Total Investments	$48,798	$2,993	$0	$51,791

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$21	$33	$0	$54
Over the counter	0	355	0	355
	$21	$388	$0	$409

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(27)	0	(27)
	$(1)	$(27)	$0	$(28)

Totals	$48,818	$3,354	$0	$52,172

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

56	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2020 Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.9%

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Notes
1.750% due 05/15/2023	$4,800	$4,450

Total U.S. Treasury Obligations (Cost $4,445)		4,450

	SHARES
EXCHANGE-TRADED FUNDS 5.0%
iShares China Large Cap Index Fund	72,700	2,696
Vanguard FTSE Emerging Markets ETF	12,150	487
Vanguard REIT ETF	24,540	1,623

Total Exchange-Traded Funds (Cost $4,747)		4,806

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	53	1

Total Exchange-Traded Notes (Cost $41)		1

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		205

Total Short-Term Instruments (Cost $205)		205

Total Investments in Securities (Cost $9,438)		9,462

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 89.5%

MUTUAL FUNDS (a) 85.2%
PIMCO CommoditiesPLUS® Strategy Fund	486,499	$5,225
PIMCO Emerging Markets Bond Fund	422,661	4,742
PIMCO EqS® Dividend Fund	234,186	2,848
PIMCO EqS Pathfinder Fund®	187,922	2,178
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	554,659	5,857
PIMCO Global Advantage® Strategy Bond Fund	331,757	3,722
PIMCO High Yield Fund	390,795	3,701
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	544,696	4,232
PIMCO Mortgage Opportunities Fund	39,122	428
PIMCO Real Return Fund	1,040,761	11,761
PIMCO RealEstateRealReturn Strategy Fund	403,013	1,685
PIMCO Small Cap StocksPLUS® AR Strategy Fund	253,858	2,531
PIMCO StocksPLUS® Fund	1,294,682	12,558
PIMCO Total Return Fund	1,849,157	20,008

Total Mutual Funds (Cost $80,045)		81,476

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio	312,715	$3,129
PIMCO Short-Term Floating NAV Portfolio III	101,582	1,016

Total Short-Term Instruments (Cost $4,145)		4,145

Total Investments in Affiliates (Cost $84,190)		85,621

Total Investments 99.4% (Cost $93,628)		$95,083

Financial Derivative Instruments (c)(d) 0.8% (Cost or Premiums, net $866)		738

Other Assets and Liabilities, net (0.2%)		(143)

Net Assets 100.0%		$95,678

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$205	Fannie Mae 2.200% due 10/17/2022	$(211)	$205	$205

Total Repurchase Agreements						$(211)	$205	$205

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$205	$0	$0	$0	$205		$(211)		$(6)

Total Borrowings and Other Financing Transactions	$205	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	57

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	34	$95	$33

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	24	$140	$78

Total Purchased Options				$235	$111

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	29	$(2)	$0	$(2)
Gold 100 oz. December Futures	Short	12/2013	11	(37)	13	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	18	49	1	0

Total Futures Contracts				$11	$14	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 500	$(45)	$(21)	$3	$0

Total Swap Agreements					$(45)	$(21)	$3	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

Cash of $200 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$111	$14	$3	$128	$0	$(2)	$0	$(2)

58	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013	$		226		JPY	22,381	$1	$0

CBK	12/2013		EUR	1,882	$		2,497	0	(50)

DUB	10/2013		AUD	317			282	0	(13)

FBF	11/2013	$		1,306		BRL	3,031	52	0

HUS	11/2013		AUD	317	$		295	0	0

RYL	12/2013	$		201		GBP	129	7	0

Total Forward Foreign Currency Contracts								$60	$(63)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	4,300	$75	$86

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,800	0	1

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,400	174	184

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		2,100	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		5,400	114	109
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		5,500	234	231

								$597	$612

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR	520	$26	$2

Total Purchased Options							$623	$614

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	23	$(43)
Sales	29	(25)
Closing Buys	0	0
Expirations	(52)	68
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 300	$(5)	$7	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
					Notional Amount (4)			Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$380	$2	$(11)	$0	$(9)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	35	2	(1)	1	0

DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	50	0	(1)	0	(1)

FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049	70	3	(1)	2	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	35	1	0	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date				Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
					Notional Amount (4)					Asset	Liability
GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$		60	$(1)	$0	$0	$(1)

MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EU	R	600	6	0	6	0

								$13	$(14)	$10	$(11)

Total Swap Agreements								$8	$(7)	$12	$(11)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$1	$86	$1	$88	$0	$0	$(9)	$(9)	$79	$0	$79
CBK	0	0	2	2	(50)	0	0	(50)	(46)	0	(46)
DUB	0	2	0	2	(13)	0	(1)	(14)	(12)	0	(12)
FBF	52	0	3	55	0	0	0	0	55	0	55
GLM	0	1	0	1	0	0	0	0	1	0	1
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
JPM	0	184	0	184	0	0	0	0	184	0	184
MYC	0	341	6	347	0	0	0	0	347	(360)	(13)
RYL	7	0	0	7	0	0	0	0	7	0	7

Total Over the Counter	$60	$614	$12	$686	$(63)	$0	$(11)	$(74)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$33	$0	$78	$0	$0	$111
Futures	13	0	0	0	1	14
Swap Agreements	0	3	0	0	0	3

	$46	$3	$78	$0	$1	$128

60	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$60	$0	$60
Purchased Options	0	0	0	2	612	614
Swap Agreements	0	12	0	0	0	12

	$0	$12	$0	$62	$612	$686

	$46	$15	$78	$62	$613	$814

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$0	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$63	$0	$63
Swap Agreements	0	11	0	0	0	11

	$0	$11	$0	$63	$0	$74

	$0	$11	$2	$63	$0	$76

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(337)	$0	$0	$(337)
Written Options	0	0	67	0	0	67
Futures	0	0	(322)	0	(8)	(330)
Swap Agreements	0	(15)	0	0	0	(15)

	$0	$(15)	$(592)	$0	$(8)	$(615)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(136)	$0	$(136)
Purchased Options	0	0	0	0	(24)	(24)
Swap Agreements	0	(39)	0	0	0	(39)

	$0	$(39)	$0	$(136)	$(24)	$(199)

	$0	$(54)	$(592)	$(136)	$(32)	$(814)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(62)	$0	$107	$0	$0	$45
Written Options	0	0	(42)	0	0	(42)
Futures	(37)	0	70	0	49	82
Swap Agreements	0	(21)	0	0	0	(21)

	$(99)	$(21)	$135	$0	$49	$64

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(55)	$0	$(55)
Purchased Options	0	0	0	(3)	50	47
Swap Agreements	0	27	0	0	0	27

	$0	$27	$0	$(58)	$50	$19

	$(99)	$6	$135	$(58)	$99	$83

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Schedule of Investments PIMCO RealRetirement® 2020 Fund (Cont.)

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$4,450	$0	$4,450
Exchange-Traded Funds	4,806	0	0	4,806
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	205	0	205
	$4,807	$4,655	$0	$9,462

Investments in Affiliates, at Value
Mutual Funds	$81,476	$0	$0	$81,476
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,145	0	0	4,145
	$85,621	$0	$0	$85,621

Total Investments	$90,428	$4,655	$0	$95,083

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$47	$81	$0	$128
Over the counter	0	686	0	686
	$47	$767	$0	$814

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	0	0	(2)
Over the counter	0	(74)	0	(74)
	$(2)	$(74)	$0	$(76)

Totals	$90,473	$5,348	$0	$95,821

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

62	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2025 Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.5%

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Notes
1.750% due 05/15/2023	$2,000	$1,854

Total U.S. Treasury Obligations (Cost $1,852)		1,854

	SHARES
EXCHANGE-TRADED FUNDS 6.5%
iShares China Large Cap Index Fund	61,700	2,288
Vanguard FTSE Emerging Markets ETF	18,260	732
Vanguard REIT ETF	25,980	1,719

Total Exchange-Traded Funds (Cost $4,685)		4,739

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	28	1

Total Exchange-Traded Notes (Cost $22)		1

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.3%
		204

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.112% due 05/01/2014 (d)	$72	$72

Total Short-Term Instruments (Cost $276)		276

Total Investments in Securities (Cost $6,835)		6,870

	SHARES
INVESTMENTS IN AFFILIATES 90.3%

MUTUAL FUNDS (a) 87.1%
PIMCO CommoditiesPLUS® Strategy Fund	539,958	5,799
PIMCO Emerging Markets Bond Fund	323,836	3,633
PIMCO EqS® Dividend Fund	182,388	2,218
PIMCO EqS Pathfinder Fund®	167,475	1,941
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	353,903	3,737
PIMCO Global Advantage® Strategy Bond Fund	253,203	2,841
PIMCO High Yield Fund	290,919	2,755
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	567,107	4,406
PIMCO Mortgage Opportunities Fund	32,868	360
PIMCO Real Return Fund	727,476	8,221
PIMCO RealEstateRealReturn Strategy Fund	625,007	2,613

	SHARES	MARKET VALUE (000S)
PIMCO Small Cap StocksPLUS® AR Strategy Fund	286,249	$2,854
PIMCO StocksPLUS® Fund	1,212,073	11,757
PIMCO Total Return Fund	918,144	9,934

Total Mutual Funds (Cost $61,579)		63,069

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio	131,763	1,318
PIMCO Short-Term Floating NAV Portfolio III	100,910	1,009

Total Short-Term Instruments (Cost $2,328)		2,327

Total Investments in Affiliates (Cost $63,907)		65,396

Total Investments 99.8% (Cost $70,742)		$72,266

Financial Derivative Instruments (c)(e) 0.8% (Cost or Premiums, net $671)		584

Other Assets and Liabilities, net (0.6%)		(453)

Net Assets 100.0%		$72,397

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$204	Fannie Mae 2.200% due 10/17/2022	$(211)	$204	$204

Total Repurchase Agreements						$(211)	$204	$204

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $1,341 at a weighted average interest rate of (0.300%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$204	$0	$0	$0	$204		$(211)		$(7)

Total Borrowings and Other Financing Transactions	$204	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Schedule of Investments PIMCO RealRetirement® 2025 Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	32	$89	$31

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	22	$128	$71

Total Purchased Options				$217	$102

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	27	$(2)	$0	$(2)
Gold 100 oz. December Futures	Short	12/2013	10	(33)	12	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	14	38	1	0

Total Futures Contracts				$3	$13	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 310	$(28)	$(13)	$2	$0

Total Swap Agreements					$(28)	$(13)	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(d)	Securities with an aggregate market value of $72 and cash of $102 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$102	$13	$2	$117	$0		$(2)	$0	$(2)

64	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013	$		134		JPY	13,231	$1	$0

CBK	12/2013		EUR	1,004	$		1,332	0	(26)

DUB	10/2013		AUD	211			188	0	(9)

FBF	11/2013	$		888		BRL	2,062	35	0

UAG	11/2013		AUD	211	$		197	0	0

Total Forward Foreign Currency Contracts								$36	$(35)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	3,300	$57	$66
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	1
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,300	131	138
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,600	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		4,100	87	83
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,200	179	176

								$454	$465

Total Purchased Options								$454	$465

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	18	$(33)
Sales	20	(16)
Closing Buys	0	0
Expirations	(38)	49
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 200	$(4)	$5	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$ 20	$0	$(1)	$0	$(1)

DUB	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR 300	4	(1)	3	0

						$4	$(2)	$3	$(1)

Total Swap Agreements						$0	$3	$4	$(1)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	65

Schedule of Investments PIMCO RealRetirement® 2025 Fund (Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (6)
BOA	$1	$66	$0	$67	$0	$0	$(1)	$(1)	$66	$0	$66
CBK	0	0	1	1	(26)	0	0	(26)	(25)	0	(25)
DUB	0	0	3	3	(9)	0	0	(9)	(6)	0	(6)
FBF	35	0	0	35	0	0	0	0	35	0	35
GLM	0	1	0	1	0	0	0	0	1	0	1
JPM	0	138	0	138	0	0	0	0	138	0	138
MYC	0	260	0	260	0	0	0	0	260	(260)	0

Total Over the Counter	$36	$465	$4	$505	$(35)	$0	$(1)	$(36)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$31	$0	$71	$0	$0	$102
Futures	12	0	0	0	1	13
Swap Agreements	0	2	0	0	0	2

	$43	$2	$71	$0	$1	$117

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36	$0	$36
Purchased Options	0	0	0	0	465	465
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$36	$465	$505

	$43	$6	$71	$36	$466	$622

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$0	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35	$0	$35
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$35	$0	$36

	$0	$1	$2	$35	$0	$38

66	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(292)	$0	$0	$(292)
Written Options	0	0	49	0	0	49
Futures	0	0	(323)	0	(7)	(330)
Swap Agreements	0	(9)	0	0	0	(9)

	$0	$(9)	$(566)	$0	$(7)	$(582)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(89)	$0	$(89)
Swap Agreements	0	(22)	0	0	0	(22)

	$0	$(22)	$0	$(89)	$0	$(111)

	$0	$(31)	$(566)	$(89)	$(7)	$(693)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(58)	$0	$81	$0	$0	$23
Written Options	0	0	(32)	0	0	(32)
Futures	(33)	0	64	0	38	69
Swap Agreements	0	(13)	0	0	0	(13)

	$(91)	$(13)	$113	$0	$38	$47

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31)	$0	$(31)
Purchased Options	0	0	0	0	14	14
Swap Agreements	0	17	0	0	0	17

	$0	$17	$0	$(31)	$14	$0

	$(91)	$4	$113	$(31)	$52	$47

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,854	$0	$1,854
Exchange-Traded Funds	4,739	0	0	4,739
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	204	0	204
U.S. Treasury Bills	0	72	0	72
	$4,740	$2,130	$0	$6,870

Investments in Affiliates, at Value
Mutual Funds	$63,069	$0	$0	$63,069
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,327	0	0	2,327
	$65,396	$0	$0	$65,396

Total Investments	$70,136	$2,130	$0	$72,266

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$44	$73	$0	$117
Over the counter	0	505	0	505
	$44	$578	$0	$622

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	0	0	(2)
Over the counter	0	(36)	0	(36)
	$(2)	$(36)	$0	$(38)

Totals	$70,178	$2,672	$0	$72,850

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	67

Schedule of Investments PIMCO RealRetirement® 2030 Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 8.8%

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes
1.750% due 05/15/2023	$600	$556

Total U.S. Treasury Obligations (Cost $556)		556

	SHARES
EXCHANGE-TRADED FUNDS 7.9%
iShares China Large Cap Index Fund	112,000	4,153
Vanguard FTSE Emerging Markets ETF	39,860	1,599
Vanguard REIT ETF	40,410	2,673

Total Exchange-Traded Funds (Cost $8,286)		8,425

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	38	1

Total Exchange-Traded Notes (Cost $29)		1

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.2%
		219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.112% due 05/01/2014 (d)	$181	$181

Total Short-Term Instruments (Cost $400)		400

Total Investments in Securities (Cost $9,271)		9,382

	SHARES
INVESTMENTS IN AFFILIATES 90.7%

MUTUAL FUNDS (a) 85.9%
PIMCO CommoditiesPLUS® Strategy Fund	934,910	10,041
PIMCO Emerging Markets Bond Fund	469,974	5,273
PIMCO EqS® Dividend Fund	244,694	2,975
PIMCO EqS Pathfinder Fund®	224,663	2,604
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	364,598	3,850
PIMCO Global Advantage® Strategy Bond Fund	272,823	3,061
PIMCO High Yield Fund	411,256	3,895
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,194,953	9,285
PIMCO Long-Term U.S. Government Fund	79,338	775
PIMCO Mortgage Opportunities Fund	41,863	458
PIMCO Real Return Fund	621,999	7,029

	SHARES	MARKET VALUE (000S)
PIMCO RealEstateRealReturn Strategy Fund	1,261,291	$5,272
PIMCO Small Cap StocksPLUS® AR Strategy Fund	646,999	6,450
PIMCO StocksPLUS® Fund	2,134,131	20,701
PIMCO Total Return Fund	882,960	9,554

Total Mutual Funds (Cost $87,504)		91,223

SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio	333,221	3,335
PIMCO Short-Term Floating NAV Portfolio III	171,174	1,711

Total Short-Term Instruments (Cost $5,047)		5,046

Total Investments in Affiliates (Cost $92,551)		96,269

Total Investments 99.5% (Cost $101,822)		$105,651

Financial Derivative Instruments (c)(e) 0.8% (Cost or Premiums, net $1,077)		881

Other Assets and Liabilities, net (0.3%)		(302)

Net Assets 100.0%		$106,230

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$219	Fannie Mae 2.200% due 10/17/2022	$(225)	$219	$219

Total Repurchase Agreements						$(225)	$219	$219

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$219	$0	$0	$0	$219	$ (225)		$(6)

Total Borrowings and Other Financing Transactions	$219	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

68	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	60	$167	$58

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	43	$251	$140

Total Purchased Options				$418	$198

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	52	$(4)	$0	$(4)
Gold 100 oz. December Futures	Short	12/2013	20	(66)	24	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	19	52	1	0

Total Futures Contracts				$(18)	$25	$(4)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 470	$(42)	$(20)	$3	$0

Total Swap Agreements					$(42)	$(20)	$3	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(d)	Securities with an aggregate market value of $79 and cash of $191 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$198	$25	$3	$226	$0	$(4)	$0	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	69

Schedule of Investments PIMCO RealRetirement® 2030 Fund (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013	$		406		JPY	40,120	$2	$0

CBK	12/2013		EUR	1,460	$		1,937	0	(38)

DUB	10/2013		AUD	315			281	0	(13)

FBF	11/2013	$		1,332		BRL	3,093	53	0

HUS	11/2013		AUD	315	$		293	0	0

RYL	12/2013	$		201		GBP	129	7	0

Total Forward Foreign Currency Contracts								$62	$(51)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	4,600	$80	$92

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,900	1	1

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,700	186	197

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		2,200	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		5,600	118	113
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		5,800	247	243

								$632	$647

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$	1.000	05/22/2015	EUR	460	$23	$2

Total Purchased Options							$655	$649

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	31	$(51)
Sales	30	(25)
Closing Buys	0	0
Expirations	(61)	76
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 300	$(6)	$7	$1	$0

70	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
									Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$	340	$2	$(10)	$0	$(8)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		25	1	0	1	0

DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		40	0	(1)	0	(1)

FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		45	2	0	2	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		25	1	0	1	0

GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		60	(1)	(1)	0	(2)

MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	500	5	0	5	0

							$10	$ (12)	$9	$(11)

Total Swap Agreements							$4	$(5)	$10	$(11)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$2	$92	$1	$95	$0	$0	$(8)	$(8)	$87	$0	$87
CBK	0	0	1	1	(38)	0	0	(38)	(37)	0	(37)
DUB	0	2	0	2	(13)	0	(1)	(14)	(12)	0	(12)
FBF	53	0	3	56	0	0	0	0	56	0	56
GLM	0	1	0	1	0	0	0	0	1	0	1
GST	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
JPM	0	197	0	197	0	0	0	0	197	0	197
MYC	0	357	5	362	0	0	0	0	362	(370)	(8)
RYL	7	0	0	7	0	0	0	0	7	0	7

Total Over the Counter	$62	$649	$10	$721	$(51)	$0	$(11)	$(62)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	71

Schedule of Investments PIMCO RealRetirement® 2030 Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$58	$0	$140	$0	$0	$198
Futures	24	0	0	0	1	25
Swap Agreements	0	3	0	0	0	3

	$82	$3	$140	$0	$1	$226

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$62	$0	$62
Purchased Options	0	0	0	2	647	649
Swap Agreements	0	10	0	0	0	10

	$0	$10	$0	$64	$647	$721

	$82	$13	$140	$64	$648	$947

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$4	$0	$0	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$51	$0	$51
Swap Agreements	0	11	0	0	0	11

	$0	$11	$0	$51	$0	$62

	$0	$11	$4	$51	$0	$66

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(509)	$0	$0	$(509)
Written Options	0	0	76	0	0	76
Futures	0	0	(376)	0	(9)	(385)
Swap Agreements	0	(14)	0	0	0	(14)

	$0	$(14)	$(809)	$0	$(9)	$(832)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(148)	$0	$(148)
Purchased Options	0	0	0	0	(20)	(20)
Swap Agreements	0	(36)	0	0	0	(36)

	$0	$(36)	$0	$(148)	$(20)	$(204)

	$0	$(50)	$(809)	$(148)	$(29)	$(1,036)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(109)	$0	$121	$0	$0	$12
Written Options	0	0	(50)	0	0	(50)
Futures	(66)	0	115	0	52	101
Swap Agreements	0	(20)	0	0	0	(20)

	$(175)	$(20)	$186	$0	$52	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24)	$0	$(24)
Purchased Options	0	0	0	(1)	42	41
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$(25)	$42	$43

	$(175)	$6	$186	$(25)	$94	$86

72	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$556	$0	$556
Exchange-Traded Funds	8,425	0	0	8,425
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	219	0	219
U.S. Treasury Bills	0	181	0	181
	$8,426	$956	$0	$9,382

Investments in Affiliates, at Value
Mutual Funds	$91,223	$0	$0	$91,223
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,046	0	0	5,046
	$96,269	$0	$0	$96,269

Total Investments	$104,695	$956	$0	$105,651

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$83	$143	$0	$226
Over the counter	0	721	0	721
	$83	$864	$0	$947

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	0	0	(4)
Over the counter	0	(62)	0	(62)
	$(4)	$(62)	$0	$(66)

Totals	$104,774	$1,758	$0	$106,532

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Schedule of Investments PIMCO RealRetirement® 2035 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 9.8%

EXCHANGE-TRADED FUNDS 9.3%
iShares China Large Cap Index Fund	86,100	$3,193
Vanguard FTSE Emerging Markets ETF	25,680	1,030
Vanguard REIT ETF	31,750	2,100

Total Exchange-Traded Funds (Cost $6,231)		6,323

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	22	0

Total Exchange-Traded Notes (Cost $17)		0

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (b) 0.5%
		319

Total Short-Term Instruments (Cost $319)		319

Total Investments in Securities (Cost $6,567)		6,642

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 89.5%

MUTUAL FUNDS (a) 86.2%
PIMCO CommoditiesPLUS® Strategy Fund	670,831	$7,205
PIMCO Emerging Markets Bond Fund	300,617	3,373
PIMCO EqS® Dividend Fund	152,674	1,856
PIMCO EqS Pathfinder Fund®	168,724	1,955
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	109,607	1,157
PIMCO Global Advantage® Strategy Bond Fund	75,713	849
PIMCO High Yield Fund	136,824	1,296
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	828,548	6,438
PIMCO Long-Term U.S. Government Fund	194,312	1,898
PIMCO Mortgage Opportunities Fund	27,382	300
PIMCO Real Return Fund	279,676	3,160
PIMCO RealEstateRealReturn Strategy Fund	869,785	3,636
PIMCO Small Cap StocksPLUS® AR Strategy Fund	580,799	5,791
PIMCO StocksPLUS® Fund	1,595,736	15,479
PIMCO Total Return Fund	343,047	3,712

Total Mutual Funds (Cost $55,035)		58,105

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.5%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	5,005	$301

Total Exchange-Traded Funds (Cost $349)		301

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio	191,622	1,918
PIMCO Short-Term Floating NAV Portfolio III	286	3

Total Short-Term Instruments (Cost $1,921)		1,921

Total Investments in Affiliates (Cost $57,305)		60,327

Total Investments 99.3% (Cost $63,872)		$66,969

Financial Derivative Instruments (c)(e) 0.9% (Cost or Premiums, net $743)		599

Other Assets and Liabilities, net (0.2%)		(145)

Net Assets 100.0%		$67,423

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$319	Fannie Mae 2.200% due 10/17/2022	$(329)	$319	$319

Total Repurchase Agreements						$(329)	$319	$319

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$319	$0	$0	$0	$319		$(329)	$ (10)

Total Borrowings and Other Financing Transactions	$319	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

74	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	49	$136	$48

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	34	$199	$110

Total Purchased Options				$335	$158

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	41	$(3)	$0	$(3)
Gold 100 oz. December Futures	Short	12/2013	16	(53)	19	0

Total Futures Contracts				$(56)	$19	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 270	$(24)	$(12)	$2	$0

Total Swap Agreements					$(24)	$(12)	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(d)	Cash of $151 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$158	$19	$2	$179	$0	$(3)	$0	$(3)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013	$		172		JPY	17,055	$1	$0

CBK	12/2013		EUR	898	$		1,192	0	(24)

DUB	10/2013		AUD	210			187	0	(9)

FBF	11/2013	$		844		BRL	1,959	33	0

UAG	11/2013		AUD	210	$		195	0	0

Total Forward Foreign Currency Contracts								$34	$(33)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Schedule of Investments PIMCO RealRetirement® 2035 Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,900	$50	$58

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,300	0	1

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,100	123	130

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,700	78	74
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,700	158	155

								$409	$419

Total Purchased Options								$409	$419

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	22	$(35)
Sales	20	(17)
Closing Buys	0	0
Expirations	(42)	52
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 200	$(4)	$5	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$ 20	$1	$(1)	$0	$(0)

DUB	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR 200	2	0	2	0

						$3	$(1)	$2	$0

Total Swap Agreements						$(1)	$4	$3	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

76	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (6)
BOA	$1	$58	$0	$59	$0	$0	$0	$0	$59	$0	$59
CBK	0	0	1	1	(24)	0	0	(24)	(23)	0	(23)
DUB	0	0	2	2	(9)	0	0	(9)	(7)	0	(7)
FBF	33	0	0	33	0	0	0	0	33	0	33
GLM	0	1	0	1	0	0	0	0	1	0	1
JPM	0	130	0	130	0	0	0	0	130	0	130
MYC	0	230	0	230	0	0	0	0	230	(260)	(30)

Total Over the Counter	$34	$419	$3	$456	$(33)	$0	$0	$(33)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$48	$0	$110	$0	$0	$158
Futures	19	0	0	0	0	19
Swap Agreements	0	2	0	0	0	2

	$67	$2	$110	$0	$0	$179

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34	$0	$34
Purchased Options	0	0	0	0	419	419
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$34	$419	$456

	$67	$5	$110	$34	$419	$635

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$3	$0	$0	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$33	$0	$33

	$0	$0	$3	$33	$0	$36

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(396)	$0	$0	$(396)
Written Options	0	0	52	0	0	52
Futures	0	0	(293)	0	0	(293)
Swap Agreements	0	(8)	0	0	0	(8)

	$0	$(8)	$(637)	$0	$0	$(645)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(87)	$0	$(87)
Swap Agreements	0	(19)	0	0	0	(19)

	$0	$(19)	$0	$(87)	$0	$(106)

	$0	$(27)	$(637)	$(87)	$0	$(751)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

Schedule of Investments PIMCO RealRetirement® 2035 Fund (Cont.)

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(88)	$0	$85	$0	$0	$(3)
Written Options	0	0	(34)	0	0	(34)
Futures	(53)	0	95	0	0	42
Swap Agreements	0	(12)	0	0	0	(12)

	$(141)	$(12)	$146	$0	$0	$(7)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24)	$0	$(24)
Purchased Options	0	0	0	0	13	13
Swap Agreements	0	15	0	0	0	15

	$0	$15	$0	$(24)	$13	$4

	$(141)	$3	$146	$(24)	$13	$(3)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Exchange-Traded Funds	$6,323	$0	$0	$6,323
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	319	0	319
	$6,323	$319	$0	$6,642

Investments in Affiliates, at Value
Mutual Funds	$58,105	$0	$0	$58,105
Exchange-Traded Funds	301	0	0	301
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,921	0	0	1,921
	$60,327	$0	$0	$60,327

Total Investments	$66,650	$319	$0	$66,969

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$67	$112	$0	$179
Over the counter	0	456	0	456
	$67	$568	$0	$635

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(33)	0	(33)
	$(3)	$(33)	$0	$(36)

Totals	$66,714	$854	$0	$67,568

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

78	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2040 Fund

September 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES (a) 10.5%

EXCHANGE-TRADED FUNDS 9.9%
iShares China Large Cap Index Fund	123,400	$4,576
Vanguard FTSE Emerging Markets ETF	34,440	1,381
Vanguard REIT ETF	46,180	3,055

Total Exchange-Traded Funds (Cost $8,889)		9,012

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	40	1

Total Exchange-Traded Notes (Cost $31)		1

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (b) 0.3%
		286

U.S. TREASURY BILLS 0.3%
0.112% due 05/01/2014	$250	250

Total Short-Term Instruments (Cost $536)		536

Total Investments in Securities (Cost $9,456)		9,549

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES (a) 89.2%

MUTUAL FUNDS (a) 84.4%
PIMCO CommoditiesPLUS® Strategy Fund	985,220	$10,581
PIMCO Emerging Markets Bond Fund	328,146	3,682
PIMCO EqS® Dividend Fund	214,829	2,612
PIMCO EqS Pathfinder Fund®	229,807	2,664
PIMCO High Yield Fund	76,958	729
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,295,570	10,067
PIMCO Long-Term U.S. Government Fund	276,115	2,698
PIMCO Mortgage Opportunities Fund	32,160	352
PIMCO Real Return Fund	183,641	2,075
PIMCO RealEstateRealReturn Strategy Fund	1,451,284	6,066
PIMCO Small Cap StocksPLUS® AR Strategy Fund	920,268	9,175
PIMCO StocksPLUS® Fund	2,335,385	22,653
PIMCO Total Return Fund	317,494	3,435

Total Mutual Funds (Cost $71,851)		76,789

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.6%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	8,095	$487

Total Exchange-Traded Funds (Cost $564)		487

SHORT-TERM INSTRUMENTS 4.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio	383,606	3,839
PIMCO Short-Term Floating NAV Portfolio III	300	3

Total Short-Term Instruments (Cost $3,841)		3,842

Total Investments in Affiliates (Cost $76,256)		81,118

Total Investments 99.7% (Cost $85,712)		$90,667

Financial Derivative Instruments (c)(d) 0.9% (Cost or Premiums, net $1,070)		844

Other Assets and Liabilities, net (0.6%)		(579)

Net Assets 100.0%		$90,932

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$286	Fannie Mae 2.200% due 10/17/2022	$(296)	$286	$286

Total Repurchase Agreements						$(296)	$286	$286

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$286	$0	$0	$0	$286		$(296)		$(10)

Total Borrowings and Other Financing Transactions	$286	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	79

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	73	$203	$71

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	50	$292	$162

Total Purchased Options				$495	$233

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	61	$(4)	$0	$(5)
Gold 100 oz. December Futures	Short	12/2013	23	(77)	28	0

Total Futures Contracts				$(81)	$28	$(5)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 440	$(40)	$(19)	$3	$0

Total Swap Agreements					$(40)	$(19)	$3	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

Cash of $212 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$233	$28	$3	$264	$0	$(5)	$0	$(5)

80	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013	$		506		JPY	49,997	$3	$0

CBK	12/2013		EUR	1,466	$		1,945	0	(38)

DUB	10/2013		AUD	214			191	0	(9)

FBF	11/2013	$		1,323		BRL	3,073	52	0

HUS	11/2013		AUD	214	$		199	0	0

RYL	12/2013	$		201		GBP	129	8	0

Total Forward Foreign Currency Contracts								$63	$(47)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	4,100	$71	$82

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,700	1	1

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,200	166	176

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,900	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		4,900	103	98
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		5,000	213	210

								$554	$568

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	310	$16	$1

Total Purchased Options						$570	$569

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	39	$(63)
Sales	25	(21)
Closing Buys	0	0
Expirations	(64)	84
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 200	$(4)	$5	$1	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	81

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$ 280	$0	$(6)	$0	$(6)
	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049	15	1	(1)	0	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	20	1	0	1	0

DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	30	0	(1)	0	(1)

FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049	10	1	(1)	0	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	20	1	0	1	0

GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	40	(1)	0	0	(1)

MYC	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049	15	1	(1)	0	0
	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR 500	5	0	5	0

						$ 9	$(10)	$7	$(8)

Total Swap Agreements						$ 5	$(5)	$8	$(8)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$3	$82	$1	$86	$0	$0	$(6)	$(6)	$80	$0	$80
CBK	0	0	1	1	(38)	0	0	(38)	(37)	0	(37)
DUB	0	1	0	1	(9)	0	(1)	(10)	(9)	0	(9)
FBF	52	0	1	53	0	0	0	0	53	0	53
GLM	0	1	0	1	0	0	0	0	1	0	1
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
JPM	0	176	0	176	0	0	0	0	176	0	176
MYC	0	309	5	314	0	0	0	0	314	(320)	(6)
RYL	8	0	0	8	0	0	0	0	8	0	8

Total Over the Counter	$63	$569	$8	$640	$(47)	$0	$(8)	$(55)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

82	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$71	$0	$162	$0	$0	$233
Futures	28	0	0	0	0	28
Swap Agreements	0	3	0	0	0	3

	$99	$3	$162	$0	$0	$264

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$63	$0	$63
Purchased Options	0	0	0	1	568	569
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$64	$568	$640

	$99	$11	$162	$64	$568	$904

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$5	$0	$0	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47	$0	$47
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$47	$0	$55

	$0	$8	$5	$47	$0	$60

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(602)	$0	$0	$(602)
Written Options	0	0	84	0	0	84
Futures	0	0	(351)	0	0	(351)
Swap Agreements	0	(13)	0	0	0	(13)

	$0	$(13)	$(869)	$0	$0	$(882)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(171)	$0	$(171)
Purchased Options	0	0	0	0	(13)	(13)
Swap Agreements	0	(35)	0	0	0	(35)

	$0	$(35)	$0	$(171)	$(13)	$(219)

	$0	$(48)	$(869)	$(171)	$(13)	$(1,101)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(132)	$0	$151	$0	$0	$19
Written Options	0	0	(61)	0	0	(61)
Futures	(77)	0	133	0	0	56
Swap Agreements	0	(19)	0	0	0	(19)

	$(209)	$(19)	$223	$0	$0	$(5)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15)	$0	$(15)
Purchased Options	0	0	0	(3)	34	31
Swap Agreements	0	24	0	0	0	24

	$0	$24	$0	$(18)	$34	$40

	$(209)	$5	$223	$(18)	$34	$35

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	83

Schedule of Investments PIMCO RealRetirement® 2040 Fund (Cont.)

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Exchange-Traded Funds	$9,012	$0	$0	$9,012
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	286	0	286
U.S. Treasury Bills	0	250	0	250
	$9,013	$536	$0	$9,549

Investments in Affiliates, at Value
Mutual Funds	$76,789	$0	$0	$76,789
Exchange-Traded Funds	487	0	0	487
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,842	0	0	3,842
	$81,118	$0	$0	$81,118

Total Investments	$90,131	$536	$0	$90,667

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$99	$165	$0	$264
Over the counter	0	640	0	640
	$99	$805	$0	$904

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	0	0	(5)
Over the counter	0	(55)	0	(55)
	$(5)	$(55)	$0	$(60)

Totals	$90,225	$1,286	$0	$91,511

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

84	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealRetirement® 2045 Fund

September 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 12.2%

EXCHANGE-TRADED FUNDS 11.2%
iShares China Large Cap Index Fund	52,700	$1,954
Vanguard FTSE Emerging Markets ETF	19,570	785
Vanguard REIT ETF	23,090	1,527

Total Exchange-Traded Funds (Cost $4,213)		4,266

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	4	0

Total Exchange-Traded Notes (Cost $3)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (c) 0.7%
		258

U.S. TREASURY BILLS 0.3%
0.111% due 05/01/2014 (a)	$130	130

Total Short-Term Instruments (Cost $388)		388

Total Investments in Securities (Cost $4,604)		4,654

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 86.4%

MUTUAL FUNDS (b) 82.4%
PIMCO CommoditiesPLUS® Strategy Fund	424,366	$4,558
PIMCO Emerging Markets Bond Fund	84,201	945
PIMCO EqS® Dividend Fund	87,879	1,069
PIMCO EqS Pathfinder Fund®	102,910	1,193
PIMCO High Yield Fund	34,209	324
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	590,168	4,585
PIMCO Long-Term U.S. Government Fund	125,194	1,223
PIMCO Mortgage Opportunities Fund	16,498	180
PIMCO RealEstateRealReturn Strategy Fund	633,044	2,646
PIMCO Small Cap StocksPLUS® AR Strategy Fund	406,412	4,052
PIMCO StocksPLUS® Fund	993,277	9,635
PIMCO Total Return Fund	81,619	883

Total Mutual Funds (Cost $29,212)		31,293

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.5%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	3,240	$195

Total Exchange-Traded Funds (Cost $231)		195

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio	130,843	1,309
PIMCO Short-Term Floating NAV Portfolio III	551	6

Total Short-Term Instruments (Cost $1,315)		1,315

Total Investments in Affiliates (Cost $30,758)		32,803

Total Investments 98.6% (Cost $35,362)		$37,457

Financial Derivative Instruments (d)(e) 1.0% (Cost or Premiums, net $439)		362

Other Assets and Liabilities, net 0.4%		171

Net Assets 100.0%		$37,990

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$258	Fannie Mae 2.200% due 10/17/2022	$(268)	$258	$258

Total Repurchase Agreements						$(268)	$258	$258

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$258	$0	$0	$0	$258		$(268)		$(10)

Total Borrowings and Other Financing Transactions	$258	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	85

Schedule of Investments PIMCO RealRetirement® 2045 Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	30	$83	$29

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	22	$129	$71

Total Purchased Options				$212	$100

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	25	$(2)	$0	$(2)
Gold 100 oz. December Futures	Short	12/2013	10	(33)	12	0

Total Futures Contracts				$(35)	$12	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR 180	$(16)	$(8)	$1	$0

Total Swap Agreements				$(16)	$(8)	$1	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

Cash of $158 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$100	$12	$1	$113	$0		$(2)	$0	$ (2)

86	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	12/2013		EUR	22	$		29	$0	$(1)

FBF	11/2013	$		524		BRL	1,217	21	0

UAG	10/2013		AUD	106	$		94	0	(4)
	11/2013			106			99	0	0

Total Forward Foreign Currency Contracts								$21	$(5)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	1,700	$30	$34

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		700	0	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		1,700	67	71

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		800	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		2,000	42	40
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,100	90	88
								229	234

Total Purchased Options								$229	$234

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Sales	17	$(28)
Closing Buys	10	(8)
Expirations	0	0
Exercised	(27)	36
Balance at 03/31/2013	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 100	$(2)	$3	$1	$0

Total Swap Agreements						$(2)	$3	$1	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	87

Schedule of Investments PIMCO RealRetirement® 2045 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$0	$34	$0	$34	$0	$0	$0	$0	$34	$0	$34
CBK	0	0	1	1	(1)	0	0	(1)	0	0	0
FBF	21	0	0	21	0	0	0	0	21	0	21
JPM	0	71	0	71	0	0	0	0	71	0	71
MYC	0	129	0	129	0	0	0	0	129	0	129
UAG	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)

Total Over the Counter	$21	$234	$1	$256	$(5)	$0	$0	$(5)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$29	$0	$71	$0	$0	$100
Futures	12	0	0	0	0	12
Swap Agreements	0	1	0	0	0	1

	$41	$1	$71	$0	$0	$113

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21	$0	$21
Purchased Options	0	0	0	0	234	234
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$21	$234	$256

	$41	$2	$71	$21	$234	$369

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$0	$2

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5	$0	$5

	$0	$0	$2	$5	$0	$7

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(265)	$0	$0	$(265)
Written Options	0	0	36	0	0	36
Futures	0	0	(138)	0	0	(138)
Swap Agreements	0	(5)	0	0	0	(5)

	$0	$(5)	$(367)	$0	$0	$(372)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(32)	$0	$(32)
Swap Agreements	0	(13)	0	0	0	(13)

	$0	$(13)	$0	$(32)	$0	$(45)

	$0	$(18)	$(367)	$(32)	$0	$(417)

88	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(54)	$0	$67	$0	$0	$13
Written Options	0	0	(27)	0	0	(27)
Futures	(33)	0	59	0	0	26
Swap Agreements	0	(9)	0	0	0	(9)

	$(87)	$(9)	$99	$0	$0	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3
Purchased Options	0	0	0	0	6	6
Swap Agreements	0	12	0	0	0	12

	$0	$12	$0	$3	$6	$21

	$(87)	$3	$99	$3	$6	$24

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Exchange-Traded Funds	$4,266	$0	$0	$4,266
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	258	0	258
U.S. Treasury Bills	0	130	0	130
	$4,266	$388	$0	$4,654

Investments in Affiliates, at Value
Mutual Funds	$31,293	$0	$0	$31,293
Exchange-Traded Funds	195	0	0	195
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,315	0	0	1,315
	$32,803	$0	$0	$32,803

Total Investments	$37,069	$388	$0	$37,457

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$41	$72	$0	$113
Over the counter	0	256	0	256
	$41	$328	$0	$369

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	0	0	(2)
Over the counter	0	(5)	0	(5)
	$(2)	$(5)	$0	$(7)

Totals	$37,108	$711	$0	$37,819

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	89

Schedule of Investments PIMCO RealRetirement® 2050 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES (a) 12.6%

EXCHANGE-TRADED FUNDS 11.6%
iShares China Large Cap Index Fund	85,100	$3,156
Vanguard FTSE Emerging Markets ETF	31,500	1,264
Vanguard REIT ETF	41,850	2,769

Total Exchange-Traded Funds (Cost $7,118)		7,189

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	21	0

Total Exchange-Traded Notes (Cost $16)		7,189

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (b) 0.8%
		502

U.S. TREASURY BILLS 0.2%
0.112% due 05/01/2014	$150	150

Total Short-Term Instruments (Cost $652)		652

Total Investments in Securities (Cost $7,786)		7,841

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES (a) 86.7%

MUTUAL FUNDS (a) 84.1%
PIMCO CommoditiesPLUS® Strategy Fund	774,104	$8,314
PIMCO Emerging Markets Bond Fund	135,023	1,515
PIMCO EqS® Dividend Fund	154,427	1,878
PIMCO EqS Pathfinder Fund®	152,285	1,765
PIMCO High Yield Fund	60,441	572
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	987,649	7,674
PIMCO Long-Term U.S. Government Fund	206,922	2,022
PIMCO Mortgage Opportunities Fund	19,647	215
PIMCO RealEstateRealReturn Strategy Fund	1,175,396	4,913
PIMCO Small Cap StocksPLUS® AR Strategy Fund	663,810	6,618
PIMCO StocksPLUS® Fund	1,599,456	15,515
PIMCO Total Return Fund	84,216	911

Total Mutual Funds (Cost $49,042)		51,912

EXCHANGE-TRADED FUNDS 0.5%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	4,720	284

Total Exchange-Traded Funds (Cost $330)		284

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio	131,246	$1,313
PIMCO Short-Term Floating NAV Portfolio III	611	6

Total Short-Term Instruments (Cost $1,319)		1,319

Total Investments in Affiliates (Cost $50,691)		53,515

Total Investments 99.3% (Cost $58,477)		$61,356

Financial Derivative Instruments (c)(d) 1.0% (Cost or Premiums, net $753)		592

Other Assets and Liabilities, net (0.3%)		(184)

Net Assets 100.0%		$61,764

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$502	Fannie Mae 2.200% due 10/17/2022	$(516)	$502	$502

Total Repurchase Agreements						$(516)	$502	$502

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$502	$0	$0	$0	$502		$(516)		$(14)

Total Borrowings and Other Financing Transactions	$502	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

90	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	50	$139	$48

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	35	$205	$114

Total Purchased Options				$344	$162

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	41	$(3)	$0	$(3)
Gold 100 oz. December Futures	Short	12/2013	16	(53)	19	0

Total Futures Contracts				$(56)	$19	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR 260	$(23)	$(11)	$2	$0

Total Swap Agreements				$(23)	$(11)	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

Cash of $151 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$162	$19	$2	$183	$0		$(3)	$0	$ (3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	91

Schedule of Investments PIMCO RealRetirement® 2050 Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
Counterparty								Asset	Liability
BOA	10/2013	$		292		JPY	28,901	$2	$0

CBK	12/2013		EUR	719	$		954	0	(19)

DUB	10/2013		AUD	261			233	0	(11)

FBF	11/2013	$		773		BRL	1,794	31	0

HUS	11/2013		AUD	261	$		243	0	0

RYL	12/2013	$		201		GBP	129	7	0

Total Forward Foreign Currency Contracts								$40	$(30)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,900	$50	$58

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	1

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	115	121

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,500	74	70
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,600	153	151

								$392	$402

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	280	$14	$1

Total Purchased Options						$406	$403

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	25	$(39)
Sales	19	(16)
Closing Buys	0	0
Expirations	(44)	55
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 200	$(3)	$4	$1	$0

92	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$ 230	$1	$(6)	$0	$(5)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	25	1	0	1	0

DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	30	0	(1)	0	(1)

FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049	45	2	(1)	1	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	25	1	0	1	0

GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	40	(1)	0	0	(1)

MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR 200	2	0	2	0

						$6	$(8)	$5	$(7)

Total Swap Agreements						$3	$(4)	$6	$(7)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$2	$58	$1	$61	$0	$0	$(5)	$(5)	$56	$0	$56
CBK	0	0	1	1	(19)	0	0	(19)	(18)	0	(18)
DUB	0	1	0	1	(11)	0	(1)	(12)	(11)	0	(11)
FBF	31	0	2	33	0	0	0	0	33	0	33
GLM	0	1	0	1	0	0	0	0	1	0	1
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
JPM	0	121	0	121	0	0	0	0	121	0	121
MYC	0	222	2	224	0	0	0	0	224	(260)	(36)
RYL	7	0	0	7	0	0	0	0	7	0	7

Total Over the Counter	$40	$403	$6	$449	$(30)	$0	$(7)	$(37)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	93

Schedule of Investments PIMCO RealRetirement® 2050 Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$48	$0	$114	$0	$0	$162
Futures	19	0	0	0	0	19
Swap Agreements	0	2	0	0	0	2

	$67	$2	$114	$0	$0	$183

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$40	$0	$40
Purchased Options	0	0	0	1	402	403
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$41	$402	$449

	$67	$8	$114	$41	$402	$632

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$3	$0	$0	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30	$0	$30
Swap Agreements	0	7	0	0	0	7

	$0	$7	$0	$30	$0	$37

	$0	$7	$3	$30	$0	$40

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(391)	$0	$0	$(391)
Written Options	0	0	56	0	0	56
Futures	0	0	(190)	0	0	(190)
Swap Agreements	0	(8)	0	0	0	(8)

	$0	$(8)	$(525)	$0	$0	$(533)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(77)	$0	$(77)
Purchased Options	0	0	0	0	(15)	(15)
Swap Agreements	0	(20)	0	0	0	(20)

	$0	$(20)	$0	$(77)	$(15)	$(112)

	$0	$(28)	$(525)	$(77)	$(15)	$(645)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(90)	$0	$87	$0	$0	$(3)
Written Options	0	0	(38)	0	0	(38)
Futures	(53)	0	82	0	0	29
Swap Agreements	0	(11)	0	0	0	(11)

	$(143)	$(11)	$131	$0	$0	$(23)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3)	$0	$(3)
Purchased Options	0	0	0	(2)	31	29
Swap Agreements	0	14	0	0	0	14

	$0	$14	$0	$(5)	$31	$40

	$(143)	$3	$131	$(5)	$31	$17

94	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Exchange-Traded Funds	$7,189	$0	$0	$7,189
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	502	0	502
U.S. Treasury Bills	0	150	0	150
	$7,189	$652	$0	$7,841

Investments in Affiliates, at Value
Mutual Funds	$51,912	$0	$0	$51,912
Exchange-Traded Funds	284	0	0	284
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,319	0	0	1,319
	$53,515	$0	$0	$53,515

Total Investments	$60,704	$652	$0	$61,356

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$67	$116	$0	$183
Over the counter	0	449	0	449
	$67	$565	$0	$632

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	0	0	(3)
Over the counter	0	(37)	0	(37)
	$(3)	$(37)	$0	$(40)

Totals	$60,768	$1,180	$0	$61,948

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	95

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 8.5%

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Notes
1.750% due 05/15/2023	$3,500	$3,245

Total U.S. Treasury Obligations (Cost $3,241)		3,245

	SHARES
EXCHANGE-TRADED FUNDS 3.0%
iShares China Large Cap Index Fund	34,400	1,275
Vanguard REIT ETF	8,660	573

Total Exchange-Traded Funds (Cost $1,825)		1,848

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	31	0

Total Exchange-Traded Notes (Cost $25)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (b) 0.2%
		128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.112% due 05/01/2014 (d)	$43	$43

Total Short-Term Instruments (Cost $171)		171

Total Investments in Securities (Cost $5,262)		5,264

	SHARES
INVESTMENTS IN AFFILIATES 90.8%

MUTUAL FUNDS (a) 88.2%
PIMCO CommoditiesPLUS® Strategy Fund	202,227	2,172
PIMCO Emerging Markets Bond Fund	408,014	4,578
PIMCO EqS® Dividend Fund	155,585	1,892
PIMCO EqS Pathfinder Fund®	70,395	816
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	346,236	3,656
PIMCO Global Advantage® Strategy Bond Fund	228,471	2,563
PIMCO High Yield Fund	369,954	3,504
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	306,786	2,384
PIMCO Mortgage Opportunities Fund	24,170	264
PIMCO Real Return Fund	822,517	9,294
PIMCO RealEstateRealReturn Strategy Fund	229,514	959

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Fund	129,189	$1,273
PIMCO Small Cap StocksPLUS® AR Strategy Fund	171,998	1,715
PIMCO StocksPLUS® Fund	564,384	5,475
PIMCO Total Return Fund	1,282,795	13,880

Total Mutual Funds (Cost $54,106)		54,425

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio	162,378	1,625
PIMCO Short-Term Floating NAV Portfolio III	120	1

Total Short-Term Instruments (Cost $1,626)		1,626

Total Investments in Affiliates (Cost $55,732)		56,051

Total Investments 99.3% (Cost $60,994)		$61,315

Financial Derivative Instruments (c)(e) 0.8% (Cost or Premiums, net $516)		481

Other Assets and Liabilities, net (0.1%)		(75)

Net Assets 100.0%		$61,721

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$128	Fannie Mae 2.200% due 10/17/2022	$(131)	$128	$128

Total Repurchase Agreements						$(131)	$128	$128

(1)	Includes accrued interest.

The average amount of borrowings while outstanding during the period ended September 30, 2013 was $522 at a weighted average interest rate of (0.060%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)		Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$128	$0	$0	$0	$128		$(131)		$(3)

Total Borrowings and Other Financing Transactions	$128	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

96	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	14	$39	$14

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,625.000	12/31/2013	10	$58	$32

Total Purchased Options				$97	$46

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Short	12/2013	19	$37	$17	$0
Gold 100 oz. December Futures	Short	12/2013	4	(13)	5	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	12	33	1	0

Total Futures Contracts				$57	$23	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 310	$(28)	$(13)	$2	$0

Total Swap Agreements					$(28)	$(13)	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(d)	Securities with an aggregate market value of $43 and cash of $169 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$46	$23	$2	$71	$0	$0	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	97

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2013	$		98	JPY	9,732	$1	$0

CBK	12/2013		EUR	939	$	1,246	0	(25)

DUB	10/2013		AUD	210		187	0	(9)

FBF	11/2013	$		817	BRL	1,897	32	0

HUS	11/2013		AUD	210	$	196	0	0
	12/2013		EUR	2		3	0	0
RYL	12/2013	$		202	GBP	129	7	0

Total Forward Foreign Currency Contracts							$40	$(34)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,800	$49	$56

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,200	0	1

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	115	122

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015		1,400	0	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,600	76	72
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,600	153	151

								$393	$403

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	410	$20	$1

Total Purchased Options						$413	$404

AS OF SEPTEMBER 30, 2013, THERE WERE NO OPEN WRITTEN OPTIONS. TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Premiums
Balance at 03/31/2013	10	$(21)
Sales	19	(16)
Closing Buys	0	0
Expirations	(29)	37
Exercised	0	0

Balance at 09/30/2013	0	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%	$ 200	$(4)	$5	$1	$0

98	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$ 260	$2	$(8)	$0	$(6)
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	25	2	(1)	1	0

DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	40	0	(1)	0	(1)

FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049	40	2	(1)	1	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	25	1	0	1	0

GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	60	(1)	0	0	(1)

MYC	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR 400	4	0	4	0

						$10	$(11)	$7	$(8)

Total Swap Agreements						$6	$(6)	$8	$(8)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$1	$56	$1	$58	$0	$0	$(6)	$(6)	$52	$0	$52
CBK	0	0	1	1	(25)	0	0	(25)	(24)	0	(24)
DUB	0	1	0	1	(9)	0	(1)	(10)	(9)	0	(9)
FBF	32	0	2	34	0	0	0	0	34	0	34
GLM	0	1	0	1	0	0	0	0	1	0	1
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
JPM	0	122	0	122	0	0	0	0	122	0	122
MYC	0	224	4	228	0	0	0	0	228	(260)	(32)
RYL	7	0	0	7	0	0	0	0	7	0	7

Total Over the Counter	$40	$404	$8	$452	$(34)	$0	$(8)	$(42)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	99

Schedule of Investments PIMCO RealRetirement® Income and Distribution Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$14	$0	$32	$0	$0	$46
Futures	5	0	17	0	1	23
Swap Agreements	0	2	0	0	0	2

	$19	$2	$49	$0	$1	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$40	$0	$40
Purchased Options	0	0	0	1	403	404
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$41	$403	$452

	$19	$10	$49	$41	$404	$523

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34	$0	$34
Swap Agreements	0	8	0	0	0	8

	$0	$8	$0	$34	$0	$42

	$0	$8	$0	$34	$0	$42

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(144)	$0	$0	$(144)
Written Options	0	0	37	0	0	37
Futures	0	0	(127)	0	(6)	(133)
Swap Agreements	0	(9)	0	0	0	(9)

	$0	$(9)	$(234)	$0	$(6)	$(249)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(70)	$0	$(70)
Purchased Options	0	0	0	0	(21)	(21)
Swap Agreements	0	(24)	0	0	0	(24)

	$0	$(24)	$0	$(70)	$(21)	$(115)

	$0	$(33)	$(234)	$(70)	$(27)	$(364)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(25)	$0	$48	$0	$0	$23
Written Options	0	0	(21)	0	0	(21)
Futures	(13)	0	65	0	33	85
Swap Agreements	0	(13)	0	0	0	(13)

	$(38)	$(13)	$92	$0	$33	$74

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24)	$0	$(24)
Purchased Options	0	0	0	(3)	41	38
Swap Agreements	0	15	0	0	0	15

	$0	$15	$0	$(27)	$41	$29

	$(38)	$2	$92	$(27)	$74	$103

100	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$3,245	$0	$3,245
Exchange-Traded Funds	1,848	0	0	1,848
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	128	0	128
U.S. Treasury Bills	0	43	0	43
	$1,848	$3,416	$0	$5,264

Investments in Affiliates, at Value
Mutual Funds	$54,425	$0	$0	$54,425
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,626	0	0	1,626
	$56,051	$0	$0	$56,051

Total Investments	$57,899	$3,416	$0	$61,315

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$37	$34	$0	$71
Over the counter	0	452	0	452
	$37	$486	$0	$523

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	(42)	0	(42)
	$0	$(42)	$0	$(42)

Totals	$57,936	$3,860	$0	$61,796

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	101

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 47.9%

BANK LOAN OBLIGATIONS 1.3%
Dell, Inc.
5.000% due 11/06/2013		$22,100	$22,083
H.J. Heinz Co.
3.500% due 06/05/2020		18,155	18,247

Total Bank Loan Obligations (Cost $40,100)			40,330

CORPORATE BONDS & NOTES 1.7%

BANKING & FINANCE 0.9%
Banco Santander Brasil S.A.
2.352% due 03/18/2014		7,200	7,193
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,807
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		182	198
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	1,800	2,435
5.400% due 12/01/2015		$682	709
5.750% due 09/15/2016		200	207
WM Covered Bond Program
4.375% due 09/16/2014	EUR	5,300	7,350

			27,899

INDUSTRIALS 0.6%
Ecopetrol S.A.
5.875% due 09/18/2023		$2,300	2,398
7.375% due 09/18/2043		1,300	1,411
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,487
New York Times Co.
5.000% due 03/15/2015		6,000	6,262
UST LLC
5.750% due 03/01/2018		1,000	1,147

			19,705

UTILITIES 0.2%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	5,571

Total Corporate Bonds & Notes (Cost $51,529)			53,175

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.4%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$6,030	7,630
7.500% due 04/01/2034		1,000	1,270
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		1,900	2,486
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2030		405	422

Total Municipal Bonds & Notes (Cost $13,121)			11,808

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.729% due 09/25/2041		10,544	10,663
2.440% due 08/01/2022		393	376
2.850% due 06/01/2022		600	604
2.920% due 06/01/2022		1,900	1,859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 01/01/2022	$1,286	$1,287
4.000% due 10/01/2040	18	19
Freddie Mac
0.732% due 07/15/2041	3,125	3,136

Total U.S. Government Agencies (Cost $18,016)		17,944

U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (h)(j)	36,830	30,253
0.750% due 02/15/2042 (h)(j)	181,809	155,915
U.S. Treasury Notes
0.125% due 12/31/2013	13,500	13,503
0.125% due 07/31/2014	100	100
0.250% due 01/31/2014	4,200	4,203
0.250% due 02/28/2014	4,600	4,604
0.250% due 03/31/2014	12,483	12,496
0.250% due 04/30/2014	4,700	4,705
0.250% due 05/31/2014	3,000	3,003
0.250% due 06/30/2014	200	200
0.250% due 08/31/2014	1,100	1,101
0.250% due 09/15/2014	2,700	2,704
0.250% due 09/30/2014	100	100
0.625% due 07/15/2014	400	402
0.750% due 12/15/2013	1,544	1,546
0.750% due 06/15/2014	600	602
1.000% due 01/15/2014	2,000	2,006
1.000% due 05/15/2014	600	604
1.250% due 02/15/2014	4,267	4,286
1.250% due 03/15/2014	7,033	7,071
1.250% due 04/15/2014	400	403
1.875% due 02/28/2014	500	504
1.875% due 04/30/2014	100	101
2.000% due 02/15/2023 (e)(h)(j)	442,900	422,053
2.250% due 05/31/2014	1,100	1,116

Total U.S. Treasury Obligations (Cost $723,604)		673,581

MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Large Loan Trust
2.482% due 11/15/2015	9,807	9,826
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	318	319
2.320% due 08/25/2035	109	110
2.604% due 08/25/2033	350	354
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	600	678
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035	950	918
Countrywide Alternative Loan Trust
0.510% due 11/20/2035	1,847	1,376
1.153% due 02/25/2036	362	291
Countrywide Home Loan Mortgage Pass-Through Trust
0.499% due 03/25/2035	227	182
2.607% due 09/20/2036 ^	242	164
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,140	1,278
Merrill Lynch Floating Trust
0.720% due 07/09/2021	2,297	2,294
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	645	506
Structured Adjustable Rate Mortgage Loan Trust
2.548% due 01/25/2035	67	61
Structured Asset Mortgage Investments Trust
0.431% due 07/19/2035	124	116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates
0.853% due 02/25/2047		$395	$313
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 09/25/2036		2,730	2,470
2.642% due 03/25/2036		1,138	1,138

Total Mortgage-Backed Securities (Cost $21,079)			22,394

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		28	28
7.001% due 09/20/2022		1,300	1,313
Galaxy CLO Ltd.
0.526% due 10/20/2017		76	76
Mid-State Trust
8.330% due 04/01/2030		330	348
SLC Student Loan Trust
4.750% due 06/15/2033		1,354	1,258
SLM Student Loan Trust
0.454% due 12/17/2018		49	49
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,012	1,350

Total Asset-Backed Securities (Cost $4,306)			4,422

SOVEREIGN ISSUES 10.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	680,700	215,665
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		6,700	7,215
6.000% due 08/15/2040		6,500	6,887
6.000% due 08/15/2050		14,629	15,321
10.000% due 01/01/2014		13,868	6,271
10.000% due 01/01/2017		111,351	48,666
10.000% due 01/01/2021		2,069	867
10.000% due 01/01/2023		2,071	853
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	2,900	4,240
Mexico Government International Bond
4.500% due 11/22/2035 (b)	MXN	63,004	5,660
New Zealand Government Bond
5.500% due 04/15/2023	NZD	650	579
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		9,450	7,427

Total Sovereign Issues (Cost $363,136)			319,651

		SHARES
EXCHANGE-TRADED FUNDS 10.8%
iShares China Large Cap Index Fund		3,457,332	128,198
iShares Nasdaq Biotechnology Index Fund		282,380	59,187
SPDR Gold Trust		539,019	69,086
Vanguard FTSE Emerging Markets ETF		2,192,916	87,958

Total Exchange-Traded Funds (Cost $348,320)			344,429

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN		6,721	102

Total Exchange-Traded Notes (Cost $5,203)			102

102	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
0.000% due 03/27/2014	$11,400	$11,328

REPURCHASE AGREEMENTS (d) 0.2%
		7,420

SHORT-TERM NOTES 0.3%
Fannie Mae
0.142% due 11/01/2013	4,700	4,699
Federal Home Loan Bank
0.046% due 10/02/2013	1,100	1,100
0.076% due 03/28/2014	3,300	3,300
0.183% due 05/01/2014	300	300
Freddie Mac
0.096% due 10/28/2013	600	600
0.162% due 02/04/2014	300	300

		10,299

U.S. TREASURY BILLS 0.3%
0.070% due 01/09/2014 - 07/24/2014 (a)(j)	9,802	9,801

Total Short-Term Instruments (Cost $38,845)		38,848

Total Investments in Securities (Cost $1,627,259)		1,526,684

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 59.4%

MUTUAL FUNDS (c) 55.8%
PIMCO Emerging Local Bond Fund	13,898,324	$133,841
PIMCO Emerging Markets Corporate Bond Fund	6,362,357	72,467
PIMCO EqS® Dividend Fund	19,062,221	231,797
PIMCO EqS® Emerging Markets Fund	22,993,096	197,511
PIMCO EqS Pathfinder Fund®	18,627,612	215,894
PIMCO Income Fund	39,801,412	487,965
PIMCO Investment Grade Corporate Bond Fund	4,763,804	50,306
PIMCO RealEstateRealReturn Strategy Fund	3,091,480	12,923
PIMCO StocksPLUS® Fund	5,617,439	54,489
PIMCO Total Return Fund	5,252,784	56,835
PIMCO Unconstrained Bond Fund	23,699,287	266,380

Total Mutual Funds (Cost $1,709,758)		1,780,408

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio	11,476,602	$114,846

Total Short-Term Instruments (Cost $114,846)		114,846

Total Investments in Affiliates (Cost $1,824,604)		1,895,254

Total Investments 107.3% (Cost $3,451,863)		$3,421,938

Financial Derivative Instruments (f)(i) 0.7% (Cost or Premiums, net $91,125)		22,064

Other Assets and Liabilities, net (8.0%)		(255,687)

Net Assets 100.0%		$3,188,315

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$5,600	U.S. Treasury Notes 0.250% due 09/30/2015	$(5,714)	$5,600	$5,600
SAL	0.110%	09/30/2013	10/01/2013	400	U.S. Treasury Notes 0.625% due 08/31/2017	(409)	400	400
SSB	0.000%	09/30/2013	10/01/2013	1,420	Fannie Mae 2.200% due 10/17/2022	(1,455)	1,420	1,420

Total Repurchase Agreements						$(7,578)	$7,420	$7,420

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.100%	09/19/2013	10/03/2013	$(155,423)	$(155,428)

Total Reverse Repurchase Agreements					$(155,428)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	103

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	09/26/2013	10/09/2013	$(12,026)	$(12,032)
	0.120%	09/27/2013	10/09/2013	(23,919)	(23,931)
	0.130%	09/24/2013	10/09/2013	(21,325)	(21,336)
	0.150%	09/18/2013	10/08/2013	(11,570)	(11,576)
	0.150%	09/25/2013	10/09/2013	(14,084)	(14,090)
BPG	0.180%	09/23/2013	10/08/2013	(10,202)	(10,206)
FOB	0.090%	10/01/2013	10/17/2013	(7,263)	(7,270)
GSC	0.120%	09/30/2013	10/09/2013	(7,741)	(7,744)
	0.150%	09/18/2013	10/08/2013	(280)	(280)

Total Sale-Buyback Transactions					$(108,465)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $846,586 at a weighted average interest rate of 0.067%.
(3)	Payable for sale-buyback transactions includes $48 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	10/01/2043	$1,000	$(990)	$(1,019)

Total Short Sales				$(990)	$(1,019)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $264,130 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
PIMCO Global Multi-Asset Fund
Global/Master Repurchase Agreement
BOM	$0	$(155,428)	$0	$0	$(155,428)	$155,306	$(122)
BOS	5,600	0	0	0	5,600	(5,714)	(114)
SSB	884	0	0	0	884	(906)	(22)

Master Securities Forward Transactions Agreement
BCY	0	0	(82,965)	0	(82,965)	82,976	11
BPG	0	0	(10,206)	0	(10,206)	10,292	86
FOB	0	0	(7,270)	0	(7,270)	7,242	(28)
GSC	0	0	(8,024)	0	(8,024)	8,005	(19)

PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
SAL	400	0	0	0	400	(409)	(9)
SSB	536	0	0	0	536	(549)	(13)

Master Securities Forward Transactions Agreement
MSC	0	0	0	(1,019)	(1,019)	0	(1,019)

Total Borrowings and Other Financing Transactions	$7,420	$(155,428)	$(108,465)	$(1,019)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

104	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call-CBOE iShares MSCI Emerging Markets Index Fund	$38.000	12/21/2013	53,819	$11,681	$19,239
Put-CBOE iShares MSCI Emerging Markets Index Fund	38.000	12/21/2013	53,819	12,572	4,790
Put-CBOE iShares Russell 2000 Index Fund	60.000	12/31/2013	37,250	2,346	59

				$26,599	$24,088

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put-CBOE S&P 500 Index	1,050.000	12/21/2013	8,450	$5,302	$172
Put-CBOE S&P 500 Index	1,625.000	12/31/2013	1,433	8,377	4,649

				$13,679	$4,821

Total Purchased Options				$40,278	$28,909

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	872	$(1,481)	$0	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	270	(276)	8	0
90-Day Eurodollar December Futures	Long	12/2015	3,811	1,372	191	0
90-Day Eurodollar March Futures	Long	03/2014	32	13	0	0
90-Day Eurodollar March Futures	Long	03/2016	60	13	3	0
Arabica Coffee December Futures	Short	12/2013	158	217	0	0
Corn December Futures	Short	12/2013	144	196	90	0
E-mini S&P 500 Index December Futures	Long	12/2013	2,343	(1,781)	0	(1,418)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	31	34	26	0
Euro-OAT France Government Bond December Futures	Short	12/2013	932	(3,237)	0	(542)
Gold 100 oz. December Futures	Short	12/2013	15	(38)	18	0
IBEX 35 Index October Futures	Long	10/2013	758	2,205	0	(733)
Japan Government 10-Year Bond December Futures	Long	12/2013	64	775	78	(13)
Lean Hogs October Futures	Long	10/2013	453	1,002	0	(172)
Natural Gas November Futures	Short	10/2013	37	7	11	0
OMX Stockholm 30 Index October Futures	Long	10/2013	2,573	(565)	0	(621)
Platinum January Futures	Short	01/2014	26	14	9	0
Russell 2000 Mini Index December Futures	Short	12/2013	2,192	(4,634)	66	0
Silver December Futures	Short	12/2013	12	2	7	0
Soybean November Futures	Long	11/2013	141	(418)	0	(261)
U.S. Treasury 5-Year Note December Futures	Short	12/2013	5,191	(8,281)	0	(365)
U.S. Treasury 10-Year Note December Futures	Long	12/2013	374	683	18	0
U.S. Treasury Long Bond December Futures	Long	12/2013	24	7	0	(2)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2013	755	1,120	465	(37)
Volatility S&P 500 Index November Futures	Short	11/2013	57	(37)	0	(31)
Volatility S&P 500 Index October Futures	Short	10/2013	109	(38)	0	(76)

Total Futures Contracts				$(13,126)	$990	$(4,271)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 38,400	$(3,463)	$(1,654)	$237	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	105

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month AUD-BBR-BBSW	3.250%	09/11/2015	AUD	154,900	$389	$342	$83	$0
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$	86,700	(438)	(138)	1	0
Receive	3-Month USD-LIBOR	1.200%	07/15/2015		6,100	(98)	(54)	0	(1)
Receive	3-Month USD-LIBOR	1.000%	06/19/2018		33,200	601	537	0	(15)
Receive	3-Month USD-LIBOR	1.250%	09/18/2018		16,400	216	(224)	0	(8)
Pay	3-Month USD-LIBOR	2.500%	12/18/2020		588,300	8,482	2,468	342	0
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		900,600	(40,740)	(30,427)	132	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		102,950	6,135	7,519	0	(61)
Pay	3-Month USD-LIBOR	2.400%	09/05/2023		24,400	(1,106)	(930)	0	(336)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		177,150	(2,257)	(4,462)	0	(111)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		64,050	6,768	6,008	0	(18)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		207,500	7,907	1,188	23	0
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		77,350	6,691	2,757	10	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	266,500	(1,912)	(3,232)	505	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		663,000	2,331	(1,320)	1,264	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		207,800	(11,770)	(10,256)	809	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		193,400	(7,343)	(8,423)	760	0
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		7,500	(159)	(159)	30	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		46,980	(907)	(925)	186	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		53,400	(34)	(428)	213	0
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		18,100	(525)	(565)	79	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		47,400	(462)	(804)	210	0
Receive	6-Month EUR-EURIBOR	3.000%	09/18/2023	EUR	401,900	205	1,736	0	(1,204)
Receive	6-Month GBP-LIBOR	3.500%	03/19/2044	GBP	27,600	(1,057)	(858)	0	(278)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	39,320,000	(5,631)	3,174	0	(412)

						$(34,714)	$(37,476)	$4,647	$(2,444)

Total Swap Agreements						$(38,177)	$(39,130)	$4,884	$(2,444)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Cash of $1 has been pledged as collateral as of September 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $95,644 and cash of $40,492 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO Global Multi-Asset Fund	$28,909	$855	$4,884	$34,648	$0	$(3,838)	$(2,444)	$(6,282)
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)	0	135	0	135	0	(433)	0	(433)

Total Exchange-Traded or Centrally Cleared	$28,909	$990	$4,884	$34,783	$0	$ (4,271)	$(2,444)	$(6,715)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	33,243	$		30,725	$32	$(320)
	10/2013		BRL	27,390			11,942	0	(416)
	10/2013		RUB	2,604,819			80,001	0	(324)
	10/2013	$		8,248		AUD	9,251	383	0
	10/2013			13,033		BRL	29,144	116	0
	10/2013			1,600		CAD	1,651	2	0
	10/2013			1,100		MXN	14,484	8	(3)
	10/2013			1,414		PEN	3,911	0	(10)
	10/2013			1,939		TRY	3,842	0	(40)
	10/2013			10,000		ZAR	100,106	0	(40)
	10/2013		ZAR	664,519		$	66,966	847	0
	11/2013		BRL	15,550			7,005	44	0
	01/2014			19,640			8,347	0	(333)

106	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2014	PEN	3,911	$		1,386	$12	$0

BPS	10/2013	BRL	7,012			3,039	0	(125)
	10/2013	GBP	1,250			2,006	0	(17)
	10/2013	PEN	7,928			3,069	223	0
	10/2013	$	3,145		BRL	7,012	19	0
	10/2013		18,988		THB	611,220	535	0
	11/2013	NOK	12,375		$	2,098	44	0
	11/2013	$	963		SEK	6,315	19	0
	01/2014	THB	611,220		$	18,894	0	(528)

BRC	10/2013	BRL	128,126			54,930	0	(2,881)
	10/2013	EUR	1,500			1,990	0	(39)
	10/2013	GBP	1,050			1,636	0	(64)
	10/2013	INR	2,153,374			34,224	0	(1)
	10/2013	THB	1,108,555			35,821	414	0
	10/2013	$	13,570		AUD	14,498	0	(45)
	10/2013		57,714		BRL	128,126	96	0
	10/2013		12,314		JPY	1,204,600	0	(58)
	10/2013		3,700		NOK	22,408	24	0
	10/2013		8,773		PHP	382,498	23	0
	10/2013		800		RUB	26,638	21	0
	10/2013		11,706		TWD	348,206	75	0
	10/2013		7,736		ZAR	79,611	185	0
	10/2013	ZAR	235,562		$	23,456	18	0
	11/2013	BRL	128,126			57,306	0	(54)
	11/2013	CHF	9,618			10,312	0	(326)
	11/2013	DKK	16,250			2,902	0	(46)
	11/2013	HUF	669,326			2,958	0	(78)
	11/2013	$	2,241		AUD	2,400	0	(8)
	11/2013		8,374		CHF	7,625	60	0
	11/2013		20,328		CNY	127,375	372	0
	11/2013		26		SEK	170	0	0
	12/2013	EUR	57,404		$	76,463	0	(1,211)
	12/2013	MXN	269,782			20,451	0	(33)
	01/2014	PHP	382,498			8,768	0	(53)
	01/2014	TWD	348,206			11,756	0	(73)

CBK	10/2013	BRL	98,002			43,947	0	(272)
	10/2013	JPY	619,945			6,300	0	(7)
	10/2013	MYR	58,998			17,800	0	(285)
	10/2013	RUB	420,826			13,219	242	0
	10/2013	TWD	1,473,936			49,312	0	(559)
	10/2013	$	22,022		AUD	23,575	81	(110)
	10/2013		40,856		BRL	98,002	3,363	0
	10/2013		1,300		CAD	1,370	30	0
	10/2013		84,288		HKD	653,473	0	(31)
	10/2013		13,260		MYR	43,897	196	0
	10/2013		23,288		RUB	778,422	716	0
	10/2013		3,970		THB	123,943	0	(11)
	10/2013		85,011		TWD	2,537,707	854	0
	11/2013	CNY	12,470		$	1,974	0	(53)
	11/2013	$	1,401		SEK	9,210	35	(4)

DUB	10/2013	AUD	47,628		$	42,634	17	(1,815)
	10/2013	EUR	1,500			2,023	0	(6)
	10/2013	GBP	1,250			2,008	0	(15)
	10/2013	HKD	2,253,804			290,678	78	0
	10/2013	JPY	5,441,579			54,807	0	(557)
	10/2013	MYR	84,606			26,394	459	0
	10/2013	$	750		BRL	1,754	40	0
	10/2013		2,400		NOK	14,196	0	(41)
	10/2013		11,598		RUB	372,441	0	(116)
	11/2013	CNY	15,746		$	2,494	0	(65)
	11/2013	CZK	92,581			4,730	0	(147)
	11/2013	PLN	114,998			35,771	0	(961)
	11/2013	SGD	2,765			2,170	0	(35)
	11/2013	$	4,021		AUD	4,300	0	(18)
	11/2013		25,390		CHF	23,125	190	0
	12/2013	CAD	20,086		$	19,561	101	0
	09/2015	$	7,010		CNY	42,600	0	(212)

FBF	10/2013	BRL	181,420		$	78,665	0	(3,193)
	10/2013	COP	19,554,971			10,457	218	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	107

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013		MYR	42,332	$		12,768	$0	$(209)
	10/2013		PEN	22,839			8,840	642	0
	10/2013		TRY	62,195			33,684	2,939	0
	10/2013		$	82,091		BRL	181,420	0	(233)
	10/2013			1,550		CAD	1,604	7	0
	10/2013			45,742		CNY	290,507	1,629	0
	10/2013			10,183		IDR	115,577,317	0	(235)
	10/2013			21,337		INR	1,348,520	95	0
	10/2013			62,311		MYR	200,000	0	(1,003)
	10/2013			7,092		PEN	19,695	0	(22)
	10/2013			800		RUB	26,030	0	0
	11/2013		BRL	335,011		$	144,289	0	(5,691)
	11/2013		$	5,522		CAD	5,700	6	0
	11/2013			2,924		MXN	38,000	0	(32)
	12/2013		MXN	262,932		$	19,916	0	(48)
	12/2013		$	3,431		EUR	2,578	57	0
	01/2014		BRL	181,420		$	80,470	289	0
	01/2014		IDR	115,577,317			9,878	201	0
	01/2014		INR	1,348,520			20,814	0	(53)
	04/2014		PEN	19,695			6,946	27	0

GLM	10/2013		BRL	3,995			1,744	0	(59)
	10/2013		CNY	120,811			19,141	0	(558)
	10/2013		GBP	1,250			2,008	0	(15)
	10/2013		JPY	699,600			7,090	11	(39)
	10/2013		RUB	731,994			22,053	0	(519)
	10/2013		$	1,792		BRL	3,995	11	0
	10/2013			10,215		IDR	115,577,318	0	(267)
	10/2013			300		MXN	4,030	8	0
	10/2013			16,662		RUB	560,176	612	0
	11/2013		AUD	4,300		$	4,009	7	0
	12/2013		CLP	2,679,679			5,155	0	(105)
	12/2013		IDR	115,577,318			10,033	246	0
	04/2014	$		7,695		PEN	21,869	0	(12)

HUS	10/2013		BRL	18,623		$	8,152	0	(251)
	10/2013		CNY	650,000			103,011	0	(2,980)
	10/2013		EUR	1,500			2,023	0	(6)
	10/2013		GBP	1,250			2,006	0	(17)
	10/2013		JPY	197,252			2,000	0	(7)
	10/2013		MYR	57,001			17,200	0	(273)
	10/2013		NZD	25,570			19,797	0	(1,440)
	10/2013		$	6,106		AUD	6,502	0	(43)
	10/2013			9,301		BRL	20,738	52	0
	10/2013			90,270		HKD	700,000	0	(14)
	10/2013			4,568		JPY	449,900	14	(5)
	10/2013			400		MXN	5,103	0	(11)
	10/2013			1,300		NOK	7,920	17	0
	10/2013			25,094		RUB	846,017	1,002	(12)
	10/2013			9,554		TRY	18,649	0	(335)
	10/2013			10,894		ZAR	111,290	192	(13)
	11/2013		NZD	13,765		$	11,370	0	(37)
	11/2013		$	15,801		PLN	50,372	289	0
	11/2013			306		SEK	1,995	4	0
	12/2013		CLP	3,546,438		$	6,791	0	(171)
	12/2013		$	13,183		CAD	13,600	0	(7)
	12/2013			16,184		EUR	11,983	30	0
	12/2013			38,152		GBP	23,751	279	0
	01/2014		HKD	700,000		$	90,286	13	0

JPM	10/2013		BRL	84,139			34,658	0	(3,306)
	10/2013		HKD	1,756,348			226,534	75	0
	10/2013		THB	450,366			14,352	0	(33)
	10/2013		$	23,269		AUD	25,226	263	(3)
	10/2013			38,889		BRL	86,254	132	(107)
	10/2013			20,459		CNY	126,345	155	0
	10/2013			216,811		HKD	1,681,124	0	(51)
	10/2013			10,188		IDR	115,577,318	0	(240)
	10/2013			3,180		INR	194,998	0	(81)
	10/2013			15,733		JPY	1,561,200	151	0
	10/2013			6,350		KRW	7,266,940	403	0
	10/2013			19,626		MYR	62,966	0	(324)
	10/2013			800		RUB	25,928	0	(2)

108	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	10/2013	$		11,560	THB	373,966	$385	$0
	10/2013			19,860	TRY	39,704	0	(233)
	10/2013			15,880	TWD	477,432	274	0
	10/2013			26,461	ZAR	267,215	197	(70)
	10/2013		ZAR	85,056	$	8,464	1	0
	11/2013		BRL	36,565		16,485	116	0
	11/2013		IDR	115,577,318		10,098	202	0
	12/2013		TRY	37,101		18,225	80	0
	12/2013		$	1,122	EUR	831	3	0
	01/2014		HKD	658,865	$	84,978	10	0

MSC	10/2013		BRL	98,347		41,005	0	(3,370)
	10/2013		GBP	1,250		1,977	0	(46)
	10/2013		JPY	199,051		2,000	0	(25)
	10/2013		$	45,444	BRL	102,663	868	0
	10/2013			4,450	CAD	4,625	39	0
	10/2013			1,200	MXN	15,587	0	(11)
	10/2013			2,590	PEN	7,161	0	(19)
	11/2013		BRL	75,171	$	32,918	0	(735)
	11/2013		$	167	SEK	1,095	3	0
	12/2013		MXN	89,051	$	6,733	0	(28)
	01/2014		BRL	19,926		8,470	0	(336)
	01/2014		KRW	28,440,857		25,990	0	(281)
	01/2014		ZAR	68,779		6,878	135	0
	04/2014		PEN	7,161		2,538	23	0

RBC	10/2013		GBP	1,050		1,636	0	(64)
	10/2013		JPY	157,980		1,600	0	(7)
	11/2013		SEK	51,291		7,844	0	(129)
	11/2013		$	305	SEK	2,020	9	0

RYL	10/2013		GBP	1,250	$	1,977	0	(46)
	10/2013		JPY	199,051		2,000	0	(25)
	10/2013		$	4,723	AUD	5,100	32	(3)
	10/2013			1,550	NOK	9,182	0	(24)
	10/2013			9,242	NZD	11,757	522	0
	11/2013		CHF	30,776	$	33,282	0	(761)
	11/2013		SEK	13,790		2,092	0	(52)
	12/2013		GBP	27,930		43,625	0	(1,567)

SCX	10/2013		CNY	294,155		47,368	0	(626)
	10/2013		MYR	65,276		19,700	0	(310)
	10/2013		$	3,783	CNY	23,304	19	0
	10/2013			65,398	HKD	507,127	0	(10)
	10/2013			12,512	IDR	132,189,280	0	(1,135)
	10/2013			13,600	KRW	15,017,120	354	0
	10/2013			11,704	TWD	348,206	77	0
	01/2014		CNY	23,304	$	3,776	0	(8)
	01/2014		HKD	507,127		65,408	8	0
	01/2014		TWD	348,206		11,755	0	(75)

SOG	10/2013		EUR	4,200		5,571	0	(111)
	10/2013		JPY	194,176		1,950	0	(26)
	10/2013		$	9,041	AUD	9,800	109	(13)

UAG	10/2013		BRL	100,614	$	41,176	0	(4,221)
	10/2013		EUR	2,700		3,581	0	(72)
	10/2013		IDR	568,768,433		52,862	3,909	0
	10/2013		INR	3,255,398		55,134	3,395	0
	10/2013		JPY	194,175		1,950	0	(26)
	10/2013		KRW	53,410,199		45,701	0	(3,930)
	10/2013		MYR	90,365		27,647	217	(270)
	10/2013		PHP	554,796		12,801	43	0
	10/2013		RUB	86,301		2,637	0	(26)
	10/2013		TWD	2,585,822		86,344	0	(1,149)
	10/2013		$	8,880	AUD	9,820	302	(24)
	10/2013			47,018	BRL	104,929	317	0
	10/2013			98,967	CNY	624,811	2,930	0
	10/2013			60,430	HKD	468,429	0	(32)
	10/2013			8,740	IDR	89,847,200	0	(1,007)
	10/2013			61,623	INR	3,988,827	2,275	(500)
	10/2013			28,564	KRW	31,126,139	359	0
	10/2013			27,633	MYR	91,715	481	0
	10/2013			6,350	NOK	37,867	7	(64)
	10/2013			3,970	PHP	172,298	0	(8)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	109

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	10/2013	$		44,397	RUB	1,442,732	$92	$0
	10/2013			14,352	THB	449,792	14	0
	10/2013			11,704	TWD	348,206	77	0
	11/2013		CNY	105,132	$	16,648	0	(437)
	11/2013		$	13,692	CNY	85,760	245	0
	11/2013			510	SEK	3,310	5	0
	12/2013			12,240	IDR	146,904,480	200	0
	01/2014		KRW	31,126,139	$	28,415	0	(336)
	01/2014		MYR	91,715		27,484	0	(485)
	01/2014		RUB	1,330,402		40,318	22	0
	01/2014		TWD	696,956		23,571	0	(106)
	01/2014		$	14,411	HKD	111,707	0	(5)

Total Forward Foreign Currency Contracts							$38,406	$(57,352)

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GST	Call - OTC WTI Crude December Futures	$	130.000	11/15/2013	$ 100,000	$7,000	$40

MYC	Call - OTC WTI Crude December Futures		130.000	11/15/2013	42,500	2,975	17
	Call - OTC WTI Crude December Futures		150.000	11/17/2015	2,300	145	4

						$10,120	$61

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	02/28/2014	$ 114,900	$2,039	$901
	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650%	02/28/2014	185,000	2,424	953
	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	181,300	3,141	3,646

CBK	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	52,900	2,290	1,846

DUB	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	02/28/2014	255,100	5,268	2,464
	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	58,800	2,964	2,132

GLM	Put-OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	76,100	20	33

GST	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	02/28/2014	185,000	2,868	1,176

JPM	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	185,200	7,332	7,767

MYC	Put-OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	90,700	11	39
	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	231,400	4,880	4,654
	Put-OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	236,400	10,060	9,914

							$43,297	$35,525

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call-OTC USD versus BRL	BRL	2.423	10/03/2013	$	1,500	$12	$0
	Call-OTC USD versus MXN	MXN	13.431	10/24/2013		800	5	6

BPS	Call-OTC USD versus CNY	CNY	6.310	03/28/2014		35,123	269	51

BRC	Call-OTC EUR versus USD	$	1.345	10/08/2013	EUR	3,000	12	35
	Call-OTC GBP versus USD		1.580	10/03/2013	GBP	2,100	9	82
	Call-OTC USD versus NOK	NOK	6.175	10/23/2013	$	4,800	25	17
	Call-OTC USD versus RUB	RUB	33.910	10/07/2013		1,600	6	0

DUB	Call-OTC EUR versus USD	$	1.367	10/22/2013	EUR	3,000	11	12
	Put-OTC EUR versus USD		1.000	05/22/2015		166,400	8,240	566
	Call-OTC GBP versus USD		1.626	10/17/2013	GBP	2,500	11	17
	Put-OTC USD versus JPY	JPY	96.300	10/04/2013	$	3,200	18	2
	Call-OTC USD versus RUB	RUB	33.000	10/11/2013		1,600	6	3
	Call-OTC USD versus RUB		32.580	10/21/2013		1,600	6	12

GLM	Call-OTC USD versus MXN	MXN	13.889	10/03/2013		600	4	0

110	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
HUS	Put-OTC AUD versus USD	$	0.922	10/21/2013	AUD	5,200	$22	$31
	Call-OTC GBP versus USD		1.626	10/24/2013	GBP	2,500	11	22
	Call-OTC USD versus BRL	BRL	2.291	10/17/2013	$	1,900	13	8
	Put-OTC USD versus JPY	JPY	96.620	10/25/2013		4,000	18	21
	Call-OTC USD versus MXN	MXN	13.080	10/17/2013		800	5	12
	Call-OTC USD versus NOK	NOK	6.233	10/02/2013		2,600	14	0

JPM	Put-OTC AUD versus USD	$	0.913	10/28/2013	AUD	5,100	22	22

MSX	Call-OTC GBP versus USD		1.603	10/10/2013	GBP	2,500	11	47
	Call-OTC USD versus BRL	BRL	2.363	10/10/2013	$	1,900	13	1
	Call-OTC USD versus BRL		2.322	10/24/2013		1,900	13	8
	Call-OTC USD versus CAD	CAD	1.071	10/02/2013		2,600	10	0
	Call-OTC USD versus CAD		1.049	10/09/2013		3,100	9	1
	Call-OTC USD versus CAD		1.045	10/16/2013		1,600	5	2
	Call-OTC USD versus CAD		1.044	10/22/2013		1,600	4	3
	Put-OTC USD versus JPY	JPY	97.390	10/18/2013		4,000	19	25
	Call-OTC USD versus MXN	MXN	13.468	10/10/2013		800	5	2

RYL	Call-OTC USD versus NOK	NOK	6.049	10/09/2013		3,100	14	17

SOG	Put-OTC AUD versus USD	$	0.901	10/07/2013	AUD	5,100	23	1
	Put-OTC AUD versus USD		0.916	10/14/2013		5,100	23	14
	Call-OTC EUR versus USD		1.336	10/01/2013	EUR	2,400	10	41
	Call-OTC EUR versus USD		1.353	10/15/2013		3,000	12	25

UAG	Call-OTC USD versus CNY	CNY	6.410	02/26/2014	$	39,915	145	27
	Call-OTC USD versus CNY		6.363	03/30/2015		11,720	175	137
	Call-OTC USD versus INR	INR	71.670	10/01/2013		400	4	0
	Call-OTC USD versus INR		67.450	10/08/2013		500	4	0
	Call-OTC USD versus INR		66.670	10/15/2013		500	4	1
	Call-OTC USD versus INR		65.650	10/22/2013		500	4	2
	Put-OTC USD versus JPY	JPY	97.260	10/11/2013		3,900	20	16
	Call-OTC USD versus NOK	NOK	6.044	10/16/2013		4,800	24	38
	Call-OTC USD versus RUB	RUB	33.180	10/28/2013		1,600	7	7

							$9,297	$1,334

Total Purchased Options							$62,714	$36,920

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call-OTC Brent Crude December Futures	$	140.000	11/11/2013	$ 100,000	$(7,370)	$(50)

MYC	Call-OTC Brent Crude December Futures		140.000	11/11/2013	42,500	(3,124)	(21)
	Call-OTC Brent Crude December Futures		160.000	11/10/2015	2,300	(145)	(5)

						$(10,639)	$(76)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put-OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$202,000	$(2,528)	$(1,931)

DUB	Put-OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	247,000	(2,964)	(702)

							$(5,492)	$(2,633)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	2.267	10/03/2013	$	1,500	$(10)	$(34)
	Put - OTC USD versus MXN	MXN	12.763	10/24/2013		800	(4)	(3)

BRC	Put - OTC EUR versus USD	$	1.308	10/08/2013	EUR	3,000	(13)	0
	Put - OTC GBP versus USD		1.534	10/03/2013	GBP	2,100	(10)	0
	Put - OTC USD versus NOK	NOK	5.913	10/23/2013	$	4,800	(23)	(22)
	Put - OTC USD versus RUB	RUB	32.820	10/07/2013		1,600	(5)	(24)

DUB	Put - OTC EUR versus USD	$	1.330	10/22/2013	EUR	3,000	(13)	(8)
	Put - OTC GBP versus USD		1.586	10/17/2013	GBP	2,500	(13)	(4)
	Call - OTC USD versus JPY	JPY	101.120	10/04/2013	$	3,200	(18)	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	111

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
	Put - OTC USD versus RUB	RUB	31.920	10/11/2013	$	1,600	$(5)	$(3)
	Put - OTC USD versus RUB		31.520	10/21/2013		1,600	(5)	(2)

GLM	Put - OTC USD versus JPY	JPY	95.650	10/21/2013		15,278	(139)	(38)
	Call - OTC USD versus JPY		104.700	10/21/2013		15,278	(154)	(2)
	Put - OTC USD versus JPY		95.800	10/22/2013		22,282	(199)	(65)
	Call - OTC USD versus JPY		104.050	10/22/2013		22,282	(208)	(5)
	Put - OTC USD versus JPY		95.500	10/25/2013		17,880	(158)	(52)
	Call - OTC USD versus JPY		103.900	10/25/2013		17,880	(172)	(7)
	Put - OTC USD versus MXN	MXN	13.057	10/03/2013		600	(4)	(3)

HUS	Call - OTC AUD versus USD	$	0.958	10/21/2013	AUD	5,200	(18)	(7)
	Put - OTC GBP versus USD		1.583	10/24/2013	GBP	2,500	(12)	(6)
	Put - OTC USD versus BRL	BRL	2.171	10/17/2013	$	1,900	(11)	(7)
	Call - OTC USD versus JPY	JPY	100.630	10/25/2013		4,000	(18)	(14)
	Put - OTC USD versus MXN	MXN	12.484	10/17/2013		800	(4)	(1)
	Put - OTC USD versus NOK	NOK	5.969	10/02/2013		2,600	(12)	(4)

JPM	Call - OTC AUD versus USD	$	0.950	10/28/2013	AUD	5,100	(18)	(18)

MSX	Put - OTC GBP versus USD		1.560	10/10/2013	GBP	2,500	(13)	0
	Put - OTC USD versus BRL	BRL	2.227	10/10/2013	$	1,900	(11)	(22)
	Put - OTC USD versus BRL		2.196	10/24/2013		1,900	(11)	(16)
	Put - OTC USD versus CAD	CAD	1.039	10/02/2013		2,600	(8)	(23)
	Put - OTC USD versus CAD		1.023	10/09/2013		3,100	(8)	(3)
	Put - OTC USD versus CAD		1.020	10/16/2013		1,600	(4)	(2)
	Put - OTC USD versus CAD		1.022	10/22/2013		1,600	(4)	(4)
	Call - OTC USD versus JPY	JPY	101.690	10/18/2013		4,000	(19)	(4)
	Put - OTC USD versus MXN	MXN	12.808	10/10/2013		800	(4)	(2)

RYL	Put - OTC USD versus NOK	NOK	5.812	10/09/2013		3,100	(13)	(1)

SOG	Call - OTC AUD versus USD	$	0.937	10/07/2013	AUD	5,100	(19)	(19)
	Call - OTC AUD versus USD		0.952	10/14/2013		5,100	(19)	(7)
	Put - OTC EUR versus USD		1.293	10/01/2013	EUR	2,400	(12)	0
	Put - OTC EUR versus USD		1.316	10/15/2013		3,000	(13)	(2)

UAG	Put - OTC USD versus INR	INR	65.860	10/01/2013	$	400	(3)	(21)
	Put - OTC USD versus INR		62.730	10/08/2013		500	(4)	(5)
	Put - OTC USD versus INR		61.980	10/15/2013		500	(4)	(3)
	Put - OTC USD versus INR		61.570	10/22/2013		500	(3)	(3)
	Call - OTC USD versus JPY	JPY	101.810	10/11/2013		3,900	(19)	(2)
	Put - OTC USD versus NOK	NOK	5.800	10/16/2013		4,800	(21)	(3)
	Put - OTC USD versus RUB	RUB	31.970	10/28/2013		1,600	(6)	(6)

							$(1,464)	$(478)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (6)	Notional Amount	Premiums (Received)	Market Value
BPS	Cap - OTC YOY CPURNSA Index	215.949	Maximum of [(Final Index/Initial Index - 1) - 5.000%] or 0	03/04/2015	$4,000	$(68)	$(1)
	Floor - OTC YOY CPURNSA Index	215.949	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	03/04/2015	4,000	(56)	(1)

CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	12,000	(105)	(15)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(16)

						$(337)	$(33)

Total Written Options						$(17,932)	$(3,220)

(6)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premiums
Balance at 03/31/2013	1,957	$1,766,574	AUD	0	EUR	165,900	GBP	40,600	JPY	32,264	NZD	55,500	$(26,495)
Sales	678	2,847,810		57,600		161,000		136,800		0		150,800	(19,505)
Closing Buys	0	(1,505,274)		(27,000)		(137,500)		(107,600)		(32,264)		(77,100)	15,785
Expirations	(2,296)	(1,672,630)		0		(168,000)		(60,200)		0		(79,800)	9,773
Exercised	(339)	(639,600)		(10,100)		(10,000)		0		0		(49,400)	2,510

Balance at 09/30/2013	0	$796,880	AUD	20,500	EUR	11,400	GBP	9,600	JPY	0	NZD	0	$(17,932)

112	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Embarq Corp.	(1.650%	)	06/20/2016	0.998%	$ 2,000	$0	$(36)	$0	$(36)
	New York Times Co.	(1.000%	)	03/20/2015	0.333%	2,000	115	(136)	0	(21)
	UST LLC	(0.700%	)	03/20/2018	0.180%	1,000	0	(23)	0	(23)

CBK	Black & Decker Corp.	(2.200%	)	06/20/2014	0.024%	500	0	(8)	0	(8)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.779%	300	28	(30)	0	(2)

DUB	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.779%	200	17	(19)	0	(2)
	Embarq Corp.	(1.000%	)	06/20/2016	0.975%	1,000	(16)	15	0	(1)
	Jones Group, Inc.	(1.000%	)	12/20/2014	0.421%	8,200	262	(323)	0	(61)
	Marsh & McLennan Cos., Inc.	(1.000%	)	09/20/2015	0.184%	1,000	(23)	7	0	(16)
	New York Times Co.	(5.000%	)	03/20/2015	0.333%	4,000	(358)	76	0	(282)
	PulteGroup, Inc.	(1.000%	)	03/20/2014	0.265%	6,000	187	(210)	0	(23)

JPM	Embarq Corp.	(2.350%	)	06/20/2016	0.998%	1,000	0	(37)	0	(37)

							$212	$(724)	$0	$(512)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)		Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.672%	$	700	$1	$2	$3	$0

BPS	Japan Government International Bond	1.000%	09/20/2015	0.247%		1,900	11	18	29	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.326%	EUR	5,200	(53)	39	0	(14)
	Venezuela Government International Bond	5.000%	03/20/2015	8.201%	$	500	(6)	(16)	0	(22)

BRC	Japan Government International Bond	1.000%	03/20/2016	0.305%		4,000	54	17	71	0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.881%		20,500	(381)	484	103	0
	China Government International Bond	1.000%	12/20/2016	0.486%		1,000	(48)	64	16	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		900	1	2	3	0

DUB	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		1,000	35	48	83	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%		2,700	(106)	136	30	0
	Japan Government International Bond	1.000%	03/20/2015	0.193%		5,300	41	24	65	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		6,190	47	2	49	0
	Venezuela Government International Bond	5.000%	03/20/2015	8.201%		2,106	5	(95)	0	(90)

FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		1,000	15	68	83	0
	China Government International Bond	1.000%	12/20/2016	0.486%		12,200	(586)	791	205	0

GST	Brazil Government International Bond	1.000%	09/20/2014	0.672%		900	1	2	3	0
	Japan Government International Bond	1.000%	03/20/2016	0.305%		200	(2)	6	4	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		12,631	91	8	99	0

HUS	Mexico Government International Bond	1.000%	09/20/2015	0.620%		5,475	47	(4)	43	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		900	1	2	3	0

JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		2,000	34	133	167	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	113

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)		Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	China Government International Bond	1.000%	12/20/2016	0.486%	$	8,000	$(387)	$521	$134	$0
	Japan Government International Bond	1.000%	03/20/2016	0.305%		500	(6)	15	9	0

MYC	Brazil Government International Bond	1.000%	09/20/2014	0.672%		700	1	2	3	0
	China Government International Bond	1.000%	12/20/2016	0.486%		4,500	(215)	290	75	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%		4,400	(76)	125	49	0
	Japan Government International Bond	1.000%	03/20/2016	0.305%		1,000	(12)	30	18	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		10,000	86	(8)	78	0

RYL	Japan Government International Bond	1.000%	03/20/2016	0.305%		6,700	94	23	117	0

							$(1,313)	$2,729	$1,542	$(126)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date		Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value (5)
									Asset	Liability
BOA	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$	116,970	$828	$(3,516)	$0	$(2,688)
	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		10,832	677	(318)	359	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		10,640	532	(203)	329	0

CBK	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	7,600	85	(11)	74	0

DUB	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017	$	15,400	(15)	(339)	0	(354)

FBF	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		7,112	353	(118)	235	0
	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051		10,640	492	(163)	329	0

GST	CDX.IG-9 10-Year Index 15-30%	(1.000%	)	12/20/2017		21,650	(465)	(32)	0	(497)
	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		2,197	109	(36)	73	0

MYC	CMBX.NA.AAA.3 Index	(0.080%	)	12/13/2049		1,284	79	(37)	42	0
	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018	EUR	75,900	773	(24)	749	0

							$ 3,448	$(4,797)	$2,190	$(3,539)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	104,600	$1,143	$(3,110)	$0	$(1,967)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		14,000	26	(318)	0	(292)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	1,200	7	(30)	0	(23)
	Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,400	5	(6)	0	(1)

BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	4,200	(14)	163	149	0

DUB	Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	AUD	42,200	(727)	315	0	(412)

114	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	6,150	$31	$187	$218	$0
	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	201,600	(255)	(3,885)	0	(4,140)

GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	15,000	157	376	533	0
	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	305,000	615	(7,648)	0	(7,033)

HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017		60,500	56	(1,500)	0	(1,444)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		214,400	2,251	(6,292)	0	(4,041)
	Pay	1-Year BRL-CDI	8.950%	01/02/2017		10,100	21	(230)	0	(209)

JPM	Pay	1-Year BRL-CDI	9.010%	01/02/2017		34,700	443	(1,044)	0	(601)

MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	4,600	7	156	163	0
	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	64,200	(96)	(1,300)	0	(1,396)

UAG	Pay	1-Year BRL-CDI	8.650%	01/02/2017		54,400	48	(1,343)	0	(1,295)

							$3,718	$(25,509)	$1,063	$(22,854)

VARIANCE SWAPS

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
GST	Pay	S&P 500 Index	7.156%	12/18/2015	$	44,149	$0	$1,478	$1,478	$0

Total Swap Agreements							$6,065	$(26,823)	$6,273	$(27,031)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $30,212 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (7)
PIMCO Global Multi-Asset Fund
BOA	$1,444	$5,506	$691	$7,641	$(1,486)	$(37)	$(4,971)	$(6,494)	$1,147	$(1,610)	$(463)
BPS	840	51	178	1,069	(670)	(2)	(36)	(708)	361	(400)	(39)
BRC	1,288	134	71	1,493	(4,970)	(46)	(80)	(5,096)	(3,603)	3,061	(542)
CBK	5,517	1,846	196	7,559	(1,332)	(1,946)	(10)	(3,288)	4,271	(3,697)	574
DUB	885	5,208	227	6,320	(3,988)	(736)	(1,241)	(5,965)	355	(60)	295
FBF	6,110	0	1,070	7,180	(10,719)	0	(4,140)	(14,859)	(7,679)	3,987	(3,692)
GLM	895	33	533	1,461	(1,574)	(172)	(7,033)	(8,779)	(7,318)	7,379	61
GST	0	1,216	1,657	2,873	0	(50)	(497)	(547)	2,326	(5,100)	(2,774)
HUS	1,892	94	46	2,032	(5,622)	(39)	(5,694)	(11,355)	(9,323)	9,599	276
JPM	2,447	7,789	310	10,546	(4,450)	(18)	(638)	(5,106)	5,440	(5,520)	(80)
MSC	1,068	0	0	1,068	(4,851)	0	0	(4,851)	(3,783)	1,327	(2,456)
MSX	0	89	0	89	0	(76)	0	(76)	13	1	14
MYC	0	14,624	1,177	15,801	0	(21)	(1,396)	(1,417)	14,383	(16,031)	(1,648)
RBC	9	0	0	9	(200)	0	0	(200)	(191)	0	(191)
RYL	554	17	117	688	(2,478)	(1)	0	(2,479)	(1,791)	1,636	(155)
SCX	458	0	0	458	(2,164)	0	0	(2,164)	(1,706)	1,650	(56)
SOG	109	81	0	190	(150)	(28)	0	(178)	12	0	12
UAG	14,890	228	0	15,118	(12,698)	(43)	(1,295)	(14,036)	1,082	(290)	792

PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
MYC	0	4	0	4	0	(5)	0	(5)	(1)	0	(1)

Total Over the Counter	$38,406	$36,920	$6,273	$81,599	$(57,352)	$(3,220)	$(27,031)	$(87,603)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default . Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	115

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$28,909	$0	$0	$28,909
Futures	135	0	66	0	789	990
Swap Agreements	0	237	0	0	4,647	4,884

	$135	$237	$28,975	$0	$5,436	$34,783

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$38,406	$0	$38,406
Purchased Options	61	0	0	1,334	35,525	36,920
Swap Agreements	0	3,732	1,478	0	1,063	6,273

	$61	$3,732	$1,478	$39,740	$36,588	$81,599

	$196	$3,969	$30,453	$39,740	$42,024	$116,382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$433	$0	$2,879	$0	$959	$4,271
Swap Agreements	0	0	0	0	2,444	2,444

	$433	$0	$2,879	$0	$3,403	$6,715

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$57,352	$0	$57,352
Written Options	76	0	0	478	2,666	3,220
Swap Agreements	0	4,177	0	0	22,854	27,031

	$76	$4,177	$0	$57,830	$25,520	$87,603

	$509	$4,177	$2,879	$57,830	$28,923	$94,318

The Effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(13,883)	$0	$(31)	$(13,914)
Written Options	0	0	3,901	0	96	3,997
Futures	11,606	0	(30,147)	0	12,473	(6,068)
Swap Agreements	0	(1,177)	0	0	(116,263)	(117,440)

	$11,606	$(1,177)	$(40,129)	$0	$(103,725)	$(133,425)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$44,609	$0	$44,609
Purchased Options	0	0	2,453	(4,476)	(8,880)	(10,903)
Written Options	0	1,159	1,016	6,117	(325)	7,967
Swap Agreements	0	(4,018)	0	0	(35,905)	(39,923)

	$0	$(2,859)	$3,469	$46,250	$(45,110)	$1,750

	$11,606	$(4,036)	$(36,660)	$46,250	$(148,835)	$(131,675)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$1,625	$0	$0	$1,625
Written Options	0	0	(3,809)	0	0	(3,809)
Futures	(3,719)	0	2,787	0	(11,949)	(12,881)
Swap Agreements	0	(1,654)	0	0	(11,525)	(13,179)

	$(3,719)	$(1,654)	$603	$0	$(23,474)	$(28,244)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,536)	$0	$(11,536)
Purchased Options	(180)	0	251	(1,007)	7,428	6,492
Written Options	267	(318)	150	337	(1,284)	(848)
Swap Agreements	0	1,983	327	0	(12,551)	(10,241)

	$87	$1,665	$728	$(12,206)	$(6,407)	$(16,133)

	$(3,632)	$11	$1,331	$(12,206)	$(29,881)	$(44,377)

116	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$40,330	$0	$40,330
Corporate Bonds & Notes
Banking & Finance	0	27,899	0	27,899
Industrials	0	19,705	0	19,705
Utilities	0	5,571	0	5,571
Municipal Bonds & Notes
California	0	11,808	0	11,808
U.S. Government Agencies	0	17,944	0	17,944
U.S. Treasury Obligations	0	673,581	0	673,581
Mortgage-Backed Securities	0	22,394	0	22,394
Asset-Backed Securities	0	3,081	1,341	4,422
Sovereign Issues	0	319,651	0	319,651
Exchange-Traded Funds	344,429	0	0	344,429
Exchange-Traded Notes	102	0	0	102
Short-Term Instruments
Certificates of Deposit	0	11,328	0	11,328
Repurchase Agreements	0	7,420	0	7,420
Short-Term Notes	0	10,299	0	10,299
U.S. Treasury Bills	0	9,801	0	9,801
	$344,531	$1,180,812	$1,341	$1,526,684

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Mutual Funds	$1,780,408	$0	$0	$1,780,408
Short-Term Instruments
Central Funds Used for Cash Management Purposes	114,846	0	0	114,846
	$1,895,254	$0	$0	$1,895,254

Total Investments	$2,239,785	$1,180,812	$1,341	$3,421,938

Short Sales, at Value
U.S. Government Agencies	$0	$(1,019)	$0	$(1,019)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	990	33,793	0	34,783
Over the counter	0	81,599	0	81,599
	$990	$115,392	$0	$116,382

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,271)	(2,444)	0	(6,715)
Over the counter	0	(87,570)	(33)	(87,603)
	$(4,271)	$(90,014)	$(33)	$(94,318)

Totals	$2,236,504	$1,205,171	$1,308	$3,442,983

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Asset-Backed Securities	$1,379	$0	$(23)	$2	$0	$(17)	$0	$0	$1,341	$(17)

Financial Derivative Instruments - Liabilities
Over the counter	(55)	0	0	0	0	22	0	0	(33)	22

Totals	$1,324	$0	$(23)	$2	$0	$5	$0	$0	$1,308	$5

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities	$1,341	Benchmark Pricing	Base Price	101.75-103.50

Financial Derivative Instruments - Liabilities
Over the counter	(33)	Indicative Market Quotation	Broker Quote	0.02-0.12

Total	$1,308

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	117

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of ten funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

118	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting

Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current

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or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and

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non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant

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unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Funds may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

Exchange-Traded Notes  Certain Funds may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors may also hold the ETN until maturity, for which the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of

122	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2013, the PIMCO Global Multi-Asset Fund had $22,083,175 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the

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Notes to Financial Statements (Cont.)

U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates  The PIMCO RealRetirement® Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust and PIMCO Equity Series (the “Underlying PIMCO Funds”). The PIMCO Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO RealRetirement® and PIMCO Global Multi-Asset Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2013 (amounts in thousands):

PIMCO RealRetirement® 2015 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,842	$5	$0	$0	$(55)	$1,792	$4	$0
PIMCO Emerging Markets Bond Fund	1,824	1,726	0	0	(164)	3,386	45	0
PIMCO EqS Pathfinder Fund®	751	0	0	0	50	801	0	0
PIMCO EqS® Dividend Fund	1,449	27	0	0	25	1,501	27	0
PIMCO EqS® Emerging Markets Fund	1,117	0	(1,038)	(25)	(54)	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,102	0	0	(3)	3,099	1	0
PIMCO Global Advantage® Strategy Bond Fund	1,813	377	0	0	(53)	2,137	22	0
PIMCO High Yield Fund	1,897	791	0	0	(49)	2,639	57	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,700	46	(192)	35	33	1,622	47	0
PIMCO Low Duration Fund	4,701	333	(4,945)	(83)	(6)	0	40	0
PIMCO Mortgage Opportunities Fund	216	5	0	0	(4)	217	4	0
PIMCO Real Return Fund	8,254	44	(288)	(19)	(609)	7,382	44	0
PIMCO RealEstateRealReturn Strategy Fund	1,199	314	(500)	(98)	(105)	810	51	0
PIMCO Short-Term Floating NAV Portfolio	2,411	15,502	(16,900)	0	0	1,013	3	0
PIMCO Short-Term Floating NAV Portfolio III	503	1	(400)	0	0	104	1	0
PIMCO Short-Term Fund	0	1,507	0	0	1	1,508	3	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,257	15	0	0	131	1,403	15	0
PIMCO StocksPLUS® Fund	4,821	642	0	0	272	5,735	147	0
PIMCO Total Return Fund	11,735	1,197	(525)	(37)	(389)	11,981	150	0
Totals	$47,490	$25,634	$(24,788)	$(227)	$(979)	$47,130	$661	$0

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PIMCO RealRetirement® 2020 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$5,976	$646	$(1,218)	$(77)	$(102)	$5,225	$14	$0
PIMCO Emerging Markets Bond Fund	3,390	2,049	(373)	(30)	(294)	4,742	91	0
PIMCO EqS Pathfinder Fund®	2,595	0	(559)	12	130	2,178	0	0
PIMCO EqS® Dividend Fund	2,716	362	(279)	0	49	2,848	51	0
PIMCO EqS® Emerging Markets Fund	2,803	0	(2,607)	(130)	(66)	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	5,863	0	0	(6)	5,857	3	0
PIMCO Global Advantage® Strategy Bond Fund	3,454	848	(466)	(19)	(95)	3,722	42	0
PIMCO High Yield Fund	3,529	732	(466)	(5)	(89)	3,701	108	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	3,261	848	0	0	123	4,232	121	0
PIMCO Low Duration Fund	847	4,386	(5,169)	(74)	10	0	30	0
PIMCO Mortgage Opportunities Fund	427	8	0	0	(7)	428	9	0
PIMCO Real Return Fund	14,151	73	(1,397)	(113)	(953)	11,761	72	0
PIMCO RealEstateRealReturn Strategy Fund	3,574	1,266	(2,541)	(378)	(236)	1,685	155	0
PIMCO Short-Term Floating NAV Portfolio	925	29,004	(26,800)	0	0	3,129	4	0
PIMCO Short-Term Floating NAV Portfolio III	3,212	4	(2,200)	(3)	3	1,016	4	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	2,336	235	(279)	7	232	2,531	27	0
PIMCO StocksPLUS® Fund	12,932	323	(1,397)	102	598	12,558	323	0
PIMCO Total Return Fund	20,988	1,647	(1,863)	(104)	(660)	20,008	260	0
Totals	$87,116	$48,294	$(47,614)	$(812)	$(1,363)	$85,621	$1,314	$0

PIMCO RealRetirement® 2025 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$7,719	$17	$(1,693)	$(108)	$(136)	$5,799	$17	$0
PIMCO Emerging Markets Bond Fund	2,699	1,165	0	0	(231)	3,633	66	0
PIMCO EqS Pathfinder Fund®	2,033	0	(212)	8	112	1,941	0	0
PIMCO EqS® Dividend Fund	2,140	40	0	0	38	2,218	40	0
PIMCO EqS® Emerging Markets Fund	2,508	0	(2,333)	(45)	(130)	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,741	0	0	(4)	3,737	2	0
PIMCO Global Advantage® Strategy Bond Fund	2,677	245	0	0	(81)	2,841	31	0
PIMCO High Yield Fund	2,742	82	0	0	(69)	2,755	82	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	4,329	275	(359)	32	129	4,406	132	0
PIMCO Mortgage Opportunities Fund	358	8	0	0	(6)	360	7	0
PIMCO Real Return Fund	8,860	49	0	0	(688)	8,221	48	0
PIMCO RealEstateRealReturn Strategy Fund	4,211	910	(1,800)	(338)	(370)	2,613	177	0
PIMCO Short-Term Floating NAV Portfolio	915	25,102	(24,700)	1	0	1,318	3	0
PIMCO Short-Term Floating NAV Portfolio III	1,506	3	(500)	(1)	1	1,009	2	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	2,887	32	(360)	68	227	2,854	32	0
PIMCO StocksPLUS® Fund	11,513	1,378	(1,771)	170	467	11,757	316	0
PIMCO Total Return Fund	10,187	129	0	0	(382)	9,934	130	0
Totals	$67,284	$33,176	$(33,728)	$(213)	$(1,123)	$65,396	$1,085	$0

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Notes to Financial Statements (Cont.)

PIMCO RealRetirement® 2030 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$11,094	$26	$(743)	$(47)	$(289)	$10,041	$26	$0
PIMCO Emerging Markets Bond Fund	1,757	3,789	0	0	(273)	5,273	65	0
PIMCO EqS Pathfinder Fund®	2,444	0	0	0	160	2,604	0	0
PIMCO EqS® Dividend Fund	2,588	335	0	0	52	2,975	53	0
PIMCO EqS® Emerging Markets Fund	3,392	0	(3,154)	(109)	(129)	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,854	0	0	(4)	3,850	2	0
PIMCO Global Advantage® Strategy Bond Fund	3,118	35	0	0	(92)	3,061	35	0
PIMCO High Yield Fund	1,784	2,199	0	0	(88)	3,895	79	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	7,832	1,415	(292)	(62)	392	9,285	263	0
PIMCO Long-Term U.S. Government Fund	844	11	0	0	(80)	775	11	0
PIMCO Mortgage Opportunities Fund	457	9	0	0	(8)	458	9	0
PIMCO Real Return Fund	7,575	42	0	0	(588)	7,029	41	0
PIMCO RealEstateRealReturn Strategy Fund	6,034	3,166	(2,800)	(550)	(578)	5,272	273	0
PIMCO Short-Term Floating NAV Portfolio	2,227	30,407	(29,300)	1	0	3,335	7	0
PIMCO Short-Term Floating NAV Portfolio III	1,708	2	0	0	1	1,711	3	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,243	70	(507)	92	552	6,450	71	0
PIMCO StocksPLUS® Fund	18,674	2,467	(1,455)	58	957	20,701	519	0
PIMCO Total Return Fund	10,205	619	(930)	(25)	(315)	9,554	123	0
Totals	$87,976	$48,446	$(39,181)	$(642)	$(330)	$96,269	$1,580	$0

PIMCO RealRetirement® 2035 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$350	$0	$0	$0	$(49)	$301	$3	$0
PIMCO CommoditiesPLUS® Strategy Fund	7,407	18	0	0	(220)	7,205	18	0
PIMCO Emerging Markets Bond Fund	1,147	2,345	0	0	(119)	3,373	29	0
PIMCO EqS Pathfinder Fund®	1,836	0	0	0	119	1,955	0	0
PIMCO EqS® Dividend Fund	1,791	33	0	0	32	1,856	33	0
PIMCO EqS® Emerging Markets Fund	2,503	0	(2,328)	(84)	(91)	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	1,158	0	0	(1)	1,157	1	0
PIMCO Global Advantage® Strategy Bond Fund	865	10	0	0	(26)	849	10	0
PIMCO High Yield Fund	614	700	0	0	(18)	1,296	19	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,886	627	(296)	21	200	6,438	183	0
PIMCO Long-Term U.S. Government Fund	2,067	26	0	0	(195)	1,898	26	0
PIMCO Mortgage Opportunities Fund	299	6	0	0	(5)	300	6	0
PIMCO Real Return Fund	3,406	19	0	0	(265)	3,160	19	0
PIMCO RealEstateRealReturn Strategy Fund	4,902	1,835	(2,200)	(477)	(424)	3,636	219	0
PIMCO Short-Term Floating NAV Portfolio	313	18,405	(16,800)	0	0	1,918	4	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	5,735	67	(613)	122	480	5,791	67	0
PIMCO StocksPLUS® Fund	13,694	1,034	0	0	751	15,479	398	0
PIMCO Total Return Fund	3,550	304	0	0	(142)	3,712	47	0
Totals	$56,368	$26,587	$(22,237)	$(418)	$27	$60,327	$1,082	$0

126	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

PIMCO RealRetirement® 2040 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$565	$0	$0	$0	$(78)	$487	$5	$0
PIMCO CommoditiesPLUS® Strategy Fund	10,440	448	0	0	(307)	10,581	26	0
PIMCO Emerging Markets Bond Fund	718	3,057	0	0	(93)	3,682	20	0
PIMCO EqS Pathfinder Fund®	2,500	0	0	0	164	2,664	0	0
PIMCO EqS® Dividend Fund	2,356	214	0	0	42	2,612	46	0
PIMCO EqS® Emerging Markets Fund	2,833	417	(3,028)	(135)	(87)	0	0	0
PIMCO High Yield Fund	725	22	0	0	(18)	729	22	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	7,688	2,071	0	0	308	10,067	268	0
PIMCO Long-Term U.S. Government Fund	2,937	37	0	0	(276)	2,698	37	0
PIMCO Mortgage Opportunities Fund	351	7	0	0	(6)	352	7	0
PIMCO Real Return Fund	2,237	12	0	0	(174)	2,075	12	0
PIMCO RealEstateRealReturn Strategy Fund	6,963	3,569	(3,200)	(666)	(600)	6,066	308	0
PIMCO Short-Term Floating NAV Portfolio	333	29,706	(26,200)	0	0	3,839	6	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	8,054	263	0	0	858	9,175	96	0
PIMCO StocksPLUS® Fund	20,116	1,427	0	0	1,110	22,653	582	0
PIMCO Total Return Fund	2,617	911	0	0	(93)	3,435	38	0
Totals	$71,436	$42,161	$(32,428)	$(801)	$750	$81,118	$1,473	$0

PIMCO RealRetirement® 2045 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$226	$0	$0	$0	$(31)	$195	$2	$0
PIMCO CommoditiesPLUS® Strategy Fund	4,846	12	(150)	(14)	(136)	4,558	11	0
PIMCO Emerging Markets Bond Fund	318	660	0	0	(33)	945	8	0
PIMCO EqS Pathfinder Fund®	1,120	0	0	0	73	1,193	0	0
PIMCO EqS® Dividend Fund	1,031	19	0	0	19	1,069	19	0
PIMCO EqS® Emerging Markets Fund	1,265	176	(1,342)	0	(99)	0	0	0
PIMCO High Yield Fund	322	10	0	0	(8)	324	10	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	3,789	820	(150)	12	114	4,585	123	0
PIMCO Long-Term U.S. Government Fund	1,332	17	0	0	(126)	1,223	17	0
PIMCO Mortgage Opportunities Fund	180	4	0	0	(4)	180	3	0
PIMCO Real Return Fund	348	0	(336)	(13)	1	0	1	0
PIMCO RealEstateRealReturn Strategy Fund	3,479	1,393	(1,600)	(418)	(208)	2,646	153	0
PIMCO Short-Term Floating NAV Portfolio	7	11,702	(10,400)	0	0	1,309	2	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,629	42	0	0	381	4,052	42	0
PIMCO StocksPLUS® Fund	8,899	248	0	0	488	9,635	248	0
PIMCO Total Return Fund	833	84	0	0	(34)	883	11	0
Totals	$31,630	$15,187	$(13,978)	$(433)	$397	$32,803	$650	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	127

Notes to Financial Statements (Cont.)

PIMCO RealRetirement® 2050 Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$329	$0	$0	$0	$(45)	$284	$3	$0
PIMCO CommoditiesPLUS® Strategy Fund	6,694	2,634	(829)	(40)	(145)	8,314	21	0
PIMCO CommodityRealReturn Strategy Fund®	178	0	(170)	(22)	14	0	0	0
PIMCO Emerging Markets Bond Fund	457	1,116	0	0	(58)	1,515	14	0
PIMCO EqS Pathfinder Fund®	1,657	0	0	0	108	1,765	0	0
PIMCO EqS® Dividend Fund	1,419	437	0	0	22	1,878	31	0
PIMCO EqS® Emerging Markets Fund	1,807	525	(2,165)	(77)	(90)	0	0	0
PIMCO High Yield Fund	460	128	0	0	(16)	572	16	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,303	2,499	(304)	(23)	199	7,674	216	0
PIMCO Long-Term U.S. Government Fund	1,837	383	0	0	(198)	2,022	27	0
PIMCO Mortgage Opportunities Fund	214	4	0	0	(3)	215	4	0
PIMCO Real Return Fund	172	0	(166)	0	(6)	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	5,247	4,286	(3,453)	(739)	(428)	4,913	284	0
PIMCO Short-Term Floating NAV Portfolio	810	25,803	(25,300)	0	0	1,313	3	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	5,191	1,390	(553)	120	470	6,618	69	0
PIMCO StocksPLUS® Fund	13,352	2,021	(607)	(3)	752	15,515	390	0
PIMCO Total Return Fund	699	245	0	0	(33)	911	11	0
Totals	$45,832	$41,471	$(33,547)	$(784)	$543	$53,515	$1,089	$0

PIMCO RealRetirement® Income and Distribution Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$2,233	$5	$0	$0	$(66)	$2,172	$5	$0
PIMCO Emerging Markets Bond Fund	2,773	2,052	0	0	(247)	4,578	68	0
PIMCO EqS Pathfinder Fund®	766	0	0	0	50	816	0	0
PIMCO EqS® Dividend Fund	1,455	406	0	0	31	1,892	33	0
PIMCO EqS® Emerging Markets Fund	1,044	0	(971)	(4)	(69)	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0	3,660	0	0	(4)	3,656	2	0
PIMCO Global Advantage® Strategy Bond Fund	2,237	401	0	0	(75)	2,563	28	0
PIMCO High Yield Fund	2,872	706	0	0	(74)	3,504	86	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,592	708	0	0	84	2,384	69	0
PIMCO Low Duration Fund	6,212	304	(6,398)	(129)	11	0	52	0
PIMCO Mortgage Opportunities Fund	264	5	0	0	(5)	264	5	0
PIMCO Real Return Fund	10,017	55	0	0	(778)	9,294	55	0
PIMCO RealEstateRealReturn Strategy Fund	1,431	370	(600)	(107)	(135)	959	61	0
PIMCO Short-Term Floating NAV Portfolio	4,521	17,005	(19,901)	0	0	1,625	5	0
PIMCO Short-Term Floating NAV Portfolio III	1	0	0	0	0	1	0	0
PIMCO Short-Term Fund	0	1,274	0	0	(1)	1,273	4	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,536	18	0	0	161	1,715	18	0
PIMCO StocksPLUS® Fund	5,057	141	0	0	277	5,475	141	0
PIMCO Total Return Fund	14,869	190	(620)	(45)	(514)	13,880	189	0
Totals	$58,880	$27,300	$(28,490)	$(285)	$(1,354)	$56,051	$821	$0

128	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$195,588	$4,010	$(44,000)	$(3,949)	$(17,808)	$133,841	$4,010	$0
PIMCO Emerging Markets Corporate Bond Fund	102,693	1,554	(25,000)	(143)	(6,637)	72,467	1,553	0
PIMCO EqS Pathfinder Fund®	331,013	0	(130,000)	12,271	2,610	215,894	0	0
PIMCO EqS® Dividend Fund	349,557	36,505	(160,080)	6,837	(1,022)	231,797	5,205	0
PIMCO EqS® Emerging Markets Fund	253,404	32,300	(81,000)	(19,116)	11,923	197,511	0	0
PIMCO Income Fund	539,539	88,026	(126,000)	(4,632)	(8,968)	487,965	13,926	0
PIMCO Investment Grade Corporate Bond Fund	52,115	922	0	0	(2,731)	50,306	922	0
PIMCO Real Return Fund	77,453	217	(72,056)	(4,453)	(1,161)	0	262	0
PIMCO RealEstateRealReturn Strategy Fund	15,117	773	0	0	(2,967)	12,923	773	0
PIMCO Short-Term Floating NAV Portfolio	39,834	1,805,286	(1,730,300)	26	0	114,846	186	0
PIMCO StocksPLUS® Fund	331,336	2,955	(284,000)	55,546	(51,348)	54,489	2,955	0
PIMCO Total Return Fund	82,212	929	(23,000)	(934)	(2,372)	56,835	929	0
PIMCO Unconstrained Bond Fund	490,170	1,714	(212,900)	(7,685)	(4,919)	266,380	1,713	0
Totals	$2,860,031	$1,975,191	$(2,888,336)	$33,768	$(85,400)	$1,895,254	$32,434	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	129

Notes to Financial Statements (Cont.)

income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option.

130	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Funds’ custody account. For an option that is in-the-money, the Funds will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will rather settle the amount of the difference between the settlement price of the underlier and the strike price directly into the Fund’s custody account.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from

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Notes to Financial Statements (Cont.)

market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference

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credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Variance Swap Agreements  Certain Funds may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that Certain Funds invest substantially all of their respective assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of each Fund will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary.

Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be

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affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund). A Fund (or Underlying PIMCO Fund) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund) subsequently decreases, the Fund (or Underlying PIMCO Fund) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund).

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as

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Notes to Financial Statements (Cont.)

To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET FUND

PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The GMA Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the GMA Fund and the GMA Subsidiary. The consolidated financial statements include the accounts of the GMA Fund and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary, with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of the GMA Subsidiary to the GMA Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II Ltd.	11/21/2008	12/10/2008	$3,188,315	$104,962	3.3%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). As the PIMCO RealRetirement® Funds approach their target dates and their

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portfolios become more conservative, the PIMCO RealRetirement® Funds’ investment advisory contract provides that certain PIMCO RealRetirement® Funds’ Investment Advisory Fee will periodically decrease over time according to set intervals. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO RealRetirement® 2015 Fund(1)	0.70%	(3)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2020 Fund(1)	0.70%	(4)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2025 Fund(1)	0.70%	(5)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2030 Fund(1)	0.75%	(6)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2035 Fund(1)	0.75%	(6)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2040 Fund(1)	0.80%	(7)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2045 Fund(1)	0.80%	(7)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® 2050 Fund(1)	0.80%	(7)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealRetirement® Income and Distribution Fund(1)	0.70%	(8)	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO Global Multi-Asset Fund(2)	0.90%		0.05%	0.15%	0.05%	0.40%	0.40%

(1)

PIMCO has contractually agreed, through July 31, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent the Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

(2)

PIMCO has contractually agreed, through July 31, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

(3)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.17% to 0.53% per annum.
(4)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.15% to 0.55% per annum.
(5)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.12% to 0.58% per annum.
(6)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.15% to 0.60% per annum.
(7)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.18% to 0.62% per annum.
(8)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.20% to 0.50% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A,

Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	137

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO RealRetirement® 2015, PIMCO RealRetirement® 2025, PIMCO RealRetirement® 2035 and PIMCO RealRetirement® 2045 Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO September 30, 2013, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO RealRetirement® 2015 Fund	$15
PIMCO RealRetirement® 2025 Fund	13
PIMCO RealRetirement® 2035 Fund	14
PIMCO RealRetirement® 2045 Fund	48

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer

138	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses   The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2014, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the RealRetirement® Funds in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the RealRetirement® Funds in connection with the RealRetirement® Funds’ investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers are reflected on the Statements of Operations/Consolidated Statement of Operations as a component of Waiver by PIMCO. During the period ended September 30, 2013, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO RealRetirement® 2015 Fund	$124
PIMCO RealRetirement® 2020 Fund	241
PIMCO RealRetirement® 2025 Fund	192
PIMCO RealRetirement® 2030 Fund	268
PIMCO RealRetirement® 2035 Fund	179
PIMCO RealRetirement® 2040 Fund	235
PIMCO RealRetirement® 2045 Fund	102
PIMCO RealRetirement® 2050 Fund	164
PIMCO RealRetirement® Income and Distribution Fund	152
PIMCO Global Multi-Asset Fund	8,922

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2013, the amount was $534,070.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Global Multi-Asset Fund	$4,768	$5,952

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	139

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO RealRetirement® 2015 Fund	$2,959	$0	$13,521	$9,437
PIMCO RealRetirement® 2020 Fund	4,438	0	28,904	23,938
PIMCO RealRetirement® 2025 Fund	1,849	0	16,287	13,313
PIMCO RealRetirement® 2030 Fund	555	0	31,908	18,635
PIMCO RealRetirement® 2035 Fund	0	0	17,843	11,569
PIMCO RealRetirement® 2040 Fund	0	0	26,165	15,428
PIMCO RealRetirement® 2045 Fund	0	0	9,552	7,543
PIMCO RealRetirement® 2050 Fund	0	0	26,857	15,109
PIMCO RealRetirement® Income and Distribution Fund	3,236	0	13,791	10,271
PIMCO Global Multi-Asset Fund	891,943	1,690,006	854,134	2,794,544

140	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO RealRetirement® 2015 Fund				PIMCO RealRetirement® 2020 Fund				PIMCO RealRetirement® 2025 Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	472	$4,752	1,145	$11,881	994	$8,179	2,304	$19,453	527	$5,268	1,725	$17,610
Class P	0	10	23	237	60	500	27	227	6	70	90	905
Administrative Class	772	7,801	2,362	24,168	2,734	23,370	3,872	32,950	776	7,804	3,608	36,255
Class D	32	326	92	945	36	301	177	1,477	28	287	188	1,900
Class A	75	782	190	1,954	253	2,084	670	5,586	103	1,029	212	2,146
Class C	55	551	31	320	215	1,784	136	1,143	33	337	30	302
Class R	7	74	19	188	170	1,410	57	480	91	915	32	327
Issued as reinvestment of distributions
Institutional Class	19	193	48	501	49	397	158	1,325	32	312	76	776
Class P	0	2	1	8	1	8	1	10	1	12	4	39
Administrative Class	27	264	91	938	60	497	193	1,652	51	507	149	1,515
Class D	1	10	4	42	4	35	16	137	2	20	7	66
Class A	3	25	9	97	9	75	32	266	3	34	9	92
Class C	0	5	1	9	2	18	5	41	0	4	0	5
Class R	0	1	0	4	1	13	4	32	1	11	1	7
Cost of shares redeemed
Institutional Class	(297)	(2,996)	(431)	(4,406)	(816)	(6,745)	(907)	(7,647)	(409)	(4,119)	(595)	(5,999)
Class P	(2)	(23)	(2)	(24)	0	0	0	0	(3)	(33)	(3)	(30)
Administrative Class	(461)	(4,665)	(848)	(8,765)	(2,191)	(18,494)	(1,386)	(11,917)	(614)	(6,156)	(1,093)	(11,099)
Class D	(46)	(473)	(5)	(53)	(75)	(620)	(81)	(681)	(50)	(500)	(44)	(450)
Class A	(70)	(727)	(54)	(561)	(244)	(2,027)	(132)	(1,102)	(37)	(371)	(31)	(318)
Class C	(18)	(178)	(2)	(21)	(90)	(745)	(31)	(263)	(4)	(40)	(3)	(34)
Class R	(11)	(115)	(2)	(19)	(14)	(117)	(10)	(87)	(13)	(125)	(3)	(32)
Net increase resulting from Fund share transactions	558	$5,619	2,672	$27,443	1,158	$9,923	5,105	$43,082	524	$5,266	4,359	$43,983

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	141

Notes to Financial Statements (Cont.)

	PIMCO RealRetirement® 2030 Fund				PIMCO RealRetirement® 2035 Fund				PIMCO RealRetirement® 2040 Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,226	$9,599	2,888	$22,873	612	$6,169	2,149	$21,441	1,280	$9,907	3,400	$26,060
Class P	6	44	98	766	13	132	109	1,082	34	252	194	1,492
Administrative Class	1,695	13,473	4,916	38,473	667	6,705	2,591	25,625	1,267	9,883	2,154	16,466
Class D	43	347	146	1,145	27	273	71	704	82	643	168	1,287
Class A	235	1,855	741	5,804	70	713	166	1,650	276	2,107	348	2,657
Class C	205	1,605	40	324	10	100	2	21	90	687	41	312
Class R	249	1,953	96	759	42	420	26	254	236	1,801	50	387
Issued as reinvestment of distributions
Institutional Class	59	456	152	1,199	42	410	109	1,090	76	584	218	1,683
Class P	1	11	4	35	2	17	5	49	3	23	10	75
Administrative Class	91	708	251	1,984	48	475	122	1,214	72	553	219	1,681
Class D	5	38	16	129	1	12	3	29	4	33	15	115
Class A	12	90	31	247	3	28	6	60	9	63	20	153
Class C	2	18	4	28	0	2	0	3	1	10	2	16
Class R	2	17	4	28	1	6	0	4	3	22	5	38
Cost of shares redeemed
Institutional Class	(502)	(3,967)	(790)	(6,252)	(291)	(2,945)	(707)	(7,034)	(591)	(4,593)	(477)	(3,646)
Class P	(1)	(12)	(2)	(16)	(18)	(182)	(6)	(59)	(27)	(212)	(16)	(125)
Administrative Class	(1,013)	(7,956)	(1,119)	(8,850)	(359)	(3,550)	(713)	(7,145)	(629)	(4,800)	(788)	(6,095)
Class D	(91)	(710)	(56)	(441)	(13)	(127)	(7)	(73)	(101)	(779)	(98)	(744)
Class A	(153)	(1,192)	(111)	(874)	(7)	(71)	(17)	(169)	(100)	(764)	(87)	(676)
Class C	(61)	(483)	(87)	(681)	(1)	(13)	0	0	(3)	(24)	(7)	(53)
Class R	(33)	(261)	(22)	(173)	(5)	(47)	(4)	(43)	(44)	(348)	(30)	(229)
Net increase resulting from Fund share transactions	1,977	$15,633	7,200	$56,507	844	$8,527	3,905	$38,703	1,938	$15,048	5,341	$40,854

142	PIMCO ASSET ALLOCATION FUNDS

September 30, 2013 (Unaudited)

PIMCO RealRetirement® 2045 Fund				PIMCO RealRetirement® 2050 Fund				PIMCO RealRetirement® Income and Distribution Fund
Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

387	$4,113	2,606	$26,611	1,882	$15,286	3,086	$24,385	786	$6,838	1,382	$12,219
4	51	36	372	13	111	26	205	32	274	24	211
278	2,921	640	6,575	783	6,289	1,283	10,133	797	6,963	5,462	48,125
11	118	28	304	42	340	379	3,007	120	1,061	318	2,801
21	219	45	458	58	471	98	765	300	2,613	703	6,174
3	35	8	82	26	209	34	265	135	1,158	147	1,295
31	320	21	224	40	318	55	437	9	82	20	177

45	466	130	1,342	73	575	169	1,346	22	191	61	536
1	6	1	12	1	4	1	6	0	2	1	6
10	108	17	180	39	304	91	716	34	286	110	967
1	5	1	6	7	56	23	181	3	22	9	86
1	9	2	19	3	20	6	46	10	83	32	276
0	1	0	2	1	7	1	14	1	13	6	47
1	6	0	2	1	9	3	22	0	2	1	9

(311)	(3,266)	(490)	(5,045)	(995)	(8,030)	(777)	(6,166)	(498)	(4,331)	(792)	(6,948)
0	(2)	(9)	(100)	(3)	(21)	(7)	(57)	(39)	(329)	(2)	(19)
(75)	(787)	(124)	(1,303)	(207)	(1,641)	(240)	(1,881)	(595)	(5,111)	(3,294)	(29,233)
(7)	(77)	0	0	(65)	(524)	(357)	(2,709)	(265)	(2,290)	(117)	(1,029)
(6)	(59)	(2)	(21)	(25)	(199)	(54)	(418)	(239)	(2,068)	(427)	(3,716)
0	(4)	0	0	(6)	(50)	(11)	(84)	(103)	(895)	(46)	(397)
(4)	(41)	0	(2)	(56)	(454)	(6)	(50)	(29)	(251)	(6)	(55)
391	$4,142	2,910	$29,718	1,612	$13,080	3,803	$30,163	481	$4,313	3,592	$31,532

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	143

Notes to Financial Statements (Cont.)

	PIMCO Global Multi-Asset Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	23,502	$257,759	58,343	$663,115
Class P	5,638	62,309	33,279	372,879
Administrative Class	47	504	157	1,785
Class D	875	9,666	4,172	46,981
Class A	2,958	33,040	16,390	184,926
Class C	1,892	20,828	9,731	108,093
Class R	201	2,181	599	6,703
Issued as reinvestment of distributions
Institutional Class	1,412	14,660	6,126	70,031
Class P	263	2,732	1,474	16,844
Administrative Class	2	26	7	81
Class D	90	939	340	3,878
Class A	353	3,681	1,390	15,861
Class C	114	1,184	461	5,193
Class R	10	101	27	307
Cost of shares redeemed
Institutional Class	(63,246)	(673,067)	(79,279)	(900,385)
Class P	(38,403)	(409,480)	(46,707)	(529,810)
Administrative Class	(40)	(426)	(97)	(1,098)
Class D	(5,656)	(60,754)	(9,659)	(108,775)
Class A	(27,312)	(293,637)	(49,138)	(548,597)
Class C	(21,312)	(227,028)	(27,402)	(304,815)
Class R	(337)	(3,577)	(525)	(5,847)
Net increase resulting from Fund share transactions	(118,949)	$(1,258,359)	(80,311)	$(902,650)

144	PIMCO ASSET ALLOCATION FUNDS

Notes to Financial Statements (Cont.)

September 30, 2013 (Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
PIMCO RealRetirement® 2015 Fund	$51,682	$1,366	$(1,257)	$109
PIMCO RealRetirement® 2020 Fund	93,812	3,080	(1,809)	1,271
PIMCO RealRetirement® 2025 Fund	70,885	3,169	(1,788)	1,381
PIMCO RealRetirement® 2030 Fund	102,143	5,668	(2,160)	3,508
PIMCO RealRetirement® 2035 Fund	64,045	4,432	(1,508)	2,924
PIMCO RealRetirement® 2040 Fund	85,983	6,502	(1,818)	4,684
PIMCO RealRetirement® 2045 Fund	35,488	2,765	(796)	1,969
PIMCO RealRetirement® 2050 Fund	59,051	3,401	(1,096)	2,305
PIMCO RealRetirement® Income and Distribution Fund	61,294	1,423	(1,402)	21
PIMCO Global Multi-Asset Fund	3,559,141	111,849	(249,052)	(137,203)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	145

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
BABs	Build America Bonds	ETN	Exchange Traded Notes	SPDR	Standard & Poor’s Depository Receipts
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	oz.	Ounce
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust

146	PIMCO ASSET ALLOCATION FUNDS

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The

Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	147

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

148	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds.

The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	149

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

150	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	151

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4001SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

Bond Funds

PIMCO Extended Duration Fund

PIMCO GNMA Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund III

PIMCO Total Return Fund IV

PIMCO Unconstrained Bond Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		18
Benchmark Descriptions		21
Financial Highlights		22
Statements of Assets and Liabilities		36
Statements of Operations		40
Statements of Changes in Net Assets		42
Statement of Cash Flows		45
Notes to Financial Statements		180
Glossary		202
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		203

Fund	Fund Summary	Schedule of Investments

PIMCO Extended Duration Fund	6	46
PIMCO GNMA Fund	7	52
PIMCO Investment Grade Corporate Bond Fund	8	57
PIMCO Long Duration Total Return Fund	9	76
PIMCO Long-Term U.S. Government Fund	10	89
PIMCO Moderate Duration Fund	11	95
PIMCO Mortgage-Backed Securities Fund	12	106
PIMCO Mortgage Opportunities Fund	13	112
PIMCO Total Return Fund II	14	120
PIMCO Total Return Fund III	15	130
PIMCO Total Return Fund IV	16	144
PIMCO Unconstrained Bond Fund	17	152

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

2	PIMCO BOND FUNDS

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■

Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, small-cap and mid-cap company risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	—
PIMCO GNMA Fund	07/31/97	07/31/97	04/30/08	—	05/31/01	11/30/00	05/31/01	05/31/01	—
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	04/30/08	09/30/02	07/30/04	07/30/04	—	07/30/04	—
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	—
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	09/23/97	—	01/20/97	01/20/97	01/20/97	—
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—	—
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	12/13/01	04/08/98	07/31/00	07/31/00	07/31/00	—
PIMCO Mortgage Opportunities Fund	10/22/12	10/22/12	10/22/12	—	10/22/12	10/22/12	—	10/22/12	—
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	11/30/94	—	—	—	—	—
PIMCO Total Return Fund III	05/01/91	05/01/91	03/31/09	04/11/97	—	—	—	—	—
PIMCO Total Return Fund IV	05/26/11	05/26/11	05/26/11	—	—	05/26/11	—	06/01/12	—
PIMCO Unconstrained Bond Fund	06/30/08	06/30/08	06/30/08	06/07/13	06/30/08	06/30/08	—	07/31/08	07/31/08

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	86.6%
U.S. Government Agencies	8.4%
Short-Term Instruments	3.7%
Mortgage-Backed Securities	0.9%
Municipal Bonds & Notes	0.3%
Other	0.1%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	-13.27%	-18.83%	9.02%	8.89%
PIMCO Extended Duration Fund Class P	-13.31%	-18.91%	8.92%	8.78%
Citigroup STRIPS Index, 20+ Year Sub-Index	-12.58%	-18.52%	7.48%	8.15%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-2.57%	-0.98%	8.28%	5.90%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.54% for Institutional Class shares and 0.64% for Class P shares.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight positioning to the five- to fifteen-year portion of the U.S. Treasury yield curve detracted from performance as U.S. Treasury yields rose across these maturities during the reporting period.

»	An emphasis on the short-term portion of the U.S. Treasury yield curve added to performance as the two- to thirty-year yield spread steepened during the reporting period.

»	An out-of-benchmark exposure to non-Agency mortgages added to performance as these securities posted positive returns during the reporting period.

»	An out-of-benchmark allocation to long-term Agency mortgages detracted from performance as these securities underperformed like-duration U.S. Treasuries during the reporting period.

6	PIMCO BOND FUNDS

PIMCO GNMA Fund

Institutional Class - PDMIX	Class A - PAGNX
Class P - PPGNX	Class B - PBGNX
Class D - PGNDX	Class C - PCGNX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Government Agencies	88.1%
Short-Term Instruments	6.1%
Mortgage-Backed Securities	4.2%
Asset-Backed Securities	1.0%
U.S. Treasury Obligations	0.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	-1.88%	-2.08%	5.66%	5.30%	6.25%
PIMCO GNMA Fund Class P	-1.93%	-2.17%	5.56%	5.20%	6.15%
PIMCO GNMA Fund Class D	-2.08%	-2.47%	5.24%	4.89%	5.82%
PIMCO GNMA Fund Class A	-2.08%	-2.47%	5.24%	4.88%	5.83%
PIMCO GNMA Fund Class A (adjusted)	-5.75%	-6.09%	4.44%	4.48%	5.58%
PIMCO GNMA Fund Class B	-2.45%	-3.20%	4.46%	4.34%	5.48%
PIMCO GNMA Fund Class B (adjusted)	-5.82%	-6.47%	4.37%	4.34%	5.48%
PIMCO GNMA Fund Class C	-2.44%	-3.19%	4.46%	4.10%	5.03%
PIMCO GNMA Fund Class C (adjusted)	-3.41%	-4.13%	4.46%	4.10%	5.03%
Barclays GNMA Index	-1.41%	-1.90%	4.94%	4.85%	5.58%
Lipper GNMA Funds Average	-2.26%	-2.60%	4.70%	4.21%	4.95%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.91% for Class D shares, 0.91% for Class A shares, 1.66% for Class B shares, and 1.66% for Class C shares.

Portfolio Insights

»

The PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to GNMA 4.5% through 5.5% coupons added to performance relative to the Fund’s benchmark index as these coupons outperformed the broader Barclays GNMA Index during the reporting period.

»	Exposure to mortgage credit added to returns as senior non-Agency mortgage-backed securities (“MBS”) rallied during the reporting period.

»	An overweight duration (or sensitivity to changes in market interest rates) positioning during May 2013 and June 2013 detracted from performance as interest rates rose during this period.

»	A net short position in conventional MBS for most of the reporting period detracted from performance as conventional MBS outperformed the Barclays GNMA Index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO Investment Grade Corporate Bond Fund

Institutional Class - PIGIX	Class D - PBDDX
Class P - PBDPX	Class A - PBDAX
Administrative Class - PGCAX	Class C - PBDCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Banking & Finance	29.6%
Short-Term Instruments	19.0%
Industrials	17.3%
U.S. Treasury Obligations	12.7%
Utilities	6.8%
Other	14.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	-3.47%	-0.10%	11.35%	7.18%	8.36%
PIMCO Investment Grade Corporate Bond Fund Class P	-3.52%	-0.20%	11.24%	7.07%	8.25%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	-3.59%	-0.35%	11.07%	6.91%	8.09%
PIMCO Investment Grade Corporate Bond Fund Class D	-3.67%	-0.50%	10.91%	6.75%	7.93%
PIMCO Investment Grade Corporate Bond Fund Class A	-3.67%	-0.49%	10.91%	6.75%	7.93%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	-7.25%	-4.23%	10.07%	6.34%	7.62%
PIMCO Investment Grade Corporate Bond Fund Class C	-4.03%	-1.23%	10.08%	5.95%	7.13%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	-4.98%	-2.17%	10.08%	5.95%	7.13%
Barclays U.S. Credit Index	-2.74%	-1.90%	8.54%	5.19%	6.60%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-2.57%	-0.98%	8.28%	5.28%	6.45%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance as interest rates in the U.S. rose during the reporting period.

»	An overweight to pipeline credits was negative for performance as the sector underperformed the Barclays U.S. Credit Index (“the Fund’s benchmark index”) during the reporting period.

»	An above-index allocation to banks was positive for performance as the sector outperformed the Fund’s benchmark index.

»	An overweight to the automotive sector was positive for performance as the sector outperformed the Fund’s benchmark index during the reporting period.

»	An overweight to airline equipment trust certificates was negative for relative performance as the sector underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to utilities was positive for performance as the sector underperformed the Fund’s benchmark index during the reporting period.

»	An underweight to technology was negative for performance as the sector outperformed the broader investment grade market.

8	PIMCO BOND FUNDS

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX
Class P - PLRPX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	40.5%
U.S. Treasury Obligations	24.8%
U.S. Government Agencies	15.6%
Municipal Bonds & Notes	7.3%
Short-Term Instruments	4.4%
Other	7.4%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	-7.35%	-7.97%	10.40%	8.28%
PIMCO Long Duration Total Return Fund Class P	-7.39%	-8.06%	10.30%	8.18%
Barclays Long-Term Government/Credit Index	-6.89%	-8.33%	9.07%	7.06%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-2.57%	-0.98%	8.28%	5.90%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.53% for Institutional Class shares and 0.63% for Class P shares.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A slightly below-benchmark U.S. duration (or sensitivity to changes in market interest rates), on average for the period, added to performance as U.S. Treasury yields rose across most maturities during the reporting period.

»	An emphasis on the short-term portion of the U.S. Treasury yield curve added to performance as the two- to thirty-year yield spread steepened during the reporting period.

»	An out-of-benchmark allocation to Canadian developed interest rates detracted from performance as Canadian yields rose across most maturities during the reporting period.

»	An overweight allocation to long-term Agency mortgages detracted from performance as these securities underperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight allocation to corporates detracted from performance as these securities outperformed like-duration U.S. Treasuries during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Class A - PFGAX
Class P - PLTPX	Class B - PFGBX
Administrative Class - PLGBX	Class C - PFGCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	82.6%
U.S. Government Agencies	11.9%
Mortgage-Backed Securities	2.0%
Short-Term Instruments	1.7%
Corporate Bonds & Notes	1.0%
Other	0.8%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	-8.14%	-10.65%	8.63%	6.46%	9.00%
PIMCO Long-Term U.S. Government Fund Class P	-8.19%	-10.75%	8.52%	6.36%	8.91%
PIMCO Long-Term U.S. Government Fund Administrative Class	-8.26%	-10.88%	8.37%	6.20%	8.74%
PIMCO Long-Term U.S. Government Fund Class A	-8.31%	-10.97%	8.23%	6.05%	8.58%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	-11.74%	-14.31%	7.40%	5.64%	8.36%
PIMCO Long-Term U.S. Government Fund Class B	-8.65%	-11.63%	7.42%	5.50%	8.33%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	-11.82%	-14.48%	7.36%	5.50%	8.33%
PIMCO Long-Term U.S. Government Fund Class C	-8.65%	-11.63%	7.42%	5.26%	7.79%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	-9.56%	-12.45%	7.42%	5.26%	7.79%
Barclays Long-Term Treasury Index	-7.69%	-10.58%	6.50%	6.15%	8.18%	**
Lipper General U.S. Government Funds Average	-2.67%	-3.25%	4.07%	3.58%	5.33%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.505% for Institutional Class shares, 0.605% for Class P shares, 0.755% for Administrative Class shares, 0.855% for Class A shares, 1.605% for Class B shares, and 1.605% for Class C shares.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

Despite a below-benchmark duration (or sensitivity to changes in market interest rates) at the beginning and the end of the reporting period, a slightly above-benchmark duration (on average for the reporting period) detracted from performance as U.S. Treasury yields rose across most maturities during the reporting period.

»	An emphasis on the short-term portion of the U.S. Treasury yield curve added to performance as the two- to thirty-year yield spread steepened during the reporting period.

»	An out-of-benchmark exposure to non-Agency mortgages added to performance as these securities rose in value during the reporting period.

»	An out-of-benchmark allocation to long-term Agency mortgages detracted from performance as they underperformed like-duration U.S. Treasuries during the reporting period.

10	PIMCO BOND FUNDS

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Short-Term Instruments	29.4%
U.S. Government Agencies	21.4%
Corporate Bonds & Notes	20.6%
U.S. Treasury Obligations	14.0%
Mortgage-Backed Securities	6.7%
Other	7.9%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	-1.13%	0.39%	7.84%	5.37%	6.27%
PIMCO Moderate Duration Fund Class P	-1.18%	0.29%	7.73%	5.26%	6.16%
Barclays Intermediate Government/Credit Index	-1.10%	-0.50%	4.95%	4.10%	5.39%
Lipper Short-Intermediate Investment Grade Debt Funds Average	-0.83%	-0.10%	4.90%	3.50%	4.67%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares and 0.56% for Class P shares.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed- Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A focus on shorter maturities of the U.S. yield curve and an underweight to longer maturities (primarily implemented via interest rate swaps and Eurodollar futures) added to performance as shorter-term yields outperformed longer-term yields.

»	An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	Exposure to emerging market local rates in Brazil, primarily implemented via interest rate swaps, detracted from performance as Brazilian interest rates rose during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities rose during the reporting period.

»	Exposure to emerging market currencies, specifically the Brazilian real, detracted from performance as the Brazilian real depreciated relative to the U.S. dollar during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class A - PMRAX
Class P - PMRPX	Class B - PMRBX
Administrative Class - PMTAX	Class C - PMRCX
Class D - PTMDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Government Agencies	86.5%
Short-Term Instruments	7.9%
Mortgage-Backed Securities	3.7%
U.S. Treasury Obligations	1.3%
Asset-Backed Securities	0.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	-1.35%	-0.89%	6.17%	5.33%	6.32%
PIMCO Mortgage-Backed Securities Fund Class P	-1.40%	-0.99%	6.06%	5.22%	6.22%
PIMCO Mortgage-Backed Securities Fund Administrative Class	-1.48%	-1.14%	5.90%	5.07%	6.06%
PIMCO Mortgage-Backed Securities Fund Class D	-1.55%	-1.29%	5.75%	4.91%	5.90%
PIMCO Mortgage-Backed Securities Fund Class A	-1.55%	-1.29%	5.75%	4.91%	5.90%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	-5.22%	-4.95%	4.94%	4.51%	5.65%
PIMCO Mortgage-Backed Securities Fund Class B	-1.92%	-2.02%	4.96%	4.36%	5.56%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	-5.33%	-5.34%	4.88%	4.36%	5.56%
PIMCO Mortgage-Backed Securities Fund Class C	-1.92%	-2.03%	4.96%	4.13%	5.11%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	-2.90%	-2.97%	4.96%	4.13%	5.11%
Barclays U.S. MBS Fixed Rate Index	-0.97%	-1.24%	4.70%	4.78%	5.57%
Lipper U.S. Mortgage Funds Average	-1.35%	-0.99%	5.02%	3.94%	4.56%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, and 1.65% for Class C shares.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to lower coupon conventional mortgage-backed securities (“MBS”) benefited performance relative to the Fund’s benchmark index as lower coupon bonds underperformed the broader Barclays U.S. MBS Fixed Rate Index.

»	Exposure to mortgage credit added to returns as senior non-Agency MBS rallied during the reporting period.

»

Tactical duration (or sensitivity to changes in market interest rates) positioning during the reporting period detracted from performance as the Fund was overweight duration in May 2013 when interest rates rose and underweight duration when interest rates fell in September 2013 following the Federal Reserve’s decision not to taper asset purchases.

»

An overweight to Government National Mortgage Association (“GNMA”) securities during most of the reporting period detracted from performance as GNMA securities underperformed the broader Barclays U.S. MBS Fixed Rate Index.

12	PIMCO BOND FUNDS

PIMCO Mortgage Opportunities Fund

Institutional Class - PMZIX	Class A - PMZAX
Class P - PMZPX	Class C - PMZCX
Class D - PMZDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Government Agencies	54.0%
Mortgage-Backed Securities	24.0%
U.S. Treasury Obligations	9.7%
Asset-Backed Securities	7.5%
Short-Term Instruments	4.7%
Corporate Bonds & Notes	0.1%
‡	% of Total Investments as of 09/30/13

Cumulative Total Return for the period ended September 30, 2013
	6 Months*	Fund Inception (10/22/12)
PIMCO Mortgage Opportunities Fund Institutional Class	0.30%	13.13%
PIMCO Mortgage Opportunities Fund Class P	0.25%	13.02%
PIMCO Mortgage Opportunities Fund Class D	0.10%	12.70%
PIMCO Mortgage Opportunities Fund Class A	0.10%	12.68%
PIMCO Mortgage Opportunities Fund Class A (adjusted)	-3.63%	8.45%
PIMCO Mortgage Opportunities Fund Class C	-0.28%	11.92%
PIMCO Mortgage Opportunities Fund Class C (adjusted)	-1.26%	10.92%
3 Month USD LIBOR Index	0.14%	0.29%
Lipper Absolute Return Funds Average	-0.47%	2.43%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Cumulative total return since 10/31/2012.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.62% for Institutional Class shares, 0.72% for Class P shares, 1.02% for Class D shares, 1.02% for Class A shares, and 1.77% for Class C shares.

Portfolio Insights

»

The PIMCO Mortgage Opportunities Fund seeks maximum long-term return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The remainder of the Fund’s assets may be invested in other types of “Fixed Income Instruments,” which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.

»	Exposure to mortgage credit contributed to performance as senior non-Agency MBS rallied during the reporting period.

»	Agency collateralized mortgage obligation (“CMO”) interest-only certificate holdings added to performance as prices for the securities rose during the reporting period.

»	Active Agency MBS positioning in lower coupons, particularly the conventional 3.5% and 4.0% coupons, detracted from performance as these bonds had negative returns during the reporting period.

»	Positive portfolio duration (or sensitivity to changes in market interest rates) detracted from performance as long-term interest rates increased during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

PIMCO Total Return Fund II

Institutional Class - PMBIX	Administrative Class - PRADX
Class P - PMTPX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Government Agencies	40.1%
U.S. Treasury Obligations	18.5%
Short-Term Instruments	14.7%
Mortgage-Backed Securities	9.2%
Corporate Bonds & Notes	8.1%
Municipal Bonds & Notes	6.5%
Other	2.9%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	-2.26%	-1.41%	7.16%	5.56%	6.85%
PIMCO Total Return Fund II Class P	-2.31%	-1.50%	7.05%	5.46%	6.74%
PIMCO Total Return Fund II Administrative Class	-2.39%	-1.65%	6.89%	5.30%	6.58%
Barclays U.S. Aggregate Index	-1.77%	-1.68%	5.41%	4.59%	6.07%
Lipper Core Plus Bond Funds Average	-2.11%	-0.74%	6.86%	4.70%	6.10%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»

A focus on the intermediate portion of the U.S. yield curve and an underweight to longer maturities (primarily implemented via interest rate swaps) detracted from performance as intermediate yields rose more than long-term yields.

»	An allocation U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	An underweight to the investment grade corporate sector detraced from performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities rose during the reporting period.

»	Exposure to taxable Build America Bonds (“BABs”) detracted from performance as the sector underperformed like-duration U.S. Treasuries during the reporting period.

14	PIMCO BOND FUNDS

PIMCO Total Return Fund III

Institutional Class - PTSAX	Administrative Class - PRFAX
Class P - PRAPX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Government Agencies	29.5%
U.S. Treasury Obligations	24.2%
Short-Term Instruments	22.5%
Corporate Bonds & Notes	11.9%
Mortgage-Backed Securities	4.3%
Other	7.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return Fund III Institutional Class	-2.44%	-1.15%	7.89%	5.85%	7.48%
PIMCO Total Return Fund III Class P	-2.48%	-1.25%	7.78%	5.75%	7.38%
PIMCO Total Return Fund III Administrative Class	-2.56%	-1.40%	7.62%	5.59%	7.21%
Barclays U.S. Aggregate Index	-1.77%	-1.68%	5.41%	4.59%	6.40%
Lipper Core Plus Bond Funds Average	-2.11%	-0.74%	6.86%	4.70%	6.25%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, and 0.75% for Administrative Class shares.

Portfolio Insights

»

The PIMCO Total Return Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A focus on the intermediate portion of the U.S. yield curve and an underweight to longer maturities (primarily implemented via interest rate swaps) detracted from performance as intermediate yields rose more than long-term yields.

»	An allocation U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	Exposure to Canadian duration (or sensitivity to changes in market interest rates) detracted from returns as Canadian interest rates rose during the reporting period.

»	An allocation to high yield corporate bonds added to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to non-Agency mortgage-backed securities added to returns as prices on these securities rose during the reporting period.

»

Exposure to emerging market currencies, specifically the Brazilian real and Mexican peso, detracted from performance as these currencies depreciated relative to the U.S. dollar during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

PIMCO Total Return Fund IV

Institutional Class - PTUIX	Class A - PTUZX
Class P - PTUPX	Class C - PTUCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Government Agencies	28.6%
Short-Term Instruments	26.6%
U.S. Treasury Obligations	23.0%
Corporate Bonds & Notes	10.1%
Municipal Bonds & Notes	4.7%
Other	7.0%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (05/26/11)
PIMCO Total Return Fund IV Institutional Class	-2.35%	-0.55%	5.82%
PIMCO Total Return Fund IV Class P	-2.40%	-0.65%	5.72%
PIMCO Total Return Fund IV Class A	-2.52%	-0.89%	5.47%
PIMCO Total Return Fund IV Class A (adjusted)	-6.14%	-4.64%	3.76%
PIMCO Total Return Fund IV Class C	-2.89%	-1.64%	4.66%
PIMCO Total Return Fund IV Class C (adjusted)	-3.86%	-2.58%	4.66%
Barclays U.S. Aggregate Index	-1.77%	-1.68%	2.97%
Lipper Core Plus Bond Funds Average	-2.11%	-0.74%	3.61%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 05/31/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.85% for Class A shares, and 1.60% for Class C shares.

Portfolio Insights

»

The PIMCO Total Return Fund IV seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A focus on the intermediate portion of the U.S. yield curve and an underweight to longer maturities (primarily implemented via interest rate swaps) detracted from performance as intermediate yields rose more than long-term yields.

»	An allocation U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation levels narrowed during the reporting period.

»	Exposure to Canadian duration (or sensitivity to changes in market interest rates) detracted from returns as Canadian interest rates rose during the reporting period.

»	Exposure to corporates within the financials sector added to returns as the sector outperformed the broader corporate market during the reporting period.

»

Exposure to emerging market currencies, specifically the Brazilian real and Mexican peso, detracted from performance as these currencies depreciated relative to the U.S. dollar during the reporting period.

16	PIMCO BOND FUNDS

PIMCO Unconstrained Bond Fund

Institutional Class - PFIUX	Class A - PUBAX
Class P - PUCPX	Class C - PUBCX
Administrative Class - PUBFX	Class R - PUBRX
Class D - PUBDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	31.2%
Short-Term Instruments	27.1%
Corporate Bonds & Notes	12.7%
Mortgage-Backed Securities	7.0%
Sovereign Issues	6.7%
U.S. Government Agencies	6.3%
Asset-Backed Securities	5.4%
Other	3.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	-2.28%	-0.74%	5.75%	5.41%
PIMCO Unconstrained Bond Fund Class P	-2.33%	-0.84%	5.65%	5.31%
PIMCO Unconstrained Bond Fund Administrative Class	-2.40%	-0.99%	5.49%	5.15%
PIMCO Unconstrained Bond Fund Class D	-2.47%	-1.14%	5.33%	4.99%
PIMCO Unconstrained Bond Fund Class A	-2.47%	-1.14%	5.33%	4.99%
PIMCO Unconstrained Bond Fund Class A (adjusted)	-6.13%	-4.82%	4.52%	4.23%
PIMCO Unconstrained Bond Fund Class C	-2.77%	-1.73%	4.59%	4.25%
PIMCO Unconstrained Bond Fund Class C (adjusted)	-3.74%	-2.69%	4.59%	4.25%
PIMCO Unconstrained Bond Fund Class R	-2.59%	-1.38%	5.07%	4.73%
3 Month USD LIBOR Index	0.14%	0.31%	0.63%	0.74%
Lipper Alternative Credit Focus Funds Average**	-1.49%	1.08%	6.73%	5.46%

All Fund returns are net of fees and expenses.

*   Cumulative return.

** The Lipper Average for the Fund was changed to the Lipper Alternative Global Macro Funds Average on October 18, 2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.16% for Admininstrative Class shares, 1.31% for Class D shares, 1.31% for Class A shares, 2.06% for Class C shares, and 1.56% for Class R shares.

Portfolio Insights

»

The PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Government and interest rate positioning was net negative for performance, driven by intermediate and long positioning in the U.S. as sovereign yields rose. Duration (or sensitivity to changes in market interest rates) hedging, primarily via swaps in the U.S. and the Eurozone, partially offset those losses as swap rates rose over the reporting period.

»	Short exposure to corporates detracted from performance, driven primarily by buy-protection positions in CDX/iTraxx indexes as spreads decreased over the reporting period.

»	Net long exposure to the securitized sector marginally detracted from returns. The Barclays U.S. Securitized Index posted negative returns over the reporting period.

»	Exposure to emerging markets detracted from performance, driven primarily by long exposure to interest rates in Brazil as rates rose over the reporting period.

»	Exposure to municipal bonds detracted from returns as these holdings generally declined in value over the reporting period.

»

Currency positions added to performance, driven primarily by the Fund’s short exposure to the Australian dollar and Japanese yen (which experienced negative total returns over the reporting period). Short exposure to the euro, which appreciated, partially offset net gains in currency positioning.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$867.30	$2.43	$1,000.00	$1,022.46	$2.64	0.52%
Class P	1,000.00	866.90	2.90	1,000.00	1,021.96	3.14	0.62
PIMCO GNMA Fund
Institutional Class	$1,000.00	$981.20	$2.53	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	980.70	3.03	1,000.00	1,022.01	3.09	0.61
Class D	1,000.00	979.20	4.52	1,000.00	1,020.51	4.61	0.91
Class A	1,000.00	979.20	4.52	1,000.00	1,020.51	4.61	0.91
Class B	1,000.00	975.50	8.22	1,000.00	1,016.75	8.39	1.66
Class C	1,000.00	975.60	8.22	1,000.00	1,016.75	8.39	1.66
PIMCO Investment Grade Corporate Bond Fund
Institutional Class	$1,000.00	$965.30	$2.46	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	964.80	2.96	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	964.10	3.69	1,000.00	1,021.31	3.80	0.75
Class D	1,000.00	963.30	4.43	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	963.30	4.43	1,000.00	1,020.56	4.56	0.90
Class C	1,000.00	959.70	8.11	1,000.00	1,016.80	8.34	1.65

18	PIMCO BOND FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$926.50	$2.46	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	926.10	2.95	1,000.00	1,022.01	3.09	0.61
PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$918.60	$2.33	$1,000.00	$1,022.64	$2.46	0.485%
Class P	1,000.00	918.10	2.81	1,000.00	1,022.14	2.97	0.585
Administrative Class	1,000.00	917.40	3.53	1,000.00	1,021.38	3.72	0.735
Class A	1,000.00	916.90	4.01	1,000.00	1,020.88	4.23	0.835
Class B	1,000.00	913.50	7.60	1,000.00	1,017.12	8.01	1.585
Class C	1,000.00	913.50	7.60	1,000.00	1,017.12	8.01	1.585
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$988.70	$2.29	$1,000.00	$1,022.76	$2.33	0.46%
Class P	1,000.00	988.20	2.79	1,000.00	1,022.26	2.84	0.56
PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$986.50	$2.49	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	986.00	2.99	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	985.20	3.73	1,000.00	1,021.31	3.80	0.75
Class D	1,000.00	984.50	4.48	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	984.50	4.48	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	980.80	8.19	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	980.80	8.19	1,000.00	1,016.80	8.34	1.65
PIMCO Mortgage Opportunities Fund
Institutional Class	$1,000.00	$1,003.00	$3.06	$1,000.00	$1,022.01	$3.09	0.61%
Class P	1,000.00	1,002.50	3.56	1,000.00	1,021.51	3.60	0.71
Class D	1,000.00	1,001.00	5.07	1,000.00	1,020.00	5.11	1.01
Class A	1,000.00	1,001.00	5.07	1,000.00	1,020.00	5.11	1.01
Class C	1,000.00	997.20	8.81	1,000.00	1,016.24	8.90	1.76
PIMCO Total Return Fund II
Institutional Class	$1,000.00	$977.40	$2.48	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	976.90	2.97	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	976.10	3.72	1,000.00	1,021.31	3.80	0.75
PIMCO Total Return Fund III
Institutional Class	$1,000.00	$975.60	$2.48	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	975.20	2.97	1,000.00	1,022.06	3.04	0.60
Administrative Class	1,000.00	974.40	3.71	1,000.00	1,021.31	3.80	0.75
PIMCO Total Return Fund IV
Institutional Class	$1,000.00	$976.50	$2.48	$1,000.00	$1,022.56	$2.54	0.50%
Class P	1,000.00	976.00	2.97	1,000.00	1,022.06	3.04	0.60
Class A	1,000.00	974.80	4.21	1,000.00	1,020.81	4.31	0.85
Class C	1,000.00	971.10	7.91	1,000.00	1,017.05	8.09	1.60

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Unconstrained Bond Fund
Institutional Class	$1,000.00	$977.20	$4.51	$1,000.00	$1,020.51	$4.61	0.91%
Class P	1,000.00	976.70	5.00	1,000.00	1,020.00	5.11	1.01
Administrative Class(a)	1,000.00	976.00	3.55	1,000.00	1,019.25	5.87	1.16
Class D	1,000.00	975.30	6.49	1,000.00	1,018.50	6.63	1.31
Class A	1,000.00	975.30	6.49	1,000.00	1,018.50	6.63	1.31
Class C	1,000.00	972.30	9.20	1,000.00	1,015.74	9.40	1.86
Class R	1,000.00	974.10	7.67	1,000.00	1,017.30	7.84	1.55

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 6/7/13 for Actual Performance. Expenses paid in the Actual Performance section are equal to the Net Annualized Expense Ratio for the Administrative Class, multiplied by the average account value over the period, multiplied by 113/365 for the Administrative Class shares of the PIMCO Unconstrained Bond Fund (to reflect the period since the inception date of 6/7/13). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

20	PIMCO BOND FUNDS

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Barclays GNMA Index	Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Intermediate Government/Credit Index	Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Government/Credit Index	Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Treasury Index	Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Credit Index	Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Barclays Credit Investment Grade Index. It is not possible to invest directly in an unmanaged index.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month- end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Extended Duration Fund
Institutional Class
04/01/2013 - 09/30/2013+	$7.82	$0.11		$(1.14)	$(1.03)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2013	9.59	0.27		0.87	1.14	(0.26)	(2.65)	0.00	(2.91)
03/31/2012	7.49	0.32		2.96	3.28	(0.31)	(0.87)	0.00	(1.18)
03/31/2011	7.39	0.33		0.39	0.72	(0.32)	(0.30)	0.00	(0.62)
03/31/2010	12.56	0.42		(2.38)	(1.96)	(0.44)	(2.77)	0.00	(3.21)
03/31/2009	10.90	0.44		2.08	2.52	(0.43)	(0.43)	0.00	(0.86)
Class P
04/01/2013 - 09/30/2013+	7.82	0.11		(1.14)	(1.03)	(0.11)	0.00	0.00	(0.11)
03/31/2013	9.59	0.27		0.86	1.13	(0.25)	(2.65)	0.00	(2.90)
03/31/2012	7.49	0.30		2.97	3.27	(0.30)	(0.87)	0.00	(1.17)
03/31/2011	7.39	0.32		0.39	0.71	(0.31)	(0.30)	0.00	(0.61)
03/31/2010	12.56	0.41		(2.38)	(1.97)	(0.43)	(2.77)	0.00	(3.20)
09/11/2008 - 03/31/2009	11.21	0.26		1.76	2.02	(0.24)	(0.43)	0.00	(0.67)

PIMCO GNMA Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.54	$0.06		$(0.28)	$(0.22)	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2013	11.75	0.13		0.17	0.30	(0.33)	(0.18)	0.00	(0.51)
03/31/2012	11.42	0.21		0.72	0.93	(0.26)	(0.34)	0.00	(0.60)
03/31/2011	11.62	0.26		0.42	0.68	(0.27)	(0.61)	0.00	(0.88)
03/31/2010	11.33	0.35		0.66	1.01	(0.40)	(0.32)	0.00	(0.72)
03/31/2009	11.37	0.51		0.11	0.62	(0.53)	(0.13)	0.00	(0.66)
Class P
04/01/2013 - 09/30/2013+	11.54	0.06		(0.28)	(0.22)	(0.18)	0.00	0.00	(0.18)
03/31/2013	11.75	0.12		0.17	0.29	(0.32)	(0.18)	0.00	(0.50)
03/31/2012	11.42	0.20		0.72	0.92	(0.25)	(0.34)	0.00	(0.59)
03/31/2011	11.62	0.25		0.42	0.67	(0.26)	(0.61)	0.00	(0.87)
03/31/2010	11.33	0.32		0.67	0.99	(0.38)	(0.32)	0.00	(0.70)
04/30/2008 - 03/31/2009	11.32	0.46		0.15	0.61	(0.47)	(0.13)	0.00	(0.60)
Class D
04/01/2013 - 09/30/2013+	11.54	0.04		(0.28)	(0.24)	(0.16)	0.00	0.00	(0.16)
03/31/2013	11.75	0.09		0.16	0.25	(0.28)	(0.18)	0.00	(0.46)
03/31/2012	11.42	0.16		0.72	0.88	(0.21)	(0.34)	0.00	(0.55)
03/31/2011	11.62	0.22		0.41	0.63	(0.22)	(0.61)	0.00	(0.83)
03/31/2010	11.33	0.30		0.66	0.96	(0.35)	(0.32)	0.00	(0.67)
03/31/2009	11.37	0.48		0.09	0.57	(0.48)	(0.13)	0.00	(0.61)
Class A
04/01/2013 - 09/30/2013+	11.54	0.04		(0.28)	(0.24)	(0.16)	0.00	0.00	(0.16)
03/31/2013	11.75	0.09		0.16	0.25	(0.28)	(0.18)	0.00	(0.46)
03/31/2012	11.42	0.16		0.72	0.88	(0.21)	(0.34)	0.00	(0.55)
03/31/2011	11.62	0.21		0.42	0.63	(0.22)	(0.61)	0.00	(0.83)
03/31/2010	11.33	0.30		0.66	0.96	(0.35)	(0.32)	0.00	(0.67)
03/31/2009	11.37	0.48		0.09	0.57	(0.48)	(0.13)	0.00	(0.61)
Class B
04/01/2013 - 09/30/2013+	11.54	(0.00	)^	(0.28)	(0.28)	(0.12)	0.00	0.00	(0.12)
03/31/2013	11.75	0.00	^	0.16	0.16	(0.19)	(0.18)	0.00	(0.37)
03/31/2012	11.42	0.08		0.71	0.79	(0.12)	(0.34)	0.00	(0.46)
03/31/2011	11.62	0.12		0.42	0.54	(0.13)	(0.61)	0.00	(0.74)
03/31/2010	11.33	0.22		0.65	0.87	(0.26)	(0.32)	0.00	(0.58)
03/31/2009	11.37	0.39		0.10	0.49	(0.40)	(0.13)	0.00	(0.53)
Class C
04/01/2013 - 09/30/2013+	11.54	(0.00	)^	(0.28)	(0.28)	(0.12)	0.00	0.00	(0.12)
03/31/2013	11.75	0.00	^	0.16	0.16	(0.19)	(0.18)	0.00	(0.37)
03/31/2012	11.42	0.08		0.72	0.80	(0.13)	(0.34)	0.00	(0.47)
03/31/2011	11.62	0.13		0.41	0.54	(0.13)	(0.61)	0.00	(0.74)
03/31/2010	11.33	0.21		0.66	0.87	(0.26)	(0.32)	0.00	(0.58)
03/31/2009	11.37	0.39		0.10	0.49	(0.40)	(0.13)	0.00	(0.53)

Please see footnotes on page 34.

22	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$6.68	(13.27)%	$209,095	0.52	%*	0.52	%*	0.50	%*	0.50	%*	3.07	%*	30%
7.82	10.35	251,318	0.54		0.54		0.50		0.50		2.69		113
9.59	43.47	305,425	0.50		0.50		0.50		0.50		3.41		355
7.49	9.48	381,563	0.51		0.51		0.50		0.50		3.94		412
7.39	(16.80)	324,253	0.50		0.50		0.50		0.50		4.42		615
12.56	23.62	195,036	0.57		0.57		0.50		0.50		3.88		780

6.68	(13.31)	13,169	0.62	*	0.62	*	0.60	*	0.60	*	2.96	*	30
7.82	10.24	16,320	0.64		0.64		0.60		0.60		2.55		113
9.59	43.33	73,634	0.60		0.60		0.60		0.60		3.12		355
7.49	9.37	1,016	0.61		0.61		0.60		0.60		3.82		412
7.39	(16.87)	881	0.60		0.60		0.60		0.60		4.29		615
12.56	18.01	978	0.66	*	0.66	*	0.60	*	0.60	*	3.79	*	780

$11.14	(1.88)%	$331,430	0.51	%*	0.51	%*	0.50	%*	0.50	%*	1.11	%*	564%
11.54	2.59	486,148	0.51		0.51		0.50		0.50		1.14		1,502
11.75	8.27	660,966	0.50		0.50		0.50		0.50		1.77		2,397
11.42	5.88	391,519	0.51		0.51		0.50		0.50		2.21		1,990
11.62	9.02	436,282	0.50		0.50		0.50		0.50		2.99		1,747
11.33	5.73	375,682	0.66		0.66		0.50		0.50		4.59		1,652

11.14	(1.93)	74,600	0.61	*	0.61	*	0.60	*	0.60	*	1.02	*	564
11.54	2.49	110,566	0.61		0.61		0.60		0.60		1.05		1,502
11.75	8.16	114,939	0.60		0.60		0.60		0.60		1.66		2,397
11.42	5.78	62,198	0.61		0.61		0.60		0.60		2.14		1,990
11.62	8.92	39,309	0.60		0.60		0.60		0.60		2.74		1,747
11.33	5.63	11	0.76	*	0.76	*	0.60	*	0.60	*	4.47	*	1,652

11.14	(2.08)	143,913	0.91	*	0.91	*	0.90	*	0.90	*	0.70	*	564
11.54	2.18	219,259	0.91		0.91		0.90		0.90		0.74		1,502
11.75	7.84	295,028	0.90		0.90		0.90		0.90		1.38		2,397
11.42	5.46	147,172	0.91		0.91		0.90		0.90		1.82		1,990
11.62	8.59	132,564	0.90		0.90		0.90		0.90		2.60		1,747
11.33	5.30	139,917	1.06		1.06		0.90		0.90		4.26		1,652

11.14	(2.08)	405,841	0.91	*	0.91	*	0.90	*	0.90	*	0.72	*	564
11.54	2.18	583,927	0.91		0.91		0.90		0.90		0.75		1,502
11.75	7.84	706,763	0.90		0.90		0.90		0.90		1.39		2,397
11.42	5.46	474,744	0.91		0.91		0.90		0.90		1.82		1,990
11.62	8.59	455,544	0.90		0.90		0.90		0.90		2.58		1,747
11.33	5.31	343,522	1.06		1.06		0.90		0.90		4.26		1,652

11.14	(2.45)	5,110	1.66	*	1.66	*	1.65	*	1.65	*	(0.03	)*	564
11.54	1.42	7,790	1.66		1.66		1.65		1.65		0.02		1,502
11.75	7.03	10,998	1.65		1.65		1.65		1.65		0.71		2,397
11.42	4.68	16,908	1.66		1.66		1.65		1.65		1.03		1,990
11.62	7.78	35,303	1.65		1.65		1.65		1.65		1.86		1,747
11.33	4.52	39,447	1.81		1.81		1.65		1.65		3.49		1,652

11.14	(2.44)	175,856	1.66	*	1.66	*	1.65	*	1.65	*	(0.05	)*	564
11.54	1.42	275,788	1.66		1.66		1.65		1.65		0.01		1,502
11.75	7.03	289,101	1.65		1.65		1.65		1.65		0.66		2,397
11.42	4.68	225,520	1.66		1.66		1.65		1.65		1.06		1,990
11.62	7.78	246,550	1.65		1.65		1.65		1.65		1.80		1,747
11.33	4.52	144,761	1.81		1.81		1.65		1.65		3.50		1,652

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Investment Grade Corporate Bond Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.14	$0.19	$(0.57)	$(0.38)	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2013	10.60	0.40	0.89	1.29	(0.52)	(0.23)	0.00	(0.75)
03/31/2012	10.57	0.46	0.39	0.85	(0.52)	(0.30)	0.00	(0.82)
03/31/2011	11.18	0.56	0.51	1.07	(0.60)	(1.08)	0.00	(1.68)
03/31/2010	9.66	0.61	1.90	2.51	(0.65)	(0.34)	0.00	(0.99)
03/31/2009	10.44	0.52	(0.74)	(0.22)	(0.52)	(0.04)	0.00	(0.56)
Class P
04/01/2013 - 09/30/2013+	11.14	0.19	(0.58)	(0.39)	(0.19)	0.00	0.00	(0.19)
03/31/2013	10.60	0.39	0.89	1.28	(0.51)	(0.23)	0.00	(0.74)
03/31/2012	10.57	0.43	0.41	0.84	(0.51)	(0.30)	0.00	(0.81)
03/31/2011	11.18	0.54	0.52	1.06	(0.59)	(1.08)	0.00	(1.67)
03/31/2010	9.66	0.61	1.89	2.50	(0.64)	(0.34)	0.00	(0.98)
04/30/2008 - 03/31/2009	10.51	0.45	(0.80)	(0.35)	(0.46)	(0.04)	0.00	(0.50)
Administrative Class
04/01/2013 - 09/30/2013+	11.14	0.18	(0.58)	(0.40)	(0.18)	0.00	0.00	(0.18)
03/31/2013	10.60	0.38	0.88	1.26	(0.49)	(0.23)	0.00	(0.72)
03/31/2012	10.57	0.40	0.42	0.82	(0.49)	(0.30)	0.00	(0.79)
03/31/2011	11.18	0.53	0.51	1.04	(0.57)	(1.08)	0.00	(1.65)
03/31/2010	9.66	0.59	1.89	2.48	(0.62)	(0.34)	0.00	(0.96)
03/31/2009	10.44	0.50	(0.74)	(0.24)	(0.50)	(0.04)	0.00	(0.54)
Class D
04/01/2013 - 09/30/2013+	11.14	0.17	(0.58)	(0.41)	(0.17)	0.00	0.00	(0.17)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00	(0.78)
03/31/2011	11.18	0.51	0.52	1.03	(0.56)	(1.08)	0.00	(1.64)
03/31/2010	9.66	0.57	1.90	2.47	(0.61)	(0.34)	0.00	(0.95)
03/31/2009	10.44	0.50	(0.76)	(0.26)	(0.48)	(0.04)	0.00	(0.52)
Class A
04/01/2013 - 09/30/2013+	11.14	0.17	(0.58)	(0.41)	(0.17)	0.00	0.00	(0.17)
03/31/2013	10.60	0.36	0.89	1.25	(0.48)	(0.23)	0.00	(0.71)
03/31/2012	10.57	0.41	0.40	0.81	(0.48)	(0.30)	0.00	(0.78)
03/31/2011	11.18	0.51	0.52	1.03	(0.56)	(1.08)	0.00	(1.64)
03/31/2010	9.66	0.57	1.90	2.47	(0.61)	(0.34)	0.00	(0.95)
03/31/2009	10.44	0.48	(0.74)	(0.26)	(0.48)	(0.04)	0.00	(0.52)
Class C
04/01/2013 - 09/30/2013+	11.14	0.13	(0.58)	(0.45)	(0.13)	0.00	0.00	(0.13)
03/31/2013	10.60	0.28	0.89	1.17	(0.40)	(0.23)	0.00	(0.63)
03/31/2012	10.57	0.33	0.40	0.73	(0.40)	(0.30)	0.00	(0.70)
03/31/2011	11.18	0.42	0.52	0.94	(0.47)	(1.08)	0.00	(1.55)
03/31/2010	9.66	0.49	1.90	2.39	(0.53)	(0.34)	0.00	(0.87)
03/31/2009	10.44	0.41	(0.74)	(0.33)	(0.41)	(0.04)	0.00	(0.45)

PIMCO Long Duration Total Return Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.83	$0.22	$(1.08)	$(0.86)	$(0.22)	$0.00	$0.00	$(0.22)
03/31/2013	11.54	0.47	0.72	1.19	(0.44)	(0.46)	0.00	(0.90)
03/31/2012	10.75	0.50	1.29	1.79	(0.49)	(0.51)	0.00	(1.00)
03/31/2011	10.72	0.53	0.46	0.99	(0.59)	(0.37)	0.00	(0.96)
03/31/2010	10.14	0.54	0.95	1.49	(0.57)	(0.34)	0.00	(0.91)
03/31/2009	10.51	0.51	(0.25)	0.26	(0.50)	(0.13)	0.00	(0.63)
Class P
04/01/2013 - 09/30/2013+	11.83	0.22	(1.09)	(0.87)	(0.21)	0.00	0.00	(0.21)
03/31/2013	11.54	0.46	0.72	1.18	(0.43)	(0.46)	0.00	(0.89)
03/31/2012	10.75	0.49	1.29	1.78	(0.48)	(0.51)	0.00	(0.99)
03/31/2011	10.72	0.51	0.47	0.98	(0.58)	(0.37)	0.00	(0.95)
03/31/2010	10.14	0.53	0.95	1.48	(0.56)	(0.34)	0.00	(0.90)
09/11/2008 - 03/31/2009	10.37	0.30	(0.12)	0.18	(0.28)	(0.13)	0.00	(0.41)

Please see footnotes on page 34.

24	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.56	(3.47)%	$3,793,102	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.53	%*	44%
11.14	12.39	6,378,075	0.50		0.50		0.50		0.50		3.64		165
10.60	8.29	4,404,375	0.50		0.50		0.50		0.50		4.31		124
10.57	10.04	4,132,194	0.50		0.50		0.50		0.50		4.98		325
11.18	26.70	4,687,510	0.50		0.50		0.50		0.50		5.65		248
9.66	(2.03)	3,117,364	0.50		0.50		0.50		0.50		5.28		348

10.56	(3.52)	364,848	0.60	*	0.60	*	0.60	*	0.60	*	3.43	*	44
11.14	12.28	554,328	0.60		0.60		0.60		0.60		3.54		165
10.60	8.19	392,153	0.60		0.60		0.60		0.60		4.09		124
10.57	9.93	147,668	0.60		0.60		0.60		0.60		4.86		325
11.18	26.58	137,987	0.60		0.60		0.60		0.60		5.52		248
9.66	(3.24)	10	0.60	*	0.60	*	0.60	*	0.60	*	4.97	*	348

10.56	(3.59)	159,653	0.75	*	0.75	*	0.75	*	0.75	*	3.27	*	44
11.14	12.11	238,471	0.75		0.75		0.75		0.75		3.39		165
10.60	8.03	172,288	0.75		0.75		0.75		0.75		3.83		124
10.57	9.76	45,160	0.75		0.75		0.75		0.75		4.76		325
11.18	26.39	55,024	0.75		0.75		0.75		0.75		5.38		248
9.66	(2.26)	6,183	0.75		0.75		0.75		0.75		5.10		348

10.56	(3.67)	592,220	0.90	*	0.90	*	0.90	*	0.90	*	3.13	*	44
11.14	11.95	980,086	0.90		0.90		0.90		0.90		3.24		165
10.60	7.86	573,259	0.90		0.90		0.90		0.90		3.86		124
10.57	9.60	336,201	0.90		0.90		0.90		0.90		4.54		325
11.18	26.21	306,182	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.42)	191,774	0.90		0.90		0.90		0.90		5.13		348

10.56	(3.67)	1,350,975	0.90	*	0.90	*	0.90	*	0.90	*	3.12	*	44
11.14	11.94	1,768,357	0.90		0.90		0.90		0.90		3.24		165
10.60	7.86	1,236,863	0.90		0.90		0.90		0.90		3.85		124
10.57	9.60	727,685	0.90		0.90		0.90		0.90		4.55		325
11.18	26.21	621,321	0.90		0.90		0.90		0.90		5.24		248
9.66	(2.44)	376,473	0.90		0.90		0.90		0.90		4.92		348

10.56	(4.03)	766,790	1.65	*	1.65	*	1.65	*	1.65	*	2.37	*	44
11.14	11.12	1,003,538	1.65		1.65		1.65		1.65		2.49		165
10.60	7.06	660,637	1.65		1.65		1.65		1.65		3.11		124
10.57	8.79	438,435	1.65		1.65		1.65		1.65		3.80		325
11.18	25.27	350,334	1.65		1.65		1.65		1.65		4.47		248
9.66	(3.16)	121,602	1.65		1.65		1.65		1.65		4.16		348

$10.75	(7.35)%	$5,733,129	0.51	%*	0.51	%*	0.50	%*	0.50	%*	3.98	%*	41%
11.83	10.36	6,669,123	0.53		0.53		0.50		0.50		3.86		81
11.54	16.91	5,815,733	0.50		0.50		0.50		0.50		4.33		219
10.75	9.31	5,130,906	0.51		0.51		0.50		0.50		4.71		240
10.72	14.91	3,976,419	0.51		0.51		0.50		0.50		5.02		364
10.14	2.63	2,431,539	0.51		0.51		0.50		0.50		5.02		398

10.75	(7.39)	17,953	0.61	*	0.61	*	0.60	*	0.60	*	3.88	*	41
11.83	10.25	21,240	0.63		0.63		0.60		0.60		3.75		81
11.54	16.79	12,896	0.60		0.60		0.60		0.60		4.20		219
10.75	9.21	6,894	0.61		0.61		0.60		0.60		4.58		240
10.72	14.83	2,493	0.61		0.61		0.60		0.60		4.89		364
10.14	1.86	914	0.61	*	0.61	*	0.60	*	0.60	*	5.41	*	398

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Long-Term U.S. Government Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.78	$0.14	$(1.01)	$(0.87)	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2013	10.89	0.30	0.65	0.95	(0.29)	(0.77)	0.00	(1.06)
03/31/2012	10.39	0.36	1.97	2.33	(0.36)	(1.47)	0.00	(1.83)
03/31/2011	10.79	0.43	0.56	0.99	(0.46)	(0.93)	0.00	(1.39)
03/31/2010	11.58	0.46	(0.24)	0.22	(0.50)	(0.51)	0.00	(1.01)
03/31/2009	11.30	0.46	0.37	0.83	(0.47)	(0.08)	0.00	(0.55)
Class P
04/01/2013 - 09/30/2013+	10.78	0.13	(1.01)	(0.88)	(0.13)	0.00	0.00	(0.13)
03/31/2013	10.89	0.30	0.64	0.94	(0.28)	(0.77)	0.00	(1.05)
03/31/2012	10.39	0.35	1.97	2.32	(0.35)	(1.47)	0.00	(1.82)
03/31/2011	10.79	0.41	0.57	0.98	(0.45)	(0.93)	0.00	(1.38)
03/31/2010	11.58	0.44	(0.23)	0.21	(0.49)	(0.51)	0.00	(1.00)
04/30/2008 - 03/31/2009	11.08	0.42	0.59	1.01	(0.43)	(0.08)	0.00	(0.51)
Administrative Class
04/01/2013 - 09/30/2013+	10.78	0.13	(1.02)	(0.89)	(0.12)	0.00	0.00	(0.12)
03/31/2013	10.89	0.28	0.64	0.92	(0.26)	(0.77)	0.00	(1.03)
03/31/2012	10.39	0.33	1.97	2.30	(0.33)	(1.47)	0.00	(1.80)
03/31/2011	10.79	0.40	0.56	0.96	(0.43)	(0.93)	0.00	(1.36)
03/31/2010	11.58	0.44	(0.25)	0.19	(0.47)	(0.51)	0.00	(0.98)
03/31/2009	11.30	0.44	0.36	0.80	(0.44)	(0.08)	0.00	(0.52)
Class A
04/01/2013 - 09/30/2013+	10.78	0.12	(1.01)	(0.89)	(0.12)	0.00	0.00	(0.12)
03/31/2013	10.89	0.26	0.65	0.91	(0.25)	(0.77)	0.00	(1.02)
03/31/2012	10.39	0.32	1.97	2.29	(0.32)	(1.47)	0.00	(1.79)
03/31/2011	10.79	0.38	0.56	0.94	(0.41)	(0.93)	0.00	(1.34)
03/31/2010	11.58	0.42	(0.25)	0.17	(0.45)	(0.51)	0.00	(0.96)
03/31/2009	11.30	0.42	0.37	0.79	(0.43)	(0.08)	0.00	(0.51)
Class B
04/01/2013 - 09/30/2013+	10.78	0.08	(1.01)	(0.93)	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.89	0.18	0.64	0.82	(0.16)	(0.77)	0.00	(0.93)
03/31/2012	10.39	0.24	1.97	2.21	(0.24)	(1.47)	0.00	(1.71)
03/31/2011	10.79	0.30	0.56	0.86	(0.33)	(0.93)	0.00	(1.26)
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)	0.00	(0.88)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)	0.00	(0.42)
Class C
04/01/2013 - 09/30/2013+	10.78	0.08	(1.01)	(0.93)	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.89	0.18	0.64	0.82	(0.16)	(0.77)	0.00	(0.93)
03/31/2012	10.39	0.23	1.98	2.21	(0.24)	(1.47)	0.00	(1.71)
03/31/2011	10.79	0.29	0.57	0.86	(0.33)	(0.93)	0.00	(1.26)
03/31/2010	11.58	0.34	(0.25)	0.09	(0.37)	(0.51)	0.00	(0.88)
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)	0.00	(0.42)

PIMCO Moderate Duration Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.89	$0.09	$(0.21)	$(0.12)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2013	10.74	0.23	0.49	0.72	(0.32)	(0.25)	0.00	(0.57)
03/31/2012	10.69	0.23	0.25	0.48	(0.26)	(0.17)	0.00	(0.43)
03/31/2011	10.73	0.27	0.44	0.71	(0.32)	(0.43)	0.00	(0.75)
03/31/2010	9.67	0.36	1.30	1.66	(0.42)	(0.18)	0.00	(0.60)
03/31/2009	10.34	0.47	(0.49)	(0.02)	(0.51)	(0.14)	0.00	(0.65)
Class P
04/01/2013 - 09/30/2013+	10.89	0.09	(0.22)	(0.13)	(0.11)	0.00	0.00	(0.11)
03/31/2013	10.74	0.22	0.49	0.71	(0.31)	(0.25)	0.00	(0.56)
03/31/2012	10.69	0.22	0.25	0.47	(0.25)	(0.17)	0.00	(0.42)
03/31/2011	10.73	0.27	0.43	0.70	(0.31)	(0.43)	0.00	(0.74)
12/31/2009 - 03/31/2010	10.48	0.06	0.26	0.32	(0.07)	0.00	0.00	(0.07)

Please see footnotes on page 34.

26	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$9.77	(8.14)%	$1,161,671	0.48	5%*	0.48	5%*	0.47	5%*	0.47	5%*	2.74	%*	57%
10.78	8.49	1,546,068	0.50	5	0.50	5	0.47	5	0.47	5	2.63		143
10.89	22.39	812,883	0.48	5	0.48	5	0.47	5	0.47	5	3.14		426
10.39	9.13	443,715	0.48	5	0.48	5	0.47	5	0.47	5	3.78		363
10.79	1.92	1,175,131	0.49	5	0.49	5	0.47	5	0.47	5	4.09		415
11.58	7.69	568,232	0.50	5	0.50	5	0.47	5	0.47	5	4.19		367

9.77	(8.19)	31,300	0.58	5*	0.58	5*	0.57	5*	0.57	5*	2.61	*	57
10.78	8.38	40,134	0.60	5	0.60	5	0.57	5	0.57	5	2.52		143
10.89	22.27	403,440	0.58	5	0.58	5	0.57	5	0.57	5	3.03		426
10.39	9.03	57,226	0.58	5	0.58	5	0.57	5	0.57	5	3.61		363
10.79	1.79	10,934	0.59	5	0.59	5	0.57	5	0.57	5	3.97		415
11.58	9.40	11	0.60	5*	0.60	5*	0.57	5*	0.57	5*	4.16	*	367

9.77	(8.26)	54,388	0.73	5*	0.73	5*	0.72	5*	0.72	5*	2.48	*	57
10.78	8.26	66,872	0.75	5	0.75	5	0.72	5	0.72	5	2.39		143
10.89	22.09	70,022	0.73	5	0.73	5	0.72	5	0.72	5	2.87		426
10.39	8.86	73,068	0.73	5	0.73	5	0.72	5	0.72	5	3.46		363
10.79	1.64	92,333	0.74	5	0.74	5	0.72	5	0.72	5	3.91		415
11.58	7.44	113,114	0.75	5	0.75	5	0.72	5	0.72	5	3.97		367

9.77	(8.31)	155,627	0.83	5*	0.83	5*	0.82	5*	0.82	5*	2.37	*	57
10.78	8.11	208,077	0.85	5	0.85	5	0.82	5	0.82	5	2.26		143
10.89	21.96	228,297	0.83	5(b)	0.83	5(b)	0.82	5(b)	0.82	5(b)	2.76		426
10.39	8.70	192,776	0.88	5	0.88	5	0.87	5	0.87	5	3.33		363
10.79	1.49	176,403	0.89	5	0.89	5	0.87	5	0.87	5	3.73		415
11.58	7.27	201,456	0.90	5	0.90	5	0.87	5	0.87	5	3.82		367

9.77	(8.65)	945	1.58	5*	1.58	5*	1.57	5*	1.57	5*	1.60	*	57
10.78	7.31	2,559	1.60	5	1.60	5	1.57	5	1.57	5	1.52		143
10.89	21.05	4,282	1.58	5(b)	1.58	5(b)	1.57	5(b)	1.57	5(b)	2.08		426
10.39	7.90	7,584	1.63	5	1.63	5	1.62	5	1.62	5	2.60		363
10.79	0.74	16,774	1.64	5	1.64	5	1.62	5	1.62	5	3.01		415
11.58	6.47	26,934	1.65	5	1.65	5	1.62	5	1.62	5	3.07		367

9.77	(8.65)	37,019	1.58	5*	1.58	5*	1.57	5*	1.57	5*	1.61	*	57
10.78	7.31	68,538	1.60	5	1.60	5	1.57	5	1.57	5	1.52		143
10.89	21.06	64,297	1.58	5(b)	1.58	5(b)	1.57	5(b)	1.57	5(b)	1.99		426
10.39	7.90	48,209	1.63	5	1.63	5	1.62	5	1.62	5	2.58		363
10.79	0.74	45,276	1.64	5	1.64	5	1.62	5	1.62	5	3.00		415
11.58	6.47	56,492	1.65	5	1.65	5	1.62	5	1.62	5	3.06		367

$10.65	(1.13)%	$2,494,286	0.46	%*	0.46	%*	0.46	%*	0.46	%*	1.71	%*	85%
10.89	6.84	2,666,070	0.46		0.46		0.46		0.46		2.08		373
10.74	4.54	2,505,387	0.46		0.46		0.46		0.46		2.17		391
10.69	6.68	2,333,258	0.46		0.46		0.46		0.46		2.52		325
10.73	17.48	2,034,711	0.47		0.47		0.46		0.46		3.51		844
9.67	(0.13)	1,589,238	0.54	(c)	0.54	(c)	0.46	(c)	0.46	(c)	4.78		302

10.65	(1.18)	16,172	0.56	*	0.56	*	0.56	*	0.56	*	1.61	*	85
10.89	6.73	31,824	0.56		0.56		0.56		0.56		2.00		373
10.74	4.44	36,425	0.56		0.56		0.56		0.56		2.08		391
10.69	6.57	826	0.56		0.56		0.56		0.56		2.54		325
10.73	3.01	10	0.56	*	0.56	*	0.56	*	0.56	*	2.27	*	844

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Mortgage-Backed Securities Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.58	$0.04	$(0.18)	$(0.14)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2013	10.66	0.10	0.31	0.41	(0.37)	(0.12)	0.00	(0.49)
03/31/2012	10.62	0.24	0.41	0.65	(0.30)	(0.31)	0.00	(0.61)
03/31/2011	10.74	0.31	0.31	0.62	(0.34)	(0.40)	0.00	(0.74)
03/31/2010	10.21	0.54	0.91	1.45	(0.49)	(0.43)	0.00	(0.92)
03/31/2009	10.88	0.71	(0.60)	0.11	(0.69)	(0.09)	0.00	(0.78)
Class P
04/01/2013 - 09/30/2013+	10.58	0.03	(0.18)	(0.15)	(0.11)	0.00	0.00	(0.11)
03/31/2013	10.66	0.10	0.30	0.40	(0.36)	(0.12)	0.00	(0.48)
03/31/2012	10.62	0.22	0.41	0.63	(0.28)	(0.31)	0.00	(0.59)
03/31/2011	10.74	0.30	0.31	0.61	(0.33)	(0.40)	0.00	(0.73)
03/31/2010	10.21	0.47	0.97	1.44	(0.48)	(0.43)	0.00	(0.91)
04/30/2008 - 03/31/2009	10.85	0.66	(0.57)	0.09	(0.64)	(0.09)	0.00	(0.73)
Administrative Class
04/01/2013 - 09/30/2013+	10.58	0.03	(0.19)	(0.16)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.66	0.09	0.30	0.39	(0.35)	(0.12)	0.00	(0.47)
03/31/2012	10.62	0.22	0.40	0.62	(0.27)	(0.31)	0.00	(0.58)
03/31/2011	10.74	0.28	0.31	0.59	(0.31)	(0.40)	0.00	(0.71)
03/31/2010	10.21	0.54	0.88	1.42	(0.46)	(0.43)	0.00	(0.89)
03/31/2009	10.88	0.70	(0.61)	0.09	(0.67)	(0.09)	0.00	(0.76)
Class D
04/01/2013 - 09/30/2013+	10.58	0.02	(0.18)	(0.16)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
03/31/2010	10.21	0.49	0.92	1.41	(0.45)	(0.43)	0.00	(0.88)
03/31/2009	10.88	0.68	(0.61)	0.07	(0.65)	(0.09)	0.00	(0.74)
Class A
04/01/2013 - 09/30/2013+	10.58	0.02	(0.18)	(0.16)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
03/31/2010	10.21	0.47	0.94	1.41	(0.45)	(0.43)	0.00	(0.88)
03/31/2009	10.88	0.69	(0.62)	0.07	(0.65)	(0.09)	0.00	(0.74)
Class B
04/01/2013 - 09/30/2013+	10.58	(0.02)	(0.18)	(0.20)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.66	(0.01)	0.30	0.29	(0.25)	(0.12)	0.00	(0.37)
03/31/2012	10.62	0.13	0.39	0.52	(0.17)	(0.31)	0.00	(0.48)
03/31/2011	10.74	0.19	0.30	0.49	(0.21)	(0.40)	0.00	(0.61)
03/31/2010	10.21	0.41	0.92	1.33	(0.37)	(0.43)	0.00	(0.80)
03/31/2009	10.88	0.58	(0.59)	(0.01)	(0.57)	(0.09)	0.00	(0.66)
Class C
04/01/2013 - 09/30/2013+	10.58	(0.02)	(0.18)	(0.20)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.66	(0.02)	0.31	0.29	(0.25)	(0.12)	0.00	(0.37)
03/31/2012	10.62	0.12	0.40	0.52	(0.17)	(0.31)	0.00	(0.48)
03/31/2011	10.74	0.19	0.30	0.49	(0.21)	(0.40)	0.00	(0.61)
03/31/2010	10.21	0.40	0.93	1.33	(0.37)	(0.43)	0.00	(0.80)
03/31/2009	10.88	0.60	(0.61)	(0.01)	(0.57)	(0.09)	0.00	(0.66)

PIMCO Mortgage Opportunities Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.13	$0.16	$(0.13)	$0.03	$(0.22)	$0.00	$0.00	$(0.22)
10/22/2012 - 03/31/2013	10.00	0.14	1.14	1.28	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2013 - 09/30/2013+	11.13	0.13	(0.10)	0.03	(0.22)	0.00	0.00	(0.22)
10/22/2012 - 03/31/2013	10.00	0.15	1.12	1.27	(0.14)	0.00	0.00	(0.14)

Please see footnotes on page 34.

28	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.32	(1.35)%	$166,536	0.50	%*	0.50	%*	0.50	%*	0.50	%*	0.75	%*	429%
10.58	3.93	252,445	0.50		0.50		0.50		0.50		0.96		1,226
10.66	6.27	197,818	0.50		0.50		0.50		0.50		2.24		1,322
10.62	5.82	192,699	0.50		0.50		0.50		0.50		2.85		966
10.74	14.59	242,791	0.56		0.56		0.50		0.50		5.11		1,035
10.21	1.17	442,478	1.60		1.60		0.50		0.50		6.80		1,093

10.32	(1.40)	16,312	0.60	*	0.60	*	0.60	*	0.60	*	0.56	*	429
10.58	3.82	36,644	0.60		0.60		0.60		0.60		0.89		1,226
10.66	6.17	42,441	0.60		0.60		0.60		0.60		2.04		1,322
10.62	5.72	28,103	0.60		0.60		0.60		0.60		2.74		966
10.74	14.49	27,825	0.62		0.62		0.60		0.60		4.42		1,035
10.21	0.97	10	1.81	*	1.81	*	0.60	*	0.60	*	6.96	*	1,093

10.32	(1.48)	36,585	0.75	*	0.75	*	0.75	*	0.75	*	0.53	*	429
10.58	3.67	42,414	0.75		0.75		0.75		0.75		0.81		1,226
10.66	6.01	72,356	0.75		0.75		0.75		0.75		2.00		1,322
10.62	5.56	72,665	0.75		0.75		0.75		0.75		2.61		966
10.74	14.31	73,797	0.84		0.84		0.75		0.75		5.09		1,035
10.21	0.92	201,935	1.89		1.89		0.75		0.75		6.73		1,093

10.32	(1.55)	59,403	0.90	*	0.90	*	0.90	*	0.90	*	0.34	*	429
10.58	3.51	86,378	0.90		0.90		0.90		0.90		0.62		1,226
10.66	5.85	107,224	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	95,938	0.90		0.90		0.90		0.90		2.45		966
10.74	14.14	123,426	0.96		0.96		0.90		0.90		4.67		1,035
10.21	0.77	196,793	2.02		2.02		0.90		0.90		6.51		1,093

10.32	(1.55)	49,149	0.90	*	0.90	*	0.90	*	0.90	*	0.34	*	429
10.58	3.51	77,316	0.90		0.90		0.90		0.90		0.61		1,226
10.66	5.85	87,646	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	97,366	0.90		0.90		0.90		0.90		2.45		966
10.74	14.14	125,408	0.96		0.96		0.90		0.90		4.46		1,035
10.21	0.77	87,417	2.04		2.04		0.90		0.90		6.60		1,093

10.32	(1.92)	561	1.65	*	1.65	*	1.65	*	1.65	*	(0.40	)*	429
10.58	2.74	806	1.65		1.65		1.65		1.65		(0.10)		1,226
10.66	5.05	1,396	1.65		1.65		1.65		1.65		1.17		1,322
10.62	4.62	3,229	1.65		1.65		1.65		1.65		1.75		966
10.74	13.30	9,258	1.71		1.71		1.65		1.65		3.84		1,035
10.21	0.02	10,466	2.74		2.74		1.65		1.65		5.56		1,093

10.32	(1.92)	17,196	1.65	*	1.65	*	1.65	*	1.65	*	(0.39	)*	429
10.58	2.75	22,257	1.65		1.65		1.65		1.65		(0.15)		1,226
10.66	5.06	25,629	1.65		1.65		1.65		1.65		1.11		1,322
10.62	4.62	29,681	1.65		1.65		1.65		1.65		1.72		966
10.74	13.29	48,507	1.71		1.71		1.65		1.65		3.72		1,035
10.21	0.01	34,962	2.77		2.77		1.65		1.65		5.77		1,093

$10.94	0.30%	$765,908	0.61	%*	0.61	%*	0.60	%*	0.60	%*	2.86	%*	397%
11.13	12.79	328,002	0.62	*	0.67	*	0.60	*	0.65	*	2.97	*	427

10.94	0.25	4,987	0.71	*	0.71	*	0.70	*	0.70	*	2.37	*	397
11.13	12.74	11,097	0.72	*	0.77	*	0.70	*	0.75	*	3.01	*	427

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Mortgage Opportunities Fund (Cont.)
Class D
04/01/2013 - 09/30/2013+	$11.13	$0.12	$(0.11)	$0.01	$(0.20)	$0.00	$0.00	$(0.20)
10/22/2012 - 03/31/2013	10.00	0.12	1.14	1.26	(0.13)	0.00	0.00	(0.13)
Class A
04/01/2013 - 09/30/2013+	11.13	0.13	(0.12)	0.01	(0.20)	0.00	0.00	(0.20)
10/22/2012 - 03/31/2013	10.00	0.14	1.12	1.26	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2013 - 09/30/2013+	11.13	0.09	(0.12)	(0.03)	(0.16)	0.00	0.00	(0.16)
10/22/2012 - 03/31/2013	10.00	0.09	1.13	1.22	(0.09)	0.00	0.00	(0.09)

PIMCO Total Return Fund II
Institutional Class
04/01/2013 - 09/30/2013+	$10.65	$0.10	$(0.34)	$(0.24)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2013	10.70	0.25	0.41	0.66	(0.26)	(0.45)	0.00	(0.71)
03/31/2012	10.37	0.27	0.34	0.61	(0.28)	0.00	0.00	(0.28)
03/31/2011	10.59	0.23	0.44	0.67	(0.25)	(0.63)	(0.01)	(0.89)
03/31/2010	9.71	0.42	1.01	1.43	(0.50)	(0.05)	0.00	(0.55)
03/31/2009	10.44	0.51	(0.33)	0.18	(0.52)	(0.39)	0.00	(0.91)
Class P
04/01/2013 - 09/30/2013+	10.65	0.10	(0.35)	(0.25)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.70	0.23	0.42	0.65	(0.25)	(0.45)	0.00	(0.70)
03/31/2012	10.37	0.26	0.34	0.60	(0.27)	0.00	0.00	(0.27)
03/31/2011	10.59	0.23	0.43	0.66	(0.24)	(0.63)	(0.01)	(0.88)
12/31/2009 - 03/31/2010	10.45	0.06	0.14	0.20	(0.06)	0.00	0.00	(0.06)
Administrative Class
04/01/2013 - 09/30/2013+	10.65	0.09	(0.34)	(0.25)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.70	0.22	0.42	0.64	(0.24)	(0.45)	0.00	(0.69)
03/31/2012	10.37	0.24	0.34	0.58	(0.25)	0.00	0.00	(0.25)
03/31/2011	10.59	0.21	0.43	0.64	(0.22)	(0.63)	(0.01)	(0.86)
03/31/2010	9.71	0.40	1.00	1.40	(0.47)	(0.05)	0.00	(0.52)
03/31/2009	10.44	0.48	(0.33)	0.15	(0.49)	(0.39)	0.00	(0.88)

PIMCO Total Return Fund III
Institutional Class
04/01/2013 - 09/30/2013+	$9.88	$0.09	$(0.33)	$(0.24)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2013	9.76	0.23	0.47	0.70	(0.34)	(0.24)	0.00	(0.58)
03/31/2012	9.64	0.27	0.18	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.44	0.71	(0.30)	(0.55)	0.00	(0.85)
03/31/2010	8.76	0.39	1.10	1.49	(0.47)	0.00	0.00	(0.47)
03/31/2009	9.59	0.48	(0.37)	0.11	(0.50)	(0.44)	0.00	(0.94)
Class P
04/01/2013 - 09/30/2013+	9.88	0.09	(0.33)	(0.24)	(0.11)	0.00	0.00	(0.11)
03/31/2013	9.76	0.22	0.47	0.69	(0.33)	(0.24)	0.00	(0.57)
03/31/2012	9.64	0.26	0.19	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.43	0.70	(0.29)	(0.55)	0.00	(0.84)
03/31/2010	8.76	0.27	1.21	1.48	(0.46)	0.00	0.00	(0.46)
03/31/2009 - 03/31/2009	8.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
04/01/2013 - 09/30/2013+	9.88	0.08	(0.33)	(0.25)	(0.10)	0.00	0.00	(0.10)
03/31/2013	9.76	0.21	0.46	0.67	(0.31)	(0.24)	0.00	(0.55)
03/31/2012	9.64	0.24	0.19	0.43	(0.31)	0.00	0.00	(0.31)
03/31/2011	9.78	0.25	0.43	0.68	(0.27)	(0.55)	0.00	(0.82)
03/31/2010	8.76	0.36	1.11	1.47	(0.45)	0.00	0.00	(0.45)
03/31/2009	9.59	0.46	(0.38)	0.08	(0.47)	(0.44)	0.00	(0.91)

Please see footnotes on page 34.

30	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.94	0.10%	$37,796	1.01	%*	1.01	%*	1.00	%*	1.00	%*	2.25	%*	397%
11.13	12.59	42,136	1.02	*	1.07	*	1.00	*	1.05	*	2.38	*	427

10.94	0.10	8,668	1.01	*	1.01	*	1.00	*	1.00	*	2.29	*	397
11.13	12.57	4,653	1.02	*	1.07	*	1.00	*	1.05	*	2.79	*	427

10.94	(0.28)	3,309	1.76	*	1.76	*	1.75	*	1.75	*	1.55	*	397
11.13	12.23	2,007	1.77	*	1.82	*	1.75	*	1.80	*	1.82	*	427

$10.30	(2.26)%	$2,710,491	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.96	%*	160%
10.65	6.23	3,026,082	0.50		0.50		0.50		0.50		2.26		374
10.70	5.95	3,329,568	0.50		0.50		0.50		0.50		2.55		647
10.37	6.40	3,177,804	0.50		0.50		0.50		0.50		2.15		563
10.59	15.00	3,124,654	0.53		0.53		0.50		0.50		4.05		502
9.71	1.93	2,531,920	1.00		1.00		0.50		0.50		5.10		278

10.30	(2.31)	13,338	0.60	*	0.60	*	0.60	*	0.60	*	1.86	*	160
10.65	6.13	17,169	0.60		0.60		0.60		0.60		2.14		374
10.70	5.84	16,145	0.60		0.60		0.60		0.60		2.45		647
10.37	6.30	6,937	0.60		0.60		0.60		0.60		2.15		563
10.59	1.93	10	0.60	*	0.60	*	0.60	*	0.60	*	2.24	*	502

10.30	(2.39)	57,584	0.75	*	0.75	*	0.75	*	0.75	*	1.71	*	160
10.65	5.97	69,577	0.75		0.75		0.75		0.75		2.00		374
10.70	5.68	84,512	0.75		0.75		0.75		0.75		2.30		647
10.37	6.13	102,227	0.75		0.75		0.75		0.75		1.91		563
10.59	14.71	89,389	0.78		0.78		0.75		0.75		3.83		502
9.71	1.67	75,119	1.24		1.24		0.75		0.75		4.84		278

$9.53	(2.44)%	$3,524,689	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.93	%*	139%
9.88	7.19	3,853,810	0.50		0.50		0.50		0.50		2.34		376
9.76	4.81	3,582,497	0.50		0.50		0.50		0.50		2.78		522
9.64	7.40	3,147,867	0.50		0.50		0.50		0.50		2.73		377
9.78	17.37	2,995,293	0.53		0.53		0.50		0.50		4.19		459
8.76	1.37	2,184,491	0.82		0.82		0.50		0.50		5.24		305

9.53	(2.48)	117,035	0.60	*	0.60	*	0.60	*	0.60	*	1.82	*	139
9.88	7.08	111,523	0.60		0.60		0.60		0.60		2.20		376
9.76	4.71	66,045	0.60		0.60		0.60		0.60		2.68		522
9.64	7.29	54,539	0.60		0.60		0.60		0.60		2.69		377
9.78	17.24	3,849	0.60		0.60		0.60		0.60		2.78		459
8.76	0.00	10	0.60	*	0.60	*	0.60	*	0.60	*	(0.60	)*	305

9.53	(2.56)	116,719	0.75	*	0.75	*	0.75	*	0.75	*	1.68	*	139
9.88	6.93	119,239	0.75		0.75		0.75		0.75		2.09		376
9.76	4.55	101,645	0.75		0.75		0.75		0.75		2.53		522
9.64	7.14	101,711	0.75		0.75		0.75		0.75		2.51		377
9.78	17.08	72,002	0.78		0.78		0.75		0.75		3.77		459
8.76	1.11	36,067	1.08		1.08		0.75		0.75		5.12		305

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Total Return Fund IV
Institutional Class
04/01/2013 - 09/30/2013+	$10.90	$0.08	$(0.34)	$(0.26)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2013	10.67	0.21	0.63	0.84	(0.31)	(0.30)	0.00	(0.61)
05/26/2011 - 03/31/2012	10.00	0.19	0.63	0.82	(0.15)	0.00	0.00	(0.15)
Class P
04/01/2013 - 09/30/2013+	10.90	0.08	(0.34)	(0.26)	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.67	0.22	0.61	0.83	(0.30)	(0.30)	0.00	(0.60)
05/26/2011 - 03/31/2012	10.00	0.23	0.59	0.82	(0.15)	0.00	0.00	(0.15)
Class A
04/01/2013 - 09/30/2013+	10.90	0.07	(0.34)	(0.27)	(0.07)	0.00	0.00	(0.07)
03/31/2013	10.67	0.16	0.64	0.80	(0.27)	(0.30)	0.00	(0.57)
05/26/2011 - 03/31/2012	10.00	0.17	0.63	0.80	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2013 - 09/30/2013+	10.90	0.02	(0.33)	(0.31)	(0.03)	0.00	0.00	(0.03)
06/01/2012 - 03/31/2013	10.90	0.06	0.40	0.46	(0.16)	(0.30)	0.00	(0.46)

PIMCO Unconstrained Bond Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.55	$0.10	$(0.36)	$(0.26)	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2013	11.04	0.30	0.57	0.87	(0.35)	(0.01)	0.00	(0.36)
03/31/2012	11.17	0.37	(0.23)	0.14	(0.27)	0.00	0.00	(0.27)
03/31/2011	11.01	0.31	0.13	0.44	(0.26)	(0.02)	0.00	(0.28)
03/31/2010	10.17	0.39	1.07	1.46	(0.37)	(0.25)	0.00	(0.62)
06/30/2008 - 03/31/2009	10.00	0.22	0.11	0.33	(0.16)	0.00	0.00	(0.16)
Class P
04/01/2013 - 09/30/2013+	11.55	0.09	(0.36)	(0.27)	(0.04)	0.00	0.00	(0.04)
03/31/2013	11.04	0.29	0.57	0.86	(0.34)	(0.01)	0.00	(0.35)
03/31/2012	11.17	0.36	(0.23)	0.13	(0.26)	0.00	0.00	(0.26)
03/31/2011	11.01	0.30	0.13	0.43	(0.25)	(0.02)	0.00	(0.27)
03/31/2010	10.17	0.37	1.08	1.45	(0.36)	(0.25)	0.00	(0.61)
06/30/2008 - 03/31/2009	10.00	0.21	0.11	0.32	(0.15)	0.00	0.00	(0.15)
Administrative Class
06/07/2013 - 09/30/2013	11.46	0.05	(0.25)	(0.20)	(0.02)	0.00	0.00	(0.02)
Class D
04/01/2013 - 09/30/2013+	11.55	0.08	(0.37)	(0.29)	(0.02)	0.00	0.00	(0.02)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00	(0.32)
03/31/2012	11.17	0.32	(0.22)	0.10	(0.23)	0.00	0.00	(0.23)
03/31/2011	11.01	0.27	0.13	0.40	(0.22)	(0.02)	0.00	(0.24)
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)	0.00	(0.57)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00	0.00	(0.13)
Class A
04/01/2013 - 09/30/2013+	11.55	0.08	(0.37)	(0.29)	(0.02)	0.00	0.00	(0.02)
03/31/2013	11.04	0.27	0.56	0.83	(0.31)	(0.01)	0.00	(0.32)
03/31/2012	11.17	0.33	(0.23)	0.10	(0.23)	0.00	0.00	(0.23)
03/31/2011	11.01	0.27	0.13	0.40	(0.22)	(0.02)	0.00	(0.24)
03/31/2010	10.17	0.34	1.07	1.41	(0.32)	(0.25)	0.00	(0.57)
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2013 - 09/30/2013+	11.55	0.05	(0.37)	(0.32)	(0.00)^	0.00	0.00	(0.00)^
03/31/2013	11.04	0.20	0.55	0.75	(0.23)	(0.01)	0.00	(0.24)
03/31/2012	11.17	0.25	(0.23)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2011	11.01	0.18	0.13	0.31	(0.13)	(0.02)	0.00	(0.15)
03/31/2010	10.17	0.26	1.07	1.33	(0.24)	(0.25)	0.00	(0.49)
07/31/2008 - 03/31/2009	9.89	0.13	0.23	0.36	(0.08)	0.00	0.00	(0.08)

Please see footnotes on page 34.

32	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$10.56	(2.35)%	$1,086,176	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.56	%*	176%
10.90	8.03	864,590	0.50		0.50		0.50		0.50		1.95		540
10.67	8.27	698,774	0.50	*	0.51	*	0.50	*	0.51	*	2.16	*	771

10.56	(2.40)	229	0.60	*	0.60	*	0.60	*	0.60	*	1.51	*	176
10.90	7.93	394	0.60		0.60		0.60		0.60		1.95		540
10.67	8.18	4,969	0.60	*	0.61	*	0.60	*	0.61	*	2.54	*	771

10.56	(2.52)	21,881	0.85	*	0.85	*	0.85	*	0.85	*	1.23	*	176
10.90	7.66	21,829	0.85		0.85		0.85		0.85		1.50		540
10.67	7.98	2,184	0.85	*	0.86	*	0.85	*	0.86	*	1.94	*	771

10.56	(2.89)	5,616	1.60	*	1.60	*	1.60	*	1.60	*	0.46	*	176
10.90	4.33	4,095	1.60	*	1.60	*	1.60	*	1.60	*	0.69	*	540

$11.24	(2.28)%	$20,531,020	0.91	%*	0.91	%*	0.90	%*	0.90	%*	1.75	%*	443%
11.55	8.00	16,836,479	0.91		0.91		0.90		0.90		2.65		786
11.04	1.31	8,959,702	0.91		0.91		0.90		0.90		3.35		1,001
11.17	4.08	9,222,128	0.98		0.98		0.90		0.90		2.79		1,240
11.01	14.62	2,711,977	0.90		0.90		0.90		0.90		3.59		1,039
10.17	3.40	578,445	0.91	*	0.93	*	0.90	*	0.92	*	2.91	*	417

11.24	(2.33)	3,751,289	1.01	*	1.01	*	1.00	*	1.00	*	1.65	*	443
11.55	7.89	2,891,666	1.01		1.01		1.00		1.00		2.51		786
11.04	1.21	1,167,332	1.01		1.01		1.00		1.00		3.25		1,001
11.17	3.98	1,420,955	1.08		1.08		1.00		1.00		2.70		1,240
11.01	14.52	340,363	1.00		1.00		1.00		1.00		3.37		1,039
10.17	3.32	129	1.01	*	1.03	*	1.00	*	1.02	*	2.84	*	417

11.24	(1.79)	80	1.16	*	1.16	*	1.15	*	1.15	*	1.42	*	443

11.24	(2.47)	1,499,866	1.31	*	1.31	*	1.30	*	1.30	*	1.36	*	443
11.55	7.57	1,488,822	1.31		1.31		1.30		1.30		2.32		786
11.04	0.90	1,141,138	1.31		1.31		1.30		1.30		2.95		1,001
11.17	3.66	1,367,527	1.38		1.38		1.30		1.30		2.41		1,240
11.01	14.17	767,372	1.30		1.30		1.30		1.30		3.15		1,039
10.17	3.09	134,508	1.31	*	1.33	*	1.30	*	1.32	*	2.51	*	417

11.24	(2.47)	1,991,237	1.31	*	1.31	*	1.30	*	1.30	*	1.36	*	443
11.55	7.57	1,958,198	1.31		1.31		1.30		1.30		2.35		786
11.04	0.90	1,802,378	1.31		1.31		1.30		1.30		2.95		1,001
11.17	3.66	2,666,336	1.38		1.38		1.30		1.30		2.39		1,240
11.01	14.16	1,152,457	1.30		1.30		1.30		1.30		3.14		1,039
10.17	3.08	198,080	1.31	*	1.33	*	1.30	*	1.32	*	2.48	*	417

11.23	(2.77)	1,117,287	1.86	*	2.06	*	1.85	*	2.05	*	0.81	*	443
11.55	6.89	1,084,967	1.95		2.06		1.94		2.05		1.71		786
11.04	0.19	1,004,843	2.02		2.06		2.01		2.05		2.24		1,001
11.17	2.89	1,257,972	2.13		2.13		2.05		2.05		1.64		1,240
11.01	13.31	485,355	2.05		2.05		2.05		2.05		2.34		1,039
10.17	3.66	41,397	2.06	*	2.08	*	2.05	*	2.07	*	1.91	*	417

Please see footnotes on page 34.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Unconstrained Bond Fund (Cont.)
Class R
04/01/2013 - 09/30/2013+	$11.55	$0.06	$(0.36)	$(0.30)	$(0.01)	$0.00	$0.00	$(0.01)
03/31/2013	11.04	0.24	0.56	0.80	(0.28)	(0.01)	0.00	(0.29)
03/31/2012	11.17	0.30	(0.23)	0.07	(0.20)	0.00	0.00	(0.20)
03/31/2011	11.01	0.24	0.13	0.37	(0.19)	(0.02)	0.00	(0.21)
03/31/2010	10.17	0.33	1.06	1.39	(0.30)	(0.25)	0.00	(0.55)
07/31/2008 - 03/31/2009	9.89	0.17	0.22	0.39	(0.11)	0.00	0.00	(0.11)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.01% to an annual rate of 0.21%.

34	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$11.24	(2.59)%	$16,846	1.55	%*	1.56	%*	1.54	%*	1.55	%*	1.11	%*	443%
11.55	7.30	15,856	1.56		1.56		1.55		1.55		2.13		786
11.04	0.65	15,687	1.56		1.56		1.55		1.55		2.69		1,001
11.17	3.41	37,398	1.63		1.63		1.55		1.55		2.16		1,240
11.01	13.88	4,531	1.55		1.55		1.55		1.55		3.04		1,039
10.17	3.99	9,537	1.56	*	1.58	*	1.55	*	1.57	*	2.52	*	417

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Assets:
Investments, at value
Investments in securities*	$224,135	$1,744,405	$7,558,565	$5,834,966	$1,488,135
Investments in Affiliates	8,063	108,471	255,614	261,937	22,828
Financial Derivative Instruments
Exchange-traded or centrally cleared	6	0	1,590	465	39
Over the counter	65	47	56,813	3,730	0
Cash	1	3,118	12,475	445	765
Deposits with counterparty	71	0	14,288	1,777	933
Foreign currency, at value	6	0	7,255	648	0
Receivable for investments sold	478	1,003,981	45,566	104,540	36,387
Receivable for Fund shares sold	19	488	6,119	4,214	641
Interest and dividends receivable	56	3,615	75,502	59,422	11,637
Dividends receivable from Affiliates	1	12	21	35	5
Other assets	0	0	0	17	0
	232,901	2,864,137	8,033,808	6,272,196	1,561,370

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$563	$18,002	$122,306	$389,157	$90,152
Payable for sale-buyback transactions	9,452	0	615,095	36,238	970
Payable for short sales	0	511,980	0	19,568	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	1,494	23	0
Over the counter	78	235	65,102	3,564	558
Payable for investments purchased	0	1,177,640	125,974	8,943	0
Payable for investments in Affiliates purchased	1	12	21	35	5
Deposits from counterparty	420	14,980	32,640	7,210	100
Payable for Fund shares redeemed	34	3,548	37,503	53,846	27,871
Dividends payable	4	204	1,964	267	82
Overdraft due to custodian	0	0	0	0	0
Accrued investment advisory fees	42	222	1,378	1,131	282
Accrued supervisory and administrative fees	43	314	1,724	1,132	330
Accrued distribution fees	0	135	597	0	33
Accrued servicing fees	0	115	413	0	37
Reimbursement to PIMCO	0	0	0	0	0
Other liabilities	0	0	9	0	0
	10,637	1,727,387	1,006,220	521,114	120,420

Net Assets	$222,264	$1,136,750	$7,027,588	$5,751,082	$1,440,950

Net Assets Consist of:
Paid in capital	$269,572	$1,189,402	$6,845,179	$5,753,611	$1,660,477
Undistributed (overdistributed) net investment income	1,225	(14,928)	(3,052)	660	4,259
Accumulated undistributed net realized gain (loss)	(15,467)	(35,169)	60,429	(57,019)	(82,501)
Net unrealized appreciation (depreciation)	(33,066)	(2,555)	125,032	53,830	(141,285)
	$222,264	$1,136,750	$7,027,588	$5,751,082	$1,440,950

Cost of Investments in Securities	$257,381	$1,739,569	$7,434,155	$5,787,131	$1,629,441
Cost of Investments in Affiliates	$8,063	$108,471	$255,614	$261,937	$22,828
Cost of Foreign Currency Held	$6	$0	$7,266	$651	$0
Proceeds Received on Short Sales	$0	$504,429	$0	$19,428	$0
Cost or Premiums of Financial Derivative Instruments, net	$(75)	$(348)	$(21,110)	$(535)	$(443)

* Includes repurchase agreements of:	$493	$1,476	$6,800	$755	$2,518

36	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV	PIMCO Unconstrained Bond Fund

$2,030,628	$486,984	$1,048,753	$2,959,807	$3,561,038	$1,135,897	$28,142,012
574,481	39,236	47,730	468,509	710,904	258,632	2,907,015

789	0	7	638	955	200	10,330
3,666	47	9	599	4,109	613	331,836
45	1,027	0	57	330	11	44,161
2,928	0	4,311	19,014	10,905	839	1,106
13	0	295	0	5,282	1,782	31,866
284,514	296,433	621,548	353,820	459,545	179,238	4,446,250
4,678	317	648	2,420	554	4,833	166,301
8,927	1,061	4,243	12,229	14,272	4,182	130,721
124	11	15	92	158	58	645
0	0	29	0	0	0	0
2,910,793	825,116	1,727,588	3,817,185	4,768,052	1,586,285	36,212,243

$0	$0	$30,335	$0	$0	$0	$50,187
7,254	0	110,582	0	0	0	0
207,244	87,078	231,306	21,998	11,828	5,423	3,724,346

6	0	55	19	121	5	12,200
13,623	96	4,002	1,720	12,663	2,931	379,594
159,716	379,378	512,528	985,467	942,498	455,440	2,907,157
124	11	15	92	158	58	645
1,477	2,060	2,535	10,565	10,023	5,028	127,542
9,655	10,518	3,430	14,493	30,461	3,076	79,160
360	37	177	344	393	0	1,453
0	0	11,551	0	0	0	0
475	69	217	531	717	206	13,316
401	85	161	532	725	208	7,480
0	29	10	11	22	3	936
0	13	2	0	0	5	602
0	0	14	0	0	0	0
0	0	0	0	0	0	0
400,335	479,374	906,920	1,035,772	1,009,609	472,383	7,304,618

$2,510,458	$345,742	$820,668	$2,781,413	$3,758,443	$1,113,902	$28,907,625

$2,464,084	$359,441	$818,606	$2,725,821	$3,720,206	$1,112,019	$29,026,660
(3,914)	(3,227)	(2,228)	(2,189)	(21,667)	(2,255)	83,466
12,370	(13,276)	(385)	(19,688)	28,961	(1,303)	(338,129)
37,918	2,804	4,675	77,469	30,943	5,441	135,628
$2,510,458	$345,742	$820,668	$2,781,413	$3,758,443	$1,113,902	$28,907,625

$1,987,579	$483,451	$1,037,698	$2,913,427	$3,543,743	$1,134,714	$27,665,372
$574,334	$39,240	$47,723	$468,410	$710,744	$258,563	$2,906,492
$12	$0	$293	$0	$5,265	$1,768	$31,821
$203,844	$86,179	$228,548	$21,765	$11,528	$5,369	$3,676,947
$(1,088)	$(222)	$(3,227)	$(3,826)	$(4,771)	$61	$197,058

$5,869	$2,152	$0	$5,097	$3,100	$1,385	$4,377,386

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Net Assets:
Institutional Class	$209,095	$331,430	$3,793,102	$5,733,129	$1,161,671
Class P	13,169	74,600	364,848	17,953	31,300
Administrative Class	NA	NA	159,653	NA	54,388
Class D	NA	143,913	592,220	NA	NA
Class A	NA	405,841	1,350,975	NA	155,627
Class B	NA	5,110	NA	NA	945
Class C	NA	175,856	766,790	NA	37,019
Class R	NA	NA	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	31,283	29,735	359,139	533,129	118,928
Class P	1,970	6,693	34,546	1,670	3,205
Administrative Class	NA	NA	15,116	NA	5,568
Class D	NA	12,912	56,073	NA	NA
Class A	NA	36,411	127,914	NA	15,933
Class B	NA	458	NA	NA	97
Class C	NA	15,778	72,601	NA	3,790
Class R	NA	NA	NA	NA	NA

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$6.68	$11.14	$10.56	$10.75	$9.77
Class P	6.68	11.14	10.56	10.75	9.77
Administrative Class	NA	NA	10.56	NA	9.77
Class D	NA	11.14	10.56	NA	NA
Class A	NA	11.14	10.56	NA	9.77
Class B	NA	11.14	NA	NA	9.77
Class C	NA	11.14	10.56	NA	9.77
Class R	NA	NA	NA	NA	NA

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

38	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV	PIMCO Unconstrained Bond Fund

$2,494,286	$166,536	$765,908	$2,710,491	$3,524,689	$1,086,176	$20,531,020
16,172	16,312	4,987	13,338	117,035	229	3,751,289
NA	36,585	NA	57,584	116,719	NA	80
NA	59,403	37,796	NA	NA	NA	1,499,866
NA	49,149	8,668	NA	NA	21,881	1,991,237
NA	561	NA	NA	NA	NA	NA
NA	17,196	3,309	NA	NA	5,616	1,117,287
NA	NA	NA	NA	NA	NA	16,846

234,168	16,135	70,011	263,224	369,734	102,903	1,826,825
1,518	1,581	456	1,295	12,277	22	333,791
NA	3,545	NA	5,592	12,244	NA	7
NA	5,756	3,455	NA	NA	NA	133,457
NA	4,762	792	NA	NA	2,073	177,178
NA	54	NA	NA	NA	NA	NA
NA	1,666	302	NA	NA	532	99,479
NA	NA	NA	NA	NA	NA	1,499

$10.65	$10.32	$10.94	$10.30	$9.53	$10.56	$11.24
10.65	10.32	10.94	10.30	9.53	10.56	11.24
NA	10.32	NA	10.30	9.53	NA	11.24
NA	10.32	10.94	NA	NA	NA	11.24
NA	10.32	10.94	NA	NA	10.56	11.24
NA	10.32	NA	NA	NA	NA	NA
NA	10.32	10.94	NA	NA	10.56	11.23
NA	NA	NA	NA	NA	NA	11.24

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Investment Grade Corporate Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Investment Income:
Interest	$4,579	$11,438	$188,539	$140,456	$29,903
Dividends	0	0	1,658	280	0
Dividends from Investments in Affiliates	16	120	153	399	114
Miscellaneous income	0	0	1	0	0
Total Income	4,595	11,558	190,351	141,135	30,017

Expenses:
Investment advisory fees	320	1,789	11,836	7,865	2,101
Supervisory and administrative fees	329	2,527	14,586	7,876	2,476
Distribution and/or servicing fees - Administrative Class	0	0	274	0	79
Distribution and/or servicing fees - Class D	0	234	1,005	0	0
Distribution fees - Class B	0	25	0	0	7
Distribution fees - Class C	0	841	3,452	0	205
Distribution fees - Class R	0	0	0	0	0
Servicing fees - Class A	0	626	2,022	0	245
Servicing fees - Class B	0	8	0	0	2
Servicing fees - Class C	0	280	1,150	0	68
Servicing fees - Class R	0	0	0	0	0
Interest expense	22	37	213	371	95
Miscellaneous expense	0	0	0	0	0
Total Expenses	671	6,367	34,538	16,112	5,278
Waiver and/or Reimbursement by PIMCO	0	0	0	0	0
Net Expenses	671	6,367	34,538	16,112	5,278

Net Investment Income	3,924	5,191	155,813	125,023	24,739

Net Realized Gain (Loss):
Investments in securities	(9,292)	(22,537)	(9,418)	(37,845)	(60,107)
Investments in Affiliates	4	(15)	5	(12)	(6)
Exchange-traded or centrally cleared financial derivative instruments	(591)	0	(9,973)	(21,962)	(6,140)
Over the counter financial derivative instruments	(4)	20	2,192	1,675	1,904
Foreign currency	1	0	(1,697)	1,063	0
Net Realized Gain (Loss)	(9,882)	(22,532)	(18,891)	(57,081)	(64,349)

Net Change in Unrealized Appreciation (Depreciation)
Investments in securities	(32,384)	(19,128)	(455,193)	(546,661)	(133,095)
Investments in Affiliates	(6)	(6)	(14)	(14)	(9)
Exchange-traded or centrally cleared financial derivative instruments	118	0	(4,982)	5,362	135
Over the counter financial derivative instruments	(84)	63	(85,502)	(2,907)	(671)
Foreign currency assets and liabilities	1	0	(359)	81	0
Net Change in Unrealized Appreciation (Depreciation)	(32,355)	(19,071)	(546,050)	(544,139)	(133,640)
Net (Loss)	(42,237)	(41,603)	(564,941)	(601,220)	(197,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,313)	$(36,412)	$(409,128)	$(476,197)	$(173,250)

40	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III	PIMCO Total Return Fund IV	PIMCO Unconstrained Bond Fund

$27,767	$2,551	$9,793	$33,862	$45,266	$9,898	$361,358
337	0	0	1,867	1,321	0	674
715	142	75	287	609	180	2,115
0	0	0	0	0	0	9
28,819	2,693	9,868	36,016	47,196	10,078	364,156

3,327	542	998	3,655	4,850	1,218	82,044
2,809	673	754	3,662	4,907	1,232	46,329
0	49	0	78	148	0	0
0	93	48	0	0	0	1,927
0	2	0	0	0	0	0
0	74	11	0	0	21	4,218
0	0	0	0	0	0	21
0	80	10	0	0	27	2,585
0	1	0	0	0	0	0
0	25	4	0	0	7	1,406
0	0	0	0	0	0	21
5	1	20	25	16	3	945
0	0	14	0	0	0	0
6,141	1,540	1,859	7,420	9,921	2,508	139,496
0	0	0	0	0	0	(1,122)
6,141	1,540	1,859	7,420	9,921	2,508	138,374

22,678	1,153	8,009	28,596	37,275	7,570	225,782

(3,572)	(11,064)	3,368	(24,804)	(8,716)	(6,676)	(189,682)
(4)	(36)	2	49	62	2	(70)
(10,136)	0	(1,190)	(10,597)	(15,387)	(1,378)	(140,134)
5,685	2	(1,298)	5,857	20,373	(1,029)	31,013
267	0	(121)	0	303	102	14,514
(7,760)	(11,098)	761	(29,495)	(3,365)	(8,979)	(284,359)

(47,870)	2,215	109	(91,926)	(130,584)	(23,265)	(540,442)
139	41	5	90	159	67	514
6,886	0	(2,901)	28,185	18,813	6,403	173,239
(5,711)	76	(1,337)	(4,334)	(19,575)	(3,495)	(227,215)
(886)	0	13	0	29	104	(3,865)
(47,442)	2,332	(4,111)	(67,985)	(131,158)	(20,186)	(597,769)
(55,202)	(8,766)	(3,350)	(97,480)	(134,523)	(29,165)	(882,128)

$(32,524)	$(7,613)	$4,659	$(68,884)	$(97,248)	$(21,595)	$(656,346)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Statements of Changes in Net Assets

	PIMCO Extended Duration Fund		PIMCO GNMA Fund		PIMCO Investment Grade Corporate Bond Fund		PIMCO Long Duration Total Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$3,924	$9,315	$5,191	$15,989	$155,813	$303,254	$125,023	$236,495
Net realized gain (loss)	(9,882)	36,490	(22,532)	27,474	(18,891)	343,275	(57,081)	210,661
Net change in unrealized appreciation (depreciation)	(32,355)	(3,948)	(19,071)	475	(546,050)	304,243	(544,139)	130,296
Net increase (decrease) resulting from operations	(38,313)	41,857	(36,412)	43,938	(409,128)	950,772	(476,197)	577,452

Distributions to Shareholders:
From net investment income
Institutional Class	(3,587)	(7,961)	(6,655)	(18,102)	(98,590)	(237,262)	(120,819)	(222,205)
Class P	(247)	(1,009)	(1,518)	(3,394)	(8,612)	(23,173)	(383)	(639)
Administrative Class	0	0	0	0	(3,716)	(9,477)	0	0
Class D	0	0	(2,631)	(6,670)	(13,017)	(35,877)	0	0
Class A	0	0	(7,081)	(16,378)	(26,077)	(67,539)	0	0
Class B	0	0	(68)	(151)	0	0	0	0
Class C	0	0	(2,325)	(5,044)	(11,387)	(30,960)	0	0
From net realized capital gains
Institutional Class	0	(78,969)	0	(9,829)	0	(108,940)	0	(238,255)
Class P	0	(4,124)	0	(2,124)	0	(11,291)	0	(796)
Administrative Class	0	0	0	0	0	(4,504)	0	0
Class D	0	0	0	(4,436)	0	(19,312)	0	0
Class A	0	0	0	(10,621)	0	(34,318)	0	0
Class B	0	0	0	(135)	0	0	0	0
Class C	0	0	0	(4,829)	0	(19,091)	0	0

Total Distributions	(3,834)	(92,063)	(20,278)	(81,713)	(161,399)	(601,744)	(121,202)	(461,895)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(3,227)	(61,215)	(490,038)	(356,542)	(3,324,740)	3,134,252	(341,882)	746,177

Total Increase (Decrease) in Net Assets	(45,374)	(111,421)	(546,728)	(394,317)	(3,895,267)	3,483,280	(939,281)	861,734

Net Assets:
Beginning of period	267,638	379,059	1,683,478	2,077,795	10,922,855	7,439,575	6,690,363	5,828,629
End of period*	$222,264	$267,638	$1,136,750	$1,683,478	$7,027,588	$10,922,855	$5,751,082	$6,690,363

*Including undistributed (overdistributed) net investment income of:	$1,225	$1,135	$(14,928)	$159	$(3,052)	$2,534	$660	$(3,161)

**	See note 12 in the Notes to Financial Statements.

42	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund		PIMCO Moderate Duration Fund		PIMCO Mortgage-Backed Securities Fund		PIMCO Mortgage Opportunities Fund		PIMCO Total Return Fund II

Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Period from October 22, 2012 to March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

$24,739	$42,184	$22,678	$54,909	$1,153	$4,079	$8,009	$3,041	$28,596	$69,209
(64,349)	96,751	(7,760)	96,173	(11,098)	9,258	761	723	(29,495)	148,735
(133,640)	(29,118)	(47,442)	23,597	2,332	6,018	(4,111)	8,786	(67,985)	(27,916)
(173,250)	109,817	(32,524)	174,679	(7,613)	19,355	4,659	12,550	(68,884)	190,028

(20,177)	(27,376)	(28,784)	(76,930)	(2,348)	(8,407)	(10,414)	(3,370)	(29,920)	(72,202)
(405)	(4,321)	(307)	(1,052)	(245)	(1,138)	(184)	(72)	(155)	(407)
(753)	(1,916)	0	0	(386)	(1,729)	0	0	(580)	(1,711)
0	0	0	0	(673)	(2,853)	(695)	(187)	0	0
(2,233)	(5,333)	0	0	(581)	(2,425)	(143)	(31)	0	0
(13)	(51)	0	0	(3)	(23)	0	0	0	0
(417)	(1,019)	0	0	(106)	(565)	(43)	(6)	0	0

0	(88,976)	0	(59,762)	0	(2,747)	0	0	0	(117,620)
0	(3,087)	0	(880)	0	(369)	0	0	0	(750)
0	(6,383)	0	0	0	(567)	0	0	0	(2,873)
0	0	0	0	0	(999)	0	0	0	0
0	(16,922)	0	0	0	(845)	0	0	0	0
0	(216)	0	0	0	(11)	0	0	0	0
0	(5,076)	0	0	0	(266)	0	0	0	0

(23,998)	(160,676)	(29,091)	(138,624)	(4,342)	(22,944)	(11,479)	(3,666)	(30,655)	(195,563)

(294,050)	399,886	(125,821)	120,027	(160,563)	(12,661)	439,593	379,011	(231,876)	(311,862)

(491,298)	349,027	(187,436)	156,082	(172,518)	(16,250)	432,773	387,895	(331,415)	(317,397)

1,932,248	1,583,221	2,697,894	2,541,812	518,260	534,510	387,895	0	3,112,828	3,430,225
$1,440,950	$1,932,248	$2,510,458	$2,697,894	$345,742	$518,260	$820,668	$387,895	$2,781,413	$3,112,828

$4,259	$3,518	$(3,914)	$2,499	$(3,227)	$(38)	$(2,228)	$1,242	$(2,189)	$(130)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Statements of Changes in Net Assets (Cont.)

	PIMCO Total Return Fund III		PIMCO Total Return Fund IV		PIMCO Unconstrained Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$37,275	$91,761	$7,570	$15,049	$225,782	$427,672
Net realized gain (loss)	(3,365)	141,325	(8,979)	29,572	(284,359)	252,110
Net change in unrealized appreciation (depreciation)	(131,158)	35,300	(20,186)	13,972	(597,769)	486,879
Net increase (decrease) resulting from operations	(97,248)	268,386	(21,595)	58,593	(656,346)	1,166,661

Distributions to Shareholders:
From net investment income
Institutional Class	(41,735)	(126,104)	(7,346)	(21,700)	(77,821)	(363,333)
Class P	(1,229)	(3,060)	(2)	(128)	(12,459)	(49,191)
Administrative Class	(1,201)	(3,648)	0	0	0	0
Class D	0	0	0	0	(3,298)	(34,631)
Class A	0	0	(135)	(277)	(4,408)	(46,834)
Class C	0	0	(12)	(34)	(11)	(20,517)
Class R	0	0	0	0	(16)	(366)
From net realized capital gains
Institutional Class	0	(86,732)	0	(21,114)	0	(14,630)
Class P	0	(2,374)	0	(146)	0	(2,015)
Administrative Class	0	(2,708)	0	0	0	0
Class D	0	0	0	0	0	(1,564)
Class A	0	0	0	(337)	0	(2,070)
Class C	0	0	0	(67)	0	(1,193)
Class R	0	0	0	0	0	(18)

Total Distributions	(44,165)	(224,626)	(7,495)	(43,803)	(98,013)	(536,362)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(184,716)	290,625	252,084	170,191	5,385,996	9,554,609

Total Increase (Decrease) in Net Assets	(326,129)	334,385	222,994	184,981	4,631,637	10,184,908

Net Assets:
Beginning of period	4,084,572	3,750,187	890,908	705,927	24,275,988	14,091,080
End of period*	$3,758,443	$4,084,572	$1,113,902	$890,908	$28,907,625	$24,275,988

*Including undistributed (overdistributed) net investment income of:	$(21,667)	$(14,777)	$(2,255)	$(2,330)	$83,466	$(44,303)

**	See note 12 in the Notes to Financial Statements.

44	PIMCO BOND FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO Extended Duration Fund

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations	$(38,313)

Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(77,730)
Proceeds from sales of long-term securities	105,980
Proceeds from short-term portfolio investments, net	51,092
(Increase) in deposits with counterparty	(71)
Decrease in receivable for investments sold	14,241
Decrease in interest and dividends receivable	256
(Increase) in exchange-traded or centrally cleared derivatives	(479)
(Increase) in over the counter derivatives	(136)
(Decrease) in payable for investments purchased	(9)
Increase in deposits from counterparty	360
(Decrease) in accrued investment advisory fees	(20)
(Decrease) in accrued supervisory and administrative fees	(20)
Payments on short sales transactions, net	(1,098)
Proceeds from currency transactions	1
Net Realized (Gain) Loss
Investments in securities	9,292
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	591
Over the counter financial derivative instruments	4
Foreign currency	(1)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	32,384
Investments in Affiliates	6
Exchange-traded or centrally cleared financial derivative instruments	(118)
Over the counter financial derivative instruments	84
Foreign currency assets and liabilities	(1)
Net amortization (accretion) on investments	(4,124)
Net cash provided by operating activities	92,167

Cash flows (used for) financing activities:
Proceeds from shares sold	42,340
Payments on shares redeemed	(48,303)
Cash dividend paid*	(89)
Proceeds from reverse repurchase agreements	73,787
Payments on reverse repurchase agreements	(155,803)
Proceeds from sale-buyback transactions	244,329
Payments on sale-buyback transactions	(248,982)
Net cash (used for) financing activities	(92,721)

Net (Decrease) in Cash and Foreign Currency	(554)

Cash and Foreign Currency:
Beginning of period	561
End of period	$7

* Reinvestment of dividends	$3,754

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$47

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Schedule of Investments PIMCO Extended Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.8%

CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$38

Total Corporate Bonds & Notes (Cost $29)		38

MUNICIPAL BONDS & NOTES 0.3%

NEVADA 0.2%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	330

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	75
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	147

		222

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	75

Total Municipal Bonds & Notes (Cost $603)		627

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
0.000% due 11/15/2030 (d)	400	194
4.000% due 02/25/2019	64	68
5.000% due 08/25/2033	50	58
5.500% due 04/25/2033 - 08/25/2035	96	103
6.000% due 12/25/2034	169	189
Financing Corp.
0.000% due 09/26/2019	200	176
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031	17,109	8,945
0.582% due 01/15/2033	1	1
5.500% due 02/15/2024	51	55
6.000% due 06/15/2035	274	326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
5.500% due 10/20/2037	$138	$160
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	5,100	3,772
5.500% due 09/18/2023 - 12/04/2023	1,000	1,190
NCUA Guaranteed Notes
0.552% due 11/06/2017	897	899
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029	3,191	1,805
Small Business Administration
5.290% due 12/01/2027	295	324
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,238

Total U.S. Government Agencies (Cost $19,216)		19,503

U.S. TREASURY OBLIGATIONS 90.5%
U.S. Treasury Bonds
2.750% due 11/15/2042 (d)	300	248
4.375% due 05/15/2041 (b)	500	565
4.500% due 05/15/2038	300	346
U.S. Treasury Strips
0.000% due 05/15/2033	14,200	6,838
0.000% due 02/15/2036	22,600	9,787
0.000% due 05/15/2036	25,000	10,528
0.000% due 11/15/2039 (b)	100,700	36,837
0.000% due 08/15/2040	49,200	17,373
0.000% due 02/15/2041	64,600	22,341
0.000% due 05/15/2041	71,600	24,443
0.000% due 11/15/2041 (b)	92,600	30,845
0.000% due 02/15/2042	80,300	26,442
0.000% due 08/15/2042 (d)	45,400	14,611

Total U.S. Treasury Obligations (Cost $234,902)		201,204

MORTGAGE-BACKED SECURITIES 0.9%
Countrywide Home Loan Mortgage Pass-Through Trust
2.797% due 09/25/2047 ^	602	497
Credit Suisse First Boston Mortgage Securities Corp.
2.385% due 07/25/2033	2	2
JPMorgan Mortgage Trust
2.907% due 07/25/2035	285	290
WaMu Mortgage Pass-Through Certificates
0.883% due 01/25/2047	5	4
2.454% due 10/25/2046	13	12

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		$1,100	$1,178

Total Mortgage-Backed Securities (Cost $1,833)			1,983

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
2.957% due 07/25/2036		9	9

Total Asset-Backed Securities (Cost $9)			9

SOVEREIGN ISSUES 0.1%
Canada Housing Trust
2.400% due 12/15/2022	CAD	300	278

Total Sovereign Issues (Cost $296)			278

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (a) 0.2%
			493

Total Short-Term Instruments (Cost $493)			493

Total Investments in Securities (Cost $257,381)			224,135

		SHARES
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio		805,704	8,063

Total Short-Term Instruments (Cost $8,063)			8,063

Total Investments in Affiliates (Cost $8,063)			8,063

Total Investments 104.5% (Cost $265,444)			$232,198

Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $(75))			(7)

Other Assets and Liabilities, net (4.5%)			(9,927)

Net Assets 100.0%			$222,264

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$493	Fannie Mae 2.200% due 10/17/2022	$(507)	$493	$493

Total Repurchase Agreements						$(507)	$493	$493

(1)	Includes accrued interest.

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.080%	09/20/2013	10/11/2013	$(563)	$(563)

Total Reverse Repurchase Agreements					$(563)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.070%	09/20/2013	10/08/2013	$(9,317)	$(9,317)
	0.170%	09/25/2013	10/09/2013	(135)	(135)

Total Sale-Buyback Transactions					$(9,452)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $30,313 at a weighted average interest rate of 0.141%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(b)	Securities with an aggregate market value of $10,283 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
JPS	$0	$(563)	$0	$0	$(563)	$565	$2
SSB	493	0	0	0	493	(507)	(14)

Master Securities Forward Transactions Agreement
BCY	0	0	(9,452)	0	(9,452)	9,358	(94)

Total Borrowings and Other Financing Transactions	$493	$(563)	$(9,452)	$0

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2013	82	$193	$4	$0

Total Futures Contracts				$193	$4	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	$3,200	$(99)	$(76)	$2	$0

Total Swap Agreements					$(99)	$(76)	$2	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(d)	Securities with an aggregate market value of $272 and cash of $71 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4	$2	$6	$0	$0	$0	$0

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
FBF	11/2013	$		1,252		BRL	2,907	$49	$0

JPM	12/2013			87		MXN	1,148	1	0

MSC	10/2013		BRL	1,454	$		602	0	(55)
	10/2013	$		641		BRL	1,454	15	0
	11/2013		BRL	1,454	$		637	0	(14)

RBC	12/2013		CAD	128			124	0	0

Total Forward Foreign Currency Contracts								$65	$(69)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	5,600	$(21)	$(2)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		5,600	(24)	(3)

								$(45)	$(5)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(30)	$(4)

Total Written Options						$(75)	$(9)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	0	$28,200	EUR	31,400	$(206)
Sales	72	49,900		0	(221)
Closing Buys	0	(16,900)		0	42
Expirations	(36)	(27,000)		(31,400)	214
Exercised	(36)	(19,600)		0	96

Balance at 09/30/2013	0	$14,600	EUR	0	$(75)

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
CBK	$0	$0	$0	$0	$0	$(4)	$0	$(4)	$(4)	$0	$(4)
FBF	49	0	0	49	0	0	0	0	49	0	49
GLM	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
JPM	1	0	0	1	0	0	0	0	1	0	1
MSC	15	0	0	15	(69)	0	0	(69)	(54)	0	(54)
MYC	0	0	0	0	0	(3)	0	(3)	(3)	(60)	(63)

Total Over the Counter	$65	$0	$0	$65	$(69)	$(9)	$0	$(78)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$6	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$65	$0	$65

	$0	$0	$0	$65	$6	$71

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$69	$0	$69
Written Options	0	0	0	0	9	9

	$0	$0	$0	$69	$9	$78

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	(161)	(161)
Swap Agreements	0	0	0	0	(442)	(442)

	$0	$0	$0	$0	$(591)	$(591)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(250)	$0	$(250)
Written Options	0	0	0	0	193	193
Swap Agreements	0	0	0	0	53	53

	$0	$0	$0	$(250)	$246	$(4)

	$0	$0	$0	$(250)	$(345)	$(595)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$194	$194
Swap Agreements	0	0	0	0	(76)	(76)

	$0	$0	$0	$0	$118	$118

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7
Written Options	0	0	0	0	(91)	(91)

	$0	$0	$0	$7	$(91)	$(84)

	$0	$0	$0	$7	$27	$34

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$38	$0	$38
Municipal Bonds & Notes
Nevada	0	330	0	330
Ohio	0	222	0	222
West Virginia	0	75	0	75
U.S. Government Agencies	0	18,604	899	19,503
U.S. Treasury Obligations	0	201,204	0	201,204
Mortgage-Backed Securities	0	1,983	0	1,983
Asset-Backed Securities	0	9	0	9
Sovereign Issues	0	278	0	278
Short-Term Instruments
Repurchase Agreements	0	493	0	493
	$0	$223,236	$899	$224,135

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,063	$0	$0	$8,063

Total Investments	$8,063	$223,236	$899	$232,198

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	2	0	6
Over the counter	0	65	0	65
	$4	$67	$0	$71

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	(74)	(4)	(78)
	$0	$(74)	$(4)	$(78)

Totals	$8,067	$223,229	$895	$232,191

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$1,016	$0	$(114)	$0	$0	$(3)	$0	$0	$899	$(2)

Financial Derivative Instruments - Liabilities
Over the counter	$(6)	$0	$0	$0	$0	$2	$0	$0	$(4)	$2

Totals	$1,010	$0	$(114)	$0	$0	$(1)	$0	$0	$895	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$899	Third Party Vendor	Broker Quote	100.16

Financial Derivative Instruments - Liabilities
Over the counter	(4)	Indicative Market Quotation	Broker Quote	0.12

Total	$895

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Schedule of Investments PIMCO GNMA Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.5%

U.S. GOVERNMENT AGENCIES 143.7%
Fannie Mae
2.000% due 10/01/2028	$4,000	$3,914
2.500% due 10/01/2028	6,500	6,541
2.526% due 01/25/2022 (a)	6,554	891
3.000% due 07/01/2043	1,994	1,921
3.500% due 10/01/2028 - 10/01/2043	41,850	44,067
3.518% due 10/25/2042	816	663
3.776% due 03/25/2039	4,858	4,696
4.000% due 04/01/2039 - 09/01/2041	5,336	5,608
4.000% due 01/01/2043 (e)	47,798	50,169
4.029% due 03/01/2018	4	4
4.500% due 04/01/2034 - 06/01/2040	11,938	12,943
5.000% due 07/01/2024 - 10/01/2043	25,509	27,683
5.500% due 02/01/2027 - 11/01/2039	1,215	1,332
5.726% due 01/25/2043	4,564	4,245
6.000% due 11/01/2028 - 11/01/2038	4,944	5,448
6.000% due 11/01/2043	4,000	4,396
Freddie Mac
1.177% due 11/25/2022 (a)	7,890	581
1.207% due 01/25/2020 (a)	38,427	2,014
1.250% due 10/02/2019	4,200	4,014
1.435% due 04/25/2021 (a)	24,719	1,874
1.510% due 11/25/2019 (a)	13,666	932
2.375% due 01/13/2022	600	585
2.422% due 05/01/2019	2	2
2.575% due 05/01/2031	9	9
3.000% due 07/01/2043	4,982	4,797
5.000% due 10/01/2029	157	171
5.500% due 06/01/2035 - 03/01/2041	329	359
7.500% due 08/15/2029 (a)	11	2
Ginnie Mae
0.000% due 12/20/2032 - 04/20/2040 (b)	7,848	6,947
0.000% due 10/16/2042 (a)	13,347	0
0.113% due 01/16/2044 (a)	28,778	156
0.382% due 01/16/2031 - 02/16/2032	896	899
0.432% due 08/16/2032	365	366
0.482% due 12/16/2026 - 08/16/2031	284	286
0.606% due 01/16/2052 (a)	38,338	1,443
0.632% due 11/16/2029	1,227	1,234
0.682% due 05/16/2027 - 07/16/2028	84	85
0.732% due 04/16/2032	112	114
0.864% due 02/20/2060	21,561	21,568
0.902% due 09/20/2063	4,414	4,414
1.053% due 07/20/2062	9,492	9,595
1.068% due 11/16/2051 (a)	34,703	1,501
1.077% due 03/20/2058	6,379	6,405
1.227% due 05/20/2061	7,821	7,891
1.278% due 04/16/2042 (a)	35,366	2,075
1.283% due 01/16/2030	1,692	1,729
1.323% due 05/20/2061	3,471	3,512
1.371% due 11/16/2044 (a)	28,984	2,195
1.459% due 11/16/2043 (a)	34,014	2,623
1.482% due 09/20/2063	3,000	3,095
1.524% due 08/16/2052 (a)	48,915	3,613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 02/20/2030 - 06/20/2038	$1,358	$1,414
1.848% due 08/16/2040 (a)	41,543	2,909
1.929% due 04/20/2061	7,069	7,378
2.500% due 10/01/2043	22,000	20,459
2.500% due 11/01/2043	6,000	5,566
3.000% due 04/20/2026 - 10/01/2043	192,477	190,599
3.150% due 11/15/2042 - 01/15/2043	1,238	1,225
3.500% due 11/15/2025 - 11/01/2043	249,153	256,904
4.000% due 05/20/2016 - 11/01/2043	209,181	221,108
4.050% due 04/15/2040 - 12/15/2040	5,333	5,638
4.500% due 02/20/2018 - 12/20/2041	260,724	282,067
4.500% due 07/20/2040 (e)	77,606	83,990
4.875% due 08/15/2039 - 10/15/2040	2,400	2,583
5.000% due 11/15/2032 - 10/01/2043	169,676	185,047
5.500% due 04/15/2025 - 10/01/2043	71,276	77,672
6.000% due 06/15/2028 - 03/15/2041	3,859	4,275
6.500% due 12/15/2023 - 10/01/2043	10,571	11,847
7.500% due 12/15/2023 - 06/15/2032	277	326

Total U.S. Government Agencies (Cost $1,624,157)		1,632,614

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
1.375% due 07/31/2018	2,850	2,856
2.125% due 08/31/2020	6,800	6,861
2.500% due 08/15/2023	1,700	1,684

Total U.S. Treasury Obligations (Cost $11,441)		11,401

MORTGAGE-BACKED SECURITIES 6.9%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	450	495
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	3,919	3,932
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036	4,305	3,337
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.686% due 10/15/2048 (a)	105,749	1
Credit Suisse First Boston Mortgage Securities Corp.
0.822% due 03/25/2032	22	20
JPMorgan Alternative Loan Trust
0.679% due 06/27/2037	7,687	6,448
LB Commercial Mortgage Trust
5.517% due 07/15/2044	340	381
Merrill Lynch Mortgage Investors Trust
2.380% due 10/25/2035	759	759
Mortgage Equity Conversion Asset Trust
0.600% due 02/25/2042	13,214	10,422
0.630% due 10/25/2041	2,921	2,324
0.640% due 05/25/2042	51,777	41,422
Structured Asset Mortgage Investments Trust
0.841% due 09/19/2032	68	66
UBS-Barclays Commercial Mortgage Trust
1.515% due 04/10/2046 (a)	28,877	2,569

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Commercial Mortgage Securities Trust
5.976% due 03/23/2045	$4,569	$4,731
Wells Fargo Commercial Mortgage Trust
2.303% due 10/15/2045 (a)	13,430	1,649

Total Mortgage-Backed Securities (Cost $81,996)		78,556

ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust
0.759% due 07/25/2032	19	17
Centex Home Equity Loan Trust
0.479% due 01/25/2032	24	22
CIT Group Home Equity Loan Trust
0.719% due 06/25/2033	24	22
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,187	852
Home Equity Asset Trust
0.779% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.216% due 04/25/2038	2,849	2,851
South Carolina Student Loan Corp.
0.810% due 03/01/2018	1,663	1,664
1.010% due 03/02/2020	8,400	8,393
1.260% due 09/03/2024	4,300	4,323
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033	44	41

Total Asset-Backed Securities (Cost $18,328)		18,187

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (d) 0.1%
		1,476

U.S. TREASURY BILLS 0.2%
0.024% due 12/19/2013 - 03/13/2014 (c)(e)(g)	2,171	2,171

Total Short-Term Instruments (Cost $3,647)		3,647

Total Investments in Securities (Cost $1,739,569)		1,744,405

	SHARES
INVESTMENTS IN AFFILIATES 9.5%

SHORT-TERM INSTRUMENTS 9.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio	10,836,876	108,445
PIMCO Short-Term Floating NAV Portfolio III	2,617	26

Total Short-Term Instruments (Cost $108,471)		108,471

Total Investments in Affiliates (Cost $108,471)		108,471

Total Investments 163.0% (Cost $1,848,040)		$1,852,876

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $(348))		(188)

Other Assets and Liabilities, net (63.0%)		(715,938)

Net Assets 100.0%		$1,136,750

52	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$1,476	Freddie Mac 2.080% due 10/17/2022	$(1,508)	$1,476	$1,476

Total Repurchase Agreements						$(1,508)	$1,476	$1,476

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GSC	0.200%	09/12/2013	10/10/2013	$(15,000)	$(15,002)
	0.200%	09/13/2013	10/10/2013	(3,000)	(3,000)

Total Reverse Repurchase Agreements					$(18,002)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $21,619 at a weighted average interest rate of (0.193%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2043	$5,000	$(4,712)	$(4,888)
Fannie Mae	3.500%	10/01/2028	68,000	(70,795)	(71,772)
Fannie Mae	3.500%	10/01/2043	5,000	(5,028)	(5,095)
Fannie Mae	4.000%	10/01/2043	105,000	(106,949)	(110,136)
Fannie Mae	4.500%	10/01/2043	107,500	(113,113)	(114,857)
Fannie Mae	5.500%	10/01/2043	44,000	(47,714)	(47,960)
Freddie Mac	4.000%	10/01/2043	4,000	(4,082)	(4,181)
Ginnie Mae	4.500%	10/01/2043	101,500	(108,057)	(109,087)
Ginnie Mae	5.000%	10/01/2043	40,500	(43,979)	(44,004)

Total Short Sales				$(504,429)	$(511,980)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $20,700 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
GSC	$0	$(18,002)	$0	$0	$(18,002)	$18,553	$551
SSB	1,476	0	0	0	1,476	(1,508)	(32)

Master Securities Forward Transactions Agreement
BCY	0	0	0	(1,049)	(1,049)	0	(1,049)
BOA	0	0	0	0	0	(4,860)	(4,860)
DEU	0	0	0	(97,101)	(97,101)	1,730	(95,371)
FOB	0	0	0	(92,601)	(92,601)	(7,890)	(100,491)
GRE	0	0	0	0	0	(860)	(860)
GSC	0	0	0	(14,127)	(14,127)	0	(14,127)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	53

Schedule of Investments PIMCO GNMA Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
JPS	$0	$0	$0	$(83,912)	$(83,912)	$0	$(83,912)
MSC	0	0	0	(31,451)	(31,451)	(1,223)	(32,674)
SAL	0	0	0	(181,184)	(181,184)	(280)	(181,464)
WFS	0	0	0	(10,555)	(10,555)	0	(10,555)

Total Borrowings and Other Financing Transactions	$1,476	$(18,002)	$0	$(511,980)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 10/01/2043	$	98.000	10/03/2013	$ 42,000	$(261)	$0
	Call - OTC Fannie Mae 3.500% due 10/01/2043		101.000	10/03/2013	14,000	(59)	(134)
	Call - OTC Fannie Mae 4.000% due 11/01/2043		104.500	11/06/2013	13,000	(28)	(101)

Total Written Options						$(348)	$(235)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount	Premiums
Balance at 03/31/2013	$0	$0
Sales	121,000	(542)
Closing Buys	0	0
Expirations	(13,000)	26
Exercised	(39,000)	168

Balance at 09/30/2013	$69,000	$(348)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
									Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$	500	$0	$47	$47	$0

Total Swap Agreements							$0	$47	$47	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(g)	Securities with an aggregate market value of $319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
GST	$0	$0	$47	$47	$0	$0	$0	$0	$47	$(100)	$(53)
JPM	0	0	0	0	0	(235)	0	(235)	(235)	319	84

Total Over the Counter	$0	$0	$47	$47	$0	$(235)	$0	$(235)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$47	$0	$0	$0	$47

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$235	$235

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Written Options	$0	$0	$0	$0	$26	$26
Swap Agreements	0	(6)	0	0	0	(6)

	$0	$(6)	$0	$0	$26	$20

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Written Options	$0	$0	$0	$0	$113	$113
Swap Agreements	0	(50)	0	0	0	(50)

	$0	$(50)	$0	$0	$113	$63

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	55

Schedule of Investments PIMCO GNMA Fund (Cont.)

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Government Agencies	$7,509	$1,625,105	$0	$1,632,614
U.S. Treasury Obligations	0	11,401	0	11,401
Mortgage-Backed Securities	0	24,388	54,168	78,556
Asset-Backed Securities	0	18,187	0	18,187
Short-Term Instruments
Repurchase Agreements	0	1,476	0	1,476
U.S. Treasury Bills	0	2,171	0	2,171
	$7,509	$1,682,728	$54,168	$1,744,405

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$108,471	$0	$0	$108,471
Total Investments	$115,890	$1,682,728	$54,168	$1,852,876

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short Sales, at Value
U.S. Government Agencies	$0	$(511,980)	$0	$(511,980)

Financial Derivative Instruments - Assets
Over the counter	$0	$47	$0	$47

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(235)	$0	$(235)

Totals	$115,980	$1,170,560	$54,168	$1,340,708

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$62,058	$4,312	$(10,424)	$167	$(41)	$(1,904)	$0	$0	$54,168	$(2,021)

Totals	$62,058	$4,313	$(10,424)	$167	$(41)	$(1,905)	$0	$0	$54,168	$(2,021)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$54,168	Third Party Vendor	Broker Quote	78.88-80.00

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

56	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.6%

BANK LOAN OBLIGATIONS 4.0%
AABS Limited
4.875% due 01/10/2038		$19,550	$19,631
Activision Blizzard, Inc.
3.250% due 09/12/2020		4,200	4,205
AES Corp.
3.750% due 05/27/2018		3,272	3,293
Alliance Boots Holdings Ltd.
3.983% due 07/10/2017	GBP	2,000	3,222
Ancestry.com, Inc.
5.250% due 12/28/2018		$10,651	10,707
Apex Tool Group LLC
4.500% due 02/01/2020		2,985	2,999
Arch Coal, Inc.
5.750% due 05/16/2018		1,089	1,062
Biomet, Inc.
3.679% - 4.001% due 07/25/2017		2,946	2,953
CCM Merger, Inc.
5.000% due 03/01/2017		3,302	3,331
Charter Communications, Inc.
3.000% due 07/01/2020		1,995	1,979
CSC Holdings, Inc.
2.679% due 04/17/2020		11,172	11,064
Dell, Inc.
3.750% due 09/24/2018		5,000	4,977
4.500% due 03/24/2020		10,000	9,851
5.000% due 11/06/2013		31,775	31,750
Endo Health Solutions, Inc.
4.000% due 06/17/2018		1,151	1,154
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		13,563	13,635
H.J. Heinz Co.
3.500% due 06/05/2020		46,085	46,318
Hertz Corp.
3.750% due 03/11/2018		2,978	2,984
IASIS Healthcare LLC
4.500% due 05/03/2018		10,141	10,217
Las Vegas Sands LLC
2.680% due 11/23/2015		1,481	1,482
2.680% due 11/23/2016		6,833	6,836
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		10,170	10,162
NXP BV
4.500% due 03/04/2017		5,010	5,091
4.750% due 01/11/2020		6,948	7,065
Penn National Gaming, Inc.
3.750% due 07/14/2018		1,286	1,290
Phillips-Van Heusen Corporation
3.250% due 02/13/2020		2,959	2,963
RPI Finance Trust
3.500% due 05/09/2018		14,372	14,456
4.000% due 11/09/2018		6,252	6,286
Sensata Technologies Finance Co. LLC
3.750% due 05/12/2018		341	343
Spectrum Brands, Inc.
0.058% - 5.750% due 12/17/2019	CAD	8,388	8,123
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$4,994	5,008
Station Casinos, Inc.
5.000% due 03/01/2020		5,274	5,320
Tesoro Corp.
2.511% due 06/03/2016		4,975	4,997

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		$8,651	$8,663
Walter Investment Management Corp.
5.750% due 11/28/2017		1,972	1,994
Warner Chilcott Co. LLC
4.250% - 5.500% due 03/15/2018		1,473	1,476
5.250% due 03/17/2016		2,064	2,068

Total Bank Loan Obligations (Cost $277,239)			278,955

CORPORATE BONDS & NOTES 59.7%

BANKING & FINANCE 32.9%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,102
Ally Financial, Inc.
4.625% due 06/26/2015		100	104
5.500% due 02/15/2017		138	145
6.125% due 10/15/2019		6	6
6.200% due 04/15/2019		13	13
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	11
6.650% due 06/15/2018		10	10
6.700% due 06/15/2019		6	6
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
7.500% due 12/31/2013		679	690
American Express Co.
6.800% due 09/01/2066		4,700	5,000
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	5,228
American International Group, Inc.
4.375% due 04/26/2016	EUR	2,000	2,908
4.900% due 06/02/2014	CAD	2,000	1,978
5.050% due 10/01/2015		$4,100	4,417
5.450% due 05/18/2017		2,000	2,240
6.765% due 11/15/2017	GBP	896	1,699
8.250% due 08/15/2018		$18,650	23,306
ANZ New Zealand International Ltd.
3.125% due 08/10/2015		1,100	1,143
Aviation Loan Trust
2.364% due 12/15/2022		5,038	4,659
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		11,000	11,756
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,625
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,414
Banco do Brasil S.A.
3.875% due 10/10/2022		24,350	21,124
Banco Santander Brasil S.A.
2.352% due 03/18/2014		23,750	23,726
4.250% due 01/14/2016		4,950	5,086
4.500% due 04/06/2015		8,650	8,888
4.625% due 02/13/2017		4,660	4,823
Banco Santander Chile
1.866% due 01/19/2016		5,000	5,038
3.750% due 09/22/2015		15,582	16,223
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,833
Bank of America Corp.
0.000% due 01/04/2017		35,000	32,776
3.750% due 07/12/2016		500	530
4.750% due 08/01/2015		200	213
5.650% due 05/01/2018		26,000	29,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 08/15/2016		$500	$553
5.750% due 12/01/2017		6,125	6,917
6.000% due 09/01/2017		23,275	26,385
7.375% due 05/15/2014		4,800	4,997
Banque PSA Finance S.A.
2.174% due 04/04/2014		9,200	9,165
3.500% due 01/17/2014	EUR	2,000	2,720
Barclays Bank PLC
10.179% due 06/12/2021		$3,290	4,279
14.000% due 06/15/2019 (c)	GBP	19,736	42,970
BBVA Bancomer S.A.
4.500% due 03/10/2016		$14,450	15,172
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		30,814	32,101
Bear Stearns Cos. LLC
5.700% due 11/15/2014		100	106
6.400% due 10/02/2017		7,200	8,408
7.250% due 02/01/2018		32,250	38,671
BioMed Realty LP
4.250% due 07/15/2022		3,000	2,917
6.125% due 04/15/2020		5,500	6,124
BNP Paribas S.A.
1.169% due 01/10/2014		24,425	24,472
BPCE S.A.
2.015% due 02/07/2014		11,700	11,770
9.000% due 03/17/2015 (c)	EUR	200	288
Cantor Fitzgerald LP
6.375% due 06/26/2015		$2,345	2,439
7.875% due 10/15/2019		15,100	15,828
CIT Group, Inc.
4.250% due 08/15/2017		2,024	2,070
6.625% due 04/01/2018		5,000	5,525
Citigroup, Inc.
0.383% due 03/07/2014		3,000	2,998
0.528% due 06/09/2016		1,500	1,465
0.869% due 05/31/2017	EUR	5,000	6,500
1.038% due 04/01/2016		$7,800	7,823
1.226% due 07/25/2016		11,200	11,307
1.250% due 01/15/2016		4,000	4,000
1.700% due 07/25/2016		11,000	11,060
5.000% due 09/15/2014		13,265	13,769
5.500% due 10/15/2014		889	932
6.000% due 08/15/2017		1,600	1,831
6.125% due 11/21/2017		10,125	11,656
8.500% due 05/22/2019		27,550	35,237
Colonial Realty LP
5.500% due 10/01/2015		500	540
6.250% due 06/15/2014		2,500	2,592
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,054
Countrywide Capital
8.050% due 06/15/2027		12,000	14,355
Countrywide Financial Corp.
6.250% due 05/15/2016		270	299
Credit Suisse AG
6.500% due 08/08/2023		12,000	12,168
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		9,500	10,513
Deutsche Annington Finance BV
3.200% due 10/02/2017 (a)		15,600	15,641
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,040
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,691	6,708
Eksportfinans ASA
0.890% due 06/16/2015	JPY	200,000	1,945
1.570% due 02/14/2018		500,000	4,628

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	57

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 09/15/2015		$1,900	$1,862
2.375% due 05/25/2016		3,500	3,404
3.000% due 11/17/2014		400	401
Export-Import Bank of Korea
1.250% due 11/20/2015		8,300	8,328
3.750% due 10/20/2016		3,000	3,183
4.000% due 01/11/2017		1,200	1,284
5.875% due 01/14/2015		24,700	26,199
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	1,950	2,777
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$15,940	16,839
First American Financial Corp.
4.300% due 02/01/2023		11,000	10,671
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,350	2,405
3.875% due 01/15/2015		14,950	15,468
3.984% due 06/15/2016		4,200	4,442
4.207% due 04/15/2016		19,500	20,682
4.250% due 02/03/2017		850	909
7.000% due 04/15/2015		47,150	51,279
8.000% due 06/01/2014		19,985	20,909
8.000% due 12/15/2016		3,700	4,384
General Electric Capital Corp.
1.000% due 01/08/2016		6,700	6,703
4.650% due 10/17/2021		2,500	2,670
5.500% due 09/15/2067	EUR	1,300	1,819
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$4,900	4,897
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	436
Goldman Sachs Group, Inc.
0.576% due 01/30/2017		400	531
0.678% due 02/02/2015		6,700	9,073
0.700% due 03/22/2016		$21,519	21,350
2.375% due 01/22/2018		8,300	8,251
5.950% due 01/18/2018		63,150	71,467
6.150% due 04/01/2018		30,010	34,365
6.250% due 09/01/2017		10,700	12,220
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	10,031
6.375% due 04/15/2021		3,800	4,232
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,461
HDFC Bank Ltd.
3.000% due 03/06/2018		8,000	7,664
Health Care REIT, Inc.
3.750% due 03/15/2023		5,000	4,741
Highmark, Inc.
4.750% due 05/15/2021		600	568
Hospitality Properties Trust
5.000% due 08/15/2022		5,800	5,805
5.625% due 03/15/2017		800	871
6.300% due 06/15/2016		2,015	2,194
6.700% due 01/15/2018		3,000	3,369
7.875% due 08/15/2014		2,000	2,052
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,367
HSBC Bank USA N.A.
4.875% due 08/24/2020		8,490	9,163
HSBC Finance Corp.
0.518% due 01/15/2014		3,000	3,000
0.690% due 06/01/2016		900	897
6.676% due 01/15/2021		18,400	21,050
HSBC Holdings PLC
5.100% due 04/05/2021		300	331
7.350% due 11/27/2032		692	833

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ICICI Bank Ltd.
4.750% due 11/25/2016		$1,500	$1,535
5.000% due 01/15/2016		1,500	1,549
5.500% due 03/25/2015		3,300	3,422
ING Bank NV
0.937% due 05/23/2016		6,000	5,834
2.000% due 09/25/2015		6,500	6,592
ING U.S., Inc.
2.900% due 02/15/2018		5,900	5,931
International Lease Finance Corp.
6.500% due 09/01/2014		13,000	13,552
6.750% due 09/01/2016		15,700	17,309
7.125% due 09/01/2018		6,460	7,251
Intesa Sanpaolo SpA
2.662% due 02/24/2014		15,030	15,114
3.125% due 01/15/2016		20,950	20,935
3.625% due 08/12/2015		13,000	13,201
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		2,000	1,840
5.500% due 08/06/2022		200	188
6.200% due 12/21/2021		2,000	2,010
Jefferies Finance LLC
7.375% due 04/01/2020		550	547
Jefferies LoanCore LLC
6.875% due 06/01/2020		750	739
JPMorgan Chase & Co.
0.882% due 02/26/2016		8,225	8,244
0.969% due 03/31/2016		4,000	3,954
2.600% due 01/15/2016		3,550	3,670
6.000% due 01/15/2018		13,150	15,118
6.300% due 04/23/2019		16,200	19,007
7.900% due 04/30/2018 (c)		46,273	50,255
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		16,000	15,829
0.889% due 05/31/2017	EUR	41,400	55,224
5.375% due 09/28/2016	GBP	700	1,243
6.000% due 07/05/2017		$21,460	24,367
6.000% due 10/01/2017		10,250	11,740
Kilroy Realty LP
5.000% due 11/03/2015		1,500	1,613
Korea Development Bank
3.875% due 05/04/2017		10,000	10,651
Korea Exchange Bank
3.125% due 06/26/2017		5,650	5,817
Korea Finance Corp.
2.250% due 08/07/2017		18,100	18,129
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,723
LBG Capital PLC
7.375% due 03/12/2020	EUR	171	242
7.625% due 12/09/2019	GBP	1,300	2,195
7.625% due 10/14/2020	EUR	2,800	4,072
7.867% due 12/17/2019	GBP	3,100	5,298
7.869% due 08/25/2020		21,416	36,819
8.000% due 06/15/2020 (c)		$5,000	5,244
9.125% due 07/15/2020	GBP	1,300	2,288
9.334% due 02/07/2020		1,334	2,385
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	17,073
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 ^		300	79
6.875% due 05/02/2018 ^		3,403	910
Lloyds TSB Bank PLC
7.625% due 04/22/2025	GBP	1,200	2,262
12.000% due 12/16/2024 (c)		$5,100	6,847
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,596

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch & Co., Inc.
0.525% due 05/30/2014	EUR	1,800	$2,436
0.670% due 07/22/2014		1,000	1,355
6.400% due 08/28/2017		$15,900	18,303
6.500% due 07/15/2018		23,671	27,669
6.875% due 04/25/2018		80,475	94,953
MetLife Institutional Funding
1.174% due 04/04/2014		4,400	4,419
Mitchells & Butlers Finance PLC
0.967% due 12/15/2028	GBP	1,337	1,952
Morgan Stanley
0.716% due 10/18/2016		$3,300	3,248
1.512% due 02/25/2016		15,000	15,141
3.450% due 11/02/2015		3,000	3,111
5.375% due 10/15/2015		7,075	7,612
5.950% due 12/28/2017		6,600	7,476
6.000% due 04/28/2015		500	537
6.625% due 04/01/2018		23,775	27,634
7.300% due 05/13/2019		32,900	39,422
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		24,600	27,894
National City Bank
0.628% due 06/07/2017		2,600	2,558
Nationstar Mortgage LLC
6.500% due 07/01/2021		6,450	6,208
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	13,246
Nile Finance Ltd.
5.250% due 08/05/2015		300	300
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,600	8,503
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,102
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	13,301
Piper Jaffray Cos.
4.748% due 11/30/2015		11,800	11,910
Preferred Term Securities Ltd.
0.804% due 03/24/2034		64	50
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,980
ProLogis LP
4.000% due 01/15/2018		2,000	2,115
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	8,550
QNB Finance Ltd.
3.125% due 11/16/2015		500	520
Rabobank Group
6.875% due 03/19/2020	EUR	10,000	15,000
11.000% due 06/30/2019 (c)		$11,555	15,110
Regions Financial Corp.
7.750% due 11/10/2014		3,157	3,391
Santander Holdings USA, Inc.
3.000% due 09/24/2015		1,500	1,544
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		5,900	5,901
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		13,900	14,838
SL Green Realty Corp.
4.500% due 12/01/2022		18,450	17,795
5.000% due 08/15/2018		6,000	6,425
SLM Corp.
0.566% due 01/27/2014		4,325	4,304
3.875% due 09/10/2015		600	615
4.625% due 09/25/2017		9,300	9,440
5.000% due 10/01/2013		5,000	5,000
5.375% due 05/15/2014		1,600	1,636

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 08/01/2033		$5,500	$4,318
6.000% due 01/25/2017		6,500	6,923
6.250% due 01/25/2016		37,020	39,565
8.780% due 09/15/2016	MXN	60,000	4,579
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)		$1,500	1,871
SSIF Nevada LP
0.968% due 04/14/2014		7,000	7,027
Standard Chartered PLC
3.950% due 01/11/2023		10,000	9,428
State Bank of India
4.125% due 08/01/2017		3,000	2,980
4.500% due 07/27/2015		1,915	1,971
Stone Street Trust
5.902% due 12/15/2015		3,100	3,357
UBS AG
5.750% due 04/25/2018		100	116
5.875% due 12/20/2017		407	470
7.625% due 08/17/2022		1,500	1,662
7.750% due 09/01/2026		12,000	14,894
UDR, Inc.
3.700% due 10/01/2020		5,000	5,034
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	4,024
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	3,400	5,546
6.000% due 04/15/2021		8,400	13,871
Wachovia Corp.
0.524% due 06/15/2017		$11,000	10,867
0.605% due 10/28/2015		10,400	10,361
0.638% due 10/15/2016		1,400	1,385
Washington Real Estate Investment Trust
3.950% due 10/15/2022		4,100	3,953
WEA Finance LLC
7.125% due 04/15/2018		7,000	8,343
Wells Fargo & Co.
1.250% due 07/20/2016		7,800	7,810
3.450% due 02/13/2023		5,000	4,691
7.980% due 03/15/2018 (c)		2,000	2,210
Wells Fargo Bank N.A.
0.473% due 05/16/2016		3,800	3,762
Weyerhaeuser Co.
6.950% due 10/01/2027		8,737	10,114
7.125% due 07/15/2023		1,735	2,034
7.375% due 10/01/2019		10,415	12,719
7.950% due 03/15/2025		7,779	9,504
8.500% due 01/15/2025		19,314	24,726

			2,311,949

INDUSTRIALS 19.2%
AbbVie, Inc.
1.200% due 11/06/2015		10,900	10,946
2.000% due 11/06/2018		7,000	6,883
ADT Corp.
3.500% due 07/15/2022		8,100	6,863
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		5,400	5,562
Agrokor d.d.
8.875% due 02/01/2020		6,500	6,939
Air Canada Pass-Through Trust
4.125% due 11/15/2026		3,000	2,824
Alliance Data Systems Corp.
5.250% due 12/01/2017		6,350	6,540
Altria Group, Inc.
9.250% due 08/06/2019		6,357	8,407
9.700% due 11/10/2018		200	265
9.950% due 11/10/2038		10,000	14,970

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
America Movil S.A.B. de C.V.
1.256% due 09/12/2016	$1,100	$1,101
American Airlines Pass-Through Trust
5.250% due 07/31/2022	2,869	2,998
7.000% due 07/31/2019	3,513	3,601
American Airlines, Inc.
7.500% due 03/15/2016 ^	11,000	13,090
American Tower Corp.
4.500% due 01/15/2018	6,000	6,344
7.000% due 10/15/2017	10,000	11,525
Amgen, Inc.
4.850% due 11/18/2014	3,845	4,032
5.700% due 02/01/2019	5,128	5,897
6.150% due 06/01/2018	3,000	3,512
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	18,250	15,416
Arch Coal, Inc.
7.250% due 10/01/2020	6,000	4,575
7.250% due 06/15/2021	21,575	16,451
Asciano Finance Ltd.
6.000% due 04/07/2023	7,000	7,450
Aviation Capital Group Corp.
4.625% due 01/31/2018	11,600	11,548
7.125% due 10/15/2020	11,650	12,726
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	16,720	17,305
Axiall Corp.
4.875% due 05/15/2023	1,000	951
Baidu, Inc.
2.250% due 11/28/2017	3,000	2,959
3.500% due 11/28/2022	2,000	1,840
Boston Scientific Corp.
6.250% due 11/15/2015	600	661
Braskem Finance Ltd.
7.375% due 10/04/2015 (c)	2,000	1,820
British Sky Broadcasting Group PLC
6.100% due 02/15/2018	2,000	2,300
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	4,975	4,988
Cemex Finance LLC
9.500% due 12/14/2016	6,671	7,113
Cemex S.A.B. de C.V.
4.900% due 10/15/2018 (a)	3,400	3,409
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	140
China Resources Power East Foundation Co. Ltd.
7.250% due 05/09/2016 (c)	1,400	1,442
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018 (e)	9,350	9,401
4.800% due 10/01/2020 (e)	8,106	7,741
Clorox Co.
5.000% due 01/15/2015	1,000	1,054
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023 (a)	4,000	4,053
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	552
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	44
Comcast Corp.
5.150% due 03/01/2020	300	340
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,000	1,967
4.750% due 07/12/2022	2,676	2,830
6.250% due 10/11/2021	1,300	1,339
7.250% due 05/10/2021	11,732	13,257
9.000% due 01/08/2018	5,551	6,343

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Resources, Inc.
4.500% due 04/15/2023	$2,500	$2,466
5.000% due 09/15/2022	3,800	3,843
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^	10,400	1,560
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	5,795
5.495% due 01/15/2037	17,700	19,276
6.113% due 01/15/2040	3,670	4,158
CSN Resources S.A.
6.500% due 07/21/2020	1,400	1,404
CVS Pass-Through Trust
6.943% due 01/10/2030	6,021	7,019
7.507% due 01/10/2032	19,674	23,792
D.R. Horton, Inc.
3.625% due 02/15/2018	1,600	1,582
4.375% due 09/15/2022	2,114	1,940
4.750% due 05/15/2017	3,200	3,360
4.750% due 02/15/2023	5,450	5,116
5.750% due 08/15/2023	3,000	3,028
Daimler Finance North America LLC
0.945% due 08/01/2016	4,000	4,012
DCP Midstream Operating LP
3.250% due 10/01/2015	3,500	3,619
Dell, Inc.
5.625% due 04/15/2014	1,500	1,530
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021	3,857	4,050
4.950% due 11/23/2020	2,053	2,192
6.200% due 01/02/2020	3,261	3,571
6.718% due 07/02/2024	1,244	1,359
7.750% due 06/17/2021	9,499	11,031
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^	3,000	750
DP World Ltd.
6.850% due 07/02/2037	5,000	5,050
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	9,562
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	27,219	28,922
Ensco PLC
3.250% due 03/15/2016	1,890	1,974
Enterprise Products Operating LLC
5.000% due 03/01/2015	500	529
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	13,500	16,848
FMC Technologies, Inc.
3.450% due 10/01/2022	1,910	1,836
FMG Resources Pty. Ltd.
7.000% due 11/01/2015	1,300	1,344
Freeport-McMoRan Corp.
9.500% due 06/01/2031	200	263
General Electric Co.
5.250% due 12/06/2017	2,570	2,928
Georgia-Pacific LLC
8.875% due 05/15/2031	10,000	13,849
GTL Trade Finance, Inc.
7.250% due 10/20/2017	9,300	10,369
Harvest Operations Corp.
6.875% due 10/01/2017	12,800	13,760
HD Supply, Inc.
8.125% due 04/15/2019	20,755	23,142
Heathrow Funding Ltd.
2.500% due 06/25/2017	13,400	13,613
Hiland Partners LP
7.250% due 10/01/2020	23,474	24,589

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hospira, Inc.
5.200% due 08/12/2020	$200	$204
Host Hotels & Resorts LP
6.000% due 10/01/2021	1,900	2,077
Incitec Pivot Ltd.
4.000% due 12/07/2015	9,500	9,883
Inmet Mining Corp.
7.500% due 06/01/2021	3,050	3,141
KB Home
9.100% due 09/15/2017	905	1,048
Kern River Funding Corp.
4.893% due 04/30/2018	35	38
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	600	675
6.000% due 02/01/2017	15,200	17,242
6.500% due 09/01/2039	5,200	5,664
6.850% due 02/15/2020	350	415
9.000% due 02/01/2019	1,400	1,794
Kraft Foods Group, Inc.
2.250% due 06/05/2017	2,670	2,726
Lexmark International, Inc.
5.125% due 03/15/2020	4,400	4,543
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	3,300	3,966
Masco Corp.
5.850% due 03/15/2017	4,500	4,894
6.125% due 10/03/2016	13,050	14,502
7.125% due 03/15/2020	8,568	9,703
7.750% due 08/01/2029	5,450	6,046
MCE Finance Ltd.
5.000% due 02/15/2021	3,000	2,887
MGM Resorts International
6.625% due 07/15/2015	1,000	1,083
7.500% due 06/01/2016	8,200	9,204
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	20,162	20,747
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020	10,120	10,677
Mondelez International, Inc.
4.125% due 02/09/2016	1,649	1,762
Mongolian Mining Corp.
8.875% due 03/29/2017	15,985	12,189
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	19,200	19,037
New Gold, Inc.
6.250% due 11/15/2022	15,470	15,122
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	11,700	9,722
Northwest Airlines Pass-Through Trust
1.014% due 11/20/2015	432	427
Northwest Pipeline GP
6.050% due 06/15/2018	30	35
NVR, Inc.
3.950% due 09/15/2022	4,000	3,883
OGX Austria GmbH
8.375% due 04/01/2022	24,475	4,038
8.500% due 06/01/2018	22,950	3,787
ONEOK Partners LP
2.000% due 10/01/2017	1,023	1,017
3.200% due 09/15/2018	1,350	1,377
3.375% due 10/01/2022	21,570	19,917
5.000% due 09/15/2023	4,300	4,423
Pearson Funding PLC
3.250% due 05/08/2023	4,950	4,546
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	2,200	2,225

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PepsiCo, Inc.
0.465% due 07/30/2015		$4,000	$4,005
Petrobras International Finance Co.
5.375% due 01/27/2021		11,000	11,109
PHH Corp.
9.250% due 03/01/2016		3,000	3,525
Pioneer Natural Resources Co.
6.650% due 03/15/2017		5,651	6,521
6.875% due 05/01/2018		23,485	27,736
7.200% due 01/15/2028		4,297	5,186
7.500% due 01/15/2020		14,083	17,291
Pride International, Inc.
8.500% due 06/15/2019		35,560	45,158
QVC, Inc.
5.125% due 07/02/2022		1,344	1,324
Reynolds American, Inc.
7.750% due 06/01/2018		300	365
Rock Tenn Co.
4.900% due 03/01/2022		8,920	9,239
Rockies Express Pipeline LLC
3.900% due 04/15/2015		9,440	9,440
5.625% due 04/15/2020		15,125	12,856
6.000% due 01/15/2019		10,603	9,384
6.850% due 07/15/2018		38,020	36,024
Roofing Supply Group LLC
10.000% due 06/01/2020		5,750	6,469
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,821
Schaeffler Finance BV
4.750% due 05/15/2021		500	488
Southern Gas Networks PLC
0.800% due 10/21/2015	GBP	2,600	4,197
Southwestern Energy Co.
4.100% due 03/15/2022		$33,300	33,378
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023		8,650	8,069
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,544
5.125% due 02/22/2021		13,300	14,007
Symantec Corp.
2.750% due 06/15/2017		3,300	3,356
3.950% due 06/15/2022		10,000	9,864
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		3,000	3,095
3.992% due 02/16/2016		2,000	2,077
4.949% due 01/15/2015		6,000	6,268
5.431% due 02/03/2014	EUR	3,800	5,226
6.221% due 07/03/2017		$8,650	9,576
6.421% due 06/20/2016		16,625	18,313
Tesoro Logistics LP
5.875% due 10/01/2020		14,840	14,877
Time Warner Cable, Inc.
8.250% due 04/01/2019		5,900	6,839
8.750% due 02/14/2019		3,150	3,711
Times Square Hotel Trust
8.528% due 08/01/2026		756	1,018
Toll Brothers Finance Corp.
5.875% due 02/15/2022		1,800	1,840
6.750% due 11/01/2019		3,500	3,885
8.910% due 10/15/2017		4,060	4,852
Transocean, Inc.
3.800% due 10/15/2022		10,000	9,437
6.000% due 03/15/2018		2,000	2,256
7.375% due 04/15/2018		6,500	7,521
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,300	3,052
5.375% due 05/15/2023		500	475

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.900% due 04/01/2026		$2,296	$2,399
6.750% due 12/03/2022		6,200	6,339
7.125% due 04/22/2025		3,278	3,597
8.000% due 04/01/2021		1,699	1,852
UAL Pass-Through Trust
9.750% due 07/15/2018		988	1,124
10.125% due 03/22/2015 ^		44	27
10.400% due 05/01/2018		19,336	21,668
United Airlines Pass-Through Trust
4.300% due 02/15/2027		2,550	2,493
United Airlines, Inc.
6.750% due 09/15/2015		10,450	10,816
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	1,332
USG Corp.
6.300% due 11/15/2016		2,500	2,656
9.750% due 01/15/2018		1,054	1,225
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,624
Vivendi S.A.
6.625% due 04/04/2018		750	849
Volkswagen International Finance NV
2.375% due 03/22/2017		1,700	1,746
Walter Energy, Inc.
8.500% due 04/15/2021		12,500	10,500
9.875% due 12/15/2020		5,100	4,475
Western Gas Partners LP
4.000% due 07/01/2022		16,550	16,098
Whiting Petroleum Corp.
5.000% due 03/15/2019		4,000	4,020
5.750% due 03/15/2021		6,000	6,180
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,269
Wynn Las Vegas LLC
4.250% due 05/30/2023		4,000	3,675
5.375% due 03/15/2022		17,828	18,006
Xstrata Finance Canada Ltd.
2.050% due 10/23/2015		3,433	3,444
2.700% due 10/25/2017		10,100	10,056
Yellowstone Energy LP
5.750% due 12/31/2026		5,000	4,767

			1,349,922

UTILITIES 7.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,600	5,726
8.700% due 08/07/2018		29,300	35,526
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		3,700	3,964
Ameren Illinois Co.
9.750% due 11/15/2018		488	655
British Telecommunications PLC
1.377% due 12/20/2013		1,500	1,503
Bruce Mansfield Unit
6.850% due 06/01/2034		3,571	3,775
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	250	162
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		$1,250	1,444
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		10,350	10,583
10.000% due 12/01/2020		6,570	6,956
Entergy Corp.
5.125% due 09/15/2020		9,900	10,316
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,434

60	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FirstEnergy Corp.
2.750% due 03/15/2018		$10,250	$9,981
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		7,500	8,064
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		12,500	13,275
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,200	2,307
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,888
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018 (a)		9,000	8,982
MarkWest Energy Partners LP
4.500% due 07/15/2023		18,475	17,505
5.500% due 02/15/2023		7,500	7,556
Midwest Generation LLC
8.560% due 01/02/2016 ^		594	585
NGPL PipeCo LLC
7.119% due 12/15/2017		85,510	75,890
9.625% due 06/01/2019		3,152	2,947
Plains All American Pipeline LP
5.000% due 02/01/2021		3,400	3,709
8.750% due 05/01/2019		3,000	3,848
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	168
Qtel International Finance Ltd.
4.750% due 02/16/2021		5,500	5,803
Rosneft Finance S.A.
7.500% due 07/18/2016		21,200	23,771
Targa Resources Partners LP
5.250% due 05/01/2023		47,204	46,496
Telecom Italia Capital S.A.
5.250% due 11/15/2013		5,150	5,174
6.175% due 06/18/2014		10,421	10,739
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,500	6,175
Verizon Communications, Inc.
1.782% due 09/15/2016		$3,300	3,400
4.500% due 09/15/2020		49,300	52,515
5.150% due 09/15/2023		112,000	120,326
VimpelCom Holdings BV
5.200% due 02/13/2019		6,900	6,883

			533,031

Total Corporate Bonds & Notes (Cost $4,135,105)			4,194,902

MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		7,200	9,144
7.550% due 04/01/2039		1,300	1,693
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,072
5.450% due 04/01/2015		14,000	14,996
5.950% due 04/01/2016		5,000	5,602
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		3,320	3,326

			37,833

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029		7,500	8,438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.1%
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	$3,000	$3,006

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	10,000	11,923

OHIO 0.1%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,831

TEXAS 0.6%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	10,000	10,808
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	18,000	20,869
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	10,000	11,146

		42,823

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,221

Total Municipal Bonds & Notes (Cost $96,946)		109,075

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
3.500% due 11/01/2043	10,000	10,158

Total U.S. Government Agencies (Cost $10,126)		10,158

U.S. TREASURY OBLIGATIONS 14.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)(g)	30,200	25,033
3.000% due 05/15/2042 (e)(g)	99,250	86,960
3.125% due 02/15/2042 (e)(g)(i)	132,630	119,398
4.375% due 05/15/2040 (e)	65,250	73,799
4.375% due 05/15/2041	28,000	31,644
4.750% due 02/15/2041 (e)(g)(i)	188,150	225,427
5.250% due 02/15/2029	27,100	33,892
5.500% due 08/15/2028 (e)(g)(i)	54,000	69,141
U.S. Treasury Notes
0.625% due 11/30/2017	2,605	2,553
0.875% due 01/31/2018	500	494
1.000% due 08/31/2016 (g)	17,300	17,489
1.375% due 06/30/2018 (e)	79,800	80,040
1.500% due 08/31/2018 (e)	39,500	39,776
2.000% due 02/15/2022 (g)(i)	15,790	15,359
2.125% due 08/15/2021 (g)(i)	33,600	33,340
3.125% due 05/15/2021 (e)(i)	125,400	134,075

Total U.S. Treasury Obligations (Cost $1,011,377)		988,420

MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
4.974% due 01/25/2036	1,823	1,688

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Assets Trust
0.299% due 10/25/2046		$5,642	$4,108
0.853% due 02/25/2047		7,891	4,486
American Home Mortgage Investment Trust
2.123% due 11/25/2045 ^		2,068	1,643
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		110	121
5.934% due 02/10/2051		1,000	1,120
Banc of America Funding Corp.
0.370% due 10/20/2036		4,996	3,285
0.460% due 06/20/2047		2,000	1,232
0.579% due 05/25/2037		1,393	936
5.500% due 01/25/2036		1,046	1,065
Banc of America Large Loan Trust
2.482% due 11/15/2015		55,486	55,595
BCAP LLC Trust
0.389% due 04/25/2037		2,012	1,738
5.478% due 07/26/2035		2,055	2,112
Bear Stearns Adjustable Rate Mortgage Trust
2.706% due 08/25/2035		586	524
Bear Stearns Alt-A Trust
0.499% due 08/25/2036		1,640	946
2.750% due 03/25/2036 ^		588	396
2.804% due 08/25/2036 ^		2,570	1,768
5.171% due 11/25/2034		173	171
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	11,300	14,003
Chase Mortgage Finance Trust
5.500% due 07/25/2037		$8,791	8,115
Chaseflex Trust
0.519% due 08/25/2037		1,452	974
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,433
5.885% due 12/10/2049		91	103
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		156	152
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	220
5.886% due 11/15/2044		98	111
Countrywide Alternative Loan Trust
0.339% due 12/25/2046 ^		1,606	1,411
0.349% due 11/25/2036		1,216	998
0.349% due 05/25/2047		16,116	13,118
0.369% due 08/25/2046		11,174	7,488
0.369% due 09/25/2046 ^		8,354	5,436
0.370% due 09/20/2046		9,222	6,246
0.390% due 03/20/2046		2,258	1,553
0.390% due 09/20/2046		7,106	4,204
0.469% due 05/25/2036		26,655	15,838
0.529% due 05/25/2037 ^		2,150	1,419
0.964% due 08/25/2046		5,379	3,711
0.979% due 12/25/2035		1,944	1,514
6.000% due 08/25/2036 ^		1,562	1,303
6.000% due 01/25/2037 ^		88	72
6.000% due 08/25/2037		2,368	1,578
Countrywide Home Loan Mortgage Pass-Through Trust
2.551% due 04/20/2035		58	59
5.500% due 01/25/2035		912	941
5.500% due 03/25/2035		1,542	1,562
5.750% due 07/25/2037		19,300	18,428
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	324
Deutsche ALT-A Securities, Inc.
0.319% due 08/25/2037		18,024	13,819
0.379% due 02/25/2047		3,566	2,553
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^		2,706	2,377

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Mortgage Pass-Through Trust
2.445% due 11/25/2037		$2,692	$2,313
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,500	2,759
GSMPS Mortgage Loan Trust
0.529% due 03/25/2035		1,292	1,104
Harborview Mortgage Loan Trust
0.371% due 09/19/2037		6,027	4,795
0.431% due 01/19/2036		5,374	3,375
1.008% due 12/19/2036 ^		4,935	3,626
2.787% due 06/19/2036 ^		1,972	1,309
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	12,751	17,346
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037		$544	524
IndyMac Mortgage Loan Trust
0.419% due 06/25/2037		3,271	2,730
JPMorgan Alternative Loan Trust
0.289% due 09/25/2036 ^		2,325	1,775
3.287% due 05/25/2037 ^		3,479	2,524
6.310% due 08/25/2036		3,000	2,200
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		500	553
JPMorgan Mortgage Trust
2.105% due 11/25/2033		52	52
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	222
Lehman Mortgage Trust
6.000% due 07/25/2037		1,545	1,327
Luminent Mortgage Trust
0.419% due 04/25/2036		3,789	2,367
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		370	339
0.429% due 11/25/2035		109	99
1.666% due 10/25/2035		139	135
2.959% due 05/25/2033		17	17
3.346% due 05/25/2033		29	28
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,186
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
5.569% due 12/15/2044		1,000	1,084
Mortgages PLC
0.969% due 10/31/2038	GBP	4,131	6,360
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		$2,278	1,576
6.310% due 07/25/2036 ^		6,520	4,509
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,294
Residential Accredit Loans, Inc. Trust
0.359% due 05/25/2036		3,906	2,931
0.359% due 09/25/2036		1,748	1,250
0.369% due 08/25/2036		3,538	2,671
0.369% due 09/25/2036		3,322	2,377
0.529% due 08/25/2035 ^		6,795	4,913
0.953% due 09/25/2046 ^		1,754	1,014
3.079% due 07/25/2035		1,033	973
3.633% due 09/25/2035 ^		964	736
3.697% due 12/25/2035		7,180	5,637
3.764% due 01/25/2036 ^		4,467	3,297
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037 ^		1,105	991
Sequoia Mortgage Trust
0.380% due 05/20/2035		427	378
0.953% due 05/20/2034		2,366	2,287
Structured Adjustable Rate Mortgage Loan Trust
0.479% due 08/25/2036		3,429	2,541

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.539% due 03/25/2034		$60	$59
2.858% due 02/25/2036 ^		3,871	3,180
5.061% due 05/25/2036		1,101	1,097
5.168% due 05/25/2036		5,447	4,589
5.397% due 07/25/2036		3,414	2,427
Structured Asset Mortgage Investments Trust
0.299% due 08/25/2036		2,760	1,942
0.389% due 08/25/2036		1,840	1,291
Thornburg Mortgage Securities Trust
6.098% due 09/25/2037		161	169
Wachovia Mortgage Loan Trust LLC
2.737% due 10/20/2035 ^		751	652
3.044% due 05/20/2036 ^		3,067	2,583
WaMu Mortgage Pass-Through Certificates
2.204% due 07/25/2047		2,898	2,045
2.373% due 10/25/2035		2,360	2,263
2.473% due 12/25/2035		1,491	1,367
4.840% due 06/25/2037		3,421	2,999
4.857% due 07/25/2037 ^		1,675	1,586
4.891% due 05/25/2037		2,927	2,791
Washington Mutual MSC Mortgage Pass-Through Certificates
6.000% due 06/25/2037 ^		8,966	7,420
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		773	697
6.000% due 06/25/2037 ^		852	773
6.250% due 07/25/2037 ^		12,108	10,782
6.250% due 11/25/2037		2,234	2,047
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^		5,717	5,442
2.618% due 01/25/2035		153	153
4.536% due 12/25/2033		94	96

Total Mortgage-Backed Securities (Cost $338,852)			375,083

ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp. Home Equity Loan Trust
0.339% due 08/25/2036		2,000	719
0.379% due 12/25/2036		7,400	2,612
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.639% due 07/25/2035		3,100	2,893
0.779% due 02/25/2034		2,280	2,215
Argent Securities Trust
0.289% due 09/25/2036		1,253	522
Ballyrock CLO Ltd.
0.482% due 08/28/2019		294	293
Bear Stearns Asset-Backed Securities Trust
0.329% due 11/25/2036		3,924	2,621
0.339% due 08/25/2036		5,446	3,583
0.349% due 01/25/2037		3,001	1,323
0.419% due 06/25/2047		2,700	2,119
0.499% due 01/25/2047		1,100	944
0.529% due 12/25/2035		943	634
0.529% due 04/25/2037		4,900	2,086
1.429% due 08/25/2037		2,268	1,872
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	14,146	18,354
Citigroup Mortgage Loan Trust, Inc.
0.449% due 05/25/2037		$4,254	2,187
Countrywide Asset-Backed Certificates
0.309% due 11/25/2037		6,286	6,149
0.319% due 07/25/2037		6,300	4,385
0.329% due 01/25/2037		1,841	1,611
0.339% due 09/25/2046		19,494	14,667
0.349% due 05/25/2037		6,171	4,854
0.359% due 06/25/2047		2,000	1,543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.399% due 09/25/2047		$1,500	$1,083
0.419% due 03/25/2037		3,800	1,465
0.529% due 03/25/2036 ^		23,820	16,863
5.493% due 10/25/2046		4,429	3,618
Credit-Based Asset Servicing and Securitization LLC
0.329% due 11/25/2036		2,255	1,192
First Franklin Mortgage Loan Trust
0.439% due 11/25/2036		1,774	1,720
0.609% due 05/25/2035		3,043	2,997
0.669% due 09/25/2035		4,300	3,712
Fremont Home Loan Trust
0.329% due 01/25/2037		2,510	1,217
GSAA Home Equity Trust
5.451% due 03/25/2036		4,631	3,442
5.995% due 03/25/2046 ^		3,144	2,387
HSI Asset Securitization Corp. Trust
0.359% due 04/25/2037		5,800	3,460
Inwood Park CDO Ltd.
0.491% due 01/20/2021		2,696	2,681
JPMorgan Mortgage Acquisition Trust
0.369% due 03/25/2047		3,770	1,962
Lehman XS Trust
0.359% due 06/25/2036		1,753	1,210
0.379% due 08/25/2046		4,839	3,700
0.409% due 04/25/2046		7,139	5,059
Madison Park Funding Ltd.
0.535% due 05/10/2019		427	427
Magi Funding PLC
0.578% due 04/11/2021	EUR	5,305	7,096
MASTR Asset-Backed Securities Trust
0.419% due 03/25/2036		$4,500	2,426
Merrill Lynch Mortgage Investors Trust
0.249% due 04/25/2047		2,489	1,239
0.289% due 03/25/2037		3,148	2,108
0.349% due 07/25/2037		2,100	1,008
0.359% due 03/25/2037		6,789	3,415
0.439% due 03/25/2037		16,900	8,611
Morgan Stanley ABS Capital, Inc.
0.319% due 10/25/2036		1,811	969
0.329% due 11/25/2036		2,954	1,617
0.329% due 12/25/2036		1,398	716
0.399% due 10/25/2036		1,979	1,070
0.429% due 08/25/2036		10,600	4,816
0.429% due 03/25/2037		3,649	1,674
Morgan Stanley Home Equity Loan Trust
0.529% due 04/25/2037		1,994	1,112
National Collegiate Student Loan Trust
0.439% due 02/26/2029		1,500	1,050
0.449% due 03/26/2029		500	412
New Century Home Equity Loan Trust
0.509% due 02/25/2036		3,000	2,497
NovaStar Mortgage Funding Trust
0.329% due 03/25/2037		1,915	873
0.389% due 01/25/2037		7,103	2,620
0.429% due 10/25/2036		2,200	925
Option One Mortgage Loan Trust Asset-Backed Certificates
0.319% due 01/25/2037		7,700	3,939
Residential Asset Mortgage Products Trust
0.479% due 03/25/2036		3,000	2,139
0.799% due 05/25/2035		4,219	3,658
Residential Asset Securities Corp. Trust
0.329% due 08/25/2036		3,382	2,924
0.429% due 08/25/2036		3,900	2,665
0.499% due 01/25/2036		2,000	1,867
Rhodium BV
0.825% due 05/27/2084	EUR	956	1,200

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saxon Asset Securities Trust
0.974% due 03/25/2035		$2,425	$2,079
Securitized Asset-Backed Receivables LLC Trust
0.429% due 03/25/2036		2,001	1,105
SLM Student Loan Trust
1.766% due 04/25/2023		12,202	12,555
Specialty Underwriting & Residential Finance Trust
0.329% due 06/25/2037		1,106	668
0.479% due 12/25/2036		8,100	5,363
5.513% due 02/25/2037		2,417	1,348
Structured Asset Investment Loan Trust
0.329% due 09/25/2036		2,212	1,521
0.339% due 05/25/2036		1,223	881
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.349% due 12/25/2036		5,500	3,792
WG Horizons CLO
0.522% due 05/24/2019		9,591	9,453

Total Asset-Backed Securities (Cost $213,733)			239,792

SOVEREIGN ISSUES 1.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		5,000	5,028
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,821	4,893
10.000% due 01/01/2017		246	107
10.000% due 01/01/2021		122	51
10.000% due 01/01/2023		122	50
Italy Buoni Poliennali Del Tesoro
3.500% due 12/01/2018	EUR	10,000	13,565
4.750% due 06/01/2017		19,250	27,639
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	4,035
6.505% due 03/01/2019		1,800	2,722
Spain Government International Bond
3.750% due 10/31/2018		21,400	29,760

Total Sovereign Issues (Cost $87,129)			87,850

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.3%
Health Care REIT, Inc.
6.500% due 12/31/2049 (c)		84,000	4,834
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		15,500	17,631

			22,465

UTILITIES 0.1%
PPL Corp.
8.750% due 05/01/2014		53,150	2,856

Total Convertible Preferred Securities (Cost $17,178)			25,321

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Citigroup Capital
7.875% due 10/30/2040	48,000	$1,319
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	13,000	15,628
SLM Corp. CPI Linked Security
3.754% due 03/15/2017	21,400	497

		17,444

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (c)	25,000	2,388

Total Preferred Securities (Cost $17,299)		19,832

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 17.5%

CERTIFICATES OF DEPOSIT 1.9%
Banco do Brasil S.A.
0.000% due 01/24/2014	$9,350	9,314
2.265% due 02/14/2014	25,000	25,006
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	25,000	24,969
0.000% due 11/08/2013	17,500	17,473
0.000% due 03/03/2014	56,750	56,429

		133,191

COMMERCIAL PAPER 15.5%
American Honda Finance Corp.
0.090% due 10/10/2013	50,000	49,999
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	31,800	31,745
BP Capital Markets PLC
0.060% due 10/18/2013	50,000	49,999
0.070% due 10/15/2013	40,000	39,999
Chevron Corp.
0.050% due 10/17/2013	50,000	49,999
Coca-Cola Co.
0.080% due 10/18/2013	15,000	14,999
Electricite de France S.A.
0.150% due 10/02/2013	46,000	46,000
Exxon Mobil Corp.
0.050% due 10/03/2013	40,000	40,000
0.050% due 10/11/2013	60,000	59,999
John Deere Bank S.A.
0.060% due 10/16/2013	25,000	24,999
0.070% due 10/01/2013	73,000	73,000
John Deere Capital Corp.
0.070% due 10/10/2013	50,000	49,999
Johnson & Johnson
0.050% due 10/17/2013	49,000	48,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philip Morris International, Inc.
0.070% due 10/28/2013	$100,000	$99,995
0.090% due 10/22/2013	33,000	32,998
Roche Holdings, Inc.
0.050% due 10/15/2013	25,000	24,999
Santander S.A.
3.100% due 10/01/2013	10,000	10,000
Schlumberger Investments S.A.
0.080% due 10/07/2013	97,000	96,999
0.120% due 11/04/2013	50,000	49,994
Toyota Motor Credit Corp.
0.110% due 11/01/2013	15,500	15,499
Wal-Mart Stores, Inc.
0.040% due 10/08/2013	80,000	79,999
0.060% due 10/16/2013	48,000	47,999
0.080% due 11/04/2013	50,000	49,996

		1,088,214

REPURCHASE AGREEMENTS (d) 0.1%
		6,800

U.S. TREASURY BILLS 0.0%
0.036% due 12/26/2013 - 05/01/2014 (b)(i)	972	972

Total Short-Term Instruments (Cost $1,229,171)		1,229,177

Total Investments in Securities (Cost $7,434,155)		7,558,565

	SHARES
INVESTMENTS IN AFFILIATES 3.6%

SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio	25,538,333	255,562
PIMCO Short-Term Floating NAV Portfolio III	5,143	52

Total Short-Term Instruments (Cost $255,614)		255,614

Total Investments in Affiliates (Cost $255,614)		255,614

Total Investments 111.2% (Cost $7,689,769)		$7,814,179

Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(21,110))		(8,193)

Other Assets and Liabilities, net (11.1%)		(778,398)

Net Assets 100.0%		$7,027,588

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$6,800	U.S. Treasury Notes 0.250% due 09/30/2015	$(6,938)	$6,800	$6,800

Total Repurchase Agreements						$(6,938)	$6,800	$6,800

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(5.750%)	09/25/2013	09/23/2015	$(6,144)	$(6,138)
DEU	(6.250%)	09/24/2013	09/24/2015	(4,947)	(4,941)
	(5.250%)	09/24/2013	09/23/2015	(1,638)	(1,636)
FOB	(6.500%)	09/25/2013	09/24/2015	(2,449)	(2,446)
JPS	0.100%	09/12/2013	10/11/2013	(107,139)	(107,145)

Total Reverse Repurchase Agreements					$(122,306)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.050%)	09/30/2013	10/01/2013	$(3,729)	$(3,729)
	0.100%	09/13/2013	10/11/2013	(82,962)	(83,033)
	0.120%	09/30/2013	10/01/2013	(23,321)	(23,321)
	0.130%	09/19/2013	10/10/2013	(329,677)	(329,988)
	0.130%	09/24/2013	10/09/2013	(18,250)	(18,264)
BPG	0.180%	09/23/2013	10/08/2013	(40,667)	(40,691)
GSC	0.050%	09/30/2013	10/01/2013	(36,068)	(36,068)
	0.140%	09/19/2013	10/03/2013	(79,991)	(80,001)

Total Sale-Buyback Transactions					$(615,095)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $972 at a weighted average interest rate of 0.036%.
(3)	Payable for sale-buyback transactions includes $390 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $741,647 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(6,138)	$0	$0	$(6,138)	$6,112	$(26)
BOS	6,800	0	0	0	6,800	(6,938)	(138)
DEU	0	(6,577)	0	0	(6,577)	7,610	1,033
FOB	0	(2,446)	0	0	(2,446)	1,329	(1,117)
JPS	0	(107,145)	0	0	(107,145)	106,571	(574)

Master Securities Forward Transactions Agreement
BCY	0	0	(458,335)	0	(458,335)	453,567	(4,768)
BPG	0	0	(40,691)	0	(40,691)	40,369	(322)
FOB	0	0	0	0	0	(1,190)	(1,190)
GSC	0	0	(116,069)	0	(116,069)	115,830	(239)
MSC	0	0	0	0	0	(353)	(353)

Total Borrowings and Other Financing Transactions	$6,800	$(122,306)	$(615,095)	$0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

64	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Long	03/2015	828	$4	$5	$(1)
90-Day Eurodollar December Futures	Long	12/2014	4,050	281	152	0
90-Day Eurodollar March Futures	Long	03/2015	10,853	748	452	(6)
90-Day Eurodollar September Futures	Long	09/2014	714	141	9	0
Euro-Bund 10-Year Bond December Futures	Long	12/2013	77	254	66	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	931	1,834	65	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	3,582	8,522	168	0

Total Futures Contracts				$11,784	$917	$(7)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$	127,364	$(9,664)	$(14,271)	$20	$0
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017		92,275	(6,610)	(7,098)	10	0
iTraxx Europe 18 Index	(1.000%)	12/20/2017	EUR	122,900	(1,109)	(2,013)	307	0

					$(17,383)	$(23,382)	$337	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.BP.IG-19 5-Year Index	1.000%	12/20/2017	$	200	$3	$1	$0	$(0)
CDX.IG-18 10-Year Index	1.000%	06/20/2022		5,600	(66)	35	0	(5)
CDX.IG-19 5-Year Index	1.000%	12/20/2017		361,345	5,653	3,389	0	(140)
CDX.IG-19 5-Year Index	1.000%	06/20/2018		190,700	2,369	779	0	(88)
CDX.IG-20 5-Year Index	1.000%	06/20/2018		129,200	1,605	43	0	(60)
CDX.IG-21 5-Year Index	1.000%	12/20/2018		313,200	2,884	(413)	0	(160)

					$12,448	$3,834	$0	$(453)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$	227,100	$(1,148)	$(344)	$3	$0
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		822,000	1,271	2,759	143	0
Pay	3-Month USD-LIBOR	0.950%	05/01/2018		65,000	(1,091)	(1,221)	31	0
Pay	3-Month USD-LIBOR	1.500%	12/18/2018		83,000	(723)	318	40	0
Pay	3-Month USD-LIBOR	2.650%	07/31/2023		16,800	(68)	(23)	11	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	2,100	(41)	(41)	8	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		22,500	(219)	(404)	100	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	166,700	(575)	(2,820)	0	(853)
Receive	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	15,200	(316)	(370)	0	(34)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	14,000,000	(2,005)	(2,490)	0	(147)

						$(4,915)	$(4,636)	$336	$(1,034)

Total Swap Agreements						$(9,850)	$(24,184)	$673	$(1,487)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	65

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $45,294 and cash of $14,288 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$917	$673	$1,590	$0	$(7)	$(1,487)	$(1,494)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	282	$		257	$0	$(6)
	10/2013		EUR	114,270			152,968	0	(1,623)
	10/2013		GBP	87,608			136,055	0	(5,773)
	10/2013		JPY	719,678			7,279	0	(43)
	10/2013	$		4,573		EUR	3,472	124	0

BRC	10/2013		EUR	13,121	$		17,411	0	(340)
	10/2013		RUB	360,680			11,046	0	(76)
	10/2013	$		145,458		GBP	90,658	1,309	0
	11/2013		GBP	88,744	$		142,417	0	(1,214)

CBK	10/2013			2,116			3,372	0	(54)
	10/2013	$		28,364		EUR	21,298	449	0
	10/2013			12,872		RUB	409,774	0	(236)

DUB	10/2013		AUD	9,694	$		8,637	0	(406)
	10/2013	$		5,296		EUR	4,010	129	0
	10/2013			13,412		RUB	430,486	0	(137)
	12/2013		CAD	14,661	$		14,278	74	0

FBF	10/2013		EUR	20,779			27,789	0	(322)
	10/2013		JPY	157,000			1,568	0	(29)
	10/2013	$		4,949		EUR	3,759	136	0
	10/2013			1,277		GBP	820	51	0
	11/2013			14,437		BRL	33,520	569	0

HUS	10/2013		AUD	234	$		215	0	(3)
	10/2013		GBP	1,754			2,740	0	(99)
	10/2013		JPY	148,900			1,518	3	0
	10/2013	$		29,755		EUR	22,260	367	(7)
	11/2013		AUD	9,560	$		8,901	2	0
	11/2013		GBP	175			281	0	(2)
	11/2013	$		5		NOK	30	0	0
	12/2013			1,910		CAD	1,958	0	(13)

JPM	10/2013		RUB	58,338	$		1,744	0	(55)
	10/2013	$		56,753		EUR	42,643	936	0
	10/2013		ZAR	70,397	$		7,022	17	0
	11/2013		EUR	22,079			29,776	0	(96)
	12/2013		MXN	292,451			22,058	0	(148)
	04/2016		CNY	13,651			2,014	0	(155)
	04/2016	$		2,300		CNY	13,651	0	(131)

MSC	10/2013		RUB	421,253	$		12,910	0	(80)
	10/2013	$		223,569		EUR	165,754	671	0
	11/2013		EUR	165,753	$		223,583	0	(676)

RYL	04/2014		CNY	60,000			9,178	0	(545)
	04/2014	$		9,802		CNY	60,000	0	(78)

UAG	10/2013		EUR	115,026	$		153,933	0	(1,680)

Total Forward Foreign Currency Contracts								$4,837	$(14,027)

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	89,400	$7,087	$12,921

Total Purchased Options								$7,087	$12,921

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	94,300	$(176)	$(100)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		94,300	(210)	(115)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		26,500	(51)	(28)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		26,500	(58)	(32)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		19,800	(139)	0

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		55,700	(101)	(59)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		55,700	(113)	(68)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	375,400	(7,057)	(13,084)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	28,900	(60)	(30)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		28,900	(60)	(35)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	368,100	(1,003)	(2,487)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		142,200	(771)	(68)

MYC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	9,800	(72)	(73)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	112,600	(217)	(119)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		112,600	(217)	(137)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		24,600	(24)	(7)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		24,600	(40)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	9,200	(67)	(69)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$	84,700	(577)	(396)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		84,700	(898)	(399)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		180,900	(1,013)	(87)

								$(12,924)	$(17,397)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	70,200	$(55)	$(50)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		55,300	(86)	(80)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		100,200	(282)	(92)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		41,500	(90)	(24)

BPS	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		63,600	(168)	(58)

CBK	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		19,400	(31)	(28)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		42,900	(141)	(39)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		101,600	(337)	(93)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		41,500	(82)	(24)

							$(1,272)	$(488)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(35)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(274)	(25)

						$(514)	$(60)

Total Written Options						$(14,710)	$(17,945)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	67

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at 03/31/2013	294	$7,325,000	EUR	1,185,100	GBP	0	$(21,496)
Sales	3,720	2,627,300		49,200		19,000	(15,775)
Closing Buys	(147)	(3,568,500)		(90,800)		0	6,154
Expirations	(1,860)	(3.968,500)		(438,500)		0	13,571
Exercised	(2,007)	(594,000)		0		0	2,836

Balance at 09/30/2013	0	$1,821,300	EUR	705,000	GBP	19,000	$(14,710)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.900%	)	06/20/2019	0.559%	$	2,000	$0	$(38)	$0	$(38)

BPS	Altria Group, Inc.	(1.300%	)	12/20/2018	0.572%		3,000	0	(112)	0	(112)

BRC	American Electric Power Co., Inc.	(0.793%	)	06/20/2019	0.502%		36,000	0	(587)	0	(587)
	Black & Decker Corp.	(2.250%	)	06/20/2014	0.024%		4,000	0	(68)	0	(68)

CBK	International Lease Finance Corp.	(5.000%	)	06/20/2016	2.153%		12,500	(1,156)	202	0	(954)

GST	American International Group, Inc.	(5.000%	)	09/20/2018	0.948%		10,000	(927)	(1,022)	0	(1,949)
	International Lease Finance Corp.	(5.000%	)	06/20/2016	2.153%		15,000	(1,238)	95	0	(1,143)

								$(3,321)	$(1,530)	$0	$(4,851)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.672%	$	1,400	$2	$3	$5	$0
	Caterpillar, Inc.	1.000%	03/20/2016	0.285%		14,300	198	60	258	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	3.029%	EUR	2,000	178	47	225	0
	Goldman Sachs Group, Inc.	1.000%	03/20/2018	1.118%	$	3,300	(53)	38	0	(15)
	KB Home	5.000%	06/20/2018	3.263%		5,000	514	(131)	383	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.596%		1,100	0	94	94	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.285%		2,600	(12)	54	42	0
	Shell International Finance BV	1.000%	03/20/2016	0.189%	EUR	3,800	103	2	105	0
	Sony Corp.	1.000%	03/20/2018	1.306%	JPY	280,000	(259)	221	0	(38)
	Telefonica Emisiones, S.A.U.	1.000%	06/20/2018	2.156%	EUR	700	(58)	10	0	(48)
	Toyota Motor Corp.	1.000%	03/20/2015	0.138%	$	18,000	24	212	236	0
	Whirlpool Corp.	1.000%	09/20/2017	0.647%		4,300	(181)	241	60	0

BPS	Dow Chemical Co.	1.000%	06/20/2017	0.553%		3,100	(71)	123	52	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.614%		15,000	(385)	(26)	0	(411)
	Lafarge S.A.	1.000%	12/20/2018	2.603%	EUR	4,400	(415)	(39)	0	(454)
	Lafarge S.A.	1.000%	12/20/2020	3.249%		3,000	(529)	(27)	0	(556)
	Metro AG	1.000%	09/20/2014	0.210%	$	10,000	(44)	124	80	0
	Newmont Mining Corp.	1.000%	06/20/2018	2.491%		10,000	(311)	(342)	0	(653)
	Petrobras International Finance Co.	1.000%	06/20/2015	1.674%		2,500	(17)	(11)	0	(28)
	SLM Corp.	5.000%	03/20/2018	2.959%		10,000	914	(62)	852	0

BRC	Anadarko Petroleum Corp.	1.000%	12/20/2017	0.632%		10,000	(242)	397	155	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.189%	EUR	20,600	(220)	733	513	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.186%	$	25,000	(150)	612	462	0
	BMW Finance NV	1.000%	06/20/2018	0.564%		500	6	5	11	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		800	(7)	7	0	0
	Citigroup, Inc.	1.000%	12/20/2017	0.846%		1,225	(31)	39	8	0
	Comcast Corp.	1.610%	12/20/2013	0.068%		7,000	0	28	28	0
	KB Home	5.000%	06/20/2018	3.263%		5,000	453	(70)	383	0

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	1.000%	09/20/2015	0.620%	$	9,800	$(71)	$147	$76	$0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		8,850	(59)	131	72	0
	Pacific Gas & Electric Co.	3.650%	03/20/2014	0.090%		8,000	0	144	144	0
	Petrobras International Finance Co.	1.000%	03/20/2014	1.039%		43,250	(104)	109	5	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.608%		11,600	(516)	(297)	0	(813)
	Pioneer Natural Resources Co.	1.000%	09/20/2017	0.569%		5,000	(254)	340	86	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	60,000	(65)	53	0	(12)
	Statoil ASA	1.000%	06/20/2016	0.198%	$	8,600	168	23	191	0
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.733%		4,000	(39)	64	25	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.138%		4,500	21	37	58	0
	UPC Holding BV	5.000%	09/20/2017	3.310%	EUR	10,000	(656)	1,523	867	0
	Volkswagen International Finance NV	1.000%	06/20/2018	0.635%	$	500	5	4	9	0

CBK	Anadarko Petroleum Corp.	1.000%	03/20/2017	0.524%		10,000	(245)	412	167	0
	Barrick Gold Corp.	1.000%	06/20/2018	2.420%		3,000	(89)	(98)	0	(187)
	Dominion Resources, Inc.	0.670%	06/20/2015	0.104%		100	0	1	1	0
	Forest Oil Corp.	5.000%	06/20/2015	1.708%		2,500	63	82	145	0
	Goldman Sachs Group, Inc.	1.000%	03/20/2018	1.118%		10,000	(143)	95	0	(48)
	Kinder Morgan Energy Partners LP	1.000%	03/20/2023	1.454%		3,900	(236)	94	0	(142)
	SLM Corp.	5.000%	12/20/2017	2.810%		1,500	121	10	131	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.359%		2,000	(5)	40	35	0

DUB	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.189%	EUR	3,700	(37)	129	92	0
	Berkshire Hathaway Finance Corp.	1.230%	12/20/2013	0.092%	$	5,000	0	15	15	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.269%		10,000	57	72	129	0
	Citigroup, Inc.	1.000%	09/20/2017	0.807%		13,200	(1,048)	1,152	104	0
	Danone S.A.	1.000%	03/20/2016	0.210%		2,000	32	7	39	0
	Devon Energy Corp.	1.000%	06/20/2018	0.783%		3,500	(10)	46	36	0
	Dow Chemical Co.	1.000%	06/20/2017	0.553%		5,000	(100)	184	84	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.370%		600	3	0	3	0
	ITAU Unibanco Holdings S.A.	1.000%	03/20/2014	1.941%		2,800	(2)	(9)	0	(11)
	MGM Resorts International	5.000%	03/20/2018	2.635%		9,000	30	878	908	0
	Morgan Stanley	1.000%	06/20/2014	0.396%		7,500	32	4	36	0
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.884%		5,100	0	377	377	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.406%		20,000	(202)	561	359	0
	Petrobras International Finance Co.	1.000%	06/20/2015	1.674%		33,100	(94)	(277)	0	(371)
	Plains All American Pipeline LP	1.000%	09/20/2017	0.536%		2,000	(59)	96	37	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.285%		13,500	(17)	236	219	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.499%		1,000	(19)	32	13	0
	Shell International Finance BV	1.000%	06/20/2016	0.206%		1,900	38	4	42	0
	UPC Holding BV	5.000%	06/20/2016	2.167%	EUR	11,100	(19)	1,171	1,152	0
	Whirlpool Corp.	1.000%	03/20/2018	0.785%	$	7,500	(94)	167	73	0

FBF	Anadarko Petroleum Corp.	1.000%	03/20/2018	0.688%		6,000	(115)	199	84	0
	Citigroup, Inc.	1.000%	06/20/2017	0.761%		2,500	(157)	180	23	0
	Danone S.A.	1.000%	12/20/2015	0.177%	EUR	400	8	2	10	0
	Devon Energy Corp.	1.000%	06/20/2018	0.783%	$	3,170	(6)	39	33	0
	Encana Corp.	1.000%	03/20/2017	0.754%		13,000	(511)	625	114	0
	Encana Corp.	1.000%	09/20/2017	0.887%		1,500	(42)	49	7	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	3.029%	EUR	5,100	403	170	573	0
	Forest Oil Corp.	5.000%	06/20/2015	1.708%	$	1,500	(6)	93	87	0
	H.J. Heinz Co.	1.000%	03/20/2018	1.195%		3,200	(95)	69	0	(26)
	MGM Resorts International	5.000%	03/20/2018	2.635%		15,700	82	1,501	1,583	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.406%		5,000	(50)	140	90	0
	Plains All American Pipeline LP	1.000%	09/20/2017	0.536%		7,500	(214)	353	139	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.285%		1,500	(11)	35	24	0
	SLM Corp.	5.000%	09/20/2017	2.685%		4,000	307	44	351	0
	Statoil ASA	1.000%	06/20/2016	0.198%		3,000	58	8	66	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.359%		2,700	(11)	59	48	0
	Whirlpool Corp.	1.000%	09/20/2017	0.647%		7,000	(262)	360	98	0

GST	Anadarko Petroleum Corp.	1.000%	12/20/2017	0.632%		10,000	(218)	373	155	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.189%	EUR	3,300	(41)	124	83	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	69

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.351%	$	5,000	$22	$60	$82	$0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.385%		5,500	49	44	93	0
	Brazil Government International Bond	1.000%	09/20/2014	0.672%		1,000	1	2	3	0
	Daimler Finance North America LLC	1.000%	12/20/2013	0.073%		2,800	27	(21)	6	0
	Forest Oil Corp.	5.000%	06/20/2015	1.708%		6,500	126	250	376	0
	Forest Oil Corp.	5.000%	06/20/2018	4.563%		12,700	(345)	595	250	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	1.269%		3,000	(106)	75	0	(31)
	Gilead Sciences, Inc.	1.000%	06/20/2017	0.874%		5,000	(19)	44	25	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.406%		2,500	(25)	70	45	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.499%		25,000	(633)	950	317	0
	Shell International Finance BV	1.000%	03/20/2016	0.185%		3,200	66	0	66	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	150,000	(164)	133	0	(31)
	Teck Resources Ltd.	1.000%	06/20/2018	1.569%	$	10,000	(292)	39	0	(253)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%	JPY	90,000	(108)	101	0	(7)
	UPC Holding BV	5.000%	09/20/2017	3.310%	EUR	5,000	(299)	735	436	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%	$	3,000	(47)	366	319	0

HUS	E.ON International Finance BV	1.000%	03/20/2016	0.432%		3,000	32	11	43	0
	Mexico Government International Bond	1.690%	09/20/2014	0.450%		15,800	0	200	200	0
	Shell International Finance BV	1.000%	06/20/2016	0.206%		2,000	38	5	43	0
	Tesco PLC	1.000%	03/20/2016	0.344%		3,900	50	15	65	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.359%		10,000	(60)	238	178	0

JPM	American Express Co.	2.750%	03/20/2014	0.131%		3,000	0	40	40	0
	Anadarko Petroleum Corp.	1.000%	03/20/2018	0.688%		20,000	(369)	648	279	0
	Barrick Gold Corp.	1.000%	06/20/2018	2.420%		10,000	(348)	(275)	0	(623)
	Brazil Government International Bond	1.000%	12/20/2014	0.756%		400	(4)	5	1	0
	Caterpillar, Inc.	1.000%	03/20/2016	0.285%		5,200	71	23	94	0
	D.R. Horton, Inc.	1.000%	09/20/2018	2.012%		5,100	(314)	75	0	(239)
	Danone S.A.	1.000%	12/20/2015	0.177%	EUR	14,200	269	89	358	0
	Dow Chemical Co.	1.000%	06/20/2017	0.553%	$	7,000	(168)	285	117	0
	Encana Corp.	1.000%	06/20/2018	1.122%		1,600	(37)	29	0	(8)
	Exelon Corp.	1.000%	06/20/2016	0.317%		40,000	(38)	796	758	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	3.029%	EUR	8,500	674	278	952	0
	Forest Oil Corp.	5.000%	06/20/2017	3.743%	$	2,900	(80)	210	130	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	03/20/2016	0.675%		5,000	(12)	54	42	0
	Masco Corp.	5.000%	09/20/2020	2.326%		5,000	709	120	829	0
	Newmont Mining Corp.	1.000%	06/20/2018	2.491%		3,200	(99)	(109)	0	(208)
	Petrobras International Finance Co.	1.000%	03/20/2015	1.547%		20,800	(161)	1	0	(160)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%		5,000	(143)	69	0	(74)
	Shell International Finance BV	1.000%	03/20/2016	0.185%		16,300	313	22	335	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	110,000	(117)	95	0	(22)
	Sony Corp.	1.000%	12/20/2017	1.215%		440,000	(655)	616	0	(39)
	Sony Corp.	1.000%	03/20/2018	1.306%		1,340,000	(857)	677	0	(180)

MYC	Barrick Gold Corp.	1.000%	06/20/2018	2.420%	$	25,000	(893)	(664)	0	(1,557)
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.269%		5,000	31	34	65	0
	Citigroup, Inc.	1.000%	12/20/2017	0.846%		6,000	(153)	192	39	0
	Dow Chemical Co.	1.000%	06/20/2017	0.553%		19,500	(421)	748	327	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	1.269%		8,000	(144)	63	0	(81)
	Lafarge S.A.	1.000%	12/20/2018	2.603%	EUR	2,200	(210)	(17)	0	(227)
	Lafarge S.A.	1.000%	12/20/2020	3.249%		1,800	(312)	(22)	0	(334)
	Mexico Government International Bond	1.000%	09/20/2015	0.620%	$	3,600	(28)	56	28	0

70	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.884%	$	1,400	$0	$104	$104	$0
	RZD Capital Ltd.	1.000%	03/20/2016	1.364%		1,500	(33)	20	0	(13)
	Spain Government International Bond	1.000%	12/20/2018	2.241%		16,200	(955)	1	0	(954)
	Teck Resources Ltd.	1.000%	03/20/2021	2.371%		10,000	(521)	(364)	0	(885)

RYL	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.208%		800	(4)	17	13	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.342%		1,300	(37)	50	13	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.406%		2,500	(26)	71	45	0

SOG	Shell International Finance BV	1.000%	03/20/2016	0.189%	EUR	1,600	44	0	44	0
	Statoil ASA	1.000%	06/20/2016	0.198%	$	8,600	164	27	191	0

UAG	Anadarko Petroleum Corp.	1.000%	03/20/2017	0.524%		10,000	(241)	407	166	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		9,800	(85)	161	76	0
	Russia Government International Bond	1.000%	06/20/2015	0.952%		5,000	(76)	82	6	0
	Shell International Finance BV	1.000%	03/20/2016	0.189%	EUR	3,500	96	2	98	0
	Statoil ASA	1.000%	06/20/2016	0.198%	$	5,000	100	11	111	0
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.733%		15,000	(89)	182	93	0

							$(11,932)	$23,345	$21,151	$(9,739)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BRC	iTraxx Japan 20 5-Year Index	1.000%	12/20/2018	JPY	540,000	$17	$(8)	$9	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	83,200	$45	$(2,206)	$0	$(2,161)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		294,600	386	(6,517)	0	(6,131)

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		12,600	43	(353)	0	(310)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,053,600	(90)	2,599	2,509	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		27,000	28	35	63	0

CBK	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		91,000	105	112	217	0

DUB	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	85,000	1,089	4,246	5,335	0

FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	5,400	27	165	192	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	59,800	(2)	(1,528)	0	(1,530)
	Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	JPY	510,000	170	(412)	0	(242)

GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	15,600	169	385	554	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	175,100	(199)	(4,564)	0	(4,763)
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		44,000	(76)	(939)	0	(1,015)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	956,700	(602)	2,880	2,278	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		5,800	8	6	14	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	71

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
HUS	Pay	1-Year BRL-CDI	8.645%	01/02/2017	BRL	100,000	$179	$(2,567)	$0	$(2,388)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,404,200	(517)	3,861	3,344	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		175,000	158	249	407	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		227,100	551	923	1,474	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		7,100	12	6	18	0

JPM	Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	AUD	3,700	(23)	188	165	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	10,000	6	17	23	0

MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	7,200	(8)	263	255	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,400	(2)	17	15	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		269,000	213	412	625	0

UAG	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		170,500	80	327	407	0

							$1,750	$(2,395)	$17,895	$(18,540)

Total Swap Agreements							$(13,487)	$19,412	$39,055	$(33,130)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $35,261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$124	$0	$1,408	$1,532	$(7,445)	$(461)	$(8,431)	$(16,337)	$(14,805)	$14,629	$(176)
BPS	0	0	984	984	0	(58)	(2,524)	(2,582)	(1,598)	872	(726)
BRC	1,309	0	5,674	6,983	(1,630)	(60)	(1,480)	(3,170)	3,813	(4,200)	(387)
CBK	449	0	696	1,145	(290)	(127)	(1,331)	(1,748)	(603)	483	(120)
DUB	203	12,921	9,053	22,177	(543)	(13,211)	(382)	(14,136)	8,041	(7,760)	281
FBF	756	0	3,522	4,278	(351)	0	(1,798)	(2,149)	2,129	(1,880)	249
GLM	0	0	2,846	2,846	0	(2,552)	(5,778)	(8,330)	(5,484)	12,684	7,200
GST	0	0	2,256	2,256	0	0	(3,414)	(3,414)	(1,158)	988	(170)
HUS	372	0	5,772	6,144	(124)	0	(2,388)	(2,512)	3,632	(3,540)	92
JPM	953	0	4,123	5,076	(585)	(68)	(1,553)	(2,206)	2,870	(3,110)	(240)
MSC	671	0	0	671	(756)	0	0	(756)	(85)	(1,467)	(1,552)
MYC	0	0	1,458	1,458	0	(190)	(4,051)	(4,241)	(2,783)	129	(2,654)
RYL	0	0	71	71	(623)	(1,131)	0	(1,754)	(1,683)	1,741	58
SOG	0	0	235	235	0	0	0	0	235	(260)	(25)
UAG	0	0	957	957	(1,680)	(87)	0	(1,767)	(810)	1,003	193

Total Over the Counter	$4,837	$12,921	$39,055	$56,813	$(14,027)	$(17,945)	$(33,130)	$(65,102)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$917	$917
Swap Agreements	0	337	0	0	336	673

	$0	$337	$0	$0	$1,253	$1,590

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,837	$0	$4,837
Purchased Options	0	0	0	0	12,921	12,921
Swap Agreements	0	21,160	0	0	17,895	39,055

	$0	$21,160	$0	$4,837	$30,816	$56,813

	$0	$21,497	$0	$4,837	$32,069	$58,403

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	453	0	0	1,034	1,487

	$0	$453	$0	$0	$1,041	$1,494

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,027	$0	$14,027
Written Options	0	488	0	0	17,457	17,945
Swap Agreements	0	14,590	0	0	18,540	33,130

	$0	$15,078	$0	$14,027	$35,997	$65,102

	$0	$15,531	$0	$14,027	$37,038	$66,596

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$615	$615
Futures	0	0	0	0	917	917
Swap Agreements	0	(5,506)	0	0	(5,999)	(11,505)

	$0	$(5,506)	$0	$0	$(4,467)	$(9,973)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,875)	$0	$(2,875)
Written Options	0	0	0	573	9,493	10,066
Swap Agreements	0	31,926	0	0	(36,925)	(4,999)

	$0	$31,926	$0	$(2,302)	$(27,432)	$2,192

	$0	$26,420	$0	$(2,302)	$(31,899)	$(7,781)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(45)	$(45)
Futures	0	0	0	0	(231)	(231)
Swap Agreements	0	(2,600)	0	0	(2,106)	(4,706)

	$0	$(2,600)	$0	$0	$(2,382)	$(4,982)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(33,904)	$0	$(33,904)
Purchased Options	0	0	0	0	5,059	5,059
Written Options	0	783	0	(295)	(11,306)	(10,818)
Swap Agreements	0	(18,212)	0	0	(27,627)	(45,839)

	$0	$(17,429)	$0	$(34,199)	$(33,874)	$(85,502)

	$0	$(20,029)	$0	$(34,199)	$(36,256)	$(90,484)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$251,201	$27,754	$278,955
Corporate Bonds & Notes
Banking & Finance	0	2,296,480	15,469	2,311,949
Industrials	0	1,244,795	105,127	1,349,922
Utilities	0	532,284	747	533,031
Municipal Bonds & Notes
California	0	37,833	0	37,833
Colorado	0	8,438	0	8,438
Louisiana	0	3,006	0	3,006
New York	0	11,923	0	11,923
Ohio	0	2,831	0	2,831
Texas	0	42,823	0	42,823
Washington	0	2,221	0	2,221
U.S. Government Agencies	0	10,158	0	10,158
U.S. Treasury Obligations	0	988,420	0	988,420
Mortgage-Backed Securities	0	375,083	0	375,083
Asset-Backed Securities	0	239,792	0	239,792
Sovereign Issues	0	87,850	0	87,850
Convertible Preferred Securities
Banking & Finance	22,465	0	0	22,465
Utilities	2,856	0	0	2,856
Preferred Securities
Banking & Finance	1,816	15,628	0	17,444
Industrials	0	2,388	0	2,388
Short-Term Instruments
Certificates of Deposit	0	133,191	0	133,191
Commercial Paper	0	1,088,214	0	1,088,214

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Repurchase Agreements	$0	$6,800	$0	$6,800
U.S. Treasury Bills	0	972	0	972
	$27,137	$7,382,331	$149,097	$7,558,565

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$255,614	$0	$0	$255,614

Total Investments	$282,751	$7,382,331	$149,097	$7,814,179

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	917	673	0	1,590
Over the counter	0	56,494	319	56,813
	$917	$57,167	$319	$58,403

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(1,487)	0	(1,494)
Over the counter	0	(65,042)	(60)	(65,102)
	$(7)	$(66,529)	$(60)	$(66,596)

Totals	$283,661	$7,372,969	$149,356	$7,805,986

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$42,615	$19,849	$(33,873)	$2	$(37)	$(802)	$0	$0	$27,754	$(292)
Corporate Bonds & Notes
Banking & Finance	51,238	0	(23,659)	(20)	1,392	(1,572)	0	(11,910)	15,469	(582)
Industrials	158,686	18,930	(66,235)	(250)	(866)	(5,138)	0	0	105,127	(3,167)
Utilities	4,881	0	(222)	25	(17)	(145)	0	(3,775)	747	(50)
Asset-Backed Securities	24,040	0	(23,527)	42	1,344	(1,606)	0	(293)	0	0

	$281,460	$38,779	$(147,516)	$(201)	$1,816	$(9,263)	$0	$(15,978)	$149,097	$(4,091)

Financial Derivative Instruments - Assets
Over the counter	$253	$0	$0	$0	$0	$66	$0	$0	$319	$66

Financial Derivative Instruments - Liabilities
Over the counter	$(89)	$0	$0	$0	$0	$29	$0	$0	$(60)	$29

Totals	$281,624	$38,779	$(147,516)	$(201)	$1,816	$(9,168)	$0	$(15,978)	$149,356	$(3,996)

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$19,631	Benchmark Pricing	Base Price	100.50
	8,123	Third Party Vendor	Broker Quote	99.75
Corporate Bonds & Notes Banking & Finance	4,659	Benchmark Pricing	Base Price	92.53
	10,810	Third Party Vendor	Broker Quote	100.25-107.95
Industrials	4,767	Benchmark Pricing	Base Price	95.62
	100,360	Third Party Vendor	Broker Quote	92.50-116.13
Utilities	162	Benchmark Pricing	Base Price	147.40
	585	Third Party Vendor	Broker Quote	98.50

Financial Derivative Instruments - Assets
Over the counter	319	Indicative Market Quotation	Broker Quote	10.49

Financial Derivative Instruments - Liabilities
Over the counter	(60)	Indicative Market Quotation	Broker Quote	0.12

Total	$149,356

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Schedule of Investments PIMCO Long Duration Total Return Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.4%

BANK LOAN OBLIGATIONS 0.6%
H.J. Heinz Co.
3.500% due 06/05/2020		$33,915	$34,087

Total Bank Loan Obligations (Cost $33,834)			34,087

CORPORATE BONDS & NOTES 42.9%

BANKING & FINANCE 13.7%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		735	903
American Express Co.
4.050% due 12/03/2042		10,125	8,799
American International Group, Inc.
6.250% due 05/01/2036		8,280	9,520
6.765% due 11/15/2017	GBP	367	696
6.820% due 11/15/2037		$1,680	2,026
8.175% due 05/15/2068		3,400	3,997
8.250% due 08/15/2018		1,900	2,374
Asian Development Bank
5.820% due 06/16/2028		500	616
Aviation Loan Trust
2.364% due 12/15/2022		5,248	4,854
Banco Bradesco S.A.
2.363% due 05/16/2014		19,400	19,502
Banco del Estado de Chile
2.000% due 11/09/2017		12,000	11,740
Banco do Brasil S.A.
3.875% due 10/10/2022		13,200	11,451
4.500% due 01/20/2016	EUR	12,000	16,929
Bank of America Corp.
0.594% due 08/15/2016		$100	97
5.700% due 01/24/2022		10,000	11,193
Bank of America N.A.
6.000% due 10/15/2036		12,790	14,380
Bank One Corp.
7.625% due 10/15/2026		95	119
8.000% due 04/29/2027		100	129
Barclays Bank PLC
10.179% due 06/12/2021		11,560	15,036
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	4,075
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,635
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		37,400	34,983
BNP Paribas S.A.
5.186% due 06/29/2015 (c)(e)		3,100	3,147
Citigroup, Inc.
6.125% due 08/25/2036		7,000	7,066
6.625% due 06/15/2032		4,250	4,587
6.675% due 09/13/2043		4,900	5,294
6.875% due 03/05/2038		6,575	8,154
8.125% due 07/15/2039		22,200	30,927
CME Group, Inc.
5.300% due 09/15/2043		3,515	3,639
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,140
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		10,000	10,987
Deutsche Annington Finance BV
5.000% due 10/02/2023 (a)		3,100	3,079
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	739
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,366

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FMR LLC
4.950% due 02/01/2033		$3,000	$2,938
5.150% due 02/01/2043		3,300	3,171
Ford Holdings LLC
9.300% due 03/01/2030		10,000	13,610
General Electric Capital Corp.
5.875% due 01/14/2038		29,600	32,780
6.150% due 08/07/2037		4,455	5,064
6.375% due 11/15/2067		250	268
6.750% due 03/15/2032		18,880	22,581
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		16,500	18,330
6.125% due 02/15/2033		350	383
6.250% due 02/01/2041		12,700	14,275
6.450% due 05/01/2036		900	916
6.750% due 10/01/2037		20,185	21,127
7.250% due 04/10/2028	GBP	2,000	4,177
HBOS PLC
6.000% due 11/01/2033		$2,600	2,461
6.750% due 05/21/2018		8,500	9,489
HCP, Inc.
6.750% due 02/01/2041		800	937
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	11,100
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	416
5.875% due 11/01/2034		230	248
7.000% due 01/15/2039		19,550	23,534
HSBC Holdings PLC
6.500% due 05/02/2036		7,840	8,904
6.500% due 09/15/2037		7,900	8,981
ING Bank NV
1.658% due 06/09/2014		15,600	15,732
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	7,912
JPMorgan Chase & Co.
4.250% due 10/15/2020		7,000	7,353
4.350% due 08/15/2021		10,000	10,380
4.400% due 07/22/2020		10,000	10,604
6.400% due 05/15/2038		2,305	2,727
7.900% due 04/30/2018 (c)		1,400	1,520
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,723
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	315
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		3,500	4,699
Merrill Lynch & Co., Inc.
0.525% due 05/30/2014	EUR	2,500	3,383
6.110% due 01/29/2037		$200	207
6.875% due 04/25/2018		20,350	24,011
7.750% due 04/30/2018	GBP	1,900	3,733
7.750% due 05/14/2038		$400	497
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,109
Morgan Stanley
0.570% due 01/09/2014		5,400	5,399
5.625% due 09/23/2019		800	894
6.250% due 08/28/2017		8,200	9,341
6.375% due 07/24/2042		4,300	4,883
6.625% due 04/01/2018		5,000	5,812
National Rural Utilities Cooperative Finance Corp.
4.023% due 11/01/2032		580	559
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	6,583
North American Development Bank
4.375% due 02/11/2020		10,625	11,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040	$10,000	$11,522
Pacific Life Insurance Co.
9.250% due 06/15/2039	12,800	17,373
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,200
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (c)	8,000	8,080
Rabobank Group
3.950% due 11/09/2022	3,100	2,981
11.000% due 06/30/2019 (c)	8,200	10,729
Regions Financial Corp.
7.375% due 12/10/2037	4,000	4,247
Resona Bank Ltd.
5.850% due 04/15/2016 (c)	100	107
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)	12,190	12,617
SAFG Retirement Services, Inc.
5.600% due 07/31/2097	700	706
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,000	1,067
5.717% due 06/16/2021	3,200	3,310
6.125% due 02/07/2022	10,000	10,500
Simon Property Group LP
6.750% due 02/01/2040	5,900	7,205
SLM Corp.
5.625% due 08/01/2033	6,400	5,024
8.000% due 03/25/2020	3,900	4,227
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	18,900	23,466
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025	2,300	2,444
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,175
6.600% due 01/15/2038	18,561	22,506
Wachovia Corp.
5.625% due 10/15/2016	100	112
Wells Fargo & Co.
7.980% due 03/15/2018 (c)	3,200	3,536
Weyerhaeuser Co.
7.375% due 03/15/2032	18,900	23,080

		789,003

INDUSTRIALS 18.8%
AbbVie, Inc.
2.900% due 11/06/2022	6,800	6,375
4.400% due 11/06/2042	8,900	8,088
Actavis, Inc.
4.625% due 10/01/2042	600	535
ADT Corp.
3.500% due 07/15/2022	4,700	3,982
4.125% due 06/15/2023	12,700	11,359
ALROSA Finance S.A.
7.750% due 11/03/2020	800	892
Altria Group, Inc.
9.950% due 11/10/2038	18,645	27,911
10.200% due 02/06/2039	1,800	2,753
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	5,000	5,273
6.375% due 03/01/2035	700	756
Amgen, Inc.
5.150% due 11/15/2041	6,900	6,722
5.650% due 06/15/2042	19,800	20,605
6.375% due 06/01/2037	2,500	2,820
6.400% due 02/01/2039	5,000	5,612
6.900% due 06/01/2038	1,200	1,433

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anadarko Petroleum Corp.
6.450% due 09/15/2036	$1,525	$1,757
7.950% due 06/15/2039	1,300	1,760
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	6,253
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	500	614
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	1,000	1,476
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	4,600	4,062
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	4,178
Barrick Gold Corp.
5.800% due 11/15/2034	10	9
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	9,127
Barrick North America Finance LLC
5.700% due 05/30/2041	9,100	7,673
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	5,100	4,420
Boston Scientific Corp.
7.000% due 11/15/2035	4,200	4,965
7.375% due 01/15/2040	12,750	15,766
Braskem Finance Ltd.
7.000% due 05/07/2020	1,000	1,060
Burlington Northern Santa Fe LLC
6.200% due 08/15/2036	800	915
6.530% due 07/15/2037	200	232
Cameron International Corp.
5.950% due 06/01/2041	8,100	9,091
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,247
6.250% due 03/15/2038	8,100	9,054
6.450% due 06/30/2033	100	113
6.500% due 02/15/2037	250	286
CC Holdings GS LLC
3.849% due 04/15/2023	3,800	3,435
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	15,920
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,347
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	4,400	3,689
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,432
Comcast Corp.
6.400% due 03/01/2040	27,000	32,426
6.550% due 07/01/2039	1,150	1,390
7.050% due 03/15/2033	7,590	9,394
Conoco Funding Co.
7.250% due 10/15/2031	10	13
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,000	2,903
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	242
COX Communications, Inc.
4.700% due 12/15/2042	3,900	3,169
6.450% due 12/01/2036	400	401
8.375% due 03/01/2039	22,438	26,689
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,500
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,246
CSX Corp.
6.150% due 05/01/2037	800	916
6.220% due 04/30/2040	4,200	4,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Pass-Through Trust
5.789% due 01/10/2026	$2,730	$2,962
5.926% due 01/10/2034	2,499	2,705
6.036% due 12/10/2028	135	149
7.507% due 01/10/2032	19,970	24,150
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	27,679
9.250% due 06/01/2032	3,700	5,431
Devon Energy Corp.
4.750% due 05/15/2042	12,000	10,987
5.600% due 07/15/2041	4,000	4,103
7.950% due 04/15/2032	6,905	9,011
Devon Financing Corp. LLC
7.875% due 09/30/2031	3,755	4,848
Dow Chemical Co.
4.375% due 11/15/2042	15,800	13,710
9.400% due 05/15/2039	15,000	21,949
Eaton Corp.
4.150% due 11/02/2042	7,900	7,045
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	1,300	1,136
Eli Lilly & Co.
5.550% due 03/15/2037	35	39
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	941
Encana Corp.
6.500% due 02/01/2038	9,550	10,497
6.625% due 08/15/2037	8,400	9,338
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	5,543
Enterprise Products Operating LLC
4.450% due 02/15/2043	10,300	9,146
4.850% due 03/15/2044	2,700	2,526
5.700% due 02/15/2042	16,700	17,477
5.750% due 03/01/2035	600	638
5.950% due 02/01/2041	1,500	1,622
6.125% due 10/15/2039	800	888
6.875% due 03/01/2033	10,000	11,925
Ford Motor Co.
7.450% due 07/16/2031	7,400	9,054
Freeport-McMoRan Copper & Gold, Inc.
3.875% due 03/15/2023	3,200	2,957
5.450% due 03/15/2043	15,800	14,209
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,130
7.750% due 11/15/2029	80	101
8.000% due 01/15/2024	1,750	2,255
8.875% due 05/15/2031	5,700	7,894
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,177
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	99
Hess Corp.
7.300% due 08/15/2031	1,300	1,564
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	8,086
KeySpan Corp.
5.803% due 04/01/2035	120	128
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,495
6.375% due 03/01/2041	1,300	1,414
6.500% due 09/01/2039	7,000	7,625
6.950% due 01/15/2038	15,970	18,055
7.300% due 08/15/2033	3,000	3,527
7.400% due 03/15/2031	300	354
Kraft Foods Group, Inc.
6.500% due 02/09/2040	38,400	45,280

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kroger Co.
6.900% due 04/15/2038	$9,600	$11,299
7.500% due 04/01/2031	200	247
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,334
McDonald’s Corp.
5.700% due 02/01/2039	55	64
McKesson Corp.
2.700% due 12/15/2022	3,500	3,280
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,428
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	10,000	9,915
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	11,274
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	15,495
News America, Inc.
6.150% due 02/15/2041	9,800	10,832
6.200% due 12/15/2034	300	326
6.650% due 11/15/2037	5,000	5,698
Norfolk Southern Corp.
2.903% due 02/15/2023	232	218
4.837% due 10/01/2041	5,770	5,691
ONEOK Partners LP
6.125% due 02/01/2041	7,915	8,027
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	552
6.625% due 06/15/2038	3,600	3,813
Petro-Canada
5.950% due 05/15/2035	300	329
Petrobras International Finance Co.
6.750% due 01/27/2041	19,500	18,952
6.875% due 01/20/2040	16,900	16,769
7.875% due 03/15/2019	10,500	12,142
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,169
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	5,007
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,178
Pride International, Inc.
7.875% due 08/15/2040	8,100	10,956
QVC, Inc.
5.950% due 03/15/2043	3,500	3,045
Reynolds American, Inc.
6.150% due 09/15/2043	1,500	1,575
7.250% due 06/15/2037	200	232
Rio Tinto Finance USA PLC
4.750% due 03/22/2042	600	559
Roche Holdings, Inc.
7.000% due 03/01/2039	5,500	7,287
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	190
6.875% due 04/15/2040	7,500	5,625
7.500% due 07/15/2038	4,100	3,342
SES S.A.
3.600% due 04/04/2023	4,600	4,354
5.300% due 04/04/2043	3,800	3,616
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	4,892
Suncor Energy, Inc.
6.500% due 06/15/2038	800	935
6.850% due 06/01/2039	2,500	3,037
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,788

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Target Corp.
7.000% due 01/15/2038	$3,058	$3,954
Teck Resources Ltd.
5.400% due 02/01/2043	5,000	4,384
6.000% due 08/15/2040	5,000	4,661
6.250% due 07/15/2041	2,110	2,051
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	7,571
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,675
7.625% due 04/01/2037	4,720	6,153
8.375% due 06/15/2032	3,600	4,755
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,158
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,898
Time Warner Cable, Inc.
6.550% due 05/01/2037	7,300	6,735
6.750% due 06/15/2039	2,700	2,523
7.300% due 07/01/2038	1,225	1,222
Time Warner, Inc.
5.875% due 11/15/2016	100	113
6.100% due 07/15/2040	14,180	15,264
6.200% due 03/15/2040	7,800	8,524
6.250% due 03/29/2041	14,245	15,712
6.500% due 11/15/2036	8,662	9,668
7.700% due 05/01/2032	70	88
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,100	6,115
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	7,973
Transocean, Inc.
6.800% due 03/15/2038	14,100	15,013
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,600	6,105
4.625% due 12/03/2026	6,700	6,466
5.900% due 04/01/2026	3,993	4,172
Union Pacific Corp.
4.821% due 02/01/2044	400	406
United Airlines Pass-Through Trust
4.300% due 02/15/2027	14,500	14,174
UST LLC
5.750% due 03/01/2018	600	688
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,233
6.875% due 11/10/2039	4,300	4,375
8.250% due 01/17/2034	3,800	4,405
Viacom, Inc.
4.375% due 03/15/2043	1,064	864
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	4,200	4,347
5.625% due 04/15/2041	12,700	14,359
6.500% due 08/15/2037	22,676	28,237
Whirlpool Corp.
3.700% due 03/01/2023	1,500	1,455
Williams Cos., Inc.
8.750% due 03/15/2032	309	377
Williams Partners LP
6.300% due 04/15/2040	2,200	2,327
Yum! Brands, Inc.
6.875% due 11/15/2037	100	116

		1,081,758

UTILITIES 10.4%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AGL Capital Corp.
5.875% due 03/15/2041	$9,600	$10,834
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,548
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	11,160
Anadarko Finance Co.
7.500% due 05/01/2031	20,222	25,274
Appalachian Power Co.
6.700% due 08/15/2037	210	246
7.000% due 04/01/2038	500	604
AT&T, Inc.
4.300% due 12/15/2042	6,020	5,031
4.350% due 06/15/2045	1,156	958
5.350% due 09/01/2040	45,722	44,525
6.300% due 01/15/2038	13,750	14,906
6.500% due 09/01/2037	50	55
6.550% due 02/15/2039	9,700	10,815
BellSouth Corp.
6.550% due 06/15/2034	365	393
British Telecommunications PLC
9.625% due 12/15/2030	730	1,084
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,284
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,136
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,886
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	5,813
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	24,619
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,375
Duke Energy Florida, Inc.
3.850% due 11/15/2042	9,600	8,384
6.350% due 09/15/2037	200	245
6.400% due 06/15/2038	1,300	1,589
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	110
Duke Energy Progress, Inc.
6.300% due 04/01/2038	800	972
Electricite de France S.A.
5.500% due 01/26/2014	100	102
6.950% due 01/26/2039	6,070	7,391
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,691
Exelon Generation Co. LLC
6.250% due 10/01/2039	9,500	9,813
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	9,063
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	17,200	17,202
Florida Power & Light Co.
3.800% due 12/15/2042	1,300	1,153
5.625% due 04/01/2034	100	115
5.850% due 02/01/2033	60	69
5.950% due 02/01/2038	200	241
5.960% due 04/01/2039	5,000	6,033
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,290
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	8,400	7,476
7.288% due 08/16/2037	2,900	3,139
8.146% due 04/11/2018	1,050	1,222
9.250% due 04/23/2019	225	278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	$2,800	$2,919
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	881
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	8,108
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,848
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,045
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	2,305	2,587
6.500% due 09/15/2037	5,300	6,280
NGPL PipeCo LLC
7.119% due 12/15/2017	200	178
7.768% due 12/15/2037	15,945	13,234
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,104
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,595
Ohio Power Co.
5.850% due 10/01/2035	100	110
6.000% due 06/01/2016	20	22
6.600% due 02/15/2033	30	35
6.600% due 03/01/2033	65	77
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,821
Orange S.A.
8.750% due 03/01/2031	9,875	13,175
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,554
6.350% due 02/15/2038	13,200	15,247
PacifiCorp
5.750% due 04/01/2037	60	69
6.000% due 01/15/2039	2,040	2,430
6.100% due 08/01/2036	60	71
6.250% due 10/15/2037	105	127
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,527
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	10,412
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,356
4.300% due 01/31/2043	5,150	4,528
6.650% due 01/15/2037	4,100	4,855
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,734
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,501
PSEG Power LLC
8.625% due 04/15/2031	600	822
Public Service Co. of Colorado
6.250% due 09/01/2037	235	295
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	171
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	11,475
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	909
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	917
Rosneft Finance S.A.
6.625% due 03/20/2017	500	551
7.500% due 07/18/2016	1,100	1,233
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,404
5.500% due 03/25/2040	11,265	12,774

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sierra Pacific Power Co.
6.750% due 07/01/2037	$3,600	$4,529
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,270
5.950% due 02/01/2038	7,710	9,075
6.000% due 01/15/2034	3,600	4,287
Telecom Italia Capital S.A.
7.721% due 06/04/2038	8,900	8,610
Verizon Communications, Inc.
5.150% due 09/15/2023	9,800	10,529
5.850% due 09/15/2035	3,062	3,178
6.400% due 09/15/2033	51,400	57,241
6.550% due 09/15/2043	29,300	33,189
6.900% due 04/15/2038	16,100	18,711
7.350% due 04/01/2039	1,512	1,853
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	24
8.875% due 11/15/2038	6,550	10,173
Vodafone Group PLC
6.150% due 02/27/2037	10,410	11,413

		595,256

Total Corporate Bonds & Notes (Cost $2,382,150)		2,466,017

MUNICIPAL BONDS & NOTES 7.7%

CALIFORNIA 3.3%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,638
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	11,000	13,292
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	14,842
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	25,233
7.500% due 04/01/2034	200	254
7.550% due 04/01/2039	100	130
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,900	10,337
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	7,863
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,294
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	3,900	4,472
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	297
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	154
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,300	13,580
6.750% due 08/01/2049	17,000	21,037
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	2,732

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	$8,600	$9,951
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2035	3,020	3,171
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	200	249
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	108
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	160
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	10,868
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	561
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	960
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,409
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,349
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	596
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,707
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,617
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	9,012
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	3,905	4,260
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	13,570
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,094
6.548% due 05/15/2048	4,300	5,048

		188,845

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,519
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,166
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	2,550	2,880
Denver, Colorado Airport System City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,125

		6,690

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	$2,100	$2,111

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	4,886

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	675

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	127

MICHIGAN 0.2%
Detroit, Michigan Water Supply System Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	240
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	11,800

		12,040

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,417

NEW JERSEY 0.7%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	11,233
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,665	4,635
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	50,000	19,195
0.000% due 12/15/2040	20,760	4,338

		39,401

NEW YORK 1.1%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.995% due 06/15/2031	2,000	2,310
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.687% due 11/15/2040	10,000	11,762
6.814% due 11/15/2040	6,800	8,107
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	4,666
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	200	220
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	200	211

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	79

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	$10,650	$12,013
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,100	1,243
6.011% due 06/15/2042	11,220	12,924
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	700	766
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	320
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	7,341

		61,883

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	20,666
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	5,594
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	300
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,400	1,316

		27,876

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	598
6.765% due 06/01/2040	2,900	2,875

		3,473

TEXAS 1.5%
Austin, Texas Electric Utility Revenue Bonds, Series 2012
5.000% due 11/15/2037	8,000	8,266
5.000% due 11/15/2040	1,300	1,330
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,405
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	15,698
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	6,900	7,532
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	8,800	9,060
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,319
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,335
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.079% due 02/15/2031	1,300	1,620
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.982% due 02/01/2027	1,000	1,226

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.080% due 10/01/2031	$2,400	$2,830
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	1,000	1,123
5.808% due 02/01/2041	4,800	5,388
6.308% due 02/01/2037	2,500	2,745
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,229
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	15,600	17,195
5.178% due 04/01/2030	3,200	3,518

		89,819

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,220	1,755

Total Municipal Bonds & Notes (Cost $410,868)		442,998

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	124,562	99,024
0.239% due 07/25/2037	58	54
0.309% due 03/25/2036	16	15
0.379% due 10/27/2037	2,400	2,402
0.579% due 09/25/2032	65	65
0.779% due 05/25/2030	783	783
1.359% due 06/01/2043	286	291
1.749% due 06/01/2035	1,918	2,003
1.899% due 10/01/2035	1,432	1,520
1.913% due 04/01/2035	737	775
2.001% due 06/01/2035	1,289	1,369
2.257% due 12/01/2034	1,171	1,247
2.281% due 12/01/2033	59	61
2.336% due 09/01/2035	88	93
2.442% due 05/25/2035	1,560	1,631
2.492% due 11/01/2034	2,278	2,421
2.500% due 08/01/2035	149	157
3.314% due 09/25/2020	20,000	20,772
4.000% due 02/25/2019	65	68
5.000% due 08/25/2033	50	58
5.248% due 11/01/2035	56	59
5.500% due 04/25/2033 - 09/25/2035	3,511	4,062
5.625% due 04/17/2028 - 07/15/2037	47,925	58,170
5.900% due 07/25/2042	17	19
6.000% due 03/01/2027 - 04/18/2036	16,023	17,711
6.080% due 09/01/2028	1,800	2,282
6.210% due 08/06/2038	12,900	16,890
6.250% due 05/15/2029	5,400	6,929
6.625% due 11/15/2030 (g)	10,860	14,555
6.627% due 05/25/2032	21	22
8.100% due 08/12/2019	200	265
Federal Farm Credit Bank
5.125% due 07/09/2029	500	573
5.750% due 12/07/2028	20	24
Federal Home Loan Bank
6.640% due 12/13/2016	50	59
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	64,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.000% due 03/15/2031	$22,400	$10,423
0.332% due 07/15/2019 - 10/15/2020	496	495
0.412% due 02/15/2019	214	214
0.582% due 01/15/2033	12	12
0.682% due 09/15/2030	5	5
1.359% due 10/25/2044 - 02/25/2045	85	88
2.476% due 06/01/2035	49	52
2.568% due 04/01/2035	158	167
2.623% due 10/01/2035	126	135
4.000% due 06/15/2041	11,830	11,679
5.000% due 12/15/2022 - 12/01/2038	3,003	3,266
5.400% due 03/17/2021	500	555
5.500% due 02/15/2024	68	73
6.000% due 06/15/2035 - 10/01/2037	23,017	25,474
6.250% due 07/15/2032	1,500	1,960
6.500% due 10/25/2043	124	145
6.750% due 03/15/2031	10,100	13,728
8.250% due 06/01/2016	130	155
Ginnie Mae
1.625% due 05/20/2030	140	146
5.000% due 03/20/2040	9,971	11,334
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	45,126	32,926
5.500% due 09/18/2023 - 09/18/2033	117,456	139,926
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	358,302	216,234
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029	48,108	29,821
Small Business Administration
5.290% due 12/01/2027	984	1,081
5.510% due 11/01/2027	267	296
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	24,474
4.875% due 01/15/2048	4,050	4,090
5.375% due 04/01/2056	14,983	16,207
5.880% due 04/01/2036	21,400	25,671
6.235% due 07/15/2045	1,022	1,142
7.125% due 05/01/2030	45,000	60,820

Total U.S. Government Agencies (Cost $896,849)		953,770

U.S. TREASURY OBLIGATIONS 26.3%
U.S. Treasury Bonds
2.750% due 11/15/2042 (e)(i)	191,500	158,496
3.125% due 11/15/2041	71,600	64,552
3.125% due 02/15/2042 (e)(g)	329,300	296,447
4.250% due 11/15/2040 (e)	165,850	183,770
4.375% due 05/15/2040	500	566
4.375% due 05/15/2041	60,300	68,148
4.500% due 05/15/2038	14,600	16,838
4.625% due 02/15/2040 (g)(i)	22,032	25,905
4.750% due 02/15/2041	30,800	36,902
5.000% due 05/15/2037	20,500	25,324
5.250% due 02/15/2029	65,900	82,416
5.500% due 08/15/2028 (e)	130,000	166,451
6.500% due 11/15/2026	15,800	21,890
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2042	22,020	18,883

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.250% due 07/15/2020 (g)(i)	$26,778	$29,325
2.000% due 01/15/2026	6,944	8,023
U.S. Treasury Notes
1.500% due 08/31/2018 (e)	10,700	10,775
U.S. Treasury Strips
0.000% due 08/15/2023	36,500	27,882
0.000% due 11/15/2032	52,000	25,600
0.000% due 05/15/2033	8,800	4,238
0.000% due 11/15/2033	18,800	8,846
0.000% due 05/15/2034	10,700	4,923
0.000% due 02/15/2036	29,600	12,818
0.000% due 05/15/2037	134,800	54,888
0.000% due 11/15/2039	246,600	90,209
0.000% due 05/15/2040	19,850	7,093
0.000% due 08/15/2040	43,900	15,502
0.000% due 11/15/2040	110,700	38,646
0.000% due 02/15/2041	17,880	6,183
0.000% due 05/15/2042	1,300	423

Total U.S. Treasury Obligations (Cost $1,654,709)		1,511,962

MORTGAGE-BACKED SECURITIES 3.1%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,730
American Home Mortgage Assets Trust
1.079% due 11/25/2046	2,747	1,481
American Home Mortgage Investment Trust
2.393% due 02/25/2045	35	35
Banc of America Commercial Mortgage Trust
0.352% due 06/10/2049	499	498
5.857% due 06/10/2049	465	465
Banc of America Funding Corp.
2.666% due 05/25/2035	49	49
2.685% due 02/20/2036	1,796	1,791
5.568% due 01/20/2047 ^	110	89
Banc of America Large Loan Trust
2.482% due 11/15/2015	26,506	26,558
Banc of America Mortgage Trust
6.500% due 09/25/2033	3	3
Banc of America Re-REMIC Trust
5.823% due 02/24/2051	5,300	5,790
5.909% due 12/24/2049	8,800	9,787
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	709	721
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	656	660
2.430% due 10/25/2035	310	300
2.600% due 03/25/2035	2,249	2,277
2.674% due 10/25/2035	643	646
2.735% due 11/25/2030	138	139
2.768% due 11/25/2034	102	101
2.770% due 05/25/2034	19	18
2.793% due 03/25/2035	253	254
2.872% due 05/25/2047 ^	3,519	2,870
2.974% due 02/25/2034	42	41
Bear Stearns Alt-A Trust
2.638% due 11/25/2036	264	177
2.678% due 11/25/2036	416	290
2.735% due 09/25/2035	11,232	9,315
Chase Mortgage Finance Trust
2.665% due 03/25/2037	1,167	1,039
5.500% due 11/25/2035	5,000	4,941
Citigroup Mortgage Loan Trust, Inc.
0.249% due 01/25/2037	102	55
0.979% due 08/25/2035	535	422

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.270% due 09/25/2035	$453	$448
2.290% due 09/25/2035	332	327
2.510% due 10/25/2035	219	213
Countrywide Alternative Loan Trust
0.369% due 09/25/2046 ^	3,027	1,969
0.375% due 12/20/2046	1,894	1,276
0.390% due 03/20/2046	436	300
0.459% due 02/25/2037	204	148
5.500% due 03/25/2036	218	168
6.250% due 08/25/2037 ^	315	251
Countrywide Home Loan Mortgage Pass-Through Trust
0.409% due 05/25/2035	198	162
0.499% due 03/25/2035	611	429
2.423% due 02/20/2036	361	277
2.551% due 04/20/2035	70	71
2.666% due 08/25/2034	293	271
2.692% due 11/20/2034	53	49
2.722% due 02/20/2035	123	117
2.783% due 02/20/2036	294	257
2.823% due 08/25/2034	102	89
2.859% due 11/25/2034	291	270
5.250% due 05/25/2035	233	76
Credit Suisse First Boston Mortgage Securities Corp.
2.385% due 07/25/2033	80	79
2.455% due 08/25/2033	39	39
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	500	557
DBUBS Mortgage Trust
1.532% due 07/12/2044	8,685	8,830
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	12	12
Downey Savings & Loan Association Mortgage Loan Trust
0.441% due 08/19/2045	318	280
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035	93	87
2.653% due 12/25/2034	22	21
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038	18	18
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,308
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,857
GSR Mortgage Loan Trust
2.661% due 09/25/2035	248	247
5.050% due 11/25/2035	52	51
Harborview Mortgage Loan Trust
0.361% due 07/19/2046	3,848	2,500
0.371% due 01/19/2038	1,116	890
0.421% due 03/19/2036	380	255
2.784% due 07/19/2035	454	412
IndyMac Mortgage Loan Trust
0.379% due 06/25/2047	1,409	1,042
2.541% due 12/25/2034	57	52
2.681% due 04/25/2037	283	208
4.958% due 04/25/2037 ^	617	449
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,246
5.429% due 12/12/2043	600	656
JPMorgan Mortgage Trust
2.907% due 07/25/2035	8,931	9,073
4.058% due 02/25/2035	26	26
LB-UBS Commercial Mortgage Trust
5.020% due 08/15/2029	712	728
5.866% due 09/15/2045	2,431	2,727
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046	1,251	895
2.623% due 11/21/2034	519	538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loan Trust
5.500% due 01/25/2025	$289	$293
Mellon Residential Funding Corp.
0.622% due 12/15/2030	167	162
0.882% due 11/15/2031	143	141
Merrill Lynch Floating Trust
0.720% due 07/09/2021	1,646	1,643
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	718	657
0.429% due 11/25/2035	17	15
1.179% due 10/25/2035	36	35
1.666% due 10/25/2035	185	180
2.511% due 02/25/2034	30	30
2.959% due 05/25/2033	21	21
3.346% due 05/25/2033	47	44
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	3,700	4,182
Morgan Stanley Capital Trust
5.332% due 12/15/2043	495	543
Prime Mortgage Trust
0.579% due 02/25/2034	10	9
Residential Accredit Loans, Inc. Trust
0.389% due 04/25/2046	344	160
6.000% due 06/25/2036	152	119
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^	415	191
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 05/25/2037	480	341
1.559% due 01/25/2035	152	113
2.513% due 12/25/2034	556	538
2.520% due 08/25/2035	65	60
Structured Asset Mortgage Investments Trust
0.389% due 04/25/2036	1,970	1,376
0.399% due 05/25/2036	431	273
0.431% due 07/19/2035	149	140
0.459% due 02/25/2036	935	708
0.489% due 12/25/2035	15	11
0.841% due 10/19/2034	60	59
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.340% due 01/25/2032	32	28
2.584% due 02/25/2032	26	26
2.600% due 12/25/2033	64	63
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020	1,406	1,388
5.478% due 07/15/2041	476	482
WaMu Mortgage Pass-Through Certificates
0.449% due 12/25/2045	176	163
0.469% due 10/25/2045	2,323	2,139
0.489% due 01/25/2045	118	110
0.853% due 02/25/2047	1,309	1,039
0.853% due 03/25/2047	783	593
0.883% due 01/25/2047	5	5
0.913% due 04/25/2047	2,745	2,467
1.153% due 08/25/2046	4,156	3,540
1.355% due 05/25/2041	36	34
1.553% due 08/25/2042	4	4
2.350% due 12/25/2036 ^	717	606
2.454% due 05/25/2046	74	64
2.454% due 09/25/2046	44	41
2.454% due 10/25/2046	13	12
2.454% due 11/25/2046	140	126
2.547% due 03/25/2034	472	470
4.674% due 02/25/2037 ^	1,095	905
Washington Mutual MSC Mortgage Pass-Through Certificates
1.123% due 05/25/2046	987	645

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	81

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	$13,100	$14,024
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 01/25/2035	51	51
2.626% due 09/25/2034	240	243
2.642% due 03/25/2036	1,965	1,953

Total Mortgage-Backed Securities (Cost $164,629)		179,058

ASSET-BACKED SECURITIES 0.6%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,696	7,769
Amortizing Residential Collateral Trust
0.759% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust
0.454% due 09/25/2034	16	16
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	189	190
Bear Stearns Asset-Backed Securities Trust
2.957% due 07/25/2036	231	215
2.996% due 10/25/2036	64	62
Centex Home Equity Loan Trust
4.680% due 06/25/2032	283	296
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045	25	19
Countrywide Asset-Backed Certificates
0.359% due 09/25/2036	253	244
0.659% due 12/25/2031	11	8
Credit-Based Asset Servicing and Securitization LLC
0.249% due 01/25/2037 ^	41	16
0.299% due 07/25/2037	41	24
Equity One ABS, Inc.
5.199% due 07/25/2034	925	944
First NLC Trust
0.249% due 08/25/2037	28	14
GE-WMC Mortgage Securities Trust
0.219% due 08/25/2036	2	1
GSAMP Trust
0.249% due 12/25/2036	10	5
HSBC Home Equity Loan Trust
0.450% due 01/20/2035	75	74
Lehman ABS Mortgage Loan Trust
0.269% due 06/25/2037	27	15
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034	5	4
MESA Trust
0.979% due 12/25/2031	64	59
New Century Home Equity Loan Trust
0.919% due 08/25/2034	17	15
5.035% due 08/25/2035	454	433
Residential Asset Securities Corp. Trust
5.010% due 04/25/2033	741	797
Securitized Asset-Backed Receivables LLC Trust
0.309% due 05/25/2037 ^	82	45

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.766% due 10/25/2017		$2,800	$2,803
1.766% due 04/25/2023		19,348	19,907
Soundview Home Loan Trust
0.259% due 06/25/2037		20	15

Total Asset-Backed Securities (Cost $31,992)			33,991

SOVEREIGN ISSUES 3.4%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,874
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	14,111
6.500% due 06/10/2019		2,100	2,284
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,475
Canada Housing Trust
2.650% due 03/15/2022	CAD	19,700	18,857
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	9,548
7.375% due 09/18/2037		720	904
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,583
5.750% due 10/12/2110		10,400	9,828
5.950% due 03/19/2019		18,800	21,808
6.050% due 01/11/2040		7,425	8,157
6.750% due 09/27/2034		428	509
Province of Ontario
4.200% due 06/02/2020	CAD	16,100	16,916
4.700% due 06/02/2037		700	744
Province of Quebec
5.750% due 12/01/2036		57,100	68,134
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	12,519

Total Sovereign Issues (Cost $197,242)			196,251

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc.		3,712	180

Total Common Stocks (Cost $108)			180

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		7,300	8,304

Total Convertible Preferred Securities (Cost $6,263)			8,304

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
DG Funding Trust
2.534% due 10/30/2013 (c)	46	$326

Total Preferred Securities (Cost $465)		326

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

CERTIFICATES OF DEPOSIT 0.1%
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	$7,000	6,991

REPURCHASE AGREEMENTS (d) 0.0%
		755

U.S. TREASURY BILLS 0.0%
0.010% due 10/10/2013 (i)	276	276

Total Short-Term Instruments (Cost $8,022)		8,022

Total Investments in Securities (Cost $5,787,131)		5,834,966

	SHARES
INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio	26,175,371	261,937

Total Short-Term Instruments (Cost $261,937)		261,937

Total Investments in Affiliates (Cost $261,937)		261,937

Total Investments 106.0% (Cost $6,049,068)		$6,096,903

Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(535))		608

Other Assets and Liabilities, net (6.0%)		(346,429)

Net Assets 100.0%		$5,751,082

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

82	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$755	Fannie Mae 2.200% due 10/17/2022	$(775)	$755	$755

Total Repurchase Agreements						$(775)	$755	$755

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	05/16/2013	05/15/2015	$(3,051)	$(3,036)
BOM	0.090%	09/09/2013	10/03/2013	(23,287)	(23,288)
	0.090%	09/10/2013	10/07/2013	(81,197)	(81,201)
BSN	0.090%	10/01/2013	10/18/2013	(29,396)	(29,396)
	0.100%	09/04/2013	10/04/2013	(57,881)	(57,886)
	0.110%	09/25/2013	10/03/2013	(160,313)	(160,315)
JPS	(0.030%)	09/24/2013	10/02/2013	(2,610)	(2,610)
	0.080%	09/05/2013	10/04/2013	(27,573)	(27,575)
	0.110%	09/23/2013	10/01/2013	(981)	(982)
	0.110%	09/24/2013	10/01/2013	(2,868)	(2,868)

Total Reverse Repurchase Agreements					$(389,157)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	09/27/2013	10/09/2013	$(21,530)	$(21,546)
	0.140%	09/26/2013	10/09/2013	(2,276)	(2,277)
GSC	(0.020%)	09/17/2013	10/08/2013	(8,060)	(8,062)
	0.110%	09/23/2013	10/08/2013	(4,350)	(4,353)

Total Sale-Buyback Transactions					$(36,238)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $523,685 at a weighted average interest rate of 0.118%.
(3)	Payable for sale-buyback transactions includes $22 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	10/01/2043	$12,000	$(12,886)	$(13,014)
Fannie Mae	6.000%	10/01/2043	5,000	(5,463)	(5,470)
Freddie Mac	5.500%	10/01/2043	1,000	(1,079)	(1,084)

Total Short Sales				$(19,428)	$(19,568)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $428,221 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(3,036)	$0	$0	$(3,036)	$3,147	$111
BOM	0	(104,489)	0	0	(104,489)	104,032	(457)
BSN	0	(247,597)	0	0	(247,597)	245,423	(2,174)
JPS	0	(34,035)	0	0	(34,035)	33,666	(369)
SSB	755	0	0	0	755	(775)	(20)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	83

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Master Securities Forward Transactions Agreement
BCY	$0	$0	$(23,823)	$0	$(23,823)	$23,660	$(163)
DEU	0	0	0	(13,014)	(13,014)	0	(13,014)
FOB	0	0	0	(6,554)	(6,554)	(230)	(6,784)
GSC	0	0	(12,415)	0	(12,415)	12,528	113

Total Borrowings and Other Financing Transactions	$755	$(389,157)	$(36,238)	$(19,568)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	Long	06/2015	5,171	$954	$323	$0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	1,470	2,962	142	0
U.S. Treasury Long Bond December Futures	Long	12/2013	367	1,470	0	(23)

Total Futures Contracts				$5,386	$465	$(23)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $4,096 and cash of $1,777 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$465	$0	$465	$0		$(23)	$0	$(23)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	12/2013		EUR	14,161	$		18,790	$0	$(371)

FBF	11/2013	$		29,107		BRL	67,581	1,148	0

HUS	04/2014		CNY	56,844	$		8,933	0	(279)

JPM	12/2013	$		766		MXN	10,161	5	0

MSC	10/2013		BRL	33,510	$		13,878	0	(1,242)
	10/2013	$		14,778		BRL	33,510	341	0
	11/2013		BRL	33,510	$		14,675	0	(328)

RBC	10/2013		CAD	0			0	0	0
	12/2013			106,386			102,951	0	(120)

RYL	12/2013		GBP	4,133			6,456	0	(232)
	04/2014	$		9,247		CNY	56,844	0	(35)

Total Forward Foreign Currency Contracts								$1,494	$(2,607)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	115,200	$(288)	$(778)

84	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(50)

Total Written Options						$(655)	$(828)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount	Premiums
Balance at 03/31/2013	$788,900	$(3,749)
Sales	1,565,300	(9,901)
Closing Buys	(500,900)	2,345
Expirations	(785,400)	6,966
Exercised	(911,900)	3,684

Balance at 09/30/2013	$156,000	$(655)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
DUB	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.370%	$ 9,500	$43	$3	$46	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	211,800	$152	$2,038	$2,190	$0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		19,000	(51)	(37)	0	(88)
HUS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		9,000	(24)	(17)	0	(41)

							$77	$1,984	$2,190	$(129)

Total Swap Agreements							$120	$1,987	$2,236	$(129)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $2,981 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BRC	$0	$0	$2,190	$2,190	$0	$0	$(88)	$(88)	$2,102	$(2,275)	$(173)
CBK	0	0	0	0	(371)	(50)	0	(421)	(421)	487	66
DUB	0	0	46	46	0	0	0	0	46	(60)	(14)
FBF	1,148	0	0	1,148	0	0	0	0	1,148	(610)	538
GLM	0	0	0	0	0	(778)	0	(778)	(778)	1,062	284
HUS	0	0	0	0	(279)	0	(41)	(320)	(320)	276	(44)
JPM	5	0	0	5	0	0	0	0	5	56	61
MSC	341	0	0	341	(1,570)	0	0	(1,570)	(1,229)	750	(479)
MYC	0	0	0	0	0	0	0	0	0	(2,365)	(2,365)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	85

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
RBC	$0	$0	$0	$0	$(120)	$0	$0	$(120)	$(120)	$0	$(120)
RYL	0	0	0	0	(267)	0	0	(267)	(267)	0	(267)

Total Over the Counter	$1,494	$0	$2,236	$3,730	$(2,607)	$(828)	$(129)	$(3,564)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$465	$465

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,494	$0	$1,494
Swap Agreements	0	46	0	0	2,190	2,236

	$0	$46	$0	$1,494	$2,190	$3,730

	$0	$46	$0	$1,494	$2,655	$4,195

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$23	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,607	$0	$2,607
Written Options	0	0	0	0	828	828
Swap Agreements	0	0	0	0	129	129

	$0	$0	$0	$2,607	$957	$3,564

	$0	$0	$0	$2,607	$980	$3,587

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,125)	$(1,125)
Swap Agreements	0	1	0	0	(20,838)	(20,837)

	$0	$1	$0	$0	$(21,963)	$(21,962)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,369)	$0	$(6,369)
Written Options	0	0	0	0	3,978	3,978
Swap Agreements	0	11	0	0	4,055	4,066

	$0	$11	$0	$(6,369)	$8,033	$1,675

	$0	$12	$0	$(6,369)	$(13,930)	$(20,287)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,362	$5,362

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(134)	$0	$(134)
Written Options	0	0	0	0	(2,024)	(2,024)
Swap Agreements	0	3	0	0	(752)	(749)

	$0	$3	$0	$(134)	$(2,776)	$(2,907)

	$0	$3	$0	$(134)	$2,586	$2,455

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$34,087	$0	$34,087
Corporate Bonds & Notes
Banking & Finance	0	784,149	4,854	789,003
Industrials	0	1,044,977	36,781	1,081,758
Utilities	0	595,256	0	595,256
Municipal Bonds & Notes
California	0	188,845	0	188,845
Colorado	0	6,690	0	6,690
Florida	0	2,111	0	2,111
Georgia	0	4,886	0	4,886
Illinois	0	675	0	675
Iowa	0	127	0	127
Michigan	0	12,040	0	12,040
Mississippi	0	3,417	0	3,417
New Jersey	0	39,401	0	39,401
New York	0	61,883	0	61,883
Ohio	0	27,876	0	27,876
Pennsylvania	0	3,473	0	3,473
Texas	0	89,819	0	89,819
West Virginia	0	1,755	0	1,755
U.S. Government Agencies	0	953,770	0	953,770
U.S. Treasury Obligations	0	1,511,962	0	1,511,962
Mortgage-Backed Securities	0	173,268	5,790	179,058
Asset-Backed Securities	0	26,222	7,769	33,991
Sovereign Issues	0	193,377	2,874	196,251
Common Stocks
Financials	180	0	0	180
Convertible Preferred Securities
Banking & Finance	8,304	0	0	8,304
Preferred Securities
Banking & Finance	0	0	326	326

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short-Term Instruments
Certificates of Deposit	$0	$6,991	$0	$6,991
Repurchase Agreements	0	755	0	755
U.S. Treasury Bills	0	276	0	276
	$8,484	$5,768,088	$58,394	$5,834,966

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$261,937	$0	$0	$261,937

Total Investments	$270,421	$5,768,088	$58,394	$6,096,903

Short Sales, at Value
U.S. Government Agencies	$0	$(19,568)	$0	$(19,568)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	465	0	0	465
Over the counter	0	3,730	0	3,730
	$465	$3,730	$0	$4,195

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	0	0	(23)
Over the counter	0	(3,514)	(50)	(3,564)
	$(23)	$(3,514)	$(50)	$(3,587)

Totals	$270,863	$5,748,736	$58,344	$6,077,943

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,088	$0	$(230)	$17	$16	$(37)	$0	$0	$4,854	$(38)
Industrials	17,752	21,100	(85)	(10)	(2)	(1,974)	0	0	36,781	(1,964)
Mortgage-Backed Securities	6,016	0	0	(4)	0	(222)	0	0	5,790	(222)
Asset-Backed Securities	7,855	0	0	14	0	(100)	0	0	7,769	(100)
Sovereign Issues	2,568	0	0	70	0	236	0	0	2,874	236
Preferred Securities
Banking & Finance	334	0	0	0	0	(8)	0	0	326	(8)
	$39,613	$21,100	$(315)	$87	$14	$(2,105)	$0	$0	$58,394	$(2,096)

Financial Derivative Instruments - Liabilities
Over the counter	$(73)	$0	$0	$0	$0	$23	$0	$0	$(50)	$23

Totals	$39,540	$21,100	$(315)	$87	$14	$(2,082)	$0	$0	$58,344	$(2,073)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	87

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,854	Benchmark Pricing	Base Price	92.53
Industrials	36,781	Third Party Vendor	Broker Quote	92.50-108.50
Mortgage-Backed Securities	5,790	Benchmark Pricing	Base Price	109.13
Asset-Backed Securities	7,769	Benchmark Pricing	Base Price	103.50
Sovereign Issues	2,874	Benchmark Pricing	Base Price	63.00
Preferred Securities
Banking & Finance	326	Benchmark Pricing	Base Price	$7,066.86

Financial Derivative Instruments - Liabilities
Over the counter	(50)	Indicative Market Quotation	Broker Quote	0.12

Total	$58,344

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

88	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Long-Term U.S. Government Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.3%

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.6%
Private Export Funding Corp.
5.000% due 12/15/2016	$7,200	$8,099

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,348	6,262

Total Corporate Bonds & Notes (Cost $13,546)		14,361

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.7%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,221
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,460
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,042

		9,723

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	778

TEXAS 0.0%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	108
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	420
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	102

		630

Total Municipal Bonds & Notes (Cost $10,634)		11,131

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	16,282	9,559
0.239% due 07/25/2037	561	524
0.379% due 03/18/2031	267	266
0.629% due 10/25/2030	7	7
0.779% due 10/25/2017	57	57
1.079% due 04/25/2032	67	68
1.229% due 03/25/2022	64	65
1.359% due 06/01/2043 - 03/01/2044	859	882
2.000% due 10/01/2024	47	47
2.105% due 04/01/2028	46	48
2.220% due 08/01/2026	11	11
2.262% due 11/01/2023	77	81
2.315% due 07/01/2035	155	166
2.440% due 05/01/2025	7	8
2.513% due 02/01/2028	8	9
2.649% due 12/01/2027	46	49
2.804% due 11/01/2034	207	221
2.875% due 10/01/2024	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 04/25/2037	$423	$444
4.500% due 10/25/2023 - 06/25/2025	6,038	6,554
5.000% due 08/25/2033 - 08/25/2036	11,240	12,376
5.380% due 07/01/2033	2,153	2,335
5.500% due 11/25/2033	158	162
5.625% due 04/17/2028	200	236
6.000% due 05/17/2027	485	533
6.500% due 02/01/2022 - 08/01/2037	2,834	3,206
6.750% due 06/25/2032	4,226	4,833
6.900% due 05/25/2023	68	77
6.950% due 07/25/2020	22	24
7.000% due 12/25/2022 - 03/01/2038	3,392	3,914
7.800% due 10/25/2022	14	16
9.000% due 08/01/2021 - 11/01/2030	43	51
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,157
5.125% due 07/09/2029	675	774
5.150% due 03/25/2020	1,000	1,176
5.750% due 12/07/2028	500	612
Federal Housing Administration
6.896% due 07/01/2020	645	627
7.000% due 11/25/2019	135	131
7.430% due 10/01/2022 - 01/01/2024	69	67
Financing Corp.
0.000% due 09/26/2019	2,500	2,199
Freddie Mac
0.582% due 01/15/2033	133	133
0.682% due 04/15/2029 - 12/15/2032	125	125
0.732% due 06/15/2031	55	56
1.182% due 09/15/2021	25	25
1.330% due 10/25/2023	50	49
1.359% due 10/25/2044	4,539	4,671
1.554% due 07/25/2044	1,209	1,232
2.250% due 05/01/2022	4	4
2.256% due 10/01/2026	19	19
2.262% due 01/01/2028	32	34
2.271% due 01/01/2028	18	19
2.325% due 09/01/2027	29	29
2.331% due 06/01/2022	3	3
2.369% due 02/01/2028	51	52
2.533% due 12/01/2024	35	37
4.500% due 02/15/2035 - 07/15/2035	14,086	15,368
5.000% due 03/15/2032 - 07/15/2033	787	801
5.500% due 07/15/2033 - 06/15/2035	5,854	6,702
5.625% due 11/23/2035	19,400	20,753
6.000% due 05/15/2028 - 09/15/2029	93	104
6.250% due 09/15/2023	1,030	1,029
6.500% due 08/01/2022 - 10/25/2043	1,029	1,155
6.750% due 03/15/2031	100	136
7.000% due 07/15/2022 - 01/15/2024	273	307
Ginnie Mae
1.130% due 03/20/2031	458	467
1.625% due 04/20/2017 - 05/20/2032	948	990
1.750% due 07/20/2022 - 09/20/2026	122	127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 02/20/2017 - 10/20/2026	$51	$52
2.500% due 09/20/2017 - 03/20/2025	73	77
3.000% due 12/20/2017 - 06/20/2021	33	34
3.500% due 03/20/2021	6	6
6.000% due 08/20/2033	3,680	4,182
6.500% due 08/20/2034 - 09/20/2034	29	33
7.000% due 03/16/2029	688	733
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	11,881	8,740
5.500% due 12/04/2023	500	595
NCUA Guaranteed Notes
0.552% due 11/06/2017	1,496	1,498
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,997	3,234
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	54,700	29,441
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	6,988
Small Business Administration
5.240% due 08/01/2023	2,199	2,391
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	4,761
5.375% due 04/01/2056	4,900	5,300
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	3,712

Total U.S. Government Agencies (Cost $164,921)		179,777

U.S. TREASURY OBLIGATIONS 86.6%
U.S. Treasury Bonds
2.750% due 11/15/2042 (e)	48,400	40,059
3.125% due 11/15/2041 (c)	355,600	320,595
3.125% due 02/15/2042 (g)	212,100	190,940
4.250% due 11/15/2040	53,900	59,724
4.500% due 05/15/2038	6,700	7,727
4.500% due 08/15/2039	130,900	151,077
4.625% due 02/15/2040	42,600	50,088
5.250% due 02/15/2029 (g)	50,600	63,282
5.500% due 08/15/2028	90,564	115,957
6.250% due 05/15/2030 (g)	45,700	63,480
6.500% due 11/15/2026	34,200	47,383
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	10,751	9,220
U.S. Treasury Strips
0.000% due 08/15/2023	39,400	30,097
0.000% due 05/15/2028	13,300	8,045
0.000% due 08/15/2028	5,000	3,019
0.000% due 11/15/2028	6,400	3,822
0.000% due 08/15/2029	9,100	5,250
0.000% due 05/15/2030	4,700	2,623
0.000% due 02/15/2031	28,700	15,488
0.000% due 02/15/2033	20,400	9,932
0.000% due 05/15/2033	19,700	9,487
0.000% due 05/15/2034	800	368
0.000% due 11/15/2034	2,300	1,035
0.000% due 05/15/2037	2,000	814
0.000% due 11/15/2039	14,100	5,158
0.000% due 05/15/2040	17,150	6,128
0.000% due 08/15/2040	38,600	13,630
0.000% due 11/15/2040	38,400	13,406

Total U.S. Treasury Obligations (Cost $1,401,839)		1,247,834

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	89

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.1%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	$372	$410
5.706% due 02/10/2051	470	483
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	92	93
Bear Stearns Adjustable Rate Mortgage Trust
2.459% due 04/25/2033	51	51
2.960% due 02/25/2033	23	21
2.974% due 02/25/2034	446	436
3.080% due 01/25/2034	134	134
Bear Stearns Alt-A Trust
2.735% due 09/25/2035	963	798
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,263
5.746% due 09/11/2042	643	674
5.898% due 06/11/2040	732	762
Bear Stearns Mortgage Securities, Inc.
2.493% due 06/25/2030	4	4
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	11	10
5.886% due 11/15/2044	398	449
Commercial Mortgage Pass-Through Certificates
5.993% due 12/10/2049	513	585
Countrywide Alternative Loan Trust
0.359% due 05/25/2047	1,066	818
0.389% due 05/25/2035	861	703
Countrywide Home Loan Mortgage Pass-Through Trust
0.469% due 04/25/2035	257	201
0.499% due 03/25/2035	1,552	1,085
Credit Suisse First Boston Mortgage Securities Corp.
2.385% due 07/25/2033	459	458
6.500% due 04/25/2033	5	5
First Republic Mortgage Loan Trust
0.659% due 06/25/2030	103	102
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	65	65
5.381% due 03/10/2039	381	390
Harborview Mortgage Loan Trust
0.401% due 05/19/2035	678	556
0.421% due 03/19/2036	760	510
2.784% due 07/19/2035	785	711
Impac CMB Trust
0.679% due 10/25/2035	3,821	3,086
JPMorgan Chase Commercial Mortgage Securities Trust
5.878% due 02/12/2049	559	601
5.882% due 02/15/2051	206	232
JPMorgan Mortgage Trust
2.907% due 07/25/2035	531	540

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 09/25/2033	$130	$138
Merrill Lynch Floating Trust
0.720% due 07/09/2021	1,029	1,027
Nomura Asset Acceptance Corp.
2.570% due 10/25/2035	3,509	3,129
Residential Accredit Loans, Inc. Trust
0.479% due 08/25/2035	707	551
0.579% due 01/25/2033	27	27
0.579% due 03/25/2033	119	117
6.000% due 06/25/2036	2,011	1,577
Sequoia Mortgage Trust
0.530% due 07/20/2033	574	567
0.881% due 10/19/2026	31	31
0.940% due 10/20/2027	15	15
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 05/25/2037	2,152	1,530
Structured Asset Mortgage Investments Trust
0.399% due 05/25/2036	240	152
0.841% due 09/19/2032	23	22
1.021% due 10/19/2033	199	171
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.340% due 01/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
5.090% due 07/15/2042	12	12
WaMu Mortgage Pass-Through Certificates
0.439% due 11/25/2045	53	47
0.489% due 01/25/2045	947	881
0.963% due 12/25/2046	925	859
1.159% due 02/25/2046	1,467	1,349
1.355% due 05/25/2041	50	48
1.553% due 06/25/2042	47	43
1.553% due 08/25/2042	32	29
2.454% due 08/25/2046	545	475
Wells Fargo Mortgage-Backed Securities Trust
2.642% due 03/25/2036	1,552	1,538

Total Mortgage-Backed Securities (Cost $33,799)		30,573

ASSET-BACKED SECURITIES 0.1%
Amortizing Residential Collateral Trust
0.719% due 06/25/2032	11	11
0.759% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.839% due 10/25/2032	111	104
1.179% due 11/25/2042	609	592
Carrington Mortgage Loan Trust
0.499% due 10/25/2035	110	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group Home Equity Loan Trust
0.719% due 06/25/2033	$30	$27
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036	20	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	62
Massachusetts Educational Financing Authority
1.216% due 04/25/2038	643	644
SACO, Inc.
0.939% due 11/25/2035	237	235
Soundview Home Loan Trust
0.239% due 11/25/2036	207	72
Washington Mutual Asset-Backed Certificates Trust
0.239% due 10/25/2036	132	53

Total Asset-Backed Securities (Cost $2,184)		1,941

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		2,518

Total Short-Term Instruments (Cost $2,518)		2,518

Total Investments in Securities (Cost $1,629,441)		1,488,135

	SHARES
INVESTMENTS IN AFFILIATES 1.6%

SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio	2,281,166	22,828

Total Short-Term Instruments (Cost $22,828)		22,828

Total Investments in Affiliates (Cost $22,828)		22,828

Total Investments 104.9% (Cost $1,652,269)		$1,510,963

Financial Derivative Instruments (d)(f) (0.0%) (Cost or Premiums, net $(443))		(519)

Other Assets and Liabilities, net (4.9%)		(69,494)

Net Assets 100.0%		$1,440,950

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$800	U.S. Treasury Notes 0.250% due 09/30/2015	$(817)	$800	$800
SSB	0.000%	09/30/2013	10/01/2013	1,718	Freddie Mac 2.080% due 10/17/2022	(1,754)	1,718	1,718

Total Repurchase Agreements						$(2,571)	$2,518	$2,518

(1)	Includes accrued interest.

90	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.090%	09/09/2013	10/03/2013	$(49,345)	$(49,348)
BSN	0.090%	10/01/2013	10/18/2013	(18,706)	(18,706)
	0.100%	09/04/2013	10/04/2013	(14,857)	(14,858)
JPS	0.080%	09/05/2013	10/04/2013	(7,240)	(7,240)

Total Reverse Repurchase Agreements					$(90,152)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.120%	09/11/2013	10/02/2013	$(970)	$(970)

Total Sale-Buyback Transactions					$(970)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $155,455 at a weighted average interest rate of 0.124%.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(c)	Securities with an aggregate market value of $91,869 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOM	$0	$(49,348)	$0	$0	$(49,348)	$48,518	$(830)
BOS	800	0	0	0	800	(817)	(17)
BSN	0	(33,564)	0	0	(33,564)	33,086	(478)
JPS	0	(7,240)	0	0	(7,240)	7,263	23
SSB	1,718	0	0	0	1,718	(1,754)	(36)

Master Securities Forward Transactions Agreement
GSC	0	0	(970)	0	(970)	992	22

Total Borrowings and Other Financing Transactions	$2,518	$(90,152)	$(970)	$0

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	Long	12/2013	141	$253	$36	$0

Total Futures Contracts				$253	$36	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	$5,000	$(155)	$(119)	$3	$0

Total Swap Agreements					$(155)	$(119)	$3	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	91

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(e)	Securities with an aggregate market value of $319 and cash of $933 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$36	$3	$39	$0	$0	$0	$0

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	78,000	$(226)	$(527)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(10)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(21)

						$(217)	$(31)

Total Written Options						$(443)	$(558)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount	Premiums
Balance at 03/31/2013	$280,700	$(1,092)
Sales	557,600	(1,660)
Closing Buys	(126,500)	352
Expirations	(279,000)	771
Exercised	(330,000)	1,186

Balance at 09/30/2013	$102,800	$(443)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(g)	Securities with an aggregate market value of $845 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
CBK	$0	$0	$0	$0	$0	$(31)	$0	$(31)	$(31)	$0	$(31)
GLM	0	0	0	0	0	(527)	0	(527)	(527)	612	85
JPM	0	0	0	0	0	0	0	0	0	11	11
MYC	0	0	0	0	0	0	0	0	0	162	162

Total Over the Counter	$0	$0	$0	$0	$0	$(558)	$0	$(558)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$39	$39

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$558	$558

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,483	$2,483
Swap Agreements	0	0	0	0	(8,623)	(8,623)

	$0	$0	$0	$0	$(6,140)	$(6,140)

Over the counter
Written Options	$0	$0	$0	$0	$755	$755
Swap Agreements	0	0	0	0	1,149	1,149

	$0	$0	$0	$0	$1,904	$1,904

	$0	$0	$0	$0	$(4,236)	$(4,236)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$254	$254
Swap Agreements	0	0	0	0	(119)	(119)

	$0	$0	$0	$0	$135	$135

Over the counter
Written Options	$0	$0	$0	$0	$(671)	$(671)

	$0	$0	$0	$0	$(536)	$(536)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,099	$0	$8,099
Industrials	0	6,262	0	6,262
Municipal Bonds & Notes
California	0	9,723	0	9,723
New York	0	778	0	778
Texas	0	630	0	630
U.S. Government Agencies	0	177,454	2,323	179,777
U.S. Treasury Obligations	0	1,247,834	0	1,247,834
Mortgage-Backed Securities	0	30,573	0	30,573
Asset-Backed Securities	0	1,941	0	1,941
Short-Term Instruments
Repurchase Agreements	0	2,518	0	2,518
	$0	$1,485,812	$2,323	$1,488,135

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,828	$0	$0	$22,828

Total Investments	$22,828	$1,485,812	$2,323	$1,510,963

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$36	$3	$0	$39

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(528)	$(30)	$(558)

Totals	$22,864	$1,485,287	$2,293	$1,510,444

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	93

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
U.S. Government Agencies	$2,775	$0	$(447)	$0	$(1)	$(4)	$0	$0	$2,323	$(9)

Financial Derivative Instruments - Liabilities
Over the counter	$(44)	$0	$0	$0	$0	$14	$0	$0	$(30)	$14

Totals	$2,731	$0	$(447)	$0	$(1)	$10	$0	$0	$2,293	$5

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$825	Benchmark Pricing	Base Price	97.25-97.88
	1,498	Third Party Vendor	Broker Quote	100.16

Financial Derivative Instruments - Liabilities
Over the counter	(30)	Indicative Market Quotation	Broker Quote	0.12

Total	$2,293

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

94	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Moderate Duration Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.9%

BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$2,334	$2,341

Total Bank Loan Obligations (Cost $2,321)			2,341

CORPORATE BONDS & NOTES 21.4%

BANKING & FINANCE 13.7%
Ally Financial, Inc.
3.465% due 02/11/2014		900	908
4.500% due 02/11/2014		6,600	6,677
4.625% due 06/26/2015		3,100	3,209
6.200% due 04/15/2019		84	84
6.400% due 12/15/2018		15	15
6.700% due 06/15/2018		27	27
6.700% due 06/15/2019		20	20
6.750% due 11/15/2016		10	10
6.750% due 05/15/2019		17	17
6.750% due 06/15/2019		38	38
6.800% due 10/15/2018		35	35
6.900% due 06/15/2017		25	25
7.000% due 11/15/2016		27	27
7.000% due 12/15/2016		20	20
7.000% due 05/15/2018		51	51
7.050% due 04/15/2018		11	11
7.375% due 04/15/2018		21	21
American International Group, Inc.
3.750% due 11/30/2013		6,000	6,029
5.450% due 05/18/2017		5,100	5,711
6.765% due 11/15/2017	GBP	6,900	13,084
8.250% due 08/15/2018		$6,650	8,310
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,850
Banco Santander Brasil S.A.
2.352% due 03/18/2014		500	499
Bank of America Corp.
0.594% due 08/15/2016		900	872
7.375% due 05/15/2014		13,700	14,262
Bank of America N.A.
0.534% due 06/15/2016		28,200	27,607
Bankia S.A.
3.500% due 12/14/2015	EUR	2,400	3,305
Banque PSA Finance S.A.
2.174% due 04/04/2014		$3,400	3,387
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,630	12,747
BPCE S.A.
2.375% due 10/04/2013		600	600
Citigroup, Inc.
0.528% due 06/09/2016		26,300	25,690
1.718% due 01/13/2014		3,700	3,713
6.000% due 12/13/2013		200	202
Dexia Credit Local S.A.
0.744% due 04/29/2014		6,400	6,406
Export-Import Bank of Korea
4.125% due 09/09/2015		100	106
5.875% due 01/14/2015		5,300	5,622
8.125% due 01/21/2014		500	511
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		3,800	3,800
8.000% due 12/15/2016		1,100	1,303
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		4,215	4,393
HCP, Inc.
5.650% due 12/15/2013		5,000	5,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		$1,000	$1,068
Industrial Bank of Korea
3.750% due 09/29/2016		500	530
ING Bank NV
1.658% due 06/09/2014		2,100	2,118
Intesa Sanpaolo SpA
2.662% due 02/24/2014		3,300	3,319
JPMorgan Chase & Co.
3.400% due 06/24/2015		3,800	3,961
4.750% due 03/01/2015		5,300	5,586
Korea Development Bank
3.250% due 03/09/2016		8,000	8,352
8.000% due 01/23/2014		2,500	2,557
Korea Exchange Bank
4.875% due 01/14/2016		700	750
Merrill Lynch & Co., Inc.
8.680% due 05/02/2017		95	107
8.950% due 05/18/2017		95	109
Morgan Stanley
3.450% due 11/02/2015		18,300	18,980
5.375% due 10/15/2015		12,700	13,664
National Australia Bank Ltd.
0.989% due 04/11/2014		10,800	10,840
Regions Financial Corp.
7.750% due 11/10/2014		2,706	2,907
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		100	100
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	11,900	19,891
SLM Corp.
5.050% due 11/14/2014		$1,200	1,242
6.250% due 01/25/2016		7,800	8,336
8.450% due 06/15/2018		2,000	2,265
8.780% due 09/15/2016	MXN	131,600	10,043
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	4,095
SSIF Nevada LP
0.968% due 04/14/2014		20,100	20,177
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,411
Wachovia Corp.
0.638% due 10/15/2016		5,200	5,145

			342,806

INDUSTRIALS 3.8%
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	80
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		26	29
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,894
7.000% due 10/01/2013		2,300	2,300
Gerdau Trade, Inc.
5.750% due 01/30/2021		23,150	22,803
HCA, Inc.
8.500% due 04/15/2019		4,400	4,741
Hewlett-Packard Co.
6.125% due 03/01/2014		7,396	7,557
JetBlue Airways Pass-Through Trust
0.629% due 06/15/2015		38	38
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,798
Petrobras International Finance Co.
5.875% due 03/01/2018		17,800	19,163
7.875% due 03/15/2019		400	463

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RR Donnelley & Sons Co.
5.500% due 05/15/2015	$1	$1
Teva Pharmaceutical Finance Co. BV
1.166% due 11/08/2013	23,200	23,214
UAL Pass-Through Trust
10.400% due 05/01/2018	64	72
United Technologies Corp.
0.530% due 12/02/2013	10,800	10,807

		94,960

UTILITIES 3.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	7,300	8,851
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,518
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,500	13,031
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	17,000	17,051
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	10,200	10,589
Majapahit Holding BV
7.250% due 06/28/2017	8,200	9,041
Southern California Edison Co.
5.000% due 01/15/2014	50	51
Verizon Communications, Inc.
2.002% due 09/14/2018	10,000	10,528
3.650% due 09/14/2018	22,700	23,951

		98,611

Total Corporate Bonds & Notes (Cost $518,758)		536,377

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	121
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	127
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	118

		366

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,238
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
4.557% due 01/01/2019	250	264

		1,502

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.800% due 12/01/2039	1,000	1,188

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	126

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	95

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	$1,000	$1,129
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	14,850	15,980
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	631
New York City, New York Water & Sewer System Revenue Notes, Series 2006
9.109% due 12/15/2013	345	347
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	109

		18,196

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	2,000	2,364

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	800	887

Total Municipal Bonds & Notes (Cost $24,516)		24,629

U.S. GOVERNMENT AGENCIES 22.2%
Fannie Mae
0.239% due 07/25/2037	968	904
0.489% due 04/25/2037	817	817
0.609% due 11/25/2040	2,001	1,996
0.659% due 11/25/2040	1,588	1,595
0.729% due 06/25/2041	10,355	10,396
0.859% due 02/25/2041	496	500
0.875% due 08/28/2017 - 05/21/2018	17,300	16,948
1.250% due 01/30/2017	2,800	2,834
1.359% due 10/01/2044	59	61
1.772% due 04/01/2027	4	4
1.875% due 09/18/2018	300	304
2.310% due 08/01/2022	200	190
2.336% due 10/01/2037	36	39
2.448% due 09/01/2036	24	26
2.471% due 06/01/2035	3,320	3,533
2.550% due 02/01/2035	41	44
4.000% due 03/01/2029 - 02/01/2042	10,317	10,977
4.500% due 05/01/2018 - 09/01/2043	201,203	215,623
4.765% due 01/01/2027	20	21
5.000% due 02/13/2017 - 11/01/2043	26,666	28,920
5.033% due 03/01/2034	22	23
5.228% due 11/01/2035	23	25
5.375% due 06/12/2017	500	577
5.500% due 09/01/2024 - 11/01/2043	41,057	44,729
5.776% due 05/01/2037	49	52
5.783% due 06/01/2036	31	32
5.806% due 02/01/2037	33	36
5.956% due 05/01/2037	42	44

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 09/25/2016 - 10/01/2040	$7,685	$8,407
6.001% due 12/25/2042	225	260
6.500% due 03/01/2017 - 06/25/2044	19,095	22,833
7.000% due 06/01/2016 - 05/01/2032	67	78
7.500% due 03/01/2015 - 07/25/2041	62	68
8.000% due 06/01/2015 - 08/01/2031	16	19
8.400% due 08/25/2019	1	1
Freddie Mac
0.332% due 07/15/2019 - 08/15/2019	2,135	2,131
0.412% due 02/15/2019	63	63
0.682% due 10/15/2040	2,664	2,664
0.750% due 01/12/2018	1,700	1,659
0.782% due 12/15/2037	1,105	1,105
0.875% due 03/07/2018	100	98
1.000% due 03/08/2017 - 09/29/2017	16,500	16,520
1.250% due 08/01/2019 - 10/02/2019	3,400	3,261
3.103% due 05/01/2035	62	66
3.750% due 03/27/2019	200	220
4.500% due 11/01/2029 - 11/01/2043	91,024	96,994
5.000% due 10/01/2033 - 07/01/2041	530	573
5.500% due 06/01/2017 - 07/01/2038	1,860	2,034
5.972% due 05/01/2037	83	90
6.000% due 04/01/2014 - 11/01/2037	523	572
6.500% due 12/01/2021 - 07/25/2043	158	175
7.000% due 04/01/2032 - 01/01/2033	52	58
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	130	155
Ginnie Mae
0.632% due 10/16/2030	12	12
0.782% due 02/16/2030	290	294
0.832% due 02/16/2030	183	185
1.625% due 11/20/2025 - 06/20/2032	165	172
1.750% due 07/20/2034	54	56
2.125% due 11/20/2034	5	6
2.500% due 11/20/2017	7	8
3.000% due 03/20/2020	3	4
3.500% due 12/20/2017	5	6
5.500% due 01/15/2017 - 11/20/2032	15,892	17,864
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	33	38
7.000% due 07/15/2031 - 12/15/2032	34	41
8.000% due 04/15/2017 - 11/15/2022	223	239
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	6	6
Small Business Administration
4.340% due 03/01/2024	27	29
4.504% due 02/10/2014	4	4
4.727% due 02/10/2019	23,109	24,681

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 07/01/2025	$7,572	$8,111
5.130% due 09/01/2023	6	6
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	1,200	1,202
5.290% due 08/01/2017	2,880	2,890

Total U.S. Government Agencies (Cost $548,859)		557,233

U.S. TREASURY OBLIGATIONS 14.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	6,502	6,427
0.125% due 07/15/2022	2,438	2,404
0.625% due 07/15/2021 (h)	88,199	91,896
1.125% due 01/15/2021	961	1,035
1.250% due 07/15/2020	3,535	3,871
1.750% due 01/15/2028	446	500
2.000% due 01/15/2026	72,734	84,036
2.375% due 01/15/2025	18,589	22,215
2.500% due 01/15/2029	1,523	1,875
U.S. Treasury Notes
0.625% due 04/30/2018	6,700	6,514
0.750% due 12/31/2017	7,900	7,768
1.000% due 06/30/2019 (h)	280	270
1.000% due 09/30/2019 (h)(j)	6,767	6,485
1.375% due 06/30/2018	300	301
1.500% due 08/31/2018 (f)(h)(j)	123,500	124,363
2.625% due 04/30/2018	400	425
2.875% due 03/31/2018 (h)	400	429
3.500% due 02/15/2018	4,700	5,166

Total U.S. Treasury Obligations (Cost $367,881)		365,980

MORTGAGE-BACKED SECURITIES 6.9%
Adjustable Rate Mortgage Trust
5.129% due 10/25/2035	190	173
American Home Mortgage Investment Trust
1.873% due 09/25/2045	4,506	4,203
2.393% due 02/25/2045	939	943
Banc of America Funding Corp.
0.420% due 05/20/2035	6,251	5,783
2.666% due 05/25/2035	1,217	1,236
2.685% due 02/20/2036	751	749
Banc of America Large Loan Trust
2.482% due 11/15/2015	6,185	6,197
Banc of America Mortgage Trust
2.924% due 02/25/2034	171	170
5.500% due 07/25/2035	403	400
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	40	41
2.575% due 01/25/2035	117	110
2.600% due 03/25/2035	574	582
2.729% due 02/25/2033	21	21
2.793% due 03/25/2035	194	194
2.907% due 07/25/2034	89	87
2.960% due 02/25/2033	43	39
2.974% due 02/25/2034	126	123
Bear Stearns Alt-A Trust
0.719% due 08/25/2035	5,774	5,178
2.390% due 10/25/2033	43	40
2.667% due 05/25/2035	2,618	2,428
2.735% due 09/25/2035	899	745
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	100	110
Chase Mortgage Finance Trust
2.721% due 02/25/2037	716	706

96	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035		$119	$119
5.500% due 12/25/2036		5,988	5,954
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		5,768	5,709
2.829% due 03/25/2034		98	98
2.890% due 09/25/2037 ^		47	38
Countrywide Alternative Loan Trust
0.349% due 05/25/2047		1,133	922
1.099% due 12/25/2035		144	103
Countrywide Home Loan Mortgage Pass-Through Trust
0.469% due 04/25/2035		188	148
2.722% due 02/20/2035		1,989	1,891
2.859% due 11/25/2034		1,198	1,111
5.000% due 08/25/2019		56	57
5.053% due 03/25/2034		1,141	1,112
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		145	159
5.383% due 02/15/2040		385	415
6.252% due 02/15/2041		12,100	13,737
Credit Suisse First Boston Mortgage Securities Corp.
0.822% due 03/25/2032		28	25
Credit Suisse Mortgage Capital Certificates
0.352% due 10/15/2021		838	835
8.403% due 04/26/2047		2,746	2,803
CW Capital Cobalt Commercial Mortgage Trust
5.223% due 08/15/2048		145	158
First Horizon Alternative Mortgage Securities
2.238% due 09/25/2035		107	96
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		669	663
Granite Master Issuer PLC
0.327% due 12/20/2054	EUR	1,251	1,672
0.347% due 12/20/2054		3,085	4,124
0.380% due 12/20/2054		$945	931
0.731% due 12/20/2054	GBP	12,758	20,336
0.811% due 12/20/2054		6,754	10,772
Granite Mortgages PLC
0.600% due 01/20/2044	EUR	161	216
0.890% due 01/20/2044	GBP	147	235
0.898% due 09/20/2044		858	1,374
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	103
GSR Mortgage Loan Trust
2.681% due 09/25/2035		388	389
Harborview Mortgage Loan Trust
0.371% due 01/19/2038		7,813	6,230
IndyMac Adjustable Rate Mortgage Trust
1.784% due 01/25/2032		30	29
IndyMac Mortgage Loan Trust
0.429% due 02/25/2037		10,900	5,203
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		2,885	3,177
5.420% due 01/15/2049		315	349
5.895% due 02/12/2049		60	67
JPMorgan Mortgage Trust
4.058% due 02/25/2035		337	340
4.387% due 02/25/2034		114	112
Mall Funding PLC
1.190% due 04/22/2017	GBP	4,363	6,930
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		$221	229
Mellon Residential Funding Corp.
1.042% due 08/15/2032		262	255
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		979	896
0.429% due 11/25/2035		168	153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	$400	$443
5.810% due 06/12/2050	150	168
Morgan Stanley Capital Trust
5.610% due 04/15/2049	157	158
5.692% due 04/15/2049	4,400	4,899
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	304	279
Morgan Stanley Re-REMIC Trust
5.993% due 08/15/2045	15,000	16,710
Prime Mortgage Trust
0.579% due 02/25/2019	4	4
0.579% due 02/25/2034	179	169
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	499	404
3.481% due 09/25/2035	2,300	2,060
Structured Adjustable Rate Mortgage Loan Trust
2.507% due 07/25/2034	386	383
Structured Asset Mortgage Investments Trust
0.431% due 07/19/2035	2,274	2,152
1.021% due 10/19/2033	52	44
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.584% due 02/25/2032	14	14
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020	1,665	1,644
5.509% due 04/15/2047	300	329
5.749% due 07/15/2045	1,382	1,530
WaMu Mortgage Pass-Through Certificates
0.469% due 10/25/2045	637	587
0.499% due 01/25/2045	184	171
1.353% due 11/25/2042	169	154
2.204% due 02/27/2034	3	3
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 01/25/2035	3,598	3,595
2.640% due 06/25/2035	243	249
2.642% due 03/25/2036	2,345	2,346
2.675% due 03/25/2035	453	447
2.701% due 11/25/2034	4,725	4,766

Total Mortgage-Backed Securities (Cost $159,540)		174,241

ASSET-BACKED SECURITIES 3.6%
ACE Securities Corp. Home Equity Loan Trust
0.669% due 08/25/2035	6,700	6,328
Babson CLO, Inc.
0.515% due 11/10/2019	1,854	1,832
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	943	952
Centex Home Equity Loan Trust
4.670% due 09/25/2034	248	261
Conseco Finance Home Equity Loan Trust
7.550% due 04/15/2032	8	8
First Franklin Mortgage Loan Trust
0.289% due 11/25/2036	1,043	1,044
Fremont Home Loan Trust
0.969% due 12/25/2029	84	65
Galaxy CLO Ltd.
0.506% due 04/25/2019	6,273	6,219
GSAMP Trust
0.569% due 01/25/2036	6,000	4,251
Hillmark Funding
0.513% due 05/21/2021	6,800	6,584
HSBC Home Equity Loan Trust
0.440% due 01/20/2035	12	12
0.470% due 01/20/2034	1,409	1,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034		$87	$82
Nelnet Student Loan Trust
0.966% due 07/25/2018		66	66
Pacifica CDO Corp.
0.524% due 01/26/2020		2,097	2,080
Panhandle-Plains Higher Education Authority, Inc.
1.378% due 10/01/2035		3,170	3,221
Penta CLO S.A.
0.518% due 06/04/2024	EUR	32,826	42,600
SLM Student Loan Trust
0.346% due 04/26/2021		$95	95
0.932% due 10/16/2023		3,352	3,348
1.282% due 08/15/2023		7,331	7,365
South Carolina Student Loan Corp.
0.716% due 01/25/2021		35	35
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.409% due 07/25/2035		21	20
1.683% due 04/25/2035		1,935	1,832

Total Asset-Backed Securities (Cost $82,790)			89,687

SOVEREIGN ISSUES 3.1%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	275
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$5,000	5,438
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	11,000	3,485
Hydro-Quebec
0.430% due 03/31/2014 (d)		$5,000	3,663
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	800	1,132
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,302
Mexico Government International Bond
8.000% due 12/19/2013	MXN	140,000	10,807
Province of Ontario
0.950% due 05/26/2015		$4,900	4,940
1.000% due 07/22/2016		100	100
1.100% due 10/25/2017		800	789
1.650% due 09/27/2019		12,000	11,568
3.150% due 06/02/2022	CAD	6,800	6,544
4.000% due 06/02/2021		2,400	2,479
4.400% due 06/02/2019		1,100	1,170
5.500% due 06/02/2018		300	332
Province of Quebec
3.500% due 12/01/2022		2,000	1,955
4.250% due 12/01/2021		15,600	16,266
4.875% due 05/05/2014		$220	226
5.125% due 11/14/2016		25	28
Republic of Korea
4.875% due 09/22/2014		900	936

Total Sovereign Issues (Cost $79,115)			77,435

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	97

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Ally Financial, Inc.
7.000% due 10/30/2013 (d)	1,100	$1,051
DG Funding Trust
2.534% due 10/30/2013 (d)	912	6,455
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	4,000	4,809

Total Preferred Securities (Cost $14,651)		12,315

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.5%

CERTIFICATES OF DEPOSIT 0.9%
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	$22,600	22,572

COMMERCIAL PAPER 1.4%
Ford Motor Credit Co. LLC
1.021% due 12/20/2013	3,300	3,293
Hewlett-Packard Co.
0.950% due 10/30/2013	24,900	24,881
Santander S.A.
3.100% due 10/01/2013	7,700	7,700

		35,874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (e) 0.2%
			$5,869

ITALY TREASURY BILLS 2.7%
0.840% due 12/23/2013 - 09/12/2014 (b)	EUR	50,600	68,101

MEXICO TREASURY BILLS 0.4%
3.603% due 12/05/2013 - 01/09/2014 (b)	MXN	137,800	10,436

SPAIN TREASURY BILLS 1.7%
0.716% due 03/14/2014 - 06/20/2014 (b)	EUR	32,000	43,032

U.S. TREASURY BILLS 0.2%
0.019% due 10/03/2013 - 03/13/2014 (b)(f)(j)		$4,506	4,506

Total Short-Term Instruments (Cost $189,148)			190,390

Total Investments in Securities (Cost $1,987,579)			2,030,628

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 22.9%

SHORT-TERM INSTRUMENTS 22.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.9%
PIMCO Short-Term Floating NAV Portfolio	506	$5
PIMCO Short-Term Floating NAV Portfolio III	57,470,630	574,476

Total Short-Term Instruments (Cost $574,334)		574,481

Total Investments in Affiliates (Cost $574,334)		574,481

Total Investments 103.8% (Cost $2,561,913)		$2,605,109

Financial Derivative Instruments (g)(i) (0.4%) (Cost or Premiums, net $(1,088))		(9,174)

Other Assets and Liabilities, net (3.4%)		(85,477)

Net Assets 100.0%		$2,510,458

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$2,300	U.S. Treasury Notes 0.250% due 09/30/2015	$(2,347)	$2,300	$2,300
SSB	0.000%	09/30/2013	10/01/2013	3,569	Freddie Mac 2.080% due 10/17/2022	(3,643)	3,569	3,569

Total Repurchase Agreements						$(5,990)	$5,869	$5,869

(1)	Includes accrued interest.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.050%	09/30/2013	10/01/2013	$(7,254)	$(7,254)

Total Sale-Buyback Transactions					$(7,254)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $14,408 at a weighted average interest rate of (0.197%).

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	10/01/2043	$191,000	$(200,675)	$(204,072)
Fannie Mae	6.000%	10/01/2043	2,900	(3,169)	(3,172)

Total Short Sales				$(203,844)	$(207,244)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $9,871 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$2,300	$0	$0	$0	$2,300	$(2,347)	$(47)
SSB	3,569	0	0	0	3,569	(3,643)	(74)

Master Securities Forward Transactions Agreement
FOB	0	0	0	(3,172)	(3,172)	0	(3,172)
GRE	0	0	0	0	0	(10)	(10)
GSC	0	0	(7,254)	(173,087)	(180,341)	9,871	(170,470)
MSC	0	0	0	0	0	(190)	(190)
SAL	0	0	0	(30,985)	(30,985)	(155)	(31,140)

Total Borrowings and Other Financing Transactions	$5,869	$0	$(7,254)	$(207,244)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	5,635	$(228)	$284	$0
90-Day Eurodollar December Futures	Long	12/2016	18	25	0	0
90-Day Eurodollar June Futures	Long	06/2015	304	64	19	0
90-Day Eurodollar June Futures	Long	06/2016	630	897	24	0
90-Day Eurodollar June Futures	Long	06/2017	18	25	0	0
90-Day Eurodollar March Futures	Long	03/2016	709	617	35	0
90-Day Eurodollar March Futures	Long	03/2017	41	58	1	0
90-Day Eurodollar September Futures	Long	09/2014	882	182	11	(5)
90-Day Eurodollar September Futures	Long	09/2015	4,234	3,241	262	0
90-Day Eurodollar September Futures	Long	09/2016	22	31	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	1,099	2,183	77	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	116	214	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	29	(7)	2	(1)

Total Futures Contracts				$7,302	$720	$(6)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$200	$(2)	$(2)	$0	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	210,400	1,220	(92)	48	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	133,900	874	661	15	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	50,000	1,905	(912)	6	0

Total Swap Agreements					$3,997	$(345)	$69	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	99

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $10,362 and cash of $2,928 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$720	$69	$789	$0	$(6)	$0	$(6)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		GBP	57,991	$		90,060	$0	$(3,822)
	10/2013		JPY	269,587			2,727	0	(16)
	12/2013		EUR	31,300			39,507	0	(2,846)

BPS	12/2013	$		1,364		MXN	17,805	0	(12)
	03/2014		EUR	25,545	$		33,667	0	(907)
	08/2014			200			253	0	(18)

BRC	10/2013	$		73,229		GBP	45,620	625	0
	11/2013		EUR	894	$		1,211	1	0
	11/2013		GBP	45,620			73,211	0	(624)

CBK	10/2013		EUR	11,038			14,738	0	(194)
	10/2013	$		28,718		EUR	21,535	416	0
	12/2013			1,254		CAD	1,296	2	0
	04/2014		EUR	500	$		634	0	(43)

FBF	10/2013	$		13,540		EUR	10,323	426	0
	11/2013		EUR	21,525	$		27,815	0	(1,307)
	11/2013	$		12,568		BRL	29,180	496	0
	04/2014		EUR	13,500	$		18,231	0	(42)
	06/2014			800			1,014	0	(69)

GLM	10/2013			27,332			36,985	9	0
	10/2013	$		19,718		GBP	12,371	309	0
	11/2013			32,499		EUR	24,014	0	(8)
	12/2013		MXN	144,081	$		10,679	0	(259)
	12/2013	$		2,167		CAD	2,234	0	(3)

HUS	10/2013		BRL	4,202	$		1,823	0	(73)
	10/2013	$		1,884		BRL	4,202	12	0
	11/2013		EUR	18,062	$		24,393	0	(45)
	12/2013		MXN	45,504			3,494	35	0
	12/2013	$		1,984		CAD	2,034	0	(13)

JPM	10/2013			4,251		EUR	3,194	70	0
	11/2013			2,288		GBP	1,430	26	0
	12/2013		MXN	138,456	$		10,443	0	(70)

MSC	10/2013		BRL	35,383			14,798	0	(1,167)
	10/2013	$		15,604		BRL	35,383	361	0
	10/2013			4,475		EUR	3,318	13	0
	11/2013		BRL	35,383	$		15,495	0	(346)
	11/2013		EUR	3,318			4,475	0	(13)
	12/2013		MXN	64			5	0	0
	01/2014			91,091			6,975	70	0

RBC	12/2013		CAD	40,344			39,041	0	(45)

RYL	12/2013		EUR	19,200			25,481	0	(499)
	03/2014			12,743			17,039	0	(209)

Total Forward Foreign Currency Contracts								$2,871	$(12,650)

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	13,900	$(26)	$(15)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		13,900	(31)	(17)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		3,400	(7)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,400	(7)	(4)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		3,400	(7)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,400	(7)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	52,800	(161)	(357)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		56,700	(502)	(275)

Total Written Options								$(748)	$(679)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	$446,200	EUR	41,400	$(1,295)
Sales	564,200		0	(1,989)
Closing Buys	(287,600)		0	777
Expirations	(361,200)		0	824
Exercised	(252,100)		0	935

Balance at 09/30/2013	$109,500	EUR	41,400	$(748)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.326%	EUR 4,900	$(69)	$57	$0	$(12)

BRC	Berkshire Hathaway Finance Corp.	1.000%	12/20/2013	0.091%	$ 15,000	85	(50)	35	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%	25,000	(310)	325	15	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%	3,300	(55)	8	0	(47)

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.985%	1,000	(16)	16	0	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%	5,800	(148)	208	60	0

FBF	Brazil Government International Bond	1.000%	06/20/2015	0.930%	3,400	(39)	44	5	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.497%	10,000	(210)	274	64	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%	1,200	(27)	14	0	(13)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.223%	11,900	106	(35)	71	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%	1,200	(18)	31	13	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.985%	1,200	(12)	13	1	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%	1,300	(22)	4	0	(18)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.985%	200	(2)	2	0	0

RYL	China Government International Bond	1.000%	03/20/2015	0.226%	10,000	137	(20)	117	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%	1,200	(27)	14	0	(13)

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.985%	500	(5)	5	0	0
	China Government International Bond	1.000%	03/20/2015	0.226%	25,000	355	(62)	293	0

						$(277)	$848	$674	$(103)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	101

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$ 193	$0	$3	$3	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	10	10	0

					$0	$13	$13	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	3,000	$0	$(15)	$0	$(15)

BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	10,500	(6)	9	3	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		13,200	(8)	10	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		10,200	(2)	12	10	0

DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	2,000	7	(45)	0	(38)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)

GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	1	(6)	0	(5)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	23,900	(15)	18	3	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		33,600	(7)	40	33	0

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		31,400	(20)	27	7	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		11,100	(1)	12	11	0

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		10,600	(4)	6	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,300	0	6	6	0

MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	1,000	3	(23)	0	(20)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	15,900	(9)	11	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		29,400	(6)	35	29	0

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	5,200	4	(112)	0	(108)

							$(63)	$(20)	$108	$(191)

Total Swap Agreements							$(340)	$841	$795	$(294)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $10,637 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$0	$0	$0	$0	$(6,684)	$(32)	$(15)	$(6,731)	$(6,731)	$6,483	$(248)
BPS	0	0	0	0	(937)	0	(12)	(949)	(949)	910	(39)
BRC	626	0	65	691	(624)	(7)	(47)	(678)	13	(260)	(247)
CBK	418	0	60	478	(237)	0	0	(237)	241	(229)	12
DUB	0	0	0	0	0	0	(43)	(43)	(43)	0	(43)
FBF	922	0	153	1,075	(1,418)	0	(13)	(1,431)	(356)	548	192
GLM	318	0	36	354	(270)	(365)	(5)	(640)	(286)	581	295

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
GST	$0	$0	$3	$3	$0	$0	$0	$0	$3	$0	$3
HUS	47	0	19	66	(131)	0	(18)	(149)	(83)	0	(83)
JPM	96	0	18	114	(70)	0	0	(70)	44	0	44
MSC	444	0	0	444	(1,526)	0	0	(1,526)	(1,082)	598	(484)
MYC	0	0	31	31	0	(275)	(20)	(295)	(264)	(2)	(266)
RBC	0	0	0	0	(45)	0	0	(45)	(45)	0	(45)
RYL	0	0	117	117	(708)	0	(13)	(721)	(604)	658	54
UAG	0	0	293	293	0	0	(108)	(108)	185	0	185

Total Over the Counter	$2,871	$0	$795	$3,666	$(12,650)	$(679)	$(294)	$(13,623)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$720	$720
Swap Agreements	0	0	0	0	69	69

	$0	$0	$0	$0	$789	$789

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,871	$0	$2,871
Swap Agreements	0	687	0	0	108	795

	$0	$687	$0	$2,871	$108	$3,666

	$0	$687	$0	$2,871	$897	$4,455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,650	$0	$12,650
Written Options	0	0	0	0	679	679
Swap Agreements	0	103	0	0	191	294

	$0	$103	$0	$12,650	$870	$13,623

	$0	$103	$0	$12,650	$876	$13,629

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,082)	$(4,082)
Swap Agreements	0	0	0	0	(6,054)	(6,054)

	$0	$0	$0	$0	$(10,136)	$(10,136)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,444	$0	$6,444
Written Options	0	0	0	339	699	1,038
Swap Agreements	0	(2,428)	0	0	631	(1,797)

	$0	$(2,428)	$0	$6,783	$1,330	$5,685

	$0	$(2,428)	$0	$6,783	$(8,806)	$(4,451)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	103

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,478	$7,478
Swap Agreements	0	0	0	0	(592)	(592)

	$0	$0	$0	$0	$6,886	$6,886

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,156)	$0	$(8,156)
Written Options	0	0	0	(319)	(397)	(716)
Swap Agreements	0	3,228	0	0	(67)	3,161

	$0	$3,228	$0	$(8,475)	$(464)	$(5,711)

	$0	$3,228	$0	$(8,475)	$6,422	$1,175

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,341	$0	$2,341
Corporate Bonds & Notes
Banking & Finance	0	342,699	107	342,806
Industrials	0	94,859	101	94,960
Utilities	0	98,611	0	98,611
Municipal Bonds & Notes
California	0	366	0	366
Illinois	0	1,502	0	1,502
Louisiana	0	1,188	0	1,188
New Jersey	0	126	0	126
New York	0	18,196	0	18,196
Texas	0	2,364	0	2,364
Wisconsin	0	887	0	887
U.S. Government Agencies	0	557,233	0	557,233
U.S. Treasury Obligations	0	365,980	0	365,980
Mortgage-Backed Securities	0	174,241	0	174,241
Asset-Backed Securities	0	89,687	0	89,687
Sovereign Issues	0	77,435	0	77,435
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	5,860	6,455	12,315
Short-Term Instruments
Certificates of Deposit	0	22,572	0	22,572
Commercial Paper	0	35,874	0	35,874
Repurchase Agreements	0	5,869	0	5,869
Italy Treasury Bills	0	68,101	0	68,101
Mexico Treasury Bills	0	10,436	0	10,436

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Spain Treasury Bills	$0	$43,032	$0	$43,032
U.S. Treasury Bills	0	4,506	0	4,506
	$0	$2,023,965	$6,663	$2,030,628

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$574,481	$0	$0	$574,481

Total Investments	$574,481	$2,023,965	$6,663	$2,605,109

Short Sales, at Value
U.S. Government Agencies	$0	$(207,244)	$0	$(207,244)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	720	69	0	789
Over the counter	0	3,666	0	3,666
	$720	$3,735	$0	$4,455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	0	0	(6)
Over the counter	0	(13,623)	0	(13,623)
	$(6)	$(13,623)	$0	$(13,629)

Totals	$575,195	$1,806,833	$6,663	$2,388,691

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$109	$0	$0	$0	$0	$(2)	$0	$0	$107	$(2)
Industrials	117	0	(11)	0	(1)	(4)	0	0	101	(2)
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	6,626	0	0	0	0	(171)	0	0	6,455	(171)

Totals	$6,852	$0	$(11)	$0	$(1)	$(177)	$0	$0	$6,663	$(175)

104	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique		Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$107	Benchmark Pricing		Base Price	112.00
Industrials	101	Third Party Vendor		Broker Quote	112.06-113.50
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques	(2)	—	—
Preferred Securities
Banking & Finance	6,455	Benchmark Pricing		Base Price	$7,066.86

Total	$6,663

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	105

Schedule of Investments PIMCO Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.9%

U.S. GOVERNMENT AGENCIES 131.6%
Fannie Mae
0.000% due 07/25/2022 (b)	$19	$19
0.252% due 12/25/2036	3,261	3,196
0.299% due 03/25/2034	772	762
0.329% due 08/25/2034 - 10/25/2035	7,356	7,142
0.419% due 06/25/2033	52	50
0.439% due 06/25/2032	235	237
0.479% due 03/25/2018	206	207
0.519% due 11/25/2032	122	111
0.579% due 04/18/2028	3	3
0.629% due 05/25/2023	411	411
0.679% due 03/25/2017 - 03/25/2032	479	482
0.829% due 02/25/2024	291	293
1.179% due 04/25/2023 - 04/25/2032	248	253
1.288% due 05/01/2033	298	311
1.359% due 08/01/2042 - 10/01/2044	2,404	2,462
1.550% due 02/01/2036	323	328
1.712% due 08/01/2027	501	533
1.752% due 03/01/2032	79	83
1.923% due 02/01/2035	75	80
1.936% due 01/01/2035	133	141
1.944% due 01/01/2035	91	96
1.946% due 01/01/2035	137	146
1.981% due 03/01/2035	13	13
1.983% due 01/01/2035	428	454
2.000% due 10/01/2028	4,000	3,914
2.021% due 11/01/2035	121	127
2.046% due 05/01/2035	77	82
2.048% due 05/01/2035	510	541
2.108% due 04/01/2035	277	290
2.159% due 12/01/2034	572	602
2.232% due 02/01/2035	149	158
2.233% due 03/01/2035	54	58
2.244% due 12/01/2034	49	51
2.249% due 04/01/2033	155	164
2.250% due 03/01/2027	79	82
2.252% due 09/01/2034	509	532
2.262% due 01/01/2035	67	71
2.275% due 12/01/2035	473	497
2.295% due 10/01/2035	27	29
2.300% due 10/01/2028	10	11
2.312% due 12/01/2034	12	12
2.355% due 03/01/2023	2,711	2,567
2.371% due 03/01/2035	32	33
2.373% due 06/01/2030	12	12
2.424% due 11/01/2034	33	35
2.429% due 07/01/2035	139	147
2.442% due 05/25/2035	274	286
2.453% due 08/01/2036	1,029	1,091
2.461% due 02/01/2035	43	46
2.500% due 02/01/2028 - 10/01/2043	19,320	19,328
2.501% due 10/01/2035	80	85
2.507% due 02/01/2035	88	93
2.522% due 02/01/2035	78	82
2.523% due 05/01/2035	204	215
2.526% due 01/25/2022 (a)	7,349	999
2.527% due 07/01/2035	71	75
2.547% due 07/01/2035	115	123
2.608% due 02/01/2035	69	74
2.709% due 09/01/2035	325	346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.755% due 10/01/2032	$248	$252
2.772% due 05/01/2023	9	9
3.000% due 11/01/2028 - 11/01/2043	27,973	27,398
3.330% due 07/01/2022	732	752
3.500% due 11/01/2028 - 11/01/2043	27,803	28,360
3.600% due 08/01/2023	454	466
4.000% due 08/01/2018 - 08/01/2043	35,248	37,216
4.500% due 08/01/2020 - 10/01/2043	30,154	32,278
5.000% due 01/01/2019 - 11/01/2043	19,886	21,436
5.075% due 11/01/2018	1	1
5.248% due 11/01/2035	111	117
5.367% due 11/01/2035	159	171
5.500% due 08/01/2024 - 05/01/2041	6,491	7,095
5.726% due 01/25/2043	1,328	1,235
5.990% due 08/01/2017	1,076	1,167
6.000% due 07/01/2017 - 09/01/2038	11,709	12,885
6.000% due 11/01/2043	1,000	1,099
6.500% due 06/01/2021 - 10/01/2041	3,939	4,388
7.000% due 09/25/2023	29	33
7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	22	25
8.200% due 04/25/2025	1	1
Federal Housing Administration
7.430% due 06/01/2019	57	55
Freddie Mac
0.332% due 08/15/2019	541	541
0.532% due 08/15/2043	948	948
0.582% due 06/15/2032 - 12/15/2032	220	220
0.632% due 12/15/2031	185	186
0.682% due 09/15/2030	19	19
0.722% due 01/15/2042	7,913	7,975
0.962% due 01/25/2023 (a)	23,578	1,401
1.082% due 02/15/2021	325	324
1.177% due 11/25/2022 (a)	10,686	787
1.250% due 10/02/2019	3,100	2,963
1.359% due 02/25/2045	415	429
1.435% due 04/25/2021 (a)	6,937	526
1.510% due 11/25/2019 (a)	3,990	272
1.566% due 11/25/2019 (a)	36,844	2,641
2.201% due 02/01/2018	25	27
2.355% due 02/01/2028	82	85
2.368% due 01/01/2034	32	34
2.375% due 01/13/2022 - 04/01/2035	752	746
2.377% due 04/01/2035	149	158
2.385% due 02/01/2035	16	17
2.462% due 09/01/2035	1,602	1,692
2.492% due 10/01/2036	567	600
2.500% due 03/01/2035	50	51
2.512% due 02/01/2035	16	17
2.527% due 05/01/2035	61	65
2.548% due 05/01/2032	20	20
2.552% due 09/01/2035	397	420
2.603% due 01/01/2035	89	95
2.615% due 03/01/2034	671	712
2.620% due 06/01/2035	56	60
2.700% due 08/01/2036	62	66
2.734% due 01/01/2035	1,355	1,447
2.774% due 02/01/2035	44	47

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.775% due 03/01/2035	$29	$31
3.000% due 08/01/2025 - 07/01/2043	4,979	4,850
3.103% due 11/01/2028	3	3
3.320% due 02/25/2023	1,000	1,006
3.500% due 12/15/2022	1	1
4.000% due 07/01/2043 - 11/01/2043	14,388	14,989
4.500% due 03/15/2021 - 06/01/2041	18,075	19,294
5.000% due 10/01/2029 - 10/01/2043	13,558	14,662
5.500% due 12/01/2017 - 06/01/2040	11,630	12,607
6.000% due 11/01/2027 - 10/01/2041	5,268	5,743
6.500% due 12/15/2023 - 05/15/2028	518	588
8.000% due 06/15/2026	10	12
Ginnie Mae
0.000% due 04/20/2040 (b)	2,000	1,745
0.382% due 02/16/2032 - 07/16/2032	125	125
0.432% due 08/16/2032	541	543
0.732% due 04/16/2032	168	170
0.902% due 09/20/2063	1,104	1,104
1.186% due 04/20/2063 - 08/20/2063	4,910	5,010
1.482% due 09/20/2063	1,000	1,032
1.625% due 06/20/2017 - 03/20/2027	7	7
1.750% due 07/20/2022 - 08/20/2026	15	16
2.000% due 02/20/2017 - 07/20/2025	13	14
2.500% due 12/20/2021 - 10/01/2043	1,005	935
3.000% due 06/15/2043 - 10/01/2043	13,000	12,848
3.500% due 02/20/2018 - 11/01/2043	30,411	31,337
4.000% due 03/20/2016 - 11/01/2043	9,212	9,739
4.500% due 08/20/2033 - 10/01/2043	26,109	28,222
5.000% due 04/15/2035 - 10/01/2043	21,981	24,000
5.500% due 09/15/2033 - 11/01/2043	8,113	8,881
6.000% due 02/15/2032 - 04/15/2036	1,393	1,547
6.500% due 07/15/2024 - 08/15/2038	1,059	1,196
7.500% due 08/15/2027	1	2

Total U.S. Government Agencies (Cost $449,442)		454,962

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes
0.625% due 04/30/2018 (e)	880	855
1.375% due 07/31/2018	1,100	1,102
1.750% due 05/15/2023	700	649
2.000% due 02/15/2023	700	667
2.125% due 08/31/2020	3,500	3,532

Total U.S. Treasury Obligations (Cost $6,955)		6,805

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 5.7%
American Home Mortgage Investment Trust
0.419% due 05/25/2047 ^	$37	$1
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	130	143
Banc of America Funding Corp.
0.470% due 05/20/2035	140	92
5.568% due 01/20/2047 ^	809	650
Bear Stearns Alt-A Trust
4.577% due 11/25/2036 ^	1,564	1,095
CBA Commercial Small Balance Commercial Mortgage
0.459% due 12/25/2036	327	252
Chevy Chase Funding LLC
0.459% due 01/25/2035	78	69
Citigroup Mortgage Loan Trust, Inc.
0.979% due 08/25/2035	1,137	896
Countrywide Alternative Loan Trust
0.380% due 07/20/2046 ^	166	93
0.389% due 05/25/2035	786	642
0.409% due 08/25/2046	55	5
0.429% due 09/25/2046 ^	435	84
0.429% due 10/25/2046 ^	167	52
0.439% due 07/25/2046 ^	371	87
0.449% due 05/25/2036 ^	89	15
0.460% due 09/20/2046	377	82
0.519% due 10/25/2046 ^	376	11
0.549% due 11/25/2035 ^	34	3
0.599% due 12/25/2035	98	43
Countrywide Home Loan Mortgage Pass-Through Trust
0.469% due 02/25/2035	20	15
0.469% due 04/25/2035	437	342
0.479% due 04/25/2046 ^	113	18
0.519% due 03/25/2036	117	51
0.529% due 02/25/2036 ^	76	21
1.099% due 09/25/2034	397	226
2.691% due 04/25/2035	970	815
2.842% due 02/25/2047 ^	2,249	1,779
Credit Suisse First Boston Mortgage Securities Corp.
2.528% due 09/25/2034	566	572
Greenpoint Mortgage Funding Trust
0.379% due 10/25/2046	388	216
0.379% due 12/25/2046 ^	375	157
0.449% due 04/25/2036 ^	72	9
0.499% due 09/25/2046 ^	393	94
0.519% due 10/25/2046	386	130
GSR Mortgage Loan Trust
0.439% due 08/25/2046	319	76
Harborview Mortgage Loan Trust
0.431% due 09/19/2046 ^	58	9
HomeBanc Mortgage Trust
0.359% due 12/25/2036	317	268
IndyMac Mortgage Loan Trust
0.379% due 11/25/2046	351	179
0.429% due 02/25/2037	450	215
JPMorgan Alternative Loan Trust
0.679% due 06/27/2037	3,684	3,090
JPMorgan Chase Commercial Mortgage Securities Trust
2.371% due 06/15/2043 (a)	21,234	902

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB Commercial Mortgage Trust
5.517% due 07/15/2044	$100	$112
MASTR Adjustable Rate Mortgages Trust
0.479% due 05/25/2047 ^	404	169
0.519% due 05/25/2047 ^	404	127
MASTR Alternative Loan Trust
0.579% due 03/25/2036	1,339	284
Mellon Residential Funding Corp.
0.882% due 11/15/2031	173	171
Morgan Stanley Dean Witter Capital, Inc.
5.500% due 04/25/2017	1	1
RBSSP Resecuritization Trust
0.679% due 11/21/2035	2,064	2,052
Residential Accredit Loans, Inc. Trust
0.379% due 12/25/2046 ^	372	142
0.409% due 05/25/2037 ^	166	28
0.449% due 05/25/2046 ^	344	120
3.201% due 08/25/2035 ^	233	137
Sequoia Mortgage Trust
0.881% due 10/19/2026	135	135
0.940% due 10/20/2027	30	29
Structured Asset Mortgage Investments Trust
0.841% due 09/19/2032	68	66
Thornburg Mortgage Securities Trust
6.091% due 09/25/2037	184	181
UBS-Barclays Commercial Mortgage Trust
1.515% due 04/10/2046 (a)	3,485	310
WaMu Commercial Mortgage Securities Trust
5.976% due 03/23/2045	1,261	1,305
WaMu Mortgage Pass-Through Certificates
0.399% due 07/25/2046 ^	35	2
0.688% due 07/25/2044	276	224
0.879% due 12/25/2045	355	68
Washington Mutual MSC Mortgage Pass-Through Certificates
0.429% due 07/25/2046	80	14
0.923% due 04/25/2047 ^	218	45
Wells Fargo Commercial Mortgage Trust
2.303% due 10/15/2045 (a)	3,456	424

Total Mortgage-Backed Securities (Cost $21,577)		19,645

ASSET-BACKED SECURITIES 1.0%
Amortizing Residential Collateral Trust
0.759% due 07/25/2032	25	23
0.879% due 10/25/2031	17	15
Amresco Residential Securities Mortgage Loan Trust
0.674% due 06/25/2028	186	170
0.734% due 06/25/2027	129	125
0.734% due 09/25/2027	266	249
0.809% due 09/25/2028	505	458
Centex Home Equity Loan Trust
0.479% due 01/25/2032	24	22
CIT Group Home Equity Loan Trust
0.719% due 06/25/2033	90	82
Conseco Finance Home Equity Loan Trust
1.682% due 05/15/2032	663	644
Countrywide Asset-Backed Certificates
0.859% due 06/25/2033	192	187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EMC Mortgage Loan Trust
0.929% due 08/25/2040	$123	$109
GSAA Home Equity Trust
0.479% due 03/25/2037	464	275
Home Equity Asset Trust
0.779% due 11/25/2032	3	2
Lehman XS Trust
0.409% due 06/25/2046 ^	14	0
0.499% due 11/25/2046 ^	392	86
Morgan Stanley Mortgage Loan Trust
0.539% due 04/25/2037	1,033	495
Renaissance Home Equity Loan Trust
0.939% due 12/25/2032	54	41
Salomon Brothers Mortgage Securities, Inc.
1.154% due 10/25/2028	263	256
Specialty Underwriting & Residential Finance Trust
0.859% due 01/25/2034	35	30
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033	22	21
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	125	130

Total Asset-Backed Securities (Cost $3,325)		3,420

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (c) 0.6%
		2,152

Total Short-Term Instruments (Cost $2,152)		2,152

Total Investments in Securities (Cost $483,451)		486,984

	SHARES
INVESTMENTS IN AFFILIATES 11.3%

SHORT-TERM INSTRUMENTS 11.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short-Term Floating NAV Portfolio	2,011,173	20,126
PIMCO Short-Term Floating NAV Portfolio III	1,911,775	19,110

Total Short-Term Instruments (Cost $39,240)		39,236

Total Investments in Affiliates (Cost $39,240)		39,236

Total Investments 152.2% (Cost $522,691)		$526,220

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $(222))		(49)

Other Assets and Liabilities, net (52.2%)		(180,429)

Net Assets 100.0%		$345,742

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	107

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$2,152	Freddie Mac 2.080% due 10/17/2022	$(2,200)	$2,152	$2,152

Total Repurchase Agreements						$(2,200)	$2,152	$2,152

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $3,773 at a weighted average interest rate of (0.198%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2043	$16,500	$(17,155)	$(17,307)
Fannie Mae	4.500%	10/01/2043	20,000	(21,025)	(21,369)
Fannie Mae	5.500%	10/01/2043	2,000	(2,168)	(2,180)
Fannie Mae	6.000%	10/01/2043	4,000	(4,373)	(4,376)
Freddie Mac	4.500%	10/01/2043	1,000	(1,048)	(1,065)
Ginnie Mae	2.500%	10/01/2043	4,000	(3,619)	(3,720)
Ginnie Mae	3.000%	10/01/2043	4,000	(3,833)	(3,942)
Ginnie Mae	3.500%	10/01/2043	8,000	(8,225)	(8,220)
Ginnie Mae	4.500%	10/01/2043	10,000	(10,628)	(10,775)
Ginnie Mae	5.000%	10/01/2043	13,000	(14,105)	(14,124)

Total Short Sales				$(86,179)	$(87,078)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$2,152	$0	$0	$0	$2,152	$(2,200)	$(48)

Master Securities Forward Transactions Agreement
BOA	0	0	0	0	0	(260)	(260)
BPG	0	0	0	(3,259)	(3,259)	0	(3,259)
DEU	0	0	0	(524)	(524)	0	(524)
FOB	0	0	0	(21,014)	(21,014)	(240)	(21,254)
GRE	0	0	0	0	0	(300)	(300)
GSC	0	0	0	(11,494)	(11,494)	(600)	(12,094)
JPS	0	0	0	(3,147)	(3,147)	0	(3,147)
MSC	0	0	0	(11,554)	(11,554)	(540)	(12,094)
SAL	0	0	0	(36,086)	(36,086)	(20)	(36,106)

Total Borrowings and Other Financing Transactions	$2,152	$0	$0	$(87,078)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae 3.500% due 10/01/2043	$	98.000	10/03/2013	$29,000	$(180)	$0
	Call - OTC Fannie Mae 3.500% due 10/01/2043		101.000	10/03/2013	10,000	(42)	(96)

Total Written Options						$(222)	$(96)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount	Premiums
Balance at 03/31/2013	$0	$0
Sales	55,000	(282)
Closing Buys	0	0
Expirations	(4,000)	8
Exercised	(12,000)	52

Balance at 09/30/2013	$39,000	$(222)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
									Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$	500	$0	$47	$47	$0

Total Swap Agreements							$0	$47	$47	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $288 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
GST	$0	$0	$47	$47	$0	$0	$0	$0	$47	$(100)	$(53)
JPM	0	0	0	0	0	(96)	0	(96)	(96)	288	192

Total Over the Counter	$0	$0	$47	$47	$0	$(96)	$0	$(96)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	109

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$47	$0	$0	$0	$47

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$96	$96

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Written Options	$0	$0	$0	$0	$8	$8
Swap Agreements	0	(6)	0	0	0	(6)

	$0	$(6)	$0	$0	$8	$2

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Written Options	$0	$0	$0	$0	$126	$126
Swap Agreements	0	(50)	0	0	0	(50)

	$0	$(50)	$0	$0	$126	$76

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
U.S. Government Agencies	$2,136	$452,771	$55	$454,962
U.S. Treasury Obligations	0	6,805	0	6,805
Mortgage-Backed Securities	0	19,645	0	19,645
Asset-Backed Securities	0	3,420	0	3,420
Short-Term Instruments
Repurchase Agreements	0	2,152	0	2,152
	$2,136	$484,793	$55	$486,984

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,236	$0	$0	$39,236

Total Investments	$41,372	$484,793	$55	$526,220

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short Sales, at Value
U.S. Government Agencies	$0	$(87,078)	$0	$(87,078)

Financial Derivative Instruments - Assets
Over the counter	$0	$47	$0	$47

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(96)	$0	$(96)

Totals	$41,372	$397,666	$55	$439,093

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$61	$70	$(76)	$(1)	$(1)	$2	$0	$0	$55	$0
Mortgage-Backed Securities	24,916	2,541	(26,729)	27	(2,328)	1,573	0	0	0	0

Totals	$24,977	$2,611	$(26,805)	$26	$(2,329)	$1,575	$0	$0	$55	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$55	Benchmark Pricing	Base Price	97.88

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	111

Schedule of Investments PIMCO Mortgage Opportunities Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.8%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
SLM Student Loan Trust
4.400% due 07/25/2039	EUR	880	$1,089

Total Corporate Bonds & Notes (Cost $1,071)			1,089

U.S. GOVERNMENT AGENCIES 72.1%
Fannie Mae
0.000% due 01/01/2033 - 07/25/2043 (b)		$5,368	4,125
0.132% due 01/25/2018 (a)		581,305	752
0.779% due 02/25/2024		25	25
1.097% due 09/25/2022 (a)		34,647	2,192
2.000% due 12/25/2042		74	38
2.355% due 03/01/2023		2,711	2,567
2.500% due 06/25/2022 - 04/25/2042		3,660	3,648
2.500% due 12/25/2027 - 02/25/2028 (a)		16,514	1,816
2.980% due 07/01/2022		10,150	10,095
3.000% due 01/25/2042 - 02/25/2043 (a)		29,432	4,564
3.000% due 11/01/2042 - 11/01/2043		17,398	16,911
3.141% due 08/25/2043		106	112
3.320% due 05/25/2042		90	96
3.330% due 07/01/2022		1,894	1,947
3.500% due 10/01/2028 - 11/01/2043		116,431	117,738
3.500% due 07/25/2042 - 02/25/2043 (a)		11,087	1,938
3.510% due 08/01/2023		6,516	6,549
3.600% due 08/01/2023		454	466
3.690% due 08/01/2023		3,825	3,953
3.750% due 05/25/2033		75	79
4.000% due 02/25/2024 (a)		488	31
4.000% due 11/01/2040 - 10/01/2043		67,359	70,606
4.500% due 03/01/2039 - 10/01/2043		36,889	39,726
5.000% due 04/25/2033 - 11/01/2043		49,005	53,290
5.500% due 02/01/2029 - 01/25/2032 (a)		1,013	167
5.500% due 01/25/2034 - 06/25/2036		4,013	4,488
5.921% due 06/25/2037 (a)		2,554	319
5.971% due 05/25/2042 (a)		910	172
6.000% due 02/01/2033 (a)		802	148
6.000% due 02/25/2034		112	129
6.000% due 11/01/2043		3,000	3,297
6.021% due 03/25/2042 (a)		475	98
6.071% due 03/25/2024 (a)		324	25
6.300% due 06/25/2031		1,350	1,524
6.491% due 01/25/2018 (a)		83,689	11,434
6.521% due 08/25/2040 (a)		6,004	911
6.571% due 09/25/2039 (a)		684	103
6.621% due 11/25/2036 (a)		4,966	809
6.750% due 04/25/2042		163	159
7.000% due 12/25/2023 - 03/25/2049		113	133
7.118% due 05/25/2042		99	90
7.223% due 08/25/2033		1,061	1,061
8.921% due 07/25/2033		1,942	2,421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.335% due 10/25/2041	$3,411	$3,485
9.435% due 11/25/2041	8,667	8,751
12.302% due 03/25/2040	481	580
15.285% due 05/25/2043	3,534	3,918
17.383% due 09/25/2024	55	78
19.294% due 09/25/2023	14	20
24.805% due 12/25/2036	720	1,200
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)	4,261	3,913
1.025% due 09/25/2022 (a)	47,825	2,953
1.250% due 10/02/2019	16,400	15,673
1.469% due 08/25/2019 (a)	155,776	10,101
1.566% due 11/25/2019 (a)	105,684	7,576
2.375% due 01/13/2022 (d)(f)	16,000	15,608
2.500% due 09/15/2027 - 01/15/2043 (a)	50,731	6,665
3.000% due 04/15/2027 - 12/15/2032 (a)	4,453	548
3.000% due 06/15/2036	176	181
3.320% due 02/25/2023	1,000	1,006
3.500% due 03/15/2035 - 10/15/2042	3,938	3,802
4.000% due 04/15/2019 - 07/01/2043	14,309	14,778
4.500% due 07/15/2032 - 12/01/2041	10,673	11,471
5.000% due 05/15/2019 - 12/01/2039	4,154	4,512
5.500% due 02/15/2033 - 05/15/2041	5,889	6,475
5.818% due 06/15/2018 - 10/15/2036 (a)	4,106	449
6.000% due 07/15/2035	323	404
6.418% due 01/15/2041 (a)	2,835	452
6.468% due 02/15/2032 - 03/15/2035 (a)	7,988	1,217
6.518% due 10/15/2034 - 09/15/2035 (a)	8,497	1,092
6.568% due 03/15/2037 (a)	4,021	623
6.596% due 12/15/2023 (a)	1,655	296
7.556% due 12/15/2042	651	593
7.740% due 05/15/2024 (a)	924	151
7.818% due 06/15/2031 (a)	767	155
7.959% due 09/17/2032	97	113
9.335% due 09/15/2041	4,410	4,408
9.435% due 10/15/2040	1,044	1,048
9.535% due 01/15/2041	692	707
11.862% due 05/15/2033	83	98
12.635% due 05/15/2033	19	22
15.209% due 04/15/2043	5,309	5,932
15.492% due 10/15/2033	1,346	1,667
16.049% due 11/15/2034	27	36
17.665% due 05/15/2035	693	945
18.792% due 10/15/2023	141	203
Ginnie Mae
0.000% due 03/16/2033 - 05/20/2041 (b)	12,209	9,529
0.674% due 12/16/2043 (a)	37,052	251
0.902% due 09/20/2063	16,553	16,553
1.287% due 08/16/2048 (a)	25,801	1,888
1.294% due 05/16/2050 (a)	33,872	1,637
1.510% due 12/16/2043 (a)	847	49
1.589% due 04/16/2053 (a)	15,829	1,214
1.892% due 05/16/2053 (a)	2,194	166
2.075% due 12/20/2042	63	53
2.500% due 07/20/2042 - 10/01/2043	4,001	3,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 10/20/2042 (a)		$10,163	$1,500
3.500% due 05/16/2042		1	1
4.000% due 09/20/2038 - 11/01/2043		13,651	14,438
4.250% due 10/20/2038		1,040	1,129
4.500% due 02/15/2039 - 01/20/2042		16,025	17,315
4.500% due 12/16/2041 - 03/16/2043 (a)		6,560	1,330
5.000% due 08/20/2034 - 07/20/2040		142	159
5.000% due 09/20/2038 (a)		2,355	497
5.500% due 02/20/2034 - 04/20/2040		52	58
5.500% due 11/16/2037 (a)		375	51
5.918% due 11/16/2034 (a)		2,121	331
6.070% due 02/20/2042 (a)		2,583	422
6.400% due 10/20/2033 (a)		3,048	512
8.000% due 05/17/2034		304	332
9.240% due 12/20/2040		4,000	4,282

Total U.S. Government Agencies (Cost $593,712)			592,075

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Notes
1.375% due 07/31/2018 (d)		4,050	4,058
1.750% due 05/15/2023 (d)		5,300	4,914
2.125% due 08/31/2020 (d)		7,300	7,366
2.500% due 08/15/2023 (d)		91,000	90,126

Total U.S. Treasury Obligations (Cost $104,049)			106,464

MORTGAGE-BACKED SECURITIES 32.1%
Aggregator of Loans Backed by Assets PLC
2.767% due 12/16/2042	GBP	920	1,516
American Home Mortgage Assets Trust
0.469% due 08/25/2037 ^		$1,655	507
3.283% due 01/25/2036		3,472	2,372
American Home Mortgage Investment Trust
2.373% due 06/25/2045		1,051	1,023
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		8,203	6,126
Banc of America Funding Corp.
2.853% due 02/20/2036		2,958	2,336
6.000% due 09/25/2036		123	120
Banc of America Large Loan Trust
2.482% due 11/15/2015		14,865	14,895
Banc of America Mortgage Trust
2.867% due 04/25/2035		1,479	1,219
3.163% due 11/20/2046 ^		665	532
5.311% due 04/25/2035		124	120
Bancaja Fondo de Titulizacion de Activos
0.476% due 02/20/2036	EUR	2,424	2,972
BCAP LLC Trust
0.354% due 01/26/2037		$5,652	3,145
2.821% due 12/26/2037		582	590
Bear Stearns Adjustable Rate Mortgage Trust
2.693% due 10/25/2036		777	587
2.763% due 12/25/2046 ^		2,535	1,999
Bear Stearns Alt-A Trust
0.499% due 08/25/2036		18,762	12,166
0.679% due 01/25/2036 ^		3,947	2,339
2.540% due 08/25/2036 ^		4,761	1,962
5.204% due 09/25/2035		889	702
Bear Stearns Commercial Mortgage Securities Trust
5.898% due 06/11/2040		5,590	6,318

112	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Mortgage Funding Trust
0.409% due 09/25/2046 ^		$293	$173
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		9,633	7,467
Celtic Residential Irish Mortgage Securitisation PLC
0.457% due 04/10/2048	EUR	6,001	6,706
0.484% due 12/14/2048		2,302	2,592
Chase Mortgage Finance Trust
2.701% due 02/25/2037		$44	44
Citigroup Commercial Mortgage Trust
5.425% due 10/15/2049		3,056	3,373
Citigroup Mortgage Loan Trust, Inc.
2.570% due 03/25/2036		307	281
6.000% due 08/25/2037		4,712	3,599
Commercial Mortgage Pass-Through Certificates
2.080% due 12/10/2045 (a)		8,010	883
Countrywide Alternative Loan Trust
0.500% due 11/20/2035		1,141	909
0.579% due 06/25/2036 ^		53	33
0.879% due 05/25/2036		524	307
1.653% due 09/25/2035		109	94
2.373% due 03/25/2047 ^		352	276
5.071% due 02/25/2035 (a)		4,470	527
6.000% due 05/25/2036		148	114
Countrywide Home Loan Mortgage Pass-Through Trust
2.656% due 03/25/2037 ^		1,852	1,240
2.772% due 01/25/2036		296	235
5.164% due 09/25/2037 ^		994	857
5.500% due 01/25/2035		912	941
5.750% due 05/25/2037 ^		99	86
6.000% due 01/25/2038		1,105	980
6.250% due 09/25/2037 ^		349	319
Credit Suisse First Boston Mortgage Securities Corp.
0.402% due 02/15/2022		5,000	4,812
Credit Suisse Mortgage Capital Certificates
2.820% due 01/26/2047		10,565	6,711
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		100	58
First Horizon Alternative Mortgage Securities
2.052% due 07/25/2036		574	364
First Horizon Mortgage Pass-Through Trust
2.713% due 11/25/2035		131	122
Global Mortgage Securitization Ltd.
0.449% due 04/25/2032		6,112	5,826
GMAC Mortgage Corp. Loan Trust
3.481% due 05/25/2035		91	87
Great Hall Mortgages PLC
0.382% due 06/18/2039		3,010	2,727
GS Mortgage Securities Trust
4.085% due 03/06/2020		2,000	2,007
Harborview Mortgage Loan Trust
0.491% due 08/19/2045		156	134
Hercules Eclipse PLC
0.749% due 10/25/2018	GBP	1,227	1,845
Impac Secured Assets Trust
0.349% due 01/25/2037		$5,929	4,418
Indus Eclipse PLC
0.679% due 01/25/2020	GBP	450	680
IndyMac Mortgage Loan Trust
2.431% due 08/25/2035		$232	199
2.658% due 09/25/2036		10,456	7,618
2.843% due 09/25/2036		546	379
Jefferies Resecuritization Trust
2.538% due 02/26/2036		2,233	2,221
JPMorgan Alternative Loan Trust
0.339% due 09/25/2036		6,734	5,151
0.339% due 11/25/2036 ^		6,636	4,512

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 11/25/2036 ^		$7,585	$5,997
JPMorgan Mortgage Trust
2.737% due 07/25/2035		50	50
2.891% due 04/25/2035		285	279
JPMorgan Resecuritization Trust
2.681% due 03/21/2037		14	14
6.000% due 09/26/2036		12,359	7,097
LB Commercial Mortgage Trust
5.517% due 07/15/2044		50	56
LB-UBS Commercial Mortgage Trust
0.162% due 02/15/2040 (a)		166,985	2,682
Leek Finance Ltd.
0.778% due 09/21/2038	GBP	5,863	9,609
Lehman Mortgage Trust
0.499% due 08/25/2036 ^		$558	395
Lehman XS Trust
1.079% due 08/25/2047		1,118	749
Luminent Mortgage Trust
0.409% due 05/25/2037 ^		134	82
Mall Funding PLC
1.190% due 04/22/2017	GBP	1,058	1,680
Merrill Lynch Mortgage Investors Trust
2.111% due 07/25/2029		$51	51
2.591% due 12/25/2035		245	224
2.636% due 02/25/2036 ^		1,809	1,381
Morgan Stanley Bank of America Merrill Lynch Trust
1.656% due 12/15/2048 (a)		11,510	870
Morgan Stanley Capital Trust
5.319% due 12/15/2043		7,020	7,734
Morgan Stanley Mortgage Loan Trust
2.516% due 06/25/2037		900	515
5.500% due 10/25/2037		2,365	2,171
Morgan Stanley Re-REMIC Trust
3.250% due 11/26/2036		307	308
5.000% due 11/26/2036		600	612
Mortgage Equity Conversion Asset Trust
0.590% due 01/25/2042		20,051	15,953
0.600% due 02/25/2042		3,260	2,571
0.630% due 10/25/2041		1,914	1,523
0.640% due 05/25/2042		6,577	5,262
RBS Greenwich Capital Mortgage Loan Trust
4.840% due 04/15/2024		3,500	3,612
RBSSP Resecuritization Trust
9.115% due 06/26/2037		1,500	896
Residential Accredit Loans, Inc. Trust
0.379% due 10/25/2046		4,193	2,435
0.479% due 08/25/2035		543	424
0.529% due 08/25/2035 ^		3,698	2,674
0.579% due 10/25/2045		462	332
3.716% due 05/25/2035		212	143
6.000% due 10/25/2034		905	934
8.000% due 04/25/2036 ^		723	647
Residential Asset Securitization Trust
6.250% due 08/25/2036		1,716	1,549
Rural Hipotecario Fondo De Titulizacion Hipotec
0.467% due 02/13/2033	EUR	1,042	1,293
Sequoia Mortgage Trust
4.640% due 07/20/2037		$350	285
SOMF Ltd.
0.664% due 04/22/2017	GBP	212	336
Sovereign Commercial Mortgage Securities Trust
6.096% due 07/22/2030		$600	587
Structured Adjustable Rate Mortgage Loan Trust
2.520% due 08/25/2035		491	450
Structured Asset Mortgage Investments Trust
0.369% due 07/25/2046		4,193	2,422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thornburg Mortgage Securities Trust
1.079% due 03/25/2044		$147	$129
UBS-Barclays Commercial Mortgage Trust
0.263% due 08/10/2049 (a)		178,586	3,055
WaMu Commercial Mortgage Securities Trust
5.976% due 03/23/2045		1,155	1,196
6.300% due 03/23/2045		2,200	2,308
WaMu Mortgage Pass-Through Certificates
1.159% due 02/25/2046		800	736
2.298% due 07/25/2037		264	208
4.857% due 07/25/2037 ^		194	183
Washington Mutual MSC Mortgage Pass-Through Certificates
0.429% due 02/25/2036		709	495
0.853% due 01/25/2047		5,098	3,186
5.750% due 11/25/2035		3,083	2,486
Wells Fargo Mortgage-Backed Securities Trust
0.679% due 06/25/2037		311	253
2.610% due 02/25/2035		50	50
2.616% due 05/25/2036 ^		222	205
2.680% due 04/25/2036 ^		555	518
2.693% due 08/25/2033		59	60
6.000% due 09/25/2036		128	125
Windermere CMBS PLC
0.670% due 04/22/2018	EUR	7,818	9,925
0.768% due 04/24/2017	GBP	3,518	5,560

Total Mortgage-Backed Securities (Cost $253,873)			263,015

ASSET-BACKED SECURITIES 10.0%
ACE Securities Corp. Home Equity Loan Trust
0.859% due 09/25/2035		$6,800	4,783
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.969% due 10/25/2033		2,629	2,386
Avoca CLO PLC
0.541% due 01/16/2023	EUR	1,887	2,504
Bear Stearns Asset-Backed Securities Trust
0.379% due 12/25/2036		$9,497	8,602
CBRE Realty Finance CDO Ltd.
0.521% due 04/07/2052		2,297	2,170
Citigroup Mortgage Loan Trust, Inc.
0.589% due 10/25/2035		1,700	1,402
Countrywide Asset-Backed Certificates
0.319% due 07/25/2037		7,100	4,942
0.329% due 05/25/2037		1,406	1,164
0.339% due 10/25/2047		1,299	1,272
0.379% due 04/25/2036		932	814
0.419% due 04/25/2036		801	538
0.659% due 07/25/2035		5,000	4,846
0.659% due 01/25/2036		900	645
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		2,938	1,534
5.708% due 10/25/2036		1,100	925
First Franklin Mortgage Loan Trust
0.989% due 04/25/2035		4,881	4,431
GSAA Home Equity Trust
0.409% due 04/25/2047		758	437
0.479% due 05/25/2047		1,487	1,015
GSAMP Trust
0.299% due 12/25/2036		1,412	694
Harbourmaster CLO BV
0.564% due 10/25/2020	EUR	3,500	4,513
HSI Asset Securitization Corp. Trust
0.329% due 12/25/2036		$8,533	4,489
Lehman XS Trust
0.299% due 08/25/2036		1,018	675

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	113

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.349% due 01/25/2037		$835	$620
Marquette U.S./European CLO LLC
0.638% due 07/15/2020	EUR	3,000	3,843
MASTR Asset-Backed Securities Trust
0.339% due 10/25/2036		$574	291
0.419% due 10/25/2036		1,594	885
0.629% due 10/25/2035		1,000	930
Merrill Lynch Mortgage Investors Trust
0.289% due 03/25/2037		1,323	886
0.289% due 08/25/2037		969	510
0.899% due 06/25/2035		881	806
Morgan Stanley Mortgage Loan Trust
0.419% due 04/25/2037		3,038	1,441
Option One Mortgage Loan Trust Asset-Backed Certificates
0.369% due 01/25/2036		3,767	3,477
0.819% due 07/25/2033		1,188	1,086
Ownit Mortgage Loan Trust
1.109% due 03/25/2036		3,856	3,663
RAAC Series
0.349% due 11/25/2036		278	277
Residential Asset Mortgage Products Trust
0.359% due 08/25/2046		1,015	944

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.429% due 01/25/2036	$162	$161
Securitized Asset-Backed Receivables LLC Trust
1.154% due 03/25/2035	1,041	966
Specialty Underwriting & Residential Finance Trust
0.529% due 03/25/2037	912	466
Vanderbilt Mortgage Finance
7.120% due 04/07/2032	648	692
Wrightwood Capital Real Estate CDO Ltd.
0.583% due 11/21/2040	5,694	5,295

Total Asset-Backed Securities (Cost $80,904)		82,020

SHORT-TERM INSTRUMENTS 0.5%

U.S. TREASURY BILLS 0.5%
0.042% due 01/09/2014 - 05/29/2014 (c)(d)(h)	4,090	4,090

Total Short-Term Instruments (Cost $4,089)		4,090

Total Investments in Securities (Cost $1,037,698)		1,048,753

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.8%

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio	4,769,668	$47,730

Total Short-Term Instruments (Cost $47,723)		47,730

Total Investments in Affiliates (Cost $47,723)		47,730

Total Investments 133.6% (Cost $1,085,421)		$1,096,483

Financial Derivative Instruments (e)(g) (0.5%) (Cost or Premiums, net $(3,227))		(4,041)

Other Assets and Liabilities, net (33.1%)		(271,774)

Net Assets 100.0%		$820,668

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
GRE	0.050%	09/25/2013	10/02/2013	$(23,236)	$(23,236)
	0.120%	09/30/2013	10/01/2013	(1,760)	(1,759)
JPS	0.020%	09/25/2013	10/02/2013	(5,340)	(5,340)

Total Reverse Repurchase Agreements					$(30,335)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.060%	09/27/2013	10/08/2013	$(1,092)	$(1,093)
	0.090%	09/27/2013	10/04/2013	(58,336)	(58,348)
FOB	0.090%	10/01/2013	10/17/2013	(5,952)	(5,956)
GSC	0.000%	10/01/2013	10/17/2013	(8,445)	(8,454)
	0.020%	09/26/2013	10/09/2013	(5,447)	(5,450)
	0.060%	09/27/2013	10/04/2013	(5,353)	(5,354)
	0.090%	09/30/2013	10/01/2013	(8,439)	(8,439)
	0.120%	09/30/2013	10/01/2013	(4,951)	(4,951)
	0.150%	09/30/2013	10/01/2013	(2,259)	(2,259)
TDM	(0.020%)	09/17/2013	10/08/2013	(1,985)	(1,986)
	0.020%	09/23/2013	10/09/2013	(6,498)	(6,502)
	0.110%	09/16/2013	10/08/2013	(1,790)	(1,790)

Total Sale-Buyback Transactions					$(110,582)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $38,005 at a weighted average interest rate of 0.199%.
(2)	Payable for sale-buyback transactions includes $34 of deferred price drop on sale-buyback transactions.

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2028	$10,000	$(10,131)	$(10,354)
Fannie Mae	3.500%	10/01/2028	8,000	(8,376)	(8,444)
Fannie Mae	4.000%	10/01/2043	86,000	(88,546)	(90,206)
Fannie Mae	4.500%	10/01/2043	79,000	(79,525)	(80,133)
Fannie Mae	5.500%	10/01/2043	30,000	(32,531)	(32,700)
Fannie Mae	6.000%	10/01/2043	3,000	(3,283)	(3,283)
Ginnie Mae	3.000%	10/01/2043	3,000	(2,939)	(2,962)
Ginnie Mae	4.500%	10/01/2043	3,000	(3,217)	(3,224)

Total Short Sales				$(228,548)	$(231,306)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(d)	Securities with an aggregate market value of $141,265 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
GRE	$0	$(24,995)	$0	$0	$(24,995)	$25,030	$35
JPS	0	(5,340)	0	0	(5,340)	5,348	8

Master Securities Forward Transactions Agreement
BCY	0	0	(59,441)	0	(59,441)	59,423	(8)
BOA	0	0	0	0	0	(30)	(30)
DEU	0	0	0	(21,369)	(21,369)	0	(21,369)
FOB	0	0	(5,956)	(127,382)	(133,338)	4,366	(128,972)
GRE	0	0	0	0	0	390	390
GSC	0	0	(34,907)	(48,286)	(83,193)	34,800	(48,393)
MSC	0	0	0	(21,701)	(21,701)	(40)	(21,741)
SAL	0	0	0	(8,346)	(8,346)	(805)	(9,151)
TDM	0	0	(10,278)	0	(10,278)	10,358	80
WFS	0	0	0	(4,222)	(4,222)	0	(4,222)

Total Borrowings and Other Financing Transactions	$0	$(30,335)	$(110,582)	$(231,306)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	116	$(85)	$3	$0

Total Futures Contracts				$(85)	$3	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	06/19/2020	$7,000	$(242)	$(230)	$4	$0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	87,400	(1,114)	(2,576)	0	(55)

Total Swap Agreements					$(1,356)	$(2,806)	$4	$(55)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	115

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(f)	Securities with an aggregate market value of $322 and cash of $4,311 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3	$4	$7	$0	$0	$ (55)	$ (55)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BRC	10/2013		EUR	86	$		114	$0	$(3)
	12/2013		GBP	24			39	0	0

CBK	10/2013		EUR	19,998			26,668	0	(386)

FBF	10/2013			3,171			4,220	0	(70)

GLM	10/2013	$		35,644		EUR	26,340	0	(9)
	11/2013		EUR	26,340	$		35,647	9	0

JPM	10/2013			3,085			4,106	0	(68)

RYL	12/2013		GBP	13,256			20,705	0	(744)

Total Forward Foreign Currency Contracts								$9	$(1,280)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC Fannie Mae 4.000% due 11/01/2043	$	104.500	11/06/2013	$ 27,000	$(59)	$(209)

RYM	Put - OTC Fannie Mae 3.500% due 10/01/2043		98.000	10/03/2013	21,000	(112)	0
	Call - OTC Fannie Mae 3.500% due 10/01/2043		101.000	10/03/2013	7,000	(32)	(66)

Total Written Options						$(203)	$(275)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount	Premiums
Balance at 03/31/2013	$35,000	$(403)
Sales	82,000	(303)
Closing Buys	0	0
Expirations	(7,000)	14
Exercised	(55,000)	489

Balance at 09/30/2013	$55,000	$(203)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$	6,595	$(2,275)	$416	$0	$(1,859)

CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		1,972	(93)	32	0	(61)

FBF	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		14,385	(585)	108	0	(477)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		296	(14)	5	0	(9)

116	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
								Asset	Liability
GST	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	$	690	$(34)	$13	$0	$(21)

JPM	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		599	(23)	3	0	(20)

Total Swap Agreements						$(3,024)	$577	$0	$(2,447)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2013:

(h)	Securities with an aggregate market value of $3,700 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$0	$0	$0	$0	$0	$0	$(1,859)	$(1,859)	$(1,859)	$2,000	$141
BRC	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
CBK	0	0	0	0	(386)	0	(61)	(447)	(447)	480	33
FBF	0	0	0	0	(70)	0	(486)	(556)	(556)	630	74
GLM	9	0	0	9	(9)	0	0	(9)	0	0	0
GST	0	0	0	0	0	0	(21)	(21)	(21)	0	(21)
JPM	0	0	0	0	(68)	(209)	(20)	(297)	(297)	0	(297)
RYL	0	0	0	0	(744)	0	0	(744)	(744)	590	(154)
RYM	0	0	0	0	0	(66)	0	(66)	(66)	0	(66)

Total Over the Counter	$9	$0	$0	$9	$(1,280)	$(275)	$(2,447)	$(4,002)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	4	4

	$0	$0	$0	$0	$7	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9	$0	$9

	$0	$0	$0	$9	$7	$16

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	117

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$55	$55

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,280	$0	$1,280
Written Options	0	0	0	0	275	275
Swap Agreements	0	2,447	0	0	0	2,447

	$0	$2,447	$0	$1,280	$275	$4,002

	$0	$2,447	$0	$1,280	$330	$4,057

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	(1,193)	(1,193)

	$0	$0	$0	$0	$(1,190)	$(1,190)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,286)	$0	$(1,286)
Purchased Options	0	0	0	0	(41)	(41)
Written Options	0	0	0	0	14	14
Swap Agreements	0	15	0	0	0	15

	$0	$15	$0	$(1,286)	$(27)	$(1,298)

	$0	$15	$0	$(1,286)	$(1,217)	$(2,488)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(83)	$(83)
Swap Agreements	0	0	0	0	(2,818)	(2,818)

	$0	$0	$0	$0	$(2,901)	$(2,901)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,429)	$0	$(1,429)
Purchased Options	0	0	0	0	265	265
Written Options	0	0	0	0	(303)	(303)
Swap Agreements	0	130	0	0	0	130

	$0	$130	$0	$(1,429)	$(38)	$(1,337)

	$0	$130	$0	$(1,429)	$(2,939)	$(4,238)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,089	$0	$1,089
U.S. Government Agencies	16,553	563,336	12,186	592,075
U.S. Treasury Obligations	0	106,464	0	106,464
Mortgage-Backed Securities	0	237,706	25,309	263,015
Asset-Backed Securities	0	82,020	0	82,020
Short-Term Instruments
U.S. Treasury Bills	0	4,090	0	4,090
	$16,553	$994,705	$37,495	$1,048,753

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,730	$0	$0	$47,730

Total Investments	$64,283	$994,705	$37,495	$1,096,483

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short Sales, at Value
U.S. Government Agencies	$0	$(231,306)	$0	$(231,306)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	4	0	7
Over the counter	0	9	0	9
	$3	$13	$0	$16

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(55)	0	(55)
Over the counter	0	(4,002)	0	(4,002)
	$0	$(4,057)	$0	$(4,057)

Totals	$64,286	$759,355	$37,495	$861,136

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$12,807	$(819)	$0	$0	$198	$0	$0	$12,186	$198
Mortgage-Backed Securities	0	25,488	(571)	42	119	231	0	0	25,309	231
Asset-Backed Securities	5,567	0	(363)	9	35	47	0	(5,295)	0	0

Totals	$5,567	$38,295	$(1,753)	$51	$154	$476	$0	$(5,295)	$37,495	$429

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$11,434	Interest Only Weighted Average Life	Base Price	13.72
	752	Other Valuation Techniques(2)	—	—
Mortgage-Backed Securities	25,309	Third Party Vendor	Broker Quote	78.88-80.00

Total	$37,495

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	119

Schedule of Investments PIMCO Total Return Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.5%

CORPORATE BONDS & NOTES 9.9%

BANKING & FINANCE 8.1%
American International Group, Inc.
4.250% due 09/15/2014	$265	$274
5.050% due 10/01/2015	10,300	11,096
5.450% due 05/18/2017	14,500	16,238
8.250% due 08/15/2018	6,800	8,498
Bank of America Corp.
5.750% due 08/15/2016	375	414
Citigroup, Inc.
4.750% due 05/19/2015	119	126
5.000% due 09/15/2014	6,090	6,321
5.500% due 10/15/2014	6,966	7,302
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	7,200	7,368
Goldman Sachs Group, Inc.
1.265% due 02/07/2014	7,600	7,622
HCP, Inc.
5.650% due 12/15/2013	2,300	2,323
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,541
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,209
6.750% due 09/01/2016	2,000	2,205
JPMorgan Chase & Co.
4.650% due 06/01/2014	28,100	28,875
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	4,400	5,065
6.875% due 04/25/2018	23,900	28,200
Morgan Stanley
0.748% due 10/15/2015	3,700	3,674
4.100% due 01/26/2015	30,000	31,092
4.750% due 04/01/2014	250	254
5.375% due 10/15/2015	300	323
6.000% due 04/28/2015	10,400	11,163
NYSE Euronext
2.000% due 10/05/2017	50	50
Principal Life Income Funding Trusts
5.550% due 04/27/2015	4,000	4,303
Prudential Financial, Inc.
4.750% due 09/17/2015	185	198
SLM Corp.
4.000% due 07/25/2014	2,000	2,020
5.000% due 04/15/2015	12,500	13,031
6.250% due 01/25/2016	9,700	10,367
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	7,800	8,336

		226,488

INDUSTRIALS 0.9%
CRH America, Inc.
5.300% due 10/15/2013	170	170
Mondelez International, Inc.
5.250% due 10/01/2013	20,000	20,000
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	2,412
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	128
UAL Pass-Through Trust
9.190% due 12/24/2013 ^	3,170	1,587

		24,297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.9%
Entergy Corp.
3.625% due 09/15/2015	$5,400	$5,599
Verizon Communications, Inc.
2.002% due 09/14/2018	1,200	1,263
2.500% due 09/15/2016	1,400	1,444
3.650% due 09/14/2018	5,600	5,909
5.150% due 09/15/2023	1,200	1,289
6.400% due 09/15/2033	8,800	9,800

		25,304

Total Corporate Bonds & Notes (Cost $262,083)		276,089

MUNICIPAL BONDS & NOTES 8.1%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,463

CALIFORNIA 4.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,135
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,200	1,472
7.043% due 04/01/2050	3,900	4,779
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,935
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,185
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	365	460
7.500% due 04/01/2034	4,300	5,461
7.550% due 04/01/2039	6,200	8,076
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,295
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,099
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	119
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2026	1,000	1,089
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,633
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,493
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	6,856
5.000% due 07/01/2028	5,345	5,670
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,108
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,087

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 06/01/2034	$38,000	$40,575
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,113
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	218
7.021% due 08/01/2040	300	330
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	1,000	1,084
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,306
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	7,380
6.583% due 05/15/2049	3,800	4,465
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	600	704

		115,127

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	95	115

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	663
6.899% due 12/01/2040	7,100	7,988
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	2,000	2,063

		10,714

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	615	588

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	108

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,143

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	2,860
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,850

		5,710

120	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$3,180	$4,022

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,577
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	14,622
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2026	5,565	6,200
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	109
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,200	1,231
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,437
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	10,000	11,554
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,192

		46,922

OHIO 0.2%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,542
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,221

		5,763

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,134

TEXAS 0.3%
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Bonds, Series 2012
5.000% due 03/01/2026	1,000	1,124
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	7,184
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,218

		9,526

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	9,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	$5,000	$5,801

		15,537

Total Municipal Bonds & Notes (Cost $208,764)		223,872

U.S. GOVERNMENT AGENCIES 49.5%
Fannie Mae
0.239% due 12/25/2036	477	467
0.489% due 04/25/2037	1,276	1,276
0.604% due 10/25/2022	29	29
0.629% due 05/25/2023 - 12/25/2041	3,044	3,049
0.679% due 02/25/2022	10	10
0.729% due 01/25/2022	23	24
0.779% due 08/25/2022	24	24
0.809% due 05/25/2040	5,141	5,183
0.875% due 08/28/2017 - 05/21/2018	52,400	51,645
0.879% due 04/25/2022 - 09/25/2022	26	26
0.929% due 11/25/2039 - 01/25/2040	940	950
1.250% due 01/30/2017	3,000	3,036
1.359% due 07/01/2044	250	254
1.875% due 09/18/2018	300	304
2.310% due 08/01/2022	500	475
2.324% due 01/01/2035	514	544
2.442% due 05/25/2035	274	286
2.630% due 10/10/2024	165	150
3.000% due 11/01/2028	7,000	7,229
3.322% due 04/01/2041	152	159
3.330% due 11/01/2021	291	310
3.500% due 01/01/2026 - 11/01/2028	4,443	4,679
3.980% due 07/01/2021	118,300	124,270
4.000% due 08/01/2025 - 11/01/2043	275,635	288,937
4.500% due 09/01/2018 - 11/01/2043	288,167	307,948
4.835% due 09/01/2035	119	128
5.000% due 02/13/2017 - 10/01/2043	18,123	19,732
5.375% due 06/12/2017	2,800	3,234
5.500% due 03/01/2022 - 11/01/2043	72,467	78,977
6.000% due 05/01/2017 - 02/01/2040	27,148	29,738
6.001% due 12/25/2042	536	620
6.500% due 04/01/2014 - 06/25/2044	384	441
7.000% due 05/01/2014 - 09/25/2020	2	3
8.000% due 04/01/2015 - 10/01/2030	2	2
9.000% due 12/01/2017 - 06/25/2018	2	2
9.250% due 07/25/2019	39	44
10.000% due 11/01/2021	1	1
Freddie Mac
0.332% due 07/15/2019 - 08/15/2019	2,923	2,918
0.750% due 01/12/2018	68,000	66,359
0.792% due 07/15/2037	11,054	11,118
0.875% due 03/07/2018	900	880
0.932% due 08/15/2036	4,295	4,323

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 03/08/2017 - 09/29/2017	$63,700	$63,687
1.250% due 05/12/2017 - 10/02/2019	9,800	9,506
1.359% due 02/25/2045	266	275
2.219% due 02/01/2023	25	25
2.384% due 12/01/2022	146	156
2.533% due 07/01/2030	37	38
3.750% due 03/27/2019	2,000	2,205
4.000% due 04/01/2024 - 11/01/2043	198,070	206,855
4.500% due 02/01/2029 - 11/01/2041	23,459	25,073
5.000% due 02/15/2032 - 07/01/2040	287	308
5.500% due 03/15/2014 - 07/01/2039	4,885	5,319
6.000% due 02/01/2016 - 06/01/2039	12,764	13,948
7.000% due 07/15/2022	390	443
7.500% due 01/15/2023	1,040	1,194
8.000% due 11/01/2025 - 06/15/2030	581	690
9.000% due 12/15/2020	29	32
9.250% due 11/15/2019	0	1
9.500% due 02/01/2018	4	4
10.000% due 03/01/2021	2	3
Ginnie Mae
0.582% due 04/16/2029 - 06/16/2031	32	33
0.782% due 02/16/2030	46	47
1.625% due 06/20/2023 - 12/20/2029	1,246	1,297
1.750% due 09/20/2025 - 07/20/2030	428	445
2.000% due 09/20/2024 - 07/20/2027	397	413
3.000% due 05/15/2043 - 08/15/2043	9,000	8,901
5.000% due 07/15/2034 - 06/15/2041	13,344	14,547
6.000% due 01/15/2024	3	3
7.500% due 09/15/2014 - 09/15/2025	8	8
8.000% due 01/15/2022 - 08/15/2024	18	20
9.000% due 11/15/2017	6	6
9.500% due 01/20/2019 - 12/15/2021	4	5
Small Business Administration
7.970% due 01/25/2025	91	95

Total U.S. Government Agencies (Cost $1,356,422)		1,375,366

U.S. TREASURY OBLIGATIONS 22.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	2,160	2,229
0.125% due 01/15/2022	413	408
0.125% due 07/15/2022	8,533	8,413
0.625% due 07/15/2021	482	502
0.625% due 02/15/2043	1,118	918
0.750% due 02/15/2042	16,954	14,539
1.125% due 01/15/2021	534	575
1.250% due 07/15/2020	750	821
1.375% due 07/15/2018	422	464
1.375% due 01/15/2020	113	125
1.750% due 01/15/2028	34,499	38,693

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	121

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2026	$4,119	$4,759
2.125% due 02/15/2040	18,589	22,021
2.375% due 01/15/2017	290	321
2.375% due 01/15/2025	11,153	13,329
2.375% due 01/15/2027	319	384
2.500% due 01/15/2029 (f)	42,106	51,831
3.625% due 04/15/2028	8,521	11,798
3.875% due 04/15/2029	10,799	15,507
U.S. Treasury Notes
0.625% due 04/30/2018	65,900	64,075
0.750% due 12/31/2017 (h)	3,300	3,245
0.750% due 02/28/2018	180,800	177,332
0.750% due 03/31/2018	43,300	42,393
0.875% due 07/31/2019 (f)	11,600	11,079
1.000% due 06/30/2019 (f)(h)	6,045	5,829
1.000% due 08/31/2019	2,400	2,304
1.125% due 04/30/2020	1,700	1,617
1.250% due 04/30/2019	265	260
1.250% due 10/31/2019	19,205	18,656
1.250% due 02/29/2020	9,700	9,339
1.375% due 07/31/2018	5,500	5,512
1.375% due 02/28/2019	525	521
1.500% due 08/31/2018 (f)	102,300	103,015
2.250% due 07/31/2018	370	386

Total U.S. Treasury Obligations (Cost $637,199)		633,200

MORTGAGE-BACKED SECURITIES 11.4%
American Home Mortgage Investment Trust
2.393% due 02/25/2045	1,061	1,065
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	9,444	10,465
Banc of America Funding Corp.
2.666% due 05/25/2035	1,436	1,459
Banc of America Large Loan Trust
2.482% due 11/15/2015	6,715	6,728
BCRR Trust
5.858% due 07/17/2040	1,400	1,574
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	415	425
2.925% due 01/25/2035	3,294	3,135
5.380% due 02/25/2036	1,643	1,526
Bear Stearns Alt-A Trust
2.667% due 05/25/2035	3,354	3,110
2.735% due 09/25/2035	481	399
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	500	549
5.405% due 12/11/2040	9,900	10,585
5.700% due 06/11/2050	4,000	4,522
5.898% due 06/11/2040	13,260	14,987
Bear Stearns Mortgage Funding Trust
0.369% due 01/25/2037	9,054	6,413
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	1,584	1,558
2.510% due 10/25/2035	500	486
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044	9,900	10,563
5.485% due 01/15/2046	13,234	14,288
Countrywide Alternative Loan Trust
0.359% due 05/25/2047	2,132	1,637
Countrywide Home Loan Mortgage Pass-Through Trust
2.722% due 02/20/2035	41	39
2.783% due 02/20/2036	686	600
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	25,993	27,692
5.383% due 02/15/2040	1,169	1,261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
4.823% due 06/25/2032	$58	$57
4.971% due 09/25/2033	7,183	7,275
Credit Suisse Mortgage Capital Certificates
0.352% due 10/15/2021	2,969	2,957
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	17,722
DLJ Acceptance Trust
11.000% due 08/01/2019	4	5
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	207
5.444% due 03/10/2039	2,200	2,438
GS Mortgage Securities Trust
1.731% due 03/06/2020	18,200	18,232
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^	0	1
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	12	13
HomeBanc Mortgage Trust
0.429% due 03/25/2035	8,127	6,695
0.449% due 10/25/2035	6,130	5,223
IndyMac Adjustable Rate Mortgage Trust
1.755% due 01/25/2032	20	19
IndyMac Mortgage Loan Trust
4.706% due 11/25/2035 ^	2,669	2,212
JPMorgan Chase Commercial Mortgage Securities Corp.
5.715% due 03/18/2051	1,700	1,843
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	2,100	2,211
4.158% due 01/12/2039	1,289	1,300
5.336% due 05/15/2047	3,700	4,075
5.420% due 01/15/2049	500	554
5.440% due 06/12/2047	1,300	1,439
JPMorgan Mortgage Trust
4.058% due 02/25/2035	17	17
5.254% due 07/25/2035	2,551	2,636
Merrill Lynch Floating Trust
0.720% due 07/09/2021	20,026	19,993
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	769
5.485% due 03/12/2051	2,900	3,210
Morgan Stanley Capital Trust
5.319% due 12/15/2043	13,170	14,509
5.378% due 11/14/2042	9,600	10,214
5.610% due 04/15/2049	1,442	1,453
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	8,841	8,107
5.500% due 08/25/2035	1,338	1,357
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045	1,700	1,894
Prime Mortgage Trust
0.579% due 02/25/2019	7	7
0.579% due 02/25/2034	290	274
RBSSP Resecuritization Trust
0.429% due 02/26/2037	3,441	3,135
Residential Funding Mortgage Securities, Inc. Trust
3.964% due 02/25/2036 ^	374	317
Sequoia Mortgage Trust
0.821% due 04/19/2027	2,116	1,975
Structured Asset Mortgage Investments Trust
0.841% due 09/19/2032	293	285
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.340% due 01/25/2032	46	41
2.584% due 02/25/2032	36	36
5.546% due 07/25/2034	14,650	14,692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	$350	$365
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020	1,702	1,680
5.342% due 12/15/2043	3,800	4,211
5.557% due 03/15/2045	18,082	19,598
WaMu Mortgage Pass-Through Certificates
0.469% due 10/25/2045	596	549
1.353% due 11/25/2042	229	208
2.411% due 05/25/2035	176	176
Wells Fargo Mortgage-Backed Securities Trust
0.679% due 07/25/2037	503	424
2.618% due 01/25/2035	34	34
2.623% due 12/25/2034	2,608	2,635
2.642% due 03/25/2036	2,552	2,553
WFRBS Commercial Mortgage Trust
2.684% due 11/15/2044	150	155

Total Mortgage-Backed Securities (Cost $310,245)		317,053

ASSET-BACKED SECURITIES 2.9%
Ally Auto Receivables Trust
1.550% due 08/17/2015	44	44
AmeriCredit Automobile Receivables Trust
1.170% due 01/08/2016	90	90
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.629% due 01/25/2036	4,000	3,315
Amortizing Residential Collateral Trust
0.719% due 06/25/2032	442	415
Asset-Backed Securities Corp. Home Equity Loan Trust
1.427% due 08/15/2033	3,851	3,584
Bear Stearns Asset-Backed Securities Trust
0.239% due 01/25/2037	318	315
0.269% due 06/25/2047	91	90
Carrington Mortgage Loan Trust
0.639% due 06/25/2035	6,619	5,781
Citibank Omni Master Trust
2.932% due 08/15/2018	28,800	29,409
Countrywide Asset-Backed Certificates
0.589% due 05/25/2036	2,242	2,231
EMC Mortgage Loan Trust
0.919% due 05/25/2040	900	851
First Franklin Mortgage Loan Trust
0.439% due 11/25/2036	10,478	10,155
0.689% due 09/25/2035	2,942	2,891
Fremont Home Loan Trust
0.239% due 01/25/2037	71	34
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034	107	101
Morgan Stanley IXIS Real Estate Capital Trust
0.229% due 11/25/2036	20	9
Nissan Auto Receivables Owner Trust
1.310% due 09/15/2016	65	65
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.679% due 07/25/2035	7,000	6,555
Quest Trust
0.299% due 08/25/2036	863	842
Securitized Asset-Backed Receivables LLC Trust
0.239% due 12/25/2036 ^	820	267
SLM Student Loan Trust
2.350% due 04/15/2039	881	883
2.832% due 12/16/2019	1,000	1,019
SMS Student Loan Trust
0.454% due 10/28/2028	2,889	2,877

122	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.464% due 04/28/2029	$2,094	$2,086
Structured Asset Investment Loan Trust
1.079% due 09/25/2034	3,500	3,291
1.304% due 07/25/2033	4,240	3,743
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033	121	114
World Omni Auto Receivables Trust
1.110% due 05/15/2015	21	21

Total Asset-Backed Securities (Cost $80,769)		81,078

	SHARES
PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.6%
DG Funding Trust
2.534% due 10/30/2013 (c)	1,568	11,099
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	4,000	4,809

		15,908

	SHARES	MARKET VALUE (000S)
UTILITIES 0.1%
Qwest Corp.
7.375% due 06/01/2051	128,400	$3,215

Total Preferred Securities (Cost $23,920)		19,123

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.2%

COMMERCIAL PAPER 1.0%
Hewlett-Packard Co.
0.950% due 10/30/2013	$27,800	27,779

REPURCHASE AGREEMENTS (d) 0.2%
		5,097

U.S. TREASURY BILLS 0.0%
0.010% due 10/03/2013 - 01/02/2014 (a)(h)	1,150	1,150

Total Short-Term Instruments (Cost $34,026)		34,026

Total Investments in Securities (Cost $2,913,427)		2,959,807

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 16.8%

SHORT-TERM INSTRUMENTS 16.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short-Term Floating NAV Portfolio	985	$10
PIMCO Short-Term Floating NAV Portfolio III	46,868,705	468,499

Total Short-Term Instruments (Cost $468,410)		468,509

Total Investments in Affiliates (Cost $468,410)		468,509

Total Investments 123.3% (Cost $3,381,837)		$3,428,316

Financial Derivative Instruments (e)(g) 0.0%
(Cost or Premiums, net $(3,826))		(502)

Other Assets and Liabilities, net (23.3%)		(646,401)

Net Assets 100.0%		$2,781,413

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$5,097	Fannie Mae 2.200% due 10/17/2022	$(5,201)	$5,097	$5,097

Total Repurchase Agreements						$(5,201)	$5,097	$5,097

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $94,958, at a weighted average interest rate of (0.148%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	10/01/2043	$12,000	$(13,112)	$(13,127)
Ginnie Mae	3.000%	10/01/2043	9,000	(8,653)	(8,871)

Total Short Sales				$(21,765)	$(21,998)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	123

Schedule of Investments PIMCO Total Return Fund II (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$5,097	$0	$0	$0	$5,097	$(5,201)	$(104)

Master Securities Forward Transactions Agreement
BCY	0	0	0	0	0	(570)	(570)
BOA	0	0	0	0	0	(360)	(360)
DEU	0	0	0	0	0	(930)	(930)
FOB	0	0	0	(18,055)	(18,055)	(1,630)	(19,685)
GRE	0	0	0	0	0	(3,040)	(3,040)
GSC	0	0	0	0	0	(3,800)	(3,800)
JPS	0	0	0	(986)	(986)	0	(986)
MSC	0	0	0	0	0	(509)	(509)
SAL	0	0	0	(2,957)	(2,957)	(1,124)	(4,081)

Total Borrowings and Other Financing Transactions	$5,097	$0	$0	$(21,998)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,191	$(616)	$61	$0
90-Day Eurodollar December Futures	Long	12/2016	35	49	1	0
90-Day Eurodollar June Futures	Long	06/2015	1,654	559	103	0
90-Day Eurodollar June Futures	Long	06/2016	5	7	0	0
90-Day Eurodollar June Futures	Long	06/2017	35	48	0	0
90-Day Eurodollar March Futures	Long	03/2016	226	(226)	11	0
90-Day Eurodollar March Futures	Long	03/2017	70	99	1	0
90-Day Eurodollar September Futures	Long	09/2014	536	107	7	(3)
90-Day Eurodollar September Futures	Long	09/2015	2,459	(1,200)	152	0
90-Day Eurodollar September Futures	Long	09/2016	230	322	3	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	1,381	2,740	97	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	1,131	2,191	53	0

Total Futures Contracts				$4,080	$489	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$44,400	$409	$(15)	$5	$(16)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

124	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$35,600	$(396)	$(354)	$11	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	364,100	2,111	(77)	83	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	42,100	275	205	5	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	238,600	40,257	25,915	38	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	61,100	2,328	(1,237)	7	0

					$44,575	$24,452	$144	$0

Total Swap Agreements					$44,984	$24,437	$149	$(16)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(f)	Securities with an aggregate market value of $8,504 and cash of $19,089 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$489	$149	$638	$0		$(3)		$(16)	$ (19)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	21,500	$(93)	$(10)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		27,500	(85)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		59,900	(165)	(405)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		104,600	(175)	(260)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		104,600	(691)	(593)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		34,400	(305)	(167)

RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		4,600	(28)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		4,600	(37)	(22)

								$(1,579)	$(1,492)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	10,200	$(8)	$(7)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		10,200	(24)	(9)

BPS	Call - OTC CDX.IG-20 5-Year Index	Buy	0.600%	12/18/2013		7,900	(4)	(2)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		7,900	(9)	(11)

BRC	Call - OTC CDX.IG-20 5-Year Index	Buy	0.600%	12/18/2013		6,600	(3)	(2)
	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013		2,800	(2)	(2)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		9,400	(13)	(14)

DUB	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013		2,800	(2)	(2)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		2,800	(5)	(4)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		3,600	(7)	(2)

							$(77)	$(55)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	125

Schedule of Investments PIMCO Total Return Fund II (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(9)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(20)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(8)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(3)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(9)

						$(378)	$(49)

Total Written Options						$(2,034)	$(1,596)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount	Premiums
Balance at 03/31/2013	0	$604,600	$(2,889)
Sales	476	1,016,600	(3,509)
Closing Buys	0	(220,500)	651
Expirations	(238)	(592,200)	2,364
Exercised	(238)	(343,000)	1,349

Balance at 09/30/2013	0	$465,500	$(2,034)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	General Electric Capital Corp.	1.000%	03/20/2016	0.463%	$	4,600	$(55)	$118	$63	$0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.450%		15,000	(258)	343	85	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.414%		6,100	(178)	260	82	0

CBK	MetLife, Inc.	1.000%	12/20/2015	0.400%		3,800	(138)	190	52	0

DUB	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		1,000	12	0	12	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		15,000	(985)	1,177	192	0

GST	MetLife, Inc.	1.000%	09/20/2015	0.368%		1,000	(64)	77	13	0

							$(1,666)	$2,165	$499	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$	2,900	$(126)	$2	$0	$(124)

GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017		1,833	0	31	31	0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017		3,954	0	69	69	0

						$(126)	$102	$100	$(124)

Total Swap Agreements						$(1,792)	$2,267	$599	$(124)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

126	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(h)	Securities with an aggregate market value of $1,659 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$0	$0	$230	$230	$0	$(16)	$(124)	$(140)	$90	$0	$90
BPS	0	0	0	0	0	(13)	0	(13)	(13)	0	(13)
BRC	0	0	0	0	0	(18)	0	(18)	(18)	0	(18)
CBK	0	0	52	52	0	(37)	0	(37)	15	0	15
DUB	0	0	204	204	0	(28)	0	(28)	176	0	176
GLM	0	0	0	0	0	(1,271)	0	(1,271)	(1,271)	1,095	(176)
GST	0	0	44	44	0	0	0	0	44	(260)	(216)
JPM	0	0	69	69	0	0	0	0	69	0	69
MYC	0	0	0	0	0	(169)	0	(169)	(169)	73	(96)
RYL	0	0	0	0	0	(44)	0	(44)	(44)	295	251

Total Over the Counter	$0	$0	$599	$599	$0	$(1,596)	$(124)	$(1,720)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$489	$489
Swap Agreements	0	5	0	0	144	149

	$0	$5	$0	$0	$633	$638

Over the counter
Swap Agreements	$0	$599	$0	$0	$0	$599

	$0	$604	$0	$0	$633	$1,237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	16	0	0	0	16

	$0	$16	$0	$0	$3	$19

Over the counter
Written Options	$0	$55	$0	$0	$1,541	$1,596
Swap Agreements	0	124	0	0	0	124

	$0	$179	$0	$0	$1,541	$1,720

	$0	$195	$0	$0	$1,544	$1,739

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	127

Schedule of Investments PIMCO Total Return Fund II (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$70	$70
Futures	0	0	0	0	(3,894)	(3,894)
Swap Agreements	0	(29)	0	0	(6,744)	(6,773)

	$0	$(29)	$0	$0	$(10,568)	$(10,597)

Over the counter
Written Options	$0	$13	$0	$0	$2,419	$2,432
Swap Agreements	0	2,322	0	0	1,103	3,425

	$0	$2,335	$0	$0	$3,522	$5,857

	$0	$2,306	$0	$0	$(7,046)	$(4,740)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,661	$3,661
Swap Agreements	0	5	0	0	24,519	24,524

	$0	$5	$0	$0	$28,180	$28,185

Over the counter
Written Options	$0	$22	$0	$0	$(1,978)	$(1,956)
Swap Agreements	0	(2,378)	0	0	0	(2,378)

	$0	$(2,356)	$0	$0	$(1,978)	$(4,334)

	$0	$(2,351)	$0	$0	$26,202	$23,851

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$226,488	$0	$226,488
Industrials	0	24,297	0	24,297
Utilities	0	25,304	0	25,304
Municipal Bonds & Notes
Arizona	0	1,463	0	1,463
California	0	115,127	0	115,127
Florida	0	115	0	115
Illinois	0	10,714	0	10,714
Iowa	0	588	0	588
Massachusetts	0	108	0	108
Michigan	0	5,143	0	5,143
Nevada	0	5,710	0	5,710
New Jersey	0	4,022	0	4,022
New York	0	46,922	0	46,922
Ohio	0	5,763	0	5,763
Tennessee	0	3,134	0	3,134
Texas	0	9,526	0	9,526
Washington	0	15,537	0	15,537
U.S. Government Agencies	0	1,375,366	0	1,375,366
U.S. Treasury Obligations	0	633,200	0	633,200
Mortgage-Backed Securities	0	317,053	0	317,053
Asset-Backed Securities	0	81,078	0	81,078
Preferred Securities
Banking & Finance	0	4,809	11,099	15,908
Utilities	3,215	0	0	3,215
Short-Term Instruments
Commercial Paper	0	27,779	0	27,779
Repurchase Agreements	0	5,097	0	5,097
U.S. Treasury Bills	0	1,150	0	1,150
	$3,215	$2,945,493	$11,099	$2,959,807

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$468,509	$0	$0	$468,509

Total Investments	$471,724	$2,945,493	$11,099	$3,428,316

Short Sales, at Value
U.S. Government Agencies	$0	$(21,998)	$0	$(21,998)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	489	149	0	638
Over the counter	0	599	0	599
	$489	$748	$0	$1,237

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(16)	0	(19)
Over the counter	0	(1,671)	(49)	(1,720)
	$(3)	$(1,687)	$(49)	$(1,739)

Totals	$472,210	$2,922,556	$11,050	$3,405,816

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

128	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,885	$0	$(9,306)	$(2)	$(212)	$(365)	$0	$0	$0	$2
Mortgage-Backed Securities	13,830	0	(11,797)	1	26	(217)	0	(1,843)	0	0
Preferred Securities
Banking & Finance	11,392	0	0	0	0	(293)	0	0	11,099	(294)

	$35,107	$0	$(21,103)	$(1)	$(186)	$(875)	$0	$(1,843)	$11,099	$(292)

Financial Derivative Instruments - Liabilities
Over the counter	$(71)	$0	$0	$0	$0	$22	$0	$0	$(49)	$23

Totals	$35,036	$0	$(21,103)	$(1)	$(186)	$(853)	$0	$(1,843)	$11,050	$(269)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Preferred Securities
Banking & Finance	$11,099	Benchmark Pricing	Base Price	$7,066.86

Financial Derivative Instruments - Liabilities
Over the counter	(49)	Indicative Market Quotation	Broker Quote	0.11-0.13

Total	$11,050

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	129

Schedule of Investments PIMCO Total Return Fund III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8%

BANK LOAN OBLIGATIONS 0.3%
Dell, Inc.
3.750% due 09/24/2018	$1,500	$1,493
4.500% due 03/24/2020	3,000	2,955
5.000% due 11/06/2013	2,900	2,898
Springleaf Financial Funding Co.
5.500% due 05/10/2017	4,092	4,103

Total Bank Loan Obligations (Cost $11,461)		11,449

CORPORATE BONDS & NOTES 13.5%

BANKING & FINANCE 10.8%
AIG Life Holdings, Inc.
7.570% due 12/01/2045	5,400	6,048
Ally Financial, Inc.
3.652% due 06/20/2014	800	812
4.500% due 02/11/2014	11,900	12,038
4.625% due 06/26/2015	1,700	1,760
5.500% due 02/15/2017	2,000	2,107
6.750% due 12/01/2014	1,900	1,997
7.500% due 12/31/2013	3,200	3,252
8.300% due 02/12/2015	36,999	39,959
American Express Bank FSB
6.000% due 09/13/2017	3,700	4,295
American International Group, Inc.
4.875% due 09/15/2016	140	153
5.050% due 10/01/2015	400	431
8.250% due 08/15/2018	6,600	8,248
Banco de Credito e Inversiones
3.000% due 09/13/2017	2,000	1,991
Banco do Brasil S.A.
2.963% due 07/02/2014	3,100	3,127
3.875% due 10/10/2022	7,000	6,072
Banco Santander Brasil S.A.
4.250% due 01/14/2016	600	616
4.500% due 04/06/2015	500	514
4.625% due 02/13/2017	2,200	2,277
Bank of America Corp.
0.594% due 08/15/2016	1,400	1,357
4.500% due 04/01/2015	2,400	2,522
6.500% due 08/01/2016	17,500	19,850
Bank of America N.A.
0.534% due 06/15/2016	2,400	2,349
Bank of Montreal
2.850% due 06/09/2015	2,000	2,080
Bank of Nova Scotia
1.650% due 10/29/2015	1,700	1,737
1.950% due 01/30/2017	2,000	2,055
BBVA Bancomer S.A.
4.500% due 03/10/2016	1,300	1,365
6.500% due 03/10/2021	2,600	2,717
7.250% due 04/22/2020	3,300	3,526
Bear Stearns Cos. LLC
6.400% due 10/02/2017	8,000	9,343
BPCE S.A.
2.375% due 10/04/2013	900	900
Caixa Economica Federal
2.375% due 11/06/2017	2,000	1,875
CIT Group, Inc.
4.250% due 08/15/2017	145	148
5.250% due 04/01/2014	9,000	9,169
Citigroup, Inc.
0.528% due 06/09/2016	5,500	5,372
1.718% due 01/13/2014	3,600	3,613
4.587% due 12/15/2015	14,000	14,983

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 05/07/2015		$3,200	$3,362
5.000% due 09/15/2014		335	348
5.500% due 10/15/2014		2,666	2,795
Commonwealth Bank of Australia
1.052% due 09/18/2015		400	405
Countrywide Financial Corp.
6.250% due 05/15/2016		445	492
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		2,600	2,857
Credit Suisse
2.200% due 01/14/2014		1,900	1,910
Dexia Credit Local S.A.
0.744% due 04/29/2014		9,800	9,810
Export-Import Bank of Korea
4.000% due 01/29/2021		9,500	9,776
5.875% due 01/14/2015		14,500	15,380
Fifth Third Bancorp
0.672% due 12/20/2016		1,200	1,180
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	544
8.000% due 12/15/2016		3,500	4,147
8.700% due 10/01/2014		2,500	2,690
12.000% due 05/15/2015		7,600	8,936
General Electric Capital Corp.
3.800% due 06/18/2019		2,400	2,514
HSBC Bank PLC
2.000% due 01/19/2014		2,000	2,011
ING Bank NV
2.000% due 10/18/2013		1,200	1,201
International Lease Finance Corp.
5.750% due 05/15/2016		140	149
6.750% due 09/01/2016		2,000	2,205
Intesa Sanpaolo SpA
2.662% due 02/24/2014		4,700	4,726
JPMorgan Chase & Co.
0.882% due 02/26/2016		4,800	4,811
1.302% due 03/20/2015		12,100	12,222
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,445
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,956
Korea Finance Corp.
3.250% due 09/20/2016		800	837
LBG Capital PLC
7.869% due 08/25/2020	GBP	500	860
Lloyds Bank PLC
11.875% due 12/16/2021	EUR	2,500	4,165
Macquarie Bank Ltd.
6.625% due 04/07/2021		$8,700	9,503
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,499
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		4,000	4,605
6.500% due 07/15/2018		200	234
6.875% due 04/25/2018		1,970	2,324
Morgan Stanley
4.750% due 04/01/2014		195	198
National Australia Bank Ltd.
0.989% due 04/11/2014		8,200	8,230
National Bank of Canada
2.200% due 10/19/2016		1,900	1,971
Nordea Bank AB
2.125% due 01/14/2014		900	905
Pacific Life Funding LLC
0.658% due 02/05/2021	EUR	4,500	5,382
Petrobras Global Finance BV
3.000% due 01/15/2019		$1,000	943

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rabobank Group
6.875% due 03/19/2020	EUR	1,450	$2,175
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$170	174
5.000% due 11/12/2013		1,990	1,998
6.990% due 10/05/2017 (d)		4,400	4,576
Santander Holdings USA, Inc.
3.000% due 09/24/2015		125	129
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		2,000	2,000
SLM Corp.
5.000% due 10/01/2013		410	410
6.250% due 01/25/2016		500	534
Springleaf Finance Corp.
6.900% due 12/15/2017		24,000	25,200
State Bank of India
4.500% due 07/27/2015		2,600	2,676
Temasek Financial Ltd.
4.300% due 10/25/2019		1,000	1,098
UBS AG
1.264% due 01/28/2014		756	759
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,824
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		1,000	1,066
Wachovia Capital Trust
5.570% due 10/31/2013 (d)		25,000	22,750
XL Group PLC
6.500% due 04/15/2017 (d)		220	212

			404,767

INDUSTRIALS 1.1%
Con-way, Inc.
7.250% due 01/15/2018		900	1,021
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		478	494
CSN Resources S.A.
6.500% due 07/21/2020		5,900	5,915
Darling International, Inc.
8.500% due 12/15/2018		15	17
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		200	213
GCI, Inc.
8.625% due 11/15/2019		15	16
Gerdau Holdings, Inc.
7.000% due 01/20/2020		6,300	6,741
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	328
Petrobras International Finance Co.
3.875% due 01/27/2016		$8,600	8,918
7.875% due 03/15/2019		14,120	16,327
Rohm & Haas Co.
6.000% due 09/15/2017		2,000	2,297
SM Energy Co.
6.625% due 02/15/2019		15	16

			42,303

UTILITIES 1.6%
AES Corp.
8.000% due 10/15/2017		3	3
Alltel Corp.
6.500% due 11/01/2013		145	146
CMS Energy Corp.
6.875% due 12/15/2015		250	279
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,000	1,062

130	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$700	$734
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		925	946
Petroleos Mexicanos
8.000% due 05/03/2019		2,400	2,910
Puget Energy, Inc.
6.000% due 09/01/2021		280	306
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	209
5.000% due 10/19/2025		4,300	4,343
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,841	3,025
5.838% due 09/30/2027		1,900	2,048
Rosneft Finance S.A.
6.625% due 03/20/2017		1,900	2,095
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	40
1.850% due 07/28/2014		19,000	193
Verizon Communications, Inc.
2.002% due 09/14/2018		$1,600	1,684
2.500% due 09/15/2016		1,900	1,960
3.650% due 09/14/2018		7,600	8,019
5.150% due 09/15/2023		1,700	1,826
6.400% due 09/15/2033		25,200	28,064

			59,892

Total Corporate Bonds & Notes (Cost $486,909)			506,962

MUNICIPAL BONDS & NOTES 3.2%

CALIFORNIA 1.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,000	1,135
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,349
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,078
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		1,500	1,905
7.550% due 04/01/2039		1,500	1,954
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		6,700	8,767
7.950% due 03/01/2036		9,200	10,662
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		1,700	1,832
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		100	119
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		2,500	3,071
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,087
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,000	1,113
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	218
7.021% due 08/01/2040		300	330

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	$4,400	$5,364

		39,984

FLORIDA 0.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,000	2,066

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,000	1,018

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,155
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	6,300	6,480

		7,635

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,100	2,279

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,600	3,233

NEW YORK 1.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	4,515
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2039	10,000	10,448
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	17,500	18,727
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2033	17,800	18,929
5.000% due 03/15/2041	4,500	4,655
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	2,800	3,050

		60,324

TEXAS 0.1%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	3,704
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,625

		5,329

Total Municipal Bonds & Notes (Cost $120,094)		121,868

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 33.5%
Fannie Mae
0.239% due 07/25/2037	$1,220	$1,139
0.429% due 05/25/2037	142	142
0.489% due 04/25/2037	1,251	1,251
0.539% due 03/25/2037	221	221
0.629% due 09/25/2035	2,900	2,905
0.779% due 05/25/2040	3,177	3,216
0.875% due 08/28/2017 - 05/21/2018	13,900	13,640
1.079% due 07/25/2039	382	386
1.125% due 04/27/2017	4,000	4,018
1.250% due 01/30/2017	1,600	1,619
1.359% due 07/01/2044	213	217
1.839% due 08/01/2035	1,657	1,724
1.875% due 09/18/2018	300	304
2.108% due 08/01/2035	585	620
2.231% due 01/01/2035	313	333
2.299% due 07/01/2035	1,755	1,857
2.310% due 08/01/2022	200	190
2.319% due 03/01/2033	22	23
2.344% due 09/01/2034	216	228
2.442% due 05/25/2035	219	229
2.485% due 04/01/2038	316	334
2.512% due 07/01/2034	16	17
2.565% due 04/01/2038	151	161
2.631% due 04/01/2038	101	107
2.870% due 09/01/2027	3,400	3,057
3.000% due 10/01/2028 - 04/01/2043	18,000	18,624
3.334% due 01/25/2019	2,500	2,594
3.500% due 10/01/2025 - 11/01/2028	10,032	10,558
4.000% due 10/01/2028 - 11/01/2043	334,757	351,196
4.500% due 08/01/2018 - 11/01/2043	360,655	385,530
4.835% due 09/01/2035	119	128
5.000% due 05/11/2017 - 11/01/2043	20,699	22,477
5.375% due 06/12/2017	700	808
5.500% due 12/01/2018 - 10/01/2043	123,601	134,843
5.808% due 02/01/2031	2	2
5.834% due 09/01/2037	86	93
6.000% due 10/01/2016 - 05/01/2041	27,268	29,845
6.500% due 07/01/2014 - 06/25/2044	237	266
7.000% due 08/01/2016 - 10/01/2031	8	10
7.500% due 09/01/2015 - 02/01/2027	160	180
Freddie Mac
0.332% due 07/15/2019 - 08/15/2019	2,665	2,661
0.875% due 03/07/2018	4,100	4,011
0.892% due 10/15/2037	50	51
1.000% due 03/08/2017 - 09/29/2017	35,400	35,409
1.250% due 05/12/2017 - 10/02/2019	9,600	9,270
1.359% due 02/25/2045	216	223
2.375% due 01/13/2022	2,000	1,951
2.384% due 12/01/2022	24	25
2.533% due 07/01/2030	11	11
2.639% due 04/01/2033	4	5

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	131

Schedule of Investments PIMCO Total Return Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.664% due 04/01/2038	$334	$356
3.085% due 08/15/2032	275	289
3.500% due 10/01/2025 - 11/01/2025	221	233
3.750% due 03/27/2019	800	882
4.000% due 08/01/2030 - 09/01/2043	52,257	54,740
4.500% due 02/01/2029 - 11/01/2043	83,674	89,599
5.000% due 10/01/2039	68	74
5.500% due 06/01/2019 - 01/01/2039	2,994	3,244
6.000% due 02/01/2016 - 11/01/2043	11,380	12,402
6.500% due 05/01/2016 - 05/15/2032	8,708	9,785
7.000% due 02/15/2027 - 07/01/2029	751	864
7.500% due 09/01/2025	6	7
Ginnie Mae
0.782% due 02/16/2030	58	59
1.625% due 06/20/2022 - 02/20/2032	969	1,010
1.750% due 09/20/2023 - 08/20/2027	171	178
3.000% due 07/15/2042 - 07/15/2043	12,000	11,866
4.000% due 09/20/2040	117	124
5.000% due 03/15/2033 - 05/15/2042	11,200	12,205
6.000% due 04/15/2037	60	67
7.000% due 08/15/2031 - 02/20/2032	16	18
Small Business Administration
4.430% due 05/01/2029	9,839	10,625
5.130% due 09/01/2023	244	265
5.520% due 06/01/2024	1,961	2,153

Total U.S. Government Agencies (Cost $1,245,661)		1,259,754

U.S. TREASURY OBLIGATIONS 27.5%
U.S. Treasury Bonds
1.000% due 10/10/2043	37,000	40,475
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017	6,685	6,899
0.125% due 04/15/2018	2,931	3,021
0.125% due 01/15/2022	5,573	5,509
0.125% due 07/15/2022	36,771	36,257
0.125% due 01/15/2023	2,024	1,971
0.625% due 07/15/2021 (h)	143,855	149,885
0.625% due 02/15/2043	1,930	1,586
0.750% due 02/15/2042	30,186	25,887
1.125% due 01/15/2021	17,192	18,524
1.250% due 07/15/2020	10,497	11,495
1.375% due 01/15/2020	15,447	16,957
2.375% due 01/15/2025	6,320	7,553
2.375% due 01/15/2027	463	558
2.500% due 01/15/2029	53,421	65,760
3.625% due 04/15/2028	1,011	1,400
3.875% due 04/15/2029	7,247	10,406
U.S. Treasury Notes
0.625% due 04/30/2018	53,200	51,727
0.750% due 12/31/2017	5,400	5,310
0.750% due 02/28/2018	126,600	124,172
0.750% due 03/31/2018 (h)(j)	48,500	47,484
0.875% due 01/31/2018	20,000	19,747
0.875% due 07/31/2019	100	96

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 06/30/2019 (h)(j)		$28,800	$27,770
1.000% due 08/31/2019		26,300	25,244
1.000% due 09/30/2019		9,600	9,199
1.000% due 11/30/2019		28,600	27,291
1.125% due 05/31/2019		16,700	16,249
1.125% due 12/31/2019		7,900	7,578
1.125% due 03/31/2020 (h)(j)		49,000	46,711
1.125% due 04/30/2020		18,600	17,688
1.250% due 10/31/2019		26,600	25,839
1.250% due 02/29/2020		14,600	14,056
1.375% due 06/30/2018		2,300	2,307
1.375% due 07/31/2018		3,200	3,207
1.375% due 01/31/2020		29,300	28,490
1.375% due 05/31/2020		4,800	4,633
1.500% due 08/31/2018		124,200	125,068

Total U.S. Treasury Obligations (Cost $1,054,124)			1,034,009

MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
2.841% due 11/25/2035		7,502	7,585
American Home Mortgage Investment Trust
2.393% due 02/25/2045		835	838
Arran Residential Mortgages Funding PLC
1.626% due 05/16/2047	EUR	4,040	5,545
Banc of America Commercial Mortgage Trust
5.793% due 04/10/2049		$230	258
Banc of America Funding Corp.
2.666% due 05/25/2035		973	989
Banc of America Large Loan Trust
2.482% due 11/15/2015		884	885
Banc of America Mortgage Trust
2.753% due 09/25/2034		3,780	3,757
BCAP LLC Trust
5.238% due 03/26/2037		566	522
BCRR Trust
5.858% due 07/17/2040		1,450	1,630
Bear Stearns Adjustable Rate Mortgage Trust
2.729% due 02/25/2033		16	17
2.960% due 02/25/2033		46	41
2.960% due 01/25/2034		850	845
Bear Stearns Alt-A Trust
2.667% due 05/25/2035		2,100	1,947
2.735% due 09/25/2035		995	825
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,000	1,098
5.405% due 12/11/2040		140	150
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		4,410	3,418
2.759% due 12/26/2046		1,230	756
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		406	395
2.829% due 03/25/2034		52	52
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		215	236
Countrywide Alternative Loan Trust
0.349% due 05/25/2047		1,648	1,341
0.359% due 05/25/2047		1,812	1,391
Countrywide Home Loan Mortgage Pass-Through Trust
2.722% due 02/20/2035		2,501	2,378
2.783% due 02/20/2036		555	486
2.859% due 11/25/2034		1,506	1,396
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,640	3,878
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		1,375	1,370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Master Issuer PLC
0.360% due 12/20/2054		$12,600	$12,411
0.380% due 12/20/2054		584	575
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033		872	865
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	517
5.444% due 03/10/2039		3,000	3,325
GS Mortgage Securities Trust
5.396% due 08/10/2038		37	38
5.553% due 04/10/2038		140	152
GSR Mortgage Loan Trust
5.050% due 11/25/2035		1,225	1,206
Harborview Mortgage Loan Trust
2.749% due 07/19/2035		1,457	1,249
3.238% due 07/19/2035		2,605	2,578
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	1,832	2,492
HSI Asset Loan Obligation Trust
2.692% due 09/25/2037 ^		$7,427	5,624
Indus Eclipse PLC
0.679% due 01/25/2020	GBP	3,017	4,561
IndyMac Adjustable Rate Mortgage Trust
1.755% due 01/25/2032		$10	9
IndyMac Mortgage Loan Trust
0.319% due 04/25/2037		12,301	11,032
2.389% due 01/25/2036		2,120	1,661
JPMorgan Chase Commercial Mortgage Securities Corp.
5.715% due 03/18/2051		1,800	1,952
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,600	3,965
5.420% due 01/15/2049		120	133
5.440% due 06/12/2047		2,225	2,462
JPMorgan Mortgage Trust
6.500% due 07/25/2036		5,278	4,571
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,743	1,921
5.858% due 07/15/2040		90	99
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		5,693	5,354
MASTR Alternative Loan Trust
5.000% due 11/25/2018		2,840	2,879
MASTR Asset Securitization Trust
4.500% due 11/25/2018		1,428	1,465
Mellon Residential Funding Corp.
0.662% due 06/15/2030		1,073	1,065
Merrill Lynch Floating Trust
0.720% due 07/09/2021		4,252	4,245
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		1,109	1,016
0.429% due 11/25/2035		193	176
1.179% due 10/25/2035		289	281
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	659
5.485% due 03/12/2051		3,000	3,321
Morgan Stanley Capital Trust
4.970% due 12/15/2041		104	104
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045		1,300	1,448
Prime Mortgage Trust
0.579% due 02/25/2019		4	4
0.579% due 02/25/2034		150	142
Residential Accredit Loans, Inc. Trust
0.364% due 08/25/2036		4,198	3,043
0.369% due 07/25/2036		3,873	2,831
3.697% due 12/25/2035		354	278

132	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	200	$257
Structured Adjustable Rate Mortgage Loan Trust
5.232% due 07/25/2035 ^		$343	303
Structured Asset Mortgage Investments Trust
0.309% due 03/25/2037		2,604	1,907
0.431% due 07/19/2035		2,136	1,975
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.584% due 02/25/2032		17	17
2.653% due 10/28/2035		553	525
Thornburg Mortgage Securities Trust
5.082% due 10/25/2046		4,635	4,541
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		180	198
5.342% due 12/15/2043		4,000	4,433
5.509% due 04/15/2047		8,675	9,517
6.123% due 02/15/2051		115	127
WaMu Mortgage Pass-Through Certificates
0.469% due 10/25/2045		473	435
1.353% due 11/25/2042		199	181
2.373% due 10/25/2035		9,005	8,635
2.543% due 03/25/2037		4,249	3,982
4.448% due 12/25/2036 ^		2,714	2,321
Wells Fargo Mortgage-Backed Securities Trust
2.640% due 06/25/2035		8,121	8,305
2.642% due 03/25/2036		2,034	2,036
6.000% due 08/25/2037		758	730

Total Mortgage-Backed Securities (Cost $180,774)			186,163

ASSET-BACKED SECURITIES 1.3%
ACA CLO Ltd.
0.516% due 07/25/2018		831	826
AMMC CLO Ltd.
0.487% due 05/03/2018		303	303
Asset-Backed Securities Corp. Home Equity Loan Trust
0.454% due 09/25/2034		778	774
Auto ABS SRL
0.364% due 10/25/2020	EUR	65	88
Bear Stearns Asset-Backed Securities Trust
0.239% due 01/25/2037		$289	287
0.339% due 08/25/2036		1,142	751
Carrington Mortgage Loan Trust
0.499% due 10/25/2035		160	159
Concord Real Estate CDO Ltd.
0.459% due 12/25/2046		7,050	6,838
Countrywide Asset-Backed Certificates
0.439% due 05/25/2036		1,273	1,272
0.659% due 12/25/2031		217	153
Duane Street CLO Ltd.
0.519% due 01/11/2021		3,799	3,735
First Franklin Mortgage Loan Trust
0.669% due 09/25/2035		1,000	863
Fremont Home Loan Trust
0.239% due 01/25/2037		63	30
GSAMP Trust
0.249% due 12/25/2036		454	221
Gulf Stream Sextant CLO Ltd.
0.493% due 08/21/2020		2,970	2,964
HSBC Home Equity Loan Trust
0.470% due 01/20/2034		1,784	1,756
HSI Asset Loan Obligation Trust
0.239% due 12/25/2036		329	168
JPMorgan Mortgage Acquisition Trust
0.439% due 05/25/2037		16,574	11,444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034		$97	$92
Morgan Stanley Mortgage Loan Trust
0.539% due 04/25/2037		547	262
New Century Home Equity Loan Trust
3.179% due 01/25/2033		2,751	2,384
NOB Hill CLO Ltd.
0.514% due 08/15/2018		911	902
Penta CLO S.A.
0.518% due 06/04/2024	EUR	968	1,257
Residential Asset Securities Corp. Trust
0.329% due 08/25/2036		$4,842	4,533
Securitized Asset-Backed Receivables LLC Trust
0.239% due 12/25/2036 ^		761	248
SLM Student Loan Trust
2.832% due 12/16/2019		1,000	1,019
Titrisocram
1.027% due 05/25/2020	EUR	1,053	1,429
Wells Fargo Home Equity Asset-Backed Securities Trust
0.769% due 11/25/2035		$1,000	871
Wood Street CLO BV
0.544% due 11/22/2021	EUR	3,254	4,340

Total Asset-Backed Securities (Cost $50,066)			49,969

SOVEREIGN ISSUES 3.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,106
4.125% due 09/15/2017	EUR	1,000	1,402
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	8,999	2,851
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		7,537	3,294
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	5,200	7,139
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		4,200	5,501
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,060
Mexico Government International Bond
8.000% due 12/19/2013	MXN	211,000	16,287
Province of Ontario
1.000% due 07/22/2016		$1,100	1,104
1.100% due 10/25/2017		2,900	2,858
1.650% due 09/27/2019		7,800	7,519
2.850% due 06/02/2023	CAD	1,800	1,665
3.000% due 07/16/2018		$1,200	1,268
3.150% due 06/02/2022	CAD	18,700	17,997
4.000% due 10/07/2019		$4,400	4,798
4.000% due 06/02/2021	CAD	11,000	11,363
4.200% due 06/02/2020		7,100	7,460
4.400% due 06/02/2019		2,400	2,552
5.500% due 06/02/2018		700	775
Province of Quebec
2.750% due 08/25/2021		$1,500	1,467
3.500% due 07/29/2020		1,000	1,048
3.500% due 12/01/2022	CAD	9,400	9,187
4.250% due 12/01/2021		8,700	9,072
4.500% due 12/01/2020		1,200	1,277
Spain Government International Bond
4.000% due 07/30/2015	EUR	2,200	3,103

Total Sovereign Issues (Cost $126,073)			123,153

		SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	$0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Ally Financial, Inc.
7.000% due 10/30/2013 (d)		800	765
DG Funding Trust
2.534% due 10/30/2013 (d)		1,065	7,538
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		2,000	2,404
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		6,000	7,980

			18,687

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	154

Total Preferred Securities (Cost $22,104)			18,841

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.7%

CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 01/24/2014		$2,400	2,391
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,900	10,886
0.000% due 11/01/2013		7,300	7,291

			20,568

COMMERCIAL PAPER 1.8%
Ford Motor Credit Co. LLC
1.021% due 11/08/2013		6,800	6,793
Hewlett-Packard Co.
0.950% due 10/30/2013		37,600	37,571
Santander S.A.
3.100% due 10/01/2013		11,200	11,200
Vodafone Group PLC
0.700% due 02/10/2014		10,900	10,872

			66,436

REPURCHASE AGREEMENTS (e) 0.1%
			3,100

ITALY TREASURY BILLS 2.5%
0.728% due 12/23/2013 -09/12/2014 (b)	EUR	70,300	94,783

SPAIN TREASURY BILLS 1.6%
0.841% due 03/14/2014 - 06/20/2014 (b)		44,100	59,422

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	133

Schedule of Investments PIMCO Total Return Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.017% due 12/19/2013 - 03/13/2014 (b)(f)(j)	$4,561	$4,561

Total Short-Term Instruments (Cost $246,477)		248,870

Total Investments in Securities (Cost $3,543,743)		3,561,038

	SHARES
INVESTMENTS IN AFFILIATES 18.9%

SHORT-TERM INSTRUMENTS 18.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.9%
PIMCO Short-Term Floating NAV Portfolio	834	8
PIMCO Short-Term Floating NAV Portfolio III	71,118,039	710,896

Total Short-Term Instruments (Cost $710,744)		710,904

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $710,744)	$710,904

Total Investments 113.7% (Cost $4,254,487)	$4,271,942

Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(4,771))	(7,720)

Other Assets and Liabilities, net (13.5%)	(505,779)

Net Assets 100.0%	$3,758,443

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$3,100	Freddie Mac 2.080% due 10/17/2022	$(3,165)	$3,100	$3,100

Total Repurchase Agreements						$(3,165)	$3,100	$3,100

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $58,529 at a weighted average interest rate of (0.285%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Ginnie Mae	3.000%	10/01/2043	$12,000	$(11,528)	$(11,828)

Total Short Sales				$(11,528)	$(11,828)

134	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $281 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$3,100	$0	$0	$0	$3,100	$(3,165)	$(65)

Master Securities Forward Transactions Agreement
BCY	0	0	0	0	0	(260)	(260)
BOA	0	0	0	0	0	281	281
DEU	0	0	0	0	0	(1,380)	(1,380)
FOB	0	0	0	(1,972)	(1,972)	(1,760)	(3,732)
GSC	0	0	0	0	0	(1,300)	(1,300)
JPS	0	0	0	(1,971)	(1,971)	0	(1,971)
MSC	0	0	0	0	0	(2,298)	(2,298)
SAL	0	0	0	(7,885)	(7,885)	(702)	(8,587)

Total Borrowings and Other Financing Transactions	$3,100	$0	$0	$(11,828)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	112	$(6)	$11	$0
3-Month Euribor June Futures	Long	06/2015	125	(21)	15	(2)
3-Month Euribor March Futures	Long	03/2015	134	(14)	16	0
3-Month Euribor September Futures	Long	09/2014	97	(1)	8	0
90-Day Eurodollar December Futures	Long	12/2015	2,740	(267)	138	0
90-Day Eurodollar June Futures	Long	06/2015	5,328	1,410	333	0
90-Day Eurodollar June Futures	Long	06/2016	77	21	3	0
90-Day Eurodollar March Futures	Long	03/2016	372	(335)	18	0
90-Day Eurodollar March Futures	Long	03/2017	41	58	1	0
90-Day Eurodollar September Futures	Long	09/2014	395	81	5	(2)
90-Day Eurodollar September Futures	Long	09/2015	1,132	91	70	(1)
90-Day Eurodollar September Futures	Long	09/2016	559	604	7	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	1,534	3,052	108	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	882	1,306	74	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	43	(10)	2	(1)

Total Futures Contracts				$5,968	$809	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-20 10-Year Index	1.000%	06/20/2023	$59,200	$(1,178)	$134	$0	$(52)
CDX.IG-21 5-Year Index	1.000%	12/20/2018	60,200	554	(28)	7	(21)

				$(624)	$106	$7	$(73)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	135

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	46,700	$(519)	$(464)	$15	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		411,500	2,386	(270)	93	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		14,300	93	71	2	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		133,800	22,575	13,886	21	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		70,400	2,683	(981)	8	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	3,980,000	(570)	(775)	0	(42)

						$26,648	$11,467	$139	$(42)

Total Swap Agreements						$26,024	$11,573	$146	$(115)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $14,757 and cash of $10,905 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$809	$146	$955	$0		$(6)	$ (115)	$ (121)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	15,218	$		20,044	$0	$(544)
	11/2013			20,900			26,311	0	(1,966)

BPS	03/2014			38,648			50,936	0	(1,373)
	04/2014			1,500			1,895	0	(135)
	06/2014			2,100			2,656	0	(188)
	07/2014			1,500			1,898	0	(134)
	08/2014			1,200			1,519	0	(106)

CBK	10/2013			2,057			2,747	0	(36)
	10/2013	$		21,253		EUR	15,937	308	0
	12/2013			3,983		CAD	4,117	5	0
	04/2014		EUR	1,200	$		1,521	0	(103)

DUB	10/2013		JPY	42,100			437	9	0

FBF	10/2013	$		20,245		EUR	15,435	637	0
	11/2013			12,428		BRL	28,855	490	0
	06/2014		EUR	1,700	$		2,156	0	(146)

GLM	10/2013			27,175			36,772	8	0
	10/2013		JPY	38,000			382	0	(4)
	11/2013	$		31,881		EUR	23,558	0	(8)
	12/2013		MXN	217,150	$		16,095	0	(390)
	12/2013	$		2,055		CAD	2,118	0	(3)
	02/2014		EUR	9,661	$		12,933	0	(143)
	03/2014			13,234			17,678	0	(234)

HUS	10/2013		BRL	700			304	0	(12)
	10/2013	$		314		BRL	700	2	0
	12/2013			3,382		CAD	3,468	0	(22)

136	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	10/2013	$		16,673		EUR	12,528	$275	$0
	11/2013		EUR	17,225	$		23,230	0	(75)
	12/2013	$		623		MXN	8,254	4	0

MSC	10/2013		BRL	40,798	$		16,920	0	(1,488)
	10/2013		EUR	3,067			4,094	0	(55)
	10/2013	$		17,992		BRL	40,798	416	0
	10/2013			4,879		EUR	3,617	15	0
	11/2013		BRL	40,798	$		17,866	0	(399)
	11/2013		EUR	3,617			4,879	0	(15)

RBC	12/2013		CAD	83,468			80,773	0	(94)

RYL	10/2013		JPY	40,000			400	0	(7)
	12/2013		EUR	29,000			38,487	0	(754)
	12/2013		GBP	3,224			5,036	0	(181)
	03/2014		EUR	29,268			39,134	0	(480)

Total Forward Foreign Currency Contracts								$2,169	$(9,095)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	21,300	$(40)	$(23)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		21,300	(47)	(26)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		5,200	(10)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	(11)	(6)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	28,100	(122)	(14)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	5,200	(11)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	(11)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	41,900	(133)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		79,200	(218)	(535)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		141,500	(237)	(352)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		141,500	(935)	(802)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		45,500	(403)	(221)

RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		9,200	(55)	(43)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		9,200	(73)	(43)

								$(2,306)	$(2,103)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$13,300	$(11)	$(9)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013	13,300	(31)	(12)

BPS	Call - OTC CDX.IG-20 5-Year Index	Buy	0.600%	12/18/2013	9,800	(5)	(3)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013	9,800	(11)	(14)

BRC	Call - OTC CDX.IG-20 5-Year Index	Buy	0.600%	12/18/2013	8,200	(4)	(2)
	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	3,800	(3)	(3)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013	12,000	(16)	(17)

DUB	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	3,800	(3)	(3)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013	3,800	(6)	(6)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013	4,800	(10)	(3)

						$(100)	$(72)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	95.000	10/09/2013	$6,000	$(20)	$(3)

BPS	Put - OTC USD versus JPY		96.000	10/21/2013	5,300	(17)	(16)

						$(37)	$(19)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	137

Schedule of Investments PIMCO Total Return Fund III (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$(8)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(19)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	(7)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	(3)

						$(295)	$(37)

Total Written Options						$(2,738)	$(2,231)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at 03/31/2013	0	$794,600	EUR 111,000	$(3,821)
Sales	628	1,274,000	0	(5,172)
Closing Buys	0	(324,700)	0	946
Expirations	(314)	(721,800)	(47,600)	3,612
Exercised	(314)	(401,200)	0	1,697

Balance at 09/30/2013	0	$620,900	EUR 63,400	$(2,738)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%	$	2,500	$(44)	$74	$30	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.417%		1,500	(29)	49	20	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		2,700	(41)	(7)	0	(48)
	Japan Government International Bond	1.000%	12/20/2015	0.264%		200	3	0	3	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		600	(2)	7	5	0

BRC	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		4,500	(164)	(14)	0	(178)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		2,600	(59)	77	18	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		9,300	23	(49)	0	(26)

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,000	(16)	16	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		14,800	(29)	(45)	0	(74)
	General Electric Capital Corp.	4.000%	12/20/2013	0.192%		2,000	0	20	20	0
	General Electric Capital Corp.	4.325%	12/20/2013	0.192%		1,900	0	20	20	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		500	(11)	9	0	(2)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		3,100	(106)	(17)	0	(123)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		1,700	(39)	51	12	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		700	(11)	16	5	0

DUB	Brazil Government International Bond	1.000%	06/20/2016	1.197%		10,300	(20)	(32)	0	(52)
	Export-Import Bank of China	1.000%	06/20/2017	0.725%		400	(17)	21	4	0
	General Electric Capital Corp.	4.900%	12/20/2013	0.192%		1,500	0	18	18	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		1,500	19	0	19	0
	Merrill Lynch & Co., Inc.	1.000%	03/20/2016	0.526%		2,600	(55)	87	32	0
	MetLife, Inc.	1.000%	03/20/2015	0.271%		11,500	(694)	822	128	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		2,600	(37)	40	3	0

138	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.441%	$	535	$(21)	$32	$11	$0
	China Government International Bond	1.000%	03/20/2015	0.226%		5,000	24	35	59	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		1,900	(43)	23	0	(20)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		2,600	(93)	(9)	0	(102)

GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		1,200	(21)	35	14	0
	Japan Government International Bond	1.000%	12/20/2015	0.264%		400	6	0	6	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		2,700	(13)	31	18	0

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,600	(16)	17	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		400	2	0	2	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		1,000	(22)	24	2	0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.985%		2,000	(21)	23	2	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		1,300	(21)	11	0	(10)
	Mexico Government International Bond	0.920%	03/20/2016	0.700%		100	0	1	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		200	1	0	1	0

MYC	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		2,100	(31)	(7)	0	(38)
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		5,400	(22)	59	37	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		2,100	(30)	33	3	0

RYL	China Government International Bond	1.000%	09/20/2016	0.456%		200	1	2	3	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		1,900	(42)	22	0	(20)

UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		1,200	(22)	36	14	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		500	(5)	5	0	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		900	(14)	(2)	0	(16)
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		3,500	(15)	39	24	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.328%	EUR	11,800	(177)	153	0	(24)

							$(1,924)	$1,726	$535	$(733)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$ 1,200	$(52)	$1	$0	$(51)

DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	1,200	119	(92)	27	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	986	(27)	(4)	0	(31)

GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	1,061	0	18	18	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	592	(16)	(3)	0	(19)

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,218	0	39	39	0

					$24	$(41)	$84	$(101)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	139

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,000	$2	$(39)	$0	$(37)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	26,000	3	40	43	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		300	0	(1)	0	(1)

BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	(0)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		72,800	36	138	174	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		4,700	(3)	4	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		94,000	(57)	212	155	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		5,900	(4)	5	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		4,600	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	(0)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		200	0	(1)	0	(1)

DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	3,000	11	(67)	0	(56)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	0	(1)	0	(1)

GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	2,400	0	(47)	0	(47)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,100	0	(6)	0	(6)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	65,000	(18)	126	108	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		10,500	(7)	8	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,900	(3)	18	15	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	(1)	0	0	(1)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		250,100	95	500	595	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		14,000	(9)	12	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		43,000	(18)	89	71	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		65,800	(53)	(19)	0	(72)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		5,000	0	5	5	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		13,200	(25)	(41)	0	(66)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		300	0	(1)	0	(1)

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		4,700	(2)	3	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,300	0	2	2	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(2)	0	0	(2)

MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	3,000	10	(66)	0	(56)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		100	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	12,400	2	27	29	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		54,000	(26)	115	89	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		7,200	(4)	5	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		13,100	(3)	15	12	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		11,300	3	7	10	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		24,700	(60)	(64)	0	(124)

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,000	1	(22)	0	(21)

							$(133)	$951	$1,321	$(503)

Total Swap Agreements							$(2,033)	$2,636	$1,940	$(1,337)

140	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $9,815 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$0	$0	$101	$101	$(2,510)	$(73)	$(142)	$(2,725)	$(2,624)	$2,655	$31
BPS	0	0	0	0	(1,936)	(33)	0	(1,969)	(1,969)	1,961	(8)
BRC	0	0	354	354	0	(34)	(205)	(239)	115	(340)	(225)
CBK	313	0	57	370	(139)	(34)	(199)	(372)	(2)	0	(2)
DUB	9	0	231	240	0	(26)	(145)	(171)	69	0	69
FBF	1,128	0	69	1,197	(146)	0	(122)	(268)	929	(890)	39
GLM	8	0	124	132	(782)	(1,721)	(54)	(2,557)	(2,425)	2,153	(272)
GST	0	0	56	56	0	0	(19)	(19)	37	(260)	(223)
HUS	2	0	679	681	(34)	0	(139)	(173)	508	(710)	(202)
JPM	279	0	46	325	(75)	0	(12)	(87)	238	(330)	(92)
MSC	430	0	1	431	(1,957)	0	0	(1,957)	(1,526)	1,105	(421)
MYC	0	0	181	181	0	(224)	(219)	(443)	(262)	(38)	(300)
RBC	0	0	0	0	(94)	0	0	(94)	(94)	0	(94)
RYL	0	0	3	3	(1,422)	(86)	(20)	(1,528)	(1,525)	1,354	(171)
UAG	0	0	38	38	0	0	(61)	(61)	(23)	0	(23)

Total Over the Counter	$2,169	$0	$1,940	$4,109	$(9,095)	$(2,231)	$(1,337)	$(12,663)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$809	$809
Swap Agreements	0	7	0	0	139	146

	$0	$7	$0	$0	$948	$955

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,169	$0	$2,169
Swap Agreements	0	619	0	0	1,321	1,940

	$0	$619	$0	$2,169	$1,321	$4,109

	$0	$626	$0	$2,169	$2,269	$5,064

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	73	0	0	42	115

	$0	$73	$0	$0	$48	$121

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,095	$0	$9,095
Written Options	0	72	0	19	2,140	2,231
Swap Agreements	0	834	0	0	503	1,337

	$0	$906	$0	$9,114	$2,643	$12,663

	$0	$979	$0	$9,114	$2,691	$12,784

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	141

Schedule of Investments PIMCO Total Return Fund III (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$93	$93
Futures	0	0	0	0	(5,076)	(5,076)
Swap Agreements	0	(2,029)	0	0	(8,375)	(10,404)

	$0	$(2,029)	$0	$0	$(13,358)	$(15,387)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,539	$0	$8,539
Written Options	0	17	0	476	3,037	3,530
Swap Agreements	0	6,670	0	0	1,634	8,304

	$0	$6,687	$0	$9,015	$4,671	$20,373

	$0	$4,658	$0	$9,015	$(8,687)	$4,986

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,804	$4,804
Swap Agreements	0	1,999	0	0	12,010	14,009

	$0	$1,999	$0	$0	$16,814	$18,813

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,981)	$0	$(9,981)
Written Options	0	28	0	(74)	(2,277)	(2,323)
Swap Agreements	0	(6,675)	0	0	(596)	(7,271)

	$0	$(6,647)	$0	$(10,055)	$(2,873)	$(19,575)

	$0	$(4,648)	$0	$(10,055)	$13,941	$(762)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,449	$0	$11,449
Corporate Bonds & Notes
Banking & Finance	0	401,640	3,127	404,767
Industrials	0	41,809	494	42,303
Utilities	0	59,892	0	59,892
Municipal Bonds & Notes
California	0	39,984	0	39,984
Florida	0	2,066	0	2,066
Georgia	0	1,018	0	1,018
Illinois	0	7,635	0	7,635
Nebraska	0	2,279	0	2,279
Nevada	0	3,233	0	3,233
New York	0	60,324	0	60,324
Texas	0	5,329	0	5,329
U.S. Government Agencies	0	1,259,754	0	1,259,754
U.S. Treasury Obligations	0	1,034,009	0	1,034,009
Mortgage-Backed Securities	0	186,163	0	186,163
Asset-Backed Securities	0	49,969	0	49,969
Sovereign Issues	0	123,153	0	123,153
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	11,149	7,538	18,687
Industrials	0	154	0	154
Short-Term Instruments
Certificates of Deposit	0	20,568	0	20,568
Commercial Paper	0	66,436	0	66,436
Repurchase Agreements	0	3,100	0	3,100
Italy Treasury Bills	0	94,783	0	94,783
Spain Treasury Bills	0	59,422	0	59,422

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
U.S. Treasury Bills	$0	$4,561	$0	$4,561
	$0	$3,549,879	$11,159	$3,561,038

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$710,904	$0	$0	$710,904

Total Investments	$710,904	$3,549,879	$11,159	$4,271,942

Short Sales, at Value
U.S. Government Agencies	$0	$(11,828)	$0	$(11,828)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	809	146	0	955
Over the counter	0	4,109	0	4,109
	$809	$4,255	$0	$5,064

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(115)	0	(121)
Over the counter	0	(12,626)	(37)	(12,663)
	$(6)	$(12,741)	$(37)	$(12,784)

Totals	$711,707	$3,529,565	$11,122	$4,252,394

142	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$23,505	$0	$(19,183)	$(7)	$(672)	$(516)	$0	$0	$3,127	$3
Industrials	1,004	0	(495)	1	4	(20)	0	0	494	0
Mortgage-Backed Securities	2,001	0	0	0	0	(49)	0	(1,952)	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	7,738	0	0	0	0	(200)	0	0	7,538	(199)

	$34,248	$0	$(19,678)	$(6)	$(668)	$(785)	$0	$(1,952)	$11,159	$(196)

Financial Derivative Instruments - Liabilities
Over the counter	$(55)	$0	$0	$0	$0	$18	$0	$0	$(37)	$18

Totals	$34,193	$0	$(19,678)	$(6)	$(668)	$(767)	$0	$(1,952)	$11,122	$(178)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,127	Benchmark Pricing	Base Price	100.88
Industrials	494	Third Party Vendor	Broker Quote	103.50
Convertible Preferred Securities Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	7,538	Benchmark Pricing	Base Price	$7,066.86

Financial Derivative Instruments - Liabilities
Over the counter	(37)	Indicative Market Quotation	Broker Quote	0.11-0.12

Total	$11,122

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	143

Schedule of Investments PIMCO Total Return Fund IV

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.0%

CORPORATE BONDS & NOTES 12.7%

BANKING & FINANCE 11.6%
American International Group, Inc.
6.765% due 11/15/2017	GBP	2,300	$4,361
8.175% due 05/15/2068		$3,300	3,879
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	498
Bank of America Corp.
0.898% due 05/23/2017	EUR	2,600	3,364
4.500% due 04/01/2015		$300	315
6.500% due 08/01/2016		2,300	2,609
Bank of America N.A.
0.534% due 06/15/2016		6,300	6,167
Bank of Montreal
1.950% due 01/30/2018		1,500	1,540
Bankia S.A.
3.500% due 12/14/2015	EUR	2,300	3,167
Barclays Bank PLC
10.179% due 06/12/2021		$7,900	10,275
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,069
Caixa Economica Federal
2.375% due 11/06/2017		500	469
Cantor Fitzgerald LP
7.875% due 10/15/2019		650	681
Citigroup, Inc.
1.516% due 11/08/2013		3,900	3,904
4.587% due 12/15/2015		4,500	4,816
4.750% due 05/19/2015		6	6
5.000% due 09/15/2014		700	727
5.500% due 10/15/2014		400	419
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,500	1,535
8.000% due 06/01/2014		1,700	1,779
General Electric Capital Corp.
3.800% due 06/18/2019		600	629
Goldman Sachs Group, Inc.
1.265% due 02/07/2014		5,000	5,015
HBOS PLC
0.959% due 09/06/2017		4,300	4,103
ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,290
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,867
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,399
JPMorgan Chase & Co.
3.400% due 06/24/2015		9,700	10,111
Korea Development Bank
3.500% due 08/22/2017		300	316
4.375% due 08/10/2015		5,000	5,302
Korea Exchange Bank
3.125% due 06/26/2017		1,200	1,235
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	900	1,218
1.014% due 09/15/2026		$400	339
6.875% due 04/25/2018		3,600	4,248
Morgan Stanley
0.748% due 10/15/2015		8,100	8,042
5.375% due 10/15/2015		3,000	3,228
Petrobras Global Finance BV
3.000% due 01/15/2019		200	189
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		800	859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Corp.
5.140% due 06/15/2016	$10,000	$10,462
6.250% due 01/25/2016	900	962
SLM Corp. CPI Linked Bond
3.879% due 11/21/2013	45	45
SSIF Nevada LP
0.968% due 04/14/2014	3,500	3,513
Toyota Motor Credit Corp.
0.553% due 05/17/2016	2,900	2,910
Union Bank N.A.
1.000% due 09/26/2016	1,900	1,913
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	2,000	2,132
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	3,500	3,867

		128,774

INDUSTRIALS 0.3%
Con-way, Inc.
7.250% due 01/15/2018	200	227
Gerdau Holdings, Inc.
7.000% due 01/20/2020	200	214
President and Fellows of Harvard College
6.500% due 01/15/2039	1,200	1,582
Vivendi S.A.
6.625% due 04/04/2018	900	1,019

		3,042

UTILITIES 0.8%
Petroleos Mexicanos
8.000% due 05/03/2019	200	243
Qtel International Finance Ltd.
5.000% due 10/19/2025	2,400	2,424
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	710	756
Rosneft Finance S.A.
6.625% due 03/20/2017	500	551
Verizon Communications, Inc.
2.002% due 09/14/2018	400	421
2.500% due 09/15/2016	600	619
3.650% due 09/14/2018	2,200	2,321
5.150% due 09/15/2023	500	537
6.400% due 09/15/2033	1,500	1,671

		9,543

Total Corporate Bonds & Notes (Cost $133,989)		141,359

MUNICIPAL BONDS & NOTES 5.8%

CALIFORNIA 2.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	4,300	5,204
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	4,445
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,319
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	102
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	5,298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2023	$1,000	$1,130
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	2,862
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	2,800	3,196

		25,556

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	768

NEW YORK 1.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,100	1,225
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2023	2,010	2,251
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,000	2,260
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	671
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,196
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	6,189

		14,792

TEXAS 1.5%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	6,900	8,000
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Bonds, Series 2012
5.000% due 03/01/2023	1,575	1,836
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Notes, Series 2012
5.000% due 03/01/2022	1,000	1,175
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	5,150	5,244

		16,255

VIRGINIA 0.6%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	572
5.000% due 05/15/2024	595	675
Fairfax County, Virginia Industrial Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2022	5,175	6,050

		7,297

Total Municipal Bonds & Notes (Cost $65,250)		64,668

144	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 35.8%
Fannie Mae
0.729% due 06/25/2041	$16	$16
0.875% due 10/26/2017 - 05/21/2018	15,000	14,793
1.875% due 09/18/2018	400	405
2.310% due 08/01/2022	100	95
2.870% due 09/01/2027	100	90
2.935% due 11/01/2021	11,393	11,394
3.000% due 11/01/2028	3,000	3,098
3.500% due 10/25/2041	16,325	15,118
3.971% due 02/25/2033	6,409	5,144
4.000% due 05/01/2039 - 11/01/2043	244,271	256,035
4.500% due 07/01/2029 - 11/01/2043	61,733	65,825
5.000% due 05/11/2017 - 05/01/2041	5,735	6,262
5.375% due 06/12/2017	100	115
5.500% due 11/01/2032 - 11/01/2043	4,733	5,156
Freddie Mac
0.750% due 01/12/2018	4,900	4,782
0.875% due 03/07/2018	1,700	1,663
1.000% due 06/29/2017 - 09/29/2017	2,100	2,096
1.250% due 08/01/2019 - 10/02/2019	1,900	1,820
3.750% due 03/27/2019	300	331
5.500% due 04/01/2038	1,197	1,297
Ginnie Mae
0.000% due 11/20/2039 (a)	3,500	2,418
5.000% due 05/15/2038 - 04/15/2039	1,000	1,093

Total U.S. Government Agencies (Cost $396,274)		399,046

U.S. TREASURY OBLIGATIONS 28.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	4,368	4,307
0.625% due 02/15/2043	406	334
0.750% due 02/15/2042	6,203	5,319
1.250% due 04/15/2014	11,589	11,692
1.250% due 07/15/2020	3,320	3,636
1.750% due 01/15/2028 (g)	21,698	24,336
2.000% due 01/15/2014	2,781	2,796
2.000% due 07/15/2014	7,435	7,627
2.000% due 01/15/2026	1,883	2,176
2.125% due 02/15/2040	27	32
2.375% due 01/15/2025	6,816	8,146
2.375% due 01/15/2027	11,004	13,259
2.500% due 01/15/2029	5,658	6,964
U.S. Treasury Notes
0.625% due 04/30/2018	9,900	9,626
0.750% due 02/28/2018 (g)(i)	39,300	38,546
0.750% due 03/31/2018	6,000	5,874
0.875% due 01/31/2018	4,000	3,949
0.875% due 07/31/2019 (g)	30,000	28,654
1.000% due 06/30/2019	12,800	12,342
1.000% due 08/31/2019 (g)	74,400	71,412
1.000% due 09/30/2019	4,300	4,121
1.000% due 11/30/2019	36,200	34,543
1.125% due 05/31/2019 (g)(i)	8,100	7,881
1.125% due 12/31/2019	1,700	1,631
1.125% due 03/31/2020	7,100	6,768
1.250% due 02/29/2020	2,700	2,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 08/31/2018		$2,600	$2,618

Total U.S. Treasury Obligations (Cost $331,891)			321,189

MORTGAGE-BACKED SECURITIES 4.9%
Adjustable Rate Mortgage Trust
0.429% due 10/25/2035		6,018	5,172
Banc of America Funding Corp.
2.666% due 05/25/2035		49	49
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		306	308
2.729% due 02/25/2033		4	4
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		2,400	2,566
Chase Mortgage Finance Trust
2.823% due 02/25/2037		144	137
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044		2,400	2,561
Countrywide Home Loan Mortgage Pass-Through Trust
2.644% due 11/19/2033		633	617
Credit Suisse First Boston Mortgage Securities Corp.
4.971% due 09/25/2033		19	19
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,807	6,183
Granite Master Issuer PLC
0.327% due 12/20/2054	EUR	1,195	1,599
0.347% due 12/20/2054		1,562	2,088
0.731% due 12/20/2054	GBP	3,641	5,805
0.811% due 12/20/2054		1,668	2,660
Granite Mortgages PLC
0.838% due 03/20/2044		812	1,300
0.838% due 06/20/2044		654	1,047
GSR Mortgage Loan Trust
2.661% due 09/25/2035		$275	274
HomeBanc Mortgage Trust
0.429% due 03/25/2035		2,074	1,709
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,262	1,390
Leek Finance Ltd.
0.470% due 12/21/2038		1,086	1,094
0.510% due 09/21/2038		320	325
0.798% due 12/21/2037	GBP	214	354
Merrill Lynch Mortgage Investors Trust
0.429% due 11/25/2035		$1,426	1,343
Morgan Stanley Capital Trust
5.378% due 11/14/2042		2,300	2,447
Prime Mortgage Trust
5.000% due 02/25/2019		5	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.546% due 07/25/2034		4,929	4,943
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		576	637
WaMu Mortgage Pass-Through Certificates
2.454% due 09/25/2046		352	330
Wells Fargo Mortgage-Backed Securities Trust
2.640% due 06/25/2035		7,016	7,163

Total Mortgage-Backed Securities (Cost $52,415)			54,130

ASSET-BACKED SECURITIES 0.7%
Countrywide Asset-Backed Certificates
0.279% due 05/25/2047		231	228
0.359% due 06/25/2036		103	98
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		47	48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Home Equity Loan Trust
0.330% due 03/20/2036		$45	$44
0.450% due 01/20/2035		60	60
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.679% due 07/25/2035		2,940	2,753
SLM Student Loan Trust
0.766% due 10/25/2017		2,647	2,650
1.232% due 06/15/2023		1,369	1,372
SMS Student Loan Trust
0.454% due 10/28/2028		29	29
0.464% due 04/28/2029		18	18

Total Asset-Backed Securities (Cost $7,268)			7,300

SOVEREIGN ISSUES 3.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	302
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	15,900	1,328
4.500% due 11/22/2035 (c)		9,938	893
5.000% due 06/16/2016 (c)		5,515	472
8.000% due 12/19/2013		163,000	12,582
Province of Ontario
1.100% due 10/25/2017		$600	592
1.600% due 09/21/2016		10,100	10,289
1.650% due 09/27/2019		600	578
2.850% due 06/02/2023	CAD	1,200	1,110
3.000% due 07/16/2018		$200	211
3.150% due 06/02/2022	CAD	2,600	2,502
4.000% due 10/07/2019		$900	981
4.400% due 04/14/2020		1,600	1,776
Province of Quebec
3.500% due 12/01/2022	CAD	3,000	2,932
Spain Government International Bond
4.000% due 07/30/2015	EUR	100	141

Total Sovereign Issues (Cost $36,844)			36,689

SHORT-TERM INSTRUMENTS 10.0%

CERTIFICATES OF DEPOSIT 1.2%
Banco do Brasil S.A.
0.000% due 03/27/2014		$8,100	8,065
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		5,300	5,293

			13,358

COMMERCIAL PAPER 2.9%
British Telecommunications PLC
0.800% due 03/10/2014		7,800	7,785
Daimler Finance North America LLC
1.024% due 10/03/2013		2,150	2,150
1.070% due 10/08/2013		5,300	5,299
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		900	899
1.021% due 11/08/2013		1,400	1,398
Hewlett-Packard Co.
0.950% due 10/30/2013		10,900	10,892
Santander S.A.
3.100% due 10/01/2013		2,200	2,200
Vodafone Group PLC
0.700% due 02/10/2014		2,200	2,197

			32,820

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	145

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (e) 0.1%
			$1,385

ITALY TREASURY BILLS 2.1%
0.706% due 12/23/2013 - 09/12/2014 (b)	EUR	17,500	23,607

MEXICO TREASURY BILLS 1.1%
3.635% due 12/05/2013 - 12/11/2013 (b)	MXN	158,100	11,996

SPAIN TREASURY BILLS 2.5%
0.700% due 03/14/2014 - 06/20/2014 (b)	EUR	20,400	27,445

U.S. TREASURY BILLS 0.1%
0.033% due 10/03/2013 - 02/27/2014 (b)(i)		$905	905

Total Short-Term Instruments (Cost $110,783)			111,516

Total Investments in Securities (Cost $1,134,714)			1,135,897

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 23.2%

SHORT-TERM INSTRUMENTS 23.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.2%
PIMCO Short-Term Floating NAV Portfolio	133	$1
PIMCO Short-Term Floating NAV Portfolio III	25,873,455	258,631

Total Short-Term Instruments (Cost $258,563)		258,632

Total Investments in Affiliates (Cost $258,563)		258,632

Total Investments 125.2% (Cost $1,393,277)		$1,394,529

Financial Derivative Instruments (f)(h) (0.2%) (Cost or Premiums, net $61)		(2,123)

Other Assets and Liabilities, net (25.0%)		(278,504)

Net Assets 100.0%		$1,113,902

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$1,385	Fannie Mae 2.200% due 10/17/2022	$(1,413)	$1,385	$1,385

Total Repurchase Agreements						$(1,413)	$1,385	$1,385

(1)	Includes accrued interest.

As of September 30, 2013, there were no open sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $10,794 at a weighted average interest rate of (0.188%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	10/01/2043	$5,000	$(5,369)	$(5,423)

Total Short Sales				$(5,369)	$(5,423)

146	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,385	$0	$0	$0	$1,385	$ (1,413)	$(28)

Master Securities Forward Transactions Agreement
BCY	0	0	0	0	0	(840)	(840)
DEU	0	0	0	(5,423)	(5,423)	(1,180)	(6,603)
FOB	0	0	0	0	0	(740)	(740)
GSC	0	0	0	0	0	(1,220)	(1,220)
MSC	0	0	0	0	0	(1,190)	(1,190)
SAL	0	0	0	0	0	(128)	(128)

Total Borrowings and Other Financing Transactions	$1,385	$0	$0	$(5,423)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	30	$(2)	$3	$0
3-Month Euribor June Futures	Long	06/2015	34	(5)	4	(1)
3-Month Euribor March Futures	Long	03/2015	37	(4)	4	0
3-Month Euribor September Futures	Long	09/2014	27	(0)	2	0
90-Day Eurodollar December Futures	Long	12/2015	713	136	36	0
90-Day Eurodollar December Futures	Long	12/2016	16	22	0	0
90-Day Eurodollar June Futures	Long	06/2015	1,394	523	87	0
90-Day Eurodollar June Futures	Long	06/2016	39	42	1	0
90-Day Eurodollar June Futures	Long	06/2017	16	22	0	0
90-Day Eurodollar March Futures	Long	03/2016	152	8	8	0
90-Day Eurodollar March Futures	Long	03/2017	10	14	0	0
90-Day Eurodollar September Futures	Long	09/2014	197	40	2	(1)
90-Day Eurodollar September Futures	Long	09/2015	260	59	16	0
90-Day Eurodollar September Futures	Long	09/2016	371	494	5	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	67	31	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	12	(3)	1	0

Total Futures Contracts				$1,377	$176	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$6,200	$57	$(3)	$0	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	147

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$52,500	$305	$(110)	$12	$0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	11,000	72	54	1	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	52,200	8,807	5,675	8	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	22,100	842	(455)	3	0

					$10,026	$5,164	$24	$0

Total Swap Agreements					$10,083	$5,161	$24	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $6,769 and cash of $839 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$176	$24	$200	$0		$(2)		$(3)	$(5)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	429		$	565	$0	$(15)
	10/2013		JPY	82,124			831	0	(5)
	12/2013		EUR	8,900			11,234	0	(809)
	03/2014			798			1,060	0	(20)

BPS	03/2014			3,492			4,603	0	(124)

BRC	11/2013			397			538	0	0

CBK	10/2013	$		844		EUR	633	12	0
	12/2013		MXN	106,132	$		8,029	0	(28)

DUB	10/2013		BRL	8,291			3,718	0	(23)
	10/2013	$		3,735		BRL	8,291	5	0
	10/2013			4,050		EUR	3,000	9	0
	11/2013		EUR	3,000	$		4,050	0	(9)
	01/2014		BRL	8,291			3,662	0	(2)

FBF	10/2013		EUR	3,082			4,042	0	(127)
	11/2013	$		3,796		BRL	8,812	150	0

GLM	10/2013		EUR	122	$		165	0	0
	12/2013		MXN	157,674			11,826	0	(148)
	02/2014		EUR	1,793			2,400	0	(26)
	03/2014			3,781			5,051	0	(67)

HUS	11/2013			7,859			10,614	0	(19)
	12/2013		MXN	60,904			4,676	47	0

JPM	10/2013		BRL	8,291			3,415	0	(326)
	10/2013	$		3,718		BRL	8,291	24	0
	12/2013		MXN	31,954	$		2,410	0	(16)

RBC	12/2013		CAD	9,161			8,865	0	(10)

RYL	12/2013		EUR	8,300			11,015	0	(216)
	12/2013		GBP	12,879			20,116	0	(723)
	03/2014		EUR	8,064			10,782	0	(133)

Total Forward Foreign Currency Contracts								$247	$(2,846)

148	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.614%	$ 1,700	$20	$(1)	$19	$0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%	100	1	0	1	0

BRC	China Government International Bond	1.000%	09/20/2016	0.456%	2,900	42	6	48	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.533%	700	8	2	10	0
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%	600	(22)	(2)	0	(24)

CBK	Indonesia Government International Bond	1.000%	09/20/2017	2.058%	400	(14)	(2)	0	(16)
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	500	(9)	13	4	0

DUB	Bank of America Corp.	1.000%	09/20/2014	0.317%	800	(16)	22	6	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.440%	400	6	0	6	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.560%	700	9	0	9	0

FBF	Indonesia Government International Bond	1.000%	09/20/2017	2.058%	400	(14)	(1)	0	(15)

GST	Japan Government International Bond	1.000%	12/20/2015	0.264%	1,700	(16)	44	28	0

HUS	China Government International Bond	1.000%	09/20/2016	0.456%	10,000	143	21	164	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%	100	1	0	1	0

UAG	Japan Government International Bond	1.000%	12/20/2015	0.264%	2,600	1	43	44	0

						$140	$145	$340	$(55)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	14,000	$(10)	$34	$24	$0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		1,000	(1)	1	0	0

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,000	0	2	2	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		26,000	(42)	24	0	(18)

JPM	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		17,000	(26)	14	0	(12)

							$(79)	$75	$26	$(30)

Total Swap Agreements							$61	$220	$366	$(85)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $2,547 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$0	$0	$20	$20	$(849)	$0	$0	$(849)	$(829)	$832	$3
BPS	0	0	0	0	(124)	0	0	(124)	(124)	0	(124)
BRC	0	0	82	82	0	0	(24)	(24)	58	0	58
CBK	12	0	4	16	(28)	0	(16)	(44)	(28)	0	(28)
DUB	14	0	21	35	(34)	0	0	(34)	1	(30)	(29)
FBF	150	0	0	150	(127)	0	(15)	(142)	8	0	8
GLM	0	0	0	0	(241)	0	0	(241)	(241)	342	101

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	149

Schedule of Investments PIMCO Total Return Fund IV (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
GST	$0	$0	$28	$28	$0	$0	$0	$0	$28	$0	$28
HUS	47	0	167	214	(19)	0	(18)	(37)	177	0	177
JPM	24	0	0	24	(342)	0	(12)	(354)	(330)	471	141
RBC	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
RYL	0	0	0	0	(1,072)	0	0	(1,072)	(1,072)	901	(171)
UAG	0	0	44	44	0	0	0	0	44	0	44

Total Over the Counter	$247	$0	$366	$613	$(2,846)	$0	$(85)	$(2,931)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$176	$176
Swap Agreements	0	0	0	0	24	24

	$0	$0	$0	$0	$200	$200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$247	$0	$247
Swap Agreements	0	340	0	0	26	366

	$0	$340	$0	$247	$26	$613

	$0	$340	$0	$247	$226	$813

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$0	$2	$5

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,846	$0	$2,846
Swap Agreements	0	55	0	0	30	85

	$0	$55	$0	$2,846	$30	$2,931

	$0	$58	$0	$2,846	$32	$2,936

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,588)	$(1,588)
Swap Agreements	0	209	0	0	1	210

	$0	$209	$0	$0	$(1,587)	$(1,378)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,431)	$0	$(1,431)
Swap Agreements	0	427	0	0	(25)	402

	$0	$427	$0	$(1,431)	$(25)	$(1,029)

	$0	$636	$0	$(1,431)	$(1,612)	$(2,407)

150	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,087	$1,087
Swap Agreements	0	(3)	0	0	5,319	5,316

	$0	$(3)	$0	$0	$6,406	$6,403

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,118)	$0	$(3,118)
Swap Agreements	0	(409)	0	0	32	(377)

	$0	$(409)	$0	$(3,118)	$32	$(3,495)

	$0	$(412)	$0	$(3,118)	$6,438	$2,908

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$128,774	$0	$128,774
Industrials	0	3,042	0	3,042
Utilities	0	9,543	0	9,543
Municipal Bonds & Notes
California	0	25,556	0	25,556
Mississippi	0	768	0	768
New York	0	14,792	0	14,792
Texas	0	16,255	0	16,255
Virginia	0	7,297	0	7,297
U.S. Government Agencies	0	399,046	0	399,046
U.S. Treasury Obligations	0	321,189	0	321,189
Mortgage-Backed Securities	0	54,130	0	54,130
Asset-Backed Securities	0	7,300	0	7,300
Sovereign Issues	0	36,689	0	36,689
Short-Term Instruments
Certificates of Deposit	0	13,358	0	13,358
Commercial Paper	0	32,820	0	32,820
Repurchase Agreements	0	1,385	0	1,385
Italy Treasury Bills	0	23,607	0	23,607
Mexico Treasury Bills	0	11,996	0	11,996
Spain Treasury Bills	0	27,445	0	27,445
U.S. Treasury Bills	0	905	0	905
	$0	$1,135,897	$0	$1,135,897

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$258,632	$0	$0	$258,632
Total Investments	$258,632	$1,135,897	$0	$1,394,529

Short Sales, at Value
U.S. Government Agencies	$0	$(5,423)	$0	$(5,423)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	176	24	0	200
Over the counter	0	613	0	613
	$176	$637	$0	$813

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(3)	0	(5)
Over the counter	0	(2,931)	0	(2,931)
	$(2)	$(2,934)	$0	$(2,936)

Totals	$258,806	$1,128,177	$0	$1,386,983

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,922	$0	$0	$(10)	$0	$(8)	$0	$(3,904)	$0	$0

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	151

Schedule of Investments PIMCO Unconstrained Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.3%

BANK LOAN OBLIGATIONS 1.0%
AES Corp.
3.750% due 05/27/2018		$15,372	$15,471
Biomet, Inc.
3.679% due 07/25/2017		9,800	9,840
Del Monte Foods Co.
4.000% due 03/08/2018		14,650	14,636
Dell, Inc.
3.750% due 09/24/2018		12,600	12,541
4.500% due 03/24/2020		34,600	34,085
5.000% due 11/06/2013		131,200	131,100
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		22,572	22,693
Hilton Hotels Corp.
3.555% due 11/12/2014 (f)		5,745	5,716
Penn National Gaming, Inc.
3.750% due 07/14/2018		4,377	4,389
Phillips-Van Heusen Corporation
3.250% due 02/13/2020		3,975	3,980
Springleaf Financial Funding Co.
4.750% due 09/30/2019		20,850	20,915
5.500% due 05/10/2017		15,184	15,226
WaveDivision Holdings LLC
4.000% - 5.250% due 10/15/2019		2,978	2,983

Total Bank Loan Obligations (Cost $292,169)			293,575

CORPORATE BONDS & NOTES 13.7%

BANKING & FINANCE 9.3%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		2,300	2,318
3.875% due 11/10/2014		3,200	3,303
4.000% due 04/27/2016		71,200	75,719
AGFC Capital Trust
6.000% due 01/15/2067		6,600	5,511
Ally Financial, Inc.
3.652% due 06/20/2014		70,200	71,257
8.000% due 03/15/2020		1,200	1,386
American Express Co.
7.000% due 03/19/2018		5,400	6,514
7.250% due 05/20/2014		1,000	1,042
American International Group, Inc.
3.750% due 11/30/2013		1,600	1,608
4.250% due 09/15/2014		29,000	29,964
5.450% due 05/18/2017		1,800	2,016
5.600% due 10/18/2016		1,500	1,678
6.765% due 11/15/2017	GBP	220	417
8.250% due 08/15/2018		$16,230	20,282
Aviation Loan Trust
2.364% due 12/15/2022		10,304	9,531
Banco Bradesco S.A.
2.363% due 05/16/2014		49,700	49,962
Banco Santander Chile
1.866% due 01/19/2016		25,000	25,188
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		235	216
Bank of America Corp.
0.528% due 10/14/2016		1,700	1,670
4.500% due 04/01/2015		5,700	5,989
5.650% due 05/01/2018		63,100	71,297
5.750% due 12/01/2017		5,940	6,708
6.000% due 09/01/2017		1,610	1,825

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 08/01/2016		$2,000	$2,269
7.375% due 05/15/2014		19,100	19,883
7.625% due 06/01/2019		11,500	14,122
Banque PSA Finance S.A.
2.174% due 04/04/2014		51,600	51,406
Barclays Bank PLC
1.308% due 01/13/2014		55,300	55,451
2.375% due 01/13/2014		76,300	76,718
7.700% due 04/25/2018 (e)		1,919	2,075
10.179% due 06/12/2021		7,380	9,599
Bear Stearns Cos. LLC
5.700% due 11/15/2014		700	739
6.400% due 10/02/2017		26,200	30,597
7.250% due 02/01/2018		52,900	63,433
Berkshire Hathaway Finance Corp.
3.000% due 05/15/2022		21,100	20,540
BPCE S.A.
2.375% due 10/04/2013		2,500	2,501
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,425
CIT Group, Inc.
4.750% due 02/15/2015		13,950	14,473
5.250% due 04/01/2014		8,400	8,558
CitiFinancial, Inc.
6.625% due 06/01/2015		100	108
Citigroup, Inc.
1.226% due 07/25/2016		56,100	56,637
3.953% due 06/15/2016		200	213
4.587% due 12/15/2015		2,600	2,783
6.000% due 08/15/2017		700	801
6.125% due 05/15/2018		6,640	7,689
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		22,800	22,914
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,030	15,068
Export-Import Bank of Korea
1.104% due 09/17/2016		3,900	3,902
4.000% due 01/29/2021		22,500	23,155
Ford Motor Credit Co. LLC
1.362% due 08/28/2014		9,700	9,750
3.984% due 06/15/2016		10,800	11,421
5.625% due 09/15/2015		600	650
5.875% due 08/02/2021		17,184	19,139
6.625% due 08/15/2017		14,500	16,726
7.000% due 10/01/2013		3,162	3,162
7.000% due 04/15/2015		1,158	1,259
8.000% due 06/01/2014		15,350	16,060
8.000% due 12/15/2016		2,600	3,081
8.700% due 10/01/2014		4,215	4,536
General Electric Capital Corp.
0.392% due 12/20/2013		4,000	4,001
Goldman Sachs Group, Inc.
0.525% due 11/15/2014	EUR	100	135
0.666% due 07/22/2015		$300	299
0.700% due 03/22/2016		850	843
4.500% due 05/09/2016	EUR	1,100	1,608
4.750% due 01/28/2014		30	41
5.250% due 07/27/2021		$9,500	10,272
5.375% due 03/15/2020		92,850	102,446
5.750% due 10/01/2016		200	223
5.950% due 01/18/2018		13,250	14,995
6.150% due 04/01/2018		21,500	24,620
HBOS PLC
5.374% due 06/30/2021	EUR	8,700	12,123
HSBC Bank USA N.A.
4.875% due 08/24/2020		$2,000	2,159
6.000% due 08/09/2017		18,800	21,341

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Finance Capital Trust
5.911% due 11/30/2035		$500	$513
HSBC Finance Corp.
0.518% due 01/15/2014		1,800	1,800
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	100	181
HSBC USA Capital Trust
7.808% due 12/15/2026		$1,000	1,020
HSBC USA, Inc.
2.375% due 02/13/2015		6,800	6,955
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,496
International Lease Finance Corp.
6.500% due 09/01/2014		78,200	81,523
6.625% due 11/15/2013		4,700	4,726
6.750% due 09/01/2016		70,400	77,616
7.125% due 09/01/2018		3,500	3,929
Intesa Sanpaolo SpA
2.662% due 02/24/2014		2,100	2,112
6.500% due 02/24/2021		61,000	63,565
JPMorgan Chase & Co.
3.450% due 03/01/2016		24,300	25,607
4.250% due 10/15/2020		125	131
4.400% due 07/22/2020		10,100	10,710
4.500% due 01/24/2022		11,200	11,707
4.625% due 05/10/2021		48,400	51,683
6.300% due 04/23/2019		1,300	1,525
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,116
6.000% due 10/01/2017		$22,000	25,198
Korea Development Bank
1.500% due 01/22/2018		22,500	21,747
3.000% due 09/14/2022		8,500	8,033
LBG Capital PLC
7.588% due 05/12/2020	GBP	11,000	18,698
7.867% due 12/17/2019		850	1,453
7.875% due 11/01/2020		$560	599
8.500% due 12/17/2021 (e)		3,600	3,782
9.334% due 02/07/2020	GBP	2,200	3,933
15.000% due 12/21/2019	EUR	1,100	2,188
Lloyds TSB Bank PLC
4.385% due 05/12/2017 (e)		600	683
12.000% due 12/16/2024 (e)		$58,100	77,999
Markel Corp.
3.625% due 03/30/2023		85	81
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		364	397
Merrill Lynch & Co., Inc.
0.525% due 05/30/2014	EUR	300	406
0.525% due 08/25/2014		1,300	1,759
5.000% due 02/03/2014		$5,000	5,072
5.000% due 01/15/2015		18,186	19,100
5.450% due 07/15/2014		4,500	4,666
6.400% due 08/28/2017		6,150	7,080
6.875% due 04/25/2018		25,450	30,029
6.875% due 11/15/2018		300	357
MetLife Institutional Funding
1.174% due 04/04/2014		17,500	17,577
Morgan Stanley
0.570% due 01/09/2014		2,000	2,000
2.875% due 07/28/2014		13,900	14,133
5.500% due 01/26/2020		9,000	9,975
5.500% due 07/24/2020		1,300	1,437
5.550% due 04/27/2017		940	1,043
5.750% due 10/18/2016		500	556
5.750% due 01/25/2021		75,500	83,967
5.950% due 12/28/2017		500	566

152	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/28/2015		$5,900	$6,333
6.250% due 08/28/2017		20,100	22,897
6.625% due 04/01/2018		3,500	4,068
6.750% due 10/15/2013		3,900	3,908
7.300% due 05/13/2019		19,700	23,605
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	27,862
Nordea Bank AB
4.875% due 01/14/2021		800	879
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,685
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	648
Petrobras Global Finance BV
3.000% due 01/15/2019		420	396
5.375% due 10/01/2029	GBP	14,000	20,568
Prudential Covered Trust
2.997% due 09/30/2015		$61,115	63,067
Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	57,949
QBE Capital Funding Ltd.
7.250% due 05/24/2041		32,700	34,516
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (e)		4,600	4,692
5.260% due 12/31/2013 (e)		300	303
Rabobank Group
4.500% due 01/11/2021		24,500	26,228
6.875% due 03/19/2020	EUR	11,300	16,950
8.375% due 07/26/2016 (e)		$2,000	2,148
8.400% due 06/29/2017 (e)		2,000	2,175
11.000% due 06/30/2019 (e)		300	393
RBS Capital Trust
2.113% due 12/31/2013 (e)		900	794
2.321% due 12/30/2013 (e)	EUR	1,150	1,299
5.512% due 09/30/2014 (e)		$2,000	1,855
RCI Banque S.A.
2.139% due 04/11/2014		21,500	21,561
4.600% due 04/12/2016		14,400	15,203
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	182
6.400% due 10/21/2019		52,650	60,262
6.666% due 10/05/2017 (e)	CAD	5,200	4,817
6.990% due 10/05/2017 (e)		$20,945	21,783
7.387% due 12/29/2049 (e)	GBP	939	1,136
7.648% due 09/30/2031 (e)		$2,125	2,199
Royal Bank of Scotland NV
0.958% due 03/09/2015		4,500	4,389
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	12,287
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		5,000	5,150
SLM Corp.
0.566% due 01/27/2014		22,600	22,490
6.250% due 01/25/2016		19,600	20,948
8.450% due 06/15/2018		8,430	9,547
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	4,300	5,818
5.750% due 09/15/2016		$900	932
SSIF Nevada LP
0.968% due 04/14/2014		800	803
Standard Chartered PLC
3.950% due 01/11/2023		13,835	13,044
Stone Street Trust
5.902% due 12/15/2015		29,800	32,267
UBS AG
4.875% due 08/04/2020		6,386	7,152
5.875% due 12/20/2017		345	399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.625% due 08/17/2022		$49,700	$55,056
Union Bank N.A.
2.625% due 09/26/2018		19,600	19,812
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		36,500	37,777
Waha Aerospace BV
3.925% due 07/28/2020		35,770	37,573
Weyerhaeuser Co.
7.375% due 10/01/2019		20,336	24,835
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (e)	EUR	1,200	1,761

			2,676,180

INDUSTRIALS 2.3%
Altria Group, Inc.
4.125% due 09/11/2015		$6,600	7,005
9.700% due 11/10/2018		715	946
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		31,875	29,431
Arcelik A/S
5.000% due 04/03/2023		5,200	4,492
Audatex North America, Inc.
6.750% due 06/15/2018		1,300	1,385
Aviation Capital Group Corp.
3.875% due 09/27/2016		30,700	31,122
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,642
Barrick Gold Corp.
1.750% due 05/30/2014		800	803
4.100% due 05/01/2023		175	154
Barrick North America Finance LLC
4.400% due 05/30/2021		16,800	15,640
Boston Scientific Corp.
6.000% due 01/15/2020		5,000	5,728
Braskem Finance Ltd.
5.750% due 04/15/2021		1,000	985
BRF S.A.
5.875% due 06/06/2022		7,200	7,182
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,269
California Institute of Technology
4.700% due 11/01/2111		7,000	6,260
CBS Corp.
8.875% due 05/15/2019		5,000	6,401
Centex Corp.
6.500% due 05/01/2016		4,500	4,995
CNOOC Finance Ltd.
3.000% due 05/09/2023		260	234
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,837
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		478	511
CSN Resources S.A.
6.500% due 07/21/2020		100	100
CSX Corp.
6.250% due 03/15/2018		600	704
D.R. Horton, Inc.
5.625% due 01/15/2016		2,500	2,675
6.500% due 04/15/2016		4,330	4,741
Daimler Finance North America LLC
0.858% due 03/28/2014		37,400	37,502
6.500% due 11/15/2013		5,000	5,034
Dell, Inc.
0.848% due 04/01/2014		1,554	1,547
Deluxe Corp.
5.125% due 10/01/2014		6,900	7,107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Transfer Partners LP
3.600% due 02/01/2023		$140	$131
ERAC USA Finance LLC
3.300% due 10/15/2022		65	62
Flextronics International Ltd.
4.625% due 02/15/2020		6,500	6,338
5.000% due 02/15/2023		17,600	16,808
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		575	634
General Electric Co.
2.700% due 10/09/2022		20,400	19,289
Harvest Operations Corp.
2.125% due 05/14/2018		6,500	6,322
6.875% due 10/01/2017		5,500	5,913
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		9,900	9,467
HCA, Inc.
5.750% due 03/15/2014		5,000	5,106
6.500% due 02/15/2020		7,600	8,256
7.875% due 02/15/2020		10,000	10,806
KB Home
5.875% due 01/15/2015		1,200	1,254
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		9,000	9,900
Masco Corp.
4.800% due 06/15/2015		3,000	3,150
5.850% due 03/15/2017		1,700	1,849
6.125% due 10/03/2016		5,000	5,556
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	10,607
McKesson Corp.
7.500% due 02/15/2019		5,000	6,217
New York Times Co.
5.000% due 03/15/2015		2,000	2,088
Pactiv LLC
8.125% due 06/15/2017		5,000	5,250
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	29,838
Pearson Funding PLC
3.750% due 05/08/2022		210	203
PepsiCo, Inc.
0.465% due 07/30/2015		5,400	5,406
Petrobras International Finance Co.
7.875% due 03/15/2019		10,600	12,257
PulteGroup, Inc.
5.200% due 02/15/2015		4,715	4,927
Reynolds American, Inc.
6.750% due 06/15/2017		300	347
7.625% due 06/01/2016		500	586
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,061
7.125% due 04/15/2019		8,700	9,287
7.875% due 08/15/2019		2,375	2,624
Rohm & Haas Co.
6.000% due 09/15/2017		700	804
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,532
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	5,016
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,857
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,591
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	4,160
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,876

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	153

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toll Brothers Finance Corp.
8.910% due 10/15/2017	$1,700	$2,032
Total Capital International S.A.
0.835% due 08/10/2018	8,400	8,450
Transocean, Inc.
6.500% due 11/15/2020	28,500	31,869
Tyson Foods, Inc.
4.500% due 06/15/2022	235	244
UAL Pass-Through Trust
10.400% due 05/01/2018	11,285	12,646
United Airlines, Inc.
6.750% due 09/15/2015	10,000	10,350
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	500	90
Vale S.A.
5.625% due 09/11/2042	132	116
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	2,200	2,558
Volkswagen International Finance NV
0.858% due 04/01/2014	900	902
1.875% due 04/01/2014	89,900	90,491
Volvo Treasury AB
5.950% due 04/01/2015	20,000	21,355
WellPoint, Inc.
3.125% due 05/15/2022	240	228
Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,224
Williams Cos., Inc.
3.700% due 01/15/2023	6,400	5,794
WPP Finance UK
5.875% due 06/15/2014	18,751	19,375
Wynn Las Vegas LLC
7.750% due 08/15/2020	29,850	33,656
7.875% due 11/01/2017	3,125	3,258

		668,445

UTILITIES 2.1%
AES Corp.
7.375% due 07/01/2021	725	801
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,000	6,062
BP Capital Markets PLC
3.625% due 05/08/2014	4,900	4,998
4.500% due 10/01/2020	26,300	28,467
Dominion Resources, Inc.
4.450% due 03/15/2021	35,000	37,575
7.500% due 06/30/2066	5,000	5,353
Duke Energy Corp.
3.950% due 09/15/2014	300	310
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	4,400	4,949
6.400% due 09/15/2020	44,362	51,240
Embarq Corp.
7.995% due 06/01/2036	3,800	3,878
Enel Finance International NV
3.875% due 10/07/2014	8,800	9,015
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020	5,000	5,196
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	4,000	4,390
6.510% due 03/07/2022	13,800	14,835
8.125% due 07/31/2014	700	742
8.146% due 04/11/2018	12,250	14,257
9.250% due 04/23/2019	700	865

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Midwest Generation LLC
8.560% due 01/02/2016 ^	$1,625	$1,601
Petroleos Mexicanos
4.875% due 01/18/2024	90	90
5.500% due 01/21/2021	5,500	5,912
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	4,200	4,389
Rosneft Finance S.A.
6.625% due 03/20/2017	6,200	6,835
7.500% due 07/18/2016	4,500	5,046
7.875% due 03/13/2018	4,400	5,093
Telefonica Chile S.A.
3.875% due 10/12/2022	200	179
Verizon Communications, Inc.
1.782% due 09/15/2016	34,900	35,962
2.002% due 09/14/2018	11,100	11,686
2.500% due 09/15/2016	55,900	57,669
3.650% due 09/14/2018	43,800	46,214
4.500% due 09/15/2020	36,400	38,774
5.150% due 09/15/2023	29,900	32,123
6.400% due 09/15/2033	50,500	56,238
6.550% due 09/15/2043	90,400	102,399

		603,143

Total Corporate Bonds & Notes (Cost $3,729,680)		3,947,768

MUNICIPAL BONDS & NOTES 2.8%

ALASKA 0.1%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	21,000	24,084

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,377

CALIFORNIA 1.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,135
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,232
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	915
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2,500	3,175
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	42,500	56,017
7.950% due 03/01/2036	48,325	56,002
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	400	406
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	777
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	27,454
6.200% due 03/01/2019	30,000	35,088
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	5,000	5,529
7.804% due 03/01/2035	2,100	2,428

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	$900	$1,032
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	2,702
5.300% due 06/01/2037	1,100	828
5.750% due 06/01/2047	3,725	2,862
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	19,000	22,620
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,913
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,213
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,500	6,475
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	25,000	27,253
6.166% due 07/01/2040	13,500	14,178
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	15,493
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	6,278
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	9,000	9,784
Metropolitan Water District of Southern California Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 10/01/2036	85	85
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,355
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	784
San Mateo Union High School District, California General Obligation Bonds, Series 2011
0.000% due 09/01/2041 (c)	7,500	2,493
0.000% due 09/01/2046 (c)	12,930	4,227
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	3,085	3,125
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	846
6.583% due 05/15/2049	10,300	12,102
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	7,705
6.548% due 05/15/2048	1,900	2,231
University of California Revenue Bonds, Series 2013
2.750% due 05/15/2023	11,635	10,703
2.900% due 05/15/2024	9,850	8,920
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	1,000	938
2.570% due 05/15/2022	1,000	931

		363,234

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	200	202

154	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	$19,300	$19,920

		20,122

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2024	11,250	13,089
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	166

		13,255

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	300	302
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	7,000	7,585

		7,887

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,800	8,959

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	26,300	29,591
Chicago, Illinois General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2032	1,820	1,700
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.932% due 01/01/2019	350	370

		31,661

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,162
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	3,000	3,498

		10,660

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
2.622% due 07/01/2020	450	452
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,651

		8,103

MINNESOTA 0.0%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	8,938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	$1,500	$1,529

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	12,900	14,495
5.000% due 03/01/2025	25,800	28,748

		43,243

NEW YORK 0.5%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	652
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	8,000	8,795
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	2,200	2,467
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	4,977
5.687% due 12/01/2023	6,470	7,602
5.887% due 12/01/2024	3,845	4,485
6.246% due 06/01/2035	7,300	7,904
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	11,770	13,643
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	10,800	12,451
5.000% due 03/01/2025	3,055	3,483
5.000% due 03/01/2026	4,000	4,484
5.000% due 08/01/2027	9,300	10,308
New York City, New York General Obligation Notes, (BABs), Series 2010
4.787% due 12/01/2018	4,525	5,044
4.937% due 12/01/2019	5,875	6,702
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,778
4.905% due 11/01/2024	300	328
5.075% due 11/01/2025	1,500	1,652
5.808% due 08/01/2030	5,000	5,541
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	8,000	8,297
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.000% due 06/15/2037	210	216
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,620
5.750% due 06/01/2043	6,100	6,131
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 02/15/2042	2,000	2,075
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	400	448
5.000% due 03/15/2027	400	444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	$400	$440

		126,967

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,337

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	500	649
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	1,731
5.875% due 06/01/2030	1,300	1,035
5.875% due 06/01/2047	25,525	19,155
6.500% due 06/01/2047	9,295	7,567

		30,137

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,827
5.501% due 06/15/2023	3,500	3,833
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	331

		7,991

SOUTH CAROLINA 0.0%
South Carolina State Public Service Authority Revenue Notes, Series 2011
0.883% due 06/02/2014	1,600	1,602

TEXAS 0.1%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2008
5.000% due 10/01/2037	360	372
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2035	5,800	5,626
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.089% due 02/15/2031	100	125
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2024	900	1,042
North Texas Tollway Authority Revenue Bonds, Series 2011
0.000% due 09/01/2037	15,000	3,709
0.000% due 09/01/2043	3,800	583
5.500% due 09/01/2041	7,500	8,093
San Antonio, Texas City Public Service Board Revenue Bonds, Series 2008
5.000% due 02/01/2032	210	224
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,733
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	531

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	155

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	$2,700	$2,968

		28,006

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	722

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,092
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	14,586
2.803% due 07/01/2021	8,500	8,276
2.953% due 07/01/2022	15,000	14,419
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	12,307

		53,680

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,715	4,517

Total Municipal Bonds & Notes (Cost $750,734)		802,011

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.239% due 07/25/2037	232	217
0.252% due 12/25/2036	163	160
0.279% due 01/25/2021	16	16
0.299% due 03/25/2034	195	192
0.309% due 03/25/2036	81	74
0.329% due 08/25/2034	72	71
0.379% due 10/27/2037	400	400
0.479% due 12/25/2028	11	11
0.529% due 03/25/2037 - 09/25/2042	859	858
0.629% due 10/18/2030	6	6
0.679% due 03/25/2017	14	14
0.829% due 05/25/2030	50	49
1.079% due 04/25/2032	4	4
1.359% due 08/01/2042 - 09/01/2044	431	446
1.625% due 11/27/2018	22,400	22,345
1.625% due 11/25/2023	59	61
1.875% due 09/18/2018	9,900	10,024
2.220% due 05/01/2036	236	251
2.244% due 12/01/2034	84	88
2.253% due 08/01/2029	20	21
2.260% due 06/01/2035	156	166
2.314% due 01/01/2036	285	301
2.357% due 09/01/2031	28	30
2.363% due 09/01/2034	40	43
2.373% due 06/01/2030	1	1
2.381% due 12/01/2034	76	81
2.412% due 09/01/2039	29	31
2.425% due 03/01/2036	397	422
2.492% due 11/01/2034	713	758
2.500% due 11/01/2021 - 03/01/2043	2,091	2,152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 09/01/2022 (h)	$26,945	$27,745
2.506% due 02/01/2036	110	117
2.591% due 09/01/2035	1,322	1,408
2.655% due 12/01/2035	7	8
3.134% due 05/01/2036	33	34
3.500% due 03/01/2020 - 11/01/2043	500,227	509,766
4.000% due 03/01/2040 - 11/01/2043	981,189	1,027,538
4.330% due 08/01/2028	8	8
4.394% due 03/01/2027	2	2
4.419% due 12/01/2036	67	71
4.500% due 11/01/2024 - 01/01/2025	1,175	1,252
5.000% due 06/01/2018 - 06/01/2040	10,819	11,599
5.610% due 01/25/2032	107	112
5.703% due 02/25/2033	284	288
6.000% due 04/25/2043 - 07/25/2044	208	237
6.473% due 10/25/2031	53	56
6.500% due 06/01/2036 - 10/01/2038	9,063	10,071
6.589% due 10/25/2031	337	376
7.500% due 12/25/2019 - 06/01/2031	348	389
8.500% due 10/25/2019	6	7
9.000% due 12/25/2019	38	43
Federal Housing Administration
6.896% due 07/01/2020	807	784
7.430% due 02/01/2023	5	5
7.465% due 11/01/2019	41	40
Financing Corp.
0.000% due 10/05/2018 - 09/26/2019	5,464	4,998
Freddie Mac
0.382% due 10/15/2020	19	19
0.532% due 12/15/2029	117	117
0.682% due 01/15/2032	24	24
1.132% due 10/15/2020	2	2
1.250% due 10/02/2019	50,000	47,870
1.359% due 10/25/2044	481	495
1.554% due 07/25/2044	4,256	4,335
1.734% due 10/25/2021 (a)	37,536	3,716
2.067% due 09/01/2035	22	23
2.348% due 12/01/2032	12	12
2.421% due 08/01/2035	39	41
2.462% due 09/01/2035	11	12
2.586% due 03/01/2036	197	209
2.829% due 05/01/2025	4	4
4.000% due 11/01/2040 - 02/01/2041	11,637	12,181
4.500% due 02/15/2020 - 09/01/2041	3,206	3,419
5.000% due 03/15/2021 - 04/01/2030	14,876	16,006
5.500% due 03/01/2023	16	17
6.500% due 10/25/2043	124	146
6.555% due 09/25/2029	213	217
7.002% due 11/25/2030	67	68
7.500% due 08/15/2030	34	40
7.884% due 12/25/2030	184	189
Ginnie Mae
0.480% due 05/20/2037	2,319	2,323
0.682% due 04/16/2032	17	17
0.732% due 12/16/2025	71	71
1.625% due 12/20/2021 - 04/20/2030	278	290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 09/20/2023 - 07/20/2030	$57	$60
2.000% due 06/20/2021 - 10/20/2027	111	116
2.500% due 10/20/2027 - 03/15/2043	68,627	69,334
3.500% due 11/20/2017 - 07/15/2042	1,004	1,036
4.000% due 12/20/2017	3	3
4.500% due 08/15/2033 - 01/15/2042	86,156	92,976
5.000% due 01/15/2039 - 05/15/2039	7,057	7,689
5.500% due 10/15/2034 - 11/01/2043	1,170	1,283
6.000% due 06/20/2038	117	122
7.500% due 08/20/2029	89	104
8.000% due 03/20/2030	25	31
8.500% due 04/20/2030 - 07/20/2030	2	2
NCUA Guaranteed Notes
0.712% due 03/09/2021	14,061	14,156
Overseas Private Investment Corp.
0.000% due 12/14/2014 - 11/17/2017	18,213	20,930
Residual Funding Corp. Strips
0.000% due 10/15/2019	12,600	11,166
Small Business Administration
4.760% due 09/01/2025	179	192
5.600% due 09/01/2028	534	595
6.220% due 12/01/2028	593	669
7.190% due 12/01/2019	117	128
7.200% due 10/01/2019	517	566
Tennessee Valley Authority
5.250% due 09/15/2039	5,000	5,469

Total U.S. Government Agencies (Cost $1,915,869)		1,954,737

U.S. TREASURY OBLIGATIONS 33.5%
U.S. Treasury Bonds
2.750% due 11/15/2042 (j)	20,200	16,719
3.000% due 05/15/2042	22,000	19,276
3.125% due 11/15/2041	1,100	992
3.500% due 02/15/2039 (j)	76,800	75,312
3.750% due 08/15/2041 (j)(l)	166,700	169,422
3.875% due 08/15/2040	300	313
4.250% due 05/15/2039	807	896
4.375% due 02/15/2038	36,300	41,090
4.375% due 05/15/2040	22,800	25,787
4.500% due 08/15/2039	44,200	51,013
6.250% due 08/15/2023	70,200	92,977
7.125% due 02/15/2023	37,900	52,786
7.250% due 08/15/2022	32,350	45,083
7.500% due 11/15/2024	46,400	67,809
7.625% due 11/15/2022	55,300	79,126
7.875% due 02/15/2021 (j)	51,600	72,393
8.000% due 11/15/2021	80,372	115,092
8.125% due 05/15/2021	33,000	47,107
8.125% due 08/15/2021	35,400	50,810
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)	174,668	172,655
0.125% due 07/15/2022	286,755	282,745
0.125% due 01/15/2023	75,495	73,502
0.375% due 07/15/2023	49,485	49,265
0.750% due 02/15/2042	205,412	176,157
1.125% due 01/15/2021	42,575	45,872
1.250% due 07/15/2020	138,280	151,433

156	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 01/15/2026	$49,666	$57,384
2.125% due 02/15/2041 (j)	74,134	87,965
2.375% due 01/15/2025	35,876	42,874
2.375% due 01/15/2027	119,654	144,174
U.S. Treasury Notes
0.125% due 07/31/2014	64,300	64,319
0.125% due 12/31/2014	311,100	310,966
0.250% due 03/31/2014	24,100	24,124
0.250% due 04/30/2014	71,800	71,877
0.250% due 05/31/2014 (l)	221,900	222,147
0.250% due 06/30/2014	253,405	253,707
0.250% due 08/31/2014	165,500	165,710
0.250% due 09/15/2014	30,800	30,843
0.250% due 09/30/2014	5,700	5,708
0.250% due 02/15/2015	24,500	24,521
0.250% due 07/31/2015	1,913,790	1,912,632
0.500% due 08/15/2014	394,600	395,949
0.625% due 07/15/2014	324,374	325,736
0.625% due 08/31/2017 (l)	17,700	17,431
0.625% due 11/30/2017	118,400	116,032
0.750% due 06/15/2014	146,900	147,589
0.750% due 03/31/2018	14,000	13,707
0.875% due 01/31/2017	58,300	58,459
0.875% due 02/28/2017	28,800	28,850
0.875% due 04/30/2017	7,900	7,896
1.000% due 06/30/2019	37,300	35,965
1.000% due 09/30/2019	21,500	20,603
1.000% due 11/30/2019	71,300	68,036
1.250% due 04/15/2014	30,900	31,097
1.250% due 04/30/2019	22,700	22,294
1.250% due 02/29/2020	8,400	8,087
1.375% due 06/30/2018 (h)	574,200	575,927
1.375% due 07/31/2018 (h)	301,100	301,723
1.375% due 02/28/2019 (h)	2,000	1,985
1.500% due 07/31/2016	155,900	159,877
1.500% due 03/31/2019	6,500	6,482
1.625% due 08/15/2022 (l)	41,992	39,141
1.625% due 11/15/2022	172,995	160,250
1.750% due 05/15/2022	496,355	470,354
1.875% due 02/28/2014	39,800	40,102
1.875% due 08/31/2017	200	207
1.875% due 06/30/2020	20,800	20,711
2.000% due 11/15/2021	128,500	125,669
2.125% due 08/31/2020	10,300	10,393
2.125% due 08/15/2021	82,690	82,051
2.250% due 05/31/2014	69,700	70,701
2.250% due 03/31/2016 (j)(l)	15,200	15,882
2.250% due 07/31/2018	204,100	212,918
2.625% due 06/30/2014	279,200	284,484
2.625% due 07/31/2014	150,900	154,065
2.625% due 08/15/2020	11,981	12,509
2.625% due 11/15/2020	7,800	8,115
3.125% due 05/15/2021	203,400	217,471
3.625% due 08/15/2019	64	71
4.000% due 02/15/2015	5,250	5,524
4.250% due 11/15/2014 (h)	5,250	5,492
4.250% due 08/15/2015	5,250	5,637
4.500% due 02/15/2016	5,250	5,756
4.875% due 08/15/2016	5,250	5,890

Total U.S. Treasury Obligations (Cost $9,871,719)		9,691,701

MORTGAGE-BACKED SECURITIES 7.5%
Adjustable Rate Mortgage Trust
2.865% due 09/25/2035	31	27
5.129% due 10/25/2035	4,882	4,446

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Alternative Loan Trust
0.929% due 08/25/2035	$269	$219
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,878	1,908
American Home Mortgage Assets Trust
0.369% due 05/25/2046	1,001	707
0.389% due 10/25/2046	1,333	846
0.449% due 11/25/2035	1,218	988
1.079% due 11/25/2046	12,200	6,577
1.093% due 10/25/2046	5,575	3,979
1.113% due 09/25/2046	2,149	1,483
1.123% due 10/25/2046	216	164
American Home Mortgage Investment Trust
1.873% due 09/25/2045	1,478	1,392
2.173% due 10/25/2034	84	83
2.393% due 02/25/2045	2,035	2,043
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	576	631
6.000% due 01/25/2036	1,761	1,387
Banc of America Commercial Mortgage Trust
5.742% due 04/10/2049	7,012	7,696
Banc of America Funding Corp.
0.410% due 06/20/2047	18,770	17,448
0.459% due 07/25/2037	6,807	5,575
0.460% due 06/20/2047	2,000	1,232
0.469% due 07/25/2037	9,400	7,705
0.579% due 05/25/2037	697	468
2.666% due 05/25/2035	49	49
5.320% due 05/20/2036	2,040	1,905
5.362% due 06/20/2037	553	524
5.500% due 09/25/2034	3,865	4,028
5.568% due 01/20/2047 ^	920	738
5.737% due 10/20/2046	5,002	4,474
5.806% due 03/25/2037 ^	42	35
6.000% due 03/25/2037 ^	5,213	4,632
Banc of America Large Loan Trust
2.482% due 11/15/2015	147,583	147,874
Banc of America Mortgage Trust
2.753% due 09/25/2034	1,863	1,852
2.867% due 05/25/2034	2,061	2,022
2.924% due 02/25/2034	266	263
2.928% due 02/25/2036 ^	114	97
2.991% due 01/25/2035	641	629
6.500% due 10/25/2031	8	8
6.500% due 09/25/2033	171	177
BCAP LLC Trust
2.423% due 05/26/2036	1,856	1,895
2.630% due 10/26/2036	433	14
4.000% due 04/26/2037	1,287	1,276
5.238% due 03/26/2037	12,546	11,579
5.250% due 02/26/2036	6,817	6,239
5.250% due 04/26/2037	15,976	14,932
5.250% due 06/26/2037	3,263	3,259
5.478% due 07/26/2035	1,632	1,677
10.334% due 04/26/2037	4,000	1,371
10.837% due 02/26/2036	3,521	1,272
15.061% due 06/26/2036	5,046	1,007
BCRR Trust
5.993% due 08/17/2045	6,890	7,613
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	372	374
2.370% due 02/25/2036	666	516
2.430% due 10/25/2035	929	899
2.473% due 04/25/2034	221	218
2.600% due 03/25/2035	1,510	1,529
2.604% due 08/25/2033	818	828
2.636% due 10/25/2033	41	41

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.655% due 11/25/2034		$441	$438
2.729% due 02/25/2033		21	21
2.731% due 01/25/2035		957	946
2.751% due 08/25/2035 ^		3,051	2,544
2.757% due 10/25/2034		138	116
2.793% due 03/25/2035		2,827	2,832
2.832% due 05/25/2034		104	99
2.872% due 05/25/2047 ^		1,017	829
2.907% due 07/25/2034		203	199
2.960% due 02/25/2033		19	17
2.960% due 01/25/2034		704	701
2.974% due 02/25/2034		67	66
3.040% due 05/25/2034		37	35
3.169% due 11/25/2034		14	15
Bear Stearns Alt-A Trust
0.339% due 02/25/2034		160	157
0.349% due 08/25/2036		1,638	918
0.379% due 02/25/2034		257	166
0.499% due 08/25/2036		4,447	2,884
0.859% due 09/25/2034		251	247
0.879% due 09/25/2034		2,104	2,029
2.434% due 01/25/2036 ^		3,280	2,275
2.449% due 03/25/2036		3,568	2,493
2.611% due 08/25/2036 ^		33	21
2.638% due 11/25/2036		5,934	3,976
2.667% due 05/25/2035		7,145	7,092
2.677% due 11/25/2035 ^		313	235
2.678% due 11/25/2036		41,601	29,053
2.771% due 03/25/2036		1,063	670
4.577% due 11/25/2036 ^		1,329	931
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036		2,949	2,336
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		472	366
2.759% due 12/26/2046		1,971	1,211
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	18,258	22,625
Chase Mortgage Finance Trust
2.665% due 03/25/2037		$205	182
2.701% due 02/25/2037		590	595
2.820% due 02/25/2037		239	238
2.841% due 07/25/2037		186	186
2.842% due 02/25/2037		2,727	2,664
Chaseflex Trust
0.479% due 07/25/2037		1,446	1,072
0.639% due 07/25/2037 ^		730	439
5.030% due 08/25/2037		5,077	3,945
6.000% due 02/25/2037 ^		1,512	1,272
Chevy Chase Funding LLC
0.409% due 05/25/2036		3,129	2,536
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037		594	597
6.000% due 09/25/2037		975	1,002
Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043		13	13
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		1,265	1,259
2.270% due 09/25/2035		362	359
2.290% due 09/25/2035		5,314	5,228
2.622% due 08/25/2035		3,317	3,127
2.719% due 11/25/2036 ^		1,662	1,231
2.810% due 02/25/2034		417	408
2.890% due 09/25/2037 ^		850	691
7.111% due 09/25/2037 ^		7,430	6,583
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		2,482	1,992
6.000% due 06/25/2037		1,665	1,337
6.000% due 10/25/2037 ^		14,510	12,848

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	157

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Alternative Loan Trust
0.299% due 06/25/2036	$3,124	$2,200
0.319% due 04/25/2047	7,993	6,299
0.339% due 02/25/2047	488	394
0.349% due 01/25/2037 ^	477	380
0.359% due 05/25/2047	16,789	12,889
0.360% due 02/20/2047	6,864	4,571
0.369% due 09/25/2046 ^	341	222
0.369% due 11/25/2046	338	231
0.375% due 12/20/2046	39,163	26,386
0.379% due 05/25/2036	225	161
0.379% due 06/25/2037	51	40
0.390% due 03/20/2046	4,228	2,909
0.390% due 07/20/2046 ^	840	471
0.410% due 07/20/2035	101	86
0.429% due 09/25/2046 ^	869	167
0.459% due 12/25/2035	698	563
0.459% due 02/25/2037	765	556
0.479% due 01/25/2036	9,390	6,409
0.499% due 11/25/2035	13,636	9,917
0.500% due 11/20/2035	7,152	5,515
0.529% due 05/25/2037 ^	114	75
0.549% due 02/25/2037	22,184	12,896
0.579% due 05/25/2036	5,445	3,871
0.629% due 09/25/2035	7,792	5,503
0.679% due 12/25/2035 ^	10,354	7,653
0.679% due 05/25/2037 ^	2,768	1,846
0.879% due 05/25/2036	3,177	1,859
0.889% due 07/25/2036	2,536	1,469
0.964% due 08/25/2046	3,859	2,663
0.979% due 12/25/2035	1,944	1,514
1.079% due 12/25/2036 ^	11,478	7,402
1.099% due 12/25/2035	1,668	1,191
1.153% due 02/25/2036	26	21
1.633% due 01/25/2036	2,197	1,948
2.735% due 06/25/2037	7,333	5,960
3.889% due 08/25/2036	47	47
4.500% due 09/25/2018	3,451	3,589
4.973% due 10/25/2035 ^	1,446	1,137
5.250% due 10/25/2033	2,371	2,448
5.250% due 06/25/2035	59	51
5.500% due 04/25/2035	1,000	990
5.500% due 10/25/2035	1,460	1,289
5.500% due 11/25/2035	1,806	1,563
5.500% due 11/25/2035 ^	4,050	3,504
5.500% due 01/25/2036	1,294	1,120
5.500% due 03/25/2036	138	107
5.750% due 02/25/2035	1,589	1,501
5.750% due 07/25/2035	5,300	4,564
6.000% due 04/25/2036 ^	1,850	1,526
6.000% due 05/25/2036 ^	1,489	1,147
6.000% due 05/25/2036	950	731
6.000% due 02/25/2037	1,266	924
6.000% due 02/25/2037 ^	3,012	2,148
6.000% due 03/25/2037 ^	2,462	1,971
6.000% due 04/25/2037	11,955	9,252
6.000% due 05/25/2037 ^	1,809	1,401
6.000% due 08/25/2037	1,457	1,150
6.250% due 11/25/2036 ^	1,392	1,192
6.500% due 06/25/2036 ^	215	165
6.500% due 09/25/2037	2,351	1,830
Countrywide Home Loan Mortgage Pass-Through Trust
0.379% due 04/25/2046	2,538	1,914
0.469% due 04/25/2035	893	745
0.499% due 03/25/2035	8,570	6,041
0.509% due 02/25/2035	149	129
0.519% due 02/25/2035	186	160
0.519% due 06/25/2035	3,748	3,270

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.549% due 02/25/2035		$2,793	$2,214
0.579% due 11/25/2034		101	92
0.939% due 09/25/2034		14	13
2.243% due 07/25/2034		636	626
2.423% due 02/20/2036		1,967	1,507
2.607% due 09/20/2036 ^		3,949	2,681
2.656% due 03/25/2037 ^		321	215
2.661% due 06/20/2035		57	44
2.662% due 05/20/2036		6,001	3,995
2.664% due 11/19/2033		77	73
2.666% due 08/25/2034		1,345	1,244
2.744% due 06/25/2033		774	731
2.771% due 09/25/2034		67	51
2.783% due 02/20/2036		1,339	1,172
2.823% due 08/25/2034		504	454
2.859% due 11/25/2034		171	159
5.500% due 03/25/2035		1,480	1,500
5.500% due 11/25/2035 ^		311	297
5.750% due 07/25/2037 ^		28,892	27,244
6.000% due 02/25/2036		1,578	1,331
6.000% due 03/25/2036 ^		16	14
6.000% due 05/25/2036 ^		9,199	8,150
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		39,244	41,809
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		219,000	3,763
0.822% due 03/25/2032		127	116
2.334% due 06/25/2033		57	55
2.385% due 07/25/2033		8	8
2.455% due 08/25/2033		86	86
6.000% due 01/25/2036		3,717	2,777
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		496	530
Credit Suisse Mortgage Capital Certificates
0.449% due 02/27/2036		1,466	1,407
2.725% due 02/26/2036		1,761	1,704
5.274% due 07/27/2037		4,116	2,893
5.383% due 02/15/2040		4,295	4,640
5.467% due 09/18/2039		2,339	2,568
CSMC Mortgage-Backed Trust
6.250% due 08/25/2036 ^		2,196	1,933
7.000% due 08/25/2037		1,977	1,284
DECO Series
0.669% due 01/27/2020	GBP	2,375	3,672
Deutsche ALT-A Securities, Inc.
0.279% due 08/25/2037		$1,916	1,315
0.329% due 03/25/2037 ^		1,849	1,086
0.509% due 02/25/2036		13,415	8,978
1.784% due 08/25/2035 ^		709	536
Downey Savings & Loan Association Mortgage Loan Trust
0.441% due 08/19/2045		49	43
1.078% due 03/19/2046 ^		1,934	1,307
2.641% due 07/19/2044		766	744
EF Hutton Trust
9.950% due 10/20/2018		17	18
EMF-NL
1.019% due 04/17/2041	EUR	7,315	8,448
1.219% due 07/17/2041		1,200	1,211
Eurosail PLC
1.719% due 10/17/2040		4,427	5,891
First Horizon Alternative Mortgage Securities
2.193% due 09/25/2034		$759	753
2.238% due 09/25/2035		1,469	1,311
2.279% due 03/25/2035		89	70
2.316% due 06/25/2036		1,765	1,345
6.000% due 08/25/2036 ^		2,706	2,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		$3,974	$3,848
First Horizon Mortgage Pass-Through Trust
2.545% due 02/25/2034		899	903
2.597% due 10/25/2035		7,172	6,181
2.614% due 08/25/2035		774	728
First Republic Mortgage Loan Trust
0.532% due 11/15/2031		1,113	1,100
GMAC Commercial Mortgage Securities, Inc.
1.024% due 04/15/2034 (a)		3,370	3
Granite Master Issuer PLC
0.731% due 12/20/2054	GBP	1,557	2,481
Granite Mortgages PLC
0.766% due 07/20/2043		$927	920
0.898% due 09/20/2044	GBP	286	458
Greenpoint Mortgage Funding Trust
0.399% due 06/25/2045		$24	21
0.449% due 11/25/2045		142	112
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033		110	109
GS Mortgage Securities Trust
2.006% due 03/06/2020		300	301
5.374% due 05/17/2045		4,600	5,057
GSMPS Mortgage Loan Trust
0.529% due 03/25/2035		110	94
GSR Mortgage Loan Trust
1.940% due 03/25/2033		34	34
2.300% due 06/25/2034		742	737
2.462% due 06/25/2034		767	762
2.661% due 09/25/2035		2,340	2,332
2.681% due 09/25/2035		562	564
5.000% due 05/25/2037		597	558
5.050% due 11/25/2035		626	616
5.750% due 03/25/2036 ^		1,166	1,066
5.750% due 01/25/2037		2,660	2,558
6.000% due 03/25/2032		12	11
6.000% due 02/25/2036		5,992	5,531
6.000% due 03/25/2037		3,611	3,210
6.000% due 05/25/2037		1,561	1,445
6.500% due 09/25/2036		997	870
Harborview Mortgage Loan Trust
0.361% due 11/19/2036		335	272
0.361% due 07/19/2046		344	223
0.361% due 11/19/2046 ^		107	72
0.371% due 01/19/2038		12,055	9,612
0.401% due 05/19/2035		1,088	892
0.421% due 06/19/2035		145	119
0.421% due 03/19/2036		4,448	2,984
0.431% due 01/19/2036		2,825	1,774
0.451% due 03/19/2035		4,626	3,933
0.461% due 02/19/2036		2,188	1,554
0.491% due 11/19/2035		2,208	1,747
0.591% due 11/19/2034		1,749	1,286
1.008% due 12/19/2036 ^		6,621	4,865
2.595% due 05/19/2033		90	90
2.784% due 07/19/2035		743	673
2.804% due 06/19/2045		5,371	3,320
HomeBanc Mortgage Trust
2.509% due 04/25/2037 ^		15,951	8,802
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		8,858	7,813
Impac CMB Trust
0.839% due 03/25/2035		435	386
Impac Secured Assets Trust
0.349% due 01/25/2037		8,335	6,210
0.529% due 05/25/2036		539	532

158	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Adjustable Rate Mortgage Trust
1.755% due 01/25/2032		$5	$5
IndyMac Mortgage Loan Trust
0.319% due 04/25/2037		4,888	4,384
0.339% due 04/25/2037		1,134	950
0.369% due 09/25/2046		58	46
0.379% due 11/25/2046		779	399
0.419% due 06/25/2037		3,271	2,730
0.429% due 02/25/2037		2,700	1,289
0.479% due 07/25/2035		2,522	2,114
2.389% due 01/25/2036		1,032	809
2.481% due 01/25/2036		3,395	3,100
2.541% due 10/25/2034		3,586	3,470
2.541% due 12/25/2034		1,360	1,245
2.810% due 06/25/2037 ^		1,517	1,118
2.876% due 12/25/2036 ^		107	91
2.946% due 06/25/2036		1,969	1,458
3.065% due 03/25/2037 ^		7,134	6,204
4.561% due 05/25/2036 ^		7,645	6,503
4.694% due 08/25/2035		3,508	2,890
Isobel Finance PLC
3.058% due 10/17/2038	GBP	23	38
JPMorgan Alternative Loan Trust
0.319% due 03/25/2037		$1,660	990
0.329% due 07/25/2036		8,186	8,108
0.339% due 09/25/2036		16,162	12,361
3.287% due 05/25/2037 ^		3,527	2,559
5.500% due 11/25/2036		27	26
5.735% due 05/26/2037		11,107	9,450
6.310% due 08/25/2036		3,000	2,200
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		15,171	16,306
5.397% due 05/15/2045		56,709	62,444
JPMorgan Mortgage Trust
2.105% due 11/25/2033		35	34
2.773% due 04/25/2037		142	118
2.779% due 05/25/2034		290	279
2.812% due 07/25/2035		122	123
2.818% due 02/25/2036		31	27
2.907% due 07/25/2035		104	105
4.058% due 02/25/2035		700	707
5.140% due 11/25/2035		1,570	1,499
5.207% due 04/25/2036		884	781
5.750% due 01/25/2036 ^		3,043	2,797
6.000% due 08/25/2037 ^		9,442	8,277
6.250% due 07/25/2036		3,790	3,323
6.500% due 08/25/2036 ^		6,868	5,987
JPMorgan Resecuritization Trust
2.218% due 05/27/2037		3,707	3,363
LB Commercial Mortgage Trust
6.036% due 07/15/2044		13,253	14,846
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		3,432	3,719
Lehman XS Trust
0.339% due 03/25/2047		3,209	2,146
Luminent Mortgage Trust
0.349% due 12/25/2036		328	236
0.419% due 04/25/2036		5,797	3,621
Mall Funding PLC
1.190% due 04/22/2017	GBP	5,553	8,820
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046		$820	586
0.389% due 05/25/2047		1,544	1,191
0.479% due 05/25/2047 ^		808	338
2.279% due 05/25/2034		570	565
2.469% due 05/25/2034		306	301

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset Securitization Trust
5.500% due 11/25/2017		$10	$11
5.500% due 09/25/2033		221	234
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		983	1,016
MASTR Seasoned Securitization Trust
3.557% due 10/25/2032		47	47
Mellon Residential Funding Corp.
0.622% due 12/15/2030		508	493
0.882% due 11/15/2031		282	279
Merrill Lynch Alternative Note Asset Trust
0.349% due 02/25/2037		1,615	1,405
Merrill Lynch Floating Trust
0.720% due 07/09/2021		3,292	3,287
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		2,479	2,271
0.429% due 11/25/2035		2,391	2,252
0.429% due 08/25/2036		31	29
0.559% due 08/25/2035		2,500	2,136
1.084% due 11/25/2029 (a)		8,531	300
1.179% due 10/25/2035		1,389	1,352
1.666% due 10/25/2035		301	292
2.222% due 11/25/2035		1,468	1,388
2.313% due 02/25/2033		54	51
3.019% due 03/25/2036 ^		2,274	1,604
Morgan Stanley Capital Trust
4.700% due 07/15/2056		7,012	7,225
5.447% due 02/12/2044		50	55
5.665% due 04/15/2049		118,673	130,685
5.760% due 04/12/2049		569	578
Morgan Stanley Mortgage Loan Trust
1.079% due 02/25/2036		667	554
2.164% due 06/25/2036		14,020	13,684
2.262% due 06/25/2036		114	105
2.489% due 07/25/2035		738	623
2.500% due 08/25/2034		821	811
2.530% due 11/25/2037		4,527	3,466
2.642% due 07/25/2035		389	315
2.971% due 08/25/2034		86	84
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045		900	1,003
Mortgages PLC
0.969% due 10/31/2038	GBP	2,465	3,795
NAAC Reperforming Loan REMIC Trust
6.500% due 02/25/2035		$1,352	1,419
Newgate Funding PLC
0.824% due 12/15/2050	EUR	19,000	23,845
Nomura Asset Acceptance Corp.
2.570% due 10/25/2035		$1,563	1,393
2.954% due 08/25/2035		1,402	1,327
Permanent Master Issuer PLC
1.518% due 07/15/2042	EUR	55,900	76,127
1.668% due 07/15/2042		$58,600	58,803
Prime Mortgage Trust
0.579% due 02/25/2034		10	9
0.679% due 02/25/2035		3,083	2,828
5.500% due 06/25/2036 ^		692	625
RALI Series
3.674% due 12/26/2034		809	666
RBSGC Structured Trust
5.500% due 11/25/2035		35,686	30,586
RBSSP Resecuritization Trust
0.424% due 06/27/2036		9,319	5,391
0.424% due 08/27/2037		3,806	2,751
Residential Accredit Loans, Inc. Trust
0.319% due 01/25/2037		3,432	2,810
0.329% due 02/25/2047		13,643	7,862

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.359% due 05/25/2036	$3,877	$2,909
0.364% due 12/25/2036	258	179
0.429% due 02/25/2036 ^	599	386
0.479% due 01/25/2035	245	239
0.479% due 08/25/2035	1,957	1,527
0.579% due 03/25/2033	102	100
0.579% due 11/25/2036 ^	930	562
0.579% due 10/25/2045	570	410
0.859% due 12/25/2033	334	302
3.076% due 03/25/2035 ^	1,754	1,411
3.246% due 02/25/2035	2,625	2,083
3.633% due 09/25/2035 ^	1,674	1,277
3.697% due 12/25/2035	7,888	6,192
3.764% due 01/25/2036 ^	4,817	3,555
6.000% due 10/25/2034	3,972	4,099
6.000% due 08/25/2036	1,275	971
6.500% due 09/25/2037 ^	1,008	751
Residential Asset Securitization Trust
0.529% due 10/25/2018	40	40
0.579% due 05/25/2033	60	58
0.579% due 01/25/2046 ^	3,320	1,531
0.629% due 02/25/2034	369	353
0.879% due 10/25/2035 ^	9,187	6,814
5.500% due 09/25/2035	267	233
5.500% due 12/25/2035 ^	652	565
5.750% due 02/25/2036 ^	120	98
5.750% due 02/25/2036	2,236	1,843
6.000% due 03/25/2037 ^	2,885	2,251
6.000% due 07/25/2037 ^	2,515	1,988
6.250% due 07/25/2036 ^	8,160	7,268
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	45	37
3.354% due 02/25/2036 ^	1,507	1,307
3.425% due 09/25/2036 ^	107	78
5.500% due 11/25/2035	10,673	10,081
6.000% due 10/25/2036 ^	2,155	1,974
6.500% due 03/25/2032	57	60
Royal Bank of Scotland Capital Funding Trust
6.123% due 02/16/2051	2,500	2,722
6.209% due 12/16/2049	8,000	8,928
Salomon Brothers Mortgage Securities, Inc.
0.679% due 05/25/2032	138	127
Sequoia Mortgage Trust
0.899% due 11/22/2024	202	202
2.642% due 09/20/2046	269	226
Sovereign Commercial Mortgage Securities Trust
6.096% due 07/22/2030	2,700	2,641
STRIPS Ltd.
5.000% due 03/24/2018	567	566
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 06/25/2037	5,980	4,910
0.499% due 10/25/2035	11,089	9,408
1.559% due 01/25/2035	44	32
2.485% due 02/25/2034	72	72
2.507% due 07/25/2034	1,254	1,245
2.520% due 08/25/2035	65	60
2.533% due 01/25/2035	364	306
2.548% due 05/25/2034	918	910
2.550% due 04/25/2034	189	189
2.569% due 09/25/2034	147	148
2.708% due 09/25/2036 ^	769	473
5.050% due 04/25/2036 ^	1,676	1,344
Structured Asset Mortgage Investments Trust
0.299% due 08/25/2036	506	356
0.369% due 07/25/2046	193	144
0.389% due 04/25/2036	559	391
0.389% due 08/25/2036	2,498	1,752

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	159

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.389% due 05/25/2046	$402	$296
0.399% due 05/25/2036	144	91
0.431% due 07/19/2035	1,464	1,382
0.459% due 02/25/2036	854	647
0.479% due 08/25/2036	1,000	323
0.761% due 07/19/2034	36	36
0.841% due 09/19/2032	9	9
0.881% due 03/19/2034	11	11
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.340% due 01/25/2032	214	190
2.445% due 03/25/2033	106	106
2.477% due 06/25/2033	64	63
2.584% due 02/25/2032	6	6
2.653% due 10/28/2035	447	424
4.740% due 12/25/2034	217	221
5.500% due 09/25/2035	9,292	9,246
5.744% due 03/25/2034	9,734	10,003
Thornburg Mortgage Securities Trust
1.429% due 06/25/2037	13,201	11,099
2.462% due 10/25/2043	287	282
5.636% due 07/25/2036	11,763	11,521
5.750% due 06/25/2037	66,828	64,462
TIAA Seasoned Commercial Mortgage Trust
5.551% due 08/15/2039	1,800	1,954
UBS-Citigroup Commercial Mortgage Trust
2.692% due 01/10/2045 (a)	42,195	5,170
VNO Mortgage Trust
2.996% due 11/15/2030	10,742	10,154
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	2,000	2,199
5.749% due 07/15/2045	38,006	42,067
6.123% due 02/15/2051	32,024	34,790
Wachovia Mortgage Loan Trust LLC
3.044% due 05/20/2036 ^	3,035	2,556
3.510% due 03/20/2037 ^	1,072	972
5.386% due 10/20/2035	5,725	5,645
WaMu Mortgage Pass-Through Certificates
0.409% due 04/25/2045	1,633	1,511
0.439% due 11/25/2045	79	71
0.469% due 07/25/2045	424	394
0.469% due 12/25/2045	1,389	1,200
0.489% due 01/25/2045	4,274	3,975
0.499% due 07/25/2045	25	23
0.548% due 11/25/2034	2,493	2,330
0.853% due 02/25/2047	444	352
0.883% due 01/25/2047	377	357
0.903% due 06/25/2047	532	117
0.913% due 04/25/2047	120	107
0.963% due 12/25/2046	740	687
0.973% due 12/25/2046	5,066	4,080
1.033% due 10/25/2046	47,974	37,891
1.133% due 06/25/2046	2,047	1,792
1.153% due 08/25/2046	5,554	4,731
1.159% due 02/25/2046	160	147
1.353% due 11/25/2042	37	34
1.553% due 06/25/2042	857	782
1.553% due 08/25/2042	386	352
2.072% due 01/25/2037 ^	712	570
2.204% due 02/27/2034	495	491
2.207% due 03/25/2033	170	170
2.298% due 07/25/2037 ^	989	779
2.305% due 12/25/2032	7,533	7,490
2.373% due 10/25/2035	10,715	10,071
2.418% due 08/25/2035	1,877	1,832
2.434% due 02/25/2037 ^	698	547
2.436% due 10/25/2034	754	743
2.449% due 06/25/2033	350	347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.454% due 05/25/2046	$295	$256
2.454% due 08/25/2046	15,208	13,272
2.454% due 09/25/2046	440	413
2.454% due 10/25/2046	376	346
2.454% due 11/25/2046	886	797
2.456% due 09/25/2033	62	63
2.458% due 01/25/2036	3,076	2,968
2.486% due 03/25/2036	1,505	1,328
2.496% due 03/25/2035	890	876
2.547% due 03/25/2034	11	11
3.201% due 10/25/2036 ^	115	91
4.436% due 03/25/2037 ^	102,130	87,187
4.448% due 12/25/2036 ^	5,564	4,758
4.493% due 06/25/2037	4,439	3,829
4.674% due 02/25/2037 ^	528	436
4.835% due 04/25/2037	85,470	79,006
6.086% due 10/25/2036 ^	3,014	2,508
Washington Mutual MSC Mortgage Pass-Through Certificates
0.879% due 01/25/2036 ^	10,745	6,884
1.093% due 07/25/2046 ^	131	69
2.090% due 02/25/2033	22	22
5.750% due 11/25/2035	2,643	2,130
5.750% due 01/25/2036 ^	9,684	7,688
6.000% due 10/25/2035 ^	1,308	1,065
Wells Fargo Alternative Loan Trust
0.529% due 06/25/2037 ^	6,535	4,164
6.000% due 07/25/2037	1,713	1,600
6.250% due 07/25/2037 ^	13,044	11,615
6.250% due 11/25/2037	2,184	2,002
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2036 ^	6,554	6,238
2.616% due 05/25/2036 ^	1,117	1,032
2.618% due 01/25/2035	341	341
2.619% due 09/25/2033	1,044	1,052
2.626% due 09/25/2034	2,362	2,066
2.636% due 06/25/2035	604	612
2.636% due 04/25/2036	17	17
2.642% due 03/25/2036	2,138	2,139
2.644% due 03/25/2035	3,822	3,833
2.666% due 06/25/2035	596	595
2.677% due 10/25/2033	1,081	1,080
2.680% due 03/25/2035	713	715
2.680% due 04/25/2036 ^	4,401	4,108
2.708% due 04/25/2036	1,350	1,298
2.716% due 02/25/2034	818	827
4.561% due 12/25/2033	8	8
4.977% due 04/25/2035	115	117
5.595% due 04/25/2036	636	615
6.000% due 03/25/2037 ^	5,510	5,174
6.000% due 04/25/2037	4,948	4,746
6.000% due 07/25/2037	2,565	2,436

Total Mortgage-Backed Securities (Cost $2,020,356)		2,173,259

ASSET-BACKED SECURITIES 5.8%
Access Group, Inc.
1.566% due 10/27/2025	4,494	4,527
Accredited Mortgage Loan Trust
0.309% due 02/25/2037	5,504	5,003
0.459% due 04/25/2036	10,500	7,171
0.650% due 09/25/2035	1,800	1,401
ACE Securities Corp. Home Equity Loan Trust
0.299% due 08/25/2036	3,730	1,331
0.339% due 08/25/2036	2,000	719
0.379% due 12/25/2036	7,300	2,577
0.619% due 11/25/2035	3,000	2,013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.669% due 08/25/2035		$2,400	$2,267
0.859% due 09/25/2035		1,800	1,266
1.979% due 10/25/2032		2,140	2,080
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		157	159
7.001% due 09/20/2022		9,100	9,186
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.629% due 01/25/2036		2,000	1,658
0.649% due 10/25/2035		1,670	1,514
0.649% due 01/25/2036		11,921	8,999
0.679% due 09/25/2035		2,350	1,993
1.049% due 07/25/2034		889	812
1.229% due 11/25/2034		3,080	2,846
1.304% due 11/25/2034		1,334	1,110
4.751% due 11/25/2035		139	140
Amortizing Residential Collateral Trust
0.759% due 07/25/2032		6	6
0.879% due 10/25/2031		910	796
Apidos CDO Ltd.
0.524% due 07/27/2017		1,697	1,695
Argent Securities Trust
0.329% due 06/25/2036		4,788	1,768
0.329% due 07/25/2036		2,980	1,164
0.329% due 09/25/2036		1,283	537
0.339% due 05/25/2036		2,402	849
0.419% due 07/25/2036		2,745	1,097
0.449% due 05/25/2036		5,684	2,037
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.379% due 10/25/2035		22	22
0.999% due 02/25/2034		2,058	1,855
Asset-Backed Funding Certificates Trust
0.339% due 01/25/2037		2,783	1,553
0.854% due 06/25/2035		3,700	3,230
0.879% due 06/25/2034		945	892
1.229% due 03/25/2034		3,539	2,748
1.304% due 12/25/2032		1,142	1,094
Asset-Backed Securities Corp. Home Equity Loan Trust
0.609% due 11/25/2035		1,000	885
Avenue CLO Ltd.
0.526% due 07/20/2018		10,087	10,058
Avoca CLO PLC
0.591% due 09/15/2021	EUR	1,064	1,422
Bayview Financial Acquisition Trust
5.638% due 11/28/2036		$717	699
Bayview Financial Revolving Asset Trust
1.109% due 02/28/2040		254	195
Bear Stearns Asset-Backed Securities Trust
0.249% due 12/25/2036		11	11
0.329% due 11/25/2036		8,609	5,749
0.339% due 08/25/2036		13,614	8,958
0.349% due 01/25/2037		3,001	1,323
0.379% due 12/25/2036		4,939	4,473
0.379% due 04/25/2037		4,069	3,319
0.419% due 06/25/2047		3,500	2,747
0.499% due 01/25/2047		2,300	1,974
0.609% due 11/25/2035		2,700	2,472
0.669% due 07/25/2035		3,301	3,231
0.669% due 09/25/2035		2,266	1,554
0.829% due 08/25/2035		6,500	5,681
0.859% due 10/25/2035		4,000	2,322
0.929% due 09/25/2035		1,500	1,376
1.179% due 10/25/2037		975	845
1.179% due 11/25/2042		14	13
1.429% due 08/25/2037		20,394	16,838
5.500% due 08/25/2036		1,697	1,493
6.500% due 10/25/2036		6,349	5,321

160	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Belle Haven ABS CDO Ltd.
0.626% due 11/03/2044		$26,418	$12,681
0.666% due 11/03/2044		39,608	18,913
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	10,185	13,215
BlackRock Senior Income Series Corp.
0.506% due 04/20/2019		$2,823	2,778
Carrington Mortgage Loan Trust
0.229% due 12/25/2036		8	7
0.239% due 01/25/2037		945	652
0.329% due 05/25/2036		2,308	2,096
0.339% due 10/25/2036		2,300	1,104
0.419% due 06/25/2036		3,400	1,875
0.439% due 02/25/2037		5,885	3,636
0.639% due 06/25/2035		1,780	1,554
1.079% due 05/25/2034		3,499	3,179
Cavendish Square Funding PLC
0.497% due 02/11/2055	EUR	1,443	1,542
Centex Home Equity Company Loan Trust LLC
3.679% due 07/25/2034 ^		$5	6
Chester Asset Receivables Dealings Issuer PLC
0.703% due 04/15/2016	GBP	600	970
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045		$74	56
0.319% due 08/25/2036		9,748	6,450
0.339% due 09/25/2036		28,167	13,719
0.339% due 12/25/2036		4,154	1,901
0.439% due 03/25/2036		2,648	1,742
0.579% due 11/25/2046		1,137	809
Citius Funding Ltd.
0.432% due 05/05/2046		478,876	47,888
Clavos Euro CDO Ltd.
0.799% due 04/18/2023	EUR	1,293	1,731
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		$17,498	19,593
Countrywide Asset-Backed Certificates
0.309% due 06/25/2047		724	716
0.319% due 07/25/2037		10,800	7,517
0.319% due 08/25/2037		30,500	22,158
0.329% due 01/25/2037		11,897	10,408
0.329% due 10/25/2046		7,147	6,042
0.329% due 12/25/2046		13,172	11,259
0.329% due 06/25/2047		26,300	19,056
0.339% due 03/25/2037		11,606	9,955
0.339% due 01/25/2046		1,426	1,170
0.349% due 06/25/2047		3,800	2,915
0.359% due 06/25/2036		3,573	3,409
0.369% due 06/25/2047		19,400	14,516
0.399% due 06/25/2037		3,000	1,304
0.439% due 05/25/2036		1,248	1,247
0.459% due 09/25/2036		1,500	1,164
0.469% due 06/25/2036		3,000	2,283
0.469% due 08/25/2036		1,400	1,027
0.479% due 06/25/2036		4,600	3,531
0.489% due 09/25/2037		1,800	631
0.519% due 04/25/2036		7,900	6,611
0.519% due 12/25/2036 ^		620	349
0.529% due 04/25/2036		6,220	5,859
0.529% due 05/25/2036		12,000	10,943
0.659% due 12/25/2031		2	1
0.659% due 01/25/2036		5,100	3,656
0.679% due 08/25/2047		18,676	18,276
0.699% due 12/25/2035		2,800	2,659
0.759% due 06/25/2035		4,375	3,593
0.779% due 07/25/2035		9,000	8,256
0.899% due 07/25/2034		2,200	1,962
1.034% due 08/25/2034		2,000	1,766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.805% due 04/25/2036		$1,100	$1,053
5.251% due 12/25/2034		4,131	3,955
5.348% due 07/25/2036		1,175	1,168
5.493% due 10/25/2046		4,648	3,796
5.714% due 04/25/2047		10,000	7,281
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
0.329% due 11/25/2036		1,714	906
0.519% due 07/25/2037		12,504	7,439
4.427% due 03/25/2037 ^		13,482	7,151
4.530% due 01/25/2037 ^		1,845	924
4.935% due 04/25/2037		41	41
5.644% due 05/25/2035		2,119	2,150
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		398	407
7.790% due 05/25/2030 ^		970	960
Denver Arena Trust
6.940% due 11/15/2019		41	42
Fairbanks Capital Mortgage Loan Trust
1.379% due 05/25/2028		29	27
Faxtor ABS BV
0.498% due 11/02/2070	EUR	3,400	3,956
Fieldstone Mortgage Investment Trust
0.339% due 11/25/2036		$2,696	1,431
First Franklin Mortgage Loan Trust
0.319% due 09/25/2036		2,596	2,219
0.419% due 10/25/2036		3,223	1,982
0.539% due 10/25/2035		13,500	11,507
0.659% due 05/25/2035		2,000	1,782
0.659% due 12/25/2035		5,400	4,706
0.669% due 09/25/2035		3,200	2,762
1.454% due 07/25/2034		1,700	1,387
First NLC Trust
0.249% due 08/25/2037		28	14
Fremont Home Loan Trust
0.309% due 11/25/2036		7,902	3,327
0.329% due 01/25/2037		2,436	1,181
0.419% due 02/25/2037		6,200	3,059
0.429% due 05/25/2036		13,137	6,412
Galaxy CLO Ltd.
0.506% due 04/25/2019		3,701	3,669
Gracechurch Card Funding PLC
0.977% due 01/15/2016	EUR	80,000	108,402
GSAA Home Equity Trust
0.629% due 08/25/2037		$2,128	1,759
4.999% due 09/25/2035		865	862
5.995% due 03/25/2046 ^		5,711	4,337
GSAMP Trust
0.279% due 12/25/2046		6,189	3,184
0.329% due 08/25/2036		3,000	1,894
0.329% due 12/25/2046		1,852	959
0.419% due 08/25/2036		2,000	1,278
0.439% due 06/25/2036		7,462	3,961
0.449% due 04/25/2036		3,600	1,810
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	1,115	1,500
Home Equity Asset Trust
0.459% due 08/25/2036		$4,100	2,949
1.879% due 05/25/2033		6,877	6,387
Home Equity Loan Trust
0.519% due 04/25/2037		3,000	1,739
Home Equity Mortgage Loan Asset-Backed Trust
0.339% due 07/25/2037		5,026	3,098
0.379% due 07/25/2037		6,700	3,806
0.419% due 04/25/2047		3,500	1,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^	$339	$134
HSBC Home Equity Loan Trust
0.490% due 01/20/2035	30	30
HSI Asset Securitization Corp. Trust
0.229% due 10/25/2036	44	22
0.359% due 04/25/2037	26,300	15,688
0.369% due 01/25/2037	2,500	1,328
Huntington CDO Ltd.
0.536% due 11/05/2040	42,403	37,740
ING Investment Management CLO Ltd.
0.518% due 12/13/2020	4,149	4,076
Inwood Park CDO Ltd.
0.491% due 01/20/2021	7,659	7,618
IXIS Real Estate Capital Trust
0.409% due 01/25/2037	6,175	2,836
JPMorgan Mortgage Acquisition Trust
0.239% due 03/25/2047	211	200
0.259% due 08/25/2036	3	1
0.319% due 10/25/2036	14,500	10,654
0.329% due 07/25/2036	2,621	1,241
0.339% due 07/25/2036 ^	2,491	1,196
0.369% due 05/25/2035	1,163	1,106
0.369% due 03/25/2047	5,800	3,019
0.419% due 05/25/2036	4,500	3,207
0.439% due 05/25/2037	1,400	967
6.130% due 07/25/2036 ^	1,983	1,183
Landmark CDO Ltd.
0.543% due 07/15/2018	7,702	7,665
Lehman XS Trust
0.329% due 04/25/2037 ^	114	80
0.349% due 01/25/2037	4,731	3,515
0.379% due 08/25/2046	5,827	4,455
0.409% due 04/25/2046	7,218	5,115
0.439% due 05/25/2046 ^	47,763	18,276
Loan to Learn Education Loan Trust
0.522% due 06/15/2031	8,400	7,299
Long Beach Mortgage Loan Trust
0.339% due 09/25/2036	3,093	1,326
0.479% due 02/25/2036	2,890	1,755
0.519% due 01/25/2046	5,000	3,203
0.739% due 10/25/2034	629	597
1.079% due 06/25/2035	1,800	1,454
1.109% due 04/25/2035	1,097	1,013
MASTR Asset-Backed Securities Trust
0.229% due 11/25/2036	97	40
0.389% due 05/25/2037	3,930	2,358
0.419% due 03/25/2036	5,159	2,782
0.419% due 10/25/2036	1,700	944
0.439% due 06/25/2036	14,451	6,836
Merit Securities Corp.
6.690% due 07/28/2033	1,100	1,159
Meritage Mortgage Loan Trust
0.929% due 11/25/2035	1,027	960
Merrill Lynch Mortgage Investors Trust
0.249% due 04/25/2047	3,747	1,865
0.289% due 03/25/2037	667	447
0.289% due 08/25/2037	3,634	1,911
0.329% due 08/25/2037	21,924	11,604
0.679% due 06/25/2036	1,000	893
5.433% due 02/25/2037 ^	1,892	461
Morgan Stanley ABS Capital, Inc.
0.239% due 12/25/2036	6,318	3,191
0.289% due 03/25/2037	2,418	1,087
0.319% due 11/25/2036	16,481	9,202
0.329% due 09/25/2036	14,300	6,603
0.329% due 10/25/2036	2,900	1,460

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	161

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.329% due 11/25/2036	$5,515	$3,018
0.329% due 12/25/2036	1,398	716
0.339% due 09/25/2036	2,000	1,002
0.409% due 09/25/2036	2,000	1,014
0.409% due 02/25/2037	3,564	1,580
0.419% due 06/25/2036	2,000	1,063
0.429% due 03/25/2037	25,925	11,893
0.519% due 03/25/2037	3,841	1,786
0.539% due 02/25/2037	4,752	2,147
0.789% due 03/25/2035	1,100	873
0.979% due 07/25/2037	374	346
1.229% due 09/25/2033	2,289	2,133
Morgan Stanley Dean Witter Capital, Inc.
1.454% due 09/25/2032	7,884	7,212
Morgan Stanley Home Equity Loan Trust
0.279% due 12/25/2036	2,557	1,382
0.529% due 04/25/2037	2,592	1,446
Morgan Stanley IXIS Real Estate Capital Trust
0.229% due 11/25/2036	2	1
Mountain View Funding CLO Ltd.
0.528% due 04/15/2019	1,951	1,929
MSIM Peconic Bay Ltd.
0.546% due 07/20/2019	1,427	1,421
National Collegiate Student Loan Trust
0.439% due 02/26/2029	3,000	2,101
New Century Home Equity Loan Trust
0.689% due 09/25/2035	3,400	2,856
3.179% due 01/25/2033	1,250	1,084
Newcastle CDO Ltd.
0.590% due 12/24/2039	40,296	37,979
Nomura Home Equity Loan, Inc.
0.509% due 10/25/2036	6,096	2,219
North Carolina State Education Assistance Authority
0.979% due 07/25/2039	1,814	1,808
NovaStar Mortgage Funding Trust
0.299% due 11/25/2036	1,972	828
0.329% due 09/25/2036	6,544	3,350
0.349% due 11/25/2036	12,913	5,477
0.389% due 01/25/2037	4,736	1,747
0.429% due 10/25/2036	2,200	925
Octagon Investment Partners Ltd.
0.562% due 11/28/2018	1,661	1,643
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.559% due 12/25/2035	9,000	7,226
5.675% due 12/25/2035	4,662	4,648
Option One Mortgage Loan Trust Asset-Backed Certificates
0.309% due 07/25/2037	1,793	1,101
0.319% due 01/25/2037	10,600	5,422
0.359% due 04/25/2037	1,822	999
0.369% due 01/25/2036	1,070	987
0.419% due 04/25/2037	1,848	985
0.429% due 03/25/2037	975	499
0.429% due 07/25/2037	2,300	1,212
5.599% due 01/25/2037 ^	1,362	1,363
Ownit Mortgage Loan Trust
0.329% due 05/25/2037	3,700	2,226
3.638% due 12/25/2036	1,235	552
Pacifica CDO Corp.
0.524% due 01/26/2020	2,097	2,080
Panhandle-Plains Higher Education Authority, Inc.
0.748% due 10/01/2018	1,718	1,717
1.378% due 10/01/2035	7,770	7,896
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.439% due 09/25/2035	46	45

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RAAC Series
0.479% due 06/25/2044		$1,305	$1,008
0.519% due 08/25/2036		3,510	2,930
0.859% due 05/25/2044		6,124	5,452
Renaissance Home Equity Loan Trust
0.679% due 12/25/2033		30	29
4.119% due 09/25/2037		7,793	4,421
5.612% due 04/25/2037		4,021	2,208
Residential Asset Mortgage Products Trust
0.369% due 02/25/2036		6,306	5,888
0.379% due 03/25/2036		11,099	10,620
0.479% due 03/25/2036		12,900	9,196
0.739% due 06/25/2032		7	6
Residential Asset Securities Corp. Trust
0.329% due 07/25/2036		20,299	17,234
0.329% due 08/25/2036		3,724	3,487
0.329% due 09/25/2036		1,207	1,153
0.349% due 11/25/2036		1,700	1,320
0.359% due 04/25/2036		2,909	2,689
0.429% due 08/25/2036		6,600	4,510
0.429% due 04/25/2037		15,500	13,109
0.449% due 07/25/2036		3,000	1,361
0.519% due 11/25/2035		3,405	2,948
0.619% due 11/25/2035		3,300	2,741
0.639% due 09/25/2035		12,200	10,226
0.854% due 02/25/2035		2,491	2,253
1.004% due 07/25/2034		988	848
5.010% due 04/25/2033		4,101	4,408
6.228% due 04/25/2032		486	501
7.279% due 04/25/2032		637	618
Restructured Asset-Backed Securities Trust
4.000% due 12/15/2030		676	676
SACO, Inc.
0.579% due 04/25/2035		6	5
Saxon Asset Securities Trust
0.349% due 10/25/2046		4,300	3,223
0.974% due 03/25/2035		2,256	1,934
Securitized Asset-Backed Receivables LLC Trust
0.429% due 03/25/2036		4,000	2,210
0.944% due 02/25/2034		3,120	2,840
SG Mortgage Securities Trust
0.329% due 10/25/2036		5,100	2,307
0.359% due 02/25/2036		1,399	788
0.389% due 10/25/2036		2,300	1,047
0.449% due 02/25/2036		7,689	3,718
Sierra Madre Funding Ltd.
0.562% due 09/07/2039		96,007	69,125
0.582% due 09/07/2039		222,776	160,956
SLC Student Loan Trust
4.750% due 06/15/2033		3,016	2,801
SLM Student Loan Trust
0.266% due 07/25/2017		527	526
0.484% due 12/15/2023	EUR	15,285	20,293
0.494% due 09/15/2021		2,566	3,465
1.566% due 01/25/2018		$3,525	3,561
1.766% due 04/25/2023		16,182	16,650
2.350% due 04/15/2039		235	236
3.432% due 05/16/2044		3,513	3,700
Soundview Home Loan Trust
0.239% due 11/25/2036		156	54
0.359% due 05/25/2036		9,967	9,169
0.379% due 01/25/2037		24,980	15,674
0.439% due 02/25/2037		3,780	1,654
0.459% due 10/25/2036		9,958	6,631
Specialty Underwriting & Residential Finance Trust
0.299% due 03/25/2037		1,783	884
0.329% due 09/25/2037		6,700	2,715

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.479% due 12/25/2036		$8,000	$5,297
Structured Asset Investment Loan Trust
0.329% due 09/25/2036		2,936	2,019
0.339% due 05/25/2036		1,223	881
0.539% due 10/25/2035		19,420	18,658
0.884% due 03/25/2034		85	79
0.899% due 02/25/2035		1,900	1,575
1.079% due 09/25/2034		1,700	1,599
1.079% due 01/25/2035		6,489	6,439
1.109% due 01/25/2035		7,500	5,893
1.154% due 01/25/2035		1,713	431
1.304% due 07/25/2033		1,605	1,417
1.304% due 01/25/2035		606	63
1.559% due 04/25/2033		651	565
1.754% due 01/25/2035		684	36
1.904% due 01/25/2035		905	16
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.279% due 01/25/2037		515	480
0.349% due 12/25/2036		7,100	4,896
0.499% due 05/25/2037		4,500	3,804
0.519% due 02/25/2036		2,618	2,095
0.619% due 02/25/2035		3,670	3,386
0.759% due 01/25/2033		7	6
Talon Funding Ltd.
0.750% due 06/05/2035		5,218	3,209
Terwin Mortgage Trust
1.119% due 12/25/2034		93	91
4.579% due 09/25/2036		351	371
4.849% due 08/25/2036		334	348
Triaxx Prime CDO Ltd.
0.439% due 10/02/2039		97,521	82,571
WaMu Asset-Backed Certificates
0.329% due 01/25/2037		9,004	4,493
Washington Mutual Asset-Backed Certificates Trust
0.239% due 10/25/2036		2,819	1,131
0.419% due 05/25/2036		3,300	1,552
Wells Fargo Home Equity Asset-Backed Securities Trust
0.439% due 05/25/2036		2,000	1,700
0.639% due 11/25/2035		1,400	1,269

Total Asset-Backed Securities (Cost $1,537,560)			1,690,044

SOVEREIGN ISSUES 7.1%
Australia Government Bond
2.750% due 04/21/2024	AUD	553,900	465,664
5.500% due 04/21/2023		531,900	562,859
5.750% due 05/15/2021		51,700	55,027
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	200	218
3.875% due 04/07/2015	EUR	3,100	4,215
4.300% due 11/15/2016		200	275
4.750% due 06/04/2018		600	802
4.950% due 02/11/2020		300	379
Autonomous Community of Valencia
3.250% due 07/06/2015		700	936
4.375% due 07/16/2015		700	962
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	1,353,800	428,923
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		14,419	6,520
10.000% due 01/01/2017		115,812	50,616
10.000% due 01/01/2021		2,155	903
10.000% due 01/01/2023		2,153	887
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	4,300	6,503
Mexico Government International Bond
6.500% due 06/10/2021	MXN	596,700	47,908
10.000% due 12/05/2024		1,157,670	116,543

162	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	16,000	$12,574
Qatar Government International Bond
5.250% due 01/20/2020		$50,400	56,826
Republic of Germany
4.250% due 01/04/2014	EUR	160,500	219,457
Russia Government International Bond
4.500% due 04/04/2022		$26,600	27,230
State of North Rhine-Westphalia
1.625% due 09/17/2014		500	506

Total Sovereign Issues (Cost $2,025,122)			2,066,733

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		2,500	2,844

Total Convertible Preferred Securities (Cost $3,009)			2,844

PREFERRED SECURITIES 0.0%

UTILITIES 0.0%
Southern California Edison Co.
5.110% due 10/30/2013 (e)		8,124	825

Total Preferred Securities (Cost $816)			825

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.1%

CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
2.265% due 02/14/2014		$75,950	75,969

COMMERCIAL PAPER 0.4%
Daimler Finance North America LLC
0.370% due 10/11/2013		1,700	1,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Entergy Corp.
0.940% due 11/01/2013	$10,000	$9,992
Ford Motor Credit Co. LLC
0.768% due 11/04/2013	500	500
1.021% due 11/01/2013	5,700	5,695
1.021% due 11/05/2013	13,000	12,987
1.021% due 11/12/2013	41,800	41,751
1.022% due 11/04/2013	36,400	36,366

		108,991

REPURCHASE AGREEMENTS (g) 15.1%
		4,377,386

SHORT-TERM NOTES 2.2%
Fannie Mae
0.038% due 01/03/2014	68,911	68,909
0.051% due 11/27/2013	9,800	9,799
Federal Home Loan Bank
0.020% due 01/03/2014	50,749	50,748
0.035% due 11/08/2013	7,300	7,300
0.040% due 11/08/2013	8,800	8,800
0.041% due 12/06/2013 - 12/26/2013	61,000	60,999
0.042% due 12/11/2013	64,000	63,999
0.046% due 12/27/2013 - 01/15/2014	17,700	17,700
0.047% due 12/06/2013	55,800	55,799
0.048% due 12/27/2013	25,135	25,134
0.051% due 12/27/2013 - 02/21/2014	46,150	46,146
0.053% due 01/17/2014	12,800	12,799
0.074% due 03/28/2014	82,200	82,192
0.125% due 03/27/2014	20,000	20,000
Freddie Mac
0.041% due 01/14/2014	99,100	99,097
0.046% due 01/14/2014	3,310	3,310

		632,731

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.1%
0.082% due 10/03/2013 - 08/21/2014 (b)(h)(j)(l)	$323,533	$323,438

Total Short-Term Instruments (Cost $5,518,338)		5,518,515

Total Investments in Securities (Cost $27,665,372)		28,142,012

	SHARES
INVESTMENTS IN AFFILIATES 10.1%

SHORT-TERM INSTRUMENTS 10.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio	143,092,966	1,431,931
PIMCO Short-Term Floating NAV Portfolio III	147,567,391	1,475,084

Total Short-Term Instruments (Cost $2,906,492)		2,907,015

Total Investments in Affiliates (Cost $2,906,492)		2,907,015

Total Investments 107.4% (Cost $30,571,864)		$31,049,027

Financial Derivative Instruments (i)(k) (0.2%)
(Cost or Premiums, net $197,058)		(49,628)

Other Assets and Liabilities, net (7.2%)		(2,091,774)

Net Assets 100.0%		$28,907,625

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hilton Hotels Corp.	3.555%	11/12/2014	12/19/2012	$5,634	$5,716	0.02%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	163

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.030%	09/11/2013	10/08/2013	$39,400	U.S. Treasury Inflation Protected Securities 0.500% due 04/15/2015	$(40,238)	$39,400	$39,401
	0.040%	09/27/2013	10/04/2013	145,100	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(43,974)	145,100	145,101
					U.S. Treasury Notes 0.250% due 12/15/2015 - 05/15/2016	(105,479)
	0.040%	09/06/2013	10/10/2013	70,200	U.S. Treasury Notes 2.625% due 11/15/2020	(73,916)	70,200	70,202
	0.040%	09/25/2013	10/25/2013	500,000	U.S. Treasury Notes 0.250% due 04/30/2014 - 06/30/2014	(509,844)	500,000	500,003
	0.040%	09/26/2013	10/25/2013	500,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2022 - 01/15/2023	(510,525)	500,000	500,003
	0.060%	10/01/2013	10/02/2013	14,900	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(15,198)	14,900	14,900
BOS	0.050%	09/06/2013	10/04/2013	28,900	U.S. Treasury Notes 0.750% due 10/31/2017	(30,037)	28,900	28,901
	0.070%	09/30/2013	10/01/2013	50,100	U.S. Treasury Notes 0.375% due 08/31/2015	(51,134)	50,100	50,100
	0.080%	09/30/2013	10/01/2013	56,800	U.S. Treasury Notes 0.250% due 09/30/2015	(57,949)	56,800	56,800
BSN	0.100%	09/30/2013	10/01/2013	300,500	U.S. Treasury Notes 2.375% due 02/28/2015	(306,716)	300,500	300,501
GRE	0.070%	10/01/2013	10/02/2013	151,600	U.S. Treasury Notes 1.000% due 03/31/2017	(154,681)	151,600	151,600
	0.080%	09/30/2013	10/01/2013	363,200	U.S. Treasury Notes 3.250% due 07/31/2016	(370,856)	363,200	363,201
GSC	0.050%	09/25/2013	10/25/2013	500,000	Fannie Mae 4.000% due 01/01/2041	(135,201)	500,000	500,004
					Freddie Mac 3.500% due 09/01/2042	(377,228)
JPS	0.070%	10/01/2013	10/02/2013	233,800	U.S. Treasury Notes 0.625% due 08/31/2017	(239,126)	233,800	233,800
	0.090%	09/30/2013	10/01/2013	11,800	U.S. Treasury Notes 0.625% - 1.875% due 04/30/2014 - 08/31/2017	(12,080)	11,800	11,800
MBC	0.090%	09/30/2013	10/01/2013	140,000	U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014	(71,430)	140,000	140,000
					U.S. Treasury Notes 0.375% due 06/30/2015	(71,419)
MSC	0.050%	09/09/2013	10/01/2013	125,600	Ginnie Mae 6.000% due 05/15/2040	(126,199)	125,600	125,604
	0.090%	09/30/2013	10/01/2013	22,200	U.S. Treasury Notes 1.000% due 05/31/2018	(22,693)	22,200	22,200
NXN	0.100%	09/30/2013	10/01/2013	325,900	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020	(179,314)	325,900	325,901
					U.S. Treasury Notes 1.125% - 1.375% due 09/30/2018 - 03/31/2020	(153,253)
RDR	0.090%	09/30/2013	10/01/2013	200,000	U.S. Treasury Notes 0.625% - 0.750% due 05/31/2017 - 02/28/2018	(204,269)	200,000	200,001
SAL	0.110%	09/30/2013	10/01/2013	41,500	U.S. Treasury Notes 0.625% due 08/31/2017	(42,365)	41,500	41,500
SSB	0.000%	09/30/2013	10/01/2013	6,786	Fannie Mae 2.200% due 10/17/2022	(6,924)	6,786	6,786
TDM	0.070%	10/01/2013	10/02/2013	29,300	U.S. Treasury Notes 1.500% due 06/30/2016	(29,914)	29,300	29,300
	0.080%	09/30/2013	10/01/2013	519,800	U.S. Treasury Notes 0.625% - 1.500% due 06/30/2016 - 11/30/2017	(531,198)	519,800	519,801

Total Repurchase Agreements						$(4,473,160)	$4,377,386	$4,377,410

(1)	Includes accrued interest.

164	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	(0.080%)	09/30/2013	10/01/2013	$(50,188)	$(50,187)

Total Reverse Repurchase Agreements					$(50,187)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $157,180 at a weighted average interest rate of (0.370%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae	2.500%	10/01/2028	101,000	$(99,052)	$(101,631)
Fannie Mae	3.000%	10/01/2028	376,000	(380,935)	(389,336)
Fannie Mae	3.000%	10/01/2043	1,000	(946)	(978)
Fannie Mae	3.500%	10/01/2028	188,400	(196,099)	(198,850)
Fannie Mae	4.000%	10/01/2028	129,400	(136,133)	(137,351)
Fannie Mae	4.500%	10/01/2028	4,000	(4,239)	(4,248)
Fannie Mae	4.500%	10/01/2043	957,000	(1,006,392)	(1,022,495)
Fannie Mae	5.000%	10/01/2028	68,000	(72,254)	(72,229)
Fannie Mae	5.000%	10/01/2043	16,390	(17,599)	(17,775)
Fannie Mae	5.500%	10/01/2028	11,000	(11,614)	(11,579)
Fannie Mae	5.500%	10/01/2043	7,000	(7,588)	(7,630)
Fannie Mae	6.000%	10/01/2043	104,500	(114,183)	(114,313)
Freddie Mac	4.000%	10/01/2043	13,000	(13,256)	(13,589)
Freddie Mac	5.000%	10/01/2043	128,300	(136,980)	(138,333)
Ginnie Mae	3.000%	10/01/2043	260,000	(249,925)	(256,263)
Ginnie Mae	4.500%	10/01/2043	88,000	(93,734)	(94,490)
Ginnie Mae	6.000%	10/01/2043	10,000	(10,973)	(11,028)
Ginnie Mae	6.500%	10/01/2043	8,000	(8,950)	(8,970)
U.S. Treasury Bonds	2.875%	05/15/2043	111,000	(94,336)	(95,494)
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	15,651	(16,240)	(16,329)
U.S. Treasury Notes	0.625%	08/15/2016	55,900	(55,897)	(55,997)
U.S. Treasury Notes	1.000%	09/30/2016	303,600	(306,131)	(306,917)
U.S. Treasury Notes	1.125%	12/31/2019	92,400	(88,382)	(88,917)
U.S. Treasury Notes	1.250%	01/31/2019	48,800	(48,031)	(48,317)
U.S. Treasury Notes	1.375%	12/31/2018	9,200	(9,032)	(9,192)
U.S. Treasury Notes	1.500%	08/31/2018	39,300	(39,568)	(39,618)
U.S. Treasury Notes	2.000%	02/15/2022	85,100	(81,954)	(83,018)
U.S. Treasury Notes	2.375%	05/31/2018	13,200	(13,810)	(13,970)
U.S. Treasury Notes	2.500%	08/15/2023	101,900	(101,057)	(101,246)
U.S. Treasury Notes	2.500%	08/15/2023	94,700	(93,412)	(94,099)
U.S. Treasury Notes	2.625%	01/31/2018	104,900	(110,855)	(111,862)
U.S. Treasury Notes	3.125%	05/15/2019	48,200	(52,106)	(52,856)
U.S. Treasury Notes	3.750%	11/15/2018	4,800	(5,284)	(5,426)

Total Short Sales				$(3,676,947)	$(3,724,346)

(3)	Market value includes $4,082 of interest payable on short sales.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(h)	Securities with an aggregate market value of $78,853 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$1,269,610	$0	$0	$0	$1,269,610	$(1,296,107)	$(26,497)
BOA	0	0	0	0	0	50,104	50,104
BOS	135,801	(50,187)	0	0	85,614	(139,120)	(53,506)
BSN	300,501	0	0	0	300,501	(306,716)	(6,215)
GRE	514,801	0	0	0	514,801	(525,537)	(10,736)
GSC	500,004	0	0	0	500,004	(508,870)	(8,866)
JPS	245,600	0	0	0	245,600	(251,207)	(5,607)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	165

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
MBC	$140,000	$0	$0	$0	$140,000	$(142,849)	$(2,849)
MSC	147,804	0	0	0	147,804	(151,933)	(4,129)
NXN	325,901	0	0	0	325,901	(332,567)	(6,666)
RDR	200,001	0	0	0	200,001	(204,268)	(4,267)
SAL	41,500	0	0	0	41,500	(42,365)	(865)
SSB	6,786	0	0	0	6,786	(6,924)	(138)
TDM	549,101	0	0	0	549,101	(561,112)	(12,011)

Master Securities Forward Transactions Agreement
BCY	0	0	0	(890,043)	(890,043)	3,484	(886,559)
BOA	0	0	0	0	0	(10,790)	(10,790)
BPG	0	0	0	(114,648)	(114,648)	324	(114,324)
DEU	0	0	0	(476,366)	(476,366)	3,881	(472,485)
FOB	0	0	0	(810,251)	(810,251)	8,864	(801,387)
GRE	0	0	0	(265,064)	(265,064)	5,169	(259,895)
GSC	0	0	0	(288,536)	(288,536)	(8,340)	(296,876)
JPS	0	0	0	(115,220)	(115,220)	(15,163)	(130,383)
MSC	0	0	0	0	0	(17,296)	(17,296)
SAL	0	0	0	(548,235)	(548,235)	(929)	(549,164)
TDM	0	0	0	(195,507)	(195,507)	141	(195,366)
WFS	0	0	0	(20,476)	(20,476)	261	(20,215)

Total Borrowings and Other Financing Transactions	$4,377,410	$(50,187)	$0	$(3,724,346)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2014	76	$9	$3	$0
90-Day Eurodollar December Futures	Long	12/2015	7,024	(4,610)	351	0
90-Day Eurodollar September Futures	Long	09/2014	2,798	554	35	0
Euro-OAT France Government Bond December Futures	Short	12/2013	5,003	(17,834)	0	(2,910)
Japan Government 10-Year Bond December Futures	Short	12/2013	567	(7,053)	115	(692)
U.S. Treasury 10-Year Note December Futures	Short	12/2013	1,763	(5,460)	0	(83)

Total Futures Contracts				$(34,394)	$504	$(3,685)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-12 5-Year Index	(5.000%	)	06/20/2014	$ 173,160	$(4,832)	$(2,992)	$0	$(32)
CDX.HY-13 5-Year Index	(5.000%	)	12/20/2014	114,000	(5,300)	(5,870)	0	(47)
CDX.HY-14 5-Year Index	(5.000%	)	06/20/2015	174,816	(10,674)	(13,296)	0	(18)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015	598,656	(44,469)	(71,425)	125	0
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	7,776	(601)	(1,203)	7	0
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	45,837	(3,478)	(5,520)	7	0
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017	128,900	(9,233)	(9,498)	14	0
CDX.IG-13 5-Year Index	(1.000%	)	12/20/2014	38,900	(413)	(376)	3	0
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017	191,900	(3,002)	(2,038)	74	0
iTraxx Europe 9 Index	(1.750%	)	06/20/2018	EUR 207,500	(6,955)	(3,038)	508	0
iTraxx Europe 12 Index	(1.000%	)	12/20/2014	25,600	(281)	(46)	21	0
iTraxx Europe 17 Index	(1.000%	)	06/20/2017	563,900	(6,365)	(6,778)	1,169	0
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	560,800	(5,060)	(9,538)	1,402	0
iTraxx Europe 19 Index	(1.000%	)	06/20/2018	248,800	(878)	(4,255)	701	0
iTraxx Europe Crossover 17 Index	(5.000%	)	06/20/2017	82,200	(8,626)	(1,883)	444	0
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	62,800	(5,663)	(2,951)	388	0

					$(115,830)	$(140,707)	$4,863	$(97)

166	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-19 5-Year Index	1.000%	12/20/2017	$191,900	$3,002	$1,878	$0	$(74)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	133,900	$532	$961	$122	$0
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		17,100	(85)	(93)	44	0
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		34,200	(931)	(958)	83	0
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		390,000	(19,991)	(18,868)	1,792	0
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		17,100	743	815	0	(36)
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		30,900	1,408	1,539	0	(63)
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		163,900	28,033	24,222	0	(1,341)
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	818,500	2,601	(1,857)	21	0
Receive	3-Month USD-LIBOR	0.500%	06/19/2015	$	16,100	(38)	(28)	0	(1)
Pay	3-Month USD-LIBOR	1.650%	09/09/2018		868,800	6,169	8,775	419	0
Pay	3-Month USD-LIBOR	2.710%	09/09/2023		103,100	(310)	412	65	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		246,300	26,027	26,275	0	(72)
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		186,400	20,394	17,113	25	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		171,300	28,902	23,446	27	0
Receive	3-Month USD-LIBOR	2.950%	07/10/2043		328,400	43,146	27,678	45	0
Receive	3-Month USD-LIBOR	3.288%	09/20/2043		2,500	178	93	0	0
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	12,300	(697)	(359)	48	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		147,700	(5,608)	(4,682)	580	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		13,100	(253)	(334)	52	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		219,200	(138)	(879)	878	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		172,100	(1,679)	(2,855)	762	0
Receive	6-Month EUR-EURIBOR	1.829%	06/21/2023	EUR	146,900	3,034	3,034	0	(692)
Receive	6-Month EUR-EURIBOR	1.828%	06/21/2023		149,600	3,108	3,108	0	(704)
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024		297,500	(1,027)	(2,019)	0	(1,523)
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		229,700	1,790	4,442	0	(1,733)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	47,150,000	2,275	175	0	(411)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		37,230,000	(5,332)	(2,475)	0	(390)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		19,810,000	(9,368)	9,787	0	(994)
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		8,460,000	1,979	2,232	0	(384)

						$124,862	$118,700	$4,963	$(8,344)

Total Swap Agreements						$12,034	$(20,129)	$9,826	$(8,515)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(j)	Securities with an aggregate market value of $222,960 and cash of $1,106 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$504	$9,826	$10,330	$0	$(3,685)	$(8,515)	$(12,200)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	167

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	6,598	$		6,017	$0	$(138)
	10/2013		EUR	31,612			41,868	0	(898)
	10/2013		JPY	2,979,959			30,139	0	(180)
	10/2013	$		291,623		AUD	313,536	874	0
	10/2013			22,349		GBP	14,391	949	0
	10/2013			128,953		JPY	12,580,700	0	(953)
	10/2013			801		RUB	26,095	3	0
	11/2013		AUD	310,416	$		288,213	0	(747)
	02/2014		BRL	23,734			11,406	1,026	0
	02/2014	$		11,406		BRL	23,734	0	(1,026)

BPS	02/2014			15,600			32,386	0	(1,437)

BRC	10/2013		EUR	19,172	$		25,440	0	(497)
	10/2013	$		290,437		AUD	311,955	590	(5)
	10/2013			77,144		GBP	48,059	658	0
	10/2013			2,302		JPY	229,200	30	0
	11/2013		AUD	310,416	$		288,370	0	(590)
	11/2013		GBP	48,059			77,125	0	(658)
	11/2013		HUF	42,374,391			187,249	0	(4,922)
	11/2013	$		1,324		GBP	818	0	0
	11/2013			39,600		HUF	8,954,738	1,010	0
	12/2013		MXN	474,037	$		35,935	0	(58)

CBK	10/2013		AUD	290,301			260,226	0	(10,596)
	10/2013		GBP	16,800			26,071	0	(1,127)
	10/2013	$		552,321		AUD	593,415	1,305	(29)
	10/2013			529,646		EUR	392,791	1,742	0
	10/2013			3,899		JPY	388,700	56	0
	10/2013			8,821		TRY	16,864	0	(484)
	11/2013		AUD	581,948	$		540,464	0	(1,259)
	11/2013		EUR	370,829			500,665	0	(1,052)
	11/2013	$		25,000		HUF	5,644,250	597	0
	11/2013			300		SEK	1,915	0	(2)
	03/2014		RUB	486,446	$		14,940	327	0

DUB	10/2013		AUD	584,074			520,410	0	(24,473)
	10/2013		JPY	3,088,700			32,094	669	0
	10/2013	$		1,917		JPY	186,100	0	(24)
	11/2013			12,800		HUF	2,903,552	368	0
	12/2013		CAD	16,652	$		16,217	84	0
	04/2014		CNY	50,233			8,043	0	(98)
	10/2016		JPY	14,171,622			200,296	50,442	0

FBF	10/2013		BRL	91,090			40,848	0	(253)
	10/2013		EUR	97,470			130,353	0	(1,509)
	10/2013		GBP	45,650			71,085	0	(2,817)
	10/2013		TRY	230,053			124,595	10,870	0
	10/2013	$		38,251		BRL	91,090	2,849	0
	10/2013			11,746		EUR	8,827	196	0
	10/2013			3,586		JPY	355,100	27	0
	10/2013			5,624		TRY	10,752	0	(309)
	11/2013		BRL	406,841	$		175,226	0	(6,911)
	12/2013		MXN	379,452			28,742	0	(69)
	03/2014		RUB	469,294			14,411	313	0

GLM	11/2013		SEK	6,630			1,011	0	(20)
	11/2013	$		7,000		HUF	1,581,125	170	0
	12/2013		MXN	759,776	$		57,681	0	(7)
	02/2014		BRL	29,874			14,400	1,335	0
	02/2014	$		14,400		BRL	29,874	0	(1,335)
	03/2014			31,290		RUB	1,019,428	0	(666)

HUS	10/2013		AUD	5,081	$		4,670	0	(71)
	10/2013		BRL	287,565			124,878	0	(4,873)
	10/2013		CNY	308,750			50,000	0	(375)
	10/2013		EUR	20,819			27,616	0	(549)
	10/2013		NZD	17,197			13,313	0	(970)
	10/2013	$		1,704		AUD	1,817	0	(9)
	10/2013			128,953		BRL	287,565	797	0
	10/2013			7,000		CNY	44,457	249	0
	10/2013			1,965		EUR	1,452	0	(1)

168	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013	$		6,458		JPY	632,000	$0	$(28)
	10/2013			92,167		TRY	176,379	0	(4,975)
	11/2013		EUR	22,450	$		30,319	0	(55)
	11/2013		NZD	17,116			14,138	0	(46)
	11/2013	$		25,000		HUF	5,672,375	725	0
	12/2013			3,543		CAD	3,641	0	(15)

JPM	10/2013		RUB	303,874	$		9,280	0	(91)
	10/2013	$		54,351		CNY	334,473	221	0
	10/2013			369,674		EUR	277,763	6,098	0
	10/2013			12,976		TRY	24,857	0	(688)
	11/2013		SEK	5,425	$		831	0	(12)
	11/2013	$		59,700		HUF	13,501,751	1,531	0
	12/2013		MXN	709,929	$		53,547	0	(357)
	01/2014		CNY	334,473			54,283	0	(39)
	02/2014		BRL	32,386			15,600	1,437	0
	03/2014	$		13,370		RUB	435,528	0	(286)

MSC	10/2013		BRL	412,546	$		177,589	0	(8,553)
	10/2013		CNY	351,918			57,000	0	(418)
	10/2013		EUR	20,128			26,868	0	(362)
	10/2013	$		185,157		BRL	412,546	1,004	(19)
	11/2013		BRL	98,537	$		43,151	0	(963)
	01/2014			314,009			138,942	161	0

RYL	04/2014	$		8,166		CNY	50,000	0	(63)

SCX	10/2013			52,527			326,195	694	0

SOG	10/2013		AUD	334,668	$		300,599	0	(11,613)

UAG	10/2013		CNY	34,321			5,502	0	(95)
	10/2013		EUR	491,632			657,923	0	(7,182)
	10/2013	$		8,556		RUB	277,778	10	0
	11/2013			17,400		HUF	3,946,842	499	0
	11/2013			134		SEK	870	1	0
	01/2014		EUR	166,792	$		216,047	0	(9,654)
	01/2014		RUB	277,778			8,418	5	0
	03/2014			486,063			14,929	328	0

Total Forward Foreign Currency Contracts								$90,250	$(117,511)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014	EUR	153,600	$4,651	$5,020

BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		191,700	23,821	6
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/06/2014		72,900	4,101	2,440

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.080%	11/29/2013	$	582,700	4,487	53
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		719,000	11,504	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		645,200	27,893	22,519

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		105,200	192	42
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/06/2014	EUR	100,000	5,626	3,347
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.650%	08/06/2014		310,500	22,970	25,374

FBF	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/12/2014		57,400	3,257	1,984

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		113,200	12,418	3
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800%	03/12/2014		132,900	7,740	4,594

JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.090%	08/06/2014		154,900	4,680	5,062

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	$	183,900	330	74
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		148,700	6,781	10,499

RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		205,700	16,396	29,731

								$156,847	$110,748

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	169

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	1.956	02/13/2014	$45,624	$621	$45

BPS	Call - OTC USD versus CNY	CNY	6.386	04/09/2014	136,900	494	160

BRC	Call - OTC USD versus CNY		6.410	02/26/2014	120,202	427	80

CBK	Call - OTC USD versus CNY		6.410	02/26/2014	114,703	419	77
	Put - OTC USD versus RUB	RUB	30.000	02/13/2014	20,800	278	24

DUB	Call - OTC USD versus CNY	CNY	6.552	10/11/2013	94,000	529	0
	Call - OTC USD versus CNY		6.249	06/04/2014	66,200	784	261
	Put - OTC USD versus CNY		6.249	06/04/2014	66,200	784	1,030

FBF	Put - OTC USD versus RUB	RUB	30.000	02/13/2014	236,900	3,331	275

GLM	Put - OTC USD versus BRL	BRL	1.956	02/13/2014	57,600	806	57

HUS	Call - OTC USD versus CNY	CNY	6.354	11/04/2013	130,800	1,298	6
	Call - OTC USD versus CNY		6.272	01/13/2014	62,000	592	45
	Call - OTC USD versus CNY		6.236	05/19/2014	268,491	2,703	1,009
	Put - OTC USD versus CNY		6.236	05/19/2014	268,491	2,703	3,672
	Put - OTC USD versus RUB	RUB	30.000	02/13/2014	139,900	1,906	162

JPM	Put - OTC USD versus BRL	BRL	1.956	02/13/2014	108,024	1,484	107
	Call - OTC USD versus CNY	CNY	6.236	05/19/2014	172,540	1,755	648
	Put - OTC USD versus CNY		6.236	05/19/2014	172,540	1,755	2,360
	Put - OTC USD versus INR	INR	53.500	02/28/2014	61,324	903	44

MSX	Put - OTC USD versus BRL	BRL	1.956	02/13/2014	94,600	1,301	94

RYL	Call - OTC USD versus CNY	CNY	6.248	06/04/2014	31,600	374	125

	Put - OTC USD versus CNY		6.248	06/04/2014	31,600	374	487

UAG	Call - OTC USD versus CNY		6.400	01/14/2014	128,800	549	45
	Call - OTC USD versus CNY		6.410	02/26/2014	59,723	217	40
	Call - OTC USD versus CNY		6.386	04/09/2014	127,300	463	149
	Call - OTC USD versus CNY		6.248	06/04/2014	182,100	2,194	723
	Put - OTC USD versus CNY		6.248	06/04/2014	182,100	2,194	2,809
	Put - OTC USD versus RUB	RUB	30.000	02/13/2014	61,000	872	71

						$32,110	$14,605

Total Purchased Options						$188,957	$125,353

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$2,457,700	$(30,521)	$(23,492)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920%	11/29/2013	582,700	(5,594)	(6,116)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	11/29/2013	439,100	(3,414)	(628)

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	11/29/2013	17,200	(131)	(24)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	2,793,700	(7,812)	(18,875)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016	612,800	(7,526)	(13,664)

RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	870,300	(16,536)	(30,333)

							$(71,534)	$(93,132)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus JPY	JPY 104.050	10/22/2013	$117,010	$(1,094)	$(28)
	Call - OTC USD versus JPY	103.900	10/25/2013	241,081	(2,319)	(95)

					$(3,413)	$(123)

Total Written Options					$(74,947)	$(93,255)

170	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	19,030	$5,390,900	EUR	1,874,700	$(44,580)
Sales	0	12,534,736		1,657,000	(79,489)
Closing Buys	(19,030)	(3,766,145)		(244,600)	18,959
Expirations	0	(2,782,700)		(3,287,100)	18,282
Exercised	0	(3,245,200)		0	11,881

Balance at 09/30/2013	0	$8,131,591	EUR	0	$(74,947)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	Race Point CLO Ltd. 3-Month USD-LIBOR plus 4.250% due 04/15/2020	(4.050%	)	04/15/2020	$2,100	$620	$(566)	$54	$0

RYL	Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	(1.950%	)	04/15/2020	3,000	915	(776)	139	0

						$ 1,535	$(1,342)	$193	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	AT&T, Inc.	(1.000%	)	03/20/2017	0.436%	$	16,600	$(129)	$(199)	$0	$(328)
	Black & Decker Corp.	(2.250%	)	06/20/2014	0.024%		4,600	0	(78)	0	(78)
	Carnival Corp.	(1.000%	)	03/20/2016	0.328%		18,600	(18)	(298)	0	(316)
	Carnival Corp.	(1.000%	)	09/20/2017	0.635%		12,700	124	(310)	0	(186)
	Caterpillar, Inc.	(1.000%	)	09/20/2016	0.367%		33,200	(178)	(457)	0	(635)
	Costco Wholesale Corp.	(1.000%	)	03/20/2017	0.239%		32,900	(840)	(37)	0	(877)
	DDR Corp.	(1.000%	)	06/20/2016	0.564%		17,400	481	(692)	0	(211)
	DDR Corp.	(1.000%	)	09/20/2017	0.893%		29,800	1,311	(1,445)	0	(134)
	DDR Corp.	(1.000%	)	12/20/2017	0.949%		6,300	232	(247)	0	(15)
	Home Depot, Inc.	(1.000%	)	09/20/2016	0.156%		16,900	(317)	(113)	0	(430)
	Kimco Realty Corp.	(1.000%	)	09/20/2017	0.703%		14,900	248	(425)	0	(177)
	Kohl’s Corp.	(1.000%	)	06/20/2016	0.461%		17,300	(191)	(69)	0	(260)
	Kroger Co.	(1.000%	)	12/20/2016	0.305%		33,300	(115)	(640)	0	(755)
	Macy’s Retail Holdings, Inc.	(1.000%	)	03/20/2017	0.594%		121,700	842	(2,577)	0	(1,735)
	Macy’s Retail Holdings, Inc.	(1.000%	)	06/20/2017	0.660%		15,200	7	(202)	0	(195)
	Marriott International, Inc.	(1.000%	)	03/20/2016	0.250%		17,900	(119)	(220)	0	(339)
	Marriott International, Inc.	(1.000%	)	09/20/2016	0.319%		30,200	487	(1,108)	0	(621)
	Marriott International, Inc.	(1.000%	)	03/20/2017	0.399%		65,700	(270)	(1,114)	0	(1,384)
	Marriott International, Inc.	(1.000%	)	06/20/2017	0.446%		31,200	(261)	(387)	0	(648)
	Marriott International, Inc.	(1.000%	)	12/20/2017	0.522%		29,900	(103)	(501)	0	(604)
	McKesson Corp.	(0.640%	)	03/20/2019	0.292%		5,000	0	(94)	0	(94)
	Nordstrom, Inc.	(1.000%	)	09/20/2016	0.316%		6,800	(20)	(121)	0	(141)
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%		19,800	(174)	(230)	0	(404)
	Rohm & Haas Co.	(1.000%	)	09/20/2017	0.333%		1,000	(11)	(16)	0	(27)
	Ryder System, Inc.	(1.000%	)	03/20/2016	0.335%		34,900	285	(870)	0	(585)
	SLM Corp.	(5.000%	)	03/20/2016	1.688%		900	(67)	(7)	0	(74)
	Southwest Airlines Co.	(1.000%	)	03/20/2016	0.420%		17,700	231	(490)	0	(259)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.990%	EUR	9,300	298	(307)	0	(9)
	Staples, Inc.	(3.750%	)	03/20/2014	0.128%	$	3,000	0	(55)	0	(55)
	Talisman Energy, Inc.	(1.000%	)	06/20/2019	1.402%		4,000	48	37	85	0
	Target Corp.	(1.000%	)	09/20/2016	0.177%		16,900	(360)	(60)	0	(420)
	Target Corp.	(1.000%	)	03/20/2017	0.213%		82,300	(1,987)	(280)	0	(2,267)
	Target Corp.	(1.000%	)	06/20/2017	0.232%		18,700	(552)	14	0	(538)
	Target Corp.	(1.000%	)	09/20/2017	0.249%		31,000	(879)	(50)	0	(929)
	Wal-Mart Stores, Inc.	(1.000%	)	06/20/2017	0.165%		31,500	(987)	2	0	(985)
	Wells Fargo & Co.	(1.000%	)	09/20/2016	0.329%		40,400	427	(1,244)	0	(817)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.350%		15,500	349	(678)	0	(329)

BPS	Alcoa, Inc.	(1.000%	)	06/20/2016	1.296%		18,300	498	(358)	140	0
	Carnival Corp.	(1.000%	)	09/20/2016	0.419%		14,400	66	(319)	0	(253)
	Carnival Corp.	(1.000%	)	09/20/2017	0.635%		10,200	(24)	(125)	0	(149)
	Centex Corp.	(1.000%	)	06/20/2016	0.290%		4,800	48	(142)	0	(94)
	D.R. Horton, Inc.	(1.000%	)	03/20/2016	0.893%		2,500	162	(170)	0	(8)
	Intesa Sanpaolo SpA	(1.000%	)	12/20/2016	2.332%	EUR	24,700	3,928	(2,567)	1,361	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	171

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	KB Home	(1.000%	)	03/20/2015	0.808%	$	1,200	$50	$(54)	$0	$(4)
	Lockheed Martin Corp.	(1.000%	)	09/20/2017	0.262%		6,000	(118)	(59)	0	(177)
	PulteGroup, Inc.	(1.000%	)	03/20/2015	0.543%		4,800	314	(348)	0	(34)
	Ryder System, Inc.	(1.000%	)	09/20/2016	0.431%		17,700	103	(407)	0	(304)
	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.686%	EUR	6,500	203	(314)	0	(111)
	Toll Brothers Finance Corp.	(1.000%	)	12/20/2017	1.444%	$	2,000	109	(73)	36	0
	United Parcel Service of America, Inc.	(1.000%	)	09/20/2017	0.168%		1,500	(49)	0	0	(49)

BRC	BNP Paribas S.A.	(1.000%	)	06/20/2017	0.892%	EUR	3,100	325	(343)	0	(18)
	CBS Corp.	(1.000%	)	06/20/2019	0.914%	$	5,000	456	(481)	0	(25)
	Devon Energy Corp.	(1.050%	)	03/20/2014	0.100%		20,000	0	(96)	0	(96)
	Halliburton Co.	(1.000%	)	09/20/2016	0.185%		17,200	(305)	(117)	0	(422)
	Intesa Sanpaolo SpA	(3.000%	)	12/20/2016	2.332%	EUR	17,300	869	(1,372)	0	(503)
	Intesa Sanpaolo SpA	(1.000%	)	09/20/2021	3.343%		21,700	4,482	(85)	4,397	0
	Jones Group, Inc.	(5.000%	)	06/20/2014	0.282%	$	10,000	(102)	(256)	0	(358)
	New York Times Co.	(1.000%	)	03/20/2015	0.333%		2,000	115	(136)	0	(21)
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%		11,600	(79)	(158)	0	(237)
	Pearson Dollar Finance PLC	(0.770%	)	06/20/2018	0.586%		6,000	0	(52)	0	(52)
	Qwest Corp.	(1.000%	)	03/20/2018	0.885%		4,000	(19)	(2)	0	(21)
	Rabobank Group	(1.000%	)	03/20/2017	0.663%	EUR	12,700	272	(476)	0	(204)
	Sempra Energy	(1.100%	)	03/20/2014	0.064%	$	16,100	0	(84)	0	(84)
	Tate & Lyle International Finance PLC	(1.150%	)	06/20/2016	0.539%		1,400	0	(24)	0	(24)
	Whirlpool Corp.	(1.000%	)	12/20/2017	0.693%		10,000	170	(300)	0	(130)
	Williams Cos., Inc.	(1.000%	)	09/20/2016	0.584%		17,200	416	(633)	0	(217)
	Yum! Brands, Inc.	(1.000%	)	12/20/2017	0.407%		30,600	(594)	(171)	0	(765)

CBK	Generali Finance B.V.	(1.000%	)	09/20/2016	1.692%	EUR	17,200	1,571	(1,113)	458	0
	Intesa Sanpaolo SpA	(1.000%	)	09/20/2021	3.343%		43,200	7,117	1,636	8,753	0
	Lockheed Martin Corp.	(1.000%	)	06/20/2017	0.241%	$	9,700	(188)	(88)	0	(276)
	Lockheed Martin Corp.	(1.000%	)	09/20/2017	0.262%		6,300	(105)	(80)	0	(185)
	Norfolk Southern Corp.	(1.000%	)	09/20/2017	0.226%		15,500	(462)	(16)	0	(478)
	Rabobank Group	(1.000%	)	03/20/2017	0.663%	EUR	16,500	228	(493)	0	(265)
	Raytheon Co.	(1.000%	)	06/20/2017	0.220%	$	15,900	(502)	38	0	(464)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.990%	EUR	7,600	265	(272)	0	(7)
	Whirlpool Corp.	(1.000%	)	06/20/2014	0.070%	$	5,000	354	(390)	0	(36)

DUB	Arrow Electronics, Inc.	(1.000%	)	03/20/2017	0.640%		9,600	46	(168)	0	(122)
	Avnet, Inc.	(1.000%	)	09/20/2016	0.550%		1,450	27	(46)	0	(19)
	BNP Paribas S.A.	(1.000%	)	03/20/2017	0.818%	EUR	14,800	675	(806)	0	(131)
	BNP Paribas S.A.	(1.000%	)	03/20/2018	1.084%		14,800	242	(175)	67	0
	Credit Agricole S.A.	(1.000%	)	06/20/2021	1.973%		8,000	443	270	713	0
	D.R. Horton, Inc.	(1.000%	)	06/20/2016	0.998%	$	4,330	248	(249)	0	(1)
	Deluxe Corp.	(1.000%	)	12/20/2014	0.294%		6,900	639	(701)	0	(62)
	Embarq Corp.	(1.000%	)	06/20/2016	0.975%		10,700	(187)	177	0	(10)
	General Electric Capital Corp.	(1.000%	)	09/20/2016	0.533%		14,600	207	(413)	0	(206)
	Home Depot, Inc.	(1.000%	)	06/20/2017	0.217%		25,300	(701)	(41)	0	(742)
	Honeywell International, Inc.	(1.000%	)	09/20/2017	0.174%		15,500	(517)	6	0	(511)
	Marsh & McLennan Cos., Inc.	(1.000%	)	09/20/2015	0.184%		2,000	(46)	13	0	(33)
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%		7,200	(39)	(108)	0	(147)
	Northrop Grumman Systems Corp.	(1.000%	)	09/20/2017	0.246%		15,700	(420)	(52)	0	(472)
	Pearson Dollar Finance PLC	(1.000%	)	06/20/2018	0.586%		19,925	(268)	(118)	0	(386)
	Ryland Group, Inc.	(1.000%	)	03/20/2015	0.590%		4,800	216	(246)	0	(30)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.439%		9,600	46	(235)	0	(189)
	Wells Fargo & Co.	(1.000%	)	09/20/2016	0.329%		55,400	625	(1,745)	0	(1,120)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.350%		15,500	385	(714)	0	(329)
	WPP Ltd.	(1.000%	)	06/20/2014	0.103%		18,751	(237)	109	0	(128)

FBF	COX Communications, Inc.	(1.000%	)	09/20/2017	0.861%		8,100	(165)	118	0	(47)
	COX Communications, Inc.	(1.000%	)	03/20/2018	1.005%		6,100	(174)	173	0	(1)
	Ericsson LM Telephone Co.	(1.000%	)	03/20/2018	0.778%	EUR	15,100	291	(495)	0	(204)
	Goodrich Corp.	(1.000%	)	09/20/2016	0.077%	$	17,200	(401)	(78)	0	(479)
	Honeywell International, Inc.	(1.000%	)	09/20/2016	0.122%		17,200	(523)	67	0	(456)
	Ingersoll-Rand Co.	(1.000%	)	09/20/2016	0.112%		17,200	(523)	62	0	(461)
	Intesa Sanpaolo SpA	(1.000%	)	09/20/2016	2.162%		21,100	1,367	(671)	696	0
	Lockheed Martin Corp.	(1.000%	)	09/20/2016	0.173%		17,700	(538)	97	0	(441)
	Lockheed Martin Corp.	(1.000%	)	09/20/2017	0.262%		10,000	(162)	(132)	0	(294)
	Macy’s Retail Holdings, Inc.	(1.000%	)	12/20/2016	0.520%		7,900	93	(217)	0	(124)
	Macy’s Retail Holdings, Inc.	(1.000%	)	03/20/2017	0.594%		17,100	249	(493)	0	(244)
	Marriott International, Inc.	(1.000%	)	12/20/2017	0.522%		11,200	(22)	(204)	0	(226)
	Noble Corp.	(1.000%	)	03/20/2017	0.917%		9,500	14	(44)	0	(30)
	Nordstrom, Inc.	(1.000%	)	09/20/2016	0.316%		10,300	(30)	(183)	0	(213)

172	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%	$	15,600	$(85)	$(234)	$0	$(319)
	Raytheon Co.	(1.000%	)	09/20/2016	0.161%		17,700	(511)	63	0	(448)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.439%		17,000	81	(416)	0	(335)
	Target Corp.	(1.000%	)	06/20/2017	0.232%		16,600	(486)	8	0	(478)
	Telefonaktiebolaget LM Ericsson	(1.000%	)	09/20/2017	0.686%	EUR	9,500	320	(482)	0	(162)
	Union Pacific Corp.	(1.000%	)	09/20/2016	0.136%	$	17,200	(505)	57	0	(448)
	United Parcel Service of America, Inc.	(1.000%	)	09/20/2016	0.113%		17,200	(505)	45	0	(460)
	Whirlpool Corp.	(1.000%	)	12/20/2017	0.693%		4,700	95	(157)	0	(62)

GST	BNP Paribas S.A.	(1.000%	)	03/20/2018	1.084%	EUR	4,800	79	(57)	22	0
	Carnival Corp.	(1.000%	)	09/20/2016	0.419%	$	17,400	118	(423)	0	(305)
	Carnival Corp.	(1.000%	)	03/20/2018	0.759%		30,100	(300)	(26)	0	(326)
	Centex Corp.	(1.000%	)	06/20/2014	0.103%		1,000	14	(20)	0	(6)
	COX Communications, Inc.	(1.000%	)	09/20/2017	0.861%		9,800	(199)	143	0	(56)
	COX Communications, Inc.	(1.000%	)	03/20/2018	1.005%		3,100	(85)	85	0	(0)
	DDR Corp.	(1.000%	)	06/20/2016	0.564%		17,300	502	(712)	0	(210)
	Ericsson LM Telephone Co.	(1.000%	)	03/20/2018	0.778%	EUR	6,200	117	(201)	0	(84)
	Home Depot, Inc.	(1.000%	)	12/20/2016	0.168%	$	7,900	(161)	(53)	0	(214)
	Macy’s Retail Holdings, Inc.	(1.000%	)	06/20/2017	0.660%		16,600	81	(294)	0	(213)
	Marriott International, Inc.	(1.000%	)	09/20/2016	0.319%		6,700	165	(303)	0	(138)
	Marriott International, Inc.	(1.000%	)	09/20/2017	0.487%		16,200	174	(506)	0	(332)
	Masco Corp.	(1.000%	)	03/20/2017	1.092%		2,500	224	(217)	7	0
	McDonald’s Corp.	(1.000%	)	09/20/2017	0.137%		38,100	(1,338)	26	0	(1,312)
	Newell Rubbermaid, Inc.	(1.000%	)	09/20/2017	0.468%		9,800	48	(256)	0	(208)
	Qwest Corp.	(1.000%	)	03/20/2018	0.885%		9,400	0	(50)	0	(50)
	RPM International, Inc.	(1.000%	)	03/20/2018	0.791%		4,000	59	(96)	0	(37)
	SLM Corp.	(5.000%	)	03/20/2016	1.688%		800	(59)	(7)	0	(66)
	Standard Chartered PLC	(1.000%	)	06/20/2017	0.990%	EUR	7,900	276	(283)	0	(7)
	Stanley Black & Decker, Inc.	(1.000%	)	09/20/2017	0.436%	$	9,600	(144)	(71)	0	(215)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2016	0.272%		10,900	71	(271)	0	(200)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%	)	03/20/2017	0.439%		7,000	44	(181)	0	(137)

JPM	BNP Paribas S.A.	(1.000%	)	06/20/2017	0.892%	EUR	18,300	1,915	(2,020)	0	(105)
	BNP Paribas S.A.	(0.660%	)	03/20/2014	0.223%	$	10,000	0	(23)	0	(23)
	Cigna Corp.	(1.000%	)	06/20/2019	0.542%		6,500	296	(462)	0	(166)
	Con-way, Inc.	(3.750%	)	03/20/2018	1.482%		2,500	0	(246)	0	(246)
	HSBC Bank PLC	(1.000%	)	09/20/2016	0.524%	EUR	10,000	121	(315)	0	(194)
	Kimco Realty Corp.	(1.000%	)	09/20/2017	0.703%	$	8,900	114	(220)	0	(106)
	Lockheed Martin Corp.	(1.000%	)	06/20/2017	0.241%		23,700	(435)	(239)	0	(674)
	Masco Corp.	(1.000%	)	06/20/2015	0.480%		3,000	139	(167)	0	(28)
	Northrop Grumman Systems Corp.	(1.000%	)	06/20/2017	0.227%		23,700	(749)	62	0	(687)
	Raytheon Co.	(1.000%	)	06/20/2017	0.220%		23,300	(748)	67	0	(681)
	Target Corp.	(1.000%	)	09/20/2016	0.177%		24,000	(535)	(61)	0	(596)

MYC	Alcoa, Inc.	(1.000%	)	06/20/2016	1.296%		11,300	292	(205)	87	0
	AT&T, Inc.	(1.000%	)	12/20/2016	0.371%		17,600	(149)	(213)	0	(362)
	BNP Paribas S.A.	(1.000%	)	03/20/2017	0.818%	EUR	21,000	939	(1,124)	0	(185)
	BNP Paribas S.A.	(1.000%	)	06/20/2017	0.892%		9,800	1,028	(1,084)	0	(56)
	COX Communications, Inc.	(1.000%	)	03/20/2018	1.005%	$	9,400	(258)	257	0	(1)
	General Electric Capital Corp.	(1.000%	)	09/20/2016	0.533%		55,100	790	(1,568)	0	(778)
	HSBC Bank PLC	(1.000%	)	09/20/2016	0.524%	EUR	14,600	217	(501)	0	(284)
	Kimco Realty Corp.	(1.000%	)	06/20/2016	0.537%	$	18,800	(63)	(178)	0	(241)
	Lloyds Banking Group PLC	(3.000%	)	06/20/2020	2.325%	EUR	10,000	(190)	(381)	0	(571)
	Pactiv LLC	(5.000%	)	06/20/2017	3.096%	$	5,000	(328)	(14)	0	(342)
	Ryder System, Inc.	(1.000%	)	09/20/2016	0.431%		17,800	103	(409)	0	(306)
	Target Corp.	(1.000%	)	06/20/2016	0.159%		18,500	(421)	(10)	0	(431)
	Wells Fargo & Co.	(1.000%	)	09/20/2016	0.329%		25,000	368	(874)	0	(506)
	Wells Fargo & Co.	(1.000%	)	12/20/2016	0.350%		21,000	527	(972)	0	(445)

SOG	Generali Finance B.V.	(1.000%	)	09/20/2016	1.692%	EUR	18,000	1,343	(863)	480	0
	Kimco Realty Corp.	(1.000%	)	06/20/2016	0.537%	$	3,800	(15)	(34)	0	(49)
	Royal Bank of Scotland Group PLC	(3.000%	)	03/20/2015	1.392%		4,500	(9)	(101)	0	(110)

UAG	Marriott International, Inc.	(1.000%	)	03/20/2017	0.399%		16,900	(123)	(233)	0	(356)
	Masco Corp.	(4.650%	)	12/20/2016	0.980%		5,000	0	(590)	0	(590)
	Nordstrom, Inc.	(1.000%	)	12/20/2017	0.517%		6,000	(32)	(90)	0	(122)
	Ryder System, Inc.	(1.000%	)	06/20/2016	0.388%		7,600	62	(191)	0	(129)
	Union Pacific Corp.	(1.000%	)	09/20/2017	0.206%		9,700	(289)	(18)	0	(307)

								$20,226	$(51,219)	$17,302	$(48,295)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	173

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2023	1.256%	$	3,000	$(115)	$53	$0	$(62)
	Brazil Government International Bond	1.000%	09/20/2014	0.672%		3,700	6	7	13	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		3,900	41	6	47	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		5,800	12	7	19	0
	Safeway, Inc.	1.000%	12/20/2022	3.303%		6,100	(1,437)	431	0	(1,006)

BPS	Dell, Inc.	1.000%	03/20/2020	4.770%		9,700	(2,010)	74	0	(1,936)

BRC	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.267%	EUR	4,300	(647)	723	76	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2017	1.049%	$	18,500	(740)	709	0	(31)

CBK	AES Corp.	5.000%	09/20/2016	1.269%		2,400	136	130	266	0
	California State General Obligation Bonds, Series 2003	1.000%	03/20/2023	1.428%		19,300	(422)	(167)	0	(589)
	China Government International Bond	1.000%	12/20/2016	0.486%		2,100	(100)	135	35	0
	DISH DBS Corp.	5.000%	09/20/2021	3.612%		7,500	647	28	675	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		2,700	3	6	9	0

DUB	Ally Financial, Inc.	5.000%	12/20/2020	2.790%		34,600	1,502	3,087	4,589	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2020	0.988%		36,400	(465)	505	40	0
	China Government International Bond	1.000%	12/20/2016	0.486%		3,100	(157)	209	52	0
	General Electric Capital Corp.	1.000%	06/20/2014	0.188%		26,000	147	15	162	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		17,300	183	28	211	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.370%		41,800	193	11	204	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.450%		40,100	238	(10)	228	0
	Morgan Stanley	1.000%	06/20/2014	0.396%		20,400	86	10	96	0

GST	Brazil Government International Bond	1.000%	09/20/2014	0.672%		3,500	4	9	13	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%		4,000	(63)	488	425	0

HUS	Qatar Government International Bond	1.000%	03/20/2016	0.317%		2,000	(1)	35	34	0
	Qatar Government International Bond	1.000%	06/20/2016	0.353%		1,000	(7)	25	18	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		800	1	2	3	0

JPM	China Government International Bond	1.000%	12/20/2016	0.486%		4,100	(205)	274	69	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%		1,500	(6)	32	26	0

MYC	AES Corp.	5.000%	09/20/2016	1.269%		5,000	283	270	553	0
	Brazil Government International Bond	1.000%	09/20/2014	0.672%		800	1	2	3	0
	Dell, Inc.	1.000%	03/20/2020	4.770%		6,500	(1,366)	69	0	(1,297)
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%		2,000	(6)	44	38	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.286%		2,000	(15)	55	40	0
	Qatar Government International Bond	1.000%	06/20/2016	0.353%		1,000	(7)	25	18	0

							$(4,286)	$7,327	$7,962	$(4,921)

174	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date		Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046	$	11,579	$4,690	$(1,463)	$3,227	$0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	1,320,000	687	(866)	0	(179)

BPS	iTraxx Europe Senior Financials 19 Index	(1.000%	)	06/20/2018	EUR	62,200	1,540	(286)	1,254	0

BRC	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	$	5,736	2,968	(306)	2,662	0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	670,000	349	(440)	0	(91)

DUB	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046	$	9,190	2,941	(380)	2,561	0
	iTraxx Europe Senior Financials 19 Index	(1.000%	)	06/20/2018	EUR	56,100	1,389	(258)	1,131	0

FBF	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	1,340,000	690	(872)	0	(182)

GST	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037	$	14,118	7,271	(719)	6,552	0
	iTraxx Japan 16 5-Year Index	(1.000%	)	12/20/2016	JPY	1,350,000	703	(886)	0	(183)

JPM	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046	$	8,547	3,493	(1,112)	2,381	0
	iTraxx Europe Senior Financials 16 Index	(1.000%	)	12/20/2016	EUR	41,500	2,312	(1,723)	589	0

MYC	ABX.HE.AAA.6-2 Index	(0.110%	)	05/25/2046	$	5,882	2,397	(758)	1,639	0
	ABX.HE.AAA.7-1 Index	(0.090%	)	08/25/2037		20,207	10,411	(1,034)	9,377	0
	iTraxx Europe 15 Index 9-12%	(1.000%	)	06/20/2016	EUR	125,700	16,936	(17,036)	0	(100)
	iTraxx Europe Senior Financials 17 Index	(1.000%	)	06/20/2017		96,700	4,949	(3,472)	1,477	0

UAG	iTraxx Europe 9 10-Year Index 22-100%	(0.250%	)	06/20/2018		331,300	2,612	655	3,267	0

							$66,338	$(30,956)	$36,117	$(735)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
MYC	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR 345,400	$(12,637)	$9,231	$0	$(3,406)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	7.585%	01/02/2015	BRL	407,900	$(858)	$(4,078)	$0	$(4,936)
	Pay	1-Year BRL-CDI	8.160%	01/02/2015		239,400	(10)	(1,992)	0	(2,002)
	Pay	1-Year BRL-CDI	8.440%	01/02/2015		370,700	2,310	(3,732)	0	(1,422)
	Pay	1-Year BRL-CDI	9.880%	01/02/2015		222,300	0	2,282	2,282	0
	Pay	1-Year BRL-CDI	9.890%	01/02/2015		2,100	0	22	22	0
	Pay	1-Year BRL-CDI	8.420%	01/02/2017		147,200	287	(4,110)	0	(3,823)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		522,800	(1,908)	(10,875)	0	(12,783)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		364,800	1,546	(8,406)	0	(6,860)
	Pay	1-Year BRL-CDI	10.410%	01/02/2017		189,700	0	(1,210)	0	(1,210)
	Pay	1-Year BRL-CDI	10.460%	01/02/2017		182,800	0	(1,071)	0	(1,071)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	17,300	100	(438)	0	(338)
	Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		25,700	98	(117)	0	(19)

BPS	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	8,200	(27)	318	291	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2017	BRL	22,000	0	(542)	0	(542)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	175

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	1-Year BRL-CDI	7.915%	01/02/2015	BRL	754,100	$(50)	$(7,464)	$0	$(7,514)
	Pay	1-Year BRL-CDI	8.585%	01/02/2017		12,600	20	(330)	0	(310)
	Pay	1-Year BRL-CDI	9.110%	01/02/2017		600	0	(12)	0	(12)
	Pay	1-Year BRL-CDI	10.400%	01/02/2017		35,000	0	(227)	0	(227)
	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	32,900	161	1,510	1,671	0

DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015	BRL	464,800	(983)	(4,542)	0	(5,525)
	Pay	1-Year BRL-CDI	8.430%	01/02/2015		98,500	622	(1,009)	0	(387)
	Pay	1-Year BRL-CDI	10.140%	01/02/2015		14,700	4	186	190	0
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		556,900	431	(14,048)	0	(13,617)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		61,600	85	(1,196)	0	(1,111)

FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	14,350	52	458	510	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	190,500	(105)	(4,771)	0	(4,876)
	Pay	1-Year BRL-CDI	8.935%	01/02/2017		7,800	(4)	(156)	0	(160)
	Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	AUD	34,800	172	1,596	1,768	0

GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	35,000	378	865	1,243	0
	Pay	1-Year BRL-CDI	7.550%	01/02/2015	BRL	207,100	(500)	(2,069)	0	(2,569)
	Pay	1-Year BRL-CDI	8.150%	01/02/2015		262,700	(21)	(2,195)	0	(2,216)
	Pay	1-Year BRL-CDI	9.940%	01/02/2015		96,300	0	1,047	1,047	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017		59,400	101	(1,717)	0	(1,616)
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		480,300	(159)	(10,916)	0	(11,075)
	Pay	3-Month USD-LIBOR	0.070%	09/10/2014	$	1,000	0	0	0	(0)
	Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	2,700	(4)	(48)	0	(52)

HUS	Pay	1-Year BRL-CDI	7.775%	01/02/2015	BRL	136,100	(85)	(1,327)	0	(1,412)
	Pay	1-Year BRL-CDI	8.075%	01/02/2015		334,700	643	(3,185)	0	(2,542)
	Pay	1-Year BRL-CDI	8.645%	01/02/2017		1,000	2	(26)	0	(24)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	1,128,500	3,661	3,667	7,328	0

JPM	Pay	1-Year BRL-CDI	7.890%	01/02/2015	BRL	376,600	138	(3,728)	0	(3,590)
	Pay	1-Year BRL-CDI	9.980%	01/02/2015		77,900	(29)	910	881	0
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		47,000	82	(1,201)	0	(1,119)

MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	8,100	13	275	288	0
	Pay	1-Year BRL-CDI	7.795%	01/02/2015	BRL	173,900	(46)	(1,731)	0	(1,777)
	Pay	1-Year BRL-CDI	8.630%	01/02/2015		9,100	75	(93)	0	(18)
	Pay	1-Year BRL-CDI	9.930%	01/02/2015		1,006,500	665	10,175	10,840	0
	Pay	1-Year BRL-CDI	10.605%	01/02/2015		269,500	1,641	3,027	4,668	0
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		124,200	8	(3,129)	0	(3,121)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		104,600	0	(1,973)	0	(1,973)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	392,100	1,349	1,197	2,546	0

UAG	Pay	1-Year BRL-CDI	8.560%	01/02/2015	BRL	6,700	0	(41)	0	(41)
	Pay	1-Year BRL-CDI	8.200%	01/02/2017		147,400	(274)	(3,984)	0	(4,258)
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		117,400	67	(3,071)	0	(3,004)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		97,400	177	(2,496)	0	(2,319)
	Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	AUD	173,600	804	8,695	9,499	0
	Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017		174,600	1,243	8,342	9,585	0

							$11,872	$(68,684)	$54,659	$(111,471)

Total Swap Agreements							$83,048	$(135,643)	$116,233	$(168,828)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(l)	Securities with an aggregate market value of $114,637 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$2,852	$5,065	$5,749	$13,666	$(3,942)	$0	$(53,572)	$(57,514)	$(43,848)	$44,378	$530
BPS	0	160	3,082	3,242	(1,437)	0	(3,661)	(5,098)	(1,856)	2,549	693
BRC	2,288	2,526	8,806	13,620	(6,730)	0	(11,362)	(18,092)	(4,472)	3,834	(638)
CBK	4,027	22,673	10,196	36,896	(14,549)	(30,236)	(2,300)	(47,085)	(10,189)	12,069	1,880
DUB	51,563	30,054	10,244	91,861	(24,595)	(24)	(25,278)	(49,897)	41,964	(43,460)	(1,496)
FBF	14,255	2,259	2,974	19,488	(11,868)	0	(11,150)	(23,018)	(3,530)	0	(3,530)
GLM	1,505	4,654	2,290	8,449	(2,028)	(18,998)	(17,528)	(38,554)	(30,105)	31,472	1,367
GST	0	0	7,019	7,019	0	0	(4,299)	(4,299)	2,720	(3,140)	(420)
HUS	1,771	4,894	7,383	14,048	(11,967)	0	(3,978)	(15,945)	(1,897)	312	(1,585)

176	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
JPM	$9,287	$8,221	$3,946	$21,454	$(1,473)	$0	$(8,215)	$(9,688)	$11,766	$(11,690)	$76
MSC	1,165	0	0	1,165	(10,315)	0	0	(10,315)	(9,150)	5,302	(3,848)
MSX	0	94	0	94	0	0	0	0	94	(1,334)	(1,240)
MYC	0	10,573	31,574	42,147	0	(13,664)	(16,200)	(29,864)	12,283	(21,428)	(9,145)
RYL	0	30,343	139	30,482	(63)	(30,333)	0	(30,396)	86	246	332
SCX	694	0	0	694	0	0	0	0	694	(270)	424
SOG	0	0	480	480	(11,613)	0	(159)	(11,772)	(11,292)	10,848	(444)
UAG	843	3,837	22,351	27,031	(16,931)	0	(11,126)	(28,057)	(1,026)	1,971	945

Total Over the Counter	$90,250	$125,353	$116,233	$331,836	$(117,511)	$(93,255)	$(168,828)	$(379,594)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$504	$504
Swap Agreements	0	4,863	0	0	4,963	9,826

	$0	$4,863	$0	$0	$5,467	$10,330

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$90,250	$0	$90,250
Purchased Options	0	0	0	14,605	110,748	125,353
Swap Agreements	0	61,574	0	0	54,659	116,233

	$0	$61,574	$0	$104,855	$165,407	$331,836

	$0	$66,437	$0	$104,855	$170,874	$342,166

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,685	$3,685
Swap Agreements	0	171	0	0	8,344	8,515

	$0	$171	$0	$0	$12,029	$12,200

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$117,511	$0	$117,511
Written Options	0	0	0	123	93,132	93,255
Swap Agreements	0	57,357	0	0	111,471	168,828

	$0	$57,357	$0	$117,634	$204,603	$379,594

	$0	$57,528	$0	$117,634	$216,632	$391,794

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(4,672)	$0	$0	$(4,672)
Written Options	0	0	1,559	0	0	1,559
Futures	0	0	996	0	32,251	33,247
Swap Agreements	0	(81,919)	0	0	(88,349)	(170,268)

	$0	$(81,919)	$(2,117)	$0	$(56,098)	$(140,134)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$121,916	$0	$121,916
Purchased Options	0	(7,640)	0	6,883	(66,867)	(67,624)
Written Options	0	9,276	0	471	(2,759)	6,988
Swap Agreements	0	(39,935)	0	0	9,668	(30,267)

	$0	$(38,299)	$0	$129,270	$(59,958)	$31,013

	$0	$(120,218)	$(2,117)	$129,270	$(116,056)	$(109,121)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	177

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$483	$0	$0	$483
Written Options	0	0	(772)	0	0	(772)
Futures	0	0	0	0	(24,107)	(24,107)
Swap Agreements	0	(879)	0	0	198,514	197,635

	$0	$(879)	$(289)	$0	$174,407	$173,239

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(94,330)	$0	$(94,330)
Purchased Options	0	1,672	0	(7,596)	56,648	50,724
Written Options	0	0	0	3,387	(34,351)	(30,964)
Swap Agreements	0	(11,876)	0	0	(140,769)	(152,645)

	$0	$(10,204)	$0	$(98,539)	$(118,472)	$(227,215)

	$0	$(11,083)	$(289)	$(98,539)	$55,935	$(53,976)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$287,859	$5,716	$293,575
Corporate Bonds & Notes
Banking & Finance	0	2,650,934	25,246	2,676,180
Industrials	0	655,287	13,158	668,445
Utilities	0	601,542	1,601	603,143
Municipal Bonds & Notes
Alaska	0	24,084	0	24,084
Arizona	0	3,377	0	3,377
California	0	363,234	0	363,234
Colorado	0	20,122	0	20,122
District of Columbia	0	13,255	0	13,255
Florida	0	7,887	0	7,887
Georgia	0	8,959	0	8,959
Illinois	0	31,661	0	31,661
Indiana	0	10,660	0	10,660
Massachusetts	0	8,103	0	8,103
Minnesota	0	8,938	0	8,938
Nevada	0	1,529	0	1,529
New Jersey	0	43,243	0	43,243
New York	0	126,967	0	126,967
North Carolina	0	3,337	0	3,337
Ohio	0	30,137	0	30,137
Pennsylvania	0	7,991	0	7,991
South Carolina	0	1,602	0	1,602
Texas	0	28,006	0	28,006
Virginia	0	722	0	722
Washington	0	53,680	0	53,680
West Virginia	0	4,517	0	4,517
U.S. Government Agencies	0	1,937,020	17,717	1,954,737
U.S. Treasury Obligations	0	9,691,701	0	9,691,701
Mortgage-Backed Securities	0	2,156,755	16,504	2,173,259
Asset-Backed Securities	0	1,680,698	9,346	1,690,044
Sovereign Issues	0	2,066,733	0	2,066,733
Convertible Preferred Securities
Banking & Finance	2,844	0	0	2,844
Preferred Securities
Utilities	0	825	0	825

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short-Term Instruments
Certificates of Deposit	$0	$75,969	$0	$75,969
Commercial Paper	0	108,991	0	108,991
Repurchase Agreements	0	4,377,386	0	4,377,386
Short-Term Notes	0	632,731	0	632,731
U.S. Treasury Bills	0	323,438	0	323,438
	$2,844	$28,049,880	$89,288	$28,142,012

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,907,015	$0	$0	$2,907,015

Total Investments	$2,909,859	$28,049,880	$89,288	$31,049,027

Short Sales, at Value
U.S. Government Agencies	0	(2,601,088)	0	(2,601,088)
U.S. Treasury Obligations	0	(1,123,258)	0	(1,123,258)
	$0	$(3,724,346)	$0	$(3,724,346)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	504	9,826	0	10,330
Over the counter	0	331,295	541	331,836
	$504	$341,121	$541	$342,166

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,685)	(8,515)	0	(12,200)
Over the counter	0	(379,594)	0	(379,594)
	$(3,685)	$(388,109)	$0	$(391,794)

Totals	$2,906,678	$24,278,546	$89,829	$27,275,053

178	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$54,268	$0	$(53,045)	$12	$101	$(1,336)	$5,716	$0	$5,716	$0
Corporate Bonds & Notes
Banking & Finance	27,317	0	(921)	29	30	(1,209)	0	0	25,246	(1,175)
Industrials	18,141	0	(4,263)	(1)	(40)	(679)	0	0	13,158	(337)
Utilities	1,593	0	0	(4)	0	12	0	0	1,601	12
U.S. Government Agencies	23,226	0	(4,183)	(54)	(154)	(1,118)	0	0	17,717	(58)
Mortgage-Backed Securities	19,166	748	(4,876)	96	1,268	102	0	0	16,504	1,341
Asset-Backed Securities	27,106	0	(6,974)	55	138	(105)	0	(10,874)	9,346	(118)

	$170,817	$748	$(74,262)	$133	$1,343	$(4,333)	$5,716	$(10,874)	$89,288	$(335)

Financial Derivative Instruments - Assets
Over the counter	$1,265	$0	$0	$0	$0	$(531)	$0	$(193)	$541	$(37)

Totals	$172,082	$748	$(74,262)	$133	$1,343	$(4,864)	$5,716	$(11,067)	$89,829	$(372)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$5,716	Third Party Vendor	Broker Quote	99.50
Corporate Bonds & Notes
Banking & Finance	9,531	Benchmark Pricing	Base Price	92.53
	15,715	Third Party Vendor	Broker Quote	100.25-107.95
Industrials	13,158	Third Party Vendor	Broker Quote	107.00-112.06
Utilities	1,601	Third Party Vendor	Broker Quote	98.50
U.S. Government Agencies	17,717	Benchmark Pricing	Base Price	97.25-129.25
Mortgage-Backed Securities	566	Benchmark Pricing	Base Price	99.85
	15,938	Third Party Vendor	Broker Quote	19.95-93.47
Asset-Backed Securities	9,346	Benchmark Pricing	Base Price	101.75-103.50

Financial Derivative Instruments - Assets
Over the counter	541	Indicative Market Quotation	Broker Quote	0.04-10.49

Total	$89,829

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	179

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of twelve funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

180	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting

Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	181

Notes to Financial Statements (Cont.)

or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

182	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	183

Notes to Financial Statements (Cont.)

provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2013, the PIMCO Investment Grade Corporate Bond Fund, PIMCO Total Return Fund III and PIMCO Unconstrained Bond Fund had $31,750,365, $2,897,792 and $131,100,115 respectively, in unfunded loan commitments outstanding.

184	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2013 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage

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Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities, such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates  Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Extended Duration Fund	$59,248	$78,017	$(129,200)	$4	$(6)	$8,063	$16	$0
PIMCO GNMA Fund	55,545	594,121	(541,200)	(15)	(6)	108,445	120	0
PIMCO Investment Grade Corporate Bond Fund	148,986	3,548,352	(3,441,767)	5	(14)	255,562	153	0
PIMCO Long Duration Total Return Fund	203,763	1,581,000	(1,522,800)	(12)	(14)	261,937	399	0
PIMCO Long-Term U.S. Government Fund	105,529	696,414	(779,100)	(6)	(9)	22,828	114	0
PIMCO Moderate Duration Fund	5	0	0	0	0	5	0	0
PIMCO Mortgage-Backed Securities Fund	170,415	98,512	(248,800)	(36)	35	20,126	112	0
PIMCO Mortgage Opportunities Fund	20,848	373,374	(346,500)	2	6	47,730	75	0
PIMCO Total Return Fund II	10	0	0	0	0	10	0	0
PIMCO Total Return Fund III	8	0	0	0	0	8	0	0
PIMCO Total Return Fund IV	2	0	(1)	0	0	1	0	0
PIMCO Unconstrained Bond Fund	1,139,349	1,362,967	(1,070,400)	(107)	122	1,431,931	1,567	0

186	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO GNMA Fund	$26	$0	$0	$0	$0	$26	$0	$0
PIMCO Investment Grade Corporate Bond Fund	51	1	0	0	0	52	0	0
PIMCO Moderate Duration Fund	99,025	1,180,016	(704,700)	(4)	139	574,476	715	0
PIMCO Mortgage-Backed Securities Fund	19,074	30	0	0	6	19,110	30	0
PIMCO Total Return Fund II	75,972	1,238,287	(845,899)	49	90	468,499	287	0
PIMCO Total Return Fund III	12,966	1,648,609	(950,900)	62	159	710,896	609	0
PIMCO Total Return Fund IV	22,982	478,080	(242,500)	2	67	258,631	180	0
PIMCO Unconstrained Bond Fund	72,507	1,596,748	(194,600)	37	392	1,475,084	548	0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities.

Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not

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Notes to Financial Statements (Cont.)

own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with

188	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will rather settle the amount of the difference between the settlement price of the underlier and the strike price directly into the Fund’s custody account.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest

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rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate, sovereign or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit

190	PIMCO BOND FUNDS

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instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a

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Notes to Financial Statements (Cont.)

real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments

192	PIMCO BOND FUNDS

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at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Extended Duration Fund	0.25%	0.25%	0.35%	N/A	N/A	N/A
PIMCO GNMA Fund	0.25%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Investment Grade Corporate Bond Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%	N/A	N/A	N/A
PIMCO Long-Term U.S. Government Fund	0.225%	0.25%	0.35%	0.25%	N/A	0.35%
PIMCO Moderate Duration Fund	0.25%	0.21%	0.31%	N/A	N/A	N/A
PIMCO Mortgage -Backed Securities Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Mortgage Opportunities Fund	0.35%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Total Return Fund II	0.25%	0.25%	0.35%	0.25%	N/A	N/A
PIMCO Total Return Fund III	0.25%	0.25%	0.35%	0.25%	N/A	N/A
PIMCO Total Return Fund IV	0.25%	0.25%	0.35%	N/A	N/A	0.35%
PIMCO Unconstrained Bond Fund	0.60%	0.30%	0.40%	0.30%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and

194	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Mortgage Opportunities Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO September 30, 2013, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Mortgage Opportunities Fund	$35

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The

Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2013, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Extended Duration Fund	$1,033	$0
PIMCO GNMA Fund	11,521	7,832
PIMCO Investment Grade Corporate Bond Fund	271,941	1,414,566
PIMCO Long Duration Total Return Fund	58,174	90,510
PIMCO Long-Term U.S. Government Fund	9,664	0
PIMCO Moderate Duration Fund	154,224	48,077
PIMCO Mortgage-Backed Securities Fund	3,432	21,525
PIMCO Mortgage Opportunities Fund	20,509	0
PIMCO Total Return Fund II	98,858	275,818
PIMCO Total Return Fund III	227,591	46,069
PIMCO Total Return Fund IV	239,129	4,857
PIMCO Unconstrained Bond Fund	1,197,832	315,576

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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Notes to Financial Statements (Cont.)

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Extended Duration Fund	$81,158	$91,906	$1,213	$18,394
PIMCO GNMA Fund	12,102,649	12,553,539	12,922	9,272
PIMCO Investment Grade Corporate Bond Fund	2,296,626	4,195,291	1,566,077	4,335,188
PIMCO Long Duration Total Return Fund	2,336,209	2,796,771	301,053	570,472
PIMCO Long-Term U.S. Government Fund	1,062,360	1,390,751	17,645	45,412
PIMCO Moderate Duration Fund	1,642,038	2,013,282	211,772	579,313
PIMCO Mortgage-Backed Securities Fund	2,446,849	2,492,076	7,861	38,845
PIMCO Mortgage Opportunities Fund	3,278,404	2,822,974	233,198	369
PIMCO Total Return Fund II	5,244,557	5,512,977	215,622	494,853
PIMCO Total Return Fund III	5,097,238	5,241,155	262,487	866,084
PIMCO Total Return Fund IV	1,729,387	1,547,353	110,938	122,638
PIMCO Unconstrained Bond Fund	97,657,233	101,610,488	3,844,751	3,278,370

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12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Extended Duration Fund (1)				PIMCO GNMA Fund				PIMCO Investment Grade Corporate Bond Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,643	$33,239	11,664	$118,592	6,083	$68,589	26,208	$309,047	57,495	$626,671	317,968	$3,552,566
Class P	1,064	8,043	2,196	23,027	1,655	18,858	6,339	74,777	10,548	116,196	33,775	374,003
Administrative Class	0	0	0	0	0	0	0	0	9,720	107,798	15,498	171,280
Class D	0	0	0	0	3,127	35,378	10,515	123,945	14,355	158,120	59,809	664,256
Class A	0	0	0	0	3,516	39,850	19,921	235,005	22,458	245,685	78,007	864,497
Class B	0	0	0	0	3	33	5	54	0	0	0	0
Class C	0	0	0	0	721	8,179	7,726	91,157	8,219	90,662	38,494	426,856
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	499	3,561	10,291	86,822	574	6,442	2,346	27,493	8,247	89,127	27,445	305,311
Class P	27	193	425	3,583	101	1,137	357	4,180	546	5,898	2,079	23,158
Administrative Class	0	0	0	0	0	0	0	0	234	2,520	1,149	12,783
Class D	0	0	0	0	233	2,610	939	10,991	1,180	12,758	4,921	54,815
Class A	0	0	0	0	591	6,625	2,159	25,272	2,175	23,461	8,181	91,091
Class B	0	0	0	0	5	59	20	239	0	0	0	0
Class C	0	0	0	0	183	2,058	746	8,723	830	8,958	3,438	38,296
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(5,995)	(40,081)	(21,657)	(203,385)	(19,065)	(213,428)	(42,641)	(499,820)	(279,376)	(2,965,991)	(188,071)	(2,075,305)
Class P	(1,208)	(8,182)	(8,210)	(89,854)	(4,648)	(51,980)	(6,889)	(80,639)	(26,328)	(282,310)	(23,063)	(255,442)
Administrative Class	0	0	0	0	0	0	0	0	(16,254)	(173,960)	(11,482)	(127,306)
Class D	0	0	0	0	(9,455)	(105,601)	(17,546)	(205,605)	(47,477)	(512,377)	(30,786)	(342,000)
Class A	0	0	0	0	(18,315)	(204,942)	(31,587)	(370,758)	(55,524)	(594,114)	(44,046)	(488,001)
Class B	0	0	0	0	(225)	(2,511)	(286)	(3,361)	0	0	0	0
Class C	0	0	0	0	(9,034)	(101,394)	(9,158)	(107,242)	(26,569)	(283,842)	(14,124)	(156,606)
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(970)	$(3,227)	(5,291)	$(61,215)	(43,950)	$(490,038)	(30,826)	$(356,542)	(315,521)	$(3,324,740)	279,192	$3,134,252

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	197

Notes to Financial Statements (Cont.)

	PIMCO Long Duration Total Return Fund (2)				PIMCO Long-Term U.S. Government Fund (3)				PIMCO Moderate Duration Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	49,071	$546,139	229,202	$2,802,987	19,623	$211,745	127,148	$1,482,076	34,929	$374,025	44,487	$488,963
Class P	637	7,058	2,145	26,561	1,915	18,756	8,845	100,673	561	6,039	785	8,619
Administrative Class	0	0	0	0	1,333	13,928	5,073	60,082	0	0	0	0
Class D	0	0	0	0	0	0	0	0	0	0	0	0
Class A	0	0	0	0	6,137	65,859	12,513	145,901	0	0	0	0
Class B	0	0	0	0	4	36	11	119	0	0	0	0
Class C	0	0	0	0	226	2,296	2,136	25,249	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	10,611	118,177	36,971	450,218	1,982	20,079	10,341	115,752	2,350	25,178	11,093	121,453
Class P	29	317	89	1,086	24	244	218	2,456	28	307	177	1,932
Administrative Class	0	0	0	0	74	753	738	8,293	0	0	0	0
Class D	0	0	0	0	0	0	0	0	0	0	0	0
Class A	0	0	0	0	202	2,053	1,834	20,610	0	0	0	0
Class B	0	0	0	0	1	6	11	126	0	0	0	0
Class C	0	0	0	0	22	225	295	3,301	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(90,417)	(1,004,881)	(206,116)	(2,515,365)	(46,104)	(456,839)	(68,701)	(786,409)	(47,959)	(510,187)	(44,099)	(485,284)
Class P	(792)	(8,692)	(1,555)	(19,310)	(2,457)	(24,815)	(42,384)	(502,074)	(1,994)	(21,183)	(1,432)	(15,656)
Administrative Class	0	0	0	0	(2,043)	(20,628)	(6,036)	(68,180)	0	0	0	0
Class D	0	0	0	0	0	0	0	0	0	0	0	0
Class A	0	0	0	0	(9,709)	(98,040)	(16,006)	(183,568)	0	0	0	0
Class B	0	0	0	0	(145)	(1,461)	(178)	(2,041)	0	0	0	0
Class C	0	0	0	0	(2,816)	(28,247)	(1,977)	(22,480)	0	0	0	0
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(30,861)	$(341,882)	60,736	$746,177	(31,731)	$(294,050)	33,881	$399,886	(12,085)	$(125,821)	11,011	$120,027

198	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

PIMCO Mortgage-Backed Securities Fund				PIMCO Mortgage Opportunities Fund (4)				PIMCO Total Return Fund II
Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Period from 10/22/2012 to 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,065	$21,444	13,652	$146,803	47,455	$519,126	34,004	$369,736	37,755	$389,190	65,969	$715,030
232	2,422	1,752	18,692	282	3,126	1,029	11,379	94	986	558	6,083
236	2,440	1,854	19,905	0	0	0	0	816	8,448	2,094	22,796
548	5,731	2,726	29,221	2,894	31,793	4,467	49,356	0	0	0	0
351	3,662	2,170	23,216	538	5,979	692	7,679	0	0	0	0
4	40	0	4	0	0	0	0	0	0	0	0
88	912	399	4,292	144	1,596	181	2,011	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

214	2,221	1,000	10,718	836	9,154	226	2,512	2,641	27,446	16,611	178,839
13	138	73	777	16	177	6	71	15	155	107	1,156
37	384	212	2,277	0	0	0	0	55	575	424	4,565
65	670	358	3,829	63	693	17	188	0	0	0	0
53	548	286	3,067	13	142	3	31	0	0	0	0
0	3	3	28	0	0	0	0	0	0	0	0
8	84	61	652	4	43	1	6	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(10,012)	(103,697)	(9,350)	(100,629)	(7,751)	(84,834)	(4,759)	(52,712)	(61,356)	(635,453)	(109,630)	(1,191,690)
(2,129)	(22,251)	(2,343)	(25,027)	(839)	(9,171)	(38)	(419)	(426)	(4,405)	(562)	(6,090)
(738)	(7,660)	(4,847)	(52,098)	0	0	0	0	(1,813)	(18,818)	(3,884)	(42,551)
(3,024)	(31,306)	(4,980)	(53,374)	(3,288)	(35,995)	(698)	(7,734)	0	0	0	0
(2,952)	(30,556)	(3,372)	(36,229)	(177)	(1,953)	(277)	(3,073)	0	0	0	0
(26)	(269)	(58)	(621)	0	0	0	0	0	0	0	0
(534)	(5,523)	(761)	(8,164)	(26)	(283)	(2)	(20)	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0

(15,501)	$(160,563)	(1,165)	$(12,661)	40,164	$439,593	34,852	$379,011	(22,219)	$(231,876)	(28,313)	$(311,862)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	199

Notes to Financial Statements (Cont.)

	PIMCO Total Return Fund III				PIMCO Total Return Fund IV				PIMCO Unconstrained Bond Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	45,462	$435,512	85,767	$858,024	28,494	$302,128	21,411	$234,376	778,206	$8,828,367	851,814	$9,839,469
Class P	3,452	33,287	5,873	58,629	6	57	68	744	160,924	1,831,842	186,427	2,150,391
Administrative Class	1,747	16,909	4,353	43,369	0	0	0	0	13	145	0	0
Class D	0	0	0	0	0	0	0	0	34,562	393,729	60,982	701,359
Class A	0	0	0	0	629	6,705	1,930	21,085	53,242	607,341	60,699	699,086
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	249	2,706	389	4,284	21,896	249,416	23,588	272,004
Class R	0	0	0	0	0	0	0	0	494	5,645	533	6,145
Issued as reinvestment of distributions
Institutional Class	3,955	38,153	19,950	199,085	690	7,344	3,912	42,813	6,426	73,077	31,017	356,132
Class P	127	1,223	542	5,409	0	2	25	274	438	4,977	2,561	29,402
Administrative Class	124	1,199	636	6,348	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	239	2,725	3,090	35,440
Class A	0	0	0	0	13	134	56	613	353	4,031	3,879	44,482
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	1	12	10	101	1	9	1,442	16,533
Class R	0	0	0	0	0	0	0	0	1	13	26	303
Cost of shares redeemed
Institutional Class	(69,686)	(669,888)	(82,764)	(828,113)	(5,582)	(59,740)	(11,518)	(126,107)	(415,084)	(4,685,297)	(237,446)	(2,713,352)
Class P	(2,588)	(24,838)	(1,896)	(18,947)	(20)	(212)	(523)	(5,684)	(77,858)	(879,821)	(44,480)	(510,949)
Administrative Class	(1,694)	(16,273)	(3,336)	(33,179)	0	0	0	0	(6)	(64)	0	0
Class D	0	0	0	0	0	0	0	0	(30,209)	(341,683)	(38,612)	(443,517)
Class A	0	0	0	0	(571)	(6,058)	(189)	(2,060)	(45,908)	(519,224)	(58,411)	(667,282)
Class B	0	0	0	0	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(94)	(994)	(23)	(248)	(16,327)	(185,039)	(22,176)	(254,027)
Class R	0	0	0	0	0	0	0	0	(368)	(4,193)	(609)	(7,010)
Net increase (decrease) resulting from Fund share transactions	(19,101)	$(184,716)	29,125	$290,625	23,815	$252,084	15,548	$170,191	471,035	$5,385,996	824,324	$9,554,609

(1)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 31% of the Fund.
(2)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 29% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 57% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 44% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

200	PIMCO BOND FUNDS

September 30, 2013 (Unaudited)

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
PIMCO Extended Duration Fund	$287,620	$2,297	$(57,719)	$(55,422)
PIMCO GNMA Fund	1,849,965	17,855	(14,944)	2,911
PIMCO Investment Grade Corporate Bond Fund	7,753,852	223,840	(163,513)	60,327
PIMCO Long Duration Total Return Fund	6,133,381	222,219	(258,697)	(36,478)
PIMCO Long-Term U.S. Government Fund	1,696,524	21,467	(207,028)	(185,561)
PIMCO Moderate Duration Fund	2,563,618	54,673	(13,182)	41,491
PIMCO Mortgage-Backed Securities Fund	522,854	8,152	(4,786)	3,366
PIMCO Mortgage Opportunities Fund	1,085,734	20,039	(9,290)	10,749
PIMCO Total Return Fund II	3,383,798	72,626	(28,108)	44,518
PIMCO Total Return Fund III	4,257,615	60,492	(46,165)	14,327
PIMCO Total Return Fund IV	1,395,105	15,228	(15,804)	(576)
PIMCO Unconstrained Bond Fund	30,671,541	668,685	(291,199)	377,486

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	201

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RDR	RBC Dain Rausher, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYM	Royal Bank of Scotland Plc - MTG OPT
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	HUF	Hungarian Forint	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CHF	Swiss Franc	MXN	Mexican Peso	USD	United States Dollar
CNY	Chinese Renminbi	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	NCUA	National Credit Union Administration
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	FFR	Federal Funds Rate	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	FSB	Federal Savings Bank	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

202	PIMCO BOND FUNDS

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The

Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	203

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

204	PIMCO BOND FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	205

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and

206	PIMCO BOND FUNDS

(Unaudited)

Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	207

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4002SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

Credit Bond Funds

PIMCO Convertible Fund

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO Floating Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Fund

PIMCO Senior Floating Rate Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		14
Benchmark Descriptions		16
Financial Highlights		18
Statements of Assets and Liabilities		30
Statements of Operations		34
Statements of Changes in Net Assets		36
Statement of Cash Flows		38
Notes to Financial Statements		153
Glossary		174
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		175

Fund	Fund Summary	Schedule of Investments

PIMCO Convertible Fund	6	39
PIMCO Credit Absolute Return Fund	7	47
PIMCO Diversified Income Fund	8	59
PIMCO Floating Income Fund	9	82
PIMCO High Yield Fund	10	102
PIMCO High Yield Spectrum Fund	11	115
PIMCO Long-Term Credit Fund	12	126
PIMCO Senior Floating Rate Fund	13	145

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

2	PIMCO CREDIT BOND FUNDS

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■

Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: senior debt risk, interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO CREDIT BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Convertible Fund	03/31/99	03/31/99	11/19/10	08/01/00	05/02/11	05/31/11	—	05/31/11	—
PIMCO Credit Absolute Return Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	—	08/31/11	08/31/11
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	10/29/04	07/31/03	07/31/03	07/31/03	07/31/03	—
PIMCO Floating Income Fund	07/30/04	07/30/04	04/30/08	12/30/05	07/30/04	07/30/04	—	09/30/04	—
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	04/08/98	01/13/97	01/13/97	01/13/97	12/31/02
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	—	09/15/10	09/15/10	—	09/15/10	—
PIMCO Long-Term Credit Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	—
PIMCO Senior Floating Rate Fund	04/29/11	04/29/11	04/29/11	—	04/29/11	04/29/11	—	04/29/11	04/29/11

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

PIMCO Convertible Fund

Institutional Class - PFCIX	Class D - PCVDX
Class P - PCVPX	Class A - PACNX
Administrative Class - PFCAX	Class C - PCCNX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Convertible Bonds & Notes	62.8%
Convertible Preferred Securities	18.2%
Short-Term Instruments	12.1%
U.S. Treasury Obligations	3.2%
Common Stocks	2.7%
Other	1.0%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	4.39%	11.26%	11.49%	7.09%	6.78%
PIMCO Convertible Fund Class P	4.34%	11.17%	11.37%	6.98%	6.67%
PIMCO Convertible Fund Administrative Class	4.33%	10.96%	11.21%	6.83%	6.51%
PIMCO Convertible Fund Class D	4.25%	10.86%	11.06%	6.67%	6.36%
PIMCO Convertible Fund Class A	4.21%	10.81%	11.06%	6.67%	6.35%
PIMCO Convertible Fund Class A (adjusted)	-1.51%	4.74%	9.81%	6.07%	5.94%
PIMCO Convertible Fund Class C	3.89%	10.06%	10.22%	5.87%	5.56%
PIMCO Convertible Fund Class C (adjusted)	2.90%	9.06%	10.22%	5.87%	5.56%
BofA Merrill Lynch All Convertibles Index	9.54%	21.12%	12.72%	7.37%	6.47%
Lipper Convertible Securities Funds Average	8.21%	17.49%	10.02%	6.77%	6.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.73% for Institutional Class shares, 0.83% for Class P shares, 0.98% for Administrative Class shares, 1.13% for Class D shares, 1.13% for Class A shares, and 1.88% for Class C shares.

Portfolio Insights

»

The PIMCO Convertible Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies. In addition, the Fund may invest in common stock or in other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to equity market beta (or the measure of sensitivity of convertible bond prices to changes in the underlying equity prices) detracted from performance as U.S. equity markets rallied during the reporting period.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates rose during the reporting period.

»	An overweight to financials detracted from returns as financials underperformed the broader convertible market during the reporting period.

»	An overweight to the healthcare sector benefited performance as the sector outperformed the broader convertible market during the reporting period.

»	An allocation to the basic materials sector detracted from performance as the sector posted negative performance during the reporting period.

»	An overweight to the utility sector detracted from performance as the sector underperformed the broader convertible market during the reporting period.

6	PIMCO CREDIT BOND FUNDS

PIMCO Credit Absolute Return Fund

Institutional Class - PCARX	Class A - PZCRX
Class P - PPCRX	Class C - PCCRX
Class D - PDCRX	Class R - PRCRX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Short-Term Instruments	32.0%
Corporate Bonds & Notes	28.2%
U.S. Treasury Obligations	16.5%
Bank Loan Obligations	7.9%
Asset-Backed Securities	7.7%
Mortgage-Backed Securities	5.1%
Other	2.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (08/31/11)
PIMCO Credit Absolute Return Fund Institutional Class	-1.82%	2.11%	4.17%
PIMCO Credit Absolute Return Fund Class P	-1.79%	2.08%	4.11%
PIMCO Credit Absolute Return Fund Class D	-2.01%	1.72%	3.80%
PIMCO Credit Absolute Return Fund Class A	-2.08%	1.66%	3.75%
PIMCO Credit Absolute Return Fund Class A (adjusted)	-5.76%	-2.19%	1.87%
PIMCO Credit Absolute Return Fund Class C	-2.32%	1.03%	3.01%
PIMCO Credit Absolute Return Fund Class C (adjusted)	-3.30%	0.03%	3.01%
PIMCO Credit Absolute Return Fund Class R	-2.13%	1.44%	3.51%
3 Month USD LIBOR Index	0.14%	0.31%	0.38%
Lipper Alternative Credit Focus Funds Average	-1.49%	1.08%	3.85%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.30% for Class D shares, 1.30% for Class A shares, 2.05% for Class C shares, and 1.55% for Class R shares.

Portfolio Insights

»

The PIMCO Credit Absolute Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time.

»	Long exposure to U.S. interest rates was negative for performance as rates trended higher during the reporting period.

»	An allocation to gaming credits was positive for performance as the sector posted positive absolute returns during the reporting period.

»	An allocation to the pipelines sector was negative for performance as the sector posted negative absolute returns during the reporting period.

»	Short exposure to retailers was positive for performance as the sector posted negative absolute returns during the reporting period.

»	Long exposure to the independent exploration & production (“E&P”) sector was negative for performance as the sector posted negative absolute returns during the reporting period.

»	Long exposure to the metals and mining sector was negative for performance as the sector posted negative absolute returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Class A - PDVAX
Class P - PDVPX	Class B - PDVBX
Administrative Class - PDAAX	Class C - PDICX
Class D - PDVDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	58.0%
U.S. Treasury Obligations	14.2%
Sovereign Issues	8.0%
Municipal Bonds & Notes	4.8%
Short-Term Instruments	2.1%
Other	12.9%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	-2.89%	0.37%	10.51%	7.53%	7.92%
PIMCO Diversified Income Fund Class P	-2.94%	0.27%	10.40%	7.42%	7.82%
PIMCO Diversified Income Fund Administrative Class	-3.01%	0.12%	10.23%	7.26%	7.66%
PIMCO Diversified Income Fund Class D	-3.09%	-0.03%	10.07%	7.09%	7.48%
PIMCO Diversified Income Fund Class A	-3.09%	-0.03%	10.07%	7.09%	7.49%
PIMCO Diversified Income Fund Class A (adjusted)	-6.72%	-3.78%	9.23%	6.69%	7.08%
PIMCO Diversified Income Fund Class B	-3.45%	-0.78%	9.25%	6.46%	6.86%
PIMCO Diversified Income Fund Class B (adjusted)	-6.77%	-4.09%	9.18%	6.46%	6.86%
PIMCO Diversified Income Fund Class C	-3.45%	-0.78%	9.25%	6.30%	6.69%
PIMCO Diversified Income Fund Class C (adjusted)	-4.40%	-1.73%	9.25%	6.30%	6.69%
Barclays Global Credit Hedged USD Index	-1.07%	1.46%	8.20%	5.48%	5.68%
1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	-2.02%	0.98%	10.12%	7.34%	7.63%
Lipper Multi-Sector Income Funds Average	-1.34%	2.09%	8.21%	6.02%	6.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.75% for Institutional Class shares, 0.85% for Class P shares, 1.00% for Administrative Class shares, 1.15% for Class D shares, 1.15% for Class A shares, 1.90% for Class B shares, and 1.90% for Class C shares.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to emerging market (“EM”) spread duration (or sensitivity to changes in credit spreads) benefited performance as EM spreads widened during the reporting period.

»	An underweight to high yield spread duration detracted from performance as spreads tightened during the reporting period.

»	An overweight to the financial sector benefited performance as the sector outperformed the broader credit sector during the reporting period.

»	A tactical allocation to Brazilian local rates detracted from performance as Brazilian local rates rose during the reporting period.

»	A tactical exposure to Mexican local rates benefited performance as Mexican local rates fell during the reporting period.

»	Exposure to non-Agency mortgages benefited performance as prices on these securities rose during the reporting period.

8	PIMCO CREDIT BOND FUNDS

PIMCO Floating Income Fund

Institutional Class - PFIIX	Class D - PFIDX
Class P - PFTPX	Class A - PFIAX
Administrative Class - PFTAX	Class C - PFNCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	71.3%
Mortgage-Backed Securities	8.6%
Bank Loan Obligations	6.1%
Sovereign Issues	4.8%
Short-Term Instruments	4.7%
Other	4.5%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Institutional Class	-0.07%	3.90%	5.86%	3.90%
PIMCO Floating Income Fund Class P	-0.11%	3.80%	5.76%	3.80%
PIMCO Floating Income Fund Administrative Class	-0.19%	3.65%	5.61%	3.65%
PIMCO Floating Income Fund Class D	-0.27%	3.48%	5.44%	3.48%
PIMCO Floating Income Fund Class A	-0.26%	3.49%	5.44%	3.48%
PIMCO Floating Income Fund Class A (adjusted)	-2.55%	1.20%	4.97%	3.23%
PIMCO Floating Income Fund Class C	-0.41%	3.18%	5.13%	3.16%
PIMCO Floating Income Fund Class C (adjusted)	-1.39%	2.19%	5.13%	3.16%
3 Month USD LIBOR Index	0.14%	0.31%	0.63%	2.22%
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield BB-B Rated Constrained USD Hdgd, JPMorgan EMBI Global	0.13%	3.80%	4.19%	2.58%	**
Lipper Multi-Sector Income Funds Average	-1.34%	2.09%	8.21%	5.93%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.95% for Class D shares, 0.95% for Class A shares, and 1.25% for Class C shares.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, variable and floating-rate Fixed Income Instruments, Fixed Income Instruments with durations of less than or equal to one year, and fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to emerging market (“EM”) spread duration (or sensitivity to changes in credit spreads) benefited performance as EM spreads widened during the reporting period.

»	De-emphasizing the long-end of the yield curve benefited performance as the U.S. yield curve steepened during the reporting period.

»	An overweight to the financial sector benefited performance as the sector outperformed the broader credit sector during the reporting period.

»	A tactical allocation to Brazilian local rates detracted from performance as Brazilian local rates rose during the reporting period.

»	A tactical short exposure to the Brazilian real in the second quarter of 2013 benefited performance as the Brazilian real weakened against the U.S. dollar during this period.

»	Exposure to non-Agency mortgages benefited performance prices on these securities rose during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

PIMCO High Yield Fund

Institutional Class - PHIYX	Class A - PHDAX
Class P - PHLPX	Class B - PHDBX
Administrative Class - PHYAX	Class C - PHDCX
Class D - PHYDX	Class R - PHYRX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	88.0%
Short-Term Instruments	8.8%
Bank Loan Obligations	1.1%
U.S. Treasury Obligations	0.6%
Mortgage-Backed Securities	0.4%
Other	1.1%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	0.47%	5.99%	11.85%	7.75%	8.27%
PIMCO High Yield Fund Class P	0.42%	5.89%	11.73%	7.64%	8.16%
PIMCO High Yield Fund Administrative Class	0.35%	5.73%	11.57%	7.48%	8.00%
PIMCO High Yield Fund Class D	0.30%	5.63%	11.46%	7.35%	7.85%
PIMCO High Yield Fund Class A	0.30%	5.63%	11.46%	7.35%	7.86%
PIMCO High Yield Fund Class A (adjusted)	-3.46%	1.66%	10.61%	6.94%	7.62%
PIMCO High Yield Fund Class B	-0.08%	4.84%	10.63%	6.79%	7.59%
PIMCO High Yield Fund Class B (adjusted)	-3.49%	1.36%	10.57%	6.79%	7.59%
PIMCO High Yield Fund Class C	-0.08%	4.84%	10.64%	6.55%	7.07%
PIMCO High Yield Fund Class C (adjusted)	-1.05%	3.84%	10.64%	6.55%	7.07%
PIMCO High Yield Fund Class R	0.17%	5.36%	11.19%	7.08%	7.58%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	0.47%	6.06%	11.79%	7.94%	7.77%	**
Lipper High Yield Funds Average	0.76%	6.71%	10.95%	7.47%	7.03%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.55% for Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, and 1.15% for Class R shares.

Portfolio Insights

»

The PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The PIMCO High Yield Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Security selection in the building products sector benefited returns as select lower quality materials-focused holdings outperformed the broader high yield market over the reporting period.

»	Security selection in the cable/pay TV sector benefited returns where certain cable and broadband internet providers outperformed the broader high yield market over the reporting period.

»	An underweight to the telecommunications sector benefited returns as the sector underperformed the broader high yield market over the reporting period.

»	Security selection within the energy sector detracted from returns as select exploration and production (“E&P”) holdings underperformed the broader high yield market over the reporting period.

»	An underweight to banking sector detracted from returns as the sector outperformed the broader high yield market over the reporting period.

»

Security selection in the media/entertainment & publishing sector detracted from returns as certain lower-rated broadcasting and advertising holdings underperformed the broader high yield market over the reporting period.

10	PIMCO CREDIT BOND FUNDS

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
Class P - PHSPX	Class C - PHSCX
Class D - PHSDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	92.7%
Short-Term Instruments	6.2%
Bank Loan Obligations	0.9%
Preferred Securities	0.2%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	1.52%	9.03%	10.13%
PIMCO High Yield Spectrum Fund Class P	1.47%	8.92%	10.02%
PIMCO High Yield Spectrum Fund Class D	1.34%	8.65%	9.74%
PIMCO High Yield Spectrum Fund Class A	1.34%	8.65%	9.74%
PIMCO High Yield Spectrum Fund Class A (adjusted)	-2.45%	4.54%	8.37%
PIMCO High Yield Spectrum Fund Class C	0.97%	7.85%	8.93%
PIMCO High Yield Spectrum Fund Class C (adjusted)	-0.02%	6.85%	8.93%
BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	0.95%	7.86%	9.39%
Lipper High Yield Funds Average	0.76%	6.71%	8.08%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.60% for Institutional Class shares, 0.70% for Class P shares, 0.95% for Class D shares, 0.95% for Class A shares, and 1.70% for Class C shares.

Portfolio Insights

»

The PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	Security selection in the healthcare sector benefited returns as certain lower quality holdings outperformed the broader high yield market over the reporting period.

»	Security selection in the building products sector benefited returns as select lower quality materials-focused holdings outperformed the broader high yield market over the reporting period.

»	An underweight to the energy sector benefited returns as the sector underperformed the broader high yield market over the reporting period.

»	An underweight to the banking sector detracted from returns as the sector outperformed the broader high yield market over the reporting period.

»	Elevated cash levels in the Fund detracted from returns as the high yield market posted positive returns over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

PIMCO Long-Term Credit Fund

Institutional Class - PTCIX
Class P - PLCPX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Corporate Bonds & Notes	58.7%
U.S. Treasury Obligations	26.4%
Municipal Bonds & Notes	4.8%
Short-Term Instruments	3.2%
Sovereign Issues	2.2%
Other	4.7%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (03/31/09)
PIMCO Long-Term Credit Fund Institutional Class	-6.12%	-3.27%	13.79%
PIMCO Long-Term Credit Fund Class P	-6.16%	-3.36%	13.68%
Barclays U.S. Long Credit Index	-6.36%	-6.89%	12.31%
Lipper General Bond Funds Average	-2.40%	-0.20%	7.66%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.59% for Institutional Class shares and 0.69% for Class P shares.

Portfolio Insights

»

The PIMCO Long-Term Credit Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) benefited performance and interest rates in the U.S. rose during the reporting period.

»	An overweight to banks was positive for performance as the sector outperformed the broader credit market during the reporting period.

»	An overweight to pipelines was positive for performance as the sector outperformed the broader credit market during the reporting period.

»	An overweight to automotive was positive for performance as the sector outperformed the broader credit market during the reporting period.

»	A below-index allocation to utilities, which outperformed the broader credit market during the reporting period, was negative for relative performance.

»	An underweight to pharmaceuticals was negative for performance as the sector outperformed the broader credit market during the reporting period.

»	An underweight to retailers was negative for performance as the sector outperformed the broader credit market during the reporting period.

12	PIMCO CREDIT BOND FUNDS

PIMCO Senior Floating Rate Fund

Institutional Class - PSRIX	Class A - PSRZX
Class P - PSRPX	Class C - PSRWX
Class D - PSRDX	Class R - PSRRX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Bank Loan Obligations	87.4%
Short-Term Instruments	7.3%
Corporate Bonds & Notes	5.2%
Mortgage-Backed Securities	0.1%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Fund Institutional Class	0.75%	4.48%	4.47%
PIMCO Senior Floating Rate Fund Class P	0.70%	4.38%	4.37%
PIMCO Senior Floating Rate Fund Class D	0.60%	4.17%	4.16%
PIMCO Senior Floating Rate Fund Class A	0.60%	4.17%	4.16%
PIMCO Senior Floating Rate Fund Class A (adjusted)	-3.14%	0.23%	2.53%
PIMCO Senior Floating Rate Fund Class C	0.24%	3.40%	3.41%
PIMCO Senior Floating Rate Fund Class C (adjusted)	-0.75%	2.40%	3.41%
PIMCO Senior Floating Rate Fund Class R	0.48%	3.91%	3.91%
Credit Suisse Institutional Leveraged Loan Index	1.81%	5.66%	5.10%	**
Lipper Loan Participation Funds Average	1.34%	5.12%	4.55%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for Institutional Class shares, 0.80% for Class P shares, 1.00% for Class D shares, 1.00% for Class A shares, 1.75% for Class C shares, and 1.25% for Class R shares.

Portfolio Insights

»

The PIMCO Senior Floating Rate Fund seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

»	An overweight to the financial sector benefited performance as the sector outperformed the broader loan market during the reporting period.

»	An overweight to the healthcare sector benefited performance as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the retail sector benefited performance as the sector underperformed the broader loan market during the reporting period.

»	An overweight to the metals and minerals sector detracted from performance as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the transportation sector detracted from performance as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the information technology sector detracted from performance as the sector outperformed the broader loan market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Convertible Fund
Institutional Class	$1,000.00	$1,043.90	$3.59	$1,000.00	$1,021.56	$3.55	0.70%
Class P	1,000.00	1,043.40	4.10	1,000.00	1,021.06	4.05	0.80
Administrative Class	1,000.00	1,043.30	4.87	1,000.00	1,020.31	4.81	0.95
Class D	1,000.00	1,042.50	5.63	1,000.00	1,019.55	5.57	1.10
Class A	1,000.00	1,042.10	5.63	1,000.00	1,019.55	5.57	1.10
Class C	1,000.00	1,038.90	9.46	1,000.00	1,015.79	9.35	1.85
PIMCO Credit Absolute Return Fund
Institutional Class	$1,000.00	$981.80	$4.47	$1,000.00	$1,020.56	$4.56	0.90%
Class P	1,000.00	982.10	4.97	1,000.00	1,020.05	5.06	1.00
Class D	1,000.00	979.90	6.45	1,000.00	1,018.55	6.58	1.30
Class A	1,000.00	979.20	6.45	1,000.00	1,018.55	6.58	1.30
Class C	1,000.00	976.80	10.16	1,000.00	1,014.79	10.35	2.05
Class R	1,000.00	978.70	7.69	1,000.00	1,017.30	7.84	1.55

14	PIMCO CREDIT BOND FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$971.10	$3.71	$1,000.00	$1,021.31	$3.80	0.75%
Class P	1,000.00	970.60	4.20	1,000.00	1,020.81	4.31	0.85
Administrative Class	1,000.00	969.90	4.94	1,000.00	1,020.05	5.06	1.00
Class D	1,000.00	969.10	5.68	1,000.00	1,019.30	5.82	1.15
Class A	1,000.00	969.10	5.68	1,000.00	1,019.30	5.82	1.15
Class B	1,000.00	965.50	9.36	1,000.00	1,015.54	9.60	1.90
Class C	1,000.00	965.50	9.36	1,000.00	1,015.54	9.60	1.90
PIMCO Floating Income Fund
Institutional Class	$1,000.00	$999.30	$2.76	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	998.90	3.26	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	998.10	4.01	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	997.30	4.76	1,000.00	1,020.31	4.81	0.95
Class A	1,000.00	997.40	4.76	1,000.00	1,020.31	4.81	0.95
Class C	1,000.00	995.90	6.25	1,000.00	1,018.80	6.33	1.25
PIMCO High Yield Fund
Institutional Class	$1,000.00	$1,004.70	$2.76	$1,000.00	$1,022.31	$2.79	0.55%
Class P	1,000.00	1,004.20	3.27	1,000.00	1,021.81	3.29	0.65
Administrative Class	1,000.00	1,003.50	4.02	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	1,003.00	4.52	1,000.00	1,020.56	4.56	0.90
Class A	1,000.00	1,003.00	4.52	1,000.00	1,020.56	4.56	0.90
Class B	1,000.00	999.20	8.27	1,000.00	1,016.80	8.34	1.65
Class C	1,000.00	999.20	8.27	1,000.00	1,016.80	8.34	1.65
Class R	1,000.00	1,001.70	5.77	1,000.00	1,019.30	5.82	1.15
PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$1,015.20	$3.03	$1,000.00	$1,022.06	$3.04	0.60%
Class P	1,000.00	1,014.70	3.54	1,000.00	1,021.56	3.55	0.70
Class D	1,000.00	1,013.40	4.79	1,000.00	1,020.31	4.81	0.95
Class A	1,000.00	1,013.40	4.79	1,000.00	1,020.31	4.81	0.95
Class C	1,000.00	1,009.70	8.56	1,000.00	1,016.55	8.59	1.70
PIMCO Long-Term Credit Fund
Institutional Class	$1,000.00	$938.80	$2.72	$1,000.00	$1,022.26	$2.84	0.56%
Class P	1,000.00	938.40	3.21	1,000.00	1,021.76	3.35	0.66
PIMCO Senior Floating Rate Fund
Institutional Class	$1,000.00	$1,007.50	$4.03	$1,000.00	$1,021.06	$4.05	0.80%
Class P	1,000.00	1,007.00	4.53	1,000.00	1,020.56	4.56	0.90
Class D	1,000.00	1,006.00	5.53	1,000.00	1,019.55	5.57	1.10
Class A	1,000.00	1,006.00	5.53	1,000.00	1,019.55	5.57	1.10
Class C	1,000.00	1,002.40	9.29	1,000.00	1,015.79	9.35	1.85
Class R	1,000.00	1,004.80	6.78	1,000.00	1,018.30	6.83	1.35

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Benchmark Descriptions

Index	Description

1/3 each-Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	The benchmark is an equally weighted blend of the following three indices: Barclays Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Barclays Global Credit Hedged USD Index	Barclays Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

16	PIMCO CREDIT BOND FUNDS

Index	Description

Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield BB-B Rated Constrained USD Hdgd, JPMorgan EMBI Global

The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component USD Hdgd, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index USD Hdgd, JPMorgan EMBI Global. The Barclays Global Aggregate Credit Component provides a broad-based measure of the global investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch All Convertibles Index	BofA Merrill Lynch All Convertibles Index is an unmanaged index market comprised of convertible bonds and preferred securities. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index	BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index contains all securities in The BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Credit Suisse Institutional Leveraged Loan Index	The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index and is designed to more closely reflect the investment criteria of institutional investors by sampling a lower volatility component of the market. The Index is formed by excluding the following facilities from the Credit Suisse Leveraged Loan Index: facility types TL and TLa, facilities priced 90 or lower at the beginning of the month and facilities rated CC, C or Default. The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)		Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Convertible Fund
Institutional Class
04/01/2013 - 09/30/2013+	$14.00	$0.15		$0.45	$0.60	$(0.66)	$0.00	$0.00	$(0.66)
03/31/2013	14.05	0.29		0.52	0.81	(0.81)	(0.05)	0.00	(0.86)
03/31/2012	14.38	0.31		(0.17)	0.14	(0.38)	(0.09)	0.00	(0.47)
03/31/2011	13.25	0.27		1.75	2.02	(0.89)	0.00	0.00	(0.89)
03/31/2010	8.31	0.73		4.62	5.35	(0.41)	0.00	0.00	(0.41)
03/31/2009	13.07	0.32		(4.83)	(4.51)	(0.25)	0.00	0.00	(0.25)
Class P
04/01/2013 - 09/30/2013+	13.93	0.10		0.49	0.59	(0.67)	0.00	0.00	(0.67)
03/31/2013	14.05	0.28		0.51	0.79	(0.86)	(0.05)	0.00	(0.91)
03/31/2012	14.37	0.33		(0.20)	0.13	(0.36)	(0.09)	0.00	(0.45)
11/19/2010 - 03/31/2011	13.75	0.05		0.93	0.98	(0.36)	0.00	0.00	(0.36)
Administrative Class
04/01/2013 - 09/30/2013+	14.45	0.12		0.49	0.61	(0.65)	0.00	0.00	(0.65)
03/31/2013	14.50	0.27		0.54	0.81	(0.81)	(0.05)	0.00	(0.86)
03/31/2012	14.77	0.32		(0.21)	0.11	(0.29)	(0.09)	0.00	(0.38)
03/31/2011	13.57	0.29		1.75	2.04	(0.84)	0.00	0.00	(0.84)
03/31/2010	8.51	0.94		4.53	5.47	(0.41)	0.00	0.00	(0.41)
03/31/2009	13.36	0.31		(4.96)	(4.65)	(0.20)	0.00	0.00	(0.20)
Class D
04/01/2013 - 09/30/2013+	13.97	0.11		0.47	0.58	(0.64)	0.00	0.00	(0.64)
03/31/2013	14.02	0.24		0.51	0.75	(0.75)	(0.05)	0.00	(0.80)
05/02/2011 - 03/31/2012	14.70	0.22		(0.44)	(0.22)	(0.37)	(0.09)	0.00	(0.46)
Class A
04/01/2013 - 09/30/2013+	13.93	0.08		0.49	0.57	(0.66)	0.00	0.00	(0.66)
03/31/2013	14.02	0.24		0.51	0.75	(0.79)	(0.05)	0.00	(0.84)
05/31/2011 - 03/31/2012	14.65	0.22		(0.39)	(0.17)	(0.37)	(0.09)	0.00	(0.46)
Class C
04/01/2013 - 09/30/2013+	13.99	0.00	^	0.53	0.53	(0.64)	0.00	0.00	(0.64)
03/31/2013	13.99	0.13		0.52	0.65	(0.60)	(0.05)	0.00	(0.65)
05/31/2011 - 03/31/2012	14.65	0.14		(0.41)	(0.27)	(0.30)	(0.09)	0.00	(0.39)

PIMCO Credit Absolute Return Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.70	$0.11		$(0.30)	$(0.19)	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2013	10.11	0.29		0.56	0.85	(0.24)	(0.02)	0.00	(0.26)
08/31/2011 - 03/31/2012	10.00	0.16		0.05	0.21	(0.10)	0.00	0.00	(0.10)
Class P
04/01/2013 - 09/30/2013+	10.69	0.10		(0.29)	(0.19)	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.11	0.28		0.55	0.83	(0.23)	(0.02)	0.00	(0.25)
08/31/2011 - 03/31/2012	10.00	0.16		0.06	0.22	(0.11)	0.00	0.00	(0.11)
Class D
04/01/2013 - 09/30/2013+	10.72	0.09		(0.31)	(0.22)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.11	0.25		0.56	0.81	(0.18)	(0.02)	0.00	(0.20)
08/31/2011 - 03/31/2012	10.00	0.14		0.06	0.20	(0.09)	0.00	0.00	(0.09)
Class A
04/01/2013 - 09/30/2013+	10.75	0.09		(0.31)	(0.22)	(0.07)	0.00	0.00	(0.07)
03/31/2013	10.11	0.25		0.56	0.81	(0.15)	(0.02)	0.00	(0.17)
08/31/2011 - 03/31/2012	10.00	0.15		0.04	0.19	(0.08)	0.00	0.00	(0.08)
Class C
04/01/2013 - 09/30/2013+	10.70	0.05		(0.30)	(0.25)	(0.04)	0.00	0.00	(0.04)
03/31/2013	10.08	0.17		0.56	0.73	(0.09)	(0.02)	0.00	(0.11)
08/31/2011 - 03/31/2012	10.00	0.10		0.05	0.15	(0.07)	0.00	0.00	(0.07)
Class R
04/01/2013 - 09/30/2013+	10.69	0.08		(0.31)	(0.23)	(0.05)	0.00	0.00	(0.05)
03/31/2013	10.11	0.22		0.56	0.78	(0.18)	(0.02)	0.00	(0.20)
08/31/2011 - 03/31/2012	10.00	0.13		0.05	0.18	(0.07)	0.00	0.00	(0.07)

Please see footnotes on page 28.

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$13.94	4.39%	$138,817	0.70	%*	0.70	%*	0.65	%*	0.65	%*	2.09	%*	52%
14.00	6.17	479,718	0.73		0.73		0.65		0.65		2.16		71
14.05	1.21	1,677,341	0.68		0.68		0.65		0.65		2.29		147
14.38	15.98	1,559,229	0.66		0.66		0.65		0.65		1.96		43
13.25	64.89	498,336	0.65		0.65		0.65		0.65		6.78		203
8.31	(35.02)	994,199	0.66		0.66		0.65		0.65		3.51		98

13.85	4.34	5,180	0.80	*	0.80	*	0.75	*	0.75	*	1.50	*	52
13.93	6.02	1,885	0.83		0.83		0.75		0.75		2.05		71
14.05	1.10	1,172	0.78		0.78		0.75		0.75		2.38		147
14.37	7.20	3,686	0.76	*	0.76	*	0.75	*	0.75	*	0.88	*	43

14.41	4.33	708	0.95	*	0.95	*	0.90	*	0.90	*	1.62	*	52
14.45	5.92	813	0.98		0.98		0.90		0.90		1.96		71
14.50	0.90	1,286	0.93		0.93		0.90		0.90		2.18		147
14.77	15.71	25,975	0.91		0.91		0.90		0.90		2.11		43
13.57	64.68	58,040	0.90		0.90		0.90		0.90		7.47		203
8.51	(35.24)	2,989	0.91		0.91		0.90		0.90		2.64		98

13.91	4.25	6,335	1.10	*	1.10	*	1.05	*	1.05	*	1.53	*	52
13.97	5.68	4,700	1.13		1.13		1.05		1.05		1.76		71
14.02	(1.29)	3,781	1.08	*	1.08	*	1.05	*	1.05	*	1.80	*	147

13.84	4.21	28,756	1.10	*	1.10	*	1.05	*	1.05	*	1.10	*	52
13.93	5.71	5,475	1.13		1.13		1.05		1.05		1.73		71
14.02	(0.93)	3,093	1.08	*	1.08	*	1.05	*	1.05	*	1.99	*	147

13.88	3.89	14,962	1.85	*	1.85	*	1.80	*	1.80	*	0.06	*	52
13.99	4.92	1,323	1.88		1.88		1.80		1.80		0.97		71
13.99	(1.64)	721	1.83	*	1.83	*	1.80	*	1.80	*	1.30	*	147

$10.42	(1.82)%	$2,176,252	0.90	%*	0.90	%*	0.90	%*	0.90	%*	2.08	%*	124%
10.70	8.56	713,324	0.90		0.90		0.90		0.90		2.79		226
10.11	2.15	137,425	0.90	*	0.94	*	0.90	*	0.94	*	2.82	*	225

10.42	(1.79)	27,898	1.00	*	1.00	*	1.00	*	1.00	*	1.98	*	124
10.69	8.36	15,056	1.00		1.00		1.00		1.00		2.71		226
10.11	2.19	2,426	1.00	*	1.04	*	1.00	*	1.04	*	2.67	*	225

10.44	(2.01)	30,658	1.30	*	1.30	*	1.30	*	1.30	*	1.74	*	124
10.72	8.11	26,065	1.30		1.30		1.30		1.30		2.39		226
10.11	2.01	6,136	1.30	*	1.34	*	1.30	*	1.34	*	2.47	*	225

10.46	(2.08)	32,940	1.30	*	1.30	*	1.30	*	1.30	*	1.69	*	124
10.75	8.17	19,607	1.30		1.30		1.30		1.30		2.38		226
10.11	1.95	8,421	1.30	*	1.34	*	1.30	*	1.34	*	2.56	*	225

10.41	(2.32)	12,635	2.05	*	2.05	*	2.05	*	2.05	*	0.94	*	124
10.70	7.31	5,180	2.05		2.05		2.05		2.05		1.65		226
10.08	1.47	1,716	2.05	*	2.09	*	2.05	*	2.09	*	1.69	*	225

10.41	(2.13)	659	1.55	*	1.55	*	1.55	*	1.55	*	1.48	*	124
10.69	7.80	593	1.55		1.55		1.55		1.55		2.12		226
10.11	1.83	22	1.55	*	1.59	*	1.55	*	1.59	*	2.22	*	225

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Diversified Income Fund
Institutional Class
04/01/2013 - 09/30/2013+	$12.16	$0.22	$(0.57)	$(0.35)	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2013	11.64	0.48	0.74	1.22	(0.67)	(0.03)	0.00	(0.70)
03/31/2012	11.50	0.53	0.25	0.78	(0.60)	(0.04)	0.00	(0.64)
03/31/2011	10.98	0.60	0.58	1.18	(0.66)	0.00	0.00	(0.66)
03/31/2010	8.51	0.55	2.54	3.09	(0.61)	0.00	(0.01)	(0.62)
03/31/2009	10.71	0.58	(1.94)	(1.36)	(0.63)	(0.21)	0.00	(0.84)
Class P
04/01/2013 - 09/30/2013+	12.16	0.22	(0.58)	(0.36)	(0.26)	0.00	0.00	(0.26)
03/31/2013	11.64	0.47	0.73	1.20	(0.65)	(0.03)	0.00	(0.68)
03/31/2012	11.50	0.52	0.24	0.76	(0.58)	(0.04)	0.00	(0.62)
03/31/2011	10.98	0.59	0.58	1.17	(0.65)	0.00	0.00	(0.65)
03/31/2010	8.51	0.54	2.54	3.08	(0.60)	0.00	(0.01)	(0.61)
04/30/2008 - 03/31/2009	10.88	0.52	(2.12)	(1.60)	(0.56)	(0.21)	0.00	(0.77)
Administrative Class
04/01/2013 - 09/30/2013+	12.16	0.21	(0.57)	(0.36)	(0.26)	0.00	0.00	(0.26)
03/31/2013	11.64	0.45	0.73	1.18	(0.63)	(0.03)	0.00	(0.66)
03/31/2012	11.50	0.51	0.24	0.75	(0.57)	(0.04)	0.00	(0.61)
03/31/2011	10.98	0.57	0.58	1.15	(0.63)	0.00	0.00	(0.63)
03/31/2010	8.51	0.53	2.54	3.07	(0.59)	0.00	(0.01)	(0.60)
03/31/2009	10.71	0.56	(1.95)	(1.39)	(0.60)	(0.21)	0.00	(0.81)
Class D
04/01/2013 - 09/30/2013+	12.16	0.20	(0.57)	(0.37)	(0.25)	0.00	0.00	(0.25)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)	(0.58)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00	(0.80)
Class A
04/01/2013 - 09/30/2013+	12.16	0.20	(0.57)	(0.37)	(0.25)	0.00	0.00	(0.25)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
03/31/2010	8.51	0.51	2.54	3.05	(0.57)	0.00	(0.01)	(0.58)
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00	(0.80)
Class B
04/01/2013 - 09/30/2013+	12.16	0.16	(0.58)	(0.42)	(0.20)	0.00	0.00	(0.20)
03/31/2013	11.64	0.34	0.74	1.08	(0.53)	(0.03)	0.00	(0.56)
03/31/2012	11.50	0.41	0.23	0.64	(0.46)	(0.04)	0.00	(0.50)
03/31/2011	10.98	0.47	0.58	1.05	(0.53)	0.00	0.00	(0.53)
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)	(0.51)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00	(0.73)
Class C
04/01/2013 - 09/30/2013+	12.16	0.16	(0.58)	(0.42)	(0.20)	0.00	0.00	(0.20)
03/31/2013	11.64	0.34	0.74	1.08	(0.53)	(0.03)	0.00	(0.56)
03/31/2012	11.50	0.40	0.24	0.64	(0.46)	(0.04)	0.00	(0.50)
03/31/2011	10.98	0.47	0.58	1.05	(0.53)	0.00	0.00	(0.53)
03/31/2010	8.51	0.43	2.55	2.98	(0.50)	0.00	(0.01)	(0.51)
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00	(0.73)

Please see footnotes on page 28.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.54	(2.89)%	$5,904,784	0.75	%*	0.75	%*	0.75	%*	0.75	%*	3.79	%*	38%
12.16	10.62	6,388,188	0.75		0.75		0.75		0.75		3.97		184
11.64	6.99	4,770,751	0.75		0.75		0.75		0.75		4.64		65
11.50	11.03	3,705,926	0.75		0.75		0.75		0.75		5.30		95
10.98	37.21	2,416,831	0.76		0.76		0.75		0.75		5.44		259
8.51	(12.92)	1,749,358	0.79		0.79		0.75		0.75		6.09		244

11.54	(2.94)	93,940	0.85	*	0.85	*	0.85	*	0.85	*	3.69	*	38
12.16	10.51	116,078	0.85		0.85		0.85		0.85		3.87		184
11.64	6.88	58,345	0.85		0.85		0.85		0.85		4.57		65
11.50	10.92	49,878	0.85		0.85		0.85		0.85		5.18		95
10.98	37.08	13,327	0.86		0.86		0.85		0.85		5.23		259
8.51	(14.81)	8	0.89	*	0.89	*	0.85	*	0.85	*	6.07	*	244

11.54	(3.01)	11,600	1.00	*	1.00	*	1.00	*	1.00	*	3.54	*	38
12.16	10.34	12,590	1.00		1.00		1.00		1.00		3.72		184
11.64	6.72	6,692	1.00		1.00		1.00		1.00		4.45		65
11.50	10.76	8,391	1.00		1.00		1.00		1.00		5.06		95
10.98	36.87	6,954	1.01		1.01		1.00		1.00		5.20		259
8.51	(13.14)	4,062	1.04		1.04		1.00		1.00		5.88		244

11.54	(3.09)	118,671	1.15	*	1.15	*	1.15	*	1.15	*	3.37	*	38
12.16	10.18	177,151	1.15		1.15		1.15		1.15		3.57		184
11.64	6.56	82,911	1.15		1.15		1.15		1.15		4.24		65
11.50	10.59	65,567	1.15		1.15		1.15		1.15		4.89		95
10.98	36.67	38,747	1.16		1.16		1.15		1.15		5.01		259
8.51	(13.26)	18,412	1.19		1.19		1.15		1.15		5.67		244

11.54	(3.09)	241,839	1.15	*	1.15	*	1.15	*	1.15	*	3.38	*	38
12.16	10.18	340,140	1.15		1.15		1.15		1.15		3.57		184
11.64	6.56	250,697	1.15		1.15		1.15		1.15		4.25		65
11.50	10.59	213,724	1.15		1.15		1.15		1.15		4.90		95
10.98	36.67	132,741	1.16		1.16		1.15		1.15		5.03		259
8.51	(13.27)	73,833	1.19		1.19		1.15		1.15		5.68		244

11.54	(3.45)	4,370	1.90	*	1.90	*	1.90	*	1.90	*	2.64	*	38
12.16	9.36	5,958	1.90		1.90		1.90		1.90		2.83		184
11.64	5.77	8,059	1.90		1.90		1.90		1.90		3.56		65
11.50	9.77	15,557	1.90		1.90		1.90		1.90		4.17		95
10.98	35.67	25,491	1.91		1.91		1.90		1.90		4.32		259
8.51	(13.92)	23,404	1.94		1.94		1.90		1.90		4.88		244

11.54	(3.45)	173,595	1.90	*	1.90	*	1.90	*	1.90	*	2.64	*	38
12.16	9.36	205,753	1.90		1.90		1.90		1.90		2.82		184
11.64	5.77	167,387	1.90		1.90		1.90		1.90		3.49		65
11.50	9.77	141,121	1.90		1.90		1.90		1.90		4.15		95
10.98	35.67	98,586	1.91		1.91		1.90		1.90		4.29		259
8.51	(13.92)	62,686	1.94		1.94		1.90		1.90		4.90		244

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Floating Income Fund
Institutional Class
04/01/2013 - 09/30/2013+	$8.94	$0.15	$(0.16)	$(0.01)	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2013	8.69	0.34	0.33	0.67	(0.42)	0.00	0.00	(0.42)
03/31/2012	9.15	0.36	(0.43)	(0.07)	(0.39)	0.00	0.00	(0.39)
03/31/2011	9.04	0.37	0.10	0.47	(0.36)	0.00	0.00	(0.36)
03/31/2010	7.00	0.42	2.12	2.54	(0.50)	0.00	0.00	(0.50)
03/31/2009	9.05	0.44	(2.03)	(1.59)	0.00	0.00	(0.46)	(0.46)
Class P
04/01/2013 - 09/30/2013+	8.94	0.15	(0.16)	(0.01)	(0.18)	0.00	0.00	(0.18)
03/31/2013	8.69	0.33	0.33	0.66	(0.41)	0.00	0.00	(0.41)
03/31/2012	9.15	0.35	(0.43)	(0.08)	(0.38)	0.00	0.00	(0.38)
03/31/2011	9.04	0.37	0.09	0.46	(0.35)	0.00	0.00	(0.35)
03/31/2010	7.00	0.42	2.11	2.53	(0.49)	0.00	0.00	(0.49)
04/30/2008 - 03/31/2009	9.43	0.38	(2.40)	(2.02)	0.00	0.00	(0.41)	(0.41)
Administrative Class
04/01/2013 - 09/30/2013+	8.94	0.14	(0.16)	(0.02)	(0.17)	0.00	0.00	(0.17)
03/31/2013	8.69	0.31	0.33	0.64	(0.39)	0.00	0.00	(0.39)
03/31/2012	9.15	0.33	(0.43)	(0.10)	(0.36)	0.00	0.00	(0.36)
03/31/2011	9.04	0.35	0.10	0.45	(0.34)	0.00	0.00	(0.34)
03/31/2010	7.00	0.40	2.12	2.52	(0.48)	0.00	0.00	(0.48)
03/31/2009	9.05	0.41	(2.02)	(1.61)	0.00	0.00	(0.44)	(0.44)
Class D
04/01/2013 - 09/30/2013+	8.94	0.13	(0.15)	(0.02)	(0.17)	0.00	0.00	(0.17)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00	(0.47)
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)	(0.43)
Class A
04/01/2013 - 09/30/2013+	8.94	0.13	(0.15)	(0.02)	(0.17)	0.00	0.00	(0.17)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)
03/31/2010	7.00	0.39	2.12	2.51	(0.47)	0.00	0.00	(0.47)
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)	(0.43)
Class C
04/01/2013 - 09/30/2013+	8.94	0.12	(0.16)	(0.04)	(0.15)	0.00	0.00	(0.15)
03/31/2013	8.69	0.27	0.33	0.60	(0.35)	0.00	0.00	(0.35)
03/31/2012	9.15	0.30	(0.43)	(0.13)	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.04	0.31	0.09	0.40	(0.29)	0.00	0.00	(0.29)
03/31/2010	7.00	0.37	2.11	2.48	(0.44)	0.00	0.00	(0.44)
03/31/2009	9.05	0.38	(2.03)	(1.65)	0.00	0.00	(0.40)	(0.40)

PIMCO High Yield Fund
Institutional Class
04/01/2013 - 09/30/2013+	$9.71	$0.28	$(0.23)	$0.05	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2013	9.29	0.55	0.48	1.03	(0.61)	0.00	0.00	(0.61)
03/31/2012	9.45	0.62	(0.11)	0.51	(0.66)	(0.01)	0.00	(0.67)
03/31/2011	9.06	0.67	0.41	1.08	(0.69)	0.00	0.00	(0.69)
03/31/2010	6.56	0.71	2.52	3.23	(0.73)	0.00	0.00	(0.73)
03/31/2009	9.20	0.66	(2.62)	(1.96)	(0.59)	0.00	(0.09)	(0.68)

Please see footnotes on page 28.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$8.75	(0.07)%	$2,628,689	0.55	%*	0.55	%*	0.55	%*	0.55	%*	3.39	%*	34%
8.94	7.84	3,851,640	0.55		0.55		0.55		0.55		3.81		106
8.69	(0.70)	3,430,030	0.55		0.55		0.55		0.55		4.13		43
9.15	5.32	2,454,395	0.55		0.55		0.55		0.55		4.05		40
9.04	37.08	354,497	0.55		0.55		0.55		0.55		5.21		318
7.00	(18.10)	622,953	0.63		0.63		0.55		0.55		5.25		245

8.75	(0.11)	159,434	0.65	*	0.65	*	0.65	*	0.65	*	3.34	*	34
8.94	7.73	33,927	0.65		0.65		0.65		0.65		3.71		106
8.69	(0.80)	22,708	0.65		0.65		0.65		0.65		4.03		43
9.15	5.22	74,764	0.65		0.65		0.65		0.65		4.07		40
9.04	36.94	19,879	0.65		0.65		0.65		0.65		4.87		318
7.00	(21.44)	8	0.73	*	0.73	*	0.65	*	0.65	*	5.21	*	245

8.75	(0.19)	770	0.80	*	0.80	*	0.80	*	0.80	*	3.26	*	34
8.94	7.58	273	0.80		0.80		0.80		0.80		3.56		106
8.69	(0.96)	292	0.80		0.80		0.80		0.80		3.89		43
9.15	5.06	264	0.80		0.80		0.80		0.80		3.83		40
9.04	36.77	49	0.80		0.80		0.80		0.80		4.69		318
7.00	(18.30)	8	0.88		0.88		0.80		0.80		5.07		245

8.75	(0.27)	36,001	0.95	*	0.95	*	0.95	*	0.95	*	3.03	*	34
8.94	7.41	41,668	0.95		0.95		0.95		0.95		3.40		106
8.69	(1.09)	70,612	0.95		0.95		0.95		0.95		3.73		43
9.15	4.90	74,448	0.95		0.95		0.95		0.95		3.79		40
9.04	36.55	46,462	0.95		0.95		0.95		0.95		4.66		318
7.00	(18.42)	17,493	1.03		1.03		0.95		0.95		4.90		245

8.75	(0.26)	237,437	0.95	*	0.95	*	0.95	*	0.95	*	3.03	*	34
8.94	7.41	187,820	0.95		0.95		0.95		0.95		3.41		106
8.69	(1.09)	144,688	0.95		0.95		0.95		0.95		3.73		43
9.15	4.89	234,820	0.95		0.95		0.95		0.95		3.76		40
9.04	36.54	114,763	0.95		0.95		0.95		0.95		4.68		318
7.00	(18.42)	52,818	1.03		1.03		0.95		0.95		4.91		245

8.75	(0.41)	174,495	1.25	*	1.25	*	1.25	*	1.25	*	2.75	*	34
8.94	7.09	93,431	1.25		1.25		1.25		1.25		3.11		106
8.69	(1.39)	86,171	1.25		1.25		1.25		1.25		3.43		43
9.15	4.59	146,432	1.25		1.25		1.25		1.25		3.46		40
9.04	36.14	60,876	1.25		1.25		1.25		1.25		4.42		318
7.00	(18.67)	29,213	1.33		1.33		1.25		1.25		4.62		245

$9.47	0.47%	$13,061,992	0.55	%*	0.55	%*	0.55	%*	0.55	%*	5.74	%*	15%
9.71	11.42	15,411,414	0.55		0.55		0.55		0.55		5.81		39
9.29	5.74	12,498,053	0.55		0.55		0.55		0.55		6.79		50
9.45	12.42	8,090,580	0.55		0.55		0.55		0.55		7.28		36
9.06	50.75	4,956,393	0.56		0.56		0.55		0.55		8.77		129
6.56	(22.05)	4,134,522	0.53	(b)	0.53	(b)	0.52	(b)	0.52	(b)	8.48		354

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO High Yield Fund (Cont.)
Class P
04/01/2013 - 09/30/2013+	$9.71	$0.27	$(0.23)	$0.04	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2013	9.29	0.54	0.48	1.02	(0.60)	0.00	0.00	(0.60)
03/31/2012	9.45	0.62	(0.12)	0.50	(0.65)	(0.01)	0.00	(0.66)
03/31/2011	9.06	0.66	0.41	1.07	(0.68)	0.00	0.00	(0.68)
03/31/2010	6.56	0.72	2.50	3.22	(0.72)	0.00	0.00	(0.72)
04/30/2008 - 03/31/2009	9.49	0.57	(2.89)	(2.32)	(0.55)	0.00	(0.06)	(0.61)
Administrative Class
04/01/2013 - 09/30/2013+	9.71	0.26	(0.23)	0.03	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.29	0.53	0.48	1.01	(0.59)	0.00	0.00	(0.59)
03/31/2012	9.45	0.60	(0.11)	0.49	(0.64)	(0.01)	0.00	(0.65)
03/31/2011	9.06	0.65	0.41	1.06	(0.67)	0.00	0.00	(0.67)
03/31/2010	6.56	0.69	2.52	3.21	(0.71)	0.00	0.00	(0.71)
03/31/2009	9.20	0.65	(2.63)	(1.98)	(0.57)	0.00	(0.09)	(0.66)
Class D
04/01/2013 - 09/30/2013+	9.71	0.26	(0.23)	0.03	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00	0.00	(0.66)
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	0.00	0.00	(0.70)
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)	(0.65)
Class A
04/01/2013 - 09/30/2013+	9.71	0.26	(0.23)	0.03	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.29	0.52	0.48	1.00	(0.58)	0.00	0.00	(0.58)
03/31/2012	9.45	0.59	(0.11)	0.48	(0.63)	(0.01)	0.00	(0.64)
03/31/2011	9.06	0.64	0.41	1.05	(0.66)	0.00	0.00	(0.66)
03/31/2010	6.56	0.69	2.51	3.20	(0.70)	0.00	0.00	(0.70)
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)	(0.65)
Class B
04/01/2013 - 09/30/2013+	9.71	0.22	(0.23)	(0.01)	(0.23)	0.00	0.00	(0.23)
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00	0.00	(0.50)
03/31/2012	9.45	0.54	(0.13)	0.41	(0.56)	(0.01)	0.00	(0.57)
03/31/2011	9.06	0.57	0.41	0.98	(0.59)	0.00	0.00	(0.59)
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00	(0.64)
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)	(0.59)
Class C
04/01/2013 - 09/30/2013+	9.71	0.22	(0.23)	(0.01)	(0.23)	0.00	0.00	(0.23)
03/31/2013	9.29	0.45	0.47	0.92	(0.50)	0.00	0.00	(0.50)
03/31/2012	9.45	0.53	(0.12)	0.41	(0.56)	(0.01)	0.00	(0.57)
03/31/2011	9.06	0.57	0.41	0.98	(0.59)	0.00	0.00	(0.59)
03/31/2010	6.56	0.63	2.51	3.14	(0.64)	0.00	0.00	(0.64)
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)	(0.59)
Class R
04/01/2013 - 09/30/2013+	9.71	0.25	(0.23)	0.02	(0.26)	0.00	0.00	(0.26)
03/31/2013	9.29	0.50	0.47	0.97	(0.55)	0.00	0.00	(0.55)
03/31/2012	9.45	0.57	(0.12)	0.45	(0.60)	(0.01)	0.00	(0.61)
03/31/2011	9.06	0.62	0.41	1.03	(0.64)	0.00	0.00	(0.64)
03/31/2010	6.56	0.67	2.51	3.18	(0.68)	0.00	0.00	(0.68)
03/31/2009	9.20	0.62	(2.63)	(2.01)	(0.56)	0.00	(0.07)	(0.63)

PIMCO High Yield Spectrum Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.06	$0.34	$(0.17)	$0.17	$(0.35)	$0.00	$0.00	$(0.35)
03/31/2013	10.37	0.66	0.77	1.43	(0.74)	(0.00)^	0.00	(0.74)
03/31/2012	10.55	0.69	(0.13)	0.56	(0.71)	(0.03)	0.00	(0.74)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)

Please see footnotes on page 28.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.47	0.42%	$497,438	0.65	%*	0.65	%*	0.65	%*	0.65	%*	5.64	%*	15%
9.71	11.31	556,013	0.65		0.65		0.65		0.65		5.72		39
9.29	5.63	507,252	0.65		0.65		0.65		0.65		6.72		50
9.45	12.31	463,418	0.65		0.65		0.65		0.65		7.18		36
9.06	50.60	239,075	0.66		0.66		0.65		0.65		8.58		129
6.56	(24.98)	30,272	0.64	*(c)	0.64	*(c)	0.63	*(c)	0.63	*(c)	9.05	*	354

9.47	0.35	770,304	0.80	*	0.80	*	0.80	*	0.80	*	5.49	*	15
9.71	11.14	842,722	0.80		0.80		0.80		0.80		5.57		39
9.29	5.47	1,003,832	0.80		0.80		0.80		0.80		6.58		50
9.45	12.14	1,058,247	0.80		0.80		0.80		0.80		7.05		36
9.06	50.38	765,317	0.81		0.81		0.80		0.80		8.51		129
6.56	(22.24)	615,431	0.78	(b)	0.78	(b)	0.77	(b)	0.77	(b)	8.17		354

9.47	0.30	618,260	0.90	*	0.90	*	0.90	*	0.90	*	5.38	*	15
9.71	11.03	793,609	0.90		0.90		0.90		0.90		5.47		39
9.29	5.37	842,522	0.90		0.90		0.90		0.90		6.46		50
9.45	12.03	782,637	0.90		0.90		0.90		0.90		6.95		36
9.06	50.23	712,360	0.91		0.91		0.90		0.90		8.41		129
6.56	(22.33)	509,635	0.91		0.91		0.90		0.90		8.22		354

9.47	0.30	1,058,072	0.90	*	0.90	*	0.90	*	0.90	*	5.39	*	15
9.71	11.03	1,234,917	0.90		0.90		0.90		0.90		5.47		39
9.29	5.37	1,299,092	0.90		0.90		0.90		0.90		6.48		50
9.45	12.03	1,275,670	0.90		0.90		0.90		0.90		6.95		36
9.06	50.23	1,036,410	0.91		0.91		0.90		0.90		8.41		129
6.56	(22.34)	622,918	0.91		0.91		0.90		0.90		8.05		354

9.47	(0.08)	8,712	1.65	*	1.65	*	1.65	*	1.65	*	4.64	*	15
9.71	10.21	11,908	1.65		1.65		1.65		1.65		4.73		39
9.29	4.58	20,986	1.65		1.65		1.65		1.65		5.83		50
9.45	11.20	71,368	1.65		1.65		1.65		1.65		6.27		36
9.06	49.13	143,400	1.66		1.66		1.65		1.65		7.71		129
6.56	(22.92)	136,774	1.66		1.66		1.65		1.65		7.17		354

9.47	(0.08)	566,065	1.65	*	1.65	*	1.65	*	1.65	*	4.64	*	15
9.71	10.21	611,694	1.65		1.65		1.65		1.65		4.72		39
9.29	4.58	601,903	1.65		1.65		1.65		1.65		5.73		50
9.45	11.20	600,135	1.65		1.65		1.65		1.65		6.20		36
9.06	49.13	506,455	1.66		1.66		1.65		1.65		7.67		129
6.56	(22.92)	320,788	1.66		1.66		1.65		1.65		7.25		354

9.47	0.17	57,273	1.15	*	1.15	*	1.15	*	1.15	*	5.14	*	15
9.71	10.76	62,550	1.15		1.15		1.15		1.15		5.22		39
9.29	5.11	51,203	1.15		1.15		1.15		1.15		6.23		50
9.45	11.75	50,139	1.15		1.15		1.15		1.15		6.69		36
9.06	49.87	31,387	1.16		1.16		1.15		1.15		8.15		129
6.56	(22.53)	14,963	1.16		1.16		1.15		1.15		7.85		354

$10.88	1.52%	$3,064,096	0.60	%*	0.60	%*	0.60	%*	0.60	%*	6.21	%*	24%
11.06	14.29	2,898,520	0.58		0.60		0.58		0.60		6.10		30
10.37	5.78	922,443	0.55		0.60		0.55		0.60		6.77		44
10.55	9.25	472,281	0.55	*	0.64	*	0.55	*	0.64	*	5.92	*	14

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO High Yield Spectrum Fund (Cont.)
Class P
04/01/2013 - 09/30/2013+	$11.06	$0.34	$(0.18)	$0.16	$(0.34)	$0.00	$0.00	$(0.34)
03/31/2013	10.37	0.65	0.77	1.42	(0.73)	(0.00)^	0.00	(0.73)
03/31/2012	10.55	0.67	(0.12)	0.55	(0.70)	(0.03)	0.00	(0.73)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)
Class D
04/01/2013 - 09/30/2013+	11.06	0.32	(0.17)	0.15	(0.33)	0.00	0.00	(0.33)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)^	0.00	(0.70)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class A
04/01/2013 - 09/30/2013+	11.06	0.32	(0.17)	0.15	(0.33)	0.00	0.00	(0.33)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)^	0.00	(0.70)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class C
04/01/2013 - 09/30/2013+	11.06	0.28	(0.17)	0.11	(0.29)	0.00	0.00	(0.29)
03/31/2013	10.37	0.53	0.78	1.31	(0.62)	(0.00)^	0.00	(0.62)
03/31/2012	10.55	0.57	(0.12)	0.45	(0.60)	(0.03)	0.00	(0.63)
09/15/2010 - 03/31/2011	10.00	0.27	0.58	0.85	(0.29)	(0.01)	0.00	(0.30)

PIMCO Long-Term Credit Fund
Institutional Class
04/01/2013 - 09/30/2013+	$13.01	$0.28	$(1.07)	$(0.79)	$(0.30)	$0.00	$0.00	$(0.30)
03/31/2013	12.19	0.63	1.28	1.91	(0.79)	(0.30)	0.00	(1.09)
03/31/2012	11.59	0.64	1.23	1.87	(0.69)	(0.58)	0.00	(1.27)
03/31/2011	11.71	0.69	0.68	1.37	(0.72)	(0.77)	0.00	(1.49)
03/31/2010	10.00	0.66	1.85	2.51	(0.62)	(0.18)	0.00	(0.80)
03/31/2009 - 03/31/2009	10.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
04/01/2013 - 09/30/2013+	13.01	0.27	(1.06)	(0.79)	(0.30)	0.00	0.00	(0.30)
03/31/2013	12.19	0.62	1.27	1.89	(0.77)	(0.30)	0.00	(1.07)
02/29/2012 - 03/31/2012	12.45	0.05	(0.25)	(0.20)	(0.06)	0.00	0.00	(0.06)

PIMCO Senior Floating Rate Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.35	$0.17	$(0.09)	$0.08	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2013	10.03	0.36	0.33	0.69	(0.36)	(0.01)	0.00	(0.37)
04/29/2011 - 03/31/2012	10.00	0.29	0.01	0.30	(0.27)	0.00	0.00	(0.27)
Class P
04/01/2013 - 09/30/2013+	10.35	0.17	(0.10)	0.07	(0.17)	0.00	0.00	(0.17)
03/31/2013	10.03	0.34	0.34	0.68	(0.35)	(0.01)	0.00	(0.36)
04/29/2011 - 03/31/2012	10.00	0.29	0.00 ^	0.29	(0.26)	0.00	0.00	(0.26)
Class D
04/01/2013 - 09/30/2013+	10.35	0.16	(0.10)	0.06	(0.16)	0.00	0.00	(0.16)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
04/29/2011 - 03/31/2012	10.00	0.27	0.01	0.28	(0.25)	0.00	0.00	(0.25)
Class A
04/01/2013 - 09/30/2013+	10.35	0.16	(0.10)	0.06	(0.16)	0.00	0.00	(0.16)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
04/29/2011 - 03/31/2012	10.00	0.28	0.00 ^	0.28	(0.25)	0.00	0.00	(0.25)
Class C
04/01/2013 - 09/30/2013+	10.35	0.12	(0.10)	0.02	(0.12)	0.00	0.00	(0.12)
03/31/2013	10.03	0.25	0.33	0.58	(0.25)	(0.01)	0.00	(0.26)
04/29/2011 - 03/31/2012	10.00	0.21	0.00 ^	0.21	(0.18)	0.00	0.00	(0.18)

Please see footnotes on page 28.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.88	1.47%	$51,170	0.70	%*	0.70	%*	0.70	%*	0.70	%*	6.11	%*	24%
11.06	14.18	48,123	0.68		0.70		0.68		0.70		5.99		30
10.37	5.68	4,918	0.65		0.70		0.65		0.70		6.54		44
10.55	9.20	4,859	0.65	*	0.74	*	0.65	*	0.74	*	5.90	*	14

10.88	1.34	53,874	0.95	*	0.95	*	0.95	*	0.95	*	5.79	*	24
11.06	13.90	74,278	0.93		0.95		0.93		0.95		5.75		30
10.37	5.41	13,653	0.90		0.95		0.90		0.95		6.30		44
10.55	9.04	8,830	0.90	*	0.98	*	0.90	*	0.98	*	5.61	*	14

10.88	1.34	26,832	0.95	*	0.95	*	0.95	*	0.95	*	5.81	*	24
11.06	13.90	35,623	0.93		0.95		0.93		0.95		5.74		30
10.37	5.42	5,488	0.90		0.95		0.90		0.95		6.33		44
10.55	9.03	920	0.90	*	1.01	*	0.90	*	1.01	*	5.59	*	14

10.88	0.97	6,346	1.70	*	1.70	*	1.70	*	1.70	*	5.13	*	24
11.06	13.05	3,389	1.68		1.70		1.68		1.70		5.00		30
10.37	4.63	2,976	1.65		1.70		1.65		1.70		5.64		44
10.55	8.59	2,740	1.65	*	1.72	*	1.65	*	1.72	*	4.82	*	14

$11.92	(6.12)%	$5,531,133	0.56	%*	0.56	%*	0.55	%*	0.55	%*	4.52	%*	34%
13.01	15.85	4,223,770	0.59		0.59		0.55		0.55		4.82		71
12.19	16.65	2,285,476	0.55		0.55		0.55		0.55		5.22		259
11.59	12.30	1,673,967	0.56		0.56		0.55		0.55		5.79		341
11.71	25.56	1,834,816	0.55		0.55		0.55		0.55		5.76		166
10.00	0.00	13,120	0.55	*	0.55	*	0.55	*	0.55	*	(0.55	)*	0

11.92	(6.16)	64,287	0.66	*	0.66	*	0.65	*	0.65	*	4.51	*	34
13.01	15.75	3,158	0.69		0.69		0.65		0.65		4.70		71
12.19	1.64	10	0.65	*	0.65	*	0.65	*	0.65	*	4.88	*	259

$10.25	0.75%	$2,344,879	0.80	%*	0.80	%*	0.80	%*	0.80	%*	3.35	%*	58%
10.35	7.00	2,268,461	0.80		0.80		0.80		0.80		3.54		125
10.03	3.12	389,379	0.80	*	0.83	*	0.80	*	0.83	*	3.17	*	160

10.25	0.70	35,820	0.90	*	0.90	*	0.90	*	0.90	*	3.23	*	58
10.35	6.89	6,409	0.90		0.90		0.90		0.90		3.36		125
10.03	3.04	4,668	0.90	*	0.93	*	0.90	*	0.93	*	3.23	*	160

10.25	0.60	52,930	1.10	*	1.10	*	1.10	*	1.10	*	3.02	*	58
10.35	6.68	10,143	1.10		1.10		1.10		1.10		3.24		125
10.03	2.86	1,171	1.10	*	1.13	*	1.10	*	1.13	*	2.93	*	160

10.25	0.60	148,031	1.10	*	1.10	*	1.10	*	1.10	*	3.03	*	58
10.35	6.67	31,245	1.10		1.10		1.10		1.10		3.22		125
10.03	2.86	6,261	1.10	*	1.13	*	1.10	*	1.13	*	3.11	*	160

10.25	0.24	110,155	1.85	*	1.85	*	1.85	*	1.85	*	2.29	*	58
10.35	5.88	9,550	1.85		1.85		1.85		1.85		2.47		125
10.03	2.20	2,798	1.85	*	1.88	*	1.85	*	1.88	*	2.31	*	160

Please see footnotes on page 28.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Senior Floating Rate Fund (Cont.)
Class R
04/01/2013 - 09/30/2013+	$10.35	$0.14	$(0.09)	$0.05	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2013	10.03	0.31	0.32	0.63	(0.30)	(0.01)	0.00	(0.31)
04/29/2011 - 03/31/2012	10.00	0.22	0.03	0.25	(0.22)	0.00	0.00	(0.22)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.30%.
(c)	Effective October 1, 2008, the Class’s supervisory and administrative fee was increased by 0.05% to an annual rate of 0.40%.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.25	0.48%	$2,340	1.35	%*	1.35	%*	1.35	%*	1.35	%*	2.80	%*	58%
10.35	6.42	1,130	1.35		1.35		1.35		1.35		3.03		125
10.03	2.61	11	1.35	*	1.38	*	1.35	*	1.38	*	2.47	*	160

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Assets:
Investments, at value
Investments in securities*	$195,406	$1,659,067	$7,074,570
Investments in Affiliates	0	621,169	24,700
Financial Derivative Instruments
Exchange-traded or centrally cleared	639	333	489
Over the counter	926	8,088	66,884
Cash	0	0	4,964
Deposits with counterparty	3,231	2,283	8,191
Foreign currency, at value	108	1,807	4,217
Receivable for investments sold	3,116	60,334	114,351
Receivable for Fund shares sold	473	883	34,549
Interest and dividends receivable	1,108	17,135	85,791
Dividends receivable from Affiliates	0	131	66
Other assets	0	0	0
	205,007	2,371,230	7,418,772

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,130	$0	$255,513
Payable for sale-buyback transactions	0	0	110,511
Payable for short sales	0	0	62,477
Financial Derivative Instruments
Exchange-traded or centrally cleared	264	319	793
Over the counter	580	21,914	104,096
Payable for investments purchased	6,059	65,348	306,344
Payable for investments in Affiliates purchased	0	131	66
Deposits from counterparty	947	630	14,904
Payable for Fund shares redeemed	1,137	223	10,112
Dividends payable	0	0	1,133
Overdraft due to custodian	13	25	0
Accrued investment advisory fees	60	1,035	2,237
Accrued supervisory and administrative fees	43	528	1,561
Accrued distribution fees	9	13	129
Accrued servicing fees	7	9	82
Reimbursement to PIMCO	0	13	0
Other liabilities	0	0	15
	10,249	90,188	869,973

Net Assets	$194,758	$2,281,042	$6,548,799

Net Assets Consist of:
Paid in capital	$95,734	$2,291,815	$6,472,163
Undistributed (overdistributed) net investment income	23,653	5,370	(54,780)
Accumulated undistributed net realized gain (loss)	57,325	(9,952)	57,452
Net unrealized appreciation (depreciation)	18,046	(6,191)	73,964
	$194,758	$2,281,042	$6,548,799

Cost of Investments in Securities	$176,465	$1,655,492	$6,976,052
Cost of Investments in Affiliates	$0	$621,120	$24,700
Cost of Foreign Currency Held	$107	$1,813	$4,169
Proceeds Received on Short Sales	$0	$0	$63,353
Cost or Premiums of Financial Derivative Instruments, Net	$2,194	$(6,589)	$(5,060)

* Includes repurchase agreements of:	$7,869	$58,200	$114,296

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$3,154,868	$15,042,240	$2,964,731	$5,940,818	$2,601,978
105,705	1,440,631	194,715	162,691	201,428

597	0	0	892	0
46,146	13,722	3,332	30,277	68
8,078	647	144	3,665	0
76,242	18,003	1,331	5,473	1,929
2,624	966	1,627	4,091	118
267,110	130,587	28,022	34,584	68,565
3,004	19,082	167	90	2,076
43,327	283,596	62,147	71,207	18,175
61	335	46	39	44
0	0	0	21	0
3,707,762	16,949,809	3,256,262	6,253,848	2,894,381

$0	$0	$1,462	$359,411	$0
0	0	0	81,373	0
0	0	2,583	0	0

1,314	100	4	1,556	17
70,534	31,592	13,950	45,924	458
258,958	220,593	31,456	154,223	183,310
61	335	46	39	44
15,338	4,606	0	12,078	0
122,370	35,449	2,948	34	1,421
651	10,772	12	1,552	65
0	0	0	0	13,140
831	3,231	729	1,220	1,026
755	4,090	738	1,018	630
46	602	11	0	69
77	323	5	0	46
0	0	0	0	0
1	0	0	0	0
470,936	311,693	53,944	658,428	200,226

$3,236,826	$16,638,116	$3,202,318	$5,595,420	$2,694,155

$3,724,920	$16,197,527	$3,129,032	$5,758,761	$2,670,773
7,315	(64,776)	(17,101)	(2,063)	(831)
(529,175)	(156,721)	13,856	(2,261)	15,736
33,766	662,086	76,531	(159,017)	8,477
$3,236,826	$16,638,116	$3,202,318	$5,595,420	$2,694,155

$3,133,973	$14,399,174	$2,879,153	$6,093,146	$2,593,029
$105,697	$1,441,338	$194,777	$162,691	$201,481
$2,567	$960	$1,622	$4,084	$118
$0	$0	$2,514	$0	$0
$(23,577)	$(12,861)	$0	$(15,160)	$0

$19,747	$0	$385	$8,935	$4,955

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Statements of Assets and Liabilities (Cont.)

	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Net Assets:
Institutional Class	$138,817	$2,176,252	$5,904,784
Class P	5,180	27,898	93,940
Administrative Class	708	NA	11,600
Class D	6,335	30,658	118,671
Class A	28,756	32,940	241,839
Class B	NA	NA	4,370
Class C	14,962	12,635	173,595
Class R	NA	659	NA

Shares Issued and Outstanding:
Institutional Class	9,956	208,788	511,893
Class P	374	2,679	8,144
Administrative Class	49	NA	1,006
Class D	455	2,937	10,288
Class A	2,078	3,148	20,965
Class B	NA	NA	379
Class C	1,078	1,214	15,049
Class R	NA	63	NA

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$13.94	$10.42	$11.54
Class P	13.85	10.42	11.54
Administrative Class	14.41	NA	11.54
Class D	13.91	10.44	11.54
Class A	13.84	10.46	11.54
Class B	NA	NA	11.54
Class C	13.88	10.41	11.54
Class R	NA	10.41	NA

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$2,628,689	$13,061,992	$3,064,096	$5,531,133	$2,344,879
159,434	497,438	51,170	64,287	35,820
770	770,304	NA	NA	NA
36,001	618,260	53,874	NA	52,930
237,437	1,058,072	26,832	NA	148,031
NA	8,712	NA	NA	NA
174,495	566,065	6,346	NA	110,155
NA	57,273	NA	NA	2,340

300,305	1,379,760	281,672	464,056	228,686
18,214	52,545	4,704	5,395	3,493
88	81,369	NA	NA	NA
4,113	65,308	4,952	NA	5,162
27,126	111,766	2,467	NA	14,437
NA	920	NA	NA	NA
19,935	59,794	583	NA	10,743
NA	6,050	NA	NA	228

$8.75	$9.47	$10.88	$11.92	$10.25
8.75	9.47	10.88	11.92	10.25
8.75	9.47	NA	NA	NA
8.75	9.47	10.88	NA	10.25
8.75	9.47	10.88	NA	10.25
NA	9.47	NA	NA	NA
8.75	9.47	10.88	NA	10.25
NA	9.47	NA	NA	10.25

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO Convertible Fund	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund

Investment Income:
Interest, net of foreign taxes*	$2,955	$21,381	$157,474
Dividends	2,563	117	105
Dividends from investments in Affiliates	0	530	1,034
Miscellaneous income	1	0	0
Total Income	5,519	22,028	158,613

Expenses:
Investment advisory fees	807	4,406	15,724
Supervisory and administrative fees	526	2,267	11,033
Distribution and/or servicing fees - Administrative Class	1	0	16
Distribution and/or servicing fees - Class D	7	36	201
Distribution fees - Class B	0	0	19
Distribution fees - Class C	21	36	736
Distribution fees - Class R	0	1	0
Servicing fees - Class A	18	37	374
Servicing fees - Class B	0	0	6
Servicing fees - Class C	7	12	245
Servicing fees - Class R	0	1	0
Dividends on short sales	38	0	0
Interest expense	62	2	61
Miscellaneous expense	0	13	0
Total Expenses	1,487	6,811	28,415

Net Investment Income	4,032	15,217	130,198

Net Realized Gain (Loss):
Investments in securities	37,005	(3,427)	(3,655)
Investments in Affiliates	0	(9)	(76)
Exchange-traded or centrally cleared financial derivative instruments	(15,200)	(7,511)	(22,307)
Over the counter financial derivative instruments	8,066	(4,106)	45,295
Short sales	(1,749)	0	0
Foreign currency	(438)	(948)	(3,642)
Net Realized Gain (Loss)	27,684	(16,001)	15,615

Net Change in Unrealized Appreciation (Depreciation)
Investments in securities	(16,038)	(4,641)	(284,118)
Investments in Affiliates	0	50	(29)
Exchange-traded or centrally cleared financial derivative instruments	(2,380)	(763)	(21,679)
Over the counter financial derivative instruments	(5,697)	(9,649)	(80,715)
Short sales	1,929	0	0
Foreign currency assets and liabilities	22	(60)	2,118
Net Change in Unrealized (Depreciation)	(22,164)	(15,063)	(384,423)
Net Gain (Loss)	5,520	(31,064)	(368,808)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,552	$(15,847)	$(238,610)

* Foreign tax withholdings	$0	$0	$48

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO Floating Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

$84,585	$564,970	$106,124	$125,390	$55,417
52	3,383	250	143	0
1,032	2,295	295	232	643
0	0	0	1	0
85,669	570,648	106,669	125,766	56,060

6,523	22,719	4,696	7,411	6,756
5,760	28,768	4,756	6,181	4,103
0	1,022	0	0	0
45	865	49	0	38
0	38	0	0	0
189	2,209	17	0	181
0	76	0	0	2
255	1,427	33	0	98
0	13	0	0	0
157	736	6	0	60
0	76	0	0	2
0	0	0	0	0
25	18	4	353	0
0	0	0	0	0
12,954	57,967	9,561	13,945	11,240

72,715	512,681	97,108	111,821	44,820

(18,326)	208,588	18,347	(21,639)	4,758
(134)	17	(5)	18	(26)
53,675	32,644	943	16,609	4,678
27,153	5,404	(7,142)	1,230	(567)
0	0	0	0	0
(566)	6,996	199	(580)	65
61,802	253,649	12,342	(4,362)	8,908

(117,733)	(607,899)	(37,456)	(381,556)	(31,019)
(3)	266	32	(12)	52
18,845	(17,208)	647	(10,254)	(2,465)
(54,527)	(70,811)	(27,986)	(34,385)	(764)
0	0	0	0	0
170	(2,767)	636	(152)	20
(153,248)	(698,419)	(64,127)	(426,359)	(34,176)
(91,446)	(444,770)	(51,785)	(430,721)	(25,268)

$(18,731)	$67,911	$45,323	$(318,900)	$19,552

$41	$0	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Statements of Changes in Net Assets

	PIMCO Convertible Fund		PIMCO Credit Absolute Return Fund		PIMCO Diversified Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,032	$26,821	$15,217	$9,098	$130,198	$247,034
Net realized gain (loss)	27,684	62,077	(16,001)	9,913	15,615	149,033
Net change in unrealized appreciation (depreciation)	(22,164)	(56,981)	(15,063)	7,107	(384,423)	211,485
Net increase (decrease) resulting from operations	9,552	31,917	(15,847)	26,118	(238,610)	607,552

Distributions to Shareholders:
From net investment income
Institutional Class	(13,102)	(62,131)	(13,372)	(7,145)	(141,731)	(310,708)
Class P	(186)	(92)	(194)	(130)	(2,447)	(5,077)
Administrative Class	(34)	(47)	0	0	(269)	(490)
Class D	(242)	(255)	(186)	(168)	(3,328)	(7,567)
Class A	(1,018)	(245)	(201)	(153)	(6,228)	(15,899)
Class B	0	0	0	0	(88)	(284)
Class C	(418)	(41)	(45)	(22)	(3,349)	(8,218)
Class R	0	0	(3)	(10)	0	0
From net realized capital gains
Institutional Class	0	(3,399)	0	(1,089)	0	(14,223)
Class P	0	(5)	0	(20)	0	(262)
Administrative Class	0	(3)	0	0	0	(24)
Class D	0	(17)	0	(32)	0	(410)
Class A	0	(15)	0	(22)	0	(852)
Class B	0	0	0	0	0	(15)
Class C	0	(3)	0	(7)	0	(473)
Class R	0	0	0	(1)	0	0

Total Distributions	(15,000)	(66,253)	(14,001)	(8,799)	(157,440)	(364,502)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(293,708)	(1,159,144)	1,531,065	606,360	(301,009)	1,657,966

Total Increase (Decrease) in Net Assets	(299,156)	(1,193,480)	1,501,217	623,679	(697,059)	1,901,016

Net Assets:
Beginning of period	493,914	1,687,394	779,825	156,146	7,245,858	5,344,842
End of period*	$194,758	$493,914	$2,281,042	$779,825	$6,548,799	$7,245,858

*Including undistributed (overdistributed) net investment income of:	$23,653	$34,621	$5,370	$4,154	$(54,780)	$(27,538)

**	See note 12 in the Notes to Financial Statements.

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO Floating Income Fund		PIMCO High Yield Fund		PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Fund		PIMCO Senior Floating Rate Fund

Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

$72,715	$148,860	$512,681	$1,073,975	$97,108	$116,427	$111,821	$148,478	$44,820	$51,037
61,802	39,844	253,649	238,664	12,342	1,435	(4,362)	132,042	8,908	10,654
(153,248)	109,979	(698,419)	701,854	(64,127)	147,664	(426,359)	98,840	(34,176)	41,300
(18,731)	298,683	67,911	2,014,493	45,323	265,526	(318,900)	379,360	19,552	102,991

(79,871)	(171,636)	(424,739)	(935,030)	(94,647)	(129,030)	(119,417)	(192,208)	(43,256)	(51,635)
(1,978)	(1,249)	(15,009)	(34,906)	(1,531)	(2,102)	(213)	(45)	(323)	(128)
(5)	(8)	(23,214)	(56,999)	0	0	0	0	0	0
(672)	(2,335)	(19,247)	(46,323)	(1,156)	(2,914)	0	0	(477)	(126)
(3,844)	(6,360)	(31,823)	(76,202)	(773)	(1,522)	0	0	(1,241)	(398)
0	0	(242)	(801)	0	0	0	0	0	0
(2,180)	(3,340)	(14,228)	(32,598)	(120)	(154)	0	0	(580)	(126)
0	0	(1,628)	(3,224)	0	0	0	0	(23)	(23)

0	0	0	0	0	(544)	0	(83,185)	0	(1,926)
0	0	0	0	0	(11)	0	(14)	0	(3)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	(14)	0	0	0	(4)
0	0	0	0	0	(6)	0	0	0	(12)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	(1)	0	0	0	(6)
0	0	0	0	0	0	0	0	0	(1)

(88,550)	(184,928)	(530,130)	(1,186,083)	(98,227)	(136,298)	(119,630)	(275,452)	(45,900)	(54,388)

(864,652)	340,503	(2,424,492)	1,871,574	195,289	1,981,227	1,807,022	1,837,534	393,565	1,874,047

(971,933)	454,258	(2,886,711)	2,699,984	142,385	2,110,455	1,368,492	1,941,442	367,217	1,922,650

4,208,759	3,754,501	19,524,827	16,824,843	3,059,933	949,478	4,226,928	2,285,486	2,326,938	404,288
$3,236,826	$4,208,759	$16,638,116	$19,524,827	$3,202,318	$3,059,933	$5,595,420	$4,226,928	$2,694,155	$2,326,938

$7,315	$23,150	$(64,776)	$(47,327)	$(17,101)	$(15,982)	$(2,063)	$5,746	$(831)	$249

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Statement of Cash Flows

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO Long-Term Credit Fund

Cash flows (used for) operating activities:

Net (decrease) in net assets resulting from operations	$(318,900)

Adjustments to reconcile net (decrease) in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	7,176,583
Proceeds from sales of long-term securities	(8,417,915)
Purchases of short-term portfolio investments, net	(40,387)
Decrease in deposits with counterparty	17,915
Decrease in receivable for investments sold	101,636
(Increase) in interest and dividends receivable	(8,090)
Decrease in exchange-traded or centrally cleared derivatives	9,433
Decrease in over the counter derivatives	4,188
(Decrease) in payable for investments purchased	(47,446)
(Decrease) in deposits from counterparty	(17,153)
Increase in accrued investment advisory fees	157
Increase in accrued supervisory and administrative fees	132
Payments on currency transactions	(732)
(Decrease) in other liabilities	(10)
Net Realized (Gain) Loss
Investments in securities	21,639
Investments in Affiliates	(18)
Exchange-traded or centrally cleared financial derivative instruments	(16,609)
Over the counter financial derivative instruments	(1,230)
Foreign currency	580
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	381,556
Investments in Affiliates	12
Exchange-traded or centrally cleared financial derivative instruments	10,254
Over the counter financial derivative instruments	34,385
Foreign currency assets and liabilities	152
Net amortization (accretion) on investments	5,835
Net cash (used for) operating activities	(1,104,033)

Cash flows received from financing activities:
Proceeds from shares sold	2,012,512
Payments on shares redeemed	(315,869)
Cash dividend paid*	(5,362)
Proceeds from reverse repurchase agreements	4,628,713
Payments on reverse repurchase agreements	(5,080,558)
Proceeds from sale-buyback transactions	3,290,435
Payments on sale-buyback transactions	(3,428,160)
Proceeds from deposits from counterparty	15,835
Payments on deposits from counterparty	(16,885)
Net cash received from financing activities	1,100,661

Net Decrease in Cash and Foreign Currency	(3,372)

Cash and Foreign Currency:
Beginning of period	11,128
End of period	$7,756

* Reinvestment of dividends	$113,156

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$567

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Convertible Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.3%

CORPORATE BONDS & NOTES 0.9%

BANKING & FINANCE 0.4%
AGFC Capital Trust
6.000% due 01/15/2067	$1,000	$835

INDUSTRIALS 0.5%
Roust Trading Ltd.
10.000% due 05/31/2016 (d)	1,126	934

Total Corporate Bonds & Notes (Cost $1,198)		1,769

CONVERTIBLE BONDS & NOTES 63.0%

BANKING & FINANCE 1.2%
Air Lease Corp.
3.875% due 12/01/2018	400	514
Boston Properties LP
3.625% due 02/15/2014	1,260	1,295
Health Care REIT, Inc.
3.000% due 12/01/2029	500	620

		2,429

INDUSTRIALS 60.4%
AK Steel Corp.
5.000% due 11/15/2019	3,000	2,837
Alcoa, Inc.
5.250% due 03/15/2014	500	645
Alliance One International, Inc.
5.500% due 07/15/2014	211	211
Alpha Natural Resources, Inc.
2.375% due 04/15/2015 (f)	1,230	1,156
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	3,500	3,566
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	300	1,079
Cephalon, Inc.
2.500% due 05/01/2014	8,000	9,472
Chesapeake Energy Corp.
2.500% due 05/15/2037	3,620	3,575
2.750% due 11/15/2035	1,500	1,556
Ciena Corp.
4.000% due 03/15/2015	1,000	1,363
Cobalt International Energy, Inc.
2.625% due 12/01/2019	1,800	1,906
Concur Technologies, Inc.
0.500% due 06/15/2018	1,000	1,214
D.R. Horton, Inc.
2.000% due 05/15/2014	500	765
EMC Corp.
1.750% due 12/01/2013	3,740	5,979
Endo Health Solutions, Inc.
1.750% due 04/15/2015	1,150	1,826
Ford Motor Co.
4.250% due 11/15/2016	600	1,188
Gilead Sciences, Inc.
1.625% due 05/01/2016	2,410	6,677
Hologic, Inc.
2.000% due 12/15/2037	900	1,015
Illumina, Inc.
0.250% due 03/15/2016	1,000	1,144
Incyte Corp. Ltd.
4.750% due 10/01/2015	500	2,185
Intel Corp.
2.950% due 12/15/2035	400	434

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Game Technology
3.250% due 05/01/2014	$1,300	$1,440
Jarden Corp.
1.875% due 09/15/2018	1,200	1,446
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,963
Lennar Corp.
2.000% due 12/01/2020	1,100	1,422
3.250% due 11/15/2021	400	669
Liberty Interactive LLC
3.500% due 01/15/2031	1,500	780
3.750% due 02/15/2030	5,723	3,412
4.000% due 11/15/2029	1,874	1,127
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	859	908
Linear Technology Corp.
3.000% due 05/01/2027	1,900	2,027
Mentor Graphics Corp.
4.000% due 04/01/2031	500	658
MGM Resorts International
4.250% due 04/15/2015 (h)	2,300	2,934
Microchip Technology, Inc.
2.125% due 12/15/2037	1,000	1,572
Micron Technology, Inc.
1.500% due 08/01/2031	2,200	4,075
Molina Healthcare, Inc.
1.125% due 01/15/2020	1,300	1,410
Molycorp, Inc.
3.250% due 06/15/2016	950	665
Mylan, Inc.
3.750% due 09/15/2015	1,300	3,774
Newmont Mining Corp.
1.250% due 07/15/2014	1,000	1,011
Novellus Systems, Inc.
2.625% due 05/15/2041	800	1,270
Omnicare, Inc.
3.750% due 12/15/2025	500	1,065
3.750% due 04/01/2042	800	1,130
Onyx Pharmaceuticals, Inc.
4.000% due 08/15/2016	600	1,925
PHH Corp.
6.000% due 06/15/2017	1,997	4,055
priceline.com, Inc.
1.000% due 03/15/2018	1,000	1,290
Rovi Corp.
2.625% due 02/15/2040	750	758
Salesforce.com, Inc.
0.250% due 04/01/2018	3,000	3,225
Salix Pharmaceuticals Ltd.
1.500% due 03/15/2019	1,600	1,971
SanDisk Corp.
1.500% due 08/15/2017	900	1,195
SBA Communications Corp.
4.000% due 10/01/2014	575	1,532
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	1,000	1,042
Trinity Industries, Inc.
3.875% due 06/01/2036	610	743
United Airlines, Inc.
4.500% due 01/15/2015	800	1,363
VeriSign, Inc.
3.250% due 08/15/2037	1,000	1,570
Vishay Intertechnology, Inc.
2.250% due 06/01/2042	1,200	1,438
Walter Investment Management Corp.
4.500% due 11/01/2019	3,250	3,421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WellPoint, Inc.
2.750% due 10/15/2042	$2,300	$2,940
Wright Medical Group, Inc.
2.000% due 08/15/2017	1,000	1,227
Xilinx, Inc.
2.625% due 06/15/2017	1,500	2,441
XPO Logistics, Inc.
4.500% due 10/01/2017	600	877

		117,564

UTILITIES 1.4%
CenterPoint Energy, Inc.
3.547% due 09/15/2029	55	2,743

Total Convertible Bonds & Notes (Cost $104,710)		122,736

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.1%
Illinois Finance Authority Revenue Notes, Series 2007
9.000% due 03/01/2014 ^	320	109

Total Municipal Bonds & Notes (Cost $320)		109

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Notes
0.125% due 07/31/2014 (i)	900	900
0.250% due 04/30/2014 (i)	215	215
0.250% due 05/31/2014 (i)	435	436
0.250% due 06/30/2014 (i)	2,092	2,095
0.250% due 08/31/2014	100	100
0.500% due 08/15/2014	500	502
1.250% due 02/15/2014	30	30
1.250% due 04/15/2014 (i)	1,947	1,959

Total U.S. Treasury Obligations (Cost $6,234)		6,237

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.229% due 12/25/2033	112	107

Total Asset-Backed Securities (Cost $92)		107

	SHARES
COMMON STOCKS 2.8%

CONSUMER DISCRETIONARY 0.4%
Motors Liquidation Co. GUC Trust (a)	7,041	250
priceline.com, Inc. (a)	499	504

		754

INFORMATION TECHNOLOGY 0.2%
Alliance Data Systems Corp. (a)	795	168
Intel Corp.	10,191	234

		402

MATERIALS 2.2%
AngloGold Ashanti Ltd. SP - ADR	83,966	1,115
Newmont Mining Corp.	92,470	2,598
Walter Energy, Inc.	36,753	516

		4,229

Total Common Stocks (Cost $7,700)		5,385

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Schedule of Investments PIMCO Convertible Fund (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 18.2%

BANKING & FINANCE 7.7%
Bank of America Corp.
7.250% due 12/31/2049 (c)	4,500	$4,860
Health Care REIT, Inc.
6.500% due 12/31/2049 (c)	12,000	691
Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013	20,910	351
Wells Fargo & Co.
7.500% due 12/31/2049 (c)	7,458	8,483
Weyerhaeuser Co.
6.375% due 07/01/2016	13,000	689

		15,074

INDUSTRIALS 5.5%
General Motors Co.
4.750% due 12/01/2013	132,000	6,620
HealthSouth Corp.
6.500% due 12/31/2049 (c)	350	455
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	400,000	0

	SHARES	MARKET VALUE (000S)
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	15,000	$2,055
United Technologies Corp.
7.500% due 08/01/2015	25,000	1,620

		10,750

UTILITIES 5.0%
AES Trust
6.750% due 10/15/2029	53,870	2,715
Dominion Resources, Inc.
6.125% due 04/01/2016	80,000	4,267
PPL Corp.
8.750% due 05/01/2014	50,000	2,687

		9,669

Total Convertible Preferred Securities (Cost $32,644)		35,493

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.0%

REPURCHASE AGREEMENTS (e) 4.0%
		7,869

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 6.9%
Federal Home Loan Bank
0.046% due 12/27/2013	$2,999	$2,999
0.074% due 03/28/2014	10,500	10,499

		13,498

U.S. TREASURY BILLS 1.1%
0.054% due 10/03/2013 - 05/01/2014 (b)(i)(k)	2,203	2,203

Total Short-Term Instruments (Cost $23,567)		23,570

Total Investments in Securities (Cost $176,465)		195,406

Total Investments 100.3% (Cost $176,465)		$195,406

Financial Derivative Instruments (g)(j) 0.4% (Cost or Premiums, net $2,194)		721

Other Assets and Liabilities, net (0.7%)		(1,369)

Net Assets 100.0%		$194,758

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roust Trading Ltd.	10.000%	05/31/2016	06/04/2013	$773	$934	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.110%	09/30/2013	10/01/2013	$5,100	U.S. Treasury Notes 0.625% due 08/31/2017	$(5,207)	$5,100	$5,100
	0.130%	09/30/2013	10/01/2013	1,200	Freddie Mac 1.620% due 11/21/2019	(1,233)	1,200	1,200
SSB	0.000%	09/30/2013	10/01/2013	1,569	Fannie Mae 2.200% due 10/17/2022	(1,601)	1,569	1,569

Total Repurchase Agreements						$(8,041)	$7,869	$7,869

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	(5.000%)	08/09/2013	08/09/2015	$(1,130)	$(1,130)

Total Reverse Repurchase Agreements					$(1,130)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $12,162 at a weighted average interest rate of (0.031%).

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $1,156 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
DEU	$0	$(1,130)	$0	$0	$(1,130)	$1,156	$26
SAL	6,300	0	0	0	6,300	(6,441)	(141)
SSB	1,569	0	0	0	1,569	(1,601)	(32)

Total Borrowings and Other Financing Transactions	$7,869	$(1,130)	$0	$0

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Russell 2000 Index	975.000	10/19/2013	128	$220	$24
Put - CBOE Russell 2000 Index	1,070.000	11/16/2013	88	244	245
Call - CBOE S&P 500 Index	1,700.000	10/19/2013	147	205	186
Call - CBOE S&P 500 Index	1,760.000	10/19/2013	311	250	24

				$919	$479

OPTIONS ON SECURITIES

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE Hewlett-Packard Co.	$23.000	10/19/2013	1,304	$39	$15
Call - CBOE Macy’s, Inc.	50.000	01/18/2014	1,000	50	40

				$89	$55

Total Purchased Options				$1,008	$534

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Russell 2000 Index	1,000.000	11/16/2013	88	$(81)	$(84)

Total Written Options				$(81)	$(84)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2013	254	$(320)	$6	$(132)

Total Futures Contracts				$(320)	$6	$(132)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Schedule of Investments PIMCO Convertible Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$7,400	$92	$29	$0	$(4)
CDX.IG-21 5-Year Index	1.000%	12/20/2018	86,300	794	(89)	0	(44)

				$886	$(60)	$0	$(48)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.600%	07/05/2018	$133,000	$(2,432)	$282	$23	$0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023	58,800	(2,807)	612	9	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	11,200	427	(78)	1	0

					$(4,812)	$816	$33	$0

Total Swap Agreements					$(3,926)	$756	$33	$(48)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $128 and cash of $25 have been pledged as collateral as of September 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(i)	Securities with an aggregate market value of $2,148 and cash of $3,206 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$534	$72	$33	$639	$(84)	$(132)	$(48)	$(264)

(1)	Unsettled variation margin asset of $66 for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013	$		267		AUD	299	$12	$0

CBK	10/2013		EUR	875	$		1,167	0	(17)
	10/2013	$		191		EUR	143	2	0

FBF	10/2013			1,028			784	32	0

GLM	10/2013		BRL	68	$		30	0	(1)
	10/2013	$		31		BRL	68	0	0

HUS	10/2013		BRL	730	$		320	0	(9)
	10/2013		EUR	48			65	0	0
	10/2013	$		327		BRL	730	2	0

JPM	10/2013		EUR	608	$		809	0	(13)
	04/2014		CNY	32,588			5,132	0	(149)
	04/2014	$		5,301		CNY	32,588	0	(20)

MSC	10/2013		BRL	376	$		166	0	(4)
	10/2013	$		168		BRL	376	1	0
	10/2013			815		EUR	604	2	0
	11/2013		EUR	604	$		815	0	(2)
	11/2013	$		164		BRL	376	4	0

UAG	10/2013		BRL	1,174	$		526	0	(4)
	10/2013	$		500		BRL	1,174	31	0

Total Forward Foreign Currency Contracts								$86	$(219)

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	03/03/2014	$	127,000	$494	$87

MYC	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	03/03/2014		237,200	688	162

								$1,182	$249

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MSX	Call - OTC USD versus CNY	CNY	6.325	02/25/2014	$12,000	$35	$11

Total Purchased Options						$1,217	$260

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.250%	03/03/2014	$	127,000	$(318)	$(49)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-20 5-Year Index	Sell	0.950%	11/20/2013	$	100,000	$(182)	$(60)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		40,000	(63)	(58)

							$(245)	$(118)

Total Written Options							$(563)	$(167)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount	Premiums
Balance at 03/31/2013	0	$126,600	$(725)
Sales	88	777,000	(1,910)
Closing Buys	0	(510,000)	1,266
Expirations	0	(63,300)	246
Exercised	0	(63,300)	479

Balance at 09/30/2013	88	$267,000	$(644)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Newmont Mining Corp.	(1.000%	)	06/20/2017	1.894%	$ 5,000	$57	$102	$159	$0

FBF	Hewlett-Packard Co.	(1.000%	)	12/20/2018	1.846%	1,800	61	13	74	0

GST	AK Steel Corp.	(5.000%	)	12/20/2014	6.757%	5,000	388	(293)	95	0

MYC	Hewlett-Packard Co.	(1.000%	)	12/20/2018	1.846%	1,800	63	11	75	0

							$569	$(167)	$402	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Schedule of Investments PIMCO Convertible Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	HCA, Inc.	2.400%	06/20/2014	0.375%	$ 400	$0	$6	$6	$0

GST	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%	900	(14)	110	96	0

						$(14)	$116	$102	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	1-Year BRL-CDI	10.410%	01/02/2015	BRL	4,500	$(8)	$2	$0	$(6)
	Pay	1-Year BRL-CDI	11.320%	01/04/2016		5,000	17	(4)	13	0

GLM	Receive	1-Year BRL-CDI	10.410%	01/02/2015		22,000	(17)	(12)	0	(29)
	Pay	1-Year BRL-CDI	11.320%	01/04/2016		24,100	43	20	63	0

HUS	Pay	1-Year BRL-CDI	10.630%	01/02/2017		33,000	23	(182)	0	(159)

							$58	$(176)	$76	$(194)

Total Swap Agreements							$613	$(227)	$580	$(194)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(k)	Securities with an aggregate market value of $766 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$12	$0	$13	$25	$0	$(118)	$(6)	$(124)	$(99)	$239	$140
BRC	0	0	159	159	0	0	0	0	159	(150)	9
CBK	2	0	6	8	(17)	0	0	(17)	(9)	181	172
DUB	0	0	0	0	0	0	0	0	0	152	152
FBF	32	0	74	106	0	0	0	0	106	0	106
GLM	0	0	63	63	(1)	0	(29)	(30)	33	0	33
GST	0	0	191	191	0	0	0	0	191	(270)	(79)
HUS	2	0	0	2	(9)	0	(159)	(168)	(166)	0	(166)
JPM	0	87	0	87	(182)	(49)	0	(231)	(144)	194	50
MSC	7	0	0	7	(6)	0	0	(6)	1	(87)	(86)
MSX	0	11	0	11	0	0	0	0	11	0	11
MYC	0	162	74	236	0	0	0	0	236	(788)	(552)
UAG	31	0	0	31	(4)	0	0	(4)	27	0	27

Total Over the Counter	$86	$260	$580	$926	$(219)	$(167)	$(194)	$(580)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$534	$0	$0	$534
Futures	0	0	6	0	66	72
Swap Agreements	0	0	0	0	33	33

	$0	$0	$540	$0	$99	$639

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$86	$0	$86
Purchased Options	0	0	0	11	249	260
Swap Agreements	0	504	0	0	76	580

	$0	$504	$0	$97	$325	$926

	$0	$504	$540	$97	$424	$1,565

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$84	$0	$0	$84
Futures	0	0	132	0	0	132
Swap Agreements	0	48	0	0	0	48

	$0	$48	$216	$0	$0	$264

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$219	$0	$219
Written Options	0	118	0	0	49	167
Swap Agreements	0	0	0	0	194	194

	$0	$118	$0	$219	$243	$580

	$0	$166	$216	$219	$243	$844

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(2,451)	$0	$0	$(2,451)
Futures	0	0	3,283	0	(1,934)	1,349
Swap Agreements	0	3,796	0	0	(17,894)	(14,098)

	$0	$3,796	$832	$0	$(19,828)	$(15,200)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,882	$0	$1,882
Purchased Options	0	0	0	(125)	888	763
Written Options	0	951	0	0	247	1,198
Swap Agreements	0	3,728	0	0	495	4,223

	$0	$4,679	$0	$1,757	$1,630	$8,066

	$0	$8,475	$832	$1,757	$(18,198)	$(7,134)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(53)	$0	$0	$(53)
Written Options	0	0	(3)	0	0	(3)
Futures	0	0	(1,538)	0	472	(1,066)
Swap Agreements	0	(1,747)	0	0	489	(1,258)

	$0	$(1,747)	$(1,594)	$0	$961	$(2,380)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(778)	$0	$(778)
Purchased Options	0	0	0	(24)	(933)	(957)
Written Options	0	128	0	0	(31)	97
Swap Agreements	0	(3,883)	0	0	(176)	(4,059)

	$0	$(3,755)	$0	$(802)	$(1,140)	$(5,697)

	$0	$(5,502)	$(1,594)	$(802)	$(179)	$(8,077)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Schedule of Investments PIMCO Convertible Fund (Cont.)

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$835	$0	$835
Industrials	0	0	934	934
Convertible Bonds & Notes
Banking & Finance	0	2,429	0	2,429
Industrials	765	116,799	0	117,564
Utilities	0	2,743	0	2,743
Municipal Bonds & Notes
Illinois	0	109	0	109
U.S. Treasury Obligations	0	6,237	0	6,237
Asset-Backed Securities	0	107	0	107
Common Stocks
Consumer Discretionary	754	0	0	754
Information Technology	402	0	0	402
Materials	4,229	0	0	4,229
Convertible Preferred Securities
Banking & Finance	14,723	351	0	15,074
Industrials	10,750	0	0	10,750
Utilities	9,669	0	0	9,669

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$7,869	$0	$7,869
Short-Term Notes	0	13,498	0	13,498
U.S. Treasury Bills	0	2,203	0	2,203

Total Investments	$41,292	$153,180	$934	$195,406

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	567	0	573
Over the counter	0	830	96	926
	$6	$1,397	$96	$1,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(132)	(132)	0	(264)
Over the counter	0	(580)	0	(580)
	$(132)	$(712)	$0	$(844)

Totals	$41,166	$153,865	$1,030	$196,061

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$743	$0	$29	$0	$162	$0	$0	$934	$162
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0

	$0	$743	$0	$29	$0	$162	$0	$0	$934	$162

Financial Derivative Instruments - Assets
Over the counter	$76	$0	$0	$0	$0	$20	$0	$0	$96	$20

Totals	$76	$743	$0	$29	$0	$182	$0	$0	$1,030	$182

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$934	Other Valuation Techniques (3)	—	—
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	96	Indicative Market Quotation	Broker Quote	10.49

Total	$1,030

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Credit Absolute Return Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.8%

BANK LOAN OBLIGATIONS 7.9%
AABS Ltd.
4.875% due 01/10/2038		$2,492	$2,502
Air Medical Group Holdings, Inc.
6.500% due 05/29/2018		1,241	1,256
Alliance Boots Holdings Ltd.
3.100% due 07/09/2015	EUR	10,600	14,325
3.983% due 07/10/2017	GBP	6,900	11,115
Ancestry.com, Inc.
4.250% due 05/15/2018		$2,250	2,246
5.250% due 12/28/2018		1,836	1,845
Arch Coal, Inc.
5.750% due 05/16/2018		4,870	4,748
Ardent Medical Services, Inc.
6.750% due 07/02/2018		1,985	1,999
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		761	763
Biomet, Inc.
3.679% due 07/25/2017		10,600	10,643
BMC Software Finance, Inc.
5.000% due 09/10/2020		10,000	10,024
Calpine Construction Finance Co. LP
3.000% due 05/03/2020		1,995	1,960
Clear Channel Communications, Inc.
3.829% due 01/29/2016		1,500	1,418
CPG International, Inc.
3.750% due 09/04/2014		3,650	3,632
4.750% due 09/30/2020		10,200	10,155
Crown Castle Operating Co.
3.250% due 01/31/2019		7,182	7,129
Dell, Inc.
3.750% due 09/24/2018		10,000	9,953
6.250% due 11/06/2013		1,442	1,441
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		721	725
Freedom Group, Inc.
5.500% due 04/19/2019		692	693
Gardner Denver, Inc.
4.250% due 07/30/2020		6,000	5,953
Getty Images, Inc.
4.750% due 10/18/2019		898	803
H.J. Heinz Co.
3.500% due 06/05/2020		3,292	3,308
HD Supply, Inc.
4.500% due 10/12/2017		1,980	1,988
IMS Health, Inc.
3.750% due 09/01/2017		568	570
MGM Resorts International, Inc.
3.500% due 12/20/2019		6,699	6,685
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		2,281	2,279
NGPL PipeCo LLC
6.750% due 09/15/2017		3,648	3,272
NXP BV
4.500% due 03/04/2017		444	451
4.750% due 01/11/2020		4,193	4,264
Ocwen Financial Corp.
5.000% due 02/15/2018		3,085	3,128
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018		2,283	2,293
Pinnacle Entertainment, Inc.
3.750% due 08/14/2016		600	603
3.750% due 08/14/2020		2,494	2,500
Playa Resorts Holding BV
4.750% due 08/09/2019		1,200	1,210

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PRA Holdings, Inc.
5.000% due 09/21/2020		$6,100	$6,091
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018		3,694	3,731
Rexnord LLC
4.000% due 08/21/2020		2,000	1,980
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		862	866
Riverbed Technology, Inc.
4.000% due 12/18/2019		776	783
RPI Finance Trust
3.250% due 11/09/2016		294	296
Springleaf Financial Funding Co.
5.500% due 05/10/2017		541	542
Sprouts Farmers Markets Holdings LLC
4.000% due 04/23/2020		512	514
Station Casinos, Inc.
5.000% due 03/01/2020		2,687	2,710
Sun Products Corp.
5.500% due 03/18/2020		6,468	6,279
Univision Communications, Inc.
4.000% due 03/01/2020		2,786	2,765
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		4,469	4,475
3.750% due 12/11/2019		1,975	1,978
Walter Energy, Inc.
6.750% due 04/01/2018		2,732	2,632
Walter Investment Management Corp.
5.750% due 11/28/2017		4,618	4,670
Warner Chilcott Co. LLC
5.500% due 03/15/2018		435	436
WMG Acquisition Corp.
3.750% due 07/01/2020		1,421	1,416

Total Bank Loan Obligations (Cost $177,986)			180,043

CORPORATE BONDS & NOTES 28.2%

BANKING & FINANCE 12.9%
Ally Financial, Inc.
5.500% due 02/15/2017		4,138	4,359
Aviation Loan Trust
2.364% due 12/15/2022		3,626	3,353
Banco do Brasil S.A.
3.875% due 10/10/2022		6,300	5,465
Banque PSA Finance S.A.
2.174% due 04/04/2014		2,200	2,192
3.875% due 01/14/2015	EUR	25,100	34,729
Barclays Bank PLC
7.625% due 11/21/2022		$8,460	8,407
7.750% due 04/10/2023		300	308
10.179% due 06/12/2021		8,150	10,601
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		9,750	9,969
Cantor Fitzgerald LP
6.375% due 06/26/2015		1,000	1,040
CIT Group, Inc.
4.250% due 08/15/2017		1,950	1,994
5.000% due 05/15/2017		6,800	7,183
Credit Suisse AG
6.500% due 08/08/2023		6,850	6,946
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	800	1,139
7.625% due 09/15/2014		200	284
Hockey Merger Sub, Inc.
7.875% due 10/01/2021 (a)		$1,050	1,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$2,400	$2,398
3.625% due 08/12/2015		820	833
Jefferies Finance LLC
7.375% due 04/01/2020		25,200	25,074
Jefferies LoanCore LLC
6.875% due 06/01/2020		2,000	1,970
LBG Capital PLC
7.588% due 05/12/2020	GBP	3,167	5,383
7.869% due 08/25/2020		300	516
9.334% due 02/07/2020		450	804
15.000% due 12/21/2019		7,800	18,278
15.000% due 12/21/2019	EUR	1,900	3,780
Nationstar Mortgage LLC
6.500% due 07/01/2021		$11,995	11,545
Oxford Finance LLC
7.250% due 01/15/2018		1,425	1,464
Piper Jaffray Cos.
4.748% due 11/30/2015		500	505
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	21,150	31,464
RPG Byty s.r.o.
6.750% due 05/01/2020		1,300	1,728
SLM Corp.
8.450% due 06/15/2018		$24,500	27,746
Springleaf Finance Corp.
6.900% due 12/15/2017		34,850	36,593
7.750% due 10/01/2021		800	834
8.250% due 10/01/2023		800	836
UBS AG
7.625% due 08/17/2022		9,350	10,358
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	8,500	13,864

			294,999

INDUSTRIALS 12.7%
Air Canada Pass-Through Trust
5.375% due 11/15/2022		$1,600	1,544
Arch Coal, Inc.
7.250% due 10/01/2020		4,800	3,660
Aviation Capital Group Corp.
4.625% due 01/31/2018		4,200	4,181
6.750% due 04/06/2021		1,500	1,586
7.125% due 10/15/2020		7,850	8,575
Bertin S.A.
10.250% due 10/05/2016		1,150	1,258
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		900	902
Cemex Finance LLC
9.500% due 12/14/2016		1,611	1,718
Cemex S.A.B. de C.V.
7.250% due 01/15/2021 (a)		3,500	3,498
Commercial Vehicle Group, Inc.
7.875% due 04/15/2019		4,900	4,924
Continental Airlines Pass-Through Trust
9.250% due 11/10/2018		134	146
ConvaTec Finance International S.A.
8.250% due 01/15/2019		2,600	2,607
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		1,400	210
CPG Merger Sub LLC
8.000% due 10/01/2021		2,850	2,911
Crown Castle International Corp.
5.250% due 01/15/2023		29,355	27,153
D.R. Horton, Inc.
6.500% due 04/15/2016		5,800	6,351

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denbury Resources, Inc.
4.625% due 07/15/2023		$16,750	$15,410
Eagle Spinco, Inc.
4.625% due 02/15/2021		2,700	2,602
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	2,300	3,586
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$3,500	2,834
Grupo Posadas S.A.B. de C.V.
7.875% due 11/30/2017		1,700	1,760
HD Supply, Inc.
7.500% due 07/15/2020		20,526	21,321
11.000% due 04/15/2020		8,600	10,341
Hiland Partners LP
7.250% due 10/01/2020		3,100	3,247
Hospira, Inc.
5.200% due 08/12/2020		600	612
JBS S.A.
10.500% due 08/04/2016		600	659
Lightstream Resources Ltd.
8.625% due 02/01/2020		4,075	3,973
McClatchy Co.
9.000% due 12/15/2022		9,200	9,752
MCE Finance Ltd.
5.000% due 02/15/2021		3,500	3,369
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		2,200	2,264
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		22,425	23,658
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		5,845	5,933
Mongolian Mining Corp.
8.875% due 03/29/2017		6,425	4,899
Murphy Oil USA, Inc.
6.000% due 08/15/2023		1,650	1,650
OGX Austria GmbH
8.375% due 04/01/2022		1,300	215
8.500% due 06/01/2018		3,050	503
PHH Corp.
6.375% due 08/15/2021		1,666	1,620
9.250% due 03/01/2016		750	881
Regency Energy Partners LP
5.750% due 09/01/2020		4,900	4,931
Rockies Express Pipeline LLC
3.900% due 04/15/2015		1,750	1,750
5.625% due 04/15/2020		6,660	5,661
6.000% due 01/15/2019		6,450	5,708
6.850% due 07/15/2018		9,700	9,191
Schaeffler Finance BV
4.750% due 05/15/2021		9,000	8,775
Sinclair Television Group, Inc.
6.375% due 11/01/2021 (a)		625	627
Tesoro Logistics LP
6.125% due 10/15/2021		7,215	7,287
Toll Brothers Finance Corp.
8.910% due 10/15/2017		5,050	6,035
U.S. Airways Pass-Through Trust
5.375% due 05/15/2023		5,150	4,893
6.750% due 12/03/2022		2,600	2,659
8.000% due 04/01/2021		3,298	3,594
United Airlines, Inc.
6.750% due 09/15/2015		200	207
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		210	200
5.750% due 01/15/2023	EUR	5,000	6,781
USG Corp.
6.300% due 11/15/2016		$3,700	3,931

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.750% due 01/15/2018	$3,035	$3,528
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	4,825	5,211
Walter Energy, Inc.
8.500% due 04/15/2021	500	420
9.875% due 12/15/2020	4,000	3,510
Whiting Petroleum Corp.
5.750% due 03/15/2021	10,750	11,043

		288,255

UTILITIES 2.6%
Ameren Energy Generating Co.
6.300% due 04/01/2020	1,500	1,159
7.950% due 06/01/2032	3,900	2,993
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	6,500	6,646
10.000% due 12/01/2020	3,300	3,494
NGPL PipeCo LLC
7.119% due 12/15/2017	26,310	23,350
Penn Virginia Corp.
8.500% due 05/01/2020	16,850	17,187
Talos Production LLC
9.750% due 02/15/2018	400	404
VimpelCom Holdings BV
5.950% due 02/13/2023	1,900	1,807
Virgin Media Finance PLC
4.875% due 02/15/2022	1,200	1,014
Westmoreland Coal Co.
10.750% due 02/01/2018	1,000	1,080

		59,134

Total Corporate Bonds & Notes (Cost $646,981)		642,388

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Notes
0.125% due 07/31/2014	4,200	4,201
0.250% due 03/31/2014	118	118
0.250% due 04/30/2014 (g)	100,400	100,508
0.250% due 05/31/2014 (g)(i)	36,600	36,641
0.250% due 06/30/2014	13,700	13,716
0.250% due 08/31/2014	15,100	15,119
0.500% due 08/15/2014	56,100	56,292
0.625% due 07/15/2014	10,600	10,644
0.750% due 06/15/2014	7,100	7,133
1.000% due 05/15/2014	10,600	10,661
1.250% due 02/15/2014 (g)	37	37
1.250% due 03/15/2014 (g)	110	111
1.250% due 04/15/2014	1,600	1,610
1.500% due 08/31/2018	35,000	35,245
1.875% due 04/30/2014	1,700	1,718
2.250% due 05/31/2014	20,500	20,794
2.500% due 08/15/2023	62,700	62,098

Total U.S. Treasury Obligations (Cost $375,717)		376,646

MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust
1.329% due 03/25/2035	3,000	2,349
American Home Mortgage Assets Trust
0.389% due 10/25/2046	1,224	776
0.449% due 11/25/2035	1,836	1,490
American Home Mortgage Investment Trust
2.123% due 11/25/2045 ^	136	108

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		$1,019	$846
Banc of America Funding Corp.
7.000% due 10/25/2037 ^		568	349
Banc of America Large Loan Trust
2.482% due 11/15/2015		18,377	18,414
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		1,570	1,392
BCAP LLC Trust
0.389% due 04/25/2037		402	348
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		796	617
2.674% due 10/25/2035		88	88
2.872% due 05/25/2047 ^		1,482	1,208
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	366	454
Chase Mortgage Finance Trust
2.718% due 09/25/2036		$419	350
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		259	264
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036		530	436
Countrywide Alternative Loan Trust
0.349% due 11/25/2036		499	409
0.349% due 06/25/2046		804	634
0.349% due 05/25/2047		618	503
0.369% due 08/25/2046		549	368
0.369% due 09/25/2046 ^		1,604	1,044
0.370% due 09/20/2046		879	595
0.489% due 11/25/2035		369	287
1.479% due 10/25/2035		738	596
1.553% due 08/25/2035		792	684
5.750% due 07/25/2035		400	344
6.000% due 03/25/2036		3,686	2,940
6.000% due 05/25/2036 ^		1,892	1,463
6.000% due 01/25/2037 ^		674	540
6.000% due 05/25/2037 ^		1,617	1,253
Countrywide Home Loan Mortgage Pass-Through Trust
0.529% due 02/25/2035		4,973	3,863
5.164% due 09/25/2037 ^		1,773	1,528
5.500% due 10/25/2035		547	525
5.750% due 07/25/2037		562	537
6.000% due 10/25/2034		43	45
Credit Suisse Mortgage Capital Certificates
5.274% due 07/27/2037		6,175	4,339
6.046% due 12/29/2037		10,286	5,978
CSMC Mortgage-Backed Trust
6.000% due 07/25/2036		554	428
Deutsche ALT-A Securities, Inc.
0.279% due 08/25/2037		2,132	1,463
First Horizon Alternative Mortgage Securities
2.277% due 08/25/2035		441	390
6.000% due 05/25/2036		25	21
6.000% due 07/25/2036 ^		132	113
Fosse Master Issuer PLC
1.619% due 10/18/2054	EUR	2,968	4,017
Holmes Master Issuer PLC
1.568% due 10/15/2054		3,311	4,504
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		$7,544	6,654
Impac Secured Assets Trust
0.329% due 11/25/2036		2,734	1,707
0.349% due 01/25/2037		10,628	7,919
IndyMac Mortgage Loan Trust
0.429% due 02/25/2037		500	239
2.485% due 07/25/2037		786	485
3.065% due 03/25/2037 ^		6,044	5,256

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.712% due 05/25/2037	$586	$409
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036 ^	744	588
JPMorgan Mortgage Trust
2.686% due 10/25/2036	1,431	1,149
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	3,313	3,116
Lehman XS Trust
0.339% due 03/25/2047	2,201	1,472
0.903% due 03/25/2047	263	210
1.079% due 08/25/2047	1,118	749
MASTR Adjustable Rate Mortgages Trust
5.069% due 11/25/2034	880	870
Merrill Lynch Alternative Note Asset Trust
0.289% due 03/25/2037	3,686	1,514
Morgan Stanley Mortgage Loan Trust
2.530% due 11/25/2037	893	683
RALI Series
3.674% due 12/26/2034	1,214	999
Residential Accredit Loans, Inc. Trust
0.369% due 07/25/2036	1,656	1,210
0.529% due 08/25/2035 ^	2,255	1,630
3.079% due 07/25/2035	145	137
3.633% due 09/25/2035 ^	139	106
3.697% due 12/25/2035	884	694
6.000% due 10/25/2034	3,310	3,416
6.500% due 07/25/2037	492	372
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	684	627
TBW Mortgage-Backed Trust
0.379% due 09/25/2036	582	532
WaMu Mortgage Pass-Through Certificates
2.204% due 07/25/2047	237	167
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^	614	547
Wells Fargo Mortgage-Backed Securities Trust
2.729% due 03/25/2036	655	631
6.000% due 07/25/2037	2,573	2,431

Total Mortgage-Backed Securities (Cost $113,469)		115,419

ASSET-BACKED SECURITIES 7.7%
ABFC Trust
0.289% due 01/25/2037	3,384	1,875
Accredited Mortgage Loan Trust
0.309% due 02/25/2037	1,595	1,450
0.650% due 09/25/2035	2,221	1,729
ACE Securities Corp. Home Equity Loan Trust
0.649% due 10/25/2035	2,000	1,485
0.729% due 12/25/2045	1,000	603
0.859% due 09/25/2035	1,300	914
Aegis Asset-Backed Securities Trust
1.179% due 03/25/2035 ^	2,000	1,682
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.619% due 08/25/2034	3,319	3,270
0.659% due 04/25/2035	700	658
0.699% due 05/25/2034	1,778	1,512
0.799% due 05/25/2035	1,000	737
0.839% due 11/25/2034	6,930	5,819
1.229% due 10/25/2033	744	671
Argent Securities Trust
0.449% due 05/25/2036	3,603	1,291
Asset-Backed Funding Certificates Trust
1.229% due 03/25/2034	2,382	1,850
Asset-Backed Securities Corp. Home Equity Loan Trust
0.609% due 11/25/2035	3,557	3,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
0.289% due 02/25/2037		$738	$658
0.329% due 11/25/2036		914	610
0.339% due 08/25/2036		6,980	4,593
0.419% due 06/25/2047		400	314
0.529% due 12/25/2035		1,002	673
0.579% due 09/25/2046		354	282
0.829% due 08/25/2035		700	612
0.859% due 10/25/2035		1,400	813
0.929% due 09/25/2035		2,000	1,835
1.429% due 08/25/2037		139	115
1.979% due 07/25/2034		1,300	1,101
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	778	1,009
Citigroup Mortgage Loan Trust, Inc.
0.579% due 11/25/2046		$2,923	2,081
Countrywide Asset-Backed Certificates
0.319% due 07/25/2037		600	418
0.349% due 05/25/2037		4,191	3,297
0.359% due 06/25/2036		3,017	2,878
0.359% due 09/25/2036		5,141	4,963
0.399% due 09/25/2047		1,500	1,083
0.429% due 04/25/2036		1,135	1,109
0.469% due 06/25/2036		2,550	1,941
0.469% due 08/25/2036		1,300	953
0.619% due 04/25/2036		2,000	1,376
0.649% due 02/25/2036		12,000	9,724
0.849% due 01/25/2035		4,563	4,387
2.579% due 01/25/2034		960	741
5.251% due 12/25/2034		3,442	3,296
5.493% due 10/25/2046		1,393	1,138
Credit-Based Asset Servicing and Securitization LLC
0.329% due 11/25/2036		902	477
First Franklin Mortgage Loan Trust
0.659% due 12/25/2035		5,000	4,357
Fremont Home Loan Trust
0.349% due 02/25/2036		811	597
GSAA Home Equity Trust
0.409% due 03/25/2036		1,044	891
GSAMP Trust
0.299% due 12/25/2036		753	370
0.409% due 12/25/2046		718	375
0.914% due 09/25/2035 ^		6,416	5,306
HSI Asset Securitization Corp. Trust
0.359% due 04/25/2037		700	417
JPMorgan Mortgage Acquisition Trust
0.289% due 02/25/2032		575	543
0.369% due 03/25/2047		1,200	624
0.469% due 05/25/2035		1,000	825
Lehman XS Trust
0.349% due 01/25/2037		3,896	2,895
Merrill Lynch Mortgage Investors Trust
0.249% due 04/25/2047		2,677	1,332
0.289% due 08/25/2037		3,052	1,605
0.339% due 04/25/2037		2,500	1,262
1.109% due 04/25/2036		4,500	3,941
Morgan Stanley ABS Capital, Inc.
0.329% due 10/25/2036		2,850	1,434
0.329% due 12/25/2036		186	95
0.409% due 09/25/2036		1,200	608
0.609% due 09/25/2035		700	583
0.649% due 07/25/2035		1,000	844
0.689% due 07/25/2035		1,116	982
Morgan Stanley Home Equity Loan Trust
0.529% due 04/25/2037		349	195
New Century Home Equity Loan Trust
3.179% due 01/25/2033		250	217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Home Equity Loan, Inc.
0.769% due 09/25/2035		$2,400	$1,700
Option One Mortgage Loan Trust Asset-Backed Certificates
0.319% due 01/25/2037		1,500	767
0.369% due 01/25/2036		1,442	1,331
Ownit Mortgage Loan Trust
1.109% due 03/25/2036		1,500	1,425
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.649% due 09/25/2035		4,100	3,350
RAAC Series
0.519% due 08/25/2036		1,000	835
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037		2,174	1,209
Residential Asset Mortgage Products Trust
0.369% due 02/25/2036		6,855	6,400
Residential Asset Securities Corp. Trust
0.329% due 08/25/2036		2,015	1,818
0.339% due 06/25/2036		764	710
0.349% due 11/25/2036		1,000	777
0.429% due 08/25/2036		1,024	700
0.429% due 04/25/2037		2,800	2,368
0.579% due 12/25/2035		2,400	2,096
Securitized Asset-Backed Receivables LLC Trust
0.429% due 03/25/2036		2,000	1,105
SG Mortgage Securities Trust
0.359% due 02/25/2036		1,930	1,087
Soundview Home Loan Trust
0.359% due 05/25/2036		2,939	2,704
0.379% due 01/25/2037		6,900	4,329
0.419% due 07/25/2036		2,900	1,340
Specialty Underwriting & Residential Finance Trust
0.569% due 12/25/2036		1,400	1,063
1.004% due 05/25/2035		3,694	3,376
Springleaf Funding Trust
3.920% due 01/16/2023		9,500	9,370
Structured Asset Investment Loan Trust
0.329% due 09/25/2036		478	329
0.339% due 05/25/2036		778	561
0.899% due 05/25/2035		2,500	2,071
1.154% due 01/25/2035		2,639	664
1.304% due 01/25/2035		1,024	107
1.559% due 04/25/2033		641	556
1.754% due 01/25/2035		1,102	57
1.904% due 01/25/2035		1,412	25
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.519% due 02/25/2036		1,000	800
0.629% due 11/25/2035		5,200	4,309
0.679% due 11/25/2037		2,600	1,704
Truman Capital Mortgage Loan Trust
0.439% due 03/25/2036		1,721	1,580
Wells Fargo Home Equity Asset-Backed Securities Trust
0.639% due 12/25/2035		2,700	2,226

Total Asset-Backed Securities (Cost $174,566)			176,317

SOVEREIGN ISSUES 2.5%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		7,900	7,943
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018	EUR	20,000	27,372
Junta de Castilla y Leon
6.505% due 03/01/2019		200	303

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spain Government International Bond
3.750% due 10/31/2018	$5,300	$7,370
4.100% due 07/30/2018	7,800	11,142
Xunta de Galicia
5.763% due 04/03/2017	1,500	2,180

Total Sovereign Issues (Cost $54,761)		56,310

	SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2013 (c)	3,350	3,201

Total Preferred Securities (Cost $3,291)		3,201

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.8%

COMMERCIAL PAPER 0.0%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	$800	799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (d) 2.6%
		$58,200

U.S. TREASURY BILLS 2.2%
0.119% due 01/02/2014 - 08/21/2014 (b)(e)(g)(i)	49,771	49,744

Total Short-Term Instruments (Cost $108,721)		108,743

Total Investments in Securities (Cost $1,655,492)		1,659,067

	SHARES
INVESTMENTS IN AFFILIATES 27.2%

SHORT-TERM INSTRUMENTS 27.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.2%
PIMCO Short-Term Floating NAV Portfolio	60,687,677	607,301

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio III	$1,387,338	$13,868

Total Short-Term Instruments (Cost $621,120)		621,169

Total Investments in Affiliates (Cost $621,120)		621,169

Total Investments 100.0% (Cost $2,276,612)		$2,280,236

Financial Derivative Instruments (f)(h) (0.6%) (Cost or Premiums, net $(6,589))		(13,812)

Other Assets and Liabilities, net 0.6%		14,618

Net Assets 100.0%		$2,281,042

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$1,700	U.S. Treasury Notes 0.250% due 09/30/2015	$(1,735)	$1,700	$1,700
MSC	0.050%	09/09/2013	10/01/2013	56,500	Ginnie Mae 4.500% - 6.000% due 05/15/2040 - 09/20/2041	(58,808)	56,500	56,502

Total Repurchase Agreements						$(60,543)	$58,200	$58,202

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $9,164 at a weighted average interest rate of (0.238%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

(e)	Securities with an aggregate market value of $361 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$1,700	$0	$0	$0	$1,700	$(1,735)	$(35)
MSC	56,502	0	0	0	56,502	(58,447)	(1,945)

Total Borrowings and Other Financing Transactions	$58,202	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Long	03/2015	684	$16	$18	$(1)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	2	(1)	0	0
90-Day Eurodollar September Futures	Long	09/2014	224	44	3	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	899	22	0	(53)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	6	20	5	0
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	899	246	38	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	90	40	6	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	269	559	13	0

Total Futures Contracts				$946	$83	$(54)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$	180,100	$(10,659)	$(2,081)	$79	$0
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	EUR	40,000	(361)	(655)	100	0

						$(11,020)	$(2,736)	$179	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	0.950%	05/01/2018	$	3,200	$(54)	$(60)	$2	$0
Pay	3-Month USD-LIBOR	2.000%	12/18/2018		45,100	709	781	22	0
Pay	3-Month USD-LIBOR	2.650%	07/31/2023		4,700	(19)	(4)	3	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	600	(12)	(12)	2	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		7,900	(77)	(130)	35	0
Pay	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	3,000	15	32	7	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024		47,100	(163)	(797)	0	(241)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	2,270,000	(325)	(480)	0	(24)

						$74	$(670)	$71	$(265)

Total Swap Agreements						$(10,946)	$(3,406)	$250	$(265)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $8,884 and cash of $2,283 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$83	$250	$333	$0	$(54)	$(265)	$(319)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	61,495	$		82,232	$0	$(962)
	10/2013	$		1,801		RUB	58,651	7	0

BRC	10/2013		EUR	14,362	$		19,043	0	(387)
	11/2013	$		2,050		EUR	1,521	8	0

CBK	10/2013		EUR	11,115	$		14,839	0	(198)
	10/2013	$		5,679		EUR	4,299	137	0
	12/2013		GBP	291	$		464	0	(6)

DUB	10/2013		AUD	475			423	0	(20)
	10/2013		EUR	2,901			3,831	0	(93)
	10/2013		JPY	25,900			269	6	0

FBF	10/2013		EUR	10,480			13,846	0	(332)
	11/2013	$		2,396		BRL	5,564	95	0

GLM	10/2013		JPY	21,400	$		215	0	(3)
	12/2013	$		8,864		GBP	5,538	97	0

HUS	10/2013		EUR	23,615	$		31,461	4	(490)
	10/2013	$		2,170		EUR	1,603	0	(1)
	11/2013		AUD	251	$		234	0	0
	11/2013			$2		NOK	10	0	0
	12/2013			11,420		GBP	7,109	83	0

JPM	10/2013		EUR	637	$		848	0	(14)
	10/2013		JPY	23,700			239	0	(2)
	10/2013		RUB	57,755			1,770	0	(11)
	10/2013		ZAR	7,063			705	2	0
	12/2013	$		2,766		MXN	36,676	18	0

MSC	10/2013		BRL	4,468	$		1,970	0	(46)
	10/2013	$		1,850		BRL	4,468	165	0
	11/2013			1,956			4,468	44	0

RYL	11/2013			1,884		EUR	1,391	0	(1)
	12/2013		GBP	42,595	$		66,531	0	(2,390)

UAG	10/2013	$		160,071		EUR	118,703	516	0
	11/2013		EUR	118,703	$		160,084	0	(516)

Total Forward Foreign Currency Contracts								$1,182	$(5,472)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,900	$150	$274

Total Purchased Options								$150	$274

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,800	$(13)	$(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,800	(15)	(8)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,900	(4)	(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,900	(4)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	8,200	(45)	(61)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	4,000	(7)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,000	(8)	(5)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		99,600	(89)	(27)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		99,600	(191)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	8,000	(150)	(279)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	11,500	(67)	(86)

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	2,100	$(4)	$(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,100	(4)	(3)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	30,400	(165)	(15)

MYC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	2,000	(15)	(15)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	7,200	(14)	(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,200	(14)	(9)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		5,600	(6)	(1)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		5,600	(9)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	2,000	(15)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$	27,100	(176)	(127)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		27,100	(258)	(128)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		28,300	(159)	(14)

								$(1,432)	$(833)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	41,100	$(37)	$(29)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		41,100	(96)	(38)

							$(133)	$(67)

Total Written Options							$(1,565)	$(900)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at 03/31/2013	14	$89,800	EUR	70,000	GBP	0	$(665)
Sales	0	279,400		210,400		23,700	(1,767)
Closing Buys	(7)	(62,700)		(4,500)		0	255
Expirations	0	(69,500)		(21,500)		0	511
Exercised	(7)	(33,900)		0		0	101

Balance at 09/30/2013	0	$203,100	EUR	254,400	GBP	23,700	$(1,565)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Carnival Corp.	(1.000%	)	09/20/2017	0.635%	$	1,100	$11	$(27)	$0	$(16)
	Credit Agricole S.A.	(3.000%	)	03/20/2018	1.348%	EUR	700	(53)	(16)	0	(69)
	Motorola Solutions, Inc.	(1.000%	)	12/20/2016	0.492%	$	1,350	1	(23)	0	(22)
	Wyndham Worldwide Corp.	(1.000%	)	12/20/2016	0.436%		1,000	44	(62)	0	(18)

BPS	Arrow Electronics, Inc.	(1.000%	)	03/20/2018	0.905%		1,200	25	(30)	0	(5)
	Kohl’s Corp.	(1.000%	)	09/20/2018	1.415%		19,900	462	(74)	388	0
	Macy’s Retail Holdings, Inc.	(1.000%	)	03/20/2018	0.863%		1,600	9	(19)	0	(10)
	Motorola Solutions, Inc.	(1.000%	)	03/20/2018	0.761%		3,900	0	(42)	0	(42)
	Quest Diagnostics, Inc.	(1.000%	)	03/20/2018	0.705%		1,200	18	(34)	0	(16)
	Staples, Inc.	(1.000%	)	09/20/2018	1.950%		1,900	49	35	84	0

BRC	Darden Restaurants, Inc.	(1.000%	)	03/20/2018	1.641%		1,900	99	(47)	52	0
	Lockheed Martin Corp.	(1.000%	)	03/20/2018	0.315%		4,200	(65)	(63)	0	(128)
	Nordstrom, Inc.	(1.000%	)	03/20/2018	0.585%		3,000	(31)	(25)	0	(56)
	Northrop Grumman Systems Corp.	(1.000%	)	03/20/2018	0.294%		1,600	(45)	(5)	0	(50)
	Omnicom Group, Inc.	(1.000%	)	03/20/2018	0.353%		1,300	(29)	(8)	0	(37)
	Royal Caribbean Cruises Ltd.	(5.000%	)	03/20/2018	1.977%		2,600	(285)	(53)	0	(338)
	Verizon Communications, Inc.	(1.000%	)	03/20/2018	0.560%		5,300	(133)	29	0	(104)

DUB	Australia & New Zealand Banking Group Ltd.	(1.000%	)	09/20/2017	0.836%		900	13	(19)	0	(6)
	DIRECTV Holdings LLC	(1.000%	)	09/20/2017	1.107%		800	17	(14)	3	0
	E.I. du Pont de Nemours & Co.	(1.000%	)	03/20/2018	0.498%		5,600	(165)	40	0	(125)
	National Australia Bank Ltd.	(1.000%	)	09/20/2017	0.828%		900	13	(19)	0	(6)
	News America, Inc.	(1.000%	)	06/20/2017	0.336%		225	(2)	(4)	0	(6)
	Northrop Grumman Systems Corp.	(1.000%	)	12/20/2016	0.179%		1,000	(8)	(19)	0	(27)
	Northrop Grumman Systems Corp.	(1.000%	)	03/20/2018	0.294%		1,700	(49)	(5)	0	(54)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	53

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Raytheon Co.	(1.000%	)	03/20/2018	0.281%	$	5,200	$(151)	$(15)	$0	$(166)
	Westpac Banking Corp.	(1.000%	)	09/20/2017	0.840%		900	13	(19)	0	(6)

FBF	Carnival Corp.	(1.000%	)	09/20/2017	0.635%		600	5	(14)	0	(9)
	CenturyLink, Inc.	(1.000%	)	03/20/2018	2.319%		2,600	165	(22)	143	0
	Daimler Finance North America LLC	(1.000%	)	12/20/2016	0.375%	EUR	2,000	89	(145)	0	(56)
	DIRECTV Holdings LLC	(1.000%	)	09/20/2017	1.107%	$	825	20	(17)	3	0
	Erste Group Bank AG	(1.000%	)	09/20/2016	0.874%	EUR	1,500	144	(152)	0	(8)
	Kroger Co.	(1.000%	)	03/20/2018	0.522%	$	1,600	(26)	(8)	0	(34)
	New York Times Co.	(1.000%	)	03/20/2018	1.656%		2,000	177	(121)	56	0
	News America, Inc.	(1.000%	)	03/20/2018	0.443%		3,500	(88)	1	0	(87)
	Nordstrom, Inc.	(1.000%	)	09/20/2017	0.482%		1,750	18	(54)	0	(36)
	Quest Diagnostics, Inc.	(1.000%	)	12/20/2017	0.638%		1,400	(15)	(7)	0	(22)
	Quest Diagnostics, Inc.	(1.000%	)	03/20/2018	0.705%		1,200	13	(29)	0	(16)
	Safeway, Inc.	(1.000%	)	03/20/2018	1.866%		3,800	142	(2)	140	0
	Staples, Inc.	(1.000%	)	09/20/2018	1.950%		3,700	96	68	164	0

GST	AutoZone, Inc.	(1.000%	)	12/20/2016	0.302%		2,000	(30)	(15)	0	(45)
	Commerzbank AG	(1.000%	)	12/20/2016	0.986%	EUR	950	93	(94)	0	(1)
	Credit Agricole S.A.	(1.000%	)	12/20/2016	0.944%		950	95	(98)	0	(3)
	Lockheed Martin Corp.	(1.000%	)	12/20/2016	0.189%	$	1,000	(15)	(12)	0	(27)
	Macy’s Retail Holdings, Inc.	(1.000%	)	09/20/2018	1.030%		10,700	(20)	32	12	0
	New York Times Co.	(1.000%	)	12/20/2016	1.034%		650	65	(64)	1	0
	Societe Generale S.A.	(3.000%	)	06/20/2018	1.359%	EUR	5,400	(501)	(49)	0	(550)
	Staples, Inc.	(1.000%	)	03/20/2018	1.643%	$	3,900	272	(165)	107	0
	Texas Instruments, Inc.	(1.000%	)	09/20/2017	0.327%		1,300	(38)	3	0	(35)

JPM	Carnival Corp.	(1.000%	)	03/20/2018	0.759%		3,500	(38)	0	0	(38)
	DIRECTV Holdings LLC	(1.000%	)	12/20/2018	1.522%		7,000	185	(7)	178	0

MYC	Arrow Electronics, Inc.	(1.000%	)	03/20/2017	0.640%		1,390	27	(44)	0	(17)
	Macy’s Retail Holdings, Inc.	(1.000%	)	12/20/2016	0.520%		1,000	12	(27)	0	(15)
	Macy’s Retail Holdings, Inc.	(1.000%	)	09/20/2018	1.030%		9,000	(17)	27	10	0
	New York Times Co.	(1.000%	)	03/20/2018	1.656%		1,300	95	(59)	36	0
	Royal Caribbean Cruises Ltd.	(5.000%	)	03/20/2018	1.977%		800	(95)	(9)	0	(104)

SOG	Safeway Ltd.	(1.000%	)	03/20/2018	0.751%	EUR	2,000	(47)	17	0	(30)

UAG	COX Communications, Inc.	(1.000%	)	12/20/2016	0.644%	$	1,300	(19)	4	0	(15)
	DIRECTV Holdings LLC	(1.000%	)	09/20/2017	1.107%		1,050	22	(18)	4	0
	News America, Inc.	(1.000%	)	06/20/2017	0.336%		1,525	(13)	(25)	0	(38)

								$531	$(1,643)	$1,381	$(2,493)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.672%	$	4,000	$7	$7	$14	$0
	D.R. Horton, Inc.	1.000%	09/20/2018	2.012%		11,700	(742)	193	0	(549)
	KB Home	5.000%	09/20/2018	3.428%		10,000	501	222	723	0

BPS	Lafarge S.A.	1.000%	12/20/2020	3.249%	EUR	5,000	(883)	(44)	0	(927)

BRC	Italy Government International Bond	1.000%	12/20/2018	2.634%	$	5,300	(392)	(13)	0	(405)
	KB Home	5.000%	06/20/2018	3.263%		1,800	137	1	138	0
	KB Home	5.000%	09/20/2018	3.428%		6,000	345	89	434	0
	Lafarge S.A.	1.000%	12/20/2020	3.249%	EUR	18,000	(3,157)	(180)	0	(3,337)
	Peugeot S.A.	1.000%	09/20/2016	3.616%		350	(67)	33	0	(34)

BRC	Spain Government International Bond	1.000%	12/20/2018	2.241%	$	2,500	(147)	1	0	(146)

CBK	KB Home	5.000%	09/20/2018	3.428%		8,200	450	142	592	0

DUB	D.R. Horton, Inc.	1.000%	09/20/2018	2.012%		5,200	(317)	73	0	(244)
	KB Home	5.000%	06/20/2018	3.263%		1,700	133	(3)	130	0
	Sony Corp.	1.000%	03/20/2018	1.306%	JPY	10,000	(15)	14	0	(1)

FBF	Forest Oil Corp.	5.000%	03/20/2018	4.364%	$	1,600	(64)	107	43	0
	MGM Resorts International	5.000%	09/20/2018	3.076%		3,050	200	73	273	0

GST	Forest Oil Corp.	5.000%	03/20/2017	3.493%		700	(25)	61	36	0
	Forest Oil Corp.	5.000%	03/20/2018	4.364%		6,800	(161)	343	182	0
	Forest Oil Corp.	5.000%	06/20/2018	4.563%		1,000	(31)	51	20	0
	Italy Government International Bond	1.000%	12/20/2018	2.634%		4,000	(261)	(45)	0	(306)
	MGM Resorts International	5.000%	12/20/2017	2.374%		1,400	(84)	233	149	0

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	MGM Resorts International	5.000%	09/20/2018	3.076%	$	1,850	$117	$49	$166	$0
	Spain Government International Bond	1.000%	12/20/2018	2.241%		1,100	(62)	(3)	0	(65)
	USG Corp.	5.000%	09/20/2018	3.196%		1,800	126	24	150	0

HUS	Fiat Finance & Trade S.A.	5.000%	12/20/2013	0.906%	EUR	250	(17)	21	4	0

JPM	Sony Corp.	1.000%	12/20/2017	1.215%	JPY	20,000	(30)	28	0	(2)
	Sony Corp.	1.000%	03/20/2018	1.306%		20,000	(27)	25	0	(2)

MYC	Italy Government International Bond	1.000%	12/20/2018	2.634%	$	1,800	(117)	(20)	0	(137)
	KB Home	5.000%	09/20/2018	3.428%		4,200	206	97	303	0
	Lafarge S.A.	1.000%	12/20/2020	3.249%	EUR	3,800	(667)	(37)	0	(704)
	Spain Government International Bond	1.000%	12/20/2018	2.241%	$	4,700	(277)	0	0	(277)

UAG	D.R. Horton, Inc.	1.000%	09/20/2018	2.012%		4,900	(292)	62	0	(230)
	KB Home	5.000%	09/20/2018	3.428%		5,600	304	101	405	0

							$(5,309)	$1,705	$3,762	$(7,366)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.910%	01/02/2017	BRL	23,600	$31	$(522)	$0	$(491)
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MXN	16,300	26	3	29	0

BRC	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	15,900	41	(118)	0	(77)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	41,900	(23)	122	99	0

DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	24,000	(30)	(643)	0	(673)
	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	1,800	31	82	113	0
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023	MXN	12,200	(16)	(87)	0	(103)

FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	50,400	(2)	(1,288)	0	(1,290)

GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017		10,100	(1)	(274)	0	(275)
	Pay	1-Year BRL-CDI	8.720%	01/02/2017		26,700	(102)	(514)	0	(616)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		96,500	0	249	249	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	3,400	0	8	8	0

HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	200	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	75,600	57	123	180	0
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		35,900	(54)	(251)	0	(305)

JPM	Pay	28-Day MXN-TIIE	5.750%	06/11/2018		418,000	(52)	805	753	0

MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	24,000	2	55	57	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		5,500	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		100	0	0	0	(0)
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		211,500	(298)	(1,498)	0	(1,796)

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	1,800	(5)	(47)	0	(52)

							$(396)	$(3,798)	$1,489	$(5,683)

Total Swap Agreements							$(5,174)	$(3,736)	$6,632	$(15,542)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	55

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $13,118 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$7	$0	$766	$773	$(962)	$(82)	$(1,165)	$(2,209)	$(1,436)	$1,341	$(95)
BPS	0	0	472	472	0	0	(1,000)	(1,000)	(528)	(360)	(888)
BRC	8	0	723	731	(387)	(65)	(4,712)	(5,164)	(4,433)	3,743	(690)
CBK	137	0	592	729	(204)	0	0	(204)	525	(709)	(184)
DUB	6	274	246	526	(113)	(415)	(1,417)	(1,945)	(1,419)	1,514	95
FBF	95	0	822	917	(332)	0	(1,558)	(1,890)	(973)	1,036	63
GLM	97	0	257	354	(3)	(5)	(891)	(899)	(545)	406	(139)
GST	0	0	823	823	0	0	(1,032)	(1,032)	(209)	(270)	(479)
HUS	87	0	184	271	(491)	0	(310)	(801)	(530)	566	36
JPM	20	0	931	951	(27)	(15)	(42)	(84)	867	(930)	(63)
MSC	209	0	0	209	(46)	0	0	(46)	163	0	163
MYC	0	0	407	407	0	(15)	(3,050)	(3,065)	(2,658)	2,128	(530)
RYL	0	0	0	0	(2,391)	(289)	0	(2,680)	(2,680)	2,385	(295)
SOG	0	0	0	0	0	0	(30)	(30)	(30)	0	(30)
UAG	516	0	409	925	(516)	(14)	(335)	(865)	60	0	60

Total Over the Counter	$1,182	$274	$6,632	$8,088	$(5,472)	$(900)	$(15,542)	$(21,914)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$83	$83
Swap Agreements	0	179	0	0	71	250

	$0	$179	$0	$0	$154	$333

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,182	$0	$1,182
Purchased Options	0	0	0	0	274	274
Swap Agreements	0	5,143	0	0	1,489	6,632

	$0	$5,143	$0	$1,182	$1,763	$8,088

	$0	$5,322	$0	$1,182	$1,917	$8,421

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54	$54
Swap Agreements	0	0	0	0	265	265

	$0	$0	$0	$0	$319	$319

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,472	$0	$5,472
Written Options	0	67	0	0	833	900
Swap Agreements	0	9,859	0	0	5,683	15,542

	$0	$9,926	$0	$5,472	$6,516	$21,914

	$0	$9,926	$0	$5,472	$6,835	$22,233

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	(509)	(509)
Swap Agreements	0	(5,809)	0	0	(1,196)	(7,005)

	$0	$(5,809)	$0	$0	$(1,702)	$(7,511)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,890)	$0	$(3,890)
Purchased Options	0	(76)	0	0	0	(76)
Written Options	0	75	0	10	367	452
Swap Agreements	0	1,466	0	0	(2,058)	(592)

	$0	$1,465	$0	$(3,880)	$(1,691)	$(4,106)

	$0	$(4,344)	$0	$(3,880)	$(3,393)	$(11,617)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	946	946
Swap Agreements	0	(1,110)	0	0	(598)	(1,708)

	$0	$(1,110)	$0	$0	$347	$(763)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,715)	$0	$(5,715)
Purchased Options	0	72	0	0	108	180
Written Options	0	(2)	0	(14)	398	382
Swap Agreements	0	(595)	0	0	(3,901)	(4,496)

	$0	$(525)	$0	$(5,729)	$(3,395)	$(9,649)

	$0	$(1,635)	$0	$(5,729)	$(3,048)	$(10,412)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$171,098	$8,945	$180,043
Corporate Bonds & Notes
Banking & Finance	0	291,646	3,353	294,999
Industrials	0	275,419	12,836	288,255
Utilities	0	59,134	0	59,134
U.S. Treasury Obligations	0	376,646	0	376,646
Mortgage-Backed Securities	0	115,419	0	115,419
Asset-Backed Securities	0	166,947	9,370	176,317
Sovereign Issues	0	56,310	0	56,310
Preferred Securities
Banking & Finance	0	3,201	0	3,201
Short-Term Instruments
Commercial Paper	0	799	0	799
Repurchase Agreements	0	58,200	0	58,200
U.S. Treasury Bills	0	49,744	0	49,744
	$0	$1,624,563	$34,504	$1,659,067

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$621,169	$0	$0	$621,169

Total Investments	$621,169	$1,624,563	$34,504	$2,280,236

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	83	250	0	333
Over the counter	0	8,088	0	8,088
	$83	$8,338	$0	$8,421

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(54)	(265)	0	(319)
Over the counter	0	(21,914)	0	(21,914)
	$(54)	$(22,179)	$0	$(22,233)

Totals	$621,198	$1,610,722	$34,504	$2,266,424

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	57

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$8,788	$2,530	$(4,759)	$0	$(5)	$(103)	$4,493	$(1,999)	$8,945	$(31)
Corporate Bonds & Notes
Banking & Finance	4,017	0	(159)	11	11	(22)	0	(505)	3,353	(26)
Industrials	4,622	24,188	(14,749)	(23)	(884)	(318)	0	0	12,836	(384)
Asset-Backed Securities	0	9,304	0	5	0	61	0	0	9,370	61

Totals	$17,427	$36,022	$(19,667)	$(7)	$(878)	$(382)	$4,493	$(2,504)	$34,504	$(380)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$2,502	Benchmark Pricing	Base Price	100.50
	6,443	Third Party Vendor	Broker Quote	100.25-101.25
Corporate Bonds & Notes
Banking & Finance	3,353	Benchmark Pricing	Base Price	92.53
Industrials	12,836	Third Party Vendor	Broker Quote	95.00-109.50
Asset-Backed Securities	9,370	Benchmark Pricing	Base Price	98.50

Total	$34,504

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Diversified Income Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.0%

BANK LOAN OBLIGATIONS 4.8%
AES Corp.
3.750% due 05/27/2018		$2,287	$2,302
Albertson’s LLC
4.250% due 03/21/2016		5,283	5,307
Alliance Boots Holdings Ltd.
3.983% due 07/10/2017	GBP	11,500	18,524
Biomet, Inc.
3.679% - 4.001% due 07/25/2017		$10,197	10,221
CCM Merger, Inc.
5.000% due 03/01/2017		1,651	1,666
CommScope, Inc.
3.750% due 01/14/2018		2,947	2,954
Community Health Systems, Inc.
2.429% due 07/25/2014		186	186
CSC Holdings, Inc.
2.679% due 04/17/2020		16,459	16,299
DaVita, Inc.
2.680% due 11/01/2017		3,754	3,758
4.000% due 11/01/2019		6,025	6,059
4.500% due 10/20/2016		98	98
Dell, Inc.
4.500% due 03/24/2020		31,600	31,129
5.000% - 6.250% due 11/06/2013		91,100	91,030
Endo Health Solutions, Inc.
4.000% due 06/17/2018		87	87
First Data Corp.
4.180% due 09/24/2018		6,500	6,465
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		7,855	7,897
H.J. Heinz Co.
3.500% due 06/05/2020		22,444	22,558
HCA, Inc.
2.679% due 05/02/2016		6,555	6,562
Hertz Corp.
3.000% due 03/11/2018		3,395	3,384
Hilton Worldwide Finance LLC
4.000% due 09/23/2020		3,411	3,411
IASIS Healthcare LLC
4.500% due 05/03/2018		2,925	2,947
Intelsat Jackson Holdings S.A.
4.250% due 04/02/2018		7,940	7,973
Novelis, Inc.
3.750% due 03/10/2017		2,918	2,926
NRG Energy, Inc.
2.750% due 07/01/2018		3,000	2,985
Pinnacle Entertainment, Inc.
3.750% due 08/14/2016		858	862
3.750% due 08/14/2020		1,546	1,550
Quintiles Transnational Corp.
4.000% due 06/08/2018		4,847	4,853
Realogy Corp.
4.500% due 03/05/2020		3,483	3,512
Springleaf Financial Funding Co.
4.750% due 09/30/2019		14,100	14,144
5.500% due 05/10/2017		2,787	2,794
Station Casinos, Inc.
5.000% due 03/01/2020		13,532	13,651
SunGard Data Systems, Inc.
1.929% due 02/28/2014		160	160
Terex Corp.
4.500% due 04/28/2017		1,507	1,524
Texas Competitive Electric Holdings Co. LLC
4.682% - 4.766% due 10/10/2017		181	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TWCC Holding Corp.
3.500% due 02/13/2017		$1,951	$1,958
UPC Financing Partnership
3.880% due 03/31/2021	EUR	5,374	7,294
Warner Chilcott Co. LLC
4.250% - 5.500% due 03/15/2018		$4,052	4,060

Total Bank Loan Obligations (Cost $310,415)			313,213

CORPORATE BONDS & NOTES 62.9%

BANKING & FINANCE 25.3%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		9,200	9,272
AIG SunAmerica Global Financing
6.900% due 03/15/2032		220	270
Ally Financial, Inc.
3.465% due 02/11/2014		16,000	16,141
3.652% due 06/20/2014		16,825	17,078
4.625% due 06/26/2015		2,600	2,691
5.500% due 02/15/2017		15,000	15,805
6.250% due 12/01/2017		9,500	10,196
7.500% due 09/15/2020		400	451
8.000% due 03/15/2020		1,100	1,271
American Express Co.
7.000% due 03/19/2018		700	844
7.250% due 05/20/2014		1,700	1,772
American International Group, Inc.
5.050% due 10/01/2015		3,600	3,878
5.450% due 05/18/2017		1,000	1,120
5.600% due 10/18/2016		6,500	7,270
5.850% due 01/16/2018		14,625	16,665
6.250% due 05/01/2036		18,900	21,730
8.175% due 05/15/2068		2,400	2,821
8.250% due 08/15/2018		12,400	15,496
Aviation Loan Trust
2.364% due 12/15/2022		3,053	2,824
Banco Bradesco S.A.
2.363% due 05/16/2014		12,900	12,968
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,500	3,553
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,934
Banco do Brasil S.A.
3.875% due 10/10/2022		1,900	1,648
4.500% due 01/22/2015		4,900	5,096
4.500% due 01/20/2016	EUR	9,700	13,684
6.000% due 01/22/2020		$6,600	7,029
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		3,500	3,649
Banco Santander Brasil S.A.
2.352% due 03/18/2014		6,100	6,094
4.250% due 01/14/2016		6,800	6,987
4.500% due 04/06/2015		500	514
4.625% due 02/13/2017		25,100	25,978
Banco Santander Chile
3.750% due 09/22/2015		8,100	8,433
3.875% due 09/20/2022		11,380	10,582
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		15,160	13,947
Banco Votorantim S.A.
5.250% due 02/11/2016		17,700	18,319
Bangkok Bank PCL
2.750% due 03/27/2018		1,800	1,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of America Corp.
0.898% due 05/23/2017	EUR	300	$388
4.750% due 08/01/2015		$1,400	1,489
5.000% due 05/13/2021		2,900	3,121
5.650% due 05/01/2018		700	791
5.750% due 12/01/2017		200	226
6.000% due 09/01/2017		4,915	5,572
7.625% due 06/01/2019		420	516
Bank of America N.A.
6.000% due 06/15/2016		800	877
Bank of Baroda
5.000% due 08/24/2016		1,000	1,027
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	600	990
Barclays Bank PLC
1.308% due 01/13/2014		$1,300	1,304
5.000% due 09/22/2016		2,400	2,651
5.125% due 01/08/2020		700	783
6.750% due 05/22/2019		6,100	7,299
10.000% due 05/21/2021	GBP	16,600	35,043
10.179% due 06/12/2021		$7,280	9,469
14.000% due 06/15/2019 (e)	GBP	5,400	11,757
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$2,000	1,960
BBVA Bancomer S.A.
4.500% due 03/10/2016		21,900	22,995
6.500% due 03/10/2021		1,400	1,463
7.250% due 04/22/2020		2,500	2,671
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,635
7.250% due 02/01/2018		9,500	11,392
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	501
BM&FBovespa S.A.
5.500% due 07/16/2020		1,500	1,553
BNP Paribas S.A.
5.186% due 06/29/2015 (e)(h)		400	406
7.195% due 06/25/2037 (e)		9,000	9,079
BPCE S.A.
2.015% due 02/07/2014		7,000	7,042
12.500% due 09/30/2019 (e)	EUR	4,869	8,333
Caixa Economica Federal
2.375% due 11/06/2017		$3,100	2,906
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		13,100	13,395
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,500	2,620
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		460	473
CBA Capital Trust
6.024% due 03/15/2016 (e)		4,400	4,628
CIT Group, Inc.
4.250% due 08/15/2017		27,300	27,914
Citigroup, Inc.
0.869% due 05/31/2017	EUR	5,600	7,281
5.500% due 10/15/2014		$1,333	1,397
6.000% due 08/15/2017		300	343
6.125% due 11/21/2017		2,295	2,642
Corp. Andina de Fomento
8.125% due 06/04/2019		2,290	2,809
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	6,807
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		9,230	10,141
Denali Borrower LLC
5.625% due 10/15/2020 (b)		2,100	2,050

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DNB Boligkreditt A/S
2.900% due 03/29/2017		$1,000	$1,048
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		17,745	17,789
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,058
6.375% due 11/15/2019		4,000	4,280
Export-Import Bank of India
4.000% due 08/07/2017		3,600	3,615
Export-Import Bank of Korea
4.000% due 01/29/2021		6,500	6,689
5.125% due 06/29/2020		4,450	4,905
8.125% due 01/21/2014		1,600	1,636
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	10,600	15,034
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$1,000	1,056
FirstRand Bank Ltd.
4.375% due 06/09/2016		700	730
Ford Motor Credit Co. LLC
2.500% due 01/15/2016		1,200	1,224
3.984% due 06/15/2016		800	846
4.250% due 09/20/2022		3,600	3,603
7.000% due 04/15/2015		2,464	2,680
8.000% due 06/01/2014		14,000	14,648
8.000% due 12/15/2016		900	1,066
8.125% due 01/15/2020		8,500	10,606
8.700% due 10/01/2014		18,050	19,425
General Electric Capital Corp.
0.392% due 12/20/2013		400	400
0.461% due 10/06/2015		1,700	1,694
4.625% due 09/15/2066	EUR	10,000	13,579
5.500% due 09/15/2067		19,100	26,731
6.150% due 08/07/2037		$5,000	5,683
6.500% due 09/15/2067	GBP	1,400	2,393
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$4,150	4,147
3.250% due 05/15/2018		1,200	1,170
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,450	9,373
Goldman Sachs Group, Inc.
0.700% due 03/22/2016		$50	50
0.769% due 01/12/2015		400	400
3.700% due 08/01/2015		1,500	1,566
5.250% due 07/27/2021		2,100	2,271
5.750% due 10/01/2016		1,400	1,563
6.000% due 05/01/2014		300	309
6.150% due 04/01/2018		5,975	6,842
7.500% due 02/15/2019		4,350	5,263
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	13,041
6.375% due 04/15/2021		2,000	2,228
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,435
HBOS PLC
6.750% due 05/21/2018		$1,400	1,563
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		6,000	6,524
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,305	137
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,507
HSBC Bank PLC
4.125% due 08/12/2020		11,700	12,312
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	408
4.875% due 08/24/2020		500	540

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/09/2017		$500	$568
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		1,350	1,920
HSBC Finance Corp.
0.690% due 06/01/2016		8,000	7,976
6.676% due 01/15/2021		5,900	6,750
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	100	181
6.500% due 05/02/2036		$6,100	6,928
6.500% due 09/15/2037		125	142
7.625% due 05/17/2032		2,300	2,806
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		4,700	5,022
ICICI Bank Ltd.
2.012% due 02/24/2014		1,600	1,602
4.750% due 11/25/2016		9,200	9,415
International Lease Finance Corp.
5.650% due 06/01/2014		375	385
6.500% due 09/01/2014		21,750	22,674
6.625% due 11/15/2013		4,000	4,023
Intesa Sanpaolo SpA
2.662% due 02/24/2014		29,200	29,364
3.125% due 01/15/2016		25,800	25,781
IPIC GMTN Ltd.
2.375% due 05/30/2018	EUR	200	273
3.125% due 11/15/2015		$2,750	2,857
5.000% due 11/15/2020		35,450	38,552
5.500% due 03/01/2022		600	659
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		10,200	9,751
Jefferies Finance LLC
7.375% due 04/01/2020		1,200	1,194
JPMorgan Chase & Co.
3.250% due 09/23/2022		2,600	2,459
4.950% due 03/25/2020		700	767
7.900% due 04/30/2018 (e)		16,200	17,594
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		4,700	4,650
6.000% due 10/01/2017		1,200	1,374
Korea Development Bank
3.000% due 09/14/2022		3,300	3,119
3.875% due 05/04/2017		10,400	11,077
8.000% due 01/23/2014		3,885	3,973
Korea Exchange Bank
3.125% due 06/26/2017		2,500	2,574
4.875% due 01/14/2016		700	750
LBG Capital PLC
7.588% due 05/12/2020	GBP	12,750	21,673
7.625% due 12/09/2019		1,400	2,364
7.625% due 10/14/2020	EUR	1,992	2,897
7.867% due 12/17/2019	GBP	4,061	6,941
7.869% due 08/25/2020		8,716	14,985
7.975% due 09/15/2024		3,800	6,410
8.875% due 02/07/2020	EUR	300	448
9.125% due 07/15/2020	GBP	1,300	2,288
9.875% due 02/10/2023		400	716
11.040% due 03/19/2020		2,550	4,808
15.000% due 12/21/2019		100	234
15.000% due 12/21/2019	EUR	2,300	4,576
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		$1,300	1,284
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		12,800	17,184
M&T Capital Trust
8.277% due 06/01/2027		500	511
Macquarie Group Ltd.
6.250% due 01/14/2021		100	109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$910	$991
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		5,000	5,756
6.875% due 04/25/2018		27,900	32,920
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,955
Morgan Stanley
1.865% due 01/24/2014		$7,800	7,830
5.950% due 12/28/2017		3,950	4,474
6.625% due 04/01/2018		2,700	3,138
7.300% due 05/13/2019		28,400	34,030
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (e)	GBP	550	991
6.346% due 12/31/2049		$1,400	1,540
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	865
Nationstar Mortgage LLC
7.875% due 10/01/2020		3,100	3,247
Oxford Finance LLC
7.250% due 01/15/2018		1,950	2,004
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,201	2,954
Piper Jaffray Cos.
4.748% due 11/30/2015		7,700	7,772
Private Export Funding Corp.
4.550% due 05/15/2015		750	801
Prudential Covered Trust
2.997% due 09/30/2015		10,795	11,140
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,900	1,984
5.000% due 07/21/2020		3,100	3,422
QNB Finance Ltd.
3.125% due 11/16/2015		8,000	8,320
Rabobank Group
4.500% due 01/11/2021		1,300	1,392
4.750% due 01/15/2020		800	866
6.875% due 03/19/2020	EUR	18,500	27,749
11.000% due 06/30/2019 (e)		$23,488	30,733
RCI Banque S.A.
2.139% due 04/11/2014		3,600	3,610
3.500% due 04/03/2018		14,300	14,563
4.600% due 04/12/2016		4,300	4,540
Regions Financial Corp.
7.750% due 11/10/2014		3,500	3,760
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		900	968
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		150	151
7.648% due 09/30/2031 (e)		1,950	2,018
Royal Bank of Scotland PLC
6.000% due 09/08/2014 (e)	GBP	1,620	1,962
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016		$300	304
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,520	6,997
7.125% due 01/14/2014		1,000	1,018
9.000% due 06/11/2014		1,300	1,368
Santander International Debt S.A.U.
4.625% due 03/21/2016	EUR	2,300	3,296
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	300	501
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$13,100	13,853
5.400% due 03/24/2017		10,300	10,995
5.717% due 06/16/2021		19,200	19,860
6.125% due 02/07/2022		2,000	2,100

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SL Green Realty Corp.
4.500% due 12/01/2022		$11,000	$10,609
5.000% due 08/15/2018		10,800	11,564
SLM Corp.
5.000% due 10/01/2013		3,100	3,100
5.050% due 11/14/2014		3,400	3,519
5.375% due 05/15/2014		6,100	6,237
8.000% due 03/25/2020		17,500	18,966
8.450% due 06/15/2018		33,875	38,363
Springleaf Finance Corp.
5.400% due 12/01/2015		1,350	1,404
6.900% due 12/15/2017		14,000	14,700
State Bank of India
4.500% due 07/27/2015		9,700	9,982
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,403	1,464
Temasek Financial Ltd.
3.375% due 07/23/2042		500	406
4.300% due 10/25/2019		9,950	10,921
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		2,000	1,935
4.000% due 09/13/2017		4,600	4,497
Turkiye Is Bankasi A/S
3.875% due 11/07/2017		2,650	2,554
Turkiye Vakiflar Bankasi Tao
5.750% due 04/24/2017		1,700	1,734
UBS AG
5.750% due 04/25/2018		1,965	2,270
5.875% due 12/20/2017		200	231
7.000% due 10/15/2015		500	551
7.250% due 02/22/2022		200	215
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		2,500	2,672
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,773
USB Capital
3.500% due 10/31/2013 (e)		6,700	5,159
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	17,800	29,393
6.500% due 01/15/2018		$4,000	4,175
7.000% due 01/15/2018	GBP	7,600	12,882
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$5,100	5,411
5.450% due 11/22/2017		3,300	3,518
6.025% due 07/05/2022		18,300	18,940
6.800% due 11/22/2025		8,200	8,712
6.902% due 07/09/2020		9,100	10,010
VTB Bank OJSC Via VTB Capital S.A.
6.551% due 10/13/2020		3,140	3,313
6.875% due 05/29/2018		200	216
Wachovia Bank N.A.
0.646% due 11/03/2014		3,040	3,047
6.600% due 01/15/2038		3,000	3,638
Wachovia Corp.
0.638% due 10/15/2016		1,400	1,385
5.250% due 08/01/2014		500	519
Waha Aerospace BV
3.925% due 07/28/2020		4,109	4,316
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		5,600	6,188
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,681
Weyerhaeuser Co.
7.375% due 10/01/2019		6,600	8,060

			1,655,154

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 28.6%
Agilent Technologies, Inc.
5.500% due 09/14/2015		$400	$434
Aguila S.A.
7.875% due 01/31/2018		1,000	1,050
Aleris International, Inc.
7.625% due 02/15/2018		29,700	31,222
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	8,500
Alliance Data Systems Corp.
5.250% due 12/01/2017		13,250	13,647
ALROSA Finance S.A.
7.750% due 11/03/2020		19,500	21,747
Altice Finco S.A.
9.875% due 12/15/2020		2,000	2,165
Altria Group, Inc.
9.250% due 08/06/2019		9,458	12,508
9.700% due 11/10/2018		4,426	5,859
10.200% due 02/06/2039		10,000	15,293
America Movil S.A.B. de C.V.
5.000% due 03/30/2020		1,300	1,405
5.750% due 01/15/2015		2,000	2,128
6.375% due 03/01/2035		300	324
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,398	2,506
7.000% due 07/31/2019		1,389	1,423
American Airlines, Inc.
7.500% due 03/15/2016 ^		6,200	7,378
American Tower Corp.
4.700% due 03/15/2022		9,218	8,975
7.000% due 10/15/2017		500	576
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,481
Amgen, Inc.
5.700% due 02/01/2019		300	345
5.850% due 06/01/2017		100	114
6.400% due 02/01/2039		700	786
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,856
Anglo American Capital PLC
4.125% due 09/27/2022		31,500	29,358
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		3,000	2,534
5.375% due 04/15/2020		5,500	4,942
6.500% due 04/15/2040		400	309
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	8,520
Arcelik A/S
5.000% due 04/03/2023		5,100	4,405
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	2,834
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,600	2,785
Ashland, Inc.
3.000% due 03/15/2016		$7,000	7,140
6.875% due 05/15/2043		2,900	2,799
Associated Materials LLC
9.125% due 11/01/2017		2,500	2,669
Audatex North America, Inc.
6.750% due 06/15/2018		3,700	3,941
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	5,730
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,572	3,697
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020		160	171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barrick Gold Finance Co.
4.875% due 11/15/2014		$1,000	$1,036
Berry Petroleum Co.
10.250% due 06/01/2014		975	1,034
Berry Plastics Corp.
9.500% due 05/15/2018		9,700	10,549
9.750% due 01/15/2021		4,025	4,669
Bharat Petroleum Corp. Ltd.
4.625% due 10/25/2022		1,700	1,533
Biomet, Inc.
6.500% due 08/01/2020		1,500	1,556
Boston Scientific Corp.
6.000% due 01/15/2020		2,300	2,635
Braskem Finance Ltd.
5.375% due 05/02/2022		13,200	12,375
5.750% due 04/15/2021		16,150	15,908
BRF S.A.
5.875% due 06/06/2022		750	748
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,425
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		3,500	3,509
Building Materials Corp. of America
6.750% due 05/01/2021		5,250	5,657
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		20,314	22,091
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		5,000	5,040
7.750% due 05/15/2019		8,300	10,089
CCO Holdings LLC
7.000% due 01/15/2019		100	106
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	3,038
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		4,000	4,100
7.750% due 05/15/2017		3,235	3,336
9.500% due 05/15/2016		2,199	2,323
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	600	890
Cielo S.A.
3.750% due 11/16/2022		$2,900	2,501
Cisco Systems, Inc.
5.500% due 02/22/2016		500	556
CityCenter Holdings LLC
10.750% due 01/15/2017		9,000	9,697
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		11,250	11,515
Columbia University
6.875% due 12/15/2015		500	564
Columbus International, Inc.
11.500% due 11/20/2014		6,400	6,912
Comcast Corp.
5.300% due 01/15/2014		2,000	2,028
5.900% due 03/15/2016		2,900	3,244
6.500% due 01/15/2015		100	108
Community Health Systems, Inc.
5.125% due 08/15/2018		400	408
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,674
Concho Resources, Inc.
7.000% due 01/15/2021		600	660
CONSOL Energy, Inc.
8.000% due 04/01/2017		11,600	12,383
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,000	2,818

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	$3,000	$2,903
4.150% due 10/11/2025	1,000	984
4.750% due 07/12/2022	3,747	3,962
6.000% due 07/12/2020	1,266	1,297
7.250% due 05/10/2021	1,022	1,154
9.000% due 01/08/2018	1,606	1,834
Continental Resources, Inc.
7.125% due 04/01/2021	1,400	1,572
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^	1,900	285
9.250% due 06/30/2020 ^	5,100	765
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	1,050	1,273
CPI International, Inc.
8.000% due 02/15/2018	1,000	1,035
Crown Castle Towers LLC
4.883% due 08/15/2040	4,666	4,960
6.113% due 01/15/2040	8,000	9,063
CSC Holdings LLC
7.625% due 07/15/2018	1,400	1,610
7.875% due 02/15/2018	3,090	3,546
8.625% due 02/15/2019	5,700	6,640
CSN Islands Corp.
6.875% due 09/21/2019	18,090	18,814
9.750% due 12/16/2013	900	915
10.000% due 01/15/2015	4,300	4,700
CSN Resources S.A.
6.500% due 07/21/2020	3,250	3,258
CSX Corp.
5.600% due 05/01/2017	5,000	5,593
CVS Pass-Through Trust
5.773% due 01/10/2033	374	405
6.036% due 12/10/2028	490	542
6.943% due 01/10/2030	10,395	12,119
7.507% due 01/10/2032	25,140	30,402
Daimler Finance North America LLC
0.858% due 03/28/2014	1,600	1,604
Del Monte Corp.
7.625% due 02/15/2019	1,000	1,043
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	3,943	4,318
6.718% due 07/02/2024	83	91
7.750% due 06/17/2021	1,714	1,991
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^	4,200	1,050
9.500% due 12/11/2019 ^	2,650	663
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	8,000	8,328
Devon Energy Corp.
7.950% due 04/15/2032	846	1,104
Devon Financing Corp. LLC
7.875% due 09/30/2031	1,300	1,678
Digicel Group Ltd.
10.500% due 04/15/2018	5,400	5,859
Digicel Ltd.
8.250% due 09/01/2017	3,900	4,061
DISH DBS Corp.
4.625% due 07/15/2017	17,100	17,570
7.000% due 10/01/2013	1,125	1,125
7.125% due 02/01/2016	3,340	3,678
7.875% due 09/01/2019	1,400	1,603
Dolphin Energy Ltd.
5.500% due 12/15/2021	1,600	1,758
5.888% due 06/15/2019	9,247	10,137
DP World Ltd.
6.850% due 07/02/2037	4,000	4,040

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eagle Spinco, Inc.
4.625% due 02/15/2021		$4,000	$3,855
Ecopetrol S.A.
7.625% due 07/23/2019		30,940	36,741
El Paso LLC
7.000% due 06/15/2017		3,650	4,090
7.750% due 01/15/2032		1,600	1,644
8.250% due 02/15/2016		10,984	12,183
12.000% due 12/12/2013		100	102
Embraer Overseas Ltd.
5.696% due 09/16/2023		783	767
Encana Corp.
6.500% due 05/15/2019		700	825
6.500% due 08/15/2034		4,700	5,114
Energy Transfer Partners LP
6.625% due 10/15/2036		2,600	2,772
9.700% due 03/15/2019		177	227
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,501
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,200	1,336
8.375% due 08/01/2066		7,525	8,311
Equinix, Inc.
4.875% due 04/01/2020		8,700	8,482
ERAC USA Finance LLC
6.375% due 10/15/2017		1,000	1,162
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	1,600	2,495
FBG Finance Ltd.
5.125% due 06/15/2015		$1,000	1,070
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,497
First Data Corp.
6.750% due 11/01/2020		$17,200	17,888
8.250% due 01/15/2021		750	778
Flextronics International Ltd.
4.625% due 02/15/2020		3,700	3,608
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,315
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		4,600	4,755
FPT Finance Ltd.
6.375% due 09/28/2020		700	697
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		2,800	2,709
GenCorp, Inc.
7.125% due 03/15/2021		1,700	1,789
Geo Debt Finance S.C.A.
7.500% due 08/01/2018	EUR	2,300	3,298
Georgia-Pacific LLC
5.400% due 11/01/2020		$4,900	5,493
7.250% due 06/01/2028		900	1,101
7.750% due 11/15/2029		5,100	6,470
8.000% due 01/15/2024		4,200	5,412
8.875% due 05/15/2031		9,050	12,534
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,100	5,457
Gerdau Trade, Inc.
5.750% due 01/30/2021		9,900	9,751
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		7,400	5,991
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,647	5,234
Grifols, Inc.
8.250% due 02/01/2018		$9,500	10,248
Grohe Holding GmbH
4.224% due 09/15/2017	EUR	800	1,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$8,300	$9,254
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	400	568
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,183
HCA, Inc.
5.875% due 03/15/2022		10,800	11,151
6.375% due 01/15/2015		100	106
6.500% due 02/15/2020		24,572	26,691
7.190% due 11/15/2015		1,800	1,976
7.250% due 09/15/2020		2,600	2,834
7.875% due 02/15/2020		3,600	3,890
8.500% due 04/15/2019		12,650	13,630
9.000% due 12/15/2014		130	141
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,558
8.125% due 04/15/2019		17,220	19,200
Health Management Associates, Inc.
6.125% due 04/15/2016		390	428
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	1,400	2,211
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015		600	895
7.500% due 10/31/2014		8,900	12,823
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$13,600	13,668
8.875% due 02/01/2018		6,075	6,318
Hospira, Inc.
5.200% due 08/12/2020		2,000	2,038
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,520	5,669
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	8,421	11,534
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		$400	393
Jarden Corp.
6.125% due 11/15/2022		2,500	2,603
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		200	220
KazMunayGas National Co. JSC
11.750% due 01/23/2015		8,500	9,509
KB Home
8.000% due 03/15/2020		886	961
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,100	2,201
5.300% due 09/15/2020		10,300	11,330
7.300% due 08/15/2033		5,500	6,467
L Brands, Inc.
6.900% due 07/15/2017		2,000	2,270
Lafarge S.A.
6.625% due 11/29/2018	EUR	6,500	9,712
6.750% due 12/16/2019		3,600	5,374
Legrand France S.A.
8.500% due 02/15/2025		$75	96
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,750	1,724
4.750% due 04/15/2023		2,250	2,144
Merck & Co., Inc.
6.000% due 09/15/2017		130	151
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,900	3,186
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		1,300	1,338
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		5,000	5,275

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mondelez International, Inc.
6.500% due 08/11/2017		$1,000	$1,164
Mongolian Mining Corp.
8.875% due 03/29/2017		1,700	1,296
MultiPlan, Inc.
9.875% due 09/01/2018		11,100	12,321
Mylan, Inc.
6.000% due 11/15/2018		2,700	2,911
7.875% due 07/15/2020		2,700	3,082
Nakilat, Inc.
6.067% due 12/31/2033		4,900	5,218
New Albertson’s, Inc.
6.570% due 02/23/2028		800	506
7.750% due 06/15/2026		2,250	1,845
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		7,780	6,465
Newfield Exploration Co.
5.750% due 01/30/2022		800	802
6.875% due 02/01/2020		4,800	5,064
7.125% due 05/15/2018		3,900	4,066
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		13,000	13,049
Nielsen Finance LLC
7.750% due 10/15/2018		500	546
Noble Group Ltd.
4.875% due 08/05/2015		1,300	1,357
6.625% due 08/05/2020		1,700	1,751
6.750% due 01/29/2020		340	354
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		948	1,016
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,726
Novelis, Inc.
8.375% due 12/15/2017		11,900	12,807
8.750% due 12/15/2020		21,825	24,062
NXP BV
3.500% due 09/15/2016		6,300	6,379
OGX Austria GmbH
8.375% due 04/01/2022		12,200	2,013
8.500% due 06/01/2018		20,900	3,449
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	2,000
Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,073
8.500% due 03/01/2020		900	997
PCCW-HKT Capital Ltd.
4.250% due 02/24/2016		600	633
Pearson Dollar Finance PLC
5.700% due 06/01/2014		1,000	1,030
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	25,846
5.750% due 03/01/2018		$4,630	5,151
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		10,400	10,601
Pertamina Persero PT
4.300% due 05/20/2023		10,000	8,600
4.875% due 05/03/2022		370	336
Petrobras International Finance Co.
5.375% due 01/27/2021		40,300	40,699
7.875% due 03/15/2019		19,320	22,340
Petrohawk Energy Corp.
7.250% due 08/15/2018		4,400	4,785
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		800	755
5.250% due 04/12/2017		31,290	25,157
5.375% due 04/12/2027		23,445	13,598

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/12/2037		$58,685	$32,864
8.500% due 11/02/2017		41,200	37,430
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		4,695	5,035
9.750% due 08/14/2019		2,000	2,580
Petroliam Nasional Bhd.
7.750% due 08/15/2015		300	337
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		6,200	6,107
Pioneer Natural Resources Co.
6.650% due 03/15/2017		10,270	11,851
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		325	336
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,865
Polymer Group, Inc.
7.750% due 02/01/2019		300	322
Post Holdings, Inc.
7.375% due 02/15/2022		150	158
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,791
8.500% due 06/15/2019		6,661	8,459
QGOG Constellation S.A.
6.250% due 11/09/2019		9,000	8,572
Quebecor Media, Inc.
7.750% due 03/15/2016		1,520	1,550
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	1,450
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,418
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,515
5.400% due 02/14/2022		3,500	3,515
Reliance Steel & Aluminum Co.
4.500% due 04/15/2023		500	489
Reynolds American, Inc.
7.250% due 06/15/2037		9,700	11,252
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,400	19,570
6.875% due 02/15/2021		1,500	1,609
7.125% due 04/15/2019		5,300	5,658
7.875% due 08/15/2019		900	995
Rhodia S.A.
6.875% due 09/15/2020		2,300	2,569
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	210
Rockies Express Pipeline LLC
3.900% due 04/15/2015		4,000	4,000
5.625% due 04/15/2020		31,440	26,724
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,278
Russian Railways via RZD Capital PLC
5.700% due 04/05/2022		3,500	3,579
5.739% due 04/03/2017		9,800	10,486
7.487% due 03/25/2031	GBP	1,000	1,777
SABIC Capital BV
3.000% due 11/02/2015		$25,650	26,643
SCF Capital Ltd.
5.375% due 10/27/2017		2,500	2,540
Scientific Games International, Inc.
9.250% due 06/15/2019		900	974
Sealed Air Corp.
6.500% due 12/01/2020		1,300	1,368
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		18,000	17,662
6.700% due 10/25/2017		1,000	1,071

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		$1,000	$1,130
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	5,600	7,519
7.750% due 11/15/2019		6,400	9,434
Southern Copper Corp.
5.250% due 11/08/2042		$15,500	12,576
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		150	180
Southwestern Energy Co.
4.100% due 03/15/2022		12,300	12,329
7.500% due 02/01/2018		5,000	5,949
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	2,500	3,602
6.582% due 12/28/2027		2,273	3,680
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,083
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,568
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017		1,200	1,329
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	2,200	3,051
6.375% due 11/15/2020		1,200	1,713
6.625% due 02/15/2021		1,500	2,141
6.750% due 08/15/2024		5,000	6,933
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,600	5,271
6.000% due 10/01/2020		4,500	4,610
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,081	1,108
Tesco PLC
5.500% due 11/15/2017		9,475	10,659
Tomkins LLC
9.000% due 10/01/2018		1,444	1,581
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,582
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	636
U.S. Airways Pass-Through Trust
4.625% due 12/03/2026		2,000	1,930
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		573	291
UAL Pass-Through Trust
7.336% due 01/02/2021		363	378
9.750% due 07/15/2018		6,645	7,559
10.400% due 05/01/2018		1,096	1,228
United Rentals North America, Inc.
8.250% due 02/01/2021		4,200	4,683
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,700	6,263
8.125% due 12/01/2017		77	110
UPC Holding BV
8.375% due 08/15/2020		14,000	20,682
UPCB Finance Ltd.
6.375% due 07/01/2020		9,950	14,170
6.875% due 01/15/2022		$1,000	1,065
7.625% due 01/15/2020	EUR	4,000	5,845
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	324
9.500% due 01/21/2020 ^		1,300	234
USG Corp.
9.750% due 01/15/2018		1,207	1,403
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,400	1,520
Vale Overseas Ltd.
4.375% due 01/11/2022		500	484

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 09/15/2020		$6,200	$6,306
8.250% due 01/17/2034		1,525	1,768
Valeant Pharmaceuticals International
6.500% due 07/15/2016		3,600	3,744
6.750% due 08/15/2021		8,175	8,543
6.875% due 12/01/2018		5,300	5,631
7.000% due 10/01/2020		14,600	15,549
Valero Energy Corp.
6.125% due 06/15/2017		230	263
6.625% due 06/15/2037		4,600	5,011
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,700	4,982
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	4,250
7.748% due 02/02/2021		11,700	12,636
9.125% due 04/30/2018		900	1,046
Volkswagen International Finance NV
1.000% due 03/21/2014		700	703
4.000% due 08/12/2020		4,800	5,096
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	832
11.750% due 07/15/2017		1,250	1,330
Windstream Corp.
7.750% due 10/15/2020		1,300	1,349
7.875% due 11/01/2017		2,900	3,248
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,623
Xerox Corp.
6.400% due 03/15/2016		800	890
Yellowstone Energy LP
5.750% due 12/31/2026		4,000	3,813
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019		4,000	4,210
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	17,800	25,827
Ziggo Finance BV
6.125% due 11/15/2017		9,000	12,632

			1,874,684

UTILITIES 9.0%
AES Corp.
8.000% due 10/15/2017		$100	116
8.000% due 06/01/2020		6,700	7,671
AES Panama S.A.
6.350% due 12/21/2016		200	212
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		500	511
8.700% due 08/07/2018		15,800	19,158
Ameren Illinois Co.
6.250% due 04/01/2018		1,400	1,628
Anadarko Finance Co.
7.500% due 05/01/2031		1,000	1,250
Beaver Valley Funding
9.000% due 06/01/2017		45	45
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,224
4.750% due 03/10/2019		200	222
5.250% due 11/07/2013		2,000	2,009
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,576	5,005
Bruce Mansfield Unit
6.850% due 06/01/2034		$2,351	2,486
Calpine Corp.
7.250% due 10/15/2017		4,680	4,879
7.875% due 07/31/2020		1,800	1,949

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$12,810	$13,643
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,400
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,477
5.050% due 02/15/2018		3,000	3,326
6.250% due 02/01/2020		2,100	2,424
Colbun S.A.
6.000% due 01/21/2020		2,300	2,470
Duke Energy Corp.
5.050% due 09/15/2019		250	279
E.CL S.A.
5.625% due 01/15/2021		3,500	3,595
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		4,500	4,601
10.000% due 12/01/2020		3,000	3,165
Entergy Corp.
3.625% due 09/15/2015		1,800	1,866
EP Energy LLC
7.750% due 09/01/2022		2,300	2,507
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		368	388
FirstEnergy Corp.
7.375% due 11/15/2031		24,790	25,102
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	108
Frontier Communications Corp.
7.000% due 11/01/2025		400	371
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,468
6.510% due 03/07/2022		1,300	1,398
8.625% due 04/28/2034		16,350	19,620
9.250% due 04/23/2019		19,150	23,654
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	10,425
Intergas Finance BV
6.375% due 05/14/2017		3,700	4,005
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		2,200	2,409
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		9,200	9,958
6.000% due 01/15/2018		100	109
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,874
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$1,300	1,304
Korea Electric Power Corp.
3.000% due 10/05/2015		700	724
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,449
6.250% due 06/17/2014		3,185	3,307
LG&E and KU Energy LLC
3.750% due 11/15/2020		11,350	11,515
Linn Energy LLC
7.750% due 02/01/2021		1,900	1,919
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,764
7.750% due 10/17/2016		700	774
7.750% due 01/20/2020		6,610	7,288
8.000% due 08/07/2019		6,900	7,693
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		5,700	5,750
Midwest Generation LLC
8.560% due 01/02/2016 ^		278	274
Nevada Power Co.
5.875% due 01/15/2015		450	479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 05/15/2018		$6,050	$7,221
6.750% due 07/01/2037		25	32
NGPL PipeCo LLC
7.119% due 12/15/2017		15,400	13,667
9.625% due 06/01/2019		12,400	11,594
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		7,000	6,440
6.604% due 02/03/2021		12,500	13,563
NRG Energy, Inc.
8.500% due 06/15/2019		9,864	10,628
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		8,695	8,890
Orange S.A.
4.375% due 07/08/2014		200	205
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	557
Petroleos Mexicanos
5.500% due 01/21/2021		12,300	13,222
5.500% due 06/27/2044		36,300	33,132
8.000% due 05/03/2019		18,540	22,480
Plains All American Pipeline LP
6.650% due 01/15/2037		2,600	3,079
PSEG Power LLC
5.320% due 09/15/2016		1,290	1,429
5.500% due 12/01/2015		900	983
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,602
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	938
4.750% due 02/16/2021		8,200	8,651
5.000% due 10/19/2025		4,200	4,242
6.500% due 06/10/2014		500	520
Qwest Corp.
6.500% due 06/01/2017		1,300	1,467
7.250% due 09/15/2025		3,250	3,644
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,983	3,177
5.500% due 09/30/2014		600	627
5.832% due 09/30/2016		776	824
5.838% due 09/30/2027		1,370	1,477
6.332% due 09/30/2027		500	568
6.750% due 09/30/2019		3,750	4,397
Red Oak Power LLC
8.540% due 11/30/2019		1,599	1,695
9.200% due 11/30/2029		150	165
Rosneft Finance S.A.
6.625% due 03/20/2017		10,800	11,907
7.250% due 02/02/2020		7,700	8,730
7.500% due 07/18/2016		21,650	24,275
7.875% due 03/13/2018		16,510	19,111
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		7,800	7,819
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,917
6.750% due 07/01/2037		25	31
Southern California Edison Co.
5.000% due 01/15/2014		100	101
Sprint Communications, Inc.
6.000% due 12/01/2016		14,375	15,273
Sprint Corp.
7.875% due 09/15/2023		4,300	4,397
TECO Finance, Inc.
6.750% due 05/01/2015		7,150	7,641
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	10,714
Tenaska Alabama Partners LP
7.000% due 06/30/2021		$116	122

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	$136
Toledo Edison Co.
6.150% due 05/15/2037		$4,500	4,917
Verizon Communications, Inc.
5.150% due 09/15/2023		5,900	6,339
5.550% due 02/15/2016		400	440
6.400% due 09/15/2033		4,400	4,900
6.550% due 09/15/2043		6,300	7,136
8.750% due 11/01/2018		975	1,254
VimpelCom Holdings BV
5.950% due 02/13/2023		20,200	19,203
Vodafone Group PLC
4.150% due 06/10/2014		250	256
5.625% due 02/27/2017		800	899

			589,881

Total Corporate Bonds & Notes (Cost $4,060,565)			4,119,719

MUNICIPAL BONDS & NOTES 5.2%

CALIFORNIA 2.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,000	2,269
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		12,200	14,965
7.043% due 04/01/2050		10,195	12,492
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052		4,000	3,893
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		200	215
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		37,190	46,840
7.550% due 04/01/2039		800	1,042
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		11,860	15,632
7.700% due 11/01/2030		2,500	2,922
7.950% due 03/01/2036		1,400	1,622
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2024		3,000	3,413
5.000% due 09/01/2028		1,755	1,875
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		2,000	2,142
California State Public Works Board Revenue Bonds, Series 2011
5.125% due 10/01/2031		3,000	3,191
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028		4,300	4,225
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		5,400	5,350
5.000% due 06/01/2038		3,500	3,461
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		100	70
5.750% due 06/01/2047		4,650	3,573
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,071

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	$4,100	$4,481
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	2,200	2,546
7.618% due 08/01/2040	3,100	3,650
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	6,200	6,740
5.813% due 06/01/2040	5,800	6,324
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,000	1,159
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	449
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	1,704	1,817
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	2,550	3,152
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
7.021% due 08/01/2040	600	660
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	4,000	4,877
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,300	2,508
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,465
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	985	857
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,050	791
5.125% due 06/01/2046	300	218
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	900	991
6.296% due 05/15/2050	600	655
6.398% due 05/15/2031	1,000	1,142
6.548% due 05/15/2048	2,000	2,348

		177,093

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2027	2,495	2,803
5.000% due 12/01/2029	3,500	3,856

		6,659

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	112

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,561

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,830	$1,750

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	750	830
Kentucky State Property & Building Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	522

		1,352

MASSACHUSETTS 0.2%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
3.247% due 07/01/2020	900	905
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2028	3,000	3,340
5.000% due 08/15/2030	2,700	2,946
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	3,750	4,216

		11,407

NEW JERSEY 0.2%
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	200	170
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	21,960	15,731

		15,901

NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	510	545
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	3,577
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	4,400	4,840
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	10,000	10,452
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,000	6,267
5.882% due 06/15/2044	1,100	1,243
6.282% due 06/15/2042	900	976
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2032	1,000	1,066
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,016
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,132

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	65

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	$2,000	$2,175
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	9,000	9,753
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	400	417

		47,459

NORTH CAROLINA 0.0%
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	1,800	2,025

OHIO 0.7%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	2,700	2,746
7.834% due 02/15/2041	1,000	1,254
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,700	8,981
5.875% due 06/01/2030	5,900	4,697
5.875% due 06/01/2047	21,800	16,360
6.000% due 06/01/2042	11,825	9,094
6.500% due 06/01/2047	500	407
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,500	1,410

		44,949

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	121
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,223
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	1,926

		3,270

TEXAS 0.2%
Dallas, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2024	3,800	4,402
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	5,400	5,423

		9,825

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,625	18,671

Total Municipal Bonds & Notes (Cost $344,622)		343,034

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
0.629% due 10/18/2030	6	6
0.679% due 03/25/2017	15	15
1.359% due 03/01/2044	61	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.790% due 07/01/2022	$981	$963
2.810% due 06/01/2022	1,962	1,931
3.500% due 10/01/2043 - 11/01/2043	12,300	12,495
4.000% due 04/01/2039 -11/01/2043	60,883	63,898
4.419% due 12/01/2036	96	102
4.471% due 09/25/2040 (a)	1,200	183
5.000% due 11/01/2035	191	207
5.500% due 01/01/2025 -11/01/2043	67,985	74,109
5.621% due 09/25/2037 (a)	4,085	456
6.500% due 06/25/2028	109	119
6.850% due 12/18/2027	84	96
Farm Credit Bank
7.561% due 12/15/2013 (e)	500	505
Freddie Mac
0.625% due 12/29/2014 (j)(l)	20,000	20,106
0.682% due 09/15/2030	22	22
1.359% due 10/25/2044 - 02/25/2045	161	166
1.554% due 07/25/2044	242	246
2.362% due 05/01/2023	8	8
5.500% due 09/15/2017 - 07/01/2038	227	243
6.500% due 07/25/2043	11	12
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	93	96
1.750% due 07/20/2026	20	21
6.112% due 09/16/2042	2,740	3,041
9.250% due 12/20/2019 - 06/20/2021	9	9
New Valley Generation
7.299% due 03/15/2019	509	588
Small Business Administration
4.340% due 03/01/2024	109	117
4.504% due 02/10/2014	7	7
5.080% due 11/01/2022	300	327
5.130% due 09/01/2023	17	18
6.900% due 12/01/2020	208	230
7.150% due 03/01/2017	58	63
7.190% due 12/01/2019	76	84
7.300% due 05/01/2017	39	41
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,109

Total U.S. Government Agencies (Cost $181,102)		181,702

U.S. TREASURY OBLIGATIONS 15.4%
U.S. Treasury Notes
1.375% due 02/28/2019 (g)(j)(l)	105,600	104,825
1.500% due 08/31/2018 (h)(l)	897,200	903,473

Total U.S. Treasury Obligations (Cost $992,624)		1,008,298

MORTGAGE-BACKED SECURITIES 4.4%
Adjustable Rate Mortgage Trust
2.467% due 01/25/2035	3,211	3,189
2.841% due 11/25/2035	1,548	1,565
4.974% due 01/25/2036	850	787
American General Mortgage Loan Trust
5.150% due 03/25/2058	470	477
American Home Mortgage Assets Trust
0.369% due 05/25/2046	501	354
0.389% due 10/25/2046	1,278	811

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
2.123% due 12/25/2035	$1,513	$1,089
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,438
5.934% due 02/10/2051	10,000	11,202
Banc of America Funding Corp.
0.680% due 06/26/2035	5,450	5,144
0.680% due 07/26/2036	667	648
2.803% due 09/20/2035	280	242
2.871% due 03/20/2036	204	182
5.500% due 01/25/2036	697	710
6.000% due 07/25/2037 ^	920	709
Banc of America Large Loan Trust
2.482% due 11/15/2015	10,779	10,800
Banc of America Mortgage Trust
2.928% due 02/25/2036 ^	77	65
3.163% due 11/20/2046 ^	5,363	4,286
4.869% due 11/25/2034	112	110
5.500% due 12/25/2020	217	226
5.500% due 11/25/2035	387	389
6.000% due 10/25/2036 ^	596	528
Bear Stearns Adjustable Rate Mortgage Trust
2.420% due 02/25/2036 ^	1,620	1,091
2.575% due 01/25/2035	51	48
2.600% due 03/25/2035	4,415	4,471
2.706% due 08/25/2035	2,825	2,529
2.729% due 02/25/2033	9	9
2.960% due 02/25/2033	11	10
2.960% due 01/25/2034	22	22
3.080% due 01/25/2034	6	6
5.136% due 01/25/2035	1,512	1,501
Bear Stearns Alt-A Trust
2.540% due 08/25/2036 ^	529	218
2.667% due 05/25/2035	245	245
2.735% due 09/25/2035	1,669	1,384
2.750% due 03/25/2036 ^	588	396
4.577% due 11/25/2036 ^	391	274
Bear Stearns Commercial Mortgage Securities Trust
5.293% due 10/12/2042	200	214
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,717	1,715
5.500% due 07/25/2037	3,751	3,462
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035	1,125	1,094
2.540% due 05/25/2035	182	177
2.622% due 08/25/2035	274	153
2.663% due 05/25/2035	1,506	1,493
2.829% due 03/25/2034	70	70
2.890% due 09/25/2037 ^	1,362	1,107
5.467% due 04/25/2037	1,098	966
5.714% due 09/25/2037 ^	922	778
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	273	220
6.000% due 06/25/2037 ^	2,198	1,765
Countrywide Alternative Loan Trust
0.375% due 12/20/2046	3,015	2,031
0.390% due 07/20/2046 ^	1,303	731
0.409% due 08/25/2046	85	8
0.460% due 09/20/2046	503	110
0.510% due 11/20/2035	463	345
1.099% due 12/25/2035	419	299
2.897% due 02/25/2037 ^	2,692	2,291
4.901% due 10/25/2035 ^	215	178
5.500% due 11/25/2035 ^	2,430	2,102
5.500% due 12/25/2035	1,728	1,500
5.500% due 01/25/2036	719	622
5.750% due 02/25/2035	1,589	1,501

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 03/25/2037 ^		$358	$281
6.000% due 02/25/2037 ^		2,036	1,452
6.000% due 02/25/2037		844	616
6.250% due 11/25/2036 ^		2,785	2,385
6.250% due 12/25/2036 ^		1,243	1,003
Countrywide Home Loan Mortgage Pass-Through Trust
0.409% due 05/25/2035		190	155
0.479% due 04/25/2046 ^		201	33
0.519% due 06/25/2035		331	289
2.551% due 04/20/2035		468	476
2.699% due 07/20/2034		558	543
2.868% due 10/19/2032		6	5
3.151% due 02/25/2034		792	771
5.000% due 04/25/2035		449	449
5.500% due 01/25/2035		912	941
5.500% due 09/25/2035 ^		1,381	1,353
5.500% due 12/25/2035 ^		1,302	1,182
6.000% due 05/25/2036 ^		587	539
6.000% due 01/25/2037		12,818	11,860
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		487	525
5.953% due 09/15/2039		10,000	11,146
Credit Suisse First Boston Mortgage Securities Corp.
2.334% due 06/25/2033		526	515
6.000% due 01/25/2036		2,212	1,653
Credit Suisse Mortgage Capital Certificates
2.621% due 09/26/2047		1,918	1,924
2.725% due 02/26/2036		1,761	1,705
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		663	446
Deutsche ALT-A Securities, Inc.
0.359% due 06/25/2037 ^		3,029	2,342
5.067% due 10/25/2035		263	228
5.500% due 12/25/2035 ^		525	449
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		430	278
EMF-NL
1.019% due 04/17/2041	EUR	1,900	2,194
First Horizon Asset Securities, Inc.
5.107% due 02/25/2036		$849	817
First Horizon Mortgage Pass-Through Trust
2.565% due 02/25/2035		901	907
5.750% due 02/25/2036		406	406
5.750% due 05/25/2037 ^		2,672	2,365
General Electric Capital Assurance Co.
5.254% due 05/12/2035		225	235
GMAC Mortgage Corp. Loan Trust
3.535% due 11/19/2035		394	368
3.901% due 04/19/2036		177	150
Greenpoint Mortgage Funding Trust
0.449% due 11/25/2045		78	61
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033		706	700
GSR Mortgage Loan Trust
2.300% due 06/25/2034		242	240
2.636% due 11/25/2035		235	202
2.660% due 11/25/2035		3,317	3,198
2.681% due 09/25/2035		194	194
2.778% due 05/25/2034		1,035	1,023
2.786% due 05/25/2035		1,019	922
2.796% due 01/25/2036 ^		343	318
6.000% due 02/25/2036 ^		5,242	4,772
6.000% due 03/25/2037		909	808
6.000% due 05/25/2037		382	353
Harborview Mortgage Loan Trust
0.371% due 09/19/2037		1,113	885
0.371% due 01/19/2038		1,429	1,139

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.335% due 06/19/2036 ^	$369	$268
HomeBanc Mortgage Trust
0.439% due 01/25/2036	962	793
5.477% due 04/25/2037 ^	318	252
IndyMac Mortgage Loan Trust
0.419% due 07/25/2035	112	97
0.449% due 06/25/2037 ^	367	109
2.485% due 07/25/2037	221	137
2.813% due 08/25/2036	146	100
2.946% due 06/25/2036	788	583
JPMorgan Alternative Loan Trust
0.289% due 09/25/2036 ^	1,639	1,251
0.319% due 03/25/2037	1,684	1,004
JPMorgan Chase Commercial Mortgage Securities Trust
2.083% due 11/15/2028	806	814
JPMorgan Mortgage Trust
2.347% due 07/27/2037	2,961	2,516
2.695% due 08/25/2035 ^	1,449	1,356
2.799% due 07/25/2035	228	225
2.891% due 04/25/2035	3,246	3,175
5.189% due 06/25/2037 ^	5,222	4,585
5.207% due 04/25/2036	222	197
5.254% due 07/25/2035	378	391
5.750% due 01/25/2036 ^	740	680
JPMorgan Resecuritization Trust
0.680% due 06/26/2036	1,446	1,430
0.680% due 03/26/2037	1,911	1,840
LB Mortgage Trust
8.529% due 01/20/2017	48	50
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,700	1,872
5.424% due 02/15/2040	740	821
5.866% due 09/15/2045	532	597
Lehman XS Trust
0.339% due 03/25/2047	1,192	797
0.359% due 07/25/2037	1,107	709
MASTR Adjustable Rate Mortgages Trust
0.419% due 05/25/2037	254	173
0.519% due 05/25/2047 ^	449	141
0.890% due 01/25/2047 ^	1,685	1,012
2.525% due 08/25/2034	89	89
2.723% due 11/25/2033	53	53
MASTR Alternative Loan Trust
0.579% due 03/25/2036	700	149
Merrill Lynch Alternative Note Asset Trust
2.842% due 06/25/2037 ^	341	213
Merrill Lynch Floating Trust
0.720% due 07/09/2021	1,800	1,774
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	3,414	3,128
1.666% due 10/25/2035	1,643	1,595
3.011% due 05/25/2034	655	640
4.989% due 12/25/2035	3,199	3,040
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	841
6.093% due 08/12/2049	300	339
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,200	1,336
5.760% due 04/12/2049	803	816
6.107% due 06/11/2049	3,400	3,817
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	95	87
2.373% due 07/25/2035	6,838	6,035
2.530% due 11/25/2037	1,977	1,513
6.000% due 10/25/2037 ^	9,463	7,357
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	316	318

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Opera Germany PLC
0.440% due 10/20/2014	EUR	841	$1,127
Prime Mortgage Trust
0.679% due 02/25/2035		$1,138	1,044
RBSGC Structured Trust
5.500% due 11/25/2035		4,861	4,166
RBSSP Resecuritization Trust
0.499% due 03/26/2037		2,763	2,630
0.680% due 09/26/2034		914	884
0.680% due 03/26/2036		1,046	1,027
0.680% due 04/26/2037		896	854
Residential Accredit Loans, Inc. Trust
0.279% due 05/25/2037		837	557
0.369% due 07/25/2036		401	293
0.379% due 12/25/2046 ^		497	189
0.409% due 05/25/2037 ^		332	55
3.076% due 03/25/2035 ^		911	733
3.246% due 02/25/2035		279	222
3.748% due 02/25/2036 ^		238	162
6.500% due 07/25/2036		1,142	918
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^		1,536	708
6.000% due 02/25/2036		718	573
6.250% due 09/25/2037		3,054	2,186
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^		453	367
3.354% due 02/25/2036 ^		1,222	1,060
6.000% due 10/25/2036		1,536	1,407
Salomon Brothers Mortgage Securities, Inc.
0.679% due 05/25/2032		28	26
Structured Adjustable Rate Mortgage Loan Trust
0.379% due 04/25/2047		1,656	1,134
2.498% due 09/25/2035		6,692	6,365
2.548% due 01/25/2035		665	609
2.588% due 01/25/2036 ^		27	26
2.708% due 09/25/2036 ^		2,735	1,681
5.276% due 03/25/2036 ^		213	179
Structured Asset Mortgage Investments Trust
0.399% due 05/25/2036		2,301	1,455
0.439% due 05/25/2046 ^		190	27
0.841% due 09/19/2032		68	66
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.204% due 07/25/2032		2	2
2.477% due 06/25/2033		635	629
5.500% due 12/25/2034		691	697
6.000% due 11/25/2034		933	940
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		2,989	2,952
Wachovia Mortgage Loan Trust LLC
2.639% due 08/20/2035		1,971	1,818
5.386% due 10/20/2035		249	245
WaMu Mortgage Pass-Through Certificates
0.439% due 11/25/2045		1,947	1,752
0.449% due 12/25/2045		1,724	1,563
0.499% due 08/25/2045		1,592	1,486
0.853% due 02/25/2047		1,213	963
0.903% due 06/25/2047		414	91
0.963% due 12/25/2046		555	515
1.033% due 10/25/2046		2,173	1,717
1.153% due 08/25/2046		5,035	4,288
1.159% due 02/25/2046		747	687
1.353% due 11/25/2042		5	5
1.553% due 06/25/2042		9	8
1.553% due 08/25/2042		10	10
2.204% due 02/27/2034		80	79
2.382% due 09/25/2036 ^		872	749

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	67

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.454% due 07/25/2046		$1,520	$1,386
2.454% due 10/25/2046		418	385
2.539% due 02/25/2037 ^		996	860
4.448% due 12/25/2036 ^		1,018	870
Washington Mutual MSC Mortgage Pass-Through Certificates
0.419% due 01/25/2047 ^		1,145	669
0.923% due 04/25/2047 ^		550	95
0.993% due 05/25/2047 ^		413	36
2.090% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
0.679% due 07/25/2037		436	368
2.494% due 09/25/2033		223	225
2.612% due 07/25/2036 ^		395	376
2.616% due 05/25/2036 ^		757	699
2.624% due 12/25/2034		353	358
2.630% due 10/25/2035		1,216	1,198
2.636% due 06/25/2035		1,271	1,288
2.640% due 04/25/2036		186	171
2.642% due 03/25/2036		2,931	2,919
2.693% due 07/25/2036 ^		1,031	929
2.719% due 04/25/2035		312	315
5.500% due 03/25/2036		4,221	4,312
5.750% due 05/25/2036		1,946	1,931
5.942% due 11/25/2037 ^		2,769	2,462
6.000% due 04/25/2037		2,018	1,936

Total Mortgage-Backed Securities (Cost $272,287)			289,720

ASSET-BACKED SECURITIES 1.9%
Accredited Mortgage Loan Trust
0.309% due 02/25/2037		1,595	1,450
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	806
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		153	155
7.001% due 09/20/2022		8,700	8,783
Argent Securities Trust
0.449% due 05/25/2036		801	287
Asset-Backed Funding Certificates Trust
0.339% due 01/25/2037		1,187	662
0.399% due 01/25/2037		5,080	2,858
Avoca CLO PLC
0.591% due 09/15/2021	EUR	4,258	5,688
Bear Stearns Asset-Backed Securities Trust
0.289% due 02/25/2037		$820	731
0.499% due 08/25/2036		6,734	6,653
0.669% due 09/25/2035		1,000	686
0.979% due 10/27/2032		36	33
1.179% due 10/25/2037		410	356
1.429% due 08/25/2037		2,082	1,719
Carrington Mortgage Loan Trust
0.639% due 06/25/2035		1,500	1,310
CIT Education Loan Trust
0.374% due 03/15/2026		3,500	3,440
Citigroup Mortgage Loan Trust, Inc.
0.429% due 08/25/2036		3,000	1,379
Countrywide Asset-Backed Certificates
0.329% due 02/25/2037		2,452	2,175
0.349% due 06/25/2047		2,000	1,534
0.359% due 07/25/2036		888	867
0.359% due 06/25/2047		2,000	1,543
0.429% due 04/25/2036		876	855
0.529% due 04/25/2036		1,000	942
0.564% due 11/25/2035		1,108	1,023
5.161% due 04/25/2036		2,002	1,725
5.493% due 10/25/2046		3,623	3,263

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.539% due 07/25/2036		$1,300	$1,091
5.595% due 08/25/2035		1,000	830
Denver Arena Trust
6.940% due 11/15/2019		82	84
EFS Volunteer LLC
1.064% due 07/26/2027		24,121	24,404
Fieldstone Mortgage Investment Trust
0.339% due 11/25/2036		1,802	957
First Franklin Mortgage Loan Trust
0.289% due 11/25/2036		50	50
0.419% due 10/25/2036		2,000	1,230
1.454% due 07/25/2034		1,000	816
Franklin CLO Ltd.
0.514% due 06/15/2018		4,442	4,372
GSAA Home Equity Trust
0.349% due 09/25/2036		2,021	1,003
0.479% due 03/25/2037		464	275
0.479% due 05/25/2047		549	375
GSAMP Trust
0.329% due 08/25/2036		1,585	1,001
Home Equity Asset Trust
0.459% due 08/25/2036		1,000	719
Home Equity Mortgage Loan Asset-Backed Trust
0.419% due 11/25/2036		2,000	1,067
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	733
JPMorgan Mortgage Acquisition Trust
0.239% due 03/25/2047		112	106
0.329% due 07/25/2036		1,872	886
Lehman XS Trust
0.409% due 06/25/2046 ^		30	1
Long Beach Mortgage Loan Trust
0.559% due 08/25/2045		1,000	864
Merrill Lynch Mortgage Investors Trust
0.249% due 04/25/2047		2,195	1,092
0.439% due 03/25/2037		2,500	1,274
0.489% due 12/25/2036		3,300	2,713
0.499% due 03/25/2037		1,000	514
Morgan Stanley ABS Capital, Inc.
0.269% due 01/25/2037		924	495
0.279% due 09/25/2036		10	6
0.319% due 10/25/2036		3,265	1,748
0.399% due 10/25/2036		1,979	1,070
Morgan Stanley Mortgage Loan Trust
0.539% due 04/25/2037		425	204
5.726% due 10/25/2036 ^		381	232
Moselle CLO S.A.
0.472% due 01/06/2020	EUR	1,606	2,156
Nelnet Student Loan Trust
0.979% due 12/27/2039		$2,471	2,497
New Century Home Equity Loan Trust
0.459% due 10/25/2035		717	701
0.509% due 02/25/2036		1,400	1,165
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.559% due 12/25/2035		2,000	1,606
RAAC Series
0.349% due 11/25/2036		557	555
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		981	539
Residential Asset Securities Corp. Trust
0.329% due 08/25/2036		1,241	1,162
0.339% due 06/25/2036		1,310	1,218
0.629% due 09/25/2035		2,000	1,908
Securitized Asset-Backed Receivables LLC Trust
0.239% due 12/25/2036 ^		254	83

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SG Mortgage Securities Trust
0.389% due 10/25/2036		$2,000	$911
SLM Student Loan Trust
1.582% due 08/15/2025		3,876	3,908
Soundview Home Loan Trust
0.439% due 02/25/2037		1,890	827
Specialty Underwriting & Residential Finance Trust
0.479% due 12/25/2036		1,500	993
Structured Asset Investment Loan Trust
0.329% due 09/25/2036		683	469
0.339% due 05/25/2036		1,112	801
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.683% due 04/25/2035		250	237
Venture CDO Ltd.
0.496% due 01/20/2022		2,200	2,147

Total Asset-Backed Securities (Cost $120,791)			125,018

SOVEREIGN ISSUES 8.7%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	25,700	30,726
4.000% due 08/20/2020		25,700	44,056
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	500	668
Autonomous Community of Madrid
4.200% due 09/24/2014		16,500	22,909
4.305% due 03/06/2014		11,800	16,184
Autonomous Community of Valencia
3.250% due 07/06/2015		150	201
Bahrain Government International Bond
5.500% due 03/31/2020		$6,700	6,725
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,700	11,764
4.125% due 09/15/2017	EUR	2,600	3,645
5.500% due 07/12/2020		$400	412
6.369% due 06/16/2018		1,000	1,087
6.500% due 06/10/2019		1,000	1,087
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		770	816
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	26,700	28,821
10.000% due 01/01/2014		10,413	4,709
10.000% due 01/01/2017		37,919	16,573
10.000% due 01/01/2021		12,670	5,308
10.000% due 01/01/2023		1,550	638
Colombia Government International Bond
8.125% due 05/21/2024		$6,500	8,426
10.375% due 01/28/2033		275	415
11.750% due 02/25/2020		725	1,049
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,580
9.995% due 08/01/2020		500	638
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,189
5.250% due 07/29/2014		6,625	6,844
Hong Kong SAR Government Bond
5.125% due 08/01/2014		750	778
Indonesia Government International Bond
5.875% due 03/13/2020		24,600	25,984
6.625% due 02/17/2037		2,600	2,658
6.750% due 03/10/2014		5,800	5,933
6.875% due 03/09/2017		11,300	12,543
6.875% due 01/17/2018		4,500	5,029
7.250% due 04/20/2015		500	539
7.500% due 01/15/2016		100	111

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 10/12/2035		$3,800	$4,636
11.625% due 03/04/2019		6,900	9,237
Kommunalbanken A/S
2.375% due 01/19/2016		1,700	1,766
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,800	4,030
Mexico Government International Bond
6.050% due 01/11/2040		300	330
6.750% due 09/27/2034		3,900	4,641
7.250% due 12/15/2016	MXN	58,200	4,836
8.300% due 08/15/2031		$200	274
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	17,400	20,097
Panama Government International Bond
6.700% due 01/26/2036		$100	115
7.125% due 01/29/2026		1,000	1,230
7.250% due 03/15/2015		10,225	11,120
8.875% due 09/30/2027		2,700	3,733
Peru Government International Bond
7.125% due 03/30/2019		500	609
8.375% due 05/03/2016		4,000	4,640
8.750% due 11/21/2033		6,600	9,537
Philippines Government International Bond
6.500% due 01/20/2020		2,100	2,475
9.500% due 10/21/2024		1,700	2,405
Poland Government International Bond
6.375% due 07/15/2019		250	292
Qatar Government International Bond
4.000% due 01/20/2015		1,600	1,664
4.500% due 01/20/2022		350	375
5.250% due 01/20/2020		10,500	11,839
6.400% due 01/20/2040		5,600	6,552
Russia Government International Bond
7.500% due 03/31/2030		45,743	53,999
12.750% due 06/24/2028		400	690
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	73,100	7,599
Turkey Government International Bond
5.625% due 03/30/2021		$24,700	25,787
6.750% due 04/03/2018		11,600	12,835
6.750% due 05/30/2040		7,800	8,192
6.875% due 03/17/2036		3,700	3,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 03/11/2019	$2,900	$3,278
7.250% due 03/05/2038	2,900	3,232
7.500% due 11/07/2019	4,100	4,752
Uruguay Government International Bond
4.500% due 08/14/2024	7,834	7,971
7.625% due 03/21/2036	1,100	1,391
Venezuela Government International Bond
7.000% due 03/31/2038	2,700	1,775
7.650% due 04/21/2025	2,700	1,957
7.750% due 10/13/2019	1,300	1,087
8.250% due 10/13/2024	13,300	10,075
9.250% due 05/07/2028	19,800	15,642
9.375% due 01/13/2034	14,650	11,647
Vietnam Government International Bond
4.000% due 03/12/2028	9,667	8,529
6.875% due 01/15/2016	3,000	3,199
Zambia Government International Bond
5.375% due 09/20/2022	210	185

Total Sovereign Issues (Cost $568,080)		569,246

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)	157,773	0

Total Common Stocks (Cost $845)		0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2013 (e)	3,000	2,867

Total Preferred Securities (Cost $2,824)		2,867

EXCHANGE-TRADED FUNDS 0.0%
iShares MSCI Brazil Capped Index Fund	25,700	1,231

Total Exchange-Traded Funds (Cost $1,375)		1,231

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS (f) 1.7%
		$114,296

U.S. TREASURY BILLS 0.1%
0.036% due 01/02/2014 - 05/29/2014 (d)(l)	$6,227	6,226

Total Short-Term Instruments (Cost $120,522)		120,522

Total Investments in Securities (Cost $6,976,052)		7,074,570

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio	2,468,280	24,700

Total Short-Term Instruments (Cost $24,700)		24,700

Total Investments in Affiliates (Cost $24,700)		24,700

Total Investments 108.4% (Cost $7,000,752)		$7,099,270

Financial Derivative Instruments (i)(k) (0.6%) (Cost or Premiums, net $(5,060))		(37,516)

Other Assets and Liabilities, net (7.8%)		(512,955)

Net Assets 100.0%		$6,548,799

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity, date shown represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	69

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.070%	09/30/2013	10/01/2013	$100,600	U.S. Treasury Bonds 3.125% due 11/15/2041	$(51,215)	$100,600	$100,600
					U.S. Treasury Notes 0.375% due 08/31/2015	(51,322)
BOS	0.080%	09/30/2013	10/01/2013	4,400	U.S. Treasury Notes 0.250% due 09/30/2015	(4,490)	4,400	4,400
SAL	(0.450%)	09/30/2013	10/02/2013	5,040	California State, General Obligation Bonds, (BABs), Series 2009 7.300% due 10/01/2039	(4,995)	5,040	5,040
	(0.450%)	10/02/2013	10/02/2014	4,256	California State, General Obligation Bonds, (BABs), Series 2009 7.300% due 10/01/2039	(4,218)	4,256	4,256

Total Repurchase Agreements						$(116,240)	$114,296	$114,296

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	05/16/2013	05/15/2015	$(394)	$(392)
BSN	(0.050%)	09/26/2013	10/03/2013	(5,528)	(5,528)
	0.030%	09/27/2013	10/11/2013	(110,550)	(110,550)
GRE	0.030%	09/27/2013	10/04/2013	(124,118)	(124,118)
JPS	(0.030%)	09/18/2013	10/02/2013	(14,925)	(14,925)

Total Reverse Repurchase Agreements					$(255,513)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(0.050%)	09/30/2013	10/01/2013	$(100,765)	$(100,765)
GSC	(0.060%)	09/18/2013	10/02/2013	(9,746)	(9,746)

Total Sale-Buyback Transactions					$(110,511)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $31,737 at a weighted average interest rate of (0.113%).

SHORT SALES:

(g)	Securities with an aggregate market value of $248 have been pledged as collateral as of September 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
California State, General Obligation Bonds, (BABs), Series 2009	7.300%	10/01/2039	$40,445	$(53,316)	$(52,416)
U.S. Treasury Notes	2.000%	07/31/2020	10,000	(10,037)	(10,061)

Total Short Sales				$(63,353)	$(62,477)

(3)	Market value includes $1,510 of interest payable on short sales.

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(h)	Securities with an aggregate market value of $366,750 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$100,600	$(392)	$0	$0	$100,208	$(102,132)	$(1,924)
BOS	4,400	0	0	0	4,400	(4,490)	(90)
BSN	0	(116,078)	0	0	(116,078)	116,009	(69)
GRE	0	(124,118)	0	0	(124,118)	124,041	(77)
JPS	0	(14,925)	0	0	(14,925)	15,105	180
SAL	9,296	0	0	0	9,296	(9,213)	83

Master Securities Forward Transactions Agreement
BCY	0	0	(100,765)	(62,477)	(163,242)	0	(163,242)
DEU	0	0	0	0	0	(800)	(800)
FOB	0	0	0	0	0	(270)	(270)
GSC	0	0	(9,746)	0	(9,746)	9869	123
MSC	0	0	0	0	0	(60)	(60)

Prime Brokerage Agreement
FOB	0	0	0	0	0	248	248

Total Borrowings and Other Financing Transactions	$114,296	$(255,513)	$(110,511)	$(62,477)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	719	$(529)	$22	$0
90-Day Eurodollar June Futures	Long	06/2015	654	277	41	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	344	8	0	(20)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	344	86	15	0

Total Futures Contracts				$(158)	$78	$(20)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$26,400	$2,165	$(169)	$8	$(587)
CDX.EM-20 5-Year Index	5.000%	12/20/2018	67,800	6,628	(686)	18	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	54,400	3,218	590	0	(26)
CDX.HY-21 5-Year Index	5.000%	12/20/2018	2,200	101	3	0	(1)

				$12,112	$(262)	$26	$(614)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	71

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	$	252,400	$(3,216)	$(8,212)	$0	$(159)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	1,000	63	49	1	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		45,000	(439)	(168)	199	0
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	17,569	11,510	185	0

						$13,977	$3,179	$385	$(159)

Total Swap Agreements						$26,089	$2,917	$411	$(773)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(j)	Securities with an aggregate market value of $30,383 and cash of $6,127 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$78	$411	$489	$0	$(20)	$(773)	$(793)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	274,316	$		367,020	$0	$(4,089)
	10/2013	$		8,809		JPY	870,975	53	0

BRC	10/2013		EUR	31,132	$		41,195	0	(922)
	10/2013		GBP	6,164			9,548	0	(431)
	10/2013		KRW	3,517,275			3,029	0	(239)
	10/2013		RUB	102,577			3,076	0	(87)
	10/2013	$		3,477		EUR	2,620	68	0
	10/2013			203,101		GBP	126,527	1,733	0
	10/2013			19,376		KRW	22,640,306	1,662	0
	11/2013		GBP	126,527	$		203,051	0	(1,730)
	11/2013	$		1,227		EUR	910	4	0
	11/2013			976		PLN	3,132	25	0

CBK	10/2013			1,028		AUD	1,091	0	(11)
	10/2013			2,054		EUR	1,538	27	0
	10/2013			763		IDR	8,045,838	0	(71)

DUB	10/2013		RUB	292,799	$		8,950	0	(79)
	10/2013	$		101,614		AUD	108,442	0	(448)
	10/2013			7,599		ZAR	73,284	0	(307)
	10/2013		ZAR	73,284	$		7,318	27	0
	11/2013		AUD	108,442			101,393	447	0
	01/2014		ZAR	73,284			7,493	308	0

FBF	10/2013		BRL	127,631			57,234	0	(354)
	10/2013		GBP	120,363			186,618	0	(8,238)
	10/2013	$		53,595		BRL	127,631	3,992	0
	10/2013			8,816		IDR	97,053,970	0	(463)
	11/2013		BRL	268,600	$		115,686	0	(4,563)
	01/2014		IDR	44,458,253			3,800	77	0

GLM	10/2013		EUR	7,069			9,446	0	(117)
	10/2013	$		1,494		EUR	1,104	0	0
	10/2013			3,929		IDR	44,458,254	0	(102)
	10/2013			16,715		THB	538,560	487	0
	12/2013		IDR	44,458,254	$		3,859	94	0
	01/2014		THB	538,560			16,627	0	(486)

HUS	10/2013		AUD	440			404	0	(6)
	10/2013		RUB	1,759,456			53,850	0	(406)
	10/2013	$		11,051		IDR	114,746,544	0	(1,175)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	10/2013		KRW	5,040,491	$		4,346	$0	$(338)
	10/2013	$		4,395		IDR	49,798,871	0	(109)
	10/2013			70,123		RUB	2,228,629	0	(1,400)
	11/2013		IDR	44,458,254	$		3,885	78	0
	12/2013		MXN	43,270			3,264	0	(22)

MSC	10/2013		BRL	127,631			56,287	0	(1,300)
	10/2013		RUB	75,015			2,300	0	(13)
	10/2013	$		57,234		BRL	127,631	354	0
	11/2013			55,892			127,631	1,247	0

RBC	10/2013		AUD	109,093	$		97,453	0	(4,320)

RYL	11/2013	$		1,148		GBP	712	4	0
	04/2014			4,076		CNY	25,000	0	(25)

SCX	10/2013			8,989		IDR	93,965,269	0	(902)

UAG	10/2013		IDR	513,871,919	$		47,802	3,574	0
	10/2013		KRW	14,256,930			12,300	0	(948)
	10/2013		THB	538,560			17,379	177	0
	10/2013	$		414,333		EUR	307,255	1,337	0
	10/2013			10,234		IDR	105,803,173	0	(1,128)
	10/2013			38		RUB	1,218	0	0
	11/2013		EUR	307,255	$		414,368	0	(1,336)
	01/2014		RUB	1,218			37	0	0
	04/2014		CNY	25,000			3,924	0	(128)

Total Forward Foreign Currency Contracts								$15,775	$(36,293)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	89,500	$(167)	$(94)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		89,500	(199)	(109)

BRC	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		24,400	(46)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	8,700	(48)	(65)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	92,400	(168)	(98)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		92,400	(188)	(113)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		55,800	(51)	(15)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		31,400	(50)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	13,800	(81)	(103)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	74,600	(404)	(36)

MYC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	10,300	(76)	(77)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	3,300	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,300	(6)	(4)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		32,500	(31)	(9)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		32,500	(53)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$	61,800	(412)	(289)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		61,800	(606)	(291)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		79,200	(444)	(38)

								$(3,036)	$(1,358)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	88,000	$(69)	$(62)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		148,000	(433)	(136)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		70,000	(152)	(40)

BPS	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		100,000	(260)	(92)

CBK	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		60,000	(198)	(55)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		195,000	(648)	(180)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		70,000	(138)	(40)

							$(1,898)	$(605)

Total Written Options							$(4,934)	$(1,963)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at 03/31/2013	55,839	$1,730,000	EUR	1,453,200	GBP	156,300	$(25,208)
Sales	0	1,891,800		176,600		32,800	(8,017)
Closing Buys	(55,839)	(1,079,400)		(194,300)		(65,200)	18,466
Expirations	0	(599,200)		(888,500)		0	4,734
Exercised	0	(934,800)		0		(91,100)	5,091

Balance at 09/30/2013	0	$1,008,400	EUR	547,000	GBP	32,800	$(4,934)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	1.907%	$ 5,000	$0	$234	$234	$0
	Con-way, Inc.	(1.834%	)	03/20/2018	1.482%	5,000	0	(78)	0	(78)
	Springleaf Finance Corp.	(1.370%	)	12/20/2017	3.246%	2,500	0	177	177	0

BRC	FBG Finance Ltd.	(1.600%	)	06/20/2015	0.160%	1,000	0	(25)	0	(25)
	Marsh & McLennan Cos., Inc.	(0.760%	)	09/20/2015	0.189%	5,000	0	(58)	0	(58)

DUB	PulteGroup, Inc.	(1.000%	)	03/20/2014	0.265%	10,500	327	(367)	0	(40)

GST	Limited Brands, Inc.	(2.410%	)	09/20/2017	1.350%	2,000	0	(83)	0	(83)

RYL	Springleaf Finance Corp.	(1.300%	)	12/20/2017	3.246%	2,500	0	184	184	0

UAG	CSX Corp.	(0.880%	)	06/20/2017	0.238%	5,000	0	(120)	0	(120)

							$327	$(136)	$595	$(404)

CREDIT DEFAULT SWAPS ON CORPORATE, LOAN, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.672%	$	1,200	$2	$2	$4	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,200	(6)	7	1	0
	China Government International Bond	1.000%	09/20/2016	0.456%		3,100	16	35	51	0
	El Paso LLC	5.000%	09/20/2014	0.442%		400	(30)	48	18	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.320%		4,000	716	7	723	0
	Lafarge S.A.	1.000%	03/20/2018	2.267%	EUR	12,400	(1,102)	214	0	(888)
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%	$	1,500	28	109	137	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.832%		2,000	(12)	199	187	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		3,800	8	5	13	0
	Russia Government International Bond	1.000%	03/20/2018	1.584%		27,600	(609)	(72)	0	(681)

BPS	Brazil Government International Bond	1.000%	06/20/2017	1.440%		1,590	(28)	3	0	(25)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		700	(13)	0	0	(13)
	Brazil Government International Bond	1.000%	03/20/2018	1.599%		3,700	(45)	(49)	0	(94)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		7,700	(103)	(121)	0	(224)
	China Government International Bond	1.000%	09/20/2015	0.299%		2,900	27	15	42	0
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		2,335	(90)	11	0	(79)
	Jaguar Land Rover PLC	5.000%	03/20/2018	2.519%	EUR	7,700	859	236	1,095	0
	Lafarge S.A.	1.000%	03/20/2018	2.267%		2,100	(185)	35	0	(150)
	Mexico Government International Bond	1.000%	06/20/2017	0.926%	$	2,490	(31)	39	8	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		259	(5)	5	0	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.832%		2,300	(23)	238	215	0
	Philippines Government International Bond	1.000%	09/20/2015	0.460%		2,300	(52)	78	26	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		3,550	(104)	123	19	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		6,850	(437)	337	0	(100)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		1,600	(45)	11	0	(34)
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		7,095	(951)	83	0	(868)

BRC	Ally Financial, Inc.	5.000%	03/20/2020	2.678%		5,340	906	(217)	689	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.267%	EUR	2,800	(421)	471	50	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%	$	1,600	(7)	3	0	(4)
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		500	(12)	5	0	(7)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		8,800	(166)	(91)	0	(257)
	Brazil Government International Bond	1.000%	03/20/2023	2.142%		2,800	(151)	(100)	0	(251)
	China Government International Bond	1.000%	09/20/2015	0.299%		4,000	38	19	57	0
	China Government International Bond	1.000%	09/20/2016	0.456%		5,000	26	56	82	0

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Continental AG	5.000%	12/20/2013	0.103%	EUR	2,200	$103	$(65)	$38	$0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	1.599%	$	1,500	282	8	290	0
	Indonesia Government International Bond	1.000%	06/20/2022	3.200%		22,200	(2,654)	(683)	0	(3,337)
	Jaguar Land Rover PLC	5.000%	03/20/2018	2.519%	EUR	1,000	105	37	142	0
	Lafarge S.A.	1.000%	03/20/2018	2.267%		1,000	(88)	17	0	(71)
	Mexico Government International Bond	1.000%	06/20/2017	0.926%	$	13,500	(305)	346	41	0
	Peru Government International Bond	1.000%	09/20/2018	1.443%		12,100	(301)	51	0	(250)
	Schaeffler Finance BV	5.000%	03/20/2018	2.328%	EUR	15,400	1,308	1,071	2,379	0
	Seagate Technology Holdings	5.000%	03/20/2018	1.394%	$	800	55	71	126	0
	Seagate Technology Holdings	5.000%	06/20/2018	1.513%		400	24	40	64	0
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		3,360	(123)	52	0	(71)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		360	(13)	4	0	(9)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.464%		500	(55)	78	23	0
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		800	(129)	31	0	(98)

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,600	(10)	11	1	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		15,300	(60)	19	0	(41)
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		1,000	(12)	(4)	0	(16)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		27,200	(344)	(450)	0	(794)
	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	1.212%		13,000	0	1,466	1,466	0
	China Government International Bond	1.000%	09/20/2015	0.299%		1,400	13	7	20	0
	China Government International Bond	1.000%	09/20/2016	0.456%		7,000	36	79	115	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%		600	(15)	22	7	0
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		2,605	(101)	14	0	(87)
	Indonesia Government International Bond	1.000%	06/20/2022	3.200%		16,800	(2,036)	(489)	0	(2,525)
	Indonesia Government International Bond	1.000%	06/20/2023	3.278%		5,700	(524)	(422)	0	(946)
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		9,900	(76)	153	77	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		700	(7)	8	1	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		6,000	(9)	(8)	0	(17)
	Philippines Government International Bond	1.000%	09/20/2015	0.460%		4,900	(110)	164	54	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		2,600	(90)	104	14	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		700	(15)	18	3	0
	Philippines Government International Bond	1.770%	12/20/2017	0.957%		5,200	0	176	176	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		2,200	(101)	69	0	(32)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		2,350	(116)	75	0	(41)
	Russia Government International Bond	1.000%	03/20/2018	1.584%		35,000	(348)	(516)	0	(864)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		1,300	(35)	7	0	(28)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		1,050	(18)	(8)	0	(26)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.464%		2,100	(234)	330	96	0
	United Kingdom Gilt	1.000%	06/20/2015	0.091%		3,200	26	25	51	0
	United Kingdom Gilt	1.000%	06/20/2016	0.166%		5,800	72	62	134	0
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		1,635	(189)	(11)	0	(200)
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		391	(59)	8	0	(51)

DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.940%		14,000	44	(4)	40	0
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		9,400	(146)	(128)	0	(274)
	Export-Import Bank of China	1.000%	09/20/2017	0.778%		500	(19)	24	5	0
	France Government Bond	0.250%	09/20/2015	0.205%		700	(26)	26	0	0
	France Government Bond	0.250%	03/20/2016	0.263%		7,200	(256)	254	0	(2)
	Gazprom Via Gaz Capital S.A.	1.490%	09/20/2017	2.044%		5,000	0	(103)	0	(103)
	Mexico Government International Bond	1.000%	12/20/2016	0.813%		5,900	(147)	184	37	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		600	9	46	55	0
	Peru Government International Bond	1.000%	09/20/2018	1.443%		4,300	(83)	(6)	0	(89)
	Philippines Government International Bond	2.500%	09/20/2017	0.912%		4,500	0	281	281	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		3,400	(211)	161	0	(50)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		1,125	(66)	46	0	(20)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		1,320	(46)	18	0	(28)
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		1,035	(156)	21	0	(135)

FBF	Biomet, Inc.	8.000%	03/20/2014	0.434%		1,473	0	56	56	0
	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.478%		10,300	(326)	541	215	0
	China Government International Bond	1.000%	09/20/2016	0.456%		6,000	30	69	99	0
	Citigroup, Inc.	1.000%	03/20/2018	0.895%		9,600	(37)	84	47	0
	El Paso LLC	5.000%	09/20/2014	0.442%		6,300	(466)	757	291	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%		800	(20)	29	9	0
	HCA, Inc.	5.000%	03/20/2014	0.587%		880	(132)	152	20	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.943%		1,000	(15)	86	71	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		2,400	39	180	219	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Russia Government International Bond	1.000%	09/20/2017	1.465%	$	2,900	$(106)	$55	$0	$(51)
	South Africa Government International Bond	1.000%	12/20/2020	2.270%		2,150	(83)	(91)	0	(174)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.464%		2,400	(270)	380	110	0
	United Kingdom Gilt	1.000%	09/20/2015	0.102%		2,300	24	18	42	0
	Univision Communications, Inc.	5.000%	09/20/2019	2.581%		1,000	(110)	244	134	0
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		1,740	(274)	47	0	(227)

GST	AES Corp.	5.000%	09/20/2016	1.269%		8,300	333	586	919	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.565%		4,100	(133)	199	66	0
	Bank of America Corp.	1.000%	03/20/2018	0.952%		40,000	(421)	517	96	0
	Brazil Government International Bond	1.000%	09/20/2014	0.672%		1,100	1	3	4	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,200	(6)	7	1	0
	Brazil Government International Bond	1.000%	09/20/2016	1.261%		24,000	(792)	616	0	(176)
	Brazil Government International Bond	1.000%	12/20/2016	1.314%		9,000	(390)	304	0	(86)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		450	(11)	2	0	(9)
	Brazil Government International Bond	1.000%	03/20/2018	1.599%		7,000	(85)	(92)	0	(177)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		32,000	(590)	(344)	0	(934)
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	0.972%		6,000	0	251	251	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%		800	(26)	35	9	0
	France Government Bond	0.250%	03/20/2016	0.263%		6,800	(227)	226	0	(1)
	Frontier Communications Corp.	5.000%	06/20/2019	4.306%		125	(14)	18	4	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.574%		4,000	(657)	837	180	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		900	(34)	18	0	(16)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		30,000	(595)	804	209	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	0.884%		1,000	0	72	72	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		9,000	186	636	822	0
	NRG Energy, Inc.	5.000%	09/20/2017	2.750%		4,200	(200)	561	361	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		2,725	(142)	102	0	(40)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		30,000	(1,233)	706	0	(527)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		675	(19)	3	0	(16)
	South Africa Government International Bond	1.000%	03/20/2020	2.180%		15,000	(922)	(108)	0	(1,030)
	Univision Communications, Inc.	5.000%	09/20/2019	2.581%		4,150	(457)	1,012	555	0
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		1,305	(165)	6	0	(159)

HUS	Brazil Government International Bond	1.000%	09/20/2016	1.261%		2,000	(70)	55	0	(15)
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		9,350	(176)	30	0	(146)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		30,100	(428)	(449)	0	(877)
	Brazil Government International Bond	1.000%	03/20/2023	2.142%		50	(3)	(2)	0	(5)
	China Government International Bond	1.000%	09/20/2015	0.299%		1,100	10	5	15	0
	China Government International Bond	1.000%	09/20/2016	0.456%		1,000	(26)	42	16	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%		900	(7)	24	17	0
	Fiat Finance & Trade S.A.	5.000%	03/20/2018	4.261%	EUR	4,300	(114)	294	180	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%	$	4,250	(92)	62	0	(30)
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		11,235	(468)	90	0	(378)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		1,441	(55)	(2)	0	(57)
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		4,900	(47)	85	38	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		8,980	(138)	165	27	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		5,300	(134)	163	29	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		240	(8)	9	1	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%		1,000	(2)	19	17	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		18,375	(999)	731	0	(268)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		650	(41)	29	0	(12)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		13,085	(437)	160	0	(277)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		2,131	(40)	(13)	0	(53)
	South Africa Government International Bond	1.000%	03/20/2023	2.458%		750	(78)	(7)	0	(85)
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		11,435	(1,335)	(65)	0	(1,400)
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		1,050	(130)	(7)	0	(137)

JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		1,200	36	64	100	0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		10,000	(94)	91	0	(3)
	Brazil Government International Bond	1.000%	12/20/2017	1.536%		17,000	0	(365)	0	(365)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		9,100	(162)	(103)	0	(265)
	France Government Bond	0.250%	09/20/2015	0.205%		1,000	(35)	36	1	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		6,250	(130)	86	0	(44)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		1,740	(57)	(12)	0	(69)
	Mexico Government International Bond	0.920%	03/20/2016	0.700%		650	0	4	4	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		870	(18)	20	2	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		450	(7)	8	1	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		1,160	(23)	27	4	0

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	$	1,000	$(2)	$20	$18	$0

MYC	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,200	(7)	8	1	0
	Brazil Government International Bond	1.470%	02/20/2017	1.364%		700	0	4	4	0
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		1,160	(20)	(2)	0	(22)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		29,500	(506)	(354)	0	(860)
	China Government International Bond	1.000%	09/20/2015	0.299%		3,100	25	19	44	0
	China Government International Bond	1.000%	09/20/2016	0.456%		8,300	41	95	136	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.286%		1,000	(7)	27	20	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.300%		6,500	1,170	10	1,180	0
	France Government Bond	0.250%	09/20/2016	0.331%		4,300	(203)	193	0	(10)
	Kinder Morgan Energy Partners LP	1.000%	03/20/2018	0.812%		1,319	(48)	59	11	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		1,160	(8)	10	2	0
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.568%		13,000	0	1,193	1,193	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.832%		4,800	(30)	479	449	0
	Peru Government International Bond	1.960%	10/20/2016	1.069%		600	0	21	21	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%		4,100	(141)	81	0	(60)
	Philippines Government International Bond	2.440%	09/20/2017	0.912%		300	0	18	18	0
	South Africa Government International Bond	1.000%	12/20/2020	2.270%		4,500	(147)	(216)	0	(363)

RYL	China Government International Bond	1.000%	09/20/2015	0.299%		4,000	37	20	57	0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		5,000	(79)	120	41	0

UAG	Brazil Government International Bond	1.000%	06/20/2017	1.440%		2,240	(49)	14	0	(35)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		499	(14)	5	0	(9)
	Continental AG	5.000%	12/20/2013	0.103%	EUR	4,200	214	(143)	71	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%	$	300	(10)	13	3	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		14,000	(579)	326	0	(253)
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		5,795	(272)	77	0	(195)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		1,035	(46)	5	0	(41)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		17,900	(324)	449	125	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		2,240	(40)	47	7	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		240	(6)	6	0	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.943%		500	(8)	44	36	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		1,000	19	73	92	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		3,130	(117)	134	17	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		709	(20)	23	3	0
	Qatar Government International Bond	1.000%	12/20/2014	0.200%		2,100	(30)	51	21	0
	Rio Tinto Finance USA Ltd.	1.000%	06/20/2014	0.237%		200	(2)	3	1	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		2,800	(176)	136	0	(40)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		1,305	(39)	11	0	(28)
	Sprint Nextel Corp.	1.000%	09/20/2017	2.836%		3,100	(469)	257	0	(212)
	Sprint Nextel Corp.	1.000%	06/20/2019	4.008%		3,400	(615)	110	0	(505)

							$(25,419)	$18,835	$18,038	$(24,622)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BOA	CDX.EM-18 5-Year Index	5.000%	12/20/2017	$15,600	$ 2,149	$(935)	$1,214	$0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	34,200	3,786	(447)	3,339	0

BPS	CDX.EM-18 5-Year Index	5.000%	12/20/2017	535	72	(31)	41	0

BRC	CDX.EM-18 5-Year Index	5.000%	12/20/2017	7,100	886	(337)	549	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	12,100	1,351	(170)	1,181	0

CBK	CDX.EM-20 5-Year Index	5.000%	12/20/2018	1,300	138	(11)	127	0

DUB	CDX.EM-17 5-Year Index	5.000%	06/20/2017	9,900	1,341	(638)	703	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	7,500	611	(2)	609	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	48,900	5,375	(602)	4,773	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$1,800	$247	$(119)	$128	$0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018	500	40	0	40	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	9,500	1,007	(80)	927	0

HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	11,350	990	(67)	923	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	16,900	1,776	(126)	1,650	0

JPM	CDX.EM-17 5-Year Index	5.000%	06/20/2017	11,000	1,226	(445)	781	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	12,200	1,287	(96)	1,191	0

MYC	CDX.EM-17 5-Year Index	5.000%	06/20/2017	27,915	3,769	(1,784)	1,985	0

UAG	CDX.EM-18 5-Year Index	5.000%	12/20/2017	6,500	910	(404)	506	0

					$ 26,961	$(6,294)	$20,667	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	262,900	$41	$(6,869)	$0	$(6,828)

BRC	Pay	1-Year BRL-CDI	8.180%	01/02/2017		67,200	(90)	(1,869)	0	(1,959)
	Pay	28-Day MXN-TIIE	5.800%	06/08/2016	MXN	445,800	53	1,191	1,244	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,502,000	345	3,232	3,577	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		701,000	(514)	680	166	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		103,000	(19)	189	170	0

DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	423,300	(493)	(11,366)	0	(11,859)
	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	60,600	136	3,667	3,803	0

GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	118,600	46	(3,273)	0	(3,227)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	7,000	(1)	13	12	0

HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	448,500	(4)	(12,233)	0	(12,237)
	Pay	28-Day MXN-TIIE	5.800%	06/08/2016	MXN	445,800	29	1,215	1,244	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		250,000	89	506	595	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		821,000	(536)	731	195	0

JPM	Pay	1-Year BRL-CDI	8.210%	01/02/2017	BRL	114,000	(247)	(3,030)	0	(3,277)

MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	248,000	62	529	591	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		454,000	(354)	462	108	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	49,400	(185)	(1,242)	0	(1,427)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	440,000	(353)	457	104	0

							$(1,995)	$(27,010)	$11,809	$(40,814)

Total Swap Agreements							$(126)	$(14,605)	$51,109	$(65,840)

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(l)	Securities with an aggregate market value of $43,977 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$53	$0	$6,098	$6,151	$(4,089)	$(441)	$(8,475)	$(13,005)	$(6,854)	$7,978	$1,124
BPS	0	0	1,446	1,446	0	(92)	(1,587)	(1,679)	(233)	0	(233)
BRC	3,492	0	10,868	14,360	(3,409)	(69)	(6,397)	(9,875)	4,485	(4,780)	(295)
CBK	27	0	2,342	2,369	(82)	(55)	(5,668)	(5,805)	(3,436)	2,828	(608)
DUB	782	0	10,306	11,088	(834)	(334)	(12,600)	(13,768)	(2,680)	331	(2,349)
FBF	4,069	0	1,313	5,382	(13,618)	0	(452)	(14,070)	(8,688)	6,345	(2,343)
GLM	581	0	12	593	(705)	0	(3,227)	(3,932)	(3,339)	3,290	(49)
GST	0	0	4,644	4,644	0	0	(3,254)	(3,254)	1,390	(1,770)	(380)
HUS	0	0	4,947	4,947	(1,587)	0	(15,977)	(17,564)	(12,617)	12,867	250
JPM	78	0	2,102	2,180	(1,869)	(36)	(4,023)	(5,928)	(3,748)	4,045	297
MSC	1,601	0	0	1,601	(1,313)	0	0	(1,313)	288	(285)	3
MYC	0	0	5,763	5,763	0	(297)	(1,315)	(1,612)	4,151	(4,450)	(299)
RBC	0	0	0	0	(4,320)	0	0	(4,320)	(4,320)	4,161	(159)
RYL	4	0	282	286	(25)	(601)	0	(626)	(340)	398	58
SCX	0	0	0	0	(902)	0	0	(902)	(902)	652	(250)
UAG	5,088	0	986	6,074	(3,540)	(38)	(2,865)	(6,443)	(369)	913	544

Total Over the Counter	$15,775	$0	$51,109	$66,884	$(36,293)	$(1,963)	$(65,840)	$(104,096)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$78	$78
Swap Agreements	0	26	0	0	385	411

	$0	$26	$0	$0	$463	$489

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,775	$0	$15,775
Swap Agreements	0	39,300	0	0	11,809	51,109

	$0	$39,300	$0	$15,775	$11,809	$66,884

	$0	$39,326	$0	$15,775	$12,272	$67,373

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$20	$20
Swap Agreements	0	614	0	0	159	773

	$0	$614	$0	$0	$179	$793

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,293	$0	$36,293
Written Options	0	605	0	0	1,358	1,963
Swap Agreements	0	25,026	0	0	40,814	65,840

	$0	$25,631	$0	$36,293	$42,172	$104,096

	$0	$26,245	$0	$36,293	$42,351	$104,889

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	79

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$11,654	$0	$0	$11,654
Written Options	0	0	(9,524)	0	0	(9,524)
Futures	0	0	0	0	(28,411)	(28,411)
Swap Agreements	0	18,106	0	0	(14,132)	3,974

	$0	$18,106	$2,130	$0	$(42,543)	$(22,307)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,226	$0	$25,226
Written Options	0	957	0	2,713	5,432	9,102
Swap Agreements	0	9,934	0	0	1,033	10,967

	$0	$10,891	$0	$27,939	$6,465	$45,295

	$0	$28,997	$2,130	$27,939	$(36,078)	$22,988

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$4,669	$0	$0	$4,669
Written Options	0	0	750	0	0	750
Futures	0	0	0	0	(1,670)	(1,670)
Swap Agreements	0	(11,210)	0	0	(14,218)	(25,428)

	$0	$(11,210)	$5,419	$0	$(15,888)	$(21,679)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(42,611)	$0	$(42,611)
Written Options	0	875	0	(1,167)	(3,427)	(3,719)
Swap Agreements	0	(9,306)	0	0	(25,079)	(34,385)

	$0	$(8,431)	$0	$(43,778)	$(28,506)	$(80,715)

	$0	$(19,641)	$5,419	$(43,778)	$(44,394)	$(102,394)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$313,213	$0	$313,213
Corporate Bonds & Notes
Banking & Finance	0	1,634,541	20,613	1,655,154
Industrials	0	1,837,313	37,371	1,874,684
Utilities	0	589,607	274	589,881
Municipal Bonds & Notes
California	0	177,093	0	177,093
District of Columbia	0	6,659	0	6,659
Illinois	0	112	0	112
Indiana	0	2,561	0	2,561
Iowa	0	1,750	0	1,750
Kentucky	0	1,352	0	1,352
Massachusetts	0	11,407	0	11,407
New Jersey	0	15,901	0	15,901
New York	0	47,459	0	47,459
North Carolina	0	2,025	0	2,025
Ohio	0	44,949	0	44,949
Tennessee	0	3,270	0	3,270
Texas	0	9,825	0	9,825
West Virginia	0	18,671	0	18,671
U.S. Government Agencies	0	181,114	588	181,702
U.S. Treasury Obligations	0	1,008,298	0	1,008,298
Mortgage-Backed Securities	0	287,204	2,516	289,720
Asset-Backed Securities	0	116,080	8,938	125,018
Sovereign Issues	0	569,246	0	569,246
Common Stocks
Financials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,867	0	2,867
Exchange-Traded Funds	1,231	0	0	1,231

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$114,296	$0	$114,296
U.S. Treasury Bills	0	6,226	0	6,226
	$1,231	$7,003,039	$70,300	$7,074,570

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,700	$0	$0	$24,700
Total Investments	$25,931	$7,003,039	$70,300	$7,099,270

Short Sales, at Value
Municipal Bond & Notes	0	(52,416)	0	(52,416)
U.S. Treasury Obligations	0	(10,061)	0	(10,061)
	$0	$(62,477)	$0	$(62,477)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	78	411	0	489
Over the counter	1,903	64,981	0	66,884
	$1,981	$65,392	$0	$67,373

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(773)	0	(793)
Over the counter	0	(104,096)	0	(104,096)
	$(20)	$(104,869)	$0	$(104,889)

Totals	$27,892	$6,901,085	$70,300	$6,999,277

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$21,636	$0	$(21,205)	$9	$62	$(502)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	22,941	7,530	(689)	(7)	(11)	(1,379)	0	(7,772)	20,613	(1,460)
Industrials	36,757	6,910	(4,799)	(79)	(363)	(1,055)	0	0	37,371	(1,042)
Utilities	272	0	0	0	0	2	0	0	274	2
U.S. Government Agencies	601	0	0	(3)	0	(10)	0	0	588	(10)
Mortgage-Backed Securities	0	0	0	0	0	0	2,516	0	2,516	0
Asset-Backed Securities	9,167	0	(131)	16	1	(115)	0	0	8,938	(112)
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0

Totals	$91,374	$14,440	$(26,824)	$(64)	$(311)	$(3,059)	$2,516	$(7,772)	$70,300	$(2,622)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique		Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,824	Benchmark Pricing		Base Price	92.53
	17,789	Third Party Vendor		Broker Quote	100.25
Industrials	3,813	Benchmark Pricing		Base Price	95.62
	33,558	Third Party Vendor		Broker Quote	96.50-116.13
Utilities	274	Third Party Vendor		Broker Quote	98.50
U.S. Government Agencies	588	Third Party Vendor		Broker Quote	115.59
Mortgage-Backed Securities	2,516	Third Party Vendor		Broker Quote	85.00
Asset-Backed Securities	8,938	Benchmark Pricing		Base Price	101.75-103.50
Common Stocks
Financials	0	Other Valuation Techniques	(2)	—	—

Total	$70,300

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	81

Schedule of Investments PIMCO Floating Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.4%

BANK LOAN OBLIGATIONS 6.2%
AES Corp.
3.750% due 05/27/2018		$2,287	$2,302
Albertson’s LLC
4.250% due 03/21/2016		2,264	2,274
Alliance Boots Holdings Ltd.
3.983% due 07/10/2017	GBP	6,300	10,148
Biomet, Inc.
3.679% - 4.001% due 07/25/2017		$7,029	7,046
CCM Merger, Inc.
5.000% due 03/01/2017		825	833
Community Health Systems, Inc.
2.429% due 07/25/2014		175	175
CSC Holdings, Inc.
2.679% due 04/17/2020		5,985	5,927
DaVita, Inc.
4.000% due 11/01/2019		6,352	6,387
4.500% due 10/20/2016		98	98
Dell, Inc.
4.500% due 03/24/2020		15,400	15,171
5.000% due 11/06/2013		52,100	52,061
Endo Health Solutions, Inc.
4.000% due 06/17/2018		130	130
First Data Corp.
4.180% due 09/24/2018		14,700	14,621
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		4,269	4,292
H.J. Heinz Co.
3.500% due 06/05/2020		12,968	13,033
HCA, Inc.
2.679% due 05/02/2016		7,875	7,882
Hertz Corp.
3.000% due 03/11/2018		6,826	6,803
Hilton Worldwide Finance LLC
4.000% due 09/23/2020		5,345	5,346
IASIS Healthcare LLC
4.500% due 05/03/2018		7,801	7,859
Intelsat Jackson Holdings S.A.
4.250% due 04/02/2018		6,451	6,478
Manitowoc Co., Inc.
4.250% due 11/13/2017		377	378
Novelis, Inc.
3.750% due 03/10/2017		1,945	1,951
NRG Energy, Inc.
2.750% due 07/01/2018		1,000	995
Quintiles Transnational Corp.
4.000% due 06/08/2018		3,878	3,883
Seat Pagine Gialle SpA
0.000% due 06/28/2016 ^	EUR	182	62
Springleaf Financial Funding Co.
4.750% due 09/30/2019		$5,000	5,016
5.500% due 05/10/2017		2,273	2,280
Station Casinos, Inc.
5.000% due 03/01/2020		7,861	7,929
SunGard Data Systems, Inc.
1.929% due 02/28/2014		400	401
Terex Corp.
4.500% due 04/28/2017		1,104	1,116
Texas Competitive Electric Holdings Co. LLC
4.682% - 4.766% due 10/10/2017		164	111
TWCC Holding Corp.
3.500% due 02/13/2017		1,952	1,958

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPC Financing Partnership
3.880% due 03/31/2021	EUR	3,115	$4,228

Total Bank Loan Obligations (Cost $196,582)			199,174

CORPORATE BONDS & NOTES 71.8%

BANKING & FINANCE 31.2%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		$2,200	2,217
4.125% due 03/03/2014	EUR	100	137
Ally Financial, Inc.
3.465% due 02/11/2014		$17,400	17,553
3.652% due 06/20/2014		9,100	9,237
7.500% due 09/15/2020		2,450	2,762
8.000% due 03/15/2020		800	924
8.300% due 02/12/2015		100	108
American Express Bank FSB
6.000% due 09/13/2017		200	232
American Express Co.
7.250% due 05/20/2014		3,800	3,961
American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,888
5.000% due 04/26/2023	GBP	200	354
5.450% due 05/18/2017		$4,700	5,263
5.600% due 10/18/2016		2,000	2,237
5.850% due 01/16/2018		13,800	15,725
8.250% due 08/15/2018		3,500	4,374
Australia & New Zealand Banking Group Ltd.
5.100% due 01/13/2020		100	112
Aviation Loan Trust
2.364% due 12/15/2022		1,717	1,588
Banco Bradesco S.A.
2.363% due 05/16/2014		15,500	15,582
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,827
Banco del Estado de Chile
4.125% due 10/07/2020		1,400	1,425
Banco do Brasil S.A.
3.875% due 10/10/2022		2,100	1,822
4.500% due 01/22/2015		3,400	3,536
4.500% due 01/20/2016	EUR	6,000	8,464
6.000% due 01/22/2020		$1,900	2,023
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	521
Banco Santander Brasil S.A.
2.352% due 03/18/2014		4,400	4,396
4.250% due 01/14/2016		4,250	4,367
4.500% due 04/06/2015		2,500	2,569
4.625% due 02/13/2017		8,875	9,186
Banco Santander Chile
3.750% due 09/22/2015		3,600	3,748
3.875% due 09/20/2022		8,600	7,997
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		8,000	7,360
Banco Votorantim S.A.
5.250% due 02/11/2016		7,500	7,762
Bank of America Corp.
5.000% due 05/13/2021		200	215
5.750% due 12/01/2017		11,250	12,705
6.000% due 09/01/2017		6,990	7,924
6.500% due 08/01/2016		285	323
7.625% due 06/01/2019		30	37
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	100	165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
5.000% due 09/22/2016		$500	$552
5.200% due 07/10/2014		11,500	11,905
6.750% due 05/22/2019		6,200	7,418
10.179% due 06/12/2021		10,000	13,007
14.000% due 06/15/2019 (d)	GBP	9,600	20,901
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$1,000	980
BBVA Bancomer S.A.
4.500% due 03/10/2016		6,700	7,035
6.500% due 03/10/2021		5,400	5,643
7.250% due 04/22/2020		400	427
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,861
7.250% due 02/01/2018		22,500	26,980
BM&FBovespa S.A.
5.500% due 07/16/2020		100	104
BNP Paribas S.A.
7.781% due 07/02/2018 (d)	EUR	22,000	33,260
BPCE S.A.
2.015% due 02/07/2014		$9,700	9,758
12.500% due 09/30/2019 (d)	EUR	2,971	5,084
12.500% due 12/31/2049		$150	190
Caixa Economica Federal
2.375% due 11/06/2017		1,900	1,781
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		7,900	8,078
Cantor Fitzgerald LP
7.875% due 10/15/2019		500	524
CBA Capital Trust
6.024% due 03/15/2016 (d)		2,700	2,840
CIT Group, Inc.
4.250% due 08/15/2017		16,500	16,871
4.750% due 02/15/2015		300	311
5.000% due 05/15/2017		200	211
Citigroup, Inc.
0.869% due 05/31/2017	EUR	400	520
1.495% due 11/30/2017		1,600	2,107
4.750% due 05/19/2015		$2,312	2,448
6.000% due 08/15/2017		200	229
6.125% due 11/21/2017		9,500	10,937
Credit Agricole S.A.
5.136% due 02/24/2016 (d)	GBP	700	1,105
7.589% due 01/30/2020 (d)		800	1,318
8.125% due 10/26/2019 (d)		200	344
Credit Suisse
5.500% due 05/01/2014		$5,000	5,149
Denali Borrower LLC
5.625% due 10/15/2020 (a)		1,200	1,172
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,860	10,888
E*TRADE Financial Corp.
6.375% due 11/15/2019		4,000	4,280
Export-Import Bank of India
4.000% due 08/07/2017		1,700	1,707
Export-Import Bank of Korea
3.750% due 10/20/2016		400	424
4.000% due 01/29/2021		3,800	3,911
5.125% due 06/29/2020		1,600	1,764
5.875% due 01/14/2015		400	424
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	11,900	16,878
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$700	739
Ford Motor Credit Co. LLC
1.516% due 05/09/2016		3,500	3,550
2.500% due 01/15/2016		10,400	10,611

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 09/20/2022		$1,900	$1,902
5.625% due 09/15/2015		4,400	4,765
7.000% due 04/15/2015		100	109
8.000% due 06/01/2014		3,500	3,662
8.000% due 12/15/2016		5,200	6,162
8.125% due 01/15/2020		5,500	6,862
8.700% due 10/01/2014		400	430
12.000% due 05/15/2015		200	235
General Electric Capital Corp.
0.372% due 12/20/2013		9,594	9,598
0.461% due 10/06/2015		1,000	997
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,600	2,598
4.750% due 08/15/2017		5,348	5,562
GMAC International Finance BV
7.500% due 04/21/2015	EUR	8,700	12,643
Goldman Sachs Group, Inc.
0.700% due 03/22/2016		$4,100	4,068
0.769% due 01/12/2015		6,100	6,095
3.700% due 08/01/2015		2,000	2,088
5.250% due 10/15/2013		100	100
5.250% due 07/27/2021		2,000	2,163
6.150% due 04/01/2018		400	458
7.500% due 02/15/2019		300	363
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,000	6,688
6.375% due 04/15/2021		1,000	1,114
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	1,900	3,030
HBOS PLC
5.374% due 06/30/2021	EUR	9,600	13,377
6.750% due 05/21/2018		$7,500	8,373
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		4,000	4,350
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,861	300
Hospitality Properties Trust
5.000% due 08/15/2022		4,000	4,004
HSBC Finance Corp.
0.690% due 06/01/2016		11,485	11,451
6.676% due 01/15/2021		1,800	2,059
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,885
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	9,210
5.500% due 03/25/2015		1,100	1,141
ING Groep NV
5.140% due 03/17/2016 (d)	GBP	200	308
International Lease Finance Corp.
5.750% due 05/15/2016		$14,400	15,343
6.500% due 09/01/2014		10,500	10,946
Intesa Sanpaolo SpA
2.662% due 02/24/2014		26,000	26,146
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,193
5.000% due 11/15/2020		4,550	4,948
5.500% due 03/01/2022		2,000	2,195
JPMorgan Chase & Co.
7.900% due 04/30/2018 (d)		34,900	37,903
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		3,300	3,265
Korea Development Bank
3.000% due 09/14/2022		2,700	2,552
Korea Exchange Bank
4.875% due 01/14/2016		500	536
Korea Finance Corp.
3.250% due 09/20/2016		400	419

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,418	$2,410
7.625% due 12/09/2019		3,265	5,512
7.625% due 10/14/2020	EUR	800	1,163
7.869% due 08/25/2020	GBP	8,500	14,614
8.875% due 02/07/2020	EUR	200	299
9.125% due 07/15/2020	GBP	500	880
9.334% due 02/07/2020		1,100	1,966
15.000% due 12/21/2019	EUR	1,000	1,989
15.000% due 12/21/2019	GBP	1,100	2,578
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$700	940
Merrill Lynch & Co., Inc.
0.728% due 01/15/2015		5,000	4,989
5.450% due 07/15/2014		2,000	2,074
6.875% due 04/25/2018		10,400	12,271
Morgan Stanley
0.748% due 10/15/2015		5,400	5,362
1.865% due 01/24/2014		1,200	1,205
5.950% due 12/28/2017		100	113
6.625% due 04/01/2018		9,200	10,693
7.300% due 05/13/2019		12,000	14,379
Nationstar Mortgage LLC
7.875% due 10/01/2020		1,700	1,781
New York Life Insurance Co.
6.750% due 11/15/2039		900	1,118
Oxford Finance LLC
7.250% due 01/15/2018		800	822
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,614	1,489
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	519
Piper Jaffray Cos.
4.748% due 11/30/2015		$4,700	4,744
Prudential Covered Trust
2.997% due 09/30/2015		7,310	7,544
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	313
5.000% due 07/21/2020		4,925	5,437
QNB Finance Ltd.
3.125% due 11/16/2015		8,900	9,256
Rabobank Group
4.750% due 01/15/2020		1,400	1,516
6.875% due 03/19/2020	EUR	8,700	13,050
11.000% due 06/30/2019 (d)		$1,300	1,701
RCI Banque S.A.
2.139% due 04/11/2014		3,200	3,209
3.500% due 04/03/2018		6,900	7,027
4.600% due 04/12/2016		2,100	2,217
Regions Financial Corp.
7.750% due 11/10/2014		12,700	13,643
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		200	215
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,080	5,452
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		8,300	8,777
5.400% due 03/24/2017		5,400	5,764
5.717% due 06/16/2021		1,700	1,758
6.125% due 02/07/2022		500	525
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	4,822
5.000% due 08/15/2018		8,600	9,209
SLM Corp.
5.000% due 10/01/2013		6,500	6,500
5.050% due 11/14/2014		400	414
5.375% due 05/15/2014		800	818

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/25/2017		$300	$319
6.250% due 01/25/2016		200	214
7.250% due 01/25/2022		11,500	11,759
8.000% due 03/25/2020		7,600	8,236
8.450% due 06/15/2018		5,800	6,568
Springleaf Finance Corp.
5.400% due 12/01/2015		3,000	3,120
6.900% due 12/15/2017		2,200	2,310
State Bank of India
4.500% due 07/27/2015		6,100	6,277
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		743	775
Temasek Financial Ltd.
4.300% due 10/25/2019		1,250	1,372
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		2,500	2,419
UBS AG
5.750% due 04/25/2018		396	457
5.875% due 12/20/2017		7,147	8,261
UOB Cayman Ltd.
5.796% due 03/15/2016 (d)		500	522
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	13,400	22,127
7.000% due 01/15/2018		5,000	8,475
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$7,500	7,957
5.450% due 11/22/2017		1,900	2,026
6.025% due 07/05/2022		8,200	8,487
6.800% due 11/22/2025		4,700	4,994
6.902% due 07/09/2020		6,900	7,590
Wachovia Bank N.A.
0.646% due 11/03/2014		2,728	2,735
Wachovia Corp.
0.524% due 06/15/2017		6,900	6,816
0.638% due 10/15/2016		1,000	989
5.750% due 02/01/2018		200	231
Waha Aerospace BV
3.925% due 07/28/2020		1,890	1,985

			1,008,546

INDUSTRIALS 30.3%
Agilent Technologies, Inc.
5.500% due 09/14/2015		500	542
Aguila S.A.
7.875% due 01/31/2018		4,000	4,200
Aleris International, Inc.
7.625% due 02/15/2018		16,200	17,030
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	5,312
Alliance Data Systems Corp.
5.250% due 12/01/2017		7,750	7,982
ALROSA Finance S.A.
7.750% due 11/03/2020		7,000	7,806
Altria Group, Inc.
9.250% due 08/06/2019		2,973	3,932
9.700% due 11/10/2018		744	985
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		2,000	2,073
5.000% due 03/30/2020		6,000	6,483
5.750% due 01/15/2015		2,800	2,979
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,481	1,548
7.000% due 07/31/2019		980	1,005
American Airlines, Inc.
7.500% due 03/15/2016 ^		9,400	11,186

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	83

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Tower Corp.
4.700% due 03/15/2022		$1,400	$1,363
7.000% due 10/15/2017		700	807
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,481
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,911
8.700% due 03/15/2019		1,100	1,416
Anglo American Capital PLC
4.125% due 09/27/2022		12,800	11,930
9.375% due 04/08/2014		4,100	4,272
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	359
6.500% due 04/15/2040		700	540
Anheuser-Busch Cos. LLC
6.500% due 02/01/2043		3,500	4,355
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		5,100	5,872
Arcelik A/S
5.000% due 04/03/2023		2,900	2,505
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	722
9.250% due 10/15/2020		1,100	1,559
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	900	1,566
Ashland, Inc.
3.000% due 03/15/2016		$2,000	2,040
3.875% due 04/15/2018		4,100	4,069
6.875% due 05/15/2043		500	483
Audatex North America, Inc.
6.750% due 06/15/2018		2,200	2,343
AutoZone, Inc.
7.125% due 08/01/2018		1,100	1,317
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		12,874	13,325
Berry Plastics Corp.
9.750% due 01/15/2021		3,500	4,060
Boston Scientific Corp.
6.000% due 01/15/2020		1,900	2,176
Braskem Finance Ltd.
5.375% due 05/02/2022		10,100	9,469
5.750% due 04/15/2021		7,300	7,190
7.000% due 05/07/2020		1,000	1,060
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		3,350	3,635
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,000	2,005
Building Materials Corp. of America
6.750% due 05/01/2021		2,800	3,017
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		12,958	14,092
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,287
CCO Holdings LLC
7.000% due 01/15/2019		3,200	3,396
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,194
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,098
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		6,800	6,970
7.750% due 05/15/2017		100	103
9.500% due 05/15/2016		707	747
CityCenter Holdings LLC
10.750% due 01/15/2017		6,000	6,465
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		6,500	6,652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Columbus International, Inc.
11.500% due 11/20/2014		$8,850	$9,558
Concho Resources, Inc.
7.000% due 01/15/2021		500	550
CONSOL Energy, Inc.
8.000% due 04/01/2017		6,200	6,618
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	250	352
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$2,944	3,113
5.983% due 10/19/2023		439	469
6.000% due 07/12/2020		819	839
7.250% due 05/10/2021		1,192	1,347
9.000% due 01/08/2018		2,408	2,752
Continental Resources, Inc.
7.125% due 04/01/2021		700	786
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	180
9.250% due 06/30/2020 ^		2,300	345
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		5,000	6,061
CPI International, Inc.
8.000% due 02/15/2018		850	880
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,438
CSC Holdings LLC
7.625% due 07/15/2018		800	920
7.875% due 02/15/2018		4,250	4,877
8.625% due 02/15/2019		2,500	2,912
CSN Islands Corp.
6.875% due 09/21/2019		6,950	7,228
9.750% due 12/16/2013		1,500	1,525
10.000% due 01/15/2015		1,300	1,421
CSN Resources S.A.
6.500% due 07/21/2020		8,300	8,320
CVS Pass-Through Trust
5.789% due 01/10/2026		1,400	1,519
6.036% due 12/10/2028		735	813
7.507% due 01/10/2032		99	120
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		411	438
6.200% due 01/02/2020		379	415
6.718% due 07/02/2024		622	679
7.750% due 06/17/2021		143	166
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		6,400	1,600
9.500% due 12/11/2019 ^		2,850	713
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	723
Devon Energy Corp.
5.625% due 01/15/2014		800	812
Digicel Group Ltd.
10.500% due 04/15/2018		1,400	1,519
Digicel Ltd.
8.250% due 09/01/2017		2,500	2,603
DISH DBS Corp.
4.625% due 07/15/2017		8,900	9,145
7.125% due 02/01/2016		4,800	5,286
7.750% due 05/31/2015		1,300	1,424
7.875% due 09/01/2019		500	573
DJO Finance LLC
7.750% due 04/15/2018		2,200	2,189
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,099
5.888% due 06/15/2019		5,335	5,848
Eagle Spinco, Inc.
4.625% due 02/15/2021		3,000	2,891

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ecopetrol S.A.
7.625% due 07/23/2019		$7,245	$8,603
El Paso LLC
7.750% due 01/15/2032		1,000	1,027
8.250% due 02/15/2016		2,400	2,662
Energy Transfer Partners LP
6.125% due 02/15/2017		200	226
8.500% due 04/15/2014		1,443	1,499
9.000% due 04/15/2019		3,407	4,309
9.700% due 03/15/2019		1,728	2,213
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	668
8.375% due 08/01/2066		1,815	2,005
Equinix, Inc.
4.875% due 04/01/2020		5,000	4,875
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	2,100	3,274
FBG Finance Ltd.
5.125% due 06/15/2015		$1,000	1,070
Flextronics International Ltd.
4.625% due 02/15/2020		2,000	1,950
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		18,200	22,714
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		350	362
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		2,100	2,032
GenCorp, Inc.
7.125% due 03/15/2021		1,000	1,053
Geo Debt Finance S.C.A.
7.500% due 08/01/2018	EUR	1,400	2,008
Gerdau Holdings, Inc.
7.000% due 01/20/2020		$10,300	11,021
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,500	5,417
Glencore Funding LLC
6.000% due 04/15/2014		600	615
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	2,632
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,372	2,714
Grifols, Inc.
8.250% due 02/01/2018		$5,295	5,712
Grohe Holding GmbH
4.224% due 09/15/2017	EUR	900	1,220
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$2,050	2,286
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	200	284
Harvest Operations Corp.
6.875% due 10/01/2017		$500	538
HCA, Inc.
6.500% due 02/15/2020		14,700	15,968
7.250% due 09/15/2020		750	818
7.875% due 02/15/2020		1,500	1,621
8.500% due 04/15/2019		7,300	7,866
HD Supply, Inc.
8.125% due 04/15/2019		11,735	13,085
Health Management Associates, Inc.
6.125% due 04/15/2016		50	55
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	1,700	2,685
HeidelbergCement Finance Luxembourg S.A.
7.500% due 10/31/2014		3,600	5,187
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$8,000	8,040
8.875% due 02/01/2018		5,500	5,720

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hospira, Inc.
5.200% due 08/12/2020		$1,000	$1,019
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	640
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,389
Ineos Finance PLC
8.375% due 02/15/2019		1,100	1,217
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	5,524	7,567
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		$200	197
8.125% due 05/15/2018	GBP	3,200	5,673
Jarden Corp.
6.125% due 11/15/2022		$1,500	1,562
KazMunayGas National Co. JSC
11.750% due 01/23/2015		12,100	13,537
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	220
5.950% due 02/15/2018		3,419	3,919
6.850% due 02/15/2020		10,000	11,861
Kraton Polymers LLC
6.750% due 03/01/2019		650	673
Lafarge S.A.
6.250% due 04/13/2018	EUR	2,000	2,953
6.625% due 11/29/2018		500	747
6.750% due 12/16/2019		5,500	8,210
Lukoil International Finance BV
7.250% due 11/05/2019		$1,500	1,712
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,500	1,478
4.750% due 04/15/2023		1,250	1,191
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	940
Merck & Co., Inc.
6.000% due 09/15/2017		200	233
Michael Foods Group, Inc.
9.750% due 07/15/2018		5,300	5,823
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	4,631
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		3,000	3,165
MultiPlan, Inc.
9.875% due 09/01/2018		6,700	7,437
Mylan, Inc.
6.000% due 11/15/2018		300	323
7.875% due 07/15/2020		1,800	2,055
Nakilat, Inc.
6.067% due 12/31/2033		3,700	3,940
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		5,020	4,171
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	3,165
7.125% due 05/15/2018		3,100	3,232
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		7,000	7,026
Noble Group Ltd.
4.875% due 08/05/2015		400	418
6.750% due 01/29/2020		1,810	1,882
Novelis, Inc.
8.375% due 12/15/2017		5,600	6,027
8.750% due 12/15/2020		6,800	7,497
OGX Austria GmbH
8.375% due 04/01/2022		8,500	1,403
8.500% due 06/01/2018		10,900	1,799
OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,538

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oshkosh Corp.
8.250% due 03/01/2017		$200	$215
8.500% due 03/01/2020		100	111
Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,000	1,151
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,846
5.750% due 03/01/2018		$3,000	3,337
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		7,700	7,849
Pertamina Persero PT
4.300% due 05/20/2023		7,000	6,020
Petrobras International Finance Co.
5.375% due 01/27/2021		19,000	19,188
5.750% due 01/20/2020		4,300	4,491
7.750% due 09/15/2014		3,600	3,816
7.875% due 03/15/2019		7,130	8,245
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		600	566
5.250% due 04/12/2017		13,600	10,934
5.375% due 04/12/2027		6,400	3,712
8.500% due 11/02/2017		3,400	3,089
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		150	161
9.750% due 08/14/2019		3,200	4,128
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,300	2,265
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		200	207
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	644
Pride International, Inc.
6.875% due 08/15/2020		500	597
8.500% due 06/15/2019		15,700	19,938
QGOG Constellation S.A.
6.250% due 11/09/2019		4,500	4,286
Quebecor Media, Inc.
7.750% due 03/15/2016		6,181	6,305
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	3,697
Rain CII Carbon LLC
8.000% due 12/01/2018		700	709
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		5,000	4,944
5.400% due 02/14/2022		2,300	2,310
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		11,400	11,500
6.875% due 02/15/2021		1,500	1,609
7.125% due 04/15/2019		3,000	3,202
7.875% due 08/15/2019		3,000	3,315
Rhodia S.A.
6.875% due 09/15/2020		2,000	2,234
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		400	419
Rockies Express Pipeline LLC
3.900% due 04/15/2015		3,000	3,000
5.625% due 04/15/2020		14,960	12,716
6.000% due 01/15/2019		400	354
Rohm & Haas Co.
6.000% due 09/15/2017		3,000	3,446
Russian Railways via RZD Capital PLC
5.700% due 04/05/2022		1,900	1,943
5.739% due 04/03/2017		11,800	12,626
SABIC Capital BV
3.000% due 11/02/2015		4,600	4,778
Scientific Games International, Inc.
9.250% due 06/15/2019		700	758

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sealed Air Corp.
6.500% due 12/01/2020		$800	$842
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		5,900	5,789
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,700	4,968
7.750% due 11/15/2019		3,200	4,717
Southern Copper Corp.
5.250% due 11/08/2042		$4,000	3,246
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	1,600	2,305
6.582% due 12/28/2027		1,000	1,619
Steel Dynamics, Inc.
7.625% due 03/15/2020		$100	109
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,083
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,404
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017		2,900	3,211
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	1,300	1,803
6.375% due 11/15/2020		700	999
6.625% due 02/15/2021		1,000	1,427
6.750% due 08/15/2024		3,200	4,437
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,130
6.000% due 10/01/2020		3,700	3,790
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		430	440
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	423
Tomkins LLC
9.000% due 10/01/2018		1,347	1,475
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,070
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,610
7.375% due 04/15/2018		4,000	4,628
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	318
UAL Pass-Through Trust
9.750% due 07/15/2018		1,713	1,949
10.400% due 05/01/2018		2,219	2,486
United Airlines, Inc.
6.750% due 09/15/2015		1,500	1,552
United Rentals North America, Inc.
8.250% due 02/01/2021		5,400	6,021
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,400	1,866
8.125% due 12/01/2017		1,274	1,823
UPC Holding BV
8.375% due 08/15/2020		4,000	5,909
UPCB Finance Ltd.
6.375% due 07/01/2020		2,600	3,703
7.250% due 11/15/2021		$1,000	1,095
7.625% due 01/15/2020	EUR	3,000	4,384
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$2,900	522
9.500% due 01/21/2020 ^		1,400	252
USG Corp.
9.750% due 01/15/2018		950	1,104
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,150	1,248
Vale Overseas Ltd.
4.625% due 09/15/2020		3,200	3,254
5.625% due 09/15/2019		5,000	5,456

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	85

Schedule of Investments PIMCO Floating Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 11/21/2036		$100	$102
Valeant Pharmaceuticals International
6.500% due 07/15/2016		2,900	3,016
6.750% due 08/15/2021		6,700	7,001
6.875% due 12/01/2018		3,200	3,400
7.000% due 10/01/2020		4,400	4,686
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		6,700	7,102
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		6,050	6,700
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		3,200	3,400
7.748% due 02/02/2021		2,400	2,592
9.125% due 04/30/2018		3,600	4,185
Volkswagen International Finance NV
4.000% due 08/12/2020		200	212
Warner Chilcott Co. LLC
7.750% due 09/15/2018		500	546
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,664
11.750% due 07/15/2017		4,100	4,361
Wynn Las Vegas LLC
7.750% due 08/15/2020		10,400	11,726
Yellowstone Energy LP
5.750% due 12/31/2026		3,000	2,860
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	16,600	24,085
Ziggo Finance BV
6.125% due 11/15/2017		1,000	1,404

			981,654

UTILITIES 10.3%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	7,367
AES Corp.
8.000% due 10/15/2017		50	58
8.000% due 06/01/2020		4,400	5,038
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,499
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		14,200	17,217
Anadarko Finance Co.
7.500% due 05/01/2031		200	250
BP Capital Markets PLC
3.625% due 05/08/2014		110	112
4.750% due 03/10/2019		220	244
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,400	2,720
Calpine Corp.
7.250% due 10/15/2017		$2,340	2,439
7.875% due 07/31/2020		990	1,072
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	7,669
7.750% due 11/30/2015		800	883
CMS Energy Corp.
5.050% due 02/15/2018		100	111
Colbun S.A.
6.000% due 01/21/2020		500	537
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	4,917
Duke Energy Corp.
5.050% due 09/15/2019		300	335
E.CL S.A.
5.625% due 01/15/2021		2,500	2,568

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		$8,000	$8,444
Entergy Corp.
3.625% due 09/15/2015		900	933
5.125% due 09/15/2020		400	417
EP Energy LLC
7.750% due 09/01/2022		1,400	1,526
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		245	258
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	1,948
7.375% due 11/15/2031		1,000	1,013
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		6,500	6,224
6.510% due 03/07/2022		3,800	4,085
8.146% due 04/11/2018		14,070	16,375
8.625% due 04/28/2034		7,100	8,520
9.250% due 04/23/2019		23,650	29,212
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,330
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,533
9.375% due 01/28/2020		1,000	1,199
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,706
6.000% due 01/15/2018		3,200	3,487
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,836
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	413
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,553
6.250% due 06/17/2014		800	830
Linn Energy LLC
7.750% due 02/01/2021		1,300	1,313
Majapahit Holding BV
7.250% due 06/28/2017		100	110
7.750% due 10/17/2016		200	221
7.750% due 01/20/2020		4,200	4,631
7.875% due 06/29/2037		1,000	1,050
National Grid PLC
6.300% due 08/01/2016		700	795
NGPL PipeCo LLC
7.119% due 12/15/2017		9,400	8,342
9.625% due 06/01/2019		7,100	6,639
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		8,700	9,439
NRG Energy, Inc.
8.500% due 06/15/2019		2,800	3,017
NV Energy, Inc.
6.250% due 11/15/2020		2,800	3,274
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		8,325	8,512
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	433
Petroleos Mexicanos
5.500% due 01/21/2021		6,700	7,203
6.000% due 03/05/2020		5,000	5,575
8.000% due 05/03/2019		6,700	8,124
PG&E Corp.
5.750% due 04/01/2014		4,800	4,917
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	4,917
PSEG Power LLC
5.320% due 09/15/2016		2,557	2,833
Puget Energy, Inc.
6.500% due 12/15/2020		2,000	2,241

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qtel International Finance Ltd.
3.375% due 10/14/2016	$1,500	$1,564
4.750% due 02/16/2021	7,100	7,490
5.000% due 10/19/2025	4,500	4,545
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	189	201
5.500% due 09/30/2014	6,500	6,793
5.832% due 09/30/2016	129	137
6.750% due 09/30/2019	250	293
Rosneft Finance S.A.
6.250% due 02/02/2015	5,000	5,313
6.625% due 03/20/2017	7,500	8,268
7.250% due 02/02/2020	6,200	7,029
7.500% due 07/18/2016	5,300	5,942
7.875% due 03/13/2018	5,800	6,714
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	4,000	4,010
4.199% due 03/06/2022	5,000	4,625
Sierra Pacific Power Co.
6.000% due 05/15/2016	200	226
Sprint Communications, Inc.
6.000% due 12/01/2016	11,461	12,177
Sprint Corp.
7.875% due 09/15/2023	100	102
Verizon Communications, Inc.
5.150% due 09/15/2023	2,900	3,116
5.550% due 02/15/2016	800	880
6.400% due 09/15/2033	2,400	2,673
6.550% due 09/15/2043	2,800	3,172
8.750% due 11/01/2018	975	1,254
VimpelCom Holdings BV
5.950% due 02/13/2023	5,100	4,848
Vodafone Group PLC
5.450% due 06/10/2019	3,400	3,859

		333,695

Total Corporate Bonds & Notes (Cost $2,299,683)		2,323,895

MUNICIPAL BONDS & NOTES 2.3%

CALIFORNIA 1.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	123
6.918% due 04/01/2040	1,400	1,694
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	28,100	37,037
7.950% due 03/01/2036	10,805	12,521
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	109
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	116
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	200	210
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	122
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	405	405
7.490% due 11/01/2018	1,435	1,436
7.740% due 11/01/2021	1,885	1,886

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	$700	$733

		56,392

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	119

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	635	607

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	200	226
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	10,200	11,394
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	113
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	1,300	1,414

		13,147

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	121

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,275	4,959

Total Municipal Bonds & Notes (Cost $75,949)		75,345

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
0.379% due 10/27/2037	200	200
0.529% due 09/25/2042	19	19
2.550% due 02/01/2035	88	95
4.000% due 10/01/2030 -02/01/2042	444	473
5.057% due 05/01/2035	167	179
6.000% due 04/25/2043	13	15
Ginnie Mae
0.482% due 12/16/2026	100	101

Total U.S. Government Agencies (Cost $1,036)		1,082

MORTGAGE-BACKED SECURITIES 8.7%
Adjustable Rate Mortgage Trust
2.723% due 11/25/2035 ^	438	352
2.916% due 08/25/2035	1,463	1,351
5.129% due 10/25/2035	1,871	1,704
American General Mortgage Loan Trust
5.150% due 03/25/2058	188	191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Assets Trust
0.389% due 10/25/2046	$272	$173
American Home Mortgage Investment Trust
0.419% due 05/25/2047 ^	50	2
1.873% due 09/25/2045	72	67
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	1,087	902
Banc of America Commercial Mortgage Trust
5.934% due 02/10/2051	100	112
Banc of America Funding Corp.
0.680% due 07/26/2036	334	324
2.616% due 06/25/2034	157	157
2.803% due 09/20/2035	280	242
5.320% due 05/20/2036	1,058	988
5.555% due 05/20/2036 ^	716	647
5.888% due 04/25/2037	493	439
Banc of America Large Loan Trust
2.482% due 11/15/2015	14,578	14,607
Banc of America Mortgage Trust
2.623% due 07/25/2033	79	77
2.766% due 07/25/2033	925	935
2.827% due 01/25/2036	223	170
2.928% due 02/25/2036 ^	26	22
3.163% due 11/20/2046 ^	2,082	1,664
5.500% due 12/25/2020	87	90
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	8,105	8,159
2.370% due 02/25/2036	233	181
2.473% due 04/25/2034	1,730	1,703
2.575% due 01/25/2035	23	22
2.600% due 03/25/2035	14,476	14,658
2.604% due 08/25/2033	216	218
2.872% due 05/25/2047 ^	1,411	1,151
Bear Stearns Alt-A Trust
0.339% due 02/25/2034	1,380	1,347
2.638% due 11/25/2036	5,362	3,593
2.678% due 11/25/2036	3,926	2,742
2.725% due 02/25/2036 ^	2,107	1,364
2.750% due 03/25/2036 ^	147	99
Bear Stearns Commercial Mortgage Securities Trust
5.293% due 10/12/2042	1,000	1,071
5.764% due 04/12/2038	500	545
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036	525	407
2.759% due 12/26/2046	1,332	819
Chase Mortgage Finance Trust
2.721% due 02/25/2037	682	673
5.500% due 12/25/2022	1,643	1,670
5.714% due 09/25/2036	3,007	2,689
Citigroup Mortgage Loan Trust, Inc.
0.249% due 01/25/2037	551	294
2.550% due 10/25/2035	17,021	16,455
2.622% due 08/25/2035	712	399
2.691% due 12/25/2035 ^	248	165
2.829% due 03/25/2034	10	10
2.890% due 09/25/2037 ^	514	418
5.297% due 08/25/2035	6,011	5,873
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	230	190
Commercial Mortgage Pass-Through Certificates
5.116% due 06/10/2044	700	743
Countrywide Alternative Loan Trust
0.299% due 06/25/2036	10,136	7,138
0.339% due 02/25/2047	266	215
0.349% due 06/25/2046	804	634
0.375% due 12/20/2046	850	572
0.389% due 05/25/2035	2,448	1,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.390% due 07/20/2046 ^		$221	$124
0.409% due 08/25/2046		143	11
0.460% due 09/20/2046		503	110
0.510% due 11/20/2035		160	119
0.579% due 02/25/2036		669	470
0.690% due 11/20/2035 ^		253	60
5.361% due 11/25/2035 ^		266	200
5.500% due 03/25/2036		138	107
6.000% due 03/25/2036		1,340	1,069
6.000% due 02/25/2037 ^		4,971	3,546
6.000% due 05/25/2037 ^		1,078	835
6.250% due 08/25/2037 ^		8,525	6,797
Countrywide Home Loan Mortgage Pass-Through Trust
2.673% due 05/20/2036		400	296
2.691% due 04/25/2035		121	102
4.976% due 10/20/2035		291	241
5.130% due 02/20/2036 ^		368	320
5.500% due 11/25/2035 ^		199	190
6.000% due 01/25/2037		9,058	8,381
Credit Suisse Commercial Mortgage Trust
5.953% due 09/15/2039		6,000	6,688
Credit Suisse First Boston Mortgage Securities Corp.
0.822% due 03/25/2032		17	15
2.334% due 06/25/2033		320	313
6.000% due 01/25/2036		608	471
Credit Suisse Mortgage Capital Certificates
2.741% due 05/26/2036		440	444
5.111% due 11/26/2035		79	82
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		407	312
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		404	238
Deutsche ALT-A Securities, Inc.
0.329% due 03/25/2037 ^		936	550
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		318	237
5.886% due 10/25/2036 ^		318	237
5.945% due 02/25/2036		1,056	880
Downey Savings & Loan Association Mortgage Loan Trust
0.491% due 10/19/2036 ^		478	121
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^		2,795	2,455
First Horizon Asset Securities, Inc.
5.107% due 02/25/2036		566	544
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		450	398
Granite Master Issuer PLC
0.327% due 12/20/2054	EUR	2,224	2,973
0.380% due 12/20/2054		$2,529	2,491
0.711% due 12/20/2054	GBP	361	576
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	517
GS Mortgage Securities Trust
5.396% due 08/10/2038		464	473
GSR Mortgage Loan Trust
2.660% due 11/25/2035		129	124
2.681% due 09/25/2035		1,279	1,283
2.796% due 01/25/2036 ^		100	93
6.000% due 02/25/2036 ^		1,872	1,704
Harborview Mortgage Loan Trust
0.311% due 04/19/2038		1,374	1,076
0.371% due 09/19/2037		1,309	1,042
0.371% due 01/19/2038		45	36
0.371% due 02/19/2046		4,040	3,191
0.401% due 05/19/2035		3,027	2,483
0.520% due 06/20/2035		1,459	1,337
2.804% due 06/19/2045		1,659	1,025

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	87

Schedule of Investments PIMCO Floating Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HomeBanc Mortgage Trust
0.359% due 12/25/2036	$278	$234
2.509% due 04/25/2037 ^	8,120	4,481
Impac Secured Assets Trust
0.349% due 01/25/2037	1,846	1,375
IndyMac Mortgage Loan Trust
0.419% due 07/25/2035	27	23
2.454% due 06/25/2037	820	428
2.782% due 06/25/2035 ^	220	189
4.656% due 09/25/2035	249	221
5.282% due 08/25/2036	6,250	6,105
5.528% due 08/25/2037	1,501	1,360
JPMorgan Alternative Loan Trust
0.339% due 09/25/2036	525	401
2.665% due 05/25/2036 ^	481	365
5.600% due 12/25/2036	1,001	872
JPMorgan Chase Commercial Mortgage Securities Trust
5.368% due 12/15/2044	800	858
JPMorgan Mortgage Trust
2.794% due 02/25/2036 ^	4,321	3,701
2.818% due 07/25/2035	1,136	1,128
5.189% due 06/25/2037 ^	1,287	1,131
5.254% due 07/25/2035	378	390
6.500% due 09/25/2035	635	623
JPMorgan Resecuritization Trust
0.680% due 03/26/2037	678	653
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	2,048	2,258
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	1,139	1,071
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046	965	690
MASTR Alternative Loan Trust
6.750% due 07/25/2036	895	646
MASTR Reperforming Loan Trust
7.500% due 07/25/2035	2,951	2,981
Mellon Residential Funding Corp.
0.622% due 12/15/2030	84	81
Merrill Lynch Alternative Note Asset Trust
0.479% due 03/25/2037	446	188
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	65	60
4.989% due 12/25/2035	674	640
Morgan Stanley Capital Trust
5.610% due 04/15/2049	786	792
5.809% due 12/12/2049	200	226
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	23	21
2.373% due 07/25/2035	804	710
6.000% due 10/25/2037 ^	1,305	1,015
RBSGC Structured Trust
5.500% due 11/25/2035	3,585	3,072
RBSSP Resecuritization Trust
0.499% due 03/26/2037	10,675	10,163
0.680% due 03/26/2036	261	257
Residential Accredit Loans, Inc. Trust
0.359% due 06/25/2046	45	19
0.369% due 07/25/2036	641	469
1.513% due 09/25/2045	845	696
6.000% due 06/25/2036	835	655
6.000% due 07/25/2036 ^	1,523	1,183
6.000% due 09/25/2036 ^	1,149	797
Residential Asset Securitization Trust
6.000% due 04/25/2037	1,523	1,349
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	1,043	845
3.782% due 08/25/2036	444	372

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/27/2037	$2,496	$2,041
Sequoia Mortgage Trust
0.530% due 07/20/2033	230	227
Structured Adjustable Rate Mortgage Loan Trust
2.498% due 09/25/2035	1,879	1,787
2.548% due 01/25/2035	998	913
5.061% due 05/25/2036	7,900	7,232
Structured Asset Mortgage Investments Trust
0.309% due 03/25/2037	1,534	1,124
0.399% due 05/25/2036	10,689	6,758
0.429% due 09/25/2047 ^	169	7
0.841% due 10/19/2034	417	410
0.881% due 03/19/2034	56	55
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.477% due 06/25/2033	368	365
2.653% due 10/28/2035	141	134
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	116
Wachovia Bank Commercial Mortgage Trust
5.931% due 06/15/2049	893	921
WaMu Mortgage Pass-Through Certificates
0.459% due 11/25/2045	1,447	1,277
0.489% due 01/25/2045	118	110
0.499% due 08/25/2045	779	727
0.883% due 01/25/2047	990	938
0.923% due 05/25/2047	602	510
0.963% due 12/25/2046	555	515
1.033% due 10/25/2046	2,173	1,717
1.159% due 02/25/2046	2,240	2,061
1.353% due 11/25/2042	259	235
2.397% due 12/25/2036 ^	3,378	2,949
2.428% due 09/25/2033	10,528	10,684
2.456% due 09/25/2033	349	352
Wells Fargo Mortgage-Backed Securities Trust
2.494% due 09/25/2033	446	450
2.616% due 05/25/2036 ^	189	175
2.636% due 06/25/2035	2,526	2,561
2.640% due 04/25/2036	2,115	1,946
2.642% due 03/25/2036	1,621	1,608
2.693% due 07/25/2036 ^	2,992	2,696
2.708% due 04/25/2036	5,755	5,534
5.942% due 11/25/2037 ^	2,242	1,993
6.000% due 04/25/2037	2,214	2,123

Total Mortgage-Backed Securities (Cost $274,726)		279,863

ASSET-BACKED SECURITIES 2.1%
Accredited Mortgage Loan Trust
0.309% due 02/25/2037	3,191	2,900
0.650% due 09/25/2035	1,000	778
Aegis Asset-Backed Securities Trust
1.179% due 03/25/2035 ^	1,000	841
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	107	109
7.001% due 09/20/2022	5,950	6,007
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.649% due 01/25/2035	25	25
1.529% due 03/25/2033	627	539
Argent Securities Trust
0.329% due 06/25/2036	1,648	609
0.419% due 07/25/2036	1,568	627
Asset-Backed Funding Certificates Trust
0.399% due 01/25/2037	1,847	1,039
Asset-Backed Securities Corp. Home Equity Loan Trust
1.832% due 03/15/2032	1,058	995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avoca CLO PLC
0.591% due 09/15/2021	EUR	3,726	$4,977
Bear Stearns Asset-Backed Securities Trust
0.419% due 06/25/2047		$1,000	785
0.499% due 01/25/2047		1,000	858
0.729% due 10/25/2034		25	25
Carrington Mortgage Loan Trust
0.419% due 10/25/2036		1,000	432
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045		739	560
0.439% due 07/25/2045		2,000	943
0.579% due 11/25/2046		812	578
Countrywide Asset-Backed Certificates
0.309% due 11/25/2037		1,505	1,472
0.359% due 09/25/2036		279	269
0.399% due 09/25/2047		2,000	1,444
0.429% due 04/25/2036		2,102	2,053
0.439% due 05/25/2036		849	848
0.449% due 01/25/2036		783	730
4.740% due 10/25/2035		1,324	1,320
5.493% due 10/25/2046		1,294	1,057
Credit Suisse Mortgage Capital Certificates
0.779% due 09/25/2037		635	561
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		92	48
First Franklin Mortgage Loan Trust
0.289% due 11/25/2036		50	50
Franklin CLO Ltd.
0.514% due 06/15/2018		2,822	2,778
GSAA Home Equity Trust
0.629% due 08/25/2037		1,244	1,028
GSAMP Trust
0.249% due 12/25/2036		99	48
0.549% due 03/25/2047		4,500	2,595
HSI Asset Loan Obligation Trust
0.239% due 12/25/2036		93	48
HSI Asset Securitization Corp. Trust
0.469% due 11/25/2035		1,380	1,114
JPMorgan Mortgage Acquisition Trust
5.150% due 01/25/2037		1,500	1,052
Long Beach Mortgage Loan Trust
0.509% due 01/25/2046		35	29
0.739% due 10/25/2034		288	273
1.109% due 04/25/2035		1,000	923
MASTR Asset-Backed Securities Trust
0.229% due 01/25/2037		488	145
0.389% due 05/25/2037		1,500	900
Merrill Lynch Mortgage Investors Trust
0.439% due 04/25/2037		1,000	483
0.469% due 08/25/2036		2,000	1,760
Morgan Stanley ABS Capital, Inc.
0.884% due 12/25/2034		1,185	1,142
Morgan Stanley Dean Witter Capital, Inc.
1.529% due 02/25/2033		1,482	1,355
Moselle CLO S.A.
0.472% due 01/06/2020	EUR	1,147	1,540
New Century Home Equity Loan Trust
0.689% due 07/25/2035		$1,000	808
Nomura Home Equity Loan, Inc.
0.509% due 10/25/2036		3,048	1,109
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.439% due 07/25/2035		42	42
People’s Choice Home Loan Securities Trust
1.124% due 05/25/2035 ^		1,000	554
RAAC Series
0.579% due 06/25/2047		600	524

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
0.629% due 04/25/2035		$1,000	$932
0.669% due 08/25/2035		1,000	920
Residential Asset Securities Corp. Trust
0.449% due 07/25/2036		1,500	681
0.499% due 01/25/2036		1,000	933
0.519% due 11/25/2035		1,000	866
SACO, Inc.
0.679% due 12/25/2035		682	625
Saxon Asset Securities Trust
0.974% due 03/25/2035		1,128	967
SLC Student Loan Trust
4.750% due 06/15/2033		1,231	1,143
SLM Student Loan Trust
1.582% due 08/15/2025		2,406	2,426
1.766% due 04/25/2023		997	1,026
3.432% due 05/16/2044		1,475	1,554
Soundview Home Loan Trust
0.419% due 07/25/2036		1,000	462
Specialty Underwriting & Residential Finance Trust
0.859% due 01/25/2034		17	15
Venture CDO Ltd.
0.496% due 01/20/2022		2,000	1,952

Total Asset-Backed Securities (Cost $67,673)			68,231

SOVEREIGN ISSUES 4.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	6,100	7,293
4.000% due 08/20/2020		34,300	58,798
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	8,500	11,802
4.305% due 03/06/2014		9,500	13,029
Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	1,305
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	841
6.369% due 06/16/2018		$7,100	7,721
6.500% due 06/10/2019		1,800	1,958
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	3,600	3,886
10.000% due 01/01/2014		2,834	1,281
10.000% due 01/01/2017		12,444	5,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 01/01/2021	BRL	5,941	$2,489
10.000% due 01/01/2023		422	174
Indonesia Government International Bond
11.625% due 03/04/2019		$5,200	6,961
Jordan Government International Bond
3.875% due 11/12/2015		250	249
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	848
Qatar Government International Bond
4.000% due 01/20/2015		7,200	7,488
5.250% due 01/20/2020		600	677
6.550% due 04/09/2019		1,000	1,198
Republic of Korea
4.875% due 09/22/2014		200	208
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	29,300	3,046
Turkey Government International Bond
6.750% due 05/30/2040		$200	210
6.875% due 03/17/2036		1,600	1,706
7.250% due 03/05/2038		1,700	1,895
Venezuela Government International Bond
7.650% due 04/21/2025		3,000	2,175
7.750% due 10/13/2019		900	753
8.250% due 10/13/2024		8,500	6,439
9.250% due 05/07/2028		5,000	3,950
9.375% due 01/13/2034		3,000	2,385

Total Sovereign Issues (Cost $165,270)			156,204

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		345,787	0

Total Common Stocks (Cost $1,936)			0

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 10/30/2013 (d)		1,500	1,433

Total Preferred Securities (Cost $1,412)			1,433

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.0%
iShares MSCI Brazil Capped Index Fund	12,500	$599

Total Exchange-Traded Funds (Cost $669)		599

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.5%

REPURCHASE AGREEMENTS (e) 0.6%
		19,747

U.S. TREASURY BILLS 0.9%
0.056% due 01/02/2014 - 05/29/2014 (c)(i)	$29,299	29,295

Total Short-Term Instruments (Cost $49,037)		49,042

Total Investments in Securities (Cost $3,133,973)		3,154,868

	SHARES
INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio	10,563,057	105,705

Total Short-Term Instruments (Cost $105,697)		105,705

Total Investments in Affiliates (Cost $105,697)		105,705

Total Investments 100.7% (Cost $3,239,670)		$3,260,573

Financial Derivative Instruments (f)(h) (0.8%) (Cost or Premiums, net $(23,577))		(25,105)

Other Assets and Liabilities, net 0.1%		1,358

Net Assets 100.0%		$3,236,826

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$18,500	U.S. Treasury Notes 0.250% due 09/30/2015	$(18,875)	$18,500	$18,500
SSB	0.000%	09/30/2013	10/01/2013	1,247	Fannie Mae 2.200% due 10/17/2022	(1,272)	1,247	1,247

Total Repurchase Agreements						$(20,147)	$19,747	$19,747

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	89

Schedule of Investments PIMCO Floating Income Fund (Cont.)

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $1,337 at a weighted average interest rate of (1.066%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$18,500	$0	$0	$0	$18,500	$(18,875)	$(375)
SSB	1,247	0	0	0	1,247	(1,272)	(25)

Master Securities Forward Transactions Agreement
FOB	0	0	0	0	0	(280)	(280)
GSC	0	0	0	0	0	(260)	(260)
MSC	0	0	0	0	0	(110)	(110)

Total Borrowings and Other Financing Transactions	$19,747	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	38	$(79)	$0	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	3,940	(9,863)	123	0
90-Day Eurodollar June Futures	Long	06/2015	6,605	2,870	413	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	220	5	0	(13)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	220	55	9	0

Total Futures Contracts				$(7,012)	$545	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$33,700	$2,764	$(276)	$18	$0
CDX.EM-20 5-Year Index	5.000%	12/20/2018	69,800	6,823	(711)	19	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	118,900	7,037	1,427	0	(52)
CDX.HY-21 5-Year Index	5.000%	12/20/2018	1,800	83	2	0	0

				$16,707	$442	$37	$(52)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/18/2016	$ 787,000	$3,242	$(3,289)	$0	$(281)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	136,200	1,277	357	0	(56)
Receive	3-Month USD-LIBOR	2.500%	12/18/2020	265,000	(3,821)	(3,752)	0	(154)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	443,600	26,437	18,753	0	(263)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	39,100	(498)	(1,326)	0	(24)
Receive	3-Month USD-LIBOR	2.500%	12/18/2023	90,500	2,963	(439)	0	(55)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	98,100	16,552	11,548	15	0
Receive	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR 180,000	(878)	(1,914)	0	(416)

					$45,274	$19,938	$15	$(1,249)

Total Swap Agreements					$61,981	$20,380	$52	$(1,301)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Cash of $76,242 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$545	$52	$597	$0	$(13)	$(1,301)	$(1,314)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	76,339	$		68,217	$0	$(3,000)
	10/2013		EUR	184,063			246,396	0	(2,614)
	10/2013		GBP	70,628			109,685	0	(4,654)
	10/2013	$		5,064		JPY	500,704	30	0

BRC	10/2013			114,433		GBP	71,289	977	0
	10/2013			12,346		KRW	14,425,282	1,059	0
	11/2013		GBP	71,289	$		114,405	0	(975)
	11/2013	$		751		PLN	2,410	19	0
	12/2013			1,009		MXN	13,143	0	(11)

CBK	10/2013			3,317		EUR	2,502	68	0
	10/2013			661		IDR	6,965,531	0	(61)
	10/2013			40,874		RUB	1,301,195	0	(749)

DUB	10/2013			71,532		AUD	76,339	0	(315)
	10/2013			3,126		ZAR	30,148	0	(126)
	10/2013		ZAR	30,148	$		3,011	11	0
	11/2013		AUD	76,339			71,377	314	0
	01/2014		ZAR	30,148			3,082	127	0

FBF	10/2013		BRL	66,645			29,886	0	(185)
	10/2013		GBP	661			1,029	0	(41)
	10/2013	$		27,986		BRL	66,645	2,085	0
	10/2013			1,337		EUR	1,000	15	0
	10/2013			4,130		IDR	45,263,818	0	(234)
	11/2013		BRL	95,857	$		41,286	0	(1,628)
	01/2014		IDR	17,185,152			1,469	30	0

GLM	10/2013		EUR	9,875			13,195	0	(164)
	10/2013	$		1,519		IDR	17,185,152	0	(40)
	12/2013		IDR	17,185,152	$		1,492	37	0

HUS	10/2013	$		4,933		IDR	51,221,692	0	(525)

JPM	10/2013		KRW	14,197,112	$		12,241	0	(951)
	10/2013	$		1,731		IDR	19,603,575	0	(43)
	11/2013		IDR	17,185,152	$		1,502	30	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	91

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2013	$	6,686	MXN	88,648	$45	$0
MSC	10/2013	BRL	66,645	$	29,392	0	(679)
	10/2013	RUB	1,304,600		40,000	0	(230)
	10/2013	$	29,886	BRL	66,645	185	0
	11/2013		29,185		66,645	651	0

RYL	04/2014		4,076	CNY	25,000	0	(25)

SCX	10/2013		4,500	IDR	46,983,010	0	(457)

UAG	10/2013	IDR	269,679,622	$	25,086	1,876	0
	10/2013	KRW	1,159		1	0	0
	10/2013	$	256,803	EUR	190,436	828	0
	10/2013		7,973	IDR	82,456,844	0	(876)
	10/2013		105	RUB	3,405	0	0
	11/2013	EUR	190,436	$	256,824	0	(828)
	01/2014	RUB	3,405		104	0	0
	04/2014	CNY	25,000		3,924	0	(128)

Total Forward Foreign Currency Contracts						$8,387	$(19,539)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	52,000	$(97)	$(55)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		52,000	(116)	(63)

BRC	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		16,200	(31)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	5,400	(30)	(41)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	54,200	(98)	(57)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		54,200	(111)	(66)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		35,800	(33)	(10)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		19,600	(31)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	8,800	(52)	(66)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	49,600	(268)	(24)

MYC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	6,200	(45)	(47)

RYL	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	19,900	(19)	(5)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		19,900	(32)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$	40,300	(269)	(188)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		40,300	(396)	(190)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		52,400	(293)	(25)

								$(1,921)	$(845)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	57,200	$(45)	$(41)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		97,200	(285)	(89)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		30,000	(65)	(17)

BPS	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		50,000	(135)	(46)

CBK	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		40,000	(132)	(37)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		80,000	(266)	(74)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		30,000	(59)	(17)

							$(987)	$(321)

Total Written Options							$(2,908)	$(1,166)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at 03/31/2013	32,521	$987,300	EUR	845,900	GBP	90,500	$(14,611)
Sales	0	1,113,000		111,400		20,400	(4,868)
Closing Buys	(32,521)	(623,900)		(112,900)		(37,700)	10,741
Expirations	0	(333,900)		(520,600)		0	2,712
Exercised	0	(575,500)		0		(52,800)	3,118

Balance at 09/30/2013	0	$567,000	EUR	323,800	GBP	20,400	$(2,908)

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	AutoZone, Inc.	(1.320%	)	09/20/2018	0.625%	$ 1,100	$0	$(37)	$0	$(37)
	Pearson Dollar Finance PLC	(1.000%	)	06/20/2018	0.586%	1,000	(24)	5	0	(19)

FBF	Rohm & Haas Co.	(1.850%	)	09/20/2017	0.333%	3,000	0	(181)	0	(181)

GST	Embarq Corp.	(1.000%	)	06/20/2016	0.975%	2,700	(19)	16	0	(3)

JPM	Embarq Corp.	(1.550%	)	06/20/2016	0.998%	3,000	0	(46)	0	(46)

							$(43)	$(243)	$0	$(286)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Brazil Government International Bond	2.900%	05/20/2014	0.531%	$	5,200	$0	$135	$135	$0
	Brazil Government International Bond	2.920%	05/20/2014	0.531%		2,500	0	66	66	0
	China Government International Bond	1.000%	09/20/2016	0.456%		2,900	15	33	48	0
	El Paso LLC	5.000%	09/20/2014	0.442%		400	(30)	48	18	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.320%		2,000	358	3	361	0
	Georgia-Pacific LLC	5.000%	06/20/2014	0.084%		1,000	(103)	140	37	0
	Lafarge S.A.	1.000%	03/20/2018	2.267%	EUR	7,200	(640)	124	0	(516)
	Mexico Government International Bond	3.200%	05/20/2014	0.377%	$	2,800	0	84	84	0
	Mexico Government International Bond	2.130%	06/20/2014	0.377%		3,500	0	66	66	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		2,300	19	(1)	18	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.596%		1,900	0	163	163	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		1,900	35	138	173	0
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		900	(92)	173	81	0
	Russia Government International Bond	1.000%	03/20/2018	1.584%		11,000	(243)	(29)	0	(272)

BPS	Brazil Government International Bond	1.000%	06/20/2017	1.440%		4,300	(69)	2	0	(67)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		1,700	(32)	1	0	(31)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		8,700	(116)	(138)	0	(254)
	China Government International Bond	1.000%	09/20/2015	0.299%		1,000	9	5	14	0
	Frontier Communications Corp.	5.000%	06/20/2019	4.306%		3,775	(444)	579	135	0
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		10,150	(389)	47	0	(342)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		3,525	(114)	(26)	0	(140)
	Jaguar Land Rover PLC	5.000%	03/20/2018	2.519%	EUR	4,700	524	145	669	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%	$	4,300	(58)	71	13	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		616	(12)	13	1	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.832%		1,000	(10)	104	94	0
	Philippines Government International Bond	1.000%	09/20/2015	0.460%		5,000	(114)	169	55	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		7,880	(270)	313	43	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		10,100	(517)	369	0	(148)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		4,900	(137)	34	0	(103)
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		12,100	(1,398)	(83)	0	(1,481)

BRC	BMW U.S. Capital LLC	1.000%	09/20/2015	0.195%		2,000	4	29	33	0
	Brazil Government International Bond	2.370%	05/20/2014	0.531%		3,400	0	70	70	0
	Brazil Government International Bond	1.980%	09/20/2014	0.673%		6,700	0	90	90	0
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		2,000	(49)	18	0	(31)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		3,000	(56)	(31)	0	(87)
	China Government International Bond	1.000%	09/20/2015	0.299%		2,000	19	10	29	0
	China Government International Bond	1.000%	09/20/2016	0.456%		7,000	36	79	115	0
	Continental AG	5.000%	12/20/2013	0.103%	EUR	1,300	61	(39)	22	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	1.599%	$	800	150	4	154	0
	GenOn Energy, Inc.	5.000%	09/20/2014	0.574%		2,600	(390)	507	117	0
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		2,820	(100)	(12)	0	(112)
	Indonesia Government International Bond	1.000%	06/20/2022	3.200%		300	(35)	(10)	0	(45)
	Mexico Government International Bond	2.680%	05/20/2014	0.377%		3,400	0	84	84	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	93

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Mexico Government International Bond	2.310%	06/20/2014	0.377%	$	2,900	$0	$60	$60	$0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		1,100	9	0	9	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		500	(11)	13	2	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		1,880	(43)	50	7	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		4,100	(270)	211	0	(59)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		10,950	(631)	438	0	(193)
	Schaeffler Finance BV	5.000%	03/20/2018	2.328%	EUR	7,300	620	507	1,127	0
	Seagate Technology Holdings	5.000%	03/20/2018	1.394%	$	400	27	36	63	0
	Seagate Technology Holdings	5.000%	06/20/2018	1.513%		300	18	30	48	0
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		1,950	(71)	30	0	(41)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		9,780	(292)	50	0	(242)
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.464%		1,500	(165)	234	69	0
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		2,950	(475)	114	0	(361)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.186%		3,000	(19)	68	49	0

CBK	ARAMARK Corp.	5.000%	03/20/2014	0.312%		2,400	(65)	122	57	0
	Brazil Government International Bond	1.920%	09/20/2014	0.673%		6,700	0	86	86	0
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		1,000	(14)	(1)	0	(15)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		4,380	(97)	16	0	(81)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		8,300	(117)	(125)	0	(242)
	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	1.212%		6,000	0	677	677	0
	China Government International Bond	1.000%	09/20/2015	0.299%		500	5	2	7	0
	China Government International Bond	1.000%	09/20/2016	0.456%		8,100	42	91	133	0
	Colombia Government International Bond	1.000%	03/20/2016	0.822%		1,400	(10)	16	6	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%		1,000	(1)	20	19	0
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		400	(8)	4	0	(4)
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		5,065	(227)	56	0	(171)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		3,750	(189)	41	0	(148)
	Indonesia Government International Bond	1.000%	06/20/2022	3.200%		100	(12)	(3)	0	(15)
	Indonesia Government International Bond	1.000%	06/20/2023	3.278%		7,600	(699)	(563)	0	(1,262)
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		5,700	(44)	88	44	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		1,100	(14)	17	3	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		1,700	(18)	20	2	0
	Philippines Government International Bond	1.000%	09/20/2015	0.460%		11,700	(262)	391	129	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		3,550	(125)	145	20	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		6,700	(205)	230	25	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		2,600	(130)	92	0	(38)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		9,600	(546)	377	0	(169)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		1,400	(43)	13	0	(30)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		2,550	(43)	(20)	0	(63)
	Turkey Government International Bond	1.000%	03/20/2015	1.331%		6,200	(174)	146	0	(28)
	United Kingdom Gilt	1.000%	06/20/2015	0.091%		700	7	5	12	0
	United Kingdom Gilt	1.000%	06/20/2016	0.166%		1,300	16	14	30	0
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		17,055	(2,479)	391	0	(2,088)
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		934	(141)	19	0	(122)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.186%		3,600	2	58	60	0

DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.940%		6,000	19	(2)	17	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2014	0.136%		2,000	(117)	135	18	0
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		2,500	(87)	48	0	(39)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		8,600	(129)	(122)	0	(251)
	California State General Obligation Bonds, Series 2003	2.650%	03/20/2021	1.243%		1,800	0	159	159	0

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	France Government Bond	0.250%	09/20/2015	0.205%	$	300	$(11)	$11	$0	$0
	France Government Bond	0.250%	03/20/2016	0.263%		4,200	(149)	148	0	(1)
	General Electric Capital Corp.	3.730%	12/20/2013	0.192%		5,000	0	45	45	0
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		11,250	(615)	236	0	(379)
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		1,500	(12)	22	10	0
	Mexico Government International Bond	1.000%	12/20/2016	0.813%		1,500	(37)	47	10	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		5,500	(99)	116	17	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		4,380	(68)	74	6	0
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.884%		7,300	0	540	540	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		6,600	95	508	603	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		5,000	(182)	209	27	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		2,500	(87)	96	9	0
	Philippines Government International Bond	2.500%	09/20/2017	0.912%		3,000	0	187	187	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%		400	(3)	10	7	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		12,025	(596)	421	0	(175)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		11,375	(726)	526	0	(200)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		4,530	(162)	66	0	(96)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		3,750	(137)	44	0	(93)
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		4,600	(381)	(182)	0	(563)
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		16,605	(2,569)	403	0	(2,166)

FBF	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.478%		4,900	(155)	257	102	0
	China Government International Bond	1.000%	09/20/2016	0.456%		1,000	5	12	17	0
	El Paso LLC	5.000%	09/20/2014	0.442%		4,600	(346)	558	212	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		5,000	(97)	136	39	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.943%		300	(5)	26	21	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		1,900	31	142	173	0
	South Africa Government International Bond	1.000%	12/20/2020	2.270%		1,325	(51)	(56)	0	(107)
	United Kingdom Gilt	1.000%	09/20/2015	0.102%		500	5	4	9	0
	Univision Communications, Inc.	5.000%	09/20/2019	2.581%		5,800	(638)	1,414	776	0
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		3,750	(591)	102	0	(489)

GST	Amgen, Inc.	1.000%	09/20/2014	0.080%		9,200	197	(111)	86	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.565%		2,300	(74)	112	38	0
	Bank of America Corp.	1.000%	03/20/2018	0.952%		10,000	(105)	129	24	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2015	0.286%		1,000	(30)	44	14	0
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		5,650	(135)	47	0	(88)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		2,050	(49)	11	0	(38)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		8,000	(148)	(85)	0	(233)
	Comcast Corp.	1.000%	06/20/2021	0.799%		9,900	(317)	462	145	0
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	0.972%		10,000	0	418	418	0
	France Government Bond	0.250%	03/20/2016	0.263%		8,200	(274)	272	0	(2)
	GenOn Energy, Inc.	5.000%	09/20/2014	0.574%		2,800	(468)	594	126	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		3,200	(120)	62	0	(58)
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		2,250	(92)	16	0	(76)
	Kinder Morgan Energy Partners LP	1.000%	03/20/2018	0.812%		900	(37)	44	7	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		3,500	(203)	247	44	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		9,050	(208)	235	27	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	0.884%		2,000	0	144	144	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		7,000	145	495	640	0
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		3,900	(394)	742	348	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		31,575	(2,184)	1,723	0	(461)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		6,250	(229)	119	0	(110)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		17,200	(683)	318	0	(365)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		3,075	(88)	12	0	(76)
	South Africa Government International Bond	1.000%	03/20/2020	2.180%		2,000	(123)	(14)	0	(137)
	Univision Communications, Inc.	5.000%	09/20/2019	2.581%		650	(72)	159	87	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%		3,200	(50)	391	341	0
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		3,465	(438)	14	0	(424)
	Windstream Corp.	5.000%	12/20/2017	3.126%		2,300	81	93	174	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	95

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
HUS	Brazil Government International Bond	1.000%	09/20/2016	1.261%	$	7,000	$(244)	$193	$0	$(51)
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		3,900	(102)	41	0	(61)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		4,850	(105)	15	0	(90)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		3,300	(62)	(34)	0	(96)
	China Government International Bond	1.000%	09/20/2015	0.299%		400	4	2	6	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%		1,000	(9)	28	19	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		12,750	(278)	187	0	(91)
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%		9,130	(543)	235	0	(308)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		7,234	(312)	26	0	(286)
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		4,500	35	0	35	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		2,800	(27)	49	22	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		5,090	(103)	118	15	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		4,850	(70)	77	7	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		4,900	(198)	224	26	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		4,490	(120)	137	17	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%		400	(4)	11	7	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		17,875	(1,087)	826	0	(261)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		13,675	(702)	461	0	(241)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		4,455	(171)	77	0	(94)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		8,434	(226)	18	0	(208)
	Venezuela Government International Bond	5.000%	06/20/2017	9.096%		7,780	(946)	(6)	0	(952)
	Venezuela Government International Bond	5.000%	09/20/2017	9.153%		9,825	(1,460)	178	0	(1,282)

JPM	Brazil Government International Bond	1.000%	12/20/2015	1.027%		32,000	(300)	291	0	(9)
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		2,500	(38)	(1)	0	(39)
	Brazil Government International Bond	1.000%	12/20/2017	1.536%		1,000	0	(21)	0	(21)
	France Government Bond	0.250%	09/20/2015	0.205%		100	(4)	4	0	0
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		18,750	(390)	257	0	(133)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		3,750	(123)	(25)	0	(148)
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		3,310	(42)	52	10	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		2,050	(33)	35	2	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		2,500	(72)	86	14	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		2,500	(49)	59	10	0
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		3,750	(105)	25	0	(80)
	South Africa Government International Bond	1.000%	09/20/2017	1.653%		3,525	(54)	(34)	0	(88)

MYC	Brazil Government International Bond	1.850%	09/20/2014	0.673%		6,700	0	81	81	0
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		3,400	(111)	58	0	(53)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		2,500	(43)	(4)	0	(47)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		6,100	(117)	(61)	0	(178)
	China Government International Bond	1.000%	09/20/2015	0.299%		1,100	9	7	16	0
	China Government International Bond	1.000%	09/20/2016	0.456%		5,000	25	58	83	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%		2,000	(10)	48	38	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.286%		1,000	(8)	28	20	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	1.300%		1,400	252	2	254	0
	France Government Bond	0.250%	09/20/2016	0.331%		1,100	(52)	49	0	(3)
	Kinder Morgan Energy Partners LP	1.000%	03/20/2018	0.812%		1,381	(50)	62	12	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		2,500	(17)	21	4	0
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	0.884%		2,400	0	178	178	0
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.568%		6,000	0	551	551	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%		1,300	(45)	26	0	(19)
	Pfizer, Inc.	1.000%	09/20/2014	0.037%		9,700	222	(127)	95	0
	Philippines Government International Bond	1.000%	09/20/2015	0.460%		9,000	(176)	274	98	0
	Philippines Government International Bond	2.440%	09/20/2017	0.912%		4,300	0	259	259	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%		800	(6)	20	14	0
	South Africa Government International Bond	1.000%	12/20/2020	2.270%		2,760	(90)	(132)	0	(222)

RYL	China Government International Bond	1.000%	09/20/2015	0.299%		2,600	24	13	37	0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		20,000	(315)	479	164	0

UAG	American International Group, Inc.	5.000%	09/20/2014	0.163%		1,100	(154)	208	54	0
	Brazil Government International Bond	2.250%	05/20/2014	0.531%		3,600	0	70	70	0
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		6,775	(129)	23	0	(106)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		5,256	(156)	58	0	(98)

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Continental AG	5.000%	12/20/2013	0.103%	EUR	2,400	$122	$(83)	$39	$0
	Indonesia Government International Bond	1.000%	06/20/2017	1.955%	$	9,780	(404)	75	0	(329)
	Indonesia Government International Bond	1.000%	09/20/2017	2.058%		10,035	(479)	82	0	(397)
	MetLife, Inc.	1.000%	09/20/2015	0.368%		3,900	(231)	281	50	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		3,800	(77)	88	11	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		4,640	(116)	122	6	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.943%		800	(13)	70	57	0
	NRG Energy, Inc.	5.000%	06/20/2016	1.644%		900	16	66	82	0
	Philippines Government International Bond	1.000%	06/20/2017	0.859%		8,295	(265)	310	45	0
	Philippines Government International Bond	1.000%	09/20/2017	0.912%		2,666	(75)	85	10	0
	Russia Government International Bond	1.000%	06/20/2017	1.411%		1,625	(102)	78	0	(24)
	South Africa Government International Bond	1.000%	06/20/2017	1.596%		9,440	(265)	65	0	(200)
	Sprint Nextel Corp.	1.000%	09/20/2017	2.836%		800	(121)	66	0	(55)
	Vale Overseas Ltd.	0.650%	06/20/2014	0.908%		2,700	0	0	0	(0)

							$(35,972)	$27,991	$13,917	$(21,898)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date		Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.EM-18 5-Year Index	5.000%	12/20/2017	$	1,300	$177	$(76)	$101	$0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018		15,700	1,709	(177)	1,532	0

BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017		9,550	1,111	(432)	679	0

BRC	CDX.EM-18 5-Year Index	5.000%	12/20/2017		1,900	237	(90)	147	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018		16,800	1,886	(246)	1,640	0

CBK	CDX.EM-20 5-Year Index	5.000%	12/20/2018		21,300	2,258	(178)	2,080	0

DUB	CDX.EM-19 5-Year Index	5.000%	06/20/2018		5,100	416	(1)	415	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018		33,300	3,660	(409)	3,251	0

GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017		7,100	973	(468)	505	0
	CDX.EM-18 5-Year Index	5.000%	12/20/2017		2,300	315	(136)	179	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018		400	32	0	32	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018		8,000	848	(68)	780	0

HUS	CDX.EM-18 5-Year Index	5.000%	12/20/2017		1,100	147	(63)	84	0
	CDX.EM-19 5-Year Index	5.000%	06/20/2018		7,250	617	(29)	588	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018		12,200	1,283	(92)	1,191	0

JPM	CDX.EM-20 5-Year Index	5.000%	12/20/2018		12,300	1,298	(97)	1,201	0

						$16,967	$(2,562)	$14,405	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	97

Schedule of Investments PIMCO Floating Income Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	79,000	$(108)	$(1,945)	$0	$(2,053)

BRC	Pay	1-Year BRL-CDI	8.180%	01/02/2017		239,200	(756)	(6,214)	0	(6,970)
	Pay	28-Day MXN-TIIE	5.800%	06/08/2016	MXN	340,800	40	911	951	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,196,000	276	2,572	2,848	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		750,000	(544)	722	178	0

DUB	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	11,900	31	716	747	0

GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	100,000	82	(2,802)	0	(2,720)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	141,000	(110)	144	34	0

HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	391,700	(85)	(10,602)	0	(10,687)
	Pay	28-Day MXN-TIIE	5.800%	06/08/2016	MXN	340,700	22	928	950	0

JPM	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	50,000	159	2,978	3,137	0

MYC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	78,000	19	166	185	0
	Pay	28-Day MXN-TIIE	8.170%	11/04/2016		37,900	(35)	346	311	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		403,000	(307)	403	96	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	180,500	(305)	(4,910)	0	(5,215)

							$(1,621)	$(16,587)	$9,437	$(27,645)

Total Swap Agreements							$(20,669)	$8,599	$37,759	$(49,829)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $29,295 and cash of $1,983 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$30	$0	$2,883	$2,913	$(10,268)	$(265)	$(2,841)	$(13,374)	$(10,461)	$10,437	$(24)
BPS	0	0	1,703	1,703	0	(46)	(2,566)	(2,612)	(909)	710	(199)
BRC	2,055	0	7,912	9,967	(986)	(43)	(8,141)	(9,170)	797	(1,060)	(263)
CBK	68	0	3,390	3,458	(810)	(37)	(4,476)	(5,323)	(1,865)	771	(1,094)
DUB	452	0	6,068	6,520	(441)	(202)	(4,019)	(4,662)	1,858	(3,700)	(1,842)
FBF	2,130	0	1,349	3,479	(2,088)	0	(777)	(2,865)	614	(1,080)	(466)
GLM	37	0	34	71	(204)	0	(2,720)	(2,924)	(2,853)	2,666	(187)
GST	0	0	4,159	4,159	0	0	(2,071)	(2,071)	2,088	(2,460)	(372)
HUS	0	0	2,967	2,967	(525)	0	(14,708)	(15,233)	(12,266)	10,506	(1,760)
JPM	75	0	4,374	4,449	(994)	(24)	(564)	(1,582)	2,867	(1,640)	1,227
MSC	836	0	0	836	(909)	0	0	(909)	(73)	(516)	(589)
MYC	0	0	2,295	2,295	0	(138)	(522)	(660)	1,635	(2,130)	(495)
RYL	0	0	201	201	(25)	(386)	0	(411)	(210)	300	90
SCX	0	0	0	0	(457)	0	0	(457)	(457)	331	(126)
UAG	2,704	0	424	3,128	(1,832)	(25)	(6,424)	(8,281)	(5,153)	5,235	82

Total Over the Counter	$8,387	$0	$37,759	$46,146	$(19,539)	$(1,166)	$(49,829)	$(70,534)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$545	$545
Swap Agreements	0	37	0	0	15	52

	$0	$37	$0	$0	$560	$597

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,387	$0	$8,387
Swap Agreements	0	28,322	0	0	9,437	37,759

	$0	$28,322	$0	$8,387	$9,437	$46,146

	$0	$28,359	$0	$8,387	$9,997	$46,743

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	52	0	0	1,249	1,301

	$0	$52	$0	$0	$1,262	$1,314

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,539	$0	$19,539
Written Options	0	321	0	0	845	1,166
Swap Agreements	0	22,184	0	0	27,645	49,829

	$0	$22,505	$0	$19,539	$28,490	$70,534

	$0	$22,557	$0	$19,539	$29,752	$71,848

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$6,787	$0	$0	$6,787
Written Options	0	0	(5,557)	0	0	(5,557)
Futures	0	0	0	0	6,884	6,884
Swap Agreements	0	17,621	0	0	27,940	45,561

	$0	$17,621	$1,230	$0	$34,824	$53,675

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,674	$0	$11,674
Written Options	0	534	0	1,571	3,139	5,244
Swap Agreements	0	10,673	0	0	(438)	10,235

	$0	$11,207	$0	$13,245	$2,701	$27,153

	$0	$28,828	$1,230	$13,245	$37,525	$80,828

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$2,720	$0	$0	$2,720
Written Options	0	0	437	0	0	437
Futures	0	0	0	0	(7,828)	(7,828)
Swap Agreements	0	(10,065)	0	0	33,581	23,516

	$0	$(10,065)	$3,157	$0	$25,753	$18,845

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(26,992)	$0	$(26,992)
Written Options	0	439	0	(673)	(1,872)	(2,106)
Swap Agreements	0	(8,761)	0	0	(16,668)	(25,429)

	$0	$(8,322)	$0	$(27,665)	$(18,540)	$(54,527)

	$0	$(18,387)	$3,157	$(27,665)	$7,213	$(35,682)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	99

Schedule of Investments PIMCO Floating Income Fund (Cont.)

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$199,174	$0	$199,174
Corporate Bonds & Notes
Banking & Finance	0	996,070	12,476	1,008,546
Industrials	0	960,069	21,585	981,654
Utilities	0	333,695	0	333,695
Municipal Bonds & Notes
California	0	56,392	0	56,392
Indiana	0	119	0	119
Iowa	0	607	0	607
New York	0	13,147	0	13,147
Tennessee	0	121	0	121
West Virginia	0	4,959	0	4,959
U.S. Government Agencies	0	1,082	0	1,082
Mortgage-Backed Securities	0	279,863	0	279,863
Asset-Backed Securities	0	62,115	6,116	68,231
Sovereign Issues	0	156,204	0	156,204
Common Stocks
Financials	0	0	0	0
Preferred Securities
Banking & Finance	0	1,433	0	1,433
Exchange-Traded Funds	599	0	0	599
Short-Term Instruments
Repurchase Agreements	0	19,747	0	19,747
U.S. Treasury Bills	0	29,295	0	29,295
	$599	$3,114,092	$40,177	$3,154,868

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$105,705	$0	$0	$105,705
Total Investments	$106,304	$3,114,092	$40,177	$3,260,573

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	545	52	0	597
Over the counter	612	45,193	341	46,146
	$1,157	$45,245	$341	$46,743

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(1,301)	0	(1,314)
Over the counter	0	(70,534)	0	(70,534)
	$(13)	$(71,835)	$0	$(71,848)

Totals	$107,448	$3,087,502	$40,518	$3,235,468

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$6,482	$0	$(6,338)	$3	$18	$(165)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	14,128	4,365	(423)	(5)	(5)	(840)	0	(4,744)	12,476	(890)
Industrials	21,782	3,000	(2,330)	(66)	(222)	(579)	0	0	21,585	(610)
Asset-Backed Securities	6,275	0	(91)	11	0	(79)	0	0	6,116	(77)
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0

	$48,667	$7,365	$(9,182)	$(57)	$(209)	$(1,663)	$0	$(4,744)	$40,177	$(1,577)

Financial Derivative Instruments - Assets
Over the counter	$270	$0	$0	$0	$0	$71	$0	$0	$341	$71

Totals	$48,937	$7,365	$(9,182)	$(57)	$(209)	$(1,592)	$0	$(4,744)	$40,518	$(1,506)

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,588	Benchmark Pricing	Base Price	92.53
	10,888	Third Party Vendor	Broker Quote	100.25
Industrials	2,860	Benchmark Pricing	Base Price	95.62
	18,725	Third Party Vendor	Broker Quote	102.50-116.13
Asset-Backed Securities	6,116	Benchmark Pricing	Base Price	101.75-103.50
Common Stocks
Financials	0	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	341	Indicative Market Quotation	Broker Quote	10.49

Total	$40,518

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	101

Schedule of Investments PIMCO High Yield Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%

BANK LOAN OBLIGATIONS 1.1%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		$2,973	$2,986
Caesars Entertainment Operating Co.
5.429% due 01/28/2018		13,387	12,161
Calpine Construction Finance Co. LP
3.000% due 05/03/2020		4,489	4,409
Catalent Pharma Solutions, Inc.
3.679% due 09/15/2016		25,735	25,838
4.250% due 09/15/2017		13,756	13,812
Community Health Systems, Inc.
0.038% - 3.761% due 01/25/2017		1,048	1,049
2.429% due 07/25/2014		748	749
CPG International, Inc.
3.750% due 09/04/2014		16,000	15,923
DaVita, Inc.
4.000% due 11/01/2019		9,429	9,481
Gardner Denver, Inc.
4.250% due 07/30/2020		7,500	7,442
Getty Images, Inc.
4.750% due 10/18/2019		12,385	11,080
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018		12,773	12,832
Pinnacle Entertainment, Inc.
3.750% due 08/14/2020		3,591	3,600
Quintiles Transnational Corp.
4.000% due 06/08/2018		13,765	13,783
Springleaf Financial Funding Co.
5.500% due 05/10/2017		4,686	4,699
Sun Products Corp.
5.500% due 03/18/2020		11,443	11,109
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	3,880
Texas Competitive Electric Holdings Co. LLC
4.682% - 4.766% due 10/10/2017		16,664	11,248
TMS International Corp.
0.000% due 08/23/2014		17,750	17,663

Total Bank Loan Obligations (Cost $188,426)			183,744

CORPORATE BONDS & NOTES 87.2%

BANKING & FINANCE 8.8%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		9,600	9,840
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,279
2.460% due 12/01/2014		1,725	1,722
3.125% due 01/15/2016		11,000	11,043
3.500% due 07/18/2016		16,950	17,162
4.625% due 06/26/2015		15,000	15,526
5.500% due 02/15/2017		70,000	73,755
6.250% due 12/01/2017		37,500	40,248
7.500% due 09/15/2020		46,250	52,147
8.000% due 03/15/2020		29,440	34,003
8.000% due 11/01/2031		21,515	24,043
8.300% due 02/12/2015		5,000	5,400
American International Group, Inc.
8.175% due 05/15/2068		11,250	13,224
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		11,400	10,631
Bank of Scotland PLC
7.286% due 05/31/2016 (f)	GBP	700	1,155
Barclays Bank PLC
14.000% due 06/15/2019 (f)		20,000	43,545

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BPCE S.A.
9.250% due 04/22/2015 (f)	EUR	4,000	$5,750
12.500% due 12/31/2049		$1,232	1,562
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	15,200	23,031
CBRE Services, Inc.
5.000% due 03/15/2023		$17,475	16,470
CIT Group, Inc.
4.250% due 08/15/2017		58,645	59,965
5.000% due 05/15/2017		3,500	3,697
5.000% due 08/15/2022		77,405	75,994
5.000% due 08/01/2023		15,000	14,556
5.250% due 03/15/2018		17,000	17,893
5.500% due 02/15/2019		26,750	28,221
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		26,250	27,037
Credit Agricole S.A.
7.589% due 01/30/2020 (f)	GBP	5,000	8,236
8.125% due 10/26/2019 (f)		2,500	4,303
8.375% due 10/13/2019 (f)		$4,773	5,244
Credit Suisse AG
6.500% due 08/08/2023		10,500	10,647
E*TRADE Financial Corp.
6.000% due 11/15/2017		10,000	10,575
6.375% due 11/15/2019		35,350	37,824
6.750% due 06/01/2016		6,625	7,089
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		5,000	5,569
8.125% due 01/15/2020		10,000	12,477
12.000% due 05/15/2015		14,000	16,461
General Motors Financial Co., Inc.
2.750% due 05/15/2016		7,275	7,270
3.250% due 05/15/2018		17,000	16,575
4.250% due 05/15/2023		5,000	4,581
6.750% due 06/01/2018		2,000	2,225
HBOS Capital Funding LP
6.071% due 06/30/2014 (f)		1,100	1,082
6.461% due 11/30/2018 (f)	GBP	10,045	16,018
HBOS PLC
6.000% due 11/01/2033		$5,000	4,733
6.750% due 05/21/2018		31,750	35,446
Hockey Merger Sub, Inc.
7.875% due 10/01/2021 (b)		27,000	27,169
ILFC E-Capital Trust
6.250% due 12/21/2065		51,990	47,571
International Lease Finance Corp.
6.250% due 05/15/2019		12,150	12,818
6.750% due 09/01/2016		20,000	22,050
7.125% due 09/01/2018		25,850	29,017
8.250% due 12/15/2020		7,100	8,112
8.625% due 09/15/2015		11,750	13,013
8.750% due 03/15/2017		21,000	24,202
ISS A/S
8.875% due 05/15/2016	EUR	12,064	16,745
Jefferies Finance LLC
7.375% due 04/01/2020		$25,000	24,875
LBG Capital PLC
6.385% due 05/12/2020	EUR	3,495	4,875
6.439% due 05/23/2020		11,469	16,007
7.588% due 05/12/2020	GBP	10,000	16,998
7.625% due 12/09/2019		900	1,519
7.625% due 10/14/2020	EUR	1,300	1,891
7.867% due 12/17/2019	GBP	7,303	12,482
7.869% due 08/25/2020		18,750	32,236
7.875% due 11/01/2020		$12,725	13,603
7.975% due 09/15/2024	GBP	600	1,012
8.500% due 12/17/2021 (f)		$1,350	1,418

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.125% due 07/15/2020	GBP	2,500	$4,399
9.875% due 02/10/2023		400	716
11.040% due 03/19/2020		6,370	12,010
15.000% due 12/21/2019		9,350	21,910
15.000% due 12/21/2019	EUR	600	1,194
Lloyds TSB Bank PLC
9.875% due 12/16/2021		$63	75
12.000% due 12/16/2024 (f)		5,000	6,713
Milestone Aviation Group LLC
8.625% due 12/15/2017		4,000	4,230
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,187
5.875% due 03/15/2022		10,000	10,100
Oxford Finance LLC
7.250% due 01/15/2018		6,500	6,679
PNK Finance Corp.
6.375% due 08/01/2021		1,285	1,317
Prospect Holding Co. LLC
10.250% due 10/01/2018		3,000	2,933
Provident Funding Associates LP
6.750% due 06/15/2021		5,600	5,656
Rabobank Group
11.000% due 06/30/2019 (f)		18,000	23,552
Regions Financial Corp.
7.375% due 12/10/2037		16,611	17,636
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		6,465	7,079
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		1,750	1,761
6.990% due 10/05/2017 (f)		16,050	16,692
7.648% due 09/30/2031 (f)		16,970	17,564
SLM Corp.
8.000% due 03/25/2020		14,475	15,687
8.450% due 06/15/2018		35,000	39,637
Societe Generale S.A.
5.922% due 04/05/2017 (f)		10,000	10,252
Springleaf Finance Corp.
6.500% due 09/15/2017		3,000	3,105
6.900% due 12/15/2017		10,650	11,183
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	5,125
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,778
10.500% due 02/15/2019		6,450	10,966
UBS Preferred Funding Trust
6.243% due 05/15/2016 (f)		$5,000	5,344
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	3,500	5,709
6.000% due 04/15/2021		15,675	25,884

			1,465,940

INDUSTRIALS 69.3%
Activision Blizzard, Inc.
5.625% due 09/15/2021		$12,250	12,296
6.125% due 09/15/2023		12,100	12,191
Actuant Corp.
5.625% due 06/15/2022		8,450	8,492
ADT Corp.
3.500% due 07/15/2022		15,400	13,048
4.125% due 06/15/2023		6,000	5,366
4.875% due 07/15/2042		4,050	3,000
6.250% due 10/15/2021 (b)		16,750	17,022
Affinion Group, Inc.
7.875% due 12/15/2018		12,750	10,168
Aguila S.A.
7.875% due 01/31/2018		40,527	42,553

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 01/31/2018	CHF	13,650	$15,848
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$25,879	27,949
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,100	13,690
Alere, Inc.
8.625% due 10/01/2018		27,000	29,227
Aleris International, Inc.
7.625% due 02/15/2018		45,000	47,306
7.875% due 11/01/2020		16,375	16,989
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		51,650	54,878
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021 (b)		6,125	6,125
Alliance Data Systems Corp.
6.375% due 04/01/2020		21,000	21,840
Alliant Techsystems, Inc.
6.875% due 09/15/2020		11,758	12,522
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	13,611
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (c)		16,450	16,985
AMC Networks, Inc.
4.750% due 12/15/2022		26,250	24,675
7.750% due 07/15/2021		10,800	12,069
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		17,500	17,259
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	7,931
Anixter, Inc.
5.625% due 05/01/2019		8,500	8,798
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,553
7.250% due 08/01/2019		12,250	12,985
9.375% due 12/01/2017		3,750	3,984
ARAMARK Corp.
5.750% due 03/15/2020		23,350	23,700
ArcelorMittal
4.250% due 02/25/2015		3,679	3,780
4.250% due 08/05/2015		5,000	5,169
4.250% due 03/01/2016		1,000	1,031
9.500% due 02/15/2015		10,500	11,550
Arch Coal, Inc.
7.000% due 06/15/2019		12,500	9,813
7.250% due 10/01/2020		4,825	3,679
7.250% due 06/15/2021		20,000	15,250
ARD Finance S.A.
11.125% due 06/01/2018 (c)		5,609	5,974
11.125% due 06/01/2018 (c)	EUR	3,739	5,175
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		$14,000	13,405
5.000% due 11/15/2022	EUR	2,000	2,618
7.000% due 11/15/2020		$14,750	14,234
7.375% due 10/15/2017	EUR	15,000	21,672
7.375% due 10/15/2017		$6,400	6,875
9.125% due 10/15/2020		6,875	7,322
9.250% due 10/15/2020	EUR	31,250	44,288
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	12,500	21,754
Ashland, Inc.
3.875% due 04/15/2018		$12,500	12,406
4.750% due 08/15/2022		26,000	24,505
6.875% due 05/15/2043		10,250	9,891
Ashtead Capital, Inc.
6.500% due 07/15/2022		16,000	17,000
Associated Materials LLC
9.125% due 11/01/2017		28,175	30,077

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Atwood Oceanics, Inc.
6.500% due 02/01/2020	$5,175	$5,447
Audatex North America, Inc.
6.750% due 06/15/2018	29,475	31,391
AutoNation, Inc.
6.750% due 04/15/2018	6,400	7,272
Avanti Communications Group PLC
10.000% due 10/01/2019 (b)	2,520	2,523
Avaya, Inc.
7.000% due 04/01/2019	22,500	21,150
Aviation Capital Group Corp.
7.125% due 10/15/2020	20,750	22,667
Axiall Corp.
4.875% due 05/15/2023	4,250	4,043
B&G Foods, Inc.
4.625% due 06/01/2021	10,000	9,575
B/E Aerospace, Inc.
5.250% due 04/01/2022	32,000	31,920
6.875% due 10/01/2020	16,000	17,560
Ball Corp.
5.000% due 03/15/2022	16,000	15,600
6.750% due 09/15/2020	8,550	9,287
Basic Energy Services, Inc.
7.750% due 02/15/2019	5,000	5,075
Bausch & Lomb, Inc.
9.875% due 11/01/2015	19,620	19,767
BC Mountain LLC
7.000% due 02/01/2021	3,000	2,993
Beazer Homes USA, Inc.
6.625% due 04/15/2018	6,000	6,330
Belden, Inc.
5.500% due 09/01/2022	12,600	12,222
Berry Petroleum Co.
6.750% due 11/01/2020	3,600	3,681
10.250% due 06/01/2014	5,000	5,300
Berry Plastics Corp.
9.500% due 05/15/2018	15,000	16,312
9.750% due 01/15/2021	35,000	40,600
BI-LO LLC
9.250% due 02/15/2019	17,550	19,480
Biomet, Inc.
6.500% due 08/01/2020	64,355	66,768
6.500% due 10/01/2020	74,850	76,253
BMC Software Finance, Inc.
8.125% due 07/15/2021	10,000	10,425
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021	10,000	7,500
Bombardier, Inc.
4.250% due 01/15/2016	10,000	10,425
7.500% due 03/15/2018	19,475	21,958
Brickman Group Holdings, Inc.
9.125% due 11/01/2018	10,875	11,691
Bristow Group, Inc.
6.250% due 10/15/2022	7,300	7,619
Building Materials Corp. of America
6.750% due 05/01/2021	37,005	39,873
7.500% due 03/15/2020	18,556	20,087
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (c)	10,500	10,973
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	19,674	21,395
C10 Capital SPV Ltd.
6.722% due 12/31/2016 (f)	5,000	4,375
Cablevision Systems Corp.
7.750% due 04/15/2018	7,000	7,875
8.000% due 04/15/2020	4,275	4,788
8.625% due 09/15/2017	5,000	5,763

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		$15,000	$13,847
Calcipar S.A.
6.875% due 05/01/2018		10,325	10,815
Capella Healthcare, Inc.
9.250% due 07/01/2017		36,000	38,610
Carlson Wagonlit BV
6.875% due 06/15/2019		14,300	14,515
7.500% due 06/15/2019	EUR	5,000	7,102
Case New Holland, Inc.
7.875% due 12/01/2017		$24,460	28,557
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		13,650	13,804
9.750% due 04/15/2017	EUR	11,650	16,312
CCO Holdings LLC
5.125% due 02/15/2023		$30,000	27,675
5.250% due 03/15/2021		9,250	8,926
5.250% due 09/30/2022		37,750	35,107
5.750% due 09/01/2023		10,000	9,525
6.500% due 04/30/2021		30,250	31,006
6.625% due 01/31/2022		21,271	21,696
7.000% due 01/15/2019		17,500	18,572
7.250% due 10/30/2017		1,000	1,061
7.375% due 06/01/2020		10,050	10,904
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,500	1,444
5.875% due 06/15/2021		7,250	7,613
6.625% due 10/15/2018		10,150	11,013
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		33,000	35,722
Central Garden and Pet Co.
8.250% due 03/01/2018		7,875	7,816
Cequel Communications Holdings LLC
5.125% due 12/15/2021		6,000	5,685
6.375% due 09/15/2020		30,050	30,801
Ceridian Corp.
8.875% due 07/15/2019		7,100	8,165
CHC Helicopter S.A.
9.250% due 10/15/2020		6,500	6,955
Chemtura Corp.
5.750% due 07/15/2021		6,500	6,516
Chesapeake Energy Corp.
5.750% due 03/15/2023		14,000	14,105
6.625% due 08/15/2020		8,500	9,180
7.250% due 12/15/2018		11,179	12,716
9.500% due 02/15/2015		40,845	45,185
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		14,475	14,837
7.750% due 05/15/2017		6,000	6,188
9.500% due 05/15/2016		10,225	10,800
Cimarex Energy Co.
5.875% due 05/01/2022		7,000	7,105
Cinemark USA, Inc.
7.375% due 06/15/2021		3,875	4,204
CityCenter Holdings LLC
7.625% due 01/15/2016		15,900	16,735
10.750% due 01/15/2017		21,582	23,255
Clean Harbors, Inc.
5.125% due 06/01/2021		5,000	4,856
5.250% due 08/01/2020		20,000	19,900
Clear Channel Communications, Inc.
9.000% due 03/01/2021		22,000	21,395
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		61,325	62,760
7.625% due 03/15/2020		60,625	62,819
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,319

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	103

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNH Capital LLC
3.875% due 11/01/2015		$15,000	$15,525
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,354
CommScope, Inc.
8.250% due 01/15/2019		43,350	47,577
Community Health Systems, Inc.
5.125% due 08/15/2018		19,050	19,431
7.125% due 07/15/2020		17,000	17,191
8.000% due 11/15/2019		6,000	6,323
Concho Resources, Inc.
5.500% due 04/01/2023		6,000	5,955
6.500% due 01/15/2022		31,000	33,402
7.000% due 01/15/2021		11,900	13,090
CONSOL Energy, Inc.
8.000% due 04/01/2017		19,300	20,603
8.250% due 04/01/2020		42,000	45,255
Constellation Brands, Inc.
4.250% due 05/01/2023		32,875	30,245
6.000% due 05/01/2022		17,200	18,404
7.250% due 05/15/2017		12,000	13,800
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	33,050	46,567
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$364	387
7.566% due 09/15/2021		420	442
Continental Resources, Inc.
4.500% due 04/15/2023		15,000	14,794
5.000% due 09/15/2022		18,400	18,607
7.125% due 04/01/2021		4,650	5,220
7.375% due 10/01/2020		6,225	6,941
8.250% due 10/01/2019		5,454	6,027
Continental Rubber Of America Corp.
4.500% due 09/15/2019		22,319	23,390
ConvaTec Finance International S.A.
8.250% due 01/15/2019		32,250	32,331
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		42,000	47,670
10.875% due 12/15/2018	EUR	5,400	8,273
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$23,250	24,877
Cott Beverages, Inc.
8.125% due 09/01/2018		11,000	11,963
Crown Americas LLC
4.500% due 01/15/2023		10,250	9,430
6.250% due 02/01/2021		9,000	9,450
Crown Castle International Corp.
5.250% due 01/15/2023		40,200	37,185
7.125% due 11/01/2019		4,845	5,220
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	125	181
CSC Holdings LLC
6.750% due 11/15/2021		$20,100	21,607
7.625% due 07/15/2018		51,623	59,366
7.875% due 02/15/2018		20,500	23,524
8.625% due 02/15/2019		16,935	19,729
CST Brands, Inc.
5.000% due 05/01/2023		8,000	7,580
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		36,250	36,023
6.375% due 11/01/2018		21,025	22,129
6.625% due 11/01/2020		27,100	28,929
Del Monte Corp.
7.625% due 02/15/2019		48,640	50,707
Delphi Corp.
5.000% due 02/15/2023		23,800	24,692
6.125% due 05/15/2021		3,250	3,567

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denbury Resources, Inc.
4.625% due 07/15/2023		$16,000	$14,720
8.250% due 02/15/2020		17,585	19,387
Digicel Group Ltd.
8.250% due 09/30/2020		27,100	28,184
10.500% due 04/15/2018		15,174	16,464
Digicel Ltd.
7.000% due 02/15/2020		3,000	3,000
8.250% due 09/01/2017		44,350	46,179
DineEquity, Inc.
9.500% due 10/30/2018		26,790	29,938
DISH DBS Corp.
5.000% due 03/15/2023		17,800	16,598
5.875% due 07/15/2022		44,900	44,451
6.750% due 06/01/2021		22,500	23,766
7.125% due 02/01/2016		72,500	79,841
7.875% due 09/01/2019		19,650	22,499
DJO Finance LLC
7.750% due 04/15/2018		21,950	21,840
8.750% due 03/15/2018		4,750	5,189
9.750% due 10/15/2017		15,000	15,225
9.875% due 04/15/2018		7,550	8,041
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		12,500	13,313
Eagle Spinco, Inc.
4.625% due 02/15/2021		29,000	27,949
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		22,800	24,197
El Paso LLC
7.000% due 06/15/2017		28,420	31,843
7.250% due 06/01/2018		9,250	10,423
7.750% due 01/15/2032		57,865	59,438
7.800% due 08/01/2031		43,466	44,420
8.050% due 10/15/2030		5,683	5,886
Endo Health Solutions, Inc.
7.000% due 07/15/2019		17,925	18,552
7.000% due 12/15/2020		9,653	9,943
7.250% due 01/15/2022		2,230	2,308
Energy Transfer Equity LP
7.500% due 10/15/2020		23,475	25,236
Enterprise Products Operating LLC
8.375% due 08/01/2066		23,700	26,175
Envision Healthcare Corp.
8.125% due 06/01/2019		21,884	23,744
Era Group, Inc.
7.750% due 12/15/2022		13,050	13,148
Faenza GmbH
8.250% due 08/15/2021	EUR	7,000	9,754
First Data Corp.
6.750% due 11/01/2020		$30,800	32,032
7.375% due 06/15/2019		16,250	17,184
8.250% due 01/15/2021		44,290	45,951
12.625% due 01/15/2021		8,000	8,840
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,900	10,432
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		8,650	9,072
6.875% due 04/01/2022		41,000	41,205
7.000% due 11/01/2015		10,000	10,338
8.250% due 11/01/2019		29,500	31,934
Ford Motor Co.
6.375% due 02/01/2029		400	437
7.125% due 11/15/2025		8,000	9,342
7.500% due 08/01/2026		12,625	15,269
9.215% due 09/15/2021		2,700	3,472
Forest Oil Corp.
7.250% due 06/15/2019		15,000	15,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		$10,875	$11,392
5.750% due 02/15/2021		1,500	1,549
5.875% due 01/31/2022		13,250	13,648
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		7,900	8,809
General Cable Corp.
5.750% due 10/01/2022		23,500	22,619
Geo Group, Inc.
5.125% due 04/01/2023		10,850	9,982
6.625% due 02/15/2021		9,250	9,759
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		7,000	7,858
Graphic Packaging International, Inc.
7.875% due 10/01/2018		18,850	20,641
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	21,300	21,085
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$28,000	21,280
Griffon Corp.
7.125% due 04/01/2018		12,042	12,825
Grifols, Inc.
8.250% due 02/01/2018		24,475	26,402
H&E Equipment Services, Inc.
7.000% due 09/01/2022		10,000	10,700
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		75,000	71,719
HCA Holdings, Inc.
6.250% due 02/15/2021		20,000	20,375
7.750% due 05/15/2021		30,717	32,752
HCA, Inc.
4.750% due 05/01/2023		51,000	48,131
5.875% due 03/15/2022		50,000	51,625
5.875% due 05/01/2023		33,200	32,702
6.500% due 02/15/2016		850	923
6.500% due 02/15/2020		68,195	74,077
7.250% due 09/15/2020		27,975	30,493
7.500% due 02/15/2022		69,350	76,285
7.875% due 02/15/2020		7,445	8,045
8.000% due 10/01/2018		14,750	16,999
8.360% due 04/15/2024		1,000	1,080
8.500% due 04/15/2019		15,000	16,163
9.000% due 12/15/2014		3,246	3,522
HD Supply, Inc.
7.500% due 07/15/2020		46,650	48,458
8.125% due 04/15/2019		51,120	56,999
11.000% due 04/15/2020		31,750	38,179
Headwaters, Inc.
7.625% due 04/01/2019		26,418	27,871
Health Management Associates, Inc.
7.375% due 01/15/2020		36,894	40,606
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		18,075	18,549
Hecla Mining Co.
6.875% due 05/01/2021		6,400	6,080
HeidelbergCement Finance Luxembourg S.A.
7.500% due 04/03/2020	EUR	5,000	8,046
Hertz Corp.
4.250% due 04/01/2018		$3,000	2,963
5.875% due 10/15/2020		10,175	10,531
6.250% due 10/15/2022		10,750	11,153
6.750% due 04/15/2019		56,550	60,084
7.375% due 01/15/2021		21,000	22,680
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		36,625	36,808
8.875% due 02/01/2018		30,000	31,200
9.000% due 11/15/2020		30,000	29,475

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hiland Partners LP
7.250% due 10/01/2020		$10,375	$10,868
Hilton Worldwide Finance LLC
5.625% due 10/15/2021 (b)		30,500	30,633
HJ Heinz Finance Co.
7.125% due 08/01/2039		15,200	15,656
Hologic, Inc.
6.250% due 08/01/2020		25,000	26,156
Hospira, Inc.
5.200% due 08/12/2020		950	968
5.600% due 09/15/2040		2,000	1,766
5.800% due 08/12/2023		6,250	6,373
Host Hotels & Resorts LP
5.250% due 03/15/2022		21,940	22,819
6.000% due 10/01/2021		14,000	15,307
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		11,200	11,900
7.625% due 06/15/2021		11,675	12,638
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		5,255	5,675
7.125% due 03/15/2021		8,500	9,201
Huntsman International LLC
4.875% due 11/15/2020		23,300	22,193
8.625% due 03/15/2020		4,550	5,028
8.625% due 03/15/2021		29,350	32,725
Hyva Global BV
8.625% due 03/24/2016		9,350	9,163
IASIS Healthcare LLC
8.375% due 05/15/2019		25,000	26,062
Igloo Holdings Corp.
8.250% due 12/15/2017 (c)		11,075	11,435
Immucor, Inc.
11.125% due 08/15/2019		17,100	18,895
IMS Health, Inc.
6.000% due 11/01/2020		22,902	23,446
12.500% due 03/01/2018		2,000	2,370
Ineos Finance PLC
7.500% due 05/01/2020		20,675	22,277
8.375% due 02/15/2019		11,200	12,390
INEOS Group Holdings S.A.
6.125% due 08/15/2018		8,950	8,771
6.500% due 08/15/2018	EUR	13,500	17,967
Infor U.S., Inc.
9.375% due 04/01/2019		$5,875	6,595
Inmarsat Finance PLC
7.375% due 12/01/2017		4,750	4,999
Inmet Mining Corp.
7.500% due 06/01/2021		2,000	2,060
8.750% due 06/01/2020		22,050	23,704
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		15,125	14,218
6.625% due 12/15/2022		8,000	7,980
7.250% due 04/01/2019		28,495	30,632
7.250% due 10/15/2020		80,000	85,800
7.500% due 04/01/2021		16,000	17,360
8.500% due 11/01/2019		7,000	7,648
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		3,500	3,649
7.750% due 06/01/2021		27,600	28,669
8.125% due 06/01/2023		30,000	31,762
Interactive Data Corp.
10.250% due 08/01/2018		20,830	23,173
Interline Brands, Inc.
7.500% due 11/15/2018		6,900	7,340
10.000% due 11/15/2018 (c)		2,500	2,744
inVentiv Health, Inc.
11.000% due 08/15/2018		9,300	7,556

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Iron Mountain, Inc.
5.750% due 08/15/2024		$15,750	$14,254
J. Crew Group, Inc.
8.125% due 03/01/2019		14,873	15,747
Jaguar Holding Co.
9.375% due 10/15/2017 (c)		7,450	7,916
9.500% due 12/01/2019		18,500	20,882
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		2,000	1,965
7.750% due 05/15/2018		4,125	4,476
8.125% due 05/15/2018	GBP	3,000	5,318
8.125% due 05/15/2021		$20,000	22,350
Jarden Corp.
7.500% due 05/01/2017		5,066	5,801
7.500% due 01/15/2020		10,750	11,704
7.500% due 01/15/2020	EUR	7,450	10,770
JET Equipment Trust
10.000% due 12/15/2013		$647	649
JMC Steel Group
8.250% due 03/15/2018		27,000	26,190
Kindred Healthcare, Inc.
8.250% due 06/01/2019		9,000	9,630
Kinetic Concepts, Inc.
10.500% due 11/01/2018		35,250	39,083
KION Finance S.A.
7.875% due 04/15/2018	EUR	15,000	21,571
Kraton Polymers LLC
6.750% due 03/01/2019		$10,400	10,764
L Brands, Inc.
5.625% due 02/15/2022		12,650	13,030
6.625% due 04/01/2021		12,250	13,307
7.000% due 05/01/2020		4,975	5,522
Lamar Media Corp.
5.000% due 05/01/2023		11,646	10,860
5.875% due 02/01/2022		8,050	8,090
Land O’ Lakes, Inc.
6.000% due 11/15/2022		13,950	14,299
Laredo Petroleum, Inc.
7.375% due 05/01/2022		14,000	14,910
9.500% due 02/15/2019		14,750	16,446
Lear Corp.
4.750% due 01/15/2023		10,000	9,325
7.875% due 03/15/2018		6,920	7,353
Lender Processing Services, Inc.
5.750% due 04/15/2023		14,885	15,350
Levi Strauss & Co.
6.875% due 05/01/2022		15,000	15,975
Libbey Glass, Inc.
6.875% due 05/15/2020		3,500	3,745
Lightstream Resources Ltd.
8.625% due 02/01/2020		24,350	23,741
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		12,975	13,608
LKQ Corp.
4.750% due 05/15/2023		10,000	9,300
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		16,000	14,760
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		10,500	10,006
Manitowoc Co., Inc.
8.500% due 11/01/2020		32,405	36,213
9.500% due 02/15/2018		4,484	4,832
Masonite International Corp.
8.250% due 04/15/2021		50,031	55,159
MCE Finance Ltd.
5.000% due 02/15/2021		25,000	24,062

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MGM Resorts International
6.625% due 12/15/2021		$32,550	$33,730
6.750% due 10/01/2020		15,000	15,788
6.875% due 04/01/2016		8,085	8,833
7.500% due 06/01/2016		38,750	43,497
7.625% due 01/15/2017		32,000	35,920
7.750% due 03/15/2022		29,375	31,982
8.625% due 02/01/2019		16,000	18,480
Michael Foods Group, Inc.
9.750% due 07/15/2018		43,795	48,120
Michaels Stores, Inc.
7.750% due 11/01/2018		25,000	27,000
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		11,700	12,344
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		12,800	13,504
MPH Intermediate Holding Co.
8.375% due 08/01/2018		7,950	8,174
Mueller Water Products, Inc.
7.375% due 06/01/2017		10,000	10,300
8.750% due 09/01/2020		5,980	6,608
MultiPlan, Inc.
9.875% due 09/01/2018		28,179	31,279
Murphy Oil USA, Inc.
6.000% due 08/15/2023		18,100	18,100
Mylan, Inc.
7.875% due 07/15/2020		15,000	17,124
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	6,000	8,685
8.875% due 12/01/2018		$25,000	26,500
NBTY, Inc.
9.000% due 10/01/2018		20,500	22,601
NCR Corp.
4.625% due 02/15/2021		1,500	1,414
5.000% due 07/15/2022		10,150	9,490
NeuStar, Inc.
4.500% due 01/15/2023		7,000	6,318
Newfield Exploration Co.
5.625% due 07/01/2024		2,500	2,431
6.875% due 02/01/2020		28,250	29,804
7.125% due 05/15/2018		12,200	12,719
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		7,500	7,528
Nielsen Finance LLC
4.500% due 10/01/2020		30,000	29,025
7.750% due 10/15/2018		41,000	44,792
11.625% due 02/01/2014		3,532	3,660
Nokia OYJ
5.375% due 05/15/2019		10,000	10,200
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	7,424
Novelis, Inc.
8.375% due 12/15/2017		35,000	37,669
8.750% due 12/15/2020		57,825	63,752
NXP BV
9.750% due 08/01/2018		1,334	1,502
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,000	11,660
6.875% due 01/15/2023		13,500	14,378
OGX Austria GmbH
8.375% due 04/01/2022		14,600	2,409
8.500% due 06/01/2018		35,250	5,816
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		10,061	11,168
10.000% due 06/15/2018	EUR	12,330	18,601
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (c)		$12,550	12,864

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	105

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oshkosh Corp.
8.250% due 03/01/2017		$3,750	$4,022
8.500% due 03/01/2020		3,425	3,793
Pactiv LLC
7.950% due 12/15/2025		10,972	10,039
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		13,870	14,407
Party City Holdings, Inc.
8.875% due 08/01/2020		14,985	16,184
Peabody Energy Corp.
6.000% due 11/15/2018		20,250	20,301
6.250% due 11/15/2021		34,900	34,027
6.500% due 09/15/2020		13,500	13,365
7.875% due 11/01/2026		2,985	3,015
Penske Automotive Group, Inc.
5.750% due 10/01/2022		8,500	8,373
Perstorp Holding AB
8.750% due 05/15/2017		38,835	40,485
9.000% due 05/15/2017	EUR	4,950	6,998
11.000% due 08/15/2017		$23,950	24,549
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		42,315	45,594
Petco Holdings, Inc.
8.500% due 10/15/2017 (c)		30,450	31,059
PHH Corp.
6.375% due 08/15/2021		11,250	10,941
9.250% due 03/01/2016		5,900	6,933
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		12,000	13,110
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		57,500	62,819
7.750% due 04/01/2022		18,000	18,990
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		17,000	15,895
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		9,000	9,293
Plains Exploration & Production Co.
6.125% due 06/15/2019		12,000	12,874
6.625% due 05/01/2021		10,000	10,735
6.750% due 02/01/2022		22,000	23,568
6.875% due 02/15/2023		14,750	15,893
7.625% due 04/01/2020		24,855	27,237
Ply Gem Industries, Inc.
8.250% due 02/15/2018		24,977	26,850
9.375% due 04/15/2017		1,800	1,908
Polymer Group, Inc.
7.750% due 02/01/2019		24,385	26,183
Polypore International, Inc.
7.500% due 11/15/2017		17,500	18,637
Post Holdings, Inc.
7.375% due 02/15/2022		13,175	13,916
PQ Corp.
8.750% due 05/01/2018		6,750	7,223
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,150
6.625% due 11/15/2020		6,000	6,375
Prestige Brands, Inc.
8.125% due 02/01/2020		10,675	11,796
8.250% due 04/01/2018		2,375	2,535
PVH Corp.
4.500% due 12/15/2022		22,000	20,900
7.375% due 05/15/2020		26,000	28,470
Quebecor Media, Inc.
7.750% due 03/15/2016		14,763	15,058
QVC, Inc.
7.375% due 10/15/2020		2,980	3,240
7.500% due 10/01/2019		8,645	9,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	10,000	$14,509
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$3,750	3,741
9.875% due 04/15/2017		14,000	10,150
Rain CII Carbon LLC
8.000% due 12/01/2018		19,900	20,149
8.250% due 01/15/2021		10,350	10,454
8.500% due 01/15/2021	EUR	3,000	4,059
Range Resources Corp.
5.000% due 08/15/2022		$14,000	13,615
5.000% due 03/15/2023		9,650	9,312
5.750% due 06/01/2021		16,250	17,144
6.750% due 08/01/2020		16,750	18,132
Regal Cinemas Corp.
8.625% due 07/15/2019		3,000	3,270
Regal Entertainment Group
5.750% due 02/01/2025		5,000	4,638
Regency Energy Partners LP
5.500% due 04/15/2023		15,000	14,475
6.500% due 07/15/2021		20,000	21,100
Renaissance Acquisition Corp.
6.875% due 08/15/2021		22,000	21,835
Rexel S.A.
6.125% due 12/15/2019		18,650	19,163
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		53,500	53,968
6.875% due 02/15/2021		16,330	17,514
7.125% due 04/15/2019		32,275	34,454
7.875% due 08/15/2019		16,550	18,288
8.250% due 02/15/2021		36,875	37,336
8.500% due 05/15/2018		43,280	45,444
9.000% due 04/15/2019		34,000	35,870
9.875% due 08/15/2019		54,750	59,677
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,050	10,243
6.000% due 01/15/2019		12,250	10,841
6.850% due 07/15/2018		4,000	3,790
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		49,000	49,490
Roofing Supply Group LLC
10.000% due 06/01/2020		8,375	9,422
Ryerson, Inc.
9.000% due 10/15/2017		10,750	11,180
Ryland Group, Inc.
5.375% due 10/01/2022		6,000	5,640
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		20,650	19,901
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	9,006
Sally Holdings LLC
5.750% due 06/01/2022		16,600	16,724
6.875% due 11/15/2019		9,550	10,505
Samson Investment Co.
10.250% due 02/15/2020		46,650	49,682
SandRidge Energy, Inc.
7.500% due 03/15/2021		18,000	18,270
7.500% due 02/15/2023		12,250	12,189
8.125% due 10/15/2022		35,500	36,032
Sappi Papier Holding GmbH
6.625% due 04/15/2021		6,750	6,345
7.750% due 07/15/2017		7,250	7,576
8.375% due 06/15/2019		5,000	5,244
SBA Communications Corp.
5.625% due 10/01/2019		11,750	11,603
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,550	11,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Schaeffler Finance BV
4.750% due 05/15/2021		$25,500	$24,862
7.750% due 02/15/2017		6,000	6,750
7.750% due 02/15/2017	EUR	43,500	66,279
8.500% due 02/15/2019		$29,040	32,525
8.750% due 02/15/2019	EUR	27,875	42,664
Schaeffler Holding Finance BV
6.875% due 08/15/2018		$16,650	17,524
6.875% due 08/15/2018	EUR	19,800	28,159
Scientific Games Corp.
8.125% due 09/15/2018		$4,750	5,094
Scientific Games International, Inc.
6.250% due 09/01/2020		21,100	21,364
9.250% due 06/15/2019		5,500	5,954
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,859
7.250% due 01/15/2018		3,150	3,311
Sealed Air Corp.
5.250% due 04/01/2023		18,625	17,740
6.875% due 07/15/2033		6,410	5,961
8.125% due 09/15/2019		26,604	29,796
8.375% due 09/15/2021		21,578	24,545
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	8,360
Sensata Technologies BV
4.875% due 10/15/2023		16,000	14,960
6.500% due 05/15/2019		26,000	28,080
Serta Simmons Holdings LLC
8.125% due 10/01/2020		15,650	16,550
ServiceMaster Co.
7.000% due 08/15/2020		32,800	31,160
8.000% due 02/15/2020		10,000	9,950
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		3,950	4,325
Silver Borrower
7.750% due 12/15/2020		25,000	25,812
Simmons Foods, Inc.
10.500% due 11/01/2017		5,000	5,263
Sinclair Television Group, Inc.
5.375% due 04/01/2021		14,750	14,086
6.125% due 10/01/2022		19,500	19,451
6.375% due 11/01/2021 (b)		6,750	6,767
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		23,850	23,433
SM Energy Co.
6.500% due 01/01/2023		5,000	5,125
Smithfield Foods, Inc.
6.625% due 08/15/2022		28,000	28,945
7.750% due 07/01/2017		21,762	24,863
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	6,104
Snoqualmie Entertainment Authority
4.147% due 02/01/2014		10,404	10,352
9.125% due 02/01/2015		6,588	6,600
Softbank Corp.
4.500% due 04/15/2020		23,750	22,830
Sonat, Inc.
7.000% due 02/01/2018		12,024	12,943
Sophia LP
9.750% due 01/15/2019		32,000	34,880
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		6,150	6,427
6.625% due 11/15/2022		17,800	18,512
Spectrum Brands, Inc.
6.750% due 03/15/2020		10,000	10,675
SPX Corp.
6.875% due 09/01/2017		13,675	15,248

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Steel Dynamics, Inc.
5.250% due 04/15/2023		$575	$545
6.125% due 08/15/2019		10,075	10,554
6.375% due 08/15/2022		6,450	6,692
7.625% due 03/15/2020		6,000	6,518
STHI Holding Corp.
8.000% due 03/15/2018		25,485	27,588
Studio City Finance Ltd.
8.500% due 12/01/2020		25,250	27,838
Suburban Propane Partners LP
7.375% due 03/15/2020		3,950	4,236
7.375% due 08/01/2021		2,410	2,591
7.500% due 10/01/2018		5,000	5,375
Sun Products Corp.
7.750% due 03/15/2021		23,700	21,922
SunGard Data Systems, Inc.
6.625% due 11/01/2019		12,500	12,813
7.375% due 11/15/2018		20,000	21,250
7.625% due 11/15/2020		25,000	26,875
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	15,500	22,697
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	3,800	4,370
7.000% due 12/31/2017		7,750	9,088
7.000% due 12/31/2017	EUR	675	970
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	14,208
Taminco Global Chemical Corp.
9.750% due 03/31/2020		22,000	24,970
Teleflex, Inc.
6.875% due 06/01/2019		10,500	11,130
Tenet Healthcare Corp.
4.375% due 10/01/2021		15,000	13,856
4.500% due 04/01/2021		17,500	16,472
4.750% due 06/01/2020		2,000	1,935
6.000% due 10/01/2020		18,050	18,490
8.000% due 08/01/2020		31,500	33,469
8.125% due 04/01/2022		12,000	12,555
Terex Corp.
6.000% due 05/15/2021		21,000	21,341
6.500% due 04/01/2020		2,325	2,453
Tesoro Logistics LP
5.875% due 10/01/2020		5,500	5,514
Tomkins LLC
9.000% due 10/01/2018		25,230	27,627
Townsquare Radio LLC
9.000% due 04/01/2019		6,500	6,939
TransDigm, Inc.
5.500% due 10/15/2020		21,375	21,054
7.500% due 07/15/2021		4,000	4,320
7.750% due 12/15/2018		65,000	69,550
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (c)		22,115	23,552
9.625% due 06/15/2018		25,500	27,731
TransUnion LLC
11.375% due 06/15/2018		56,750	63,347
TreeHouse Foods, Inc.
7.750% due 03/01/2018		11,650	12,349
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		17,925	17,880
Triumph Group, Inc.
4.875% due 04/01/2021		17,000	16,447
8.625% due 07/15/2018		17,675	19,266
Tronox Finance LLC
6.375% due 08/15/2020		13,600	13,532
Truven Health Analytics, Inc.
10.625% due 06/01/2020		25,000	27,375

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TRW Automotive, Inc.
7.250% due 03/15/2017		$14,750	$16,962
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		16,050	16,852
U.S. Foods, Inc.
8.500% due 06/30/2019		7,500	7,941
United Rentals North America, Inc.
5.750% due 07/15/2018		6,250	6,594
6.125% due 06/15/2023		8,425	8,509
7.375% due 05/15/2020		21,250	23,003
7.625% due 04/15/2022		38,150	41,679
8.250% due 02/01/2021		17,060	19,022
8.375% due 09/15/2020		20,000	22,250
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	30,000	40,201
5.500% due 01/15/2023		$8,250	7,858
5.750% due 01/15/2023	EUR	7,500	10,172
7.500% due 03/15/2019		$9,250	10,036
7.500% due 03/15/2019	EUR	5,050	7,423
8.125% due 12/01/2017		367	525
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		7,700	11,902
Univision Communications, Inc.
5.125% due 05/15/2023		$10,000	9,625
6.750% due 09/15/2022		37,500	39,750
6.875% due 05/15/2019		25,300	27,197
7.875% due 11/01/2020		26,000	28,567
8.500% due 05/15/2021		47,115	51,826
UPC Holding BV
6.375% due 09/15/2022	EUR	41,000	54,912
8.375% due 08/15/2020		25,000	36,933
9.875% due 04/15/2018		$3,000	3,270
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	20,000	28,483
6.625% due 07/01/2020		$10,750	11,449
6.875% due 01/15/2022		19,475	20,741
7.250% due 11/15/2021		10,550	11,552
7.625% due 01/15/2020	EUR	27,250	39,822
USG Corp.
6.300% due 11/15/2016		$500	531
7.875% due 03/30/2020		12,525	13,637
8.375% due 10/15/2018		250	273
Valeant Pharmaceuticals International
6.375% due 10/15/2020		16,250	16,981
6.750% due 10/01/2017		7,500	8,044
6.750% due 08/15/2021		35,750	37,359
6.875% due 12/01/2018		13,000	13,813
7.000% due 10/01/2020		45,670	48,639
7.250% due 07/15/2022		21,450	22,951
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		6,000	6,465
8.000% due 02/01/2018		35,000	37,100
VeriSign, Inc.
4.625% due 05/01/2023		15,100	14,270
Videotron Ltd
5.000% due 07/15/2022		20,000	19,100
9.125% due 04/15/2018		1,769	1,864
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		17,900	19,332
Visant Corp.
10.000% due 10/01/2017		5,500	5,143
VWR Funding, Inc.
7.250% due 09/15/2017		28,282	29,979
Walter Energy, Inc.
9.875% due 12/15/2020		7,000	6,143

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Warner Chilcott Co. LLC
7.750% due 09/15/2018		$80,000	$87,400
Welltec A/S
8.000% due 02/01/2019		10,500	11,235
Whiting Petroleum Corp.
5.750% due 03/15/2021		19,750	20,244
6.500% due 10/01/2018		10,675	11,289
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		33,000	34,320
7.375% due 02/15/2018	EUR	10,000	14,156
Windstream Corp.
7.750% due 10/15/2020		$28,485	29,553
7.750% due 10/01/2021		17,150	17,793
7.875% due 11/01/2017		6,500	7,280
Wolverine World Wide, Inc.
6.125% due 10/15/2020		8,500	8,861
Wynn Las Vegas LLC
4.250% due 05/30/2023		5,000	4,594
5.375% due 03/15/2022		28,000	28,280
7.750% due 08/15/2020		30,000	33,825
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	1,600	2,327
Zayo Group LLC
8.125% due 01/01/2020		$13,250	14,558

			11,532,974

UTILITIES 9.1%
Access Midstream Partners LP
4.875% due 05/15/2023		18,500	17,482
6.125% due 07/15/2022		8,750	9,034
AES Corp.
7.375% due 07/01/2021		28,025	30,968
7.750% due 03/01/2014		632	647
7.750% due 10/15/2015		5,061	5,643
8.000% due 10/15/2017		14,990	17,313
8.000% due 06/01/2020		22,730	26,026
9.750% due 04/15/2016		30,000	35,175
Athlon Holdings LP
7.375% due 04/15/2021		9,750	9,994
Atlas Pipeline Partners LP
5.875% due 08/01/2023		8,000	7,560
6.625% due 10/01/2020		7,250	7,432
Calpine Corp.
7.500% due 02/15/2021		40,279	42,998
7.875% due 07/31/2020		36,450	39,457
7.875% due 01/15/2023		10,125	10,707
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		7,000	7,157
Covanta Holding Corp.
6.375% due 10/01/2022		6,500	6,693
7.250% due 12/01/2020		8,840	9,524
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		22,800	23,313
10.000% due 12/01/2020		79,255	83,710
12.250% due 03/01/2022		6,975	7,882
EP Energy LLC
6.875% due 05/01/2019		7,850	8,419
9.375% due 05/01/2020		55,755	63,003
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		16,289	17,165
Frontier Communications Corp.
7.000% due 11/01/2025		1,650	1,530
7.125% due 03/15/2019		35,000	37,319
7.450% due 07/01/2035		6,144	5,315
8.250% due 04/15/2017		5,000	5,700
8.500% due 04/15/2020		4,875	5,411

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	107

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.000% due 08/15/2031		$20,060	$19,759
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		30,000	32,471
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		17,500	17,675
Linn Energy LLC
6.500% due 05/15/2019		5,000	4,825
7.750% due 02/01/2021		5,000	5,050
8.625% due 04/15/2020		14,725	15,296
MarkWest Energy Partners LP
4.500% due 07/15/2023		22,750	21,556
5.500% due 02/15/2023		13,500	13,601
6.500% due 08/15/2021		1,430	1,537
6.750% due 11/01/2020		7,305	7,926
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		18,250	18,410
6.625% due 11/15/2020		33,075	34,398
6.625% due 04/01/2023		40,000	40,250
Midwest Generation LLC
8.560% due 01/02/2016 ^		17,769	17,503
NGPL PipeCo LLC
7.119% due 12/15/2017		10,851	9,630
9.625% due 06/01/2019		25,000	23,375
NRG Energy, Inc.
6.625% due 03/15/2023		33,700	33,194
7.625% due 01/15/2018		37,000	41,162
7.875% due 05/15/2021		19,000	20,425
8.250% due 09/01/2020		44,150	48,675
8.500% due 06/15/2019		1,550	1,670
NSG Holdings LLC
7.750% due 12/15/2025		29,213	30,820
Qwest Corp.
7.200% due 11/10/2026		9,046	9,074
Red Oak Power LLC
8.540% due 11/30/2019		18,682	19,803
9.200% due 11/30/2029		3,795	4,175
Sabine Oil & Gas LLC
9.750% due 02/15/2017		25,075	25,326
Sprint Capital Corp.
6.875% due 11/15/2028		27,375	24,569
6.900% due 05/01/2019		100,000	103,250
8.750% due 03/15/2032		55,110	56,281
Sprint Communications, Inc.
6.000% due 11/15/2022		70,455	65,171
7.000% due 03/01/2020		22,000	23,760
8.375% due 08/15/2017		15,250	17,309
9.000% due 11/15/2018		24,750	29,081
Sprint Corp.
7.250% due 09/15/2021		10,825	10,960
7.875% due 09/15/2023		19,125	19,555
Targa Resources Partners LP
4.250% due 11/15/2023		16,000	14,560
5.250% due 05/01/2023		16,000	15,760
6.375% due 08/01/2022		4,125	4,311
6.875% due 02/01/2021		18,150	19,466
7.875% due 10/15/2018		500	543
Tenaska Alabama Partners LP
7.000% due 06/30/2021		21,751	22,784
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	28,000	283
1.850% due 07/28/2014		28,000	284
4.100% due 05/29/2015		3,000	31
tw telecom Holdings, Inc.
5.375% due 10/01/2022		$1,500	1,436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VimpelCom Holdings BV
7.504% due 03/01/2022	$14,600	$15,421

		1,504,978

Total Corporate Bonds & Notes (Cost $13,885,416)		14,503,892

MUNICIPAL BONDS & NOTES 0.0%

CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	965	971
9.750% due 09/01/2022	1,375	1,382
9.750% due 09/01/2027	2,170	2,172
9.750% due 09/01/2032	3,480	3,392

Total Municipal Bonds & Notes (Cost $7,600)		7,917

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
1.375% due 06/30/2018 (i)(k)	100,000	100,301

Total U.S. Treasury Obligations (Cost $100,266)		100,301

MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Investment Trust
1.873% due 09/25/2045	655	611
Banc of America Funding Corp.
3.067% due 11/20/2035 ^	328	301
Banc of America Mortgage Trust
2.928% due 02/25/2036 ^	240	205
BCAP LLC Trust
0.349% due 01/25/2037 ^	1,072	758
Bear Stearns Adjustable Rate Mortgage Trust
2.420% due 02/25/2036 ^	344	231
2.575% due 01/25/2035	191	180
Bear Stearns Alt-A Trust
4.577% due 11/25/2036 ^	4,985	3,492
Citigroup Mortgage Loan Trust, Inc.
2.569% due 07/25/2046 ^	551	431
2.829% due 03/25/2034	133	133
Countrywide Alternative Loan Trust
0.349% due 01/25/2037 ^	371	295
0.390% due 03/20/2046	515	354
0.409% due 08/25/2046	276	23
0.429% due 09/25/2046 ^	676	130
0.429% due 10/25/2046 ^	259	82
0.439% due 07/25/2035	226	186
0.449% due 05/25/2036 ^	158	26
0.949% due 11/25/2035	618	471
4.901% due 10/25/2035 ^	215	178
5.750% due 03/25/2037 ^	358	281
6.500% due 11/25/2037	819	683
6.971% due 07/25/2036 (a)	16,567	4,469
Countrywide Home Loan Mortgage Pass-Through Trust
0.479% due 04/25/2046 ^	251	41
2.656% due 03/25/2037 ^	249	167
2.797% due 09/25/2047 ^	364	301
2.799% due 04/20/2036 ^	253	198
5.130% due 02/20/2036 ^	368	320
CSMC Mortgage-Backed Trust
6.000% due 10/25/2021 ^	30	29
Deutsche ALT-A Securities, Inc.
5.067% due 10/25/2035	263	228
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	445	332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.886% due 10/25/2036 ^	$445	$332
Downey Savings & Loan Association Mortgage Loan Trust
0.501% due 07/19/2045 ^	219	30
First Horizon Alternative Mortgage Securities
2.291% due 10/25/2034	79	76
Greenpoint Mortgage Funding Trust
0.379% due 10/25/2046	690	384
0.379% due 12/25/2046 ^	500	210
0.449% due 04/25/2036 ^	160	19
GSR Mortgage Loan Trust
0.439% due 08/25/2046	638	153
2.621% due 04/25/2035	46	43
2.796% due 01/25/2036 ^	831	772
Harborview Mortgage Loan Trust
2.697% due 08/19/2036 ^	2,976	2,231
5.126% due 08/19/2036 ^	289	239
Impac CMB Trust
0.919% due 11/25/2034	41	39
IndyMac Mortgage Loan Trust
0.389% due 05/25/2046	271	225
0.449% due 06/25/2037 ^	419	125
2.690% due 01/25/2036	288	238
4.646% due 06/25/2036	1	1
4.656% due 09/25/2035 ^	152	10
5.282% due 08/25/2036	5	4
JPMorgan Mortgage Trust
6.000% due 08/25/2037 ^	758	664
Luminent Mortgage Trust
0.359% due 12/25/2036	421	283
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046	903	646
0.479% due 05/25/2047 ^	718	301
0.519% due 05/25/2047 ^	538	169
Merrill Lynch Mortgage-Backed Securities Trust
4.852% due 04/25/2037 ^	699	572
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	6	5
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	380	382
Residential Accredit Loans, Inc. Trust
0.409% due 05/25/2037 ^	369	61
3.633% due 09/25/2035 ^	319	243
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	1,501	1,316
6.250% due 10/25/2036 ^	10	8
Sequoia Mortgage Trust
2.467% due 01/20/2047 ^	372	317
Structured Adjustable Rate Mortgage Loan Trust
1.873% due 10/25/2037 ^	258	155
2.539% due 03/25/2034	78	77
2.708% due 09/25/2036 ^	598	368
2.852% due 11/25/2035 ^	280	212
5.061% due 05/25/2036	700	641
Structured Asset Mortgage Investments Trust
0.389% due 05/25/2046	1,787	1,317
0.399% due 09/25/2047	60,479	39,524
0.431% due 07/19/2035	114	108
0.439% due 05/25/2046 ^	228	32
0.459% due 02/25/2036	285	216
0.479% due 08/25/2036	900	290
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	391	320
WaMu Mortgage Pass-Through Certificates
0.399% due 07/25/2046 ^	62	4
0.589% due 12/25/2045	426	357
2.136% due 04/25/2037	463	361

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual MSC Mortgage Pass-Through Certificates
0.923% due 04/25/2047 ^		$127	$5
1.093% due 07/25/2046 ^		87	46

Total Mortgage-Backed Securities (Cost $46,054)			69,267

ASSET-BACKED SECURITIES 0.0%
Carrington Mortgage Loan Trust
0.329% due 08/25/2036		850	474
Countrywide Asset-Backed Certificates
5.493% due 10/25/2046		86	70
GSAA Home Equity Trust
0.479% due 05/25/2047		549	375
Lehman XS Trust
0.409% due 06/25/2046 ^		30	1
0.409% due 08/25/2046 ^		50	3
0.419% due 09/25/2046 ^		125	10
0.419% due 11/25/2046		211	25
MASTR Asset-Backed Securities Trust
0.389% due 11/25/2036		2,631	1,116
Morgan Stanley Mortgage Loan Trust
0.539% due 04/25/2037		486	233
5.750% due 04/25/2037 ^		101	81
6.000% due 07/25/2047 ^		241	193
NovaStar Mortgage Funding Trust
0.279% due 03/25/2037		98	44

Total Asset-Backed Securities (Cost $2,930)			2,625

SOVEREIGN ISSUES 0.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	155,600	68,006

Total Sovereign Issues (Cost $74,730)			68,006

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (g)	6,323	$267

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(g)	170,260	483
NVHL S.A. ‘B’ (d)(g)	170,260	483
NVHL S.A. ‘C’ (d)(g)	170,260	483
NVHL S.A. ‘D’ (d)(g)	170,260	484
NVHL S.A. ‘E’ (d)(g)	170,260	484
NVHL S.A. ‘F’ (d)(g)	170,260	484
NVHL S.A. ‘G’ (d)(g)	170,260	484
NVHL S.A. ‘H’ (d)(g)	170,260	484
NVHL S.A. ‘I’ (d)(g)	170,260	484
NVHL S.A. ‘J’ (d)(g)	170,260	484

		4,837

Total Common Stocks (Cost $5,538)		5,104

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049 (f)	25,550	29,063

Total Convertible Preferred Securities (Cost $17,904)		29,063

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 10/30/2013 (f)	40,500	38,700
GMAC Capital Trust
8.125% due 02/15/2040	900,000	24,075

Total Preferred Securities (Cost $60,764)		62,775

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
0.029% due 10/03/2013 - 03/13/2014 (e)(i)(k)	$9,547	$9,546

Total Short-Term Instruments (Cost $9,546)		9,546

Total Investments in Securities (Cost $14,399,174)		15,042,240

	SHARES
INVESTMENTS IN AFFILIATES 8.7%

SHORT-TERM INSTRUMENTS 8.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short-Term Floating NAV Portfolio	42,844,340	428,743
PIMCO Short-Term Floating NAV Portfolio III	101,229,300	1,011,888

Total Short-Term Instruments (Cost $1,441,338)		1,440,631

Total Investments in Affiliates (Cost $1,441,338)		1,440,631

Total Investments 99.1% (Cost $15,840,512)		$16,482,871

Financial Derivative Instruments (h)(j) (0.1%) (Cost or Premiums, net $(12,861))		(17,970)

Other Assets and Liabilities, net 1.0%		173,215

Net Assets 100.0%		$16,638,116

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Perpetual maturity, date shown represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$267	0.00%
NVHL S.A. ‘A’	03/09/2012	553	483	0.01%
NVHL S.A. ‘B’	03/09/2012	553	483	0.01%
NVHL S.A. ‘C’	03/09/2012	554	483	0.01%
NVHL S.A. ‘D’	03/09/2012	554	484	0.00%
NVHL S.A. ‘E’	03/09/2012	554	484	0.00%
NVHL S.A. ‘F’	03/09/2012	554	484	0.00%
NVHL S.A. ‘G’	03/09/2012	554	484	0.00%
NVHL S.A. ‘H’	03/09/2012	554	484	0.00%
NVHL S.A. ‘I’	03/09/2012	554	484	0.00%
NVHL S.A. ‘J’	03/09/2012	554	484	0.00%

		$5,538	$5,104	0.03%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	109

Schedule of Investments PIMCO High Yield Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $24,740 at a weighted average interest rate of (0.912%).

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-15 5-Year Index	5.000%	12/20/2015	$38,400	$2,852	$4,580	$0	$(8)
CDX.HY-16 5-Year Index	5.000%	06/20/2016	115,200	9,387	7,126	0	(6)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	79,695	6,055	6,469	0	(12)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	70,000	5,014	5,144	0	(8)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	150,000	8,877	304	0	(66)

Total Swap Agreements				$32,185	$23,623	$0	$(100)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(i)	Securities with an aggregate market value of $1,016 and cash of $18,047 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(100)	$(100)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	320,984	$		429,168	$0	$(5,074)
	10/2013	$		30,748		EUR	22,994	359	0
	11/2013		EUR	3,705	$		5,016	3	0

BPS	10/2013		GBP	110,369			171,255	0	(7,421)
	11/2013			3,098			5,016	2	0

BRC	10/2013	$		14,828		EUR	11,177	293	0
	10/2013			295,505		GBP	184,393	3,009	0
	11/2013		EUR	5,686	$		7,665	0	(28)
	11/2013		GBP	175,800			282,124	0	(2,405)

CBK	10/2013			11,886			18,475	0	(767)
	10/2013	$		781,328		EUR	579,110	2,120	0
	10/2013			10,813		GBP	6,861	294	0
	11/2013		EUR	565,150	$		763,036	3	(1,593)

DUB	10/2013		GBP	96,074			148,699	0	(6,835)

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
FBF	10/2013	$		39,006		EUR	29,477	$872	$0
	10/2013			1,884		GBP	1,210	75	0
	11/2013		BRL	88,012	$		37,907	0	(1,495)

GLM	10/2013	$		18,426		EUR	13,779	215	0
	10/2013			24,762		GBP	15,496	325	0

HUS	10/2013			15,318		EUR	11,395	103	(6)
	10/2013			16,201		GBP	10,369	586	0

JPM	10/2013			10,543		EUR	7,922	174	0
	11/2013			3,269			2,422	7	0

MSC	10/2013			20,340			15,238	274	0

RBC	12/2013		CAD	16,650	$		16,113	0	(19)

RYL	11/2013		CHF	20,649			22,330	0	(511)
	11/2013	$		1,129		GBP	700	4	0

UAG	10/2013		EUR	372,257	$		498,170	0	(5,438)
	10/2013	$		2,861		EUR	2,149	48	0

Total Forward Foreign Currency Contracts								$8,766	$(31,592)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND LOAN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	NRG Energy, Inc.	5.500%	12/20/2013	0.367%	$5,250	$0	$69	$69	$0
	SLM Corp.	5.000%	09/20/2014	0.636%	18,650	(2,611)	3,436	825	0

BRC	SLM Corp.	5.000%	12/20/2013	0.469%	4,250	(467)	517	50	0
	SunGard Data Systems, Inc.	5.000%	09/20/2014	0.464%	2,000	(230)	322	92	0

CBK	ARAMARK Corp.	5.000%	03/20/2014	0.312%	5,100	(139)	260	121	0
	Biomet, Inc.	6.500%	06/20/2014	0.434%	3,000	0	138	138	0
	Community Health Systems, Inc.	5.000%	09/20/2014	0.587%	2,900	(261)	391	130	0
	SunGard Data Systems, Inc.	5.000%	03/20/2014	0.413%	4,000	(261)	354	93	0

DUB	SLM Corp.	5.000%	09/20/2014	0.636%	2,000	(225)	313	88	0

FBF	AES Corp.	5.000%	06/20/2014	0.274%	4,100	(246)	393	147	0
	HCA, Inc.	5.000%	06/20/2014	0.587%	9,600	(1,049)	1,371	322	0
	NRG Energy, Inc.	5.000%	12/20/2013	0.367%	3,750	(42)	87	45	0

GST	AES Corp.	5.000%	12/20/2013	0.273%	11,250	(872)	1,009	137	0
	Community Health Systems, Inc.	5.000%	12/20/2013	0.476%	22,500	(2,231)	2,494	263	0
	El Paso LLC	5.000%	09/20/2014	0.442%	30,325	(2,881)	4,282	1,401	0

JPM	Biomet, Inc.	8.000%	03/20/2014	0.434%	4,000	0	153	153	0
	Community Health Systems, Inc.	5.000%	12/20/2013	0.476%	3,750	(366)	409	43	0
	NRG Energy, Inc.	5.380%	12/20/2013	0.367%	4,500	0	58	58	0

MYC	SLM Corp.	5.000%	06/20/2014	0.460%	6,000	(1,020)	1,227	207	0

RYL	AES Corp.	5.000%	12/20/2014	0.462%	5,000	20	267	287	0

UAG	AES Corp.	5.000%	12/20/2014	0.462%	5,000	20	267	287	0

Total Swap Agreements						$(12,861)	$17,817	$4,956	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	111

Schedule of Investments PIMCO High Yield Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(k)	Securities with an aggregate market value of $21,226 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$362	$0	$894	$1,256	$(5,074)	$0	$0	$(5,074)	$(3,818)	$3,496	$(322)
BPS	2	0	0	2	(7,421)	0	0	(7,421)	(7,419)	6,674	(745)
BRC	3,302	0	142	3,444	(2,433)	0	0	(2,433)	1,011	(740)	271
CBK	2,417	0	482	2,899	(2,360)	0	0	(2,360)	539	(557)	(18)
DUB	0	0	88	88	(6,835)	0	0	(6,835)	(6,747)	6,206	(541)
FBF	947	0	514	1,461	(1,495)	0	0	(1,495)	(34)	(650)	(684)
GLM	540	0	0	540	(0)	0	0	0	540	(290)	250
GST	0	0	1,801	1,801	0	0	0	0	1,801	(1,830)	(29)
HUS	689	0	0	689	(6)	0	0	(6)	683	(620)	63
JPM	181	0	254	435	0	0	0	0	435	(420)	15
MSC	274	0	0	274	0	0	0	0	274	(650)	(376)
MYC	0	0	207	207	0	0	0	0	207	(366)	(159)
RBC	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)
RYL	4	0	287	291	(511)	0	0	(511)	(220)	0	(220)
UAG	48	0	287	335	(5,438)	0	0	(5,438)	(5,103)	4,850	(253)

Total Over the Counter	$8,766	$0	$4,956	$13,722	$(31,592)	$0	$0	$(31,592)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,766	$0	$8,766
Swap Agreements	0	4,956	0	0	0	4,956

	$0	$4,956	$0	$8,766	$0	$13,722

	$0	$4,956	$0	$8,766	$0	$13,722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$100	$0	$0	$0	$100

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,592	$0	$31,592

	$0	$100	$0	$31,592	$0	$31,692

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$32,644	$0	$0	$0	$32,644

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(27,893)	$0	$(27,893)
Swap Agreements	0	33,297	0	0	0	33,297

	$0	$33,297	$0	$(27,893)	$0	$5,404

	$0	$65,941	$0	$(27,893)	$0	$38,048

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(17,208)	$0	$0	$0	$(17,208)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(39,956)	$0	$(39,956)
Swap Agreements	0	(30,855)	0	0	0	(30,855)

	$0	$(30,855)	$0	$(39,956)	$0	$(70,811)

	$0	$(48,063)	$0	$(39,956)	$0	$(88,019)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$183,744	$0	$183,744
Corporate Bonds & Notes
Banking & Finance	0	1,465,940	0	1,465,940
Industrials	6,125	11,522,848	4,001	11,532,974
Utilities	0	1,487,475	17,503	1,504,978
Municipal Bonds & Notes
California	0	7,917	0	7,917
U.S. Treasury Obligations	0	100,301	0	100,301
Mortgage-Backed Securities	0	69,267	0	69,267
Asset-Backed Securities	0	2,625	0	2,625
Sovereign Issues	0	68,006	0	68,006
Common Stocks
Consumer Discretionary	0	0	267	267
Health Care	0	0	4,837	4,837
Convertible Preferred Securities
Banking & Finance	29,063	0	0	29,063
Preferred Securities
Banking & Finance	24,075	38,700	0	62,775
Short-Term Instruments
U.S. Treasury Bills	0	9,546	0	9,546
	$59,263	$14,956,369	$26,608	$15,042,240

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,440,631	$0	$0	$1,440,631

Total Investments	$1,499,894	$14,956,369	$26,608	$16,482,871

Financial Derivative Instruments - Assets
Over the counter	$0	$13,722	$0	$13,722

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(100)	0	(100)
Over the counter	0	(31,592)	0	(31,592)
	$0	$(31,692)	$0	$(31,692)

Totals	$1,499,894	$14,938,399	$26,608	$16,464,901

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$46,659	$0	$(45,587)	$26	$410	$(1,508)	$0	$0	$0	$0
Corporate Bonds & Notes
Industrials	27,976	4,208	(28,149)	5	3,664	(3,703)	0	0	4,001	2
Utilities	24,814	0	(7,421)	(58)	(76)	244	0	0	17,503	147
Common Stocks
Consumer Discretionary	274	0	0	0	0	(7)	0	0	267	(7)
Health Care	3,055	0	0	0	0	1,782	0	0	4,837	1,782

Totals	$102,778	$4,208	$(81,157)	$(27)	$3,998	$(3,192)	$0	$0	$26,608	$1,924

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	113

Schedule of Investments PIMCO High Yield Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$3,172	Benchmark Pricing	Base Price	100.00-100.46
	829	Third Party Vendor	Broker Quote	105.10-106.25
Utilities	17,503	Third Party Vendor	Broker Quote	98.50
Common Stocks
Consumer Discretionary	267	Other Valuation Techniques (2)	—	—
Health Care	4,837	Other Valuation Techniques (2)	—	—

Total	$26,608

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO High Yield Spectrum Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.6%

BANK LOAN OBLIGATIONS 0.9%
Alinta Ltd.
0.500% - 6.375% due 08/13/2019		$3,500	$3,375
Caesars Entertainment Operating Co.
5.429% due 01/28/2018		1,517	1,378
Catalent Pharma Solutions, Inc.
3.679% due 09/15/2016		977	981
Clear Channel Communications, Inc.
3.829% due 01/29/2016		8,833	8,353
CPG International, Inc.
3.750% due 09/04/2014		6,000	5,971
DaVita, Inc.
4.000% due 11/01/2019		993	998
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,040	2,046
Texas Competitive Electric Holdings Co. LLC
4.682% - 4.766% due 10/10/2017		1,920	1,296
TMS International Corp.
0.000% due 08/23/2014		3,500	3,483

Total Bank Loan Obligations (Cost $28,154)			27,881

CORPORATE BONDS & NOTES 91.5%

BANKING & FINANCE 9.3%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		12,000	12,300
ABN AMRO Bank NV
4.310% due 03/10/2016 (e)	EUR	7,750	10,125
Ally Financial, Inc.
0.000% due 06/15/2015		$1,250	1,184
4.625% due 06/26/2015		1,750	1,811
5.500% due 02/15/2017		5,000	5,268
6.250% due 12/01/2017		4,500	4,830
7.500% due 09/15/2020		8,500	9,584
8.000% due 03/15/2020		5,000	5,775
8.000% due 11/01/2031		2,500	2,794
8.300% due 02/12/2015		500	540
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,176
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	4,000	6,675
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$1,250	1,166
Barclays Bank PLC
10.179% due 06/12/2021		3,000	3,902
Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	2,876	1,922
BPCE S.A.
9.000% due 03/17/2015 (e)		3,000	4,318
9.250% due 04/22/2015 (e)		2,000	2,875
12.500% due 12/31/2049		$2,000	2,535
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	5,000	7,576
CBRE Services, Inc.
5.000% due 03/15/2023		$3,000	2,827
CIT Group, Inc.
5.000% due 05/15/2017		1,000	1,056
5.000% due 08/15/2022		18,000	17,672
5.000% due 08/01/2023		2,000	1,941
5.250% due 03/15/2018		8,500	8,946
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		2,500	2,575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Capital
8.050% due 06/15/2027		$1,250	$1,495
Credit Agricole S.A.
7.589% due 01/30/2020 (e)	GBP	1,500	2,471
7.875% due 10/26/2019 (e)	EUR	500	753
8.375% due 10/13/2019 (e)		$1,250	1,373
9.750% due 12/26/2014 (e)		1,000	1,067
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,058
6.375% due 11/15/2019		5,250	5,617
6.750% due 06/01/2016		500	535
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		2,500	2,784
12.000% due 05/15/2015		1,000	1,176
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,000	999
3.250% due 05/15/2018		2,000	1,950
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	3,000	4,784
HBOS PLC
6.750% due 05/21/2018		$5,000	5,582
Hockey Merger Sub, Inc.
7.875% due 10/01/2021 (a)		12,000	12,075
ILFC E-Capital Trust
6.250% due 12/21/2065		2,500	2,287
International Lease Finance Corp.
6.250% due 05/15/2019		750	791
8.250% due 12/15/2020		1,000	1,143
8.750% due 03/15/2017		1,000	1,153
ISS A/S
8.875% due 05/15/2016	EUR	1,778	2,467
IVS F. SpA
7.125% due 04/01/2020		1,500	2,047
Jefferies Finance LLC
7.375% due 04/01/2020		$5,000	4,975
Jefferies LoanCore LLC
6.875% due 06/01/2020		8,000	7,880
LBG Capital PLC
6.439% due 05/23/2020	EUR	3,000	4,187
7.375% due 03/12/2020		100	142
7.588% due 05/12/2020	GBP	2,500	4,250
7.625% due 10/14/2020	EUR	500	727
7.867% due 12/17/2019	GBP	1,500	2,564
7.869% due 08/25/2020		4,200	7,221
7.875% due 11/01/2020		$2,500	2,672
8.000% due 06/15/2020 (e)		250	262
8.875% due 02/07/2020	EUR	343	513
9.125% due 07/15/2020	GBP	250	440
11.040% due 03/19/2020		1,000	1,885
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$500	671
Milestone Aviation Group LLC
8.625% due 12/15/2017		1,000	1,058
National Westminster Bank PLC
6.500% due 09/07/2021	GBP	250	429
Oxford Finance LLC
7.250% due 01/15/2018		$1,250	1,284
Patriot Merger Corp.
9.000% due 07/15/2021		6,250	6,469
Provident Funding Associates LP
6.750% due 06/15/2021		1,250	1,263
RBS Capital Trust
2.321% due 12/30/2013 (e)	EUR	1,700	1,920
Regions Bank
7.500% due 05/15/2018		$1,000	1,179
Regions Financial Corp.
7.375% due 12/10/2037		1,775	1,885

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		$2,771	$3,034
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (e)		1,000	960
7.648% due 09/30/2031 (e)		4,000	4,140
9.118% due 01/29/2014 (e)		350	366
Santander Issuances S.A.U.
4.500% due 09/30/2019	EUR	300	361
SLM Corp.
8.000% due 03/25/2020		$3,000	3,251
8.450% due 06/15/2018		4,000	4,530
Societe Generale S.A.
9.375% due 09/04/2019 (e)	EUR	5,000	7,796
Springleaf Finance Corp.
6.900% due 12/15/2017		$10,000	10,500
7.750% due 10/01/2021		1,400	1,459
8.250% due 10/01/2023		3,900	4,075
Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	515
10.500% due 02/15/2019		6,000	10,201
Virgin Media Secured Finance PLC
5.500% due 01/15/2021		2,500	4,078
6.000% due 04/15/2021		2,250	3,715
WaveDivision Escrow LLC
8.125% due 09/01/2020		$9,250	9,759
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (e)	EUR	1,000	1,468

			299,064

INDUSTRIALS 75.3%
Academy Ltd.
9.250% due 08/01/2019		$500	560
Acadia Healthcare Co., Inc.
6.125% due 03/15/2021		5,500	5,582
Activision Blizzard, Inc.
6.125% due 09/15/2023		3,000	3,022
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		5,280	5,597
Affinion Group, Inc.
7.875% due 12/15/2018		2,500	1,994
Aguila S.A.
7.875% due 01/31/2018	CHF	3,000	3,483
7.875% due 01/31/2018		$6,100	6,405
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,745	2,965
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		2,000	2,090
8.750% due 11/01/2019	EUR	2,500	3,501
Alere, Inc.
6.500% due 06/15/2020		$12,500	12,453
7.250% due 07/01/2018		1,500	1,628
8.625% due 10/01/2018		5,425	5,873
Aleris International, Inc.
7.625% due 02/15/2018		5,250	5,519
7.875% due 11/01/2020		2,250	2,334
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,000	7,437
10.750% due 10/15/2019		1,250	1,263
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,560
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,601
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		4,000	4,130
Altice Financing S.A.
7.875% due 12/15/2019		3,000	3,180

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	115

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altice Finco S.A.
9.875% due 12/15/2020		$2,000	$2,165
AMC Networks, Inc.
4.750% due 12/15/2022		6,000	5,640
7.750% due 07/15/2021		500	559
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,500	3,452
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	264
Ancestry.com, Inc.
9.625% due 10/15/2018		9,150	9,196
11.000% due 12/15/2020		7,250	8,301
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,552
7.250% due 08/01/2019		1,000	1,060
9.375% due 12/01/2017		250	266
ARAMARK Corp.
5.750% due 03/15/2020		3,500	3,552
Arch Coal, Inc.
7.000% due 06/15/2019		4,250	3,336
7.250% due 06/15/2021		2,250	1,716
Arcos Dorados Holdings, Inc.
6.625% due 09/27/2023		5,000	5,061
ARD Finance S.A.
11.125% due 06/01/2018 (b)		2,424	2,581
11.125% due 06/01/2018 (b)	EUR	1,503	2,080
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		$5,500	5,307
9.250% due 10/15/2020	EUR	11,700	16,581
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	454
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	7,500	13,052
Ashland, Inc.
3.875% due 04/15/2018		$1,750	1,737
4.750% due 08/15/2022		2,500	2,356
6.875% due 05/15/2043		1,750	1,689
Associated Materials LLC
9.125% due 11/01/2017		8,475	9,047
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,290
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,000	1,092
Axiall Corp.
4.875% due 05/15/2023		750	713
B/E Aerospace, Inc.
5.250% due 04/01/2022		2,000	1,995
6.875% due 10/01/2020		500	549
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	7,000	11,956
Basic Energy Services, Inc.
7.750% due 02/15/2019		$750	761
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,163	1,172
BC Mountain LLC
7.000% due 02/01/2021		5,000	4,987
Beazer Homes USA, Inc.
6.625% due 04/15/2018		500	528
7.250% due 02/01/2023		2,500	2,413
Berry Plastics Corp.
9.500% due 05/15/2018		8,000	8,700
9.750% due 01/15/2021		6,000	6,960
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	6,500	8,851
9.500% due 06/15/2017		2,000	2,800
BI-LO LLC
9.250% due 02/15/2019		$2,000	2,220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Biomet, Inc.
6.500% due 08/01/2020		$6,000	$6,225
6.500% due 10/01/2020		16,000	16,300
BMC Software Finance, Inc.
8.125% due 07/15/2021		8,000	8,340
Boardriders S.A.
8.875% due 12/15/2017	EUR	2,150	2,981
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$375	281
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		2,000	2,150
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	544
Building Materials Corp. of America
6.750% due 05/01/2021		3,000	3,232
6.875% due 08/15/2018		750	805
7.500% due 03/15/2020		750	812
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		1,500	1,568
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,898	2,064
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (b)(d)		12,350	10,930
C10 Capital SPV Ltd.
6.277% due 06/30/2017 (e)	EUR	750	736
Cablevision Systems Corp.
5.875% due 09/15/2022		$6,000	5,910
7.750% due 04/15/2018		225	253
8.000% due 04/15/2020		1,000	1,120
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		2,250	2,077
10.000% due 12/15/2018		3,750	1,988
Calcipar S.A.
6.875% due 05/01/2018		1,000	1,048
Campofrio Food Group S.A.
8.250% due 10/31/2016 (h)	EUR	1,500	2,128
Capella Healthcare, Inc.
9.250% due 07/01/2017		$5,500	5,899
Carlson Wagonlit BV
7.500% due 06/15/2019	EUR	2,000	2,841
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$5,000	5,000
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		3,500	3,539
9.750% due 04/15/2017	EUR	3,960	5,545
CCO Holdings LLC
5.125% due 02/15/2023		$4,000	3,690
5.250% due 03/15/2021		1,000	965
5.250% due 09/30/2022		8,000	7,440
5.750% due 09/01/2023		4,000	3,810
6.500% due 04/30/2021		3,250	3,331
7.000% due 01/15/2019		2,000	2,123
7.250% due 10/30/2017		250	265
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		2,000	1,925
6.625% due 10/15/2018		1,000	1,085
Cemex S.A.B. de C.V.
5.875% due 03/25/2019		2,000	1,925
9.000% due 01/11/2018		3,250	3,518
Central Garden and Pet Co.
8.250% due 03/01/2018		2,000	1,985
Cequel Communications Holdings LLC
6.375% due 09/15/2020		3,750	3,844
Cerba European Lab S.A.S.
7.000% due 02/01/2020	EUR	4,000	5,547
Ceridian Corp.
8.875% due 07/15/2019		$1,025	1,179

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.000% due 03/15/2021		$4,300	$4,999
Cerved Technologies SpA
6.375% due 01/15/2020	EUR	1,800	2,496
8.000% due 01/15/2021		9,000	12,541
CHC Helicopter S.A.
9.250% due 10/15/2020		$7,000	7,490
Checkout Holding Corp.
0.000% due 11/15/2015		1,500	1,239
Chesapeake Energy Corp.
5.750% due 03/15/2023		3,000	3,023
6.625% due 08/15/2020		1,000	1,080
7.250% due 12/15/2018		1,000	1,138
9.500% due 02/15/2015		4,250	4,702
CityCenter Holdings LLC
7.625% due 01/15/2016		500	526
10.750% due 01/15/2017		3,050	3,287
Clean Harbors, Inc.
5.250% due 08/01/2020		3,000	2,985
Clear Channel Communications, Inc.
9.000% due 03/01/2021		9,550	9,287
10.750% due 08/01/2016		6,250	5,641
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		9,000	9,205
7.625% due 03/15/2020		8,000	8,296
Clearwater Paper Corp.
4.500% due 02/01/2023		1,500	1,358
CMA CGM S.A.
8.500% due 04/15/2017		1,750	1,663
8.875% due 04/15/2019	EUR	5,000	6,419
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015 ^		2,500	1,674
Coeur Mining, Inc.
7.875% due 02/01/2021		$2,750	2,791
Columbus McKinnon Corp.
7.875% due 02/01/2019		125	134
CommScope Holding Co., Inc.
6.625% due 06/01/2020 (b)		7,869	7,869
CommScope, Inc.
8.250% due 01/15/2019		3,500	3,841
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,020
7.125% due 07/15/2020		3,000	3,034
Comstock Resources, Inc.
7.750% due 04/01/2019		1,000	1,040
9.500% due 06/15/2020		500	548
Concho Resources, Inc.
5.500% due 04/01/2023		1,000	993
6.500% due 01/15/2022		1,300	1,401
7.000% due 01/15/2021		200	220
CONSOL Energy, Inc.
8.250% due 04/01/2020		7,000	7,542
Consolidated Container Co. LLC
10.125% due 07/15/2020		3,000	3,225
Constellation Brands, Inc.
4.250% due 05/01/2023		5,000	4,600
6.000% due 05/01/2022		1,000	1,070
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,545	3,586
Continental Resources, Inc.
4.500% due 04/15/2023		$4,500	4,438
7.125% due 04/01/2021		500	561
8.250% due 10/01/2019		250	276
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,750	1,834
ConvaTec Finance International S.A.
8.250% due 01/15/2019		11,000	11,027

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		$7,000	$7,945
10.875% due 12/15/2018	EUR	4,000	6,128
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,605
Cooper-Standard Holding, Inc.
7.375% due 04/01/2018		7,900	7,979
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		2,000	300
CPG Merger Sub LLC
8.000% due 10/01/2021		13,000	13,276
CPI International, Inc.
8.000% due 02/15/2018		500	518
Crown Americas LLC
6.250% due 02/01/2021		500	525
Crown Castle International Corp.
5.250% due 01/15/2023		5,000	4,625
CSC Holdings LLC
6.750% due 11/15/2021		1,500	1,613
7.625% due 07/15/2018		3,250	3,737
8.625% due 02/15/2019		3,250	3,786
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	2,000	2,917
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		$4,000	3,975
6.375% due 11/01/2018		2,000	2,105
6.625% due 11/01/2020		1,500	1,601
Del Monte Corp.
7.625% due 02/15/2019		9,700	10,112
Denbury Resources, Inc.
4.625% due 07/15/2023		2,000	1,840
8.250% due 02/15/2020		1,000	1,103
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	500
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	5,000	8,600
Digicel Group Ltd.
8.250% due 09/30/2020		$3,500	3,640
10.500% due 04/15/2018		3,750	4,069
Digicel Ltd.
6.000% due 04/15/2021		5,750	5,419
8.250% due 09/01/2017		2,000	2,083
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,476
DISH DBS Corp.
5.000% due 03/15/2023		3,250	3,031
5.875% due 07/15/2022		2,000	1,980
6.750% due 06/01/2021		3,000	3,169
7.125% due 02/01/2016		2,000	2,203
7.875% due 09/01/2019		2,500	2,863
DJO Finance LLC
7.750% due 04/15/2018		4,650	4,627
9.750% due 10/15/2017		4,250	4,314
9.875% due 04/15/2018		6,000	6,390
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,065
Dynegy, Inc.
5.875% due 06/01/2023		3,000	2,745
Eagle Spinco, Inc.
4.625% due 02/15/2021		3,500	3,373
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		2,500	2,653
El Paso LLC
7.750% due 01/15/2032		3,950	4,057
7.800% due 08/01/2031		5,000	5,110
Endo Health Solutions, Inc.
7.000% due 07/15/2019		2,500	2,588

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 12/15/2020		$4,000	$4,120
7.250% due 01/15/2022		2,000	2,070
Energy Transfer Equity LP
7.500% due 10/15/2020		1,000	1,075
Envision Healthcare Corp.
8.125% due 06/01/2019		5,000	5,425
EPE Holdings LLC
8.125% due 12/15/2017 (b)		4,693	4,922
Era Group, Inc.
7.750% due 12/15/2022		1,750	1,763
ESAL GmbH
6.250% due 02/05/2023		2,500	2,219
Faenza GmbH
8.250% due 08/15/2021	EUR	12,350	17,209
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018		5,000	7,485
Findus Bondco S.A.
9.125% due 07/01/2018		2,000	2,875
Finmeccanica Finance S.A.
8.000% due 12/16/2019	GBP	3,000	5,398
First Data Corp.
6.750% due 11/01/2020		$5,000	5,200
7.375% due 06/15/2019		2,000	2,115
8.250% due 01/15/2021		10,000	10,375
11.250% due 01/15/2021		2,250	2,363
12.625% due 01/15/2021		8,250	9,116
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	527
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		1,000	1,049
6.875% due 04/01/2022		7,500	7,537
7.000% due 11/01/2015		2,500	2,584
8.250% due 11/01/2019		2,550	2,760
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	5,000	7,297
Gategroup Finance Luxembourg S.A.
6.750% due 03/01/2019		2,000	2,794
GCL Holdings S.C.A.
9.375% due 04/15/2018		6,000	8,766
GenCorp, Inc.
7.125% due 03/15/2021		$2,500	2,631
General Cable Corp.
5.750% due 10/01/2022		2,000	1,925
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	274
Graton Economic Development Authority
9.625% due 09/01/2019		3,250	3,591
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,750	1,732
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$13,250	10,070
Griffon Corp.
7.125% due 04/01/2018		1,000	1,065
Grifols, Inc.
8.250% due 02/01/2018		2,000	2,158
Guala Closures SpA
5.601% due 11/15/2019	EUR	2,000	2,727
Halcon Resources Corp.
8.875% due 05/15/2021		$6,000	6,180
9.750% due 07/15/2020		1,750	1,859
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		11,500	10,997
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,094
7.750% due 05/15/2021		5,000	5,331
HCA, Inc.
4.750% due 05/01/2023		5,000	4,719

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 03/15/2022		$2,000	$2,065
5.875% due 05/01/2023		6,000	5,910
6.500% due 02/15/2020		3,000	3,259
7.250% due 09/15/2020		1,500	1,635
7.500% due 02/15/2022		6,000	6,600
7.875% due 02/15/2020		1,000	1,081
8.500% due 04/15/2019		2,000	2,155
HD Supply, Inc.
7.500% due 07/15/2020		20,000	20,775
8.125% due 04/15/2019		4,000	4,460
11.000% due 04/15/2020		12,000	14,430
11.500% due 07/15/2020		13,595	16,246
Headwaters, Inc.
7.625% due 04/01/2019		5,000	5,275
Health Management Associates, Inc.
7.375% due 01/15/2020		2,000	2,201
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		5,500	5,644
HeidelbergCement Finance Luxembourg S.A.
7.500% due 04/03/2020	EUR	4,000	6,437
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,035
6.250% due 10/15/2022		1,500	1,556
6.750% due 04/15/2019		3,000	3,187
7.375% due 01/15/2021		750	810
7.500% due 10/15/2018		500	541
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		4,000	4,020
8.875% due 02/01/2018		5,250	5,460
9.000% due 11/15/2020		10,250	10,071
HJ Heinz Finance Co.
7.125% due 08/01/2039		6,000	6,180
Holding Medi-Partenaires S.A.S.
7.000% due 05/15/2020	EUR	3,750	5,061
Hologic, Inc.
6.250% due 08/01/2020		$2,000	2,093
Host Hotels & Resorts LP
5.250% due 03/15/2022		3,000	3,120
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	531
7.625% due 06/15/2021		500	541
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		675	731
Huntsman International LLC
4.875% due 11/15/2020		2,500	2,381
8.625% due 03/15/2020		750	829
8.625% due 03/15/2021		3,000	3,345
Hyva Global BV
8.625% due 03/24/2016		1,000	980
IASIS Healthcare LLC
8.375% due 05/15/2019		13,250	13,813
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)		3,025	3,123
Immucor, Inc.
11.125% due 08/15/2019		4,250	4,696
IMS Health, Inc.
6.000% due 11/01/2020		4,000	4,095
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	5,000	6,984
Ineos Finance PLC
7.500% due 05/01/2020		$4,000	4,310
INEOS Group Holdings S.A.
6.500% due 08/15/2018	EUR	11,000	14,640
Infor U.S., Inc.
9.375% due 04/01/2019		$5,000	5,612
Inmet Mining Corp.
8.750% due 06/01/2020		6,000	6,450

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	117

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		$4,000	$3,760
6.625% due 12/15/2022		11,000	10,972
7.250% due 04/01/2019		2,750	2,956
7.250% due 10/15/2020		7,000	7,507
7.500% due 04/01/2021		1,500	1,628
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		8,750	9,089
8.125% due 06/01/2023		11,500	12,176
Interactive Data Corp.
10.250% due 08/01/2018		3,000	3,337
Interline Brands, Inc.
10.000% due 11/15/2018 (b)		3,500	3,841
inVentiv Health, Inc.
11.000% due 08/15/2018		625	508
Iron Mountain, Inc.
5.750% due 08/15/2024		1,250	1,131
J Crew Group, Inc.
8.125% due 03/01/2019		5,000	5,294
Jaguar Holding Co.
9.375% due 10/15/2017 (b)		5,000	5,312
9.500% due 12/01/2019		2,000	2,258
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,439
7.750% due 05/15/2018		1,500	1,628
8.125% due 05/15/2018	GBP	1,000	1,773
8.125% due 05/15/2021		$1,000	1,118
Jarden Corp.
7.500% due 01/15/2020	EUR	1,000	1,446
JBS USA LLC
7.250% due 06/01/2021		$3,000	3,030
8.250% due 02/01/2020		1,750	1,851
JMC Steel Group
8.250% due 03/15/2018		3,450	3,346
Jo-Ann Stores, Inc.
8.125% due 03/15/2019		7,000	7,175
Kabel Deutschland Holding AG
6.500% due 07/31/2017	EUR	1,000	1,464
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$2,500	2,675
Kinetic Concepts, Inc.
10.500% due 11/01/2018		5,000	5,544
12.500% due 11/01/2019		12,500	13,187
KION Finance S.A.
6.750% due 02/15/2020	EUR	5,750	8,411
7.875% due 04/15/2018		8,000	11,504
Kleopatra Holdings
11.000% due 08/15/2017		3,500	5,043
KM Germany Holdings GmbH
8.750% due 12/15/2020		2,500	3,661
KP Germany Erste GmbH
11.625% due 07/15/2017		8,000	12,582
Kraton Polymers LLC
6.750% due 03/01/2019		$1,250	1,294
L Brands, Inc.
6.625% due 04/01/2021		675	733
La Financiere Atalian S.A.
7.250% due 01/15/2020	EUR	5,000	6,798
Labco S.A.
8.500% due 01/15/2018		2,500	3,610
Lamar Media Corp.
5.000% due 05/01/2023		$4,000	3,730
Laredo Petroleum, Inc.
7.375% due 05/01/2022		3,000	3,195
9.500% due 02/15/2019		1,000	1,115
Levi Strauss & Co.
6.875% due 05/01/2022		1,500	1,598

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.625% due 05/15/2020		$500	$541
7.750% due 05/15/2018	EUR	1,000	1,446
Lightstream Resources Ltd.
8.625% due 02/01/2020		$10,000	9,750
LIN Television Corp.
8.375% due 04/15/2018		500	535
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		2,000	2,098
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		5,250	4,843
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,911
Masonite International Corp.
8.250% due 04/15/2021		4,000	4,410
Matalan Finance PLC
8.875% due 04/29/2016	GBP	1,750	2,925
9.625% due 03/31/2017		1,600	2,546
McClatchy Co.
9.000% due 12/15/2022		$8,000	8,480
MCE Finance Ltd.
5.000% due 02/15/2021		7,000	6,737
MDC Partners, Inc.
6.750% due 04/01/2020		8,250	8,394
MGM Resorts International
6.625% due 12/15/2021		12,000	12,435
6.750% due 10/01/2020		5,000	5,262
7.500% due 06/01/2016		1,750	1,964
7.625% due 01/15/2017		5,000	5,612
7.750% due 03/15/2022		5,000	5,444
8.625% due 02/01/2019		750	866
10.000% due 11/01/2016		750	896
Michael Foods Group, Inc.
9.750% due 07/15/2018		6,250	6,867
Michael Foods Holding, Inc.
8.500% due 07/15/2018		9,235	9,604
Michaels Stores, Inc.
7.750% due 11/01/2018		4,000	4,320
11.375% due 11/01/2016		326	335
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		7,000	7,385
Mobile Challenger Intermediate Group S.A.
8.750% due 03/15/2019	CHF	1,000	1,106
8.750% due 03/15/2019	EUR	2,000	2,733
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		$2,500	2,638
Mondi Consumer Packaging International AG
9.750% due 07/15/2017	EUR	500	753
Mongolian Mining Corp.
8.875% due 03/29/2017		$4,000	3,051
MPH Intermediate Holding Co.
8.375% due 08/01/2018		7,750	7,968
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,555	4,692
8.750% due 09/01/2020		200	221
MultiPlan, Inc.
9.875% due 09/01/2018		12,000	13,320
Mylan, Inc.
7.875% due 07/15/2020		750	856
Nara Cable Funding Ltd.
8.500% due 03/01/2020	EUR	1,000	1,542
8.875% due 12/01/2018		5,000	7,238
8.875% due 12/01/2018		$3,000	3,180
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,654
New Academy Finance Co. LLC
8.000% due 06/15/2018 (b)		7,625	7,854

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Look Bondco PLC
8.375% due 05/14/2018		$1,750	$1,763
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,216
6.875% due 02/01/2020		1,000	1,055
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,250
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	4,837
7.750% due 10/15/2018		850	929
Nokia Siemens Networks Finance BV
6.750% due 04/15/2018	EUR	2,000	2,902
7.125% due 04/15/2020		1,750	2,636
Norcell Sweden Holding AB
10.750% due 09/29/2019		3,000	4,404
Novasep Holding S.A.S.
8.000% due 12/15/2016		$1,063	978
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,153
8.750% due 12/15/2020		6,000	6,615
Nufarm Australia Ltd.
6.375% due 10/15/2019		3,000	3,015
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	2,120
OGX Austria GmbH
8.375% due 04/01/2022		3,000	495
8.500% due 06/01/2018		2,000	330
OI European Group BV
6.750% due 09/15/2020	EUR	250	385
Ono Finance PLC
10.875% due 07/15/2019		$6,000	6,420
11.125% due 07/15/2019	EUR	2,600	3,799
Ontex S.A.
7.500% due 04/15/2018		1,250	1,771
9.000% due 04/15/2019		6,000	8,624
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		$673	747
10.000% due 06/15/2018	EUR	2,250	3,394
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)		$8,500	8,712
Pactiv LLC
7.950% due 12/15/2025		2,000	1,830
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		15,000	15,581
Party City Holdings, Inc.
8.875% due 08/01/2020		10,500	11,340
Peabody Energy Corp.
6.000% due 11/15/2018		750	752
6.250% due 11/15/2021		4,820	4,699
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	9,900	13,293
Pendragon PLC
6.875% due 05/01/2020	GBP	2,000	3,351
Perstorp Holding AB
8.750% due 05/15/2017		$4,000	4,170
9.000% due 05/15/2017	EUR	4,000	5,655
11.000% due 08/15/2017		$9,000	9,225
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,387
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)		12,750	13,005
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		20,000	16,080
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	975	1,448
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$5,000	5,462

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		$4,500	$4,916
7.750% due 04/01/2022		1,000	1,055
8.750% due 05/15/2020		1,900	2,090
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		2,015	1,884
Pinnacle Merger Sub, Inc.
9.500% due 10/01/2023		12,750	13,180
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	1,026
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,146
6.500% due 11/15/2020		1,750	1,880
6.625% due 05/01/2021		2,000	2,147
6.750% due 02/01/2022		1,000	1,071
6.875% due 02/15/2023		1,500	1,616
Ply Gem Industries, Inc.
8.250% due 02/15/2018		5,818	6,254
9.375% due 04/15/2017		6,360	6,742
Polymer Group, Inc.
7.750% due 02/01/2019		1,500	1,611
Polypore International, Inc.
7.500% due 11/15/2017		2,000	2,130
Post Holdings, Inc.
7.375% due 02/15/2022		400	423
PQ Corp.
8.750% due 05/01/2018		6,000	6,420
PVH Corp.
4.500% due 12/15/2022		750	713
7.375% due 05/15/2020		1,500	1,643
Quebecor Media, Inc.
7.750% due 03/15/2016		814	830
QVC, Inc.
7.375% due 10/15/2020		500	544
7.500% due 10/01/2019		250	269
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	6,000	8,706
R&R Pik PLC
9.250% due 05/15/2018		2,000	2,800
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$750	748
9.875% due 04/15/2017		1,500	1,088
Rain CII Carbon LLC
8.000% due 12/01/2018		2,500	2,531
8.250% due 01/15/2021		2,000	2,020
8.500% due 01/15/2021	EUR	1,500	2,029
Range Resources Corp.
5.000% due 08/15/2022		$2,000	1,945
5.000% due 03/15/2023		5,000	4,825
5.750% due 06/01/2021		750	791
6.750% due 08/01/2020		320	346
Refresco Group BV
7.375% due 05/15/2018	EUR	3,000	4,334
Regal Entertainment Group
5.750% due 02/01/2025		$1,250	1,159
9.125% due 08/15/2018		871	967
Regency Energy Partners LP
5.500% due 04/15/2023		3,000	2,895
6.875% due 12/01/2018		600	648
Renaissance Acquisition Corp.
6.875% due 08/15/2021		12,000	11,910
Rex Energy Corp.
8.875% due 12/01/2020		7,500	7,912
Rexel S.A.
6.125% due 12/15/2019		2,000	2,055
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 02/15/2021		$680	$729
7.125% due 04/15/2019		2,000	2,135
7.875% due 08/15/2019		1,000	1,105
8.250% due 02/15/2021		11,250	11,391
8.500% due 05/15/2018		3,150	3,307
9.000% due 04/15/2019		5,500	5,802
9.875% due 08/15/2019		2,750	2,998
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,000	3,400
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		4,750	4,797
Roofing Supply Group LLC
10.000% due 06/01/2020		5,000	5,625
Rottapharm Ltd.
6.125% due 11/15/2019	EUR	1,250	1,687
Ryerson, Inc.
9.000% due 10/15/2017		$5,000	5,200
Sable International Finance Ltd.
8.750% due 02/01/2020		2,000	2,210
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,008
6.875% due 11/15/2019		500	550
Samson Investment Co.
10.250% due 02/15/2020		7,000	7,455
SandRidge Energy, Inc.
7.500% due 03/15/2021		5,000	5,075
8.125% due 10/15/2022		7,250	7,359
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	750	1,040
6.625% due 04/15/2021		$750	705
7.750% due 07/15/2017		500	523
8.375% due 06/15/2019		500	524
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,234
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	998
Schaeffler Finance BV
4.750% due 05/15/2021		5,000	4,875
7.750% due 02/15/2017		1,000	1,125
7.750% due 02/15/2017	EUR	4,750	7,237
8.500% due 02/15/2019		$3,000	3,360
8.750% due 02/15/2019	EUR	7,500	11,479
Schaeffler Holding Finance BV
6.875% due 08/15/2018		5,400	7,680
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,772
9.250% due 06/15/2019		1,000	1,083
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	267
Sealed Air Corp.
5.250% due 04/01/2023		2,500	2,381
6.500% due 12/01/2020		3,000	3,157
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,500	2,844
Seneca Gaming Corp.
8.250% due 12/01/2018		250	270
Sensata Technologies BV
4.875% due 10/15/2023		5,000	4,675
6.500% due 05/15/2019		2,500	2,700
Sequa Corp.
7.000% due 12/15/2017		6,150	6,181
Serta Simmons Holdings LLC
8.125% due 10/01/2020		15,000	15,862
ServiceMaster Co.
7.000% due 08/15/2020		7,000	6,650
8.000% due 02/15/2020		4,000	3,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		$250	$274
Shearer’s Foods LLC
9.000% due 11/01/2019		4,500	4,725
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		5,000	4,875
Silver Borrower
7.750% due 12/15/2020		9,550	9,860
Simmons Foods, Inc.
10.500% due 11/01/2017		2,000	2,105
Sinclair Television Group, Inc.
5.375% due 04/01/2021		2,250	2,149
6.125% due 10/01/2022		2,000	1,995
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		2,000	1,965
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,101
7.750% due 07/01/2017		1,000	1,143
Snoqualmie Entertainment Authority
4.147% due 02/01/2014		2,000	1,990
9.125% due 02/01/2015		425	426
Softbank Corp.
4.500% due 04/15/2020		4,000	3,845
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	6,200	10,276
Sophia LP
9.750% due 01/15/2019		$10,125	11,036
Southern Graphics, Inc.
8.375% due 10/15/2020		3,250	3,380
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	523
6.625% due 11/15/2022		4,000	4,160
Spectrum Brands, Inc.
6.750% due 03/15/2020		2,500	2,669
St. Barbara Ltd.
8.875% due 04/15/2018		2,500	2,194
Station Casinos LLC
7.500% due 03/01/2021		9,000	9,562
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,048
6.375% due 08/15/2022		500	519
STHI Holding Corp.
8.000% due 03/15/2018		3,000	3,247
Studio City Finance Ltd.
8.500% due 12/01/2020		7,375	8,131
Suburban Propane Partners LP
7.375% due 08/01/2021		113	121
7.500% due 10/01/2018		422	454
Sun Products Corp.
7.750% due 03/15/2021		13,000	12,025
SunGard Data Systems, Inc.
6.625% due 11/01/2019		4,000	4,100
7.375% due 11/15/2018		2,750	2,922
7.625% due 11/15/2020		2,500	2,688
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	5,250	7,688
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	1,000	1,150
7.000% due 12/31/2017	EUR	600	862
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$800	866
Taminco Global Chemical Corp.
9.750% due 03/31/2020		5,000	5,675
TeamSystem Holding SpA
7.375% due 05/15/2020	EUR	5,000	6,714
Techem GmbH
6.125% due 10/01/2019		1,500	2,192

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	119

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telefonica Emisiones S.A.U.
5.289% due 12/09/2022	GBP	3,500	$5,720
Tenet Healthcare Corp.
8.000% due 08/01/2020		$5,000	5,312
8.125% due 04/01/2022		8,000	8,370
Terex Corp.
6.000% due 05/15/2021		2,300	2,337
6.500% due 04/01/2020		2,250	2,374
TMF Group Holding BV
9.875% due 12/01/2019	EUR	5,250	7,522
Tomkins LLC
9.000% due 10/01/2018		$2,072	2,269
Townsquare Radio LLC
9.000% due 04/01/2019		5,000	5,337
TransDigm, Inc.
5.500% due 10/15/2020		3,000	2,955
7.500% due 07/15/2021		5,250	5,670
7.750% due 12/15/2018		6,000	6,420
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		7,500	7,987
9.625% due 06/15/2018		4,000	4,350
TransUnion LLC
11.375% due 06/15/2018		3,000	3,349
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		5,000	4,987
Trionista TopCo GmbH
6.875% due 04/30/2021	EUR	5,000	6,984
Triumph Group, Inc.
4.875% due 04/01/2021		$2,500	2,419
8.625% due 07/15/2018		500	545
Truven Health Analytics, Inc.
10.625% due 06/01/2020		7,000	7,665
U.S. Coatings Acquisition, Inc.
5.750% due 02/01/2021	EUR	2,500	3,407
7.375% due 05/01/2021		$4,500	4,725
U.S. Foods, Inc.
8.500% due 06/30/2019		4,500	4,764
United Rentals North America, Inc.
5.750% due 07/15/2018		250	264
6.125% due 06/15/2023		1,000	1,010
7.375% due 05/15/2020		1,000	1,083
7.625% due 04/15/2022		4,250	4,643
8.250% due 02/01/2021		1,000	1,115
8.375% due 09/15/2020		3,000	3,337
10.250% due 11/15/2019		500	568
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	5,000	6,700
5.750% due 01/15/2023		6,000	8,137
7.500% due 03/15/2019		$450	488
7.500% due 03/15/2019	EUR	650	955
8.125% due 12/01/2017		386	552
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		2,550	3,941
Universal Health Services, Inc.
7.000% due 10/01/2018		$500	531
Univision Communications, Inc.
5.125% due 05/15/2023		2,500	2,406
6.750% due 09/15/2022		4,000	4,240
6.875% due 05/15/2019		2,000	2,150
7.875% due 11/01/2020		1,500	1,648
8.500% due 05/15/2021		12,500	13,750
UPC Holding BV
6.375% due 09/15/2022	EUR	10,000	13,393
6.750% due 03/15/2023		3,000	4,038
6.750% due 03/15/2023	CHF	3,800	4,181
8.375% due 08/15/2020	EUR	10,000	14,773

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	1,500	$2,136
6.625% due 07/01/2020		$2,500	2,663
6.875% due 01/15/2022		750	799
7.625% due 01/15/2020	EUR	1,000	1,461
USG Corp.
7.875% due 03/30/2020		$1,000	1,089
8.375% due 10/15/2018		1,500	1,635
9.750% due 01/15/2018		4,661	5,418
Valeant Pharmaceuticals International
6.375% due 10/15/2020		3,000	3,135
6.750% due 10/01/2017		250	268
6.750% due 08/15/2021		4,000	4,180
6.875% due 12/01/2018		2,000	2,125
7.000% due 10/01/2020		3,500	3,727
7.250% due 07/15/2022		5,375	5,751
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		2,000	2,155
8.000% due 02/01/2018		6,000	6,360
VeriSign, Inc.
4.625% due 05/01/2023		3,000	2,835
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	10,857
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,950	3,186
Visant Corp.
10.000% due 10/01/2017		2,000	1,870
VWR Funding, Inc.
7.250% due 09/15/2017		12,000	12,720
Walter Energy, Inc.
8.500% due 04/15/2021		7,000	5,880
9.875% due 12/15/2020		3,000	2,633
Warner Chilcott Co. LLC
7.750% due 09/15/2018		8,000	8,740
Watco Cos. LLC
6.375% due 04/01/2023		9,500	9,452
Wells Enterprises, Inc.
6.750% due 02/01/2020		1,000	1,023
Welltec A/S
8.000% due 02/01/2019		5,000	5,350
WEPA Hygieneprodukte GmbH
6.500% due 05/15/2020	EUR	2,500	3,550
Whiting Petroleum Corp.
6.500% due 10/01/2018		$500	529
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		5,750	5,980
7.375% due 02/15/2018	EUR	5,000	7,078
11.750% due 07/15/2017		1,750	2,525
Windstream Corp.
7.750% due 10/15/2020		$1,000	1,038
7.750% due 10/01/2021		1,500	1,556
7.875% due 11/01/2017		1,000	1,120
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,043
Wynn Las Vegas LLC
4.250% due 05/30/2023		2,000	1,838
5.375% due 03/15/2022		5,000	5,050
7.750% due 08/15/2020		2,000	2,255
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	3,000	4,363
Zayo Group LLC
8.125% due 01/01/2020		$1,000	1,099
10.125% due 07/01/2020		1,500	1,729
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	3,000	4,353

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Zobele Holding SpA
7.875% due 02/01/2018	EUR	4,000	$5,679

			2,410,878

UTILITIES 6.9%
Access Midstream Partners LP
4.875% due 05/15/2023		$2,750	2,599
6.125% due 07/15/2022		500	516
AES Corp.
7.375% due 07/01/2021		3,500	3,867
8.000% due 10/15/2017		3,000	3,465
8.000% due 06/01/2020		4,000	4,580
Athlon Holdings LP
7.375% due 04/15/2021		7,750	7,944
Atlas Pipeline Partners LP
6.625% due 10/01/2020		1,000	1,026
Calpine Corp.
7.500% due 02/15/2021		3,250	3,469
7.875% due 07/31/2020		675	731
7.875% due 01/15/2023		900	952
Covanta Holding Corp.
6.375% due 10/01/2022		1,500	1,545
7.250% due 12/01/2020		100	108
Eileme AB
11.750% due 01/31/2020	EUR	4,000	6,358
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		$2,000	2,045
10.000% due 12/01/2020		15,461	16,329
12.250% due 03/01/2022		10,000	11,300
EP Energy LLC
6.875% due 05/01/2019		500	536
9.375% due 05/01/2020		14,000	15,820
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		3,250	3,425
Frontier Communications Corp.
7.125% due 03/15/2019		2,506	2,672
7.125% due 01/15/2023		1,250	1,259
7.625% due 04/15/2024		1,900	1,909
8.125% due 10/01/2018		1,500	1,673
Linn Energy LLC
7.750% due 02/01/2021		625	631
MarkWest Energy Partners LP
4.500% due 07/15/2023		4,000	3,790
5.500% due 02/15/2023		1,000	1,008
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		3,000	3,026
6.625% due 11/15/2020		3,000	3,120
6.625% due 04/01/2023		5,000	5,031
Midwest Generation LLC
8.560% due 01/02/2016 ^		2,122	2,090
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,331
9.625% due 06/01/2019		2,500	2,337
NRG Energy, Inc.
6.625% due 03/15/2023		1,250	1,231
7.625% due 01/15/2018		4,000	4,450
7.875% due 05/15/2021		3,000	3,225
8.250% due 09/01/2020		5,000	5,512
8.500% due 06/15/2019		2,000	2,155
Sabine Oil & Gas LLC
9.750% due 02/15/2017		11,000	11,110
Sprint Capital Corp.
6.875% due 11/15/2028		8,500	7,629
6.900% due 05/01/2019		7,250	7,486
8.750% due 03/15/2032		9,500	9,702

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
6.000% due 12/01/2016		$2,500	$2,656
6.000% due 11/15/2022		15,000	13,875
7.000% due 03/01/2020		2,000	2,160
8.375% due 08/15/2017		1,500	1,702
9.000% due 11/15/2018		2,500	2,937
Sprint Corp.
7.250% due 09/15/2021		2,000	2,025
7.875% due 09/15/2023		4,000	4,090
Talos Production LLC
9.750% due 02/15/2018		4,500	4,545
Targa Resources Partners LP
4.250% due 11/15/2023		5,000	4,550
5.250% due 05/01/2023		3,000	2,955
6.375% due 08/01/2022		750	784
6.875% due 02/01/2021		1,000	1,073
Techem Energy Metering Service GmbH & Co. KG
7.875% due 10/01/2020	EUR	3,500	5,236
VimpelCom Holdings BV
7.504% due 03/01/2022		$1,450	1,532

			219,112

Total Corporate Bonds & Notes (Cost $2,843,189)			2,929,054

		SHARES
COMMON STOCKS 0.0%

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(f)		21,410	60
NVHL S.A. ‘B’ (c)(f)		21,410	60

	SHARES	MARKET VALUE (000S)
NVHL S.A. ‘C’ (c)(f)	21,410	$61
NVHL S.A. ‘D’ (c)(f)	21,410	61
NVHL S.A. ‘E’ (c)(f)	21,410	61
NVHL S.A. ‘F’ (c)(f)	21,410	61
NVHL S.A. ‘G’ (c)(f)	21,410	61
NVHL S.A. ‘H’ (c)(f)	21,410	61
NVHL S.A. ‘I’ (c)(f)	21,410	61
NVHL S.A. ‘J’ (c)(f)	21,410	61

Total Common Stocks (Cost $697)		608

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 10/30/2013 (e)	6,000	5,733
GMAC Capital Trust
8.125% due 02/15/2040	40,000	1,070

Total Preferred Securities (Cost $6,728)		6,803

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (g) 0.0%
		385

Total Short-Term Instruments (Cost $385)		385

Total Investments in Securities (Cost $2,879,153)		2,964,731

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio	8,801,738	$88,079
PIMCO Short-Term Floating NAV Portfolio III	10,667,865	106,636

Total Short-Term Instruments (Cost $194,777)		194,715

Total Investments in Affiliates (Cost $194,777)		194,715

Total Investments 98.7% (Cost $3,073,930)		$3,159,446

Financial Derivative Instruments (i)(j) (0.3%) (Cost or Premiums, net $0)		(10,622)

Other Assets and Liabilities, net 1.6%		53,494

Net Assets 100.0%		$3,202,318

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Security becomes interest bearing at a future date.
(e)	Perpetual maturity, date shown represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$60	0.01%
NVHL S.A. ‘B’	03/09/2012	69	60	0.01%
NVHL S.A. ‘C’	03/09/2012	69	61	0.00%
NVHL S.A. ‘D’	03/09/2012	69	61	0.00%
NVHL S.A. ‘E’	03/09/2012	70	61	0.00%
NVHL S.A. ‘F’	03/09/2012	70	61	0.00%
NVHL S.A. ‘G’	03/09/2012	70	61	0.00%
NVHL S.A. ‘H’	03/09/2012	70	61	0.00%
NVHL S.A. ‘I’	03/09/2012	70	61	0.00%
NVHL S.A. ‘J’	03/09/2012	70	61	0.00%

		$696	$608	0.02%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	121

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$385	Fannie Mae 2.200% due 10/17/2022	$(394)	$385	$385

Total Repurchase Agreements						$(394)	$385	$385

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
SBI	(1.000%)	09/09/2013	09/06/2015	EUR	(1,081)	$(1,462)

Total Reverse Repurchase Agreements						$(1,462)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $6,596 at a weighted average interest rate of (1.462%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales (3)
Wind Acquisition Finance S.A.	11.750%	07/15/2017	EUR	1,750	$(2,514)	$(2,583)

Total Short Sales					$(2,514)	$(2,583)

(3)	Market value includes $59 of interest payable on short sales.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(h)	Securities with an aggregate market value of $1,419 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
SBI	$0	$(1,462)	$0	$0	$(1,462)	$1,419	$(43)
SSB	385	0	0	0	385	(394)	(9)

Master Securities Forward Transactions Agreement
BRC	0	0	0	(2,583)	(2,583)	0	(2,583)

Total Borrowings and Other Financing Transactions	$385	$(1,462)	$0	$(2,583)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$14,850	$1,131	$213	$0	$(2)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	15,000	1,075	1,098	0	(2)

Total Swap Agreements				$2,206	$1,311	$0	$(4)

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

Cash of $1,331 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0		$(4)	$(4)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	398,226	$		532,794	$0	$(5,946)
	10/2013		GBP	70,762			109,893	0	(4,663)
	10/2013	$		1,493		EUR	1,115	15	0
	11/2013		EUR	2,017	$		2,731	2	0

BPS	11/2013		GBP	794			1,285	0	0

BRC	10/2013	$		2,570		EUR	1,937	51	0
	10/2013			110,022		GBP	68,600	1,035	0
	11/2013		EUR	1,333	$		1,797	0	(7)
	11/2013		GBP	66,670			106,993	0	(912)

CBK	10/2013		EUR	4,870			6,428	0	(160)
	10/2013		GBP	400			620	0	(28)
	10/2013	$		174		CHF	162	5	0
	10/2013			8,077		EUR	6,067	131	0
	10/2013			2,087		GBP	1,307	29	0
	11/2013		EUR	2,017	$		2,730	2	0

DUB	10/2013	$		335,643		EUR	249,202	1,489	0
	11/2013		EUR	248,007	$		334,086	0	(1,457)

FBF	10/2013	$		5,563		EUR	4,207	128	0

GLM	10/2013			128,683			95,095	0	(33)
	11/2013		EUR	95,095	$		128,694	34	0

HUS	10/2013	$		2,790		EUR	2,061	0	(2)
	11/2013		GBP	6,220	$		9,994	0	(73)

JPM	10/2013		EUR	11,564			15,391	0	(254)
	10/2013	$		2,773		EUR	2,075	34	0
	11/2013			2,041			1,512	5	0

RBC	12/2013		CAD	1,696	$		1,641	0	(2)

RYL	11/2013		CHF	8,323			9,001	0	(206)
	11/2013	$		1,469		GBP	911	5	0

UAG	10/2013			71,246		EUR	52,901	321	0
	10/2013			1,986		GBP	1,255	46	0
	11/2013		EUR	47,685	$		64,309	0	(207)

Total Forward Foreign Currency Contracts								$3,332	$(13,950)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	123

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$17	$0	$0	$17	$(10,609)	$0	$0	$(10,609)	$(10,592)	$0	$(10,592)
BRC	1,086	0	0	1,086	(919)	0	0	(919)	167	0	167
CBK	167	0	0	167	(188)	0	0	(188)	(21)	0	(21)
DUB	1,489	0	0	1,489	(1,457)	0	0	(1,457)	32	0	32
FBF	128	0	0	128	0	0	0	0	128	0	128
GLM	34	0	0	34	(33)	0	0	(33)	1	0	1
HUS	0	0	0	0	(75)	0	0	(75)	(75)	0	(75)
JPM	39	0	0	39	(254)	0	0	(254)	(215)	0	(215)
RBC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
RYL	5	0	0	5	(206)	0	0	(206)	(201)	0	(201)
UAG	367	0	0	367	(207)	0	0	(207)	160	0	160

Total Over the Counter	$3,332	$0	$0	$3,332	$(13,950)	$0	$0	$(13,950)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,332	$0	$3,332

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$0	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,950	$0	$13,950

	$0	$4	$0	$13,950	$0	$13,954

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$943	$0	$0	$0	$943

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,235)	$0	$(11,235)
Swap Agreements	0	4,093	0	0	0	4,093

	$0	$4,093	$0	$(11,235)	$0	$(7,142)

	$0	$5,036	$0	$(11,235)	$0	$(6,199)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$647	$0	$0	$0	$647

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24,481)	$0	$(24,481)
Swap Agreements	0	(3,505)	0	0	0	(3,505)

	$0	$(3,505)	$0	$(24,481)	$0	$(27,986)

	$0	$(2,858)	$0	$(24,481)	$0	$(27,339)

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$27,673	$208	$27,881
Corporate Bonds & Notes
Banking & Finance	0	299,064	0	299,064
Industrials	0	2,395,541	15,337	2,410,878
Utilities	0	217,022	2,090	219,112
Common Stocks
Health Care	0	0	608	608
Preferred Securities
Banking & Finance	1,070	5,733	0	6,803
Short-Term Instruments
Repurchase Agreements	0	385	0	385
	$1,070	$2,945,418	$18,243	$2,964,731

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$194,715	$0	$0	$194,715

Total Investments	$195,785	$2,945,418	$18,243	$3,159,446

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short Sales, at Value
Corporate Bonds & Notes	$0	$(2,583)	$0	$(2,583)

Financial Derivative Instruments - Assets
Over the counter	$0	$3,332	$0	$3,332

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(13,950)	0	(13,950)
	$0	$(13,954)	$0	$(13,954)

Totals	$195,785	$2,932,213	$18,243	$3,146,241

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$2,578	$204	$(2,521)	$2	$43	$(98)	$0	$0	$208	$3
Corporate Bonds & Notes
Industrials	1,922	14,997	(1,929)	0	0	347	0	0	15,337	339
Utilities	3,307	0	(1,234)	0	16	1	0	0	2,090	11
Common Stocks
Health Care	384	0	0	0	0	224	0	0	608	224

Totals	$8,191	$15,201	$(5,684)	$2	$59	$474	$0	$0	$18,243	$577

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$208	Third Party Vendor	Broker Quote	96.50
Corporate Bonds & Notes
Industrials	15,337	Benchmark Pricing	Base Price	100.91-102.00
Utilities	2,090	Third Party Vendor	Broker Quote	98.50
Common Stocks
Health Care	608	Other Valuation Techniques (2)	—	—

Total	$18,243

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	125

Schedule of Investments PIMCO Long-Term Credit Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 106.2%

BANK LOAN OBLIGATIONS 2.4%
Activision Blizzard, Inc.
3.250% due 09/12/2020		$3,100	$3,104
Alliance Boots Holdings Ltd.
3.483% due 07/09/2017	GBP	20,900	33,647
Arch Coal, Inc.
5.750% due 05/16/2018		$794	774
CSC Holdings, Inc.
2.679% due 04/17/2020		4,389	4,347
Dell, Inc.
3.750% due 09/24/2018		3,700	3,683
4.500% due 03/24/2020		12,600	12,412
5.000% due 11/06/2013		7,887	7,881
EP Energy LLC
3.500% due 05/24/2018		4,333	4,315
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		9,405	9,455
H.J. Heinz Co.
3.500% due 06/05/2020		32,918	33,084
Hertz Corp.
3.750% due 03/11/2018		1,985	1,989
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		3,802	3,799
NGPL PipeCo LLC
6.750% due 09/15/2017		4,427	3,970
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		2,954	2,968
RPI Finance Trust
3.500% due 05/09/2018		2,453	2,468
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,687	1,691
Station Casinos, Inc.
5.000% due 03/01/2020		2,189	2,208

Total Bank Loan Obligations (Cost $130,684)			131,795

CORPORATE BONDS & NOTES 64.0%

BANKING & FINANCE 20.3%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		800	826
Allstate Corp.
6.500% due 05/15/2067		1,400	1,435
American International Group, Inc.
5.850% due 01/16/2018		5,380	6,130
6.250% due 05/01/2036		3,680	4,231
8.175% due 05/15/2068		3,000	3,527
Aviation Loan Trust
2.364% due 12/15/2022		2,671	2,471
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		5,000	5,075
5.750% due 01/18/2017		500	534
Banco Continental SAECA
8.875% due 10/15/2017		1,000	1,066
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,000	916
Banco do Brasil S.A.
3.875% due 10/10/2022		8,700	7,547
4.500% due 01/20/2016	EUR	3,000	4,232
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$27,800	28,772
Banco Santander Chile
3.875% due 09/20/2022		16,100	14,971

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Votorantim S.A.
5.250% due 02/11/2016		$2,800	$2,898
Bank of America Corp.
5.000% due 05/13/2021		1,200	1,291
5.875% due 02/07/2042		300	334
Bank of Montreal
2.550% due 11/06/2022		1,100	1,024
Bank One Capital
8.750% due 09/01/2030		275	357
Banque PSA Finance S.A.
3.500% due 01/17/2014	EUR	3,000	4,080
3.875% due 01/14/2015		7,000	9,685
4.250% due 02/25/2016		5,400	7,573
Barclays Bank PLC
10.179% due 06/12/2021		$6,940	9,027
14.000% due 06/15/2019 (c)	GBP	5,173	11,263
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$5,900	5,679
5.000% due 08/26/2022 (e)		1,900	1,829
BBVA Bancomer S.A.
4.500% due 03/10/2016		5,000	5,250
6.500% due 03/10/2021		10,250	10,711
6.750% due 09/30/2022		300	311
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,725	5,666
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	3,918
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		300	281
BNP Paribas S.A.
7.195% due 06/25/2037 (c)		3,000	3,026
7.195% due 12/31/2049		400	404
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		2,800	2,863
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,321
Citigroup, Inc.
0.869% due 05/31/2017	EUR	2,500	3,250
5.950% due 01/30/2023 (c)		$6,600	6,163
6.125% due 08/25/2036		800	808
6.675% due 09/13/2043		5,000	5,402
6.875% due 03/05/2038		300	372
8.125% due 07/15/2039		20,925	29,151
8.500% due 05/22/2019		400	512
Credit Agricole S.A.
8.125% due 10/26/2019 (c)	GBP	200	344
8.375% due 10/13/2019 (c)		$4,100	4,505
Credit Suisse AG
6.500% due 08/08/2023		12,842	13,022
Deutsche Annington Finance BV
5.000% due 10/02/2023 (a)		1,100	1,093
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,600	1,712
Eksportfinans ASA
2.000% due 09/15/2015		500	490
2.375% due 05/25/2016		3,500	3,404
5.500% due 06/26/2017		3,000	3,131
Export-Import Bank of Korea
4.000% due 01/11/2017		2,800	2,996
Fidelity National Financial, Inc.
5.500% due 09/01/2022		8,925	9,428
Ford Motor Credit Co. LLC
3.875% due 01/15/2015		14,000	14,485
4.250% due 02/03/2017		6,000	6,417
4.250% due 09/20/2022		300	300
6.625% due 08/15/2017		7,700	8,882
7.000% due 04/15/2015		4,700	5,112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 12/15/2016		$10,600	$12,560
8.125% due 01/15/2020		500	624
8.700% due 10/01/2014		400	430
General Electric Capital Corp.
6.875% due 01/10/2039		1,650	2,029
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		5,500	5,947
5.750% due 01/24/2022		9,200	10,220
5.950% due 01/18/2018		15,200	17,202
6.125% due 02/15/2033		2,300	2,517
6.250% due 02/01/2041		1,900	2,136
6.450% due 05/01/2036		1,000	1,018
6.750% due 10/01/2037		52,400	54,845
7.500% due 02/15/2019		5,500	6,654
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		5,300	5,907
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,304
HBOS Capital Funding LP
6.461% due 11/30/2018 (c)	GBP	2,615	4,170
HBOS PLC
6.000% due 11/01/2033		$400	379
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,059
6.500% due 03/15/2041		5,000	5,350
HSBC Bank USA N.A.
7.000% due 01/15/2039		6,750	8,125
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		4,000	5,690
HSBC Finance Corp.
6.676% due 01/15/2021		16,000	18,304
HSBC Holdings PLC
4.875% due 01/14/2022		2,500	2,703
5.100% due 04/05/2021		600	662
6.100% due 01/14/2042		1,100	1,307
6.500% due 05/02/2036		800	909
6.500% due 09/15/2037		4,800	5,457
6.800% due 06/01/2038		12,800	15,132
7.350% due 11/27/2032		1,550	1,865
7.625% due 05/17/2032		1,800	2,196
HSBC USA, Inc.
5.000% due 09/27/2020		7,000	7,517
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,551
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		10,500	9,660
5.500% due 08/06/2022		5,100	4,794
5.650% due 03/19/2022		2,100	2,008
5.750% due 01/22/2021		5,000	4,988
6.200% due 12/21/2021		1,100	1,106
Jefferies Finance LLC
7.375% due 04/01/2020		5,100	5,074
JPMorgan Chase & Co.
4.350% due 08/15/2021		2,800	2,906
4.400% due 07/22/2020		5,000	5,302
4.500% due 01/24/2022		9,400	9,826
4.625% due 05/10/2021		7,600	8,116
5.400% due 01/06/2042		200	211
5.625% due 08/16/2043		10,000	9,967
6.300% due 04/23/2019		400	469
6.400% due 05/15/2038		3,000	3,549
7.900% due 04/30/2018 (c)		11,000	11,946
Korea Development Bank
3.000% due 09/14/2022		5,800	5,481
3.500% due 08/22/2017		2,200	2,314
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,650

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.588% due 05/12/2020	GBP	10,000	$16,998
7.625% due 12/09/2019		2,000	3,377
7.869% due 08/25/2020		3,474	5,973
15.000% due 12/21/2019		7,750	18,161
15.000% due 12/21/2019	EUR	6,750	13,428
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$2,800	3,759
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	8,714
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		18,800	22,182
6.875% due 11/15/2018		4,846	5,768
7.750% due 05/14/2038		7,700	9,562
MetLife Capital Trust
7.875% due 12/15/2067		9,700	10,961
9.250% due 04/08/2068		4,645	5,922
MetLife, Inc.
10.750% due 08/01/2069		4,000	5,920
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		600	590
Morgan Stanley
6.375% due 07/24/2042		11,700	13,285
6.625% due 04/01/2018		11,350	13,192
7.250% due 04/01/2032		2,650	3,255
7.300% due 05/13/2019		2,200	2,636
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	11,793
Nationstar Mortgage LLC
6.500% due 07/01/2021		6,250	6,016
7.875% due 10/01/2020		2,000	2,095
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,486
Nile Finance Ltd.
5.250% due 08/05/2015		100	100
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,769
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,304
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	521
Pacific Life Insurance Co.
9.250% due 06/15/2039		27,025	36,680
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,294
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	1,000	1,355
5.625% due 05/20/2043		$20,000	16,848
Piper Jaffray Cos.
4.748% due 11/30/2015		5,100	5,148
Prudential Financial, Inc.
5.200% due 03/15/2044		6,000	5,472
5.625% due 05/12/2041		200	214
5.875% due 09/15/2042		4,500	4,433
QBE Capital Funding Ltd.
7.250% due 05/24/2041		4,000	4,222
Rabobank Group
5.250% due 05/24/2041		9,500	9,900
6.875% due 03/19/2020	EUR	2,000	3,000
11.000% due 06/30/2019 (c)		$4,925	6,444
RCI Banque S.A.
3.500% due 04/03/2018		3,250	3,310
Regions Financial Corp.
7.375% due 12/10/2037		3,500	3,716
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,683
Santander Issuances S.A.U.
4.750% due 05/29/2019	EUR	8,300	10,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,410	$1,505
5.499% due 07/07/2015		2,225	2,368
5.717% due 06/16/2021		5,900	6,103
6.125% due 02/07/2022		1,100	1,155
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,221
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	4,822
SLM Corp.
0.566% due 01/27/2014		5,000	4,976
5.000% due 10/01/2013		500	500
5.375% due 05/15/2014		400	409
5.625% due 08/01/2033		9,600	7,536
7.250% due 01/25/2022		450	460
8.000% due 03/25/2020		9,950	10,783
8.450% due 06/15/2018		24,252	27,465
Springleaf Finance Corp.
6.900% due 12/15/2017		4,720	4,956
State Bank of India
3.250% due 04/18/2018		6,950	6,675
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		4,395	5,457
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	95	175
UBS AG
7.250% due 02/22/2022		$2,400	2,584
7.625% due 08/17/2022		13,200	14,623
Virgin Media Secured Finance PLC
5.375% due 04/15/2021		14,300	14,014
6.000% due 04/15/2021	GBP	3,450	5,697
Wachovia Bank N.A.
6.600% due 01/15/2038		$1,450	1,758
Wachovia Corp.
0.605% due 10/28/2015		5,000	4,981
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,977
Weyerhaeuser Co.
6.875% due 12/15/2033		7,731	8,957
6.950% due 10/01/2027		6,185	7,160
7.375% due 10/01/2019		8,400	10,258
7.375% due 03/15/2032		50,314	61,441
7.950% due 03/15/2025		200	244
8.500% due 01/15/2025		3,955	5,063

			1,138,470

INDUSTRIALS 31.0%
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,361
Actavis, Inc.
4.625% due 10/01/2042		6,500	5,794
ADT Corp.
3.500% due 07/15/2022		3,950	3,347
4.125% due 06/15/2023		6,700	5,992
4.875% due 07/15/2042		7,900	5,852
6.250% due 10/15/2021 (a)		2,650	2,693
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		1,800	1,854
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,500	1,412
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,926
8.125% due 09/15/2030		2,350	2,920
Alcoa, Inc.
5.900% due 02/01/2027		4,370	4,238

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ALROSA Finance S.A.
7.750% due 11/03/2020	$6,050	$6,747
Altria Group, Inc.
4.250% due 08/09/2042	2,500	2,089
9.950% due 11/10/2038	12,200	18,263
10.200% due 02/06/2039	14,708	22,493
American Airlines Pass-Through Trust
5.250% due 07/31/2022	3,425	3,580
7.000% due 07/31/2019	1,307	1,340
American Airlines, Inc.
7.500% due 03/15/2016 ^	4,200	4,998
American Tower Corp.
5.050% due 09/01/2020	2,300	2,390
Amgen, Inc.
4.950% due 10/01/2041	2,500	2,346
5.150% due 11/15/2041	28,767	28,024
5.375% due 05/15/2043	1,200	1,199
5.650% due 06/15/2042	3,000	3,122
5.750% due 03/15/2040	5,000	5,217
6.400% due 02/01/2039	15,690	17,611
Anadarko Holding Co.
7.150% due 05/15/2028	1,722	2,073
Anadarko Petroleum Corp.
6.200% due 03/15/2040	15,810	17,778
6.450% due 09/15/2036	7,900	9,100
7.000% due 11/15/2027	600	633
7.950% due 06/15/2039	8,531	11,552
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	3,200	2,703
5.375% due 04/15/2020	4,000	3,594
Arch Coal, Inc.
7.000% due 06/15/2019	5,050	3,964
7.250% due 10/01/2020	6,700	5,109
7.250% due 06/15/2021	6,288	4,795
9.875% due 06/15/2019	1,400	1,253
Asciano Finance Ltd.
6.000% due 04/07/2023	5,000	5,322
Ashland, Inc.
6.875% due 05/15/2043	22,600	21,809
Aviation Capital Group Corp.
3.875% due 09/27/2016	5,500	5,576
7.125% due 10/15/2020	5,500	6,008
Barrick Gold Corp.
5.250% due 04/01/2042	12,200	9,797
5.800% due 11/15/2034	100	87
Barrick International Barbados Corp.
6.350% due 10/15/2036	2,100	1,827
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	1,686
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	1,500	1,300
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,728
7.000% due 11/15/2035	4,030	4,764
7.375% due 01/15/2040	12,100	14,962
Braskem Finance Ltd.
5.750% due 04/15/2021	600	591
7.375% due 10/04/2015 (c)	4,400	4,004
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	22,000	19,915
Cameron International Corp.
7.000% due 07/15/2038	6,703	8,320
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	13,400	13,775
CC Holdings GS LLC
3.849% due 04/15/2023	9,500	8,587

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	127

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cemex Espana Luxembourg
9.875% due 04/30/2019	$4,283	$4,818
Cemex Finance LLC
9.500% due 12/14/2016	1,644	1,753
Cemex S.A.B. de C.V.
5.875% due 03/25/2019	2,000	1,925
9.500% due 06/15/2018	2,000	2,225
Cenovus Energy, Inc.
6.750% due 11/15/2039	200	238
CF Industries, Inc.
4.950% due 06/01/2043	10,000	9,067
6.875% due 05/01/2018	9,500	11,175
China Resources Gas Group Ltd.
4.500% due 04/05/2022	2,500	2,482
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018 (e)	1,025	1,031
6.250% due 10/01/2040	13,603	11,404
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023 (a)	5,000	5,066
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,100	2,052
4.250% due 05/09/2043	8,400	7,214
Comcast Corp.
4.250% due 01/15/2033	15,000	14,190
4.500% due 01/15/2043	7,100	6,705
4.650% due 07/15/2042	5,311	5,069
6.400% due 05/15/2038	3,780	4,495
6.400% due 03/01/2040	11,250	13,511
6.450% due 03/15/2037	5,000	5,988
6.550% due 07/01/2039	8,800	10,634
6.950% due 08/15/2037	3,600	4,543
7.050% due 03/15/2033	10,725	13,273
Concho Resources, Inc.
5.500% due 04/01/2023	2,000	1,985
CONSOL Energy, Inc.
8.250% due 04/01/2020	350	377
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,790	2,699
4.150% due 10/11/2025	3,550	3,492
4.750% due 07/12/2022	268	283
7.250% due 05/10/2021	1,745	1,972
Continental Resources, Inc.
4.500% due 04/15/2023	10,750	10,602
COX Communications, Inc.
4.700% due 12/15/2042	13,400	10,890
8.375% due 03/01/2039	5,500	6,542
Crown Castle International Corp.
5.250% due 01/15/2023	8,750	8,094
CVS Caremark Corp.
6.125% due 09/15/2039	1,200	1,376
CVS Pass-Through Trust
5.773% due 01/10/2033	1,028	1,114
5.789% due 01/10/2026	4,200	4,557
5.880% due 01/10/2028	1,727	1,897
5.926% due 01/10/2034	6,008	6,504
6.943% due 01/10/2030	12,344	14,391
7.507% due 01/10/2032	37,245	45,040
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	4,071	4,728
Denbury Resources, Inc.
4.625% due 07/15/2023	1,200	1,104
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	16,575	23,023
9.250% due 06/01/2032	6,160	9,042
Devon Energy Corp.
4.750% due 05/15/2042	4,300	3,937
5.600% due 07/15/2041	2,650	2,718

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.950% due 04/15/2032	$2,125	$2,773
Devon Financing Corp. LLC
7.875% due 09/30/2031	5,000	6,455
DISH DBS Corp.
4.250% due 04/01/2018	7,000	7,044
5.875% due 07/15/2022	1,500	1,485
Dow Chemical Co.
9.400% due 05/15/2039	7,000	10,243
Eagle Spinco, Inc.
4.625% due 02/15/2021	2,500	2,409
Eaton Corp.
4.150% due 11/02/2042	700	624
Ecopetrol S.A.
5.875% due 09/18/2023	900	938
7.375% due 09/18/2043	10,000	10,850
El Paso LLC
6.950% due 06/01/2028	3,795	3,497
7.420% due 02/15/2037	2,980	2,836
7.800% due 08/01/2031	11,000	11,241
8.050% due 10/15/2030	3,825	3,961
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	9,300	12,155
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	2,950	2,577
7.500% due 11/15/2040	5,000	6,121
Encana Corp.
5.150% due 11/15/2041	5,580	5,139
6.500% due 02/01/2038	9,250	10,167
6.625% due 08/15/2037	4,000	4,447
7.200% due 11/01/2031	1,490	1,715
Energy Transfer Partners LP
7.500% due 07/01/2038	13,934	16,135
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	9,000	9,563
Enterprise Products Operating LLC
4.450% due 02/15/2043	18,697	16,602
4.850% due 03/15/2044	39,179	36,652
5.700% due 02/15/2042	8,210	8,592
6.125% due 10/15/2039	700	777
6.875% due 03/01/2033	500	596
7.034% due 01/15/2068	2,550	2,840
7.550% due 04/15/2038	4,014	5,123
8.375% due 08/01/2066	1,600	1,767
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	2,000	1,803
Ford Motor Co.
4.750% due 01/15/2043	2,000	1,791
7.400% due 11/01/2046	2,710	3,254
Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,630
Georgia-Pacific LLC
7.250% due 06/01/2028	10,460	12,802
7.750% due 11/15/2029	21,715	27,546
8.875% due 05/15/2031	9,820	13,600
Gerdau Trade, Inc.
5.750% due 01/30/2021	8,800	8,668
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	5,000	4,049
Graphic Packaging International, Inc.
4.750% due 04/15/2021	1,100	1,073
Harvest Operations Corp.
6.875% due 10/01/2017	5,680	6,106
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	10,000	9,562
HCA, Inc.
4.750% due 05/01/2023	2,500	2,359
8.500% due 04/15/2019	500	539

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HD Supply, Inc.
8.125% due 04/15/2019	$9,348	$10,423
Hess Corp.
5.600% due 02/15/2041	13,486	13,912
6.000% due 01/15/2040	1,500	1,615
Hiland Partners LP
7.250% due 10/01/2020	6,010	6,295
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,023	1,054
Home Depot, Inc.
4.875% due 02/15/2044	3,000	3,037
Hospira, Inc.
5.600% due 09/15/2040	2,000	1,766
5.800% due 08/12/2023	2,000	2,039
Intel Corp.
4.000% due 12/15/2032	300	277
4.800% due 10/01/2041	900	865
International Paper Co.
8.700% due 06/15/2038	1,500	2,043
KazMunayGas National Co. JSC
5.750% due 04/30/2043	4,900	4,318
Kerr-McGee Corp.
7.875% due 09/15/2031	3,500	4,427
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	1,800	1,642
5.000% due 03/01/2043	12,500	11,344
5.800% due 03/15/2035	1,000	1,010
6.500% due 02/01/2037	2,700	2,977
6.500% due 09/01/2039	8,100	8,823
6.550% due 09/15/2040	3,800	4,171
6.950% due 01/15/2038	14,450	16,337
7.300% due 08/15/2033	25	29
7.400% due 03/15/2031	100	118
Kraft Foods Group, Inc.
5.000% due 06/04/2042	17,700	17,598
6.500% due 02/09/2040	2,500	2,948
6.875% due 01/26/2039	2,947	3,614
Magellan Midstream Partners LP
6.400% due 05/01/2037	900	1,033
Masco Corp.
5.950% due 03/15/2022	2,500	2,631
6.125% due 10/03/2016	6,000	6,668
7.750% due 08/01/2029	1,035	1,148
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	10,200	8,541
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	13,000	12,626
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	3,800	3,910
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020	8,150	8,598
Mongolian Mining Corp.
8.875% due 03/29/2017	11,615	8,856
Nakilat, Inc.
6.067% due 12/31/2033	400	426
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	11,000	10,907
NBCUniversal Media LLC
4.450% due 01/15/2043	7,500	6,958
5.950% due 04/01/2041	3,600	4,080
New Gold, Inc.
6.250% due 11/15/2022	12,180	11,906
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	10,200	7,648
Newmont Mining Corp.
4.875% due 03/15/2042	2,000	1,525

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
News America, Inc.
6.150% due 02/15/2041		$5,100	$5,637
6.650% due 11/15/2037		4,250	4,844
6.900% due 08/15/2039		2,500	2,915
Nexen, Inc.
7.500% due 07/30/2039		1,180	1,453
Noble Holding International Ltd.
6.050% due 03/01/2041		5,900	5,949
NVR, Inc.
3.950% due 09/15/2022		2,500	2,427
OGX Austria GmbH
8.375% due 04/01/2022		12,900	2,129
8.500% due 06/01/2018		7,200	1,189
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		1,000	985
ONEOK Partners LP
6.125% due 02/01/2041		7,900	8,012
6.650% due 10/01/2036		19,335	20,646
6.850% due 10/15/2037		4,298	4,674
Owens Corning
4.200% due 12/15/2022		1,400	1,369
Pacific Drilling Ltd.
7.250% due 12/01/2017		400	432
Petrobras International Finance Co.
5.375% due 01/27/2021		6,900	6,968
5.875% due 03/01/2018		3,500	3,768
6.750% due 01/27/2041		1,200	1,166
Pfizer, Inc.
7.200% due 03/15/2039		300	408
PHH Corp.
6.375% due 08/15/2021		2,000	1,945
9.250% due 03/01/2016		1,000	1,175
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,213
6.375% due 05/16/2038		600	715
Pioneer Natural Resources Co.
6.875% due 05/01/2018		3,000	3,543
7.200% due 01/15/2028		6,000	7,241
7.500% due 01/15/2020		4,800	5,893
Pride International, Inc.
6.875% due 08/15/2020		4,200	5,014
7.875% due 08/15/2040		9,600	12,985
Regency Energy Partners LP
4.500% due 11/01/2023		2,500	2,275
Repsol International Finance BV
4.250% due 02/12/2016	EUR	1,000	1,438
Reynolds American, Inc.
6.150% due 09/15/2043		$3,620	3,800
7.250% due 06/15/2037		1,380	1,601
Rock Tenn Co.
4.000% due 03/01/2023		3,400	3,302
4.900% due 03/01/2022		2,000	2,071
Rockies Express Pipeline LLC
5.625% due 04/15/2020		6,350	5,398
6.000% due 01/15/2019		9,015	7,978
6.850% due 07/15/2018		2,300	2,179
6.875% due 04/15/2040		12,340	9,255
7.500% due 07/15/2038		6,600	5,379
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		5,250	5,618
SABMiller Holdings, Inc.
4.950% due 01/15/2042		5,600	5,601
Schaeffler Finance BV
4.750% due 05/15/2021		2,750	2,681
Southern Copper Corp.
5.250% due 11/08/2042		1,800	1,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Natural Gas Co. LLC
7.350% due 02/15/2031	$1,400	$1,681
Southwestern Energy Co.
4.100% due 03/15/2022	3,420	3,428
Studio City Finance Ltd.
8.500% due 12/01/2020	6,400	7,056
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	8,950	8,001
6.100% due 02/15/2042	3,460	3,624
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	2,400	2,294
Teck Resources Ltd.
5.400% due 02/01/2043	21,370	18,739
6.000% due 08/15/2040	900	839
6.125% due 10/01/2035	1,341	1,282
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	11,345	11,706
3.992% due 02/16/2016	1,610	1,672
4.949% due 01/15/2015	1,100	1,149
6.421% due 06/20/2016	5,000	5,508
7.045% due 06/20/2036	6,400	6,824
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032	1,275	1,684
Tesco PLC
6.150% due 11/15/2037	1,300	1,460
Tesoro Logistics LP
5.875% due 10/01/2020	19,091	19,139
Texas Eastern Transmission LP
7.000% due 07/15/2032	1,000	1,200
Time Warner Cable, Inc.
4.500% due 09/15/2042	9,200	6,749
5.500% due 09/01/2041	3,000	2,468
5.875% due 11/15/2040	4,950	4,225
6.550% due 05/01/2037	2,000	1,845
6.750% due 06/15/2039	4,000	3,738
7.300% due 07/01/2038	1,200	1,197
Time Warner, Inc.
4.900% due 06/15/2042	3,700	3,473
6.200% due 03/15/2040	5,275	5,765
6.250% due 03/29/2041	16,000	17,647
6.500% due 11/15/2036	500	558
7.700% due 05/01/2032	2,190	2,765
Toll Brothers Finance Corp.
4.375% due 04/15/2023	2,600	2,399
5.875% due 02/15/2022	2,500	2,569
6.750% due 11/01/2019	2,940	3,263
Transocean, Inc.
6.500% due 11/15/2020	2,900	3,243
6.800% due 03/15/2038	11,522	12,268
7.500% due 04/15/2031	1,100	1,239
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	1,500	1,388
4.625% due 12/03/2026	9,000	8,685
6.750% due 12/03/2022	2,500	2,556
7.125% due 04/22/2025	1,002	1,099
8.000% due 04/01/2021	999	1,089
UAL Pass-Through Trust
10.400% due 05/01/2018	7,807	8,748
United Airlines Pass-Through Trust
4.300% due 02/15/2027	3,000	2,933
United Airlines, Inc.
6.750% due 09/15/2015	7,800	8,073
UnitedHealth Group, Inc.
3.950% due 10/15/2042	5,250	4,520
4.250% due 03/15/2043	5,750	5,256
4.625% due 11/15/2041	10,000	9,571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		$850	$810
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	4,200	6,318
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,250	2,464
USG Corp.
6.300% due 11/15/2016		379	403
7.875% due 03/30/2020		5,800	6,315
9.750% due 01/15/2018		1,325	1,540
Vale Overseas Ltd.
6.875% due 11/21/2036		3,900	3,974
Vale S.A.
5.625% due 09/11/2042		25,300	22,192
Verisk Analytics, Inc.
4.125% due 09/12/2022		850	842
Viacom, Inc.
5.850% due 09/01/2043		5,000	5,107
Walter Energy, Inc.
8.500% due 04/15/2021		10,150	8,526
9.875% due 12/15/2020		7,200	6,318
WellPoint, Inc.
4.625% due 05/15/2042		8,000	7,343
4.650% due 01/15/2043		12,492	11,503
Western Gas Partners LP
4.000% due 07/01/2022		4,000	3,891
Whirlpool Corp.
4.700% due 06/01/2022		5,895	6,178
5.150% due 03/01/2043		19,300	18,570
Whiting Petroleum Corp.
5.750% due 03/15/2021		10,675	10,995
Williams Cos., Inc.
7.875% due 09/01/2021		458	547
8.750% due 03/15/2032		2,416	2,951
Williams Partners LP
6.300% due 04/15/2040		2,000	2,115
Wynn Las Vegas LLC
4.250% due 05/30/2023		9,200	8,453
5.375% due 03/15/2022		8,200	8,282
Yellowstone Energy LP
5.750% due 12/31/2026		1,900	1,811

			1,735,688

UTILITIES 12.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,500	5,624
8.700% due 08/07/2018		6,650	8,063
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		15,277	14,826
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,874
Appalachian Power Co.
6.375% due 04/01/2036		7,850	8,842
6.700% due 08/15/2037		2,300	2,689
7.000% due 04/01/2038		500	604
AT&T, Inc.
4.300% due 12/15/2042		11,713	9,788
4.350% due 06/15/2045		15,174	12,572
6.500% due 09/01/2037		500	554
6.550% due 02/15/2039		36,783	41,011
BellSouth Corp.
6.875% due 10/15/2031		2,390	2,676
British Telecommunications PLC
9.625% due 12/15/2030		1,300	1,930
Bruce Mansfield Unit
6.850% due 06/01/2034		3,759	3,974

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	129

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	$850	$905
Cleco Power LLC
6.000% due 12/01/2040	6,100	6,666
Dominion Resources, Inc.
4.050% due 09/15/2042	10,000	8,640
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	3,950	4,098
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	2,700	3,007
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	22,200	22,699
10.000% due 12/01/2020	7,550	7,965
Exelon Generation Co. LLC
5.600% due 06/15/2042	6,058	5,809
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	20,000	20,003
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,000	1,850
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	8,300	8,923
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	400	417
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	265
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,259
MarkWest Energy Partners LP
4.500% due 07/15/2023	15,300	14,497
6.250% due 06/15/2022	5,995	6,340
MetroPCS Wireless, Inc.
6.625% due 04/01/2023	11,500	11,572
Narragansett Electric Co.
4.170% due 12/10/2042	5,300	4,742
NGPL PipeCo LLC
7.119% due 12/15/2017	11,040	9,798
7.768% due 12/15/2037	36,580	30,361
9.625% due 06/01/2019	13,071	12,221
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	5,600	4,966
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	850
6.604% due 02/03/2021	8,400	9,114
Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,235
8.250% due 10/15/2038	2,950	4,203
Orange S.A.
8.750% due 03/01/2031	600	800
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,800	1,865
Plains All American Pipeline LP
4.300% due 01/31/2043	3,050	2,682
5.150% due 06/01/2042	15,200	15,204
Progress Energy, Inc.
7.750% due 03/01/2031	600	772
PSEG Power LLC
8.625% due 04/15/2031	1,500	2,055
Public Service Co. of Oklahoma
6.625% due 11/15/2037	400	475
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027	5,950	6,760
6.750% due 09/30/2019	2,500	2,931
Rosneft Finance S.A.
7.250% due 02/02/2020	10,700	12,131
7.500% due 07/18/2016	2,500	2,803
7.875% due 03/13/2018	14,150	16,379

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		$28,000	$25,690
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,257
Sprint Communications, Inc.
6.000% due 11/15/2022		900	833
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043		9,500	8,644
Talent Yield Investments Ltd.
4.500% due 04/25/2022		645	645
Targa Resources Partners LP
4.250% due 11/15/2023		8,000	7,280
5.250% due 05/01/2023		12,087	11,906
6.375% due 08/01/2022		3,375	3,527
6.875% due 02/01/2021		7,450	7,990
Telecom Italia Capital S.A.
5.250% due 11/15/2013		1,000	1,005
7.200% due 07/18/2036		5,000	4,670
7.721% due 06/04/2038		2,801	2,710
Telecom Italia SpA
7.375% due 12/15/2017	GBP	1,500	2,646
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	30,000	305
1.470% due 10/28/2013		20,000	203
1.500% due 05/30/2014		68,000	688
1.850% due 07/28/2014		68,000	689
4.500% due 03/24/2014	EUR	2,300	3,125
4.750% due 02/28/2014	JPY	30,000	308
Toledo Edison Co.
6.150% due 05/15/2037		$405	442
Verizon Communications, Inc.
3.850% due 11/01/2042		16,675	13,218
6.000% due 04/01/2041		2,700	2,851
6.400% due 09/15/2033		47,700	53,120
6.550% due 09/15/2043		135,100	153,033
7.350% due 04/01/2039		250	306
VimpelCom Holdings BV
5.950% due 02/13/2023		8,000	7,605

			707,985

Total Corporate Bonds & Notes (Cost $3,643,195)			3,582,143

MUNICIPAL BONDS & NOTES 5.2%

CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		6,600	7,975
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		9,100	11,151
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,478
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		13,600	17,129
7.350% due 11/01/2039		1,700	2,151
7.500% due 04/01/2034		165	210
7.550% due 04/01/2039		8,195	10,674
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,300	6,986
7.950% due 03/01/2036		9,300	10,777
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		2,600	2,875
7.804% due 03/01/2035		2,600	3,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	$700	$742
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	5,200	5,963
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	500	595
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	6,400	7,920
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	5,786
7.618% due 08/01/2040	4,500	5,298
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,199
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	7,617
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	1,941
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	652
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	3,000	3,260
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,698
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	328
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,772
6.583% due 05/15/2049	400	470
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	300	330
6.296% due 05/15/2050	200	218
6.548% due 05/15/2048	5,050	5,929
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,690
4.250% due 09/01/2028	2,450	2,215
5.000% due 09/01/2031	325	314
5.000% due 09/01/2034	1,000	956

		135,305

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,368

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	10,384

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,169

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	$800	$953
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,252

		3,205

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,598

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	523
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	3,035
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	974
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2033	10,000	3,368

		7,900

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	525
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	3,725
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,300	4,656
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,547
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,200	2,298
5.882% due 06/15/2044	3,000	3,390
6.011% due 06/15/2042	6,300	7,257
6.124% due 06/15/2042	700	746
6.491% due 06/15/2042	400	438
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	5,100	5,266
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	833

		43,681

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,503

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	2,609

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	$600	$610
6.270% due 02/15/2050	6,495	6,693
7.834% due 02/15/2041	4,990	6,258
8.084% due 02/15/2050	1,000	1,298

		17,468

PENNSYLVANIA 0.3%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,027
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,750	3,064
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	1,794

		16,885

TENNESSEE 0.1%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	6,260	6,697

TEXAS 0.6%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	8,500	9,600
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,000	1,092
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	5,250
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041	1,500	1,574
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	8,433
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	8,400	9,234

		35,183

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,223

Total Municipal Bonds & Notes (Cost $270,852)		290,569

U.S. TREASURY OBLIGATIONS 28.8%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)(g)	363,000	300,893
2.750% due 11/15/2042 (g)(i)	201,300	166,607
2.875% due 05/15/2043 (e)	2,260	1,918
3.125% due 02/15/2042 (g)(i)	13,600	12,243
3.125% due 02/15/2043 (e)(g)	302,250	270,797
3.750% due 08/15/2041 (e)(g)(i)	209,050	212,463
U.S. Treasury Notes
1.625% due 11/15/2022 (i)	209,200	193,788
1.750% due 05/15/2023 (e)	139,900	129,697
2.000% due 02/15/2023 (g)(i)	99,100	94,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 08/15/2023 (e)(g)(i)		$230,100	$227,889

Total U.S. Treasury Obligations (Cost $1,731,993)			1,610,730

MORTGAGE-BACKED SECURITIES 1.2%
Banc of America Funding Corp.
5.750% due 03/25/2036		1,483	1,468
Banc of America Large Loan Trust
2.482% due 11/15/2015		10,867	10,889
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.358% due 09/10/2047		1,720	1,842
BCAP LLC Trust
0.330% due 05/26/2037		1,062	1,044
Bear Stearns Adjustable Rate Mortgage Trust
2.768% due 11/25/2034		3,262	3,221
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	7,009
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	3,819	4,732
Chase Mortgage Finance Trust
5.239% due 12/25/2037		$935	887
Citigroup Mortgage Loan Trust, Inc.
0.419% due 11/25/2036		2,736	2,232
2.510% due 10/25/2035		1,712	1,665
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,868
Countrywide Alternative Loan Trust
0.509% due 09/25/2035		1,643	1,237
0.559% due 08/25/2036		370	367
Deutsche ALT-A Securities, Inc.
0.319% due 07/25/2047		592	490
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	2,043
GSMPS Mortgage Loan Trust
0.529% due 03/25/2035		765	654
GSR Mortgage Loan Trust
2.834% due 04/25/2035		1,803	1,772
HomeBanc Mortgage Trust
0.449% due 10/25/2035		771	657
Homestar Mortgage Acceptance Corp.
0.629% due 07/25/2034		150	148
Impac CMB Trust
0.819% due 10/25/2033		10	10
IndyMac Mortgage Loan Trust
0.479% due 07/25/2035		887	743
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,045	3,370
Merrill Lynch Floating Trust
0.720% due 07/09/2021		800	789
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,553
Nomura Asset Acceptance Corp.
0.749% due 02/25/2035		1,800	1,467
2.954% due 08/25/2035		1,450	1,372
Residential Accredit Loans, Inc. Trust
3.076% due 03/25/2035 ^		1,458	1,173
3.246% due 02/25/2035		2,178	1,728
5.750% due 01/25/2034		5,198	5,367
Residential Funding Mortgage Securities, Inc. Trust
3.354% due 02/25/2036 ^		1,222	1,060
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	910
WaMu Mortgage Pass-Through Certificates
0.628% due 07/25/2044		1,026	942
1.946% due 11/25/2041		559	516

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	131

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035	$2,302	$2,289

Total Mortgage-Backed Securities (Cost $62,212)		68,514

ASSET-BACKED SECURITIES 1.5%
Access Group, Inc.
1.566% due 10/27/2025	658	662
ACE Securities Corp. Home Equity Loan Trust
0.974% due 01/25/2035	1,738	1,557
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	57	58
7.001% due 09/20/2022	36,700	37,049
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.569% due 03/25/2036	1,280	1,012
0.649% due 10/25/2035	1,000	907
0.659% due 04/25/2035	1,000	940
1.049% due 07/25/2034	889	812
1.229% due 11/25/2034	2,613	2,415
Asset-Backed Securities Corp. Home Equity Loan Trust
0.819% due 07/25/2035	2,000	1,763
Bayview Financial Acquisition Trust
6.101% due 05/28/2037	152	153
Bear Stearns Asset-Backed Securities Trust
0.729% due 10/25/2034	222	223
0.919% due 01/25/2034	12	11
Countrywide Asset-Backed Certificates
0.529% due 04/25/2036	5,900	5,557
0.899% due 07/25/2034	2,000	1,783
0.929% due 03/25/2034	1,600	1,499
First Franklin Mortgage Loan Trust
0.659% due 05/25/2035	1,000	891
First NLC Trust
0.884% due 12/25/2035	2,245	2,085
GSAMP Trust
1.049% due 11/25/2034	1,200	1,081
Home Equity Asset Trust
1.229% due 07/25/2035	2,200	1,969
IXIS Real Estate Capital Trust
0.959% due 06/25/2035	1,866	1,813
Lehman XS Trust
0.579% due 10/25/2035	928	890
Merrill Lynch Mortgage Investors Trust
0.399% due 08/25/2036	1,000	889
Morgan Stanley ABS Capital, Inc.
0.499% due 11/25/2035	2,777	2,700
Morgan Stanley Home Equity Loan Trust
0.649% due 08/25/2035	1,045	936
New Century Home Equity Loan Trust
0.689% due 07/25/2035	2,200	1,778
Option One Mortgage Loan Trust Asset-Backed Certificates
0.759% due 02/25/2032	1,176	1,120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.679% due 07/25/2035		$3,000	$2,809
RAAC Series
0.559% due 10/25/2046		233	182
0.659% due 03/25/2037		3,600	3,256
Residential Asset Securities Corp. Trust
0.579% due 12/25/2035		1,300	1,135
0.619% due 11/25/2035		200	166
Salomon Brothers Mortgage Securities, Inc.
1.079% due 11/25/2033		46	43
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,466

Total Asset-Backed Securities (Cost $80,242)			82,610

SOVEREIGN ISSUES 2.4%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	16,600	28,456
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	10,900	15,134
4.305% due 03/06/2014		1,500	2,057
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$5,000	5,028
Brazil Government International Bond
5.625% due 01/07/2041		5,000	5,013
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	969	438
10.000% due 01/01/2017		7,799	3,409
10.000% due 01/01/2021		144	60
10.000% due 01/01/2023		144	59
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018	EUR	38,486	52,672
Junta de Castilla y Leon
6.270% due 02/19/2018		3,200	4,782
6.505% due 03/01/2019		3,500	5,293
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,510
Russia Government International Bond
5.625% due 04/04/2042		3,000	3,083
Spain Government International Bond
3.750% due 10/31/2018	EUR	3,900	5,423

Total Sovereign Issues (Cost $133,985)			134,417

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		26,550	1,426

Total Convertible Preferred Securities (Cost $1,328)			1,426

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	110,000	$2,715

Total Preferred Securities (Cost $2,750)		2,715

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.7%

CERTIFICATES OF DEPOSIT 0.2%
Itau Unibanco Holding S.A.
0.000% due 03/03/2014	$10,000	9,936

COMMERCIAL PAPER 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	10,000	9,983
Santander S.A.
2.690% due 10/01/2013	3,000	3,000

		12,983

REPURCHASE AGREEMENTS (d) 0.2%

		8,935

U.S. TREASURY BILLS 0.1%
0.062% due 12/26/2013 - 05/29/2014 (b)(i)	4,045	4,045

Total Short-Term Instruments (Cost $35,905)		35,899

Total Investments in Securities (Cost $6,093,146)		5,940,818

	SHARES
INVESTMENTS IN AFFILIATES 2.9%

SHORT-TERM INSTRUMENTS 2.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio	16,257,715	162,691

Total Short-Term Instruments (Cost $162,691)		162,691

Total Investments in Affiliates (Cost $162,691)		162,691

Total Investments 109.1% (Cost $6,255,837)		$6,103,509

Financial Derivative Instruments (f)(h) (0.1%) (Cost or Premiums, net $(15,160))		(16,311)

Other Assets and Liabilities, net (9.0%)		(491,778)

Net Assets 100.0%		$5,595,420

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$5,000	U.S. Treasury Notes 0.250% due 09/30/2015	$(5,102)	$5,000	$5,000
SSB	0.000%	09/30/2013	10/01/2013	3,935	Fannie Mae 2.200% due 10/17/2022	(4,018)	3,935	3,935

Total Repurchase Agreements						$(9,120)	$8,935	$8,935

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.060%	09/26/2013	10/03/2013	$(38,361)	$(38,362)
	0.090%	09/18/2013	10/02/2013	(67,356)	(67,358)
	0.090%	09/18/2013	10/10/2013	(80,750)	(80,753)
	0.100%	09/19/2013	10/03/2013	(37,820)	(37,822)
BRC	(1.250%)	07/23/2013	07/22/2015	(1,333)	(1,330)
BSN	0.090%	10/01/2013	10/18/2013	(27,232)	(27,232)
	0.100%	09/04/2013	10/04/2013	(18,859)	(18,860)
GRE	0.050%	09/25/2013	10/02/2013	(62,588)	(62,588)
	0.080%	09/23/2013	10/07/2013	(2,583)	(2,583)
JPS	0.080%	09/20/2013	10/11/2013	(13,000)	(13,000)
	0.110%	09/23/2013	10/01/2013	(8,520)	(8,520)
SBI	(4.750%)	09/25/2013	09/24/2015	(1,004)	(1,003)

Total Reverse Repurchase Agreements					$(359,411)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	09/19/2013	10/08/2013	$(28,151)	$(28,163)
	0.120%	09/26/2013	10/09/2013	(45,927)	(45,947)
TDM	0.000%	09/27/2013	10/09/2013	(7,260)	(7,263)

Total Sale-Buyback Transactions					$(81,373)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $584,187 at a weighted average interest rate of 0.099%.
(3)	Payable for sale-buyback transactions includes $31 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $445,739 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(224,294)	$0	$0	$(224,294)	$223,512	$(782)
BOS	5,000	0	0	0	5,000	(5,102)	(102)
BRC	0	(1,330)	0	0	(1,330)	1,251	(79)
BSN	0	(46,092)	0	0	(46,092)	45,856	(236)
GRE	0	(65,171)	0	0	(65,171)	64,990	(181)
JPS	0	(21,521)	0	0	(21,521)	21,343	(178)
SBI	0	(1,003)	0	0	(1,003)	1,031	28
SSB	3,935	0	0	0	3,935	(4,018)	(83)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	133

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Master Securities Forward Transactions Agreement
BCY	$0	$0	$(74,110)	$0	$(74,110)	$73,607	$(503)
BPG	0	0	0	0	0	(7)	(7)
TDM	0	0	(7,263)	0	(7,263)	7,182	(81)

Total Borrowings and Other Financing Transactions	$8,935	$(359,411)	$(81,373)	$0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2015	331	$126	$51	$(11)
3-Month Euribor March Futures	Long	03/2015	250	4	4	(1)
3-Month Euribor September Futures	Long	09/2015	290	145	39	(10)
90-Day Eurodollar December Futures	Long	12/2014	369	26	14	0
90-Day Eurodollar June Futures	Long	06/2015	284	49	18	0
90-Day Eurodollar March Futures	Long	03/2015	6,874	284	297	(3)
90-Day Eurodollar September Futures	Long	09/2014	824	163	10	0
Euro-Bund 10-Year Bond December Futures	Long	12/2013	33	109	28	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	1,648	3,335	77	0

Total Futures Contracts				$4,241	$538	$(25)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
iTraxx Europe 18 Index	(1.000%	)	12/20/2017	EUR	18,900	$(171)	$(310)	$47	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-18 10-Year Index	1.000%	06/20/2022	$46,700	$(547)	$297	$0	$(48)
CDX.IG-19 10-Year Index	1.000%	12/20/2022	231,700	(3,566)	2,334	0	(141)
CDX.IG-21 5-Year Index	1.000%	12/20/2018	1,624,000	14,951	(1,206)	16	(761)

				$10,838	$1,425	$16	$(950)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$	72,100	$(364)	$(109)	$1	$0
Pay	3-Month USD-LIBOR	1.500%	09/16/2016		14,000	22	47	3	0
Pay	3-Month USD-LIBOR	0.950%	05/01/2018		24,900	(418)	(468)	12	0
Pay	3-Month USD-LIBOR	1.500%	12/18/2018		53,000	(461)	229	25	0
Pay	3-Month USD-LIBOR	2.000%	12/18/2018		52,500	825	317	26	0
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		186,700	10,756	11,233	0	(113)
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		79,500	4,938	5,153	0	(48)
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		122,000	(16,418)	(17,218)	0	(16)
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		48,900	(6,999)	(7,332)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	5,900	(114)	(115)	23	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		45,400	(443)	(869)	201	0
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024	EUR	58,400	(202)	(988)	0	(299)
Receive	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	5,900	(123)	(144)	0	(13)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,520,000	(1,077)	(1,405)	0	(79)
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		154,000	36	(53)	0	(7)

						$(10,042)	$(11,722)	$291	$(581)

Total Swap Agreements						$625	$(10,607)	$354	$(1,531)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $42,065 and cash of $5,473 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$538	$354	$892	$0	$(25)	$(1,531)	$(1,556)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	78,053		$	104,486	$0	$(1,108)
	10/2013		GBP	43,047			66,852	0	(2,837)
	10/2013		JPY	265,522			2,685	0	(16)
	10/2013	$		9,917		RUB	322,903	40	0

BRC	10/2013		EUR	12,282	$		16,298	0	(318)
	10/2013	$		102,474		GBP	63,839	875	0
	11/2013		GBP	63,839	$		102,449	0	(873)
	11/2013	$		1,959		EUR	1,453	7	0

CBK	10/2013		AUD	35,071	$		31,438	0	(1,280)
	10/2013		GBP	20,792			32,266	0	(1,394)
	10/2013		JPY	87,200			875	0	(13)

FBF	10/2013		EUR	6,381			8,491	0	(142)
	11/2013	$		9,795		BRL	22,743	386	0

GLM	10/2013		EUR	4,881	$		6,522	0	(81)
	10/2013		JPY	95,300			958	0	(11)
	11/2013		NOK	825			139	2	0
	12/2013		MXN	107,551			8,165	0	(1)

HUS	10/2013		EUR	24,644			32,690	0	(650)
	11/2013		AUD	34,040			31,695	8	0

JPM	10/2013	$		9,400		EUR	7,063	155	0
	10/2013		ZAR	28,582	$		2,851	7	0
	11/2013		EUR	453			611	0	(2)
	04/2016		CNY	4,214			622	0	(48)
	04/2016	$		710		CNY	4,214	0	(41)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	135

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MSC	10/2013		RUB	320,100	$		9,810	$0	$(61)
	10/2013	$		160,747		EUR	119,178	483	0
	11/2013		EUR	119,178	$		160,757	0	(486)

Total Forward Foreign Currency Contracts								$1,963	$(9,362)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	$	15,800	$677	$551
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		26,600	2,108	3,845

Total Purchased Options								$2,785	$4,396

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	36,600	$(68)	$(39)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		36,600	(81)	(45)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		10,300	(20)	(11)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,300	(23)	(13)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$	60,400	(740)	(577)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	21,800	(39)	(23)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		21,800	(44)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	111,600	(2,098)	(3,890)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	2,400	(15)	(18)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,200	(23)	(12)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,200	(23)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	159,400	(590)	(76)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		67,000	(204)	(453)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		85,400	(463)	(41)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		144,700	(608)	(69)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	5,800	(42)	(43)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	45,000	(87)	(47)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		45,000	(87)	(55)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		15,200	(15)	(4)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		15,200	(25)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	5,500	(40)	(41)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$	47,000	(321)	(220)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		47,000	(497)	(221)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		80,200	(449)	(38)

								$(6,602)	$(5,979)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	85,900	$(76)	$(61)
	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		38,400	(60)	(55)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		105,900	(273)	(98)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		28,800	(63)	(17)

BPS	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		42,700	(113)	(39)

CBK	Put - OTC CDX.IG-20 5-Year Index	Sell	0.900%	12/18/2013		13,400	(21)	(19)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		28,500	(94)	(26)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		68,500	(227)	(63)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		28,800	(57)	(16)

							$(984)	$(394)

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	10,900	$(94)	$(14)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		7,000	(90)	(8)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		3,000	(29)	(4)

							$(213)	$(26)

Total Written Options							$(7,799)	$(6,399)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP		Premiums
Balance at 03/31/2013	100	$1,135,900	EUR 451,300	GBP	0	$(7,045)
Sales	1,650	1,605,200	30,400		13,700	(8,554)
Closing Buys	(50)	(329,600)	(34,500)		0	1,412
Expirations	(825)	(503,400)	(167,000)		0	4,052
Exercised	(875)	(643,600)	0		0	2,336

Balance at 09/30/2013	0	$1,264,500	EUR 280,200	GBP	13,700	$(7,799)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.269%	$	2,000	$14	$12	$26	$0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		4,900	(41)	40	0	(1)
	Caterpillar, Inc.	1.000%	03/20/2016	0.285%		3,200	44	13	57	0
	China Government International Bond	1.000%	09/20/2017	0.634%		5,000	(49)	122	73	0
	Ford Motor Co.	5.000%	09/20/2017	1.034%		18,175	1,443	1,381	2,824	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		2,500	(61)	49	0	(12)
	KB Home	5.000%	09/20/2018	3.428%		4,800	264	83	347	0
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		1,950	(107)	281	174	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.285%		1,500	(7)	31	24	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.499%		7,200	(299)	390	91	0
	Prudential Financial, Inc.	1.000%	12/20/2017	0.890%		2,100	(58)	68	10	0
	Russia Government International Bond	1.000%	09/20/2018	1.709%		1,100	(50)	14	0	(36)
	Sony Corp.	1.000%	03/20/2018	1.306%	JPY	30,000	(44)	40	0	(4)
	Telefonica Emisiones, S.A.U.	1.000%	06/20/2018	2.156%	EUR	3,500	(291)	50	0	(241)
	Tokyo Electric Power Co., Inc.	1.000%	12/20/2013	2.647%	JPY	10,000	(6)	5	0	(1)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		60,000	(60)	56	0	(4)
	Toyota Motor Corp.	1.000%	03/20/2015	0.138%	$	3,300	8	35	43	0

BPS	Anheuser-Busch InBev Worldwide, Inc.	1.000%	09/20/2017	0.371%	EUR	1,800	7	54	61	0
	Barrick Gold Corp.	1.000%	06/20/2018	2.420%	$	6,450	(233)	(168)	0	(401)
	Brazil Government International Bond	1.000%	09/20/2017	1.491%		1,100	(28)	7	0	(21)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.614%		5,900	(164)	2	0	(162)
	Lafarge S.A.	1.000%	12/20/2018	2.603%	EUR	3,200	(302)	(29)	0	(331)
	Masco Corp.	5.000%	09/20/2017	1.306%	$	2,500	233	127	360	0
	Petrobras International Finance Co.	1.000%	06/20/2015	1.674%		800	(5)	(4)	0	(9)
	Petrobras International Finance Co.	1.000%	06/20/2018	2.608%		10,400	(523)	(205)	0	(728)

BRC	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.189%	EUR	1,500	(15)	52	37	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.186%	$	7,000	(41)	170	129	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.613%		55,900	(866)	1,781	915	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.267%	EUR	600	(90)	101	11	0
	D.R. Horton, Inc.	1.000%	09/20/2018	2.012%	$	3,000	(196)	55	0	(141)
	Dell, Inc.	1.000%	12/20/2017	3.198%		2,875	(222)	(26)	0	(248)
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.187%		1,400	(7)	30	23	0
	Italy Government International Bond	1.000%	12/20/2018	2.634%		5,600	(367)	(61)	0	(428)
	KB Home	5.000%	09/20/2018	3.428%		2,750	147	52	199	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		3,400	(43)	70	27	0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		2,800	(30)	53	23	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		22,450	96	(160)	0	(64)
	Petrobras International Finance Co.	1.000%	06/20/2018	2.608%		14,000	(635)	(346)	0	(981)
	Pioneer Natural Resources Co.	1.000%	09/20/2017	0.569%		4,600	(235)	314	79	0
	Prudential Financial, Inc.	1.000%	12/20/2017	0.890%		22,900	(613)	724	111	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	137

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Rio Tinto Finance USA Ltd.	1.000%	09/20/2015	0.434%	$	3,800	$(7)	$51	$44	$0
	Shell International Finance BV	1.000%	09/20/2015	0.150%		12,200	141	69	210	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	20,000	(22)	18	0	(4)
	Sony Corp.	1.000%	03/20/2018	1.306%		30,000	(46)	42	0	(4)
	Statoil ASA	1.000%	06/20/2016	0.198%	$	3,200	62	9	71	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.138%		1,200	6	10	16	0
	UPC Holding BV	5.000%	09/20/2017	3.310%	EUR	5,000	(318)	751	433	0

CBK	Brazil Government International Bond	1.000%	03/20/2016	1.120%	$	8,300	(57)	35	0	(22)
	D.R. Horton, Inc.	1.000%	09/20/2018	2.012%		5,200	(331)	87	0	(244)
	E.ON International Finance BV	1.000%	03/20/2017	0.590%		4,200	18	42	60	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.197%		500	(3)	12	9	0
	Forest Oil Corp.	5.000%	06/20/2015	1.708%		5,000	135	153	288	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		1,000	(22)	17	0	(5)
	Italy Government International Bond	1.000%	12/20/2018	2.634%		18,400	(1,313)	(89)	0	(1,402)
	KB Home	5.000%	09/20/2018	3.428%		2,000	98	47	145	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		4,450	20	(33)	0	(13)
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		500	(40)	85	45	0
	Russia Government International Bond	1.000%	09/20/2018	1.709%		1,300	(57)	14	0	(43)
	Spain Government International Bond	1.000%	12/20/2018	2.241%		7,500	(442)	2	0	(440)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%	JPY	40,000	(28)	25	0	(3)
	Total Capital S.A.	1.000%	09/20/2015	0.150%	$	700	10	2	12	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.359%		2,000	(5)	40	35	0

DUB	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.189%	EUR	700	(7)	24	17	0
	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.288%	$	5,200	(26)	101	75	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.351%		100	0	1	1	0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		3,200	(20)	19	0	(1)
	Brazil Government International Bond	1.000%	06/20/2017	1.440%		200	(2)	(2)	0	(4)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		15,000	(208)	(229)	0	(437)
	China Government International Bond	1.000%	09/20/2017	0.634%		15,100	(133)	354	221	0
	Comcast Corp.	1.000%	12/20/2015	0.126%		1,500	(1)	31	30	0
	Danone S.A.	1.000%	03/20/2016	0.210%		1,800	29	7	36	0
	DISH DBS Corp.	5.000%	09/20/2017	2.024%		1,000	84	30	114	0
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.187%		2,200	(13)	49	36	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		4,000	(40)	72	32	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		8,300	(116)	128	12	0
	Pacific Gas & Electric Co.	1.000%	06/20/2021	1.072%		2,000	(88)	79	0	(9)
	Petrobras International Finance Co.	1.000%	06/20/2015	1.674%		19,600	(54)	(166)	0	(220)
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.285%		5,000	(4)	85	81	0
	Shell International Finance BV	1.000%	09/20/2015	0.150%		5,200	60	30	90	0
	Sony Corp.	1.000%	03/20/2018	1.306%	JPY	30,000	(46)	42	0	(4)
	UPC Holding BV	5.000%	06/20/2016	2.167%	EUR	3,000	(5)	317	312	0
	Whirlpool Corp.	1.000%	03/20/2018	0.785%	$	1,000	(13)	22	9	0

FBF	Anadarko Petroleum Corp.	1.000%	03/20/2018	0.688%		4,000	(77)	132	55	0
	AT&T, Inc.	1.000%	03/20/2023	1.351%		13,400	(360)	(19)	0	(379)
	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.288%		700	(4)	14	10	0
	BHP Billiton Finance USA Ltd.	1.000%	12/20/2015	0.310%		100	1	1	2	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		10,000	(91)	106	15	0
	Encana Corp.	1.000%	03/20/2017	0.754%		3,000	(115)	141	26	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	3.029%	EUR	4,500	356	150	506	0
	H.J. Heinz Co.	1.000%	03/20/2018	1.195%	$	800	(24)	17	0	(7)
	MGM Resorts International	5.000%	03/20/2018	2.635%		7,600	59	708	767	0
	Rogers Communications, Inc.	1.000%	06/20/2016	0.319%		1,300	9	16	25	0
	Shell International Finance BV	1.000%	12/20/2015	0.159%		2,900	49	6	55	0
	SLM Corp.	5.000%	09/20/2017	2.685%		1,500	115	16	131	0
	Whirlpool Corp.	1.000%	09/20/2017	0.647%		5,000	(187)	257	70	0

GST	AES Corp.	5.000%	09/20/2016	1.269%		1,600	64	113	177	0
	Anheuser-Busch InBev Worldwide, Inc.	1.000%	12/20/2015	0.189%	EUR	600	(8)	22	14	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.351%	$	200	0	3	3	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.385%		300	3	2	5	0
	Canadian Natural Resources Ltd.	1.000%	12/20/2015	0.227%		2,400	7	35	42	0
	DISH DBS Corp.	5.000%	09/20/2017	2.024%		2,000	180	49	229	0
	El Paso LLC	5.000%	09/20/2014	0.442%		1,100	(85)	136	51	0
	Forest Oil Corp.	5.000%	06/20/2018	4.563%		10,000	(362)	559	197	0
	KB Home	5.000%	09/20/2018	3.428%		1,000	50	22	72	0
	Masco Corp.	5.000%	09/20/2017	1.306%		5,000	470	251	721	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		4,700	19	(33)	0	(14)
	MGM Resorts International	5.000%	03/20/2018	2.635%		19,400	242	1,714	1,956	0

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	NRG Energy, Inc.	5.000%	03/20/2017	2.279%	$	5,500	$(391)	$900	$509	$0
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		4,800	(329)	757	428	0
	NRG Energy, Inc.	5.000%	03/20/2019	3.918%		800	(68)	111	43	0
	Petrobras International Finance Co.	1.000%	06/20/2018	2.608%		5,000	(207)	(143)	0	(350)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		700	(40)	27	0	(13)
	SLM Corp.	5.000%	09/20/2017	2.685%		2,000	153	22	175	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	40,000	(44)	36	0	(8)
	Sony Corp.	1.000%	03/20/2018	1.306%		10,000	(14)	13	0	(1)
	Spain Government International Bond	1.000%	12/20/2018	2.241%	$	2,400	(135)	(6)	0	(141)
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.733%		6,500	(3)	44	41	0
	Tokyo Electric Power Co., Inc.	1.000%	12/20/2013	2.647%	JPY	30,000	(25)	24	0	(1)

HUS	Brazil Government International Bond	1.000%	09/20/2015	0.985%	$	100	(1)	1	0	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		7,700	(47)	27	0	(20)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		13,000	(77)	(302)	0	(379)
	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.208%		2,400	(8)	46	38	0
	E.ON International Finance BV	1.000%	03/20/2016	0.432%		900	10	3	13	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		3,600	(12)	40	28	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		4,900	26	(40)	0	(14)
	Petrobras International Finance Co.	1.000%	12/20/2013	1.039%		3,500	(11)	12	1	0
	Russia Government International Bond	1.000%	09/20/2017	1.465%		500	(28)	19	0	(9)
	Russia Government International Bond	1.000%	09/20/2018	1.709%		1,500	(69)	20	0	(50)
	Tesco PLC	1.000%	03/20/2016	0.344%		1,100	14	4	18	0
	Time Warner Cable, Inc.	1.000%	12/20/2015	0.733%		4,300	(6)	33	27	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.359%		4,600	(28)	110	82	0

JPM	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.288%		2,300	(21)	55	34	0
	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.269%		600	5	45	50	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.351%		4,200	4	64	6	0
	Brazil Government International Bond	1.000%	12/20/2014	0.756%		3,350	(30)	41	11	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		4,600	(44)	46	2	0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		2,600	(19)	19	0	0
	Brazil Government International Bond	1.000%	06/20/2018	1.656%		5,150	(15)	(135)	0	(150)
	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.208%		2,400	(8)	46	38	0
	Caterpillar, Inc.	1.000%	03/20/2016	0.285%		1,200	16	5	21	0
	Dow Chemical Co.	1.000%	06/20/2017	0.553%		3,000	(72)	122	50	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.197%		1,800	6	27	33	0
	Exelon Corp.	1.000%	06/20/2016	0.317%		10,000	(10)	199	189	0
	Forest Oil Corp.	5.000%	06/20/2017	3.743%		4,700	(106)	317	211	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		2,000	(50)	40	0	(10)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		3,300	(41)	17	0	(24)
	Masco Corp.	5.000%	09/20/2020	2.326%		7,000	993	168	1,161	0
	Mexico Government International Bond	1.000%	06/20/2016	0.744%		1,900	(1)	15	14	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		400	(4)	5	1	0
	Petrobras International Finance Co.	1.000%	03/20/2015	1.547%		7,300	(48)	(8)	0	(56)
	Russia Government International Bond	1.000%	09/20/2017	1.465%		8,400	(424)	276	0	(148)
	Shell International Finance BV	1.000%	03/20/2016	0.185%		1,100	21	1	22	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	30,000	(32)	26	0	(6)
	Sony Corp.	1.000%	12/20/2017	1.215%		160,000	(238)	224	0	(14)
	Sony Corp.	1.000%	03/20/2018	1.306%		120,000	(159)	143	0	(16)
	Total Capital S.A.	1.000%	09/20/2015	0.150%	$	1,800	25	6	31	0

MYC	AES Corp.	5.000%	09/20/2016	1.269%		2,000	113	108	221	0
	Barrick Gold Corp.	1.000%	06/20/2018	2.420%		4,000	(148)	(101)	0	(249)
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.257%		5,000	5	61	66	0
	BHP Billiton Finance USA Ltd.	1.000%	09/20/2015	0.288%		4,900	(15)	85	70	0
	Canadian Natural Resources Ltd.	1.000%	12/20/2015	0.227%		1,500	5	21	26	0
	D.R. Horton, Inc.	1.000%	09/20/2018	2.012%		10,500	(688)	195	0	(493)
	Emirate of Abu Dhabi Government International Bond	1.000%	09/20/2015	0.187%		5,000	(17)	99	82	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2015	0.197%		100	0	2	2	0
	Entergy Corp.	1.000%	03/20/2021	1.894%		2,500	(271)	124	0	(147)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	1.269%		2,000	(36)	16	0	(20)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.614%		4,000	(111)	2	0	(109)
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		2,500	(60)	48	0	(12)
	Italy Government International Bond	1.000%	12/20/2018	2.634%		4,400	(287)	(50)	0	(337)
	KB Home	5.000%	09/20/2018	3.428%		7,000	351	155	506	0
	Lafarge S.A.	1.000%	12/20/2018	2.603%	EUR	1,600	(153)	(12)	0	(165)
	Lafarge S.A.	1.000%	12/20/2020	3.249%		4,000	(693)	(49)	0	(742)
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	$	4,900	(16)	54	38	0
	Mexico Government International Bond	1.000%	03/20/2018	1.073%		12,500	56	(92)	0	(36)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	139

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	NRG Energy, Inc.	5.000%	03/20/2017	2.279%	$	100	$(7)	$16	$9	$0
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		1,200	(69)	176	107	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%		1,400	(45)	24	0	(21)
	RZD Capital Ltd.	1.000%	03/20/2016	1.364%		700	(16)	10	0	(6)
	Shell International Finance BV	1.000%	06/20/2016	0.206%		1,200	23	4	27	0
	Spain Government International Bond	1.000%	12/20/2018	2.241%		15,500	(914)	1	0	(913)
	Total Capital S.A.	1.000%	09/20/2015	0.150%		2,500	37	6	43	0
	Total Capital S.A.	1.000%	12/20/2015	0.158%		10,800	183	23	206	0

RYL	Comcast Corp.	1.000%	12/20/2015	0.126%		14,500	0	288	288	0

SOG	Statoil ASA	1.000%	06/20/2016	0.198%		3,200	61	10	71	0

UAG	Mexico Government International Bond	1.000%	06/20/2017	0.926%		6,200	(26)	46	20	0
	Teck Resources Ltd.	1.000%	03/20/2016	0.673%		8,000	(27)	95	68	0

							$(10,282)	$16,951	$18,396	$(11,727)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value (4)
								Asset	Liability
BRC	iTraxx Japan 20 5-Year Index	1.000%	12/20/2018	JPY	170,000	$5	$(3)	$2	$0
GST	MCDX-20 5-Year Index	1.000%	06/20/2018	$	95,500	(825)	(440)	0	(1,265)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,980	264	(201)	63	0

						$(556)	$(644)	$65	$(1,265)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	50,000	$(23)	$(1,275)	$0	$(1,298)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		172,600	217	(3,809)	0	(3,592)

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		61,800	211	(1,732)	0	(1,521)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	407,000	(134)	1,103	969	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		116,000	126	143	269	0

CBK	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		37,000	43	45	88	0

FBF	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,100	11	64	75	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	50,000	(2)	(1,278)	0	(1,280)

GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	6,100	66	151	217	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	160,000	(200)	(4,152)	0	(4,352)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	49,000	(1)	118	117	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		1,200	(1)	(1)	0	(2)

HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	56,500	(10)	(1,532)	0	(1,542)
	Pay	1-Year BRL-CDI	8.645%	01/02/2017		50,000	92	(1,286)	0	(1,194)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	628,200	(186)	1,682	1,496	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		32,000	29	46	75	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		178,000	374	782	1,156	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		91,000	135	103	238	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		41,800	46	29	75	0
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		125,700	(145)	(922)	0	(1,067)

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	26,000	$16	$46	$62	$0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,900	33	52	85	0

MYC	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	2,800	(3)	102	99	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MXN	74,900	(54)	(75)	0	(129)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		45,000	36	69	105	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		11,800	16	5	21	0
	Pay	28-Day MXN-TIIE	5.250%	02/22/2023		168,500	(210)	(984)	0	(1,194)

UAG	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		37,100	17	71	88	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		123,900	193	29	222	0

							$692	$(12,406)	$5,457	$(17,171)

Total Swap Agreements							$(10,146)	$3,901	$23,918	$(30,163)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $22,246 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$40	$0	$3,670	$3,710	$(3,961)	$(315)	$(5,190)	$(9,466)	$(5,756)	$5,611	$(145)
BPS	0	0	421	421	0	(39)	(3,173)	(3,212)	(2,791)	2,553	(238)
BRC	882	0	3,568	4,450	(1,192)	(24)	(1,869)	(3,085)	1,365	(1,720)	(355)
CBK	0	551	683	1,234	(2,687)	(644)	(2,171)	(5,502)	(4,268)	2,219	(2,049)
DUB	0	3,845	1,066	4,911	0	(3,962)	(675)	(4,637)	274	(380)	(106)
FBF	386	0	1,737	2,123	(142)	0	(1,666)	(1,808)	315	(410)	(95)
GLM	2	0	334	336	(93)	(555)	(4,354)	(5,002)	(4,666)	6,684	2,018
GST	0	0	4,663	4,663	0	0	(1,793)	(1,793)	2,870	(3,380)	(510)
HUS	8	0	3,246	3,254	(650)	0	(4,275)	(4,925)	(1,671)	1,560	(111)
JPM	162	0	2,146	2,308	(90)	(41)	(425)	(556)	1,752	(1,820)	(68)
MSC	483	0	0	483	(547)	0	0	(547)	(64)	87	23
MYC	0	0	1,629	1,629	0	(191)	(4,572)	(4,763)	(3,134)	1,266	(1,868)
RYL	0	0	288	288	0	(590)	0	(590)	(302)	479	177
SOG	0	0	71	71	0	0	0	0	71	0	71
UAG	0	0	396	396	0	(38)	0	(38)	358	(430)	(72)

Total Over the Counter	$1,963	$4,396	$23,918	$30,277	$(9,362)	$(6,399)	$(30,163)	$(45,924)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$538	$538
Swap Agreements	0	63	0	0	291	354

	$0	$63	$0	$0	$829	$892

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,963	$0	$1,963
Purchased Options	0	0	0	0	4,396	4,396
Swap Agreements	0	18,461	0	0	5,457	23,918

	$0	$18,461	$0	$1,963	$9,853	$30,277

	$0	$18,524	$0	$1,963	$10,682	$31,169

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	141

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25
Swap Agreements	0	950	0	0	581	1,531

	$0	$950	$0	$0	$606	$1,556

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,362	$0	$9,362
Written Options	0	394	0	0	6,005	6,399
Swap Agreements	0	12,992	0	0	17,171	30,163

	$0	$13,386	$0	$9,362	$23,176	$45,924

	$0	$14,336	$0	$9,362	$23,782	$47,480

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$266	$266
Futures	0	0	0	0	(2,725)	(2,725)
Swap Agreements	0	13,755	0	0	5,313	19,068

	$0	$13,755	$0	$0	$2,854	$16,609

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,044	$0	$2,044
Written Options	0	0	0	79	2,963	3,042
Swap Agreements	0	11,378	0	0	(15,234)	(3,856)

	$0	$11,378	$0	$2,123	$(12,271)	$1,230

	$0	$25,133	$0	$2,123	$(9,417)	$17,839

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(16)	$(16)
Futures	0	0	0	0	3,676	3,676
Swap Agreements	0	(3,129)	0	0	(10,785)	(13,914)

	$0	$(3,129)	$0	$0	$(7,125)	$(10,254)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,801)	$0	$(17,801)
Purchased Options	0	0	0	0	1,462	1,462
Written Options	0	589	0	(104)	(1,061)	(576)
Swap Agreements	0	(3,103)	0	0	(14,367)	(17,470)

	$0	$(2,514)	$0	$(17,905)	$(13,966)	$(34,385)

	$0	$(5,643)	$0	$(17,905)	$(21,091)	$(44,639)

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$131,795	$0	$131,795
Corporate Bonds & Notes
Banking & Finance	0	1,135,999	2,471	1,138,470
Industrials	0	1,683,316	52,372	1,735,688
Utilities	0	707,985	0	707,985
Municipal Bonds & Notes
California	0	135,305	0	135,305
Florida	0	4,368	0	4,368
Georgia	0	10,384	0	10,384
Illinois	0	2,169	0	2,169
Indiana	0	3,205	0	3,205
Iowa	0	3,598	0	3,598
New Jersey	0	7,900	0	7,900
New York	0	43,681	0	43,681
North Carolina	0	2,503	0	2,503
Ohio	0	17,468	0	17,468
Pennsylvania	0	16,885	0	16,885
Tennessee	0	6,697	0	6,697
Texas	0	35,183	0	35,183
Washington	0	1,223	0	1,223
U.S. Treasury Obligations	0	1,610,730	0	1,610,730
Mortgage-Backed Securities	0	68,514	0	68,514
Asset-Backed Securities	0	43,038	39,572	82,610
Sovereign Issues	0	134,417	0	134,417
Convertible Preferred Securities
Utilities	1,426	0	0	1,426
Preferred Securities
Banking & Finance	2,715	0	0	2,715

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short-Term Instruments
Certificates of Deposit	$0	$9,936	$0	$9,936
Commercial Paper	0	12,983	0	12,983
Repurchase Agreements	0	8,935	0	8,935
U.S. Treasury Bills	0	4,045	0	4,045
	$4,141	$5,842,262	$94,415	$5,940,818

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$162,691	$0	$0	$162,691

Total Investments	$166,832	$5,842,262	$94,415	$6,103,509

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	538	354	0	892
Over the counter	0	30,277	0	30,277
	$538	$30,631	$0	$31,169

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	(1,531)	0	(1,556)
Over the counter	0	(45,898)	(26)	(45,924)
	$(25)	$(47,429)	$(26)	$(47,480)

Totals	$167,345	$5,825,464	$94,389	$6,087,198

Assets and liabilities valued at $1,044 transferred from Level 1 to Level 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$20,309	$0	$(19,776)	$8	$39	$(580)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	17,763	815	(11,126)	2	303	(138)	0	(5,148)	2,471	(19)
Industrials	58,843	10,627	(14,072)	(79)	(1,095)	(1,852)	0	0	52,372	(2,368)
Utilities	4,327	0	(234)	(3)	(17)	(99)	0	(3,974)	0	0
Asset-Backed Securities	7,450	32,395	0	6	0	(279)	0	0	39,572	(279)

	$108,692	$43,837	$(45,208)	$(66)	$(770)	$(2,948)	$0	$(9,122)	$94,415	$(2,666)

Financial Derivative Instruments - Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$12	$0	$0	$(26)	$12

Totals	$108,654	$43,837	$(45,208)	$(66)	$(770)	$(2,936)	$0	$(9,122)	$94,389	$(2,654)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	143

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,471	Benchmark Pricing	Base Price	92.53
Industrials	1,812	Benchmark Pricing	Base Price	95.62
	50,560	Third Party Vendor	Broker Quote	92.50-116.13
Asset-Backed Securities	39,572	Benchmark Pricing	Base Price	98.50-103.50

Financial Derivative Instruments - Liabilities
Over the counter	(26)	Indicative Market Quotation	Broker Quote	0.12-0.13

Total	$94,389

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Senior Floating Rate Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.6%

BANK LOAN OBLIGATIONS 90.9%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$15,250	$15,166
Acosta, Inc.
5.000% due 03/02/2018		5,941	5,968
Activision Blizzard, Inc.
3.250% due 09/12/2020		11,250	11,264
Advantage Sales & Marketing, Inc.
4.250% due 11/24/2017		6,898	6,937
8.250% due 06/18/2018		750	760
AES Corp.
3.750% due 05/27/2018		6,440	6,481
Air Medical Group Holdings, Inc.
6.500% due 05/29/2018		17,815	18,038
Albertson’s LLC
4.250% due 03/21/2016		15,813	15,882
4.750% due 03/21/2019		2,400	2,391
Alcatel-Lucent USA, Inc.
5.750% due 01/30/2019		15,409	15,569
Alinta Ltd.
0.500% - 6.375% due 08/13/2019		9,000	8,679
Alliance Boots Holdings Ltd.
3.600% due 07/10/2017	EUR	2,000	2,703
Alliant Holdings, Inc.
5.000% due 12/20/2019		$8,363	8,420
Allison Transmission, Inc.
3.750% due 08/23/2019		11,955	11,990
Allnex USA, Inc.
4.500% due 10/03/2019		4,489	4,500
8.250% due 04/03/2020		3,250	3,339
AMC Entertainment, Inc.
3.500% due 04/30/2020		8,955	8,933
American Renal Holdings, Inc.
4.500% due 08/20/2019		12,413	12,283
AmWINS Group, Inc.
5.000% due 02/22/2020		9,379	9,438
Ancestry.com, Inc.
4.250% due 05/15/2018		1,103	1,100
5.250% due 12/28/2018		5,588	5,617
Apex Tool Group LLC
4.500% due 02/01/2020		12,388	12,446
Apria Healthcare Group, Inc.
6.750% due 04/05/2020		9,476	9,583
Aptalis Pharma, Inc.
6.250% due 02/10/2017		4,432	4,441
ARAMARK Corp.
0.020% - 2.025% due 01/26/2014		103	103
0.029% - 3.748% due 07/26/2016		1,235	1,239
Arch Coal, Inc.
5.750% due 05/16/2018		13,835	13,486
Ardent Medical Services, Inc.
6.750% due 07/02/2018		11,389	11,467
Asurion LLC
4.500% due 05/24/2019		12,406	12,310
Atlantic Aviation FBO, Inc.
3.250% due 06/01/2020		6,883	6,878
Atlantic Broadband Finance LLC
3.250% due 11/29/2019		8,885	8,852
August LuxUK Holding Co. SARL
5.000% due 04/27/2018		1,422	1,431
August U.S. Holding Company, Inc.
5.000% due 04/27/2018		1,094	1,101
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		17,558	17,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020	$22,835	$22,939
Belden, Inc.
3.750% due 09/25/2020	4,400	4,414
Berlin Packaging LLC
4.750% due 04/03/2019	5,950	5,962
Berry Plastics Holding Corp.
3.500% due 02/08/2020	6,507	6,454
Biomet, Inc.
3.679% - 4.001% due 07/25/2017	23,158	23,217
BJ’s Wholesale Club, Inc.
9.750% due 03/31/2020	4,000	4,077
BMC Software Finance, Inc.
5.000% due 09/10/2020	17,450	17,468
Booz Allen Hamilton, Inc.
3.750% due 07/31/2019	2,970	2,968
Boyd Gaming Corp.
4.000% due 08/14/2020	10,000	10,004
Brickman Group Holdings, Inc.
3.259% due 10/14/2016	1,314	1,320
4.000% due 09/28/2018	1,921	1,930
Bright Horizons Family Solutions, Inc.
4.000% - 5.250% due 01/30/2020	7,915	7,931
Burger King Corp.
2.500% due 09/28/2017	987	992
3.750% due 09/28/2019	2,970	2,982
Caesars Entertainment Operating Co.
5.429% due 01/28/2018	903	821
9.500% due 10/31/2016	487	487
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	11,222	11,023
Calpine Corp.
4.000% due 04/01/2018	5,856	5,875
4.000% due 10/09/2019	3,317	3,325
Candy Intermediate Holdings, Inc.
7.500% - 8.500% due 06/18/2018	5,035	4,862
Capsugel Holdings U.S., Inc.
0.000% due 08/01/2018	4,654	4,637
Catalent Pharma Solutions, Inc.
3.679% due 09/15/2016	3,956	3,972
4.250% due 09/15/2017	3,940	3,956
6.500% due 12/31/2017	2,500	2,509
CCC Information Services, Inc.
4.000% due 12/20/2019	5,186	5,171
CCM Merger, Inc.
5.000% due 03/01/2017	5,049	5,094
CCO Holdings LLC
2.679% due 09/06/2014	2,500	2,505
Cequel Communications LLC
3.500% due 02/14/2019	4,975	4,978
Ceramtec
1.000% - 4.500% due 08/30/2020	3,936	3,936
Ceridian Corp.
4.429% due 05/09/2017	3,700	3,706
Charter Communications, Inc.
3.000% due 07/01/2020	18,204	18,054
Chesapeake Energy Corp.
5.750% due 12/02/2017	3,000	3,058
Clear Channel Communications, Inc.
3.829% due 01/29/2016	25,600	24,208
CNO Financial Group, Inc.
3.000% due 09/28/2016	2,000	2,014
3.750% due 09/28/2018	9,689	9,756
Colfax Corp.
3.250% due 01/11/2019	9,454	9,468

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Barge Line Co.
7.500% - 8.500% due 09/15/2019	$3,980	$3,871
CommScope, Inc.
3.750% due 01/14/2018	13,258	13,289
Community Health Systems, Inc.
0.038% - 3.761% due 01/25/2017	535	535
2.679% due 10/25/2016	5,727	5,742
Compass Investors Inc.
5.000% due 12/27/2019	5,634	5,669
Consolidated Container Co. LLC
5.000% due 07/03/2019	8,908	8,981
Convatec, Inc.
4.000% due 12/22/2016	5,818	5,864
Covanta Energy Corp.
3.500% due 03/28/2019	1,478	1,486
Covis Pharma Holdings SARL
6.000% due 04/04/2019	7,861	7,846
CPG International, Inc.
4.750% due 09/30/2020	8,250	8,214
3.750% due 09/04/2014	2,550	2,538
Crown Castle Operating Co.
3.250% due 01/31/2019	14,203	14,098
CSC Holdings, Inc.
2.679% due 04/17/2020	21,446	21,239
Cunningham Lindsey U.S., Inc.
5.000% due 12/07/2019	11,126	11,113
David’s Bridal, Inc.
5.000% due 10/11/2019	9,900	9,950
DaVita, Inc.
4.000% due 11/01/2019	9,677	9,730
4.500% due 10/20/2016	2,464	2,480
Del Monte Foods Co.
4.000% due 03/08/2018	12,976	12,964
Dell, Inc.
3.750% due 09/24/2018	11,750	11,695
4.500% due 03/24/2020	20,000	19,702
5.000% due 11/06/2013	5,850	5,845
DJO Finance LLC
4.750% due 09/15/2017	5,910	5,936
Dole Food Co., Inc.
3.750% - 5.000% due 04/01/2020	13,582	13,579
Dunkin’ Brands, Inc.
3.750% - 5.000% due 02/14/2020	11,130	11,117
Dynegy Holdings, Inc.
4.000% due 04/23/2020	6,570	6,569
Eagle Spinco, Inc.
3.500% due 01/28/2017	4,700	4,747
Endo Health Solutions, Inc.
4.000% due 06/17/2018	1,161	1,164
Envision Healthcare Corp.
4.000% due 05/25/2018	9,810	9,812
EP Energy LLC
3.500% due 05/24/2018	4,967	4,945
4.500% due 04/30/2019	3,000	3,004
Federal-Mogul Corp.
0.021% - 2.118% due 12/27/2014	6,451	6,352
First Data Corp.
4.180% due 03/24/2017	9,595	9,564
4.180% due 03/24/2018	4,000	3,973
4.180% due 09/24/2018	10,800	10,742
FMG Resources Pty. Ltd.
5.250% due 10/18/2017	16,931	17,022
Foxco Acquisition Sub LLC
5.500% due 07/14/2017	14,022	14,113
Freedom Group, Inc.
5.500% due 04/19/2019	7,848	7,867

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	145

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freescale Semiconductor, Inc.
4.750% due 12/01/2016		$2,960	$2,974
5.000% due 03/01/2020		12,811	12,881
5.000% due 01/15/2021		500	501
Fresenius SE & Co. KGaA
2.248% due 08/07/2019		10,000	10,002
Gardner Denver, Inc.
4.250% due 07/30/2020		27,275	27,063
Generac Power Systems, Inc.
3.500% due 05/31/2020		10,250	10,177
General Nutrition Centers, Inc.
3.750% due 03/02/2018		822	826
Genesys Telecom Holdings U.S., Inc.
4.000% due 02/08/2020		7,189	7,191
Getty Images, Inc.
4.750% due 10/18/2019		15,062	13,474
GFA Brands, Inc.
5.000% due 07/09/2020		8,155	8,180
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019		5,000	5,041
Gray Television, Inc.
0.048% - 4.750% due 10/12/2019		7,712	7,767
Grifols, Inc.
4.250% due 06/01/2017		2,971	2,996
Gymboree Corp.
5.000% due 02/23/2018		3,024	2,932
H.J. Heinz Co.
3.500% due 06/05/2020		39,900	40,102
HCA, Inc.
2.682% due 02/02/2016		1,500	1,502
2.929% due 05/01/2018		25,953	25,942
HD Supply, Inc.
4.500% due 10/12/2017		12,364	12,413
Health Management Associates, Inc.
3.000% due 11/18/2016		6,162	6,166
3.500% due 11/18/2018		13,896	13,912
Hertz Corp.
3.000% - 3.750 % due 03/11/2018		7,993	8,002
Hilton Worldwide Finance LLC
4.000% due 09/23/2020		32,650	32,653
Hologic, Inc.
3.750% due 08/01/2019		8,397	8,439
Hub International Ltd.
3.625% due 06/13/2017		2,438	2,443
4.750% due 09/17/2020		13,050	13,099
IASIS Healthcare LLC
4.500% due 05/03/2018		7,826	7,885
IMG Worldwide, Inc.
5.500% due 06/16/2016		2,933	2,943
IMS Health, Inc.
3.750% due 09/01/2017		4,576	4,589
Ineos U.S. Finance LLC
1.000% due 05/04/2018		1,000	991
3.250% due 05/04/2015		1,974	1,986
Infor U.S., Inc.
5.250% due 04/05/2018		2,015	2,025
Intelsat Jackson Holdings S.A.
4.250% due 04/02/2018		19,959	20,043
ISS Holdings A/S
3.723% due 04/30/2015	EUR	272	368
4.223% due 04/30/2018		704	952
J Crew Group, Inc.
4.000% due 03/07/2018		$6,825	6,821
Jarden Corp.
1.000% due 09/30/2020		7,000	7,009
JFB Firth Rixson, Inc.
4.250% due 06/14/2017		4,963	4,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JMC Steel Group
4.750% due 04/01/2017	$3,111	$3,122
Kabel Deutschland GmbH
3.250% due 02/06/2019	4,000	4,007
KAR Auction Services, Inc.
3.750% due 05/19/2017	3,704	3,722
Kasima LLC
3.250% due 05/17/2021	11,000	10,966
Keystone Automotive Operations, Inc.
7.000% due 08/13/2019	6,000	6,041
Kronos, Inc.
4.500% due 10/30/2019	13,895	13,982
9.750% due 04/26/2020	3,000	3,114
Las Vegas Sands LLC
2.680% due 11/23/2015	565	565
Leslie’s Poolmart, Inc.
5.250% due 10/16/2019	6,333	6,371
Level 3 Financing, Inc.
4.000% due 01/15/2020	9,500	9,515
Light Tower Fiber LLC
4.500% due 04/01/2020	11,970	11,992
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	12,057	12,042
LPL Holdings, Inc.
3.250% due 03/29/2019	1,511	1,507
Manitowoc Co., Inc.
2.938% due 05/13/2016	3,449	3,445
4.250% due 11/13/2017	179	180
McJunkin Red Man Corp.
6.000% due 11/09/2019	6,431	6,484
Mediacom Communications Corp.
3.250% due 01/29/2021	998	992
Mediacom Illinois LLC
4.500% due 10/23/2017	2,924	2,934
MGM Resorts International, Inc.
3.500% due 12/20/2019	17,655	17,617
Michael Foods Group, Inc.
4.250% due 02/25/2018	3,063	3,087
Michaels Stores, Inc.
3.750% due 01/28/2020	12,943	12,986
Multi Packaging Solutions, Inc.
4.250% due 08/15/2020	2,725	2,740
MultiPlan, Inc.
4.000% due 08/18/2017	6,390	6,431
National Financial Partners Corp.
5.250% due 07/01/2020	16,209	16,321
Neiman Marcus Group, Inc.
4.000% due 05/16/2018	16,300	16,288
NFR Energy LLC
8.750% due 12/31/2018	19,000	19,095
NGPL PipeCo LLC
6.750% due 09/15/2017	18,074	16,210
Nielsen Finance LLC
2.182% due 02/02/2017	2,822	2,831
Nielsen Holdings NV
3.000% due 02/21/2014	3,500	3,493
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	12,320	11,627
Novelis, Inc.
3.750% due 03/10/2017	10,767	10,799
NRG Energy, Inc.
2.750% due 07/01/2018	16,691	16,612
Nuveen Investments, Inc.
4.179% due 05/13/2017	20,000	19,830
NXP BV
4.500% due 03/04/2017	495	503
4.750% due 01/11/2020	12,396	12,606

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oberthur Technologies S.A.
6.252% due 03/30/2019	$3,960	$3,965
Ocwen Financial Corp.
5.000% due 02/15/2018	15,373	15,591
OSI Restaurant Partners LLC
3.500% due 10/26/2019	15,000	15,000
Pact Group USA, Inc.
3.750% due 05/29/2020	10,224	10,103
Penn National Gaming, Inc.
3.750% due 07/14/2018	13,506	13,543
Performance Food Group Co.
6.250% due 11/14/2019	4,190	4,158
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	7,418	7,436
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018	4,218	4,237
Philadelphia Energy Solutions LLC
6.250% due 04/04/2018	7,463	6,586
Phillips-Van Heusen Corp.
3.250% due 02/13/2020	17,622	17,646
Pinnacle Entertainment, Inc.
3.750% due 08/14/2016	3,001	3,017
3.750% due 08/14/2020	7,980	8,000
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	18,661	18,535
Playa Resorts Holding BV
4.750% due 08/09/2019	5,250	5,293
Polarpak, Inc.
4.500% - 5.500% due 06/07/2020	5,171	5,197
PQ Corp.
4.500% due 08/07/2017	4,975	5,010
PRA Holdings, Inc.
5.000% due 09/21/2020	13,050	13,032
Progressive Waste Solutions Ltd.
3.500% due 10/24/2019	6,898	6,898
Quebecor Media, Inc.
3.250% due 08/01/2020	9,525	9,430
Quintiles Transnational Corp.
4.000% - 4.500% due 06/08/2018	13,334	13,373
Realogy Corp.
4.445% due 10/10/2016	422	423
4.500% due 03/05/2020	12,737	12,843
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018	7,975	8,055
Rexnord LLC
4.000% due 08/21/2020	9,525	9,430
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018	14,801	14,867
Riverbed Technology, Inc.
4.000% due 12/18/2019	7,281	7,342
Roofing Supply Group LLC
5.000% due 05/31/2019	11,385	11,428
RPI Finance Trust
3.500% due 05/09/2018	12,987	13,062
4.000% due 11/09/2018	6,773	6,810
Ruby Western Pipeline Holdings LLC
3.500% due 03/27/2020	8,028	8,012
Sage Products, Inc.
4.250% due 12/13/2019	8,222	8,264
9.250% due 06/13/2020	3,975	4,074
Salem Communications Corp.
4.500% due 03/14/2020	4,623	4,645
Samson Investment Co.
6.000% due 09/25/2018	8,334	8,364
Saxon Energy Services, Inc.
5.500% due 02/15/2019	3,980	4,002

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SBA Finance
3.750% due 06/30/2018	$1,080	$1,082
3.750% due 09/28/2019	1,833	1,837
Schaeffler AG
4.250% due 01/27/2017	9,500	9,545
Scientific Games International, Inc.
0.032% - 3.190% due 06/30/2015	4,944	4,939
4.250% due 05/22/2020	4,400	4,371
Sealed Air Corp.
4.000% due 10/03/2018	5,600	5,656
SeaWorld Parks & Entertainment, Inc.
3.000% due 05/14/2020	11,510	11,395
Seminole Tribe of Florida
3.000% due 04/29/2020	2,654	2,654
Sensata Technologies Finance Co. LLC
3.750% due 05/12/2018	1,365	1,373
Sensus USA, Inc.
4.750% due 05/09/2017	2,835	2,818
Sequa Corp.
5.250% due 06/19/2017	8,933	8,975
Serta Simmons Holdings LLC
5.000% due 10/01/2019	11,680	11,729
ServiceMaster Co.
4.250% due 01/31/2017	19,850	19,370
Ship U.S. Bidco, Inc.
4.750% due 11/30/2019	6,000	6,050
Six3 Systems, Inc.
7.000% due 09/11/2019	5,955	5,992
Smart & Final Stores LLC
4.500% due 11/15/2019	7,918	7,928
Spectrum Brands, Inc.
3.000% due 09/04/2017	6,500	6,503
3.500% due 09/04/2019	2,450	2,448
4.500% - 5.500% due 12/17/2019	12,833	12,891
Spin Holdco, Inc.
4.250% - 5.500% due 05/14/2019	10,000	10,000
Spirit Aerosystems, Inc.
3.750% due 04/18/2019	5,910	5,943
Springleaf Financial Funding Co.
4.750% due 09/30/2019	10,655	10,688
5.500% due 05/10/2017	982	985
Sprouts Farmers Markets Holdings LLC
4.000% due 04/23/2020	3,582	3,598
Starwood Property Trust, Inc.
3.500% due 04/19/2020	1,928	1,927
Station Casinos, Inc.
5.000% due 03/01/2020	17,412	17,565
Sun Products Corp.
5.500% due 03/18/2020	15,124	14,683
SunGard Data Systems, Inc.
1.929% due 02/28/2014	977	979
4.000% due 03/08/2020	13,383	13,462
4.500% due 01/31/2020	8,933	9,025
Syniverse Holdings, Inc.
4.000% due 04/23/2019	21,252	21,272
TallGrass Operations LLC
5.250% due 11/13/2018	4,269	4,310
Taminco NV
4.250% due 02/15/2019	7,910	7,960
Telesat LLC
3.500% due 03/28/2019	4,938	4,925
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	8,824	8,768
Time Warner Telecom Holdings, Inc.
2.680% due 04/17/2020	5,486	5,494
TMS International Corp.
0.000% due 08/23/2014	1,450	1,443

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tomkins LLC
3.750% due 09/29/2016		$14,535	$14,576
Trans Union, LLC
4.250% due 02/08/2019		4,713	4,745
TransDigm, Inc.
3.500% due 02/28/2017		17,815	17,895
3.750% due 02/28/2020		1,995	1,992
Tribune Co.
4.000% due 12/31/2019		18,857	18,928
Tronox Pigments BV
4.500% due 03/19/2020		13,915	14,019
Truven Health Analytics, Inc.
4.500% due 05/23/2019		6,865	6,887
TWCC Holding Corp.
3.500% due 02/13/2017		11,828	11,865
U.S. Airways Group, Inc.
3.500% due 11/23/2016		9,750	9,774
U.S. Renal Care, Inc.
5.250% due 07/03/2019		9,675	9,748
8.500% due 01/03/2020		1,150	1,150
United Surgical Partners International, Inc.
4.250% due 04/19/2017		5,896	5,914
4.750% due 04/03/2019		7,183	7,246
Univar, Inc.
5.000% due 06/30/2017		15,670	15,147
Universal Health Services, Inc.
2.432% due 11/15/2016		1,749	1,760
Univision Communications, Inc.
4.000% - 4.500% due 03/01/2020		30,347	30,260
UPC Financing Partnership
3.250% due 06/30/2021		13,900	13,839
3.880% due 03/31/2021	EUR	1,000	1,357
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019		$13,291	13,311
3.750% due 12/11/2019		4,925	4,931
4.500% due 08/05/2020		26,500	26,727
Vanguard Health Holding Co. LLC
3.750% due 01/29/2016		3,716	3,721
Verifone, Inc.
4.250% due 12/28/2018		313	313
Vertafore, Inc.
4.250% due 10/20/2019		4,345	4,361
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		21,000	20,927
VWR Funding, Inc.
4.179% due 04/03/2017		4,094	4,099
Walter Energy, Inc.
6.750% due 04/01/2018		9,355	9,012
Walter Investment Management Corp.
5.750% due 11/28/2017		23,225	23,486
Warner Chilcott Co. LLC
4.250% - 5.500% due 03/15/2018		8,078	8,095
5.250% due 08/21/2017		3,300	3,304
Waste Industries USA, Inc.
4.000% due 03/18/2017		5,558	5,568
WaveDivision Holdings LLC
4.000% - 5.250% due 10/15/2019		5,459	5,469
Weight Watchers International, Inc.
3.750% due 04/02/2020		10,447	10,263
West Corp.
3.750% due 06/30/2018		13,782	13,791
Wilsonart International Holdings LLC
4.000% due 10/31/2019		18,861	18,741
Windstream Corp.
3.500% due 01/23/2020		10,372	10,400
WMG Acquisition Corp.
3.750% due 07/01/2020		17,500	17,442

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WNA Holdings, Inc.
4.500% due 06/07/2020		$2,809	$2,823
Yankee Candle Co., Inc.
6.250% due 04/02/2019		827	829
Zuffa LLC
4.500% due 02/25/2020		13,900	13,935

Total Bank Loan Obligations (Cost $2,443,489)			2,450,037

CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 0.9%
Ally Financial, Inc.
3.500% due 07/18/2016		3,750	3,797
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/2023		2,000	2,099
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	943
CIT Group, Inc.
6.625% due 04/01/2018		650	718
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,605
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,023
General Motors Financial Co., Inc.
3.250% due 05/15/2018		600	585
International Lease Finance Corp.
5.750% due 05/15/2016		625	666
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	995
Nationstar Mortgage LLC
6.500% due 07/01/2021		2,000	1,925
7.875% due 10/01/2020		300	314
Realogy Group LLC
3.375% due 05/01/2016		1,250	1,256
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,794
Virgin Media Secured Finance PLC
5.375% due 04/15/2021		750	735
6.000% due 04/15/2021	GBP	3,000	4,954

			23,409

INDUSTRIALS 4.2%
ACCO Brands Corp.
6.750% due 04/30/2020		$375	377
Activision Blizzard, Inc.
6.125% due 09/15/2023		900	907
Aguila S.A.
7.875% due 01/31/2018		2,000	2,100
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,605
Anixter, Inc.
5.625% due 05/01/2019		125	129
Arch Coal, Inc.
9.875% due 06/15/2019		500	448
Avis Budget Car Rental LLC
4.875% due 11/15/2017		1,500	1,537
Biomet, Inc.
6.500% due 08/01/2020		1,000	1,038
6.500% due 10/01/2020		500	509
Carlson Wagonlit BV
6.875% due 06/15/2019		400	406
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		250	253
CCO Holdings LLC
5.125% due 02/15/2023		1,250	1,153

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	147

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 09/30/2022		$2,500	$2,325
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,047
CNH Capital LLC
3.625% due 04/15/2018		600	600
Community Health Systems, Inc.
5.125% due 08/15/2018		500	510
Constellation Brands, Inc.
4.250% due 05/01/2023		1,500	1,380
6.000% due 05/01/2022		500	535
ConvaTec Finance International S.A.
8.250% due 01/15/2019		750	752
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,702
Cooper-Standard Holding, Inc.
7.375% due 04/01/2018		325	328
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,850
CSC Holdings LLC
6.750% due 11/15/2021		350	376
DISH DBS Corp.
5.875% due 07/15/2022		1,250	1,237
DJO Finance LLC
9.875% due 04/15/2018		200	213
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		2,000	2,031
Flextronics International Ltd.
4.625% due 02/15/2020		1,000	975
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	148
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$250	190
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		3,000	2,869
HCA, Inc.
6.500% due 02/15/2020		750	815
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,558
11.000% due 04/15/2020		500	601
Healthcare Technology Intermediate, Inc.
7.375% due 09/01/2018		2,025	2,078
Hertz Corp.
4.250% due 04/01/2018		650	642
Hiland Partners LP
7.250% due 10/01/2020		500	524
Host Hotels & Resorts LP
4.750% due 03/01/2023		100	101
Huntsman International LLC
4.875% due 11/15/2020		750	714
IMS Health, Inc.
6.000% due 11/01/2020		300	307
Ineos Finance PLC
7.500% due 05/01/2020		500	539
Infor U.S., Inc.
9.375% due 04/01/2019		125	140
Inmet Mining Corp.
7.500% due 06/01/2021		250	258
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		375	391
KION Finance S.A.
6.750% due 02/15/2020	EUR	950	1,390
Lamar Media Corp.
5.000% due 05/01/2023		$1,000	933
5.875% due 02/01/2022		200	201
Land O’Lakes, Inc.
6.000% due 11/15/2022		250	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Laredo Petroleum, Inc.
7.375% due 05/01/2022		$500	$533
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,000	1,031
Libbey Glass, Inc.
6.875% due 05/15/2020		900	963
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		850	891
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,205
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		250	246
MasTec, Inc.
4.875% due 03/15/2023		1,000	940
McClatchy Co.
9.000% due 12/15/2022		500	530
MGM Resorts International
6.750% due 10/01/2020		3,500	3,684
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	750
Nara Cable Funding Ltd.
8.875% due 12/01/2018		1,500	1,590
NCR Corp.
5.000% due 07/15/2022		350	327
New Gold, Inc.
6.250% due 11/15/2022		1,250	1,222
Oil States International, Inc.
5.125% due 01/15/2023		500	549
Ontex S.A.
7.500% due 04/15/2018	EUR	100	142
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		$200	208
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)		700	714
PHH Corp.
6.375% due 08/15/2021		1,000	973
Post Holdings, Inc.
7.375% due 02/15/2022		125	132
Rain CII Carbon LLC
8.250% due 01/15/2021		300	303
Regency Energy Partners LP
4.500% due 11/01/2023		500	455
5.500% due 04/15/2023		600	579
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,000	2,017
7.875% due 08/15/2019		725	801
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,525
Ryland Group, Inc.
5.375% due 10/01/2022		200	188
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	984
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,008
6.875% due 11/15/2019		250	275
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	1,000	1,371
4.750% due 05/15/2021		$1,500	1,462
7.750% due 02/15/2017		2,000	2,250
8.500% due 02/15/2019		225	252
Schaeffler Holding Finance BV
6.875% due 08/15/2018		2,000	2,105
Sealed Air Corp.
6.500% due 12/01/2020		400	421
8.125% due 09/15/2019		525	588
Service Corp. International
4.500% due 11/15/2020		1,500	1,429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sinclair Television Group, Inc.
6.375% due 11/01/2021 (a)	$850	$852
Sirius XM Radio, Inc.
5.250% due 08/15/2022	2,000	1,940
Smithfield Foods, Inc.
6.625% due 08/15/2022	150	155
Softbank Corp.
4.500% due 04/15/2020	3,000	2,884
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020	200	209
6.625% due 11/15/2022	200	208
Steel Dynamics, Inc.
6.125% due 08/15/2019	100	105
6.375% due 08/15/2022	100	104
Sun Products Corp.
7.750% due 03/15/2021	500	463
SunGard Data Systems, Inc.
6.625% due 11/01/2019	500	513
Telesat Canada
6.000% due 05/15/2017	2,000	2,087
Tenet Healthcare Corp.
6.000% due 10/01/2020	1,750	1,793
Tesoro Logistics LP
5.875% due 10/01/2020	250	251
Townsquare Radio LLC
9.000% due 04/01/2019	500	534
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)	400	426
Truven Health Analytics, Inc.
10.625% due 06/01/2020	1,000	1,095
Univision Communications, Inc.
6.750% due 09/15/2022	6,000	6,360
Viasystems, Inc.
7.875% due 05/01/2019	2,000	2,135
Videotron Ltd
5.000% due 07/15/2022	2,000	1,910
VWR Funding, Inc.
7.250% due 09/15/2017	2,000	2,120
Walter Energy, Inc.
8.500% due 04/15/2021	850	714
Western Refining, Inc.
6.250% due 04/01/2021	1,000	985
Whiting Petroleum Corp.
5.000% due 03/15/2019	850	854
5.750% due 03/15/2021	2,350	2,413
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,500	1,378

		113,109

UTILITIES 0.3%
Athlon Holdings LP
7.375% due 04/15/2021	800	820
Inergy Midstream LP
6.000% due 12/15/2020	1,000	998
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	250	253
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	3,250	3,278
Penn Virginia Corp.
8.500% due 05/01/2020	300	306
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,850
Sprint Corp.
7.875% due 09/15/2023	500	511

148	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
tw telecom Holdings, Inc.
5.375% due 10/01/2022	$250	$239

		8,255

Total Corporate Bonds & Notes (Cost $142,403)		144,773

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Large Loan Trust
2.482% due 11/15/2015	2,209	2,213

Total Mortgage-Backed Securities (Cost $2,182)		2,213

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (c) 0.2%
		4,955

Total Short-Term Instruments (Cost $4,955)		4,955

Total Investments in Securities (Cost $2,593,029)		2,601,978

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.5%

SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%
PIMCO Short-Term Floating NAV Portfolio	2,438,592	$24,403
PIMCO Short-Term Floating NAV Portfolio III	17,709,598	177,025

Total Short-Term Instruments (Cost $201,481)		201,428

Total Investments in Affiliates (Cost $201,481)		201,428

Total Investments 104.1% (Cost $2,794,510)		$2,803,406

Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $0)		(407)

Other Assets and Liabilities, net (4.1%)		(108,844)

Net Assets 100.0%		$2,694,155

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$1,200	U.S. Treasury Notes 0.250% due 09/30/2015	$(1,224)	$1,200	$1,200
SSB	0.000%	09/30/2013	10/01/2013	3,755	Fannie Mae 2.200% due 10/17/2022	(3,830)	3,755	3,755

Total Repurchase Agreements						$(5,054)	$4,955	$4,955

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$1,200	$0	$0	$0	$1,200	$(1,224)	$(24)
SSB	3,755	0	0	0	3,755	(3,830)	(75)

Total Borrowings and Other Financing Transactions	$4,955	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	149

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$38,500	$2,279	$(38)	$0	$(17)

Total Swap Agreements				$2,279	$(38)	$0	$(17)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

Cash of $1,929 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(17)	$(17)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	10/2013		EUR	13,393	$		17,860	$0	$(259)
	10/2013	$		2,707		EUR	2,027	36	0

DUB	10/2013			15,344			11,366	32	0
	11/2013		EUR	11,366	$		15,345	0	(33)

RYL	12/2013		GBP	2,968			4,636	0	(166)

Total Forward Foreign Currency Contracts								$68	$(458)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
CBK	$36	$0	$0	$36	$(259)	$0	$0	$(259)	$(223)	$0	$(223)
DUB	32	0	0	32	(33)	0	0	(33)	(1)	0	(1)
RYL	0	0	0	0	(166)	0	0	(166)	(166)	0	(166)

Total Over the Counter	$68	$0	$0	$68	$(458)	$0	$0	$(458)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

150	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$68	$0	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$17	$0	$0	$0	$17

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$458	$0	$458

	$0	$17	$0	$458	$0	$475

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$4,678	$0	$0	$0	$4,678

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(567)	$0	$(567)

	$0	$4,678	$0	$(567)	$0	$4,111

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(2,465)	$0	$0	$0	$(2,465)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(764)	$0	$(764)

	$0	$(2,465)	$0	$(764)	$0	$(3,229)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,314,331	$135,706	$2,450,037
Corporate Bonds & Notes
Banking & Finance	0	23,409	0	23,409
Industrials	0	113,109	0	113,109
Utilities	0	8,255	0	8,255
Mortgage-Backed Securities	0	2,213	0	2,213
Short-Term Instruments
Repurchase Agreements	0	4,955	0	4,955
	$0	$2,466,272	$135,706	$2,601,978

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$201,428	$0	$0	$201,428

Total Investments	$201,428	$2,466,272	$135,706	$2,803,406

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Over the counter	$0	$68	$0	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(17)	0	(17)
Over the counter	0	(458)	0	(458)
	$0	$(475)	$0	$(475)

Totals	$201,428	$2,465,865	$135,706	$2,802,999

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	151

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$162,628	$65,445	$(56,618)	$91	$136	$(3,284)	$42,001	$(74,693)	$135,706	$(1,080)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$135,706	Third Party Vendor	Broker Quote	88.25-102.50

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

152	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of eight funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	153

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Convertible Fund and PIMCO Credit Absolute Return Fund, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO Convertible Fund and PIMCO Credit Absolute Return Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not

154	PIMCO CREDIT BOND FUNDS

September 30, 2013 (Unaudited)

readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	155

Notes to Financial Statements (Cont.)

information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

156	PIMCO CREDIT BOND FUNDS

September 30, 2013 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities Exchange-Traded Funds  The Funds may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or

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Notes to Financial Statements (Cont.)

interest expense, respectively, on the Statements of Operations. As of September 30, 2013, the PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO Floating Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Fund and PIMCO Senior Floating Rate Fund had $1,441,212, $91,030,644, $52,060,335, $17,662,849, $3,697,727, $7,881,275 and $11,340,000 respectively, in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private

158	PIMCO CREDIT BOND FUNDS

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placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2013 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates  Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$210,457	$611,407	$(214,600)	$(9)	$46	$607,301	$508	$0
PIMCO Diversified Income Fund	414,070	1,259,035	(1,648,300)	(76)	(29)	24,700	1,034	0
PIMCO Floating Income Fund	327,810	1,326,533	(1,548,500)	(134)	(4)	105,705	1,032	0
PIMCO High Yield Fund	638,059	2,696,604	(2,905,900)	26	(46)	428,743	705	0
PIMCO High Yield Spectrum Fund	99,156	517,328	(528,400)	(5)	0	88,079	128	0
PIMCO Long-Term Credit Fund	125,253	1,611,532	(1,574,100)	18	(12)	162,691	232	0
PIMCO Senior Floating Rate Fund	120,677	745,655	(841,900)	(23)	(6)	24,403	355	0

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Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$13,842	$22	$0	$0	$4	$13,868	$22	$0
PIMCO High Yield Fund	1,018,594	1,591	(8,600)	(9)	312	1,011,888	1,590	0
PIMCO High Yield Spectrum Fund	106,437	167	0	0	32	106,636	167	0
PIMCO Senior Floating Rate Fund	184,382	288	(7,700)	(3)	58	177,025	288	0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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September 30, 2013 (Unaudited)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

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Notes to Financial Statements (Cont.)

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will rather settle the amount of the difference between the settlement price of the underlier and the strike price directly into the Fund’s custody account.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or

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made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

164	PIMCO CREDIT BOND FUNDS

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may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market

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Notes to Financial Statements (Cont.)

value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Convertible Fund	0.40%		0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Credit Absolute Return Fund	0.60%		0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Diversified Income Fund	0.45%		0.30%	0.40%	0.30%	0.45%	0.45%
PIMCO Floating Income Fund	0.30%		0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO High Yield Fund	0.25%		0.30%	0.40%	0.30%	0.40%	0.40%
PIMCO High Yield Spectrum Fund	0.30%		0.30%	0.40%	N/A	0.40%	0.40%
PIMCO Long-Term Credit Fund	0.30%		0.25%	0.35%	N/A	N/A	N/A
PIMCO Senior Floating Rate Fund	0.50%	(1)	0.30%	0.40%	N/A	0.35%	0.35%

(1)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.10% to 0.40% per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
PIMCO Floating Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Redemption Fees  Shareholders of the PIMCO Senior Floating Rate Fund were subject to a redemption fee on redemptions and exchanges of 1.00% of the NAV of the PIMCO Senior Floating Rate Fund shares

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Notes to Financial Statements (Cont.)

redeemed or exchanged. Redemption fees were charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Credit Absolute Return Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. As of September 30, 2013, there were no recoverable amounts.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2013, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Convertible Fund	$7,193	$5,973
PIMCO Credit Absolute Return Fund	434,779	155,437
PIMCO Diversified Income Fund	528,735	122,390
PIMCO Floating Income Fund	221,395	266,980
PIMCO High Yield Fund	95,700	349,663
PIMCO High Yield Spectrum Fund	56,180	22,503
PIMCO Long-Term Credit Fund	583,639	162,387
PIMCO Senior Floating Rate Fund	6,622	21,357

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Convertible Fund	$105,643	$194,964	$91,365	$397,843
PIMCO Credit Absolute Return Fund	656,599	544,419	1,246,539	562,303
PIMCO Diversified Income Fund	1,711,283	880,405	1,069,340	1,542,987
PIMCO Floating Income Fund	604,800	775,425	581,254	1,060,238
PIMCO High Yield Fund	9,474	0	2,403,990	4,555,442
PIMCO High Yield Spectrum Fund	5,633	0	837,268	693,392
PIMCO Long-Term Credit Fund	1,416,271	598,655	1,643,562	1,217,746
PIMCO Senior Floating Rate Fund	0	0	1,835,753	1,415,236

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Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Convertible Fund				PIMCO Credit Absolute Return Fund (1)				PIMCO Diversified Income Fund (2)
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	6,584	$93,337	6,982	$94,621	146,437	$1,535,535	55,733	$588,732	61,701	$737,004	196,295	$2,369,674
Class P	316	4,415	115	1,582	2,919	30,786	1,327	14,021	2,999	35,792	7,189	86,679
Administrative Class	10	141	25	355	0	0	0	0	307	3,668	715	8,700
Class D	433	6,077	294	4,046	2,024	21,405	2,150	22,698	3,856	46,777	14,122	170,367
Class A	2,083	29,102	274	3,722	2,367	25,183	1,536	16,191	3,505	41,948	15,615	189,325
Class B	0	0	0	0	0	0	0	0	39	458	104	1,259
Class C	1,023	14,298	63	859	1,018	10,769	393	4,114	1,939	23,299	4,978	60,286
Class R	0	0	0	0	8	82	54	552	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	949	12,995	4,863	65,477	1,278	13,349	779	8,182	11,537	135,481	25,421	308,170
Class P	13	186	7	97	19	194	14	150	109	1,279	280	3,394
Administrative Class	2	34	4	50	0	0	0	0	23	269	42	514
Class D	18	242	20	271	18	185	19	199	281	3,305	649	7,893
Class A	73	1,006	19	258	18	186	15	154	477	5,610	1,248	15,147
Class B	0	0	0	0	0	0	0	0	6	75	20	238
Class C	30	415	4	44	4	44	3	30	241	2,830	577	7,000
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(31,853)	(442,223)	(96,933)	(1,323,428)	(5,577)	(58,691)	(3,448)	(36,538)	(86,664)	(1,006,863)	(106,256)	(1,276,132)
Class P	(90)	(1,255)	(70)	(943)	(1,667)	(17,461)	(173)	(1,826)	(4,509)	(52,402)	(2,936)	(35,769)
Administrative Class	(19)	(276)	(62)	(866)	0	0	0	0	(359)	(4,246)	(297)	(3,618)
Class D	(332)	(4,691)	(248)	(3,349)	(1,537)	(16,228)	(344)	(3,611)	(8,417)	(97,700)	(7,326)	(88,952)
Class A	(471)	(6,536)	(121)	(1,631)	(1,062)	(11,217)	(559)	(5,826)	(10,988)	(128,474)	(10,430)	(125,819)
Class B	0	0	0	0	0	0	0	0	(156)	(1,843)	(326)	(3,911)
Class C	(70)	(975)	(23)	(309)	(292)	(3,056)	(82)	(851)	(4,051)	(47,276)	(3,015)	(36,479)
Class R	0	0	0	0	0	0	(1)	(11)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(21,301)	$(293,708)	(84,787)	$(1,159,144)	145,975	$1,531,065	57,416	$606,360	(28,124)	$(301,009)	136,669	$1,657,966

170	PIMCO CREDIT BOND FUNDS

September 30, 2013 (Unaudited)

PIMCO Floating Income Fund (3)				PIMCO High Yield Fund (4)				PIMCO High Yield Spectrum Fund (5)
Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

75,312	$677,841	27,165	$237,480	203,196	$1,949,660	705,630	$6,661,593	20,993	$231,646	163,572	$1,750,773
16,500	144,870	2,259	19,928	9,416	90,267	24,186	229,442	398	4,382	4,156	43,978
67	591	17	156	10,517	101,530	25,206	239,361	0	0	0	0
1,663	14,672	3,629	32,301	26,178	251,812	44,330	419,979	5,676	61,804	13,385	142,774
14,535	127,710	8,964	79,895	12,741	122,031	41,961	396,627	3,575	39,194	4,202	44,717
0	0	0	0	92	883	104	994	0	0	0	0
11,633	102,251	2,564	22,915	7,196	69,096	11,886	112,191	359	3,942	178	1,934
0	0	0	0	1,310	12,584	3,017	28,694	0	0	0	0

9,016	79,650	19,433	171,190	37,895	362,671	84,959	807,811	8,642	94,612	12,011	129,496
86	760	111	982	1,054	10,086	2,427	23,096	140	1,531	194	2,113
1	5	1	8	2,422	23,177	6,000	56,947	0	0	0	0
74	654	257	2,254	1,975	18,925	4,780	45,434	104	1,148	271	2,922
369	3,251	620	5,460	2,889	27,653	6,700	63,637	63	697	130	1,404
0	0	0	0	20	191	68	645	0	0	0	0
211	1,853	323	2,845	1,156	11,064	2,600	24,711	11	115	13	137
0	0	0	0	164	1,567	326	3,105	0	0	0	0

(214,654)	(1,881,380)	(10,651)	(92,928)	(448,658)	(4,298,975)	(548,785)	(5,205,605)	(9,944)	(108,860)	(2,537)	(27,339)
(2,165)	(19,006)	(1,190)	(10,470)	(15,193)	(145,542)	(23,955)	(228,549)	(183)	(2,013)	(475)	(5,047)
(10)	(92)	(22)	(186)	(18,368)	(175,998)	(52,479)	(496,635)	0	0	0	0
(2,283)	(20,248)	(7,352)	(64,835)	(44,584)	(427,081)	(58,076)	(545,134)	(7,542)	(83,796)	(8,258)	(87,195)
(8,777)	(77,283)	(5,234)	(45,831)	(31,056)	(297,502)	(61,328)	(578,539)	(4,391)	(48,100)	(1,641)	(17,624)
0	0	0	0	(419)	(4,018)	(1,204)	(11,350)	0	0	0	0
(2,355)	(20,751)	(2,356)	(20,661)	(11,560)	(110,714)	(16,284)	(154,072)	(93)	(1,013)	(172)	(1,816)
0	0	0	0	(1,866)	(17,859)	(2,413)	(22,809)	0	0	0	0
(100,777)	$(864,652)	38,538	$340,503	(253,483)	$(2,424,492)	199,656	$1,871,574	17,808	$195,289	185,029	$1,981,227

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	171

Notes to Financial Statements (Cont.)

	PIMCO Long-Term Credit Fund (6)				PIMCO Senior Floating Rate Fund (7)
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	155,218	$1,947,812	168,130	$2,233,329	52,678	$545,032	178,489	$1,812,415
Class P	5,192	61,924	276	3,603	3,587	36,901	374	3,846
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	5,048	51,934	1,028	10,519
Class A	0	0	0	0	13,390	137,913	2,628	26,968
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	10,691	110,065	751	7,695
Class R	0	0	0	0	202	2,082	185	1,878
Issued as reinvestment of distributions
Institutional Class	9,170	113,123	20,460	268,917	4,159	42,860	5,212	53,292
Class P	3	33	4	53	31	323	13	131
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	46	474	13	128
Class A	0	0	0	0	118	1,209	39	398
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	56	572	13	128
Class R	0	0	0	0	2	23	2	24
Cost of shares redeemed
Institutional Class	(25,054)	(315,355)	(51,372)	(667,869)	(47,246)	(486,916)	(3,422)	(34,387)
Class P	(43)	(515)	(38)	(499)	(744)	(7,643)	(233)	(2,336)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(912)	(9,387)	(178)	(1,811)
Class A	0	0	0	0	(2,089)	(21,470)	(273)	(2,792)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(926)	(9,528)	(121)	(1,237)
Class R	0	0	0	0	(85)	(879)	(79)	(812)
Net increase resulting from Fund share transactions	144,486	$1,807,022	137,460	$1,837,534	38,006	$393,565	184,441	$1,874,047

(1)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 84% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 48% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 73% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 26% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 90% of the Fund, and each of the two shareholders are related parties of the Fund.*
(6)

As of September 30, 2013, three shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 45% of the Fund. Two shareholders are related parties of the Fund and comprise 34% of the Fund.*

(7)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 74% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

172	PIMCO CREDIT BOND FUNDS

September 30, 2013 (Unaudited)

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
PIMCO Convertible Fund	$176,465	$24,617	$(5,676)	$18,941
PIMCO Credit Absolute Return Fund	2,277,519	21,567	(18,850)	2,717
PIMCO Diversified Income Fund	7,002,664	246,349	(149,743)	96,606
PIMCO Floating Income Fund	3,239,932	101,106	(80,465)	20,641
PIMCO High Yield Fund	15,849,685	813,831	(180,645)	633,186
PIMCO High Yield Spectrum Fund	3,074,153	125,524	(40,231)	85,293
PIMCO Long-Term Credit Fund	6,361,704	158,565	(416,760)	(258,195)
PIMCO Senior Floating Rate Fund	2,794,581	19,634	(10,809)	8,825

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	173

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	THB	Thai Baht
CHF	Swiss Franc	KRW	South Korean Won	USD	United States Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International
BABs	Build America Bonds	FFR	Federal Funds Rate	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	FSB	Federal Savings Bank	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate

174	PIMCO CREDIT BOND FUNDS

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The

Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	175

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

176	PIMCO CREDIT BOND FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Fund’s assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	177

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information

178	PIMCO CREDIT BOND FUNDS

(Unaudited)

regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	179

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4003SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

Fundamental Index Funds

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

PIMCO Fundamental Advantage Absolute Return Strategy Fund

PIMCO Fundamental IndexPLUS® AR Fund

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		12
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		25
Notes to Financial Statements		99
Glossary		118
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		119

Fund	Fund Summary	Schedule of Investments

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6	27
PIMCO Fundamental Advantage Absolute Return Strategy Fund	7	41
PIMCO Fundamental IndexPLUS® AR Fund	8	53
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	9	66
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	10	78
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	11	88

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

2	PIMCO FUNDAMENTAL INDEX FUNDS

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■

Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, inverse correlation and compounding risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO FUNDAMENTAL INDEX FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	11/26/08	11/26/08	01/07/11	05/31/12	05/31/13	05/31/13	05/31/13
PIMCO Fundamental Advantage Absolute Return Strategy Fund	02/29/08	02/29/08	06/30/10	—	07/31/08	07/31/08	07/31/08
PIMCO Fundamental IndexPLUS® AR Fund	06/30/05	06/30/05	04/30/08	06/30/05	06/30/05	06/30/05	06/30/05
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	09/30/11	09/30/11	—	—	—	—	—
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	09/30/11	09/30/11	—	—	—	—	—
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	11/30/12	11/30/12	04/01/13	—	04/01/13	04/01/13	04/01/13

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, and Class C shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

Institutional Class - PEFIX	Class A - PEFFX
Class P - PEFPX	Class C - PEFCX
Class D - PEFDX	Administrative Class - PEFAX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Short-Term Instruments	35.6%
U.S. Government Agencies	25.1%
Corporate Bonds & Notes	15.8%
U.S. Treasury Obligations	11.0%
Mortgage-Backed Securities	4.2%
Other	8.3%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (11/26/08)
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Institutional Class	-5.15%	-2.27%	22.60%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class P	-5.34%	-2.39%	22.44%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Administrative Class	-5.37%	-2.49%	22.29%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class D	-5.42%	-2.74%	22.09%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class A	-5.12%	-2.43%	22.17%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class A (adjusted)	-8.65%	-6.10%	21.21%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class C	-5.63%	-3.32%	21.22%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund Class C (adjusted)	-6.58%	-4.23%	21.22%
MSCI Emerging Markets Index (Net Dividends in USD)	-2.78%	0.98%	17.30%
Lipper Emerging Market Funds Average	-2.63%	3.03%	15.77%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.40% for Administrative Class shares, 1.55% for Class D shares, 1.55% for Class A shares and 2.30% for Class C shares.

Portfolio Insights

»

The PIMCO EM Fundamental IndexPLUS® AR Strategy Fund seeks to exceed the total return of the MSCI Emerging Markets Index (the “Benchmark”) by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Strategy Index (“Enhanced RAFI® EM”), backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives had a negative impact on performance as the Enhanced RAFI® EM posted negative returns over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration (or sensitivity to changes in market interest rates) positioning detracted from returns as U.S. Treasury yields rose over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with the equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as the sector broadly outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»

Holdings of investment grade corporate bonds had a positive impact on performance as the overall investment grade corporate bond sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Investments in municipal bonds detracted from performance as these holdings generally declined in value over the reporting period.

»	Exposure to emerging market economies detracted from performance as these securities underperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

6	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO Fundamental Advantage Absolute Return Strategy Fund

Institutional Class - PFATX	Class A - PTFAX
Class P - PFAPX	Class C - PTRCX
Class D - PFSDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Short-Term Instruments	35.4%
U.S. Government Agencies	23.7%
Corporate Bonds & Notes	15.7%
U.S. Treasury Obligations	7.0%
Mortgage-Backed Securities	6.6%
Other	11.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Absolute Return Strategy Fund Institutional Class	-0.10%	6.20%	8.85%	7.18%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class P	-0.13%	6.13%	8.72%	7.05%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class D	-0.28%	5.62%	8.38%	6.70%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class A	-0.26%	5.63%	8.39%	6.73%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class A (adjusted)	-4.00%	1.67%	7.56%	6.00%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class C	-0.76%	4.89%	7.72%	6.06%
PIMCO Fundamental Advantage Absolute Return Strategy Fund Class C (adjusted)	-1.69%	3.92%	7.72%	6.06%
3 Month USD LIBOR Index	0.14%	0.31%	0.63%	0.89%
Lipper Alternative Equity Market Neutral Funds Average	0.62%	1.23%	1.64%	0.71%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.30% for Class D shares, 1.30% for Class A shares, and 2.05% for Class C shares.

Portfolio Insights

»

The PIMCO Fundamental Advantage Absolute Return Strategy Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® U.S. Large and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps to gain long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index.

»

The Fund’s long exposure to the Enhanced RAFI® U.S. Large and short exposure to the S&P 500 Index, through equity index derivatives, had a positive impact on performance as the Enhanced RAFI® US Large returned 9.55% relative to a return of 8.31% for the S&P 500 Index over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration (or sensitivity to changes in market interest rates) positioning detracted from returns as U.S. Treasury yields rose over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as the sector broadly outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»

Holdings of investment grade corporate bonds had a positive impact on performance as the overall investment grade corporate bond sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Investments in municipal bonds detracted from performance as these holdings generally declined in value over the reporting period.

»	Exposure to emerging market economies detracted from performance as these securities underperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO Fundamental IndexPLUS® AR Fund

Institutional Class - PXTIX	Class D - PIXDX
Class P - PIXPX	Class A - PIXAX
Administrative Class - PXTAX	Class C - PIXCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Short-Term Instruments	39.0%
U.S. Government Agencies	20.8%
Corporate Bonds & Notes	19.6%
U.S. Treasury Obligations	8.1%
Mortgage-Backed Securities	4.9%
Other	7.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS® AR Fund Institutional Class	7.68%	25.29%	20.57%	11.55%
PIMCO Fundamental IndexPLUS® AR Fund Class P	7.52%	24.94%	20.44%	11.41%
PIMCO Fundamental IndexPLUS® AR Fund Administrative Class	7.51%	24.70%	20.24%	11.24%
PIMCO Fundamental IndexPLUS® AR Fund Class D	7.41%	24.66%	20.06%	11.08%
PIMCO Fundamental IndexPLUS® AR Fund Class A	7.42%	24.58%	20.07%	11.08%
PIMCO Fundamental IndexPLUS® AR Fund Class A (adjusted)	3.39%	19.91%	19.16%	10.57%
PIMCO Fundamental IndexPLUS® AR Fund Class C	6.95%	23.65%	19.18%	10.28%
PIMCO Fundamental IndexPLUS® AR Fund Class C (adjusted)	5.95%	22.65%	19.18%	10.28%
S&P 500 Index	8.31%	19.34%	10.02%	6.49%
Lipper Large-Cap Core Funds Average	8.44%	19.69%	9.18%	6.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.79% for the Institutional Class shares, 0.89% for Class P shares, 1.04% for Administrative Class shares, 1.19% for Class D shares, 1.19% for Class A shares, and 1.94% for Class C shares.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS® AR Fund seeks to exceed the total return of the S&P 500 Index, by investing under normal circumstances in derivatives based on Enhanced RAFI® US Large (“Enhanced RAFI® 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps.

»	The Fund’s holdings of equity index derivatives made positive contributions to performance as the Enhanced RAFI® US Large returned 9.55% versus 8.31% for the S&P 500 Index.

»

Within the fixed income collateral backing the equity index derivatives, duration (or sensitivity to changes in market interest rates) positioning detracted from returns as U.S. Treasury yields rose over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as the sector broadly outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»

Holdings of investment grade corporate bonds, specifically in the financial and industrial sectors, had a positive impact on performance as the overall investment grade corporate bond sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Investments in municipal bonds detracted from performance as these holdings generally declined in value over the reporting period.

»	Exposure to emerging market economies detracted from performance as these securities underperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

8	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

Institutional Class - PTSIX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	42.4%
U.S. Government Agencies	21.1%
Short-Term Instruments	14.7%
Corporate Bonds & Notes	10.6%
Mortgage-Backed Securities	3.6%
Other	7.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (09/30/11)
PIMCO International Fundamental IndexPLUS® AR Strategy Fund Institutional Class	13.89%	26.30%	23.16%
MSCI EAFE Net Dividend Index (USD Unhedged)	10.47%	23.77%	18.63%
Lipper International Multi-Cap Core Funds Average	8.70%	20.45%	18.13%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.83% for the Institutional Class shares.

Portfolio Insights

»

The PIMCO International Fundamental IndexPLUS® AR Strategy Fund seeks total return which exceeds that of the MSCI EAFE Net Dividend Index (USD Unhedged), by investing under normal circumstances in derivatives based on the Enhanced RAFI® International Large, backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives had a positive impact on performance as the Enhanced RAFI® International Large posted positive returns over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration (or sensitivity to changes in market interest rates) positioning detracted from returns as U.S. Treasury yields rose over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as the sector broadly outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»

Holdings of investment grade corporate bonds had a positive impact on performance as the overall investment grade corporate bond sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Investments in municipal bonds detracted from performance as these holdings generally declined in value over the reporting period.

»	Exposure to emerging market economies detracted from performance as these securities underperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

Institutional Class - PCFIX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	42.7%
U.S. Government Agencies	20.3%
Short-Term Instruments	13.3%
Corporate Bonds & Notes	11.5%
Mortgage-Backed Securities	4.4%
Other	7.8%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (09/30/11)
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund Institutional Class	12.26%	32.25%	36.51%
Russell 2000® Index	13.61%	30.06%	30.93%
Lipper Small-Cap Core Funds Average	11.92%	28.77%	28.92%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.84% for the Institutional Class shares.

Portfolio Insights

»

The PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in derivatives based on the Enhanced RAFI® (eRAFI) Small Company Index, backed by a diversified portfolio of short to intermediate duration Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	The Fund’s holdings of equity index derivatives had a positive impact on performance as the eRAFI Small Company Index posted positive returns over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration (or sensitivity to changes in market interest rates) positioning detracted from returns as U.S. Treasury yields rose over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as the sector broadly outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»

Holdings of investment grade corporate bonds had a positive impact on performance as the overall investment grade corporate bond sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Investments in municipal bonds detracted from performance as these holdings generally declined in value over the reporting period.

»	Exposure to emerging market economies detracted from performance as these securities underperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

10	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Institutional Class - PWWIX
Class P - PWWPX	Class A - PWWAX
Class D - PWWDX	Class C - PWWCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

U.S. Treasury Obligations	49.6%
U.S. Government Agencies	22.3%
Corporate Bonds & Notes	16.0%
Mortgage-Backed Securities	3.2%
Short-Term Instruments	0.2%
Other	8.7%
‡	% of Total Investments as of 09/30/13

Cumulative Total Return for the period ended September 30, 2013
	6 Months*	Fund Inception (11/30/12)
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Institutional Class	-0.14%	1.43%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class P	-0.29%	1.24%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class D	-0.43%	1.00%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class A	-0.37%	1.06%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class A (adjusted)	-4.11%	-2.74%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class C	-0.76%	0.42%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund Class C (adjusted)	-1.74%	-0.57%
3 Month USD LIBOR Index	0.14%	0.25%
Lipper Alternative Equity Market Neutral Funds Average	0.62%	1.09%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.99% for the Institutional Class shares, 1.09% for Class P shares, 1.39% for Class D shares, 1.39% for Class A shares, and 2.14% for Class C shares.

Portfolio Insights

»

The PIMCO Worldwide Fundamental Advantage AR Strategy Fund seeks total return which exceeds that of its benchmark, by investing under normal circumstances in derivatives providing exposure to a proprietary global equity market neutral index designed by the Fund’s sub-adviser, Research Affiliates, LLC, backed by a diversified portfolio of short and intermediate maturity Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund’s strategy with respect to maintaining exposure to the RAFI® Country Neutral L/S Global Index (the “Index”) can be characterized as “market neutral” because it seeks to maintain equal long and short equity positions while returning the relative appreciation (or depreciation) of the Index.

»

The Fund’s exposure to the RAFI® Country Neutral L/S Global Index through equity index derivatives had a positive impact on absolute returns as the index posted positive returns over the reporting period.

»

Within the fixed income collateral backing the equity index derivatives, duration (or sensitivity to changes in market interest rates) positioning detracted from returns as U.S. Treasury yields rose over the reporting period.

»	The Fund benefited from earning a higher yield than the money market interest rate cost associated with equity index derivatives ownership.

»	An allocation to mortgage-backed securities added to returns as the sector broadly outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»

Holdings of investment grade corporate bonds had a positive impact on performance as the overall investment grade corporate bond sector outperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

»	Investments in municipal bonds detracted from performance as these holdings generally declined in value over the reporting period.

»	Exposure to emerging market economies detracted from performance as these securities underperformed U.S. Treasuries on a duration-adjusted basis over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund
Institutional Class	$1,000.00	$948.50	$6.11	$1,000.00	$1,018.80	$6.33	1.25%
Class P	1,000.00	946.60	6.59	1,000.00	1,018.30	6.83	1.35
Administrative Class	1,000.00	946.30	7.32	1,000.00	1,017.55	7.59	1.50
Class D(a)	1,000.00	945.80	5.28	1,000.00	1,016.80	8.34	1.65
Class A(a)	1,000.00	948.80	5.29	1,000.00	1,016.80	8.34	1.65
Class C(a)	1,000.00	943.70	7.67	1,000.00	1,013.04	12.11	2.40
PIMCO Fundamental Advantage Absolute Return Strategy Fund
Institutional Class	$1,000.00	$999.00	$4.46	$1,000.00	$1,020.61	$4.51	0.89%
Class P	1,000.00	998.70	4.96	1,000.00	1,020.10	5.01	0.99
Class D	1,000.00	997.20	6.46	1,000.00	1,018.60	6.53	1.29
Class A	1,000.00	997.40	6.46	1,000.00	1,018.60	6.53	1.29
Class C	1,000.00	992.40	10.19	1,000.00	1,014.84	10.30	2.04

12	PIMCO FUNDAMENTAL INDEX FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio
PIMCO Fundamental IndexPLUS® AR Fund
Institutional Class	$1,000.00	$1,076.80	$4.11	$1,000.00	$1,021.11	$4.00	0.79%
Class P	1,000.00	1,075.20	4.63	1,000.00	1,020.61	4.51	0.89
Administrative Class	1,000.00	1,075.10	5.41	1,000.00	1,019.85	5.27	1.04
Class D	1,000.00	1,074.10	6.19	1,000.00	1,019.10	6.02	1.19
Class A	1,000.00	1,074.20	6.19	1,000.00	1,019.10	6.02	1.19
Class C	1,000.00	1,069.50	10.06	1,000.00	1,015.34	9.80	1.94
PIMCO International Fundamental IndexPLUS® AR Strategy Fund
Institutional Class	$1,000.00	$1,138.90	$4.50	$1,000.00	$1,020.86	$4.26	0.84%
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund
Institutional Class	$1,000.00	$1,122.60	$4.52	$1,000.00	$1,020.81	$4.31	0.85%
PIMCO Worldwide Fundamental Advantage AR Strategy Fund
Institutional Class	$1,000.00	$998.60	$4.96	$1,000.00	$1,020.10	$5.01	0.99%
Class P(b)	1,000.00	997.10	5.43	1,000.00	1,019.60	5.52	1.09
Class D(b)	1,000.00	995.70	6.92	1,000.00	1,018.10	7.03	1.39
Class A(b)	1,000.00	996.30	6.92	1,000.00	1,018.10	7.03	1.39
Class C(b)	1,000.00	992.40	10.63	1,000.00	1,014.34	10.81	2.14

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(a) The Beginning Account Value is reflective as of 5/31/13 for Actual Performance. Expenses paid in the Actual Performance section are equal to the Net Annualized Expense Ratio, multiplied by the average account value over the period, multiplied by 120/365 for the Class D, Class A and Class C shares of the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (to reflect the period since the inception date of 5/31/13). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

(b) The Beginning Account Value is reflective as of 4/1/13 for Actual Performance. Expenses paid in the Actual Performance section are equal to the Net Annualized Expense Ratio, multiplied by the average account value over the period, multiplied by 182/365 for the Class P, Class D, Class A and Class C shares of the PIMCO Worldwide Fundamental Advantage AR Strategy Fund (to reflect the period since the inception date of 4/1/13). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

14	PIMCO FUNDAMENTAL INDEX FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.09	$0.04	$(0.56)	$(0.52)	$0.00	$0.00	$0.00	$0.00
03/31/2013	10.14	0.11	0.61	0.72	(0.77)	0.00	0.00	(0.77)
03/31/2012	11.24	0.13	(0.91)	(0.78)	(0.32)	0.00	0.00	(0.32)
03/31/2011	11.10	0.13	2.52	2.65	(2.22)	(0.29)	0.00	(2.51)
03/31/2010	10.34	0.28	9.91	10.19	(9.03)	(0.40)	0.00	(9.43)
11/26/2008 - 03/31/2009	10.00	0.07	1.03	1.10	(0.76)	0.00	0.00	(0.76)
Class P
04/01/2013 - 09/30/2013+	10.12	0.04	(0.58)	(0.54)	0.00	0.00	0.00	0.00
03/31/2013	10.18	0.09	0.63	0.72	(0.78)	0.00	0.00	(0.78)
03/31/2012	11.24	0.11	(0.90)	(0.79)	(0.27)	0.00	0.00	(0.27)
01/07/2011 - 03/31/2011	10.85	0.03	0.36	0.39	0.00	0.00	0.00	0.00
Administrative Class
04/01/2013 - 09/30/2013+	10.06	0.03	(0.57)	(0.54)	0.00	0.00	0.00	0.00
05/31/2012 - 03/31/2013	8.98	0.06	1.81	1.87	(0.79)	0.00	0.00	(0.79)
Class D
05/31/2013 - 09/30/2013+	9.77	0.01	(0.23)	(0.22)	0.00	0.00	0.00	0.00
Class A
05/31/2013 - 09/30/2013+	9.77	0.01	(0.20)	(0.19)	0.00	0.00	0.00	0.00
Class C
05/31/2013 - 09/30/2013+	9.77	(0.01)	(0.22)	(0.23)	0.00	0.00	0.00	0.00

PIMCO Fundamental Advantage Absolute Return Strategy Fund
Institutional Class
04/01/2013 - 09/30/2013+	$4.46	$0.03	$(0.04)	$(0.01)	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2013	4.03	0.08	0.44	0.52	(0.09)	0.00	0.00	(0.09)
03/31/2012	4.41	0.09	(0.13)	(0.04)	(0.34)	0.00	0.00	(0.34)
03/31/2011	4.62	0.07	0.28	0.35	(0.56)	0.00	0.00	(0.56)
03/31/2010	4.38	0.07	1.07	1.14	(0.73)	(0.17)	0.00	(0.90)
03/31/2009	10.00	0.37	(0.86)	(0.49)	(0.02)	(5.11)	0.00	(5.13)
Class P
04/01/2013 - 09/30/2013+	4.45	0.03	(0.04)	(0.01)	(0.31)	0.00	0.00	(0.31)
03/31/2013	4.02	0.09	0.42	0.51	(0.08)	0.00	0.00	(0.08)
03/31/2012	4.40	0.10	(0.14)	(0.04)	(0.34)	0.00	0.00	(0.34)
06/30/2010 - 03/31/2011	4.71	0.05	0.13	0.18	(0.49)	0.00	0.00	(0.49)
Class D
04/01/2013 - 09/30/2013+	4.38	0.02	(0.04)	(0.02)	(0.30)	0.00	0.00	(0.30)
03/31/2013	3.96	0.07	0.41	0.48	(0.06)	0.00	0.00	(0.06)
03/31/2012	4.34	0.08	(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)
03/31/2011	4.56	0.05	0.27	0.32	(0.54)	0.00	0.00	(0.54)
03/31/2010	4.35	0.04	1.07	1.11	(0.73)	(0.17)	0.00	(0.90)
07/31/2008 - 03/31/2009	9.81	0.23	(0.57)	(0.34)	(0.01)	(5.11)	0.00	(5.12)
Class A
04/01/2013 - 09/30/2013+	4.40	0.02	(0.03)	(0.01)	(0.31)	0.00	0.00	(0.31)
03/31/2013	3.97	0.07	0.41	0.48	(0.05)	0.00	0.00	(0.05)
03/31/2012	4.35	0.08	(0.13)	(0.05)	(0.33)	0.00	0.00	(0.33)
03/31/2011	4.57	0.05	0.27	0.32	(0.54)	0.00	0.00	(0.54)
03/31/2010	4.36	0.06	1.04	1.10	(0.72)	(0.17)	0.00	(0.89)
07/31/2008 - 03/31/2009	9.81	0.24	(0.56)	(0.32)	(0.02)	(5.11)	0.00	(5.13)
Class C
04/01/2013 - 09/30/2013+	4.43	0.01	(0.05)	(0.04)	(0.29)	0.00	0.00	(0.29)
03/31/2013	3.99	0.04	0.42	0.46	(0.02)	0.00	0.00	(0.02)
03/31/2012	4.38	0.05	(0.13)	(0.08)	(0.31)	0.00	0.00	(0.31)
03/31/2011	4.61	0.01	0.27	0.28	(0.51)	0.00	0.00	(0.51)
03/31/2010	4.41	0.02	1.06	1.08	(0.71)	(0.17)	0.00	(0.88)
07/31/2008 - 03/31/2009	9.81	0.21	(0.49)	(0.28)	(0.01)	(5.11)	0.00	(5.12)

Please see footnotes on page 20.

16	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$9.57	(5.15)%	$6,425,393	1.25	%*	1.25	%*	1.25	%*	1.25	%*	0.87	%*	167%
10.09	6.95	5,989,049	1.25		1.25		1.25		1.25		1.08		399
10.14	(6.70)	4,715,043	1.25		1.25		1.25		1.25		1.37		774
11.24	24.97	2,399,802	1.25		1.25		1.25		1.25		1.13		517
11.10	104.46	368,540	1.26		1.26		1.25		1.25		1.99		589
10.34	10.94	178,966	1.25	*	1.25	*	1.25	*	1.25	*	2.06	*	244

9.58	(5.34)	3,152	1.35	*	1.35	*	1.35	*	1.35	*	0.82	*	167
10.12	6.91	5,648	1.35		1.35		1.35		1.35		0.89		399
10.18	(6.86)	2,771	1.35		1.35		1.35		1.35		1.14		774
11.24	3.59	30	1.35	*	1.35	*	1.35	*	1.35	*	1.36	*	517

9.52	(5.37)	223	1.50	*	1.50	*	1.50	*	1.50	*	0.59	*	167
10.06	20.64	127	1.50	*	1.50	*	1.50	*	1.50	*	0.73	*	399

9.55	(2.25)	167	1.65	*	1.65	*	1.65	*	1.65	*	0.39	*	167

9.58	(1.94)	1,703	1.65	*	1.65	*	1.65	*	1.65	*	0.34	*	167

9.54	(2.35)	324	2.40	*	2.40	*	2.40	*	2.40	*	(0.34	)*	167

$4.14	(0.10)%	$2,687,184	0.89	%*	0.89	%*	0.89	%*	0.89	%*	1.43	%*	132%
4.46	12.83	3,172,910	0.90		0.90		0.89		0.89		1.94		321
4.03	(0.77)	1,490,114	0.91		0.91		0.89		0.89		2.10		629
4.41	7.74	4,645,834	0.89		0.89		0.89		0.89		1.40		512
4.62	26.73	3,321,122	0.90		0.90		0.89		0.89		1.50		301
4.38	(3.56)	220,383	1.48		1.48		0.89		0.89		4.50		621

4.13	(0.13)	50,459	0.99	*	0.99	*	0.99	*	0.99	*	1.32	*	132
4.45	12.71	51,049	1.00		1.00		0.99		0.99		2.03		321
4.02	(0.81)	22,608	1.01		1.01		0.99		0.99		2.30		629
4.40	4.04	16,685	0.99	*	0.99	*	0.99	*	0.99	*	1.48	*	512

4.06	(0.28)	46,822	1.29	*	1.29	*	1.29	*	1.29	*	1.03	*	132
4.38	12.24	53,320	1.30		1.30		1.29		1.29		1.73		321
3.96	(1.08)	41,035	1.31		1.31		1.29		1.29		1.90		629
4.34	7.19	76,463	1.29		1.29		1.29		1.29		1.02		512
4.56	26.10	27,219	1.30		1.30		1.29		1.29		0.85		301
4.35	(2.02)	99	2.75	*	2.75	*	1.29	*	1.29	*	7.08	*	621

4.08	(0.26)	63,469	1.29	*	1.29	*	1.29	*	1.29	*	1.02	*	132
4.40	12.21	58,810	1.30		1.30		1.29		1.29		1.78		321
3.97	(1.05)	66,096	1.31		1.31		1.29		1.29		1.90		629
4.35	7.29	93,291	1.29		1.29		1.29		1.29		1.10		512
4.57	25.95	14,754	1.30		1.30		1.29		1.29		1.21		301
4.36	(1.90)	764	2.89	*	2.89	*	1.29	*	1.29	*	6.65	*	621

4.10	(0.76)	33,569	2.04	*	2.04	*	2.04	*	2.04	*	0.28	*	132
4.43	11.53	21,996	2.05		2.05		2.04		2.04		1.02		321
3.99	(1.88)	20,658	2.06		2.06		2.04		2.04		1.16		629
4.38	6.33	25,766	2.04		2.04		2.04		2.04		0.32		512
4.61	25.14	4,945	2.06		2.06		2.04		2.04		0.47		301
4.41	(1.59)	387	3.43	*	3.43	*	2.04	*	2.04	*	5.14	*	621

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Fundamental IndexPLUS® AR Fund
Institutional Class
04/01/2013 - 09/30/2013+	$6.57	$0.03	$0.47	$0.50	$(0.28)	$0.00	$0.00	$(0.28)
03/31/2013	5.86	0.08	1.37	1.45	(0.74)	0.00	0.00	(0.74)
03/31/2012	5.94	0.09	0.49	0.58	(0.66)	0.00	0.00	(0.66)
03/31/2011	6.07	0.15	1.16	1.31	(1.44)	0.00	0.00	(1.44)
03/31/2010	4.82	0.40	4.41	4.81	(3.56)	0.00	0.00	(3.56)
03/31/2009	9.42	0.37	(4.84)	(4.47)	0.00	(0.08)	(0.05)	(0.13)
Class P
04/01/2013 - 09/30/2013+	6.55	0.03	0.45	0.48	(0.27)	0.00	0.00	(0.27)
03/31/2013	5.85	0.07	1.37	1.44	(0.74)	0.00	0.00	(0.74)
03/31/2012	5.93	0.09	0.48	0.57	(0.65)	0.00	0.00	(0.65)
03/31/2011	6.07	0.14	1.15	1.29	(1.43)	0.00	0.00	(1.43)
03/31/2010	4.82	0.38	4.42	4.80	(3.55)	0.00	0.00	(3.55)
04/30/2008 - 03/31/2009	9.93	0.36	(5.34)	(4.98)	0.00	(0.08)	(0.05)	(0.13)
Administrative Class
04/01/2013 - 09/30/2013+	6.48	0.03	0.45	0.48	(0.27)	0.00	0.00	(0.27)
03/31/2013	5.80	0.06	1.34	1.40	(0.72)	0.00	0.00	(0.72)
03/31/2012	5.88	0.08	0.49	0.57	(0.65)	0.00	0.00	(0.65)
03/31/2011	6.03	0.13	1.14	1.27	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.81	0.36	4.41	4.77	(3.55)	0.00	0.00	(3.55)
03/31/2009	9.41	0.39	(4.87)	(4.48)	0.00	(0.08)	(0.04)	(0.12)
Class D
04/01/2013 - 09/30/2013+	6.39	0.02	0.44	0.46	(0.26)	0.00	0.00	(0.26)
03/31/2013	5.72	0.05	1.33	1.38	(0.71)	0.00	0.00	(0.71)
03/31/2012	5.81	0.07	0.47	0.54	(0.63)	0.00	0.00	(0.63)
03/31/2011	5.97	0.12	1.14	1.26	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.79	0.34	4.39	4.73	(3.55)	0.00	0.00	(3.55)
03/31/2009	9.38	0.38	(4.85)	(4.47)	0.00	(0.08)	(0.04)	(0.12)
Class A
04/01/2013 - 09/30/2013+	6.40	0.02	0.45	0.47	(0.27)	0.00	0.00	(0.27)
03/31/2013	5.72	0.05	1.33	1.38	(0.70)	0.00	0.00	(0.70)
03/31/2012	5.81	0.07	0.48	0.55	(0.64)	0.00	0.00	(0.64)
03/31/2011	5.98	0.12	1.13	1.25	(1.42)	0.00	0.00	(1.42)
03/31/2010	4.79	0.34	4.40	4.74	(3.55)	0.00	0.00	(3.55)
03/31/2009	9.38	0.38	(4.85)	(4.47)	0.00	(0.08)	(0.04)	(0.12)
Class C
04/01/2013 - 09/30/2013+	6.16	0.00	0.42	0.42	(0.25)	0.00	0.00	(0.25)
03/31/2013	5.51	0.01	1.28	1.29	(0.64)	0.00	0.00	(0.64)
03/31/2012	5.63	0.03	0.45	0.48	(0.60)	0.00	0.00	(0.60)
03/31/2011	5.84	0.08	1.09	1.17	(1.38)	0.00	0.00	(1.38)
03/31/2010	4.74	0.29	4.33	4.62	(3.52)	0.00	0.00	(3.52)
03/31/2009	9.32	0.33	(4.81)	(4.48)	0.00	(0.08)	(0.02)	(0.10)

PIMCO International Fundamental IndexPLUS® AR Strategy Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.26	$0.08	$1.47	$1.55	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2013	11.37	0.12	1.65	1.77	(1.70)	(0.18)	0.00	(1.88)
09/30/2011 - 03/31/2012	10.00	0.05	1.43	1.48	(0.11)	0.00	0.00	(0.11)

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund
Institutional Class
04/01/2013 - 09/30/2013+	$13.17	$0.10	$1.47	$1.57	$(0.70)	$0.00	$0.00	$(0.70)
03/31/2013	12.42	0.17	2.62	2.79	(1.83)	(0.21)	0.00	(2.04)
09/30/2011 - 03/31/2012	10.00	0.05	3.13	3.18	(0.76)	0.00	0.00	(0.76)

Please see footnotes on page 20.

18	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$6.79	7.68%	$1,165,698	0.79	%*	0.79	%*	0.79	%*	0.79	%*	1.01	%*	281%
6.57	26.73	1,010,658	0.79		0.79		0.79		0.79		1.29		506
5.86	10.92	351,353	0.79		0.79		0.79		0.79		1.59		1,047
5.94	25.43	210,946	0.80		0.80		0.79		0.79		2.55		453
6.07	107.06	206,500	0.97		0.97		0.79		0.79		5.94		786
4.82	(47.60)	525,176	1.60		1.60		0.79		0.79		5.54		564

6.76	7.52	281,431	0.89	*	0.89	*	0.89	*	0.89	*	0.91	*	281
6.55	26.55	153,162	0.89		0.89		0.89		0.89		1.22		506
5.85	10.91	22,443	0.89		0.89		0.89		0.89		1.56		1,047
5.93	25.17	6,672	0.90		0.90		0.89		0.89		2.40		453
6.07	106.76	1,087	0.99		0.99		0.89		0.89		5.22		786
4.82	(50.31)	5	1.73	*	1.73	*	0.89	*	0.89	*	5.61	*	564

6.69	7.51	32,003	1.04	*	1.04	*	1.04	*	1.04	*	0.77	*	281
6.48	26.13	30,040	1.04		1.04		1.04		1.04		1.00		506
5.80	10.87	2,163	1.04		1.04		1.04		1.04		1.44		1,047
5.88	24.89	59	1.05		1.05		1.04		1.04		2.26		453
6.03	106.50	13	1.17		1.17		1.04		1.04		5.25		786
4.81	(47.72)	6	1.91		1.91		1.04		1.04		5.36		564

6.59	7.41	535,875	1.19	*	1.19	*	1.19	*	1.19	*	0.62	*	281
6.39	26.04	429,208	1.19		1.19		1.19		1.19		0.91		506
5.72	10.53	91,205	1.19		1.19		1.19		1.19		1.34		1,047
5.81	24.99	81,839	1.20		1.20		1.19		1.19		2.15		453
5.97	105.95	4,725	1.32		1.32		1.19		1.19		5.02		786
4.79	(47.80)	1,712	2.07		2.07		1.19		1.19		5.19		564

6.60	7.42	539,250	1.19	*	1.19	*	1.19	*	1.19	*	0.62	*	281
6.40	26.10	291,184	1.19		1.19		1.19		1.19		0.92		506
5.72	10.62	97,573	1.19		1.19		1.19		1.19		1.33		1,047
5.81	24.77	69,302	1.20		1.20		1.19		1.19		2.09		453
5.98	106.17	16,155	1.32		1.32		1.19		1.19		5.05		786
4.79	(47.81)	7,882	2.07		2.07		1.19		1.19		5.17		564

6.33	6.95	272,590	1.94	*	1.94	*	1.94	*	1.94	*	(0.13	)*	281
6.16	25.19	115,909	1.94		1.94		1.94		1.94		0.17		506
5.51	9.71	33,921	1.94		1.94		1.94		1.94		0.56		1,047
5.63	23.86	20,521	1.95		1.95		1.94		1.94		1.37		453
5.84	104.72	6,433	2.07		2.07		1.94		1.94		4.33		786
4.74	(48.13)	2,941	2.79		2.79		1.94		1.94		4.34		564

$12.69	13.89%	$4,067,291	0.84	%*	0.84	%*	0.84	%*	0.84	%*	1.34	%*	179%
11.26	16.05	3,418,499	0.85		0.85		0.84		0.84		1.05		452
11.37	14.77	1,258,123	0.84	*	0.85	*	0.84	*	0.85	*	0.83	*	347

$14.04	12.26%	$609,124	0.85	%*	0.85	%*	0.84	%*	0.84	%*	1.48	%*	168%
13.17	25.22	526,969	0.84		0.84		0.84		0.84		1.40		385
12.42	32.56	417,462	0.84	*	0.86	*	0.84	*	0.86	*	0.91	*	227

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Worldwide Fundamental Advantage AR Strategy Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.00	$0.04	$(0.05)	$(0.01)	$(0.09)	$0.00	$0.00	$(0.09)
11/30/2012 - 03/31/2013	10.00	0.02	0.14	0.16	(0.16)	0.00	0.00	(0.16)
Class P
04/01/2013 - 09/30/2013+	10.01	0.03	(0.07)	(0.04)	(0.08)	0.00	0.00	(0.08)
Class D
04/01/2013 - 09/30/2013+	10.01	0.02	(0.07)	(0.05)	(0.07)	0.00	0.00	(0.07)
Class A
04/01/2013 - 09/30/2013+	10.01	0.02	(0.07)	(0.05)	(0.08)	0.00	0.00	(0.08)
Class C
04/01/2013 - 09/30/2013+	10.01	(0.02)	(0.07)	(0.09)	(0.05)	0.00	0.00	(0.05)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

20	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$9.90	(0.14)%	$3,030,120	0.99	%*	0.99	%*	0.99	%*	0.99	%*	0.75	%*	136%
10.00	1.57	2,509,511	0.99	*	1.01	*	0.99	*	1.01	*	0.46	*	127

9.89	(0.39)	10	1.09	*	1.09	*	1.09	*	1.09	*	0.65	*	136

9.89	(0.52)	69	1.39	*	1.39	*	1.39	*	1.39	*	0.38	*	136

9.88	(0.47)	175	1.39	*	1.39	*	1.39	*	1.39	*	0.46	*	136

9.87	(0.85)	15	2.14	*	2.14	*	2.14	*	2.14	*	(0.38	)*	136

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Fundamental IndexPLUS® AR Fund	PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Assets:
Investments, at value
Investments in securities*	$5,246,860	$2,112,752	$2,226,504	$4,396,796	$645,335	$3,436,769
Investments in Affiliates	2,046,901	780,532	915,734	697,023	81,346	4,142
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,614	1,605	697	191	33	55
Over the counter	107,353	102,150	168,216	277,207	6,355	213,487
Cash	845	6,317	2	604	0	0
Deposits with counterparty	18,789	25,657	20,226	2,494	389	2,376
Foreign currency, at value	1,418	15,682	1,973	5,002	1,081	1,596
Receivable for investments sold	1,278,718	766,532	925,630	684,162	154,562	361,364
Receivable for Fund shares sold	150,431	1,278	6,282	0	4	0
Interest and dividends receivable	25,403	11,847	10,386	14,687	2,214	13,362
Dividends receivable from Affiliates	408	111	195	165	21	39
	8,878,740	3,824,463	4,275,845	6,078,331	891,340	4,033,190

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$15,448
Payable for sale-buyback transactions	0	0	0	0	705	0
Payable for short sales	302,724	192,345	159,434	55,562	8,879	10,489
Financial Derivative Instruments
Exchange-traded or centrally cleared	192	86	151	724	108	489
Over the counter	142,392	88,549	20,582	22,853	3,130	207,346
Payable for investments purchased	1,879,137	576,851	1,071,090	1,582,486	227,197	742,321
Payable for investments in Affiliates purchased	409	111	195	165	21	39
Deposits from counterparty	117,047	82,019	191,088	346,248	41,226	24,280
Payable for Fund shares redeemed	3	1,049	4,173	480	380	5
Dividends payable	0	0	1	0	0	0
Overdraft due to custodian	0	0	0	0	181	77
Accrued investment advisory fees	3,964	1,355	1,164	1,771	266	1,690
Accrued supervisory and administrative fees	1,866	550	712	751	113	571
Accrued distribution fees	0	27	258	0	0	0
Accrued servicing fees	1	18	150	0	0	0
Reimbursement to PIMCO	0	0	0	0	8	46
Other liabilities	43	0	0	0	2	0
	2,447,778	942,960	1,448,998	2,011,040	282,216	1,002,801

Net Assets	$6,430,962	$2,881,503	$2,826,847	$4,067,291	$609,124	$3,030,389

Net Assets Consist of:
Paid in capital	$6,639,649	$3,448,713	$2,539,475	$3,521,815	$498,243	$3,086,456
Undistributed (overdistributed) net investment income	28,345	109,023	60,885	103,181	11,943	(8,371)
Accumulated undistributed net realized gain (loss)	(268,442)	(729,340)	73,454	197,294	96,241	(34,990)
Net unrealized appreciation (depreciation)	31,410	53,107	153,033	245,001	2,697	(12,706)
	$6,430,962	$2,881,503	$2,826,847	$4,067,291	$609,124	$3,030,389

Cost of Investments in Securities	$5,208,504	$2,096,307	$2,229,187	$4,414,332	$645,710	$3,458,371
Cost of Investments in Affiliates	$2,046,422	$780,457	$915,533	$696,946	$81,336	$4,142
Cost of Foreign Currency Held	$1,436	$15,723	$1,966	$4,967	$1,078	$1,599
Proceeds Received on Short Sales	$299,550	$190,185	$158,778	$54,144	$8,657	$10,228
Cost or Premiums of Financial Derivative Instruments, net	$(5,629)	$(6,420)	$(2,433)	$(5,266)	$(510)	$(3,945)

* Includes repurchase agreements of:	$0	$0	$859	$1,530	$756	$593

22	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(Amounts in thousands, except per share amounts)	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Fundamental IndexPLUS® AR Fund	PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Net Assets:
Institutional Class	$6,425,393	$2,687,184	$1,165,698	$4,067,291	$609,124	$3,030,120
Class P	3,152	50,459	281,431	NA	NA	10
Administrative Class	223	NA	32,003	NA	NA	NA
Class D	167	46,822	535,875	NA	NA	69
Class A	1,703	63,469	539,250	NA	NA	175
Class C	324	33,569	272,590	NA	NA	15

Shares Issued and Outstanding:
Institutional Class	671,081	649,818	171,775	320,568	43,379	306,180
Class P	329	12,223	41,604	NA	NA	1
Administrative Class	23	NA	4,780	NA	NA	NA
Class D	18	11,541	81,278	NA	NA	7
Class A	178	15,572	81,650	NA	NA	18
Class C	34	8,184	43,040	NA	NA	1

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.57	$4.14	$6.79	$12.69	$14.04	$9.90
Class P	9.58	4.13	6.76	NA	NA	9.89
Administrative Class	9.52	NA	6.69	NA	NA	NA
Class D	9.55	4.06	6.59	NA	NA	9.89
Class A	9.58	4.08	6.60	NA	NA	9.88
Class C	9.54	4.10	6.33	NA	NA	9.87

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Fundamental IndexPLUS® AR Fund	PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$58,712	$35,694	$21,703	$39,112	$6,472	$23,923
Dividends	450	471	210	131	0	0
Dividends from Investments in Affiliates	2,177	915	1,144	720	91	517
Miscellaneous income	0	2	0	0	0	0
Total Income	61,339	37,082	23,057	39,963	6,563	24,440

Expenses:
Investment advisory fees	24,538	10,239	6,872	10,767	1,662	10,336
Supervisory and administrative fees	11,551	4,131	4,147	4,562	704	3,492
Distribution and/or servicing fees - Administrative Class	0	0	41	0	0	0
Distribution and/or servicing fees - Class D	0	61	639	0	0	0
Distribution fees - Class C	1	101	723	0	0	0
Servicing fees - Class A	1	81	532	0	0	0
Servicing fees - Class C	0	34	241	0	0	0
Interest expense	50	41	61	81	20	25
Miscellaneous expense	0	0	0	0	8	46
Total Expenses	36,141	14,688	13,256	15,410	2,394	13,899

Net Investment Income	25,198	22,394	9,801	24,553	4,169	10,541

Net Realized Gain (Loss):
Investments in securities	(24,124)	(16,725)	(20,671)	(48,779)	(6,594)	(49,717)
Investments in Affiliates	(190)	(157)	(49)	(27)	0	39
Exchange-traded or centrally cleared financial derivative instruments	(19,680)	(146,101)	(6,741)	10,003	1,562	99
Over the counter financial derivative instruments	(240,264)	204,396	111,197	227,092	99,537	16,319
Foreign currency	(87)	(554)	184	2,895	419	587
Net Realized Gain (Loss)	(284,345)	40,859	83,920	191,184	94,924	(32,673)

Net Change in Unrealized Appreciation (Depreciation)
Investments in securities	(108,796)	(66,845)	(26,075)	(72,016)	(13,035)	(25,617)
Investments in Affiliates	455	66	180	67	8	(52)
Exchange-traded or centrally cleared financial derivative instruments	23,900	49,358	4,902	6,768	350	(693)
Over the counter financial derivative instruments	58,880	(62,662)	95,550	335,590	(20,058)	44,098
Foreign currency assets and liabilities	(62)	(353)	(211)	(867)	(63)	50
Net Change in Unrealized Appreciation (Depreciation)	(25,623)	(80,436)	74,346	269,542	(32,798)	17,786
Net Gain (Loss)	(309,968)	(39,577)	158,266	460,726	62,126	(14,887)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(284,770)	$(17,183)	$168,067	$485,279	$66,295	$(4,346)

* Foreign tax withholdings	$11	$0	$0	$0	$0	$0

24	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		PIMCO Fundamental Advantage Absolute Return Strategy Fund		PIMCO Fundamental IndexPLUS® AR Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$25,198	$59,530	$22,394	$43,861	$9,801	$12,228
Net realized gain (loss)	(284,345)	276,754	40,859	157,355	83,920	237,638
Net change in unrealized appreciation (depreciation)	(25,623)	121,975	(80,436)	70,210	74,346	64,266
Net increase (decrease) resulting from operations	(284,770)	458,259	(17,183)	271,426	168,067	314,132

Distributions to Shareholders:
From net investment income
Institutional Class	0	(423,890)	(200,928)	(53,416)	(46,984)	(81,049)
Class P	0	(638)	(3,928)	(832)	(10,339)	(8,778)
Administrative Class	0	(7)	0	0	(1,299)	(2,062)
Class D	0	0	(3,414)	(741)	(21,401)	(25,046)
Class A	0	0	(4,681)	(705)	(18,482)	(18,910)
Class C	0	0	(2,045)	(98)	(8,493)	(6,906)

Total Distributions	0	(424,535)	(214,996)	(55,792)	(106,998)	(142,751)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	720,908	1,243,286	(244,403)	1,501,940	735,617	1,260,122

Total Increase (Decrease) in Net Assets	436,138	1,277,010	(476,582)	1,717,574	796,686	1,431,503

Net Assets:
Beginning of period	5,994,824	4,717,814	3,358,085	1,640,511	2,030,161	598,658
End of period*	$6,430,962	$5,994,824	$2,881,503	$3,358,085	$2,826,847	$2,030,161

*Including undistributed net investment income of:	$28,345	$3,147	$109,023	$301,625	$60,885	$158,082

**	See note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Statements of Changes in Net Assets (Cont.)

	PIMCO International Fundamental IndexPLUS® AR Strategy Fund		PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund		PIMCO Worldwide Fundamental Advantage AR Strategy Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Period from November 30, 2012 to March 31, 2013

Increase in Net Assets from:

Operations:
Net investment income	$24,553	$30,616	$4,169	$6,165	$10,541	$1,574
Net realized gain (loss)	191,184	560,779	94,924	78,158	(32,673)	11,231
Net change in unrealized appreciation (depreciation)	269,542	(25,556)	(32,798)	20,895	17,786	(30,492)
Net increase (decrease) resulting from operations	485,279	565,839	66,295	105,218	(4,346)	(17,687)

Distributions to Shareholders:
From net investment income
Institutional Class	(38,001)	(453,125)	(29,000)	(64,570)	(25,997)	(8,036)
Class P	0	0	0	0	(0)^	0
Class D	0	0	0	0	(1)	0
Class A	0	0	0	0	(1)	0
Class C	0	0	0	0	(0)^	0
From net realized capital gains
Institutional Class	0	(47,644)	0	(7,289)	0	0
Class P	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0

Total Distributions	(38,001)	(500,769)	(29,000)	(71,859)	(25,999)	(8,036)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	201,514	2,095,306	44,860	76,148	551,223	2,535,234

Total Increase in Net Assets	648,792	2,160,376	82,155	109,507	520,878	2,509,511

Net Assets:
Beginning of period	3,418,499	1,258,123	526,969	417,462	2,509,511	0
End of period*	$4,067,291	$3,418,499	$609,124	$526,969	$3,030,389	$2,509,511

*Including undistributed (overdistributed) net investment income of:	$103,181	$116,629	$11,943	$36,774	$(8,371)	$7,087

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

26	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.6%

BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.679% due 05/02/2016	$3,500	$3,503
Springleaf Financial Funding Co.
5.500% due 05/10/2017	1,335	1,339

Total Bank Loan Obligations (Cost $4,745)		4,842

CORPORATE BONDS & NOTES 17.9%

BANKING & FINANCE 12.8%
AIG Life Holdings, Inc.
7.570% due 12/01/2045	4,000	4,480
Ally Financial, Inc.
3.465% due 02/11/2014	300	303
4.500% due 02/11/2014	4,200	4,249
4.625% due 06/26/2015	14,700	15,215
6.750% due 12/01/2014	4,650	4,905
7.500% due 09/15/2020	17,700	19,957
8.300% due 02/12/2015	10,900	11,772
American International Group, Inc.
3.750% due 11/30/2013	6,960	6,993
Banco del Estado de Chile
4.125% due 10/07/2020	9,200	9,365
Banco do Brasil S.A.
2.963% due 07/02/2014	1,500	1,513
3.875% due 10/10/2022	14,600	12,665
5.875% due 01/19/2023	8,100	7,634
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015	4,700	4,794
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,900	1,952
4.500% due 04/06/2015	2,500	2,569
Bank of America Corp.
4.500% due 04/01/2015	3,200	3,362
6.500% due 08/01/2016	1,800	2,042
Bank of Montreal
2.850% due 06/09/2015	400	416
Bank of Nova Scotia
1.950% due 01/30/2017	200	205
Banque PSA Finance S.A.
2.174% due 04/04/2014	3,500	3,487
Barclays Bank PLC
10.179% due 06/12/2021	53,800	69,977
BBVA Bancomer S.A.
4.500% due 03/10/2016	700	735
6.500% due 03/10/2021	6,200	6,479
6.750% due 09/30/2022	21,600	22,410
7.250% due 04/22/2020	900	962
Bear Stearns Cos. LLC
6.400% due 10/02/2017	900	1,051
7.250% due 02/01/2018	30,900	37,053
BNP Paribas S.A.
1.169% due 01/10/2014	6,100	6,112
BPCE S.A.
2.375% due 10/04/2013	400	400
Cantor Fitzgerald LP
7.875% due 10/15/2019	3,500	3,669
CIT Group, Inc.
4.750% due 02/15/2015	7,550	7,833
5.250% due 04/01/2014	6,300	6,418
Citigroup, Inc.
0.528% due 06/09/2016	43,600	42,588
1.516% due 11/08/2013	8,500	8,508
1.718% due 01/13/2014	6,300	6,322

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 05/07/2015		$4,795	$5,037
5.000% due 09/15/2014		18,800	19,514
5.500% due 10/15/2014		756	792
Commonwealth Bank of Australia
1.052% due 09/18/2015		2,700	2,732
Compass Bank
6.400% due 10/01/2017		12,800	13,761
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		3,200	3,516
Dexia Credit Local S.A.
0.744% due 04/29/2014		16,400	16,416
2.750% due 01/10/2014		1,500	1,509
2.750% due 04/29/2014		1,700	1,722
Eksportfinans ASA
2.000% due 09/15/2015		1,000	980
5.500% due 05/25/2016		8,300	8,705
Export-Import Bank of Korea
4.000% due 01/29/2021		11,000	11,320
5.875% due 01/14/2015		1,500	1,591
8.125% due 01/21/2014		3,400	3,477
Fifth Third Bancorp
0.672% due 12/20/2016		1,300	1,278
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		10,100	10,336
5.625% due 09/15/2015		38,500	41,690
8.000% due 06/01/2014		100	105
General Electric Capital Corp.
0.461% due 10/06/2015		1,500	1,495
3.800% due 06/18/2019		300	314
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,958
GSPA Monetization Trust
6.422% due 10/09/2029		$1,621	1,582
HBOS PLC
0.959% due 09/06/2017		4,000	3,817
6.750% due 05/21/2018		1,300	1,451
HSBC Finance Corp.
6.676% due 01/15/2021		11,700	13,385
ING Bank NV
1.658% due 06/09/2014		2,100	2,118
International Lease Finance Corp.
4.875% due 04/01/2015		2,600	2,699
5.650% due 06/01/2014		700	718
6.500% due 09/01/2014		15,900	16,576
6.750% due 09/01/2016		1,100	1,213
8.625% due 09/15/2015		900	997
Intesa Sanpaolo SpA
2.662% due 02/24/2014		2,300	2,313
JPMorgan Chase & Co.
4.650% due 06/01/2014		22,216	22,829
4.750% due 03/01/2015		5,600	5,902
Korea Development Bank
3.000% due 09/14/2022		9,100	8,600
3.500% due 08/22/2017		2,400	2,525
Korea Exchange Bank
3.125% due 06/26/2017		6,900	7,103
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,047
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,200	1,259
8.500% due 12/17/2021 (c)		100	105
Macquarie Bank Ltd.
6.625% due 04/07/2021		19,200	20,972
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,365
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	3,300	4,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
6.000% due 04/28/2015		$31,300	$33,595
National Australia Bank Ltd.
0.989% due 04/11/2014		11,400	11,442
Nordea Bank AB
2.125% due 01/14/2014		500	503
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,969
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	63,000	11,539
Petrobras Global Finance BV
2.408% due 01/15/2019		$1,300	1,279
3.000% due 01/15/2019		1,600	1,509
PKO Finance AB
4.630% due 09/26/2022		3,700	3,646
Rabobank Group
6.875% due 03/19/2020	EUR	2,800	4,200
RCI Banque S.A.
2.139% due 04/11/2014		$8,400	8,424
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	113,500	20,777
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$800	832
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		4,700	5,044
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	5,600	9,360
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$5,000	5,322
SLM Corp.
0.566% due 01/27/2014		200	199
3.875% due 09/10/2015		2,200	2,255
5.000% due 04/15/2015		10,900	11,363
SLM Corp. CPI Linked Bond
3.068% due 04/01/2014		4,202	4,182
3.879% due 11/21/2013		4,345	4,345
Springleaf Finance Corp.
5.750% due 09/15/2016		800	828
SSIF Nevada LP
0.968% due 04/14/2014		21,200	21,282
State Bank of India
2.416% due 01/21/2016		800	795
4.500% due 07/27/2015		1,000	1,029
Stone Street Trust
5.902% due 12/15/2015		3,200	3,465
Toyota Motor Credit Corp.
0.719% due 10/11/2013		24,200	24,203
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		900	871
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,000	1,061
5.450% due 11/22/2017		11,200	11,940

			821,943

INDUSTRIALS 4.3%
AbbVie, Inc.
1.027% due 11/06/2015		6,700	6,768
Altria Group, Inc.
7.750% due 02/06/2014		1,600	1,639
Amgen, Inc.
1.875% due 11/15/2014		30,000	30,426
Anadarko Petroleum Corp.
7.000% due 11/15/2027		14,160	14,945
Anheuser-Busch InBev Worldwide, Inc.
0.814% due 01/27/2014		6,400	6,413

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Asciano Finance Ltd.
5.000% due 04/07/2018		$2,100	$2,230
Braskem Finance Ltd.
5.750% due 04/15/2021		12,700	12,509
7.000% due 05/07/2020		4,700	4,982
CSN Islands Corp.
6.875% due 09/21/2019		5,000	5,200
CSN Resources S.A.
6.500% due 07/21/2020		10,400	10,426
Daimler Finance North America LLC
0.870% due 01/09/2015		14,300	14,355
DISH DBS Corp.
6.625% due 10/01/2014		4,200	4,420
7.000% due 10/01/2013		5,800	5,800
7.125% due 02/01/2016		2,900	3,194
7.750% due 05/31/2015		3,800	4,161
General Mills, Inc.
0.613% due 05/16/2014		2,700	2,705
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,700	1,819
HCA, Inc.
6.375% due 01/15/2015		2,000	2,115
6.500% due 02/15/2016		300	326
7.875% due 02/15/2020		2,400	2,594
8.500% due 04/15/2019		15,600	16,809
KB Home
5.875% due 01/15/2015		6,848	7,156
MGM Resorts International
6.625% due 07/15/2015		6,300	6,820
Mondelez International, Inc.
5.250% due 10/01/2013		4,113	4,113
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	164
Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,563
5.875% due 03/01/2018		100	108
President and Fellows of Harvard College
6.500% due 01/15/2039		200	264
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,400	4,351
Sanofi
0.558% due 03/28/2014		17,690	17,727
STATS ChipPAC Ltd.
4.500% due 03/20/2018		2,733	2,678
Temple-Inland, Inc.
6.375% due 01/15/2016		5,000	5,476
Teva Pharmaceutical Finance Co. BV
1.166% due 11/08/2013		41,000	41,025
Total Capital Canada Ltd.
0.648% due 01/17/2014		16,862	16,882
United Airlines, Inc.
6.750% due 09/15/2015		5,100	5,278
Whirlpool Corp.
7.750% due 07/15/2016		8,300	9,624

			280,065

UTILITIES 0.8%
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	101
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		4,500	4,158
Majapahit Holding BV
7.750% due 01/20/2020		1,800	1,984
Qtel International Finance Ltd.
7.875% due 06/10/2019		3,000	3,675

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	$213	$227
5.832% due 09/30/2016	517	549
6.750% due 09/30/2019	1,000	1,173
Rosneft Finance S.A.
6.625% due 03/20/2017	1,400	1,544
7.250% due 02/02/2020	1,900	2,154
7.500% due 07/18/2016	300	336
7.875% due 03/13/2018	900	1,042
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	5,448
Verizon Communications, Inc.
0.858% due 03/28/2014	5,600	5,612
2.002% due 09/14/2018	2,500	2,632
2.500% due 09/15/2016	3,200	3,301
3.650% due 09/14/2018	15,500	16,354

		50,290

Total Corporate Bonds & Notes (Cost $1,132,811)		1,152,298

MUNICIPAL BONDS & NOTES 3.4%

ARIZONA 0.1%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2029	7,000	7,680

CALIFORNIA 0.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	613
7.043% due 04/01/2050	1,100	1,348
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,450
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,000	2,313
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	212
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	8,305	8,321
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,621
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	860
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,087
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	4,200	4,653
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	9,396
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,258
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	109
7.021% due 08/01/2040	100	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	$500	$523
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	8,635

		47,509

FLORIDA 0.0%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,274

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,050
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	7,000	7,134
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	7,014

		15,198

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2032	9,500	9,699

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	832

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	1,800	2,038

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	108

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	249
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	311
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.263% due 06/01/2034	10,000	10,857

		11,417

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,265
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	3,900	4,091

		5,356

28	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	$5,500	$6,047
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,089
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	537
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 05/01/2030	3,800	4,119
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	600	612
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2041	6,500	6,724
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	12,400	13,914
5.000% due 12/15/2030	4,900	5,337
5.000% due 03/15/2031	1,500	1,615
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	7,385	8,367
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,084
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,000	1,126

		54,571

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,298
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,326
6.500% due 06/01/2047	700	570
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	3,800	3,854
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2023	2,030	2,332
5.000% due 12/15/2024	3,250	3,688
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,400	3,813

		17,881

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	112

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,203
North Texas Municipal Water District Revenue Bonds, Series 2012
5.250% due 09/01/2023	7,600	9,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	$2,600	$2,919

		14,171

VIRGINIA 0.4%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2030	24,375	26,618

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,668

Total Municipal Bonds & Notes (Cost $219,861)		218,132

U.S. GOVERNMENT AGENCIES 28.5%
Fannie Mae
0.529% due 07/25/2037	426	427
0.559% due 07/25/2037	437	438
0.579% due 09/25/2035	506	501
0.589% due 09/25/2035	868	869
0.629% due 09/25/2035	464	465
0.679% due 09/25/2041	18,875	19,011
0.875% due 08/28/2017 - 05/21/2018	66,800	65,943
0.875% due 02/08/2018 (e)	9,000	8,812
0.899% due 06/25/2037	1,275	1,282
0.909% due 06/25/2040	4,171	4,187
0.919% due 03/25/2040	1,088	1,097
1.250% due 01/30/2017	3,600	3,643
1.875% due 09/18/2018	1,300	1,316
2.310% due 08/01/2022	400	380
2.870% due 09/01/2027	4,100	3,687
3.000% due 08/01/2021 - 10/01/2043	67,089	68,693
3.429% due 03/01/2022	10,999	11,340
3.500% due 03/01/2020 - 11/01/2031	108,344	114,231
4.000% due 12/01/2024 - 11/01/2043	357,607	374,935
4.500% due 06/01/2018 - 11/01/2043	461,388	493,167
5.000% due 02/13/2017 - 11/01/2043	156,536	169,894
5.375% due 06/12/2017	2,200	2,541
5.500% due 09/01/2025 - 10/01/2043	104,424	113,863
6.000% due 11/01/2032 - 10/01/2040	7,224	7,898
FDIC Structured Sale Guaranteed Notes
0.680% due 11/29/2037	5,229	5,216
Freddie Mac
0.682% due 09/15/2041	10,163	10,174
0.732% due 07/15/2041	1,320	1,326
0.875% due 03/07/2018	2,000	1,957
0.882% due 08/15/2037	1,075	1,079
0.892% due 10/15/2037	227	228
0.902% due 05/15/2037 - 09/15/2037	1,159	1,163
1.000% due 03/08/2017 - 09/29/2017	62,500	62,381
1.000% due 06/29/2017 (e)	54,800	54,734
1.250% due 05/12/2017	3,200	3,225
1.250% due 10/02/2019 (e)	9,600	9,191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 05/30/2019		$1,600	$1,592
3.500% due 06/15/2036		326	342
3.750% due 03/27/2019		900	992
4.000% due 06/15/2038 - 11/01/2043		15,310	15,882
4.500% due 08/01/2040 - 11/01/2043		77,821	83,080
5.500% due 08/23/2017 - 04/01/2038		1,389	1,530
Ginnie Mae
3.000% due 10/15/2042 - 08/15/2043		72,000	71,206
5.000% due 08/15/2033 - 09/01/2043		32,733	35,646
Small Business Administration
6.220% due 12/01/2028		59	67

Total U.S. Government Agencies (Cost $1,810,603)			1,829,631

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Bonds
1.000% due 10/10/2043		60,000	65,635
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (g)		15,941	16,451
0.125% due 04/15/2018		606	625
0.125% due 01/15/2022		12,385	12,242
0.125% due 07/15/2022		34,841	34,354
0.625% due 07/15/2021 (e)(g)		54,930	57,233
0.625% due 02/15/2043		203	167
0.750% due 02/15/2042 (e)		3,515	3,014
1.125% due 01/15/2021		5,660	6,098
1.250% due 04/15/2014		123,511	124,601
1.250% due 07/15/2020		14,567	15,953
1.375% due 01/15/2020		3,673	4,032
1.750% due 01/15/2028 (e)		20,962	23,510
2.000% due 01/15/2014		56,637	56,937
2.000% due 07/15/2014		81,666	83,772
2.000% due 01/15/2026		19,655	22,709
2.125% due 02/15/2040		4,971	5,889
2.375% due 01/15/2025 (e)(g)		60,227	71,976
2.375% due 01/15/2027 (e)(g)		105,870	127,566
2.500% due 01/15/2029 (e)(g)		47,872	58,929
3.875% due 04/15/2029		6,252	8,978

Total U.S. Treasury Obligations (Cost $827,230)			800,671

MORTGAGE-BACKED SECURITIES 4.8%
Arran Residential Mortgages Funding PLC
1.626% due 05/16/2047	EUR	1,484	2,037
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$8,984	9,059
Banc of America Funding Corp.
0.460% due 06/20/2047		3,600	2,219
5.017% due 02/20/2035		3,403	3,391
Banc of America Large Loan Trust
2.482% due 11/15/2015		7,245	7,259
Banc of America Mortgage Trust
2.799% due 06/25/2035		2,636	2,465
Banc of America Re-REMIC Trust
5.823% due 02/24/2051		4,900	5,353
BCAP LLC Trust
2.821% due 12/26/2037		135	137
3.475% due 12/26/2035		8,668	7,824
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		1,486	1,496
2.749% due 08/25/2035		788	796

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Alt-A Trust
0.499% due 08/25/2036		$5,484	$3,164
Chase Mortgage Finance Trust
2.885% due 12/25/2035		2,213	1,978
Citigroup Mortgage Loan Trust, Inc.
0.249% due 01/25/2037		847	452
2.570% due 03/25/2036		1,823	1,668
2.829% due 03/25/2034		1,496	1,497
Countrywide Alternative Loan Trust
0.349% due 05/25/2047		2,162	1,760
0.379% due 05/25/2036		5,927	4,235
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		4,878	5,197
5.460% due 09/15/2039		20,924	22,933
Credit Suisse First Boston Mortgage Securities Corp.
2.554% due 02/25/2034		978	982
Downey Savings & Loan Association Mortgage Loan Trust
1.001% due 09/19/2044		602	552
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035		671	578
Granite Master Issuer PLC
0.360% due 12/20/2054		3,947	3,888
0.731% due 12/20/2054	GBP	27,517	43,864
0.811% due 12/20/2054		12,425	19,815
Granite Mortgages PLC
0.600% due 01/20/2044	EUR	121	162
0.878% due 09/20/2044	GBP	2,375	3,808
0.890% due 01/20/2044		98	157
0.898% due 09/20/2044		638	1,021
GSR Mortgage Loan Trust
2.681% due 09/25/2035		$814	817
Harborview Mortgage Loan Trust
0.431% due 01/19/2036		6,499	4,081
0.520% due 06/20/2035		1,618	1,482
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	916	1,246
HomeBanc Mortgage Trust
0.489% due 03/25/2035		$4,847	3,839
Indus Eclipse PLC
0.679% due 01/25/2020	GBP	3,017	4,561
IndyMac Mortgage Loan Trust
0.439% due 06/25/2035		$556	467
JPMorgan Chase Commercial Mortgage Securities Trust
4.928% due 09/12/2037		3,043	3,049
5.397% due 05/15/2045		7,303	8,041
5.447% due 06/12/2047		551	560
JPMorgan Mortgage Trust
2.695% due 08/25/2035 ^		1,043	976
2.799% due 07/25/2035		4,191	4,131
5.750% due 01/25/2036 ^		41	38
LB Commercial Mortgage Trust
6.036% due 07/15/2044		27,157	30,422
Merrill Lynch Floating Trust
0.720% due 07/09/2021		12,139	12,119
Merrill Lynch Mortgage Investors Trust
0.429% due 11/25/2035		3,645	3,433
5.099% due 09/25/2035		1,011	964
Morgan Stanley Capital Trust
5.439% due 02/12/2044		1,640	1,662
5.610% due 04/15/2049		629	634
5.760% due 04/12/2049		3,146	3,197
Morgan Stanley Mortgage Loan Trust
0.439% due 04/25/2035		7,035	6,232
2.489% due 07/25/2035		2,529	2,134
Prime Mortgage Trust
6.000% due 06/25/2036		2,731	2,330

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Provident Funding Mortgage Loan Trust
2.693% due 10/25/2035		$5,670	$5,575
Residential Accredit Loans, Inc. Trust
0.359% due 09/25/2036		6,346	4,537
0.364% due 08/25/2036		6,245	4,528
0.679% due 03/25/2035		1,936	1,392
0.679% due 08/25/2035 ^		11,227	8,213
1.653% due 08/25/2035		207	169
3.633% due 09/25/2035 ^		2,538	1,937
3.697% due 12/25/2035		7,392	5,804
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	100	129
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$3,455	3,824
Wachovia Mortgage Loan Trust LLC
2.737% due 10/20/2035 ^		1,931	1,677
WaMu Mortgage Pass-Through Certificates
0.469% due 12/25/2045		3,759	3,248
2.454% due 11/25/2046		6,670	6,000
4.448% due 12/25/2036 ^		679	580
4.840% due 06/25/2037		6,892	6,042
Wells Fargo Mortgage-Backed Securities Trust
2.675% due 03/25/2035		1,760	1,737

Total Mortgage-Backed Securities (Cost $295,921)			311,554

ASSET-BACKED SECURITIES 2.2%
Ares CLO Ltd.
0.512% due 02/24/2018		589	589
Asset-Backed Securities Corp. Home Equity Loan Trust
0.819% due 07/25/2035		2,400	2,116
Avenue CLO Ltd.
0.526% due 07/20/2018		4,398	4,385
Bear Stearns Asset-Backed Securities Trust
0.339% due 08/25/2036		2,986	1,965
0.859% due 10/25/2035		11,700	6,793
Centurion CDO Ltd.
0.578% due 03/08/2017		17,561	17,534
Chase Issuance Trust
5.160% due 04/16/2018		100	110
Citibank Omni Master Trust
2.932% due 08/15/2018		4,600	4,697
Countrywide Asset-Backed Certificates
0.279% due 08/25/2037		4,477	4,413
Halcyon Structured Asset Management Long/Short Ltd.
0.490% due 08/07/2021		1,847	1,830
Hillmark Funding
0.513% due 05/21/2021		5,800	5,616
HSBC Home Equity Loan Trust
1.120% due 11/20/2036		879	881
JPMorgan Mortgage Acquisition Trust
0.419% due 05/25/2036		9,400	6,699
Lafayette CLO Ltd.
1.659% due 09/06/2022		4,285	4,291
Morgan Stanley ABS Capital, Inc.
0.499% due 11/25/2035		10,460	10,174
Option One Mortgage Loan Trust Asset-Backed Certificates
0.319% due 01/25/2037		4,000	2,046
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.629% due 09/25/2035		445	416
Penta CLO S.A.
0.518% due 06/04/2024	EUR	3,873	5,026
SLC Student Loan Trust
4.750% due 06/15/2033		$5,356	4,973

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.484% due 12/15/2023	EUR	7,085	$9,406
3.432% due 05/16/2044		$1,967	2,072
Soundview Home Loan Trust
0.309% due 12/25/2036		3,125	2,964
South Texas Higher Education Authority, Inc.
0.748% due 10/01/2020		13,030	13,019
Specialty Underwriting & Residential Finance Trust
0.479% due 12/25/2036		28,000	18,538
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.349% due 12/25/2036		4,900	3,379
Venture CDO Ltd.
0.486% due 07/22/2021		9,500	9,300

Total Asset-Backed Securities (Cost $135,108)			143,232

SOVEREIGN ISSUES 3.5%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	2,200	3,023
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$9,700	10,549
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	11,000	3,485
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,060
Mexico Government International Bond
8.000% due 12/19/2013	MXN	1,088,000	83,982
Province of Ontario
1.600% due 09/21/2016		$7,800	7,946
1.650% due 09/27/2019		600	578
3.000% due 07/16/2018		22,700	23,980
3.150% due 06/02/2022	CAD	21,100	20,306
4.000% due 10/07/2019		$1,400	1,526
4.000% due 06/02/2021	CAD	3,900	4,029
4.200% due 06/02/2020		14,500	15,235
4.400% due 04/14/2020		$9,300	10,325
5.500% due 06/02/2018	CAD	300	332
Province of Quebec
2.750% due 08/25/2021		$13,100	12,809
3.500% due 07/29/2020		7,300	7,653
Qatar Government International Bond
5.250% due 01/20/2020		7,600	8,569
Spain Government International Bond
4.000% due 07/30/2015	EUR	8,500	11,989

Total Sovereign Issues (Cost $228,410)			227,376

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		1,639	1,864

Total Convertible Preferred Securities (Cost $1,840)			1,864

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		1,000	1,202
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,338
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (c)		4,800	6,384

Total Preferred Securities (Cost $8,472)			8,924

30	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.6%

CERTIFICATES OF DEPOSIT 0.3%
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	$13,200	$13,184
0.000% due 11/01/2013	3,300	3,296

		16,480

COMMERCIAL PAPER 2.0%
Electricite de France S.A.
0.825% due 01/17/2014	17,700	17,688
Entergy Corp.
0.940% due 11/04/2013	17,600	17,584
Hewlett-Packard Co.
0.950% due 10/30/2013	64,100	64,051
Santander S.A.
3.100% due 10/01/2013	16,300	16,300
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013	12,900	12,893

		128,516

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014	11,000	11,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY TREASURY BILLS 2.8%
0.895% due 12/23/2013 - 09/12/2014 (a)	EUR	134,700	$181,290

MEXICO TREASURY BILLS 0.9%
3.743% due 12/11/2013 - 01/09/2014 (a)	MXN	719,400	54,557

SPAIN TREASURY BILLS 2.4%
0.724% due 03/14/2014 - 06/20/2014 (a)	EUR	115,400	155,283

U.S. TREASURY BILLS 0.0%
0.014% due 12/26/2013 - 02/27/2014 (a)(e)(g)		$1,210	1,210

Total Short-Term Instruments (Cost $543,503)			548,336

Total Investments in Securities (Cost $5,208,504)			5,246,860

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 31.8%

SHORT-TERM INSTRUMENTS 31.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.8%
PIMCO Short-Term Floating NAV Portfolio	780	$8
PIMCO Short-Term Floating NAV Portfolio III	204,771,222	2,046,893

Total Short-Term Instruments (Cost $2,046,422)		2,046,901

Total Investments in Affiliates (Cost $2,046,422)		2,046,901

Total Investments 113.4% (Cost $7,254,926)		$7,293,761

Financial Derivative Instruments (d)(f) (0.5%) (Cost or Premiums, net $(5,629))		(33,617)

Other Assets and Liabilities, net (12.9%)		(829,182)

Net Assets 100.0%		$6,430,962

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS, UNITS, AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $95,084 at a weighted average interest rate of (0.020%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2043	$17,000	$(16,073)	$(16,620)
Fannie Mae	4.000%	10/01/2043	196,000	(204,714)	(205,585)
Fannie Mae	6.000%	10/01/2043	3,000	(3,278)	(3,282)
Freddie Mac	4.000%	10/01/2043	6,000	(6,258)	(6,272)
Ginnie Mae	3.000%	10/01/2043	72,000	(69,227)	(70,965)

Total Short Sales				$(299,550)	$(302,724)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
Master Securities Forward Transactions Agreement
BCY	$0	$0	$0	$(58,739)	$(58,739)	$(2,290)	$(61,029)
BOA	0	0	0	0	0	(290)	(290)
FOB	0	0	0	(30,744)	(30,744)	(3,590)	(34,334)
GRE	0	0	0	0	0	(510)	(510)
GSC	0	0	0	(109,086)	(109,086)	(3,280)	(112,366)
JPS	0	0	0	(48,602)	(48,602)	(1,500)	(50,102)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
MSC	$0	$0	$0	$0	$0	$(1,806)	$(1,806)
SAL	0	0	0	(55,553)	(55,553)	(87)	(55,640)
WFS	0	0	0	0	0	(270)	(270)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$(302,724)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	4,128	$534	$207	$0
90-Day Eurodollar December Futures	Long	12/2016	1	1	0	0
90-Day Eurodollar June Futures	Long	06/2015	5,615	1,559	351	0
90-Day Eurodollar June Futures	Long	06/2016	734	1,007	28	0
90-Day Eurodollar March Futures	Long	03/2015	7,806	976	390	0
90-Day Eurodollar March Futures	Long	03/2016	2,309	2,088	116	0
90-Day Eurodollar September Futures	Long	09/2014	257	54	3	(2)
90-Day Eurodollar September Futures	Long	09/2015	1,523	1,273	94	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	2,746	5,537	193	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	780	1,500	37	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	63	(15)	3	(1)

Total Futures Contracts				$14,514	$1,422	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$369,400	$3,401	$(329)	$0	$(189)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$68,900	$(766)	$(684)	$22	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	600,200	3,479	(427)	136	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	24,800	162	123	3	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	136,200	22,980	14,170	22	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	84,000	3,201	(2,552)	9	0

					$29,056	$10,630	$192	$0

Total Swap Agreements					$32,457	$10,301	$192	$(189)

32	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(e)	Securities with an aggregate market value of $19,284 and cash of $18,789 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,422	$192	$1,614	$0	$(3)	$(189)	$(192)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		GBP	61,492	$		95,497	$0	$(4,052)
	10/2013	$		1,035		AUD	1,155	43	0
	12/2013		EUR	66,400	$		83,810	0	(6,037)

BPS	10/2013	$		187		THB	6,028	6	0
	01/2014		THB	6,028	$		186	0	(5)
	03/2014		EUR	22,434			29,567	0	(797)

BRC	10/2013		KRW	5,412,519			4,632	0	(398)
	10/2013		TRY	1,101			580	36	0
	10/2013	$		98,707		GBP	61,492	842	0
	11/2013		GBP	61,492	$		98,683	0	(842)
	12/2013		EUR	1,688			2,286	2	0
	12/2013	$		22,551		CAD	23,244	0	(30)

CBK	10/2013		TRY	3,642	$		1,850	49	0
	12/2013		CAD	80,541			78,520	489	0
	12/2013		EUR	10,057			13,432	0	(178)
	12/2013		MXN	443,076			33,521	0	(116)
	12/2013	$		3,647		CAD	3,769	5	0
	12/2013			92,674		EUR	69,843	1,832	0
	01/2014		MXN	29,509	$		2,227	0	(9)
	04/2014		EUR	300			380	0	(25)

DUB	10/2013	$		32,600		DKK	179,877	27	(1)
	02/2014		EUR	4,000	$		5,275	0	(138)
	04/2014		DKK	179,583			32,600	1	(32)

FBF	11/2013		EUR	40,845			52,781	0	(2,481)
	11/2013	$		14,614		BRL	33,930	576	0
	04/2014		EUR	28,900	$		39,028	0	(89)
	06/2014			500			634	0	(43)

GLM	10/2013		RUB	243,790			7,440	0	(78)
	12/2013		EUR	13,881			18,783	1	0
	12/2013		MXN	1,007,262			75,406	0	(1,094)
	12/2013	$		1,443		CAD	1,487	0	(2)
	01/2014		MXN	99	$		7	0	0
	02/2014		EUR	15,637			20,933	0	(231)
	03/2014			21,791			29,108	0	(385)

HUS	10/2013		BRL	2,097			912	0	(34)
	10/2013	$		940		BRL	2,097	6	0
	12/2013		EUR	33,651	$		45,449	0	(85)
	12/2013	$		3,764		CAD	3,860	0	(25)
	12/2013			8,520		EUR	6,308	16	0

JPM	10/2013		THB	63,327	$		2,020	0	(3)
	10/2013	$		4,966		KRW	5,412,519	64	0
	10/2013			2,357		TRY	4,743	0	(11)
	10/2013		ZAR	59,054	$		5,890	15	0
	11/2013	$		2,326		GBP	1,451	23	0
	12/2013		TRY	4,743	$		2,330	10	0
	12/2013	$		2,310		MXN	30,633	15	0
	01/2014		KRW	5,412,519	$		4,940	0	(60)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MSC	10/2013		BRL	41,389	$		17,213	$0	$(1,462)
	10/2013	$		18,253		BRL	41,389	422	0
	11/2013		BRL	41,389	$		18,125	0	(405)
	12/2013		MXN	352,883			26,227	0	(563)

RYL	12/2013		EUR	1,200			1,593	0	(31)
	02/2014			46,500			61,691	0	(1,243)
	03/2014			47,884			64,025	0	(786)

SCX	10/2013	$		1,763		THB	57,299	68	0
	01/2014		THB	57,299	$		1,749	0	(72)

UAG	10/2013	$		7,509		RUB	243,790	8	0
	01/2014		RUB	243,790	$		7,388	4	0

Total Forward Foreign Currency Contracts								$4,560	$(21,843)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	31,400	$(59)	$(33)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,400	(70)	(38)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,600	(15)	(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,600	(16)	(9)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	41,200	(179)	(20)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	7,600	(16)	(8)
	Put - OTC 1 - Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,600	(16)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	123,200	(339)	(832)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		468,500	(941)	(1,166)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		468,500	(2,840)	(2,657)

MYC	Put - OTC 5 - Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		139,500	(1,235)	(678)

								$(5,726)	$(5,458)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	11,600	$(9)	$(8)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		11,600	(28)	(11)

MYC	Put - OTC CDX.IG - 20 5-Year Index	Sell	1.100%	12/18/2013		7,100	(14)	(4)

							$(51)	$(23)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	95.000	10/09/2013	$	8,000	$(27)	$(3)
BPS	Put - OTC USD versus JPY		96.000	10/21/2013		8,600	(27)	(27)

							$(54)	$(30)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(3)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(57)	$(6)

Total Written Options						$(5,888)	$(5,517)

34	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	384	$1,406,500	EUR	165,400	$(4,344)
Sales	972	2,537,700		0	(11,025)
Closing Buys	(192)	(1,012,000)		0	1,835
Expirations	(486)	(880,100)		(72,200)	4,373
Exercised	(678)	(758,800)		0	3,273

Balance at 09/30/2013	0	$1,293,300	EUR	93,200	$(5,888)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013(2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.417%	$ 2,200	$(44)	$73	$29	$0
	MetLife, Inc.	1.000%	12/20/2014	0.195%	6,100	(88)	151	63	0
	MetLife, Inc.	1.000%	12/20/2015	0.400%	1,900	(106)	132	26	0

BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.326%	EUR 4,400	(62)	51	0	(11)

BRC	Berkshire Hathaway Finance Corp.	1.000%	12/20/2013	0.091%	$ 3,900	22	(13)	9	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%	500	(7)	8	1	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%	10,800	(36)	8	0	(28)
	Brazil Government International Bond	1.000%	06/20/2016	1.197%	12,200	(18)	(43)	0	(61)
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%	3,500	(59)	8	0	(51)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%	400	(9)	12	3	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	4,500	(22)	56	34	0

CBK	Brazil Government International Bond	1.000%	09/20/2015	0.985%	1,000	(16)	16	0	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.257%	4,000	142	50	192	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%	1,400	(26)	6	0	(20)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.223%	6,700	61	(21)	40	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.305%	7,000	71	(21)	50	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%	200	(3)	5	2	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%	400	(9)	12	3	0

DUB	Brazil Government International Bond	1.000%	06/20/2015	0.930%	1,000	(10)	12	2	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%	2,500	31	0	31	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%	200	(5)	6	1	0
	Mexico Government International Bond	1.000%	06/20/2016	0.744%	12,600	31	61	92	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%	1,700	(24)	26	2	0

FBF	Brazil Government International Bond	1.000%	09/20/2015	0.985%	7,200	(90)	95	5	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%	10,700	(16)	(38)	0	(54)
	MetLife, Inc.	1.000%	12/20/2014	0.195%	200	(3)	5	2	0

GST	Brazil Government International Bond	1.000%	06/20/2015	0.930%	500	(7)	7	0	0
	MetLife, Inc.	1.000%	03/20/2015	0.271%	2,000	(121)	143	22	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%	3,500	(225)	270	45	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%	700	(7)	9	2	0

HUS	Brazil Government International Bond	1.000%	06/20/2015	0.930%	300	(8)	9	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%	900	(9)	9	0	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%	1,400	(24)	4	0	(20)
	U.S. Treasury Notes	0.250%	06/20/2017	0.330%	EUR 6,200	(12)	(11)	0	(23)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.985%	$ 1,400	(16)	16	0	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%	5,600	(332)	404	72	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%	9,600	(127)	156	29	0

MYC	Mexico Government International Bond	1.000%	03/20/2016	0.699%	5,700	(35)	79	44	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%	1,400	(20)	22	2	0

RYL	Mexico Government International Bond	1.000%	09/20/2015	0.620%	7,200	(84)	140	56	0

SOG	United Kingdom Gilt	1.000%	03/20/2015	0.076%	900	5	8	13	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.985%	500	(5)	5	0	0

						$(1,322)	$1,927	$873	$(268)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$8,500	$544	$(270)	$274	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	118	(89)	29	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	22,000	1,440	(733)	707	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	500	57	(41)	16	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,700	191	(137)	54	0

					$2,350	$(1,270)	$1,080	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,800	$2	$(55)	$0	$(53)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		3,000	0	(15)	0	(15)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	30,000	3	46	49	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		300	0	(1)	0	(1)

BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	(0)

BRC	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		2,300	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		182,000	(68)	369	301	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,900	(2)	2	0	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,200	0	3	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		10,000	(20)	(30)	0	(50)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		44,000	(4)	(157)	0	(161)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	(0)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		300	(1)	0	0	(1)

DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	5,000	18	(112)	0	(94)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	300	(1)	(1)	0	(2)

GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	3,400	0	(66)	0	(66)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	5,200	(3)	4	1	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		7,300	(1)	9	8	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		33,000	(31)	(135)	0	(166)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	(1)	0	(2)

HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		6,800	(4)	6	2	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		52,000	(23)	109	86	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,400	0	3	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		163,600	(337)	(483)	0	(820)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	(1)	0	(2)

JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		2,300	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,200	0	1	1	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(2)	(1)	(1)	(2)

MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	3,000	10	(67)	(1)	(56)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,800	1	15	16	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		38,000	(24)	87	63	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		3,400	(2)	2	0	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		6,400	(1)	8	7	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		133,000	(264)	(402)	0	(666)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		27,000	(7)	(55)	0	(62)

36	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,700	$1	$(37)	$0	$(36)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	13,000	(2)	24	22	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		26,000	(3)	(92)	0	(95)

							$(769)	$(1,030)	$561	$(2,360)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date			Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAEMLT Index	57,209	1-Month USD-LIBOR plus a specified spread	$114,407	12/31/2013			$8,455	$0
	Receive	ERAEMLT Index	109,650	1-Month USD-LIBOR plus a specified spread	248,180	03/31/2014			0	(12,721)
	Receive	ERAEMLT Index	133,748	1-Month USD-LIBOR plus a specified spread	295,804	04/30/2014			0	(8,577)
	Receive	ERAEMLT Index	321,147	1-Month USD-LIBOR plus a specified spread	691,239	05/15/2014			0	(1,591)
	Receive	ERAEMLT Index	68,251	1-Month USD-LIBOR plus a specified spread	136,489	05/30/2014			10,097	0
	Receive	ERAEMLT Index	230,947	1-Month USD-LIBOR plus a specified spread	516,894	06/13/2014			0	(20,722)
	Receive	ERAEMLT Index	205,142	1-Month USD-LIBOR plus a specified spread	444,760	06/16/2014			0	(4,007)
	Receive	ERAEMLT Index	223,020	1-Month USD-LIBOR plus a specified spread	445,998	06/30/2014			32,999	0
	Receive	ERAEMLT Index	282,536	1-Month USD-LIBOR plus a specified spread	612,555	07/15/2014			0	(5,516)

BRC	Receive	ERAEMLT Index	105,204	1-Month USD-LIBOR plus a specified spread	210,388	05/30/2014			15,579	0

FBF	Receive	ERAEMLT Index	223,876	1-Month USD-LIBOR plus a specified spread	502,578	04/15/2014			0	(21,799)
	Receive	ERAEMLT Index	307,880	1-Month USD-LIBOR plus a specified spread	680,865	04/30/2014			0	(19,677)
	Receive	ERAEMLT Index	180,814	1-Month USD-LIBOR plus a specified spread	392,016	07/15/2014			0	(3,543)

GST	Receive	ERAEMLT Index	193,576	1-Month USD-LIBOR plus a specified spread	407,500	09/30/2014			7,695	0

JPM	Receive	ERAEMLT Index	172,181	1-Month USD-LIBOR plus a specified spread	344,329	01/31/2014			25,454	0
	Receive	ERAEMLT Index	123,400	1-Month USD-LIBOR plus a specified spread	279,244	03/31/2014			0	(14,251)

									$100,279	$(112,404)

Total Swap Agreements							$259	$(12,498)	$102,793	$(115,032)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(g)	Securities with an aggregate market value of $43,725 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$43	$0	$51,718	$51,761	$(10,089)	$(93)	$(53,203)	$(63,385)	$(11,624)	$(39,620)	$(51,244)
BPS	6	0	0	6	(802)	(27)	(11)	(840)	(834)	800	(34)
BRC	880	0	16,205	17,085	(1,270)	(17)	(352)	(1,639)	15,446	(18,060)	(2,614)
CBK	2,375	0	287	2,662	(328)	(5)	(20)	(353)	2,309	(2,534)	(225)
DUB	28	0	157	185	(171)	(21)	(101)	(293)	(108)	78	(30)
FBF	576	0	7	583	(2,613)	0	(45,073)	(47,686)	(47,103)	32,801	(14,302)
GLM	1	0	9	10	(1,790)	(4,672)	(239)	(6,701)	(6,691)	4,430	(2,261)
GST	0	0	7,764	7,764	0	0	0	0	7,764	(11,020)	(3,256)
HUS	22	0	799	821	(144)	0	(865)	(1,009)	(188)	0	(188)
JPM	127	0	25,571	25,698	(74)	0	(14,253)	(14,327)	11,371	(18,660)	(7,289)
MSC	422	0	0	422	(2,430)	0	0	(2,430)	(2,008)	909	(1,099)
MYC	0	0	185	185	0	(682)	(784)	(1,466)	(1,281)	693	(588)
RYL	0	0	56	56	(2,060)	0	0	(2,060)	(2,004)	2,268	264
SCX	68	0	0	68	(72)	0	0	(72)	(4)	0	(4)
SOG	0	0	13	13	0	0	0	0	13	0	13
UAG	12	0	22	34	0	0	(131)	(131)	(97)	93	(4)

Total Over the Counter	$4,560	$0	$102,793	$107,353	$(21,843)	$(5,517)	$(115,032)	$(142,392)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,422	$1,422
Swap Agreements	0	0	0	0	192	192

	$0	$0	$0	$0	$1,614	$1,614

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,560	$0	$4,560
Swap Agreements	0	1,953	100,279	0	561	102,793

	$0	$1,953	$100,279	$4,560	$561	$107,353

	$0	$1,953	$100,279	$4,560	$2,175	$108,967

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	189	0	0	0	189

	$0	$189	$0	$0	$3	$192

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,843	$0	$21,843
Written Options	0	23	0	30	5,464	5,517
Swap Agreements	0	268	112,404	0	2,360	115,032

	$0	$291	$112,404	$21,873	$7,824	$142,392

	$0	$480	$112,404	$21,873	$7,827	$142,584

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$221	$221
Futures	0	0	0	0	(3,233)	(3,233)
Swap Agreements	0	(62)	0	0	(16,606)	(16,668)

	$0	$(62)	$0	$0	$(19,618)	$(19,680)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,774	$0	$17,774
Written Options	0	0	0	749	3,162	3,911
Swap Agreements	0	6,292	(271,246)	0	3,005	(261,949)

	$0	$6,292	$(271,246)	$18,523	$6,167	$(240,264)

	$0	$6,230	$(271,246)	$18,523	$(13,451)	$(259,944)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(59)	$(59)
Futures	0	0	0	0	13,383	13,383
Swap Agreements	0	(329)	0	0	10,905	10,576

	$0	$(329)	$0	$0	$24,229	$23,900

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(18,083)	$0	$(18,083)
Written Options	0	28	0	(103)	(1,853)	(1,928)
Swap Agreements	0	(5,540)	87,153	0	(2,722)	78,891

	$0	$(5,512)	$87,153	$(18,186)	$(4,575)	$58,880

	$0	$(5,841)	$87,153	$(18,186)	$19,654	$82,780

38	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,842	$0	$4,842
Corporate Bonds & Notes
Banking & Finance	0	818,848	3,095	821,943
Industrials	0	280,065	0	280,065
Utilities	0	50,290	0	50,290
Municipal Bonds & Notes
Arizona	0	7,680	0	7,680
California	0	47,509	0	47,509
Florida	0	2,274	0	2,274
Illinois	0	15,198	0	15,198
Kansas	0	9,699	0	9,699
Louisiana	0	832	0	832
Massachusetts	0	2,038	0	2,038
Nebraska	0	108	0	108
Nevada	0	11,417	0	11,417
New Jersey	0	5,356	0	5,356
New York	0	54,571	0	54,571
Ohio	0	17,881	0	17,881
Tennessee	0	112	0	112
Texas	0	14,171	0	14,171
Virginia	0	26,618	0	26,618
Washington	0	2,668	0	2,668
U.S. Government Agencies	0	1,824,415	5,216	1,829,631
U.S. Treasury Obligations	0	800,671	0	800,671
Mortgage-Backed Securities	0	306,201	5,353	311,554
Asset-Backed Securities	0	143,232	0	143,232
Sovereign Issues	0	227,376	0	227,376
Convertible Preferred Securities
Banking & Finance	1,864	0	0	1,864
Preferred Securities
Banking & Finance	1,338	7,586	0	8,924
Short-Term Instruments
Certificates of Deposit	0	16,480	0	16,480
Commercial Paper	0	128,516	0	128,516

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short-Term Notes	$0	$11,000	$0	$11,000
Italy Treasury Bills	0	181,290	0	181,290
Mexico Treasury Bills	0	54,557	0	54,557
Spain Treasury Bills	0	155,283	0	155,283
U.S. Treasury Bills	0	1,210	0	1,210
	$3,202	$5,229,994	$13,664	$5,246,860

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,046,901	$0	$0	$2,046,901
Total Investments	$2,050,103	$5,229,994	$13,664	$7,293,761

Short Sales, at Value
U.S. Government Agencies	$0	$(302,724)	$0	$(302,724)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,422	192	0	1,614
Over the counter	0	107,353	0	107,353
	$1,422	$107,545	$0	$108,967

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(189)	0	(192)
Over the counter	0	(142,385)	(7)	(142,392)
	$(3)	$(142,574)	$(7)	$(142,584)

Totals	$2,051,522	$4,892,241	$13,657	$6,957,420

Assets and liabilities valued at $(28,254) transferred from Level 1 to Level 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$11,779	$0	$(13)	$(22)	$0	$(141)	$0	$(8,508)	$3,095	$(116)
Industrials	12,896	0	(12,232)	0	(168)	(496)	0	0	0	0
U.S. Government Agencies	6,135	0	(900)	1	4	(24)	0	0	5,216	(19)
Mortgage-Backed Securities	5,562	0	0	(1)	0	(208)	0	0	5,353	(208)
Asset-Backed Securities	9,924	0	(5,634)	0	0	1	0	(4,291)	0	0

	$46,296	$0	$(18,779)	$(22)	$(164)	$(868)	$0	$(12,799)	$13,664	$(343)

Financial Derivative Instruments - Liabilities
Over the counter	$(10)	$0	$0	$0	$0	$3	$0	$0	$(7)	$3

Totals	$46,286	$0	$(18,779)	$(22)	$(164)	$(865)	$0	$(12,799)	$13,657	$(340)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Schedule of Investments PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$1,513	Benchmark Pricing	Base Price	100.88
	1,582	Third Party Vendor	Broker Quote	97.58
U.S. Government Agencies	5,216	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	5,353	Benchmark Pricing	Base Price	109.13

Financial Derivative Instruments - Liabilities
Over the counter	(7)	Indicative Market Quotation	Broker Quote	0.11-0.12

Total	$13,657

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

40	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.3%

BANK LOAN OBLIGATIONS 0.1%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$2,141	$2,147

Total Bank Loan Obligations (Cost $2,137)			2,147

CORPORATE BONDS & NOTES 15.7%

BANKING & FINANCE 12.8%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		3,800	3,830
AIG Life Holdings, Inc.
8.125% due 03/15/2046		5,000	5,837
Ally Financial, Inc.
4.500% due 02/11/2014		400	405
4.625% due 06/26/2015		9,300	9,626
6.750% due 12/01/2014		5,600	5,903
7.500% due 09/15/2020		11,300	12,741
8.300% due 02/12/2015		12,700	13,716
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,701
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	5,552
5.875% due 01/19/2023		5,000	4,712
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	822
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		5,100	4,692
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,349
Barclays Bank PLC
10.179% due 06/12/2021		3,000	3,902
14.000% due 06/15/2019 (c)	GBP	1,000	2,177
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,100
6.500% due 03/10/2021		4,100	4,285
6.750% due 09/30/2022		13,200	13,695
Bear Stearns Cos. LLC
7.250% due 02/01/2018		16,200	19,426
BPCE S.A.
2.375% due 10/04/2013		1,300	1,300
CIT Group, Inc.
4.750% due 02/15/2015		17,959	18,632
Citigroup, Inc.
0.528% due 06/09/2016		14,500	14,164
4.587% due 12/15/2015		1,700	1,819
5.500% due 10/15/2014		1,200	1,258
Compass Bank
6.400% due 10/01/2017		7,000	7,526
Eksportfinans ASA
2.000% due 09/15/2015		11,800	11,564
Export-Import Bank of Korea
4.000% due 01/29/2021		6,300	6,483
4.125% due 09/09/2015		5,900	6,254
5.875% due 01/14/2015		3,000	3,182
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,500	2,558
8.000% due 06/01/2014		200	209
GSPA Monetization Trust
6.422% due 10/09/2029		135	132
HSBC Bank USA N.A.
6.000% due 08/09/2017		2,400	2,724
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,355

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ICICI Bank Ltd.
5.500% due 03/25/2015		$5,000	$5,185
International Lease Finance Corp.
4.875% due 04/01/2015		6,600	6,851
6.500% due 09/01/2014		400	417
6.625% due 11/15/2013		100	101
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		5,800	5,452
Korea Development Bank
3.000% due 09/14/2022		2,800	2,646
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,400	1,468
8.500% due 12/17/2021 (c)		700	735
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,331
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		20,000	26,850
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,256
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	7,900	10,690
6.875% due 04/25/2018		$13,900	16,401
Moody’s Corp.
4.500% due 09/01/2022		6,800	6,806
National Bank of Canada
2.200% due 10/19/2016		900	933
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,340
Petrobras Global Finance BV
3.000% due 01/15/2019		900	849
PKO Finance AB
4.630% due 09/26/2022		1,200	1,183
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	968
Rabobank Group
3.760% due 04/20/2015	AUD	2,000	1,878
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$7,100	7,384
SLM Corp.
3.875% due 09/10/2015		17,900	18,347
5.000% due 10/01/2013		100	100
8.450% due 06/15/2018		10,000	11,325
SLM Corp. CPI Linked Bond
3.638% due 01/31/2014		900	906
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	13,530
6.900% due 12/15/2017		$175	184
State Bank of India
4.500% due 07/27/2015		4,800	4,939
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		4,455	4,651
Temasek Financial Ltd.
4.300% due 10/25/2019		500	549
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,810	1,439
UBS AG
1.264% due 01/28/2014		582	584

			369,909

INDUSTRIALS 2.0%
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	7,584
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,393
CSN Islands Corp.
6.875% due 09/21/2019		1,100	1,144

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSN Resources S.A.
6.500% due 07/21/2020		$5,800	$5,815
DISH DBS Corp.
7.000% due 10/01/2013		600	600
7.750% due 05/31/2015		10,800	11,826
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,100	1,177
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,400	1,379
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,049
HCA, Inc.
7.875% due 02/15/2020		7,800	8,429
8.500% due 04/15/2019		1,400	1,509
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	328
Petrobras International Finance Co.
5.875% due 03/01/2018		$2,300	2,476
8.375% due 12/10/2018		2,400	2,882
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,825

			56,416

UTILITIES 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,500	2,556
8.700% due 08/07/2018		3,200	3,880
Electricite de France S.A.
5.500% due 01/26/2014		300	305
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,800	1,912
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		1,400	1,294
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,000	1,064
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	208
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		700	731
Rosneft Finance S.A.
7.250% due 02/02/2020		1,000	1,134
7.500% due 07/18/2016		2,300	2,579
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,143
Verizon Communications, Inc.
2.002% due 09/14/2018		1,200	1,263
2.500% due 09/15/2016		1,400	1,444
3.650% due 09/14/2018		5,600	5,909
4.500% due 09/15/2020		500	533

			26,955

Total Corporate Bonds & Notes (Cost $445,199)			453,280

MUNICIPAL BONDS & NOTES 3.7%

CALIFORNIA 1.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,300	1,475
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		2,180	2,582
6.907% due 10/01/2050		1,600	1,963
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,100	1,185

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$100	$127
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	4,613
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,120
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	4,807
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,474
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,413
5.813% due 06/01/2040	5,700	6,215
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	2,200	2,437
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,113
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	219
7.021% due 08/01/2040	500	550
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,694
6.583% due 05/15/2049	2,000	2,350

		37,337

COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	15,000	17,878

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,260
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	110
6.899% due 12/01/2040	1,600	1,800
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	538

		3,708

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022	1,935	1,228

NEW YORK 0.6%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,717
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2031	500	538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2043	$2,700	$2,792
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	700	809
5.000% due 03/15/2034	7,400	7,861
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,734

		15,451

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,541
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,276

		5,817

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	7,700	8,928

VIRGINIA 0.2%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	3,900	4,332

WASHINGTON 0.4%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,600	1,778
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	8,215	9,532

		11,310

Total Municipal Bonds & Notes (Cost $106,216)		105,989

U.S. GOVERNMENT AGENCIES 23.8%
Fannie Mae
0.875% due 08/28/2017 - 05/21/2018	37,400	36,835
1.125% due 04/27/2017 (e)	1,800	1,808
1.250% due 01/30/2017	100	101
1.747% due 07/01/2035	733	761
1.999% due 03/01/2034	723	765
2.310% due 08/01/2022	200	190
2.322% due 12/01/2034	886	939
2.500% due 06/01/2028 - 10/01/2028	9,000	8,871
2.870% due 09/01/2027	1,000	899
3.000% due 02/01/2043 - 09/01/2043	28,000	27,433
3.500% due 07/25/2031	21,358	21,008
3.820% due 09/01/2021	4,910	5,108
4.000% due 12/01/2030 - 11/01/2043	125,910	131,775
4.500% due 06/01/2018 - 10/01/2043	113,518	121,876
5.000% due 02/13/2017 - 11/01/2043	74,592	80,966

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 05/01/2023 - 10/01/2043		$40,744	$44,415
6.000% due 05/01/2036 - 04/01/2041		10,603	11,594
6.500% due 09/01/2036		885	987
Freddie Mac
0.750% due 01/12/2018		71,200	69,482
0.875% due 03/07/2018		900	880
1.000% due 03/08/2017 - 09/29/2017		22,500	22,467
1.250% due 05/12/2017		3,000	3,023
1.250% due 10/02/2019 (e)		2,320	2,221
3.500% due 07/15/2042		5,540	4,808
4.000% due 06/15/2038 - 07/15/2041		68,717	69,041
5.500% due 07/01/2036 - 03/01/2040		4,208	4,561
6.500% due 05/01/2035		1,194	1,331
Ginnie Mae
5.000% due 09/15/2037 - 10/15/2040		7,637	8,316
Small Business Administration
5.490% due 03/01/2028		265	292
6.020% due 08/01/2028		2,650	3,011

Total U.S. Government Agencies (Cost $670,530)			685,764

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2017 (e)		1,337	1,380
0.125% due 01/15/2022		310	306
0.125% due 07/15/2022		5,688	5,609
0.625% due 07/15/2021		622	648
0.625% due 02/15/2043		203	167
0.750% due 02/15/2042 (e)(g)		3,411	2,926
1.125% due 01/15/2021		214	230
1.250% due 07/15/2020		643	704
1.750% due 01/15/2028		16,948	19,008
2.000% due 07/15/2014		13,632	13,983
2.000% due 01/15/2026		5,061	5,847
2.125% due 02/15/2040		24,209	28,678
2.375% due 01/15/2025		46,224	55,241
2.375% due 01/15/2027 (e)(g)		53,283	64,201
3.625% due 04/15/2028		3,322	4,599

Total U.S. Treasury Obligations (Cost $220,472)			203,527

MORTGAGE-BACKED SECURITIES 6.6%
Arran Residential Mortgages Funding PLC
1.626% due 05/16/2047	EUR	6,678	9,166
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049		$7,100	7,916
Banc of America Large Loan Trust
2.482% due 11/15/2015		1,149	1,151
Chase Mortgage Finance Trust
5.714% due 09/25/2036		3,257	2,913
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		3,752	3,327
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,640	3,878
5.460% due 09/15/2039		11,734	12,860
First Horizon Mortgage Pass-Through Trust
2.627% due 05/25/2034		139	138
Granite Master Issuer PLC
0.380% due 12/20/2054		2,224	2,190
0.731% due 12/20/2054	GBP	11,257	17,944

42	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.811% due 12/20/2054	GBP	7,394	$11,792
Granite Mortgages PLC
0.502% due 09/20/2044	EUR	202	272
0.600% due 01/20/2044		201	271
0.838% due 03/20/2044	GBP	2,530	4,049
0.838% due 06/20/2044		1,986	3,180
0.890% due 01/20/2044		318	510
0.898% due 09/20/2044		1,627	2,606
GS Mortgage Securities Trust
1.456% due 03/06/2020		$16,164	16,189
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	2,818	3,833
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036 ^		$5,569	4,403
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,300	1,439
5.447% due 06/12/2047		1,654	1,682
JPMorgan Mortgage Trust
2.347% due 07/27/2037		1,508	1,282
2.712% due 04/25/2036		17,552	15,300
5.254% due 07/25/2035		3,647	3,768
5.750% due 01/25/2036 ^		123	113
Leek Finance Ltd.
0.510% due 09/21/2038		267	271
0.798% due 12/21/2037	GBP	2,639	4,370
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045		$600	668
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		587	547
Prime Mortgage Trust
6.000% due 06/25/2036		1,450	1,237
RBSSP Resecuritization Trust
0.429% due 02/26/2037		5,962	5,431
Sequoia Mortgage Trust
2.642% due 09/20/2046		2,051	1,720
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	300	386
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.500% due 09/25/2035		$2,229	2,218
Thornburg Mortgage Securities Trust
1.780% due 03/25/2044		2,475	2,463
2.230% due 12/25/2044		2,866	2,847
Titan Europe PLC
0.790% due 10/23/2016	GBP	9,401	14,763
WaMu Mortgage Pass-Through Certificates
2.430% due 01/25/2035		$1,270	1,289
4.493% due 06/25/2037		1,914	1,651
Wells Fargo Mortgage-Backed Securities Trust
2.623% due 12/25/2034		251	253
2.680% due 04/25/2036 ^		18,467	17,246
2.701% due 06/25/2035		1,673	1,702

Total Mortgage-Backed Securities (Cost $182,568)			191,234

ASSET-BACKED SECURITIES 3.0%
Access Group, Inc.
1.566% due 10/27/2025		1,863	1,877
Ares CLO Ltd.
0.512% due 02/24/2018		151	151
Asset-Backed Securities Corp. Home Equity Loan Trust
0.819% due 07/25/2035		1,200	1,058
Bear Stearns Asset-Backed Securities Trust
0.669% due 07/25/2035		5,656	5,537
Centurion CDO Ltd.
0.578% due 03/08/2017		10,589	10,573

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Galaxy CLO Ltd.
0.526% due 10/20/2017		$86	$86
Hillmark Funding
0.513% due 05/21/2021		5,000	4,841
HSBC Home Equity Loan Trust
0.330% due 03/20/2036		4,633	4,553
IXIS Real Estate Capital Trust
0.519% due 02/25/2036		1,366	1,331
Lafayette CLO Ltd.
1.659% due 09/06/2022		1,122	1,124
Oak Hill Credit Partners Ltd.
0.513% due 05/17/2021		5,210	5,172
Pacifica CDO Corp.
0.524% due 01/26/2020		2,379	2,360
Penta CLO S.A.
0.518% due 06/04/2024	EUR	1,452	1,885
SLC Student Loan Trust
4.750% due 06/15/2033		$3,570	3,315
SLM Student Loan Trust
0.484% due 12/15/2023	EUR	14,301	18,987
1.766% due 04/25/2023		$3,401	3,499
3.432% due 05/16/2044		4,286	4,514
South Carolina Student Loan Corp.
1.010% due 03/02/2020		3,100	3,097
1.260% due 09/03/2024		1,400	1,407
South Texas Higher Education Authority, Inc.
0.748% due 10/01/2020		7,182	7,176
Venture CDO Ltd.
0.486% due 07/22/2021		3,700	3,622

Total Asset-Backed Securities (Cost $85,849)			86,165

SOVEREIGN ISSUES 4.5%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	1,500	2,061
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	2,243
5.500% due 07/12/2020		$5,800	5,974
6.369% due 06/16/2018		7,000	7,612
6.500% due 06/10/2019		5,300	5,764
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,000	2,218
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	3,100	4,256
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		3,100	4,060
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,272
Mexico Government International Bond
8.000% due 12/19/2013	MXN	60,000	4,631
Province of Ontario
1.000% due 07/22/2016		$1,200	1,204
1.650% due 09/27/2019		5,700	5,495
2.850% due 06/02/2023	CAD	24,400	22,576
3.000% due 07/16/2018		$800	845
3.150% due 06/02/2022	CAD	3,400	3,272
4.000% due 06/02/2021		8,500	8,780
4.200% due 06/02/2020		2,500	2,627
4.400% due 06/02/2019		4,300	4,573
4.400% due 04/14/2020		$9,200	10,214
5.500% due 06/02/2018	CAD	1,200	1,328
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,412
Spain Government International Bond
4.000% due 07/30/2015	EUR	3,600	5,078

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 07/30/2014	EUR	13,400	$18,677

Total Sovereign Issues (Cost $131,621)			130,172

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		2,700	3,071

Total Convertible Preferred Securities (Cost $3,316)			3,071

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		7,400	8,896

Total Preferred Securities (Cost $7,622)			8,896

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.4%

CERTIFICATES OF DEPOSIT 0.2%
Banco do Brasil S.A.
0.000% due 01/24/2014		$3,700	3,692
Itau Unibanco Holding S.A.
0.000% due 11/01/2013		3,000	2,996

			6,688

COMMERCIAL PAPER 3.2%
Daimler Finance North America LLC
1.050% due 10/11/2013		25,000	24,993
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		3,800	3,797
1.021% due 11/08/2013		5,800	5,794
Hewlett-Packard Co.
0.950% due 10/30/2013		26,700	26,679
Santander S.A.
2.370% due 01/02/2014		16,300	16,267
3.100% due 10/01/2013		6,300	6,300
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		7,100	7,096

			90,926

ITALY TREASURY BILLS 2.7%
0.823% due 12/23/2013 - 09/12/2014 (a)	EUR	57,000	76,767

MEXICO TREASURY BILLS 1.7%
3.617% due 10/03/2013 - 01/09/2014 (a)	MXN	649,800	49,197

SPAIN TREASURY BILLS 0.6%
0.660% due 03/14/2014 - 07/18/2014 (a)	EUR	13,600	18,289

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.017% due 12/19/2013 - 01/09/2014 (a)(g)	$640	$640

Total Short-Term Instruments (Cost $240,777)		242,507

Total Investments in Securities (Cost $2,096,307)		2,112,752

	SHARES
INVESTMENTS IN AFFILIATES 27.1%

SHORT-TERM INSTRUMENTS 27.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.1%
PIMCO Short-Term Floating NAV Portfolio	729	7

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio III	78,083,668	$780,525

Total Short-Term Instruments (Cost $780,457)		780,532

Total Investments in Affiliates (Cost $780,457)		780,532

Total Investments 100.4% (Cost $2,876,764)		$2,893,284

Financial Derivative Instruments (d)(f) 0.5% (Cost or Premiums, net $(6,420))		15,120

Other Assets and Liabilities, net (0.9%)		(26,901)

Net Assets 100.0%		$2,881,503

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

As of September 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $14,597 at a weighted average interest rate of (0.036%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2028	$9,000	$(8,873)	$(8,873)
Fannie Mae	3.000%	10/01/2043	28,000	(26,474)	(27,374)
Fannie Mae	4.000%	10/01/2043	104,000	(108,632)	(109,087)
Fannie Mae	4.500%	10/01/2043	44,000	(46,206)	(47,011)

Total Short Sales				$(190,185)	$(192,345)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (1)
Master Securities Forward Transactions Agreement
BCY	$0	$0	$0	$(13,687)	$(13,687)	$(290)	$(13,977)
FOB	0	0	0	(97,359)	(97,359)	(1,000)	(98,359)
GRE	0	0	0	0	0	(320)	(320)
GSC	0	0	0	(24,607)	(24,607)	0	(24,607)
JPS	0	0	0	(45,154)	(45,154)	0	(45,154)
MSC	0	0	0	(11,538)	(11,538)	(662)	(12,200)
SAL	0	0	0	0	0	(470)	(470)

Total Borrowings and Other Financing Transactions	$0	$0	$0	$(192,345)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

44	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,919	$(256)	$96	$0
90-Day Eurodollar December Futures	Long	12/2016	14	19	0	0
90-Day Eurodollar June Futures	Long	06/2015	1,505	485	94	0
90-Day Eurodollar June Futures	Long	06/2016	64	91	3	0
90-Day Eurodollar June Futures	Long	06/2017	13	18	0	0
90-Day Eurodollar March Futures	Long	03/2015	5,286	661	264	0
90-Day Eurodollar March Futures	Long	03/2016	295	(182)	15	0
90-Day Eurodollar March Futures	Long	03/2017	9	13	0	0
90-Day Eurodollar September Futures	Long	09/2014	155	31	2	(1)
90-Day Eurodollar September Futures	Long	09/2015	2,618	(1,196)	163	0
90-Day Eurodollar September Futures	Long	09/2016	17	24	0	0
E-mini S&P 500 Index December Futures	Short	12/2013	1,959	949	713	(2)
U.S. Treasury 5-Year Note December Futures	Long	12/2013	1,487	3,001	105	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	444	888	21	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	36	(9)	2	(1)

Total Futures Contracts				$4,537	$1,478	$(4)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$161,100	$1,483	$(141)	$0	$(82)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$32,600	$(362)	$(324)	$10	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	354,600	2,056	(276)	81	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	25,900	169	127	3	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	155,000	26,151	17,521	25	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	74,000	2,820	(2,655)	8	0

					$30,834	$14,393	$127	$0

Total Swap Agreements					$32,317	$14,252	$127	$(82)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(e)	Securities with an aggregate market value of $4,187 and cash of $25,657 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,478	$127	$1,605	$0	$(4)	$(82)	$(86)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	38,159	$		51,067	$0	$(557)
	10/2013		GBP	38,925			60,451	0	(2,565)
	12/2013		EUR	19,100			24,108	0	(1,737)
	03/2014			28,585			37,674	0	(1,016)

BPS	12/2013	$		1,967		MXN	25,678	0	(17)
	08/2014		EUR	200	$		253	0	(18)

BRC	10/2013	$		62,482		GBP	38,925	533	0
	11/2013		GBP	38,925	$		62,467	0	(532)
	12/2013	$		7,467		CAD	7,696	0	(10)

CBK	12/2013			1,297			1,341	2	0
	01/2014		MXN	147,646	$		11,145	0	(46)
	04/2014		EUR	300			380	0	(26)

DUB	10/2013		AUD	1,827			1,628	0	(77)
	10/2013	$		47,434		EUR	35,136	100	0
	11/2013		EUR	35,136	$		47,437	0	(101)

FBF	10/2013		MXN	35,730			2,797	67	0
	11/2013	$		11,457		BRL	26,600	452	0
	12/2013		MXN	21,761	$		1,648	0	(4)
	04/2014		EUR	5,900			7,968	0	(18)
	06/2014			500			634	0	(43)

GLM	10/2013			5,407			7,315	0	0
	12/2013		MXN	61,749			4,577	0	(111)
	12/2013	$		2,526		CAD	2,604	0	(3)
	01/2014		MXN	302,905	$		22,890	0	(69)
	02/2014		EUR	4,681			6,266	0	(69)

HUS	10/2013		BRL	1,396			608	0	(22)
	10/2013	$		626		BRL	1,396	4	0
	11/2013		AUD	1,827	$		1,701	1	0
	11/2013	$		3,136		EUR	2,322	6	0
	12/2013		MXN	52,359	$		4,020	41	0

JPM	10/2013	$		11,219		EUR	8,430	185	0
	11/2013		EUR	32,467	$		43,785	0	(141)
	11/2013	$		2,374		GBP	1,481	23	0

MSC	10/2013		BRL	29,948	$		12,450	0	(1,062)
	10/2013	$		13,207		BRL	29,948	305	0
	11/2013		BRL	29,948	$		13,115	0	(293)
	01/2014		MXN	104,854			8,029	81	0

RBC	12/2013		CAD	59,548			57,625	0	(67)

RYL	12/2013		EUR	12,700			16,855	0	(330)
	03/2014			1,891			2,528	0	(32)

Total Forward Foreign Currency Contracts								$1,800	$(8,966)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	17,000	$(32)	$(18)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		17,000	(38)	(21)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,200	(8)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,200	(9)	(5)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	22,900	(99)	(11)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	4,200	(9)	(4)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,200	(9)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	67,600	(186)	(457)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		207,700	(419)	(517)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		207,700	(1,255)	(1,178)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		83,000	(735)	(403)

								$(2,799)	$(2,623)

46	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$	6,400	$(5)	$(5)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		6,400	(16)	(6)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013		3,800	(7)	(2)

							$(28)	$(13)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(49)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(96)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(13)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(17)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(13)

						$(1,389)	$(188)

Total Written Options						$(4,216)	$(2,824)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	320	$1,009,000	EUR	90,300	$(3,999)
Sales	536	1,315,600		0	(5,717)
Closing Buys	(160)	(646,600)		0	1,305
Expirations	(268)	(498,100)		(39,500)	2,342
Exercised	(428)	(420,200)		0	1,853

Balance at 09/30/2013	0	$759,700	EUR	50,800	$(4,216)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	American International Group, Inc.	1.000%	03/20/2016	0.447%	$	10,000	$(353)	$492	$139	$0
	China Government International Bond	1.000%	06/20/2015	0.268%		3,100	52	(12)	40	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.417%		6,800	(135)	225	90	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		8,000	(525)	628	103	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		300	(4)	7	3	0

BRC	Brazil Government International Bond	1.000%	06/20/2016	1.197%		4,200	(8)	(13)	0	(21)
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%		2,000	(34)	5	0	(29)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		1,600	(36)	47	11	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		5,900	(28)	74	46	0

CBK	American International Group, Inc.	1.000%	03/20/2016	0.447%		9,900	(354)	492	138	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,000	(16)	16	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		8,700	(15)	(29)	0	(44)
	China Government International Bond	1.000%	06/20/2015	0.268%		700	11	(2)	9	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.257%		10,500	374	131	505	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		1,600	(37)	48	11	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		800	(12)	18	6	0

DUB	Bank of America Corp.	1.000%	09/20/2014	0.317%		1,000	8	(1)	7	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		24,400	(82)	18	0	(64)
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		5,400	(13)	(14)	0	(27)
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		1,200	15	0	15	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		600	(14)	11	0	(3)
	Merrill Lynch & Co., Inc.	1.000%	03/20/2016	0.526%		1,600	(34)	53	19	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		900	(21)	27	6	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		5,400	(26)	68	42	0

FBF	Brazil Government International Bond	1.000%	09/20/2015	0.985%		1,900	(24)	25	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.985%	$	2,300	$(23)	$24	$1	$0

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.985%		2,600	(27)	29	2	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		12,400	(735)	894	159	0

RYL	China Government International Bond	1.000%	06/20/2015	0.268%		1,400	24	(5)	19	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		1,900	(22)	37	15	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.985%		500	(5)	5	0	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		400	(6)	9	3	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.328%	EUR	6,100	(91)	79	0	(12)

							$(2,196)	$3,386	$1,390	$(200)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
CBK	MCDX-20 5-Year Index	1.000%	06/20/2018	$ 5,000	$(78)	$12	$0	$(66)

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,315	0	40	40	0

					$(78)	$52	$40	$(66)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,600	$1	$(31)	$0	$(30)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	100	0	(1)	0	(1)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		265,700	127	506	633	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		600	0	0	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		19,000	(8)	40	32	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		100	0	0	0	0

DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	3,000	11	(67)	0	(56)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0

GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	1,900	0	(37)	0	(37)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		1,000	0	(5)	0	(5)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	(1)	0	0	(1)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		62,300	24	124	148	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,800	(1)	2	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		12,000	(5)	25	20	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		4,300	(8)	(13)	0	(21)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	(1)	0	(1)

JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		23,000	(58)	(15)	0	(73)

MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	1,000	3	(22)	0	(19)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	19,100	3	42	45	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		8,000	(19)	(21)	0	(40)

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,000	1	(22)	0	(21)

							$70	$494	$879	$(315)

48	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date			Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAUSLT Index	502,755	1-Month USD-LIBOR plus a specified spread	$93,025	10/15/2013			$0	$(940)
	Receive	ERAUSLT Index	4,924,788	1-Month USD-LIBOR plus a specified spread	911,234	01/15/2014			0	(9,235)
	Pay	S&P 500 Total Return Index	357,707	1-Month USD-LIBOR plus a specified spread	1,082,757	01/15/2014			9,702	0

BRC	Receive	ERAUSLT Index	2,172,760	1-Month USD-LIBOR plus a specified spread	385,817	10/31/2013			12,088	0
	Receive	ERAUSLT Index	3,290,720	1-Month USD-LIBOR plus a specified spread	526,367	03/31/2014			76,251	0
	Pay	S&P 500 Total Return Index	175,050	3-Month USD-LIBOR plus a specified spread	509,623	07/15/2014			0	(15,428)
	Receive	ERAUSLT Index	399,978	1-Month USD-LIBOR plus a specified spread	74,000	09/30/2014			0	(738)

JPM	Receive	ERAUSLT Index	464,907	1-Month USD-LIBOR plus a specified spread	86,022	10/15/2013			0	(869)
	Pay	S&P 500 Total Return Index	361,958	3-Month USD-LIBOR plus a specified spread	1,036,705	07/15/2014			0	(48,968)

									$98,041	$(76,178)

Total Swap Agreements							$(2,204)	$25,795	$100,350	$(76,759)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(g)	Securities with an aggregate market value of $46,919 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$0	$0	$10,077	$10,077	$(5,875)	$(50)	$(10,211)	$(16,136)	$(6,059)	$7,964	$1,905
BPS	0	0	0	0	(35)	0	0	(35)	(35)	0	(35)
BRC	533	0	89,061	89,594	(542)	(9)	(16,216)	(16,767)	72,827	(75,062)	(2,235)
CBK	2	0	669	671	(72)	(158)	(110)	(340)	331	(450)	(119)
DUB	100	0	89	189	(178)	(41)	(155)	(374)	(185)	0	(185)
FBF	519	0	1	520	(65)	0	0	(65)	455	(450)	5
GLM	0	0	0	0	(252)	(2,161)	(43)	(2,456)	(2,456)	1,133	(1,323)
HUS	52	0	170	222	(22)	0	(22)	(44)	178	(200)	(22)
JPM	208	0	201	409	(141)	0	(49,910)	(50,051)	(49,642)	35,888	(13,754)
MSC	386	0	0	386	(1,355)	0	0	(1,355)	(969)	602	(367)
MYC	0	0	45	45	0	(405)	(59)	(464)	(419)	(14)	(433)
RBC	0	0	0	0	(67)	0	0	(67)	(67)	0	(67)
RYL	0	0	34	34	(362)	0	0	(362)	(328)	484	156
UAG	0	0	3	3	0	0	(33)	(33)	(30)	0	(30)

Total Over the Counter	$1,800	$0	$100,350	$102,150	$(8,966)	$(2,824)	$(76,759)	$(88,549)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$713	$0	$765	$1,478
Swap Agreements	0	0	0	0	127	127

	$0	$0	$713	$0	$892	$1,605

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,800	$0	$1,800
Swap Agreements	0	1,430	98,041	0	879	100,350

	$0	$1,430	$98,041	$1,800	$879	$102,150

	$0	$1,430	$98,754	$1,800	$1,771	$103,755

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2	$0	$2	$4
Swap Agreements	0	82	0	0	0	82

	$0	$82	$2	$0	$2	$86

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,966	$0	$8,966
Written Options	0	13	0	0	2,811	2,824
Swap Agreements	0	266	76,178	0	315	76,759

	$0	$279	$76,178	$8,966	$3,126	$88,549

	$0	$361	$76,180	$8,966	$3,128	$88,635

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$144	$144
Futures	0	0	(135,772)	0	(1,185)	(136,957)
Swap Agreements	0	(27)	0	0	(9,261)	(9,288)

	$0	$(27)	$(135,772)	$0	$(10,302)	$(146,101)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,915	$0	$5,915
Written Options	0	0	0	516	1,747	2,263
Swap Agreements	0	1,699	192,866	0	1,653	196,218

	$0	$1,699	$192,866	$6,431	$3,400	$204,396

	$0	$1,672	$57,094	$6,431	$(6,902)	$58,295

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(49)	$(49)
Futures	0	0	32,203	0	3,595	35,798
Swap Agreements	0	(141)	0	0	13,750	13,609

	$0	$(141)	$32,203	$0	$17,296	$49,358

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,897)	$0	$(11,897)
Written Options	0	15	0	(290)	(881)	(1,156)
Swap Agreements	0	(1,651)	(47,696)	0	(262)	(49,609)

	$0	$(1,636)	$(47,696)	$(12,187)	$(1,143)	$(62,662)

	$0	$(1,777)	$(15,493)	$(12,187)	$16,153	$(13,304)

50	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,147	$0	$2,147
Corporate Bonds & Notes
Banking & Finance	0	369,777	132	369,909
Industrials	0	56,416	0	56,416
Utilities	0	26,955	0	26,955
Municipal Bonds & Notes
California	0	37,337	0	37,337
Colorado	0	17,878	0	17,878
Illinois	0	3,708	0	3,708
New Jersey	0	1,228	0	1,228
New York	0	15,451	0	15,451
Ohio	0	5,817	0	5,817
Texas	0	8,928	0	8,928
Virginia	0	4,332	0	4,332
Washington	0	11,310	0	11,310
U.S. Government Agencies	0	685,764	0	685,764
U.S. Treasury Obligations	0	203,527	0	203,527
Mortgage-Backed Securities	0	189,952	1,282	191,234
Asset-Backed Securities	0	86,165	0	86,165
Sovereign Issues	0	130,172	0	130,172
Convertible Preferred Securities
Banking & Finance	3,071	0	0	3,071
Preferred Securities
Banking & Finance	0	8,896	0	8,896
Short-Term Instruments
Certificates of Deposit	0	6,688	0	6,688
Commercial Paper	0	90,926	0	90,926
Italy Treasury Bills	0	76,767	0	76,767
Mexico Treasury Bills	0	49,197	0	49,197

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Spain Treasury Bills	$0	$18,289	$0	$18,289
U.S. Treasury Bills	0	640	0	640
	$3,071	$2,108,267	$1,414	$2,112,752

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$780,532	$0	$0	$780,532

Total Investments	$783,603	$2,108,267	$1,414	$2,893,284

Short Sales, at Value
U.S. Government Agencies	$0	$(192,345)	$0	$(192,345)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,478	127	0	1,605
Over the counter	0	102,150	0	102,150
	$1,478	$102,277	$0	$103,755

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(82)	0	(86)
Over the counter	0	(88,361)	(188)	(88,549)
	$(4)	$(88,443)	$(188)	$(88,635)

Totals	$785,077	$1,929,756	$1,226	$2,716,059

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$143	$0	$(1)	$0	$0	$(10)	$0	$0	$132	$(10)
Industrials	6,032	0	(5,608)	0	(192)	(232)	0	0	0	0
Mortgage-Backed Securities	0	0	0	0	0	0	1,282	0	1,282	0
Asset-Backed Securities	2,920	0	(1,797)	0	2	(1)	0	(1,124)	0	0

	$9,095	$0	$(7,406)	$0	$(190)	$(243)	$1,282	$(1,124)	$1,414	$(10)

Financial Derivative Instruments - Liabilities
Over the counter	$(274)	$0	$0	$0	$0	$86	$0	$0	$(188)	$86

Totals	$8,821	$0	$(7,406)	$0	$(190)	$(157)	$1,282	$(1,124)	$1,226	$76

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Schedule of Investments PIMCO Fundamental Advantage Absolute Return Strategy Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$132	Third Party Vendor	Broker Quote	97.58
Mortgage-Backed Securities	1,282	Third Party Vendor	Broker Quote	85.00

Financial Derivative Instruments - Liabilities
Over the counter	(188)	Indicative Market Quotation	Broker Quote	0.11-0.13

Total	$1,226

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

52	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.8%

BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.679% due 05/02/2016		$269	$269

Total Bank Loan Obligations (Cost $259)			269

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 16.4%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		200	202
AIG Life Holdings, Inc.
7.570% due 12/01/2045		12,500	14,000
Ally Financial, Inc.
3.465% due 02/11/2014		2,100	2,118
3.652% due 06/20/2014		200	203
4.500% due 02/11/2014		3,500	3,541
4.625% due 06/26/2015		12,900	13,352
6.750% due 12/01/2014		235	247
7.500% due 12/31/2013		2,300	2,337
7.500% due 09/15/2020		8,300	9,358
8.300% due 02/12/2015		2,500	2,700
American Express Credit Corp.
0.774% due 07/29/2016		6,400	6,424
American International Group, Inc.
5.050% due 10/01/2015		100	108
8.175% due 05/15/2068		19,250	22,628
ASIF
3.000% due 02/17/2017	EUR	3,500	4,696
Banco del Estado de Chile
4.125% due 10/07/2020		$4,200	4,275
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,735
5.875% due 01/19/2023		3,700	3,487
6.000% due 01/22/2020		1,500	1,597
Banco Santander Brasil S.A.
2.352% due 03/18/2014		400	400
4.250% due 01/14/2016		300	308
Banco Santander Chile
1.866% due 01/19/2016		1,000	1,007
Bank of America Corp.
0.594% due 08/15/2016		400	388
4.500% due 04/01/2015		1,500	1,576
Bank of Montreal
2.850% due 06/09/2015		100	104
Banque PSA Finance S.A.
2.174% due 04/04/2014		200	199
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	12,900	28,086
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	210
6.500% due 03/10/2021		200	209
6.750% due 09/30/2022		8,100	8,404
BPCE S.A.
2.015% due 02/07/2014		4,500	4,527
2.375% due 10/04/2013		100	100
CIT Group, Inc.
4.750% due 02/15/2015		19,700	20,439
5.250% due 04/01/2014		5,700	5,807
Citigroup, Inc.
0.528% due 06/09/2016		11,100	10,842
1.226% due 07/25/2016		19,400	19,586
1.718% due 01/13/2014		2,200	2,208
5.000% due 09/15/2014		12,700	13,182
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		100	100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
1.716% due 01/21/2014		$300	$301
Export-Import Bank of Korea
4.000% due 01/29/2021		4,700	4,837
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,400	1,433
5.625% due 09/15/2015		16,800	18,192
HBOS PLC
0.959% due 09/06/2017		2,500	2,386
International Lease Finance Corp.
4.875% due 04/01/2015		1,300	1,349
6.500% due 09/01/2014		15,300	15,950
6.625% due 11/15/2013		8,100	8,146
6.750% due 09/01/2016		200	221
8.625% due 09/15/2015		600	665
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,500	3,497
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		3,800	3,572
JPMorgan Chase & Co.
0.882% due 02/26/2016		32,800	32,876
4.750% due 03/01/2015		2,600	2,740
KeyBank N.A.
7.413% due 10/15/2027		4,000	4,366
Korea Development Bank
3.000% due 09/14/2022		1,700	1,607
3.500% due 08/22/2017		300	316
4.375% due 08/10/2015		700	742
Korea Exchange Bank
3.125% due 06/26/2017		3,200	3,294
LBG Capital PLC
7.869% due 08/25/2020	GBP	13,814	23,750
8.500% due 12/17/2021 (e)		$200	210
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,014
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		1,100	1,477
Moody’s Corp.
4.500% due 09/01/2022		4,500	4,504
Morgan Stanley
0.748% due 10/15/2015		300	298
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	28,200	5,165
Petrobras Global Finance BV
2.000% due 05/20/2016		$19,000	18,929
3.000% due 01/15/2019		600	566
PKO Finance AB
4.630% due 09/26/2022		700	690
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,076
Rabobank Group
11.000% due 06/30/2019 (e)		7,000	9,159
RCI Banque S.A.
2.139% due 04/11/2014		400	401
Realkredit Danmark A/S
2.000% due 04/01/2014	DKK	50,800	9,299
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$2,200	2,361
SLM Corp.
0.566% due 01/27/2014		7,450	7,414
5.000% due 04/15/2015		18,300	19,078
5.375% due 05/15/2014		100	102
6.250% due 01/25/2016		2,700	2,886
Springleaf Finance Corp.
5.750% due 09/15/2016		300	311
6.900% due 12/15/2017		1,300	1,365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SSIF Nevada LP
0.968% due 04/14/2014	$1,000	$1,004
State Bank of India
4.500% due 07/27/2015	1,000	1,029
Tri-Command Military Housing LLC
5.383% due 02/15/2048	3,333	2,650
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016	200	194
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	5,200	5,544
Wells Fargo & Co.
0.794% due 07/20/2016	19,000	19,082
Wells Fargo Bank N.A.
0.544% due 07/20/2015	6,900	6,919

		464,657

INDUSTRIALS 4.7%
AbbVie, Inc.
1.027% due 11/06/2015	9,835	9,934
Braskem Finance Ltd.
5.750% due 04/15/2021	5,800	5,713
Daimler Finance North America LLC
0.870% due 01/09/2015	7,800	7,830
0.945% due 08/01/2016	8,200	8,224
1.049% due 04/10/2014	1,045	1,049
DISH DBS Corp.
6.625% due 10/01/2014	7,750	8,157
7.125% due 02/01/2016	4,000	4,405
7.750% due 05/31/2015	3,600	3,942
Enbridge, Inc.
0.898% due 10/01/2016 (a)	5,400	5,409
General Mills, Inc.
0.613% due 05/16/2014	1,200	1,202
Gerdau Holdings, Inc.
7.000% due 01/20/2020	800	856
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,800	4,728
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	2,300	2,199
HCA, Inc.
6.375% due 01/15/2015	900	952
6.500% due 02/15/2016	200	217
7.875% due 02/15/2020	10,820	11,692
MGM Resorts International
6.625% due 07/15/2015	4,600	4,980
PepsiCo, Inc.
0.465% due 07/30/2015	22,500	22,527
Petrobras International Finance Co.
3.875% due 01/27/2016	900	933
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	11,341
Rohm & Haas Co.
6.000% due 09/15/2017	500	574
Schlumberger Investment S.A.
0.806% due 09/12/2014	2,700	2,713
STATS ChipPAC Ltd.
4.500% due 03/20/2018	1,300	1,274
Transocean, Inc.
4.950% due 11/15/2015	300	322
United Airlines, Inc.
6.750% due 09/15/2015	1,600	1,656
United Technologies Corp.
0.530% due 12/02/2013	500	500
Volkswagen International Finance NV
0.858% due 04/01/2014	2,300	2,306
1.063% due 02/17/2014	7,000	7,019

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	53

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woodside Finance Ltd.
4.500% due 11/10/2014	$900	$932

		133,586

UTILITIES 0.6%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	800	739
Majapahit Holding BV
7.750% due 01/20/2020	500	551
Telefonica Chile S.A.
3.875% due 10/12/2022	1,200	1,072
Verizon Communications, Inc.
0.459% due 03/06/2015	1,900	1,895
2.002% due 09/14/2018	1,200	1,263
2.500% due 09/15/2016	1,500	1,548
3.650% due 09/14/2018	8,500	8,969

		16,037

Total Corporate Bonds & Notes (Cost $616,039)		614,280

MUNICIPAL BONDS & NOTES 3.0%

CALIFORNIA 2.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	39,100	45,311
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,400	1,554
5.000% due 05/15/2032	9,400	10,065

		56,930

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	2,100	2,160

NEW YORK 0.4%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2029	9,215	10,046
5.000% due 05/01/2030	600	650
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	600	654

		11,350

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,300	1,726

TEXAS 0.1%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	4,378

WASHINGTON 0.3%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,300	1,445

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	$5,000	$5,801

		7,246

Total Municipal Bonds & Notes (Cost $89,801)		83,790

U.S. GOVERNMENT AGENCIES 23.1%
Fannie Mae
0.239% due 12/25/2036	238	234
0.529% due 03/25/2037 - 09/25/2042	879	875
0.559% due 07/25/2037	288	288
0.579% due 09/25/2035	350	347
0.589% due 09/25/2035	868	869
0.809% due 05/25/2040	325	328
0.875% due 08/28/2017 - 05/21/2018	31,500	31,072
0.899% due 06/25/2037	134	135
0.909% due 06/25/2040	2,847	2,857
0.919% due 03/25/2040	704	710
0.929% due 11/25/2039 - 01/25/2040	1,105	1,116
0.999% due 12/25/2039	232	234
1.079% due 07/25/2039	174	175
1.250% due 01/30/2017	300	304
1.359% due 06/01/2043 - 07/01/2044	337	344
1.875% due 09/18/2018	100	101
1.992% due 11/01/2035	81	85
2.231% due 10/01/2034	39	41
2.254% due 05/01/2035	17	18
2.281% due 12/01/2033	197	207
2.296% due 11/01/2034	10	11
2.299% due 07/01/2035	249	263
2.310% due 08/01/2022	200	190
2.315% due 07/01/2035	209	224
2.328% due 03/01/2035	36	38
2.330% due 08/01/2035	340	365
2.336% due 09/01/2035	287	302
2.388% due 05/01/2036	165	175
2.415% due 07/01/2034	311	328
2.442% due 05/25/2035	55	57
2.453% due 09/01/2036	157	165
2.469% due 01/01/2035	328	349
2.471% due 06/01/2035	434	462
2.500% due 06/01/2028 - 08/01/2035	483	510
2.501% due 10/01/2035	79	84
2.518% due 07/01/2036	171	183
2.590% due 07/01/2022	882	854
2.598% due 08/01/2036	154	164
2.709% due 09/01/2035	230	244
2.770% due 12/01/2033	55	58
2.868% due 06/01/2035	626	667
2.870% due 09/01/2027	500	450
2.920% due 06/01/2022	2,589	2,566
3.157% due 05/01/2022	2,081	2,183
3.500% due 11/01/2028	2,000	2,104
4.000% due 08/01/2018 - 11/01/2043	250,037	262,232
4.500% due 11/01/2018 - 11/01/2043	172,006	183,682
5.000% due 05/11/2017 - 11/01/2043	59,385	64,358
5.500% due 10/01/2021 - 10/01/2043	15,774	17,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/01/2029 - 05/01/2041	$2,216	$2,433
6.500% due 09/01/2034	11	13
Freddie Mac
0.332% due 07/15/2019	255	254
0.439% due 08/25/2031	109	106
0.512% due 02/15/2037	31	31
0.582% due 06/15/2018	30	30
0.732% due 07/15/2041	2,044	2,053
0.752% due 06/15/2041	1,944	1,957
0.792% due 07/15/2037	420	423
0.852% due 08/15/2037	367	369
0.875% due 03/07/2018	2,800	2,739
0.882% due 08/15/2037	481	483
1.000% due 06/29/2017 - 09/29/2017	14,400	14,363
1.037% due 01/15/2038	284	286
1.250% due 05/12/2017 - 10/02/2019	1,500	1,492
1.359% due 02/25/2045	50	51
4.000% due 06/15/2038	1,746	1,789
4.500% due 04/01/2039 - 11/01/2043	8,158	8,676
5.500% due 06/01/2027 - 05/01/2040	5,755	6,241
6.000% due 02/01/2034 - 11/01/2043	6,650	7,253
Ginnie Mae
5.000% due 06/15/2034 - 06/15/2041	13,289	14,487
6.000% due 05/15/2037 - 07/15/2037	436	488
NCUA Guaranteed Notes
0.632% due 10/07/2020	346	348
Small Business Administration
5.290% due 12/01/2027	344	378
5.490% due 03/01/2028	2,809	3,099
5.600% due 09/01/2028	2,730	3,042

Total U.S. Government Agencies (Cost $649,554)		653,690

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2017	411	425
0.125% due 07/15/2022	5,180	5,108
0.625% due 07/15/2021	8,810	9,179
0.625% due 02/15/2043	1,422	1,168
0.750% due 02/15/2042	22,433	19,238
1.125% due 01/15/2021	427	460
1.250% due 04/15/2014 (k)	53,532	54,005
1.250% due 07/15/2020	428	469
1.750% due 01/15/2028	7,694	8,629
2.000% due 01/15/2014	25,790	25,927
2.000% due 07/15/2014	57,625	59,110
2.000% due 01/15/2026	6,238	7,207
2.125% due 02/15/2040	16,535	19,588
2.375% due 01/15/2025	7,807	9,330
2.375% due 01/15/2027	15,985	19,261
2.500% due 01/15/2029	6,419	7,902
3.625% due 04/15/2028	2,311	3,199
3.875% due 04/15/2029 (i)	3,694	5,305

Total U.S. Treasury Obligations (Cost $260,346)		255,510

MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
2.393% due 02/25/2045	122	122

54	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Commercial Mortgage Trust
5.924% due 05/10/2045		$900	$988
Banc of America Funding Corp.
0.460% due 06/20/2047		600	370
Banc of America Large Loan Trust
2.482% due 11/15/2015		4,241	4,249
Bear Stearns Adjustable Rate Mortgage Trust
2.960% due 01/25/2034		928	923
Bear Stearns Alt-A Trust
0.339% due 02/25/2034		481	470
0.619% due 07/25/2035		2,384	2,358
2.735% due 09/25/2035		128	106
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		100	110
5.405% due 12/11/2040		3,100	3,314
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		472	366
Chaseflex Trust
0.479% due 07/25/2037		1,488	1,103
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		125	122
2.540% due 05/25/2035		228	221
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.393% due 07/15/2044		4,114	4,333
Countrywide Alternative Loan Trust
0.359% due 05/25/2047		480	368
0.369% due 09/25/2046 ^		2,433	1,583
0.459% due 02/25/2037		2,346	1,707
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036		98	86
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,640	3,878
5.383% due 02/15/2040		292	315
5.460% due 09/15/2039		10,749	11,781
Deutsche ALT-A Securities, Inc.
0.509% due 02/25/2036		6,058	4,055
First Horizon Alternative Mortgage Securities
2.277% due 08/25/2035		692	613
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		434	408
Granite Master Issuer PLC
0.307% due 12/20/2054	EUR	1,626	2,175
0.327% due 12/20/2054		167	223
0.380% due 12/20/2054		$167	164
0.731% due 12/20/2054	GBP	5,392	8,595
0.811% due 12/20/2054		2,696	4,300
Granite Mortgages PLC
0.838% due 06/20/2044		1,659	2,657
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033		$265	263
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	103
5.246% due 04/10/2037		2,300	2,335
GS Mortgage Securities Trust
1.456% due 03/06/2020		11,163	11,181
GSR Mortgage Loan Trust
2.661% due 09/25/2035		743	741
5.050% due 11/25/2035		417	410
6.000% due 05/25/2037		1,668	1,544
Harborview Mortgage Loan Trust
0.431% due 01/19/2036		1,125	706
IndyMac Mortgage Loan Trust
2.389% due 01/25/2036		418	328
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		3,336	3,673
5.420% due 01/15/2049		2,900	3,211
5.439% due 01/15/2049		10,886	12,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		$41	$38
Lanark Master Issuer PLC
1.662% due 12/22/2054		5,600	5,696
LB Commercial Mortgage Trust
6.036% due 07/15/2044		13,253	14,846
Leek Finance Ltd.
0.470% due 12/21/2038		3,056	3,078
Mellon Residential Funding Corp.
0.622% due 12/15/2030		803	781
Merrill Lynch Floating Trust
0.720% due 07/09/2021		1,029	1,027
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		370	339
1.666% due 10/25/2035		5,322	5,167
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	664
Morgan Stanley Capital Trust
5.378% due 11/14/2042		3,200	3,405
5.610% due 04/15/2049		131	132
Residential Accredit Loans, Inc. Trust
0.364% due 08/25/2036		3,037	2,202
3.697% due 12/25/2035		1,203	944
Sequoia Mortgage Trust
0.390% due 06/20/2036		1,362	1,165
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	33	43
Structured Adjustable Rate Mortgage Loan Trust
1.559% due 01/25/2035		$348	259
2.498% due 09/25/2035		470	447
2.504% due 08/25/2034		669	656
2.520% due 08/25/2035		295	270
2.548% due 01/25/2035		732	670
Structured Asset Mortgage Investments Trust
0.431% due 07/19/2035		183	166
0.459% due 02/25/2036		203	154
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.653% due 10/28/2035		314	298
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		3,292	3,251
5.012% due 12/15/2035		2,903	2,908
5.077% due 10/15/2035		249	249
5.749% due 07/15/2045		1,612	1,785
Wachovia Mortgage Loan Trust LLC
3.044% due 05/20/2036 ^		958	807
WaMu Mortgage Pass-Through Certificates
0.469% due 10/25/2045		82	76
0.499% due 01/25/2045		491	456
1.159% due 02/25/2046		1,040	957
1.353% due 11/25/2042		87	79
1.355% due 05/25/2041		25	24
2.204% due 02/27/2034		242	240
2.454% due 10/25/2046		251	231
2.454% due 12/25/2046		1,023	947
4.840% due 06/25/2037		1,064	933
Wells Fargo Mortgage-Backed Securities Trust
2.642% due 03/25/2036		552	552

Total Mortgage-Backed Securities (Cost $151,921)			154,614

ASSET-BACKED SECURITIES 3.6%
Aames Mortgage Investment Trust
1.754% due 01/25/2035		131	131
Apidos CDO Ltd.
0.524% due 07/27/2017		411	410

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ares CLO Ltd.
0.512% due 02/24/2018		$78	$78
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.999% due 02/25/2034		2,673	2,409
Asset-Backed Funding Certificates Trust
1.229% due 03/25/2034		8,643	6,711
Asset-Backed Securities Corp. Home Equity Loan Trust
0.454% due 09/25/2034		151	151
0.819% due 07/25/2035		500	441
Avenue CLO Ltd.
0.525% due 10/30/2017		845	845
0.526% due 07/20/2018		2,144	2,138
Bacchus Ltd.
0.506% due 01/20/2019		6,087	5,961
Bear Stearns Asset-Backed Securities Trust
0.339% due 08/25/2036		4,040	2,659
0.859% due 10/25/2035		4,800	2,787
Black Diamond CLO Delaware Corp.
0.502% due 06/20/2017		1,114	1,114
Bumper S.A.
1.378% due 02/23/2023	EUR	2,794	3,803
Centurion CDO Ltd.
0.578% due 03/08/2017		$7,951	7,939
Citibank Omni Master Trust
2.932% due 08/15/2018		1,400	1,430
Citigroup Mortgage Loan Trust, Inc.
0.339% due 09/25/2036		8,244	4,015
Countrywide Asset-Backed Certificates
0.529% due 04/25/2036		6,500	6,122
Credit Suisse Mortgage Capital Certificates
0.779% due 09/25/2037		10,638	9,403
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		40	21
Duane Street CLO Ltd.
0.519% due 01/11/2021		3,799	3,735
Fremont Home Loan Trust
0.239% due 01/25/2037		19	9
Harbourmaster CLO BV
0.557% due 10/11/2019	EUR	5,552	7,498
Hillmark Funding
0.513% due 05/21/2021		$1,100	1,065
Honda Auto Receivables Owner Trust
0.880% due 09/21/2015		721	723
Lafayette CLO Ltd.
1.659% due 09/06/2022		765	766
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034		17	16
NOB Hill CLO Ltd.
0.514% due 08/15/2018		1,821	1,805
Pacifica CDO Corp.
0.524% due 01/26/2020		968	960
Panhandle-Plains Higher Education Authority, Inc.
1.378% due 10/01/2035		62	63
Residential Asset Securities Corp. Trust
0.329% due 08/25/2036		3,290	3,080
SG Mortgage Securities Trust
0.359% due 02/25/2036		16,717	9,418
SLC Student Loan Trust
4.750% due 06/15/2033		185	171
SLM Student Loan Trust
0.484% due 12/15/2023	EUR	2,165	2,874
1.232% due 06/15/2023		$1,369	1,372
3.432% due 05/16/2044		351	370
Specialty Underwriting & Residential Finance Trust
0.479% due 12/25/2036		4,900	3,244

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	55

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.499% due 05/25/2037		$3,100	$2,620
Venture CDO Ltd.
0.486% due 07/22/2021		600	587
Wood Street CLO BV
0.544% due 11/22/2021	EUR	795	1,061

Total Asset-Backed Securities (Cost $96,889)			100,005

SOVEREIGN ISSUES 1.9%
Autonomous Community of Valencia
4.375% due 07/16/2015		100	137
Junta de Castilla y Leon
6.505% due 03/01/2019		400	605
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	5,466	457
5.000% due 06/16/2016 (d)		11,031	944
8.000% due 12/19/2013		315,000	24,315
Province of Ontario
2.850% due 06/02/2023	CAD	21,100	19,522
3.150% due 06/02/2022		3,200	3,080
Province of Quebec
3.500% due 07/29/2020		$500	524
Qatar Government International Bond
5.250% due 01/20/2020		3,600	4,059
Spain Government International Bond
4.000% due 07/30/2015	EUR	600	846

Total Sovereign Issues (Cost $55,559)			54,489

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
DG Funding Trust
2.534% due 10/30/2013 (e)		243	1,720

Total Preferred Securities (Cost $2,585)			1,720

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 10.8%

CERTIFICATES OF DEPOSIT 0.1%
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		$3,800	$3,795

COMMERCIAL PAPER 4.4%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		17,200	17,170
British Telecommunications PLC
0.750% due 04/08/2014		1,600	1,596
0.800% due 03/10/2014		16,600	16,568
Daimler Finance North America LLC
0.295% due 10/08/2013		4,200	4,200
Entergy Corp.
0.940% due 11/04/2013		700	699
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		1,300	1,299
1.021% due 11/08/2013		2,800	2,797
1.021% due 12/20/2013		3,600	3,593
Hewlett-Packard Co.
0.950% due 10/30/2013		29,100	29,078
Santander S.A.
2.370% due 01/02/2014		13,000	12,974
3.100% due 10/01/2013		3,200	3,200
Vodafone Group PLC
0.700% due 02/10/2014		4,200	4,194
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		5,200	5,197
0.740% due 10/10/2013		17,400	17,397
0.740% due 10/15/2013		5,200	5,199

			125,161

REPURCHASE AGREEMENTS (f) 0.0%
			859

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.770% due 08/20/2014		5,600	5,600

ITALY TREASURY BILLS 2.8%
0.884% due 12/23/2013 - 09/12/2014 (c)	EUR	58,800	79,153

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 1.5%
3.622% due 12/05/2013 - 01/09/2014 (c)	MXN	557,300	$42,194

SPAIN TREASURY BILLS 1.8%
0.745% due 03/14/2014 - 06/20/2014 (c)	EUR	37,700	50,705

U.S. TREASURY BILLS 0.0%
0.021% due 02/27/2014 - 03/13/2014 (c)(g)(k)		$670	670

Total Short-Term Instruments (Cost $306,234)			308,137

Total Investments in Securities (Cost $2,229,187)			2,226,504

		SHARES
INVESTMENTS IN AFFILIATES 32.4%

SHORT-TERM INSTRUMENTS 32.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.4%
PIMCO Short-Term Floating NAV Portfolio		263	3
PIMCO Short-Term Floating NAV Portfolio III		91,609,776	915,731

Total Short-Term Instruments (Cost $915,533)			915,734

Total Investments in Affiliates (Cost $915,533)			915,734

Total Investments 111.2% (Cost $3,144,720)			$3,142,238

Financial Derivative Instruments (h)(j) 5.2% (Cost or Premiums, net $(2,433))			148,180

Other Assets and Liabilities, net (16.4%)			(463,571)

Net Assets 100.0%			$2,826,847

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.

56	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$859	Fannie Mae 2.200% due 10/17/2022	$(878)	$859	$859

Total Repurchase Agreements						$(878)	$859	$859

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $15,035 at a weighted average interest rate of (0.140%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2043	$152,000	$(158,778)	$(159,434)

Total Short Sales				$(158,778)	$(159,434)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(g)	Securities with an aggregate market value of $280 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$859	$0	$0	$0	$859	$(878)	$(19)

Master Securities Forward Transactions Agreement
BCY	0	0	0	(20,978)	(20,978)	(1,780)	(22,758)
BOA	0	0	0	(4,196)	(4,196)	280	(3,916)
DEU	0	0	0	0	0	(2,700)	(2,700)
FOB	0	0	0	0	0	(2,170)	(2,170)
GSC	0	0	0	(73,423)	(73,423)	(680)	(74,103)
JPS	0	0	0	0	0	(720)	(720)
MSC	0	0	0	(32,516)	(32,516)	(2,018)	(34,534)
SAL	0	0	0	(28,321)	(28,321)	(52)	(28,373)

Total Borrowings and Other Financing Transactions	$859	$0	$0	$(159,434)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,726	$283	$87	$0
90-Day Eurodollar December Futures	Long	12/2016	10	14	0	0
90-Day Eurodollar June Futures	Long	06/2015	2,884	1,248	180	0
90-Day Eurodollar June Futures	Long	06/2016	336	461	13	0
90-Day Eurodollar June Futures	Long	06/2017	8	11	0	0
90-Day Eurodollar March Futures	Long	03/2015	3,591	449	179	0
90-Day Eurodollar March Futures	Long	03/2016	977	1,059	49	0
90-Day Eurodollar March Futures	Long	03/2017	14	20	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	57

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar September Futures	Long	09/2014	170	$35	$2	$(1)
90-Day Eurodollar September Futures	Long	09/2015	729	486	45	0
90-Day Eurodollar September Futures	Long	09/2016	10	14	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	1,113	2,248	78	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	296	591	14	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	32	(8)	2	(1)

Total Futures Contracts				$6,911	$649	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-21 5-Year Index	1.000%	12/20/2018	$291,300	$2,682	$(331)	$0	$(149)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$14,500	$(161)	$(144)	$5	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	117,900	684	(231)	27	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017	18,900	123	93	2	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	23,400	3,948	3,093	4	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	91,600	3,490	(3,372)	10	0

					$8,084	$(561)	$48	$0

Total Swap Agreements					$10,766	$(892)	$48	$(149)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(i)	Securities with an aggregate market value of $206 and cash of $20,211 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$649	$48	$697	$0	$(2)	$(149)	$(151)

58	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	19,044	$		25,485	$0	$(279)
	10/2013		GBP	41,427			64,336	0	(2,730)
	10/2013		JPY	179,258			1,813	0	(11)
	12/2013		EUR	12,200			15,399	0	(1,109)

BPS	03/2014			11,132			14,671	0	(395)
	08/2014			100			127	0	(9)

BRC	10/2013	$		66,499		GBP	41,427	568	0
	11/2013		EUR	993	$		1,345	1	0
	11/2013		GBP	41,427			66,482	0	(567)

CBK	01/2014		MXN	146,359			11,048	0	(46)
	04/2014		EUR	200			253	0	(17)

DUB	10/2013	$		14,592		DKK	80,511	13	(1)
	10/2013			16,735		EUR	12,396	35	0
	11/2013		EUR	12,396	$		16,736	0	(36)
	12/2013		CAD	26,009			25,329	131	0
	02/2014		EUR	1,000			1,319	0	(35)
	04/2014		DKK	80,380			14,592	0	(14)

FBF	10/2013		EUR	5,796			7,602	0	(239)
	11/2013	$		5,561		BRL	12,912	219	0
	12/2013		MXN	16,475	$		1,248	0	(3)
	04/2014		EUR	11,300			15,260	0	(35)
	06/2014			200			254	0	(17)

GLM	10/2013			850			1,150	0	0
	12/2013		MXN	264,254			19,751	0	(316)
	01/2014			138,134			10,439	0	(31)
	02/2014		EUR	7,968			10,667	0	(118)

HUS	11/2013			19,059			25,739	0	(47)
	11/2013	$		2,274		EUR	1,684	4	0
	12/2013		MXN	51,465	$		3,951	40	0

JPM	10/2013	$		17,693		EUR	13,294	292	0
	11/2013			1,394		GBP	870	14	0

MSC	10/2013		BRL	11,533	$		4,776	0	(427)
	10/2013	$		5,086		BRL	11,533	118	0
	11/2013		BRL	11,533	$		5,051	0	(113)
	12/2013		MXN	172,841			12,846	0	(276)
	01/2014			103,171			7,899	80	0

RYL	12/2013		EUR	400			530	0	(10)
	02/2014			21,100			27,993	0	(564)
	03/2014			17,024			22,762	0	(279)

Total Forward Foreign Currency Contracts								$1,515	$(7,724)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	10,000	$(19)	$(10)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,000	(22)	(12)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,500	(5)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,500	(6)	(3)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	21,100	(92)	(10)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	2,500	(5)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,500	(5)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	49,900	(137)	(337)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		210,600	(422)	(524)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		210,600	(1,278)	(1,194)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		60,300	(534)	(293)

								$(2,525)	$(2,392)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index	Buy	0.650%	12/18/2013	$5,900	$(4)	$(4)
	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013	5,900	(15)	(6)

MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.100%	12/18/2013	3,500	(7)	(2)

						$(26)	$(12)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(6)	(1)

						$(17)	$(2)

Total Written Options						$(2,568)	$(2,406)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at 03/31/2013	136	$383,100	EUR 47,900	$(1,162)
Sales	396	1,059,000	0	(4,453)
Closing Buys	(68)	(288,800)	0	590
Expirations	(198)	(290,900)	(17,900)	1,207
Exercised	(266)	(292,800)	0	1,250

Balance at 09/30/2013	0	$569,600	EUR 30,000	$(2,568)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	American International Group, Inc.	1.000%	03/20/2016	0.447%	$300	$(11)	$15	$4	$0
	Brazil Government International Bond	1.950%	04/20/2016	1.149%	300	0	9	9	0
	Citigroup, Inc.	1.000%	09/20/2016	0.614%	1,800	22	(1)	21	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.533%	2,400	(56)	90	34	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%	700	(13)	20	7	0

BPS	General Electric Capital Corp.	4.700%	12/20/2013	0.192%	700	0	8	8	0

BRC	Brazil Government International Bond	1.000%	03/20/2016	1.120%	300	(2)	1	0	(1)
	Brazil Government International Bond	1.000%	06/20/2016	1.197%	800	(1)	(3)	0	(4)
	General Electric Capital Corp.	1.000%	09/20/2016	0.533%	1,800	20	5	25	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%	500	(8)	1	0	(7)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%	600	(14)	18	4	0

CBK	American International Group, Inc.	1.000%	03/20/2016	0.447%	400	(14)	20	6	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.440%	1,400	(10)	34	24	0
	General Electric Capital Corp.	4.325%	12/20/2013	0.192%	700	0	8	8	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.257%	600	21	7	28	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%	400	(9)	12	3	0

DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.440%	1,000	16	1	17	0
	Export-Import Bank of China	1.000%	06/20/2017	0.725%	100	(4)	5	1	0
	General Electric Capital Corp.	4.750%	12/20/2013	0.192%	800	0	9	9	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%	1,200	15	0	15	0
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.560%	1,800	23	1	24	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	800	(6)	12	6	0
	Mexico Government International Bond	1.000%	06/20/2016	0.744%	1,900	5	9	14	0

FBF	Brazil Government International Bond	1.000%	06/20/2016	1.197%	1,700	(2)	(6)	0	(8)

GST	Japan Government International Bond	1.000%	12/20/2015	0.264%	2,800	(26)	73	47	0
	MetLife, Inc.	1.000%	03/20/2015	0.271%	2,000	(121)	143	22	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	7,100	(219)	274	55	0

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.857%	13,300	(243)	275	32	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%	300	(8)	9	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%	600	(6)	6	0	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%	500	(2)	0	0	(2)
	Brazil Government International Bond	1.000%	06/20/2016	1.197%	5,800	(155)	126	0	(29)
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%	200	(3)	1	0	(2)

60	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.930%	$ 1,000	$(11)	$13	$2	$0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%	100	(1)	1	0	0

MYC	China Government International Bond	1.000%	06/20/2016	0.419%	1,500	(46)	70	24	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	1,400	(9)	20	11	0

SOG	United Kingdom Gilt	1.000%	03/20/2015	0.076%	300	1	3	4	0

UAG	Brazil Government International Bond	1.000%	09/20/2015	0.985%	500	(5)	5	0	0

						$(882)	$1,294	$465	$(53)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$4,400	$ 257	$(116)	$141	$0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	900	117	(88)	29	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	675	0	12	12	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	10,000	725	(404)	321	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	1,543	0	27	27	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	700	79	(56)	23	0

					$ 1,178	$(625)	$553	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,200	$2	$(43)	$0	$(41)

BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	9,600	5	18	23	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		73,300	11	6	17	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		11,000	(8)	26	18	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		9,000	(1)	(32)	0	(33)

DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	2,000	7	(45)	0	(38)

GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017		1,200	0	(23)	0	(23)

HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		2,300	0	(48)	0	(48)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	4,300	2	9	11	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		900	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		6,000	(2)	12	10	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		50,000	(80)	46	0	(34)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		2,100	(4)	(7)	0	(11)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	(0)

JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		18,000	(46)	(12)	0	(58)

MYC	Pay	1-Year BRL-CDI	9.140%	01/02/2017	BRL	2,000	7	(44)	0	(37)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,400	0	3	3	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		97,000	15	8	23	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		7,000	(5)	16	11	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		32,000	(52)	30	0	(22)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		4,100	(10)	(11)	0	(21)

UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,600	0	(33)	0	(33)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	5,000	(1)	(17)	0	(18)

							$(161)	$(140)	$116	$(417)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount			Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAUSLT Index	1,308,017	1-Month USD-LIBOR plus a specified spread	10/15/2013	$242,022			$0	$(2,446)
	Receive	ERAUSLT Index	1,361,284	1-Month USD-LIBOR plus a specified spread	05/30/2014	241,723			7,525	0

BRC	Receive	ERAUSLT Index	764,801	1-Month USD-LIBOR plus a specified spread	10/31/2013	135,806			4,255	0
	Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	03/31/2014	905,898			127,339	0
	Receive	ERAUSLT Index	771,527	1-Month USD-LIBOR plus a specified spread	09/30/2014	137,000			4,273	0

JPM	Receive	ERAUSLT Index	3,265,287	1-Month USD-LIBOR plus a specified spread	01/15/2014	604,176			0	(6,135)
	Receive	ERAUSLT Index	745,455	1-Month USD-LIBOR plus a specified spread	04/15/2014	137,932			0	(1,401)
	Receive	ERAUSLT Index	1,412,141	1-Month USD-LIBOR plus a specified spread	05/15/2014	236,451			22,175	0

									$165,567	$(9,982)

Total Swap Agreements							$135	$156,114	$166,701	$(10,452)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(k)	Securities with an aggregate market value of $3,487 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$0	$0	$7,600	$7,600	$(4,129)	$(32)	$(2,487)	$(6,648)	$952	$(3,590)	$(2,638)
BPS	0	0	8	8	(404)	0	0	(404)	(396)	390	(6)
BRC	569	0	136,095	136,664	(567)	(6)	(45)	(618)	136,046	(142,492)	(6,446)
CBK	0	0	69	69	(63)	(2)	0	(65)	4	0	4
DUB	179	0	115	294	(86)	(10)	(38)	(134)	160	0	160
FBF	219	0	0	219	(294)	0	(8)	(302)	(83)	0	(83)
GLM	0	0	0	0	(465)	(2,061)	(23)	(2,549)	(2,549)	1,364	(1,185)
GST	0	0	136	136	0	0	0	0	136	(260)	(124)
HUS	44	0	375	419	(47)	0	(126)	(173)	246	(330)	(84)
JPM	306	0	22,204	22,510	0	0	(7,594)	(7,594)	14,916	(19,800)	(4,884)
MSC	198	0	0	198	(816)	0	0	(816)	(618)	363	(255)
MYC	0	0	95	95	0	(295)	(80)	(375)	(280)	36	(244)
RYL	0	0	0	0	(853)	0	0	(853)	(853)	640	(213)
SOG	0	0	4	4	0	0	0	0	4	0	4
UAG	0	0	0	0	0	0	(51)	(51)	(51)	0	(51)

Total Over the Counter	$1,515	$0	$166,701	$168,216	$(7,724)	$(2,406)	$(10,452)	$(20,582)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

62	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$649	$649
Swap Agreements	0	0	0	0	48	48

	$0	$0	$0	$0	$697	$697

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,515	$0	$1,515
Swap Agreements	0	1,018	165,567	0	116	166,701

	$0	$1,018	$165,567	$1,515	$116	$168,216

	$0	$1,018	$165,567	$1,515	$813	$168,913

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	149	0	0	0	149

	$0	$149	$0	$0	$2	$151

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,724	$0	$7,724
Written Options	0	12	0	0	2,394	2,406
Swap Agreements	0	53	9,982	0	417	10,452

	$0	$65	$9,982	$7,724	$2,811	$20,582

	$0	$214	$9,982	$7,724	$2,813	$20,733

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$86	$86
Futures	0	0	0	0	(749)	(749)
Swap Agreements	0	505	0	0	(6,583)	(6,078)

	$0	$505	$0	$0	$(7,246)	$(6,741)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(616)	$0	$(616)
Written Options	0	0	0	120	818	938
Swap Agreements	0	1,316	108,362	0	1,197	110,875

	$0	$1,316	$108,362	$(496)	$2,015	$111,197

	$0	$1,821	$108,362	$(496)	$(5,231)	$104,456

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(21)	$(21)
Futures	0	0	0	0	6,298	6,298
Swap Agreements	0	(331)	0	0	(1,044)	(1,375)

	$0	$(331)	$0	$0	$5,233	$4,902

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,725)	$0	$(3,725)
Written Options	0	14	0	(39)	(342)	(367)
Swap Agreements	0	(925)	100,899	0	(332)	99,642

	$0	$(911)	$100,899	$(3,764)	$(674)	$95,550

	$0	$(1,242)	$100,899	$(3,764)	$4,559	$100,452

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Schedule of Investments PIMCO Fundamental IndexPLUS® AR Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$269	$0	$269
Corporate Bonds & Notes
Banking & Finance	0	464,657	0	464,657
Industrials	0	133,586	0	133,586
Utilities	0	16,037	0	16,037
Municipal Bonds & Notes
California	0	56,930	0	56,930
Illinois	0	2,160	0	2,160
New York	0	11,350	0	11,350
Ohio	0	1,726	0	1,726
Texas	0	4,378	0	4,378
Washington	0	7,246	0	7,246
U.S. Government Agencies	0	653,342	348	653,690
U.S. Treasury Obligations	0	255,510	0	255,510
Mortgage-Backed Securities	0	154,614	0	154,614
Asset-Backed Securities	0	100,005	0	100,005
Sovereign Issues	0	54,489	0	54,489
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	0	1,720	1,720
Short-Term Instruments
Certificates of Deposit	0	3,795	0	3,795
Commercial Paper	0	125,161	0	125,161
Repurchase Agreements	0	859	0	859
Short-Term Notes	0	5,600	0	5,600
Italy Treasury Bills	0	79,153	0	79,153
Mexico Treasury Bills	0	42,194	0	42,194

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Spain Treasury Bills	$0	$50,705	$0	$50,705
U.S. Treasury Bills	0	670	0	670
	$0	$2,224,436	$2,068	$2,226,504

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$915,734	$0	$0	$915,734

Total Investments	$915,734	$2,224,436	$2,068	$3,142,238

Short Sales, at Value
U.S. Government Agencies	$0	$(159,434)	$0	$(159,434)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	649	48	0	697
Over the counter	0	168,216	0	168,216

	$649	$168,264	$0	$168,913

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(149)	0	(151)
Over the counter	0	(20,580)	(2)	(20,582)

	$(2)	$(20,729)	$(2)	$(20,733)

Totals	$916,381	$2,212,537	$2,066	$3,130,984

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$2,496	$0	$(2,321)	$0	$(79)	$(96)	$0	$0	$0	$0
U.S. Government Agencies	380	0	(32)	0	0	0	0	0	348	1
Asset-Backed Securities	4,768	0	(3,186)	1	18	10	0	(1,611)	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	1,766	0	0	0	0	(46)	0	0	1,720	(46)

	$9,410	$0	$(5,539)	$1	$(61)	$(132)	$0	$(1,611)	$2,068	$(45)

Financial Derivative Instruments - Liabilities
Over the counter	$(3)	$0	$0	$0	$0	$1	$0	$0	$(2)	$1

Totals	$9,407	$0	$(5,539)	$1	$(61)	$(131)	$0	$(1,611)	$2,066	$(44)

64	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$348	Third Party Vendor	Broker Quote	100.57
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (2)	—	—
Preferred Securities
Banking & Finance	1,720	Benchmark Pricing	Base Price	$7,066.86

Financial Derivative Instruments - Liabilities
Over the counter	(2)	Indicative Market Quotation	Broker Quote	0.12

Total	$2,066

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	65

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.1%

BANK LOAN OBLIGATIONS 2.2%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$4,756	$4,767
Candy Intermediate Holdings, Inc.
7.500% - 8.500% due 06/18/2018		231	223
Community Health Systems, Inc.
2.679% due 10/25/2016		1,780	1,784
DaVita, Inc.
4.000% due 11/01/2019		6,451	6,487
Dell, Inc.
3.750% due 09/24/2018		10,250	10,202
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		10,290	10,345
Getty Images, Inc.
4.750% due 10/18/2019		4,268	3,818
H.J. Heinz Co.
3.500% due 06/05/2020		10,474	10,527
Health Management Associates, Inc.
3.500% due 11/18/2018		1,451	1,453
Hologic, Inc.
3.750% due 08/01/2019		6,983	7,018
Intelsat Jackson Holdings S.A.
4.250% due 04/02/2018		8,039	8,073
OSI Restaurant Partners LLC
3.500% due 10/26/2019		7,020	7,020
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		9,848	9,892
Springleaf Financial Funding Co.
5.500% due 05/10/2017		821	823
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,469	2,472
Wilsonart International Holdings LLC
4.000% due 10/31/2019		3,176	3,156
WMG Acquisition Corp.
3.750% due 07/01/2020		2,598	2,589

Total Bank Loan Obligations (Cost $90,375)			90,649

CORPORATE BONDS & NOTES 13.3%

BANKING & FINANCE 8.2%
Ally Financial, Inc.
2.460% due 12/01/2014		600	601
3.125% due 01/15/2016		600	602
3.465% due 02/11/2014		200	202
3.500% due 07/18/2016		1,600	1,620
4.500% due 02/11/2014		1,700	1,720
4.625% due 06/26/2015		3,100	3,209
7.500% due 12/31/2013		900	915
8.300% due 02/12/2015		2,700	2,916
American International Group, Inc.
4.875% due 06/01/2022		4,000	4,300
5.850% due 01/16/2018		100	114
Banco do Brasil S.A.
3.875% due 10/10/2022		5,300	4,598
Banco Santander Chile
1.866% due 01/19/2016		100	101
Bank of America Corp.
6.000% due 09/01/2017		11,000	12,470
Bank of Scotland PLC
7.286% due 05/31/2016 (f)	GBP	600	990
Barclays Bank PLC
14.000% due 06/15/2019 (f)		200	435
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,158

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group, Inc.
4.250% due 08/15/2017		$7,100	$7,260
5.250% due 04/01/2014		600	611
Citigroup, Inc.
1.718% due 01/13/2014		1,700	1,706
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,727
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,848	4,861
Eksportfinans ASA
0.471% due 10/07/2013		400	400
1.600% due 03/20/2014	JPY	30,000	302
2.000% due 09/15/2015		$3,100	3,038
2.375% due 05/25/2016		650	632
3.000% due 11/17/2014		4,400	4,411
5.500% due 05/25/2016		400	419
5.500% due 06/26/2017		1,800	1,879
Export-Import Bank of Korea
2.050% due 03/21/2015		4,600	4,607
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		18,300	18,727
7.000% due 04/15/2015		4,450	4,840
8.700% due 10/01/2014		1,700	1,830
General Electric Capital Corp.
3.800% due 06/18/2019		23,500	24,617
General Motors Financial Co., Inc.
2.750% due 05/15/2016		5,200	5,197
3.250% due 05/15/2018		2,500	2,437
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		6,000	6,620
7.500% due 02/15/2019		3,700	4,477
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		800	869
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	900	1,435
Hospitality Properties Trust
5.000% due 08/15/2022		$4,800	4,804
HSBC Bank PLC
2.000% due 01/19/2014		6,150	6,183
HSBC Holdings PLC
4.875% due 01/14/2022		5,000	5,406
ING Bank NV
2.000% due 09/25/2015		7,000	7,099
International Lease Finance Corp.
5.650% due 06/01/2014		100	103
6.500% due 09/01/2014		400	417
7.125% due 09/01/2018		500	561
8.625% due 09/15/2015		400	443
Intesa Sanpaolo SpA
3.125% due 01/15/2016		5,700	5,696
JPMorgan Chase & Co.
4.400% due 07/22/2020		2,100	2,227
6.000% due 01/15/2018		11,000	12,646
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,600	2,233
7.588% due 05/12/2020	GBP	9,139	15,535
7.625% due 12/09/2019		500	844
7.625% due 10/14/2020	EUR	950	1,382
7.867% due 12/17/2019	GBP	300	513
7.869% due 08/25/2020		3,750	6,447
9.875% due 02/10/2023		400	716
15.000% due 12/21/2019	EUR	300	597
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,295
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		100	134

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Metropolitan Life Global Funding
3.875% due 04/11/2022		$7,450	$7,662
Morgan Stanley
5.450% due 01/09/2017		2,300	2,535
5.500% due 01/26/2020		4,000	4,434
5.625% due 09/23/2019		9,200	10,282
6.375% due 07/24/2042		900	1,022
6.625% due 04/01/2018		5,500	6,393
Petrobras Global Finance BV
2.408% due 01/15/2019		4,100	4,032
3.000% due 01/15/2019		7,300	6,885
Prudential Covered Trust
2.997% due 09/30/2015		2,975	3,070
Rabobank Group
3.875% due 02/08/2022		8,000	8,027
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	298
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$7,700	8,085
SL Green Realty Corp.
4.500% due 12/01/2022		5,700	5,498
5.000% due 08/15/2018		3,500	3,748
SLM Corp.
0.566% due 01/27/2014		400	398
5.000% due 04/15/2015		200	209
5.375% due 05/15/2014		500	511
8.450% due 06/15/2018		5,200	5,889
Standard Chartered PLC
3.200% due 05/12/2016		6,100	6,394
3.850% due 04/27/2015		8,400	8,731
5.500% due 11/18/2014		400	421
Trafford Centre Finance Ltd.
0.709% due 07/28/2015	GBP	109	175
UBS AG
7.625% due 08/17/2022		$6,300	6,979
Vesey Street Investment Trust
4.404% due 09/01/2016		3,800	4,078
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,200	1,957
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,850	3,480

			333,327

INDUSTRIALS 4.0%
ADT Corp.
4.875% due 07/15/2042		4,400	3,259
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		300	313
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	6,375
Altria Group, Inc.
9.250% due 08/06/2019		709	938
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	63,900	4,594
American Tower Corp.
4.500% due 01/15/2018		$1,100	1,163
7.000% due 10/15/2017		700	807
Anglo American Capital PLC
9.375% due 04/08/2014		3,200	3,334
Ashland, Inc.
3.000% due 03/15/2016		9,200	9,384
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,406
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		13,800	13,910

66	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cellco Partnership
8.500% due 11/15/2018		$1,300	$1,668
Cemex Finance LLC
9.500% due 12/14/2016		1,085	1,157
Cemex S.A.B. de C.V.
4.900% due 10/15/2018 (c)		2,500	2,507
9.500% due 06/15/2018		10,700	11,904
CNH Capital LLC
3.875% due 11/01/2015		400	414
Crown Castle International Corp.
5.250% due 01/15/2023		2,300	2,127
Devon Energy Corp.
3.250% due 05/15/2022		10,000	9,594
DISH DBS Corp.
7.125% due 02/01/2016		300	331
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	213
GenCorp, Inc.
7.125% due 03/15/2021		1,500	1,579
Georgia-Pacific LLC
5.400% due 11/01/2020		2,100	2,354
HCA, Inc.
4.750% due 05/01/2023		7,200	6,795
5.750% due 03/15/2014		200	204
8.500% due 04/15/2019		500	538
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,700	3,759
MGM Resorts International
7.500% due 06/01/2016		100	112
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		7,800	7,765
OGX Austria GmbH
8.500% due 06/01/2018		3,900	643
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,398
Pride International, Inc.
6.875% due 08/15/2020		9,245	11,037
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	210
Rock Tenn Co.
4.900% due 03/01/2022		5,000	5,179
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,750
Seadrill Ltd.
5.625% due 09/15/2017		3,600	3,654
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,595
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,456
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		7,986	8,345
Viacom, Inc.
4.250% due 09/01/2023		2,700	2,692
WellPoint, Inc.
4.650% due 01/15/2043		4,800	4,420
Whiting Petroleum Corp.
5.000% due 03/15/2019		7,200	7,236
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	5,000	7,255

			160,374

UTILITIES 1.1%
AES Corp.
7.750% due 03/01/2014		$1,445	1,479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		$11,300	$10,396
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		3,500	3,622
Puget Energy, Inc.
5.625% due 07/15/2022		3,300	3,515
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,100	1,495
Verizon Communications, Inc.
3.650% due 09/14/2018		$1,600	1,688
4.500% due 09/15/2020		3,300	3,515
5.150% due 09/15/2023		2,600	2,793
6.100% due 04/15/2018		1,600	1,852
6.400% due 09/15/2033		5,500	6,125
6.550% due 09/15/2043		8,700	9,855

			46,335

Total Corporate Bonds & Notes (Cost $528,086)			540,036

MUNICIPAL BONDS & NOTES 1.8%

ALASKA 0.1%
Alaska Housing Finance Corp. Revenue Bonds, Series 2012
4.000% due 12/01/2032		5,000	4,818

ARIZONA 0.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2027		5,000	4,890
5.000% due 02/01/2030		2,000	1,935
5.000% due 02/01/2034		3,750	3,527
Arizona Health Facilities Authority Revenue Notes, Series 2012
5.000% due 02/01/2020		2,250	2,407

			12,759

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.984% due 04/01/2045		3,000	3,017
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	174
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		4,150	4,158

			7,349

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	596

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	558

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 0.2%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031	$100	$98
Massachusetts School Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2035	6,200	6,557

		6,655

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,283
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,550	2,829
6.271% due 12/01/2037	100	117
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	5,000	5,272
5.000% due 11/01/2038	800	836
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	200	226
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	156

		12,719

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,257
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	260

		2,517

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	105

TEXAS 0.5%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2029	6,155	6,772
5.000% due 10/01/2031	2,710	2,930
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	4,300	4,434
North Texas Tollway Authority Revenue Bonds, Series 2011
5.250% due 09/01/2027	4,180	4,621

		18,757

VIRGINIA 0.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
4.000% due 05/15/2042	3,300	2,818
5.000% due 05/15/2035	2,000	2,058

		4,876

Total Municipal Bonds & Notes (Cost $77,365)		72,021

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	67

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 26.5%
Fannie Mae
0.000% due 08/25/2039 (b)	$5,610	$5,255
0.509% due 04/25/2037	111	111
0.529% due 07/25/2037	67	67
0.549% due 05/25/2037	90	90
0.699% due 10/25/2040	240	240
0.729% due 09/25/2041	1,238	1,248
1.625% due 11/27/2018	23,800	23,742
2.310% due 08/01/2022	6,800	6,462
2.500% due 12/01/2042 - 10/01/2043	109,000	101,489
2.790% due 05/01/2022	4,746	4,671
2.900% due 06/01/2020	3,729	3,816
2.910% due 09/01/2022	2,433	2,401
3.000% due 10/01/2028 - 11/01/2043	251,000	246,968
3.500% due 05/01/2019 - 11/01/2043	345,336	354,460
4.000% due 04/01/2024 - 05/01/2042	91,800	97,066
4.500% due 10/01/2018 - 10/01/2043	12,604	13,393
5.000% due 10/01/2028 - 11/01/2043	49,197	53,213
5.500% due 03/01/2028 - 11/01/2043	31,692	34,539
5.671% due 03/25/2041 (a)	20,705	3,858
5.871% due 03/25/2037 (a)	2,069	270
5.921% due 04/25/2037 (a)	5,597	695
5.971% due 11/25/2039 (a)	1,092	153
6.000% due 11/01/2014 - 04/01/2041	3,021	3,315
6.201% due 03/25/2037 (a)	2,467	310
6.221% due 05/25/2037 (a)	5,451	767
6.521% due 03/25/2036 (a)	12,101	1,861
6.571% due 05/25/2036 (a)	3,559	455
6.611% due 04/25/2037 (a)	8,741	1,562
7.021% due 02/25/2037 (a)	1,186	180
7.471% due 07/25/2033 (a)	640	111
9.734% due 11/25/2040	4	4
11.973% due 01/25/2041	5,985	7,247
25.845% due 12/25/2036	950	1,430
Freddie Mac
0.482% due 05/15/2037	74	74
0.502% due 02/15/2037	770	770
0.632% due 06/15/2042	4,682	4,666
0.702% due 12/15/2041	1,327	1,335
0.732% due 01/15/2042	2,971	3,001
1.000% due 03/08/2017	2,200	2,209
1.250% due 08/01/2019 - 10/02/2019	18,000	17,314
1.283% due 07/15/2042	2,947	2,890
5.000% due 04/15/2041	1,624	1,822
5.500% due 03/15/2034	865	952
6.288% due 07/15/2036 (a)	8,172	1,089
6.388% due 09/15/2036 (a)	1,650	278
6.518% due 04/15/2036 (a)	5,149	748
10.495% due 02/15/2040	177	185
12.653% due 02/15/2041	4	4
14.002% due 09/15/2041	602	715
Ginnie Mae
2.500% due 11/15/2042 - 07/15/2043	20,000	18,684
3.000% due 06/15/2043	17,000	16,813
3.500% due 12/15/2041 - 06/15/2043	30,000	30,928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
0.552% due 11/06/2017		$499	$499

Total U.S. Government Agencies (Cost $1,068,314)			1,076,425

U.S. TREASURY OBLIGATIONS 53.2%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022		32,097	31,728
0.125% due 07/15/2022		37,381	36,858
0.125% due 01/15/2023		21,353	20,789
0.625% due 02/15/2043		1,676	1,377
0.750% due 02/15/2042		30,083	25,798
2.375% due 01/15/2025		7,497	8,960
U.S. Treasury Notes
0.375% due 08/31/2015		35,000	35,046
0.625% due 08/31/2017		15,500	15,265
0.625% due 09/30/2017		22,200	21,829
0.750% due 06/30/2017 (i)(k)		282,500	280,348
0.750% due 10/31/2017		11,600	11,445
1.000% due 08/31/2019		301,850	289,729
1.000% due 11/30/2019		187,700	179,107
1.125% due 12/31/2019 (i)		102,000	97,840
1.250% due 02/29/2020 (i)(k)		26,020	25,051
1.375% due 07/31/2018		23,400	23,449
1.375% due 09/30/2018		176,000	175,924
1.500% due 08/31/2018		457,800	461,001
1.625% due 08/15/2022 (i)(k)		245,300	228,646
1.625% due 11/15/2022		61,800	57,247
2.000% due 09/30/2020		135,300	135,205

Total U.S. Treasury Obligations (Cost $2,207,285)			2,162,642

MORTGAGE-BACKED SECURITIES 4.4%
American Home Mortgage Investment Trust
2.393% due 02/25/2045		626	629
Arkle Master Issuer PLC
1.726% due 05/17/2060	EUR	400	551
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$6,275	6,888
5.451% due 01/15/2049		6,068	6,682
Banc of America Funding Corp.
5.362% due 06/20/2037		488	463
6.000% due 08/25/2036		326	318
Banc of America Large Loan Trust
2.482% due 11/15/2015		35,663	35,733
Banc of America Mortgage Trust
2.830% due 06/25/2034		238	236
2.875% due 05/25/2033		489	485
2.924% due 02/25/2034		197	195
2.991% due 01/25/2035		205	201
5.396% due 06/25/2035		105	102
Banc of America Re-REMIC Trust
5.694% due 06/24/2050		2,000	2,193
5.823% due 02/24/2051		300	328
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		134	131
5.280% due 08/25/2035		246	250
Bear Stearns Alt-A Trust
0.339% due 01/25/2047		641	353
Chase Mortgage Finance Trust
2.787% due 01/25/2036		172	150
Chevy Chase Funding LLC
0.409% due 05/25/2036		2,440	1,978
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		2,650	2,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	$792	$779
2.510% due 10/25/2035	578	562
2.550% due 10/25/2035	767	742
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036	964	810
6.000% due 06/25/2037	1,277	1,025
Commercial Mortgage Pass-Through Certificates
0.362% due 06/15/2022	2,380	2,347
2.365% due 02/10/2029	11,350	11,609
Countrywide Alternative Loan Trust
0.369% due 08/25/2046	6,982	4,625
0.390% due 09/20/2046	295	175
0.439% due 12/25/2035	112	99
0.480% due 11/20/2035	981	738
1.553% due 08/25/2035	475	410
1.633% due 01/25/2036	1,281	1,136
3.400% due 08/25/2018	597	602
6.000% due 08/25/2036 ^	815	680
Countrywide Home Loan Mortgage Pass-Through Trust
0.479% due 05/25/2035	710	596
0.509% due 02/25/2035	106	89
2.695% due 10/20/2034	260	225
5.750% due 05/25/2037 ^	105	98
Credit Suisse First Boston Mortgage Securities Corp.
2.619% due 09/25/2034	782	793
Credit Suisse Mortgage Capital Certificates
5.760% due 04/12/2049	81	82
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036 ^	1,246	1,058
DBRR Trust
0.946% due 09/25/2045	10,180	10,176
Deutsche ALT-A Securities, Inc.
0.679% due 02/25/2035	1,388	1,277
Extended Stay America Trust
2.958% due 12/05/2031	1,000	981
First Horizon Alternative Mortgage Securities
2.343% due 12/25/2035	767	621
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035	2,250	1,939
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	9,700	10,751
GS Mortgage Securities Trust
5.162% due 12/10/2043	1,585	1,787
GSR Mortgage Loan Trust
1.890% due 04/25/2032	101	94
2.594% due 12/25/2034	312	309
2.660% due 11/25/2035	419	404
2.663% due 09/25/2035	1,200	1,174
5.050% due 11/25/2035	1,095	1,078
5.250% due 07/25/2035	263	261
5.500% due 01/25/2037	980	963
HomeBanc Mortgage Trust
0.509% due 10/25/2035	1,777	1,484
Impac Secured Assets Trust
3.082% due 07/25/2035	550	443
JPMorgan Chase Commercial Mortgage Securities Trust
2.083% due 11/15/2028	604	610
5.814% due 06/12/2043	5,460	5,974
JPMorgan Mortgage Trust
2.812% due 07/25/2035	76	77
2.836% due 07/25/2035	2,621	2,557
5.090% due 06/25/2035	173	175
5.500% due 04/25/2036	8,665	8,593
MASTR Adjustable Rate Mortgages Trust
2.623% due 11/21/2034	368	381

68	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Alternative Note Asset Trust
0.289% due 03/25/2037		$1,147	$471
Merrill Lynch Floating Trust
0.720% due 07/09/2021		400	394
Merrill Lynch Mortgage Investors Trust
1.666% due 10/25/2035		116	112
1.897% due 02/25/2033		565	563
5.250% due 08/25/2036		1,500	1,572
5.352% due 05/25/2036		1,584	1,543
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	273
5.439% due 02/12/2044		1,822	1,846
5.760% due 04/12/2049		1,472	1,503
Morgan Stanley Mortgage Loan Trust
1.079% due 02/25/2036		485	403
2.262% due 06/25/2036		66	61
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		893	833
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	243
5.420% due 01/16/2049		150	167
5.509% due 04/16/2047		1,300	1,404
5.695% due 09/16/2040		1,100	1,234
6.107% due 06/16/2049		1,400	1,559
6.123% due 02/16/2051		300	333
Sequoia Mortgage Trust
0.629% due 05/20/2034		535	497
Structured Asset Mortgage Investments Trust
0.389% due 04/25/2036		559	391
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.679% due 12/25/2033		52	51
1.888% due 05/25/2032		21	20
2.428% due 02/25/2034		1,683	1,622
5.000% due 05/25/2035		600	617
5.500% due 05/25/2035		1,111	1,143
Suntrust Adjustable Rate Mortgage Loan Trust
2.863% due 01/25/2037 ^		1,691	1,571
Thornburg Mortgage Securities Trust
1.429% due 06/25/2047		2,915	2,630
5.750% due 06/25/2047		7,868	7,455
Wachovia Bank Commercial Mortgage Trust
5.936% due 06/15/2049		2,500	2,789
WaMu Mortgage Pass-Through Certificates
0.449% due 12/25/2045		2,346	2,128
0.963% due 12/25/2046		254	236
2.418% due 08/25/2035		653	637
2.440% due 06/25/2033		998	1,014
2.454% due 08/25/2046		545	475
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		871	865
2.616% due 05/25/2036 ^		185	171

Total Mortgage-Backed Securities (Cost $173,483)			181,047

ASSET-BACKED SECURITIES 1.9%
ACA CLO Ltd.
0.516% due 07/25/2018		2,328	2,314
ACE Securities Corp. Home Equity Loan Trust
1.079% due 12/25/2034		2,287	1,990
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	14,995	19,455
Carrington Mortgage Loan Trust
0.419% due 06/25/2036		$3,000	1,654
Cars Alliance Auto Loans France
1.379% due 09/25/2021	EUR	820	1,114
CIT Education Loan Trust
0.374% due 03/15/2026		$2,200	2,162

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.479% due 10/25/2036		$1,259	$871
Collegiate Funding Services Education Loan Trust
0.348% due 12/28/2021		53	53
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		297	304
Countrywide Asset-Backed Certificates
0.309% due 06/25/2037		283	283
0.339% due 03/25/2037		660	566
0.369% due 06/25/2036		223	216
0.469% due 06/25/2036		760	578
0.529% due 05/25/2036		1,100	1,003
EFS Volunteer LLC
0.784% due 10/25/2021		3,111	3,108
EMC Mortgage Loan Trust
0.829% due 02/25/2041		65	59
Eurocredit CDO BV
0.672% due 02/22/2020	EUR	369	494
Fraser Sullivan CLO Ltd.
0.514% due 03/15/2020		$1,209	1,198
GSAA Home Equity Trust
0.449% due 06/25/2035		2,509	2,353
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	8,473	11,264
IXIS Real Estate Capital Trust
0.519% due 02/25/2036		$138	134
JPMorgan Mortgage Acquisition Trust
0.369% due 05/25/2035		369	350
Jubilee CDO BV
0.719% due 10/15/2019	EUR	570	767
Kingsland Ltd.
0.504% due 06/13/2019		$1,067	1,066
Lafayette CLO Ltd.
1.659% due 09/06/2022		1,428	1,430
Leopard CLO BV
0.572% due 04/21/2020	EUR	624	839
0.722% due 04/07/2019		40	55
Morgan Stanley ABS Capital, Inc.
0.789% due 03/25/2035		$1,000	794
Morgan Stanley Dean Witter Capital, Inc.
1.159% due 02/25/2033		894	838
North Carolina State Education Assistance Authority
0.716% due 10/26/2020		238	238
0.979% due 07/25/2039		3,887	3,873
Oak Hill Credit Partners Ltd.
0.513% due 05/17/2021		1,057	1,049
Panhandle-Plains Higher Education Authority, Inc.
1.378% due 10/01/2035		311	316
RAAC Series
0.519% due 08/25/2036		1,300	1,085
Residential Asset Mortgage Products Trust
0.479% due 03/25/2036		3,200	2,281
SLC Student Loan Trust
4.750% due 06/15/2033		2,462	2,286
SLM Student Loan Trust
0.494% due 06/17/2024	EUR	1,240	1,647
0.774% due 12/15/2027		900	1,175
1.232% due 06/15/2023		$4,722	4,733
Soundview Home Loan Trust
0.419% due 07/25/2036		2,000	924
Specialty Underwriting & Residential Finance Trust
0.329% due 06/25/2037		369	223
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.269% due 06/25/2037		766	723

Total Asset-Backed Securities (Cost $73,011)			77,865

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.5%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	86,800	$122,823
Kommunalbanken A/S
0.628% due 03/27/2017		$15,000	15,135
Province of Quebec
4.500% due 12/01/2020	CAD	400	426
Russia Government International Bond
5.625% due 04/04/2042		$3,000	3,082

Total Sovereign Issues (Cost $141,499)			141,466

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
SL Green Realty Corp.
6.500% due 08/10/2017 (f)		161,300	3,742

Total Preferred Securities (Cost $4,011)			3,742

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.2%

COMMERCIAL PAPER 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		$23,900	23,859
Hewlett-Packard Co.
0.950% due 10/30/2013		23,550	23,532

			47,391

REPURCHASE AGREEMENTS (g) 0.0%
			1,530

U.S. TREASURY BILLS 0.0%
0.040% due 01/09/2014 - 05/29/2014 (d)(k)		1,982	1,982

Total Short-Term Instruments (Cost $50,903)			50,903

Total Investments in Securities (Cost $4,414,332)			4,396,796

		SHARES
INVESTMENTS IN AFFILIATES 17.1%

SHORT-TERM INSTRUMENTS 17.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.1%
PIMCO Short-Term Floating NAV Portfolio		50,066,016	501,010
PIMCO Short-Term Floating NAV Portfolio III		19,609,130	196,013

Total Short-Term Instruments (Cost $696,946)			697,023

Total Investments in Affiliates (Cost $696,946)			697,023

Total Investments 125.2% (Cost $5,111,278)			$5,093,819

Financial Derivative Instruments (h)(j) 6.2% (Cost or Premiums, net $(5,266))			253,821

Other Assets and Liabilities, net (31.4%)			(1,280,349)

Net Assets 100.0%			$4,067,291

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	69

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$1,200	U.S. Treasury Notes 0.250% due 09/30/2015	$(1,224)	$1,200	$1,200
SSB	0.000%	09/30/2013	10/01/2013	330	Fannie Mae 2.200% due 10/17/2022	(338)	330	330

Total Repurchase Agreements						$(1,562)	$1,530	$1,530

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended September 30, 2013 was $80,750 at a weighted average interest rate of (0.542%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2028	$13,000	$(12,749)	$(13,081)
Fannie Mae	4.000%	10/01/2043	40,500	(41,395)	(42,481)

Total Short Sales				$(54,144)	$(55,562)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$1,200	$0	$0	$0	$1,200	$(1,224)	$(24)
SSB	330	0	0	0	330	(338)	(8)

Master Securities Forward Transactions Agreement
BCY	0	0	0	0	0	(1,660)	(1,660)
BOA	0	0	0	0	0	(1,760)	(1,760)
DEU	0	0	0	0	0	(810)	(810)
FOB	0	0	0	0	0	(4,510)	(4,510)
GSC	0	0	0	(39,334)	(39,334)	(1,700)	(41,034)
JPS	0	0	0	(16,228)	(16,228)	0	(16,228)
MSC	0	0	0	0	0	(4,516)	(4,516)
SAL	0	0	0	0	0	(142)	(142)

Total Borrowings and Other Financing Transactions	$1,530	$0	$0	$(55,562)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

70	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	137	$(363)	$4	$0
90-Day Eurodollar June Futures	Long	06/2015	40	29	3	0
90-Day Eurodollar September Futures	Long	09/2014	190	38	2	0
90-Day Eurodollar September Futures	Long	09/2015	730	(185)	46	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	230	8	0	(14)
Euro-OAT France Government Bond December Futures	Short	12/2013	998	(2,347)	0	(581)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	230	61	10	0

Total Futures Contracts				$(2,759)	$65	$(595)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
									Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016		CAD	68,400	$272	$324	$62	$0
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016			41,000	126	(32)	47	0
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$		1,860	(7)	1	0	0
Pay	3-Month USD-LIBOR	1.400%	09/05/2018			23,000	(110)	(34)	11	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023			83,000	4,947	3,519	0	(49)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023			4,200	(54)	(126)	0	(3)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043			30,700	5,180	3,340	5	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043			12,500	476	(472)	1	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		JPY	7,420,000	(1,062)	425	0	(77)

Total Swap Agreements							$9,768	$6,945	$126	$(129)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(i)	Securities with an aggregate market value of $7,435 and cash of $2,494 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$65	$126	$191	$0	$(595)	$(129)	$(724)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	42,683	$		57,138	$ 0	$(606)
	10/2013		GBP	21,822			33,890	0	(1,438)

BRC	10/2013	$		35,029		GBP	21,822	299	0
	11/2013		EUR	1,194	$		1,617	1	0
	11/2013		GBP	21,822			35,020	0	(299)

CBK	10/2013		EUR	5,382			7,186	0	(95)
	10/2013	$		186,881		EUR	138,450	422	0
	11/2013		EUR	137,517	$		185,665	0	(390)

DUB	10/2013		AUD	1,920			1,711	0	(80)
	10/2013		JPY	31,000			322	7	0

FBF	10/2013	$		1,259		EUR	946	21	0
	11/2013			25,121		BRL	58,325	991	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	71

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
GLM	10/2013		EUR	93,716	$		126,765	$7	$(25)
	10/2013	$		70		JPY	6,932	0	0

HUS	10/2013		JPY	69,000	$		699	0	(3)
	10/2013	$		1,127		JPY	112,100	13	0
	11/2013		AUD	1,920	$		1,788	0	0

JPM	12/2013	$		564		MXN	7,480	4	0

MSC	10/2013		BRL	18,437	$		7,635	0	(683)
	10/2013	$		8,131		BRL	18,437	188	0
	10/2013			3,184		EUR	2,385	43	0
	11/2013		BRL	18,437	$		8,074	0	(180)

RBC	12/2013	$		10,025		CAD	10,360	12	0

Total Forward Foreign Currency Contracts								$2,008	$(3,799)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	11,300	$935	$1,633

RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		21,400	1,706	3,093

Total Purchased Options								$2,641	$4,726

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	12,500	$(23)	$(13)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,400	(23)	(13)

BRC	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,100	(5)	(3)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		15,400	(15)	(4)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		15,400	(29)	(2)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	41,900	(790)	(1,460)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,200	(11)	(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,200	(13)	(8)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		9,100	(8)	(2)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		9,100	(18)	(1)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,300	(9)	(5)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,300	(9)	(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	69,300	(256)	(33)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		57,400	(318)	(27)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		69,200	(291)	(33)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	7,100	(14)	(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,100	(14)	(9)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		8,200	(8)	(2)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		8,200	(13)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	90,000	(1,710)	(3,137)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		81,000	(454)	(39)

Total Written Options								$(4,031)	$(4,812)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	$460,900	EUR	60,200	$(3,831)
Sales	331,100		65,400	(1,614)
Closing Buys	(250,200)		0	987
Expirations	(18,100)		0	68
Exercised	(114,900)		0	359

Balance at 09/30/2013	$408,800	EUR	125,600	$(4,031)

72	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Sony Corp.	1.000%	03/20/2018	1.306%	JPY	30,000	$(44)	$40	$0	$(4)

BPS	Dell, Inc.	1.000%	09/20/2020	4.960%	$	6,600	(1,346)	(99)	0	(1,445)

BRC	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	185,700	(209)	171	0	(38)
	Sony Corp.	1.000%	03/20/2018	1.306%		30,000	(46)	42	0	(4)

DUB	Sony Corp.	1.000%	03/20/2018	1.306%		40,000	(61)	56	0	(5)

GST	Dell, Inc.	1.000%	09/20/2019	4.543%	$	4,100	(675)	(57)	0	(732)
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	140,000	(152)	123	0	(29)
	Sony Corp.	1.000%	12/20/2017	1.215%		50,000	(72)	67	0	(5)
	Sony Corp.	1.000%	03/20/2018	1.306%		20,000	(29)	26	0	(3)

JPM	SoftBank Corp.	1.000%	12/20/2017	1.488%		154,300	(177)	146	0	(31)
	Sony Corp.	1.000%	12/20/2017	1.215%		60,000	(89)	84	0	(5)
	Sony Corp.	1.000%	03/20/2018	1.306%		60,000	(82)	74	0	(8)

							$(2,982)	$673	$0	$(2,309)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
								Asset	Liability
CBK	MCDX-17 5-Year Index	1.000%	12/20/2016	$	3,700	$(143)	$145	$2	$0

GST	MCDX-17 5-Year Index	1.000%	12/20/2016		2,100	(75)	76	1	0

						$(218)	$221	$3	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	415,000	$(517)	$(2,954)	$0	$(3,471)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		24,700	48	(563)	0	(515)

BRC	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	181,400	(135)	(12)	0	(147)

CBK	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		170,400	(111)	(26)	0	(137)

DUB	Pay	1-Year BRL-CDI	8.875%	01/02/2017	BRL	500	0	(11)	0	(11)

FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017		23,800	(34)	(455)	0	(489)

GLM	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	118,000	(26)	(178)	0	(204)

HUS	Pay	1-Year BRL-CDI	8.115%	01/02/2015	BRL	250,000	69	(1,791)	0	(1,722)

MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017		222,000	230	(5,055)	0	(4,825)
	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	237,800	(200)	(212)	0	(412)

							$(676)	$(11,257)	$0	$(11,933)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount			Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERADXULT Index	241,730	1-Month USD-LIBOR plus a specified spread	04/30/2014	$298,802			$51,709	$0

FBF	Receive	ERADXULT Index	459,596	1-Month USD-LIBOR plus a specified spread	03/07/2014	581,746			84,569	0
	Receive	ERADXULT Index	417,688	1-Month USD-LIBOR plus a specified spread	04/15/2014	601,751			4,042	0
	Receive	ERADXULT Index	697,460	1-Month USD-LIBOR plus a specified spread	05/15/2014	887,377			124,214	0
	Receive	ERADXULT Index	525,198	1-Month USD-LIBOR plus a specified spread	06/16/2014	756,637			5,077	0
	Receive	ERADXULT Index	88,932	1-Month USD-LIBOR plus a specified spread	09/15/2014	128,122			859	0

									$270,470	$0

Total Swap Agreements							$(3,876)	$260,107	$270,473	$(14,242)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(k)	Securities with an aggregate market value of $10,160 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$0	$0	$51,709	$51,709	$(2,044)	$(26)	$(3,990)	$(6,060)	$45,649	$(49,140)	$(3,491)
BPS	0	0	0	0	0	0	(1,445)	(1,445)	(1,445)	1,280	(165)
BRC	300	0	0	300	(298)	(9)	(188)	(495)	(195)	152	(43)
CBK	422	1,633	2	2,057	(485)	(1,460)	(137)	(2,082)	(25)	0	(25)
DUB	7	0	0	7	(80)	(18)	(16)	(114)	(107)	182	75
FBF	1,012	0	218,761	219,773	0	0	(489)	(489)	219,284	(247,249)	(27,965)
GLM	7	0	0	7	(25)	(43)	(205)	(273)	(266)	0	(266)
GST	0	0	1	1	0	0	(767)	(767)	(766)	649	(117)
HUS	13	0	0	13	(3)	0	(1,722)	(1,725)	(1,712)	1,704	(8)
JPM	4	0	0	4	0	(27)	(45)	(72)	(68)	(44,630)	(44,698)
MSC	231	0	0	231	(864)	0	0	(864)	(633)	385	(248)
MYC	0	0	0	0	0	(33)	(5,238)	(5,271)	(5,271)	4,242	(1,029)
RBC	12	0	0	12	0	0	0	0	12	0	12
RYL	0	3,093	0	3,093	0	(3,157)	0	(3,157)	(64)	215	151
UAG	0	0	0	0	0	(39)	0	(39)	(39)	151	112

Total Over the Counter	$2,008	$4,726	$270,473	$277,207	$(3,799)	$(4,812)	$(14,242)	$(22,853)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

74	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$65	$65
Swap Agreements	0	0	0	0	126	126

	$0	$0	$0	$0	$191	$191

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,008	$0	$2,008
Purchased Options	0	0	0	0	4,726	4,726
Swap Agreements	0	3	270,470	0	0	270,473

	$0	$3	$270,470	$2,008	$4,726	$277,207

	$0	$3	$270,470	$2,008	$4,917	$277,398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$595	$595
Swap Agreements	0	0	0	0	129	129

	$0	$0	$0	$0	$724	$724

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,799	$0	$3,799
Written Options	0	0	0	0	4,812	4,812
Swap Agreements	0	2,309	0	0	11,933	14,242

	$0	$2,309	$0	$3,799	$16,745	$22,853

	$0	$2,309	$0	$3,799	$17,469	$23,577

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,389	$2,389
Swap Agreements	0	3,871	0	0	3,743	7,614

	$0	$3,871	$0	$0	$6,132	$10,003

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,550)	$0	$(2,550)
Written Options	0	0	0	538	505	1,043
Swap Agreements	0	339	228,043	0	217	228,599

	$0	$339	$228,043	$(2,012)	$722	$227,092

	$0	$4,210	$228,043	$(2,012)	$6,854	$237,095

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,800)	$(1,800)
Swap Agreements	0	(854)	0	0	9,422	8,568

	$0	$(854)	$0	$0	$7,622	$6,768

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,797)	$0	$(7,797)
Purchased Options	0	0	0	124	1,844	1,968
Written Options	0	0	0	(291)	(1,443)	(1,734)
Swap Agreements	0	(69)	354,552	0	(11,330)	343,153

	$0	$(69)	$354,552	$(7,964)	$(10,929)	$335,590

	$0	$(923)	$354,552	$(7,964)	$(3,307)	$342,358

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Schedule of Investments PIMCO International Fundamental IndexPLUS® AR Strategy Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$85,882	$4,767	$90,649
Corporate Bonds & Notes
Banking & Finance	0	328,466	4,861	333,327
Industrials	0	152,029	8,345	160,374
Utilities	0	46,335	0	46,335
Municipal Bonds & Notes
Alaska	0	4,818	0	4,818
Arizona	0	12,759	0	12,759
California	0	7,349	0	7,349
Colorado	0	596	0	596
Illinois	0	558	0	558
Louisiana	0	312	0	312
Massachusetts	0	6,655	0	6,655
New York	0	12,719	0	12,719
Ohio	0	2,517	0	2,517
Pennsylvania	0	105	0	105
Texas	0	18,757	0	18,757
Virginia	0	4,876	0	4,876
U.S. Government Agencies	0	1,075,926	499	1,076,425
U.S. Treasury Obligations	0	2,162,642	0	2,162,642
Mortgage-Backed Securities	0	169,711	11,336	181,047
Asset-Backed Securities	0	77,865	0	77,865
Sovereign Issues	0	141,466	0	141,466
Preferred Securities
Banking & Finance	3,742	0	0	3,742
Short-Term Instruments
Commercial Paper	0	47,391	0	47,391
Repurchase Agreements	0	1,530	0	1,530
U.S. Treasury Bills	0	1,982	0	1,982
	$3,742	$4,363,246	$29,808	$4,396,796

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$697,023	$0	$0	$697,023

Total Investments	$700,765	$4,363,246	$29,808	$5,093,819

Short Sales, at Value
U.S. Government Agencies	$0	$(55,562)	$0	$(55,562)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	65	126	0	191
Over the counter	0	277,207	0	277,207
	$65	$277,333	$0	$277,398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(595)	(129)	0	(724)
Over the counter	0	(22,853)	0	(22,853)
	$(595)	$(22,982)	$0	$(23,577)

Totals	$700,235	$4,562,035	$29,808	$5,292,078

Assets and liabilities valued at $51,710 transferred from Level 1 to Level 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$9,498	$0	$(9,360)	$7	$136	$(281)	$4,767	$0	$4,767	$0
Corporate Bonds & Notes
Banking & Finance	12,676	0	(7,316)	0	(78)	(421)	0	0	4,861	(352)
Industrials	8,940	0	(14)	(2)	0	(579)	0	0	8,345	(577)
U.S. Government Agencies	564	0	(64)	0	0	(1)	0	0	499	(1)
Mortgage-Backed Securities	14,069	0	(2,690)	2	31	(76)	0	0	11,336	(46)
Asset-Backed Securities	3,308	0	(1,879)	0	0	1	0	(1,430)	0	0

Totals	$49,055	$0	$(21,323)	$7	$89	$(1,357)	$4,767	$(1,430)	$29,808	$(976)

76	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,767	Third Party Vendor	Broker Quote	100.25
Corporate Bonds & Notes
Banking & Finance	4,861	Third Party Vendor	Broker Quote	100.25
Industrials	8,345	Third Party Vendor	Broker Quote	104.50
U.S. Government Agencies	499	Third Party Vendor	Broker Quote	100.16
Mortgage-Backed Securities	328	Benchmark Pricing	Base Price	109.13
	11,008	Third Party Vendor	Broker Quote	93.26-99.95

Total	$29,808

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.9%

BANK LOAN OBLIGATIONS 2.0%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$3,000	$3,007
Dell, Inc.
3.750% due 09/24/2018		1,500	1,493
H.J. Heinz Co.
3.500% due 06/05/2020		1,995	2,005
Health Management Associates, Inc.
3.500% due 11/18/2018		1,258	1,259
Hologic, Inc.
3.750% due 08/01/2019		873	877
MGM Resorts International, Inc.
3.500% due 12/20/2019		695	694
OSI Restaurant Partners LLC
3.500% due 10/26/2019		975	975
Springleaf Financial Funding Co.
5.500% due 05/10/2017		337	338
Walter Investment Management Corp.
5.750% due 11/28/2017		962	973
WMG Acquisition Corp.
3.750% due 07/01/2020		402	401

Total Bank Loan Obligations (Cost $11,919)			12,022

CORPORATE BONDS & NOTES 13.7%

BANKING & FINANCE 8.6%
Ally Financial, Inc.
3.500% due 07/18/2016		2,600	2,632
4.500% due 02/11/2014		900	910
4.625% due 06/26/2015		1,600	1,656
6.750% due 12/01/2014		300	317
8.300% due 02/12/2015		1,500	1,620
American International Group, Inc.
5.850% due 01/16/2018		200	228
Banco do Brasil S.A.
3.875% due 10/10/2022		700	607
Banco Santander Chile
1.866% due 01/19/2016		100	101
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,158
Citigroup, Inc.
1.700% due 07/25/2016		1,700	1,709
Credit Suisse AG
6.500% due 08/08/2023		1,400	1,420
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,049
Eksportfinans ASA
1.600% due 03/20/2014	JPY	16,000	161
2.375% due 05/25/2016		$700	681
3.000% due 11/17/2014		2,100	2,105
Export-Import Bank of Korea
2.050% due 03/21/2015		1,600	1,603
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,023
8.700% due 10/01/2014		500	538
General Motors Financial Co., Inc.
2.750% due 05/15/2016		800	800
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		3,000	3,630
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		300	326
HSBC Bank PLC
2.000% due 01/19/2014		1,100	1,106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Holdings PLC
4.875% due 01/14/2022		$800	$865
ING Bank NV
2.000% due 09/25/2015		1,300	1,318
International Lease Finance Corp.
4.875% due 04/01/2015		900	934
7.125% due 09/01/2018		500	561
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	699
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,273
LBG Capital PLC
7.869% due 08/25/2020	GBP	100	172
9.125% due 07/15/2020		1,300	2,288
LeasePlan Corp. NV
2.500% due 05/16/2018		$1,500	1,459
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		100	134
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,131
Morgan Stanley
5.500% due 01/26/2020		3,400	3,768
Petrobras Global Finance BV
2.408% due 01/15/2019		600	590
3.000% due 01/15/2019		1,100	1,037
Prudential Covered Trust
2.997% due 09/30/2015		1,020	1,053
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	298
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$1,000	1,050
SL Green Realty Corp.
4.500% due 12/01/2022		800	772
SLM Corp.
0.566% due 01/27/2014		300	299
5.000% due 04/15/2015		200	209
5.375% due 05/15/2014		500	511
8.450% due 06/15/2018		1,200	1,359
Standard Chartered PLC
3.200% due 05/12/2016		100	105
3.850% due 04/27/2015		900	935
UBS AG
7.625% due 08/17/2022		700	775
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	489
Weyerhaeuser Co.
7.375% due 10/01/2019		$1,500	1,832

			52,296

INDUSTRIALS 4.0%
ADT Corp.
4.875% due 07/15/2042		800	593
Altria Group, Inc.
9.250% due 08/06/2019		540	714
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	9,100	654
American Tower Corp.
4.500% due 01/15/2018		$700	740
7.000% due 10/15/2017		700	807
Anadarko Petroleum Corp.
8.700% due 03/15/2019		900	1,159
Anglo American Capital PLC
9.375% due 04/08/2014		1,500	1,563
Ashland, Inc.
3.000% due 03/15/2016		1,300	1,326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
6.000% due 01/15/2020		$1,600	$1,833
Cellco Partnership
8.500% due 11/15/2018		1,400	1,796
Cemex Finance LLC
9.500% due 12/14/2016		395	421
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	111
Crown Castle International Corp.
5.250% due 01/15/2023		200	185
Dow Chemical Co.
8.550% due 05/15/2019		100	128
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	213
Georgia-Pacific LLC
5.400% due 11/01/2020		1,700	1,906
Kraft Foods Group, Inc.
1.625% due 06/04/2015		300	305
2.250% due 06/05/2017		100	102
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	995
OGX Austria GmbH
8.375% due 04/01/2022		1,000	165
8.500% due 06/01/2018		600	99
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		150	157
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,794
Transocean, Inc.
6.000% due 03/15/2018		1,800	2,031
Viacom, Inc.
5.850% due 09/01/2043		3,700	3,779
Whiting Petroleum Corp.
5.000% due 03/15/2019		1,100	1,106

			24,682

UTILITIES 1.1%
AES Corp.
7.750% due 03/01/2014		474	485
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		900	828
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	800	1,087
Verizon Communications, Inc.
4.500% due 09/15/2020		$500	533
5.150% due 09/15/2023		600	645
6.100% due 04/15/2018		800	926
6.400% due 09/15/2033		700	779
6.550% due 09/15/2043		1,300	1,473

			6,756

Total Corporate Bonds & Notes (Cost $81,823)			83,734

MUNICIPAL BONDS & NOTES 1.5%

CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048		1,900	1,954
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	508
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	174

			2,636

78	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	$300	$312

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031	100	99

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	1,000	1,172
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	900	999
6.271% due 12/01/2037	100	117
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	800	836
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	200	226
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	1,310	1,470
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	156

		4,976

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	700	878
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	260

		1,138

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	105

Total Municipal Bonds & Notes (Cost $9,656)		9,266

U.S. GOVERNMENT AGENCIES 24.2%
Fannie Mae
0.549% due 05/25/2037	100	100
0.729% due 09/25/2041	570	573
0.849% due 03/25/2038	1,177	1,183
1.625% due 11/27/2018	3,400	3,392
2.500% due 12/01/2042 - 08/01/2043	17,502	16,311
2.900% due 06/01/2020	1,276	1,305
3.000% due 11/01/2043	30,000	29,245
3.500% due 06/01/2026 - 11/01/2043	48,650	49,916
4.000% due 10/01/2024 - 05/01/2042	12,251	12,932
5.000% due 06/01/2035 - 11/01/2043	8,636	9,353
5.500% due 10/01/2035 - 11/01/2043	4,000	4,354
5.871% due 03/25/2037 (a)	666	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.971% due 11/25/2039 (a)	$512	$72
6.000% due 05/01/2024	905	994
6.201% due 03/25/2037 (a)	1,195	150
6.321% due 02/25/2037 (a)	3,716	498
7.021% due 02/25/2037 (a)	498	75
9.734% due 11/25/2040	4	4
Freddie Mac
0.702% due 12/15/2041	1,156	1,163
0.732% due 01/15/2042	1,768	1,786
1.000% due 03/08/2017	2,200	2,209
1.250% due 08/01/2019 - 10/02/2019	2,500	2,406
1.283% due 07/15/2042	30	29
5.000% due 04/15/2041	400	449
5.500% due 03/15/2034	599	659
6.388% due 09/15/2036 (a)	701	118
10.495% due 02/15/2040	111	115
11.515% due 09/15/2041	26	28
12.653% due 02/15/2041	7	8
Ginnie Mae
2.500% due 11/15/2042 - 01/15/2043	2,000	1,868
3.000% due 06/15/2043	2,000	1,978
3.500% due 05/15/2043 - 06/15/2043	4,000	4,124

Total U.S. Government Agencies (Cost $146,307)		147,484

U.S. TREASURY OBLIGATIONS 51.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	4,438	4,387
0.125% due 07/15/2022	13,916	13,722
0.625% due 02/15/2043	203	167
0.750% due 02/15/2042	4,032	3,457
U.S. Treasury Notes
0.500% due 08/15/2014 (g)(i)	797	800
0.625% due 08/31/2017	2,200	2,167
0.625% due 09/30/2017	8,900	8,751
0.750% due 06/30/2017	24,600	24,413
0.750% due 10/31/2017	1,600	1,579
0.875% due 12/31/2016 (g)	4,200	4,216
0.875% due 01/31/2017	10,300	10,328
1.000% due 08/31/2019 (g)(i)	42,300	40,601
1.000% due 11/30/2019	23,200	22,138
1.250% due 02/29/2020	1,600	1,540
1.375% due 07/31/2018	3,000	3,006
1.375% due 09/30/2018	22,600	22,590
1.500% due 08/31/2018 (e)	53,700	54,076
1.625% due 08/15/2022	42,000	39,149
1.625% due 11/15/2022	2,100	1,945
1.750% due 05/15/2022	20,800	19,710
2.000% due 09/30/2020	15,000	14,990
2.000% due 02/15/2023	17,500	16,676

Total U.S. Treasury Obligations (Cost $318,110)		310,408

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
2.393% due 02/25/2045	644	646
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	900	991
Banc of America Large Loan Trust
2.482% due 11/15/2015	5,213	5,223
Banc of America Mortgage Trust
2.875% due 05/25/2033	375	371
2.924% due 02/25/2034	146	144
2.991% due 01/25/2035	215	211
5.396% due 06/25/2035	105	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Re-REMIC Trust
5.823% due 02/24/2051		$200	$219
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		133	129
5.280% due 08/25/2035		176	179
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^		361	309
Chaseflex Trust
0.479% due 07/25/2037		850	631
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		150	168
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		588	578
2.510% due 10/25/2035		94	91
5.297% due 08/25/2035		116	113
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029		200	205
Countrywide Alternative Loan Trust
0.369% due 08/25/2046		991	657
0.480% due 11/20/2035		145	109
1.553% due 08/25/2035		79	68
1.633% due 01/25/2036		274	244
Countrywide Home Loan Mortgage Pass-Through Trust
0.509% due 02/25/2035		106	89
2.695% due 10/20/2034		506	438
2.823% due 08/25/2034		229	207
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		107	112
Credit Suisse Mortgage Capital Certificates
5.760% due 04/12/2049		81	82
CSMC Mortgage-Backed Trust
5.750% due 03/25/2037 ^		346	309
DBRR Trust
0.946% due 09/25/2045		1,409	1,409
Deutsche ALT-A Securities, Inc.
0.679% due 02/25/2035		1,194	1,098
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		244	236
Granite Master Issuer PLC
0.327% due 12/20/2054	EUR	55	74
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,353
GSR Mortgage Loan Trust
2.594% due 12/25/2034		173	172
2.660% due 11/25/2035		306	295
2.663% due 09/25/2035		900	881
5.050% due 11/25/2035		182	180
5.250% due 07/25/2035		263	261
5.500% due 01/25/2037		904	889
JPMorgan Chase Commercial Mortgage Securities Trust
2.083% due 11/15/2028		470	475
JPMorgan Mortgage Trust
2.836% due 07/25/2035		1,313	1,282
Luminent Mortgage Trust
0.419% due 04/25/2036		633	396
Merrill Lynch Mortgage Investors Trust
1.666% due 10/25/2035		69	67
1.897% due 02/25/2033		585	583
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	273
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036		62	57
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		670	624
Nomura Asset Acceptance Corp.
3.057% due 07/25/2035		152	146
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	242
5.420% due 01/16/2049		150	167

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	79

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.695% due 09/16/2040		$150	$168
6.107% due 06/16/2049		200	223
6.123% due 02/16/2051		300	333
Sequoia Mortgage Trust
0.629% due 05/20/2034		366	340
Structured Adjustable Rate Mortgage Loan Trust
0.479% due 08/25/2036		1,074	796
Structured Asset Mortgage Investments Trust
0.409% due 02/25/2036		1,361	988
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.679% due 12/25/2033		35	34
2.428% due 02/25/2034		1,408	1,357
5.000% due 05/25/2035		445	458
6.000% due 05/25/2034		22	21
Thornburg Mortgage Securities Trust
1.429% due 06/25/2047		304	274
5.750% due 06/25/2047		763	722
Wachovia Bank Commercial Mortgage Trust
5.936% due 06/15/2049		500	558
WaMu Mortgage Pass-Through Certificates
0.459% due 11/25/2045		95	84
2.418% due 08/25/2035		72	73
2.454% due 08/25/2046		545	475
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		723	718
4.500% due 11/25/2036		194	175

Total Mortgage-Backed Securities (Cost $28,271)			31,582

ASSET-BACKED SECURITIES 2.2%
ACA CLO Ltd.
0.516% due 07/25/2018		333	331
Bear Stearns Asset-Backed Securities Trust
0.669% due 07/25/2035		792	776
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	2,546	3,304
Carrington Mortgage Loan Trust
0.279% due 06/25/2037		$102	99
Citibank Omni Master Trust
4.900% due 11/15/2018		250	262
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		186	190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.479% due 08/25/2035		$415	$388
EFS Volunteer LLC
0.784% due 10/25/2021		470	469
EMC Mortgage Loan Trust
0.629% due 05/25/2043		376	343
Home Equity Asset Trust
1.274% due 07/25/2035		1,000	861
HSI Asset Securitization Corp. Trust
0.359% due 04/25/2037		1,500	895
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	904	1,202
IXIS Real Estate Capital Trust
0.519% due 02/25/2036		$138	134
JPMorgan Mortgage Acquisition Trust
0.369% due 05/25/2035		287	272
Kingsland Ltd.
0.504% due 06/13/2019		156	156
Morgan Stanley ABS Capital, Inc.
0.429% due 03/25/2037		1,920	881
Morgan Stanley Dean Witter Capital, Inc.
1.159% due 02/25/2033		753	706
Panhandle-Plains Higher Education Authority, Inc.
0.748% due 10/01/2018		81	81
RAAC Series
1.379% due 09/25/2047		1,068	1,043
SLM Student Loan Trust
0.494% due 06/17/2024	EUR	855	1,135
South Carolina Student Loan Corp.
0.716% due 01/25/2021		$87	87

Total Asset-Backed Securities (Cost $12,429)			13,615

SOVEREIGN ISSUES 3.6%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	13,100	18,537
Kommunalbanken A/S
0.628% due 03/27/2017		$2,300	2,321
Russia Government International Bond
5.625% due 04/04/2042		1,000	1,027

Total Sovereign Issues (Cost $21,856)			21,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.5%

COMMERCIAL PAPER 2.4%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	$7,000	$6,988
Daimler Finance North America LLC
1.050% due 10/11/2013	1,500	1,500
Hewlett-Packard Co.
0.950% due 10/30/2013	6,100	6,095

		14,583

REPURCHASE AGREEMENTS (d) 0.1%
		756

Total Short-Term Instruments (Cost $15,339)		15,339

Total Investments in Securities (Cost $645,710)		645,335

	SHARES
INVESTMENTS IN AFFILIATES 13.4%

SHORT-TERM INSTRUMENTS 13.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.4%
PIMCO Short-Term Floating NAV Portfolio	5,194,411	51,981
PIMCO Short-Term Floating NAV Portfolio III	2,937,701	29,365

Total Short-Term Instruments (Cost $81,336)		81,346

Total Investments in Affiliates (Cost $81,336)		81,346

Total Investments 119.3% (Cost $727,046)		$726,681

Financial Derivative Instruments (f)(h) 0.5% (Cost or Premiums, net $(510))		3,150

Other Assets and Liabilities, net (19.8%)		(120,707)

Net Assets 100.0%		$609,124

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$756	Fannie Mae 2.200% due 10/17/2022	$(775)	$756	$756

Total Repurchase Agreements						$(775)	$756	$756

(1)	Includes accrued interest.

80	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.050%	09/30/2013	10/01/2013	$(705)	$(705)

Total Sale-Buyback Transactions					$(705)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $17,984 at a weighted average interest rate of (0.947%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2028	$1,000	$(981)	$(1,006)
Fannie Mae	4.000%	10/01/2028	500	(526)	(531)
Fannie Mae	4.000%	10/01/2043	7,000	(7,150)	(7,342)

Total Short Sales				$(8,657)	$(8,879)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $705 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$756	$0	$0	$0	$756	$(775)	$(19)

Master Securities Forward Transactions Agreement
FOB	0	0	0	(531)	(531)	0	(531)
GSC	0	0	(705)	(6,293)	(6,998)	705	(6,293)
JPS	0	0	0	(2,055)	(2,055)	0	(2,055)
MSC	0	0	0	0	0	(1,375)	(1,375)
SAL	0	0	0	0	0	(22)	(22)

Total Borrowings and Other Financing Transactions	$756	$0	$(705)	$(8,879)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	1	$(2)	$0	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	36	(97)	1	0
30-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	9	(33)	1	0
90-Day Eurodollar June Futures	Long	06/2015	1	1	0	0
90-Day Eurodollar September Futures	Long	09/2015	91	(23)	6	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	56	2	0	(3)
Euro-OAT France Government Bond December Futures	Short	12/2013	145	(327)	0	(85)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	56	15	2	0

Total Futures Contracts				$(464)	$10	$(88)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	81

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	13,100	$52	$62	$12	$0
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016		9,200	28	(7)	11	0
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$ 200	(1)	0	0	0
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		12,600	(206)	(56)	0	(6)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		4,600	(14)	34	0	(2)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		600	(7)	(18)	0	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		2,000	76	(76)	0	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,130,000	(162)	67	0	(12)

Total Swap Agreements						$(234)	$6	$23	$(20)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $797 and cash of $389 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$23	$33	$0	$(88)	$(20)	$(108)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	6,040	$		8,085	$0	$(86)
	10/2013		JPY	186,738			1,889	0	(11)

DUB	10/2013		AUD	171			152	0	(7)
	10/2013	$		26,191		EUR	19,401	55	0
	11/2013		EUR	19,401	$		26,193	0	(56)

FBF	11/2013	$		4,104		BRL	9,530	162	0

GLM	10/2013		EUR	13,879	$		18,777	1	0

HUS	11/2013		AUD	171			159	0	0

JPM	11/2013		EUR	168			227	0	(1)

MSC	10/2013		BRL	3,126			1,295	0	(116)
	10/2013	$		1,379		BRL	3,126	32	0
	10/2013			692		EUR	518	9	0
	11/2013		BRL	3,127	$		1,369	0	(31)

RBC	12/2013	$		813		CAD	840	1	0

RYL	12/2013		GBP	2,094	$		3,271	0	(117)

Total Forward Foreign Currency Contracts								$260	$(425)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,600	$133	$231

RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		2,500	199	362

Total Purchased Options								$332	$593

82	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,700	$(3)	$(2)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,700	(4)	(2)

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		2,000	(2)	(1)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		2,000	(4)	0

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	6,700	(126)	(234)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,000	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,000	(2)	(1)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		1,500	(1)	0
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		1,500	(3)	0

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		500	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		500	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	12,000	(45)	(6)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		15,400	(82)	(7)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		12,000	(50)	(6)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,200	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,200	(2)	(1)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		2,600	(3)	(1)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		2,600	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	10,500	(200)	(366)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		13,000	(73)	(6)

								$(610)	$(637)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013	$	500	$(2)	$0
BPS	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		8,500	(28)	(8)
MYC	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		4,400	(15)	(4)

							$(45)	$(12)

Total Written Options							$(655)	$(649)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	$63,900	EUR	8,800	$(511)
Sales	73,100		12,200	(339)
Closing Buys	(33,900)		0	130
Expirations	(2,700)		0	10
Exercised	(17,400)		0	55

Balance at 09/30/2013	$83,000	EUR	21,000	$(655)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Dell, Inc.	(1.000%	)	03/20/2017	2.517%	$ 300	$16	$(1)	$15	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
DUB	Dell, Inc.	1.000%	03/20/2018	3.465%	$ 1,900	$(206)	$14	$0	$(192)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	83

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BRC	iTraxx Europe Senior Financials 17 Index	(1.000%	)	06/20/2017	EUR 2,600	$245	$(205)	$40	$0
MYC	iTraxx Europe Senior Financials 17 Index	(1.000%	)	06/20/2017	1,300	127	(107)	20	0

						$372	$(312)	$60	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
CBK	MCDX-17 5-Year Index	1.000%	12/20/2016	$3,800	$ (147)	$149	$2	$0
GST	MCDX-17 5-Year Index	1.000%	12/20/2016	2,200	(78)	79	1	0

					$ (225)	$228	$3	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	96,300	$(123)	$(682)	$0	$(805)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		26,500	52	(604)	0	(552)

BRC	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	28,800	(21)	(2)	0	(23)

CBK	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		26,700	(17)	(4)	0	(21)

DUB	Pay	1-Year BRL-CDI	8.875%	01/02/2017	BRL	12,700	5	(286)	0	(281)

FBF	Pay	1-Year BRL-CDI	8.935%	01/02/2017		4,100	(6)	(78)	0	(84)

JPM	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	46,200	(25)	(55)	0	(80)

MYC	Pay	28-Day MXN-TIIE	6.250%	06/05/2023		10,000	(9)	(9)	0	(18)

							$(144)	$(1,720)	$0	$(1,864)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount			Swap Agreements, at Value
									Asset	Liability
FBF	Receive	ERAUSST Index	8,655	1-Month USD-LIBOR less a specified spread	03/31/2014	$15,979			$3,336	$0

JPM	Receive	ERAUSST Index	7,207	1-Month USD-LIBOR less a specified spread	06/13/2014	13,996			2,088	0

									$5,424	$0

Total Swap Agreements							$(187)	$3,633	$5,502	$(2,056)

84	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $519 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$0	$0	$0	$0	$(97)	$(4)	$(1,357)	$(1,458)	$(1,458)	$(34,560)	$(36,018)
BPS	0	0	0	0	0	(8)	0	(8)	(8)	0	(8)
BRC	0	0	40	40	0	(1)	(23)	(24)	16	0	16
CBK	0	231	2	233	0	(234)	(21)	(255)	(22)	0	(22)
DUB	55	0	15	70	(63)	(2)	(473)	(538)	(468)	519	51
FBF	162	0	3,336	3,498	0	0	(84)	(84)	3,414	(3,370)	44
GLM	1	0	0	1	0	(8)	0	(8)	(7)	0	(7)
GST	0	0	1	1	0	0	0	0	1	0	1
JPM	0	0	2,088	2,088	(1)	(7)	(80)	(88)	2,000	(1,985)	15
MSC	41	0	0	41	(147)	0	0	(147)	(106)	(78)	(184)
MYC	0	0	20	20	0	(10)	(18)	(28)	(8)	0	(8)
RBC	1	0	0	1	0	0	0	0	1	0	1
RYL	0	362	0	362	(117)	(369)	0	(486)	(124)	0	(124)
UAG	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)

Total Over the Counter	$260	$593	$5,502	$6,355	$(425)	$(649)	$(2,056)	$(3,130)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	23	23

	$0	$0	$0	$0	$33	$33

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$260	$0	$260
Purchased Options	0	0	0	0	593	593
Swap Agreements	0	78	5,424	0	0	5,502

	$0	$78	$5,424	$260	$593	$6,355

	$0	$78	$5,424	$260	$626	$6,388

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$88	$88
Swap Agreements	0	0	0	0	20	20

	$0	$0	$0	$0	$108	$108

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$425	$0	$425
Written Options	0	12	0	0	637	649
Swap Agreements	0	192	0	0	1,864	2,056

	$0	$204	$0	$425	$2,501	$3,130

	$0	$204	$0	$425	$2,609	$3,238

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	85

Schedule of Investments PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$413	$413
Swap Agreements	0	271	0	0	878	1,149

	$0	$271	$0	$0	$1,291	$1,562

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(277)	$0	$(277)
Written Options	0	0	0	72	67	139
Swap Agreements	0	30	99,556	0	89	99,675

	$0	$30	$99,556	$(205)	$156	$99,537

	$0	$301	$99,556	$(205)	$1,447	$101,099

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(231)	$(231)
Swap Agreements	0	(60)	0	0	641	581

	$0	$(60)	$0	$0	$410	$350

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,135)	$0	$(1,135)
Purchased Options	0	0	0	17	231	248
Written Options	0	33	0	(38)	(114)	(119)
Swap Agreements	0	(115)	(17,205)	0	(1,732)	(19,052)

	$0	$(82)	$(17,205)	$(1,156)	$(1,615)	$(20,058)

	$0	$(142)	$(17,205)	$(1,156)	$(1,205)	$(19,708)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,022	$0	$12,022
Corporate Bonds & Notes
Banking & Finance	0	52,296	0	52,296
Industrials	0	24,682	0	24,682
Utilities	0	6,756	0	6,756
Municipal Bonds & Notes
California	0	2,636	0	2,636
Louisiana	0	312	0	312
Massachusetts	0	99	0	99
New York	0	4,976	0	4,976
Ohio	0	1,138	0	1,138
Pennsylvania	0	105	0	105
U.S. Government Agencies	0	147,484	0	147,484
U.S. Treasury Obligations	0	310,408	0	310,408
Mortgage-Backed Securities	0	29,330	2,252	31,582
Asset-Backed Securities	0	13,615	0	13,615
Sovereign Issues	0	21,885	0	21,885
Short-Term Instruments
Commercial Paper	0	14,583	0	14,583
Repurchase Agreements	0	756	0	756
	$0	$643,083	$2,252	$645,335

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$81,346	$0	$0	$81,346

Total Investments	$81,346	$643,083	$2,252	$726,681

Short Sales, at Value
U.S. Government Agencies	$0	$(8,879)	$0	$(8,879)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	23	0	33
Over the counter	0	6,355	0	6,355
	$10	$6,378	$0	$6,388

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(88)	(20)	0	(108)
Over the counter	0	(3,130)	0	(3,130)
	$(88)	$(3,150)	$0	$(3,238)

Totals	$81,268	$637,432	$2,252	$720,952

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

86	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$2,728	$0	$(469)	$1	$23	$(31)	$0	$0	$2,252	$(14)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$219	Benchmark Pricing	Base Price	109.13
	2,033	Third Party Vendor	Broker Quote	93.26-99.95

Total	$2,252

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	87

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.4%

BANK LOAN OBLIGATIONS 2.6%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020	$1,990	$1,999
Biomet, Inc.
3.679% due 07/25/2017	9,975	10,011
BMC Software Finance, Inc.
5.000% due 09/10/2020	15,400	15,409
Candy Intermediate Holdings, Inc.
7.500% due 06/18/2018	694	670
Charter Communications, Inc.
3.000% due 07/01/2020	6,185	6,133
Dell, Inc.
3.750% due 09/24/2018	7,750	7,714
H.J. Heinz Co.
3.500% due 06/05/2020	9,077	9,123
MGM Resorts International, Inc.
3.500% due 12/20/2019	1,985	1,981
NXP BV
4.750% due 01/11/2020	1,290	1,312
Ocwen Financial Corp.
5.000% due 02/15/2018	995	1,009
Phillips-Van Heusen Corp.
3.250% due 02/13/2020	1,678	1,680
Realogy Corp.
4.500% due 03/05/2020	2,985	3,010
Springleaf Financial Funding Co.
4.750% due 09/30/2019	13,000	13,041
SunGard Data Systems, Inc.
4.500% due 01/31/2020	496	501
Tesoro Corp.
2.511% due 06/03/2016	1,493	1,499
Tribune Co.
4.000% due 12/31/2019	2,978	2,989

Total Bank Loan Obligations (Cost $77,678)		78,081

CORPORATE BONDS & NOTES 18.2%

BANKING & FINANCE 8.7%
Ally Financial, Inc.
2.460% due 12/01/2014	1,925	1,922
3.465% due 02/11/2014	8,100	8,171
3.500% due 07/18/2016	15,800	15,997
3.652% due 06/20/2014	2,300	2,335
4.500% due 02/11/2014	3,325	3,364
4.625% due 06/26/2015	6,160	6,376
6.250% due 12/01/2017	500	537
6.750% due 12/01/2014	3,500	3,686
7.500% due 12/31/2013	500	508
7.500% due 09/15/2020	1,100	1,240
8.300% due 02/12/2015	6,100	6,588
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	3,200	3,033
American Express Co.
7.000% due 03/19/2018	300	362
American Honda Finance Corp.
0.637% due 05/26/2016	15,600	15,646
Aviation Loan Trust
2.364% due 12/15/2022	4,675	4,324
Banco de Credito del Peru
5.375% due 09/16/2020	1,100	1,116
Banco do Brasil S.A.
6.000% due 01/22/2020	600	639

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,600	$1,656
Banco Santander Chile
3.875% due 09/20/2022		1,700	1,581
Bancolombia S.A.
5.950% due 06/03/2021		1,200	1,224
Barclays Bank PLC
10.179% due 06/12/2021		3,010	3,915
14.000% due 06/15/2019 (d)	GBP	2,177	4,740
BM&FBovespa S.A.
5.500% due 07/16/2020		$600	621
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,900	1,951
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	759
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,782
CIT Group, Inc.
4.250% due 08/15/2017		2,500	2,556
4.750% due 02/15/2015		7,600	7,885
5.000% due 05/15/2017		8,100	8,556
5.250% due 04/01/2014		5,115	5,211
6.625% due 04/01/2018		600	663
Citigroup, Inc.
1.700% due 07/25/2016		11,300	11,362
6.125% due 05/15/2018		500	579
Credit Suisse AG
6.500% due 08/08/2023		7,200	7,301
Eksportfinans ASA
2.000% due 09/15/2015		400	392
2.375% due 05/25/2016		4,000	3,890
3.000% due 11/17/2014		200	200
5.500% due 05/25/2016		1,300	1,363
5.500% due 06/26/2017		500	522
Essex Portfolio LP
3.250% due 05/01/2023		2,300	2,114
Ford Motor Credit Co. LLC
1.362% due 08/28/2014		15,800	15,882
8.700% due 10/01/2014		2,200	2,368
General Motors Financial Co., Inc.
2.750% due 05/15/2016		200	200
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	300	478
HBOS PLC
0.896% due 03/29/2016	EUR	300	393
0.959% due 09/06/2017		$100	95
6.750% due 05/21/2018		800	893
HSBC Finance Corp.
0.518% due 01/15/2014		500	500
0.690% due 06/01/2016		100	100
International Lease Finance Corp.
4.875% due 04/01/2015		1,950	2,024
5.650% due 06/01/2014		5,200	5,336
6.500% due 09/01/2014		1,120	1,168
6.625% due 11/15/2013		500	503
6.750% due 09/01/2016		6,550	7,221
7.125% due 09/01/2018		100	112
8.625% due 09/15/2015		6,700	7,420
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,399
JPMorgan Chase & Co.
3.450% due 03/01/2016		1,100	1,159
LBG Capital PLC
6.439% due 05/23/2020	EUR	100	140
7.588% due 05/12/2020	GBP	400	680
7.625% due 12/09/2019		200	338
7.625% due 10/14/2020	EUR	200	291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.869% due 08/25/2020	GBP	700	$1,203
7.875% due 11/01/2020		$500	534
7.975% due 09/15/2024	GBP	200	337
8.500% due 12/17/2021 (d)		$5,600	5,883
9.125% due 07/15/2020	GBP	100	176
15.000% due 12/21/2019	EUR	600	1,194
15.000% due 12/21/2019	GBP	200	469
Leveraged Finance Europe Capital BV
0.793% due 11/15/2017	EUR	737	997
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$1,100	1,477
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,900	2,242
Petrobras Global Finance BV
2.408% due 01/15/2019		2,800	2,754
3.000% due 01/15/2019		5,000	4,716
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,147
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		1,400	1,465
5.400% due 03/24/2017		700	747
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,665
SLM Corp.
0.566% due 01/27/2014		2,100	2,090
3.875% due 09/10/2015		1,000	1,025
5.000% due 10/01/2013		800	800
5.050% due 11/14/2014		124	128
6.250% due 01/25/2016		6,400	6,840
8.450% due 06/15/2018		1,650	1,869
Standard Chartered PLC
3.200% due 05/12/2016		300	314
3.950% due 01/11/2023		1,000	943
Sun Life Financial Global Funding LP
0.521% due 10/06/2013		3,200	3,200
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	9,600	15,658

			264,240

INDUSTRIALS 7.8%
ADT Corp.
4.125% due 06/15/2023		$1,200	1,073
6.250% due 10/15/2021 (b)		2,500	2,541
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,500	7,969
American Tower Corp.
3.500% due 01/31/2023		1,300	1,144
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	4,600	6,646
Baidu, Inc.
3.500% due 11/28/2022		$1,300	1,196
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,500	1,500
Cemex S.A.B. de C.V.
4.900% due 10/15/2018 (b)		7,900	7,922
5.875% due 03/25/2019		2,500	2,406
7.250% due 01/15/2021 (b)		8,400	8,396
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,200	2,252
CNH Capital LLC
3.625% due 04/15/2018		5,000	5,000
Con-way, Inc.
7.250% due 01/15/2018		2,000	2,269
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		596	610

88	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crown Castle International Corp.
5.250% due 01/15/2023	$2,400	$2,220
CST Brands, Inc.
5.000% due 05/01/2023	1,500	1,421
CVS Pass-Through Trust
7.507% due 01/10/2032	185	224
D.R. Horton, Inc.
6.125% due 01/15/2014	1,000	1,016
DISH DBS Corp.
6.625% due 10/01/2014	4,725	4,973
7.000% due 10/01/2013	1,800	1,800
7.125% due 02/01/2016	800	881
7.750% due 05/31/2015	3,900	4,270
Ensco PLC
4.700% due 03/15/2021	100	106
Enterprise Products Operating LLC
6.500% due 01/31/2019	100	119
ERAC USA Finance LLC
6.200% due 11/01/2016	1,000	1,131
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018	3,500	3,387
3.875% due 03/15/2023	15,000	13,862
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	15,600	14,917
HCA, Inc.
4.750% due 05/01/2023	1,000	944
6.500% due 02/15/2016	300	326
6.500% due 02/15/2020	2,900	3,150
7.250% due 09/15/2020	200	218
7.875% due 02/15/2020	1,000	1,081
8.500% due 04/15/2019	3,000	3,233
Hertz Corp.
4.250% due 04/01/2018	3,250	3,209
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,100	7,313
Inmet Mining Corp.
7.500% due 06/01/2021	1,750	1,803
Intel Corp.
4.000% due 12/15/2032	1,500	1,383
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	400	513
Lennar Corp.
5.600% due 05/31/2015	200	212
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	800	788
4.750% due 04/15/2023	2,000	1,906
Masco Corp.
6.125% due 10/03/2016	2,000	2,223
MGM Resorts International
6.625% due 07/15/2015	10,330	11,182
7.500% due 06/01/2016	900	1,010
New York Times Co.
5.000% due 03/15/2015	300	313
NXP BV
3.500% due 09/15/2016	9,100	9,214
OGX Austria GmbH
8.500% due 06/01/2018	1,600	264
Outerwall, Inc.
6.000% due 03/15/2019	2,300	2,248
Petrobras International Finance Co.
5.750% due 01/20/2020	1,800	1,880
PHH Corp.
6.375% due 08/15/2021	4,250	4,133
Range Resources Corp.
6.750% due 08/01/2020	500	541
Reynolds American, Inc.
7.300% due 07/15/2015	1,400	1,561

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		$870	$933
7.125% due 04/15/2019		400	427
7.875% due 08/15/2019		200	221
Rockies Express Pipeline LLC
6.850% due 07/15/2018		850	805
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	3,000	4,114
4.750% due 05/15/2021		$3,500	3,412
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,039
Softbank Corp.
4.500% due 04/15/2020		9,500	9,132
Tenet Healthcare Corp.
6.000% due 10/01/2020		4,900	5,019
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,100	2,521
Time Warner, Inc.
3.150% due 07/15/2015		650	677
Times Square Hotel Trust
8.528% due 08/01/2026		3,402	4,582
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	549
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		10,600	14,125
Unitymedia KabelBW GmbH
9.625% due 12/01/2019		5,500	8,274
VeriSign, Inc.
4.625% due 05/01/2023		$5,000	4,725
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		10,000	11,625

			236,079

UTILITIES 1.7%
Access Midstream Partners LP
4.875% due 05/15/2023		1,000	945
AES Corp.
7.750% due 03/01/2014		1,800	1,843
8.000% due 10/15/2017		2,300	2,657
BP Capital Markets PLC
4.500% due 10/01/2020		200	216
CMS Energy Corp.
4.250% due 09/30/2015		1,000	1,055
5.050% due 02/15/2018		1,300	1,441
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		700	716
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,200	1,110
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,000	1,235
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		2,300	2,125
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		2,900	2,668
Verizon Communications, Inc.
4.500% due 09/15/2020		3,700	3,941
5.150% due 09/15/2023		6,000	6,446
6.400% due 09/15/2033		4,100	4,566
6.550% due 09/15/2043		11,900	13,480
VimpelCom Holdings BV
5.200% due 02/13/2019		5,000	4,987
Virginia Electric and Power Co.
5.400% due 04/30/2018		500	577

			50,008

Total Corporate Bonds & Notes (Cost $552,122)			550,327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 2.7%

ARIZONA 0.1%
Arizona Transportation Board Revenue Bonds, Series 2011
5.250% due 07/01/2024	$1,400	$1,600

CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	800	981
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.170% due 04/01/2045	500	495
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	9,700	9,978
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	108
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	1,600	2,025
7.500% due 04/01/2034	5,620	7,138
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	400	523
7.950% due 03/01/2036	200	232
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	100	106
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	200	219
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	231
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	100	113
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	500	544
5.813% due 06/01/2040	200	218
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	117
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024	5,000	4,528
4.062% due 05/15/2033	5,000	4,557
Ventura County, California Public Financing Authority Revenue Bonds, Series 2013
5.000% due 11/01/2025	1,000	1,112
5.000% due 11/01/2026	1,000	1,099
5.000% due 11/01/2028	1,000	1,075
5.000% due 11/01/2029	2,000	2,127
5.000% due 11/01/2030	1,200	1,263

		38,789

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	1,100	1,215

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,695	2,578

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	89

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	$600	$655

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	100	113

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	150	161

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	500	564
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	1,000	1,054
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2047	1,600	1,651
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
5.000% due 06/15/2034	15,000	16,046
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.389% due 03/15/2040	200	213
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
5.000% due 01/01/2032	6,555	6,817
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	109
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	1,200	1,015

		27,469

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	259

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	105

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018	2,500	2,368

TEXAS 0.1%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2037	500	522
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	700	722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Texas Tollway Authority Revenue Bonds, Series 2011
5.250% due 09/01/2027	$700	$774
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	100	110

		2,128

WISCONSIN 0.1%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	5,000	5,056

Total Municipal Bonds & Notes (Cost $87,673)		82,496

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
0.549% due 05/25/2037	170	170
0.579% due 04/25/2037	189	190
0.589% due 09/25/2035	112	112
0.629% due 12/25/2040	800	802
0.679% due 05/25/2040	518	521
0.729% due 09/25/2041	474	475
0.779% due 01/25/2034	484	489
0.829% due 02/25/2024	282	284
0.929% due 01/25/2040	879	890
1.079% due 03/25/2032	158	161
1.625% due 11/27/2018	18,100	17,971
2.000% due 08/01/2028 - 09/01/2028	59,445	58,334
2.500% due 11/01/2042 - 10/01/2043	65,000	60,568
3.000% due 09/01/2020 - 11/01/2043	162,867	160,475
3.000% due 06/25/2042 (a)	10,782	1,674
3.500% due 01/01/2026 - 11/01/2043	255,675	262,743
4.000% due 06/01/2018 - 11/01/2043	75,156	79,370
4.500% due 12/01/2017 - 11/01/2041	5,540	5,889
5.000% due 02/01/2032 - 11/01/2043	39,910	43,177
5.500% due 11/01/2043	15,000	16,327
6.071% due 03/25/2024 (a)	4,476	469
6.121% due 03/25/2038 (a)	3,246	389
6.201% due 03/25/2037 (a)	559	70
6.421% due 08/25/2041 (a)	2,037	346
6.471% due 07/25/2039 (a)	1,055	177
12.302% due 03/25/2040	391	471
Freddie Mac
0.482% due 02/15/2037	50	50
0.532% due 05/15/2036	106	106
0.682% due 11/15/2040 - 02/15/2041	1,075	1,073
5.500% due 08/15/2030	1	1
6.018% due 06/15/2038 - 10/15/2042 (a)	13,983	2,325
7.556% due 12/15/2042	2,149	1,956
7.818% due 02/15/2032 (a)	1,081	216
9.535% due 01/15/2041	1,124	1,149
11.515% due 09/15/2041	53	55
12.653% due 02/15/2041	8	8
Ginnie Mae
0.480% due 12/20/2042	7,626	7,605
2.500% due 11/15/2042 - 07/15/2043	13,647	12,798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 11/15/2041 - 11/15/2042		$26,000	$26,803
8.635% due 09/20/2040		1,063	1,086

Total U.S. Government Agencies (Cost $755,119)			767,775

U.S. TREASURY OBLIGATIONS 56.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		34,265	33,870
0.125% due 07/15/2022		120,472	118,787
U.S. Treasury Notes
0.250% due 01/31/2015		50,000	50,051
0.250% due 02/28/2015		120,000	120,094
0.250% due 05/31/2015		200,000	199,980
0.375% due 11/15/2015		40,000	40,012
0.625% due 11/30/2017 (h)(j)		27,000	26,460
1.000% due 11/30/2019 (h)		96,900	92,464
1.125% due 03/31/2020		33,000	31,458
1.250% due 02/29/2020		207,400	199,679
1.375% due 07/31/2018		16,700	16,735
1.375% due 09/30/2018		17,000	16,993
1.375% due 01/31/2020 (j)		445,000	432,693
1.500% due 08/31/2018 (f)		323,400	325,661

Total U.S. Treasury Obligations (Cost $1,731,488)			1,704,937

MORTGAGE-BACKED SECURITIES 3.6%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		1,359	1,128
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		3,309	3,336
Banc of America Funding Corp.
2.685% due 02/20/2036		131	130
Banc of America Large Loan Trust
2.482% due 11/15/2015		8,482	8,499
BCAP LLC Trust
0.330% due 05/26/2037		483	475
Bear Stearns Adjustable Rate Mortgage Trust
2.491% due 08/25/2033		419	417
2.770% due 05/25/2034		8	8
Bear Stearns Alt-A Trust
2.390% due 10/25/2033		22	20
2.645% due 09/25/2034		544	475
Bear Stearns Commercial Mortgage Securities Trust
5.429% due 01/12/2045		4,814	4,887
Bella Vista Mortgage Trust
2.632% due 11/20/2034		370	338
Chase Mortgage Finance Trust
5.500% due 03/25/2037		52	51
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		12,389	13,866
Commercial Mortgage Pass-Through Certificates
1.906% due 01/10/2046		4,300	4,286
Countrywide Alternative Loan Trust
4.750% due 08/25/2018		478	479
6.000% due 02/25/2037 ^		964	688
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,522	1,588
5.500% due 01/25/2035		912	941
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	539
Epic More London PLC
0.759% due 07/15/2017	GBP	1,297	2,073
First Horizon Alternative Mortgage Securities
2.316% due 06/25/2034		$85	82

90	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		$568	$571
GE Capital Commercial Mortgage Corp.
5.543% due 12/10/2049		8,300	9,148
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	549
5.162% due 12/10/2043		500	564
5.993% due 08/10/2045 (f)		2,000	2,223
GSAA Home Equity Trust
6.000% due 04/01/2034		338	350
GSR Mortgage Loan Trust
2.661% due 09/25/2035		110	110
Impac CMB Trust
1.099% due 11/25/2034		25	22
IndyMac Mortgage Loan Trust
0.419% due 04/25/2035		187	158
JPMorgan Chase Commercial Mortgage Securities Trust
0.632% due 07/15/2019		1,889	1,845
3.616% due 11/15/2043		700	739
JPMorgan Resecuritization Trust
6.266% due 03/26/2038		7,107	5,179
Leek Finance Ltd.
0.510% due 09/21/2038		10,340	10,510
MASTR Asset Securitization Trust
5.250% due 12/25/2033		485	497
Merrill Lynch Floating Trust
0.720% due 07/09/2021		988	986
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045		3,700	4,122
5.993% due 08/15/2045		13,900	15,485
Newgate Funding PLC
1.117% due 12/15/2050	GBP	137	222
Prime Mortgage Trust
0.579% due 02/25/2019		$1	1
Residential Accredit Loans, Inc. Trust
6.000% due 10/25/2034		706	729
Structured Adjustable Rate Mortgage Loan Trust
0.419% due 03/25/2035		971	899
Structured Asset Mortgage Investments Trust
0.369% due 02/25/2036		523	299
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.428% due 02/25/2034		240	232
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		8,100	7,879
WaMu Mortgage Pass-Through Certificates
2.204% due 02/27/2034		125	124
2.418% due 08/25/2034		528	526
Wells Fargo Mortgage-Backed Securities Trust
2.675% due 03/25/2035		74	76
2.680% due 04/25/2036 ^		70	66

Total Mortgage-Backed Securities (Cost $109,937)			108,417

ASSET-BACKED SECURITIES 1.6%
Aegis Asset-Backed Securities Trust
1.179% due 03/25/2035 ^		1,000	841

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.329% due 10/25/2034		$1,948	$1,666
Asset-Backed Funding Certificates Trust
0.929% due 06/25/2035		2,300	2,238
Asset-Backed Securities Corp. Home Equity Loan Trust
0.609% due 11/25/2035		2,100	1,858
0.819% due 07/25/2035		1,000	882
Ballyrock CLO Ltd.
0.482% due 08/28/2019		279	279
Bear Stearns Asset-Backed Securities Trust
0.589% due 12/25/2035		2,200	2,020
BNC Mortgage Loan Trust
0.279% due 05/25/2037		1,348	1,277
Countrywide Asset-Backed Certificates
0.369% due 07/25/2036		2,051	1,995
0.799% due 08/25/2035		1,300	1,158
0.839% due 11/25/2033		1,919	1,840
0.879% due 09/25/2034		2,973	2,693
Educational Funding Co. LLC
0.516% due 10/25/2029		2,361	1,923
Fremont Home Loan Trust
0.419% due 01/25/2036		548	519
GSAMP Trust
1.229% due 06/25/2034		1,462	1,415
HSBC Home Equity Loan Trust
0.660% due 03/20/2036		1,000	840
Inwood Park CDO Ltd.
0.491% due 01/20/2021		3,492	3,474
Landmark CDO Ltd.
0.543% due 07/15/2018		2,619	2,606
Leopard CLO BV
0.572% due 04/21/2020	EUR	550	740
LightPoint Pan-European CLO PLC
0.476% due 01/31/2022		705	936
Loan to Learn Education Loan Trust
0.522% due 06/15/2031		$2,100	1,825
Madison Park Funding Ltd.
0.535% due 05/10/2019		801	800
Marathon CLO Ltd.
0.522% due 12/20/2019		511	508
Morgan Stanley Mortgage Loan Trust
0.249% due 01/25/2047		30	28
New Century Home Equity Loan Trust
0.459% due 10/25/2035		717	702
Pacifica CDO Corp.
0.524% due 01/26/2020		1,734	1,720
RAAC Series
1.379% due 09/25/2047		2,265	2,212
Residential Asset Mortgage Products Trust
0.349% due 05/25/2036		315	310
Residential Asset Securities Corp. Trust
0.379% due 02/25/2036		913	893
0.824% due 03/25/2035		2,470	2,254
0.854% due 02/25/2035		2,491	2,253
Securitized Asset-Backed Receivables LLC Trust
0.459% due 12/25/2035		889	836
SLM Student Loan Trust
0.494% due 12/16/2041		2,000	1,403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.619% due 02/25/2035		$353	$326
0.629% due 11/25/2035		1,400	1,160

Total Asset-Backed Securities (Cost $47,837)			48,430

SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
4.500% due 07/15/2015	EUR	65,000	91,975

Total Sovereign Issues (Cost $92,186)			91,975

SHORT-TERM INSTRUMENTS 0.1%

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co. LLC
0.725% due 11/01/2013		$1,000	1,000
0.725% due 11/22/2013		1,900	1,898

			2,898

REPURCHASE AGREEMENTS (e) 0.0%
			593

U.S. TREASURY BILLS 0.0%
0.025% due 03/13/2014 (j)		840	840

Total Short-Term Instruments (Cost $4,331)			4,331

Total Investments in Securities (Cost $3,458,371)			3,436,769

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio		413,908	4,142

Total Short-Term Instruments (Cost $4,142)			4,142

Total Investments in Affiliates (Cost $4,142)			4,142

Total Investments 113.5% (Cost $3,462,513)			$3,440,911

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $(3,945))			5,707

Other Assets and Liabilities, net (13.7%)			(416,229)

Net Assets 100.0%			$3,030,389

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	91

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$593	Fannie Mae 2.200% due 10/17/2022	$(606)	$593	$593

Total Repurchase Agreements						$(606)	$593	$593

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.020%	10/01/2013	10/18/2013	$(13,283)	$(13,283)
SBI	(1.500%)	08/08/2013	08/07/2015	(2,170)	(2,165)

Total Reverse Repurchase Agreements					$(15,448)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $40,396 at a weighted average interest rate of (0.272%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2043	$	10,000	$(10,228)	$(10,489)

Total Short Sales					$(10,228)	$(10,489)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $15,516 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
DEU	$0	$(13,283)	$0	$0	$(13,283)	$13,292	$9
SBI	0	(2,165)	0	0	(2,165)	2,223	58
SSB	593	0	0	0	593	(606)	(13)

Master Securities Forward Transactions Agreement
BCY	0	0	0	0	0	(395)	(395)
DEU	0	0	0	0	0	(580)	(580)
FOB	0	0	0	0	0	(1,860)	(1,860)
GSC	0	0	0	(10,489)	(10,489)	(1,880)	(12,369)
MSC	0	0	0	0	0	(2,978)	(2,978)
SAL	0	0	0	0	0	(315)	(315)

Total Borrowings and Other Financing Transactions	$593	$(15,448)	$0	$(10,489)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

92	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	4	$(3)	$0	$0
90-Day Eurodollar June Futures	Long	06/2015	24	17	2	0
90-Day Eurodollar September Futures	Long	09/2014	171	34	2	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	222	4	0	(13)
Euro-OAT France Government Bond December Futures	Short	12/2013	716	(746)	0	(417)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	222	59	10	0

Total Futures Contracts				$(635)	$14	$(430)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.400%	09/05/2018	$ 84,100	$(402)	$(181)	$40	$0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023	3,300	(42)	(99)	0	(2)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	9,800	373	(370)	1	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 5,520,000	(790)	316	0	(57)

Total Swap Agreements					$(861)	$(334)	$41	$(59)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $3,449 and cash of $2,376 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$14	$41	$55	$0	$(430)	$(59)	$(489)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		JPY	1,136,158	$		11,491	$0	$(69)

BRC	10/2013		KRW	37,158			32	0	(3)

CBK	12/2013		EUR	30,180			40,054	0	(783)

DUB	10/2013		AUD	652			581	0	(27)
	10/2013		BRL	29,331			13,153	0	(81)
	10/2013	$		13,215		BRL	29,331	19	0
	01/2014		BRL	29,331	$		12,955	0	(8)

FBF	11/2013	$		21,507		BRL	49,935	848	0

GLM	12/2013		EUR	68,716	$		92,985	4	0

HUS	10/2013		JPY	24,200			247	0	0

JPM	10/2013		BRL	29,331			12,082	0	(1,153)
	10/2013		KRW	302,708			261	0	(20)
	10/2013	$		13,153		BRL	29,331	81	0
	10/2013			312		KRW	339,866	4	0
	12/2013			8,771		EUR	6,562	108	0
	12/2013			3,043		GBP	1,910	48	0
	12/2013			5,287		MXN	70,096	35	0
	01/2014		KRW	339,866	$		310	0	(4)

RBC	12/2013	$		8,887		CAD	9,183	10	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	93

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RYL	12/2013	GBP	17,527	$	27,376	$0	$(983)

UAG	11/2013	AUD	652		607	0	0

Total Forward Foreign Currency Contracts						$1,157	$(3,131)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,900	$(13)	$(7)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		9,000	(20)	(11)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,100	(4)	(2)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		15,400	(15)	(4)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		15,400	(29)	(2)

DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		7,400	(7)	(2)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		7,400	(15)	(1)

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,600	(5)	(3)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,600	(5)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	58,000	(215)	(28)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		79,100	(422)	(38)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	10,000	(19)	(11)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,000	(19)	(12)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		13,400	(13)	(4)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		13,400	(22)	(2)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	82,400	(461)	(39)

								$(1,284)	$(169)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013	$	175,600	$(534)	$(162)

BPS	Put - OTC CDX.IG-20 5-Year Index	Sell	1.000%	12/18/2013		121,600	(402)	(112)

							$(936)	$(274)

Total Written Options							$(2,220)	$(443)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at 03/31/2013	$51,500	EUR 43,200	$(301)
Sales	752,100	72,400	(2,906)
Closing Buys	(189,700)	0	717
Expirations	(13,100)	0	49
Exercised	(84,100)	0	221

Balance at 09/30/2013	$516,700	EUR 115,600	$(2,220)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Barclays Bank PLC	3.000%	06/20/2018	1.820%	EUR 3,000	$(9)	$229	$220	$0
	Lafarge S.A.	1.000%	12/20/2018	2.603%	10,000	(944)	(89)	0	(1,033)

GST	Dell, Inc.	1.000%	12/20/2019	4.662%	$ 2,100	(373)	(24)	0	(397)

						$(1,326)	$116	$220	$(1,430)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

94	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	368,700	$(379)	$(2,705)	$0	$(3,084)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		112,800	220	(2,569)	0	(2,349)

BRC	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	128,600	(95)	(8)	0	(103)

CBK	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		120,200	(78)	(19)	0	(97)

DUB	Pay	1-Year BRL-CDI	8.875%	01/02/2017	BRL	98,200	48	(2,217)	0	(2,169)

HUS	Pay	1-Year BRL-CDI	8.115%	01/02/2015		68,200	21	(491)	0	(470)

JPM	Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MXN	251,800	(136)	(301)	0	(437)

							$(399)	$(8,310)	$0	$(8,709)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount			Swap Agreements, at Value
									Asset	Liability
BOA	Receive	RACNLGT Index	490,709	1-Month USD-LIBOR plus a specified spread	02/26/2014	$ 599,646			$42,225	$0
	Pay	RACNSGT Index	531,246	1-Month USD-LIBOR plus a specified spread	02/26/2014	628,316			0	(41,225)
	Receive	RACNLGT Index	1,030,231	1-Month USD-LIBOR plus a specified spread	03/25/2014	1,228,728			118,173	0
	Pay	RACNLGT Index	1,054,461	1-Month USD-LIBOR plus a specified spread	03/25/2014	1,227,960			0	(101,483)
	Receive	RACNLGT Index	205,510	1-Month USD-LIBOR plus a specified spread	06/16/2014	270,100			0	(1,210)
	Pay	RACNLGT Index	203,120	1-Month USD-LIBOR plus a specified spread	06/16/2014	255,731			0	(289)
	Receive	RACNLGT Index	223,589	1-Month USD-LIBOR plus a specified spread	07/15/2014	273,111			19,217	0
	Pay	RACNSGT Index	236,600	1-Month USD-LIBOR plus a specified spread	07/15/2014	280,257			0	(18,065)

FBF	Receive	RACNLGT Index	377,673	1-Month USD-LIBOR plus a specified spread	12/06/2013	461,516			32,495	0
	Pay	RACNSGT Index	404,652	1-Month USD-LIBOR plus a specified spread	12/06/2013	478,591			0	(31,361)

									$212,110	$(193,633)

Total Swap Agreements							$(1,725)	$10,283	$212,330	$(203,772)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $6,824 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$0	$0	$179,615	$179,615	$(69)	$(180)	$(167,705)	$(167,954)	$11,661	$(15,610)	$(3,949)
BPS	0	0	220	220	0	(112)	(1,033)	(1,145)	(925)	840	(85)
BRC	0	0	0	0	(3)	(8)	(103)	(114)	(114)	83	(31)
CBK	0	0	0	0	(783)	0	(97)	(880)	(880)	856	(24)
DUB	19	0	0	19	(116)	(3)	(2,169)	(2,288)	(2,269)	2,089	(180)
FBF	848	0	32,495	33,343	0	0	(31,361)	(31,361)	1,982	(2,120)	(138)
GLM	4	0	0	4	0	(34)	0	(34)	(30)	0	(30)
GST	0	0	0	0	0	0	(397)	(397)	(397)	384	(13)
HUS	0	0	0	0	0	0	(470)	(470)	(470)	434	(36)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	95

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
JPM	$276	$0	$0	$276	$(1,177)	$(38)	$(437)	$(1,652)	$(1,376)	$1,225	$(151)
RBC	10	0	0	10	0	0	0	0	10	0	10
RYL	0	0	0	0	(983)	(29)	0	(1,012)	(1,012)	763	(249)
UAG	0	0	0	0	0	(39)	0	(39)	(39)	151	112

Total Over the Counter	$1,157	$0	$212,330	$213,487	$(3,131)	$(443)	$(203,772)	$(207,346)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	41	41

	$0	$0	$0	$0	$55	$55

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,157	$0	$1,157
Swap Agreements	0	220	212,110	0	0	212,330

	$0	$220	$212,110	$1,157	$0	$213,487

	$0	$220	$212,110	$1,157	$55	$213,542

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$430	$430
Swap Agreements	0	0	0	0	59	59

	$0	$0	$0	$0	$489	$489

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,131	$0	$3,131
Written Options	0	274	0	0	169	443
Swap Agreements	0	1,430	193,633	0	8,709	203,772

	$0	$1,704	$193,633	$3,131	$8,878	$207,346

	$0	$1,704	$193,633	$3,131	$9,367	$207,835

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$104	$104
Swap Agreements	0	0	0	0	(5)	(5)

	$0	$0	$0	$0	$99	$99

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,788)	$0	$(2,788)
Written Options	0	75	0	208	79	362
Swap Agreements	0	144	18,448	0	153	18,745

	$0	$219	$18,448	$(2,580)	$232	$16,319

	$0	$219	$18,448	$(2,580)	$331	$16,418

96	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(359)	$(359)
Swap Agreements	0	0	0	0	(334)	(334)

	$0	$0	$0	$0	$(693)	$(693)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,850)	$0	$(2,850)
Purchased Options	0	0	0	10	0	10
Written Options	0	662	0	(52)	1,038	1,648
Swap Agreements	0	62	53,499	0	(8,271)	45,290

	$0	$724	$53,499	$(2,892)	$(7,233)	$44,098

	$0	$724	$53,499	$(2,892)	$(7,926)	$43,405

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$78,081	$0	$78,081
Corporate Bonds & Notes
Banking & Finance	0	259,916	4,324	264,240
Industrials	0	235,468	611	236,079
Utilities	0	50,008	0	50,008
Municipal Bonds & Notes
Arizona	0	1,600	0	1,600
California	0	38,789	0	38,789
Illinois	0	1,215	0	1,215
Iowa	0	2,578	0	2,578
Massachusetts	0	655	0	655
Missouri	0	113	0	113
New Jersey	0	161	0	161
New York	0	27,469	0	27,469
Ohio	0	259	0	259
Pennsylvania	0	105	0	105
South Dakota	0	2,368	0	2,368
Texas	0	2,128	0	2,128
Wisconsin	0	5,056	0	5,056
U.S. Government Agencies	0	767,775	0	767,775
U.S. Treasury Obligations	0	1,704,937	0	1,704,937
Mortgage-Backed Securities	0	108,417	0	108,417
Asset-Backed Securities	0	48,430	0	48,430
Sovereign Issues	0	91,975	0	91,975
Short-Term Instruments
Commercial Paper	0	2,898	0	2,898
Repurchase Agreements	0	593	0	593
U.S. Treasury Bills	0	840	0	840
	$0	$3,431,834	$4,935	$3,436,769

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,142	$0	$0	$4,142

Total Investments	$4,142	$3,431,834	$4,935	$3,440,911

Short Sales, at Value
U.S. Government Agencies	$0	$(10,489)	$0	$(10,489)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	41	0	55
Over the counter	0	213,487	0	213,487
	$14	$213,528	$0	$213,542

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(430)	(59)	0	(489)
Over the counter	0	(207,346)	0	(207,346)
	$(430)	$(207,405)	$0	$(207,835)

Totals	$3,726	$3,427,468	$4,935	$3,436,129

Assets and liabilities valued at $475 transferred from Level 1 to Level 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,533	$0	$(206)	$15	$15	$(33)	$0	$0	$4,324	$(33)
Industrials	672	0	(57)	(1)	(2)	(1)	0	0	611	(2)
Asset-Backed Securities	5,932	0	(3,104)	4	32	21	0	(2,885)	0	0

Totals	$11,137	$0	$(3,367)	$18	$45	$(13)	$0	$(2,885)	$4,935	$(35)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	97

Schedule of Investments PIMCO Worldwide Fundamental Advantage AR Strategy Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$4,324	Benchmark Pricing	Base Price	92.53
Industrials	611	Third Party Vendor	Broker Quote	102.50

Total	$4,935

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

98	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2013 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of six funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	99

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if

100	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2013 (Unaudited)

adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	101

Notes to Financial Statements (Cont.)

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and

102	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2013 (Unaudited)

are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers.

A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2013, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities

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are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$8	$0	$0	$0	$0	$8	$0	$0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	7	0	0	0	0	7	0	0
PIMCO Fundamental IndexPLUS® AR Fund	2	1	0	0	0	3	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	304,919	1,484,290	(1,288,200)	(27)	28	501,010	691	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	21,992	344,087	(314,100)	0	2	51,981	86	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	682,439	458,716	(1,137,000)	39	(52)	4,142	517	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$250,451	$3,599,577	$(1,803,400)	$(190)	$455	$2,046,893	$2,177	$0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	80,501	2,191,815	(1,491,700)	(157)	66	780,525	915	0
PIMCO Fundamental IndexPLUS® AR Fund	232,057	2,110,843	(1,427,300)	(49)	180	915,731	1,144	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	44	195,929	0	0	40	196,013	29	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	55	29,304	0	0	6	29,365	5	0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the

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same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of

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the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default,

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cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. treasury issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive

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Notes to Financial Statements (Cont.)

payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered

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minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA

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Notes to Financial Statements (Cont.)

Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO EM Fundamental IndexPLUS® AR Strategy, PIMCO Fundamental Advantage Absolute Return Strategy, PIMCO Fundamental IndexPLUS® AR, PIMCO International Fundamental IndexPLUS® AR Strategy and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Funds.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (2)	0.85%		0.40%	0.50%	0.40%	0.55%	0.55%
PIMCO Fundamental Advantage Absolute Return Strategy Fund	0.64%		0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Fundamental IndexPLUS® AR Fund	0.54%		0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0.59%	(1)	0.25%	N/A	N/A	N/A	N/A
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0.59%		0.25%	N/A	N/A	N/A	N/A
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	0.74%		0.25%	0.35%	N/A	0.40%	0.40%

(1)	Effective October 1, 2013, the Fund’s Investment Advisory Fee was reduced by 0.02% to 0.57% per annum.
(2)

Effective October 1, 2013, the Supervisory and Administrative Fee for the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.10%. Accordingly, effective October 1, 2013, the Supervisory and Administrative Fee for the Institutional Class, Class P, Administrative Class, Class D, Class A, and Class C shares will be 0.30%, 0.40%, 0.30%, 0.45%, 0.45%, and 0.45%, respectively.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for

112	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2013 (Unaudited)

providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Small Company Fundamental IndexPLUS® AR Strategy and PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. As of September 30, 2013, there were no recoverable amounts.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust.

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Notes to Financial Statements (Cont.)

The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2013, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$842,175	$971,534
PIMCO Fundamental Advantage Absolute Return Strategy Fund	489,793	768,216
PIMCO Fundamental IndexPLUS® AR Fund	532,999	342,982
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	108,924	14,955
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	19,294	18,245
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	264,145	67,362

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$7,337,574	$8,139,510	$663,047	$1,219,363
PIMCO Fundamental Advantage Absolute Return Strategy Fund	2,983,736	3,817,714	325,025	611,601
PIMCO Fundamental IndexPLUS® AR Fund	5,037,079	5,246,317	637,939	328,004
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	7,312,620	6,697,825	293,124	317,769
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	1,002,336	970,749	58,365	43,709
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	4,421,603	3,843,528	560,757	71,919

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12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO EM Fundamental IndexPLUS® AR Strategy Fund (1)				PIMCO Fundamental Advantage Absolute Return Strategy Fund (2)				PIMCO Fundamental IndexPLUS® AR Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	93,542	$873,326	104,755	$995,653	72,762	$306,105	547,427	$2,356,892	62,438	$424,204	103,812	$626,224
Class P	2,751	26,502	2,773	28,246	6,717	29,179	9,634	41,665	26,182	176,712	21,391	132,275
Administrative Class	12	102	13	139	0	0	0	0	825	5,607	4,216	24,863
Class D	398	3,679	0	0	4,299	18,490	7,972	34,469	37,625	248,183	63,757	380,361
Class A	216	1,942	0	0	5,977	25,847	6,659	28,287	46,696	308,739	35,607	212,997
Class C	40	370	0	0	4,083	17,507	2,052	8,735	27,310	173,604	13,737	78,937
Issued as reinvestment of distributions
Institutional Class	0	0	40,540	423,697	47,842	199,931	12,022	53,271	6,942	46,119	13,547	80,546
Class P	0	0	61	635	799	3,334	165	728	1,153	7,652	1,034	6,187
Administrative Class	0	0	1	7	0	0	0	0	198	1,299	349	2,062
Class D	0	0	0	0	763	3,124	154	672	3,293	21,232	4,227	24,591
Class A	0	0	0	0	1,096	4,511	157	682	2,685	17,431	3,079	17,831
Class C	0	0	0	0	428	1,769	20	88	1,183	7,385	1,118	6,202
Cost of shares redeemed
Institutional Class	(15,774)	(153,105)	(17,250)	(178,951)	(182,088)	(774,826)	(217,722)	(928,742)	(51,445)	(348,138)	(23,455)	(142,203)
Class P	(2,980)	(27,915)	(2,548)	(26,126)	(6,755)	(28,793)	(3,955)	(16,802)	(9,110)	(61,349)	(2,882)	(17,339)
Administrative Class	(1)	(7)	(2)	(14)	0	0	0	0	(876)	(5,727)	(305)	(1,752)
Class D	(380)	(3,597)	0	0	(5,682)	(24,459)	(6,330)	(26,196)	(26,784)	(173,968)	(16,794)	(99,139)
Class A	(38)	(336)	0	0	(4,858)	(20,644)	(10,122)	(42,193)	(13,198)	(86,428)	(10,276)	(60,137)
Class C	(6)	(53)	0	0	(1,288)	(5,478)	(2,284)	(9,616)	(4,271)	(26,940)	(2,196)	(12,384)
Net increase (decrease) resulting from Fund share transactions	77,780	$720,908	128,343	$1,243,286	(55,905)	$(244,403)	345,849	$1,501,940	110,846	$735,617	209,966	$1,260,122

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Notes to Financial Statements (Cont.)

	PIMCO International Fundamental IndexPLUS® AR Strategy Fund (3)				PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund (4)				PIMCO Worldwide Fundamental Advantage AR Strategy Fund (5)
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Period From 11/30/2012 to 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	13,992	$165,645	155,066	$1,676,280	1,736	$23,196	817	$10,293	52,809	$527,964	250,266	$2,527,443
Class P	0	0	0	0	0	0	0	0	1	10	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	13	135	0	0
Class A	0	0	0	0	0	0	0	0	19	185	0	0
Class C	0	0	0	0	0	0	0	0	1	15	0	0
Issued as reinvestment of distributions
Institutional Class	3,248	38,001	44,526	500,768	2,172	28,952	6,082	71,855	2,633	25,971	800	8,033
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	0	1	0	0
Class A	0	0	0	0	0	0	0	0	0	1	0	0
Class C	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(182)	(2,132)	(6,736)	(81,742)	(551)	(7,288)	(476)	(6,000)	(304)	(2,986)	(24)	(242)
Class P	0	0	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0	(6)	(63)	0	0
Class A	0	0	0	0	0	0	0	0	(1)	(10)	0	0
Class C	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	17,058	$201,514	192,856	$2,095,306	3,357	$44,860	6,423	$76,148	55,165	$551,223	251,042	$2,535,234

(1)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 89% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 82% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 97% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 94% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 97% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

116	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2013 (Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	$7,257,368	$86,932	$(50,539)	$36,393
PIMCO Fundamental Advantage Absolute Return Strategy Fund	2,876,907	50,842	(34,465)	16,377
PIMCO Fundamental IndexPLUS® AR Fund	3,145,271	22,681	(25,714)	(3,033)
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	5,117,344	53,819	(77,344)	(23,525)
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	728,409	10,653	(12,381)	(1,728)
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	3,464,988	26,805	(50,882)	(24,077)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	117

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	THB	Thai Baht
BRL	Brazilian Real	JPY	Japanese Yen	TRY	Turkish New Lira
CAD	Canadian Dollar	KRW	South Korean Won	USD	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	RUB	Russian Ruble

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	ERAEMLT	eRAFI Emerging Markets Strategy Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	ERAUSLT	eRAFI U.S. Large Strategy Index	RACNLGT	RAFI Global Long Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ERAUSST	eRAFI U.S. Small Strategy Index	RACNSGT	RAFI Global Short Index
ERADXULT	eRAFI International Large Strategy Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
CDI	Brazil Interbank Deposit Rate	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio

118	PIMCO FUNDAMENTAL INDEX FUNDS

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The

Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	119

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

120	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	121

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information

122	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	123

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

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PF4004SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

International Bond Funds

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		19
Financial Highlights		22
Statements of Assets and Liabilities		38
Statements of Operations		42
Statements of Changes in Net Assets		44
Notes to Financial Statements		185
Glossary		207
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		208

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Local Bond Fund	6	47
PIMCO Emerging Markets Bond Fund	7	62
PIMCO Emerging Markets Corporate Bond Fund	8	77
PIMCO Emerging Markets Currency Fund	9	88
PIMCO Emerging Markets Full Spectrum Bond Fund	10	101
PIMCO Foreign Bond Fund (Unhedged)	11	104
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12	121
PIMCO Global Advantage® Strategy Bond Fund	13	138
PIMCO Global Bond Fund (Unhedged)	14	157
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	15	171

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

2	PIMCO INTERNATIONAL BOND FUNDS

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■

Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, smaller company risk, issuer non-diversification risk, leveraging risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in Acquired Funds. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

4	PIMCO INTERNATIONAL BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	05/30/08	10/16/07	07/31/07	07/31/07	—	07/31/07	—
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	09/30/98	03/31/00	07/31/97	07/31/97	07/31/97	—
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	10/15/10	—	11/18/11	11/18/11	—	11/18/11	—
PIMCO Emerging Markets Currency Fund	05/31/05	05/31/05	04/30/08	09/29/06	05/31/05	05/31/05	—	05/31/05	—
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	02/25/13	—	02/25/13	02/25/13	—	02/25/13	—
PIMCO Foreign Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	02/28/06	04/30/04	07/30/04	—	07/30/04	—
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	04/08/98	01/20/97	01/20/97	01/20/97	12/31/02
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	02/05/09	—	02/05/09	02/05/09	—	02/05/09	02/05/09
PIMCO Global Bond Fund (Unhedged)	11/23/93	11/23/93	11/19/10	07/31/96	07/31/08	—	—	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	09/30/03	—	10/02/95	10/02/95	10/02/95	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively. Because Class A shares were the initial class of shares offered for the PIMCO Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional Class, Class P, Administrative Classes, Class B and Class C is based on the historical performance of Class A shares. The prior Class A performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class, Class B and Class C shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class D - PLBDX
Class P - PELPX	Class A - PELAX
Administrative Class - PEBLX	Class C - PELCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Short-Term Instruments	18.2%
South Africa	12.5%
Brazil	9.3%
Poland	9.3%
Mexico	9.2%
Malaysia	7.4%
Indonesia	5.4%
Other	28.7%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	-9.02%	-5.83%	7.76%	6.83%
PIMCO Emerging Local Bond Fund Class P	-9.07%	-5.92%	7.67%	6.73%
PIMCO Emerging Local Bond Fund Administrative Class	-9.14%	-6.06%	7.49%	6.56%
PIMCO Emerging Local Bond Fund Class D	-9.23%	-6.25%	7.29%	6.37%
PIMCO Emerging Local Bond Fund Class A	-9.23%	-6.25%	7.29%	6.37%
PIMCO Emerging Local Bond Fund Class A (adjusted)	-12.62%	-9.74%	6.47%	5.77%
PIMCO Emerging Local Bond Fund Class C	-9.58%	-6.96%	6.49%	5.58%
PIMCO Emerging Local Bond Fund Class C (adjusted)	-10.47%	-7.84%	6.49%	5.58%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-7.44%	-3.74%	7.28%	7.93%
Lipper Emerging Markets Local Currency Debt Funds Average	-7.64%	-4.35%	6.62%	5.16%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.35% for Class D shares, 1.35% for Class A shares, and 2.10% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to Indonesian local rates contributed to performance as the Indonesian local sub index underperformed the local currency returns of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (USD Unhedged) (the “Fund’s benchmark index”) for the reporting period.

»	An overweight to the Polish zloty contributed to performance as the zloty outperformed the implied currency return of the Fund’s benchmark index for the reporting period.

»	An underweight to Turkish local rates contributed to performance as the Turkish local sub index underperformed the local currency returns of the Fund’s benchmark index for the reporting period.

»	Security selection within the Fund’s allocation to Brazilian local rates detracted from performance as synthetic bonds underperformed cash bonds for the reporting period.

»	An underweight to Hungarian local rates detracted from performance as the Hungarian local sub index outperformed the local currency returns of the Fund’s benchmark index for the reporting period.

»	An underweight to the Hungarian forint detracted from performance as the forint outperformed the implied currency return of the Fund’s benchmark index for the reporting period.

6	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class A - PAEMX
Class P - PEMPX	Class B - PBEMX
Administrative Class - PEBAX	Class C - PEBCX
Class D - PEMDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Venezuela	11.8%
Brazil	11.6%
Mexico	11.4%
Luxembourg	8.0%
Russia	6.5%
Short-Term Instruments	6.3%
Indonesia	5.7%
Ireland	5.4%
Other	33.3%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	-5.69%	-3.61%	9.69%	8.53%	10.62%
PIMCO Emerging Markets Bond Fund Class P	-5.74%	-3.71%	9.58%	8.42%	10.51%
PIMCO Emerging Markets Bond Fund Administrative Class	-5.81%	-3.85%	9.42%	8.26%	10.34%
PIMCO Emerging Markets Bond Fund Class D	-5.89%	-4.02%	9.24%	8.09%	10.18%
PIMCO Emerging Markets Bond Fund Class A	-5.89%	-4.02%	9.24%	8.09%	10.17%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	-9.42%	-7.62%	8.41%	7.68%	9.91%
PIMCO Emerging Markets Bond Fund Class B	-6.25%	-4.74%	8.42%	7.53%	9.81%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	-9.47%	-7.93%	8.35%	7.53%	9.81%
PIMCO Emerging Markets Bond Fund Class C	-6.25%	-4.74%	8.43%	7.29%	9.36%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	-7.17%	-5.65%	8.43%	7.29%	9.36%
JPMorgan Emerging Markets Bond Index (EMBI) Global	-5.25%	-4.34%	9.95%	8.70%	8.76%
Lipper Emerging Market Hard Currency Debt Funds Average	-5.84%	-3.06%	9.55%	8.55%	9.13%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, 2.00% for Class B shares, and 2.00% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to Ukraine contributed to performance as the Ukrainian sub index underperformed the JPMorgan Emerging Markets Bond Index (EMBI) Global (the “Fund’s benchmark index”) for the reporting period.

»	An underweight to Brazilian sovereign debt contributed to performance as the Brazilian sub index underperformed the Fund’s benchmark index for the reporting period.

»

A tactical allocation to Russian quasi-sovereign/corporate bonds contributed to performance as Russian quasi-sovereign and corporate bonds outperformed Russian sovereign bonds during the reporting period.

»	An underweight to Hungary detracted from performance as the Hungarian sub index outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Argentina detracted from performance as the Argentinian sub index outperformed the Fund’s benchmark index for the reporting period.

»	A tactical allocation to Mexican local debt detracted from performance as Mexican local debt underperformed the Fund’s benchmark index for the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX	Class A - PECZX
Class P - PMIPX	Class C - PECCX
Class D - PECDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Brazil	14.2%
Short-Term Instruments	11.6%
Ireland	9.8%
Cayman Islands	8.6%
Luxembourg	7.3%
Russia	5.4%
Other	43.1%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	-4.51%	-0.57%	8.79%
PIMCO Emerging Markets Corporate Bond Fund Class P	-4.56%	-0.67%	8.72%
PIMCO Emerging Markets Corporate Bond Fund Class D	-4.70%	-0.96%	8.36%
PIMCO Emerging Markets Corporate Bond Fund Class A	-4.70%	-0.96%	8.37%
PIMCO Emerging Markets Corporate Bond Fund Class A (adjusted)	-8.25%	-4.71%	7.39%
PIMCO Emerging Markets Corporate Bond Fund Class C	-5.06%	-1.71%	7.55%
PIMCO Emerging Markets Corporate Bond Fund Class C (adjusted)	-6.00%	-2.67%	7.55%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	-4.26%	-0.66%	10.09%
Lipper Emerging Market Hard Currency Debt Funds Average	-5.84%	-3.06%	10.00%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Portfolio Insights

»

The PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An overweight to Russia contributed to performance as Russia outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (the “Fund’s benchmark index”) for the reporting period.

»	An underweight to Thailand contributed to performance as Thailand underperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Ukraine contributed to performance as Ukraine underperformed the Fund’s benchmark index for the reporting period.

»	An overweight to Brazil detracted from performance as Brazil underperformed the Fund’s benchmark index for the reporting period.

»	An underweight to Hong Kong detracted from performance as Hong Kong outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to South Korea detracted from performance as South Korea outperformed the Fund’s benchmark index for the reporting period.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Currency Fund

Institutional Class - PLMIX	Class D - PLMDX
Class P - PLMPX	Class A - PLMAX
Administrative Class - PDEVX	Class C - PLMCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

Short-Term Instruments	41.6%
Brazil	10.4%
South Korea	5.7%
Mexico	4.2%
Russia	3.8%
Other	34.3%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency Fund Institutional Class	-2.96%	-0.92%	3.12%	4.94%
PIMCO Emerging Markets Currency Fund Class P	-3.01%	-1.02%	3.02%	4.83%
PIMCO Emerging Markets Currency Fund Administrative Class	-3.08%	-1.17%	2.86%	4.67%
PIMCO Emerging Markets Currency Fund Class D	-3.16%	-1.31%	2.71%	4.51%
PIMCO Emerging Markets Currency Fund Class A	-3.15%	-1.31%	2.71%	4.51%
PIMCO Emerging Markets Currency Fund Class A (adjusted)	-6.79%	-5.01%	1.93%	4.03%
PIMCO Emerging Markets Currency Fund Class C	-3.52%	-2.05%	1.94%	3.73%
PIMCO Emerging Markets Currency Fund Class C (adjusted)	-4.48%	-3.02%	1.94%	3.73%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-1.92%	-0.79%	1.91%	5.34%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	-1.92%	-0.79%	1.59%	5.05%
Lipper Alternative Currency Strategies Average	-2.22%	-2.60%	1.50%	2.73%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.85% for the Institutional Class shares, 0.95% for Class P shares, 1.10% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, and 2.00% for Class C shares.

Portfolio Insights

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The PIMCO Emerging Markets Currency Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in currencies of, emerging markets countries. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments.

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An overweight to the Polish zloty contributed to performance as the zloty outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “Fund’s benchmark index”) for the reporting period.

»	An underweight to the Turkish lira contributed to performance as the lira underperformed the Fund’s benchmark index for the reporting period.

»	An overweight to the Romanian leu contributed to performance as the leu outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to the Hungarian forint detracted from performance as the forint outperformed the Fund’s benchmark index for the reporting period.

»	An underweight to the Argentinean peso detracted from performance as the peso outperformed the Fund’s benchmark index for the reporting period.

»	An overweight to the Brazilian real detracted from performance as the real underperformed the Fund’s benchmark index for the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class - PFSIX	Class A - PFSSX
Class P - PFSPX	Class C - PFSCX
Class D - PFSYX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

PIMCO Emerging Local Bond Fund	54.5%
PIMCO Emerging Markets Bond Fund	22.9%
PIMCO Emerging Markets Corporate Bond Fund	19.8%
Short-Term Instruments	2.8%
‡	% of Total Investments as of 09/30/13

Cumulative Total Return for the period ended September 30, 2013
	6 Months*	Fund Inception (02/25/13)
PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	-6.60%	-6.79%
PIMCO Emerging Markets Full Spectrum Bond Fund Class P	-6.64%	-6.85%
PIMCO Emerging Markets Full Spectrum Bond Fund Class D	-6.78%	-7.02%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A	-6.79%	-7.02%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A (adjusted)	-10.31%	-10.51%
PIMCO Emerging Markets Full Spectrum Bond Fund Class C	-7.13%	-7.42%
PIMCO Emerging Markets Full Spectrum Bond Fund Class C (adjusted)	-8.05%	-8.33%
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	-6.08%	-6.63%
Lipper Emerging Market Hard Currency Debt Funds Average	-5.84%	-6.22%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 2/28/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.94% for the Institutional Class shares, 2.04% for Class P shares, 2.34% for Class D shares, 2.34% for Class A shares and 3.09% for Class C shares.

Portfolio Insights

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The PIMCO Emerging Markets Full Spectrum Bond Fund seeks maximum total return, consistent with prudent investment management. The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.

»	A tactical allocation to cash contributed to performance as cash outperformed the Fund’s blended benchmark over the reporting period.

»

The relative performance of the PIMCO emerging markets corporate debt strategy contributed to relative performance as this strategy outperformed its respective primary benchmark over the reporting period.

»

The relative performance of the PIMCO emerging markets local debt strategy detracted from relative performance as this strategy underperformed its respective primary benchmark over the reporting period.

»	An overweight to emerging markets local debt detracted from performance as the asset class underperformed the Fund’s blended benchmark.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class D - PFBDX
Class P - PFUPX	Class A - PFUAX
Administrative Class - PFUUX	Class C - PFRCX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

United States	22.5%
Short-Term Instruments	11.6%
United Kingdom	10.2%
Italy	8.9%
France	8.2%
Spain	7.4%
Germany	6.4%
Other	24.8%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	-1.33%	-7.04%	8.76%	6.23%
PIMCO Foreign Bond Fund (Unhedged) Class P	-1.37%	-7.13%	8.65%	6.13%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	-1.45%	-7.27%	8.49%	5.97%
PIMCO Foreign Bond Fund (Unhedged) Class D	-1.52%	-7.41%	8.32%	5.79%
PIMCO Foreign Bond Fund (Unhedged) Class A	-1.52%	-7.41%	8.30%	5.78%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	-5.22%	-10.88%	7.47%	5.35%
PIMCO Foreign Bond Fund (Unhedged) Class C	-1.89%	-8.10%	7.49%	4.99%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	-2.87%	-8.98%	7.49%	4.99%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	0.53%	-6.24%	4.62%	4.99%
Lipper International Income Funds Average	-1.81%	-3.13%	5.65%	5.01%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.53% for the Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.93% for Class D shares, 0.93% for Class A shares, and 1.68% for Class C shares.

Portfolio Insights

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The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in non-Agency mortgage-backed securities (“MBS”) contributed to performance as spreads on these securities tightened over the reporting period.

»	Positions in local authority and government-guaranteed debt in Europe contributed to performance as spreads on these securities tightened over the reporting period.

»	An underweight to duration (or sensitivity to changes in market interest rates) in Canada contributed to performance as CAD-swap rates rose over the reporting period.

»	Underweights to duration in Italy and Spain detracted from performance as the sovereign spread for these countries’ debt over EUR-swaps tightened over the reporting period.

»	Overweight to duration in the U.K. detracted from performance as GBP-swap rates rose over the reporting period.

»	An overweight to the Mexican peso and the Brazilian real detracted from performance as these currencies depreciated relative to the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PFORX	Class A - PFOAX
Class P - PFBPX	Class B - PFOBX
Administrative Class - PFRAX	Class C - PFOCX
Class D - PFODX	Class R - PFRRX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

United States	16.3%
United Kingdom	12.6%
France	11.9%
Japan	9.1%
Italy	9.0%
Spain	8.3%
Short-Term Instruments	8.3%
Other	24.5%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	-1.98%	1.39%	9.04%	6.13%	7.68%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	-2.03%	1.29%	8.94%	6.03%	7.58%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	-2.11%	1.14%	8.77%	5.87%	7.42%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	-2.18%	0.99%	8.60%	5.68%	7.22%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	-2.18%	0.99%	8.57%	5.67%	7.20%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-5.85%	-2.80%	7.75%	5.26%	7.01%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	-2.55%	0.23%	7.76%	5.12%	6.94%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-5.94%	-3.04%	7.69%	5.12%	6.94%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	-2.55%	0.23%	7.77%	4.88%	6.41%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-3.52%	-0.70%	7.77%	4.88%	6.41%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	-2.30%	0.73%	8.31%	5.40%	6.93%
JPMorgan GBI Global ex-US Index Hedged in USD	-0.31%	2.07%	4.37%	4.32%	6.33%	**
Lipper International Income Funds Average	-1.81%	-3.13%	5.65%	4.97%	6.14%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.53% for the Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.93% for Class D shares, 0.93% for Class A shares, 1.68% for Class B shares, 1.68% for Class C shares, and 1.18% for Class R shares.

Portfolio Insights

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The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Positions in non-Agency mortgage-backed securities (“MBS”) contributed to performance as spreads on these securities tightened over the reporting period.

»	Positions in local authority and government-guaranteed debt in Europe contributed to performance as spreads on these securities tightened over the reporting period.

»	An underweight to duration (or sensitivity to changes in market interest rates) in Canada contributed to performance as CAD-swap rates rose over the reporting period.

»	Underweights to duration in Italy and Spain detracted from performance as the sovereign spread for these countries’ debt over EUR-swaps tightened over the reporting period.

»	An overweight to duration in the U.K. detracted from performance as GBP-swap rates rose over the reporting period.

»	An overweight to the Mexican peso and the Brazilian real detracted from performance as these currencies depreciated relative to the U.S. dollar.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX	Class A - PGSAX
Class P - PGBPX	Class C - PAFCX
Class D - PGSDX	Class R - PSBRX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

United States	25.1%
United Kingdom	11.0%
Short-Term Instruments	9.9%
Denmark	7.2%
Mexico	6.2%
Germany	5.7%
Netherlands	5.5%
Other	29.4%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	-1.83%	-1.42%	6.94%
PIMCO Global Advantage® Strategy Bond Fund Class P	-1.88%	-1.52%	6.84%
PIMCO Global Advantage® Strategy Bond Fund Class D	-2.03%	-1.82%	6.54%
PIMCO Global Advantage® Strategy Bond Fund Class A	-2.03%	-1.81%	6.52%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	-5.70%	-5.51%	5.65%
PIMCO Global Advantage® Strategy Bond Fund Class C	-2.40%	-2.55%	5.72%
PIMCO Global Advantage® Strategy Bond Fund Class C (adjusted)	-3.37%	-3.50%	5.72%
PIMCO Global Advantage® Strategy Bond Fund Class R	-2.15%	-2.06%	6.26%
Barclays U.S. Aggregate Index	-1.77%	-1.68%	5.04%
PIMCO Global Advantage Bond Index® (GLADI) (NY Close)	-1.03%	-1.08%	6.92%
Lipper Global Income Funds Average	-2.21%	-1.30%	7.15%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.70% for the Institutional Class shares, 0.80% for Class P shares, 1.10% for Class D shares, 1.10% for Class A shares, 1.85% for Class C shares, and 1.35% for Class R shares.

Portfolio Insights

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The PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

An underweight to local duration (or sensitivity to changes in market interest rates) in emerging market countries within Asia, particularly Indonesia, contributed to performance as sovereign interest rates rose over the reporting period.

»	Positions in provincial debt in Europe contributed to performance as spreads on these securities tightened over the reporting period.

»	Positions in select high yield debt in the U.K. and the eurozone contributed to performance as spreads on these securities tightened over the reporting period.

»	An overweight to inflation-linked debt in the U.K. and the U.S. detracted from performance as the breakeven inflation fell in these countries over the reporting period.

»	An overweight to duration in the U.K. and Australia, particularly in the second quarter of 2013, detracted from performance as GBP-swap and AUD-swap rates rose over the reporting period.

»	An overweight to local duration in Brazil detracted from performance as local currency swap rates rose over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Administrative Class - PADMX
Class P - PGOPX	Class D - PGBDX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

United States	28.4%
Short-Term Instruments	8.8%
Italy	8.2%
United Kingdom	7.9%
France	7.7%
Spain	6.4%
Brazil	5.0%
Other	27.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	-2.42%	-5.70%	8.40%	6.07%	6.78%
PIMCO Global Bond Fund (Unhedged) Class P	-2.47%	-5.79%	8.29%	5.97%	6.68%
PIMCO Global Bond Fund (Unhedged) Administrative Class	-2.55%	-5.94%	8.13%	5.81%	6.53%
PIMCO Global Bond Fund (Unhedged) Class D	-2.62%	-6.08%	7.97%	5.66%	6.37%
JPMorgan GBI Global FX NY Index Unhedged in USD	-0.48%	-5.00%	4.55%	4.92%	5.73%	**
Lipper Global Income Funds Average	-2.21%	-1.30%	6.33%	4.85%	5.57%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.58% for the Institutional Class shares, 0.68% for Class P shares, 0.83% for Administrative Class shares, and 0.98% for Class D shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in non-Agency mortgage-backed securities contributed to performance as spreads on these securities tightened over the reporting period.

»	Positions in local authority and government-guaranteed debt in Europe contributed to performance as spreads on these securities tightened over the reporting period.

»	An underweight to duration (or sensitivity to changes in market interest rates) in Canada contributed to performance as CAD-swap rates rose over the reporting period.

»	An underweight to duration in Italy and Spain detracted from performance as the sovereign spread for these countries’ debt over EUR-swaps tightened over the reporting period.

»	An overweight to duration in the U.K. detracted from performance as GBP-swap rates rose over the reporting period.

»	An overweight to the Mexican peso and the Brazilian real detracted from performance as these currencies depreciated relative to the U.S. dollar.

14	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
Class P - PGNPX	Class B - PBIIX
Administrative Class - PGDAX	Class C - PCIIX

Cumulative Returns Through September 30, 2013

Allocation Breakdown‡

United States	23.9%
Short-Term Instruments	19.4%
United Kingdom	8.6%
France	8.3%
Italy	8.2%
Spain	6.2%
Germany	5.8%
Other	19.6%
‡	% of Total Investments as of 09/30/13

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	-2.73%	-0.43%	8.07%	5.61%	6.94%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	-2.78%	-0.53%	7.97%	5.51%	6.83%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	-2.85%	-0.68%	7.82%	5.36%	6.68%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	-2.90%	-0.78%	7.67%	5.21%	6.53%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-6.54%	-4.50%	6.85%	4.81%	6.30%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	-3.26%	-1.52%	6.87%	4.66%	6.21%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-6.63%	-4.80%	6.79%	4.66%	6.21%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C	-3.26%	-1.52%	6.87%	4.42%	5.73%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-4.23%	-2.45%	6.87%	4.42%	5.73%
JPMorgan GBI Global Index Hedged in USD	-1.02%	0.40%	4.26%	4.30%	5.87%
Lipper Global Income Funds Average	-2.21%	-1.30%	6.33%	4.85%	5.64%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.57% for the Institutional Class shares, 0.67% for Class P shares, 0.82% for Administrative Class shares, 0.92% for Class A shares, 1.67% for Class B shares, and 1.67% for Class C shares.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar. On a total return basis, portfolios that were hedged to the U.S. dollar generally underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed most major currencies.

»	Positions in non-Agency mortgage-backed securities contributed to relative performance as spreads on these securities tightened over the reporting period.

»	Positions in local authority and government-guaranteed debt in Europe contributed to performance as spreads on these securities tightened over the reporting period.

»	An underweight to duration (or sensitivity to changes in market interest rates) in Canada contributed to performance as CAD-swap rates rose over the reporting period.

»	An underweight to duration in Italy and Spain detracted from performance as the sovereign spread for these countries’ debt over EUR-swaps tightened over the reporting period.

»	An overweight to duration in the U.K. detracted from performance as GBP-swap rates rose over the reporting period.

»	An overweight to the Mexican peso and the Brazilian real detracted from performance as these currencies depreciated relative to the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Local Bond Fund
Institutional Class	$1,000.00	$909.80	$4.31	$1,000.00	$1,020.56	$4.56	0.90%
Class P	1,000.00	909.30	4.79	1,000.00	1,020.05	5.06	1.00
Administrative Class	1,000.00	908.60	5.50	1,000.00	1,019.30	5.82	1.15
Class D	1,000.00	907.70	6.46	1,000.00	1,018.30	6.83	1.35
Class A	1,000.00	907.70	6.46	1,000.00	1,018.30	6.83	1.35
Class C	1,000.00	904.20	10.02	1,000.00	1,014.54	10.61	2.10
PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$943.10	$4.04	$1,000.00	$1,020.91	$4.20	0.83%
Class P	1,000.00	942.60	4.53	1,000.00	1,020.41	4.71	0.93
Administrative Class	1,000.00	941.90	5.26	1,000.00	1,019.65	5.47	1.08
Class D	1,000.00	941.10	6.08	1,000.00	1,018.80	6.33	1.25
Class A	1,000.00	941.10	6.08	1,000.00	1,018.80	6.33	1.25
Class B	1,000.00	937.50	9.71	1,000.00	1,015.04	10.10	2.00
Class C	1,000.00	937.50	9.71	1,000.00	1,015.04	10.10	2.00

16	PIMCO INTERNATIONAL BOND FUNDS

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$954.90	$5.64	$1,000.00	$1,019.30	$5.82	1.15%
Class P	1,000.00	954.40	6.12	1,000.00	1,018.80	6.33	1.25
Class D	1,000.00	953.00	7.59	1,000.00	1,017.30	7.84	1.55
Class A	1,000.00	953.00	7.59	1,000.00	1,017.30	7.84	1.55
Class C	1,000.00	949.40	11.24	1,000.00	1,013.54	11.61	2.30
PIMCO Emerging Markets Currency Fund
Institutional Class	$1,000.00	$970.40	$4.20	$1,000.00	$1,020.81	$4.31	0.85%
Class P	1,000.00	969.90	4.69	1,000.00	1,020.31	4.81	0.95
Administrative Class	1,000.00	969.20	5.43	1,000.00	1,019.55	5.57	1.10
Class D	1,000.00	968.40	6.17	1,000.00	1,018.80	6.33	1.25
Class A	1,000.00	968.50	6.17	1,000.00	1,018.80	6.33	1.25
Class C	1,000.00	964.80	9.85	1,000.00	1,015.04	10.10	2.00
PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	$1,000.00	$934.00	$0.44	$1,000.00	$1,024.62	$0.46	0.09%
Class P	1,000.00	933.60	0.92	1,000.00	1,024.12	0.96	0.19
Class D	1,000.00	932.20	2.37	1,000.00	1,022.61	2.48	0.49
Class A	1,000.00	932.10	2.37	1,000.00	1,022.61	2.48	0.49
Class C	1,000.00	928.70	6.00	1,000.00	1,018.85	6.28	1.24
PIMCO Foreign Bond Fund (Unhedged)
Institutional Class	$1,000.00	$986.70	$2.54	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	986.30	3.04	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	985.50	3.78	1,000.00	1,021.26	3.85	0.76
Class D	1,000.00	984.80	4.53	1,000.00	1,020.51	4.61	0.91
Class A	1,000.00	984.80	4.53	1,000.00	1,020.51	4.61	0.91
Class C	1,000.00	981.10	8.24	1,000.00	1,016.75	8.39	1.66
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$980.20	$2.53	$1,000.00	$1,022.51	$2.59	0.51%
Class P	1,000.00	979.70	3.03	1,000.00	1,022.01	3.09	0.61
Administrative Class	1,000.00	978.90	3.77	1,000.00	1,021.26	3.85	0.76
Class D	1,000.00	978.20	4.51	1,000.00	1,020.51	4.61	0.91
Class A	1,000.00	978.20	4.51	1,000.00	1,020.51	4.61	0.91
Class B	1,000.00	974.50	8.22	1,000.00	1,016.75	8.39	1.66
Class C	1,000.00	974.50	8.22	1,000.00	1,016.75	8.39	1.66
Class R	1,000.00	977.00	5.75	1,000.00	1,019.25	5.87	1.16
PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$981.70	$3.48	$1,000.00	$1,021.56	$3.55	0.70%
Class P	1,000.00	981.20	3.97	1,000.00	1,021.06	4.05	0.80
Class D	1,000.00	979.70	5.46	1,000.00	1,019.55	5.57	1.10
Class A	1,000.00	979.70	5.46	1,000.00	1,019.55	5.57	1.10
Class C	1,000.00	976.00	9.16	1,000.00	1,015.79	9.35	1.85
Class R	1,000.00	978.50	6.70	1,000.00	1,018.30	6.83	1.35
PIMCO Global Bond Fund (Unhedged)
Institutional Class	$1,000.00	$975.80	$2.77	$1,000.00	$1,022.26	$2.84	0.56%
Class P	1,000.00	975.30	3.27	1,000.00	1,021.76	3.35	0.66
Administrative Class	1,000.00	974.50	4.01	1,000.00	1,021.01	4.10	0.81
Class D	1,000.00	973.80	4.75	1,000.00	1,020.26	4.86	0.96

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Expense Examples (Cont.)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$972.70	$2.77	$1,000.00	$1,022.26	$2.84	0.56%
Class P	1,000.00	972.20	3.26	1,000.00	1,021.76	3.35	0.66
Administrative Class	1,000.00	971.50	4.00	1,000.00	1,021.01	4.10	0.81
Class A	1,000.00	971.00	4.50	1,000.00	1,020.51	4.61	0.91
Class B	1,000.00	967.40	8.19	1,000.00	1,016.75	8.39	1.66
Class C	1,000.00	967.40	8.19	1,000.00	1,016.75	8.39	1.66

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

18	PIMCO INTERNATIONAL BOND FUNDS

Benchmark Descriptions

Index	Description

50% JPMorgan Global Bond Index Emerging Markets—Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	The Fund’s benchmark index is a blend of 50% JPMorgan Global Bond Index Emerging Markets—Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified. The JPMorgan Global Bond Index Emerging Markets—Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JPMorgan Corporate Emerging Market Bond Index Diversified tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Benchmark Descriptions (Cont.)

Index	Description

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index—Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index—Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index® (GLADI) (NY Close)	PIMCO Global Advantage Bond Index® (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

20	PIMCO INTERNATIONAL BOND FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Local Bond Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.84	$0.22	$(1.19)	$(0.97)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2013	10.75	0.46	0.26	0.72	(0.63)	0.00	0.00	(0.63)
03/31/2012	10.72	0.49	0.06	0.55	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.38	0.52	0.61	1.13	(0.79)	0.00	0.00	(0.79)
03/31/2010	7.77	0.56	2.68	3.24	(0.63)	0.00	0.00	(0.63)
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)	(0.52)
Class P
04/01/2013 - 09/30/2013+	10.84	0.21	(1.19)	(0.98)	(0.23)	0.00	0.00	(0.23)
03/31/2013	10.75	0.45	0.26	0.71	(0.62)	0.00	0.00	(0.62)
03/31/2012	10.72	0.48	0.06	0.54	(0.51)	0.00	0.00	(0.51)
03/31/2011	10.38	0.51	0.61	1.12	(0.78)	0.00	0.00	(0.78)
03/31/2010	7.77	0.54	2.70	3.24	(0.63)	0.00	0.00	(0.63)
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)	(0.42)
Administrative Class
04/01/2013 - 09/30/2013+	10.84	0.20	(1.19)	(0.99)	(0.22)	0.00	0.00	(0.22)
03/31/2013	10.75	0.43	0.27	0.70	(0.61)	0.00	0.00	(0.61)
03/31/2012	10.72	0.50	0.02	0.52	(0.49)	0.00	0.00	(0.49)
03/31/2011	10.38	0.50	0.61	1.11	(0.77)	0.00	0.00	(0.77)
03/31/2010	7.77	0.52	2.70	3.22	(0.61)	0.00	0.00	(0.61)
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)	(0.50)
Class D
04/01/2013 - 09/30/2013+	10.84	0.19	(1.19)	(1.00)	(0.21)	0.00	0.00	(0.21)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.48	0.60	1.08	(0.74)	0.00	0.00	(0.74)
03/31/2010	7.77	0.51	2.69	3.20	(0.59)	0.00	0.00	(0.59)
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)	(0.49)
Class A
04/01/2013 - 09/30/2013+	10.84	0.20	(1.20)	(1.00)	(0.21)	0.00	0.00	(0.21)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.47	0.61	1.08	(0.74)	0.00	0.00	(0.74)
03/31/2010	7.77	0.50	2.70	3.20	(0.59)	0.00	0.00	(0.59)
03/31/2009	9.87	0.50	(2.11)	(1.61)	(0.10)	0.00	(0.39)	(0.49)
Class C
04/01/2013 - 09/30/2013+	10.84	0.16	(1.19)	(1.03)	(0.18)	0.00	0.00	(0.18)
03/31/2013	10.75	0.33	0.26	0.59	(0.50)	0.00	0.00	(0.50)
03/31/2012	10.72	0.36	0.06	0.42	(0.39)	0.00	0.00	(0.39)
03/31/2011	10.38	0.39	0.62	1.01	(0.67)	0.00	0.00	(0.67)
03/31/2010	7.77	0.43	2.70	3.13	(0.52)	0.00	0.00	(0.52)
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00	(0.38)	(0.42)

PIMCO Emerging Markets Bond Fund
Institutional Class
04/01/2013 - 09/30/2013+	$12.20	$0.27	$(0.96)	$(0.69)	$(0.29)	$0.00	$0.00	$(0.29)
03/31/2013	11.67	0.52	0.64	1.16	(0.62)	(0.01)	0.00	(0.63)
03/31/2012	11.09	0.49	0.64	1.13	(0.55)	0.00	0.00	(0.55)
03/31/2011	10.64	0.52	0.49	1.01	(0.56)	0.00	0.00	(0.56)
03/31/2010	8.55	0.55	2.14	2.69	(0.12)	0.00	(0.48)	(0.60)
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00	(0.79)
Class P
04/01/2013 - 09/30/2013+	12.20	0.26	(0.96)	(0.70)	(0.28)	0.00	0.00	(0.28)
03/31/2013	11.67	0.51	0.64	1.15	(0.61)	(0.01)	0.00	(0.62)
03/31/2012	11.09	0.48	0.64	1.12	(0.54)	0.00	0.00	(0.54)
03/31/2011	10.64	0.51	0.49	1.00	(0.55)	0.00	0.00	(0.55)
03/31/2010	8.55	0.53	2.15	2.68	(0.10)	0.00	(0.49)	(0.59)
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00	(0.72)

Please see footnotes on page 36.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.63	(9.02)%	$10,785,841	0.90	%*	0.90	%*	0.90	%*	0.90	%*	4.25	%*	17%
10.84	6.91	12,155,271	0.90		0.90		0.90		0.90		4.29		47
10.75	5.27	9,439,420	0.90		0.90		0.90		0.90		4.56		22
10.72	11.26	4,184,389	0.90		0.90		0.90		0.90		4.95		24
10.38	42.71	1,950,140	0.92	(b)	0.92	(b)	0.92	(b)	0.92	(b)	5.85		174
7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78

9.63	(9.07)	692,672	1.00	*	1.00	*	1.00	*	1.00	*	4.14	*	17
10.84	6.81	1,171,328	1.00		1.00		1.00		1.00		4.19		47
10.75	5.16	1,301,738	1.00		1.00		1.00		1.00		4.52		22
10.72	11.14	983,357	1.00		1.00		1.00		1.00		4.78		24
10.38	42.65	70,278	1.02	(c)	1.02	(c)	1.02	(c)	1.02	(c)	5.41		174
7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

9.63	(9.14)	42,817	1.15	*	1.15	*	1.15	*	1.15	*	4.01	*	17
10.84	6.64	46,695	1.15		1.15		1.15		1.15		4.03		47
10.75	5.00	41,861	1.15		1.15		1.15		1.15		4.58		22
10.72	10.97	196,741	1.15		1.15		1.15		1.15		4.73		24
10.38	42.38	252,079	1.17	(b)	1.17	(b)	1.17	(b)	1.17	(b)	5.16		174
7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78

9.63	(9.23)	749,988	1.35	*	1.35	*	1.35	*	1.35	*	3.80	*	17
10.84	6.43	874,837	1.35		1.35		1.35		1.35		3.84		47
10.75	4.80	825,865	1.35		1.35		1.35		1.35		4.20		22
10.72	10.75	875,805	1.35		1.35		1.35		1.35		4.50		24
10.38	42.12	507,104	1.35		1.35		1.35		1.35		5.09		174
7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78

9.63	(9.23)	352,876	1.35	*	1.35	*	1.35	*	1.35	*	3.81	*	17
10.84	6.43	545,392	1.35		1.35		1.35		1.35		3.83		47
10.75	4.80	479,684	1.35		1.35		1.35		1.35		4.18		22
10.72	10.75	499,070	1.35		1.35		1.35		1.35		4.44		24
10.38	42.10	147,882	1.35		1.35		1.35		1.35		5.10		174
7.77	(16.75)	12,085	1.35		1.35		1.35		1.35		5.65		78

9.63	(9.58)	134,992	2.10	*	2.10	*	2.10	*	2.10	*	3.05	*	17
10.84	5.64	188,875	2.10		2.10		2.10		2.10		3.09		47
10.75	4.02	194,451	2.10		2.10		2.10		2.10		3.38		22
10.72	9.93	125,891	2.10		2.10		2.10		2.10		3.68		24
10.38	41.05	30,804	2.10		2.10		2.10		2.10		4.44		174
7.77	(17.37)	5,081	2.10		2.10		2.10		2.10		4.86		78

$11.22	(5.69)%	$5,202,428	0.83	%*	0.83	%*	0.83	%*	0.83	%*	4.59	%*	15%
12.20	10.10	5,678,069	0.83		0.83		0.83		0.83		4.32		38
11.67	10.47	4,848,393	0.83		0.83		0.83		0.83		4.34		12
11.09	9.68	2,328,606	0.83		0.83		0.83		0.83		4.75		100
10.64	32.21	1,999,540	0.85	(d)	0.85	(d)	0.84	(d)	0.84	(d)	5.58		185
8.55	(12.67)	1,815,799	0.88		0.88		0.85		0.85		6.29		220

11.22	(5.74)	320,881	0.93	*	0.93	*	0.93	*	0.93	*	4.48	*	15
12.20	9.99	419,405	0.93		0.93		0.93		0.93		4.23		38
11.67	10.36	314,689	0.93		0.93		0.93		0.93		4.29		12
11.09	9.57	219,160	0.93		0.93		0.93		0.93		4.63		100
10.64	32.08	67,526	0.95	(e)	0.95	(e)	0.94	(e)	0.94	(e)	5.23		185
8.55	(14.12)	48	0.98	*	0.98	*	0.95	*	0.95	*	6.60	*	220

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Bond Fund (Cont.)
Administrative Class
04/01/2013 - 09/30/2013+	$12.20	$0.25	$(0.96)	$(0.71)	$(0.27)	$0.00	$0.00	$(0.27)
03/31/2013	11.67	0.50	0.63	1.13	(0.59)	(0.01)	0.00	(0.60)
03/31/2012	11.09	0.46	0.64	1.10	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.64	0.49	0.50	0.99	(0.54)	0.00	0.00	(0.54)
03/31/2010	8.55	0.53	2.14	2.67	(0.10)	0.00	(0.48)	(0.58)
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00	(0.76)
Class D
04/01/2013 - 09/30/2013+	12.20	0.24	(0.96)	(0.72)	(0.26)	0.00	0.00	(0.26)
03/31/2013	11.67	0.47	0.64	1.11	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)	(0.56)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00	(0.75)
Class A
04/01/2013 - 09/30/2013+	12.20	0.24	(0.96)	(0.72)	(0.26)	0.00	0.00	(0.26)
03/31/2013	11.67	0.48	0.63	1.11	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
03/31/2010	8.55	0.51	2.14	2.65	(0.08)	0.00	(0.48)	(0.56)
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00	(0.75)
Class B
04/01/2013 - 09/30/2013+	12.20	0.20	(0.96)	(0.76)	(0.22)	0.00	0.00	(0.22)
03/31/2013	11.67	0.38	0.64	1.02	(0.48)	(0.01)	0.00	(0.49)
03/31/2012	11.09	0.38	0.62	1.00	(0.42)	0.00	0.00	(0.42)
03/31/2011	10.64	0.39	0.49	0.88	(0.43)	0.00	0.00	(0.43)
03/31/2010	8.55	0.44	2.14	2.58	(0.01)	0.00	(0.48)	(0.49)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00	(0.68)
Class C
04/01/2013 - 09/30/2013+	12.20	0.20	(0.96)	(0.76)	(0.22)	0.00	0.00	(0.22)
03/31/2013	11.67	0.38	0.64	1.02	(0.48)	(0.01)	0.00	(0.49)
03/31/2012	11.09	0.37	0.63	1.00	(0.42)	0.00	0.00	(0.42)
03/31/2011	10.64	0.40	0.48	0.88	(0.43)	0.00	0.00	(0.43)
03/31/2010	8.55	0.43	2.15	2.58	(0.01)	0.00	(0.48)	(0.49)
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00	(0.68)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class
04/01/2013 - 09/30/2013+	$12.14	$0.20	$(0.75)	$(0.55)	$(0.20)	$0.00	$0.00	$(0.20)
03/31/2013	11.36	0.45	0.86	1.31	(0.46)	(0.07)	0.00	(0.53)
03/31/2012	11.40	0.50	(0.01)	0.49	(0.50)	(0.03)	0.00	(0.53)
03/31/2011	11.29	0.53	0.38	0.91	(0.55)	(0.25)	0.00	(0.80)
07/01/2009 - 03/31/2010	10.00	0.48	1.33	1.81	(0.47)	(0.05)	0.00	(0.52)
Class P
04/01/2013 - 09/30/2013+	12.14	0.20	(0.75)	(0.55)	(0.20)	0.00	0.00	(0.20)
03/31/2013	11.36	0.43	0.87	1.30	(0.45)	(0.07)	0.00	(0.52)
03/31/2012	11.40	0.50	(0.02)	0.48	(0.49)	(0.03)	0.00	(0.52)
10/15/2010 - 03/31/2011	11.85	0.24	(0.19)	0.05	(0.25)	(0.25)	0.00	(0.50)
Class D
04/01/2013 - 09/30/2013+	12.14	0.18	(0.75)	(0.57)	(0.18)	0.00	0.00	(0.18)
03/31/2013	11.36	0.40	0.87	1.27	(0.42)	(0.07)	0.00	(0.49)
11/18/2011 - 03/31/2012	10.97	0.16	0.41	0.57	(0.15)	(0.03)	0.00	(0.18)
Class A
04/01/2013 - 09/30/2013+	12.14	0.18	(0.75)	(0.57)	(0.18)	0.00	0.00	(0.18)
03/31/2013	11.36	0.40	0.87	1.27	(0.42)	(0.07)	0.00	(0.49)
11/18/2011 - 03/31/2012	10.97	0.17	0.40	0.57	(0.15)	(0.03)	0.00	(0.18)

Please see footnotes on page 36.

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.22	(5.81)%	$18,706	1.08	%*	1.08	%*	1.08	%*	1.08	%*	4.32	%*	15%
12.20	9.83	31,702	1.08		1.08		1.08		1.08		4.09		38
11.67	10.19	21,939	1.08		1.08		1.08		1.08		4.11		12
11.09	9.41	22,944	1.08		1.08		1.08		1.08		4.44		100
10.64	31.88	14,172	1.10	(d)	1.10	(d)	1.09	(d)	1.09	(d)	5.30		185
8.55	(12.89)	9,601	1.13		1.13		1.10		1.10		6.13		220

11.22	(5.89)	359,379	1.25	*	1.25	*	1.25	*	1.25	*	4.15	*	15
12.20	9.64	495,087	1.25		1.25		1.25		1.25		3.91		38
11.67	10.01	409,412	1.25		1.25		1.25		1.25		3.99		12
11.09	9.22	354,029	1.25		1.25		1.25		1.25		4.31		100
10.64	31.67	233,530	1.26		1.26		1.25		1.25		5.10		185
8.55	(13.02)	113,093	1.28		1.28		1.25		1.25		5.81		220

11.22	(5.89)	560,021	1.25	*	1.25	*	1.25	*	1.25	*	4.16	*	15
12.20	9.64	701,218	1.25		1.25		1.25		1.25		3.91		38
11.67	10.01	560,949	1.25		1.25		1.25		1.25		3.98		12
11.09	9.22	478,131	1.25		1.25		1.25		1.25		4.33		100
10.64	31.67	342,986	1.26		1.26		1.25		1.25		5.13		185
8.55	(13.02)	211,258	1.28		1.28		1.25		1.25		5.83		220

11.22	(6.25)	2,515	2.00	*	2.00	*	2.00	*	2.00	*	3.40	*	15
12.20	8.82	4,536	2.00		2.00		2.00		2.00		3.11		38
11.67	9.18	9,279	2.00		2.00		2.00		2.00		3.36		12
11.09	8.41	23,863	2.00		2.00		2.00		2.00		3.58		100
10.64	30.70	40,277	2.01		2.01		2.00		2.00		4.43		185
8.55	(13.67)	37,293	2.03		2.03		2.00		2.00		5.07		220

11.22	(6.25)	173,528	2.00	*	2.00	*	2.00	*	2.00	*	3.41	*	15
12.20	8.83	235,760	2.00		2.00		2.00		2.00		3.15		38
11.67	9.19	202,486	2.00		2.00		2.00		2.00		3.24		12
11.09	8.41	178,383	2.00		2.00		2.00		2.00		3.58		100
10.64	30.69	131,421	2.01		2.01		2.00		2.00		4.35		185
8.55	(13.67)	72,651	2.03		2.03		2.00		2.00		5.08		220

$11.39	(4.51)%	$1,073,451	1.15	%*	1.15	%*	1.15	%*	1.15	%*	3.45	%*	54%
12.14	11.73	989,144	1.17	(f)	1.17	(f)	1.17	(f)	1.17	(f)	3.72		105
11.36	4.48	368,331	1.25		1.25		1.25		1.25		4.45		85
11.40	8.29	338,331	1.25		1.25		1.25		1.25		4.65		135
11.29	18.50	162,653	1.25	*	1.40	*	1.25	*	1.40	*	5.80	*	119

11.39	(4.56)	239,216	1.25	*	1.25	*	1.25	*	1.25	*	3.36	*	54
12.14	11.62	222,082	1.27	(f)	1.27	(f)	1.27	(f)	1.27	(f)	3.61		105
11.36	4.38	10,570	1.35		1.35		1.35		1.35		4.41		85
11.40	0.50	13,611	1.35	*	1.35	*	1.35	*	1.35	*	4.71	*	135

11.39	(4.70)	1,165	1.55	*	1.55	*	1.55	*	1.55	*	3.06	*	54
12.14	11.28	1,223	1.57	(f)	1.57	(f)	1.57	(f)	1.57	(f)	3.28		105
11.36	5.19	16	1.65	*	1.65	*	1.65	*	1.65	*	4.05	*	85

11.39	(4.70)	3,709	1.55	*	1.55	*	1.55	*	1.55	*	3.02	*	54
12.14	11.32	13,739	1.57	(f)	1.57	(f)	1.57	(f)	1.57	(f)	3.32		105
11.36	5.19	113	1.65	*	1.65	*	1.65	*	1.65	*	4.06	*	85

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Corporate Bond Fund (Cont.)
Class C
04/01/2013 - 09/30/2013+	$12.14	$0.13	$(0.74)	$(0.61)	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2013	11.36	0.31	0.87	1.18	(0.33)	(0.07)	0.00	(0.40)
11/18/2011 - 03/31/2012	10.97	0.14	0.40	0.54	(0.12)	(0.03)	0.00	(0.15)

PIMCO Emerging Markets Currency Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.55	$0.08	$(0.39)	$(0.31)	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2013	10.53	0.16	0.09	0.25	(0.23)	0.00	0.00	(0.23)
03/31/2012	10.88	0.16	(0.35)	(0.19)	(0.16)	0.00	0.00	(0.16)
03/31/2011	10.24	0.20	0.64	0.84	(0.20)	0.00	0.00	(0.20)
03/31/2010	8.07	0.23	2.17	2.40	(0.15)	0.00	(0.08)	(0.23)
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00	(0.56)
Class P
04/01/2013 - 09/30/2013+	10.55	0.07	(0.39)	(0.32)	(0.07)	0.00	0.00	(0.07)
03/31/2013	10.53	0.15	0.09	0.24	(0.22)	0.00	0.00	(0.22)
03/31/2012	10.88	0.15	(0.35)	(0.20)	(0.15)	0.00	0.00	(0.15)
03/31/2011	10.24	0.19	0.64	0.83	(0.19)	0.00	0.00	(0.19)
03/31/2010	8.07	0.21	2.18	2.39	(0.14)	0.00	(0.08)	(0.22)
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00	(0.51)
Administrative Class
04/01/2013 - 09/30/2013+	10.55	0.06	(0.38)	(0.32)	(0.07)	0.00	0.00	(0.07)
03/31/2013	10.53	0.12	0.10	0.22	(0.20)	0.00	0.00	(0.20)
03/31/2012	10.88	0.14	(0.35)	(0.21)	(0.14)	0.00	0.00	(0.14)
03/31/2011	10.24	0.18	0.64	0.82	(0.18)	0.00	0.00	(0.18)
03/31/2010	8.07	0.20	2.18	2.38	(0.13)	0.00	(0.08)	(0.21)
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00	(0.53)
Class D
04/01/2013 - 09/30/2013+	10.55	0.06	(0.39)	(0.33)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)	(0.19)
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00	(0.52)
Class A
04/01/2013 - 09/30/2013+	10.55	0.06	(0.39)	(0.33)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
03/31/2010	8.07	0.19	2.17	2.36	(0.11)	0.00	(0.08)	(0.19)
03/31/2009	10.81	0.35	(2.57)	(2.22)	(0.33)	(0.19)	0.00	(0.52)
Class C
04/01/2013 - 09/30/2013+	10.55	0.02	(0.39)	(0.37)	(0.02)	0.00	0.00	(0.02)
03/31/2013	10.53	0.04	0.09	0.13	(0.11)	0.00	0.00	(0.11)
03/31/2012	10.88	0.04	(0.35)	(0.31)	(0.04)	0.00	0.00	(0.04)
03/31/2011	10.24	0.08	0.65	0.73	(0.09)	0.00	0.00	(0.09)
03/31/2010	8.07	0.12	2.17	2.29	(0.04)	0.00	(0.08)	(0.12)
03/31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)	0.00	(0.45)

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class
04/01/2013 - 09/30/2013+	$9.94	$0.19	$(0.84)	$(0.65)	$(0.19)	$0.00	$0.00	$(0.19)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)
Class P
04/01/2013 - 09/30/2013+	9.94	0.18	(0.84)	(0.66)	(0.18)	0.00	0.00	(0.18)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)

Please see footnotes on page 36.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.39	(5.06)%	$1,179	2.30	%*	2.30	%*	2.30	%*	2.30	%*	2.30	%*	54%
12.14	10.44	1,698	2.32	(f)	2.32	(f)	2.32	(f)	2.32	(f)	2.53		105
11.36	4.90	31	2.40	*	2.40	*	2.40	*	2.40	*	3.35	*	85

$10.16	(2.96)%	$6,357,631	0.85	%*	0.85	%*	0.85	%*	0.85	%*	1.49	%*	21%
10.55	2.40	6,403,792	0.85		0.85		0.85		0.85		1.57		58
10.53	(1.73)	5,954,755	0.85		0.85		0.85		0.85		1.52		49
10.88	8.36	3,745,530	0.86		0.86		0.85		0.85		1.96		31
10.24	29.94	2,111,435	0.85		0.85		0.85		0.85		2.34		190
8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95

10.16	(3.01)	73,235	0.95	*	0.95	*	0.95	*	0.95	*	1.39	*	21
10.55	2.30	94,860	0.95		0.95		0.95		0.95		1.46		58
10.53	(1.83)	103,632	0.95		0.95		0.95		0.95		1.43		49
10.88	8.25	107,051	0.96		0.96		0.95		0.95		1.87		31
10.24	29.82	75,682	0.95		0.95		0.95		0.95		2.06		190
8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

10.16	(3.08)	6,932	1.10	*	1.10	*	1.10	*	1.10	*	1.25	*	21
10.55	2.14	9,082	1.10		1.10		1.10		1.10		1.18		58
10.53	(1.98)	35,703	1.10		1.10		1.10		1.10		1.28		49
10.88	8.09	35,051	1.11		1.11		1.10		1.10		1.68		31
10.24	29.62	5,867	1.10		1.10		1.10		1.10		2.14		190
8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95

10.16	(3.16)	87,291	1.25	*	1.25	*	1.25	*	1.25	*	1.10	*	21
10.55	2.00	138,932	1.25		1.25		1.25		1.25		1.16		58
10.53	(2.13)	171,250	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	378,604	1.26		1.26		1.25		1.25		1.57		31
10.24	29.43	284,522	1.25		1.25		1.25		1.25		1.92		190
8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95

10.16	(3.15)	86,321	1.25	*	1.25	*	1.25	*	1.25	*	1.09	*	21
10.55	2.00	113,719	1.25		1.25		1.25		1.25		1.15		58
10.53	(2.12)	167,465	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	238,451	1.26		1.26		1.25		1.25		1.55		31
10.24	29.43	229,627	1.25		1.25		1.25		1.25		1.95		190
8.07	(20.93)	158,593	1.25		1.25		1.25		1.25		3.55		95

10.16	(3.52)	38,364	2.00	*	2.00	*	2.00	*	2.00	*	0.35	*	21
10.55	1.24	49,064	2.00		2.00		2.00		2.00		0.41		58
10.53	(2.86)	64,148	2.00		2.00		2.00		2.00		0.38		49
10.88	7.12	78,694	2.01		2.01		2.00		2.00		0.81		31
10.24	28.47	90,249	2.00		2.00		2.00		2.00		1.22		190
8.07	(21.52)	72,965	2.00		2.00		2.00		2.00		2.77		95

$9.10	(6.60)%	$244,882	0.09	%*	0.99	%*	0.09	%*	0.99	%*	4.23	%*	11%
9.94	(0.21)	3,907	0.05	*	12.24	*	0.05	*	12.24	*	4.20	*	16

9.10	(6.64)	167	0.19	*	1.09	*	0.19	*	1.09	*	3.60	*	11
9.94	(0.22)	49	0.15	*	12.34	*	0.15	*	12.34	*	4.21	*	16

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)
Class D
04/01/2013 - 09/30/2013+	$9.94	$0.18	$(0.85)	$(0.67)	$(0.17)	$0.00	$0.00	$(0.17)
02/25/2013 - 03/31/2013	10.00	0.03	(0.06)	(0.03)	(0.03)	0.00	0.00	(0.03)
Class A
04/01/2013 - 09/30/2013+	9.94	0.17	(0.84)	(0.67)	(0.17)	0.00	0.00	(0.17)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)
Class C
04/01/2013 - 09/30/2013+	9.94	0.13	(0.84)	(0.71)	(0.13)	0.00	0.00	(0.13)
02/25/2013 - 03/31/2013	10.00	0.03	(0.06)	(0.03)	(0.03)	0.00	0.00	(0.03)

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
04/01/2013 - 09/30/2013+	$10.41	$0.14	$(0.28)	$(0.14)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2013	10.87	0.30	(0.05)	0.25	(0.37)	(0.34)	0.00	(0.71)
03/31/2012	10.66	0.29	0.46	0.75	(0.54)	0.00	0.00	(0.54)
03/31/2011	9.99	0.27	1.09	1.36	(0.69)	0.00	0.00	(0.69)
03/31/2010	8.02	0.39	1.92	2.31	(0.34)	0.00	0.00	(0.34)
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)	(1.43)
Class P
04/01/2013 - 09/30/2013+	10.41	0.13	(0.27)	(0.14)	(0.12)	0.00	0.00	(0.12)
03/31/2013	10.87	0.28	(0.04)	0.24	(0.36)	(0.34)	0.00	(0.70)
03/31/2012	10.66	0.28	0.46	0.74	(0.53)	0.00	0.00	(0.53)
03/31/2011	9.99	0.26	1.09	1.35	(0.68)	0.00	0.00	(0.68)
03/31/2010	8.02	0.35	1.95	2.30	(0.33)	0.00	0.00	(0.33)
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)	(1.38)
Administrative Class
04/01/2013 - 09/30/2013+	10.41	0.13	(0.28)	(0.15)	(0.11)	0.00	0.00	(0.11)
03/31/2013	10.87	0.27	(0.04)	0.23	(0.35)	(0.34)	0.00	(0.69)
03/31/2012	10.66	0.26	0.46	0.72	(0.51)	0.00	0.00	(0.51)
03/31/2011	9.99	0.25	1.09	1.34	(0.67)	0.00	0.00	(0.67)
03/31/2010	8.02	0.42	1.86	2.28	(0.31)	0.00	0.00	(0.31)
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)	(1.40)
Class D
04/01/2013 - 09/30/2013+	10.41	0.12	(0.28)	(0.16)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.87	0.25	(0.04)	0.21	(0.33)	(0.34)	0.00	(0.67)
03/31/2012	10.66	0.25	0.45	0.70	(0.49)	0.00	0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00	(0.65)
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00	(0.30)
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)	(1.38)
Class A
04/01/2013 - 09/30/2013+	10.41	0.12	(0.28)	(0.16)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.87	0.26	(0.05)	0.21	(0.33)	(0.34)	0.00	(0.67)
03/31/2012	10.66	0.24	0.46	0.70	(0.49)	0.00	0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00	(0.65)
03/31/2010	8.02	0.34	1.93	2.27	(0.30)	0.00	0.00	(0.30)
03/31/2009	11.54	0.45	(2.59)	(2.14)	(0.27)	(1.00)	(0.11)	(1.38)
Class C
04/01/2013 - 09/30/2013+	10.41	0.08	(0.28)	(0.20)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.87	0.17	(0.05)	0.12	(0.24)	(0.34)	0.00	(0.58)
03/31/2012	10.66	0.16	0.46	0.62	(0.41)	0.00	0.00	(0.41)
03/31/2011	9.99	0.15	1.09	1.24	(0.57)	0.00	0.00	(0.57)
03/31/2010	8.02	0.27	1.92	2.19	(0.22)	0.00	0.00	(0.22)
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)	(0.11)	(1.31)

Please see footnotes on page 36.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.10	(6.78)%	$14,594	0.49	%*	1.39	%*	0.49	%*	1.39	%*	3.83	%*	11%
9.94	(0.25)	1,099	0.45	*	12.64	*	0.45	*	12.64	*	3.63	*	16

9.10	(6.79)	2,844	0.49	*	1.39	*	0.49	*	1.39	*	3.74	*	11
9.94	(0.25)	220	0.45	*	12.64	*	0.45	*	12.64	*	3.92	*	16

9.10	(7.13)	461	1.24	*	2.14	*	1.24	*	2.14	*	2.84	*	11
9.94	(0.31)	47	1.20	*	13.39	*	1.20	*	13.39	*	3.51	*	16

$10.15	(1.33)%	$2,102,889	0.51	%*	0.51	%*	0.50	%*	0.50	%*	2.70	%*	86%
10.41	2.08	3,738,584	0.53		0.53		0.50		0.50		2.70		424
10.87	7.06	3,471,189	0.50		0.50		0.50		0.50		2.61		486
10.66	13.85	2,258,636	0.50		0.50		0.50		0.50		2.58		427
9.99	29.02	1,680,425	0.51		0.51		0.50		0.50		4.00		485
8.02	(18.22)	997,286	0.87		0.87		0.50		0.50		5.10		653

10.15	(1.37)	126,907	0.61	*	0.61	*	0.60	*	0.60	*	2.61	*	86
10.41	1.98	182,025	0.63		0.63		0.60		0.60		2.58		424
10.87	6.95	150,685	0.60		0.60		0.60		0.60		2.50		486
10.66	13.74	79,175	0.60		0.60		0.60		0.60		2.48		427
9.99	28.90	56,617	0.61		0.61		0.60		0.60		3.48		485
8.02	(15.92)	28	0.99	*	0.99	*	0.60	*	0.60	*	5.14	*	653

10.15	(1.45)	17,886	0.76	*	0.76	*	0.75	*	0.75	*	2.47	*	86
10.41	1.86	20,550	0.78		0.78		0.75		0.75		2.46		424
10.87	6.79	17,150	0.75		0.75		0.75		0.75		2.37		486
10.66	13.57	17,151	0.75		0.75		0.75		0.75		2.34		427
9.99	28.69	25,250	0.80		0.80		0.75		0.75		4.83		485
8.02	(18.42)	579,144	1.12		1.12		0.75		0.75		4.87		653

10.15	(1.52)	604,883	0.91	*	0.91	*	0.90	*	0.90	*	2.32	*	86
10.41	1.67	772,164	0.93		0.93		0.90		0.90		2.30		424
10.87	6.63	625,799	0.90		0.90		0.90		0.90		2.22		486
10.66	13.40	457,517	0.90		0.90		0.90		0.90		2.18		427
9.99	28.51	309,151	0.91		0.91		0.90		0.90		3.45		485
8.02	(18.57)	113,927	1.30	(g)	1.30	(g)	0.93	(g)	0.93	(g)	4.67		653

10.15	(1.52)	251,273	0.91	*	0.91	*	0.90	*	0.90	*	2.32	*	86
10.41	1.67	335,706	0.93		0.93		0.90		0.90		2.32		424
10.87	6.63	422,001	0.90	(h)	0.90	(h)	0.90	(h)	0.90	(h)	2.21		486
10.66	13.34	359,522	0.95		0.95		0.95		0.95		2.13		427
9.99	28.45	281,286	0.96		0.96		0.95		0.95		3.52		485
8.02	(18.59)	162,997	1.32		1.32		0.95		0.95		4.63		653

10.15	(1.89)	68,604	1.66	*	1.66	*	1.65	*	1.65	*	1.57	*	86
10.41	0.92	88,316	1.68		1.68		1.65		1.65		1.56		424
10.87	5.83	97,963	1.65	(h)	1.65	(h)	1.65	(h)	1.65	(h)	1.46		486
10.66	12.50	88,187	1.70		1.70		1.70		1.70		1.39		427
9.99	27.50	83,050	1.71		1.71		1.70		1.70		2.81		485
8.02	(19.20)	54,022	2.07		2.07		1.70		1.70		3.88		653

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2013 - 09/30/2013+	$10.90	$0.14	$(0.36)	$(0.22)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2013	10.75	0.31	0.78	1.09	(0.48)	(0.46)	0.00	(0.94)
03/31/2012	10.38	0.30	0.61	0.91	(0.43)	(0.11)	0.00	(0.54)
03/31/2011	10.31	0.30	0.25	0.55	(0.19)	(0.21)	(0.08)	(0.48)
03/31/2010	9.05	0.45	1.56	2.01	(0.38)	(0.37)	0.00	(0.75)
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00	(0.87)
Class P
04/01/2013 - 09/30/2013+	10.90	0.13	(0.35)	(0.22)	(0.12)	0.00	0.00	(0.12)
03/31/2013	10.75	0.30	0.78	1.08	(0.47)	(0.46)	0.00	(0.93)
03/31/2012	10.38	0.29	0.61	0.90	(0.42)	(0.11)	0.00	(0.53)
03/31/2011	10.31	0.29	0.25	0.54	(0.18)	(0.21)	(0.08)	(0.47)
03/31/2010	9.05	0.42	1.58	2.00	(0.37)	(0.37)	0.00	(0.74)
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00	(0.83)
Administrative Class
04/01/2013 - 09/30/2013+	10.90	0.12	(0.35)	(0.23)	(0.11)	0.00	0.00	(0.11)
03/31/2013	10.75	0.29	0.77	1.06	(0.45)	(0.46)	0.00	(0.91)
03/31/2012	10.38	0.28	0.60	0.88	(0.40)	(0.11)	0.00	(0.51)
03/31/2011	10.31	0.27	0.25	0.52	(0.16)	(0.21)	(0.08)	(0.45)
03/31/2010	9.05	0.43	1.56	1.99	(0.36)	(0.37)	0.00	(0.73)
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00	(0.84)
Class D
04/01/2013 - 09/30/2013+	10.90	0.12	(0.36)	(0.24)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00	(0.89)
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00	(0.50)
03/31/2011	10.31	0.25	0.26	0.51	(0.15)	(0.21)	(0.08)	(0.44)
03/31/2010	9.05	0.39	1.58	1.97	(0.34)	(0.37)	0.00	(0.71)
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00	(0.82)
Class A
04/01/2013 - 09/30/2013+	10.90	0.12	(0.36)	(0.24)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.75	0.26	0.78	1.04	(0.43)	(0.46)	0.00	(0.89)
03/31/2012	10.38	0.26	0.61	0.87	(0.39)	(0.11)	0.00	(0.50)
03/31/2011	10.31	0.25	0.25	0.50	(0.14)	(0.21)	(0.08)	(0.43)
03/31/2010	9.05	0.40	1.57	1.97	(0.34)	(0.37)	0.00	(0.71)
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00	(0.82)
Class B
04/01/2013 - 09/30/2013+	10.90	0.08	(0.36)	(0.28)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.75	0.19	0.77	0.96	(0.35)	(0.46)	0.00	(0.81)
03/31/2012	10.38	0.19	0.60	0.79	(0.31)	(0.11)	0.00	(0.42)
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)	(0.35)
03/31/2010	9.05	0.33	1.57	1.90	(0.27)	(0.37)	0.00	(0.64)
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00	(0.75)
Class C
04/01/2013 - 09/30/2013+	10.90	0.08	(0.36)	(0.28)	(0.06)	0.00	0.00	(0.06)
03/31/2013	10.75	0.18	0.78	0.96	(0.35)	(0.46)	0.00	(0.81)
03/31/2012	10.38	0.18	0.61	0.79	(0.31)	(0.11)	0.00	(0.42)
03/31/2011	10.31	0.17	0.25	0.42	(0.06)	(0.21)	(0.08)	(0.35)
03/31/2010	9.05	0.32	1.58	1.90	(0.27)	(0.37)	0.00	(0.64)
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00	(0.75)
Class R
04/01/2013 - 09/30/2013+	10.90	0.10	(0.35)	(0.25)	(0.09)	0.00	0.00	(0.09)
03/31/2013	10.75	0.23	0.79	1.02	(0.41)	(0.46)	0.00	(0.87)
03/31/2012	10.38	0.24	0.60	0.84	(0.36)	(0.11)	0.00	(0.47)
03/31/2011	10.31	0.22	0.26	0.48	(0.12)	(0.21)	(0.08)	(0.41)
03/31/2010	9.05	0.36	1.58	1.94	(0.31)	(0.37)	0.00	(0.68)
03/31/2009	10.39	0.39	(0.93)	(0.54)	(0.31)	(0.49)	0.00	(0.80)

Please see footnotes on page 36.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.56	(1.98)%	$4,549,722	0.51	%*	0.51	%*	0.50	%*	0.50	%*	2.58	%*	69%
10.90	10.39	4,294,911	0.53		0.53		0.50		0.50		2.78		383
10.75	8.97	3,424,392	0.50		0.50		0.50		0.50		2.86		355
10.38	5.37	2,381,859	0.50		0.50		0.50		0.50		2.81		236
10.31	22.82	2,004,065	0.52		0.52		0.50		0.50		4.51		411
9.05	(4.34)	2,272,951	0.70		0.70		0.50		0.50		4.71		779

10.56	(2.03)	542,337	0.61	*	0.61	*	0.60	*	0.60	*	2.48	*	69
10.90	10.28	521,941	0.63		0.63		0.60		0.60		2.69		383
10.75	8.86	195,394	0.60		0.60		0.60		0.60		2.75		355
10.38	5.27	127,359	0.60		0.60		0.60		0.60		2.71		236
10.31	22.70	46,942	0.62		0.62		0.60		0.60		4.13		411
9.05	(3.76)	2,629	0.62	*	0.62	*	0.60	*	0.60	*	4.95	*	779

10.56	(2.11)	16,487	0.76	*	0.76	*	0.75	*	0.75	*	2.33	*	69
10.90	10.12	16,999	0.78		0.78		0.75		0.75		2.61		383
10.75	8.70	25,266	0.75		0.75		0.75		0.75		2.61		355
10.38	5.11	18,024	0.75		0.75		0.75		0.75		2.55		236
10.31	22.51	22,163	0.77		0.77		0.75		0.75		4.38		411
9.05	(4.58)	31,889	0.95		0.95		0.75		0.75		4.45		779

10.56	(2.18)	431,594	0.91	*	0.91	*	0.90	*	0.90	*	2.18	*	69
10.90	9.96	421,030	0.93		0.93		0.90		0.90		2.37		383
10.75	8.54	313,491	0.90		0.90		0.90		0.90		2.47		355
10.38	4.96	291,887	0.90		0.90		0.90		0.90		2.40		236
10.31	22.34	215,172	0.92		0.92		0.90		0.90		3.96		411
9.05	(4.75)	105,439	1.13	(g)	1.13	(g)	0.93	(g)	0.93	(g)	4.27		779

10.56	(2.18)	378,192	0.91	*	0.91	*	0.90	*	0.90	*	2.18	*	69
10.90	9.96	395,649	0.93		0.93		0.90		0.90		2.40		383
10.75	8.53	410,473	0.90	(h)	0.90	(h)	0.90	(h)	0.90	(h)	2.46		355
10.38	4.90	325,839	0.95		0.95		0.95		0.95		2.35		236
10.31	22.27	239,915	0.97		0.97		0.95		0.95		4.02		411
9.05	(4.77)	207,850	1.15		1.15		0.95		0.95		4.26		779

10.56	(2.55)	245	1.66	*	1.66	*	1.65	*	1.65	*	1.42	*	69
10.90	9.14	468	1.68		1.68		1.65		1.65		1.71		383
10.75	7.71	1,125	1.65	(h)	1.65	(h)	1.65	(h)	1.65	(h)	1.76		355
10.38	4.12	3,823	1.70		1.70		1.70		1.70		1.61		236
10.31	21.37	9,550	1.72		1.72		1.70		1.70		3.36		411
9.05	(5.49)	12,338	1.90		1.90		1.70		1.70		3.50		779

10.56	(2.55)	52,656	1.66	*	1.66	*	1.65	*	1.65	*	1.43	*	69
10.90	9.14	55,877	1.68		1.68		1.65		1.65		1.64		383
10.75	7.72	48,749	1.65	(h)	1.65	(h)	1.65	(h)	1.65	(h)	1.72		355
10.38	4.12	50,739	1.70		1.70		1.70		1.70		1.60		236
10.31	21.37	53,446	1.72		1.72		1.70		1.70		3.26		411
9.05	(5.49)	42,239	1.90		1.90		1.70		1.70		3.51		779

10.56	(2.30)	23,509	1.16	*	1.16	*	1.15	*	1.15	*	1.93	*	69
10.90	9.68	23,357	1.18		1.18		1.15		1.15		2.13		383
10.75	8.26	15,970	1.15	(h)	1.15	(h)	1.15	(h)	1.15	(h)	2.23		355
10.38	4.64	16,130	1.20		1.20		1.20		1.20		2.11		236
10.31	21.97	11,248	1.22		1.22		1.20		1.20		3.67		411
9.05	(5.01)	8,280	1.40		1.40		1.20		1.20		4.03		779

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class
04/01/2013 - 09/30/2013+	$11.56	$0.12	$(0.33)	$(0.21)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2013	11.47	0.22	0.22	0.44	(0.23)	(0.12)	0.00	(0.35)
03/31/2012	11.28	0.31	0.32	0.63	(0.43)	(0.01)	0.00	(0.44)
03/31/2011	11.08	0.29	0.68	0.97	(0.30)	(0.47)	0.00	(0.77)
03/31/2010	10.06	0.28	1.24	1.52	(0.31)	(0.19)	0.00	(0.50)
02/05/2009 - 03/31/2009	10.00	0.04	0.06	0.10	(0.04)	0.00	0.00	(0.04)
Class P
04/01/2013 - 09/30/2013+	11.56	0.11	(0.33)	(0.22)	(0.12)	0.00	0.00	(0.12)
03/31/2013	11.47	0.20	0.23	0.43	(0.22)	(0.12)	0.00	(0.34)
03/31/2012	11.28	0.29	0.33	0.62	(0.42)	(0.01)	0.00	(0.43)
03/31/2011	11.08	0.28	0.68	0.96	(0.29)	(0.47)	0.00	(0.76)
03/31/2010	10.06	0.24	1.27	1.51	(0.30)	(0.19)	0.00	(0.49)
02/05/2009 - 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00	0.00	(0.04)
Class D
04/01/2013 - 09/30/2013+	11.56	0.10	(0.33)	(0.23)	(0.11)	0.00	0.00	(0.11)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
03/31/2012	11.28	0.26	0.33	0.59	(0.39)	(0.01)	0.00	(0.40)
03/31/2011	11.08	0.25	0.68	0.93	(0.26)	(0.47)	0.00	(0.73)
03/31/2010	10.06	0.24	1.24	1.48	(0.27)	(0.19)	0.00	(0.46)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00	(0.03)
Class A
04/01/2013 - 09/30/2013+	11.56	0.10	(0.33)	(0.23)	(0.11)	0.00	0.00	(0.11)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
03/31/2012	11.28	0.26	0.32	0.58	(0.38)	(0.01)	0.00	(0.39)
03/31/2011	11.08	0.24	0.69	0.93	(0.26)	(0.47)	0.00	(0.73)
03/31/2010	10.06	0.24	1.23	1.47	(0.26)	(0.19)	0.00	(0.45)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00	(0.03)
Class C
04/01/2013 - 09/30/2013+	11.56	0.05	(0.33)	(0.28)	(0.06)	0.00	0.00	(0.06)
03/31/2013	11.47	0.08	0.23	0.31	(0.10)	(0.12)	0.00	(0.22)
03/31/2012	11.28	0.17	0.33	0.50	(0.30)	(0.01)	0.00	(0.31)
03/31/2011	11.08	0.16	0.68	0.84	(0.17)	(0.47)	0.00	(0.64)
03/31/2010	10.06	0.15	1.24	1.39	(0.18)	(0.19)	0.00	(0.37)
02/05/2009 - 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00	0.00	(0.02)
Class R
04/01/2013 - 09/30/2013+	11.56	0.08	(0.33)	(0.25)	(0.09)	0.00	0.00	(0.09)
03/31/2013	11.47	0.14	0.22	0.36	(0.15)	(0.12)	0.00	(0.27)
03/31/2012	11.28	0.23	0.33	0.56	(0.36)	(0.01)	0.00	(0.37)
03/31/2011	11.08	0.22	0.68	0.90	(0.23)	(0.47)	0.00	(0.70)
03/31/2010	10.06	0.18	1.27	1.45	(0.24)	(0.19)	0.00	(0.43)
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00	(0.03)

PIMCO Global Bond Fund (Unhedged)
Institutional Class
04/01/2013 - 09/30/2013+	$9.74	$0.12	$(0.36)	$(0.24)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2013	10.07	0.28	0.16	0.44	(0.47)	(0.30)	0.00	(0.77)
03/31/2012	9.80	0.29	0.52	0.81	(0.41)	(0.13)	0.00	(0.54)
03/31/2011	9.45	0.28	0.82	1.10	(0.68)	(0.03)	(0.04)	(0.75)
03/31/2010	8.12	0.38	1.50	1.88	(0.34)	(0.21)	0.00	(0.55)
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)	(1.27)
Class P
04/01/2013 - 09/30/2013+	9.74	0.12	(0.36)	(0.24)	(0.11)	0.00	0.00	(0.11)
03/31/2013	10.07	0.26	0.17	0.43	(0.46)	(0.30)	0.00	(0.76)
03/31/2012	9.80	0.28	0.52	0.80	(0.40)	(0.13)	0.00	(0.53)
11/19/2010 - 03/31/2011	10.30	0.10	(0.01)	0.09	(0.52)	(0.03)	(0.04)	(0.59)

Please see footnotes on page 36.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.22	(1.83)%	$3,817,536	0.70	%*	0.70	%*	0.70	%*	0.70	%*	2.08	%*	180%
11.56	3.83	4,904,822	0.70		0.70		0.70		0.70		1.86		385
11.47	5.65	3,997,936	0.70		0.70		0.70		0.70		2.68		415
11.28	9.06	2,524,273	0.70		0.70		0.70		0.70		2.59		218
11.08	15.19	1,583,031	0.70		0.70		0.70		0.70		2.49		268
10.06	0.98	4,854	0.70	*(i)(j)	12.25	*(i)(j)	0.70	*(i)(j)	12.25	*(i)(j)	2.53	*	57

11.22	(1.88)	45,202	0.80	*	0.80	*	0.80	*	0.80	*	2.00	*	180
11.56	3.73	71,695	0.80		0.80		0.80		0.80		1.77		385
11.47	5.55	56,644	0.80		0.80		0.80		0.80		2.54		415
11.28	8.95	24,629	0.80		0.80		0.80		0.80		2.49		218
11.08	15.08	11,134	0.80		0.80		0.80		0.80		2.17		268
10.06	0.97	10	0.80	*(i)(k)	10.88	*(i)(k)	0.80	*(i)(k)	10.88	*(i)(k)	2.35	*	57

11.22	(2.03)	42,435	1.10	*	1.10	*	1.10	*	1.10	*	1.69	*	180
11.56	3.42	69,613	1.10		1.10		1.10		1.10		1.47		385
11.47	5.24	101,359	1.10		1.10		1.10		1.10		2.28		415
11.28	8.63	88,184	1.10		1.10		1.10		1.10		2.18		218
11.08	14.78	72,403	1.10		1.10		1.10		1.10		2.10		268
10.06	0.95	388	1.10	*(i)(l)	17.63	*(i)(l)	1.10	*(i)(l)	17.63	*(i)(l)	2.26	*	57

11.22	(2.03)	71,801	1.10	*	1.10	*	1.10	*	1.10	*	1.72	*	180
11.56	3.42	135,127	1.10		1.10		1.10		1.10		1.47		385
11.47	5.24	158,712	1.10		1.10		1.10		1.10		2.26		415
11.28	8.63	86,630	1.10		1.10		1.10		1.10		2.18		218
11.08	14.75	76,913	1.10		1.10		1.10		1.10		2.16		268
10.06	0.93	1,551	1.10	*(i)(l)	26.79	*(i)(l)	1.10	*(i)(l)	26.79	*(i)(l)	1.81	*	57

11.22	(2.40)	29,999	1.85	*	1.85	*	1.85	*	1.85	*	0.94	*	180
11.56	2.65	37,482	1.85		1.85		1.85		1.85		0.73		385
11.47	4.45	39,503	1.85		1.85		1.85		1.85		1.50		415
11.28	7.82	21,761	1.85		1.85		1.85		1.85		1.43		218
11.08	13.88	19,441	1.85		1.85		1.85		1.85		1.35		268
10.06	0.80	421	1.85	*(i)(l)	16.59	*(i)(l)	1.85	*(i)(l)	16.59	*(i)(l)	1.55	*	57

11.22	(2.15)	5,680	1.35	*	1.35	*	1.35	*	1.35	*	1.43	*	180
11.56	3.16	6,712	1.35		1.35		1.35		1.35		1.22		385
11.47	4.98	6,470	1.35		1.35		1.35		1.35		2.00		415
11.28	8.38	2,860	1.35		1.35		1.35		1.35		1.98		218
11.08	14.46	441	1.35		1.35		1.35		1.35		1.64		268
10.06	0.88	29	1.35	*(i)(l)	14.09	*(i)(l)	1.35	*(i)(l)	14.09	*(i)(l)	1.93	*	57

$9.39	(2.42)%	$680,829	0.56	%*	0.56	%*	0.55	%*	0.55	%*	2.55	%*	51%
9.74	4.15	782,717	0.58		0.58		0.55		0.55		2.76		285
10.07	8.36	885,539	0.55		0.55		0.55		0.55		2.85		267
9.80	11.91	732,677	0.55		0.55		0.55		0.55		2.79		310
9.45	23.27	725,975	0.56		0.56		0.55		0.55		4.09		462
8.12	(14.42)	596,210	0.91		0.91		0.55		0.55		4.98		693

9.39	(2.47)	2,950	0.66	*	0.66	*	0.65	*	0.65	*	2.44	*	51
9.74	4.05	3,855	0.68		0.68		0.65		0.65		2.57		285
10.07	8.25	1,020	0.65		0.65		0.65		0.65		2.75		267
9.80	1.03	826	0.65	*	0.65	*	0.65	*	0.65	*	2.79	*	310

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Bond Fund (Unhedged) (Cont.)
Administrative Class
04/01/2013 - 09/30/2013+	$9.74	$0.11	$(0.36)	$(0.25)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2013	10.07	0.26	0.15	0.41	(0.44)	(0.30)	0.00	(0.74)
03/31/2012	9.80	0.26	0.53	0.79	(0.39)	(0.13)	0.00	(0.52)
03/31/2011	9.45	0.25	0.83	1.08	(0.66)	(0.03)	(0.04)	(0.73)
03/31/2010	8.12	0.36	1.49	1.85	(0.31)	(0.21)	0.00	(0.52)
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)	(1.25)
Class D
04/01/2013 - 09/30/2013+	9.74	0.10	(0.36)	(0.26)	(0.09)	0.00	0.00	(0.09)
03/31/2013	10.07	0.24	0.16	0.40	(0.43)	(0.30)	0.00	(0.73)
03/31/2012	9.80	0.25	0.52	0.77	(0.37)	(0.13)	0.00	(0.50)
03/31/2011	9.45	0.24	0.83	1.07	(0.65)	(0.03)	(0.04)	(0.72)
03/31/2010	8.12	0.28	1.56	1.84	(0.30)	(0.21)	0.00	(0.51)
07/31/2008 - 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)	(1.12)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2013 - 09/30/2013+	$10.56	$0.11	$(0.40)	$(0.29)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2013	10.34	0.24	0.65	0.89	(0.36)	(0.31)	0.00	(0.67)
03/31/2012	9.78	0.28	0.64	0.92	(0.34)	(0.02)	0.00	(0.36)
03/31/2011	9.64	0.27	0.33	0.60	(0.25)	(0.21)	0.00	(0.46)
03/31/2010	8.75	0.36	1.15	1.51	(0.32)	(0.30)	0.00	(0.62)
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00	(0.73)
Class P
04/01/2013 - 09/30/2013+	10.56	0.11	(0.40)	(0.29)	(0.10)	0.00	0.00	(0.10)
03/31/2013	10.34	0.23	0.65	0.88	(0.35)	(0.31)	0.00	(0.66)
03/31/2012	9.78	0.27	0.64	0.91	(0.33)	(0.02)	0.00	(0.35)
03/31/2011	9.64	0.26	0.33	0.59	(0.24)	(0.21)	0.00	(0.45)
03/31/2010	8.75	0.33	1.17	1.50	(0.31)	(0.30)	0.00	(0.61)
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00	(0.70)
Administrative Class
04/01/2013 - 09/30/2013+	10.56	0.10	(0.40)	(0.30)	(0.09)	0.00	0.00	(0.09)
03/31/2013	10.34	0.21	0.65	0.86	(0.33)	(0.31)	0.00	(0.64)
03/31/2012	9.78	0.25	0.65	0.90	(0.32)	(0.02)	0.00	(0.34)
03/31/2011	9.64	0.25	0.32	0.57	(0.22)	(0.21)	0.00	(0.43)
03/31/2010	8.75	0.31	1.18	1.49	(0.30)	(0.30)	0.00	(0.60)
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00	(0.71)
Class A
04/01/2013 - 09/30/2013+	10.56	0.09	(0.40)	(0.31)	(0.08)	0.00	0.00	(0.08)
03/31/2013	10.34	0.20	0.65	0.85	(0.32)	(0.31)	0.00	(0.63)
03/31/2012	9.78	0.25	0.64	0.89	(0.31)	(0.02)	0.00	(0.33)
03/31/2011	9.64	0.23	0.33	0.56	(0.21)	(0.21)	0.00	(0.42)
03/31/2010	8.75	0.32	1.16	1.48	(0.29)	(0.30)	0.00	(0.59)
03/31/2009	9.92	0.41	(0.89)	(0.48)	(0.35)	(0.34)	0.00	(0.69)
Class B
04/01/2013 - 09/30/2013+	10.56	0.05	(0.39)	(0.34)	(0.05)	0.00	0.00	(0.05)
03/31/2013	10.34	0.13	0.64	0.77	(0.24)	(0.31)	0.00	(0.55)
03/31/2012	9.78	0.18	0.63	0.81	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	9.64	0.15	0.33	0.48	(0.13)	(0.21)	0.00	(0.34)
03/31/2010	8.75	0.26	1.15	1.41	(0.22)	(0.30)	0.00	(0.52)
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00	(0.62)

Please see footnotes on page 36.

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$9.39	(2.55)%	$207,738	0.81	%*	0.81	%*	0.80	%*	0.80	%*	2.30	%*	51%
9.74	3.89	237,905	0.83		0.83		0.80		0.80		2.50		285
10.07	8.09	239,957	0.80		0.80		0.80		0.80		2.60		267
9.80	11.63	212,886	0.80		0.80		0.80		0.80		2.53		310
9.45	22.96	187,000	0.81		0.81		0.80		0.80		3.83		462
8.12	(14.63)	150,861	1.16		1.16		0.80		0.80		4.76		693

9.39	(2.62)	43,236	0.96	*	0.96	*	0.95	*	0.95	*	2.14	*	51
9.74	3.74	62,806	0.98		0.98		0.95		0.95		2.34		285
10.07	7.93	55,839	0.95		0.95		0.95		0.95		2.45		267
9.80	11.46	16,617	0.95		0.95		0.95		0.95		2.38		310
9.45	22.78	10,187	0.96		0.96		0.95		0.95		2.94		462
8.12	(10.29)	810	1.11	*	1.11	*	0.95	*	0.95	*	4.58	*	693

$10.17	(2.73)%	$371,545	0.56	%*	0.56	%*	0.55	%*	0.55	%*	2.14	%*	70%
10.56	8.77	448,928	0.57		0.57		0.55		0.55		2.24		361
10.34	9.56	240,055	0.55		0.55		0.55		0.55		2.78		348
9.78	6.27	131,659	0.55		0.55		0.55		0.55		2.70		232
9.64	17.70	185,704	0.55		0.55		0.55		0.55		3.84		401
8.75	(4.21)	133,476	1.04		1.04		0.55		0.55		4.79		653

10.17	(2.78)	23,471	0.66	*	0.66	*	0.65	*	0.65	*	2.04	*	70
10.56	8.66	23,985	0.67		0.67		0.65		0.65		2.14		361
10.34	9.45	10,326	0.65		0.65		0.65		0.65		2.70		348
9.78	6.17	5,475	0.65		0.65		0.65		0.65		2.66		232
9.64	17.59	3,551	0.65		0.65		0.65		0.65		3.45		401
8.75	(3.37)	10	1.16	*	1.16	*	0.65	*	0.65	*	4.80	*	653

10.17	(2.85)	4,193	0.81	*	0.81	*	0.80	*	0.80	*	1.89	*	70
10.56	8.51	4,887	0.82		0.82		0.80		0.80		2.00		361
10.34	9.28	1,704	0.80		0.80		0.80		0.80		2.50		348
9.78	6.02	925	0.80		0.80		0.80		0.80		2.53		232
9.64	17.47	161	0.80		0.80		0.80		0.80		3.23		401
8.75	(4.44)	12	1.29		1.29		0.80		0.80		4.56		653

10.17	(2.90)	72,327	0.91	*	0.91	*	0.90	*	0.90	*	1.79	*	70
10.56	8.39	81,766	0.92		0.92		0.90		0.90		1.90		361
10.34	9.17	52,681	0.90	(h)	0.90	(h)	0.90	(h)	0.90	(h)	2.45		348
9.78	5.85	37,193	0.95		0.95		0.95		0.95		2.35		232
9.64	17.24	29,640	0.95		0.95		0.95		0.95		3.39		401
8.75	(4.58)	16,957	1.45		1.45		0.95		0.95		4.41		653

10.17	(3.26)	273	1.66	*	1.66	*	1.65	*	1.65	*	1.06	*	70
10.56	7.59	403	1.67		1.67		1.65		1.65		1.20		361
10.34	8.36	706	1.65	(h)	1.65	(h)	1.65	(h)	1.65	(h)	1.84		348
9.78	5.06	1,317	1.70		1.70		1.70		1.70		1.53		232
9.64	16.37	3,533	1.70		1.70		1.70		1.70		2.79		401
8.75	(5.31)	4,344	2.19		2.19		1.70		1.70		3.65		653

Please see footnotes on page 36.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class C
04/01/2013 - 09/30/2013+	$10.56	$0.05	$(0.39)	$(0.34)	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2013	10.34	0.12	0.65	0.77	(0.24)	(0.31)	0.00	(0.55)
03/31/2012	9.78	0.18	0.63	0.81	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	9.64	0.16	0.32	0.48	(0.13)	(0.21)	0.00	(0.34)
03/31/2010	8.75	0.25	1.16	1.41	(0.22)	(0.30)	0.00	(0.52)
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00	(0.62)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.
(d)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.02% to an annual rate of 0.38%.
(e)	Effective October 1, 2009, the Class’s supervisory and administrative fee was decreased by 0.02% to an annual rate of 0.48%.
(f)	Effective October 1, 2012, the Fund’s advisory fee was decreased by 0.10% to an annual rate of 0.75%.
(g)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(h)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(i)	Effective February 24, 2009, the Fund’s advisory fee was decreased by 0.20% to an annual rate of 0.40%.
(j)	Effective February 24, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.
(k)	Effective February 24, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(l)	Effective February 24, 2009, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.17	(3.26)%	$24,596	1.66	%*	1.66	%*	1.65	%*	1.65	%*	1.04	%*	70%
10.56	7.59	28,449	1.67		1.67		1.65		1.65		1.16		361
10.34	8.36	22,135	1.65	(h)	1.65	(h)	1.65	(h)	1.65	(h)	1.75		348
9.78	5.06	18,221	1.70		1.70		1.70		1.70		1.60		232
9.64	16.37	16,799	1.70		1.70		1.70		1.70		2.71		401
8.75	(5.31)	13,408	2.19		2.19		1.70		1.70		3.65		653

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Assets:
Investments, at value
Investments in securities*	$11,102,239	$6,317,118	$1,190,105	$5,527,768
Investments in Affiliates	1,676,077	299,538	153,369	1,300,502
Financial Derivative Instruments
Exchange-traded or centrally cleared	12	89	58	71
Over the counter	199,772	33,559	657	121,357
Cash	1,679	52,738	10,687	3,449
Deposits with counterparty	1,789	11,608	2,196	4,910
Foreign currency, at value	40,094	698	4	1,964
Receivable for investments sold	3,529	24,585	43,053	19,321
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Fund shares sold	11,461	28,426	34,203	17,532
Interest and dividends receivable	196,238	102,134	18,342	55,812
Dividends receivable from Affiliates	302	85	35	371
Other assets	0	0	0	0
	13,233,192	6,870,578	1,452,709	7,053,057

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$14,340	$4,317	$0
Payable for sale-buyback transactions	0	0	0	0
Payable for short sales	3,235	0	0	16,196
Financial Derivative Instruments
Exchange-traded or centrally cleared	33	54	3	39
Over the counter	353,341	66,932	989	111,550
Payable for investments purchased	16,178	120,732	125,897	218,160
Payable for investments in Affiliates purchased	302	85	35	371
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Deposits from counterparty	53,881	8,113	386	46,380
Payable for Fund shares redeemed	28,923	15,456	532	5,878
Dividends payable	4,230	2,664	714	246
Overdraft due to custodian	0	0	0	0
Accrued investment advisory fees	4,391	2,258	708	2,264
Accrued supervisory and administrative fees	4,634	2,074	397	2,043
Accrued distribution fees	229	176	1	41
Accrued servicing fees	95	140	1	24
Accrued taxes payable	3,312	0	0	0
Reimbursement to PIMCO	0	0	0	0
Other liabilities	1,222	96	9	91
	474,006	233,120	133,989	403,283

Net Assets	$12,759,186	$6,637,458	$1,318,720	$6,649,774

Net Assets Consist of:
Paid in capital	$14,164,121	$6,537,663	$1,355,097	$7,620,224
Undistributed (overdistributed) net investment income	(52,975)	15,529	611	9,465
Accumulated undistributed net realized gain (loss)	(103,279)	212,145	(688)	(910,315)
Net unrealized appreciation (depreciation)	(1,248,681)	(127,879)	(36,300)	(69,600)
	$12,759,186	$6,637,458	$1,318,720	$6,649,774

Cost of Investments in Securities	$12,176,888	$6,420,455	$1,226,589	$5,610,610
Cost of Investments in Affiliates	$1,675,877	$299,508	$153,354	$1,300,641
Cost of Foreign Currency Held	$40,034	$692	$4	$1,965
Proceeds Received on Short Sales	$3,203	$0	$0	$16,050
Cost or Premiums of Financial Derivative Instruments, net	$16,872	$(7,764)	$(389)	$(1,314)

* Includes repurchase agreements of:	$737	$0	$1,150	$3,763

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$2,293	$3,424,048	$6,238,337	$3,810,952	$952,551	$504,971
262,783	108,732	41,511	288,380	12,528	427

0	2,371	4,964	2,923	536	324
6	72,949	61,501	47,461	8,123	6,369
1	5,275	534	0	8	1,036
0	15,672	6,359	14,818	1,595	1,041
0	21,968	0	8,426	16,763	2,413
0	120,244	537,722	584,141	91,078	42,069
0	28,274	0	0	0	0
3,052	4,170	10,018	4,521	339	230
0	26,859	47,121	40,990	7,229	3,074
827	22	47	66	8	9
0	125	0	0	0	3
268,962	3,830,709	6,948,114	4,802,678	1,090,758	561,966

$0	$38,297	$21,414	$26,902	$38,408	$10,754
0	371,499	445,819	0	53,023	17,676
0	0	23,076	13,649	17,831	0

0	1,831	4,039	1,737	433	219
2	63,292	132,842	56,197	14,401	9,142
0	151,807	287,974	664,187	27,847	25,452
5,641	22	47	66	8	9
0	0	0	11,980	0	0
0	16,570	12,137	5,930	2,230	1,004
356	12,175	11,106	4,807	1,334	1,006
1	1,103	2,568	278	34	45
0	0	9,616	1,902	0	0
0	668	1,139	1,326	176	96
7	784	1,281	1,016	217	124
3	158	119	27	47	15
1	61	87	21	0	19
0	0	0	0	0	0
3	0	0	0	0	0
0	0	108	0	16	0
6,014	658,267	953,372	790,025	156,005	65,561

$262,948	$3,172,442	$5,994,742	$4,012,653	$934,753	$496,405

$269,849	$3,633,131	$6,068,432	$4,069,612	$1,021,580	$504,127
8	(218,682)	(30,480)	(1,073)	(51,472)	(1,404)
(979)	(281,490)	(8,475)	(43,720)	(29,100)	(5,849)
(5,930)	39,483	(34,735)	(12,166)	(6,255)	(469)
$262,948	$3,172,442	$5,994,742	$4,012,653	$934,753	$496,405

$2,293	$3,394,216	$6,186,118	$3,809,724	$951,064	$502,411
$268,729	$108,732	$41,511	$288,378	$12,528	$427
$0	$21,952	$0	$8,411	$16,761	$2,415
$0	$0	$22,523	$13,225	$17,308	$0
$(12)	$(270)	$1,525	$(7,244)	$(407)	$(266)

$2,293	$555	$3,006	$8,092	$1,322	$165

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Net Assets:
Institutional Class	$10,785,841	$5,202,428	$1,073,451	$6,357,631
Class P	692,672	320,881	239,216	73,235
Administrative Class	42,817	18,706	NA	6,932
Class D	749,988	359,379	1,165	87,291
Class A	352,876	560,021	3,709	86,321
Class B	NA	2,515	NA	NA
Class C	134,992	173,528	1,179	38,364
Class R	NA	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	1,120,227	463,619	94,236	625,438
Class P	71,942	28,596	21,001	7,205
Administrative Class	4,447	1,667	NA	682
Class D	77,894	32,026	102	8,587
Class A	36,650	49,907	326	8,492
Class B	NA	224	NA	NA
Class C	14,020	15,464	103	3,774
Class R	NA	NA	NA	NA

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.63	$11.22	$11.39	$10.16
Class P	9.63	11.22	11.39	10.16
Administrative Class	9.63	11.22	NA	10.16
Class D	9.63	11.22	11.39	10.16
Class A	9.63	11.22	11.39	10.16
Class B	NA	11.22	NA	NA
Class C	9.63	11.22	11.39	10.16
Class R	NA	NA	NA	NA

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$244,882	$2,102,889	$4,549,722	$3,817,536	$680,829	$371,545
167	126,907	542,337	45,202	2,950	23,471
NA	17,886	16,487	NA	207,738	4,193
14,594	604,883	431,594	42,435	43,236	NA
2,844	251,273	378,192	71,801	NA	72,327
NA	NA	245	NA	NA	273
461	68,604	52,656	29,999	NA	24,596
NA	NA	23,509	5,680	NA	NA

26,917	207,122	430,962	340,154	72,486	36,512
18	12,500	51,372	4,028	314	2,307
NA	1,762	1,562	NA	22,117	412
1,604	59,577	40,882	3,781	4,603	NA
313	24,749	35,823	6,398	NA	7,108
NA	NA	23	NA	NA	27
51	6,757	4,988	2,673	NA	2,417
NA	NA	2,227	506	NA	NA

$9.10	$10.15	$10.56	$11.22	$9.39	$10.17
9.10	10.15	10.56	11.22	9.39	10.17
NA	10.15	10.56	NA	9.39	10.17
9.10	10.15	10.56	11.22	9.39	NA
9.10	10.15	10.56	11.22	NA	10.17
NA	NA	10.56	NA	NA	10.17
9.10	10.15	10.56	11.22	NA	10.17
NA	NA	10.56	11.22	NA	NA

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Investment Income:
Interest, net of foreign taxes*	$360,625	$192,471	$28,857	$76,723
Dividends	0	0	0	0
Dividends from Investments in Affiliates	1,854	460	199	1,904
Miscellaneous income	0	0	0	21
Total Income	362,479	192,931	29,056	78,648

Expenses:
Investment advisory fees	31,674	16,046	4,730	15,136
Supervisory and administrative fees	33,610	14,814	2,655	13,691
Distribution and/or servicing fees - Administrative Class	62	32	0	10
Distribution and/or servicing fees - Class D	1,019	535	1	145
Distribution fees - Class B	0	13	0	0
Distribution fees - Class C	615	781	6	165
Distribution fees - Class R	0	0	0	0
Servicing fees - Class A	576	784	14	122
Servicing fees - Class B	0	4	0	0
Servicing fees - Class C	205	260	2	55
Servicing fees - Class R	0	0	0	0
Interest expense	78	22	1	21
Miscellaneous expense	0	0	0	0
Total Expenses	67,839	33,291	7,409	29,345
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	67,839	33,291	7,409	29,345

Net Investment Income	294,640	159,640	21,647	49,303

Net Realized Gain (Loss):
Investments in securities	(25,287)	12,860	(12,020)	(51,237)
Investments in Affiliates	73	9	1	163
Exchange-traded or centrally cleared financial derivative instruments	(1,960)	444	(3,894)	(1,491)
Over the counter financial derivative instruments	(78,369)	23,765	(6,142)	(106,667)
Foreign currency	(31,108)	950	57	(1,139)
Net Realized Gain (Loss)	(136,651)	38,028	(21,998)	(160,371)

Net Change in Unrealized Appreciation (Depreciation)
Investments in securities	(1,303,305)	(582,946)	(59,849)	(93,223)
Investments in Affiliates	86	11	7	172
Exchange-traded or centrally cleared financial derivative instruments	(1,315)	264	(851)	2,449
Over the counter financial derivative instruments	(230,700)	(56,646)	(1,303)	(1,729)
Foreign currency assets and liabilities	2,004	(792)	29	166
Net Change in Unrealized Appreciation (Depreciation)	(1,533,230)	(640,109)	(61,967)	(92,165)
Net (Loss)	(1,669,881)	(602,081)	(83,965)	(252,536)

Net (Decrease) in Net Assets Resulting from Operations	$(1,375,241)	$(442,441)	$(62,318)	$(203,233)

* Foreign tax withholdings	$3,141	$0	$5	$69

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$1	$70,733	$91,282	$67,412	$15,256	$7,180
0	81	91	152	21	23
2,662	316	433	1,029	68	60
0	0	0	2	1	1
2,663	71,130	91,806	68,595	15,346	7,264

359	5,548	7,427	9,887	1,236	673
250	6,404	8,369	7,593	1,523	873
0	24	22	0	275	6
9	837	532	68	63	0
0	0	1	0	0	1
1	290	207	129	0	102
0	0	29	8	0	0
2	367	486	128	0	98
0	0	1	0	0	0
1	97	69	43	0	34
0	0	29	8	0	0
0	235	233	17	30	21
3	0	0	0	0	0
625	13,802	17,405	17,881	3,127	1,808
(550)	0	0	0	0	0
75	13,802	17,405	17,881	3,127	1,808

2,588	57,328	74,401	50,714	12,219	5,456

0	(80,633)	(75,316)	(22,476)	(11,678)	(9,089)
(986)	40	87	(168)	9	20
0	(28,792)	(14,581)	(10,865)	(9,434)	(3,573)
8	(122,124)	133,447	(17,711)	7,939	10,581
0	(42,748)	(96,343)	(16,939)	(9,380)	(5,798)
(978)	(274,257)	(52,706)	(68,159)	(22,544)	(7,859)

0	(40,188)	(62,418)	(84,988)	(10,319)	(7,867)
(5,916)	(71)	(75)	69	(10)	(10)
0	(647)	(19,595)	(3,871)	(1,149)	(1,695)
16	125,452	(141,884)	770	(11,364)	(8,546)
0	25,628	76,675	(12,193)	6,194	5,151
(5,900)	110,174	(147,297)	(100,213)	(16,648)	(12,967)
(6,878)	(164,083)	(200,003)	(168,372)	(39,192)	(20,826)

$(4,290)	$(106,755)	$(125,602)	$(117,658)	$(26,973)	$(15,370)

$0	$0	$0	$0	$0	$1

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Statements of Changes in Net Assets

	PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency Fund

	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

(Amounts in thousands)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$294,640	$575,254	$159,640	$314,864	$21,647	$32,858	$49,303	$104,804
Net realized gain (loss)	(136,651)	402,010	38,028	290,000	(21,998)	31,867	(160,371)	151,119
Net change in unrealized appreciation (depreciation)	(1,533,230)	(50,556)	(640,109)	97,406	(61,967)	20,331	(92,165)	(73,986)
Net increase (decrease) resulting from operations	(1,375,241)	926,708	(442,441)	702,270	(62,318)	85,056	(203,233)	181,937

Distributions to Shareholders:
From net investment income
Institutional Class	(269,841)	(655,496)	(135,598)	(286,159)	(17,580)	(28,142)	(48,261)	(138,918)
Class P	(22,504)	(60,489)	(9,093)	(20,419)	(4,156)	(5,484)	(610)	(1,961)
Administrative Class	(1,086)	(2,371)	(594)	(1,541)	0	0	(50)	(287)
Class D	(17,130)	(44,588)	(9,687)	(21,833)	(19)	(18)	(645)	(2,528)
Class A	(9,685)	(26,405)	(14,226)	(38,257)	(174)	(151)	(544)	(2,178)
Class B	0	0	(65)	(232)	0	0	0	0
Class C	(2,831)	(8,651)	(3,942)	(8,763)	(18)	(15)	(80)	(541)
Class R	0	0	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(4,139)	0	(6,181)	0	0
Class P	0	0	0	(320)	0	(950)	0	0
Administrative Class	0	0	0	(28)	0	0	0	0
Class D	0	0	0	(353)	0	(5)	0	0
Class A	0	0	0	(673)	0	(50)	0	0
Class B	0	0	0	(4)	0	0	0	0
Class C	0	0	0	(166)	0	(5)	0	0
Class R	0	0	0	0	0	0	0	0

Total Distributions	(323,077)	(798,000)	(173,205)	(382,887)	(21,947)	(41,001)	(50,190)	(146,413)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(524,894)	2,570,671	(312,673)	879,247	175,099	804,770	93,748	276,972

Total Increase (Decrease) in Net Assets	(2,223,212)	2,699,379	(928,319)	1,198,630	90,834	848,825	(159,675)	312,496

Net Assets:
Beginning of period	14,982,398	12,283,019	7,565,777	6,367,147	1,227,886	379,061	6,809,449	6,496,953
End of period*	$12,759,186	$14,982,398	$6,637,458	$7,565,777	$1,318,720	$1,227,886	$6,649,774	$6,809,449

*Including undistributed (overdistributed) net investment income of:	$(52,975)	$(24,538)	$15,529	$29,094	$611	$911	$9,465	$10,352

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Full Spectrum Bond Fund		PIMCO Foreign Bond Fund (Unhedged)		PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		PIMCO Global Advantage® Strategy Bond Fund

Six Months Ended September 30, 2013 (Unaudited)	Period from February 25, 2013 to March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

$2,588	$17	$57,328	$133,609	$74,401	$142,904	$50,714	$91,635
(978)	0	(274,257)	55,328	(52,706)	358,788	(68,159)	145,255
(5,900)	(30)	110,174	(93,906)	(147,297)	14,454	(100,213)	(40,182)
(4,290)	(13)	(106,755)	95,031	(125,602)	516,146	(117,658)	196,708

(2,406)	(14)	(37,969)	(128,931)	(52,102)	(166,332)	(52,970)	(91,642)
(12)	(0)^	(1,727)	(5,676)	(6,034)	(27,780)	(647)	(1,210)
0	0	(206)	(612)	(178)	(782)	0	0
(132)	(2)	(6,602)	(19,273)	(4,094)	(14,540)	(508)	(1,396)
(24)	(0)^	(2,897)	(11,881)	(3,733)	(16,494)	(980)	(2,457)
0	0	0	0	(2)	(20)	0	0
(6)	(0)^	(475)	(2,179)	(323)	(1,664)	(193)	(328)
0	0	0	0	(194)	(774)	(51)	(92)

0	0	0	(120,317)	0	(159,138)	0	(48,511)
0	0	0	(5,350)	0	(27,947)	0	(633)
0	0	0	(630)	0	(632)	0	0
0	0	0	(20,277)	0	(15,531)	0	(827)
0	0	0	(12,251)	0	(16,680)	0	(1,507)
0	0	0	0	0	(22)	0	0
0	0	0	(3,004)	0	(2,155)	0	(385)
0	0	0	0	0	(931)	0	(69)

(2,580)	(16)	(49,876)	(330,381)	(66,660)	(451,422)	(55,349)	(149,057)

264,496	5,351	(1,808,272)	587,908	456,772	1,230,648	(1,039,791)	817,176

257,626	5,322	(1,964,903)	352,558	264,510	1,295,372	(1,212,798)	864,827

5,322	0	5,137,345	4,784,787	5,730,232	4,434,860	5,225,451	4,360,624
$262,948	$5,322	$3,172,442	$5,137,345	$5,994,742	$5,730,232	$4,012,653	$5,225,451

$8	$0	$(218,682)	$(226,134)	$(30,480)	$(38,221)	$(1,073)	$3,562

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Statements of Changes in Net Assets (Cont.)

	PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$12,219	$32,457	$5,456	$9,829
Net realized gain (loss)	(22,544)	12,063	(7,859)	19,116
Net change in unrealized appreciation (depreciation)	(16,648)	5,932	(12,967)	7,418
Net increase (decrease) resulting from operations	(26,973)	50,452	(15,370)	36,363

Distributions to Shareholders:
From net investment income
Institutional Class	(8,555)	(40,110)	(4,034)	(12,575)
Class P	(41)	(108)	(219)	(653)
Administrative Class	(2,360)	(10,810)	(38)	(73)
Class D	(504)	(2,673)	0	0
Class A	0	0	(642)	(2,098)
Class B	0	0	(1)	(11)
Class C	0	0	(121)	(600)
From net realized capital gains
Institutional Class	0	(24,595)	0	(12,150)
Class P	0	(86)	0	(622)
Administrative Class	0	(7,234)	0	(69)
Class D	0	(1,867)	0	0
Class A	0	0	0	(1,992)
Class B	0	0	0	(13)
Class C	0	0	0	(780)

Total Distributions	(11,460)	(87,483)	(5,055)	(31,636)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(114,097)	(58,041)	(71,588)	256,084

Total Increase (Decrease) in Net Assets	(152,530)	(95,072)	(92,013)	260,811

Net Assets:
Beginning of period	1,087,283	1,182,355	588,418	327,607
End of period*	$934,753	$1,087,283	$496,405	$588,418

*Including (overdistributed) net investment income of:	$(51,472)	$(52,231)	$(1,404)	$(1,805)

**	See note 12 in the Notes to Financial Statements.

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Local Bond Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.0%

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$500	$512
Qtel International Finance Ltd.
6.500% due 06/10/2014		3,100	3,224

Total Bermuda (Cost $3,694)			3,736

BRAZIL 9.4%

CORPORATE BONDS & NOTES 1.5%
Banco Bradesco S.A.
2.363% due 05/16/2014		$4,100	4,122
Banco do Brasil S.A.
2.963% due 07/02/2014		6,900	6,959
4.500% due 01/22/2015		9,960	10,358
Banco Santander Brasil S.A.
2.352% due 03/18/2014		54,250	54,196
Banco Votorantim Ltd.
3.248% due 03/28/2014		11,900	11,896
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	3,733
CSN Islands Corp.
9.750% due 12/16/2013		$200	203
Petrobras Global Finance BV
1.884% due 05/20/2016		18,600	18,553
2.000% due 05/20/2016		10,100	10,062
2.408% due 01/15/2019		17,900	17,605
Petrobras International Finance Co.
2.875% due 02/06/2015		45,400	46,175
3.875% due 01/27/2016		2,000	2,074

			185,936

SOVEREIGN ISSUES 7.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2014	BRL	1,000	441
0.000% due 01/01/2017		531,000	168,236
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		1,049,544	458,708
10.000% due 01/01/2021		663,220	277,868
10.000% due 01/01/2023		250,057	102,984

			1,008,237

Total Brazil (Cost $1,368,021)			1,194,173

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.506% due 10/20/2020		$10,008	9,890
Hyundai Capital Auto Funding Ltd.
1.179% due 09/20/2016		3,913	3,873

			13,763

CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
3.125% due 11/16/2015		1,800	1,872

Total Cayman Islands (Cost $15,574)			15,635

CHILE 0.3%

CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
2.265% due 02/14/2014		$15,000	15,052

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 09/22/2015		$5,300	$5,518

			20,570

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,616,372	3,832
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		692,731	1,409
3.000% due 07/01/2018		1,293,098	2,648
3.000% due 10/01/2018		34,637	71

			7,960

Total Chile (Cost $26,659)			28,530

COLOMBIA 3.5%

CORPORATE BONDS & NOTES 0.3%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	77,976,000	42,913

SOVEREIGN ISSUES 3.2%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	14,877
Colombia Government International Bond
7.750% due 04/14/2021		12,260,000	7,317
8.250% due 12/22/2014		$3,730	4,035
9.850% due 06/28/2027	COP	69,409,000	47,807
12.000% due 10/22/2015		175,978,000	105,769
Colombian TES
5.000% due 11/21/2018		186,868,400	94,204
6.000% due 04/28/2028		62,021,000	28,937
7.000% due 05/04/2022		123,585,900	65,473
7.500% due 08/26/2026		83,042,000	43,649
10.000% due 07/24/2024		1,000,000	653

			412,721

Total Colombia (Cost $492,063)			455,634

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,992

Total France (Cost $1,950)			1,992

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,160
CNPC General Capital Ltd.
1.450% due 04/16/2016		22,400	22,344

Total Hong Kong (Cost $36,637)			36,504

HUNGARY 0.5%

SOVEREIGN ISSUES 0.5%
Hungary Government International Bond
5.500% due 02/12/2014	HUF	730,040	3,346
5.500% due 02/12/2016		6,319,600	29,557
6.500% due 06/24/2019		620,000	2,998
6.750% due 11/24/2017		478,000	2,326
7.500% due 11/12/2020		4,270,000	21,794

Total Hungary (Cost $63,313)			60,021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of India
4.375% due 02/02/2015		$900	$920
4.400% due 04/21/2015		2,400	2,463
ICICI Bank Ltd.
2.012% due 02/24/2014		7,800	7,811
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		17,100	17,560
State Bank of India
4.500% due 07/27/2015		1,000	1,029

Total India (Cost $29,849)			29,783

INDONESIA 5.5%

SOVEREIGN ISSUES 5.5%
Indonesia Government International Bond
6.375% due 04/15/2042	IDR	454,596,000	29,050
6.625% due 05/15/2033		4,293,000	295
6.750% due 03/10/2014		$2,440	2,496
7.000% due 05/15/2022	IDR	11,000,000	862
7.250% due 04/20/2015		$16,595	17,881
7.375% due 09/15/2016	IDR	74,741,000	6,414
8.250% due 07/15/2021		355,000,000	30,230
8.250% due 06/15/2032		1,519,720,000	122,669
8.375% due 09/15/2026		692,918,000	57,786
9.500% due 07/15/2023		112,807,000	10,260
9.500% due 07/15/2031		862,533,000	77,817
9.500% due 05/15/2041		333,047,000	29,934
10.000% due 09/15/2024		268,000,000	25,139
10.000% due 02/15/2028		633,396,000	59,580
10.375% due 05/04/2014		$12,000	12,630
10.500% due 08/15/2030	IDR	1,046,563,000	102,445
10.500% due 07/15/2038		295,238,000	28,907
11.000% due 11/15/2020		618,548,000	61,147
11.000% due 09/15/2025		164,074,000	16,458
11.500% due 09/15/2019		46,330,000	4,617
12.800% due 06/15/2021		1,980,000	213

Total Indonesia (Cost $911,655)			696,830

IRELAND 2.6%

CORPORATE BONDS & NOTES 2.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$120,620	123,334
Novatek OAO via Novatek Finance Ltd.
7.750% due 02/21/2017	RUB	2,898,300	89,202
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019		3,731,100	116,073
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	212

Total Ireland (Cost $340,428)			328,821

KAZAKHSTAN 0.2%

CORPORATE BONDS & NOTES 0.2%
KazMunayGas National Co. JSC
11.750% due 01/23/2015		$300	336
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		22,016	22,566

Total Kazakhstan (Cost $22,691)			22,902

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 3.9%

CORPORATE BONDS & NOTES 3.9%
ArcelorMittal
4.250% due 02/25/2015		$7,500	$7,706
Gazprom OAO Via Gaz Capital S.A.
5.030% due 02/25/2014	EUR	250	344
5.092% due 11/29/2015		$3,200	3,398
8.125% due 07/31/2014		54,320	57,569
8.125% due 02/04/2015	EUR	1,700	2,504
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		$24,480	24,928
8.625% due 02/17/2017	RUB	1,482,800	46,015
8.700% due 03/17/2016		6,508,500	203,819
9.000% due 06/11/2014		$9,410	9,902
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		41,900	44,598
7.000% due 01/31/2016	RUB	2,617,000	81,006
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		$14,500	15,173

Total Luxembourg (Cost $519,034)			496,962

MALAYSIA 7.4%

CORPORATE BONDS & NOTES 0.0%
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		$1,000	1,030

SOVEREIGN ISSUES 7.4%
Malaysia Government Bond
3.260% due 03/01/2018	MYR	416,870	126,372
3.314% due 10/31/2017		78,601	23,940
3.418% due 08/15/2022		777,268	231,980
3.434% due 08/15/2014		500	154
3.480% due 03/15/2023		100,010	29,963
3.492% due 03/31/2020		656,370	198,806
3.580% due 09/28/2018		273,901	83,911
3.814% due 02/15/2017		51,000	15,797
3.892% due 03/15/2027		35,000	10,460
4.012% due 09/15/2017		67,301	20,986
4.160% due 07/15/2021		85,052	26,783
4.262% due 09/15/2016		295,638	92,828
4.378% due 11/29/2019		243,980	77,725
4.392% due 04/15/2026		6,700	2,122

			941,827

Total Malaysia (Cost $1,024,346)			942,857

		SHARES
MEXICO 9.2%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.4%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	207
6.450% due 12/05/2022	MXN	518,000	37,245
Hipotecaria Su Casita S.A. de C.V.
6.040% due 06/28/2018 ^		77,488	295
Petroleos Mexicanos
4.875% due 03/15/2015		$5,272	5,562
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		1,500	1,588
8.750% due 01/31/2016	MXN	45,300	3,783
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		76,200	926

			49,606

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.8%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	2,055,000	$160,130
6.250% due 06/16/2016		1,702,819	137,275
6.500% due 06/10/2021		659,200	52,926
6.500% due 06/09/2022		515,300	40,859
7.750% due 12/14/2017		1,819,600	155,531
7.750% due 05/29/2031		2,395,060	198,486
8.000% due 12/19/2013		180,000	13,894
8.000% due 12/17/2015		53,100	4,407
8.000% due 06/11/2020		1,410,870	123,213
8.500% due 12/13/2018		2,291,267	203,027
8.500% due 05/31/2029		272,070	24,317
9.500% due 12/18/2014		141,263	11,544
10.000% due 12/05/2024		17	2

			1,125,611

Total Mexico (Cost $1,192,241)			1,175,218

NETHERLANDS 0.9%

ASSET-BACKED SECURITIES 0.0%
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	319	429

CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$44,010	45,880
10.500% due 03/25/2014		57,692	60,505
Volkswagen International Finance NV
0.858% due 04/01/2014		5,900	5,914
Waha Aerospace BV
3.925% due 07/28/2020		70	74

			112,373

Total Netherlands (Cost $112,132)			112,802

NIGERIA 1.9%

SOVEREIGN ISSUES 1.9%
Nigeria Government Bond
4.000% due 04/23/2015	NGN	507,800	2,761
7.000% due 10/23/2019		2,279,100	10,595
10.700% due 05/30/2018		554,800	3,151
15.100% due 04/27/2017		6,539,170	42,708
16.000% due 06/29/2019		12,767,900	87,861
16.390% due 01/27/2022		13,663,450	98,048

Total Nigeria (Cost $260,338)			245,124

PANAMA 0.5%

SOVEREIGN ISSUES 0.5%
Panama Government International Bond
7.250% due 03/15/2015		$60,470	65,761

Total Panama (Cost $65,571)			65,761

PERU 2.6%

SOVEREIGN ISSUES 2.6%
Peru Government International Bond
6.850% due 02/12/2042	PEN	38,000	14,110
6.900% due 08/12/2037		78,930	29,633
6.950% due 08/12/2031		179,445	68,685
7.840% due 08/12/2020		236,570	98,544
8.200% due 08/12/2026		18,630	8,155
9.875% due 02/06/2015		$3,250	3,624
9.910% due 05/05/2015	PEN	261,599	102,788

Total Peru (Cost $339,043)			325,539

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 0.5%

SOVEREIGN ISSUES 0.5%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	$39,014
4.950% due 01/15/2021		1,006,000	25,011

Total Philippines (Cost $63,794)			64,025

POLAND 9.3%

SOVEREIGN ISSUES 9.3%
Poland Government International Bond
2.710% due 01/25/2015	PLN	43,920	14,071
4.000% due 10/25/2023		24,800	7,649
4.750% due 10/25/2016		276,100	92,011
5.000% due 04/25/2016		300,400	100,282
5.250% due 01/15/2014		$990	1,003
5.250% due 10/25/2017	PLN	564,990	191,415
5.250% due 10/25/2020		148,200	50,340
5.500% due 04/25/2015		343,640	114,155
5.500% due 10/25/2019		1,174,540	404,388
5.750% due 10/25/2021		363,867	127,703
5.750% due 09/23/2022		184,933	64,895
6.250% due 10/24/2015		56,790	19,287

Total Poland (Cost $1,156,381)			1,187,199

QATAR 0.3%

CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$665	708
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		16,450	17,191
5.832% due 09/30/2016		1,008	1,071

			18,970

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		5,200	5,408
5.150% due 04/09/2014		7,150	7,329

			12,737

Total Qatar (Cost $31,248)			31,707

ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%
Romania Government Bond
5.750% due 01/27/2016	RON	72,900	22,963
5.800% due 10/26/2015		30,400	9,573
5.900% due 07/26/2017		22,100	7,078
5.950% due 06/11/2021		54,500	17,429
6.750% due 06/11/2017		12,800	4,213

Total Romania (Cost $59,982)			61,256

RUSSIA 3.3%

CORPORATE BONDS & NOTES 0.6%
ALROSA Finance S.A.
8.875% due 11/17/2014		$1,500	1,619
VimpelCom Holdings BV
4.248% due 06/29/2014		38,800	39,030
9.000% due 02/13/2018	RUB	1,232,000	38,251

			78,900

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.7%
Russia Government International Bond
3.625% due 04/29/2015		$39,600	$41,243
7.050% due 01/19/2028	RUB	1,954,000	57,441
7.500% due 02/27/2019		1,192,200	38,000
7.600% due 04/14/2021		2,809,400	89,654
7.600% due 07/20/2022		3,869,600	122,830

			349,168

Total Russia (Cost $454,030)			428,068

SOUTH AFRICA 12.5%

SOVEREIGN ISSUES 12.5%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	190,200	14,333
6.500% due 02/28/2041		237,000	17,802
6.750% due 03/31/2021		1,739,900	167,094
7.000% due 02/28/2031		724,900	62,153
7.250% due 01/15/2020		4,237,960	421,977
7.750% due 02/28/2023		146,600	14,707
8.000% due 12/21/2018		2,946,670	306,318
8.250% due 09/15/2017		3,723,370	389,388
10.500% due 12/21/2026		1,659,400	199,160

Total South Africa (Cost $2,009,141)			1,592,932

SOUTH KOREA 0.6%

CORPORATE BONDS & NOTES 0.6%
Export-Import Bank of Korea
1.104% due 09/17/2016		$7,700	7,705
2.050% due 03/21/2015		8,600	8,614
5.875% due 01/14/2015		2,100	2,227
Korea Development Bank
0.462% due 04/03/2014	EUR	4,500	6,091
0.900% due 02/20/2015		$32,800	32,563
0.964% due 08/20/2015		8,700	8,700
Korea Electric Power Corp.
3.000% due 10/05/2015		9,200	9,509
5.500% due 07/21/2014		3,400	3,530
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,100	1,139

Total South Korea (Cost $80,043)			80,078

SPAIN 0.4%

SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	13,000	18,050
4.305% due 03/06/2014		10,000	13,715
Junta de Castilla y Leon
6.270% due 02/19/2018		3,400	5,080
6.505% due 03/01/2019		3,200	4,840
Xunta de Galicia
5.763% due 04/03/2017		2,300	3,342
6.131% due 04/03/2018		3,100	4,639

Total Spain (Cost $45,471)			49,666

SRI LANKA 0.0%

SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$4,300	4,451

Total Sri Lanka (Cost $4,526)			4,451

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THAILAND 0.7%

SOVEREIGN ISSUES 0.7%
Thailand Government Bond
2.800% due 10/10/2017	THB	567,000	$17,802
3.125% due 12/11/2015		979,681	31,431
3.450% due 03/08/2019		45,300	1,441
3.580% due 12/17/2027		284,200	8,573
3.875% due 06/13/2019		165,230	5,376
5.125% due 03/13/2018		444,630	15,189
5.625% due 01/12/2019		154,000	5,430
6.150% due 07/07/2026		118,000	4,526

Total Thailand (Cost $88,733)			89,768

TURKEY 3.3%

SOVEREIGN ISSUES 3.3%
Turkey Government International Bond
3.000% due 01/06/2021 (c)	TRY	148,880	73,642
3.000% due 07/21/2021 (c)		150,507	74,171
3.000% due 02/23/2022 (c)		164,723	80,892
4.000% due 04/01/2020 (c)		126,597	66,712
7.100% due 03/08/2023		111,300	48,624
8.000% due 10/09/2013		93,400	46,311
10.500% due 01/15/2020		49,630	26,399
11.000% due 08/06/2014		7,300	3,702

Total Turkey (Cost $503,115)			420,453

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
HBOS PLC
0.959% due 09/06/2017		$2,500	2,386
Mitchells & Butlers Finance PLC
0.967% due 12/15/2028	GBP	446	650

Total United Kingdom (Cost $2,826)			3,036

UNITED STATES 1.6%

ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.449% due 04/25/2036		$3,536	3,100
Citibank Omni Master Trust
4.900% due 11/15/2018		4,128	4,323
Countrywide Asset-Backed Certificates
0.279% due 05/25/2047		52	52
Credit-Based Asset Servicing and Securitization LLC
0.299% due 07/25/2037		28	16
HSI Asset Securitization Corp. Trust
0.469% due 11/25/2035		1,380	1,114
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		352	181
SLM Student Loan Trust
0.364% due 01/25/2040	EUR	2,400	2,794

			11,580

CORPORATE BONDS & NOTES 1.2%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,824
Ally Financial, Inc.
3.465% due 02/11/2014		13,600	13,720
4.625% due 06/26/2015		32,010	33,132
6.750% due 12/01/2014		400	421
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	$833	$837
Bank of America N.A.
0.534% due 06/15/2016	12,000	11,748
CIT Group, Inc.
5.250% due 04/01/2014	18,000	18,337
Comcast Corp.
5.300% due 01/15/2014	985	999
Ford Motor Credit Co. LLC
1.516% due 05/09/2016	4,800	4,868
2.750% due 05/15/2015	4,750	4,861
8.000% due 06/01/2014	1,100	1,151
General Motors Financial Co., Inc.
2.750% due 05/15/2016	3,700	3,698
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016	1,000	989
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015	600	604
PepsiCo, Inc.
0.472% due 02/26/2016	2,000	2,002
SABMiller Holdings, Inc.
1.850% due 01/15/2015	11,962	12,115
SLM Corp.
5.375% due 05/15/2014	600	613
Verizon Communications, Inc.
1.782% due 09/15/2016	22,900	23,597
Wachovia Bank N.A.
0.646% due 11/03/2014	1,403	1,406
Wachovia Corp.
0.638% due 10/15/2016	2,400	2,375

		147,418

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
2.871% due 03/20/2036	204	182
Banc of America Large Loan Trust
2.482% due 11/15/2015	8,482	8,499
BCAP LLC Trust
0.349% due 01/25/2037 ^	715	506
Bear Stearns Adjustable Rate Mortgage Trust
2.420% due 02/25/2036 ^	344	231
2.575% due 01/25/2035	35	33
Bear Stearns Alt-A Trust
2.540% due 08/25/2036 ^	529	218
2.735% due 09/25/2035	64	53
Citigroup Mortgage Loan Trust, Inc.
2.569% due 07/25/2046 ^	188	147
2.829% due 03/25/2034	47	47
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	273	220
Countrywide Home Loan Mortgage Pass-Through Trust
2.797% due 09/25/2047 ^	117	96
GSR Mortgage Loan Trust
2.636% due 11/25/2035	235	202
Harborview Mortgage Loan Trust
0.520% due 06/20/2035	1,277	1,170
5.126% due 08/19/2036 ^	82	68
HomeBanc Mortgage Trust
5.477% due 04/25/2037 ^	318	252
Luminent Mortgage Trust
0.359% due 12/25/2036	117	79
MASTR Alternative Loan Trust
0.579% due 03/25/2036	122	26
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036	65	59

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
3.748% due 02/25/2036 ^	$238	$162
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^	291	134
Sequoia Mortgage Trust
2.467% due 01/20/2047 ^	110	94
Structured Adjustable Rate Mortgage Loan Trust
5.276% due 03/25/2036 ^	213	179
WaMu Mortgage Pass-Through Certificates
2.072% due 01/25/2037 ^	206	165
2.136% due 04/25/2037	139	109
2.350% due 12/25/2036 ^	128	108
2.382% due 09/25/2036 ^	218	187
Wells Fargo Mortgage-Backed Securities Trust
0.679% due 07/25/2037	268	226

		13,452

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/01/2027 - 12/01/2039	406	438

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.250% due 04/30/2014	3,500	3,504
0.250% due 05/31/2014	23,432	23,458
1.250% due 04/15/2014	40	40

		27,002

Total United States (Cost $197,419)		199,890

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
Rosneft Finance S.A.
6.250% due 02/02/2015	$5,600	5,950

Total Virgin Islands (British) (Cost $5,831)		5,950

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 10/11/2013		$67,000	$66,971

COMMERCIAL PAPER 0.8%
Ford Motor Credit Co. LLC
1.021% due 01/06/2014		4,700	4,694
Santander S.A.
3.100% due 10/01/2013		19,900	19,900
SB Securities S.A.
1.014% due 12/27/2013		7,000	6,977
Standard Chartered Bank
0.950% due 10/01/2013		26,800	26,800
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013		38,910	38,904

			97,275

REPURCHASE AGREEMENTS (d) 0.0%
			737

SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
0.043% due 12/26/2013		41,841	41,840
0.046% due 12/26/2013		14,991	14,991

			56,831

JAPAN TREASURY BILLS 0.3%
0.090% due 10/28/2013	JPY	3,910,000	39,776

MEXICO TREASURY BILLS 0.6%
3.927% due 10/03/2013 - 11/14/2013 (b)	MXN	981,600	74,934

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 2.4%
0.022% due 12/05/2013 - 04/03/2014 (b)(g)	$308,417	$308,412

Total Short-Term Instruments (Cost $649,109)		644,936

Total Investments in Securities (Cost $12,176,888)		11,102,239

	SHARES
INVESTMENTS IN AFFILIATES 13.1%

SHORT-TERM INSTRUMENTS 13.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.1%
PIMCO Short-Term Floating NAV Portfolio	104,339,374	1,044,124
PIMCO Short-Term Floating NAV Portfolio III	63,220,586	631,953

Total Short-Term Instruments (Cost $1,675,877)		1,676,077

Total Investments in Affiliates (Cost $1,675,877)		1,676,077

Total Investments 100.1% (Cost $13,852,765)		$12,778,316

Financial Derivative Instruments (e)(f) (1.2%)
(Cost or Premiums, net $16,872)		(153,590)

Other Assets and Liabilities, net 1.1%		134,460

Net Assets 100.0%		$12,759,186

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$737	Fannie Mae 2.200% due 10/17/2022	$(756)	$737	$737

Total Repurchase Agreements						$(756)	$737	$737

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $5,094 at a weighted average interest rate of 1.733%.

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	10/01/2043	$3,000	$(3,203)	$(3,235)

Total Short Sales				$(3,203)	$(3,235)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$737	$0	$0	$0	$737	$ (756)	$(19)

Master Securities Forward Transactions Agreement
GSC	0	0	0	(3,235)	(3,235)	0	(3,235)

Total Borrowings and Other Financing Transactions	$737	$0	$0	$(3,235)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	$81,450	$764	$175	$0	$(33)
Pay	3-Month USD-LIBOR	2.650%	07/31/2023	2,000	(8)	5	1	0
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	18,000	(557)	(686)	11	0

					$199	$(506)	$12	$(33)

Total Swap Agreements					$199	$(506)	$12	$(33)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

Cash of $1,789 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$12	$12	$0	$0	$(33)	$(33)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		COP	542,598	$		280	$0	$(3)
	10/2013		MYR	672			210	4	0
	10/2013		THB	10,322			330	0	0
	10/2013	$		4,165		COP	7,925,995	0	(16)
	10/2013			3,946		IDR	42,103,820	0	(322)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013	$		20,464		PEN	56,633	$3	$(137)
	10/2013			3,946		TRY	7,695	0	(142)
	10/2013			3,946		ZAR	39,526	0	(13)
	12/2013			13,717		MXN	181,503	64	0
	04/2014		PEN	53,808	$		19,074	171	0

BPS	10/2013		BRL	11,899			5,000	0	(369)
	10/2013		IDR	79,326,421			6,977	149	0
	10/2013		PEN	55,139			21,287	1,493	0
	10/2013	$		5,336		BRL	11,899	33	0
	10/2013			21,028		TRY	40,745	0	(886)
	12/2013			6,844		IDR	79,326,421	0	(127)

BRC	10/2013		BRL	44,467	$		19,346	0	(718)
	10/2013		CNY	165,108			26,983	44	0
	10/2013		COP	29,662,740			15,165	0	(367)
	10/2013		IDR	1,403,303,310			123,174	2,394	0
	10/2013		INR	1,941,485			32,030	1,173	0
	10/2013		JPY	3,910,000			40,237	453	0
	10/2013		MYR	330,403			100,806	346	(820)
	10/2013		RUB	1,234,319			37,981	193	(274)
	10/2013		TRY	182,402			92,607	2,527	(89)
	10/2013	$		19,956		BRL	44,467	107	0
	10/2013			90,767		CNY	558,578	369	0
	10/2013			28,499		IDR	313,226,995	0	(1,456)
	10/2013			91,127		INR	5,476,747	0	(4,083)
	10/2013			10,070		KRW	11,230,568	366	0
	10/2013			12,060		MYR	39,324	6	(12)
	10/2013			17,808		PHP	776,431	47	0
	10/2013			137,455		RUB	4,446,871	0	(327)
	10/2013			371,393		THB	11,585,067	657	(2,020)
	10/2013			46,434		TRY	91,152	0	(1,374)
	10/2013			31,414		ZAR	322,349	766	(107)
	10/2013		ZAR	240,802	$		23,589	0	(371)
	11/2013		BRL	20,232			9,039	0	(19)
	11/2013		HUF	4,034,225			17,933	0	(362)
	11/2013		IDR	159,890,353			13,828	138	0
	11/2013		PLN	111,079			34,390	0	(1,091)
	11/2013	$		195,621		HUF	44,218,470	4,975	(62)
	11/2013			57,273		IDR	656,921,970	0	(1,025)
	11/2013			97,616		PLN	318,657	4,170	0
	11/2013			11,037		RON	36,978	161	0
	12/2013		IDR	44,529,163	$		3,873	102	0
	12/2013		MXN	140,054			11,025	391	0
	12/2013		TRY	2,315			1,164	31	0
	12/2013	$		56,901		IDR	656,921,970	0	(1,273)
	12/2013			51,997		MXN	684,000	0	(62)
	12/2013			6,685		TRY	13,788	58	0
	01/2014		CNY	558,578	$		90,656	0	(63)
	01/2014		IDR	44,529,163			3,819	90	0
	01/2014		INR	388,999			6,017	0	(2)
	01/2014		PHP	776,431			17,798	0	(107)
	01/2014		THB	234,179			7,426	0	(15)
	01/2014	$		26,880		CNY	165,108	0	(64)
	01/2014			6,138		INR	402,469	90	0
	01/2014			90,643		MYR	299,674	767	(21)
	01/2014			250		THB	7,971	3	0
	01/2014			7,070		ZAR	72,060	0	(5)

CBK	10/2013		INR	275,596	$		4,370	0	(10)
	10/2013		MYR	101,896			31,812	606	(29)
	10/2013		RUB	1,458,601			44,044	22	(957)
	10/2013		THB	3,000,000			92,223	0	(3,598)
	10/2013		TRY	1,996			1,010	23	0
	10/2013	$		15,789		COP	29,934,718	13	(126)
	10/2013			262,134		MYR	842,149	318	(4,301)
	10/2013			3,800		PEN	10,583	0	(1)
	10/2013			12,978		RUB	430,298	292	0
	10/2013			72,143		THB	2,270,601	397	(16)
	10/2013			1,139		TRY	2,205	0	(49)
	10/2013			698		ZAR	6,849	0	(17)
	11/2013		PLN	47,999	$		15,000	0	(332)
	11/2013	$		1,455		PLN	4,587	10	0

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2013	$		518		RON	1,734	$7	$0
	12/2013		MXN	5,169	$		402	9	0
	01/2014		INR	528,622			8,183	3	0
	01/2014	$		10,801		INR	703,901	91	0
	01/2014			91,380		THB	3,000,000	3,945	0

DUB	10/2013		BRL	24,471	$		10,714	0	(327)
	10/2013		CNY	518,040			83,454	0	(1,068)
	10/2013		COP	5,560,320			2,896	0	(16)
	10/2013		IDR	719,824,553			63,147	1,193	0
	10/2013		INR	1,865,804			30,802	1,148	0
	10/2013		MXN	750,000			59,505	2,211	0
	10/2013		MYR	31,308			9,767	169	0
	10/2013		PEN	105,257			40,440	2,654	0
	10/2013		RUB	3,100,325			95,854	560	(310)
	10/2013		THB	8,022,700			251,672	0	(4,575)
	10/2013		TRY	73,097			37,905	1,823	(53)
	10/2013	$		10,973		BRL	24,471	68	0
	10/2013			2,082		CNY	12,868	17	0
	10/2013			62,487		EUR	46,287	132	0
	10/2013			1,714		INR	109,199	22	0
	10/2013			4,519		MYR	14,955	65	0
	10/2013			13,354		RUB	428,882	50	(179)
	10/2013			12,896		THB	404,676	30	0
	10/2013			67,230		TRY	131,612	20	(2,188)
	10/2013			233,658		ZAR	2,254,780	0	(9,309)
	10/2013		ZAR	3,239,485	$		324,977	2,758	(107)
	11/2013		BRL	23,769			10,679	38	0
	11/2013		EUR	46,287			62,492	0	(133)
	11/2013	$		54,398		PLN	173,801	1,118	0
	12/2013		MXN	486,036	$		37,538	635	0
	12/2013	$		6,161		CLP	3,187,735	97	0
	12/2013			7,698		TRY	15,189	0	(270)
	01/2014		INR	272,736	$		4,218	0	(2)
	01/2014	$		61,553		IDR	719,824,553	0	(1,279)
	01/2014			3,033		MYR	9,680	0	(81)
	01/2014			34,023		RUB	1,112,344	0	(332)
	01/2014			250,259		THB	8,022,700	4,662	0
	01/2014		ZAR	2,198,348	$		224,759	9,237	0
	09/2015	$		5,220		CNY	31,920	0	(126)

FBF	10/2013		BRL	123,107	$		55,205	0	(341)
	10/2013		COP	84,510,279			44,931	727	(48)
	10/2013		IDR	397,475,837			37,551	3,341	0
	10/2013		MYR	16,550			5,000	0	(73)
	10/2013		RUB	385,063			11,484	0	(390)
	10/2013		THB	3,445,727			108,068	0	(1,990)
	10/2013	$		51,695		BRL	123,107	3,851	0
	10/2013			19,220		PEN	53,373	0	(60)
	10/2013			307,390		RUB	10,000,000	979	0
	10/2013			1,394		THB	43,688	1	0
	10/2013			15,416		ZAR	153,589	0	(134)
	11/2013			502,853		BRL	1,167,525	19,833	0
	12/2013			4,364		CLP	2,260,782	74	0
	01/2014			78,789		THB	2,531,562	1,652	0
	04/2014		PEN	53,373	$		18,823	73	0

GLM	10/2013		IDR	79,326,421			6,977	149	0
	10/2013		RUB	1,156,255			35,681	368	(342)
	10/2013		TRY	21,841			11,068	348	(78)
	10/2013	$		3,449		EUR	2,549	0	0
	10/2013			12,145		TRY	22,976	0	(787)
	10/2013		ZAR	104,926	$		10,000	0	(440)
	11/2013	$		6,925		IDR	79,326,421	0	(133)
	12/2013			82,069		MXN	1,073,803	40	(576)
	01/2015		CNY	5,701	$		895	0	(21)

HUS	10/2013		BRL	30,898			13,499	0	(442)
	10/2013		MXN	74,782			5,930	218	0
	10/2013		MYR	150,000			45,018	0	(963)
	10/2013		PEN	38,932			14,873	897	0
	10/2013		RUB	1,314,381			40,734	270	(68)
	10/2013		TRY	247,844			125,804	3,549	(265)
	10/2013	$		13,856		BRL	30,898	86	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	53

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013	$		47,168		MYR	150,000	$0	$(1,187)
	10/2013			9,809		PEN	27,411	31	0
	10/2013			20,395		THB	646,691	301	(41)
	10/2013			803,265		TRY	1,481,517	276	(71,164)
	10/2013			16,804		ZAR	174,409	549	0
	10/2013		ZAR	219,855	$		21,500	40	(415)
	11/2013		BRL	29,271			12,566	0	(538)
	11/2013		PLN	63,347			19,816	0	(419)
	11/2013	$		15,493		PLN	49,782	409	0
	12/2013		TRY	155	$		78	2	0
	12/2013	$		61,065		TRY	122,445	200	(1,381)
	01/2014		INR	481,856	$		7,451	0	(5)
	01/2014	$		44,773		MYR	150,000	971	0
	01/2014			43		THB	1,394	1	0
	01/2015			895		CNY	5,701	21	0

JPM	10/2013		BRL	252,885	$		113,401	0	(701)
	10/2013		CNY	155,725			25,453	46	0
	10/2013		COP	9,605,885			5,140	110	0
	10/2013		IDR	297,506,070			27,546	1,877	(1)
	10/2013		INR	890,122			14,663	516	0
	10/2013		KRW	11,834,599			10,204	0	(793)
	10/2013		MXN	29,721			2,352	82	0
	10/2013		MYR	226,717			68,714	0	(783)
	10/2013		RUB	8,648,257			266,380	1,214	(1,519)
	10/2013		THB	7,612,336			236,942	0	(6,198)
	10/2013		TRY	74,119			39,072	2,605	(173)
	10/2013	$		104,167		BRL	252,885	9,935	0
	10/2013			998		COP	1,906,679	0	0
	10/2013			5,847		IDR	63,143,896	0	(413)
	10/2013			18,349		MYR	59,844	14	(19)
	10/2013			279,048		RUB	9,103,478	1,675	0
	10/2013			240,926		THB	7,573,046	1,307	(347)
	10/2013			126,112		TRY	242,174	147	(6,542)
	10/2013			17,786		ZAR	186,649	786	0
	11/2013		MXN	118,924	$		9,378	326	0
	11/2013		PLN	3,913			1,225	0	(25)
	11/2013		RON	26,717			8,000	0	(91)
	11/2013	$		9,268		HUF	2,026,541	0	(78)
	11/2013			113,045		PLN	363,852	3,177	0
	11/2013			52,063		RON	174,069	652	0
	12/2013		MXN	105,570	$		8,308	292	0
	12/2013	$		49,395		MXN	654,885	329	0
	01/2014			25,354		CNY	155,725	0	(62)
	01/2014			6,366		INR	417,291	91	0
	01/2014			29,814		MYR	97,786	7	0
	01/2014			163,226		RUB	5,354,802	0	(1,040)
	01/2014			216,973		THB	7,022,484	6,169	(2)
	09/2015			5,000		CNY	31,950	99	0

MSC	10/2013		BRL	583,019	$		257,129	2	(5,932)
	10/2013		IDR	75,138,234			6,544	77	0
	10/2013		MYR	17,180			5,232	0	(34)
	10/2013		PEN	50,000			19,220	1,271	0
	10/2013		THB	472,950			15,000	0	(106)
	10/2013		TRY	77,870			42,282	3,787	0
	10/2013	$		250,781		BRL	583,019	12,279	0
	10/2013			82,997		EUR	62,177	1,119	0
	10/2013			25,947		PEN	71,744	0	(194)
	10/2013			11,410		RUB	363,066	0	(214)
	10/2013			787		TRY	1,435	0	(78)
	10/2013			11,001		ZAR	105,619	0	(492)
	10/2013		ZAR	218,668	$		21,435	0	(322)
	11/2013		BRL	37,173			16,243	0	(399)
	11/2013		PLN	102,934			31,784	0	(1,095)
	11/2013	$		254,839		BRL	581,938	5,687	0
	12/2013		MXN	198,063	$		15,571	532	0
	01/2014		INR	388,999			6,017	0	(2)
	04/2014		PEN	71,744			25,432	228	0

RYL	04/2014	$		6,543		CNY	40,000	0	(60)

SCX	10/2013		MYR	136,434	$		41,349	0	(474)
	10/2013		THB	263,020			8,330	0	(71)

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013	$		76,315		MYR	246,261	$0	$(826)
	10/2013			20,000		THB	623,800	0	(76)
	01/2014			20,801		MYR	69,282	331	(4)

UAG	10/2013		CNY	188,211	$		30,636	43	(115)
	10/2013		EUR	111,781			149,590	0	(1,633)
	10/2013		IDR	615,959,996			53,406	448	(117)
	10/2013		INR	612,940			10,132	390	0
	10/2013		KRW	1,159			1	0	0
	10/2013		MYR	491,370			150,010	140	(754)
	10/2013		PEN	50,000			19,175	1,226	0
	10/2013		PHP	776,431			17,915	60	0
	10/2013		RUB	6,846,053			213,030	1,919	0
	10/2013		THB	6,858,771			212,810	0	(6,261)
	10/2013	$		73,549		CNY	455,638	791	0
	10/2013			1,022		EUR	768	17	0
	10/2013			293,627		IDR	3,159,926,761	0	(21,616)
	10/2013			47,148		MYR	150,000	0	(1,167)
	10/2013			13,211		PEN	36,766	0	(13)
	10/2013			208,852		THB	6,538,256	557	(575)
	10/2013			19,720		TRY	40,068	420	(333)
	10/2013			16,000		ZAR	153,392	0	(738)
	10/2013		ZAR	73,254	$		7,300	11	0
	11/2013		BRL	28,157			12,693	88	0
	11/2013		PLN	30,924			9,598	0	(280)
	12/2013		MXN	213,998			16,873	626	0
	12/2013	$		8,805		IDR	101,918,487	0	(175)
	12/2013			187,832		MXN	2,432,362	0	(3,146)
	01/2014			21,957		CNY	134,805	0	(63)
	01/2014			10,272		IDR	120,470,009	0	(185)
	01/2014			7,090		INR	464,182	93	0
	01/2014			125,946		MYR	415,046	635	(8)
	01/2014			209,568		RUB	6,846,053	0	(2,213)
	01/2014			191,717		THB	6,214,316	5,744	0
	04/2014		PEN	36,766	$		12,925	9	0

Total Forward Foreign Currency Contracts								$166,027	$(198,854)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	148,400	$(453)	$(1,002)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		85,000	(357)	(41)

								$(810)	$(1,043)

Total Written Options								$(810)	$(1,043)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount	Premiums
Balance at 03/31/2013	1,120	$1,340,630	$(8,548)
Sales	2,240	1,471,490	(10,804)
Closing Buys	(560)	(1,818,600)	10,140
Expirations	(1,120)	(669,430)	6,793
Exercised	(1,680)	(90,690)	1,609

Balance at 09/30/2013	0	$233,400	$(810)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	55

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	$ 67,470	$(2,347)	$(12,429)	$0	$(14,776)

CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	30,052	915	742	1,657	0

DUB	Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(485)	0	(940)

						$(1,887)	$(12,172)	$1,657	$(15,716)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.559%	$700	$(20)	$29	$9	$0
	Italy Government International Bond	1.000%	12/20/2013	0.977%	6,800	(21)	23	2	0

CBK	Rosneft Oil Co.	1.000%	03/20/2014	1.089%	5,000	(28)	28	0	0
	Rosneft Oil Co.	1.000%	03/20/2015	1.441%	32,000	(833)	636	0	(197)

DUB	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.370%	6,900	32	2	34	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.450%	20,000	119	(5)	114	0
	Morgan Stanley	1.000%	06/20/2014	0.396%	6,900	29	3	32	0
	Petrobras International Finance Co.	1.000%	12/20/2013	1.039%	32,500	23	(16)	7	0
	Petrobras International Finance Co.	1.000%	09/20/2014	1.250%	6,500	(46)	32	0	(14)

FBF	Qatar Government International Bond	1.000%	03/20/2016	0.317%	25,000	(153)	584	431	0

HUS	Qatar Government International Bond	1.000%	06/20/2016	0.353%	500	(4)	13	9	0

JPM	Spain Government International Bond	1.000%	12/20/2013	0.742%	13,300	(94)	106	12	0

MYC	Export-Import Bank of China	1.000%	09/20/2016	0.559%	1,000	(27)	41	14	0
	Qatar Government International Bond	1.000%	06/20/2016	0.353%	13,000	(4)	237	233	0

						$(1,027)	$1,713	$897	$(211)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	283,100	$354	$(2,722)	$0	$(2,368)
	Pay	1-Year BRL-CDI	8.420%	01/02/2017		365,800	423	(9,923)	0	(9,500)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		18,200	(13)	(329)	0	(342)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		115,000	117	(2,510)	0	(2,393)
	Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	MYR	130,500	0	731	731	0
	Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020		81,600	(6)	473	467	0
	Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	THB	1,382,300	0	(665)	0	(665)
	Pay	28-Day MXN-TIIE	6.960%	07/27/2020	MXN	210,000	567	337	904	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		270,500	(125)	(495)	0	(620)

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017	BRL	7,600	37	(224)	0	(187)

BRC	Pay	1-Year BRL-CDI	10.010%	01/02/2015		70,000	0	69	69	0
	Receive	1-Year BRL-CDI	9.430%	01/02/2017		1,000	0	17	17	0
	Pay	1-Year BRL-CDI	8.180%	01/02/2017		97,400	(260)	(2,578)	0	(2,838)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		88,100	(180)	(244)	0	(424)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		234,500	(190)	796	606	0
	Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	MYR	83,000	0	165	165	0

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	39,930	$0	$(164)	$0	$(164)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	579,200	85	(2,984)	0	(2,899)
	Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020		99,000	(6)	2	0	(4)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	4,689,200	97	897	994	0
	Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	THB	106,060	0	9	9	0
	Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014		136,500	0	26	26	0
	Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014		105,400	0	22	22	0
	Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014		65,700	0	9	9	0
	Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020		285,000	0	(71)	0	(71)
	Pay	28-Day MXN-TIIE	7.780%	04/09/2019	MXN	1,400	(1)	13	12	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		330,000	568	1,575	2,143	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		672,355	(96)	(1,442)	0	(1,538)
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		355,000	1,566	(930)	636	0

CBK	Pay	3-Month MYR-KLIBOR	3.360%	04/17/2018	MYR	96,080	(1)	(348)	0	(349)
	Pay	3-Month MYR-KLIBOR	3.325%	04/24/2018		61,900	0	(257)	0	(257)
	Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	ZAR	47,100	(13)	2	0	(11)
	Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	PLN	31,100	(4)	412	408	0
	Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	THB	1,088,000	61	357	418	0
	Pay	28-Day MXN-TIIE	8.050%	12/26/2018	MXN	50	0	0	0	0

DUB	Pay	1-Year BRL-CDI	8.630%	01/02/2015	BRL	47,700	(76)	(22)	0	(98)
	Pay	1-Year BRL-CDI	10.040%	01/02/2015		214,100	38	209	247	0
	Pay	1-Year BRL-CDI	8.875%	01/02/2017		2,100	0	(46)	0	(46)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		107,800	0	(1,944)	0	(1,944)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		121,800	(287)	(299)	0	(586)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		65,200	0	(187)	0	(187)
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	45,000	0	(185)	0	(185)
	Pay	3-Month MYR-KLIBOR	3.335%	04/19/2018		47,916	0	(190)	0	(190)
	Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020		95,600	(6)	231	225	0
	Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	THB	785,000	(26)	313	287	0

FBF	Pay	1-Year BRL-CDI	9.980%	01/02/2015	BRL	245,600	(198)	399	201	0
	Pay	1-Year BRL-CDI	10.450%	01/02/2017		15,000	(10)	(80)	0	(90)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	267,000	24	(411)	0	(387)

GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	29,100	80	(751)	0	(671)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		36,700	(47)	(130)	0	(177)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		57,000	(34)	182	148	0
	Pay	28-Day MXN-TIIE	5.250%	12/12/2013	MXN	1,200,000	43	241	284	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		32,600	(12)	(44)	0	(56)
	Pay	28-Day MXN-TIIE	5.750%	09/11/2020		1,389,000	(493)	(1,178)	0	(1,671)
	Pay	28-Day MXN-TIIE	7.220%	08/25/2028		180,800	(34)	(101)	0	(135)
	Pay	28-Day MXN-TIIE	7.245%	09/06/2028		100,000	(1)	(67)	0	(68)

GST	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2018	ZAR	93,400	(24)	183	159	0

HUS	Pay	1-Year BRL-CDI	7.775%	01/02/2015	BRL	737,000	804	(8,453)	0	(7,649)
	Pay	1-Year BRL-CDI	8.075%	01/02/2015		268,100	1,171	(3,207)	0	(2,036)
	Pay	1-Year BRL-CDI	8.825%	01/02/2015		500,500	(70)	17	0	(53)
	Pay	1-Year BRL-CDI	8.320%	01/02/2017		628,600	796	(17,947)	0	(17,151)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		82,400	(200)	(197)	0	(397)
	Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	ZAR	855,700	559	497	1,056	0
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023		306,700	(515)	(469)	0	(984)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	8,385,000	(96)	1,874	1,778	0
	Pay	28-Day MXN-TIIE	5.000%	02/26/2018	MXN	18,400	(2)	(3)	0	(5)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		194,800	316	949	1,265	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		52,700	(3)	140	137	0
	Pay	28-Day MXN-TIIE	5.500%	02/22/2023		434,400	(33)	(2,433)	0	(2,466)

JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	1,000	2	(26)	0	(24)
	Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	MYR	64,000	0	128	128	0
	Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016		462,100	97	(411)	0	(314)
	Pay	3-Month MYR-KLIBOR	3.330%	04/19/2018		40,940	0	(165)	0	(165)
	Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020		18,600	0	133	133	0
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	464,400	113	(2,437)	0	(2,324)
	Pay	3-Month ZAR-JIBAR	8.000%	06/19/2023		118,200	(132)	160	28	0
	Pay	6-Month HUF-BBR	6.000%	09/15/2015	HUF	4,380,900	0	872	872	0
	Pay	6-Month HUF-BBR	6.150%	09/15/2015		300,000	(8)	71	63	0
	Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	THB	5,055,400	328	2,283	2,611	0
	Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020		413,900	(4)	(196)	0	(200)
	Pay	28-Day MXN-TIIE	8.450%	06/03/2019	MXN	500	0	6	6	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019		214,900	(207)	(166)	0	(373)
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		207,000	(1,275)	617	0	(658)

MYC	Pay	1-Year BRL-CDI	7.795%	01/02/2015	BRL	96,000	338	(1,319)	0	(981)
	Pay	1-Year BRL-CDI	8.270%	01/02/2015		726,000	(262)	(5,418)	0	(5,680)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	57

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	8.630%	01/02/2015	BRL	1,550,100	$6,430	$(9,580)	$0	$(3,150)
	Pay	1-Year BRL-CDI	8.220%	01/02/2017		457,900	(256)	(12,854)	0	(13,110)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		50,000	3	(1,260)	0	(1,257)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		627,500	3,608	(17,247)	0	(13,639)
	Pay	1-Year BRL-CDI	10.920%	01/02/2017		60,600	(8)	(70)	0	(78)
	Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	ZAR	372,600	(13)	499	486	0
	Pay	6-Month HUF-BBR	6.180%	08/24/2020	HUF	2,950,000	0	1,208	1,208	0
	Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MXN	250,300	(418)	(16)	0	(434)
	Pay	28-Day MXN-TIIE	7.850%	05/28/2021		340,000	18	2,717	2,735	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		948,550	630	1,576	2,206	0
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		970,000	60	(2,280)	0	(2,220)
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		407,600	(366)	(3,095)	0	(3,461)

UAG	Pay	1-Year BRL-CDI	7.775%	01/02/2015	BRL	625,000	2,175	(8,662)	0	(6,487)
	Pay	1-Year BRL-CDI	9.930%	01/02/2015		677,500	5,000	2,292	7,292	0
	Pay	1-Year BRL-CDI	8.200%	01/02/2017		425,900	(369)	(11,936)	0	(12,305)
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		75,000	0	(1,919)	0	(1,919)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		25,000	46	(642)	0	(596)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		300,000	422	(6,702)	0	(6,280)

							$20,596	$(126,922)	$31,191	$(137,517)

Total Swap Agreements							$17,682	$(137,381)	$33,745	$(153,444)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(g)	Securities with an aggregate market value of $203,620 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$242	$0	$2,112	$2,354	$(633)	$0	$(15,888)	$(16,521)	$(14,167)	$13,892	$(275)
BPS	1,675	0	0	1,675	(1,382)	0	(187)	(1,569)	106	(30)	76
BRC	20,424	0	4,709	25,133	(16,189)	0	(22,714)	(38,903)	(13,770)	12,644	(1,126)
CBK	5,736	0	2,484	8,220	(9,436)	0	(814)	(10,250)	(2,030)	(246)	(2,276)
DUB	28,707	0	946	29,653	(20,355)	0	(4,189)	(24,544)	5,109	(6,800)	(1,691)
FBF	30,531	0	631	31,162	(3,036)	0	(478)	(3,514)	27,648	(17,420)	10,228
GLM	905	0	432	1,337	(2,377)	(1,002)	(2,778)	(6,157)	(4,820)	5,053	233
GST	0	0	159	159	0	0	0	0	159	(30)	129
HUS	7,821	0	4,245	12,066	(76,888)	0	(30,742)	(107,630)	(95,564)	94,101	(1,463)
JPM	31,456	0	3,854	35,310	(18,787)	0	(4,058)	(22,845)	12,465	(10,370)	2,095
MSC	24,982	0	0	24,982	(8,868)	0	0	(8,868)	16,114	(16,020)	94
MYC	0	0	6,881	6,881	0	(41)	(44,010)	(44,051)	(37,170)	25,874	(11,296)
RYL	0	0	0	0	(60)	0	0	(60)	(60)	101	41
SCX	331	0	0	331	(1,451)	0	0	(1,451)	(1,120)	521	(599)
UAG	13,217	0	7,292	20,509	(39,392)	0	(27,586)	(66,978)	(46,469)	41,214	(5,255)

Total Over the Counter	$166,027	$0	$33,745	$199,772	$(198,854)	$(1,043)	$(153,444)	$(353,341)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$12	$12

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$166,027	$0	$166,027
Swap Agreements	0	2,554	0	0	31,191	33,745

	$0	$2,554	$0	$166,027	$31,191	$199,772

	$0	$2,554	$0	$166,027	$31,203	$199,784

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$33	$33

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$198,854	$0	$198,854
Written Options	0	0	0	0	1,043	1,043
Swap Agreements	0	15,927	0	0	137,517	153,444

	$0	$15,927	$0	$198,854	$138,560	$353,341

	$0	$15,927	$0	$198,854	$138,593	$353,374

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$527	$527
Futures	0	0	0	0	(2,405)	(2,405)
Swap Agreements	0	1	0	0	(83)	(82)

	$0	$1	$0	$0	$(1,961)	$(1,960)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(97,455)	$0	$(97,455)
Purchased Options	0	0	0	(416)	0	(416)
Written Options	0	0	0	4,002	(855)	3,147
Swap Agreements	0	13,331	0	0	3,024	16,355

	$0	$13,331	$0	$(93,869)	$2,169	$(78,369)

	$0	$13,332	$0	$(93,869)	$208	$(80,329)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(172)	$(172)
Futures	0	0	0	0	(1,353)	(1,353)
Swap Agreements	0	0	0	0	210	210

	$0	$0	$0	$0	$(1,315)	$(1,315)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(64,000)	$0	$(64,000)
Purchased Options	0	0	0	415	0	415
Written Options	0	0	0	(2,060)	(2,042)	(4,102)
Swap Agreements	0	(20,261)	0	0	(142,752)	(163,013)

	$0	$(20,261)	$0	$(65,645)	$(144,794)	$(230,700)

	$0	$(20,261)	$0	$(65,645)	$(146,109)	$(232,015)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$3,736	$0	$3,736
Brazil
Corporate Bonds & Notes	0	175,244	10,692	185,936
Sovereign Issues	0	1,008,237	0	1,008,237
Cayman Islands
Asset-Backed Securities	0	9,890	3,873	13,763
Corporate Bonds & Notes	0	1,872	0	1,872
Chile
Corporate Bonds & Notes	0	20,570	0	20,570
Sovereign Issues	0	7,960	0	7,960
Colombia
Corporate Bonds & Notes	0	42,913	0	42,913
Sovereign Issues	0	412,721	0	412,721
France
Corporate Bonds & Notes	0	1,992	0	1,992
Hong Kong
Corporate Bonds & Notes	0	36,504	0	36,504
Hungary
Sovereign Issues	0	60,021	0	60,021
India
Corporate Bonds & Notes	0	29,783	0	29,783
Indonesia
Sovereign Issues	0	696,830	0	696,830
Ireland
Corporate Bonds & Notes	0	328,821	0	328,821
Kazakhstan
Corporate Bonds & Notes	0	22,902	0	22,902
Luxembourg
Corporate Bonds & Notes	0	496,962	0	496,962
Malaysia
Corporate Bonds & Notes	0	1,030	0	1,030
Sovereign Issues	0	941,827	0	941,827
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	48,385	1,221	49,606
Sovereign Issues	0	1,125,611	0	1,125,611
Netherlands
Asset-Backed Securities	0	429	0	429
Corporate Bonds & Notes	0	112,373	0	112,373
Nigeria
Sovereign Issues	0	245,124	0	245,124
Panama
Sovereign Issues	0	65,761	0	65,761
Peru
Sovereign Issues	0	325,539	0	325,539
Philippines
Sovereign Issues	0	64,025	0	64,025
Poland
Sovereign Issues	0	1,187,199	0	1,187,199
Qatar
Corporate Bonds & Notes	0	18,970	0	18,970
Sovereign Issues	0	12,737	0	12,737
Romania
Sovereign Issues	0	61,256	0	61,256
Russia
Corporate Bonds & Notes	0	78,900	0	78,900
Sovereign Issues	0	349,168	0	349,168
South Africa
Sovereign Issues	0	1,592,932	0	1,592,932

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
South Korea
Corporate Bonds & Notes	$0	$47,515	$32,563	$80,078
Spain
Sovereign Issues	0	49,666	0	49,666
Sri Lanka
Sovereign Issues	0	4,451	0	4,451
Thailand
Sovereign Issues	0	89,768	0	89,768
Turkey
Sovereign Issues	0	420,453	0	420,453
United Kingdom
Corporate Bonds & Notes	0	3,036	0	3,036
United States
Asset-Backed Securities	0	11,580	0	11,580
Corporate Bonds & Notes	0	147,418	0	147,418
Mortgage-Backed Securities	0	13,452	0	13,452
U.S. Government Agencies	0	438	0	438
U.S. Treasury Obligations	0	27,002	0	27,002
Virgin Islands (British)
Corporate Bonds & Notes	0	5,950	0	5,950
Short-Term Instruments
Certificates of Deposit	0	66,971	0	66,971
Commercial Paper	0	97,275	0	97,275
Repurchase Agreements	0	737	0	737
Short-Term Notes	0	56,831	0	56,831
Japan Treasury Bills	0	39,776	0	39,776
Mexico Treasury Bills	0	74,934	0	74,934
U.S. Treasury Bills	0	308,412	0	308,412
	$0	$11,053,889	$48,350	$11,102,239

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,676,077	$0	$0	$1,676,077

Total Investments	$1,676,077	$11,053,889	$48,350	$12,778,316

Short Sales, at Value
U.S. Government Agencies	$0	$(3,235)	$0	$(3,235)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	199,772	0	199,772
	$0	$199,784	$0	$199,784

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(33)	0	(33)
Over the counter	0	(353,341)	0	(353,341)
	$0	$(353,374)	$0	$(353,374)

Totals	$1,676,077	$10,897,064	$48,350	$12,621,491

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$11,298	$0	$0	$340	$0	$(946)	$0	$0	$10,692	$(928)
Cayman Islands
Asset-Backed Securities	6,103	0	(2,177)	10	29	(92)	0	0	3,873	(57)
Mexico
Common Stocks	1	0	0	0	0	0	0	0	1	0
Corporate Bonds & Notes	3,817	0	0	52	0	(2,943)	295	0	1,221	(2,942)
South Korea
Corporate Bonds & Notes	0	32,800	0	0	0	(237)	0	0	32,563	(237)

Totals	$21,219	$32,800	$(2,177)	$402	$29	$(4,218)	$295	$0	$48,350	$(4,164)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$10,692	Benchmark Pricing	Base Price	100.88-147.40
Cayman Islands
Asset-Backed Securities	3,873	Third Party Vendor	Broker Quote	99.00
Mexico
Common Stocks	1	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes	1,221	Benchmark Pricing	Base Price	5.00-16.00
South Korea
	32,563	Benchmark Pricing	Base Price	99.25

Total	$48,350

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Schedule of Investments PIMCO Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.2%

ARMENIA 0.2%

SOVEREIGN ISSUES 0.2%
Republic of Armenia
6.000% due 09/30/2020		$11,500	$11,257

Total Armenia (Cost $11,339)			11,257

AUSTRIA 0.0%

CORPORATE BONDS & NOTES 0.0%
OGX Austria GmbH
8.375% due 04/01/2022		$14,800	2,442

Total Austria (Cost $14,800)			2,442

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Qtel International Finance Ltd.
4.500% due 01/31/2043 (f)		$7,700	6,834
4.750% due 02/16/2021		22,000	23,210
7.875% due 06/10/2019		13,000	15,925

Total Bermuda (Cost $46,779)			45,969

BRAZIL 11.5%

CORPORATE BONDS & NOTES 9.6%
Banco Bradesco S.A.
2.363% due 05/16/2014		$3,200	3,217
Banco BTG Pactual S.A.
5.750% due 09/28/2022 (f)		8,800	7,964
Banco do Brasil S.A.
3.875% due 10/10/2022		44,750	38,821
4.500% due 01/22/2015		4,850	5,044
4.500% due 01/20/2016	EUR	8,900	12,555
6.000% due 01/22/2020		$23,975	25,533
8.500% due 12/31/2049 (f)		3,000	3,360
9.250% due 04/15/2023 (e)		5,000	5,325
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		5,410	5,234
Banco Santander Brasil S.A.
4.250% due 01/14/2016		15,900	16,337
4.625% due 02/13/2017		38,500	39,847
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	10,039
Braskem America Finance Co.
7.125% due 07/22/2041		27,600	25,254
Braskem Finance Ltd.
5.750% due 04/15/2021		5,825	5,738
7.000% due 05/07/2020		9,300	9,858
Caixa Economica Federal
2.375% due 11/06/2017		11,350	10,641
3.500% due 11/07/2022		14,900	12,367
4.500% due 10/03/2018 (a)		9,900	9,861
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		14,300	13,892
6.875% due 07/30/2019		46,095	49,091
CSN Islands Corp.
6.875% due 09/21/2019		29,610	30,794
9.750% due 12/16/2013		600	610
10.000% due 01/15/2015		4,380	4,788
CSN Resources S.A.
6.500% due 07/21/2020		10,370	10,396
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		19,400	17,848
5.500% due 08/06/2022		12,800	12,032

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petrobras Global Finance BV
3.000% due 01/15/2019		$4,500	$4,244
Petrobras International Finance Co.
2.875% due 02/06/2015		6,840	6,957
5.375% due 01/27/2021		15,300	15,452
5.750% due 01/20/2020		35,746	37,332
5.875% due 03/01/2018		10,000	10,766
6.750% due 01/27/2041		3,000	2,916
6.875% due 01/20/2040		5,000	4,961
7.875% due 03/15/2019		130,110	150,450
QGOG Constellation S.A.
6.250% due 11/09/2019		17,900	17,050
Vale Overseas Ltd.
6.875% due 11/21/2036		800	815
8.250% due 01/17/2034		1,755	2,035

			639,424

SOVEREIGN ISSUES 1.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,700	11,764
4.125% due 09/15/2017	EUR	20,000	28,036
5.750% due 09/26/2023		$14,000	14,035
6.369% due 06/16/2018		6,960	7,569
6.500% due 06/10/2019		10,780	11,724
Brazil Government International Bond
2.625% due 01/05/2023		6,000	5,280
5.625% due 01/07/2041		3,550	3,559
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	88,199	38,548
10.000% due 01/01/2021		1,771	742
10.000% due 01/01/2023		9,118	3,755

			125,012

Total Brazil (Cost $796,665)			764,436

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Harvest Operations Corp.
2.125% due 05/14/2018		$2,320	2,256
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		11,000	9,914

Total Canada (Cost $13,312)			12,170

CAYMAN ISLANDS 2.1%

CORPORATE BONDS & NOTES 2.1%
Baidu, Inc.
2.250% due 11/28/2017		$13,400	13,216
3.250% due 08/06/2018		3,600	3,608
3.500% due 11/28/2022		17,000	15,638
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,300	3,349
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		21,120	22,442
Interoceanica Finance Ltd.
0.000% due 11/30/2018		5,608	5,107
0.000% due 05/15/2030		7,400	3,883
Mongolian Mining Corp.
8.875% due 03/29/2017		31,710	24,179
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		42,799	43,762
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,453	2,263

Total Cayman Islands (Cost $145,653)			137,447

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 1.0%

CORPORATE BONDS & NOTES 1.0%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	$1,001
Banco de Credito e Inversiones
3.000% due 09/13/2017		1,900	1,892
Banco del Estado de Chile
2.000% due 11/09/2017		3,700	3,620
3.875% due 02/08/2022		200	194
Banco Santander Chile
3.875% due 09/20/2022		21,310	19,815
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,196
7.250% due 07/29/2019		12,600	14,458
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		8,200	6,795
7.500% due 01/15/2019		2,300	2,788
E.CL S.A.
5.625% due 01/15/2021		10,600	10,889
Enersis S.A.
7.375% due 01/15/2014		420	427

			64,075

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,799

Total Chile (Cost $66,346)			65,874

CHINA 0.6%

CORPORATE BONDS & NOTES 0.6%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023 (a)		$13,000	13,171
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		11,300	11,091
4.875% due 05/17/2042		15,010	14,223

Total China (Cost $39,257)			38,485

COLOMBIA 2.3%

CORPORATE BONDS & NOTES 1.8%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,275
Ecopetrol S.A.
4.250% due 09/18/2018		800	825
5.875% due 09/18/2023		9,500	9,904
7.375% due 09/18/2043		15,700	17,034
7.625% due 07/23/2019		78,580	93,314

			122,352

SOVEREIGN ISSUES 0.5%
Colombia Government International Bond
6.125% due 01/18/2041		14,015	15,382
7.375% due 09/18/2037		8,775	11,022
8.125% due 05/21/2024		2,300	2,981
9.850% due 06/28/2027	COP	600,000	413
11.750% due 02/25/2020		$1,947	2,818

			32,616

Total Colombia (Cost $155,383)			154,968

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$13,130	11,817
4.375% due 04/30/2025		4,000	3,510

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 04/30/2043	$7,700	$6,651

Total Costa Rica (Cost $24,742)		21,978

CROATIA 0.0%

CORPORATE BONDS & NOTES 0.0%
Hrvatska Elektroprivreda
6.000% due 11/09/2017	$1,850	1,905

Total Croatia (Cost $1,850)		1,905

DOMINICAN REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019	$10,600	10,918

Total Dominican Republic (Cost $10,600)		10,918

EL SALVADOR 1.2%

SOVEREIGN ISSUES 1.2%
El Salvador Government International Bond
5.875% due 01/30/2025	$18,000	17,145
7.375% due 12/01/2019	9,500	10,379
7.625% due 02/01/2041	23,050	23,396
7.650% due 06/15/2035	18,630	19,002
7.750% due 01/24/2023	500	546
8.250% due 04/10/2032	6,180	6,721

Total El Salvador (Cost $85,091)		77,189

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017	$10,825	12,232

Total Gabon (Cost $12,666)		12,232

GUATEMALA 0.4%

SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028	$4,300	3,956
5.750% due 06/06/2022	24,100	24,913

Total Guatemala (Cost $29,293)		28,869

GUERNSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	$11,345	11,374

Total Guernsey, Channel Islands (Cost $11,345)		11,374

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$900	928
CNOOC Finance Ltd.
3.000% due 05/09/2023	17,200	15,498
3.875% due 05/02/2022	4,460	4,357

Total Hong Kong (Cost $22,294)		20,783

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%
Hungary Government International Bond
5.375% due 02/21/2023	$2,600	2,541

Total Hungary (Cost $2,572)		2,541

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.7%

CORPORATE BONDS & NOTES 0.7%
Export-Import Bank of India
4.000% due 08/07/2017	$4,900	$4,921
4.375% due 02/02/2015	7,440	7,608
4.400% due 04/21/2015	5,000	5,130
ICICI Bank Ltd.
2.012% due 02/24/2014	400	400
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	205
ONGC Videsh Ltd.
2.500% due 05/07/2018	1,700	1,581
3.750% due 05/07/2023	5,400	4,469
State Bank of India
4.500% due 07/27/2015	20,810	21,415

Total India (Cost $45,822)		45,729

INDONESIA 5.7%

CORPORATE BONDS & NOTES 2.3%
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017	$6,000	5,925
Majapahit Holding BV
7.250% due 06/28/2017	6,145	6,775
7.750% due 10/17/2016	20,380	22,546
7.750% due 01/20/2020	46,955	51,768
7.875% due 06/29/2037	2,250	2,362
8.000% due 08/07/2019	7,150	7,972
Pertamina Persero PT
4.300% due 05/20/2023	16,700	14,362
6.000% due 05/03/2042	33,958	27,591
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	11,810	11,337

		150,638

SOVEREIGN ISSUES 3.4%
Indonesia Government International Bond
4.625% due 04/15/2043	28,400	22,578
5.375% due 10/17/2023	8,700	8,700
5.875% due 03/13/2020	8,190	8,651
6.625% due 02/17/2037	6,360	6,503
6.875% due 03/09/2017	58,750	65,212
6.875% due 01/17/2018	45,100	50,399
7.500% due 01/15/2016	1,325	1,464
7.750% due 01/17/2038	7,225	8,273
8.500% due 10/12/2035	4,100	5,002
11.625% due 03/04/2019	36,995	49,527

		226,309

Total Indonesia (Cost $396,347)		376,947

IRELAND 5.4%

CORPORATE BONDS & NOTES 5.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,400	1,432
8.700% due 08/07/2018	31,875	38,649
Borets Finance Ltd.
7.625% due 09/26/2018	14,000	13,802
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	13,900	13,938
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.125% due 12/12/2017	500	500
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	16,100	15,637

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		$15,700	$14,444
5.326% due 02/03/2016		1,000	1,064
6.604% due 02/03/2021		24,200	26,256
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		26,300	25,905
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,800	2,758
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		59,160	63,301
7.487% due 03/25/2031	GBP	1,000	1,777
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016 (f)		$4,300	4,569
7.748% due 02/02/2021		22,600	24,408
9.125% due 04/30/2018		2,500	2,906
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		12,400	13,156
5.450% due 11/22/2017		12,200	13,007
6.025% due 07/05/2022		38,700	40,054
6.800% due 11/22/2025		11,500	12,218
6.902% due 07/09/2020		25,400	27,942

Total Ireland (Cost $350,516)			357,723

ISRAEL 0.0%

CORPORATE BONDS & NOTES 0.0%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$1,900	2,081
9.375% due 01/28/2020		750	899

			2,980

SOVEREIGN ISSUES 0.0%
Israel Government International Bond
4.500% due 01/30/2043		1,200	1,078

Total Israel (Cost $4,092)			4,058

KAZAKHSTAN 3.6%

CORPORATE BONDS & NOTES 3.6%
Intergas Finance BV
6.375% due 05/14/2017		$8,575	9,282
KazMunayGas National Co. JSC
4.400% due 04/30/2023		13,600	12,716
5.750% due 04/30/2043		19,700	17,361
6.375% due 04/09/2021		31,080	34,188
7.000% due 05/05/2020		56,500	63,986
9.125% due 07/02/2018		31,550	38,767
11.750% due 01/23/2015		22,925	25,647
Samruk-Energy JSC
3.750% due 12/20/2017		33,310	32,894
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019		7,000	7,368

Total Kazakhstan (Cost $237,484)			242,209

LITHUANIA 0.0%

SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond
6.125% due 03/09/2021		$2,500	2,866

Total Lithuania (Cost $2,891)			2,866

LUXEMBOURG 8.0%

CORPORATE BONDS & NOTES 8.0%
Evraz Group S.A.
9.500% due 04/24/2018		$500	544

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$9,100	$8,418
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		6,520	6,243
5.092% due 11/29/2015		21,700	23,045
5.999% due 01/23/2021		1,160	1,219
6.212% due 11/22/2016		19,160	21,030
6.510% due 03/07/2022		39,613	42,584
7.288% due 08/16/2037		2,900	3,139
8.125% due 07/31/2014		9,000	9,538
8.146% due 04/11/2018		7,100	8,263
9.250% due 04/23/2019		93,500	115,491
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		35,950	37,028
6.299% due 05/15/2017		8,450	9,068
7.125% due 01/14/2014		2,400	2,444
7.750% due 05/29/2018		17,250	19,449
9.000% due 06/11/2014		40,950	43,092
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		14,100	14,911
5.400% due 03/24/2017		21,300	22,738
5.499% due 07/07/2015		32,880	34,997
5.717% due 06/16/2021		17,800	18,412
6.125% due 02/07/2022		39,850	41,842
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		6,230	6,114
5.900% due 10/17/2022 (f)		6,410	6,210
6.700% due 10/25/2017		23,250	24,907
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		800	886
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		4,090	4,315
6.875% due 05/29/2018		2,100	2,263

Total Luxembourg (Cost $519,441)			528,190

MALAYSIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020		$2,400	2,561
Petroliam Nasional Bhd.
7.625% due 10/15/2026		14,270	18,298
7.750% due 08/15/2015		1,690	1,901
Petronas Capital Ltd.
7.875% due 05/22/2022		200	255

Total Malaysia (Cost $21,350)			23,015

		SHARES
MEXICO 11.3%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		93,349	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 9.0%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	94,000	6,759
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		$7,520	6,918
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,000	21,000
6.500% due 03/10/2021		28,650	29,939
6.750% due 09/30/2022		16,650	17,274

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Comision Federal de Electricidad
4.875% due 05/26/2021		$9,700	$9,991
5.750% due 02/14/2042		11,100	10,323
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		14,600	2,190
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		2,200	550
9.500% due 12/11/2019 ^		100	25
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		772	81
Pemex Project Funding Master Trust
5.750% due 03/01/2018		80,840	89,935
Petroleos Mexicanos
3.500% due 01/30/2023		1,200	1,094
4.875% due 03/15/2015		3,554	3,750
4.875% due 01/24/2022		86,355	88,298
5.500% due 01/21/2021		16,150	17,361
5.500% due 06/27/2044		56,730	51,778
6.000% due 03/05/2020		20,760	23,147
6.500% due 06/02/2041		140,870	146,680
8.000% due 05/03/2019		58,940	71,465
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	835
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$4,900	883

			600,276

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	42,300	3,296
5.750% due 10/12/2110		$20,600	19,467
6.050% due 01/11/2040		45,300	49,762
6.750% due 09/27/2034		8,300	9,877
8.000% due 12/19/2013	MXN	904,300	69,802
8.300% due 08/15/2031		$900	1,233

			153,437

Total Mexico (Cost $791,602)			753,713

MONGOLIA 0.4%

SOVEREIGN ISSUES 0.4%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$5,900	5,605
Mongolia Government International Bond
4.125% due 01/05/2018		14,800	13,579
5.125% due 12/05/2022		10,630	9,089

Total Mongolia (Cost $31,210)			28,273

MOROCCO 0.5%

SOVEREIGN ISSUES 0.5%
Morocco Government International Bond
4.250% due 12/11/2022		$24,900	22,788
4.500% due 10/05/2020	EUR	600	821
5.500% due 12/11/2042		$11,000	9,213

Total Morocco (Cost $37,219)			32,822

NETHERLANDS 0.4%

CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$3,230	3,388
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	9,570
6.950% due 07/10/2042		10,610	10,729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SABIC Capital BV
3.000% due 11/02/2015	$700	$727
Waha Aerospace BV
3.925% due 07/28/2020	980	1,029

Total Netherlands (Cost $26,515)		25,443

PANAMA 1.0%

CORPORATE BONDS & NOTES 0.2%
AES Panama S.A.
6.350% due 12/21/2016	$9,030	9,574
ENA Norte Trust
4.950% due 04/25/2028	1,832	1,852

		11,426

SOVEREIGN ISSUES 0.8%
Panama Government International Bond
4.300% due 04/29/2053	13,800	10,729
6.700% due 01/26/2036	3,550	4,074
7.125% due 01/29/2026	19,242	23,668
8.125% due 04/28/2034	2,860	3,639
8.875% due 09/30/2027	7,835	10,832
9.375% due 01/16/2023	900	1,195
9.375% due 04/01/2029	1,572	2,252

		56,389

Total Panama (Cost $70,313)		67,815

PERU 0.8%

CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$7,900	7,742
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	9,000	8,752

		16,494

SOVEREIGN ISSUES 0.6%
El Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	6,718
Peru Government International Bond
8.375% due 05/03/2016	975	1,131
8.750% due 11/21/2033	23,584	34,079

		41,928

Total Peru (Cost $60,279)		58,422

PHILIPPINES 0.5%

CORPORATE BONDS & NOTES 0.4%
Energy Development Corp.
6.500% due 01/20/2021	$940	980
Power Sector Assets & Liabilities Management Corp.
7.250% due 05/27/2019	2,635	3,099
7.390% due 12/02/2024	18,750	22,594

		26,673

SOVEREIGN ISSUES 0.1%
Philippines Government International Bond
7.750% due 01/14/2031	3,770	4,925
10.625% due 03/16/2025	2,500	3,800

		8,725

Total Philippines (Cost $37,171)		35,398

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.000% due 03/23/2022	$300	$323
5.125% due 04/21/2021	600	654
6.375% due 07/15/2019	22,990	26,887

Total Poland (Cost $24,133)		27,864

QATAR 1.1%

CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,491
Qatari Diar Finance QSC
5.000% due 07/21/2020	970	1,071
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	13,387	14,257
5.832% due 09/30/2016	52	55
5.838% due 09/30/2027	895	965
6.332% due 09/30/2027	3,250	3,692
6.750% due 09/30/2019	18,400	21,574

		43,105

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
5.250% due 01/20/2020	26,900	30,330
9.750% due 06/15/2030	2,300	3,611

		33,941

Total Qatar (Cost $73,534)		77,046

RUSSIA 6.4%

CORPORATE BONDS & NOTES 1.0%
ALROSA Finance S.A.
7.750% due 11/03/2020	$8,800	9,814
8.875% due 11/17/2014	4,000	4,317
SCF Capital Ltd.
5.375% due 10/27/2017	37,100	37,689
Sibur Securities Ltd.
3.914% due 01/31/2018	17,400	16,617
VimpelCom Holdings BV
5.200% due 02/13/2019	100	100

		68,537

SOVEREIGN ISSUES 5.4%
Russia Government International Bond
4.875% due 09/16/2023	4,600	4,715
5.625% due 04/04/2042	4,800	4,932
5.875% due 09/16/2043	5,200	5,395
7.500% due 03/31/2030	270,604	319,442
12.750% due 06/24/2028	13,975	24,110

		358,594

Total Russia (Cost $411,226)		427,131

SENEGAL 0.3%

SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
8.750% due 05/13/2021	$15,700	16,603

Total Senegal (Cost $18,480)		16,603

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 0.1%

SOVEREIGN ISSUES 0.1%
Republic of Serbia
5.250% due 11/21/2017	$4,200	$4,189

Total Serbia (Cost $4,169)		4,189

SINGAPORE 0.0%

CORPORATE BONDS & NOTES 0.0%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	$400	509
STATS ChipPAC Ltd.
5.375% due 03/31/2016	200	207

Total Singapore (Cost $744)		716

SOUTH AFRICA 1.3%

CORPORATE BONDS & NOTES 0.7%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	$3,250	2,745
5.375% due 04/15/2020	6,200	5,571
6.500% due 04/15/2040	1,300	1,004
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	3,300	3,300
6.750% due 08/06/2023	10,000	10,327
Transnet SOC Ltd.
4.000% due 07/26/2022	27,100	24,051

		46,998

SOVEREIGN ISSUES 0.6%
South Africa Government International Bond
4.665% due 01/17/2024	500	487
6.875% due 05/27/2019	31,200	35,997

		36,484

Total South Africa (Cost $85,711)		83,482

SOUTH KOREA 1.3%

CORPORATE BONDS & NOTES 1.1%
Export-Import Bank of Korea
2.050% due 03/21/2015	$23,600	23,638
5.125% due 06/29/2020	1,150	1,267
5.875% due 01/14/2015	3,900	4,137
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	6,600	7,053
6.000% due 05/05/2015	300	320
Korea Electric Power Corp.
3.000% due 10/05/2015	6,800	7,028
Korea Exchange Bank
4.875% due 01/14/2016	1,700	1,822
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018 (a)	5,700	5,689
3.000% due 09/19/2022	19,990	18,473
Shinhan Bank
4.375% due 09/15/2015	600	634
Woori Bank Co. Ltd.
7.000% due 02/02/2015	1,000	1,074

		71,135

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015	12,550	13,309

Total South Korea (Cost $83,788)		84,444

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 0.4%

CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
1.621% due 10/24/2017	EUR	300	$383
4.500% due 09/30/2019		100	120
7.300% due 07/27/2019	GBP	500	836

			1,339

SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	5,800	8,053
4.305% due 03/06/2014		5,400	7,406
Junta de Castilla y Leon
6.270% due 02/19/2018		1,250	1,868
6.505% due 03/01/2019		1,900	2,873
Xunta de Galicia
5.763% due 04/03/2017		1,200	1,744
6.131% due 04/03/2018		900	1,347

			23,291

Total Spain (Cost $22,566)			24,630

SRI LANKA 0.4%

CORPORATE BONDS & NOTES 0.2%
National Savings Bank
8.875% due 09/18/2018		$13,600	13,995

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 10/04/2020		12,200	11,941

Total Sri Lanka (Cost $26,060)			25,936

THAILAND 0.2%

CORPORATE BONDS & NOTES 0.2%
Thai Oil PCL
3.625% due 01/23/2023		$8,610	7,773
4.875% due 01/23/2043		5,850	4,823

Total Thailand (Cost $14,227)			12,596

TRINIDAD AND TOBAGO 0.4%

CORPORATE BONDS & NOTES 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$9,968	10,690
9.750% due 08/14/2019		10,655	13,745

Total Trinidad and Tobago (Cost $22,074)			24,435

TUNISIA 0.2%

SOVEREIGN ISSUES 0.2%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	651
4.500% due 06/22/2020	EUR	7,100	8,898
8.250% due 09/19/2027		$1,680	1,781

Total Tunisia (Cost $11,131)			11,330

TURKEY 3.7%

CORPORATE BONDS & NOTES 0.5%
Arcelik A/S
5.000% due 04/03/2023		$6,990	6,038
Export Credit Bank of Turkey
5.875% due 04/24/2019		16,000	16,460

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	65

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		$10,000	$9,675

			32,173

SOVEREIGN ISSUES 3.2%
Turkey Government International Bond
5.625% due 03/30/2021		6,250	6,525
6.000% due 01/14/2041		36,480	35,349
6.250% due 09/26/2022		300	323
6.750% due 04/03/2018		8,843	9,785
6.750% due 05/30/2040		40,700	42,745
6.875% due 03/17/2036		9,500	10,132
7.000% due 09/26/2016		5,200	5,798
7.000% due 03/11/2019		7,275	8,222
7.000% due 06/05/2020		33,000	37,381
7.250% due 03/05/2038		1,000	1,115
7.500% due 07/14/2017		9,000	10,215
7.500% due 11/07/2019		33,465	38,786
8.000% due 02/14/2034		3,400	4,043

			210,419

Total Turkey (Cost $252,863)			242,592

UKRAINE 0.4%

SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
6.580% due 11/21/2016		$3,400	2,941
6.875% due 09/23/2015		900	792
7.500% due 04/17/2023		200	166
7.950% due 02/23/2021		700	602
9.250% due 07/24/2017		20,600	19,139

Total Ukraine (Cost $27,655)			23,640

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$12,803	14,037
DP World Ltd.
6.850% due 07/02/2037		8,950	9,039

Total United Arab Emirates (Cost $21,123)			23,076

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,654
HBOS PLC
6.750% due 05/21/2018		7,500	8,373

Total United Kingdom (Cost $9,527)			11,027

UNITED STATES 1.3%

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.539% due 04/25/2037		$486	233
5.726% due 10/25/2036 ^		381	232
6.000% due 07/25/2047 ^		207	165

			630

CORPORATE BONDS & NOTES 0.8%
American International Group, Inc.
6.765% due 11/15/2017	GBP	955	1,811

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$6,000	$6,140
Gerdau Holdings, Inc.
7.000% due 01/20/2020		16,200	17,334
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,000	1,538
6.625% due 06/15/2035		$21,175	22,467
6.625% due 06/15/2038		200	212
Southern Copper Corp.
5.250% due 11/08/2042		2,200	1,785

			51,287

MORTGAGE-BACKED SECURITIES 0.5%
Adjustable Rate Mortgage Trust
2.723% due 11/25/2035 ^		438	352
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		2,220	2,438
Banc of America Funding Corp.
3.067% due 11/20/2035 ^		328	301
5.888% due 04/25/2037		493	439
Banc of America Large Loan Trust
2.482% due 11/15/2015		8,394	8,410
Bear Stearns Adjustable Rate Mortgage Trust
2.420% due 02/25/2036 ^		295	198
2.575% due 01/25/2035		47	44
Chase Mortgage Finance Trust
2.665% due 03/25/2037		348	310
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		759	755
2.569% due 07/25/2046 ^		276	216
2.829% due 03/25/2034		69	69
Countrywide Alternative Loan Trust
0.349% due 01/25/2037 ^		318	253
5.750% due 03/25/2037 ^		358	281
6.250% due 11/25/2036 ^		233	200
Countrywide Home Loan Mortgage Pass-Through Trust
2.656% due 03/25/2037 ^		214	143
2.797% due 09/25/2047 ^		154	127
2.799% due 04/20/2036 ^		217	170
2.842% due 02/25/2047 ^		259	205
Credit Suisse First Boston Mortgage Securities Corp.
2.334% due 06/25/2033		850	832
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		407	312
6.172% due 06/25/2036 ^		663	446
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		404	238
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		176	182
5.067% due 10/25/2035		263	228
5.500% due 12/25/2035 ^		525	449
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		318	237
5.886% due 10/25/2036 ^		318	237
6.300% due 07/25/2036 ^		430	278
Harborview Mortgage Loan Trust
5.126% due 08/19/2036 ^		120	99
HomeBanc Mortgage Trust
2.509% due 04/25/2037 ^		580	320
IndyMac Mortgage Loan Trust
0.479% due 06/25/2037 ^		232	113
4.646% due 06/25/2036		402	372
4.876% due 10/25/2035		316	269
5.282% due 08/25/2036		475	464
JPMorgan Mortgage Trust
2.498% due 08/25/2035		569	554
4.025% due 04/25/2035		135	135
5.140% due 11/25/2035		276	263

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		$630	$699
Luminent Mortgage Trust
0.359% due 12/25/2036		203	136
MASTR Alternative Loan Trust
0.579% due 03/25/2036		183	39
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		3,240	2,968
Merrill Lynch Mortgage-Backed Securities Trust
4.852% due 04/25/2037 ^		319	261
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	673
Morgan Stanley Capital Trust
6.107% due 06/11/2049		400	449
Morgan Stanley Mortgage Loan Trust
2.262% due 06/25/2036		93	85
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		316	318
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		76	60
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^		415	191
Sequoia Mortgage Trust
2.467% due 01/20/2047 ^		155	132
Structured Adjustable Rate Mortgage Loan Trust
1.873% due 10/25/2037 ^		221	133
2.708% due 09/25/2036 ^		513	315
2.852% due 11/25/2035 ^		280	212
5.061% due 05/25/2036		1,200	1,099
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	139
WaMu Mortgage Pass-Through Certificates
2.072% due 01/25/2037 ^		307	246
2.136% due 04/25/2037		210	164
2.350% due 12/25/2036 ^		211	179
2.382% due 09/25/2036 ^		356	306
2.397% due 12/25/2036 ^		676	590
2.547% due 03/25/2034		220	219
4.451% due 05/25/2037 ^		508	415

			30,967

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019 (h)		100	112
Israel Government AID Bond
5.500% due 04/26/2024		100	119

			231

Total United States (Cost $74,618)			83,115

URUGUAY 0.7%

SOVEREIGN ISSUES 0.7%
Uruguay Government International Bond
4.500% due 08/14/2024		$23,818	24,235
5.000% due 09/14/2018 (d)	UYU	85,302	4,231
6.875% due 09/28/2025		$2,401	2,809
7.875% due 01/15/2033		10,350	13,352

Total Uruguay (Cost $44,392)			44,627

VENEZUELA 11.8%

CORPORATE BONDS & NOTES 6.2%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$89,261	84,218
5.000% due 10/28/2015		32,592	28,763
5.250% due 04/12/2017		124,901	100,420

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 04/12/2027	$107,775	$62,509
5.500% due 04/12/2037	37,455	20,975
8.500% due 11/02/2017	126,141	114,599

		411,484

SOVEREIGN ISSUES 5.6%
Venezuela Government International Bond
5.750% due 02/26/2016	2,600	2,353
6.000% due 12/09/2020	7,780	5,691
7.000% due 12/01/2018	5,000	4,207
7.000% due 03/31/2038	44,140	29,022
7.650% due 04/21/2025	57,208	41,476
7.750% due 10/13/2019	76,170	63,716
8.250% due 10/13/2024	125,489	95,058
9.000% due 05/07/2023	44,752	36,540
9.250% due 05/07/2028	64,605	51,038
9.375% due 01/13/2034	47,207	37,530
12.750% due 08/23/2022	4,885	4,890

		371,521

Total Venezuela (Cost $788,105)		783,005

VIETNAM 0.2%

SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028	$4,833	4,264
6.875% due 01/15/2016	9,100	9,703

Total Vietnam (Cost $13,890)		13,967

VIRGIN ISLANDS (BRITISH) 2.1%

CORPORATE BONDS & NOTES 2.1%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$9,200	9,063

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$14,800	$11,983
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,500	6,133
Rosneft Finance S.A.
6.250% due 02/02/2015		3,850	4,091
6.625% due 03/20/2017		41,800	46,084
7.250% due 02/02/2020		10,700	12,131
7.500% due 07/18/2016		21,335	23,922
7.875% due 03/13/2018		23,000	26,622

Total Virgin Islands (British) (Cost $136,473)			140,029

ZAMBIA 0.2%

SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022		$12,600	11,088

Total Zambia (Cost $12,414)			11,088

SHORT-TERM INSTRUMENTS 1.8%

COMMERCIAL PAPER 0.2%
Santander S.A.
3.100% due 10/01/2013		$9,900	9,900
SB Securities S.A.
1.181% due 12/27/2013		1,000	997

			10,897

MEXICO TREASURY BILLS 1.0%
3.944% due 10/31/2013 - 12/11/2013 (c)	MXN	889,130	67,606

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.6%
0.084% due 12/19/2013 - 05/29/2014 (c)(j)	$38,594	$38,587

Total Short-Term Instruments (Cost $119,313)		117,090

Total Investments in Securities (Cost $6,420,455)		6,317,118

	SHARES
INVESTMENTS IN AFFILIATES 4.5%

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio	29,930,551	299,515
PIMCO Short-Term Floating NAV Portfolio III	2,270	23

Total Short-Term Instruments (Cost $299,508)		299,538

Total Investments in Affiliates (Cost $299,508)		299,538

Total Investments 99.7% (Cost $6,719,963)		$6,616,656

Financial Derivative Instruments (g)(i) (0.5%) (Cost or Premiums, net $(7,764))		(33,338)

Other Assets and Liabilities, net 0.8%		54,140

Net Assets 100.0%		$6,637,458

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BRC	(1.500%)	08/08/2013	08/07/2015	$(1,489)	$(1,485)
	(1.500%)	09/20/2013	09/18/2015	(957)	(956)
	(1.000%)	08/14/2013	08/13/2015	(2,308)	(2,305)
	(1.000%)	08/15/2013	08/14/2015	(3,277)	(3,273)
	(1.000%)	10/07/2013	08/14/2015	(2,008)	(2,008)
	(0.750%)	08/26/2013	08/23/2015	(3,314)	(3,312)
IBD	(1.500%)	10/02/2013	09/30/2015	(1,001)	(1,001)

Total Reverse Repurchase Agreements					$(14,340)

(1)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $7,007 at a weighted average interest rate of (0.589%).

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	67

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $12,347 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
BRC	$0	$(13,339)	$0	$0	$(13,339)	$11,278	$(2,061)
IBD	0	(1,001)	0	0	(1,001)	969	(32)

Total Borrowings and Other Financing Transactions	$0	$(14,340)	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	159	$(435)	$5	$0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	278	548	13	0

Total Futures Contracts				$113	$18	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.EM-19 5-Year Index	(5.000%)	06/20/2018	$14,000	$(1,148)	$161	$0	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$14,000	$1,148	$(56)	$7	$0
CDX.EM-20 5-Year Index	5.000%	12/20/2018	47,200	4,614	(595)	13	0

				$5,762	$(651)	$20	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	$110,000	$(1,990)	$(1,824)	$51	$0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	78,100	4,654	3,200	0	(46)

					$2,664	$1,376	$51	$(46)

Total Swap Agreements					$7,278	$886	$71	$(54)

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $112 and cash of $11,608 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$18	$71	$89	$0	$0	$ (54)	$ (54)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	12/2013	MXN	431,081	$		33,677	$950	$0

BPS	11/2013		198,995			15,539	382	0
	12/2013	$	10,708		MXN	139,814	0	(93)

BRC	10/2013	BRL	16,745	$		7,467	0	(88)
	10/2013	INR	692,146			11,364	363	0
	10/2013	RUB	893,508			27,719	166	0
	10/2013	TRY	2,714			1,430	88	0
	10/2013	$	7,509		BRL	16,745	46	0
	10/2013		1,092		EUR	823	21	0
	11/2013	MXN	124,219	$		9,704	243	0

CBK	10/2013	EUR	76,079			101,454	0	(1,469)
	10/2013	TRY	6,606			3,355	90	0
	10/2013	$	29,297		RUB	932,640	0	(537)

DUB	10/2013	INR	602,344	$		9,948	375	0
	10/2013	$	75,327		EUR	55,937	347	0
	10/2013		839		ZAR	8,091	0	(34)
	10/2013	ZAR	8,091	$		808	3	0
	11/2013	EUR	55,176			74,327	0	(324)
	01/2014	ZAR	8,091			827	34	0

FBF	10/2013	BRL	17,390			7,798	0	(48)
	10/2013	COP	274,988			147	3	0
	10/2013	$	7,302		BRL	17,390	544	0
	10/2013		4,686		IDR	53,187,500	0	(108)
	11/2013		19,087		BRL	44,318	753	0
	01/2014	IDR	53,187,500	$		4,546	92	0

GLM	10/2013	$	1,816		EUR	1,342	0	0
	10/2013		4,701		IDR	53,187,500	0	(123)
	12/2013	IDR	53,187,500		$	4,617	113	0

HUS	10/2013	RUB	39,132			1,209	2	0
	10/2013	$	35,129		INR	2,072,239	0	(2,194)
	01/2014		1,189		RUB	39,132	0	(4)

JPM	10/2013	INR	625,517		$	10,318	376	0
	10/2013	TRY	217			110	3	0
	10/2013	$	23,926		EUR	17,977	395	0
	10/2013		4,688		IDR	53,187,500	0	(110)
	10/2013		5,078		TRY	9,277	0	(492)
	11/2013	IDR	53,187,500		$	4,647	93	0
	11/2013	MXN	177,597			13,876	357	0
	12/2013	$	5,588		MXN	74,091	37	0

MSC	10/2013	BRL	25,044		$	10,372	0	(928)
	10/2013	MXN	163,548			12,900	436	0
	10/2013	$	11,221		BRL	25,044	80	(1)
	11/2013	BRL	7,654		$	3,352	0	(75)
	12/2013	MXN	750,938			58,370	1,349	0
	01/2014	BRL	16,745			7,409	9	0

RYL	11/2013	EUR	925			1,253	1	0
	12/2013	GBP	3,053			4,769	0	(171)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	69

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	10/2013	IDR	159,562,500	$	14,843	$1,110	$0
	10/2013	INR	66,662		1,092	34	0

Total Forward Foreign Currency Contracts						$8,895	$(6,799)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$ 194,100	$(718)	$(93)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	109,000	(458)	(52)

							$(1,176)	$(145)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$	9,100	$(117)	$(11)

Total Written Options							$(1,293)	$(156)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount	Premiums
Balance at 03/31/2013	584	$890,450	$(3,484)
Sales	556	717,010	(5,834)
Closing Buys	(292)	(736,000)	2,767
Expirations	(278)	(526,250)	4,843
Exercised	(570)	(33,010)	415

Balance at 09/30/2013	0	$312,200	$(1,293)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2021	2.038%	$300	$(13)	$(8)	$0	$(21)
	Brazil Government International Bond	1.000%	09/20/2021	2.056%	28,000	(1,487)	(556)	0	(2,043)
	Export-Import Bank of China	1.000%	09/20/2016	0.559%	3,800	(108)	158	50	0
	Italy Government International Bond	1.000%	12/20/2013	0.977%	3,800	(12)	13	1	0
	Philippines Government International Bond	1.000%	03/20/2015	0.350%	7,000	(201)	271	70	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	5,500	0	95	95	0
	South Africa Government International Bond	1.000%	09/20/2014	0.703%	13,400	(7)	50	43	0
	South Africa Government International Bond	1.000%	03/20/2016	1.269%	18,800	81	(198)	0	(117)

BPS	Philippines Government International Bond	1.000%	09/20/2015	0.460%	10,500	(224)	339	115	0

BRC	Brazil Government International Bond	1.000%	03/20/2018	1.599%	5,700	(80)	(65)	0	(145)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%	15,000	(286)	(152)	0	(438)
	Brazil Government International Bond	1.000%	09/20/2021	2.056%	28,000	(1,069)	(975)	0	(2,044)
	Mexico Government International Bond	1.000%	09/20/2021	1.539%	10,748	(635)	226	0	(409)
	Peru Government International Bond	1.000%	09/20/2015	0.874%	5,000	(56)	70	14	0
	Philippines Government International Bond	1.000%	03/20/2015	0.350%	20,000	(576)	774	198	0
	Venezuela Government International Bond	5.000%	03/20/2018	9.260%	3,300	(85)	(396)	0	(481)

CBK	Brazil Government International Bond	1.000%	03/20/2016	1.120%	2,800	(14)	7	0	(7)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%	10,000	(191)	(101)	0	(292)
	China Government International Bond	1.000%	12/20/2016	0.486%	3,000	(143)	193	50	0
	Indonesia Government International Bond	2.290%	12/20/2016	1.701%	1,300	0	25	25	0
	Mexico Government International Bond	1.000%	09/20/2018	1.180%	8,300	(66)	(3)	0	(69)
	Mexico Government International Bond	1.000%	03/20/2021	1.503%	1,100	(50)	13	0	(37)
	Rosneft Oil Co.	1.000%	03/20/2014	1.089%	2,700	(15)	15	0	(0)
	Rosneft Oil Co.	1.000%	06/20/2014	1.089%	500	(2)	2	0	(0)
	Rosneft Oil Co.	1.000%	03/20/2015	1.441%	18,000	(468)	358	0	(110)

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.930%	$7,200	$14	$(4)	$10	$0
	Brazil Government International Bond	1.000%	06/20/2017	1.440%	10,900	(325)	155	0	(170)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%	4,300	(68)	(57)	0	(125)
	China Government International Bond	1.000%	12/20/2016	0.486%	2,500	(111)	153	42	0
	Colombia Government International Bond	1.000%	09/20/2016	0.909%	10,000	(34)	64	30	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.370%	3,500	16	1	17	0
	Mexico Government International Bond	1.000%	09/20/2021	1.539%	4,000	(157)	5	0	(152)
	Morgan Stanley	1.000%	06/20/2014	0.396%	3,500	15	2	17	0
	Petrobras International Finance Co.	1.000%	12/20/2013	1.039%	17,500	13	(9)	4	0
	Petrobras International Finance Co.	1.000%	09/20/2014	1.250%	30,000	(212)	148	0	(64)
	Philippines Government International Bond	1.000%	03/20/2015	0.350%	10,000	(301)	401	100	0
	Philippines Government International Bond	1.000%	09/20/2015	0.460%	17,000	(417)	603	186	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	300	(3)	8	5	0
	South Africa Government International Bond	1.000%	06/20/2016	1.344%	400	(4)	1	0	(3)
	South Africa Government International Bond	1.000%	12/20/2017	1.702%	29,100	(986)	168	0	(818)

FBF	China Government International Bond	1.000%	12/20/2016	0.486%	2,900	(143)	192	49	0
	Colombia Government International Bond	1.000%	09/20/2015	0.740%	6,500	(147)	182	35	0
	Egypt Government International Bond	1.000%	06/20/2016	6.533%	7,200	(752)	(219)	0	(971)
	Indonesia Government International Bond	1.000%	06/20/2021	3.100%	4,000	(257)	(274)	0	(531)

GST	Brazil Government International Bond	1.000%	03/20/2015	0.857%	11,200	45	(18)	27	0
	Indonesia Government International Bond	1.000%	09/20/2021	3.128%	5,000	(489)	(198)	0	(687)
	Philippines Government International Bond	1.000%	09/20/2015	0.460%	15,000	(382)	547	165	0
	Russia Government International Bond	1.000%	03/20/2018	1.584%	51,300	(534)	(733)	0	(1,267)
	Russia Government International Bond	1.000%	09/20/2018	1.709%	15,300	(694)	188	0	(506)
	South Africa Government International Bond	1.000%	12/20/2017	1.702%	19,000	(659)	125	0	(534)
	Venezuela Government International Bond	5.000%	03/20/2018	9.260%	2,200	(66)	(255)	0	(321)

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.857%	14,700	67	(32)	35	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%	17,900	(144)	55	0	(89)
	Brazil Government International Bond	1.000%	06/20/2018	1.656%	3,300	(49)	(47)	0	(96)
	Brazil Government International Bond	1.000%	03/20/2021	2.019%	18,100	(846)	(365)	0	(1,211)
	Mexico Government International Bond	1.000%	09/20/2018	1.180%	15,000	(72)	(52)	0	(124)
	Mexico Government International Bond	1.000%	03/20/2021	1.503%	8,000	(368)	98	0	(270)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	17,500	(605)	348	0	(257)
	Philippines Government International Bond	1.000%	09/20/2015	0.460%	7,800	(168)	253	85	0
	Philippines Government International Bond	1.000%	12/20/2015	0.496%	1,100	(21)	34	13	0
	Russia Government International Bond	1.000%	06/20/2018	1.650%	25,000	(769)	46	0	(723)
	Russia Government International Bond	1.000%	06/20/2023	2.260%	7,500	(751)	(1)	0	(752)
	South Africa Government International Bond	1.000%	03/20/2018	1.780%	27,700	(586)	(326)	0	(912)
	South Africa Government International Bond	1.000%	03/20/2023	2.458%	1,190	(123)	(12)	0	(135)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.985%	300	(4)	5	1	0
	Brazil Government International Bond	1.000%	09/20/2018	1.707%	5,000	(213)	48	0	(165)
	Brazil Government International Bond	1.000%	12/20/2019	1.896%	1,300	(49)	(17)	0	(66)
	Brazil Government International Bond	1.000%	09/20/2021	2.056%	7,500	(335)	(212)	0	(547)
	China Government International Bond	1.000%	12/20/2016	0.486%	12,400	(602)	810	208	0
	Colombia Government International Bond	1.000%	09/20/2015	0.740%	27,600	(679)	829	150	0
	Colombia Government International Bond	1.000%	09/20/2016	0.909%	5,000	(17)	32	15	0
	Indonesia Government International Bond	1.000%	03/20/2015	1.056%	10,400	(433)	428	0	(5)
	Kazakhstan Government International Bond	1.000%	03/20/2016	1.140%	10,000	(289)	257	0	(32)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	3,000	(86)	42	0	(44)
	Philippines Government International Bond	1.000%	03/20/2015	0.350%	20,000	(612)	810	198	0
	Philippines Government International Bond	1.000%	09/20/2015	0.460%	15,000	(375)	540	165	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	300	(2)	7	5	0
	Russia Government International Bond	1.000%	09/20/2018	1.709%	6,100	(185)	(16)	0	(201)
	South Africa Government International Bond	1.000%	09/20/2014	0.703%	9,700	0	31	31	0
	Spain Government International Bond	1.000%	12/20/2013	0.742%	6,600	(47)	53	6	0

MYC	Brazil Government International Bond	1.000%	06/20/2018	1.656%	11,800	(179)	(166)	0	(345)
	Export-Import Bank of China	1.000%	09/20/2016	0.559%	4,000	(110)	163	53	0
	Mexico Government International Bond	1.000%	09/20/2018	1.180%	1,600	(17)	4	0	(13)
	Peru Government International Bond	1.960%	10/20/2016	1.069%	3,000	0	107	107	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	400	(14)	8	0	(6)
	South Africa Government International Bond	1.000%	03/20/2018	1.780%	23,700	(501)	(279)	0	(780)

RYL	Republic of Korea	1.000%	12/20/2015	0.291%	1,000	1	15	16	0

UAG	Brazil Government International Bond	1.030%	07/20/2017	1.461%	3,875	0	(54)	0	(54)
	Colombia Government International Bond	1.000%	09/20/2015	0.740%	8,000	(181)	225	44	0
	Indonesia Government International Bond	1.000%	06/20/2021	3.100%	1,300	(86)	(87)	0	(173)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%	12,900	(154)	244	90	0
	Philippines Government International Bond	1.000%	03/20/2015	0.350%	28,000	(859)	1,137	278	0
	Qatar Government International Bond	1.000%	12/20/2014	0.200%	2,000	(28)	48	20	0
	Turkey Government International Bond	1.000%	03/20/2015	1.331%	18,500	(623)	539	0	(84)

						$(23,459)	$6,881	$2,868	$(19,446)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	71

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.EM-20 5-Year Index	5.000%	12/20/2018	$33,900	$ 3,690	$(381)	$3,309	$0

BRC	CDX.EM-19 5-Year Index	5.000%	06/20/2018	6,100	524	(28)	496	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	13,800	1,473	(126)	1,347	0
CBK	CDX.EM-20 5-Year Index	5.000%	12/20/2018	8,700	922	13	935	0

DUB	CDX.EM-20 5-Year Index	5.000%	12/20/2018	39,815	4,524	(637)	3,887	0

GST	CDX.EM-20 5-Year Index	5.000%	12/20/2018	35,300	3,861	(415)	3,446	0

HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	2,300	200	(13)	187	0
	CDX.EM-20 5-Year Index	5.000%	12/20/2018	16,800	1,761	(121)	1,640	0
JPM	CDX.EM-20 5-Year Index	5.000%	12/20/2018	11,600	1,224	(91)	1,133	0

					$ 18,179	$(1,799)	$16,380	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	142,400	$178	$(1,369)	$0	$(1,191)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		330,900	(988)	(7,103)	0	(8,091)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		3,300	(2)	(60)	0	(62)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	308,000	(463)	(1,080)	0	(1,543)

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017	BRL	9,700	29	(268)	0	(239)

BRC	Pay	1-Year BRL-CDI	10.400%	01/02/2017		12,500	(2)	(79)	0	(81)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	340,000	185	(1,886)	0	(1,701)
	Pay	28-Day MXN-TIIE	7.340%	01/28/2015	MXN	157,200	0	552	552	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		539,000	593	692	1,285	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		164,900	(36)	308	272	0

DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017	BRL	163,300	0	(4,575)	0	(4,575)
	Pay	1-Year BRL-CDI	8.600%	01/02/2017		1,200	1	(30)	0	(29)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		60,700	0	(1,095)	0	(1,095)
	Pay	28-Day MXN-TIIE	7.780%	04/09/2019	MXN	8,700	6	68	74	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		425,000	(246)	(1,884)	0	(2,130)

FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	75,000	(9)	(1,911)	0	(1,920)

GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017		89,600	235	(2,301)	0	(2,066)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022	MXN	280,100	92	(1,114)	0	(1,022)

HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	255,000	81	(7,038)	0	(6,957)
	Pay	28-Day MXN-TIIE	7.330%	01/28/2015	MXN	65,400	(5)	233	228	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		409,185	41	934	975	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		532,700	(181)	1,061	880	0

JPM	Pay	1-Year BRL-CDI	8.650%	01/02/2017	BRL	800	1	(20)	0	(19)

MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017		145,000	(195)	(3,956)	0	(4,151)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		50,000	3	(1,260)	0	(1,257)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	381,000	(207)	836	629	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		224,150	145	376	521	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		332,000	(488)	(1,176)	0	(1,664)

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	4,900	(5)	(137)	0	(142)
	Pay	1-Year BRL-CDI	8.650%	01/02/2017		25,000	46	(642)	0	(596)

							$(1,191)	$(33,924)	$5,416	$(40,531)

Total Swap Agreements							$(6,471)	$(28,842)	$24,664	$(59,977)

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $37,642 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$950	$0	$3,568	$4,518	$0	$0	$(13,068)	$(13,068)	$(8,550)	$9,660	$1,110
BPS	382	0	115	497	(93)	0	(239)	(332)	165	(280)	(115)
BRC	927	0	4,164	5,091	(88)	0	(5,299)	(5,387)	(296)	0	(296)
CBK	90	0	1,010	1,100	(2,006)	(11)	(515)	(2,532)	(1,432)	1,657	225
DUB	759	0	4,372	5,131	(358)	0	(9,161)	(9,519)	(4,388)	3,841	(547)
FBF	1,392	0	84	1,476	(156)	0	(3,422)	(3,578)	(2,102)	2,452	350
GLM	113	0	0	113	(123)	(93)	(3,088)	(3,304)	(3,191)	3,162	(29)
GST	0	0	3,638	3,638	0	0	(3,315)	(3,315)	323	(530)	(207)
HUS	2	0	4,043	4,045	(2,198)	0	(11,526)	(13,724)	(9,679)	9,956	277
JPM	1,261	0	1,912	3,173	(602)	0	(1,079)	(1,681)	1,492	(730)	762
MSC	1,874	0	0	1,874	(1,004)	0	0	(1,004)	870	(3,168)	(2,298)
MYC	0	0	1,310	1,310	0	(52)	(8,216)	(8,268)	(6,958)	4,159	(2,799)
RYL	1	0	16	17	(171)	0	0	(171)	(154)	0	(154)
UAG	1,144	0	432	1,576	0	0	(1,049)	(1,049)	527	(160)	367

Total Over the Counter	$8,895	$0	$24,664	$33,559	$(6,799)	$(156)	$(59,977)	$(66,932)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$18	$18
Swap Agreements	0	20	0	0	51	71

	$0	$20	$0	$0	$69	$89

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,895	$0	$8,895
Swap Agreements	0	19,248	0	0	5,416	24,664

	$0	$19,248	$0	$8,895	$5,416	$33,559

	$0	$19,268	$0	$8,895	$5,485	$33,648

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$8	$0	$0	$46	$54

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,799	$0	$6,799
Written Options	0	0	0	0	156	156
Swap Agreements	0	19,446	0	0	40,531	59,977

	$0	$19,446	$0	$6,799	$40,687	$66,932

	$0	$19,454	$0	$6,799	$40,733	$66,986

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$183	$183
Futures	0	0	0	0	(1,058)	(1,058)
Swap Agreements	0	273	0	0	1,046	1,319

	$0	$273	$0	$0	$171	$444

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,623	$0	$13,623
Written Options	0	0	0	0	839	839
Swap Agreements	0	6,746	0	0	2,557	9,303

	$0	$6,746	$0	$13,623	$3,396	$23,765

	$0	$7,019	$0	$13,623	$3,567	$24,209

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(90)	$(90)
Futures	0	0	0	0	(1,861)	(1,861)
Swap Agreements	0	(379)	0	0	2,594	2,215

	$0	$(379)	$0	$0	$643	$264

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,912)	$0	$(14,912)
Written Options	0	0	0	0	(422)	(422)
Swap Agreements	0	(6,082)	0	0	(35,230)	(41,312)

	$0	$(6,082)	$0	$(14,912)	$(35,652)	$(56,646)

	$0	$(6,461)	$0	$(14,912)	$(35,009)	$(56,382)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Armenia
Sovereign Issues	$0	$11,257	$0	$11,257
Austria
Corporate Bonds & Notes	0	2,442	0	2,442
Bermuda
Corporate Bonds & Notes	0	45,969	0	45,969
Brazil
Corporate Bonds & Notes	0	639,424	0	639,424
Sovereign Issues	0	125,012	0	125,012
Canada
Corporate Bonds & Notes	0	12,170	0	12,170
Cayman Islands
Corporate Bonds & Notes	0	128,457	8,990	137,447
Chile
Corporate Bonds & Notes	0	64,075	0	64,075
Sovereign Issues	0	1,799	0	1,799
China
Corporate Bonds & Notes	0	38,485	0	38,485
Colombia
Corporate Bonds & Notes	0	122,352	0	122,352
Sovereign Issues	0	32,616	0	32,616
Costa Rica
Sovereign Issues	0	21,978	0	21,978
Croatia
Corporate Bonds & Notes	0	1,905	0	1,905
Dominican Republic
Corporate Bonds & Notes	0	10,918	0	10,918
El Salvador
Sovereign Issues	0	77,189	0	77,189
Gabon
Sovereign Issues	0	12,232	0	12,232

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Guatemala
Sovereign Issues	$0	$28,869	$0	$28,869
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	11,374	11,374
Hong Kong
Corporate Bonds & Notes	0	20,783	0	20,783
Hungary
Sovereign Issues	0	2,541	0	2,541
India
Corporate Bonds & Notes	0	45,729	0	45,729
Indonesia
Corporate Bonds & Notes	0	150,638	0	150,638
Sovereign Issues	0	226,309	0	226,309
Ireland
Corporate Bonds & Notes	0	357,723	0	357,723
Israel
Corporate Bonds & Notes	0	2,980	0	2,980
Sovereign Issues	0	1,078	0	1,078
Kazakhstan
Corporate Bonds & Notes	0	242,209	0	242,209
Lithuania
Sovereign Issues	0	2,866	0	2,866
Luxembourg
Corporate Bonds & Notes	0	528,190	0	528,190
Malaysia
Corporate Bonds & Notes	0	23,015	0	23,015
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	600,276	0	600,276
Sovereign Issues	0	153,437	0	153,437
Mongolia
Sovereign Issues	0	28,273	0	28,273

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Morocco
Sovereign Issues	$0	$32,822	$0	$32,822
Netherlands
Corporate Bonds & Notes	0	25,443	0	25,443
Panama
Corporate Bonds & Notes	0	11,426	0	11,426
Sovereign Issues	0	56,389	0	56,389
Peru
Corporate Bonds & Notes	0	16,494	0	16,494
Sovereign Issues	0	41,928	0	41,928
Philippines
Corporate Bonds & Notes	0	26,673	0	26,673
Sovereign Issues	0	8,725	0	8,725
Poland
Sovereign Issues	0	27,864	0	27,864
Qatar
Corporate Bonds & Notes	0	43,105	0	43,105
Sovereign Issues	0	33,941	0	33,941
Russia
Corporate Bonds & Notes	0	68,537	0	68,537
Sovereign Issues	0	358,594	0	358,594
Senegal
Sovereign Issues	0	16,603	0	16,603
Serbia
Sovereign Issues	0	4,189	0	4,189
Singapore
Corporate Bonds & Notes	0	716	0	716
South Africa
Corporate Bonds & Notes	0	46,998	0	46,998
Sovereign Issues	0	36,484	0	36,484
South Korea
Corporate Bonds & Notes	0	71,135	0	71,135
Sovereign Issues	0	13,309	0	13,309
Spain
Corporate Bonds & Notes	0	1,339	0	1,339
Sovereign Issues	0	23,291	0	23,291
Sri Lanka
Corporate Bonds & Notes	0	13,995	0	13,995
Sovereign Issues	0	11,941	0	11,941
Thailand
Corporate Bonds & Notes	0	12,596	0	12,596
Trinidad and Tobago
Corporate Bonds & Notes	0	24,435	0	24,435
Tunisia
Sovereign Issues	0	11,330	0	11,330
Turkey
Corporate Bonds & Notes	0	32,173	0	32,173
Sovereign Issues	0	210,419	0	210,419
Ukraine
Sovereign Issues	0	23,640	0	23,640

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
United Arab Emirates
Corporate Bonds & Notes	$0	$23,076	$0	$23,076
United Kingdom
Corporate Bonds & Notes	0	11,027	0	11,027
United States
Asset-Backed Securities	0	630	0	630
Corporate Bonds & Notes	0	51,287	0	51,287
Mortgage-Backed Securities	0	30,967	0	30,967
U.S. Government Agencies	0	231	0	231
Uruguay
Sovereign Issues	0	44,627	0	44,627
Venezuela
Corporate Bonds & Notes	0	411,484	0	411,484
Sovereign Issues	0	371,521	0	371,521
Vietnam
Sovereign Issues	0	13,967	0	13,967
Virgin Islands (British)
Corporate Bonds & Notes	0	140,029	0	140,029
Zambia
Sovereign Issues	0	11,088	0	11,088
Short-Term Instruments
Commercial Paper	0	10,897	0	10,897
Mexico Treasury Bills	0	67,606	0	67,606
U.S. Treasury Bills	0	38,587	0	38,587
	$0	$6,296,754	$20,364	$6,317,118

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$299,538	$0	$0	$299,538

Total Investments	$299,538	$6,296,754	$20,364	$6,616,656

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	71	0	89
Over the counter	0	33,559	0	33,559
	$18	$33,630	$0	$33,648

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(54)	0	(54)
Over the counter	0	(66,921)	(11)	(66,932)
	$0	$(66,975)	$(11)	$(66,986)

Totals	$299,556	$6,263,409	$20,353	$6,583,318

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$9,709	$0	$(510)	$161	$85	$(455)	$0	$0	$8,990	$(416)
Guernsey, Channel Islands
Corporate Bonds & Notes	12,578	0	(355)	0	0	(849)	0	0	11,374	(823)
Indonesia
Bank Loan Obligations	2,907	0	(2,884)	25	145	(193)	0	0	0	0
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0

	$25,194	$0	$(3,749)	$186	$230	$(1,497)	$0	$0	$20,364	$(1,239)

Financial Derivative Instruments - Liabilities
Over the counter	$(1,221)	$2,592	$0	$0	$(2,463)	$1,081	$0	$0	$(11)	$6

Totals	$23,973	$2,592	$(3,749)	$186	$(2,233)	$(416)	$0	$0	$20,353	$(1,233)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$8,990	Benchmark Pricing	Base Price	52.00-91.00
Guernsey, Channel Islands
Corporate Bonds & Notes	11,374	Third Party Vendor	Broker Quote	100.25
Mexico
Common Stocks	0	Other Valuation Techniques(3)	—	—

Financial Derivative Instruments - Liabilities
Over the counter	(11)	Indicative Market Quotation	Broker Quote	0.12

Total	$20,353

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.3%

AUSTRIA 0.9%

CORPORATE BONDS & NOTES 0.9%
OGX Austria GmbH
8.375% due 04/01/2022		$1,590	$262
Sappi Papier Holding GmbH
6.625% due 04/15/2021		4,880	4,587
7.500% due 06/15/2032		1,400	1,085
7.750% due 07/15/2017		5,940	6,207
8.375% due 06/15/2019		420	441

Total Austria (Cost $13,550)			12,582

AZERBAIJAN 0.5%

CORPORATE BONDS & NOTES 0.5%
State Oil Co. of the Azerbaijan Republic
4.750% due 03/13/2023		$7,800	7,344

Total Azerbaijan (Cost $7,886)			7,344

BARBADOS 0.1%

CORPORATE BONDS & NOTES 0.1%
Columbus International, Inc.
11.500% due 11/20/2014		$1,100	1,188

Total Barbados (Cost $1,195)			1,188

BERMUDA 3.9%

CORPORATE BONDS & NOTES 3.9%
Alliance Oil Co. Ltd.
7.000% due 05/04/2020		$700	700
9.875% due 03/11/2015		21,400	22,952
China Resources Gas Group Ltd.
4.500% due 04/05/2022		3,900	3,872
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		3,300	3,380
Digicel Group Ltd.
8.250% due 09/30/2020		3,965	4,124
Digicel Ltd.
7.000% due 02/15/2020		800	800
8.250% due 09/01/2017		5,300	5,518
FPMH Finance Ltd.
7.375% due 07/24/2017		2,175	2,387
Noble Group Ltd.
6.625% due 08/05/2020		1,500	1,545
Qtel International Finance Ltd.
3.250% due 02/21/2023		3,560	3,240
4.750% due 02/16/2021		3,000	3,165

Total Bermuda (Cost $51,665)			51,683

BRAZIL 14.5%

CORPORATE BONDS & NOTES 14.2%
Banco ABC Brasil S.A.
7.875% due 04/08/2020		$8,800	8,844
Banco BTG Pactual S.A.
4.875% due 07/08/2016		6,200	6,401
Banco do Brasil S.A.
3.750% due 07/25/2018	EUR	4,400	5,996
3.875% due 10/10/2022		$6,700	5,812
6.250% due 04/15/2024 (d)		3,300	2,731
9.250% due 04/15/2023 (d)		7,315	7,790
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022		7,710	7,662
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Panamericano S.A.
5.500% due 08/04/2015	$4,000	$4,073
8.500% due 04/23/2020	3,060	3,168
Banco Safra S.A.
6.750% due 01/27/2021	700	726
Banco Santander Brasil S.A.
4.250% due 01/14/2016	4,000	4,110
4.625% due 02/13/2017	14,150	14,645
Banco Votorantim S.A.
5.250% due 02/11/2016	2,300	2,380
7.375% due 01/21/2020	5,590	5,856
BM&FBovespa S.A.
5.500% due 07/16/2020	1,600	1,657
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (d)	3,155	3,122
BR Properties S.A.
9.000% due 10/07/2015 (d)	4,110	4,008
Braskem Finance Ltd.
5.750% due 04/15/2021	3,500	3,447
7.000% due 05/07/2020	1,700	1,802
BRF S.A.
5.875% due 06/06/2022	2,500	2,494
Caixa Economica Federal
4.500% due 10/03/2018 (a)	3,600	3,586
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	1,500	1,457
6.875% due 07/30/2019	2,700	2,875
Cielo S.A.
3.750% due 11/16/2022	13,780	11,885
CSN Resources S.A.
6.500% due 07/21/2020	2,880	2,887
Embraer Overseas Ltd.
5.696% due 09/16/2023	1,342	1,315
Embraer S.A.
5.150% due 06/15/2022	3,705	3,603
Itau Unibanco Holding S.A.
5.500% due 08/06/2022	3,220	3,027
6.200% due 12/21/2021	360	362
JBS S.A.
10.500% due 08/04/2016	300	329
Minerva Luxembourg S.A.
7.750% due 01/31/2023	3,600	3,402
Oi S.A.
5.750% due 02/10/2022	4,400	3,894
Petrobras International Finance Co.
5.750% due 01/20/2020	8,110	8,470
5.875% due 03/01/2018	2,400	2,584
7.875% due 03/15/2019	11,900	13,760
8.375% due 12/10/2018	800	961
QGOG Constellation S.A.
6.250% due 11/09/2019	2,000	1,905
Raizen Fuels Finance Ltd.
9.500% due 08/15/2014	2,450	2,617
Telemar Norte Leste S.A.
5.500% due 10/23/2020	3,044	2,709
Tonon Bioenergia S.A.
9.250% due 01/24/2020	5,850	5,186
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019	2,820	2,753
Vale Overseas Ltd.
4.375% due 01/11/2022	3,100	3,003
6.875% due 11/21/2036	3,180	3,241
6.875% due 11/10/2039	1,000	1,017
Votorantim Cimentos S.A.
7.250% due 04/05/2041	3,700	3,408

		187,470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016	$3,500	$3,519

Total Brazil (Cost $201,818)		190,989

CANADA 0.9%

CORPORATE BONDS & NOTES 0.9%
Harvest Operations Corp.
2.125% due 05/14/2018 (f)	$2,300	2,237
6.875% due 10/01/2017	500	537
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023	9,675	8,720

Total Canada (Cost $12,558)		11,494

CAYMAN ISLANDS 8.8%

CORPORATE BONDS & NOTES 8.8%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	$1,425	1,510
Agile Property Holdings Ltd.
8.875% due 04/28/2017	5,300	5,591
9.875% due 03/20/2017	4,300	4,676
Baidu, Inc.
3.250% due 08/06/2018	9,000	9,020
3.500% due 11/28/2022	2,700	2,484
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	9,000	9,135
5.750% due 01/18/2017	12,720	13,594
BFF International Ltd.
7.250% due 01/28/2020	600	666
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018	2,000	1,913
Country Garden Holdings Co. Ltd.
7.500% due 01/10/2023	900	871
10.500% due 08/11/2015	1,125	1,247
11.125% due 02/23/2018	2,520	2,822
11.250% due 04/22/2017	300	326
DP World Sukuk Ltd.
6.250% due 07/02/2017	7,600	8,341
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	5,300	5,632
Greentown China Holdings Ltd.
8.500% due 02/04/2018	5,890	6,140
Interoceanica Finance Ltd.
0.000% due 11/30/2018	2,655	2,417
0.000% due 11/30/2025	83	61
0.000% due 05/15/2030	570	299
JBS Finance Ltd.
8.250% due 01/29/2018	3,720	3,813
Kaisa Group Holdings Ltd.
10.250% due 01/08/2020	300	305
Longfor Properties Co. Ltd.
6.875% due 10/18/2019	1,065	1,078
MCE Finance Ltd.
5.000% due 02/15/2021	5,200	5,005
Mongolian Mining Corp.
8.875% due 03/29/2017	6,560	5,002
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2022	4,300	4,418
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	3,819	3,525
QNB Finance Ltd.
2.125% due 02/14/2018	500	490
2.875% due 04/29/2020	600	578

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Raizen Energy Finance Ltd.
7.000% due 02/01/2017		$1,000	$1,118
Shimao Property Holdings Ltd.
6.625% due 01/14/2020		4,000	3,890
Sunac China Holdings Ltd.
12.500% due 10/16/2017		5,670	6,322
Tencent Holdings Ltd.
4.625% due 12/12/2016		500	538
Voto-Votorantim Ltd.
6.750% due 04/05/2021		1,180	1,269
Want Want China Finance Ltd.
1.875% due 05/14/2018		1,530	1,465

Total Cayman Islands (Cost $116,775)			115,561

CHILE 1.2%

CORPORATE BONDS & NOTES 1.2%
Automotores Gildemeister S.A.
6.750% due 01/15/2023		$4,000	3,140
Banco de Credito e Inversiones
4.000% due 02/11/2023		3,100	2,840
Banco Santander Chile
3.875% due 09/20/2022		4,900	4,556
Corpbanca S.A.
3.125% due 01/15/2018		1,900	1,742
E.CL S.A.
5.625% due 01/15/2021		1,110	1,140
Embotelladora Andina S.A.
5.000% due 10/01/2023 (a)		2,200	2,222

Total Chile (Cost $16,790)			15,640

CHINA 1.1%

CORPORATE BONDS & NOTES 1.1%
China Railway Resources Huitung Ltd.
3.850% due 02/05/2023		$2,200	2,045
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023 (a)		10,400	10,537
CRCC Yuxiang Ltd.
3.500% due 05/16/2023		2,500	2,273

Total China (Cost $14,910)			14,855

COLOMBIA 3.3%

CORPORATE BONDS & NOTES 3.3%
Banco de Bogota S.A.
5.000% due 01/15/2017		$3,900	4,041
Bancolombia S.A.
5.950% due 06/03/2021		10,940	11,159
Ecopetrol S.A.
4.250% due 09/18/2018		900	928
5.875% due 09/18/2023		8,700	9,070
7.375% due 09/18/2043		7,500	8,137
Grupo Aval Ltd.
4.750% due 09/26/2022		6,200	5,580
5.250% due 02/01/2017		1,500	1,560
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022		3,000	3,023

Total Colombia (Cost $44,287)			43,498

CROATIA 0.6%

CORPORATE BONDS & NOTES 0.6%
Agrokor d.d.
8.875% due 02/01/2020		$4,600	4,910
9.125% due 02/01/2020	EUR	570	837

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 12/07/2016	EUR	700	$1,006
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$800	824

Total Croatia (Cost $7,532)			7,577

CURACAO 0.1%

CORPORATE BONDS & NOTES 0.1%
Voto-Votorantim Overseas Trading Operations NV
6.625% due 09/25/2019		$1,000	1,100

Total Curacao (Cost $1,129)			1,100

CZECH REPUBLIC 1.4%

CORPORATE BONDS & NOTES 1.4%
EP Energy A/S
4.375% due 05/01/2018	EUR	8,500	11,713
RPG Byty s.r.o.
6.750% due 05/01/2020		5,600	7,443

Total Czech Republic (Cost $18,761)			19,156

DOMINICAN REPUBLIC 0.7%

CORPORATE BONDS & NOTES 0.7%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$8,985	9,255

Total Dominican Republic (Cost $9,227)			9,255

GERMANY 0.3%

CORPORATE BONDS & NOTES 0.3%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020		$3,310	3,426

Total Germany (Cost $3,461)			3,426

GUATEMALA 0.4%

CORPORATE BONDS & NOTES 0.4%
Industrial Senior Trust
5.500% due 11/01/2022		$5,700	5,230

Total Guatemala (Cost $5,694)			5,230

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$3,588	3,597

Total Guernsey, Channel Islands (Cost $3,664)			3,597

HONG KONG 1.2%

CORPORATE BONDS & NOTES 1.2%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$550	567
CNOOC Finance Ltd.
1.750% due 05/09/2018		1,300	1,258
4.250% due 01/26/2021		1,700	1,729
CNPC General Capital Ltd.
3.400% due 04/16/2023		400	369
Franshion Development Ltd.
6.750% due 04/15/2021		5,970	6,015
Franshion Investment Ltd.
4.700% due 10/26/2017		270	271
Mega Advance Investments Ltd.
5.000% due 05/12/2021		4,000	4,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wharf Finance Ltd.
4.625% due 02/08/2017	$1,120	$1,190
Wheelock Finance Ltd.
3.000% due 03/19/2018	720	709

Total Hong Kong (Cost $16,486)		16,302

INDIA 2.6%

CORPORATE BONDS & NOTES 2.6%
Bharat Petroleum Corp. Ltd.
4.625% due 10/25/2022	$4,000	3,608
Bharti Airtel International Netherlands BV
5.125% due 03/11/2023	4,600	4,163
ICICI Bank Ltd.
4.750% due 11/25/2016	5,500	5,628
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	900	924
5.625% due 08/02/2021	800	788
NTPC Ltd.
5.625% due 07/14/2021	2,470	2,445
ONGC Videsh Ltd.
2.500% due 05/07/2018	1,400	1,302
3.750% due 05/07/2023	3,200	2,648
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	6,350	6,279
State Bank of India
4.125% due 08/01/2017	5,830	5,792
4.500% due 07/27/2015	540	556
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	592

Total India (Cost $36,173)		34,725

INDONESIA 0.4%

CORPORATE BONDS & NOTES 0.4%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017 (f)	$1,400	1,407
Pertamina Persero PT
4.300% due 05/20/2023	3,000	2,580
TBG Global Pte Ltd.
4.625% due 04/03/2018 (f)	900	853

Total Indonesia (Cost $5,359)		4,840

IRELAND 10.0%

CORPORATE BONDS & NOTES 10.0%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	$7,830	8,339
7.875% due 09/25/2017	12,200	13,490
Borets Finance Ltd.
7.625% due 09/26/2018	7,900	7,788
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	11,400	11,431
EDC Finance Ltd.
4.875% due 04/17/2020	16,800	16,086
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.125% due 12/12/2017	22,540	22,540
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	12,900	12,529
MTS International Funding Ltd.
8.625% due 06/22/2020	6,300	7,395
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	8,770	8,068
5.326% due 02/03/2016	1,750	1,861
6.604% due 02/03/2021	100	109

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		$2,000	$1,970
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		600	637
7.748% due 02/02/2021		11,580	12,507
9.125% due 04/30/2018		1,000	1,162
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		1,600	1,656
6.902% due 07/09/2020		3,600	3,960

Total Ireland (Cost $133,792)			131,528

KAZAKHSTAN 1.3%

CORPORATE BONDS & NOTES 1.3%
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019		$16,100	16,945

Total Kazakhstan (Cost $16,596)			16,945

LUXEMBOURG 7.5%

CORPORATE BONDS & NOTES 7.5%
Altice Financing S.A.
7.875% due 12/15/2019		$8,120	8,607
8.000% due 12/15/2019	EUR	4,950	7,132
Altice Finco S.A.
9.875% due 12/15/2020		$730	790
Aralco Finance S.A.
10.125% due 05/07/2020		1,290	1,045
Evraz Group S.A.
7.400% due 04/24/2017		2,720	2,795
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		7,420	6,863
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		225	242
8.146% due 04/11/2018		8,000	9,310
9.250% due 04/23/2019		15,935	19,683
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		3,800	4,018
5.180% due 06/28/2019		11,240	11,763
5.400% due 03/24/2017		8,640	9,223
5.717% due 06/16/2021		700	724
6.125% due 02/07/2022		4,200	4,410
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		1,500	1,472
6.700% due 10/25/2017		2,900	3,107
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		200	222
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		6,670	7,037

Total Luxembourg (Cost $99,404)			98,443

		SHARES
MEXICO 4.0%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		172,485	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.0%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		$5,050	4,646
BBVA Bancomer S.A.
6.500% due 03/10/2021		13,380	13,982

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cemex S.A.B. de C.V.
4.900% due 10/15/2018 (a)		$6,700	$6,718
5.248% due 09/30/2015		4,265	4,414
6.500% due 12/10/2019		2,800	2,765
7.250% due 01/15/2021 (a)		8,600	8,596
9.500% due 06/15/2018		3,600	4,005
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		400	60
Credito Real S.A.B. de C.V.
10.250% due 04/14/2015		1,660	1,776
Empresas ICA S.A.B. de C.V.
8.375% due 07/24/2017		1,000	996
Grupo Bimbo S.A.B. de C.V.
4.500% due 01/25/2022		2,200	2,211
Grupo Cementos de Chihuahua S.A.B. de C.V.
8.125% due 02/08/2020		930	966
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		1,400	1,348
Hipotecaria Su Casita S.A. de C.V.
6.040% due 06/28/2018 ^	MXN	17,999	69
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		$600	678

			53,230

Total Mexico (Cost $57,181)			53,230

MONGOLIA 0.2%

SOVEREIGN ISSUES 0.2%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$2,520	2,394

Total Mongolia (Cost $2,612)			2,394

NETHERLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
Hyva Global BV
8.625% due 03/24/2016		$600	588
Indo Energy Finance BV
7.000% due 05/07/2018		1,610	1,558
Marfrig Holding Europe BV
9.875% due 07/24/2017		4,610	4,541

Total Netherlands (Cost $6,814)			6,687

PANAMA 0.1%

CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,350	1,364

Total Panama (Cost $1,350)			1,364

PARAGUAY 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Continental SAECA
8.875% due 10/15/2017		$2,000	2,133

Total Paraguay (Cost $2,000)			2,133

PERU 2.6%

CORPORATE BONDS & NOTES 2.6%
Banco de Credito del Peru
4.250% due 04/01/2023		$14,760	13,181
5.375% due 09/16/2020		4,550	4,619
BBVA Banco Continental S.A.
5.000% due 08/26/2022		6,830	6,573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corp. Lindley S.A.
4.625% due 04/12/2023	$6,300	$5,717
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022	2,200	2,101
5.375% due 02/02/2022 (f)	1,750	1,671

Total Peru (Cost $36,188)		33,862

PHILIPPINES 0.1%

CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021	$1,100	1,147

Total Philippines (Cost $1,108)		1,147

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027	$330	375

Total Qatar (Cost $404)		375

RUSSIA 5.4%

CORPORATE BONDS & NOTES 5.4%
ALROSA Finance S.A.
7.750% due 11/03/2020	$19,270	21,490
Lukoil International Finance BV
6.125% due 11/09/2020	1,800	1,926
Polyus Gold International Ltd.
5.625% due 04/29/2020	16,190	15,947
SCF Capital Ltd.
5.375% due 10/27/2017	2,450	2,489
Sibur Securities Ltd.
3.914% due 01/31/2018	11,000	10,505
VimpelCom Holdings BV
6.255% due 03/01/2017	4,480	4,726
7.504% due 03/01/2022	13,810	14,587

Total Russia (Cost $72,502)		71,670

SINGAPORE 1.0%

CORPORATE BONDS & NOTES 1.0%
Alam Synergy Pte Ltd.
6.950% due 03/27/2020	$5,300	4,744
DBS Bank Ltd.
3.625% due 09/21/2022	2,600	2,665
STATS ChipPAC Ltd.
5.375% due 03/31/2016	4,120	4,264
Theta Capital Pte. Ltd.
6.125% due 11/14/2020	1,580	1,467

Total Singapore (Cost $13,866)		13,140

SOUTH AFRICA 0.2%

CORPORATE BONDS & NOTES 0.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$1,590	1,429
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	200	200
FirstRand Bank Ltd.
4.375% due 06/09/2016	700	730

Total South Africa (Cost $2,587)		2,359

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	79

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 0.6%

CORPORATE BONDS & NOTES 0.6%
Korea Development Bank
3.000% due 09/14/2022		$1,000	$945
Korea Exchange Bank
3.125% due 06/26/2017		720	741
Korea Finance Corp.
4.625% due 11/16/2021		500	531
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018 (a)		3,300	3,294
4.750% due 07/13/2021		700	745
Shinhan Bank
4.375% due 09/15/2015		430	454
Woori Bank Co. Ltd.
5.875% due 04/13/2021		700	774

Total South Korea (Cost $7,495)			7,484

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%
Eurasian Development Bank
5.000% due 09/26/2020		$4,000	3,974

Total Supranational (Cost $3,932)			3,974

SWEDEN 1.2%

CORPORATE BONDS & NOTES 1.2%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	1,500	2,225
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018		1,900	2,771
Eileme AB
11.625% due 01/31/2020		$5,500	6,435
11.750% due 01/31/2020	EUR	1,300	2,066
PKO Finance AB
4.630% due 09/26/2022		$2,910	2,868

Total Sweden (Cost $15,663)			16,365

THAILAND 1.7%

CORPORATE BONDS & NOTES 1.7%
Bangkok Bank PCL
3.875% due 09/27/2022 (f)		$400	380
5.000% due 10/03/2023 (a)		15,500	15,792
Thai Oil PCL
3.625% due 01/23/2023		7,090	6,401

Total Thailand (Cost $22,741)			22,573

TURKEY 2.9%

CORPORATE BONDS & NOTES 2.9%
Arcelik A/S
5.000% due 04/03/2023		$13,100	11,315
KOC Holding A/S
3.500% due 04/24/2020		8,300	7,130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Turkiye Garanti Bankasi A/S
5.250% due 09/13/2022	$3,650	$3,376
6.250% due 04/20/2021	6,430	6,486
Turkiye Is Bankasi A/S
3.750% due 10/10/2018	6,500	6,061
3.875% due 11/07/2017	4,500	4,337
Yapi ve Kredi Bankasi A/S
5.500% due 12/06/2022	200	172

Total Turkey (Cost $42,100)		38,877

UNITED ARAB EMIRATES 1.9%

CORPORATE BONDS & NOTES 1.9%
Dolphin Energy Ltd.
5.500% due 12/15/2021	$6,690	7,350
DP World Ltd.
6.850% due 07/02/2037	8,100	8,181
Emirates Airline
5.125% due 06/08/2016	8,555	9,058

Total United Arab Emirates (Cost $24,804)		24,589

UNITED KINGDOM 2.1%

CORPORATE BONDS & NOTES 2.1%
Afren PLC
10.250% due 04/08/2019	$700	805
11.500% due 02/01/2016	14,750	16,999
Vedanta Resources PLC
7.125% due 05/31/2023	1,790	1,669
8.250% due 06/07/2021	2,670	2,709
9.500% due 07/18/2018	4,700	5,182

Total United Kingdom (Cost $27,034)		27,364

UNITED STATES 1.7%

CORPORATE BONDS & NOTES 1.7%
American Airlines Pass-Through Trust
7.000% due 07/31/2019	$163	168
Cemex Finance LLC
9.500% due 12/14/2016	1,183	1,261
Gerdau Holdings, Inc.
7.000% due 01/20/2020	3,930	4,205
Hyundai Capital America
3.750% due 04/06/2016	2,675	2,810
NII Capital Corp.
7.625% due 04/01/2021	1,000	715
Southern Copper Corp.
5.250% due 11/08/2042	15,300	12,414
7.500% due 07/27/2035	600	636

		22,209

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.250% due 05/31/2014 (h)	300	300

Total United States (Cost $25,431)		22,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 1.4%

CORPORATE BONDS & NOTES 1.4%
Arcos Dorados Holdings, Inc.
6.625% due 09/27/2023	$3,800	$3,847
FPC Finance Ltd.
6.000% due 06/28/2019	500	500
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,160	4,098
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,400	2,753
PCCW-HKT Capital Ltd.
5.250% due 07/20/2015	800	856
Wiseyear Holdings Ltd.
5.875% due 04/06/2021	950	1,006
Yingde Gases Investment Ltd.
8.125% due 04/22/2018	5,100	5,100

Total Virgin Islands (British) (Cost $19,175)		18,160

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.1%
		1,150

U.S. TREASURY BILLS 0.1%
0.080% due 02/06/2014 - 05/29/2014 (c)(h)(j)	$1,741	1,741

Total Short-Term Instruments (Cost $2,890)		2,891

Total Investments in Securities (Cost $1,226,589)		1,190,105

	SHARES
INVESTMENTS IN AFFILIATES 11.6%

SHORT-TERM INSTRUMENTS 11.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.6%
PIMCO Short-Term Floating NAV Portfolio	15,326,170	153,369

Total Short-Term Instruments (Cost $153,354)		153,369

Total Investments in Affiliates (Cost $153,354)		153,369

Total Investments 101.9% (Cost $1,379,943)		$1,343,474

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(389))		(277)

Other Assets and Liabilities, net (1.9%)		(24,477)

Net Assets 100.0%		$1,318,720

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Perpetual maturity, date shown represents next contractual call date.

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$1,150	Fannie Mae 2.200% due 10/17/2022	$(1,174)	$1,150	$1,150

Total Repurchase Agreements						$(1,174)	$1,150	$1,150

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.000%)	06/11/2013	06/11/2015	$(401)	$(400)
CFR	(1.250%)	07/24/2013	07/23/2015	(1,021)	(1,010)
MYI	(1.500%)	09/30/2013	09/30/2015	(1,243)	(1,243)
	(1.250%)	09/30/2013	09/26/2015	(1,000)	(1,000)
	(1.000%)	09/17/2013	09/13/2015	(664)	(664)

Total Reverse Repurchase Agreements					$(4,317)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $4,597 at a weighted average interest rate of (0.948%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $4,271 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BRC	$0	$(400)	$0	$0	$(400)	$380	$(20)
CFR	0	(1,010)	0	0	(1,010)	1,005	(5)
MYI	0	(2,907)	0	0	(2,907)	2,886	(21)
SSB	1,150	0	0	0	1,150	(1,174)	(24)

Total Borrowings and Other Financing Transactions	$1,150	$(4,317)	$0	$0

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	9	$(28)	$0	$0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	203	394	10	0

Total Futures Contracts				$366	$10	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	81

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$15,600	$(79)	$(24)	$0	$0
Pay	3-Month USD-LIBOR	0.750%	06/19/2017	15,400	(144)	(99)	6	0
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	2,600	(47)	(43)	1	0
Pay	3-Month USD-LIBOR	1.250%	09/05/2018	51,200	(622)	(448)	25	0
Pay	3-Month USD-LIBOR	1.400%	09/05/2018	2,600	(12)	(5)	1	0
Pay	3-Month USD-LIBOR	1.450%	09/05/2018	24,200	(57)	66	12	0
Pay	3-Month USD-LIBOR	1.650%	09/05/2018	5,250	39	52	3	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	5,200	310	225	0	(3)

Total Swap Agreements					$(612)	$(276)	$48	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $650 and cash of $2,196 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$10	$48	$58	$0	$0	$(3)	$(3)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	11/2013		EUR	1,400	$		1,838	$0	$(56)

BRC	12/2013			1,640			2,221	2	0

FBF	11/2013		BRL	1,797			774	0	(31)
	12/2013		MXN	6,997			530	0	(1)

GLM	11/2013		EUR	183			243	0	(5)

RYL	12/2013	$		1,334		EUR	985	0	(1)

UAG	11/2013		EUR	28,243	$		37,958	0	(255)

Total Forward Foreign Currency Contracts								$2	$(349)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	27,500	$(102)	$(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		21,500	(59)	(145)

JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		5,300	(22)	(3)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		91,400	(350)	(44)

RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		6,350	(44)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		6,350	(66)	(30)

UAG	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		9,400	(53)	(4)

Total Written Options								$(696)	$(269)

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount	Premiums
Balance at 03/31/2013	0	$288,900	$(568)
Sales	130	315,800	(1,160)
Closing Buys	0	(247,200)	415
Expirations	(65)	(85,950)	177
Exercised	(65)	(103,750)	440

Balance at 09/30/2013	0	$167,800	$(696)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Turkey Government International Bond	(1.000%	)	09/20/2018	2.110%	$ 9,700	$619	$(123)	$496	$0

DUB	Turkey Government International Bond	(1.000%	)	09/20/2018	2.110%	2,900	198	(49)	149	0

							$817	$(172)	$645	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.857%	$600	$3	$(1)	$2	$0
	Petrobras International Finance Co.	1.000%	09/20/2014	1.250%	2,000	(8)	4	0	(4)

BRC	Israel Electric Corp. Ltd.	1.000%	12/20/2013	1.701%	10,000	(26)	14	0	(12)

CBK	Rosneft Oil Co.	1.000%	03/20/2014	1.089%	12,400	(70)	69	0	(1)
	Rosneft Oil Co.	1.000%	06/20/2014	1.089%	8,300	(36)	33	0	(3)

DUB	Brazil Government International Bond	1.000%	09/20/2018	1.707%	7,500	(244)	(4)	0	(248)

GST	Brazil Government International Bond	1.000%	03/20/2015	0.857%	100	0	0	0	0

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.857%	1,800	8	(4)	4	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	200	(6)	3	0	(3)

MYC	Brazil Government International Bond	1.000%	03/20/2015	0.857%	1,600	7	(3)	4	0
	Brazil Government International Bond	1.000%	09/20/2018	1.707%	2,000	(59)	(7)	0	(66)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	2,300	(79)	45	0	(34)

						$(510)	$149	$10	$(371)

Total Swap Agreements						$307	$(23)	$655	$(371)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	83

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $1,391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$0	$0	$0	$0	$(56)	$0	$0	$(56)	$(56)	$0	$(56)
BPS	0	0	2	2	0	0	(4)	(4)	(2)	0	(2)
BRC	2	0	0	2	0	0	(13)	(13)	(11)	80	69
CBK	0	0	497	497	0	0	(4)	(4)	493	(379)	114
DUB	0	0	149	149	0	0	(247)	(247)	(98)	248	150
FBF	0	0	0	0	(32)	0	0	(32)	(32)	0	(32)
GLM	0	0	0	0	(5)	(158)	0	(163)	(163)	294	131
HUS	0	0	4	4	0	0	(3)	(3)	1	0	1
JPM	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYC	0	0	3	3	0	(44)	(100)	(144)	(141)	(178)	(319)
RYL	0	0	0	0	(1)	(60)	0	(61)	(61)	270	209
UAG	0	0	0	0	(255)	(4)	0	(259)	(259)	291	32

Total Over the Counter	$2	$0	$655	$657	$(349)	$(269)	$(371)	$(989)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	0	0	0	48	48

	$0	$0	$0	$0	$58	$58

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2
Swap Agreements	0	655	0	0	0	655

	$0	$655	$0	$2	$0	$657

	$0	$655	$0	$2	$58	$715

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$3	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$349	$0	$349
Written Options	0	0	0	0	269	269
Swap Agreements	0	371	0	0	0	371

	$0	$371	$0	$349	$269	$989

	$0	$371	$0	$349	$272	$992

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	(4,107)	(4,107)
Swap Agreements	0	0	0	0	196	196

	$0	$0	$0	$0	$(3,894)	$(3,894)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,208)	$0	$(1,208)
Written Options	0	0	0	0	565	565
Swap Agreements	0	(6,285)	0	0	786	(5,499)

	$0	$(6,285)	$0	$(1,208)	$1,351	$(6,142)

	$0	$(6,285)	$0	$(1,208)	$(2,543)	$(10,036)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(593)	$(593)
Swap Agreements	0	0	0	0	(258)	(258)

	$0	$0	$0	$0	$(851)	$(851)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(825)	$0	$(825)
Written Options	0	0	0	0	(57)	(57)
Swap Agreements	0	432	0	0	(853)	(421)

	$0	$432	$0	$(825)	$(910)	$(1,303)

	$0	$432	$0	$(825)	$(1,761)	$(2,154)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Austria
Corporate Bonds & Notes	$0	$12,582	$0	$12,582
Azerbaijan
Corporate Bonds & Notes	0	7,344	0	7,344
Barbados
Corporate Bonds & Notes	0	1,188	0	1,188
Bermuda
Corporate Bonds & Notes	0	51,683	0	51,683
Brazil
Corporate Bonds & Notes	0	187,470	0	187,470
Sovereign Issues	0	3,519	0	3,519
Canada
Corporate Bonds & Notes	0	11,494	0	11,494
Cayman Islands
Corporate Bonds & Notes	0	112,784	2,777	115,561
Chile
Corporate Bonds & Notes	0	15,640	0	15,640
China
Corporate Bonds & Notes	0	14,855	0	14,855
Colombia
Corporate Bonds & Notes	0	43,498	0	43,498
Croatia
Corporate Bonds & Notes	0	7,577	0	7,577
Curacao
Corporate Bonds & Notes	0	1,100	0	1,100
Czech Republic
Corporate Bonds & Notes	0	19,156	0	19,156
Dominican Republic
Corporate Bonds & Notes	0	9,255	0	9,255
Germany
Corporate Bonds & Notes	0	3,426	0	3,426
Guatemala
Corporate Bonds & Notes	0	5,230	0	5,230

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Guernsey, Channel Islands
Corporate Bonds & Notes	$0	$0	$3,597	$3,597
Hong Kong
Corporate Bonds & Notes	0	16,302	0	16,302
India
Corporate Bonds & Notes	0	34,725	0	34,725
Indonesia
Corporate Bonds & Notes	0	4,840	0	4,840
Ireland
Corporate Bonds & Notes	0	131,528	0	131,528
Kazakhstan
Corporate Bonds & Notes	0	16,945	0	16,945
Luxembourg
Corporate Bonds & Notes	0	98,443	0	98,443
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	53,161	69	53,230
Mongolia
Sovereign Issues	0	2,394	0	2,394
Netherlands
Corporate Bonds & Notes	0	6,687	0	6,687
Panama
Corporate Bonds & Notes	0	1,364	0	1,364
Paraguay
Corporate Bonds & Notes	0	2,133	0	2,133
Peru
Corporate Bonds & Notes	0	33,862	0	33,862
Philippines
Corporate Bonds & Notes	0	1,147	0	1,147
Qatar
Corporate Bonds & Notes	0	375	0	375
Russia
Corporate Bonds & Notes	0	71,670	0	71,670

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	85

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Singapore
Corporate Bonds & Notes	$0	$13,140	$0	$13,140
South Africa
Corporate Bonds & Notes	0	2,359	0	2,359
South Korea
Corporate Bonds & Notes	0	7,484	0	7,484
Supranational
Corporate Bonds & Notes	0	3,974	0	3,974
Sweden
Corporate Bonds & Notes	0	16,365	0	16,365
Thailand
Corporate Bonds & Notes	0	22,573	0	22,573
Turkey
Corporate Bonds & Notes	0	38,877	0	38,877
United Arab Emirates
Corporate Bonds & Notes	0	24,589	0	24,589
United Kingdom
Corporate Bonds & Notes	0	27,364	0	27,364
United States
Corporate Bonds & Notes	0	22,042	167	22,209
U.S. Treasury Obligations	0	300	0	300
Virgin Islands (British)
Corporate Bonds & Notes	0	14,313	3,847	18,160
Short-Term Instruments
Repurchase Agreements	0	1,150	0	1,150

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
U.S. Treasury Bills	$0	$1,741	$0	$1,741
	$0	$1,179,648	$10,457	$1,190,105

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$153,369	$0	$0	$153,369

Total Investments	$153,369	$1,179,648	$10,457	$1,343,474

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	48	0	58
Over the counter	0	657	0	657
	$10	$705	$0	$715

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(989)	0	(989)
	$0	$(992)	$0	$(992)

Totals	$153,379	$1,179,361	$10,457	$1,343,197

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$2,398	$562	$(186)	$34	$30	$(61)	$0	$0	$2,777	$(15)
Guernsey, Channel Islands
Corporate Bonds & Notes	4,676	0	(821)	(3)	56	(311)	0	0	3,597	(257)
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0
Corporate Bonds & Notes	0	0	0	0	0	0	69	0	69	0
United States
Corporate Bonds & Notes	180	0	(8)	0	0	(5)	0	0	167	(4)
Virgin Islands (British)
Corporate Bonds & Notes	0	3,835	0	0	0	12	0	0	3,847	12

	$7,254	$4,397	$(1,015)	$31	$86	$(365)	$69	$0	$10,457	$(264)

Financial Derivative Instruments - Liabilities
Over the counter	$(822)	$5,050	$0	$0	$(4,697)	$469	$0	$0	$0	$0

Totals	$6,432	$9,447	$(1,015)	$31	$(4,611)	$104	$69	$0	$10,457	$(264)

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$2,777	Benchmark Pricing	Base Price	52.00-91.00
Guernsey, Channel Islands
Corporate Bonds & Notes	3,597	Third Party Vendor	Broker Quote	100.25
Mexico
Common Stocks	0	Other Valuation Techniques (3)	—	—
Corporate Bonds & Notes	69	Benchmark Pricing	Base Price	5.00
United States
Corporate Bonds & Notes	167	Third Party Vendor	Broker Quote	102.50
Virgin Islands (British)
Corporate Bonds & Notes	3,847	Benchmark Pricing	Base Price	100.91

Total	$10,457

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	87

Schedule of Investments PIMCO Emerging Markets Currency Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.1%

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$2,500	$2,561
Qtel International Finance Ltd.
6.500% due 06/10/2014		10,100	10,504

Total Bermuda (Cost $12,935)			13,065

BRAZIL 10.7%

CORPORATE BONDS & NOTES 5.3%
Banco Bradesco S.A.
2.363% due 05/16/2014		$44,275	44,512
Banco do Brasil S.A.
2.963% due 07/02/2014		20,800	20,978
4.500% due 01/22/2015		37,010	38,490
4.500% due 01/20/2016	EUR	16,700	23,559
Banco Santander Brasil S.A.
2.352% due 03/18/2014		$49,000	48,951
4.250% due 01/14/2016		4,300	4,418
4.500% due 04/06/2015		8,575	8,811
Banco Votorantim Ltd.
3.248% due 03/28/2014		8,000	7,997
Banco Votorantim S.A.
5.250% due 02/11/2016		1,800	1,863
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		18,590	20,514
CSN Islands Corp.
9.750% due 12/16/2013		8,653	8,800
10.000% due 01/15/2015		6,050	6,613
Petrobras Global Finance BV
1.884% due 05/20/2016		16,300	16,259
2.000% due 05/20/2016		9,000	8,966
2.408% due 01/15/2019		22,500	22,129
Petrobras International Finance Co.
2.875% due 02/06/2015		55,250	56,193
3.875% due 01/27/2016		13,170	13,657

			352,710

SOVEREIGN ISSUES 5.4%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2014	BRL	307,500	135,580
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017		1,900	2,044
10.000% due 01/01/2014		104,221	47,127
10.000% due 01/01/2017		375,629	164,170
10.000% due 01/01/2021		7,120	2,983
10.000% due 01/01/2023		11,142	4,589

			356,493

Total Brazil (Cost $737,788)			709,203

CAYMAN ISLANDS 0.9%

ASSET-BACKED SECURITIES 0.1%
Ballyrock CLO Ltd.
0.482% due 08/28/2019		$309	308
Dryden Leveraged Loan CDO
0.506% due 10/20/2020		4,567	4,513
Hyundai Capital Auto Funding Ltd.
1.179% due 09/20/2016		2,494	2,470

			7,291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%
IPIC GMTN Ltd.
3.125% due 11/15/2015		$6,850	$7,116
QNB Finance Ltd.
3.125% due 11/16/2015		43,355	45,089

			52,205

Total Cayman Islands (Cost $58,852)			59,496

CHILE 0.7%

CORPORATE BONDS & NOTES 0.7%
Banco Santander Chile
2.265% due 02/14/2014		$28,000	28,096
3.750% due 09/22/2015		5,000	5,206
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013		10,000	10,017
Enersis S.A.
7.375% due 01/15/2014		550	559
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		1,000	1,022

Total Chile (Cost $44,757)			44,900

CHINA 0.3%

SOVEREIGN ISSUES 0.3%
China Development Bank Corp.
2.950% due 08/02/2015	CNY	34,000	5,515
Export-Import Bank of China
4.875% due 07/21/2015		$7,699	8,222
5.250% due 07/29/2014		8,512	8,793

Total China (Cost $22,394)			22,530

COLOMBIA 1.5%

SOVEREIGN ISSUES 1.5%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	40
Colombia Government International Bond
7.750% due 04/14/2021		164,000	98
8.250% due 12/22/2014		$11,380	12,310
12.000% due 10/22/2015	COP	121,956,000	73,300
Colombian TES
5.000% due 11/21/2018		8,935,000	4,504
7.000% due 05/04/2022		1,637,000	867
7.250% due 06/15/2016		19,860,000	10,897

Total Colombia (Cost $105,419)			102,016

CZECH REPUBLIC 0.0%

CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$100	104

Total Czech Republic (Cost $104)			104

EGYPT 0.0%

CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		$1,700	1,700

Total Egypt (Cost $1,710)			1,700

FRANCE 0.2%

CORPORATE BONDS & NOTES 0.2%
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		$10,000	10,050

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vivendi S.A.
2.400% due 04/10/2015		$1,950	$1,992

Total France (Cost $11,991)			12,042

HONG KONG 0.3%

CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$8,200	8,120
CNPC General Capital Ltd.
1.450% due 04/16/2016		10,000	9,975

Total Hong Kong (Cost $18,170)			18,095

INDIA 1.0%

CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of India
4.375% due 02/02/2015		$5,601	5,728
4.400% due 04/21/2015		6,393	6,560
ICICI Bank Ltd.
2.012% due 02/24/2014		5,300	5,307
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		37,468	38,476
State Bank of India
4.500% due 07/27/2015		7,500	7,718

Total India (Cost $63,943)			63,789

INDONESIA 3.8%

SOVEREIGN ISSUES 3.8%
Indonesia Government International Bond
6.750% due 03/10/2014		$107,551	110,025
6.875% due 03/09/2017		23,835	26,457
7.250% due 04/20/2015		36,575	39,409
7.500% due 01/15/2016		925	1,022
10.375% due 05/04/2014		74,723	78,646

Total Indonesia (Cost $256,142)			255,559

IRELAND 2.6%

ASSET-BACKED SECURITIES 0.0%
Avoca CLO PLC
0.591% due 09/15/2021	EUR	798	1,067
Dryden Leveraged Loan CDO
0.600% due 01/25/2022		843	1,115

			2,182

CORPORATE BONDS & NOTES 2.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$167,090	170,850
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		400	424

			171,274

Total Ireland (Cost $172,232)			173,456

KAZAKHSTAN 1.6%

CORPORATE BONDS & NOTES 1.6%
KazMunayGas National Co. JSC
11.750% due 01/23/2015		$61,900	69,250
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		35,282	36,164

Total Kazakhstan (Cost $105,061)			105,414

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LITHUANIA 0.0%

SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond
6.750% due 01/15/2015		$400	$428

Total Lithuania (Cost $425)			428

LUXEMBOURG 3.7%

CORPORATE BONDS & NOTES 3.7%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		$5,900	6,266
5.364% due 10/31/2014	EUR	1,200	1,696
5.875% due 06/01/2015		7,100	10,308
8.125% due 07/31/2014		$48,403	51,297
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		12,675	12,907
9.000% due 06/11/2014		51,470	54,162
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		86,500	92,071
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		12,600	13,185
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		7,000	7,403

Total Luxembourg (Cost $246,842)			249,295

MALAYSIA 0.3%

CORPORATE BONDS & NOTES 0.2%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$10,750	11,805
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,030

			12,835

SOVEREIGN ISSUES 0.1%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		8,600	8,997

Total Malaysia (Cost $21,831)			21,832

MEXICO 4.3%

CORPORATE BONDS & NOTES 1.9%
America Movil S.A.B. de C.V.
1.256% due 09/12/2016		$23,000	23,017
3.625% due 03/30/2015		100	104
5.750% due 01/15/2015		1,950	2,074
6.450% due 12/05/2022	MXN	254,400	18,292
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$700	730
BBVA Bancomer S.A.
4.500% due 03/10/2016		550	577
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		1,400	210
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	13,500	22,161
Petroleos Mexicanos
4.875% due 03/15/2015		$37,221	39,268
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	224,500	18,748
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		39,100	475

			125,656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.4%
Mexico Government International Bond
5.625% due 01/15/2017		$15,400	$17,264
5.875% due 01/15/2014		8,833	8,963
5.875% due 02/17/2014		4,568	4,658
6.000% due 06/18/2015	MXN	181,300	14,392
8.000% due 12/19/2013		1,140,300	88,019
8.000% due 06/11/2020		160,900	14,052
10.000% due 12/05/2024		137,500	13,842
11.375% due 09/15/2016		$140	182

			161,372

Total Mexico (Cost $298,883)			287,028

NETHERLANDS 3.2%

ASSET-BACKED SECURITIES 0.0%
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	143	193

CORPORATE BONDS & NOTES 3.2%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$49,400	51,500
10.500% due 03/25/2014		128,620	134,890
SABIC Capital BV
3.000% due 11/02/2015		5,370	5,578
Volkswagen International Finance NV
0.858% due 04/01/2014		18,200	18,244
Waha Aerospace BV
3.925% due 07/28/2020		364	382

			210,594

Total Netherlands (Cost $209,265)			210,787

PANAMA 2.3%

SOVEREIGN ISSUES 2.3%
Panama Government International Bond
7.250% due 03/15/2015		$141,455	153,832

Total Panama (Cost $152,696)			153,832

PERU 1.0%

SOVEREIGN ISSUES 1.0%
Peru Government International Bond
8.375% due 05/03/2016		$150	174
9.875% due 02/06/2015		10,200	11,373
9.910% due 05/05/2015	PEN	142,860	56,133

Total Peru (Cost $71,602)			67,680

POLAND 0.7%

SOVEREIGN ISSUES 0.7%
Poland Government International Bond
2.710% due 01/25/2015	PLN	59,724	19,135
5.000% due 04/25/2016		2,700	901
5.500% due 04/25/2015		84,360	28,024

Total Poland (Cost $51,962)			48,060

QATAR 2.2%

CORPORATE BONDS & NOTES 1.4%
Nakilat, Inc.
6.067% due 12/31/2033		$755	804
Qatari Diar Finance QSC
3.500% due 07/21/2015		18,500	19,322
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		70,488	73,660

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.832% due 09/30/2016		$1,890	$2,008

			95,794

SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
4.000% due 01/20/2015		37,419	38,916
5.150% due 04/09/2014		16,400	16,810

			55,726

Total Qatar (Cost $150,343)			151,520

RUSSIA 3.9%

CORPORATE BONDS & NOTES 0.6%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,000	2,158
Lukoil International Finance BV
6.375% due 11/05/2014		7,800	8,245
VimpelCom Holdings BV
4.248% due 06/29/2014		32,500	32,693

			43,096

SOVEREIGN ISSUES 3.3%
Russia Government International Bond
3.625% due 04/29/2015		207,700	216,319
7.600% due 04/14/2021	RUB	3,500	112

			216,431

Total Russia (Cost $256,324)			259,527

SOUTH AFRICA 2.4%

SOVEREIGN ISSUES 2.4%
South Africa Government International Bond
6.500% due 06/02/2014		$98,777	102,442
7.000% due 02/28/2031	ZAR	21,300	1,826
8.000% due 12/21/2018		291,900	30,344
8.250% due 09/15/2017		230,900	24,148

Total South Africa (Cost $173,106)			158,760

SOUTH KOREA 5.9%

CORPORATE BONDS & NOTES 5.7%
Export-Import Bank of Korea
1.104% due 09/17/2016		$3,900	3,902
1.245% due 05/14/2014		38,900	38,922
1.250% due 11/20/2015		24,000	24,080
2.050% due 03/21/2015		9,400	9,415
5.125% due 03/16/2015		100	106
5.250% due 02/10/2014		4,695	4,771
5.875% due 01/14/2015		19,510	20,694
8.125% due 01/21/2014		45,705	46,745
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		850	908
6.000% due 05/05/2015		300	320
Industrial Bank of Korea
1.375% due 10/05/2015		18,700	18,763
Korea Development Bank
0.462% due 04/03/2014	EUR	1,400	1,895
0.900% due 02/20/2015		$79,800	79,223
0.964% due 08/20/2015		21,700	21,700
1.170% due 08/20/2015		1,800	1,802
4.000% due 09/09/2016		1,300	1,390
4.375% due 08/10/2015		5,000	5,302
8.000% due 01/23/2014		54,840	56,082
Korea Electric Power Corp.
3.000% due 10/05/2015		6,960	7,194

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	89

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/21/2014		$1,600	$1,661
Korea Exchange Bank
4.875% due 01/14/2016		1,150	1,232
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		17,900	18,527
6.250% due 06/17/2014		14,030	14,566
KT Corp.
4.875% due 07/15/2015		160	171
5.875% due 06/24/2014		460	477
Shinhan Bank
4.375% due 09/15/2015		300	317
Woori Bank Co. Ltd.
4.750% due 01/20/2016		400	429

			380,594

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,525	7,980
Republic of Korea
5.750% due 04/16/2014		3,450	3,546

			11,526

Total South Korea (Cost $391,502)			392,120

SPAIN 0.5%

SOVEREIGN ISSUES 0.5%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	6,700	9,303
4.305% due 03/06/2014		9,400	12,892
Junta de Castilla y Leon
6.270% due 02/19/2018		1,600	2,391
6.505% due 03/01/2019		1,700	2,571
Xunta de Galicia
5.763% due 04/03/2017		1,300	1,889
6.131% due 04/03/2018		1,500	2,245

Total Spain (Cost $29,091)			31,291

SRI LANKA 0.3%

SOVEREIGN ISSUES 0.3%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$19,150	19,820

Total Sri Lanka (Cost $20,184)			19,820

TURKEY 1.1%

SOVEREIGN ISSUES 1.1%
Turkey Government International Bond
7.250% due 03/15/2015		$26,975	28,931
7.500% due 07/14/2017		6,700	7,604
8.000% due 10/09/2013	TRY	68,100	33,766

Total Turkey (Cost $75,156)			70,301

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		$11,800	12,124

Total United Arab Emirates (Cost $12,030)			12,124

UNITED KINGDOM 0.2%

CORPORATE BONDS & NOTES 0.2%
Afren PLC
11.500% due 02/01/2016		$5,000	5,762

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
10.179% due 06/12/2021	$4,200	$5,463
HBOS PLC
0.959% due 09/06/2017	2,000	1,909

Total United Kingdom (Cost $11,639)		13,134

UNITED STATES 3.5%

ASSET-BACKED SECURITIES 0.1%
AFC Home Equity Loan Trust
0.959% due 02/25/2029	$282	199
Bear Stearns Asset-Backed Securities Trust
0.259% due 10/25/2036	19	19
Carrington Mortgage Loan Trust
0.279% due 06/25/2037	727	710
0.499% due 10/25/2035	77	77
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045	271	205
Credit-Based Asset Servicing and Securitization LLC
0.299% due 07/25/2037	62	36
Educational Funding Co. LLC
0.516% due 10/25/2029	3,934	3,205
GE-WMC Mortgage Securities Trust
0.219% due 08/25/2036	57	22
GSAA Home Equity Trust
0.479% due 05/25/2047	549	375
GSAMP Trust
0.249% due 12/25/2036	148	72
HSI Asset Loan Obligation Trust
0.239% due 12/25/2036	54	27
JPMorgan Mortgage Acquisition Trust
0.289% due 08/25/2036	3,504	1,760
MASTR Asset-Backed Securities Trust
0.229% due 01/25/2037	301	89
Morgan Stanley Mortgage Loan Trust
0.409% due 02/25/2037	440	233
New Century Home Equity Loan Trust
0.359% due 05/25/2036	622	371
Securitized Asset-Backed Receivables LLC Trust
0.239% due 12/25/2036 ^	351	114
0.259% due 11/25/2036 ^	258	90

		7,604

CORPORATE BONDS & NOTES 3.0%
AbbVie, Inc.
1.200% due 11/06/2015	2,570	2,581
Ally Financial, Inc.
3.465% due 02/11/2014	8,600	8,676
4.625% due 06/26/2015	31,690	32,800
6.750% due 12/01/2014	300	315
American Express Credit Corp.
0.774% due 07/29/2016	10,000	10,038
American Honda Finance Corp.
0.637% due 05/26/2016	100	100
Anadarko Petroleum Corp.
7.625% due 03/15/2014	12,400	12,776
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015	1,002	1,007
CIT Group, Inc.
5.250% due 04/01/2014	8,700	8,863
Comcast Corp.
5.300% due 01/15/2014	1,184	1,201
Daimler Finance North America LLC
0.945% due 08/01/2016	10,000	10,030
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	6,000	6,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 09/15/2015	$1,400	$1,516
8.000% due 06/01/2014	800	837
General Mills, Inc.
5.200% due 03/17/2015	300	320
General Motors Financial Co., Inc.
2.750% due 05/15/2016	1,700	1,699
Goldman Sachs Group, Inc.
1.263% due 11/21/2014	29,900	30,080
International Business Machines Corp.
1.950% due 07/22/2016	3,072	3,166
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016	1,000	989
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015	2,700	2,720
Pemex Project Funding Master Trust
7.375% due 12/15/2014	6,000	6,450
PepsiCo, Inc.
0.472% due 02/26/2016	2,700	2,703
SABMiller Holdings, Inc.
1.850% due 01/15/2015	6,119	6,197
SLM Corp.
5.375% due 05/15/2014	1,100	1,125
SSIF Nevada LP
0.968% due 04/14/2014	11,000	11,042
Verizon Communications, Inc.
0.858% due 03/28/2014	22,500	22,547
1.782% due 09/15/2016	11,900	12,262
Wachovia Bank N.A.
0.646% due 11/03/2014	390	391

		198,571

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
0.379% due 03/25/2046	4,861	3,808
Banc of America Large Loan Trust
2.482% due 11/15/2015	4,418	4,426
Banc of America Mortgage Trust
2.623% due 07/25/2034	303	305
Countrywide Alternative Loan Trust
4.901% due 10/25/2035 ^	215	178
Countrywide Home Loan Mortgage Pass-Through Trust
2.551% due 04/20/2035	1,765	1,796
5.130% due 02/20/2036 ^	368	320
Credit Suisse First Boston Mortgage Securities Corp.
2.334% due 06/25/2033	1,357	1,328
Morgan Stanley Capital Trust
5.760% due 04/12/2049	1,874	1,913
Structured Adjustable Rate Mortgage Loan Trust
2.507% due 07/25/2034	2,707	2,686

		16,760

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.359% due 06/01/2043 - 07/01/2044	448	456
2.446% due 11/01/2035	69	73
5.141% due 11/01/2035	213	228
5.284% due 10/01/2035	129	139
5.292% due 09/01/2035	155	167
5.308% due 08/01/2035	151	163
5.359% due 09/01/2035	36	39
Freddie Mac
0.459% due 09/25/2031	224	209
2.421% due 08/01/2035	26	27
5.000% due 07/01/2025 - 12/01/2041	4,818	5,215

		6,716

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.250% due 04/15/2014 (d)	$130	$131

Total United States (Cost $230,003)		229,782

VENEZUELA 0.2%

CORPORATE BONDS & NOTES 0.2%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$11,940	11,265

Total Venezuela (Cost $11,249)		11,265

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%
Rosneft Finance S.A.
6.250% due 02/02/2015	$14,900	15,831
7.500% due 07/18/2016	3,000	3,364

Total Virgin Islands (British) (Cost $18,848)		19,195

SHORT-TERM INSTRUMENTS 23.1%

CERTIFICATES OF DEPOSIT 0.8%
Banco do Brasil S.A.
0.000% due 10/11/2013	$2,800	2,799
0.000% due 01/24/2014	28,700	28,634
Itau Unibanco Holding S.A.
0.000% due 11/08/2013	24,800	24,761

		56,194

COMMERCIAL PAPER 2.2%
Ford Motor Credit Co. LLC
1.021% due 01/06/2014	2,100	2,097
Holcim U.S. Finance SARL & Cie S.C.S.
0.420% due 11/08/2013	19,600	19,591

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander S.A.
0.670% due 10/01/2013		$7,900	$7,900
3.100% due 10/01/2013		25,000	25,000
SB Securities S.A.
1.014% due 12/27/2013		14,000	13,954
1.675% due 12/27/2013		1,800	1,794
Standard Chartered Bank
0.950% due 10/01/2013		53,400	53,400
Xstrata Finance Dubai Ltd.
0.740% due 10/15/2013		19,390	19,385

			143,121

REPURCHASE AGREEMENTS (b) 0.1%
			3,763

ITALY TREASURY BILLS 2.9%
0.801% due 03/31/2014	EUR	145,000	195,383

JAPAN TREASURY BILLS 2.4%
0.090% due 10/28/2013 - 11/18/2013 (a)	JPY	15,620,000	158,896

MALAYSIA TREASURY BILLS 2.5%
2.922% due 10/22/2013 - 04/15/2014 (a)	MYR	545,860	166,509

MEXICO TREASURY BILLS 9.0%
3.734% due 10/03/2013 - 01/09/2014 (a)	MXN	7,852,070	596,450

SPAIN TREASURY BILLS 2.9%
0.210% due 02/21/2014	EUR	145,000	195,595

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.3%
0.030% due 01/02/2014 - 03/13/2014 (a)(d)(f)	$22,708	$22,707

Total Short-Term Instruments (Cost $1,566,131)		1,538,618

Total Investments in Securities (Cost $5,610,610)		5,527,768

	SHARES
INVESTMENTS IN AFFILIATES 19.6%

SHORT-TERM INSTRUMENTS 19.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.6%
PIMCO Short-Term Floating NAV Portfolio	64,632,108	646,774
PIMCO Short-Term Floating NAV Portfolio III	65,398,960	653,728

Total Short-Term Instruments (Cost $1,300,641)		1,300,502

Total Investments in Affiliates (Cost $1,300,641)		1,300,502

Total Investments 102.7% (Cost $6,911,251)		$6,828,270

Financial Derivative Instruments (c)(e) 0.1% (Cost or Premiums, net $(1,314))		9,839

Other Assets and Liabilities, net (2.8%)		(188,335)

Net Assets 100.0%		$6,649,774

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$3,763	Fannie Mae 2.200% due 10/17/2022	$(3,840)	$3,763	$3,763

Total Repurchase Agreements						$(3,840)	$3,763	$3,763

(1)	Includes accrued interest.

As of September 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowing while outstanding during the period ended September 30, 2013 was $256 at a weighted average interest rate of (1.250%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	0.000%	10/01/2041	$2,000	$(2,170)	$(2,179)
Freddie Mac	5.000%	10/01/2043	13,000	(13,880)	(14,017)

Total Short Sales				$(16,050)	$(16,196)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	91

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$3,763	$0	$0	$0	$3,763	$(3,840)	$(77)

Master Securities Forward Transactions Agreement
GSC	0	0	0	(14,017)	(14,017)	0	(14,017)
MSC	0	0	0	(2,179)	(2,179)	0	(2,179)

Total Borrowings and Other Financing Transactions	$3,763	$0	$0	$(16,196)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2013	686	$1,354	$32	$0

Total Futures Contracts				$1,354	$32	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	$93,800	$879	$201	$0	$(39)
Pay	3-Month USD-LIBOR	1.250%	09/05/2018	25,600	(311)	(262)	12	0
Pay	3-Month USD-LIBOR	2.650%	07/31/2023	12,400	(50)	24	8	0
Pay	3-Month USD-LIBOR	2.400%	09/05/2023	25,700	(795)	(609)	16	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	17,050	2,877	1,729	3	0

Total Swap Agreements					$2,600	$1,083	$39	$(39)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(d)	Securities with an aggregate market value of $471 and cash of $4,910 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$32	$39	$71	$0	$0	$(39)	$(39)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		COP	12,662,100	$		6,600	$0	$(30)
	10/2013		MXN	928,159			74,734	3,831	0
	10/2013	$		23,421		ARS	139,646	223	0

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013	$		2,030		COP	3,863,090	$0	$(7)
	10/2013			3,923		IDR	41,164,410	0	(380)
	10/2013			11,887		PEN	33,212	36	0
	10/2013			2,000		RUB	67,013	66	0
	10/2013			1,923		TRY	3,750	0	(69)
	10/2013			2,957		ZAR	29,564	0	(16)
	11/2013		BRL	13,382	$		5,900	0	(91)
	12/2013		MXN	184,163			14,387	406	0

BPS	10/2013		IDR	420,673,579			36,999	792	0
	10/2013		PEN	34,358			13,300	966	0
	11/2013		MXN	68,227			5,328	131	0
	11/2013	$		148,595		SGD	189,967	2,839	0
	12/2013		MXN	243,024	$		19,761	1,311	0
	12/2013	$		36,296		IDR	420,673,579	0	(674)
	12/2013			2,010		MXN	26,245	0	(17)
	02/2014		EUR	145,000	$		195,768	0	(474)
	03/2014			145,000			195,779	0	(487)

BRC	10/2013		CNY	1,693,000			275,106	0	(1,119)
	10/2013		COP	11,662,582			6,045	0	(62)
	10/2013		HKD	1,000,000			128,968	30	0
	10/2013		IDR	117,883,740			10,547	370	0
	10/2013		ILS	268,599			75,835	0	(384)
	10/2013		INR	2,626,301			42,102	445	(84)
	10/2013		JPY	9,530,000			98,072	1,105	0
	10/2013		PHP	2,686,759			61,623	0	(162)
	10/2013		TRY	12,851			6,493	223	(83)
	10/2013		TWD	20,078			675	0	(4)
	10/2013	$		2,000		COP	3,887,000	35	0
	10/2013			1,964		IDR	20,881,396	0	(167)
	10/2013			88,542		INR	5,369,396	0	(3,204)
	10/2013			467,990		RUB	15,119,265	441	(2,200)
	10/2013			41,363		THB	1,294,845	2	(7)
	10/2013			3,028		ZAR	29,895	0	(53)
	10/2013		ZAR	49,367	$		4,707	0	(205)
	11/2013		JPY	6,090,000			62,016	44	0
	11/2013		MXN	64,492			5,038	126	0
	11/2013	$		1,917		HUF	433,876	50	0
	11/2013			3,468		IDR	39,294,580	0	(104)
	11/2013			170,258		PLN	546,553	4,323	0
	11/2013			55,790		RON	186,913	815	0
	12/2013		GBP	7,495	$		11,765	0	(362)
	12/2013		MXN	245,552			19,962	1,320	0
	12/2013	$		3,418		IDR	39,294,580	0	(90)
	12/2013			67,244		ILS	237,419	44	0
	01/2014			274,771		CNY	1,693,000	190	0
	01/2014			128,996		HKD	1,000,000	0	(34)
	01/2014			3,370		IDR	39,294,580	0	(80)
	01/2014			28,475		INR	1,844,339	63	0
	01/2014			61,588		PHP	2,686,759	369	0
	01/2014			678		TWD	20,078	4	0

CBK	10/2013		COP	13,249,450	$		6,880	0	(58)
	10/2013		HKD	213,167			27,487	1	0
	10/2013		IDR	371,359,264			32,719	757	0
	10/2013		INR	5,874,006			93,654	367	(71)
	10/2013		RUB	4,798,869			150,766	2,783	0
	10/2013	$		3,647		INR	218,179	0	(179)
	10/2013			51,971		MYR	168,734	35	(282)
	10/2013			1,850		PEN	5,152	0	0
	10/2013			1,751		RUB	57,450	21	0
	10/2013			1,751		THB	54,570	0	(8)
	10/2013			3,340		TRY	6,547	0	(104)
	10/2013			66,789		TWD	2,000,000	882	0
	11/2013			42,861		RON	143,800	687	0
	12/2013		EUR	117,451	$		155,844	0	(3,081)
	12/2013	$		10,562		CLP	5,481,732	199	0
	12/2013			32,152		IDR	371,359,264	0	(706)
	01/2014		BRL	395	$		169	0	(6)
	01/2014		MXN	1,670,553			126,099	0	(524)
	01/2014	$		27,493		HKD	213,167	0	(2)
	01/2014			91,298		INR	5,874,006	46	(452)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	93

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	01/2014	$		148,342		RUB	4,798,869	$0	$(2,993)
	09/2015			2,000		CNY	11,918	0	(98)

DUB	10/2013		COP	14,229,060	$		7,396	0	(55)
	10/2013		HKD	69,782			9,000	2	0
	10/2013		IDR	409,008,407			35,956	753	0
	10/2013		ILS	42,220			11,573	0	(407)
	10/2013		INR	8,801,931			140,718	1,006	(182)
	10/2013		RUB	5,510,887			172,317	2,575	(197)
	10/2013		TRY	6,559			3,205	0	(37)
	10/2013	$		315,388		CNY	1,957,728	4,030	0
	10/2013			135,362		HKD	1,049,543	0	(36)
	10/2013			11,221		INR	684,581	0	(340)
	10/2013			28,125		MYR	90,385	5	(424)
	10/2013			185,850		RUB	6,026,139	481	(504)
	10/2013			95,786		THB	3,000,000	35	0
	10/2013			58,118		TRY	114,018	0	(1,753)
	10/2013		ZAR	756,793	$		77,051	1,750	0
	11/2013	$		5,900		BRL	13,382	91	0
	11/2013			106,306		CZK	2,080,627	3,295	0
	11/2013			8,820		IDR	100,551,727	0	(211)
	11/2013			90,363		PLN	290,498	2,429	0
	12/2013		MXN	203,088	$		15,977	559	0
	12/2013	$		129,345		MXN	1,710,061	498	0
	12/2013			1,502		TRY	2,964	0	(53)
	12/2013			76,378		ZAR	756,793	0	(1,747)
	01/2014			26,274		IDR	308,456,680	0	(446)
	01/2014			124,325		INR	8,000,000	99	(635)
	01/2014			731		MYR	2,333	0	(19)
	01/2014			150,308		RUB	4,873,892	0	(2,687)
	03/2014		MYR	141,756	$		43,311	243	0
	09/2015	$		10,090		CNY	61,375	0	(296)
	04/2016			5,000			29,900	0	(250)

FBF	10/2013		BRL	19,043	$		8,539	0	(53)
	10/2013		COP	22,044,243			11,788	245	0
	10/2013		IDR	371,359,264			32,604	642	0
	10/2013		INR	4,000,000			63,969	395	0
	10/2013		MYR	200,000			60,976	0	(332)
	10/2013		THB	1,812,169			56,870	0	(1,011)
	10/2013	$		7,997		BRL	19,043	596	0
	10/2013			7,965		IDR	84,303,596	0	(709)
	11/2013			247,547		BRL	574,754	9,764	0
	11/2013			32,391		IDR	371,359,264	0	(593)
	11/2013			136,106		SGD	174,083	2,666	0
	12/2013			90,151		MXN	1,190,177	217	0
	01/2014			62,403		INR	4,000,000	0	(508)
	01/2014			60,654		MYR	200,000	338	0
	01/2014			56,568		THB	1,812,168	1,013	0

GLM	10/2013		IDR	420,673,579	$		36,999	792	0
	10/2013		TRY	8,606			4,166	0	(88)
	11/2013		CHF	792			849	0	(27)
	11/2013	$		36,724		IDR	420,673,579	0	(704)
	12/2013			38,956		CLP	20,249,152	796	0
	12/2013			1,982		EUR	1,465	0	0
	12/2013			130,001		MXN	1,712,366	17	0
	01/2014		BRL	393	$		166	0	(8)
	01/2015		CNY	2,582			405	0	(10)

HUS	10/2013		COP	16,047,959			8,381	20	(42)
	10/2013		HKD	846,669			109,181	14	0
	10/2013		ILS	51,981			14,170	0	(580)
	10/2013		INR	5,000,000			79,214	0	(253)
	10/2013		MXN	987,312			79,105	3,739	0
	10/2013		RUB	2,361,649			72,919	130	(37)
	10/2013		TRY	159,570			85,521	6,940	(302)
	10/2013	$		1,316		INR	77,609	0	(82)
	10/2013			38,724		TRY	78,501	159	(78)
	10/2013			79,549		ZAR	798,245	0	(124)
	10/2013		ZAR	41,938	$		4,000	0	(173)
	11/2013	$		4,510		CZK	87,774	114	0
	11/2013			3,967		PLN	12,702	90	0
	12/2013		MXN	909,083	$		69,796	709	0

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2013	$		11,839		CLP	6,182,491	$298	$0
	12/2013			6,329		EUR	4,686	12	0
	12/2013			9,014		TRY	17,804	0	(307)
	01/2014			109,202		HKD	846,669	0	(14)
	01/2014			77,172		INR	5,000,000	195	0
	01/2014			70,602		RUB	2,322,813	0	(249)
	01/2015			405		CNY	2,582	10	0

JPM	10/2013		CNY	478,302	$		77,722	0	(316)
	10/2013		HKD	1,250,814			161,311	34	0
	10/2013		ILS	20,798			5,670	0	(232)
	10/2013		INR	6,214,055			99,081	455	(137)
	10/2013		MXN	48,010			3,800	133	0
	10/2013		MYR	152,214			46,649	0	(11)
	10/2013		PHP	866,335			19,883	7	(46)
	10/2013		RUB	1,003,363			30,843	60	(158)
	10/2013		TRY	26,656			14,220	1,080	(37)
	10/2013		TWD	2,000,000			67,272	0	(399)
	10/2013	$		126,286		HKD	979,222	0	(27)
	10/2013			26,261		IDR	283,787,077	0	(1,821)
	10/2013			105,557		ILS	383,598	3,295	0
	10/2013			126,914		INR	7,814,475	0	(2,715)
	10/2013			12,518		MYR	40,572	0	(81)
	10/2013			47,999		PHP	2,123,693	838	0
	10/2013			9,076		RUB	303,522	284	0
	10/2013			71,428		THB	2,231,832	0	(142)
	10/2013			197,299		TRY	369,737	11	(14,533)
	11/2013		MXN	257,446	$		20,256	658	0
	11/2013	$		14,639		CZK	282,563	246	0
	11/2013			105		SGD	134	2	0
	12/2013		MXN	1,982	$		156	6	0
	12/2013	$		161,646		MXN	2,143,116	1,078	0
	01/2014			77,625		CNY	478,302	56	0
	01/2014			159,772		HKD	1,238,594	0	(40)
	01/2014			95,649		INR	6,151,693	85	(545)
	01/2014			46,408		MYR	152,214	11	0
	01/2014			7,340		PHP	321,520	75	0
	01/2014			67,556		TWD	2,000,000	387	0

MSC	10/2013		BRL	114,061	$		50,303	0	(1,162)
	10/2013		MXN	69,860			5,511	186	0
	10/2013		PEN	4,006			1,449	11	0
	10/2013		TRY	19,880			10,614	787	0
	10/2013	$		47,890		BRL	114,061	3,575	0
	10/2013			395		HKD	3,062	0	0
	10/2013			2,000		TRY	3,903	0	(71)
	10/2013			3,387		ZAR	32,518	0	(152)
	11/2013			49,949		BRL	114,061	1,115	0
	12/2013		MXN	323,440	$		25,143	584	0
	12/2013	$		37,341		CLP	19,342,883	631	0
	12/2013			77,768		EUR	58,245	1,045	0
	01/2014		BRL	290,468	$		123,548	0	(4,829)
	01/2014		MXN	1,821,825			139,496	1,408	0
	04/2014	$		1,420		PEN	4,006	0	(13)

RYL	12/2013		GBP	6,947	$		10,851	0	(390)
	12/2013	$		1,396		EUR	1,031	0	(1)
	04/2014			8,166		CNY	50,000	0	(63)

SCX	10/2013		CNY	485,672	$		79,046	56	(251)
	10/2013		HKD	692,845			89,352	18	0
	10/2013		MYR	261,989			80,324	68	(53)
	10/2013		TWD	5,348,206			179,794	0	(1,165)
	10/2013	$		82,250		CNY	510,770	1,086	0
	10/2013			78,942		HKD	612,133	0	(15)
	10/2013			111,077		IDR	1,179,596,175	0	(9,551)
	10/2013			99,416		INR	6,143,150	0	(1,781)
	10/2013			82,793		MYR	267,619	1	(758)
	10/2013			95,801		THB	3,000,000	20	0
	10/2013			181,754		TWD	5,439,586	2,297	0
	11/2013			18,890		SGD	24,134	349	0
	01/2014			78,845		CNY	485,672	109	(76)
	01/2014			89,372		HKD	692,845	0	(22)
	01/2014			83,317		MYR	273,323	50	(16)
	01/2014			180,561		TWD	5,348,206	1,127	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	95

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
SOG	10/2013	$		6,319		ARS	37,788	$140	$0

UAG	10/2013		CNY	985,077	$		160,000	0	(723)
	10/2013		HKD	1,229,325			158,518	12	0
	10/2013		IDR	483,576,163			42,456	835	0
	10/2013		INR	214,417			3,442	43	(9)
	10/2013		MXN	826,691			66,425	3,273	0
	10/2013		MYR	235,696			74,148	1,898	0
	10/2013		PHP	513,086			11,725	0	(74)
	10/2013		RUB	7,898,622			243,550	172	(191)
	10/2013		THB	7,769,079			243,737	0	(4,410)
	10/2013		TWD	2,659,337			89,392	0	(589)
	10/2013	$		238,536		CNY	1,481,375	3,161	0
	10/2013			342,864		HKD	2,658,642	0	(65)
	10/2013			91,985		IDR	984,801,342	0	(7,208)
	10/2013			202,721		INR	12,423,320	0	(5,271)
	10/2013			87,601		MYR	282,588	0	(977)
	10/2013			44,820		PHP	1,942,486	0	(150)
	10/2013			86,480		TWD	2,588,035	1,087	0
	10/2013			8,048		ZAR	77,156	0	(371)
	11/2013			221,497		SGD	283,096	4,176	0
	12/2013		MXN	103,004	$		8,111	291	0
	01/2014		BRL	112,000			48,017	0	(1,483)
	01/2014	$		154,259		CNY	951,077	206	0
	01/2014			128,971		HKD	1,000,000	0	(9)
	01/2014			41,173		IDR	483,576,163	0	(681)
	01/2014			1,990		INR	129,030	7	0
	01/2014			11,712		PHP	513,086	120	0
	01/2014			239,602		RUB	7,898,622	0	(368)
	01/2014			242,386		THB	7,769,079	4,477	0
	01/2014			89,790		TWD	2,659,337	553	0

Total Forward Foreign Currency Contracts								$117,915	$(99,964)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$	118,100	$(350)	$(798)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL 2.180	10/31/2013	$	41,300	$(204)	$(303)
	Call - OTC USD versus BRL	2.320	10/31/2013		41,300	(391)	(243)

						$(595)	$(546)

Total Written Options						$(945)	$(1,344)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $		Notional Amount in EUR		Premiums
Balance at 03/31/2013	506	$	717,080	EUR	183,900	$(4,663)
Sales	1,082		483,470		0	(4,650)
Closing Buys	(253)		(512,080)		(76,100)	3,496
Expirations	(541)		(406,600)		(107,800)	4,104
Exercised	(794)		(81,170)		0	768

Balance at 09/30/2013	0	$	200,700	EUR	0	$(945)

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Italy Government International Bond	1.000%	12/20/2013	0.977%	$3,200	$(10)	$11	$1	$0

BPS	Brazil Government International Bond	1.000%	03/20/2015	0.857%	100	1	0	1	0

BRC	Brazil Government International Bond	1.000%	03/20/2015	0.857%	8,700	39	(18)	21	0

CBK	Rosneft Oil Co.	1.000%	03/20/2014	1.089%	2,300	(13)	13	0	(0)
	Rosneft Oil Co.	1.000%	03/20/2015	1.441%	14,600	(380)	290	0	(90)

DUB	Brazil Government International Bond	1.000%	06/20/2015	0.930%	5,600	11	(3)	8	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2014	0.370%	3,400	16	0	16	0
	Morgan Stanley	1.000%	06/20/2014	0.396%	3,400	14	2	16	0
	Pemex Project Funding Master Trust	1.000%	03/20/2016	1.045%	10,000	(160)	152	0	(8)
	Petrobras International Finance Co.	1.000%	12/20/2013	1.039%	15,600	11	(8)	3	0
	Petrobras International Finance Co.	1.000%	09/20/2014	1.250%	3,200	(23)	16	0	(7)

GST	Ally Financial, Inc.	5.000%	09/20/2014	1.052%	5,000	309	(109)	200	0
	Brazil Government International Bond	1.000%	03/20/2015	0.857%	1,000	4	(2)	2	0

HUS	Brazil Government International Bond	1.000%	03/20/2015	0.857%	200	1	0	1	0

JPM	Spain Government International Bond	1.000%	12/20/2013	0.742%	6,700	(47)	53	6	0

MYC	Brazil Government International Bond	1.000%	03/20/2015	0.857%	13,200	56	(24)	32	0
	Export-Import Bank of China	1.000%	09/20/2016	0.559%	1,000	(27)	41	14	0
	Qatar Government International Bond	1.000%	06/20/2016	0.353%	2,000	3	33	36	0

						$(195)	$447	$357	$(105)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.160%	01/02/2015	BRL	270,400	$351	$(2,612)	$0	$(2,261)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		8,100	(6)	(146)	0	(152)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		44,900	6	(941)	0	(935)
	Pay	1-Year BRL-CDI	13.720%	01/02/2017		18,200	73	1,196	1,269	0

BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		8,600	43	(255)	0	(212)

BRC	Pay	1-Year BRL-CDI	7.915%	01/02/2015		314,000	(58)	(3,070)	0	(3,128)
	Pay	1-Year BRL-CDI	10.010%	01/02/2015		50,000	0	49	49	0
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		11,600	(11)	(45)	0	(56)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		122,900	(102)	419	317	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	72,100	(13)	132	119	0
	Pay	28-Day MXN-TIIE	6.000%	02/22/2023		2,400	0	(6)	0	(6)

DUB	Pay	1-Year BRL-CDI	10.040%	01/02/2015	BRL	110,100	2	125	127	0
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		49,300	0	(889)	0	(889)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		51,500	(107)	(141)	0	(248)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		33,600	0	(96)	0	(96)

FBF	Pay	1-Year BRL-CDI	9.980%	01/02/2015		52,500	(48)	91	43	0

GLM	Pay	1-Year BRL-CDI	11.470%	01/02/2017		25,000	(15)	80	65	0
	Pay	28-Day MXN-TIIE	6.500%	06/05/2023	MXN	83,500	(166)	141	0	(25)

HUS	Pay	1-Year BRL-CDI	7.775%	01/02/2015	BRL	167,800	250	(1,992)	0	(1,742)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		25,000	(51)	(70)	0	(121)
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	ZAR	31,000	(52)	(47)	0	(99)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	350,000	35	798	833	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		159,300	(26)	289	263	0

JPM	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		43,000	(279)	143	0	(136)

MYC	Pay	1-Year BRL-CDI	10.920%	01/02/2017	BRL	23,700	0	(31)	0	(31)

							$(174)	$(6,878)	$3,085	$(10,137)

Total Swap Agreements							$(369)	$(6,431)	$3,442	$(10,242)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	97

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $22,367 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$4,562	$0	$1,270	$5,832	$(593)	$(546)	$(3,348)	$(4,487)	$1,345	$(2,600)	$(1,255)
BPS	6,039	0	1	6,040	(1,652)	0	(212)	(1,864)	4,176	(4,790)	(614)
BRC	9,999	0	506	10,505	(8,404)	0	(3,190)	(11,594)	(1,089)	(2,390)	(3,479)
CBK	5,778	0	0	5,778	(8,564)	0	(90)	(8,654)	(2,876)	832	(2,044)
DUB	17,851	0	170	18,021	(10,279)	0	(1,248)	(11,527)	6,494	(5,100)	1,394
FBF	15,876	0	43	15,919	(3,206)	0	0	(3,206)	12,713	(7,670)	5,043
GLM	1,605	0	65	1,670	(837)	(798)	(25)	(1,660)	10	510	520
GST	0	0	202	202	0	0	0	0	202	(360)	(158)
HUS	12,430	0	1,097	13,527	(2,241)	0	(1,962)	(4,203)	9,324	(10,280)	(956)
JPM	8,801	0	6	8,807	(21,240)	0	(136)	(21,376)	(12,569)	14,903	2,334
MSC	9,342	0	0	9,342	(6,227)	0	0	(6,227)	3,115	(6,285)	(3,170)
MYC	0	0	82	82	0	0	(31)	(31)	51	(1,134)	(1,083)
RYL	0	0	0	0	(454)	0	0	(454)	(454)	411	(43)
SCX	5,181	0	0	5,181	(13,688)	0	0	(13,688)	(8,507)	5,241	(3,266)
SOG	140	0	0	140	0	0	0	0	140	0	140
UAG	20,311	0	0	20,311	(22,579)	0	0	(22,579)	(2,268)	470	(1,798)

Total Over the Counter	$117,915	$0	$3,442	$121,357	$(99,964)	$(1,344)	$(10,242)	$(111,550)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$32	$32
Swap Agreements	0	0	0	0	39	39

	$0	$0	$0	$0	$71	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$117,915	$0	$117,915
Swap Agreements	0	357	0	0	3,085	3,442

	$0	$357	$0	$117,915	$3,085	$121,357

	$0	$357	$0	$117,915	$3,156	$121,428

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$39	$39

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$99,964	$0	$99,964
Written Options	0	0	0	546	798	1,344
Swap Agreements	0	105	0	0	10,137	10,242

	$0	$105	$0	$100,510	$10,935	$111,550

	$0	$105	$0	$100,510	$10,974	$111,589

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$255	$255
Futures	0	0	0	0	(1,406)	(1,406)
Swap Agreements	0	0	0	0	(340)	(340)

	$0	$0	$0	$0	$(1,491)	$(1,491)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(114,477)	$0	$(114,477)
Purchased Options	0	0	0	(209)	0	(209)
Written Options	0	0	0	1,881	2,658	4,539
Swap Agreements	0	2,961	0	0	519	3,480

	$0	$2,961	$0	$(112,805)	$3,177	$(106,667)

	$0	$2,961	$0	$(112,805)	$1,686	$(108,158)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(78)	$(78)
Futures	0	0	0	0	751	751
Swap Agreements	0	0	0	0	1,776	1,776

	$0	$0	$0	$0	$2,449	$2,449

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,873	$0	$10,873
Purchased Options	0	0	0	209	0	209
Written Options	0	0	0	(912)	(1,811)	(2,723)
Swap Agreements	0	(1,274)	0	0	(8,814)	(10,088)

	$0	$(1,274)	$0	$10,170	$(10,625)	$(1,729)

	$0	$(1,274)	$0	$10,170	$(8,176)	$720

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$13,065	$0	$13,065
Brazil
Corporate Bonds & Notes	0	331,732	20,978	352,710
Sovereign Issues	0	356,493	0	356,493
Cayman Islands
Asset-Backed Securities	0	5,112	2,179	7,291
Corporate Bonds & Notes	0	52,205	0	52,205
Chile
Corporate Bonds & Notes	0	44,900	0	44,900
China
Sovereign Issues	0	22,530	0	22,530
Colombia
Sovereign Issues	0	102,016	0	102,016
Czech Republic
Corporate Bonds & Notes	0	104	0	104
Egypt
Corporate Bonds & Notes	0	1,700	0	1,700
France
Corporate Bonds & Notes	0	12,042	0	12,042
Hong Kong
Corporate Bonds & Notes	0	18,095	0	18,095
India
Corporate Bonds & Notes	0	63,789	0	63,789
Indonesia
Sovereign Issues	0	255,559	0	255,559
Ireland
Asset-Backed Securities	0	2,182	0	2,182
Corporate Bonds & Notes	0	171,274	0	171,274
Kazakhstan
Corporate Bonds & Notes	0	105,414	0	105,414

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Lithuania
Sovereign Issues	$0	$428	$0	$428
Luxembourg
Corporate Bonds & Notes	0	249,295	0	249,295
Malaysia
Corporate Bonds & Notes	0	12,835	0	12,835
Sovereign Issues	0	8,997	0	8,997
Mexico
Corporate Bonds & Notes	0	125,181	475	125,656
Sovereign Issues	0	161,372	0	161,372
Netherlands
Asset-Backed Securities	0	193	0	193
Corporate Bonds & Notes	0	210,594	0	210,594
Panama
Sovereign Issues	0	153,832	0	153,832
Peru
Sovereign Issues	0	67,680	0	67,680
Poland
Sovereign Issues	0	48,060	0	48,060
Qatar
Corporate Bonds & Notes	0	95,794	0	95,794
Sovereign Issues	0	55,726	0	55,726
Russia
Corporate Bonds & Notes	0	43,096	0	43,096
Sovereign Issues	0	216,431	0	216,431
South Africa
Sovereign Issues	0	158,760	0	158,760
South Korea
Corporate Bonds & Notes	0	301,371	79,223	380,594
Sovereign Issues	0	11,526	0	11,526
Spain
Sovereign Issues	0	31,291	0	31,291

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	99

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

September 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Sri Lanka
Sovereign Issues	$0	$19,820	$0	$19,820
Turkey
Sovereign Issues	0	70,301	0	70,301
United Arab Emirates
Sovereign Issues	0	12,124	0	12,124
United Kingdom
Corporate Bonds & Notes	0	13,134	0	13,134
United States
Asset-Backed Securities	0	7,604	0	7,604
Corporate Bonds & Notes	0	198,571	0	198,571
Mortgage-Backed Securities	0	16,760	0	16,760
U.S. Government Agencies	0	6,716	0	6,716
U.S. Treasury Obligations	0	131	0	131
Venezuela
Corporate Bonds & Notes	0	11,265	0	11,265
Virgin Islands (British)
Corporate Bonds & Notes	0	19,195	0	19,195
Short-Term Instruments
Certificates of Deposit	0	56,194	0	56,194
Commercial Paper	0	143,121	0	143,121
Repurchase Agreements	0	3,763	0	3,763
Italy Treasury Bills	0	195,383	0	195,383
Japan Treasury Bills	0	158,896	0	158,896
Malaysia Treasury Bills	0	166,509	0	166,509
Mexico Treasury Bills	0	596,450	0	596,450
Spain Treasury Bills	0	195,595	0	195,595
U.S. Treasury Bills	0	22,707	0	22,707
	$0	$5,424,913	$102,855	$5,527,768

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,300,502	$0	$0	$1,300,502

Total Investments	$1,300,502	$5,424,913	$102,855	$6,828,270

Short Sales, at Value
U.S. Government Agencies	$0	$(16,196)	$0	$(16,196)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	39	0	71
Over the counter	0	121,357	0	121,357
	$32	$121,396	$0	$121,428

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(39)	0	(39)
Over the counter	0	(111,550)	0	(111,550)
	$0	$(111,589)	$0	$(111,589)

Totals	$1,300,534	$5,418,524	$102,855	$6,821,913

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$21,003	$0	$0	$(87)	$0	$62	$0	$0	$20,978	$62
Cayman Islands
Asset-Backed Securities	4,665	0	(2,166)	6	27	(45)	0	(308)	2,179	(32)
Mexico
Corporate Bonds & Notes	1,958	0	0	26	0	(1,509)	0	0	475	(1,509)
South Korea
Corporate Bonds & Notes	0	79,800	0	0	0	(577)	0	0	79,223	(577)

Totals	$27,626	$79,800	$(2,166)	$(55)	$27	$(2,069)	$0	$(308)	$102,855	$(2,056)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$20,978	Benchmark Pricing	Base Price	100.88
Cayman Islands
Asset-Backed Securities	2,179	Third Party Vendor	Broker Quote	99.00
Mexico
Corporate Bonds & Notes	475	Benchmark Pricing	Base Price	16.00
South Korea
Corporate Bonds & Notes	79,223	Benchmark Pricing	Base Price	99.25

Total	$102,855

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund

September 30, 2013 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (b) 0.9%
		$2,293

Total Short-Term Instruments (Cost $2,293)		2,293

Total Investments in Securities (Cost $2,293)		2,293

	SHARES
INVESTMENTS IN AFFILIATES 99.9%

UNITED STATES 98.0%

MUTUAL FUNDS (a) 98.0%
PIMCO Emerging Local Bond Fund	14,996,992	144,421
PIMCO Emerging Markets Bond Fund	5,416,920	60,778
PIMCO Emerging Markets Corporate Bond Fund	4,606,973	52,473

Total United States (Cost $263,619)		257,672

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio	510,717	$5,111

Total Short-Term Instruments (Cost $5,110)		5,111

Total Investments in Affiliates (Cost $268,729)		262,783

Total Investments 100.8% (Cost $271,022)		$265,076

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $(12))		4

Other Assets and Liabilities, net (0.8%)		(2,132)

Net Assets 100.0%		$262,948

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$1,800	U.S. Treasury Notes 0.250% due 09/30/2015	$(1,836)	$1,800	$1,800
SSB	0.000%	09/30/2013	10/01/2013	493	Fannie Mae 2.200% due 10/17/2022	(507)	493	493

Total Repurchase Agreements						$(2,343)	$2,293	$2,293

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
BOS	$1,800	$0	$0	$0	$1,800	$(1,836)	$(6)
SSB	493	0	0	0	493	(507)	(14)

Total Borrowings and Other Financing Transactions	$2,293	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	101

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	South Africa Government International Bond	1.000%	09/20/2014	0.703%	$ 1,900	$(1)	$7	$6	$0

CBK	Rosneft Oil Co.	1.000%	06/20/2014	1.089%	1,900	(8)	7	0	(1)
	Turkey Government International Bond	1.000%	09/20/2014	1.116%	1,900	(1)	0	0	(1)

FBF	Russia Government International Bond	1.000%	09/20/2015	1.013%	1,800	(2)	2	0	0

Total Swap Agreements						$(12)	$16	$6	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (4)
BOA	$0	$0	$6	$6	$0	$0	$0	$0	$6	$0	$6
CBK	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
FBF	0	0	0	0	0	0	0	0	0	0	0

Total Over the Counter	$0	$0	$6	$6	$0	$0	$(2)	$(2)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$6	$0	$0	$0	$6

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$8	$0	$0	$0	$8

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$16	$0	$0	$0	$16

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$2,293	$0	$2,293
	$0	$2,293	$0	$2,293

Investments in Affiliates, at Value
United States
Mutual Funds	$257,672	$0	$0	$257,672
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,111	0	0	5,111
	$262,783	$0	$0	$262,783

Total Investments	$262,783	$2,293	$0	$265,076

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Over the counter	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2)	$0	$(2)

Totals	$262,783	$2,297	$0	$265,080

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	103

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.0%

AUSTRALIA 1.9%

CORPORATE BONDS & NOTES 0.5%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$3,300	$3,319
Commonwealth Bank of Australia
0.534% due 09/17/2014		12,200	12,232
ING Bank Australia Ltd.
3.226% due 06/24/2014	AUD	300	281
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$1,100	1,159

			16,991

MORTGAGE-BACKED SECURITIES 0.4%
Crusade Global Trust
2.798% due 08/14/2037	AUD	5,595	5,154
Puma Finance Ltd.
0.403% due 02/21/2038		$1,574	1,564
2.979% due 08/22/2037	AUD	2,744	2,545
Superannuation Members Home Loan Securitisation Fund
4.072% due 09/09/2041		265	250
Torrens Trust
2.983% due 10/19/2038		2,640	2,425

			11,938

SOVEREIGN ISSUES 1.0%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,386
6.000% due 03/01/2022		13,800	14,390
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		12,400	14,322

			32,098

Total Australia (Cost $62,992)			61,027

BELGIUM 0.3%

SOVEREIGN ISSUES 0.3%
Belgium Government International Bond
2.750% due 03/05/2015		$8,400	8,662

Total Belgium (Cost $8,505)			8,662

BRAZIL 4.7%

SOVEREIGN ISSUES 4.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	406,860	128,905
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		49,810	20,502

Total Brazil (Cost $160,852)			149,407

CANADA 2.4%

CORPORATE BONDS & NOTES 0.5%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	4,902
National Bank of Canada
2.200% due 10/19/2016		10,300	10,682

			15,584

SOVEREIGN ISSUES 1.9%
Canada Government Bond
1.500% due 12/01/2044 (c)	CAD	213	226

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of British Columbia
4.300% due 06/18/2042	CAD	3,100	$3,170
Province of Ontario
2.100% due 09/08/2018		9,300	8,922
2.450% due 06/29/2022		$6,600	6,198
3.150% due 06/02/2022	CAD	25,100	24,156
Province of Quebec
3.500% due 12/01/2022		5,000	4,887
4.250% due 12/01/2021		10,000	10,427
5.000% due 12/01/2038		3,200	3,484
5.000% due 12/01/2041		100	110

			61,580

Total Canada (Cost $78,553)			77,164

CAYMAN ISLANDS 0.5%

ASSET-BACKED SECURITIES 0.5%
ALM Loan Funding
1.064% due 11/20/2020		$926	918
BlackRock Senior Income Series Corp.
0.506% due 04/20/2019		1,366	1,344
Galaxy CLO Ltd.
0.506% due 04/25/2019		2,196	2,177
Hillmark Funding
0.513% due 05/21/2021		8,200	7,939
ING Investment Management CLO Ltd.
0.530% due 12/01/2017		560	552
Lafayette CLO Ltd.
1.659% due 09/06/2022		714	715
Octagon Investment Partners Ltd.
0.562% due 11/28/2018		1,597	1,580
Pacifica CDO Corp.
0.524% due 01/26/2020		645	640
Stone Tower CLO Ltd.
0.498% due 04/17/2021		700	681

Total Cayman Islands (Cost $16,243)			16,546

DENMARK 0.4%

CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
1.383% due 01/01/2038	DKK	1,308	243

SOVEREIGN ISSUES 0.4%
Denmark Government Bond
3.000% due 11/15/2021		59,100	11,880

Total Denmark (Cost $11,053)			12,123

FRANCE 9.1%

ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.098% due 03/25/2022	EUR	276	375

CORPORATE BONDS & NOTES 4.8%
Banque PSA Finance S.A.
4.250% due 02/25/2016		2,000	2,805
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$13,300	13,712
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		9,600	9,648
Credit Agricole S.A.
2.625% due 01/21/2014		600	604
Dexia Credit Local S.A.
0.744% due 04/29/2014		8,350	8,358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 01/10/2014		$76,400	$76,853
2.750% due 04/29/2014		32,500	32,924
Vivendi S.A.
6.625% due 04/04/2018		7,000	7,926

			152,830

SOVEREIGN ISSUES 4.3%
France Government Bond
1.000% due 05/25/2018 (f)	EUR	101,700	137,259

Total France (Cost $285,894)			290,464

GERMANY 7.1%

CORPORATE BONDS & NOTES 5.2%
FMS Wertmanagement AoeR
0.747% due 06/16/2014	GBP	5,200	8,434
3.375% due 06/17/2021 (f)	EUR	26,100	39,600
KFW
2.750% due 09/07/2015	GBP	20,000	33,638
5.500% due 02/09/2022	AUD	15,600	15,428
6.250% due 05/19/2021		21,000	21,775
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		25,500	25,304
5.500% due 03/29/2022		20,000	19,721
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	1,000	1,504

			165,404

SOVEREIGN ISSUES 1.9%
Republic of Germany
0.100% due 04/15/2023 (c)		5,552	7,492
2.000% due 08/15/2023		3,000	4,153
2.500% due 07/04/2044		17,600	23,331
4.000% due 01/04/2037		14,300	24,099
State of North Rhine-Westphalia
4.000% due 02/14/2014		100	137

			59,212

Total Germany (Cost $225,446)			224,616

IRELAND 0.9%

ASSET-BACKED SECURITIES 0.4%
Magi Funding PLC
0.578% due 04/11/2021	EUR	4,134	5,530
Mercator CLO PLC
0.461% due 02/18/2024		5,428	7,179

			12,709

CORPORATE BONDS & NOTES 0.3%
Depfa ACS Bank
4.375% due 01/15/2015		2,900	4,091
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		1,000	1,604
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$3,500	4,069
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (d)	EUR	200	294

			10,058

MORTGAGE-BACKED SECURITIES 0.2%
Emerald Mortgages PLC
0.247% due 07/15/2048		1,433	1,543

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Opera Finance PLC
0.408% due 01/15/2015	EUR	4,235	$5,639

			7,182

Total Ireland (Cost $29,576)			29,949

ITALY 9.9%

CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
2.662% due 02/24/2014		$4,800	4,827

MORTGAGE-BACKED SECURITIES 0.6%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	16,322	20,227

SOVEREIGN ISSUES 9.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 06/15/2015		18,300	25,272
3.500% due 11/01/2017		10,700	14,718
3.500% due 06/01/2018		54,600	74,726
3.500% due 12/01/2018		2,200	2,984
3.750% due 08/01/2016		29,800	41,847
4.500% due 08/01/2018		20,200	28,855
4.750% due 06/01/2017		23,300	33,454
5.250% due 08/01/2017		46,400	67,888

			289,744

Total Italy (Cost $307,935)			314,798

JAPAN 2.2%

CORPORATE BONDS & NOTES 0.3%
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	50,000	508
1.470% due 10/28/2013		20,000	203
4.500% due 03/24/2014	EUR	5,900	8,017
4.750% due 02/28/2014	JPY	60,000	617

			9,345

SOVEREIGN ISSUES 1.9%
Japan Government International Bond
1.600% due 03/20/2033		5,782,000	59,330

Total Japan (Cost $69,455)			68,675

LUXEMBOURG 0.6%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.518% due 06/04/2024	EUR	2,518	3,267

CORPORATE BONDS & NOTES 0.5%
Fiat Finance & Trade S.A.
6.875% due 02/13/2015		5,700	8,118
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$6,200	6,276

			14,394

Total Luxembourg (Cost $17,118)			17,661

MEXICO 3.1%

SOVEREIGN ISSUES 3.1%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	56,270
4.750% due 06/14/2018	MXN	30,000	2,283
8.000% due 12/19/2013		400,000	30,876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 12/05/2024	MXN	73,100	$7,359

Total Mexico (Cost $112,571)			96,788

NETHERLANDS 1.7%

ASSET-BACKED SECURITIES 0.8%
Chapel BV
0.886% due 11/17/2064	EUR	907	905
Euro-Galaxy CLO BV
0.460% due 10/23/2021		7,244	9,591
Eurocredit CDO BV
0.672% due 02/22/2020		1,721	2,303
Globaldrive BV
0.877% due 04/20/2019		2,455	3,333
1.727% due 04/20/2018		758	1,030
Grosvenor Place CLO BV
0.470% due 07/20/2021		1,740	2,346
0.770% due 07/20/2021	GBP	2,886	4,657
Jubilee CDO BV
0.719% due 10/15/2019	EUR	1,181	1,588

			25,753

CORPORATE BONDS & NOTES 0.9%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		$10,000	9,852
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,100	3,052
ING Bank NV
2.500% due 01/14/2016		$14,000	14,456
Ziggo Finance BV
6.125% due 11/15/2017	EUR	150	211

			27,571

Total Netherlands (Cost $52,172)			53,324

NEW ZEALAND 4.7%

SOVEREIGN ISSUES 4.7%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	84,800	73,361
5.500% due 04/15/2023		17,100	15,226
6.000% due 12/15/2017		7,200	6,465
6.000% due 05/15/2021		49,000	44,874
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		10,600	8,330

Total New Zealand (Cost $139,379)			148,256

NORWAY 1.8%

CORPORATE BONDS & NOTES 1.7%
DNB Boligkreditt A/S
2.900% due 03/29/2017		$10,000	10,475
Eksportfinans ASA
0.471% due 10/07/2013		1,600	1,600
0.890% due 06/16/2015	JPY	300,000	2,918
1.570% due 02/14/2018		500,000	4,628
1.600% due 03/20/2014		144,000	1,451
2.000% due 09/15/2015		$6,500	6,370
2.375% due 05/25/2016		10,000	9,725
3.000% due 11/17/2014		15,769	15,808
5.500% due 05/25/2016		1,200	1,258

			54,233

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,723

Total Norway (Cost $55,309)			55,956

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.0%

SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	$665
8.250% due 09/15/2017		100	11

Total South Africa (Cost $837)			676

SPAIN 8.3%

CORPORATE BONDS & NOTES 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	12,800	17,739
Banco Espanol de Credito S.A.
3.500% due 01/27/2015		2,000	2,792
4.250% due 09/16/2014		3,400	4,753
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,580

			30,864

SOVEREIGN ISSUES 7.3%
Autonomous Community of Madrid
4.305% due 03/06/2014	EUR	18,000	24,687
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,800	2,439
Instituto de Credito Oficial
1.971% due 03/25/2014		38,100	51,915
4.000% due 12/08/2014	GBP	4,000	6,603
4.375% due 03/31/2014	EUR	1,200	1,648
Junta de Castilla y Leon
6.270% due 02/19/2018		11,000	16,437
Spain Government International Bond
3.750% due 10/31/2018		23,600	32,819
4.250% due 10/31/2016		35,000	50,172
5.400% due 01/31/2023		13,000	19,124
Xunta de Galicia
6.131% due 04/03/2018		14,400	21,551
6.964% due 12/28/2017		3,000	4,554

			231,949

Total Spain (Cost $251,892)			262,813

SUPRANATIONAL 1.3%

CORPORATE BONDS & NOTES 1.3%
African Development Bank
5.250% due 03/23/2022	AUD	5,600	5,461
Council of Europe Development Bank
5.625% due 12/14/2015		1,100	1,078
European Union
3.375% due 04/04/2032	EUR	17,900	26,340
3.500% due 06/04/2021		500	761
Inter-American Development Bank
6.000% due 02/26/2021	AUD	5,500	5,652
International Finance Corp.
5.000% due 08/03/2016		2,300	2,252

Total Supranational (Cost $40,262)			41,544

SWEDEN 1.1%

CORPORATE BONDS & NOTES 0.7%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	5,777
Stadshypotek AB
3.000% due 03/21/2018		41,000	6,524
4.250% due 10/10/2017	AUD	1,200	1,123

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	105

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018	SEK	17,000	$2,819
Swedbank Hypotek AB
3.750% due 12/20/2017		40,700	6,684

			22,927

SOVEREIGN ISSUES 0.4%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	11,898

Total Sweden (Cost $34,536)			34,825

THAILAND 0.0%

CORPORATE BONDS & NOTES 0.0%
Thai Oil PCL
3.625% due 01/23/2023		$900	813

Total Thailand (Cost $896)			813

UNITED KINGDOM 11.4%

BANK LOAN OBLIGATIONS 0.3%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$10,700	10,663

CORPORATE BONDS & NOTES 3.4%
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	4,975	8,210
Barclays Bank PLC
2.250% due 05/10/2017		$17,800	18,391
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	17,700	26,052
HBOS PLC
0.948% due 09/30/2016		$2,100	2,042
5.374% due 06/30/2021	EUR	1,400	1,951
6.750% due 05/21/2018		$1,800	2,010
LBG Capital PLC
7.625% due 12/09/2019	GBP	800	1,351
8.000% due 06/15/2020 (d)		$500	524
8.500% due 12/17/2021 (d)		15,458	16,239
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		6,000	8,055
Pearson Dollar Finance PLC
5.700% due 06/01/2014		6,800	7,002
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	5,700	5,281
Royal Bank of Scotland PLC
3.360% due 02/17/2017	AUD	2,100	1,701
3.580% due 10/27/2014		900	827
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,147
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		4,900	4,788
5.500% due 01/15/2021	GBP	700	1,142

			106,713

MORTGAGE-BACKED SECURITIES 5.1%
Aggregator of Loans Backed by Assets PLC
0.384% due 12/15/2038	EUR	451	546
EuroMASTR PLC
0.717% due 06/15/2040	GBP	477	685
Eurosail PLC
0.384% due 03/13/2045	EUR	499	630
0.677% due 06/10/2044	GBP	10,792	16,755
Fosse Master Issuer PLC
2.610% due 10/18/2054		15,400	25,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
0.600% due 01/20/2044	EUR	2,557	$3,435
0.838% due 03/20/2044	GBP	2,837	4,539
0.838% due 06/20/2044		443	709
0.890% due 01/20/2044		4,010	6,428
0.898% due 09/20/2044		1,847	2,959
Mall Funding PLC
1.190% due 04/22/2017		2,512	3,990
Mansard Mortgages PLC
1.167% due 12/15/2049		6,258	9,600
Newgate Funding PLC
0.464% due 12/01/2050	EUR	3,500	3,558
0.679% due 12/01/2050	GBP	1,200	1,766
0.824% due 12/15/2050	EUR	12,800	16,064
1.474% due 12/15/2050		2,400	2,595
1.517% due 12/15/2050	GBP	1,000	1,405
1.724% due 12/15/2050	EUR	4,000	4,022
Opera Finance PLC
0.711% due 02/02/2017	GBP	15,605	24,915
Paragon Mortgages PLC
0.873% due 05/15/2041		596	882
Preferred Residential Securities PLC
1.267% due 12/15/2042		795	1,016
RMAC Securities PLC
0.375% due 06/12/2044	EUR	3,991	4,907
0.406% due 06/12/2044		$419	385
0.688% due 06/12/2044	GBP	3,464	5,082
Southern Pacific Financing PLC
1.117% due 12/10/2042		456	604
Tenterden Funding PLC
2.018% due 03/21/2044		8,620	14,208
Windermere CMBS PLC
0.768% due 04/24/2017		2,457	3,883

			160,988

SOVEREIGN ISSUES 2.6%
United Kingdom Gilt
3.250% due 01/22/2044 (f)		52,800	81,076
4.250% due 03/07/2036		1,500	2,762

			83,838

Total United Kingdom (Cost $326,432)			362,202

UNITED STATES 25.0%

ASSET-BACKED SECURITIES 1.7%
ACE Securities Corp. Home Equity Loan Trust
0.649% due 10/25/2035		$2,000	1,485
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.049% due 07/25/2034		889	812
Amortizing Residential Collateral Trust
0.759% due 07/25/2032		8	7
0.879% due 10/25/2031		3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.999% due 02/25/2034		535	482
Asset-Backed Funding Certificates Trust
0.879% due 06/25/2034		3,197	3,017
Bear Stearns Asset-Backed Securities Trust
0.429% due 08/25/2020 ^		617	469
0.579% due 09/25/2046		1,808	1,439
Carrington Mortgage Loan Trust
0.499% due 10/25/2035		33	33
CIT Group Home Equity Loan Trust
0.719% due 06/25/2033		36	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citibank Omni Master Trust
2.932% due 08/15/2018	$2,100	$2,144
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045	2,117	1,606
0.249% due 05/25/2037	333	254
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	177	183
6.681% due 12/01/2033	82	84
Countrywide Asset-Backed Certificates
0.359% due 08/25/2036	1,258	1,222
0.359% due 09/25/2036	177	171
0.519% due 12/25/2036 ^	155	87
0.659% due 12/25/2031	11	8
0.829% due 06/25/2035	500	492
5.103% due 05/25/2035	2,000	1,949
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.299% due 07/25/2037	276	162
First Franklin Mortgage Loan Trust
0.539% due 10/25/2035	4,000	3,409
Home Equity Asset Trust
0.779% due 11/25/2032	1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.629% due 08/25/2035	1,000	978
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	457	92
Lehman XS Trust
0.329% due 04/25/2037 ^	2,113	1,485
0.409% due 06/25/2046 ^	30	1
0.419% due 11/25/2046	211	25
0.499% due 11/25/2046 ^	870	191
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034	360	341
1.004% due 06/25/2035	2,180	2,117
Merrill Lynch Mortgage Investors Trust
0.259% due 09/25/2037	215	55
0.299% due 02/25/2037	59	25
0.679% due 06/25/2036	1,000	893
Morgan Stanley ABS Capital, Inc.
0.229% due 07/25/2036	129	44
1.124% due 06/25/2034	1,679	1,575
Morgan Stanley Home Equity Loan Trust
0.529% due 04/25/2037	1,994	1,112
Morgan Stanley Mortgage Loan Trust
0.249% due 01/25/2047	11	11
0.539% due 04/25/2037	668	320
5.919% due 09/25/2046 ^	2,301	1,422
NovaStar Mortgage Funding Trust
0.889% due 12/25/2033	280	265
People’s Choice Home Loan Securities Trust
1.529% due 01/25/2035	2,000	1,271
Popular ABS Mortgage Pass-Through Trust
0.269% due 06/25/2047 ^	960	825
0.489% due 06/25/2047 ^	1,769	818
RAAC Series
1.379% due 09/25/2047	5,647	5,515
Renaissance Home Equity Loan Trust
0.679% due 12/25/2033	498	486
Residential Asset Mortgage Products Trust
0.689% due 06/25/2035	2,000	1,813
Residential Asset Securities Corp. Trust
0.679% due 07/25/2032 ^	31	26
Securitized Asset-Backed Receivables LLC Trust
0.229% due 12/25/2036	49	25
0.239% due 12/25/2036 ^	39	13
0.309% due 05/25/2037 ^	722	389

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.494% due 09/15/2021	EUR	1,880	$2,539
1.766% due 04/25/2023		$1,759	1,810
Soundview Home Loan Trust
0.239% due 11/25/2036		41	14
0.309% due 12/25/2036		1,902	1,804
0.429% due 08/25/2037		3,000	1,880
Structured Asset Investment Loan Trust
0.539% due 10/25/2035		1,321	1,270
0.899% due 05/25/2035		3,522	2,917
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.579% due 05/25/2034		2	2
0.759% due 01/25/2033		7	6
1.683% due 04/25/2035		455	431
Washington Mutual Asset-Backed Certificates Trust
0.239% due 10/25/2036		66	26

			54,386

BANK LOAN OBLIGATIONS 1.5%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		1,990	1,999
Dell, Inc.
5.000% due 11/06/2013		28,500	28,478
H.J. Heinz Co.
3.500% due 06/05/2020		13,965	14,036
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,907	1,912

			46,425

CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
3.652% due 06/20/2014		4,600	4,669
8.300% due 02/12/2015		3,000	3,240
AutoZone, Inc.
6.500% due 01/15/2014		100	102
7.125% due 08/01/2018		400	479
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	328
Avnet, Inc.
6.625% due 09/15/2016		500	566
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,196
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	3,034
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,131
6.000% due 06/15/2017		1,000	1,132
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	3,024
CIT Group, Inc.
4.750% due 02/15/2015		100	104
5.250% due 04/01/2014		2,500	2,547
Citigroup, Inc.
5.500% due 10/15/2014		188	197
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,390
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,219
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		6,300	6,024
HCP, Inc.
5.650% due 12/15/2013		3,000	3,029
International Lease Finance Corp.
6.500% due 09/01/2014		7,000	7,297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 11/15/2013		$500	$503
6.750% due 09/01/2016		300	331
Jones Group, Inc.
5.125% due 11/15/2014		8,025	8,306
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		14,600	3,905
Loews Corp.
5.250% due 03/15/2016		800	881
Masco Corp.
6.125% due 10/03/2016		8,200	9,112
Maytag Corp.
5.000% due 05/15/2015		2,200	2,318
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	3,225	4,364
0.525% due 08/25/2014		900	1,218
4.875% due 05/30/2014		3,550	4,935
PPG Industries, Inc.
6.650% due 03/15/2018		$4,000	4,712
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,913
Ryder System, Inc.
5.850% due 03/01/2014		500	511
Simon Property Group LP
6.125% due 05/30/2018		1,900	2,231
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,149
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,121
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	5,600	9,247
WM Covered Bond Program
4.000% due 11/26/2016	EUR	17,900	26,388

			127,853

MORTGAGE-BACKED SECURITIES 9.3%
Adjustable Rate Mortgage Trust
2.865% due 09/25/2035		$399	351
3.199% due 07/25/2035		706	646
American Home Mortgage Assets Trust
0.369% due 09/25/2046		1,893	1,272
0.409% due 09/25/2046 ^		140	14
American Home Mortgage Investment Trust
1.873% due 09/25/2045		719	691
2.173% due 10/25/2034		638	631
Banc of America Funding Corp.
2.685% due 02/20/2036		3,625	3,615
2.941% due 11/20/2034		1,462	1,420
5.500% due 09/25/2035		4,628	4,741
5.568% due 01/20/2047 ^		405	325
5.750% due 11/25/2035		1,399	1,445
5.797% due 10/20/2046 ^		1,629	1,290
6.000% due 08/25/2036		571	557
Banc of America Large Loan Trust
2.482% due 11/15/2015		26,771	26,824
Banc of America Mortgage Trust
2.444% due 09/25/2035		642	600
2.733% due 07/25/2035		238	224
5.500% due 11/25/2035		664	666
BCAP LLC Trust
0.920% due 01/26/2047		1,458	1,220
2.667% due 02/26/2036		573	564
5.250% due 02/26/2036		2,590	2,371
5.250% due 04/26/2037		2,824	2,639
5.250% due 08/26/2037		2,897	2,942
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		370	373

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.420% due 02/25/2036 ^	$786	$529
2.636% due 10/25/2033	276	278
2.674% due 10/25/2035	88	88
2.693% due 05/25/2033	151	151
2.729% due 02/25/2033	12	12
2.785% due 11/25/2034	1,566	1,478
2.793% due 03/25/2035	928	930
2.832% due 05/25/2034	727	690
2.974% due 02/25/2034	50	49
3.040% due 05/25/2034	238	229
5.280% due 08/25/2035	1,088	1,107
Bear Stearns Alt-A Trust
2.611% due 08/25/2036 ^	130	86
2.638% due 11/25/2036	2,336	1,565
2.677% due 11/25/2035 ^	114	85
2.735% due 09/25/2035	2,920	2,422
2.804% due 08/25/2036 ^	2,464	1,695
4.577% due 11/25/2036 ^	977	685
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036	262	203
Bella Vista Mortgage Trust
0.430% due 05/20/2045	64	49
Chase Mortgage Finance Trust
2.820% due 02/25/2037	1,298	1,317
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	1,204	1,205
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,208	1,195
2.290% due 09/25/2035	1,303	1,282
2.510% due 10/25/2035	2,308	2,246
2.569% due 07/25/2046 ^	2,626	2,057
2.622% due 08/25/2035	762	754
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,107	1,139
Commercial Mortgage Pass-Through Certificates
0.660% due 12/10/2046 (a)	91,372	88
0.677% due 03/10/2046 (a)	12,000	558
1.949% due 01/10/2046 (a)	19,826	1,990
Countrywide Alternative Loan Trust
0.319% due 04/25/2047	4,834	3,810
0.339% due 02/25/2047	798	644
0.349% due 05/25/2047	767	624
0.379% due 05/25/2036	97	69
0.379% due 06/25/2037	2,303	1,791
0.389% due 05/25/2035	2,170	1,771
0.389% due 07/25/2046	1,993	1,601
0.390% due 03/20/2046	119	82
0.429% due 09/25/2046 ^	1,642	316
0.439% due 07/25/2046 ^	1,071	250
0.459% due 12/25/2035	61	49
0.460% due 09/20/2046	1,425	311
0.529% due 05/25/2037 ^	1,138	751
0.579% due 06/25/2036 ^	694	441
0.599% due 12/25/2035	436	191
1.543% due 11/25/2035	989	701
1.553% due 08/25/2035	792	684
2.083% due 11/25/2035	703	513
5.250% due 06/25/2035	458	396
6.000% due 10/25/2032	3	3
6.000% due 01/25/2037 ^	2,326	1,904
6.250% due 08/25/2037 ^	944	753
6.500% due 08/25/2032	744	754
Countrywide Home Loan Mortgage Pass-Through Trust
0.379% due 04/25/2046	2,233	1,685
0.399% due 05/25/2035	1,056	739
0.469% due 04/25/2035	171	134
0.499% due 03/25/2035	2,506	1,778
0.509% due 02/25/2035	348	302

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	107

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.519% due 02/25/2035	$155	$134
0.519% due 03/25/2036	650	283
2.666% due 08/25/2034	117	108
2.672% due 11/19/2033	23	22
2.783% due 02/20/2036	1,215	1,063
2.797% due 09/25/2047 ^	1,638	1,353
2.799% due 04/20/2036 ^	579	454
2.823% due 08/25/2034	219	192
2.859% due 11/25/2034	103	95
4.818% due 11/20/2034	1,894	1,754
5.033% due 01/20/2035	314	308
Credit Suisse First Boston Mortgage Securities Corp.
1.329% due 03/25/2034 ^	211	187
2.385% due 07/25/2033	56	56
2.455% due 08/25/2033	385	383
6.000% due 12/25/2035	500	508
Credit Suisse Mortgage Capital Certificates
5.915% due 12/18/2049	5,962	6,729
6.500% due 07/26/2036	976	499
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	15,100	282
1.559% due 11/10/2046 (a)	37,448	1,516
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	1,199	1,025
Deutsche ALT-B Securities, Inc.
0.279% due 10/25/2036 ^	148	81
6.300% due 07/25/2036 ^	983	636
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035	1,893	1,917
Extended Stay America Trust
1.213% due 12/05/2031 (a)	34,000	883
First Horizon Alternative Mortgage Securities
2.277% due 08/25/2035	1,731	1,531
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035	426	401
5.000% due 10/25/2020	139	143
GMAC Mortgage Corp. Loan Trust
3.449% due 06/25/2034	90	85
Greenpoint Mortgage Funding Trust
0.359% due 01/25/2037	1,550	1,037
0.379% due 12/25/2046 ^	1,249	523
0.389% due 04/25/2036	878	616
0.399% due 06/25/2045	461	402
0.449% due 11/25/2045	90	71
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033	166	164
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,277
GS Mortgage Securities Trust
1.921% due 02/10/2046 (a)	19,826	2,192
2.557% due 11/10/2045 (a)	25,731	3,552
GSR Mortgage Loan Trust
0.439% due 08/25/2046	851	204
1.940% due 03/25/2033	220	217
2.661% due 09/25/2035	633	631
2.786% due 05/25/2035	523	474
Harborview Mortgage Loan Trust
0.369% due 07/21/2036	1,480	1,111
0.371% due 09/19/2037	1,637	1,302
0.421% due 03/19/2036	247	166
0.461% due 02/19/2036	781	555
0.491% due 11/19/2035	1,357	1,073
0.531% due 01/19/2035	93	64
0.921% due 02/19/2034	4	4
2.595% due 05/19/2033	457	457
2.749% due 07/19/2035	182	156
2.784% due 07/19/2035	62	56

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HomeBanc Mortgage Trust
0.359% due 12/25/2036	$79	$67
0.449% due 10/25/2035	2,503	2,133
Impac CMB Trust
0.839% due 03/25/2035	87	77
0.959% due 10/25/2034	876	834
IndyMac Mortgage Loan Trust
0.389% due 05/25/2046	1,387	1,152
0.419% due 06/25/2037	1,102	920
0.429% due 02/25/2037	1,600	764
0.469% due 11/25/2036	919	339
2.541% due 12/25/2034	283	259
4.656% due 09/25/2035 ^	266	18
4.694% due 08/25/2035	497	410
4.911% due 11/25/2035	1,616	1,549
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	188	185
JPMorgan Chase Commercial Mortgage Securities Trust
1.479% due 12/15/2047 (a)	84,694	6,855
5.419% due 01/12/2043	2,000	2,143
JPMorgan Mortgage Trust
2.105% due 11/25/2033	261	258
2.347% due 07/27/2037	2,006	1,705
2.498% due 08/25/2035	1,328	1,292
2.633% due 10/25/2035	540	525
2.812% due 07/25/2035	611	606
2.818% due 02/25/2036	1,554	1,348
Luminent Mortgage Trust
0.349% due 12/25/2036	3,674	2,641
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046	444	318
0.519% due 05/25/2047 ^	1,346	423
2.623% due 11/21/2034	2,181	2,261
MASTR Alternative Loan Trust
0.579% due 03/25/2036	578	123
Mellon Residential Funding Corp.
0.622% due 12/15/2030	6	6
Merrill Lynch Mortgage Investors Trust
0.429% due 11/25/2035	972	888
0.429% due 08/25/2036	327	303
1.179% due 10/25/2035	2,543	2,476
1.666% due 10/25/2035	1,735	1,685
2.313% due 02/25/2033	196	186
2.475% due 06/25/2035	957	933
2.921% due 06/25/2037	660	618
Merrill Lynch Mortgage-Backed Securities Trust
4.852% due 04/25/2037 ^	71	58
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	700	766
Morgan Stanley Bank of America Merrill Lynch Trust
1.613% due 05/15/2046 (a)	67,761	5,655
Nomura Asset Acceptance Corp.
2.570% due 10/25/2035	708	631
2.954% due 08/25/2035	1,331	1,260
5.239% due 02/25/2036 ^	338	277
5.820% due 03/25/2047	822	827
6.138% due 03/25/2047	703	707
RBSSP Resecuritization Trust
2.684% due 10/26/2036	2,068	2,116
Residential Accredit Loans, Inc. Trust
0.329% due 02/25/2047	1,956	1,127
0.389% due 04/25/2046	115	53
0.479% due 01/25/2035	1,351	1,319
0.484% due 09/25/2046	1,626	316
3.201% due 08/25/2035 ^	146	86
3.633% due 09/25/2035 ^	717	547
6.000% due 06/25/2037 ^	1,002	753

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securitization Trust
0.629% due 12/25/2036 ^	$516	$186
6.250% due 10/25/2036 ^	458	351
6.500% due 08/25/2036 ^	991	654
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	499	404
5.330% due 06/25/2035	810	799
Sequoia Mortgage Trust
0.530% due 07/20/2033	459	454
2.651% due 04/20/2035	376	373
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 05/25/2037	131	93
1.559% due 01/25/2035	54	40
1.873% due 10/25/2037 ^	517	311
2.485% due 02/25/2034	359	361
2.527% due 04/25/2035	2,242	2,094
2.550% due 04/25/2034	865	865
Structured Asset Mortgage Investments Trust
0.369% due 07/25/2046	1,502	1,119
0.389% due 04/25/2036	559	391
0.399% due 05/25/2036	4,122	2,606
0.399% due 09/25/2047	200	131
0.409% due 05/25/2045	649	525
0.429% due 09/25/2047 ^	212	8
0.431% due 07/19/2035	2,322	2,126
0.489% due 12/25/2035	45	34
0.761% due 07/19/2034	21	21
1.653% due 08/25/2047	2,578	2,012
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.888% due 05/25/2032	44	43
2.653% due 10/28/2035	802	762
5.500% due 05/25/2035	452	471
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	46
Thornburg Mortgage Securities Trust
1.429% due 06/25/2047	1,427	1,288
5.750% due 06/25/2037	17,942	17,587
5.750% due 06/25/2047	3,497	3,290
UBS-Barclays Commercial Mortgage Trust
2.036% due 12/10/2045 (a)	62,576	7,353
UBS-Citigroup Commercial Mortgage Trust
2.692% due 01/10/2045 (a)	22,570	2,765
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	2,000	1,945
5.931% due 06/15/2049	289	298
WaMu Mortgage Pass-Through Certificates
0.399% due 07/25/2046 ^	85	5
0.459% due 11/25/2045	526	464
0.469% due 07/25/2045	1,039	965
0.469% due 10/25/2045	267	246
0.489% due 01/25/2045	272	253
0.499% due 01/25/2045	197	182
0.558% due 11/25/2034	1,558	1,442
0.678% due 11/25/2034	1,056	944
0.913% due 04/25/2047	964	867
0.963% due 12/25/2046	647	601
1.093% due 05/25/2046	1,853	1,671
1.133% due 06/25/2046	2,586	2,263
1.355% due 05/25/2041	240	227
1.553% due 06/25/2042	152	139
1.553% due 08/25/2042	122	112
2.136% due 04/25/2037	2,090	1,631
2.350% due 12/25/2036 ^	73	62
2.418% due 08/25/2034	919	915
2.434% due 02/25/2037 ^	1,171	918
2.449% due 06/25/2033	148	147
2.454% due 05/25/2046	49	43

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.454% due 11/25/2046	$282	$253
2.454% due 12/25/2046	974	902
2.496% due 03/25/2035	910	906
2.547% due 03/25/2034	813	809
2.744% due 12/25/2035	1,705	1,566
4.505% due 03/25/2036	2,189	2,043
4.850% due 02/25/2037	828	768
5.904% due 08/25/2046	4,392	4,027
Washington Mutual MSC Mortgage Pass-Through Certificates
0.429% due 07/25/2046	266	47
1.093% due 07/25/2046 ^	786	415
1.123% due 05/25/2046	2,687	1,757
2.090% due 02/25/2033	4	3
6.000% due 10/25/2035 ^	1,121	913
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	387	348
Wells Fargo Mortgage-Backed Securities Trust
2.630% due 10/25/2035	2,767	2,795
2.636% due 04/25/2036	671	655
2.642% due 03/25/2036	207	205
5.595% due 04/25/2036	419	145
6.000% due 10/25/2036	667	655
WFRBS Commercial Mortgage Trust
0.410% due 03/15/2048 (a)	26,228	744
1.658% due 03/15/2045 (a)	70,369	6,058
1.667% due 03/15/2048 (a)	79,608	7,458

		295,735

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	927
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,040
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	615	588
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	579
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	557

		3,691

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital
7.875% due 10/30/2040	75,000	2,060
SLM Corp. CPI Linked Security
3.568% due 01/16/2018	15,700	348

		2,408

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.239% due 07/25/2037	$1,118	1,044
0.299% due 03/25/2034	20	20
0.329% due 08/25/2034	17	17
0.379% due 10/27/2037	7,400	7,406
0.579% due 06/25/2029	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.609% due 11/25/2040	$8,055	$8,037
0.629% due 11/25/2040	9,471	9,488
0.679% due 11/25/2040 - 12/25/2040	10,435	10,421
1.359% due 06/01/2043 - 10/01/2044	300	306
2.220% due 03/01/2033	141	147
2.248% due 06/01/2035	104	110
2.361% due 05/01/2026	14	14
2.375% due 09/01/2019	6	6
2.381% due 12/01/2034	57	61
2.492% due 11/01/2034	1,627	1,729
2.526% due 01/25/2022 (a)	21,848	2,971
2.580% due 11/01/2015	1,904	1,911
3.000% due 10/01/2043	37,000	36,173
3.490% due 12/01/2020	5,056	5,280
4.419% due 12/01/2036	163	173
4.835% due 09/01/2035	128	138
5.700% due 08/01/2018	3,609	3,923
6.000% due 04/25/2043 - 07/25/2044	1,032	1,173
6.500% due 06/25/2044	27	32
FDIC Structured Sale Guaranteed Notes
0.680% due 11/29/2037	763	761
Federal Housing Administration
6.896% due 07/01/2020	516	502
7.430% due 11/01/2022	31	31
Freddie Mac
0.439% due 08/25/2031	36	35
0.632% due 12/15/2031	70	70
0.662% due 10/15/2040	5,430	5,421
0.682% due 11/15/2040	2,319	2,314
0.782% due 12/15/2037	2,725	2,726
1.025% due 09/25/2022 (a)	23,912	1,477
1.177% due 11/25/2022 (a)	29,063	2,140
1.359% due 10/25/2044	963	991
1.469% due 08/25/2019 (a)	38,949	2,525
1.566% due 11/25/2019 (a)	35,099	2,516
2.339% due 06/01/2024	28	30
2.462% due 09/01/2035	67	71
3.000% due 03/01/2036	257	264
4.606% due 11/01/2035	235	248
4.903% due 10/01/2035	73	78
5.013% due 10/01/2035	111	118
5.146% due 08/01/2035	159	168
Ginnie Mae
1.625% due 10/20/2029	21	21
6.000% due 08/20/2034	5,998	6,813
NCUA Guaranteed Notes
0.552% due 11/06/2017	41,982	42,050
0.562% due 03/06/2020	1,810	1,815

		163,773

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)	6,400	5,305
3.625% due 08/15/2043	15,700	15,518
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (f)(h)(j)	3,659	3,608
0.125% due 01/15/2023 (f)(h)(j)	51,113	49,763
1.375% due 01/15/2020 (f)(h)(j)	3,134	3,440
1.750% due 01/15/2028 (f)(h)	4,349	4,877
2.375% due 01/15/2027 (f)(h)(j)	4,982	6,002
2.500% due 01/15/2029 (h)(j)	1,958	2,411

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.000% due 02/15/2023 (f)		$8,400	$8,005

			98,929

Total United States (Cost $789,645)			793,200

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$3,200	2,591

Total Virgin Islands (British) (Cost $3,180)			2,591

SHORT-TERM INSTRUMENTS 9.5%

COMMERCIAL PAPER 1.3%
Santander S.A.
3.100% due 10/01/2013		$9,600	9,600
Vodafone Group PLC
0.720% due 01/28/2014		30,000	29,965

			39,565

REPURCHASE AGREEMENTS (e) 0.0%
			555

MEXICO TREASURY BILLS 7.6%
4.057% due 10/03/2013 -03/06/2014 (b)	MXN	3,170,000	240,483

U.S. TREASURY BILLS 0.6%
0.026% due 12/19/2013 -03/13/2014 (b)(j)		$19,366	19,365

Total Short-Term Instruments (Cost $313,483)			299,968

Total Investments in Securities (Cost $3,394,216)			3,424,048

		SHARES
INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio		10,865,558	108,732

Total Short-Term Instruments (Cost $108,732)			108,732

Total Investments in Affiliates (Cost $108,732)			108,732

Total Investments 111.4% (Cost $3,502,948)			$3,532,780

Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $(270))			10,197

Other Assets and Liabilities, net (11.7%)			(370,535)

Net Assets 100.0%			$3,172,442

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	109

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$555	Fannie Mae 2.200% due 10/17/2022	$(568)	$555	$555

Total Repurchase Agreements						$(568)	$555	$555

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.100%	09/18/2013	10/02/2013	$(25,443)	$(25,443)
BSN	0.090%	10/01/2013	10/18/2013	(5,320)	(5,320)
JPS	0.080%	09/05/2013	10/04/2013	(7,533)	(7,534)

Total Reverse Repurchase Agreements					$(38,297)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.130%	09/23/2013	10/16/2013	$	(11,403)	$(11,410)
	0.140%	09/26/2013	10/09/2013		(1,729)	(1,729)
BPG	0.090%	10/01/2013	10/21/2013		(4,253)	(4,258)
BPS	0.060%	09/05/2013	12/05/2013	EUR	(116,201)	(157,484)
	0.150%	09/05/2013	12/05/2013		(29,197)	(39,710)
	0.480%	09/30/2013	11/14/2013	GBP	(46,228)	(75,145)
FOB	0.090%	10/01/2013	10/17/2013	$	(4,301)	(4,305)
ULW	0.499%	07/11/2013	10/10/2013	GBP	(47,749)	(77,458)

Total Sale-Buyback Transactions						$(371,499)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $258,491 at a weighted average interest rate of 0.229%.
(3)	Payable for sale-buyback transactions includes $791 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $410,065 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(25,443)	$0	$0	$(25,443)	$25,635	$192
BSN	0	(5,320)	0	0	(5,320)	5,305	(15)
JPS	0	(7,534)	0	0	(7,534)	7,372	(162)
SSB	555	0	0	0	555	(568)	(13)

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Master Securities Forward Transactions Agreement
BCY	$0	$0	$(13,139)	$0	$(13,139)	$12,572	$(567)
BPG	0	0	(4,258)	0	(4,258)	4,256	(2)
BPS	0	0	(272,339)	0	(272,339)	270,918	(1,421)
FOB	0	0	(4,305)	0	(4,305)	4,288	(17)
MSC	0	0	0	0	0	(853)	(853)
ULW	0	0	(77,458)	0	(77,458)	76,688	(770)

Total Borrowings and Other Financing Transactions	$555	$(38,297)	$(371,499)	$0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2015	1,895	$(250)	$288	$(64)
3-Month Euribor June Futures	Long	06/2015	1,023	(31)	3	(33)
3-Month Euribor September Futures	Long	09/2015	2,764	(309)	374	(93)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	811	(2,219)	25	0
90-Day Eurodollar December Futures	Long	12/2014	1,235	149	46	0
90-Day Eurodollar June Futures	Long	06/2014	1,499	16	0	0
90-Day Eurodollar June Futures	Long	06/2015	1,727	168	108	0
90-Day Eurodollar March Futures	Long	03/2015	909	50	45	0
90-Day Eurodollar September Futures	Long	09/2014	4,098	197	51	0
Australia Government 10-Year Bond December Futures	Short	12/2013	17	(10)	0	(49)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	505	12	0	(30)
Canada Government 10-Year Bond December Futures	Long	12/2013	78	18	37	0
Euro-Bobl December Futures	Long	12/2013	100	165	37	0
Euro-BTP Italy Government Bond December Futures	Long	12/2013	735	131	0	(656)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	79	0	5	(78)
Euro-OAT France Government Bond December Futures	Long	12/2013	603	1,793	351	0
Japan Government 10-Year Bond December Futures	Long	12/2013	403	4,956	492	(82)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	505	138	21	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	257	(19)	0	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	5,471	594	166	(111)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	1,250	137	13	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	1,656	80	34	(34)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2013	97	28	17	(5)

Total Futures Contracts				$5,794	$2,113	$(1,302)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	12,500	$698	$490	$0	$(55)
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2023		25,800	657	(606)	0	(120)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018	$	191,500	(583)	698	0	(89)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		198,300	11,818	8,383	0	(117)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		230,000	(2,930)	(6,003)	0	(145)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		900	34	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	22,800	64	61	4	0
Pay	6-Month EUR-EURIBOR	2.250%	03/19/2024		58,300	201	(3)	0	(3)
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	100	0	0	0	0
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	230,000	33	(37)	3	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		10,140,000	(1,838)	(1,197)	251	0

Total Swap Agreements						$8,154	$1,782	$258	$(529)

(1)	Unsettled variation margin liability of $(186) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	111

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $23,102 and cash of $15,672 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,113	$258	$2,371	$0	$(1,302)	$(529)	$(1,831)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	96,710	$		86,443	$0	$(3,777)
	10/2013		EUR	219,483			290,847	0	(6,081)
	10/2013		JPY	12,082,574			121,976	0	(954)
	10/2013	$		1,241		AUD	1,392	58	0
	10/2013			107,584		EUR	80,325	1,084	0
	10/2013			28,685		GBP	18,471	1,217	0
	10/2013			137,901		JPY	13,710,772	1,854	(261)
	10/2013			7,274		NZD	8,675	0	(69)
	10/2013			391		RUB	12,724	2	0
	11/2013		DKK	58,120	$		10,441	0	(105)
	03/2014		MXN	1,242,065			97,291	3,556	0
	09/2015	$		4,590		CNY	28,183	0	(93)

BPS	10/2013		AUD	8,232	$		7,528	0	(152)
	10/2013		EUR	13,700			18,546	13	0
	10/2013		JPY	4,041,942			40,645	0	(477)
	10/2013	$		270,574		JPY	26,777,286	1,877	0
	10/2013			8,990		NZD	11,066	201	0

BRC	10/2013		AUD	2,771	$		2,615	30	0
	10/2013		BRL	3,196			1,456	14	0
	10/2013		CAD	3,612			3,500	0	(7)
	10/2013		EUR	54,175			72,795	0	(496)
	10/2013		GBP	12,987			20,817	0	(208)
	10/2013		JPY	7,078,367			71,242	0	(773)
	10/2013		RUB	72,898			2,186	0	(62)
	10/2013	$		5,426		AUD	5,797	0	(18)
	10/2013			1,433		BRL	3,196	9	0
	10/2013			3,532		CAD	3,633	0	(5)
	10/2013			74,322		CNY	457,376	302	0
	10/2013			41,116		EUR	31,067	913	0
	10/2013			20,489		GBP	13,046	631	0
	10/2013			131,129		JPY	12,944,500	591	(20)
	10/2013			5,084		RUB	161,836	0	(93)
	11/2013		DKK	11,921	$		2,163	0	0
	11/2013		EUR	45,733			61,648	0	(227)
	11/2013		GBP	5,215			8,442	2	0
	11/2013	$		32,590		DKK	182,474	521	0
	11/2013			12,188		EUR	9,009	8	(8)
	11/2013			1,627		GBP	1,019	22	0
	12/2013		CAD	8,999	$		8,740	22	0
	12/2013		MXN	80,672			6,322	197	0
	12/2013	$		293		MXN	3,826	0	(3)
	01/2014		CNY	457,376	$		74,231	0	(52)
	04/2014	$		3,903		CNY	23,750	0	(54)
	09/2015			5,883			36,000	0	(138)

CBK	10/2013		AUD	11,578	$		10,913	112	0
	10/2013		BRL	5,795			2,614	0	(1)
	10/2013		EUR	66,291			87,548	0	(2,134)
	10/2013		GBP	13,662			21,293	0	(824)
	10/2013	$		2,599		BRL	5,795	16	0
	10/2013			1,110,645		EUR	834,890	18,845	(9)

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013	$		51,225		GBP	32,776	$ 1,836	$ 0
	10/2013			450		HKD	3,489	0	0
	10/2013			10,955		IDR	115,470,298	0	(1,017)
	10/2013			5,055		JPY	502,520	58	0
	11/2013		AUD	64	$		60	0	0
	11/2013		DKK	30,961			5,624	6	0
	11/2013		GBP	6,323			10,191	0	(43)
	11/2013		SEK	51,739			8,050	7	0
	11/2013	$		616		JPY	60,433	0	(1)
	12/2013		MXN	20,043	$		1,520	0	(2)
	12/2013	$		19,945		CAD	20,614	27	0
	01/2014		BRL	19,276	$		8,249	0	(270)
	04/2014	$		9,834		CNY	59,911	0	(125)
	09/2015			13,377			81,153	0	(426)

DUB	10/2013		AUD	6,317	$		5,886	0	(7)
	10/2013		BRL	6,334			2,840	0	(18)
	10/2013		GBP	9,707			15,494	0	(220)
	10/2013	$		97,617		AUD	104,177	0	(430)
	10/2013			2,854		BRL	6,334	4	0
	10/2013			1,438		EUR	1,089	35	0
	10/2013			11,850		JPY	1,162,721	0	(21)
	10/2013		ZAR	51,648	$		5,195	56	0
	11/2013		AUD	104,177			97,405	429	0
	11/2013	$		15,490		GBP	9,707	220	0
	12/2013			19,861		MXN	257,072	0	(342)
	01/2014		BRL	6,334	$		2,798	0	(2)
	01/2014	$		1,002		ZAR	9,796	0	(41)

FBF	10/2013		AUD	24,304	$		22,625	0	(48)
	10/2013	$		9,956		GBP	6,389	387	0
	10/2013			5,213		JPY	515,420	31	0
	11/2013		BRL	325,805	$		140,324	0	(5,535)
	12/2013		MXN	109,894			8,459	136	(22)
	12/2013	$		2,605		MXN	33,650	0	(50)

GLM	10/2013		EUR	426,434	$		576,542	138	(498)
	10/2013	$		19,552		EUR	14,586	181	0
	10/2013			44,627		GBP	27,904	547	0
	10/2013			305,048		JPY	30,301,725	3,264	0
	11/2013		SEK	95,710	$		14,592	0	(285)
	11/2013	$		519,596		EUR	383,942	0	(138)
	12/2013		MXN	161,070	$		12,471	241	0

GST	04/2014	$		4,068		CNY	24,774	0	(53)

HUS	10/2013		AUD	43,161	$		40,100	210	(375)
	10/2013		BRL	2,304			1,000	0	(40)
	10/2013		GBP	32,752			52,579	0	(443)
	10/2013		JPY	6,571,929			66,036	0	(827)
	10/2013		MXN	230,874			18,723	1,107	0
	10/2013		RUB	84,995			2,540	0	(81)
	10/2013	$		9,994		AUD	10,657	0	(52)
	10/2013			1,033		BRL	2,304	6	0
	10/2013			23,128		EUR	17,134	64	(12)
	10/2013			8,870		GBP	5,643	265	0
	10/2013			69,246		JPY	6,852,100	467	0
	10/2013			987		NZD	1,194	5	0
	11/2013		SEK	125,330	$		19,206	0	(276)
	11/2013	$		1,502		EUR	1,112	3	0
	11/2013			147,379		GBP	91,726	1,078	0
	11/2013			3,744		NZD	4,533	12	0
	12/2013		MXN	45,988	$		3,519	27	0
	12/2013	$		3,615		CLP	1,887,577	91	0
	12/2013			5,208		MXN	68,405	0	(14)
	04/2014			2,602		CNY	15,833	0	(36)

JPM	10/2013		EUR	129,109	$		170,588	0	(4,077)
	10/2013		IDR	117,626,220			11,196	1,072	0
	10/2013		JPY	5,159,402			52,474	24	(43)
	10/2013		RUB	22,594			690	0	(7)
	10/2013	$		42,762		AUD	45,846	94	(87)
	10/2013			606,284		JPY	59,964,334	3,788	0
	11/2013			11,757		GBP	7,336	116	0
	12/2013		CAD	23,224	$		22,527	27	0
	12/2013		MXN	319,096			24,875	680	(31)
	12/2013	$		1,526		CAD	1,573	0	(2)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	113

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2013	$		10,916		MXN	142,716	$0	$(80)
	04/2014			7,000		CNY	42,636	0	(90)
	09/2015			1,852			11,190	0	(66)

MSC	10/2013		BRL	60,426	$		26,709	0	(556)
	10/2013		GBP	27,470			43,684	0	(787)
	10/2013		MXN	1,629,451			129,971	5,496	0
	10/2013	$		25,240		BRL	60,426	2,024	0
	10/2013			2,381		EUR	1,784	32	0
	10/2013			1,589		GBP	999	29	0
	10/2013			53,185		JPY	5,278,600	519	0
	11/2013			22,915		BRL	52,327	511	0
	12/2013		MXN	144,673	$		10,932	0	(53)
	12/2013	$		13,128		MXN	170,065	0	(215)
	01/2014		BRL	29,972	$		12,956	3	(294)
	09/2015	$		4,440		CNY	27,317	0	(81)

RBC	10/2013		AUD	3,451	$		3,194	0	(25)
	10/2013		GBP	12,863			20,326	0	(498)
	10/2013		NZD	218,238			168,907	0	(12,350)
	10/2013	$		151,618		NZD	183,446	743	0
	11/2013		NZD	183,446	$		151,278	0	(742)
	11/2013	$		2,005		DKK	11,190	26	0
	11/2013			26,422		SEK	172,762	433	0
	12/2013		MXN	214,924	$		16,928	611	0
	12/2013	$		27,485		CAD	28,402	32	0

RYL	11/2013		EUR	78,464	$		106,248	89	0
	11/2013	$		2,305		GBP	1,429	8	0
	12/2013		GBP	17,858	$		27,894	0	(1,002)
	12/2013		MXN	228,859			17,288	0	(89)
	04/2014	$		14,932		CNY	91,290	0	(138)

SCX	10/2013		CNY	457,375	$		73,651	0	(973)

UAG	10/2013		BRL	3,138			1,429	13	0
	10/2013		EUR	124,402			167,757	0	(541)
	10/2013		NZD	1,149			948	0	(6)
	10/2013	$		1,407		BRL	3,138	9	0
	10/2013			35,289		EUR	26,512	578	0
	10/2013			6,665		GBP	4,213	155	0
	10/2013			17,236		JPY	1,708,400	145	0
	10/2013			11,972		NZD	15,051	529	0
	10/2013			183		RUB	5,926	0	0
	10/2013			5,127		ZAR	51,648	12	0
	11/2013		AUD	46,582	$		43,359	8	(11)
	11/2013		BRL	3,921			1,642	0	(113)
	11/2013	$		167,770		EUR	124,403	541	0
	12/2013			2,860		MXN	37,325	0	(26)
	01/2014		RUB	5,926	$		180	1	0
	04/2014	$		5,203		CNY	31,660	0	(72)

WST	10/2013		JPY	3,180,917	$		32,315	0	(46)
	10/2013	$		398		JPY	39,100	0	0

Total Forward Foreign Currency Contracts								$61,383	$(51,952)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	38,000	$3,065	$5,492
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		1,600	126	231
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,500	1,614	2,819

								$4,805	$8,542

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	113.000	10/25/2013	$	125,000	$12	$0
	Call - OTC USD versus JPY		114.000	10/25/2013		200,000	20	0

MSX	Call - OTC USD versus JPY		125.000	10/25/2013		300,000	30	1

							$62	$1

Total Purchased Options							$4,867	$8,543

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	161,000	$(3,059)	$(5,611)

BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	(120)	(234)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		81,900	(1,544)	(2,855)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	33,100	(60)	(35)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		33,100	(68)	(41)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	24,300	(144)	(182)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	121,300	(449)	(58)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		121,300	(509)	(58)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	18,400	(135)	(138)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	86,300	(166)	(91)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		86,300	(166)	(105)

								$(6,420)	$(9,408)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae 4.000% due 11/01/2043	$	104.500	11/06/2013	$	19,000	$(46)	$(147)

JPM	Call - OTC Fannie Mae 4.000% due 11/01/2043		104.500	11/06/2013		3,000	(6)	(23)

							$(52)	$(170)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$	5,400	$(69)	$(6)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		6,300	(62)	(8)

							$(131)	$(14)

Total Written Options							$(6,603)	$(9,592)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP		Notional Amount in JPY		Premiums
Balance at 03/31/2013	580	$1,299,195	EUR 628,476	GBP	0	JPY	0	$(12,421)
Sales	0	978,060	0		42,700		7,100,000	(7,795)
Closing Buys	(290)	(1,138,426)	(155,476)		0		0	8,260
Expirations	0	(440,600)	(234,200)		0		(3,570,000)	4,233
Exercised	(290)	(172,329)	0		0		(3,530,000)	1,120

Balance at 09/30/2013	0	$525,900	EUR 238,800	GBP	42,700	JPY	0	$(6,603)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	1.907%	$ 2,800	$0	$131	$131	$0
	Jones Group, Inc.	(5.000%	)	12/20/2014	0.421%	7,800	(501)	49	0	(452)
	Ryder System, Inc.	(1.000%	)	03/20/2014	0.088%	500	5	(7)	0	(2)
	Spectra Energy Corp.	(1.000%	)	06/20/2018	0.857%	1,000	(20)	13	0	(7)
	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.760%	1,000	0	(14)	0	(14)

BPS	Lennar Corp.	(5.000%	)	06/20/2015	0.785%	1,000	(31)	(43)	0	(74)

BRC	Avnet, Inc.	(1.000%	)	09/20/2016	0.550%	500	16	(23)	0	(7)
	Centex Corp.	(5.000%	)	06/20/2014	0.103%	1,000	(52)	15	0	(37)
	Computer Sciences Corp.	(0.760%	)	03/20/2018	0.987%	750	0	7	7	0
	Credit Agricole S.A.	(1.000%	)	03/20/2014	0.235%	600	32	(34)	0	(2)

CBK	Masco Corp.	(1.910%	)	12/20/2016	0.980%	9,000	0	(271)	0	(271)
	Santander International Debt S.A.	(1.000%	)	03/20/2015	0.851%	5,100	328	(341)	0	(13)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	115

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	AutoZone, Inc.	(1.000%	)	03/20/2014	0.073%	$100	$(2)	$1	$0	$(1)
	Bank of America Corp.	(1.000%	)	06/20/2018	0.998%	5,700	868	(870)	0	(2)
	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.218%	1,000	(19)	(6)	0	(25)
	Cardinal Health, Inc.	(1.000%	)	06/20/2017	0.286%	1,000	(19)	(7)	0	(26)
	Simon Property Group LP	(0.947%	)	06/20/2018	0.591%	1,900	0	(32)	0	(32)
	Tate & Lyle International Finance PLC	(0.510%	)	12/20/2014	0.269%	1,000	0	(3)	0	(3)

FBF	PPG Industries, Inc.	(0.830%	)	03/20/2018	0.455%	4,000	0	(67)	0	(67)

GST	AutoZone, Inc.	(1.090%	)	09/20/2018	0.625%	400	0	(9)	0	(9)
	Computer Sciences Corp.	(1.180%	)	03/20/2018	0.987%	3,050	0	(27)	0	(27)

JPM	Loews Corp.	(0.330%	)	03/20/2016	0.214%	800	0	(2)	0	(2)
	Whirlpool Corp.	(0.460%	)	06/20/2015	0.213%	2,200	0	(10)	0	(10)

MYC	CommonWealth REIT	(1.960%	)	12/20/2015	0.978%	8,250	0	(184)	0	(184)
	HCP, Inc.	(2.030%	)	12/20/2013	0.184%	3,000	0	(14)	0	(14)
	Pearson Dollar Finance PLC	(0.540%	)	06/20/2014	0.089%	6,800	0	(23)	0	(23)

							$605	$(1,771)	$138	$(1,304)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.588%	$	37,100	$645	$72	$717	$0
	Tokyo Electric Power Co., Inc.	1.000%	12/20/2013	2.647%	JPY	20,000	(11)	11	0	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		100,000	(99)	91	0	(8)

BRC	H.J. Heinz Co.	1.000%	03/20/2018	1.195%	$	1,000	(52)	44	0	(8)
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	30,000	(31)	24	0	(7)

CBK	Australia Government Bond	1.000%	12/20/2016	0.231%	$	1,000	2	23	25	0
	H.J. Heinz Co.	1.000%	03/20/2018	1.195%		9,700	(453)	374	0	(79)
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	50,000	(61)	50	0	(11)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		70,000	(48)	43	0	(5)

DUB	Australia Government Bond	1.000%	09/20/2016	0.215%	$	25,200	383	213	596	0

FBF	Goldman Sachs Group, Inc.	1.000%	12/20/2014	0.497%		1,000	(19)	25	6	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.588%		48,100	886	44	930	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	120,000	(122)	98	0	(24)

JPM	Newmont Mining Corp.	1.000%	09/20/2017	2.023%	$	5,000	(148)	(45)	0	(193)
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	110,000	(117)	95	0	(22)

MYC	H.J. Heinz Co.	1.000%	03/20/2018	1.195%	$	2,200	(110)	92	0	(18)
	Japan Government International Bond	1.000%	06/20/2018	0.588%		12,500	245	(3)	242	0

RYL	Australia Government Bond	1.000%	09/20/2016	0.215%		300	4	3	7	0

							$894	$1,254	$2,523	$(375)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	28-Day MXN-TIIE	5.520%	09/11/2018	MXN	65,500	$2	$46	$48	$0
	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		11,800	(10)	(41)	0	(51)

HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		234	0	1	1	0
	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		25,000	0	19	19	0
	Pay	28-Day MXN-TIIE	5.750%	02/22/2023		4,300	(3)	(15)	0	(18)

JPM	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		280,500	(1)	215	214	0

MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		20,800	(21)	101	80	0

							$(33)	$326	$362	$(69)

Total Swap Agreements							$1,466	$(191)	$3,023	$(1,748)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $18,805 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$7,771	$5,492	$848	$14,111	$(11,340)	$(5,611)	$(483)	$(17,434)	$(3,323)	$3,198	$(125)
BPS	2,091	231	0	2,322	(629)	(234)	(74)	(937)	1,385	(1,310)	75
BRC	3,262	0	55	3,317	(2,164)	0	(112)	(2,276)	1,041	(920)	121
CBK	20,907	2,819	25	23,751	(4,852)	(2,861)	(379)	(8,092)	15,659	(16,926)	(1,267)
DUB	744	0	596	1,340	(1,081)	(266)	(89)	(1,436)	(96)	0	(96)
FBF	554	0	6	560	(5,655)	0	(67)	(5,722)	(5,162)	2,522	(2,640)
GLM	4,371	0	0	4,371	(921)	(58)	0	(979)	3,392	(3,330)	62
GSC	0	0	0	0	0	(147)	0	(147)	(147)	0	(147)
GST	0	0	930	930	(53)	0	(60)	(113)	817	(1,140)	(323)
HUS	3,335	0	20	3,355	(2,156)	0	(18)	(2,174)	1,181	(940)	241
JPM	5,801	0	214	6,015	(4,483)	(23)	(227)	(4,733)	1,282	(1,060)	222
MSC	8,614	0	0	8,614	(1,986)	0	0	(1,986)	6,628	(10,224)	(3,596)
MSX	0	1	0	1	0	0	0	0	1	0	1
MYC	0	0	322	322	0	(196)	(239)	(435)	(113)	(1,006)	(1,119)
RBC	1,845	0	0	1,845	(13,615)	0	0	(13,615)	(11,770)	11,032	(738)
RYL	97	0	7	104	(1,229)	(196)	0	(1,425)	(1,321)	1,135	(186)
SCX	0	0	0	0	(973)	0	0	(973)	(973)	600	(373)
UAG	1,991	0	0	1,991	(769)	0	0	(769)	1,222	(950)	272
WST	0	0	0	0	(46)	0	0	(46)	(46)	0	(46)

Total Over the Counter	$61,383	$8,543	$3,023	$72,949	$(51,952)	$(9,592)	$(1,748)	$(63,292)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,113	$2,113
Swap Agreements	0	0	0	0	258	258

	$0	$0	$0	$0	$2,371	$2,371

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	117

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$61,383	$0	$61,383
Purchased Options	0	0	0	1	8,542	8,543
Swap Agreements	0	2,661	0	0	362	3,023

	$0	$2,661	$0	$61,384	$8,904	$72,949

	$0	$2,661	$0	$61,384	$11,275	$75,320

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,302	$1,302
Swap Agreements	0	0	0	0	529	529

	$0	$0	$0	$0	$1,831	$1,831

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$51,952	$0	$51,952
Written Options	0	0	0	0	9,592	9,592
Swap Agreements	0	1,679	0	0	69	1,748

	$0	$1,679	$0	$51,952	$9,661	$63,292

	$0	$1,679	$0	$51,952	$11,492	$65,123

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$117	$117
Futures	0	0	0	0	5,168	5,168
Swap Agreements	0	0	0	0	(34,077)	(34,077)

	$0	$0	$0	$0	$(28,792)	$(28,792)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(174,492)	$0	$(174,492)
Purchased Options	0	0	0	(199)	0	(199)
Written Options	0	0	0	(1,439)	3,984	2,545
Swap Agreements	0	(241)	0	47,823	2,440	50,022

	$0	$(241)	$0	$(128,307)	$6,424	$(122,124)

	$0	$(241)	$0	$(128,307)	$(22,368)	$(150,916)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(89)	$(89)
Futures	0	0	0	0	(12,296)	(12,296)
Swap Agreements	0	0	0	0	11,738	11,738

	$0	$0	$0	$0	$(647)	$(647)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$167,404	$0	$167,404
Purchased Options	0	0	0	(32)	3,333	3,301
Written Options	0	0	0	(682)	(5,767)	(6,449)
Swap Agreements	0	(371)	0	(36,881)	(1,552)	(38,804)

	$0	$(371)	$0	$129,809	$(3,986)	$125,452

	$0	$(371)	$0	$129,809	$(4,633)	$124,805

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$16,991	$0	$16,991
Mortgage-Backed Securities	0	11,938	0	11,938
Sovereign Issues	0	32,098	0	32,098
Belgium
Sovereign Issues	0	8,662	0	8,662
Brazil
Sovereign Issues	0	149,407	0	149,407
Canada
Corporate Bonds & Notes	0	15,584	0	15,584
Sovereign Issues	0	61,580	0	61,580
Cayman Islands
Asset-Backed Securities	0	16,546	0	16,546
Denmark
Corporate Bonds & Notes	0	243	0	243
Sovereign Issues	0	11,880	0	11,880
France
Asset-Backed Securities	0	375	0	375
Corporate Bonds & Notes	0	152,830	0	152,830
Sovereign Issues	0	137,259	0	137,259
Germany
Corporate Bonds & Notes	0	165,404	0	165,404
Sovereign Issues	0	59,212	0	59,212
Ireland
Asset-Backed Securities	0	12,709	0	12,709
Corporate Bonds & Notes	0	10,058	0	10,058
Mortgage-Backed Securities	0	7,182	0	7,182
Italy
Corporate Bonds & Notes	0	4,827	0	4,827
Mortgage-Backed Securities	0	20,227	0	20,227
Sovereign Issues	0	289,744	0	289,744
Japan
Corporate Bonds & Notes	0	9,345	0	9,345
Sovereign Issues	0	59,330	0	59,330
Luxembourg
Asset-Backed Securities	0	3,267	0	3,267
Corporate Bonds & Notes	0	14,394	0	14,394
Mexico
Sovereign Issues	0	96,788	0	96,788
Netherlands
Asset-Backed Securities	0	25,753	0	25,753
Corporate Bonds & Notes	0	27,571	0	27,571
New Zealand
Sovereign Issues	0	148,256	0	148,256
Norway
Corporate Bonds & Notes	0	54,233	0	54,233
Sovereign Issues	0	1,723	0	1,723
South Africa
Sovereign Issues	0	676	0	676
Spain
Corporate Bonds & Notes	0	30,864	0	30,864
Sovereign Issues	0	231,949	0	231,949

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Supranational
Corporate Bonds & Notes	$0	$41,544	$0	$41,544
Sweden
Corporate Bonds & Notes	0	22,927	0	22,927
Sovereign Issues	0	11,898	0	11,898
Thailand
Corporate Bonds & Notes	0	813	0	813
United Kingdom
Bank Loan Obligations	0	10,663	0	10,663
Corporate Bonds & Notes	0	106,713	0	106,713
Mortgage-Backed Securities	0	160,988	0	160,988
Sovereign Issues	0	83,838	0	83,838
United States
Asset-Backed Securities	0	54,386	0	54,386
Bank Loan Obligations	0	46,425	0	46,425
Corporate Bonds & Notes	0	127,853	0	127,853
Mortgage-Backed Securities	0	290,171	5,564	295,735
Municipal Bonds & Notes	0	3,691	0	3,691
Preferred Securities	2,408	0	0	2,408
U.S. Government Agencies	0	118,615	45,158	163,773
U.S. Treasury Obligations	0	98,929	0	98,929
Virgin Islands (British)
Corporate Bonds & Notes	0	2,591	0	2,591
Short-Term Instruments
Commercial Paper	0	39,565	0	39,565
Repurchase Agreements	0	555	0	555
Mexico Treasury Bills	0	240,483	0	240,483
U.S. Treasury Bills	0	19,365	0	19,365
	$2,408	$3,370,918	$50,722	$3,424,048

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$108,732	$0	$0	$108,732

Total Investments	$111,140	$3,370,918	$50,722	$3,532,780

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,113	258	0	2,371
Over the counter	0	72,949	0	72,949
	$2,113	$73,207	$0	$75,320

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,302)	(529)	0	(1,831)
Over the counter	0	(63,278)	(14)	(63,292)
	$(1,302)	$(63,807)	$(14)	$(65,123)

Totals	$111,951	$3,380,318	$50,708	$3,542,977

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	119

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

September 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$3,965	$0	$(2,329)	$0	$2	$(5)	$0	$(1,633)	$0	$0
United States
Mortgage-Backed Securities	4,310	0	(459)	6	52	(50)	1,705	0	5,564	(34)
U.S. Government Agencies	51,076	0	(5,787)	0	0	(131)	0	0	45,158	(131)

	$59,351	$0	$(8,575)	$6	$54	$(186)	$1,705	$(1,633)	$50,722	$(165)

Financial Derivative Instruments - Liabilities
Over the counter	$(22)	$0	$0	$0	$0	$8	$0	$0	$(14)	$8

Totals	$59,329	$0	$(8,575)	$6	$54	$(178)	$1,705	$(1,633)	$50,708	$(157)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$5,564	Third Party Vendor	Broker Quote	83.67-93.47
U.S. Government Agencies	532	Benchmark Pricing	Base Price	97.25-97.88
	44,626	Third Party Vendor	Broker Quote	99.75-100.25

Financial Derivative Instruments - Liabilities
Over the counter	(14)	Indicative Market Quotation	Broker Quote	0.12-0.13

Total	$50,708

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.1%

AUSTRALIA 1.9%

CORPORATE BONDS & NOTES 1.3%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$44,400	$44,661
2.400% due 11/23/2016		300	311
Commonwealth Bank of Australia
3.492% due 08/13/2014		4,300	4,417
General Electric Capital Australia Funding Pty. Ltd.
4.500% due 01/30/2018	AUD	1,300	1,218
Westpac Banking Corp.
1.250% due 12/14/2018 (f)		$22,700	22,355
2.700% due 12/09/2014		5,000	5,103

			78,065

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.403% due 02/21/2038		1,131	1,123
2.979% due 08/22/2037	AUD	1,372	1,273
Swan Trust
0.425% due 05/12/2037		$96	95
Torrens Trust
2.983% due 10/19/2038	AUD	2,572	2,363

			4,854

SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp.
6.000% due 03/01/2022		15,600	16,267
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		11,600	13,398

			29,665

Total Australia (Cost $114,367)			112,584

BELGIUM 0.1%

SOVEREIGN ISSUES 0.1%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,156

Total Belgium (Cost $5,062)			5,156

BRAZIL 5.1%

SOVEREIGN ISSUES 5.1%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	858,050	271,855
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		78,430	32,283

Total Brazil (Cost $315,971)			304,138

CANADA 2.1%

CORPORATE BONDS & NOTES 0.2%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,715
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		5,000	5,214

			9,929

SOVEREIGN ISSUES 1.9%
Canada Housing Trust
2.350% due 09/15/2023	CAD	1,100	1,005
2.400% due 12/15/2022		5,800	5,382

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of British Columbia
4.300% due 06/18/2042	CAD	3,000	$3,068
Province of Ontario
1.900% due 09/08/2017		22,600	21,822
2.100% due 09/08/2018		13,400	12,856
2.450% due 06/29/2022		$6,200	5,822
3.150% due 06/02/2022	CAD	3,400	3,272
4.300% due 03/08/2017		6,000	6,296
Province of Quebec
3.000% due 09/01/2023		19,200	17,804
3.500% due 12/01/2022		6,500	6,353
4.250% due 12/01/2021		8,800	9,176
4.500% due 12/01/2017		6,100	6,476
5.000% due 12/01/2038		8,100	8,819
6.000% due 10/01/2029		3,200	3,838

			111,989

Total Canada (Cost $124,298)			121,918

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
ALM Loan Funding
1.064% due 11/20/2020		$617	612
BlackRock Senior Income Series Corp.
0.506% due 04/20/2019		1,366	1,344
Galaxy CLO Ltd.
0.506% due 04/25/2019		878	871
Hillmark Funding
0.513% due 05/21/2021		9,800	9,488
Kingsland Ltd.
0.504% due 06/13/2019		2,347	2,350
Lafayette CLO Ltd.
1.659% due 09/06/2022		740	741
Mountain View Funding CLO Ltd.
0.528% due 04/15/2019		1,658	1,640
MSIM Peconic Bay Ltd.
0.546% due 07/20/2019		1,388	1,383
Octagon Investment Partners Ltd.
0.505% due 04/23/2020		842	831
Pacifica CDO Corp.
0.524% due 01/26/2020		806	800

Total Cayman Islands (Cost $19,650)			20,060

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	516	108
Realkredit Danmark A/S
1.383% due 01/01/2038		3,763	698

Total Denmark (Cost $705)			806

FRANCE 12.5%

ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.098% due 03/25/2022	EUR	138	187

CORPORATE BONDS & NOTES 2.3%
Banque PSA Finance S.A.
4.000% due 06/24/2015		600	835
4.875% due 09/25/2015		2,000	2,819
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,981
Caisse Francaise de Financement Local
1.550% due 10/31/2013	JPY	57,000	580

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 08/24/2015	AUD	1,600	$1,539
Cie de Financement Foncier S.A.
1.016% due 04/17/2014		$1,800	1,805
2.500% due 09/16/2015		16,100	16,599
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		16,000	16,080
Dexia Credit Local S.A.
0.744% due 04/29/2014		12,100	12,112
2.750% due 01/10/2014		55,600	55,929
2.750% due 04/29/2014		21,745	22,029

			137,308

SOVEREIGN ISSUES 10.2%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		2,300	2,308
3.500% due 07/01/2014		19,700	20,162
France Government Bond
1.000% due 05/25/2018	EUR	275,900	372,369
1.000% due 11/25/2018 (f)		105,500	141,271
3.750% due 04/25/2017		43,500	65,049
France Treasury Notes
1.000% due 07/25/2017		7,000	9,532

			610,691

Total France (Cost $733,856)			748,186

GERMANY 4.7%

CORPORATE BONDS & NOTES 2.0%
FMS Wertmanagement AoeR
3.375% due 06/17/2021 (f)	EUR	20,900	31,711
5.000% due 03/20/2017	AUD	4,000	3,896
KFW
2.750% due 09/07/2015	GBP	20,000	33,638
5.500% due 02/09/2022	AUD	20,500	20,274
6.000% due 08/20/2020		20,000	20,437
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		10,400	10,255
Unitymedia KabelBW GmbH
9.625% due 12/01/2019	EUR	1,000	1,504

			121,715

SOVEREIGN ISSUES 2.7%
Republic of Germany
0.100% due 04/15/2023 (c)		6,168	8,325
1.500% due 05/15/2023		10,000	13,248
2.000% due 08/15/2023		3,300	4,568
2.500% due 07/04/2044		32,400	42,949
4.000% due 01/04/2037		50,800	85,611
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,122

			161,823

Total Germany (Cost $279,294)			283,538

GUERNSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
HSH N Finance Guernsey Ltd.
0.671% due 12/21/2015	EUR	20,900	28,451

Total Guernsey, Channel Islands (Cost $28,006)			28,451

IRELAND 0.2%

ASSET-BACKED SECURITIES 0.2%
Magi Funding PLC
0.578% due 04/11/2021	EUR	2,136	2,857

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	121

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mercator CLO PLC
0.461% due 02/18/2024	EUR	362	$478
NAC EuroLoan Advantage Ltd.
1.596% due 04/20/2019	GBP	668	1,083
Race Point CLO Ltd.
0.528% due 04/15/2020		$5,170	5,129

			9,547

MORTGAGE-BACKED SECURITIES 0.0%
DECO Series
0.395% due 10/27/2019	EUR	12	17
Emerald Mortgages PLC
0.247% due 07/15/2048		573	617
Opera Germany PLC
0.440% due 10/20/2014		1,514	2,028

			2,662

Total Ireland (Cost $11,789)			12,209

ITALY 9.3%

ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	9,619	12,481

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.662% due 02/24/2014		$6,300	6,335

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	16,898	20,940

SOVEREIGN ISSUES 8.7%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017		15,900	21,871
3.500% due 06/01/2018		145,000	198,449
3.500% due 12/01/2018		3,500	4,748
4.500% due 07/15/2015		5,900	8,348
4.500% due 08/01/2018		65,800	93,992
4.500% due 05/01/2023 (f)		8,400	11,455
4.750% due 05/01/2017		7,200	10,349
4.750% due 06/01/2017		35,600	51,114
4.750% due 08/01/2023		6,200	8,694
5.250% due 08/01/2017		54,100	79,154
5.500% due 09/01/2022		400	586
5.500% due 11/01/2022		19,400	28,365
Italy Government International Bond
6.000% due 08/04/2028	GBP	3,500	5,654

			522,779

Total Italy (Cost $551,499)			562,535

JAPAN 9.5%

CORPORATE BONDS & NOTES 0.1%
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	40,000	406
1.470% due 10/28/2013		20,000	203
4.500% due 03/24/2014	EUR	5,500	7,474
4.750% due 02/28/2014	JPY	60,000	617

			8,700

SOVEREIGN ISSUES 9.4%
Japan Government International Bond
0.900% due 03/20/2022		6,030,000	62,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.900% due 06/20/2022	JPY	6,520,000	$68,031
1.200% due 06/20/2021		770,000	8,248
1.500% due 03/20/2033		430,000	4,341
1.600% due 03/20/2033		40,760,000	418,246

			561,840

Total Japan (Cost $611,120)			570,540

JERSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
WPP Ltd.
6.000% due 04/04/2017	GBP	4,075	7,453

Total Jersey, Channel Islands (Cost $5,260)			7,453

LUXEMBOURG 0.4%

ASSET-BACKED SECURITIES 0.1%
E-Carat S.A.
0.852% due 11/18/2020	EUR	950	1,284
Penta CLO S.A.
0.518% due 06/04/2024		3,002	3,895

			5,179

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014		3,100	4,314
7.625% due 09/15/2014		4,900	6,950
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$4,900	4,961

			16,225

Total Luxembourg (Cost $20,719)			21,404

MEXICO 2.1%

SOVEREIGN ISSUES 2.1%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	250,000	19,027
6.250% due 06/16/2016		194,900	15,712
7.000% due 06/19/2014		530,000	41,618
8.000% due 12/19/2013		460,000	35,507
8.000% due 06/11/2020		82,900	7,240
10.000% due 12/05/2024		97,400	9,805

Total Mexico (Cost $131,776)			128,909

NETHERLANDS 0.8%

ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	1,757	2,325
Eurocredit CDO BV
0.672% due 02/22/2020		1,647	2,204
0.820% due 10/20/2016		385	519
Grosvenor Place CLO BV
0.470% due 07/20/2021		1,570	2,117
0.770% due 07/20/2021	GBP	2,631	4,246
Harbourmaster CLO BV
0.557% due 10/11/2019	EUR	1,208	1,632
Jubilee CDO BV
0.719% due 10/15/2019		1,914	2,574
Leopard CLO BV
0.572% due 04/21/2020		1,357	1,826
0.722% due 04/07/2019		73	99

			17,542

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.5%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		$5,000	$4,926
2.250% due 01/12/2017	EUR	400	567
6.750% due 03/02/2018	AUD	4,600	4,743
ING Bank NV
2.500% due 01/14/2016		$14,000	14,456
Royal Bank of Scotland NV
3.370% due 05/17/2018	AUD	7,000	5,724
Ziggo Finance BV
6.125% due 11/15/2017	EUR	150	211

			30,627

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
0.337% due 07/01/2034		68	91
Dutch Mortgage Portfolio Loans BV
0.476% due 11/20/2035		542	734
EMF-NL
1.219% due 07/17/2041		1,200	1,211

			2,036

Total Netherlands (Cost $49,163)			50,205

NEW ZEALAND 3.4%

SOVEREIGN ISSUES 3.4%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	84,900	73,448
5.500% due 04/15/2023		46,900	41,759
6.000% due 12/15/2017		5,000	4,489
6.000% due 05/15/2021		69,400	63,556
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		25,520	20,056

Total New Zealand (Cost $194,376)			203,308

NORWAY 0.7%

CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,890
2.000% due 09/15/2015		$6,700	6,566
2.375% due 05/25/2016		13,400	13,031
3.000% due 11/17/2014		17,800	17,844
5.500% due 05/25/2016		2,000	2,098
5.500% due 06/26/2017		1,000	1,044

Total Norway (Cost $43,188)			44,473

SPAIN 8.7%

CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	2,900	4,019
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		5,000	6,989

			11,008

SOVEREIGN ISSUES 8.5%
Autonomous Community of Madrid
4.305% due 03/06/2014		25,000	34,288
5.750% due 02/01/2018 (f)		5,100	7,555
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		3,300	4,471
Instituto de Credito Oficial
1.971% due 03/25/2014		36,500	49,734
4.375% due 03/31/2014		3,600	4,945

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.530% due 03/17/2016	CAD	11,785	$11,613
5.000% due 11/14/2016		$900	962
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	3,000	4,483
6.505% due 03/01/2019		17,800	26,921
Spain Government International Bond
2.750% due 03/31/2015		3,000	4,134
3.250% due 04/30/2016		7,100	9,890
3.750% due 10/31/2018		72,400	100,682
4.500% due 01/31/2018		104,000	150,138
5.250% due 04/06/2029	GBP	1,700	2,559
5.400% due 01/31/2023	EUR	35,600	52,371
5.500% due 07/30/2017		20,900	31,204
5.850% due 01/31/2022		500	760
Xunta de Galicia
6.131% due 04/03/2018		7,200	10,775
6.964% due 12/28/2017		3,000	4,554

			512,039

Total Spain (Cost $504,834)			523,047

SUPRANATIONAL 2.5%

CORPORATE BONDS & NOTES 2.5%
African Development Bank
5.250% due 03/23/2022	AUD	200	195
Asian Development Bank
5.000% due 03/09/2022		500	482
Council of Europe Development Bank
5.625% due 12/14/2015		2,500	2,450
6.000% due 10/08/2020		8,300	8,237
EUROFIMA
5.625% due 10/24/2016		5,625	5,557
6.250% due 12/28/2018		48,935	49,522
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	963
0.500% due 12/21/2023		500	282
European Investment Bank
6.000% due 08/06/2020		5,700	5,717
6.125% due 01/23/2017		9,100	9,190
6.250% due 04/15/2015		49,500	48,563
6.250% due 06/08/2021		9,600	9,780
European Union
3.125% due 01/27/2015	EUR	3,100	4,357
Inter-American Development Bank
6.000% due 02/26/2021	AUD	1,000	1,028
International Finance Corp.
5.000% due 08/03/2016		2,400	2,350
5.750% due 07/28/2020		200	203
Nordic Investment Bank
5.000% due 04/19/2022		500	478

Total Supranational (Cost $161,494)			149,354

SWEDEN 0.9%

CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	63,000	9,972
Stadshypotek AB
3.000% due 03/21/2018		58,000	9,228
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		43,000	7,132
Swedbank Hypotek AB
3.750% due 12/20/2017		58,700	9,640

			35,972

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%
Sweden Government International Bond
4.250% due 03/12/2019	SEK	95,100	$16,639

Total Sweden (Cost $51,964)			52,611

UNITED KINGDOM 13.2%

BANK LOAN OBLIGATIONS 0.2%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$12,200	12,158

CORPORATE BONDS & NOTES 2.4%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		300	302
3.125% due 06/30/2015	EUR	18,600	25,685
Barclays Bank PLC
2.250% due 05/10/2017		$15,000	15,498
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	15,749
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,180
HBOS PLC
6.750% due 05/21/2018		14,891	16,624
LBG Capital PLC
8.000% due 06/15/2020 (d)		500	524
8.500% due 12/17/2021 (d)		17,900	18,805
9.334% due 02/07/2020	GBP	5,000	8,938
11.040% due 03/19/2020		4,077	7,687
11.250% due 09/14/2023		1,600	3,006
15.000% due 12/21/2019		200	469
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$11,300	15,170
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	700	649
Royal Bank of Scotland PLC
3.580% due 10/27/2014	AUD	200	184
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,565
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		5,000	4,885
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,684

			144,604

MORTGAGE-BACKED SECURITIES 3.8%
EuroMASTR PLC
0.717% due 06/15/2040	GBP	238	342
Eurosail PLC
0.384% due 03/13/2045	EUR	499	630
0.385% due 12/10/2044		7,060	8,962
0.464% due 12/15/2044		7,714	8,146
0.638% due 03/13/2045	GBP	85	136
0.677% due 06/10/2044		14,984	23,263
0.678% due 03/13/2045		83	125
Fosse Master Issuer PLC
2.610% due 10/18/2054		15,700	25,915
Gemgarto
3.463% due 05/14/2045		251	423
Granite Mortgages PLC
0.838% due 03/20/2044		1,492	2,387
0.838% due 06/20/2044		1,839	2,945
0.898% due 09/20/2044		110	176
Great Hall Mortgages PLC
0.353% due 03/18/2039	EUR	2,640	3,285
0.373% due 06/18/2038		44	54

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.382% due 06/18/2039		$1,879	$1,703
0.658% due 06/18/2039	GBP	61	91
Landmark Mortgage Securities PLC
0.738% due 06/17/2038		79	123
Leek Finance Ltd.
0.510% due 09/21/2038		$7,675	7,801
0.530% due 12/21/2037		3,566	3,662
Ludgate Funding PLC
0.384% due 01/01/2061	EUR	300	358
Mansard Mortgages PLC
1.167% due 12/15/2049	GBP	16,759	25,708
Newgate Funding PLC
0.464% due 12/01/2050	EUR	5,700	5,795
0.679% due 12/01/2050	GBP	100	147
0.717% due 12/15/2050		5,000	6,003
0.824% due 12/15/2050	EUR	11,950	14,998
1.474% due 12/15/2050		2,500	2,703
1.517% due 12/15/2050	GBP	4,500	6,322
1.724% due 12/15/2050	EUR	4,100	4,123
1.767% due 12/15/2050	GBP	3,100	4,040
Opera Finance PLC
0.711% due 02/02/2017		16,405	26,193
Paragon Mortgages PLC
0.544% due 06/15/2041	EUR	300	348
0.585% due 05/15/2041		373	451
0.873% due 05/15/2041	GBP	37	55
Preferred Residential Securities PLC
1.267% due 12/15/2042		36	46
ResLoc U.K. PLC
0.677% due 12/15/2043		1,080	1,550
0.737% due 12/15/2043		1,859	2,485
RMAC PLC
0.625% due 12/12/2036	EUR	197	246
RMAC Securities PLC
0.406% due 06/12/2044		$503	461
0.465% due 06/12/2044	EUR	191	209
0.668% due 06/12/2044	GBP	3,607	5,341
0.688% due 06/12/2044		9,207	13,508
Silk Road Finance PLC
1.868% due 06/21/2055		80	131
Tenterden Funding PLC
2.018% due 03/21/2044		7,654	12,616
Uropa Securities PLC
0.367% due 10/10/2040	EUR	154	202
Windermere CMBS PLC
0.768% due 04/24/2017	GBP	1,899	3,001

			227,209

SOVEREIGN ISSUES 6.8%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(f)		29,888	50,185
1.875% due 11/22/2022 (c)(f)		69,926	138,447
3.250% due 01/22/2044 (f)		77,900	119,618
4.250% due 06/07/2032 (f)		20,843	38,308
4.250% due 03/07/2036 (f)		1,400	2,578
4.250% due 09/07/2039 (f)		8,500	15,688
4.250% due 12/07/2040 (f)(h)		10,400	19,194
4.500% due 09/07/2034 (f)		3,000	5,698
4.500% due 12/07/2042 (f)		300	578
4.750% due 12/07/2030 (f)		8,000	15,571

			405,865

Total United Kingdom (Cost $734,281)			789,836

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	123

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 17.1%

ASSET-BACKED SECURITIES 1.1%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033	$348	$301
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.649% due 10/25/2035	2,300	2,085
Amortizing Residential Collateral Trust
0.759% due 07/25/2032	44	40
Amresco Residential Securities Mortgage Loan Trust
1.119% due 06/25/2029	221	201
Argent Securities, Inc. Asset-Backed Pass- Through Certificates
0.999% due 02/25/2034	749	675
Asset-Backed Securities Corp. Home Equity Loan Trust
1.532% due 04/15/2033	2,086	1,973
Bear Stearns Asset-Backed Securities Trust
0.249% due 12/25/2036	68	67
0.259% due 10/25/2036	4	4
0.839% due 10/25/2032	36	34
0.979% due 10/27/2032	48	44
1.179% due 10/25/2037	103	89
BNC Mortgage Loan Trust
0.279% due 05/25/2037	988	936
Carrington Mortgage Loan Trust
0.499% due 10/25/2035	39	38
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045	739	560
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	151	156
6.681% due 12/01/2033	68	70
Countrywide Asset-Backed Certificates
0.339% due 10/25/2047	1,541	1,510
0.359% due 09/25/2036	279	269
0.479% due 08/25/2035	1,868	1,748
0.519% due 12/25/2036 ^	891	501
0.829% due 06/25/2035	500	492
4.740% due 10/25/2035	1,324	1,320
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032	62	57
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036	7	3
First Alliance Mortgage Loan Trust
0.184% due 12/20/2027	9	8
First Franklin Mortgage Loan Trust
0.539% due 10/25/2035	4,300	3,665
1.079% due 03/25/2034	2,875	2,584
GSAA Home Equity Trust
5.995% due 03/25/2046 ^	2,515	1,910
Home Equity Asset Trust
0.779% due 11/25/2032	2	2
JPMorgan Mortgage Acquisition Trust
0.289% due 08/25/2036	135	68
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034	12	12
1.004% due 06/25/2035	1,429	1,388
MASTR Asset-Backed Securities Trust
0.329% due 03/25/2036	1,800	1,058
Merrill Lynch Mortgage Investors Trust
0.259% due 09/25/2037	43	11
0.299% due 02/25/2037	74	31
0.659% due 05/25/2036	1,500	1,222
MESA Trust
0.979% due 12/25/2031	224	205
Morgan Stanley Home Equity Loan Trust
0.529% due 04/25/2037	1,994	1,112

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		$2,301	$1,422
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.459% due 12/25/2035		3,408	2,920
Option One Mortgage Loan Trust Asset-Backed Certificates
0.369% due 01/25/2036		977	901
Popular ABS Mortgage Pass-Through Trust
0.269% due 06/25/2047 ^		235	202
RAAC Series
1.379% due 09/25/2047		3,851	3,761
Renaissance Home Equity Loan Trust
0.679% due 12/25/2033		90	87
Residential Asset Mortgage Products Trust
0.479% due 03/25/2036		2,007	1,431
0.739% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.339% due 07/25/2036		1,224	1,136
0.679% due 07/25/2032 ^		161	136
1.019% due 09/25/2034		1,875	1,546
Securitized Asset-Backed Receivables LLC Trust
0.309% due 05/25/2037 ^		474	256
SLC Student Loan Trust
0.704% due 06/15/2017		21	21
SLM Student Loan Trust
0.266% due 07/25/2017		64	63
0.454% due 12/17/2018		5	5
0.766% due 10/25/2017		4,632	4,637
1.282% due 12/15/2021		116	117
1.766% due 04/25/2023		16,827	17,313
Soundview Home Loan Trust
0.239% due 11/25/2036		52	18
Specialty Underwriting & Residential Finance Trust
0.529% due 09/25/2036		1,708	1,674
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033		9	8

			64,108

BANK LOAN OBLIGATIONS 0.7%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		1,990	1,999
Dell, Inc.
4.500% due 03/24/2020		1,295	1,276
5.000% due 11/06/2013		32,900	32,875
HCA, Inc.
2.679% due 05/02/2016		1,750	1,752
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,892	1,897

			39,799

CORPORATE BONDS & NOTES 2.6%
Ally Financial, Inc.
3.652% due 06/20/2014		1,300	1,320
8.300% due 02/12/2015		6,200	6,696
Altria Group, Inc.
9.700% due 11/10/2018		2,703	3,578
AutoZone, Inc.
6.500% due 01/15/2014		600	610
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	874
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,755
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,197

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boston Scientific Corp.
6.400% due 06/15/2016		$4,300	$4,832
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,037
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,622
CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,173
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,621
Countrywide Capital
8.050% due 06/15/2027		500	598
General Electric Capital Corp.
3.800% due 06/18/2019		300	314
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		7,000	6,694
HCP, Inc.
5.650% due 12/15/2013		6,000	6,059
International Lease Finance Corp.
6.500% due 09/01/2014		8,800	9,174
6.625% due 11/15/2013		5,500	5,531
6.750% due 09/01/2016		7,100	7,828
L Brands, Inc.
6.900% due 07/15/2017		5,000	5,675
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	1,873
Loews Corp.
5.250% due 03/15/2016		1,200	1,322
Merrill Lynch & Co., Inc.
0.525% due 08/25/2014	EUR	1,000	1,353
Morgan Stanley
4.100% due 01/26/2015		$700	725
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,744
Union Pacific Corp.
4.163% due 07/15/2022		875	926
Verizon Communications, Inc.
1.782% due 09/15/2016		5,200	5,358
2.002% due 09/14/2018		1,100	1,158
6.550% due 09/15/2043		2,200	2,492
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	7,600	12,550
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	147
4.375% due 09/16/2014		33,100	45,904

			156,740

MORTGAGE-BACKED SECURITIES 5.4%
Adjustable Rate Mortgage Trust
2.865% due 09/25/2035		$492	432
American Home Mortgage Assets Trust
0.369% due 05/25/2046		551	389
0.409% due 09/25/2046 ^		129	13
Banc of America Funding Corp.
0.460% due 06/20/2047		2,000	1,232
2.685% due 02/20/2036		2,057	2,052
2.871% due 03/20/2036		466	416
2.941% due 11/20/2034		1,075	1,044
5.500% due 08/25/2035		9	9
5.500% due 01/25/2036		697	710
5.568% due 01/20/2047 ^		405	325
5.797% due 10/20/2046 ^		114	91
6.000% due 03/25/2037 ^		983	873
Banc of America Large Loan Trust
2.482% due 11/15/2015		53,807	53,913
Banc of America Mortgage Trust
2.444% due 09/25/2035		136	127

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.799% due 06/25/2035	$1,050	$963
5.311% due 04/25/2035	885	856
BCAP LLC Trust
0.920% due 01/26/2047	1,228	1,027
2.667% due 02/26/2036	573	564
5.238% due 03/26/2037	5,943	5,485
5.250% due 02/26/2036	2,113	1,934
5.250% due 04/26/2037	2,675	2,500
5.250% due 08/26/2037	2,752	2,795
Bear Stearns Adjustable Rate Mortgage Trust
2.636% due 10/25/2033	297	298
2.674% due 10/25/2035	351	352
2.793% due 03/25/2035	540	541
2.832% due 05/25/2034	475	450
2.925% due 01/25/2035	1,096	1,043
2.974% due 02/25/2034	67	66
3.040% due 05/25/2034	347	334
3.169% due 11/25/2034	14	15
4.636% due 07/25/2034	616	622
5.280% due 08/25/2035	246	250
Bear Stearns Alt-A Trust
2.434% due 01/25/2036 ^	101	70
2.540% due 08/25/2036 ^	1,209	498
2.611% due 08/25/2036 ^	390	258
2.677% due 11/25/2035 ^	171	128
2.735% due 09/25/2035	5,263	4,365
2.804% due 08/25/2036 ^	2,680	1,843
4.577% due 11/25/2036 ^	860	602
Chase Mortgage Finance Trust
2.820% due 02/25/2037	1,334	1,354
Chevy Chase Funding LLC
0.409% due 05/25/2036	2,615	2,119
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	1,131	1,132
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,102	1,091
2.290% due 09/25/2035	1,277	1,257
2.540% due 05/25/2035	274	266
2.890% due 09/25/2037 ^	2,138	1,738
5.359% due 03/25/2037 ^	1,706	1,059
Commercial Mortgage Pass-Through Certificates
0.677% due 03/10/2046 (a)	13,000	604
1.949% due 01/10/2046 (a)	9,913	995
2.537% due 07/10/2046 (a)	36,207	1,586
2.606% due 07/10/2046 (a)	24,975	1,655
Countrywide Alternative Loan Trust
0.319% due 04/25/2047	2,079	1,638
0.349% due 01/25/2037 ^	849	675
0.360% due 02/20/2047	670	446
0.369% due 09/25/2046 ^	1,653	1,075
0.379% due 05/25/2036	129	92
0.389% due 07/25/2046	115	80
0.390% due 03/20/2046	158	109
0.390% due 07/20/2046 ^	1,223	687
0.409% due 08/25/2046	121	11
0.459% due 02/25/2037	663	482
0.529% due 05/25/2037 ^	967	638
0.579% due 09/25/2035 ^	719	565
1.099% due 12/25/2035	149	107
1.543% due 11/25/2035	673	477
1.553% due 08/25/2035	911	786
2.083% due 11/25/2035	651	475
2.897% due 02/25/2037 ^	406	346
5.250% due 06/25/2035	395	341
6.000% due 10/25/2032	4	4
6.000% due 01/25/2037 ^	1,975	1,617
6.250% due 08/25/2037 ^	892	711
6.500% due 08/25/2032	158	160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.469% due 04/25/2035	$36	$30
0.499% due 03/25/2035	1,311	932
0.509% due 02/25/2035	25	22
0.719% due 03/25/2035	1,589	1,479
2.423% due 02/20/2036 ^	1,878	1,535
2.656% due 03/25/2037 ^	570	382
2.666% due 08/25/2034	731	676
2.672% due 11/19/2033	29	28
2.699% due 05/20/2036	1,046	860
2.823% due 08/25/2034	163	143
2.842% due 02/25/2047 ^	692	547
2.859% due 11/25/2034	1,763	1,634
Credit Suisse First Boston Mortgage Securities Corp.
1.329% due 03/25/2034 ^	421	375
2.385% due 07/25/2033	52	52
2.455% due 08/25/2033	200	199
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	16,942	317
1.559% due 11/10/2046 (a)	42,082	1,704
Deutsche ALT-A Securities, Inc.
0.319% due 07/25/2047	1,185	980
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035	1,811	1,834
Downey Savings & Loan Association Mortgage Loan Trust
0.501% due 07/19/2045 ^	219	30
Extended Stay America Trust
1.213% due 12/05/2031 (a)	37,000	961
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035	538	522
2.614% due 08/25/2035	526	495
First Republic Mortgage Loan Trust
0.532% due 11/15/2031	109	108
GMAC Mortgage Corp. Loan Trust
3.449% due 06/25/2034	75	71
Greenpoint Mortgage Funding Trust
0.359% due 01/25/2037	1,033	691
0.389% due 04/25/2036	878	616
0.449% due 11/25/2045	181	143
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033	66	66
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,219
GS Mortgage Securities Trust
1.921% due 02/10/2046 (a)	14,869	1,644
2.557% due 11/10/2045 (a)	25,830	3,565
GSR Mortgage Loan Trust
1.940% due 03/25/2033	240	236
2.661% due 09/25/2035	1,239	1,235
2.786% due 05/25/2035	413	374
2.810% due 04/25/2035	106	104
3.014% due 01/25/2035	1,552	1,530
5.050% due 11/25/2035	1,668	1,642
Harborview Mortgage Loan Trust
0.361% due 07/19/2046	2,200	1,429
0.371% due 09/19/2037	1,719	1,367
0.421% due 03/19/2036	266	179
2.595% due 05/19/2033	498	498
2.749% due 07/19/2035	304	260
HomeBanc Mortgage Trust
2.509% due 04/25/2037 ^	1,547	854
5.477% due 04/25/2037 ^	728	577
Impac CMB Trust
0.899% due 10/25/2034	1,826	1,542
0.959% due 10/25/2034	950	904
1.179% due 07/25/2033	70	65

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.359% due 07/25/2047	$4,245	$2,732
0.369% due 04/25/2037	283	135
0.369% due 09/25/2046	5,367	4,254
0.419% due 06/25/2037	1,435	1,197
0.429% due 02/25/2037	1,100	525
0.479% due 11/25/2035 ^	398	232
0.479% due 06/25/2037 ^	619	301
2.541% due 12/25/2034	208	190
2.785% due 11/25/2035 ^	2,791	2,430
5.282% due 08/25/2036	1,266	1,236
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	143	141
JPMorgan Chase Commercial Mortgage Securities Trust
1.479% due 12/15/2047 (a)	84,694	6,855
4.070% due 11/15/2043	300	316
JPMorgan Mortgage Trust
2.105% due 11/25/2033	279	276
2.794% due 02/25/2036 ^	1,512	1,295
2.801% due 07/25/2035	512	509
5.080% due 10/25/2035	60	60
5.147% due 09/25/2035	856	840
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046	3,151	2,253
0.479% due 05/25/2047 ^	1,525	639
MASTR Alternative Loan Trust
0.579% due 03/25/2036	517	110
6.000% due 03/25/2036	4,046	3,104
Mellon Residential Funding Corp.
0.662% due 06/15/2030	71	70
2.609% due 10/20/2029	30	30
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	1,240	1,136
0.429% due 11/25/2035	3,835	3,610
0.429% due 08/25/2036	250	232
1.666% due 10/25/2035	3,563	3,460
2.313% due 02/25/2033	202	191
2.475% due 06/25/2035	957	933
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	700	791
Morgan Stanley Bank of America Merrill Lynch Trust
1.613% due 05/15/2046 (a)	69,830	5,828
Nomura Asset Acceptance Corp.
0.939% due 08/25/2034	88	87
Residential Accredit Loans, Inc. Trust
0.329% due 02/25/2047	2,893	1,667
0.379% due 12/25/2046 ^	1,159	442
0.389% due 04/25/2046	76	35
0.449% due 05/25/2046 ^	919	319
0.484% due 09/25/2046	1,478	287
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^	203	94
0.629% due 12/25/2036 ^	516	186
6.250% due 10/25/2036 ^	458	351
6.500% due 08/25/2036 ^	859	567
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	499	404
6.500% due 03/25/2032	87	92
Royal Bank of Scotland Capital Funding Trust
6.209% due 12/16/2049	4,600	5,133
Sequoia Mortgage Trust
2.651% due 04/20/2035	376	373
Structured Adjustable Rate Mortgage Loan Trust
2.485% due 02/25/2034	371	373
2.520% due 08/25/2035	1,080	989
2.550% due 04/25/2034	519	519
2.569% due 09/25/2034	147	148

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	125

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.708% due 09/25/2036 ^	$1,367	$841
2.858% due 02/25/2036 ^	3,774	3,100
5.061% due 05/25/2036	2,616	2,478
Structured Asset Mortgage Investments Trust
0.369% due 06/25/2036	157	121
0.389% due 05/25/2046	1,004	740
0.399% due 05/25/2036	1,678	1,061
0.399% due 09/25/2047	6,300	4,117
0.429% due 09/25/2047 ^	106	4
0.439% due 05/25/2046 ^	335	46
0.479% due 08/25/2036	1,800	581
0.489% due 12/25/2035	15	11
0.761% due 07/19/2034	27	27
1.653% due 08/25/2047	2,707	2,112
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.653% due 10/28/2035	499	473
5.500% due 09/25/2035	1,311	1,304
Thornburg Mortgage Securities Trust
1.429% due 06/25/2037	3,180	2,674
1.429% due 06/25/2047	1,518	1,370
2.462% due 10/25/2043	119	117
5.750% due 06/25/2037	15,326	15,062
5.750% due 06/25/2047	4,101	3,869
5.800% due 03/25/2037	1,735	1,592
6.098% due 09/25/2037	510	534
UBS-Barclays Commercial Mortgage Trust
2.036% due 12/10/2045 (a)	63,468	7,457
UBS-Citigroup Commercial Mortgage Trust
2.692% due 01/10/2045 (a)	23,551	2,886
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	2,300	2,237
WaMu Mortgage Pass-Through Certificates
0.459% due 11/25/2045	7,181	6,336
0.469% due 07/25/2045	2,810	2,610
0.489% due 01/25/2045	675	628
0.519% due 01/25/2045	5,355	4,850
0.558% due 11/25/2034	1,546	1,430
0.913% due 04/25/2047	5,514	4,956
0.963% due 12/25/2046	276	257
1.133% due 06/25/2046	1,580	1,383
1.159% due 02/25/2046	3,653	3,361
1.355% due 05/25/2041	5	5
2.204% due 02/27/2034	540	536
2.373% due 10/25/2035	1,749	1,677
2.434% due 02/25/2037 ^	3,251	2,549
2.444% due 04/25/2035	1,000	929
2.449% due 06/25/2033	148	147
2.454% due 10/25/2046	2,384	2,192
2.467% due 12/25/2035	944	870
Washington Mutual MSC Mortgage Pass-Through Certificates
0.429% due 07/25/2046	106	19
0.923% due 04/25/2047 ^	853	154
0.993% due 05/25/2047 ^	459	40
1.093% due 07/25/2046 ^	830	438
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	386	348
Wells Fargo Mortgage-Backed Securities Trust
0.679% due 07/25/2037	536	453
2.627% due 10/25/2035	600	546
2.630% due 10/25/2035	608	599
2.636% due 04/25/2036	172	168
2.640% due 06/25/2035	669	684
2.666% due 06/25/2035	2,489	2,488
4.561% due 12/25/2033	8	8
5.004% due 03/25/2036	111	111
5.595% due 04/25/2036	419	145

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WFRBS Commercial Mortgage Trust
0.410% due 03/15/2048 (a)	$40,000	$1,135
1.658% due 03/15/2045 (a)	74,152	6,384
1.667% due 03/15/2048 (a)	115,878	10,856

		324,602

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	126
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	1,000	1,210
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	254
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,870
7.950% due 03/01/2036	900	1,043
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,170	1,119
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	9,257
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	651

		15,530

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 10/30/2013 (d)	640	4,530
SLM Corp. CPI Linked Security
3.754% due 03/15/2017	20,000	464

		4,994

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.279% due 01/25/2021	$11	11
0.299% due 03/25/2034	128	126
0.379% due 10/27/2037	800	801
0.479% due 03/25/2036	65	65
0.609% due 11/25/2040	8,160	8,142
0.629% due 11/25/2040	9,595	9,612
0.679% due 10/25/2040 - 12/25/2040	11,893	11,881
1.359% due 06/01/2043	110	112
2.250% due 06/01/2035	562	596
2.290% due 11/01/2022 - 08/01/2023	90	95
2.325% due 01/01/2023	41	44
2.381% due 12/01/2034	401	424
2.411% due 04/01/2032	41	41
2.453% due 08/01/2036	269	285
2.492% due 11/01/2034	2,712	2,882
2.500% due 02/01/2043	6,854	6,389
2.526% due 01/25/2022 (a)	26,714	3,632
2.677% due 12/01/2030	14	14
3.000% due 08/01/2043 - 11/01/2043	63,990	62,412
3.500% due 11/01/2021	2,328	2,409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 06/01/2030 - 06/01/2042		$42,052	$44,230
4.295% due 06/01/2021		2,094	2,310
5.370% due 12/01/2015		2,438	2,609
6.000% due 04/25/2043 - 07/25/2044		1,770	2,012
Freddie Mac
0.662% due 10/15/2040		6,095	6,085
0.782% due 12/15/2037		2,872	2,873
1.025% due 09/25/2022 (a)		24,909	1,538
1.177% due 11/25/2022 (a)		34,556	2,545
1.359% due 10/25/2044 - 02/25/2045		3,856	3,969
1.469% due 08/25/2019 (a)		40,476	2,624
1.566% due 11/25/2019 (a)		36,456	2,613
1.734% due 10/25/2021 (a)		30,228	2,992
2.235% due 06/01/2022		89	89
2.462% due 09/01/2035		145	153
6.000% due 12/01/2033		1,042	1,142
6.500% due 11/15/2023		89	93
9.050% due 06/15/2019		1	1
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030		563	588
1.750% due 09/20/2022 - 09/20/2026		261	271
2.000% due 07/20/2022 - 05/20/2030		136	140
6.000% due 08/20/2034		12,706	14,433
6.375% due 04/20/2028		7	7
NCUA Guaranteed Notes
0.652% due 11/05/2020		52,757	52,980
0.742% due 12/08/2020		23,259	23,462
Small Business Administration
5.110% due 04/01/2025		114	123

			279,855

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
3.625% due 08/15/2043		28,400	28,072
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (f)(h)(j)		8,533	8,413
0.125% due 01/15/2023 (f)(h)(j)		48,177	46,905
1.375% due 01/15/2020 (f)(h)(j)		3,133	3,440
1.750% due 01/15/2028 (h)(j)		5,018	5,628
2.375% due 01/15/2025 (h)(j)		5,577	6,664
2.375% due 01/15/2027 (h)		4,865	5,862
2.500% due 01/15/2029 (h)(j)		5,766	7,098
U.S. Treasury Notes
2.000% due 02/15/2023		22,300	21,250

			133,332

Total United States (Cost $999,701)			1,018,960

SHORT-TERM INSTRUMENTS 8.0%

COMMERCIAL PAPER 0.1%
Santander S.A.
3.100% due 10/01/2013		$9,000	9,000

REPURCHASE AGREEMENTS (e) 0.1%
			3,006

MEXICO TREASURY BILLS 7.0%
3.820% due 10/17/2013 - 06/26/2014 (b)	MXN	5,537,000	417,678

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.8%
0.023% due 10/10/2013 - 03/13/2014 (b)(f)(j)	$48,975	$48,972

Total Short-Term Instruments (Cost $493,745)		478,656

Total Investments in Securities (Cost $6,186,118)		6,238,337

	SHARES
INVESTMENTS IN AFFILIATES 0.7%

SHORT-TERM INSTRUMENTS 0.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio	4,148,238	41,511

Total Short-Term Instruments (Cost $41,511)		41,511

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $41,511)	$41,511

Total Investments 104.8% (Cost $6,227,629)	$6,279,848

Financial Derivative Instruments (g)(i) (1.2%) (Cost or Premiums, net $1,525)	(70,416)

Other Assets and Liabilities, net (3.6%)	(214,690)

Net Assets 100.0%	$5,994,742

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$3,006	Freddie Mac 2.080% due 10/17/2022	$(3,067)	$3,006	$3,006

Total Repurchase Agreements						$(3,067)	$3,006	$3,006

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.090%	09/26/2013	10/04/2013	$ (7,340)	$(7,340)
	0.110%	09/26/2013	10/18/2013	(2,109)	(2,110)
SBI	(0.300%)	06/04/2013	03/25/2015	EUR (5,361)	(7,246)
TDM	(0.250%)	06/04/2013	03/25/2015	$ (4,719)	(4,718)

Total Reverse Repurchase Agreements					$(21,414)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.090%	10/01/2013	10/21/2013	$ (8,427)	$(8,435)
BPS	(0.020%)	09/17/2013	10/01/2013	EUR (8,169)	(11,052)
	0.150%	09/05/2013	12/05/2013	(23,380)	(31,803)
	0.460%	10/01/2013	11/14/2013	GBP (35,550)	(57,812)
	0.483%	10/01/2013	01/23/2014	(41,257)	(67,286)
	0.519%	07/11/2013	10/10/2013	(44,863)	(72,749)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	127

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MYI	0.091%	10/01/2013	01/16/2014	EUR	(32,718)	$(43,949)
	0.500%	10/01/2013	11/14/2013	GBP	(63,054)	(102,511)
	0.550%	10/01/2013	10/25/2013		(30,900)	(50,222)

Total Sale-Buyback Transactions						$(445,819)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $139,316 at a weighted average interest rate of 0.239%.
(3)	Payable for sale-buyback transactions includes $2,001 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2043	$22,000	$(22,523)	$(23,076)

Total Short Sales				$(22,523)	$(23,076)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $465,259 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
JPS	$0	$(9,450)	$0	$0	$(9,450)	$9,478	$28
SBI	0	(7,246)	0	0	(7,246)	7,136	(110)
SSB	3,006	0	0	0	3,006	(3,067)	(61)
TDM	0	(4,718)	0	0	(4,718)	4,924	206

Master Securities Forward Transactions Agreement
BCY	0	0	0	0	0	(575)	(575)
BOA	0	0	0	(23,076)	(23,076)	0	(23,076)
BPG	0	0	(8,435)	0	(8,435)	8,440	(5)
BPS	0	0	(240,702)	0	(240,702)	239,025	(1,677)
FOB	0	0	0	0	0	10	10
MSC	0	0	0	0	0	(1,160)	(1,160)
MYI	0	0	(196,682)	0	(196,682)	195,827	(855)
SAL	0	0	0	0	0	(405)	(405)

Total Borrowings and Other Financing Transactions	$3,006	$(21,414)	$(445,819)	$(23,076)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	13	$2	$1	$0
3-Month Euribor December Futures	Long	12/2015	2,107	(200)	321	(71)
3-Month Euribor June Futures	Long	06/2015	2,204	(57)	10	(67)
3-Month Euribor March Futures	Long	03/2015	584	(3)	69	0
3-Month Euribor March Futures	Long	03/2016	159	(107)	27	(5)
3-Month Euribor September Futures	Long	09/2015	5,798	(555)	784	(196)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	524	(1,434)	16	0
90-Day Eurodollar December Futures	Long	12/2014	4,203	1,236	158	0
90-Day Eurodollar June Futures	Long	06/2014	2,625	28	0	0
90-Day Eurodollar June Futures	Long	06/2015	3,274	318	205	0
90-Day Eurodollar March Futures	Long	03/2015	2,381	115	119	0
90-Day Eurodollar September Futures	Long	09/2014	3,258	157	41	0
90-Day Eurodollar September Futures	Long	09/2015	2,526	58	63	(5)

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond December Futures	Long	12/2013	715	$541	$120	$0
Australia Government 10-Year Bond December Futures	Long	12/2013	683	1,808	433	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	699	17	0	(41)
Euro-Bobl December Futures	Short	12/2013	980	(1,882)	0	(358)
Euro-BTP Italy Government Bond December Futures	Long	12/2013	1,025	270	0	(915)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	2,169	4,485	1,060	(1)
Japan Government 10-Year Bond December Futures	Long	12/2013	488	5,891	596	(99)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	699	191	29	0
U.S. Treasury 10-Year Note December Futures	Short	12/2013	6,518	(16,886)	11	(320)
U.S. Treasury Long Bond December Futures	Short	12/2013	667	(2,674)	42	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	10,455	1,421	317	(212)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	766	83	8	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	490	67	30	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	6,118	(1,517)	309	(124)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	1,464	94	30	(30)
United Kingdom Government 10-Year Gilt December Futures	Short	12/2013	1,753	(4,917)	85	(1,158)

Total Futures Contracts				$(13,450)	$4,884	$(3,620)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD 11,200	$626	$439	$0	$(49)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018	$ 199,000	(3,252)	(893)	0	(93)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	153,750	9,163	5,966	0	(91)
Pay	3-Month USD-LIBOR	3.000%	12/18/2023	52,800	673	112	33	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	9,500	362	(307)	1	0
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR 8,900	25	24	2	0
Pay	6-Month EUR-EURIBOR	2.250%	03/19/2024	800	3	0	0	(0)
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP 222,200	391	(10)	13	0
Pay	6-Month JPY-LIBOR	1.000%	07/19/2023	JPY 3,010,000	511	674	31	0

Total Swap Agreements					$8,502	$6,005	$80	$(233)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $45,875 and cash of $6,359 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4,884	$80	$4,964	$0	$(3,673)	$(366)	$(4,039)

(1)	Unsettled variation margin asset of $0 and liability of $(186) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	270,339	$		241,630	$ 0	$(10,569)
	10/2013		BRL	61,444			26,920	0	(804)
	10/2013		EUR	425,335			567,876	0	(7,538)
	10/2013		JPY	5,999,000			60,673	0	(363)
	10/2013	$		27,553		BRL	61,444	170	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	129

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2013	$		1,141		RUB	37,154	$5	$0
	11/2013		MXN	626,728	$		49,927	2,217	0
	12/2013			131,439			10,317	337	0
	01/2014		BRL	28,250			12,140	0	(346)
	03/2014		MXN	4,878			382	14	0
	09/2015	$		1,350		CNY	8,289	0	(27)

BPS	10/2013		AUD	44,623	$		40,836	0	(793)
	10/2013		GBP	126,971			197,015	0	(8,538)
	10/2013		JPY	20,150,232			203,610	0	(1,412)
	10/2013	$		1,724		NZD	2,122	39	0
	11/2013		MXN	302,314	$		24,591	1,578	0
	11/2013		NOK	44,681			7,576	157	0
	11/2013	$		11,122		AUD	11,907	0	(38)

BRC	10/2013		BRL	5,092	$		2,320	22	0
	10/2013		EUR	69,974			92,852	0	(1,812)
	10/2013		GBP	9,989			15,688	0	(483)
	10/2013		JPY	1,525,300			15,364	0	(155)
	10/2013		RUB	73,365			2,200	0	(62)
	10/2013	$		2,284		BRL	5,092	14	0
	10/2013			11,048		CAD	11,373	5	(12)
	10/2013			55,519		CNY	341,664	226	0
	10/2013			5,017		EUR	3,781	98	0
	10/2013			2,519		GBP	1,588	52	0
	10/2013			84,254		JPY	8,277,600	0	(39)
	10/2013			95		RUB	3,024	0	(2)
	11/2013		BRL	3,042	$		1,274	0	(88)
	11/2013		EUR	135,699			182,922	0	(674)
	11/2013	$		94,017		EUR	69,431	0	(80)
	11/2013			263,648		GBP	162,885	28	(50)
	12/2013		CAD	9,007	$		8,738	12	0
	12/2013	$		10,595		MXN	137,740	0	(137)
	01/2014		CNY	341,664	$		55,451	0	(38)
	04/2014	$		3,329		CNY	20,257	0	(46)
	09/2015			4,119			25,039	0	(124)

CBK	10/2013		EUR	69,639	$		92,584	0	(1,627)
	10/2013	$		53,183		AUD	57,226	221	(18)
	10/2013			217,639		EUR	165,222	5,882	0
	10/2013			65,612		GBP	41,981	2,351	0
	10/2013			620		HKD	4,807	0	0
	10/2013			11,223		IDR	118,294,204	0	(1,042)
	10/2013			1,253		ZAR	12,420	0	(17)
	11/2013		AUD	20,818	$		19,484	104	0
	11/2013	$		81,968		EUR	60,600	22	0
	11/2013			1,178		JPY	115,568	0	(2)
	12/2013		MXN	286,069	$		21,739	36	(18)
	01/2014		BRL	102,899			44,290	0	(1,188)
	04/2014		MXN	1,240,557			95,215	1,797	0
	04/2014	$		6,958		CNY	42,376	0	(91)
	09/2015			16,146			97,612	0	(569)

DUB	10/2013		AUD	11,971	$		11,154	0	(13)
	10/2013		BRL	9,785			4,388	0	(27)
	10/2013	$		257,220		AUD	274,572	58	(1,129)
	10/2013			4,409		BRL	9,785	6	0
	10/2013			402,436		EUR	298,595	1,518	0
	10/2013			542,370		GBP	339,788	7,714	0
	10/2013			7,235		JPY	709,897	0	(13)
	10/2013		ZAR	76,983		$	7,742	83	0
	11/2013		AUD	273,201			255,443	1,126	0
	11/2013		EUR	298,595			402,462	0	(1,525)
	11/2013		GBP	339,788			542,235	0	(7,705)
	12/2013	$		29,354		MXN	380,528	0	(461)
	01/2014		BRL	9,785		$	4,322	0	(3)
	01/2014	$		1,459		ZAR	14,268	0	(60)
	06/2014		MXN	114,627		$	8,675	96	0

FBF	10/2013		GBP	200,765			311,604	0	(13,415)
	10/2013	$		8,596		GBP	5,516	334	0
	10/2013			2,415		JPY	238,776	14	0
	11/2013		BRL	403,265		$	173,687	0	(6,851)

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	12/2013		MXN	175,791	$	13,643	$295	$0
	12/2013	$		3,676	MXN	47,506	0	(69)
	01/2014		MXN	2,941	$	232	9	0

GLM	10/2013		EUR	50,313		67,472	4	(598)
	10/2013		JPY	20,204,267		203,396	0	(2,176)
	10/2013		RUB	27,518		840	0	(9)
	10/2013	$		377,517	EUR	279,644	877	(78)
	10/2013			56,211	GBP	35,101	614	0
	11/2013		EUR	221,443	$	299,683	79	0
	11/2013		SEK	149,165		22,743	0	(445)
	12/2013		MXN	88,184		6,755	60	0
	12/2013	$		1,068	MXN	13,797	0	(20)
	03/2014		MXN	504,745	$	38,021	113	(173)

GST	04/2014	$		2,550	CNY	15,530	0	(33)

HUS	10/2013		AUD	37,964	$	35,571	389	(234)
	10/2013		BRL	18,207		7,961	0	(254)
	10/2013		EUR	8,164		11,051	7	0
	10/2013		GBP	41,608		66,797	0	(562)
	10/2013		JPY	1,354,890		13,608	0	(177)
	10/2013		MXN	525,606		42,625	2,521	0
	10/2013		RUB	104,588		3,149	1	(77)
	10/2013	$		8,165	BRL	18,207	51	0
	10/2013			37,671	EUR	27,877	63	(20)
	10/2013			3,486	GBP	2,218	104	0
	10/2013			72,479	JPY	7,152,400	289	0
	10/2013			1,221	NZD	1,477	6	0
	11/2013		EUR	37,265	$	50,326	0	(92)
	11/2013		SEK	195,725		29,993	0	(431)
	11/2013	$		1,740	DKK	9,780	35	0
	11/2013			127,055	EUR	94,041	178	0
	11/2013			1,327	NZD	1,606	4	0
	12/2013		CAD	1,049	$	1,020	3	0
	12/2013		MXN	217,379		16,747	242	0
	12/2013	$		4,277	CLP	2,233,435	108	0
	12/2013			5,734	MXN	75,314	0	(16)
	01/2014			718	RUB	23,609	0	(3)
	04/2014			2,220	CNY	13,509	0	(31)

JPM	10/2013		EUR	406,628	$	541,517	0	(8,590)
	10/2013		IDR	121,135,075		11,500	1,074	0
	10/2013		JPY	21,572,875		218,124	0	(1,356)
	10/2013	$		19,706	AUD	21,128	99	(95)
	10/2013			5,193	RUB	165,293	0	(96)
	10/2013			394	TRY	720	0	(38)
	11/2013		GBP	25,551	$	40,886	0	(468)
	11/2013	$		18,460	AUD	19,729	0	(95)
	11/2013			15,615	GBP	9,743	154	0
	12/2013		MXN	519,871	$	39,679	337	(131)
	12/2013	$		7,633	MXN	100,276	0	(20)
	03/2014		MXN	393,204	$	29,611	0	(63)
	04/2014			78,303		5,816	3	(83)
	04/2014	$		4,437	CNY	27,025	0	(58)
	09/2015			3,907		23,610	0	(139)

MSC	10/2013		BRL	131,074	$	58,340	0	(801)
	10/2013		EUR	17,706		23,635	0	(319)
	10/2013		GBP	49,097		78,076	0	(1,407)
	10/2013	$		56,793	BRL	131,074	2,349	(1)
	10/2013			905,115	EUR	671,084	2,761	0
	10/2013			2,327	GBP	1,463	42	0
	10/2013			60,023	JPY	5,957,300	586	0
	11/2013		BRL	77,527	$	33,950	0	(758)
	11/2013		EUR	668,001		901,054	0	(2,725)
	12/2013		MXN	710,045		55,415	1,586	(79)
	12/2013	$		34,845	MXN	451,269	0	(581)
	01/2014		BRL	52,702	$	22,796	6	(502)
	06/2014		MXN	1,166,386		87,102	0	(165)
	09/2015	$		1,300	CNY	7,998	0	(24)

RBC	10/2013		NZD	252,058	$	195,083	0	(14,264)
	10/2013	$		204,294	NZD	247,180	1,001	0
	11/2013		NZD	247,180	$	203,836	0	(999)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	131

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2013		CAD	102,095		$	98,799	$0	$(115)
	12/2013		MXN	20,469			1,612	58	0

RYL	11/2013		EUR	103,778			140,526	118	0
	12/2013		CAD	13,071			12,653	0	(10)
	12/2013		MXN	373,941			28,316	43	(120)
	04/2014	$		7,513		CNY	45,887	0	(77)

UAG	10/2013		BRL	16,176	$		7,319	20	0
	10/2013		CNY	341,664			55,009	0	(735)
	10/2013		EUR	634,383			848,958	0	(9,267)
	10/2013		NZD	1,451			1,198	0	(7)
	10/2013	$		7,254		BRL	16,176	45	0
	10/2013			298,901		EUR	221,654	964	0
	10/2013			1,226		GBP	775	29	0
	10/2013			22,305		JPY	2,210,900	188	0
	10/2013			2,257		NZD	2,756	32	0
	10/2013			6,409		ZAR	64,563	15	0
	11/2013		AUD	100,639	$		93,718	40	(5)
	11/2013		EUR	221,654			298,925	0	(964)
	11/2013		MXN	962,651			76,951	3,669	0
	12/2013			171,412			13,084	119	(50)
	12/2013	$		11,150		MXN	145,079	0	(134)
	04/2014			4,438		CNY	27,005	0	(61)

WST	10/2013		JPY	57,978	$		589	0	(1)
	10/2013	$		750		JPY	73,681	0	0

Total Forward Foreign Currency Contracts								$47,726	$(120,905)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	37,000	$2,984	$5,348

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,100	1,581	2,760

Total Purchased Options								$4,565	$8,108

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	156,000	$(2,964)	$(5,437)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		80,200	(1,512)	(2,795)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	33,800	(61)	(36)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		33,800	(69)	(41)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	33,600	(200)	(252)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	132,200	(489)	(63)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		132,100	(555)	(63)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	25,100	(184)	(188)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	102,100	(196)	(108)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		102,100	(196)	(125)

								$(6,426)	$(9,108)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae 4.000% due 11/01/2043	$	104.500	11/06/2013	$77,000	$(187)	$(596)

JPM	Call - OTC Fannie Mae 4.000% due 11/01/2043		104.500	11/06/2013	33,000	(68)	(256)

						$(255)	$(852)

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(8)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	7,100	(70)	(9)

						$(152)	$(17)

Total Written Options						$(6,833)	$(9,977)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Premiums
Balance at 03/31/2013	878	$1,311,694	EUR	683,240	GBP	0	JPY	0	$(12,442)
Sales	0	1,292,267		0		58,700		8,210,000	(9,871)
Closing Buys	(439)	(1,182,312)		(168,940)		0		0	8,652
Expirations	0	(370,800)		(242,500)		0		(4,130,000)	4,383
Exercised	(439)	(426,849)		0		0		(4,080,000)	2,445

Balance at 09/30/2013	0	$624,000	EUR	271,800	GBP	58,700	JPY	0	$(6,833)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Agrium, Inc.	(1.250%	)	03/20/2019	1.276%	$	4,000	$0	$3	$3	$0
	AutoZone, Inc.	(1.070%	)	03/20/2014	0.075%		600	0	(3)	0	(3)
	Burlington Northern Santa Fe LLC	(0.500%	)	06/20/2017	0.143%		2,669	0	(36)	0	(36)
	Computer Sciences Corp.	(1.060%	)	03/20/2018	0.987%		4,000	0	(14)	0	(14)
	Limited Brands, Inc.	(3.550%	)	09/20/2017	1.350%		1,000	98	(184)	0	(86)
	Limited Brands, Inc.	(2.850%	)	09/20/2017	1.350%		4,000	548	(783)	0	(235)
	Union Pacific Corp.	(1.000%	)	03/20/2016	0.101%		200	(3)	(2)	0	(5)

BRC	CNA Financial Corp.	(1.390%	)	12/20/2014	0.177%		3,000	0	(46)	0	(46)
	Hanson Building Materials, Inc.	(5.000%	)	09/20/2016	0.564%		1,000	485	(618)	0	(133)
	Hanson Ltd.	(1.000%	)	09/20/2016	0.564%		1,000	243	(256)	0	(13)
	Union Pacific Corp.	(0.600%	)	03/20/2016	0.101%		800	30	(41)	0	(11)
	WPP Ltd.	(3.750%	)	06/20/2017	0.527%	GBP	2,425	0	(467)	0	(467)

DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.286%	$	1,600	11	(31)	0	(20)
	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.286%		1,600	0	(18)	0	(18)
	Sheraton Holding Corp.	(2.390%	)	12/20/2015	0.222%		5,000	231	(476)	0	(245)
	Spectra Energy Capital LLC	(0.860%	)	06/20/2018	0.869%		5,000	0	1	1	0
	Tate & Lyle International Finance PLC	(0.510%	)	12/20/2014	0.269%		1,400	0	(4)	0	(4)

JPM	Loews Corp.	(0.330%	)	03/20/2016	0.214%		1,150	0	(3)	0	(3)
	Viacom, Inc.	(1.150%	)	06/20/2016	0.274%		6,400	0	(155)	0	(155)
	WPP Ltd.	(3.750%	)	06/20/2017	0.527%	GBP	1,650	0	(318)	0	(318)

MYC	HCP, Inc.	(2.030%	)	12/20/2013	0.184%	$	6,000	0	(29)	0	(29)

UAG	Avnet, Inc.	(1.530%	)	09/20/2016	0.560%		1,550	0	(45)	0	(45)

								$1,643	$(3,525)	$4	$(1,886)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.588%	$	34,400	$593	$72	$665	$0
	Tokyo Electric Power Co., Inc.	1.000%	12/20/2013	2.647%	JPY	20,000	(11)	10	0	(1)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		100,000	(99)	91	0	(8)

CBK	SoftBank Corp.	1.000%	12/20/2017	1.488%		46,000	(56)	47	0	(9)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		60,000	(42)	38	0	(4)

DUB	Australia Government Bond	1.000%	09/20/2016	0.215%		$8,400	128	71	199	0
	Japan Government International Bond	1.000%	06/20/2018	0.588%		14,000	248	22	270	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.588%		55,500	1,030	43	1,073	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	150,000	(153)	122	0	(31)
	Tokyo Electric Power Co., Inc.	1.000%	12/20/2013	2.647%		30,000	(25)	24	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	133

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	100,000	$(106)	$86	$0	$(20)

MYC	Japan Government International Bond	1.000%	06/20/2018	0.588%	$	12,500	245	(3)	242	0

RYL	Australia Government Bond	1.000%	09/20/2016	0.215%		6,800	98	63	161	0
	Australia Government Bond	1.000%	12/20/2016	0.231%		800	2	18	20	0

UAG	Australia Government Bond	1.000%	09/20/2016	0.215%		9,900	150	84	234	0

							$2,002	$788	$2,864	$(74)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
BOA	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018	JPY	2,000,000	$66	$93	$159	$0
BRC	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		790,000	30	33	63	0
DUB	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		130,000	4	6	10	0
GST	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		2,980,000	102	135	237	0

						$202	$267	$469	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
JPM	Floating rate equal to 3-Month USD-LIBOR less 0.483% based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency received	02/10/2016	$ 11,220	JPY	920,000	$(3)	$1,882	$1,879	$0

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
FBF	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	110,000	$(1)	$84	$83	$0
HUS	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,600	(1)	5	4	0
JPM	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		239,300	(1)	183	182	0
MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		46,900	(48)	230	182	0

							$(51)	$502	$451	$0

Total Swap Agreements							$3,793	$(86)	$5,667	$(1,960)

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $70,695 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (7)
BOA	$2,743	$5,348	$827	$8,918	$(19,647)	$(5,437)	$(388)	$(25,472)	$(16,554)	$15,479	$(1,075)
BPS	1,774	0	0	1,774	(10,781)	0	0	(10,781)	(9,007)	8,082	(925)
BRC	457	0	63	520	(3,802)	0	(670)	(4,472)	(3,952)	3,788	(164)
CBK	10,413	2,760	0	13,173	(4,572)	(2,803)	(13)	(7,388)	5,785	(7,037)	(1,252)
DUB	10,601	0	480	11,081	(10,936)	(338)	(287)	(11,561)	(480)	271	(209)
FBF	652	0	83	735	(20,335)	0	0	(20,335)	(19,600)	15,146	(4,454)
GLM	1,747	0	0	1,747	(3,499)	(63)	0	(3,562)	(1,815)	1,597	(218)
GSC	0	0	0	0	0	(596)	0	(596)	(596)	321	(275)
GST	0	0	1,310	1,310	(33)	0	(32)	(65)	1,245	(1,500)	(255)
HUS	4,001	0	4	4,005	(1,897)	0	0	(1,897)	2,108	(2,897)	(789)
JPM	1,667	0	2,061	3,728	(11,232)	(256)	(496)	(11,984)	(8,256)	7,547	(709)
MSC	7,330	0	0	7,330	(7,362)	0	0	(7,362)	(32)	(5,150)	(5,182)
MYC	0	0	424	424	0	(251)	(29)	(280)	144	(1,941)	(1,797)
RBC	1,059	0	0	1,059	(15,378)	0	0	(15,378)	(14,319)	13,310	(1,009)
RYL	161	0	181	342	(207)	(233)	0	(440)	(98)	302	204
UAG	5,121	0	234	5,355	(11,223)	0	(45)	(11,268)	(5,913)	4,851	(1,062)
WST	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$47,726	$8,108	$5,667	$61,501	$(120,905)	$(9,977)	$(1,960)	$(132,842)

(7)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,884	$4,884
Swap Agreements	0	0	0	0	80	80

	$0	$0	$0	$0	$4,964	$4,964

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47,726	$0	$47,726
Purchased Options	0	0	0	0	8,108	8,108
Swap Agreements	0	3,337	0	1,879	451	5,667

	$0	$3,337	$0	$49,605	$8,559	$61,501

	$0	$3,337	$0	$49,605	$13,523	$66,465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,673	$3,673
Swap Agreements	0	0	0	0	366	366

	$0	$0	$0	$0	$4,039	$4,039

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$120,905	$0	$120,905
Written Options	0	0	0	0	9,977	9,977
Swap Agreements	0	1,960	0	0	0	1,960

	$0	$1,960	$0	$120,905	$9,977	$132,842

	$0	$1,960	$0	$120,905	$14,016	$136,881

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	135

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$177	$177
Futures	0	0	0	0	2,547	2,547
Swap Agreements	0	0	0	0	(17,305)	(17,305)

	$0	$0	$0	$0	$(14,581)	$(14,581)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,805	$0	$23,805
Written Options	0	0	0	(2,367)	4,231	1,864
Swap Agreements	0	1,343	0	103,778	2,657	107,778

	$0	$1,343	$0	$125,216	$6,888	$133,447

	$0	$1,343	$0	$125,216	$(7,693)	$118,866

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(135)	$(135)
Futures	0	0	0	0	(38,101)	(38,101)
Swap Agreements	0	0	0	0	18,641	18,641

	$0	$0	$0	$0	$(19,595)	$(19,595)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(54,204)	$0	$(54,204)
Purchased Options	0	0	0	0	3,164	3,164
Written Options	0	0	0	(636)	(5,965)	(6,601)
Swap Agreements	0	(209)	0	(83,654)	(380)	(84,243)

	$0	$(209)	$0	$(138,494)	$(3,181)	$(141,884)

	$0	$(209)	$0	$(138,494)	$(22,776)	$(161,479)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$78,065	$0	$78,065
Mortgage-Backed Securities	0	4,854	0	4,854
Sovereign Issues	0	29,665	0	29,665
Belgium
Sovereign Issues	0	5,156	0	5,156
Brazil
Sovereign Issues	0	304,138	0	304,138
Canada
Corporate Bonds & Notes	0	9,929	0	9,929
Sovereign Issues	0	111,989	0	111,989
Cayman Islands
Asset-Backed Securities	0	20,060	0	20,060
Denmark
Corporate Bonds & Notes	0	806	0	806
France
Asset-Backed Securities	0	187	0	187
Corporate Bonds & Notes	0	137,308	0	137,308
Sovereign Issues	0	610,691	0	610,691
Germany
Corporate Bonds & Notes	0	121,715	0	121,715
Sovereign Issues	0	161,823	0	161,823
Guernsey, Channel Islands
Corporate Bonds & Notes	0	28,451	0	28,451
Ireland
Asset-Backed Securities	0	9,547	0	9,547
Mortgage-Backed Securities	0	2,662	0	2,662
Italy
Asset-Backed Securities	0	12,481	0	12,481
Corporate Bonds & Notes	0	6,335	0	6,335
Mortgage-Backed Securities	0	20,940	0	20,940

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Sovereign Issues	$0	$522,779	$0	$522,779
Japan
Corporate Bonds & Notes	0	8,700	0	8,700
Sovereign Issues	0	561,840	0	561,840
Jersey, Channel Islands
Corporate Bonds & Notes	0	7,453	0	7,453
Luxembourg
Asset-Backed Securities	0	5,179	0	5,179
Corporate Bonds & Notes	0	16,225	0	16,225
Mexico
Sovereign Issues	0	128,909	0	128,909
Netherlands
Asset-Backed Securities	0	17,542	0	17,542
Corporate Bonds & Notes	0	30,627	0	30,627
Mortgage-Backed Securities	0	2,036	0	2,036
New Zealand
Sovereign Issues	0	203,308	0	203,308
Norway
Corporate Bonds & Notes	0	44,473	0	44,473
Spain
Corporate Bonds & Notes	0	11,008	0	11,008
Sovereign Issues	0	512,039	0	512,039
Supranational
Corporate Bonds & Notes	0	149,354	0	149,354
Sweden
Corporate Bonds & Notes	0	35,972	0	35,972
Sovereign Issues	0	16,639	0	16,639
United Kingdom
Bank Loan Obligations	0	12,158	0	12,158
Corporate Bonds & Notes	0	144,604	0	144,604
Mortgage-Backed Securities	0	227,209	0	227,209
Sovereign Issues	0	405,865	0	405,865

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
United States
Asset-Backed Securities	$0	$64,108	$0	$64,108
Bank Loan Obligations	0	39,799	0	39,799
Corporate Bonds & Notes	0	156,740	0	156,740
Mortgage-Backed Securities	0	321,075	3,527	324,602
Municipal Bonds & Notes	0	15,530	0	15,530
Preferred Securities	464	0	4,530	4,994
U.S. Government Agencies	0	203,413	76,442	279,855
U.S. Treasury Obligations	0	133,332	0	133,332
Short-Term Instruments
Commercial Paper	0	9,000	0	9,000
Repurchase Agreements	0	3,006	0	3,006
Mexico Treasury Bills	0	417,678	0	417,678
U.S. Treasury Bills	0	48,972	0	48,972
	$464	$6,153,374	$84,499	$6,238,337

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	41,511	0	0	41,511

Total Investments	$41,975	$6,153,374	$84,499	$6,279,848

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short Sales, at Value
U.S. Government Agencies	$0	$(23,076)	$0	$(23,076)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,884	80	0	4,964
Over the counter	0	61,501	0	61,501
	$4,884	$61,581	$0	$66,465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,620)	(233)	0	(3,853)
Over the counter	0	(132,825)	(17)	(132,842)
	$(3,620)	$(133,058)	$(17)	$(136,695)

Totals	$43,239	$6,058,821	$84,482	$6,186,542

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$3,254	$0	$(1,900)	$0	$2	$(3)	$0	$(1,353)	$0	$0
United States
Mortgage-Backed Securities	3,946	0	(425)	6	46	(46)	0	0	3,527	(33)
Preferred Securities	4,650	0	0	0	0	(120)	0	0	4,530	(120)
U.S. Government Agencies	80,928	0	(4,563)	0	0	77	0	0	76,442	97

	$92,778	$0	$(6,888)	$6	$48	$(92)	$0	$(1,353)	$84,499	$(56)

Financial Derivative Instruments - Liabilities
Over the counter	$(26)	$0	$0	$0	$0	$9	$0	$0	$(17)	$9

Totals	$92,752	$0	$(6,888)	$6	$48	$(83)	$0	$(1,353)	$84,482	$(47)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$3,527	Third Party Vendor	Broker Quote	83.67-93.47
Preferred Securities	4,530	Benchmark Pricing	Base Price	$ 7,066.86
U.S. Government Agencies	76,442	Third Party Vendor	Broker Quote	100.42-100.94

Financial Derivative Instruments - Liabilities
Over the counter	(17)	Indicative Market Quotation	Broker Quote	0.12-0.13

Total	$84,482

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	137

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.0%

AUSTRALIA 1.5%

SOVEREIGN ISSUES 1.5%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	$58,255

Total Australia (Cost $64,067)			58,255

BAHRAIN 0.1%

SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,015

Total Bahrain (Cost $3,938)			4,015

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%
Noble Group Ltd.
6.625% due 08/05/2020		$200	206
6.750% due 01/29/2020		200	208
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,043
4.750% due 02/16/2021		1,000	1,055
5.000% due 10/19/2025		200	202
6.500% due 06/10/2014		1,000	1,040
7.875% due 06/10/2019		1,850	2,266

Total Bermuda (Cost $5,948)			6,020

BRAZIL 3.3%

CORPORATE BONDS & NOTES 0.7%
Banco do Brasil S.A.
2.963% due 07/02/2014		$3,000	3,026
4.500% due 01/22/2015		1,600	1,664
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	510
Banco Santander Brasil S.A.
2.352% due 03/18/2014		1,800	1,798
CSN Islands Corp.
6.875% due 09/21/2019		2,080	2,163
CSN Resources S.A.
6.500% due 07/21/2020 (f)		3,440	3,449
Petrobras International Finance Co.
7.875% due 03/15/2019		9,750	11,274
8.375% due 12/10/2018		3,100	3,723
Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		630	642

			28,282

SOVEREIGN ISSUES 2.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	50,000	15,841
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		21,257	9,612
10.000% due 01/01/2017		170,486	74,512
10.000% due 01/01/2021		3,160	1,324
10.000% due 01/01/2023		3,159	1,301

			102,590

Total Brazil (Cost $149,825)			130,872

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 2.2%

BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$1,945	$1,951

CORPORATE BONDS & NOTES 0.5%
Bank of Montreal
2.850% due 06/09/2015		8,900	9,255
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,764
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		4,300	4,519

			21,538

SOVEREIGN ISSUES 1.6%
Canada Government Bond
3.000% due 12/01/2036 (c)	CAD	9,203	12,472
4.000% due 06/01/2041		900	1,025
Canada Housing Trust
2.400% due 12/15/2022		55,600	51,597

			65,094

Total Canada (Cost $92,323)			88,583

CAYMAN ISLANDS 0.9%

ASSET-BACKED SECURITIES 0.1%
BlackRock Senior Income Series Corp.
0.506% due 04/20/2019		$820	806
Denali Capital CLO Ltd.
0.526% due 04/21/2020		451	450
Galaxy CLO Ltd.
0.506% due 04/25/2019		816	808
Mountain View Funding CLO Ltd.
0.528% due 04/15/2019		585	579
MSIM Peconic Bay Ltd.
0.546% due 07/20/2019		231	231
Octagon Investment Partners Ltd.
0.562% due 11/28/2018		319	316
Pacifica CDO Corp.
0.524% due 01/26/2020		605	600

			3,790

CORPORATE BONDS & NOTES 0.8%
Baidu, Inc.
3.250% due 08/06/2018		1,900	1,904
3.500% due 11/28/2022		4,800	4,416
IPIC GMTN Ltd.
5.000% due 11/15/2020		10,700	11,636
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		10,961	11,208
QNB Finance Ltd.
2.125% due 02/14/2018		2,400	2,352
3.125% due 11/16/2015		2,300	2,392

			33,908

Total Cayman Islands (Cost $36,862)			37,698

CHILE 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Santander Chile
3.750% due 09/22/2015		$5,600	5,831

Total Chile (Cost $5,593)			5,831

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 7.3%

CORPORATE BONDS & NOTES 7.3%
Nykredit Realkredit A/S
1.333% due 04/01/2038	DKK	100	$18
2.000% due 10/01/2013		377,000	68,383
2.000% due 01/01/2014	EUR	22,900	31,163
2.000% due 04/01/2014	DKK	760,000	139,202
2.000% due 10/01/2014		65,000	11,983
Realkredit Danmark A/S
2.000% due 04/01/2014		236,000	43,201

Total Denmark (Cost $287,617)			293,950

FRANCE 2.4%

CORPORATE BONDS & NOTES 2.3%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	100	138
4.000% due 06/24/2015		3,450	4,800
4.250% due 02/25/2016		8,000	11,219
4.875% due 09/25/2015		6,400	9,022
6.000% due 07/16/2014		7,100	9,911
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$9,000	9,239
BPCE S.A.
2.015% due 02/07/2014		13,900	13,983
2.375% due 10/04/2013		10,900	10,903
Caisse Francaise de Financement Local
1.800% due 05/09/2017	JPY	1,000,000	10,548
3.875% due 03/12/2014	EUR	200	275
Dexia Credit Local S.A.
0.918% due 04/01/2014	GBP	1,432	2,320
RCI Banque S.A.
2.139% due 04/11/2014		$8,240	8,263
3.400% due 04/11/2014		1,800	1,819

			92,440

SOVEREIGN ISSUES 0.1%
Societe Financement de l’Economie Francaise
3.000% due 04/07/2014	EUR	1,545	2,120
3.375% due 05/05/2014		$2,980	3,036

			5,156

Total France (Cost $95,892)			97,596

GERMANY 5.8%

CORPORATE BONDS & NOTES 2.5%
DEPFA Deutsche Pfandbriefbank AG
4.500% due 01/15/2014	EUR	1,100	1,506
Erste Abwicklungsanstalt
4.000% due 05/05/2015		1,439	2,056
FMS Wertmanagement AoeR
0.375% due 05/22/2015		5,300	7,179
1.625% due 02/22/2017		7,300	10,189
2.250% due 07/14/2014		3,000	4,125
3.000% due 08/03/2018		7,300	10,786
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		11,701	18,310
4.750% due 06/04/2018		622	977
Investitionsbank Berlin
0.274% due 01/25/2017		15,000	20,255
KFW
0.875% due 06/25/2018		18,000	24,254
4.250% due 07/04/2014		1,300	1,813

			101,450

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.3%
Gemeinsame Deutsche Bundeslaender
1.875% due 10/01/2015	EUR	28,000	$39,036
2.000% due 06/02/2015		7,317	10,176
State of Lower Saxony
2.125% due 06/08/2015		5,006	6,977
3.625% due 01/20/2015		7,025	9,921
State of North Rhine-Westphalia
2.000% due 10/15/2015		27,225	38,034
2.125% due 06/30/2015		9,542	13,309
State of Saxony-Anhalt
3.375% due 06/01/2015		10,349	14,715

			132,168

Total Germany (Cost $225,503)			233,618

INDIA 0.3%

CORPORATE BONDS & NOTES 0.3%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	5,935
5.000% due 01/15/2016		1,500	1,549
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,746
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	495
State Bank of India
4.500% due 07/27/2015		1,000	1,029

Total India (Cost $10,543)			10,754

INDONESIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		$1,000	1,102
7.750% due 01/20/2020		1,500	1,654
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		1,280	1,229

Total Indonesia (Cost $4,140)			3,985

IRELAND 4.0%

ASSET-BACKED SECURITIES 0.4%
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	1,408	1,876
LightPoint Pan-European CLO PLC
0.476% due 01/31/2022		9,524	12,635

			14,511

CORPORATE BONDS & NOTES 3.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,100	1,125
8.700% due 08/07/2018		1,500	1,819
Depfa ACS Bank
3.875% due 11/14/2016	EUR	17,700	25,452
3.905% due 04/15/2014		$28,000	28,284
4.375% due 01/15/2015	EUR	35,150	49,585
4.875% due 10/28/2015		$9,683	10,169
EDC Finance Ltd.
4.875% due 04/17/2020		2,100	2,011
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		5,200	5,531
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	814
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		3,000	3,183

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 11/22/2017		$300	$320
6.902% due 07/09/2020		700	770

			129,063

MORTGAGE-BACKED SECURITIES 0.4%
Epic Opera Arlington Ltd.
0.759% due 07/28/2016	GBP	3,389	5,431
Opera Germany PLC
0.440% due 10/20/2014	EUR	7,988	10,705

			16,136

Total Ireland (Cost $157,818)			159,710

ITALY 0.9%

CORPORATE BONDS & NOTES 0.9%
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$31,100	31,077
6.500% due 02/24/2021		5,100	5,315

Total Italy (Cost $36,396)			36,392

JAPAN 1.7%

CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,130
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,700	5,028

			12,158

SOVEREIGN ISSUES 1.4%
Japan Government International Bond
0.500% due 03/20/2015	JPY	790,000	8,087
1.000% due 09/20/2020		820,000	8,682
1.200% due 12/10/2017 (c)		1,395,800	15,919
1.400% due 06/10/2018 (c)		2,013,760	23,309

			55,997

Total Japan (Cost $67,699)			68,155

LUXEMBOURG 1.2%

ASSET-BACKED SECURITIES 0.2%
Bumper S.A.
1.378% due 02/23/2023	EUR	2,041	2,778
E-Carat S.A.
0.852% due 11/18/2020		3,454	4,668

			7,446

CORPORATE BONDS & NOTES 1.0%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		$600	658
9.250% due 04/23/2019		9,340	11,537
Hypothekenbank Frankfurt International S.A.
5.125% due 01/21/2016		2,900	3,082
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		1,600	1,684
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,600	1,692
5.400% due 03/24/2017		20,900	22,311
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	321

			41,285

Total Luxembourg (Cost $48,915)			48,731

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 6.3%

CORPORATE BONDS & NOTES 0.3%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	$105
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		850	213
Petroleos Mexicanos
6.500% due 06/02/2041		10,000	10,412

			10,730

SOVEREIGN ISSUES 6.0%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	450,000	35,065
6.000% due 06/18/2015		132,029	10,481
6.050% due 01/11/2040		$1,500	1,648
6.250% due 06/16/2016	MXN	72,600	5,853
6.500% due 06/10/2021		37,900	3,043
6.500% due 06/09/2022		548,200	43,467
7.750% due 12/14/2017		227,463	19,442
8.000% due 12/17/2015		2,500	207
8.000% due 06/11/2020		389,330	34,001
8.500% due 12/13/2018		231,172	20,484
10.000% due 12/05/2024		683,070	68,765

			242,456

Total Mexico (Cost $260,206)			253,186

NETHERLANDS 5.6%

ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	6,778	8,968
Harbourmaster CLO BV
0.474% due 10/25/2020		618	828
0.484% due 06/15/2020		303	407
Jubilee CDO BV
0.719% due 10/15/2019		244	329
Leopard CLO BV
0.572% due 04/21/2020		1,174	1,579
Wood Street CLO BV
0.544% due 11/22/2021		868	1,157

			13,268

CORPORATE BONDS & NOTES 5.3%
Bank Nederlandse Gemeenten
3.750% due 12/16/2013		18,806	25,631
Deutsche Annington Finance BV
3.200% due 10/02/2017 (a)		$17,200	17,245
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		3,300	3,440
10.500% due 03/25/2014		7,650	8,023
ING Bank NV
2.625% due 12/05/2022		3,600	3,386
5.800% due 09/25/2023		6,800	6,884
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019	EUR	34,300	46,691
4.375% due 01/22/2018 (f)		12,400	19,252
Rabobank Group
3.875% due 02/08/2022		$300	301
4.000% due 09/10/2015	GBP	32,459	55,242
6.875% due 03/19/2020	EUR	15,400	23,100
SABIC Capital BV
3.000% due 11/02/2015		$2,250	2,337

			211,532

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	139

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL
1.019% due 04/17/2041	EUR	570	$658
Eurosail PLC
1.719% due 10/17/2040		309	411
Storm BV
1.121% due 09/22/2052		536	730

			1,799

Total Netherlands (Cost $218,869)			226,599

NORWAY 0.8%

CORPORATE BONDS & NOTES 0.8%
DNB Boligkreditt A/S
2.100% due 10/14/2016		$11,500	11,821
2.900% due 03/29/2017		12,300	12,885
Eksportfinans ASA
2.000% due 09/15/2015		700	686
2.375% due 05/25/2016		1,400	1,361
3.000% due 11/17/2014		500	501
5.500% due 05/25/2016		600	629
5.500% due 06/26/2017		3,400	3,549

Total Norway (Cost $30,450)			31,432

POLAND 0.1%

SOVEREIGN ISSUES 0.1%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	155
5.750% due 09/23/2022		132	46
6.250% due 10/24/2015		5,680	1,929

Total Poland (Cost $2,153)			2,130

QATAR 1.0%

CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance QSC
5.000% due 07/21/2020		$8,300	9,161
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		5,930	6,316
6.750% due 09/30/2019		3,550	4,162

			19,639

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
4.500% due 01/20/2022		2,000	2,142
5.250% due 01/20/2020		11,125	12,544
6.400% due 01/20/2040		6,100	7,137

			21,823

Total Qatar (Cost $39,047)			41,462

RUSSIA 1.2%

CORPORATE BONDS & NOTES 0.0%
ALROSA Finance S.A.
7.750% due 11/03/2020		$700	781

SOVEREIGN ISSUES 1.2%
Russia Government International Bond
7.500% due 03/31/2030		39,123	46,184

Total Russia (Cost $45,845)			46,965

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.9%

CORPORATE BONDS & NOTES 0.9%
Temasek Financial Ltd.
4.300% due 10/25/2019		$15,400	$16,904
4.625% due 07/26/2022	GBP	11,500	21,066

Total Singapore (Cost $38,186)			37,970

SOUTH AFRICA 0.9%

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	354,800	36,883

Total South Africa (Cost $45,808)			36,883

SOUTH KOREA 1.2%

CORPORATE BONDS & NOTES 1.2%
Export-Import Bank of Korea
4.000% due 01/11/2017		$500	535
4.000% due 01/29/2021		4,800	4,940
5.125% due 06/29/2020		8,800	9,700
5.875% due 01/14/2015		1,200	1,273
8.125% due 01/21/2014		6,300	6,443
Korea Development Bank
8.000% due 01/23/2014		10,650	10,891
Korea Electric Power Corp.
3.000% due 10/05/2015		5,700	5,892
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		6,000	6,210
6.250% due 06/17/2014		3,200	3,322

Total South Korea (Cost $48,291)			49,206

SPAIN 4.1%

CORPORATE BONDS & NOTES 1.7%
Bankia S.A.
3.500% due 11/13/2014	EUR	2,000	2,749
3.500% due 12/14/2015		3,100	4,269
3.625% due 10/05/2016		5,900	8,088
4.250% due 07/05/2016		7,050	9,834
4.375% due 02/14/2017 (f)		7,600	10,198
5.750% due 06/29/2016		22,300	32,389

			67,527

SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	200,000	1,983
2.125% due 10/01/2014	CHF	900	983
2.750% due 03/24/2016		3,100	3,274
3.875% due 04/07/2015	EUR	2,150	2,923
3.875% due 09/15/2015		600	822
4.300% due 11/15/2016		1,600	2,203
4.750% due 06/04/2018		1,000	1,337
Autonomous Community of Madrid
4.200% due 09/24/2014		12,425	17,251
4.305% due 03/06/2014		10,450	14,333
Autonomous Community of Valencia
2.593% due 09/03/2017		400	486
3.250% due 07/06/2015		900	1,203
4.000% due 11/02/2016		200	265
4.375% due 07/16/2015		4,750	6,527
4.750% due 03/20/2014		2,400	3,273
Junta de Castilla y Leon
6.270% due 02/19/2018		3,800	5,678
6.505% due 03/01/2019		750	1,134

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Xunta de Galicia
5.763% due 04/03/2017	EUR	17,824	$25,899
6.131% due 04/03/2018		3,435	5,141

			94,715

Total Spain (Cost $155,196)			162,242

SUPRANATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%
European Investment Bank
4.600% due 01/30/2037	CAD	6,100	5,959
European Union
3.125% due 04/03/2014	EUR	90	124
International Bank for Reconstruction & Development
0.000% due 12/20/2015		5,000	3,432

Total Supranational (Cost $10,083)			9,515

SWEDEN 0.2%

CORPORATE BONDS & NOTES 0.2%
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,949
Stadshypotek AB
3.000% due 10/01/2014		2,900	4,029

Total Sweden (Cost $7,263)			6,978

SWITZERLAND 0.2%

CORPORATE BONDS & NOTES 0.2%
Credit Suisse AG
6.500% due 08/08/2023		$7,800	7,909

Total Switzerland (Cost $7,800)			7,909

UNITED ARAB EMIRATES 0.0%

CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$600	659
National Bank of Abu Dhabi PJSC
3.250% due 03/27/2017		700	727

Total United Arab Emirates (Cost $1,328)			1,386

UNITED KINGDOM 11.2%

BANK LOAN OBLIGATIONS 0.4%
Alliance Boots Holdings Ltd.
3.600% due 07/10/2017	EUR	9,300	12,568
3.600% due 07/10/2017	GBP	2,900	4,671

			17,239

CORPORATE BONDS & NOTES 5.5%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,400	1,933
Bank of Scotland PLC
3.875% due 01/15/2014		20,300	27,750
4.500% due 10/23/2013		2,600	3,526
Barclays Bank PLC
4.250% due 01/12/2022	GBP	4,700	8,305
5.015% due 11/12/2013		$250	251
7.625% due 11/21/2022		15,500	15,403
7.750% due 04/10/2023		200	206
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		250	328
Co-operative Group Holdings
6.875% due 07/08/2020	GBP	3,795	5,775

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	2,800	$4,816
FCE Bank PLC
5.125% due 11/16/2015		1,400	2,428
HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,533
HSBC Holdings PLC
7.625% due 05/17/2032		$700	854
LBG Capital PLC
3.325% due 03/12/2020	EUR	2,400	2,873
7.625% due 10/14/2020 (f)		4,301	6,255
7.867% due 12/17/2019	GBP	700	1,196
7.869% due 08/25/2020		1,803	3,100
8.875% due 02/07/2020	EUR	700	1,046
11.040% due 03/19/2020	GBP	1,700	3,205
15.000% due 12/21/2019 (f)	EUR	13,465	26,787
Lloyds TSB Bank PLC
4.875% due 03/30/2027	GBP	23,840	42,958
5.125% due 03/07/2025		2,000	3,721
12.000% due 12/16/2024 (d)		$2,300	3,088
Nationwide Building Society
3.875% due 12/05/2013	EUR	2,450	3,335
Northern Rock Asset Management PLC
5.625% due 06/22/2017		$870	994
Royal Bank of Scotland PLC
0.969% due 04/11/2016		7,800	7,430
1.048% due 10/14/2016		13,700	12,949
5.125% due 01/13/2024	GBP	13,100	24,271
6.934% due 04/09/2018	EUR	800	1,190
Standard Chartered PLC
3.850% due 04/27/2015		$1,000	1,039

			218,545

MORTGAGE-BACKED SECURITIES 1.5%
Aggregator of Loans Backed by Assets PLC
2.767% due 12/16/2042	GBP	1,839	3,032
Bluestone Securities PLC
0.445% due 06/09/2043	EUR	2,373	3,013
DECO Series
0.669% due 01/27/2020	GBP	1,583	2,448
Eurosail PLC
0.384% due 03/13/2045	EUR	1,217	1,537
0.677% due 12/10/2044	GBP	466	706
Granite Master Issuer PLC
0.307% due 12/20/2054	EUR	1,222	1,634
0.380% due 12/20/2054		$152	150
0.407% due 12/20/2054	EUR	1,888	2,525
Great Hall Mortgages PLC
0.353% due 06/18/2039		1,535	1,904
0.382% due 06/18/2039		$430	390
0.648% due 03/18/2039	GBP	2,190	3,261
0.658% due 06/18/2039		676	1,001
0.668% due 06/18/2038		873	1,299
Hercules Eclipse PLC
0.749% due 10/25/2018		7,836	11,779
Leek Finance Ltd.
0.510% due 09/21/2038		$18	18
0.530% due 12/21/2037		10,414	10,692
0.798% due 12/21/2037	GBP	2,176	3,602
Mall Funding PLC
1.190% due 04/22/2017		2,591	4,116
Mansard Mortgages PLC
1.167% due 12/15/2049		3,294	5,053
Opera Finance PLC
0.711% due 02/02/2017		1,040	1,661

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Mortgage Securities PLC
3.017% due 12/16/2050	GBP	1,306	$2,206

			62,027

SOVEREIGN ISSUES 3.8%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		78,334	131,532
1.875% due 11/22/2022 (c)		2,580	5,108
3.250% due 01/22/2044		10,800	16,584

			153,224

Total United Kingdom (Cost $454,052)			451,035

UNITED STATES 25.7%

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.566% due 10/27/2025		$603	607
Accredited Mortgage Loan Trust
0.309% due 02/25/2037		3,510	3,190
0.459% due 04/25/2036		700	478
Argent Securities Trust
0.329% due 06/25/2036		1,570	580
0.329% due 07/25/2036		941	368
0.419% due 07/25/2036		1,176	470
Asset-Backed Funding Certificates Trust
0.339% due 01/25/2037		924	515
0.399% due 01/25/2037		2,494	1,403
Asset-Backed Securities Corp. Home Equity Loan Trust
0.809% due 09/25/2034		872	778
Bear Stearns Asset-Backed Securities Trust
0.289% due 02/25/2037		2,050	1,827
0.419% due 06/25/2047		1,000	785
0.499% due 01/25/2047		700	601
0.589% due 12/25/2035		1,000	918
0.669% due 09/25/2035		1,000	686
0.849% due 06/25/2035		2,000	1,478
Countrywide Asset-Backed Certificates
0.299% due 06/25/2036		724	687
0.309% due 06/25/2037		283	283
0.309% due 11/25/2037		1,771	1,732
0.319% due 07/25/2037		1,600	1,114
0.329% due 05/25/2037		1,406	1,164
0.349% due 05/25/2037		1,469	1,156
0.359% due 07/25/2036		888	867
0.359% due 08/25/2036		286	278
0.529% due 04/25/2036		1,000	942
0.564% due 11/25/2035		665	614
0.819% due 10/25/2035		1,000	740
0.899% due 07/25/2034		600	535
4.805% due 04/25/2036		800	766
5.159% due 02/25/2036		1,000	839
5.348% due 07/25/2036		940	935
5.493% due 10/25/2046		2,543	2,290
5.526% due 07/25/2036		1,128	1,139
5.714% due 04/25/2047		2,000	1,456
Credit-Based Asset Servicing and Securitization LLC
4.427% due 03/25/2037 ^		1,491	787
Fieldstone Mortgage Investment Trust
0.339% due 11/25/2036		1,802	957
First Franklin Mortgage Loan Trust
0.319% due 09/25/2036		1,623	1,387
0.419% due 10/25/2036		2,000	1,230
0.669% due 09/25/2035		1,500	1,295
1.454% due 07/25/2034		700	571
First NLC Trust
0.884% due 12/25/2035		1,305	1,212

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fremont Home Loan Trust
0.349% due 02/25/2036		$1,967	$1,446
0.429% due 05/25/2036		1,988	971
0.509% due 01/25/2036		1,500	947
0.659% due 07/25/2035		762	763
GSAA Home Equity Trust
0.629% due 08/25/2037		655	541
GSAMP Trust
0.279% due 12/25/2046		1,852	953
0.299% due 12/25/2036		1,412	694
0.329% due 12/25/2046		926	479
0.449% due 04/25/2036		1,000	503
Home Equity Asset Trust
1.379% due 10/25/2033		915	848
Home Equity Mortgage Loan Asset-Backed Trust
0.419% due 04/25/2047		800	432
JPMorgan Mortgage Acquisition Trust
0.259% due 08/25/2036		7	2
0.329% due 07/25/2036		2,809	1,330
Massachusetts Educational Financing Authority
1.216% due 04/25/2038		184	184
MASTR Asset-Backed Securities Trust
0.419% due 03/25/2036		1,000	539
Merrill Lynch Mortgage Investors Trust
0.289% due 08/25/2037		969	510
0.439% due 04/25/2037		1,000	483
Mid-State Trust
8.330% due 04/01/2030		290	306
Morgan Stanley ABS Capital, Inc.
0.269% due 01/25/2037		924	495
0.319% due 10/25/2036		989	530
0.329% due 11/25/2036		2,068	1,132
0.409% due 10/25/2036		1,230	627
0.609% due 09/25/2035		500	416
Morgan Stanley Home Equity Loan Trust
0.649% due 08/25/2035		300	269
New Century Home Equity Loan Trust
0.459% due 10/25/2035		1,435	1,403
0.689% due 09/25/2035		1,000	840
People’s Choice Home Loan Securities Trust
1.529% due 01/25/2035		2,000	1,271
RAAC Series
0.659% due 03/25/2037		1,000	905
0.749% due 03/25/2037		1,412	1,109
Residential Asset Mortgage Products Trust
0.569% due 02/25/2036		1,000	892
0.799% due 05/25/2035		1,000	867
Residential Asset Securities Corp. Trust
0.329% due 07/25/2036		2,812	2,387
0.329% due 08/25/2036		1,241	1,162
0.359% due 04/25/2037		1,034	1,016
0.429% due 04/25/2037		2,000	1,691
0.519% due 11/25/2035		500	433
Securitized Asset-Backed Receivables LLC Trust
0.469% due 12/25/2035		1,679	1,373
1.154% due 03/25/2035		1,041	966
SLM Student Loan Trust
0.494% due 09/15/2021	EUR	439	593
1.766% due 04/25/2023		$410	422
3.432% due 05/16/2044		1,405	1,480
Soundview Home Loan Trust
0.419% due 07/25/2036		1,000	462
0.439% due 02/25/2037		1,890	827
Specialty Underwriting & Residential Finance Trust
0.479% due 12/25/2036		1,500	993
5.513% due 02/25/2037		806	449

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	141

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Investment Loan Trust
0.329% due 09/25/2036		$1,775	$1,221
0.869% due 06/25/2035		1,000	918
0.899% due 02/25/2035		1,000	829
1.154% due 10/25/2033		913	870
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.339% due 03/25/2036		746	708
0.519% due 02/25/2036		1,000	800
0.629% due 11/25/2035		1,000	829
Washington Mutual Asset-Backed Certificates Trust
0.419% due 05/25/2036		2,000	941
Wells Fargo Home Equity Asset-Backed Securities Trust
0.439% due 05/25/2036		2,000	1,700
0.769% due 11/25/2035		1,250	1,089

			86,506

BANK LOAN OBLIGATIONS 1.1%
Dell, Inc.
5.000% due 11/06/2013		28,000	27,979
H.J. Heinz Co.
3.500% due 06/05/2020		14,364	14,437
HCA, Inc.
2.679% due 05/02/2016		1,750	1,751
Springleaf Financial Funding Co.
4.750% due 09/30/2019		1,000	1,003
5.500% due 05/10/2017		367	368

			45,538

CORPORATE BONDS & NOTES 7.4%
ADT Corp.
3.500% due 07/15/2022		2,750	2,330
Agilent Technologies, Inc.
5.000% due 07/15/2020		1,800	1,942
Ally Financial, Inc.
7.500% due 09/15/2020		3,800	4,285
Aviation Capital Group Corp.
7.125% due 10/15/2020		10,200	11,142
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	155	232
Bank of America Corp.
7.375% due 05/15/2014		$200	208
Bear Stearns Cos. LLC
6.400% due 10/02/2017		6,400	7,474
7.250% due 02/01/2018		3,400	4,077
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,437
Citigroup, Inc.
1.700% due 07/25/2016		27,200	27,348
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,278
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,110
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,415	1,450
CVS Pass-Through Trust
7.507% due 01/10/2032		2,589	3,131
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,861
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	544
8.000% due 06/01/2014		6,300	6,591
8.125% due 01/15/2020		2,000	2,495
8.700% due 10/01/2014		5,200	5,596
Gerdau Holdings, Inc.
7.000% due 01/20/2020		9,500	10,165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Health Care Service Corp.
4.700% due 01/15/2021		$4,800	$5,102
JPMorgan Chase & Co.
4.250% due 10/15/2020		2,200	2,311
6.300% due 04/23/2019		1,800	2,112
JPMorgan Chase Bank N.A.
0.889% due 05/31/2017	EUR	10,500	14,006
4.375% due 11/30/2021		2,150	3,045
5.375% due 09/28/2016	GBP	11,700	20,776
Kinder Morgan Energy Partners LP
7.400% due 03/15/2031		$200	236
9.000% due 02/01/2019		300	384
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	364
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		9	10
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		4,250	4,892
6.875% due 11/15/2018		12,454	14,825
Metropolitan Life Global Funding
3.000% due 01/10/2023		1,500	1,417
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,046
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,178
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022		302	280
SLM Corp.
0.566% due 01/27/2014		896	892
8.000% due 03/25/2020		2,000	2,168
Southwestern Energy Co.
7.500% due 02/01/2018		600	714
Springleaf Finance Corp.
5.400% due 12/01/2015		2,000	2,080
Tagua Leasing LLC
1.581% due 11/16/2024		6,697	6,394
UAL Pass-Through Trust
10.400% due 05/01/2018		219	246
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,208
Verizon Communications, Inc.
3.650% due 09/14/2018		8,700	9,180
4.500% due 09/15/2020		3,300	3,515
5.150% due 09/15/2023		5,800	6,231
6.400% due 09/15/2033		1,500	1,670
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,000	3,303
WEA Finance LLC
5.750% due 09/02/2015		$500	544
WM Covered Bond Program
4.000% due 11/26/2016	EUR	19,600	28,894
4.375% due 09/16/2014		32,950	45,696

			295,415

MORTGAGE-BACKED SECURITIES 2.3%
Adjustable Rate Mortgage Trust
4.639% due 11/25/2037 ^		$685	442
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		951	789
Banc of America Funding Corp.
0.390% due 04/20/2047		387	287
2.666% due 05/25/2035		657	668
6.000% due 07/25/2037 ^		631	486
Banc of America Large Loan Trust
2.482% due 11/15/2015		4,859	4,869

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
2.753% due 09/25/2034	$918	$913
5.500% due 11/25/2035	1,000	988
6.000% due 10/25/2036 ^	447	396
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	3,100	3,387
BCAP LLC Trust
0.350% due 08/26/2046	1,000	814
0.389% due 05/25/2047	1,072	704
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036	233	181
2.763% due 12/25/2046 ^	2,100	1,656
2.868% due 04/25/2034	498	496
2.872% due 05/25/2047 ^	1,796	1,465
2.974% due 02/25/2034	50	49
Bear Stearns Alt-A Trust
2.449% due 03/25/2036	1,037	725
2.667% due 05/25/2035	409	379
2.735% due 09/25/2035	193	160
2.952% due 05/25/2036	981	555
5.204% due 09/25/2035	889	702
Chase Mortgage Finance Trust
4.409% due 03/25/2037	896	737
5.500% due 11/25/2035	1,411	1,410
Citigroup Mortgage Loan Trust, Inc.
2.663% due 05/25/2035	301	299
5.467% due 04/25/2037	811	713
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037	1,531	1,295
Countrywide Alternative Loan Trust
0.299% due 06/25/2036	5,995	4,222
0.459% due 02/25/2037	1,326	965
0.510% due 11/20/2035	145	108
0.559% due 08/25/2036	504	500
2.735% due 06/25/2037	1,024	832
5.500% due 10/25/2035	97	86
6.000% due 01/25/2037 ^	1,275	1,022
6.000% due 02/25/2037 ^	2,366	1,687
6.000% due 05/25/2037 ^	1,078	835
6.250% due 12/25/2036 ^	1,074	866
8.000% due 10/25/2036	84	73
Countrywide Home Loan Mortgage Pass-Through Trust
0.519% due 06/25/2035	663	578
0.929% due 03/25/2035	1,091	466
2.823% due 08/25/2034	31	27
5.500% due 10/25/2034	1,522	1,589
6.250% due 09/25/2036	1,085	947
Credit Suisse Commercial Mortgage Trust
5.953% due 09/15/2039	4,500	5,016
Credit Suisse Mortgage Capital Certificates
2.569% due 04/26/2038	1,600	1,555
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^	750	565
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036	845	704
Downey Savings & Loan Association Mortgage Loan Trust
2.641% due 07/19/2044	141	137
Greenpoint Mortgage Funding Trust
0.339% due 02/25/2037	160	117
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033	66	66
Harborview Mortgage Loan Trust
0.421% due 06/19/2035	1,610	1,317
2.784% due 07/19/2035	103	94
2.786% due 02/25/2036 ^	121	94
3.238% due 07/19/2035	714	706

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HomeBanc Mortgage Trust
0.509% due 10/25/2035	$1,777	$1,484
HSI Asset Securitization Corp. Trust
0.399% due 11/25/2035	1,298	795
Impac Secured Assets Trust
0.329% due 11/25/2036	2,034	1,270
0.349% due 01/25/2037	1,622	1,209
3.082% due 07/25/2035	275	221
IndyMac Mortgage Loan Trust
0.419% due 07/25/2035	25	21
2.412% due 11/25/2035	2,129	1,697
2.541% due 12/25/2034	19	17
2.946% due 06/25/2036	591	437
JPMorgan Alternative Loan Trust
3.287% due 05/25/2037 ^	966	701
5.600% due 12/25/2036	467	407
JPMorgan Mortgage Trust
2.663% due 10/25/2035	886	758
2.812% due 07/25/2035	427	431
2.907% due 07/25/2035	778	790
4.058% due 02/25/2035	35	35
Lavender Trust
6.250% due 10/26/2036	268	263
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	932	876
Lehman XS Trust
0.339% due 03/25/2047	1,192	797
Merrill Lynch Floating Trust
0.720% due 07/09/2021	1,612	1,609
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	109	100
0.429% due 11/25/2035	17	15
1.179% due 10/25/2035	18	18
3.019% due 03/25/2036 ^	227	160
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	1,300	1,469
Morgan Stanley Capital Trust
3.884% due 09/15/2047	4,500	4,755
5.692% due 04/15/2049	300	334
Morgan Stanley Mortgage Loan Trust
1.079% due 02/25/2036	182	151
2.530% due 11/25/2037	1,658	1,269
2.918% due 09/25/2035	555	452
5.062% due 05/25/2036	498	381
Morgan Stanley Re-REMIC Trust
5.993% due 08/15/2045	200	223
Prime Mortgage Trust
0.679% due 02/25/2035	901	827
6.000% due 06/25/2036	337	288
Residential Accredit Loans, Inc. Trust
0.279% due 05/25/2037	1,004	669
0.309% due 02/25/2037	1,256	1,021
0.319% due 01/25/2037	1,760	1,440
0.349% due 12/25/2036	665	484
0.359% due 06/25/2046	448	194
0.369% due 07/25/2036	935	683
0.579% due 11/25/2036 ^	744	450
5.000% due 09/25/2036 ^	205	157
6.000% due 07/25/2036 ^	1,444	1,121
6.500% due 07/25/2037	984	744
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	1,061	972
6.000% due 06/25/2037	117	105
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 06/25/2037	742	609
0.499% due 10/25/2035	309	262
5.050% due 04/25/2036 ^	609	489
5.061% due 05/25/2036	1,016	1,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.389% due 05/25/2046	$80	$59
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	726	758
WaMu Mortgage Pass-Through Certificates
0.459% due 11/25/2045	237	209
1.553% due 08/25/2042	21	19
4.448% due 12/25/2036 ^	950	812
6.086% due 10/25/2036 ^	1,758	1,463
Washington Mutual MSC Mortgage Pass-Through Certificates
0.339% due 02/25/2037	1,354	912
5.500% due 11/25/2035	364	309
6.500% due 08/25/2035 ^	276	228
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035	1,505	1,496
2.618% due 01/25/2035	102	102
2.642% due 03/25/2036	1,034	1,035

		92,814

MUNICIPAL BONDS & NOTES 1.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	5,600	6,354
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,104
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	4,956
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	3,035
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,153
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,131
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	600	660
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	7,116
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	6,936
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,479

		48,924

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust
8.125% due 02/15/2040	150,000	4,012

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
0.000% due 06/01/2017	$7,000	6,671
2.375% due 07/28/2015	100	104
2.440% due 08/01/2022	491	470

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/01/2027 - 12/01/2027	$109,444	$110,416
2.850% due 06/01/2022	600	604
2.920% due 06/01/2022	1,700	1,663
3.000% due 12/01/2021 - 06/01/2043	39,489	38,853
3.500% due 01/01/2026 - 10/01/2040	49	51
4.000% due 07/01/2029 - 05/01/2042	14,028	14,772
4.500% due 05/01/2023 - 08/01/2041	7,301	7,807
5.000% due 02/01/2027 - 10/01/2041	7,322	7,977
5.500% due 01/01/2029 - 02/01/2041	2,614	2,850
6.000% due 02/01/2014 - 06/01/2040	3,044	3,330
Freddie Mac
4.000% due 06/15/2042	500	529
4.500% due 05/01/2041	496	529
Tennessee Valley Authority
5.250% due 09/15/2039	1,450	1,586
7.125% due 05/01/2030	10,000	13,515

		211,727

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)(j)	108,471	107,221
0.125% due 07/15/2022	4,368	4,307
0.625% due 07/15/2021 (j)	8,913	9,287
2.375% due 01/15/2025	11,897	14,217
2.375% due 01/15/2027	2,085	2,512
2.500% due 01/15/2029 (h)(j)	48,438	59,626
3.875% due 04/15/2029	9,378	13,467
U.S. Treasury Notes
1.375% due 07/31/2018	10,300	10,321
2.500% due 08/15/2023	22,400	22,185

		243,143

Total United States (Cost $1,017,948)		1,028,079

VIRGIN ISLANDS (BRITISH) 0.4%

CORPORATE BONDS & NOTES 0.4%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$3,600	2,915
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,600	1,784
Rosneft Finance S.A.
6.625% due 03/20/2017	1,400	1,543
7.250% due 02/02/2020	700	794
7.500% due 07/18/2016	4,050	4,541
7.875% due 03/13/2018	3,800	4,398

Total Virgin Islands (British) (Cost $16,286)		15,975

SHORT-TERM INSTRUMENTS 3.0%

CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 01/24/2014	$4,000	3,985
Itau Unibanco Holding S.A.
0.000% due 11/01/2013	7,000	6,991

		10,976

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	143

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 2.2%
Santander S.A.
3.100% due 10/01/2013	$70,800	$70,800
Standard Chartered Bank
0.950% due 10/01/2013	15,500	15,500

		86,300

REPURCHASE AGREEMENTS (e) 0.2%
		8,092

U.S. TREASURY BILLS 0.3%
0.035% due 10/10/2013 - 05/29/2014 (b)(h)(j)	12,468	12,467

Total Short-Term Instruments (Cost $117,834)		117,835

Total Investments in Securities (Cost $3,809,724)		3,810,952

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.2%

SHORT-TERM INSTRUMENTS 7.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short-Term Floating NAV Portfolio	28,817,869	$288,380

Total Short-Term Instruments (Cost $288,378)		288,380

Total Investments in Affiliates (Cost $288,378)		288,380

Total Investments 102.2% (Cost $4,098,102)		$4,099,332

Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(7,244))		(7,550)

Other Assets and Liabilities, net (2.0%)		(79,129)

Net Assets 100.0%		$4,012,653

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$3,700	U.S. Treasury Notes 0.250% due 09/30/2015	$(3,776)	$3,700	$3,700
SSB	0.000%	09/30/2013	10/01/2013	4,392	Fannie Mae 2.200% due 10/17/2022	(4,483)	4,392	4,392

Total Repurchase Agreements						$(8,259)	$8,092	$8,092

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BRC	(0.450%)	09/19/2013	09/18/2015	EUR	(2,963)	$(4,008)
CFR	(1.550%)	09/24/2013	09/23/2015		(5,010)	(6,776)
MYI	(2.000%)	09/20/2013	09/18/2015	$	(991)	(990)
	(0.750%)	07/19/2013	07/16/2015	EUR	(5,870)	(7,888)
	(0.750%)	08/20/2013	08/16/2015		(3,501)	(4,714)
	(0.650%)	09/24/2013	09/20/2015		(1,868)	(2,526)

Total Reverse Repurchase Agreements						$(26,902)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $65,409 at a weighted average interest rate of (0.281%).

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	10/01/2028	$2,000	$(2,081)	$(2,111)
Fannie Mae	4.000%	10/01/2043	11,000	(11,144)	(11,538)

				$(13,225)	$(13,649)

Total Short Sales				$(13,225)	$(13,649)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $26,517 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$3,700	$0	$0	$0	$3,700	$(3,776)	$(76)
BRC	0	(4,008)	0	0	(4,008)	3,979	(29)
CFR	0	(6,776)	0	0	(6,776)	6,709	(67)
MYI	0	(16,118)	0	0	(16,118)	15,828	(290)
SSB	4,392	0	0	0	4,392	(4,483)	(91)

Master Securities Forward Transactions Agreement
GSC	0	0	0	(2,111)	(2,111)	0	(2,111)
JPS	0	0	0	(11,538)	(11,538)	0	(11,538)

Total Borrowings and Other Financing Transactions	$8,092	$(26,902)	$0	$(13,649)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
2-Year Mid-Curve Put Options @ EUR 99.125 on 3-Month Euribor October Futures	Short	11/2013	3,553	$91	$284	$(122)
3-Month Euribor December Futures	Short	12/2013	679	(115)	0	0
3-Month Euribor December Futures	Long	12/2015	5,270	(994)	844	(178)
3-Month Euribor June Futures	Short	06/2014	678	(15)	0	(34)
3-Month Euribor March Futures	Short	03/2014	673	(37)	0	(11)
3-Month Euribor September Futures	Long	09/2015	2,995	1,300	405	(101)
3-Month Euribor September Futures	Long	09/2016	1,192	(1,325)	222	(20)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	12	(38)	0	0
90-Day Eurodollar December Futures	Short	12/2015	43	18	0	(2)
90-Day Eurodollar June Futures	Long	06/2015	5,944	3,617	372	0
90-Day Eurodollar September Futures	Long	09/2015	5,097	928	252	(4)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	114	2	0	(7)
Canada Government 10-Year Bond December Futures	Long	12/2013	62	146	30	0
Euro-Bund 10-Year Bond December Futures	Long	12/2013	85	60	60	(99)
Euro-Buxl 30-Year Bond December Futures	Short	12/2013	32	(92)	0	(39)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	114	38	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	1,815	352	110	(37)
United Kingdom Government 10-Year Gilt December Futures	Short	12/2013	2	(3)	0	(1)

Total Futures Contracts				$3,933	$2,584	$(655)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	679,900	$(188)	$(101)	$0	$(79)
Pay	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	4,500	(251)	(195)	20	0
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023		3,900	281	281	11	0
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025		2,900	198	(45)	8	0
Receive	3-Month USD-LIBOR	0.800%	07/15/2014	$	52,200	(264)	(80)	1	0
Receive	3-Month USD-LIBOR	1.200%	07/15/2015		17,000	(272)	(150)	0	(2)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		37,400	351	82	0	(16)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		19,600	747	(130)	2	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	27,400	314	296	43	0
Pay	6-Month EUR-EURIBOR	1.500%	03/19/2019	EUR	96,700	472	(14)	0	(13)
Receive	6-Month EUR-EURIBOR	2.750%	03/19/2044		75,300	(1,524)	(1,910)	0	(754)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	145

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month GBP-LIBOR	3.000%	03/19/2024	GBP	75,900	$(1,580)	$(1,846)	$0	$(169)
Pay	6-Month GBP-LIBOR	3.500%	03/19/2044		2,900	111	90	29	0
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	5,640,000	272	(950)	0	(49)

Total Swap Agreements						$(1,333)	$(4,672)	$114	$(1,082)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $13,408 and cash of $14,818 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,584	$339	$2,923	$0	$(655)	$(1,082)	$(1,737)

(1)	Unsettled variation margin asset of $225 and liability of $(0) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2013	AUD	237	$		216	$0	$(5)
	10/2013	PEN	7,853			2,839	20	0
	11/2013	CAD	5,538			5,252	0	(118)
	11/2013	EUR	51,518			68,655	0	(1,050)
	11/2013	GBP	780			1,212	0	(50)
	11/2013	JPY	1,201,056			12,208	12	(26)
	11/2013	PLN	11,877			3,739	0	(55)
	11/2013	$	26,160		CAD	26,926	0	(53)
	11/2013		24,423		EUR	18,277	306	0
	11/2013		8,742		GBP	5,550	240	0
	11/2013		2,395		NZD	3,067	144	0
	12/2013	ILS	6,463	$		1,812	0	(20)
	12/2013	MXN	122,603			9,286	0	(23)
	01/2014	ZAR	24,352			2,399	12	0
	04/2014	$	2,784		PEN	7,853	0	(25)

BPS	10/2013	COP	3,863,582	$		2,026	3	0
	10/2013	$	11,613		AUD	12,958	476	0
	11/2013	CHF	1,245	$		1,357	0	(20)
	11/2013	DKK	14,280			2,533	0	(58)
	11/2013	EUR	3,732			4,917	0	(132)
	11/2013	GBP	1,009			1,586	0	(47)
	11/2013	JPY	1,741,340			17,566	0	(154)
	11/2013	$	4,137		EUR	3,088	41	0
	11/2013		7,802		GBP	4,913	148	0
	12/2013	CLP	929,611	$		1,835	10	0

BRC	10/2013	ILS	16,119			4,571	0	(3)
	10/2013	INR	2,285,214			36,235	12	(97)
	10/2013	KRW	255,464			220	0	(17)
	10/2013	MYR	104,122			31,258	0	(659)
	10/2013	RUB	133,390			4,000	0	(113)
	10/2013	TWD	1,655,323			55,650	0	(358)
	10/2013	$	53,972		IDR	573,723,980	0	(4,593)
	10/2013		19,546		KRW	22,838,499	1,676	0
	11/2013	CHF	2,113	$		2,320	0	(17)
	11/2013	GBP	5,114			8,196	0	(79)
	11/2013	NOK	9,864			1,687	50	0
	11/2013	SEK	13,298			1,985	0	(82)
	11/2013	$	36,976		EUR	27,598	374	(9)
	11/2013		49,244		GBP	31,178	1,211	0

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	11/2013	$	1,803		JPY	179,145	$20	$0
	11/2013		8,742		PLN	28,065	223	0
	11/2013		43,993		SEK	288,700	876	0
	12/2013		4,565		ILS	16,119	3	0
	12/2013		5,235		MXN	68,642	11	(35)
	01/2014	THB	64,737	$		2,030	0	(27)
	01/2014	$	32,900		INR	2,130,905	73	0
	01/2014		31,089		MYR	104,122	664	0
	01/2014		55,885		TWD	1,655,323	349	0

CBK	10/2013	AUD	6,853	$		6,349	35	(79)
	10/2013	HKD	260,386			33,575	2	0
	10/2013	INR	14,856			235	0	(1)
	10/2013	RUB	24,488			728	0	(27)
	10/2013	$	2,368		INR	162,042	207	0
	11/2013	AUD	576	$		518	0	(18)
	11/2013	CAD	10,694			10,397	36	(8)
	11/2013	EUR	42,023			55,990	0	(869)
	11/2013	GBP	16,738			26,290	0	(797)
	11/2013	JPY	1,431,701			14,606	82	(46)
	11/2013	$	53,057		CHF	48,998	1,146	0
	11/2013		7,758		EUR	5,729	0	(7)
	11/2013		5,591		GBP	3,562	173	0
	12/2013	MXN	18,372	$		1,396	1	0
	01/2014	$	31,687		HKD	245,689	0	(3)
	01/2014		229		INR	14,856	1	0
	09/2015		16,337		CNY	100,000	0	(379)

DUB	10/2013	BRL	11,416	$		5,119	0	(32)
	10/2013	CAD	2,142			2,084	4	0
	10/2013	IDR	154,552,973			13,641	339	0
	10/2013	INR	9,430			156	6	0
	10/2013	RUB	3,385,567			105,273	872	0
	10/2013	$	5,143		BRL	11,416	7	0
	10/2013		10,625		DKK	58,805	42	0
	10/2013		55,733		KRW	64,876,263	4,552	0
	10/2013		5,210		ZAR	52,104	0	(26)
	10/2013	ZAR	27,110	$		2,760	63	0
	11/2013	CZK	102,223			5,269	0	(116)
	11/2013	EUR	2,274			3,000	0	(77)
	11/2013	$	35,006		EUR	26,242	501	0
	11/2013		1,419		GBP	906	47	0
	11/2013		13,557		IDR	154,552,973	0	(324)
	12/2013	MXN	432,527		$	32,715	0	(126)
	12/2013	$	3,059		CLP	1,582,848	48	0
	12/2013		2,736		ZAR	27,110	0	(63)
	01/2014	BRL	11,416		$	5,042	0	(3)
	01/2014	HKD	28,962			3,736	1	0
	01/2014	$	103,553		RUB	3,385,567	0	(1,011)
	04/2014	DKK	600,700		$	108,133	0	(1,016)
	09/2015	$	19,105		CNY	117,180	0	(405)

FBF	10/2013	COP	8,040,938		$	4,134	0	(76)
	10/2013	IDR	78,973,300			6,767	26	(56)
	10/2013	INR	968,493			15,085	0	(307)
	10/2013	KRW	13,880,093			12,506	0	(392)
	10/2013	PEN	19,154			7,414	542	0
	10/2013	$	39,670		COP	74,182,335	0	(826)
	10/2013		14,793		PEN	38,307	0	(1,046)
	11/2013	CHF	2,762		$	2,926	0	(130)
	11/2013	EUR	37,996			49,861	0	(1,548)
	11/2013	JPY	3,549,031			35,594	0	(522)
	11/2013	SEK	13,573			2,109	0	0
	11/2013	$	5,022		BRL	11,661	198	0
	11/2013		11,377		GBP	7,098	110	0
	12/2013	MXN	324,076		$	24,554	6	(59)
	01/2014	MYR	11,425			3,478	0	(6)
	01/2014	TWD	73,535			2,508	10	0
	01/2014	$	11,078		INR	717,718	28	0
	01/2014		982		KRW	1,071,185	7	0

GLM	10/2013	IDR	108,454,862		$	9,585	250	0
	11/2013	BRL	5,675			2,516	0	(24)
	11/2013	CAD	8,265			7,851	0	(162)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	147

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2013		EUR	5,467		$	7,316	$0	$(81)
	11/2013		GBP	5,312			8,275	0	(321)
	11/2013		PLN	13,720			4,288	0	(94)
	11/2013		SGD	1,613			1,272	0	(14)
	11/2013		$	151,102		EUR	111,967	437	(44)
	12/2013		MXN	407,235		$	30,917	0	(4)
	12/2013		$	9,414		IDR	108,454,862	0	(231)

HUS	10/2013		CNY	20,730		$	3,366	0	(16)
	10/2013		ILS	75,329			21,202	0	(174)
	10/2013		RUB	43,167			1,290	0	(41)
	10/2013		$	42,820		THB	1,327,067	0	(433)
	10/2013			3,469		ZAR	34,814	0	(5)
	11/2013		CAD	7,387		$	7,148	0	(15)
	11/2013		CHF	3,137			3,379	0	(91)
	11/2013		SEK	15,858			2,427	0	(38)
	11/2013		SGD	2,090			1,666	0	0
	12/2013		$	21,173		ILS	75,329	176	0
	01/2014		CNY	16,502		$	2,681	1	0

JPM	10/2013		BRL	16,217			6,918	0	(399)
	10/2013		CNY	46,932			7,603	0	(54)
	10/2013		IDR	31,091,760			2,786	110	0
	10/2013		ILS	21,590			5,988	0	(138)
	10/2013		INR	338,950			5,334	36	(89)
	10/2013		KRW	17,355,863			15,717	0	(410)
	10/2013		RUB	442,637			13,332	0	(318)
	10/2013		THB	128,544			4,024	7	(89)
	10/2013		TRY	6,832			3,362	0	(15)
	10/2013		TWD	209,337			7,018	0	(65)
	10/2013		$	7,272		BRL	16,217	45	0
	10/2013			33,582		HKD	260,386	0	(9)
	10/2013			31,105		ILS	113,038	971	0
	10/2013			32,244		MYR	104,122	0	(326)
	10/2013			126,626		RUB	4,029,249	17	(2,394)
	10/2013			37,360		TRY	68,253	0	(3,620)
	10/2013		ZAR	59,807		$	5,946	0	(5)
	11/2013		EUR	36,232			48,997	0	(26)
	11/2013		$	31,213		CZK	602,483	524	0
	11/2013			7,346		EUR	5,440	15	0
	11/2013			59,027		PLN	189,986	1,659	0
	12/2013		MXN	291,899		$	22,017	0	(147)
	01/2014		KRW	12,881,125			11,845	0	(53)
	01/2014		MYR	6,006			1,857	26	0
	01/2014		RUB	168,720			5,230	120	0
	01/2014		THB	61,038			1,947	7	0
	01/2014		TWD	104,047			3,527	0	(8)
	01/2014		$	2,541		INR	164,149	0	(1)
	01/2014			12,444		KRW	13,634,065	150	0
	09/2015			4,709		CNY	28,920	0	(94)

MSC	10/2013		BRL	30,159		$	13,404	0	(204)
	10/2013		PEN	11,301			4,087	30	0
	10/2013		$	12,761		BRL	30,159	847	0
	11/2013		BRL	10,088		$	4,418	0	(99)
	11/2013		CZK	30,332			1,595	0	(3)
	11/2013		PLN	21,705			6,739	10	(204)
	12/2013		MXN	116,896			9,108	232	0
	12/2013		TRY	4,342			2,121	0	(2)
	12/2013	$		6,841		CLP	3,543,398	115	0
	01/2014		HKD	9,589	$		1,237	0	0
	04/2014	$		4,006		PEN	11,301	0	(36)

RBC	10/2013		AUD	4,361	$		4,039	0	(29)

RYL	10/2013		DKK	435,805			77,205	0	(1,844)
	11/2013		EUR	2,085			2,822	1	0
	11/2013		JPY	784,400			7,895	0	(88)
	11/2013		SEK	27,529			4,158	0	(120)
	11/2013	$		1,646		CAD	1,733	34	0
	11/2013			4,472		EUR	3,408	139	0
	11/2013			7,613		NOK	46,470	100	0
	01/2014		DKK	58,505	$		10,597	0	(24)
	04/2014			275,030			49,131	0	(842)

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2014	$		4,076		CNY	25,000	$0	$(25)

SCX	10/2013		CNY	71,565	$		11,618	0	(59)
	10/2013		KRW	3,052,187			2,786	0	(50)
	10/2013	$		19,082		CNY	118,497	252	0
	10/2013			56,656		INR	3,454,900	0	(1,746)
	11/2013			29,929		SGD	38,182	508	0
	01/2014			11,597		CNY	71,565	26	0
	01/2014			2,773		KRW	3,052,187	47	0

SOG	11/2013		EUR	3,242	$		4,309	0	(77)
	11/2013		GBP	182,648			286,079	0	(9,496)

UAG	10/2013		COP	5,055,680			2,590	0	(57)
	10/2013		IDR	200,651,085			17,679	409	0
	10/2013		KRW	97,440,578			89,662	0	(882)
	10/2013		THB	1,198,522			36,861	0	(1,421)
	10/2013	$		3,366		CNY	20,730	16	0
	10/2013			37,896		KRW	44,269,423	3,241	0
	10/2013			62,263		TWD	1,864,660	828	0
	11/2013		DKK	20,897	$		3,749	0	(43)
	11/2013		EUR	13,532			18,096	0	(213)
	11/2013		GBP	2,453			3,902	0	(68)
	11/2013		SGD	3,350			2,634	0	(37)
	11/2013	$		77,899		CAD	81,854	1,465	0
	11/2013			48,998		EUR	36,457	329	0
	11/2013			358,325		JPY	35,080,049	0	(1,338)
	12/2013			3,983		IDR	46,098,111	0	(79)
	01/2014		CNY	20,730	$		3,361	0	(6)
	01/2014	$		13,181		IDR	154,552,974	0	(240)
	01/2014			89,195		KRW	97,440,578	812	0
	01/2014			36,501		THB	1,198,522	1,582	0

Total Forward Foreign Currency Contracts								$31,620	$(47,706)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	8,620,000	$1,903	$1,903
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	45,200	2,278	1,639

								$4,181	$3,542

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	115.000	05/21/2014	$	130,770	$1,822	$265

Total Purchased Options							$6,003	$3,807

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	63,500	$(126)	$(72)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		63,500	(126)	(75)

BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		198,500	(398)	(225)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		198,500	(398)	(235)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		7,400	(7)	(2)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		7,400	(14)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	3,650	(20)	(27)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	1,000	(7)	0

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		115,200	(229)	(130)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		87,700	(174)	(104)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013		27,100	(25)	(7)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		27,100	(46)	(4)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	149

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$	189,800	$(2,278)	$(540)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	20,450	(124)	(153)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/19/2013		18,000	(141)	(57)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	8,620,000	(674)	(674)

GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/19/2013	GBP	44,900	(353)	(142)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	38,100	(75)	(43)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		38,100	(75)	(45)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	343,500	(1,645)	(164)

RYL	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	53,700	(52)	(15)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		53,700	(87)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$	45,800	(304)	(214)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		45,800	(499)	(216)

UAG	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	19,500	(38)	(22)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		19,500	(38)	(23)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	62,300	(349)	(30)

								$(8,302)	$(3,228)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(13)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(14)

						$(179)	$(27)

Total Written Options						$(8,481)	$(3,255)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP		Notional Amount in JPY		Premiums
Balance at 03/31/2013	64	$560,200	EUR 1,179,750	GBP	213,900	JPY	0	$(9,084)
Sales	142	690,250	414,700		87,000		8,620,000	(6,502)
Closing Buys	(32)	(276,250)	(107,650)		(213,900)		0	3,170
Expirations	(71)	(135,100)	(287,400)		0		0	2,122
Exercised	(103)	(129,800)	(179,900)		0		0	1,813

Balance at 09/30/2013	0	$709,300	EUR 1,019,500	GBP	87,000	JPY	8,620,000	$(8,481)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Royal Bank of Scotland Group PLC	(5.000%	)	06/20/2016	1.828%	$900	$(60)	$(18)	$0	$(78)

BPS	Macy’s Retail Holdings, Inc.	(5.000%	)	09/20/2014	0.124%	350	(36)	19	0	(17)

BRC	Marsh & McLennan Cos., Inc.	(0.760%	)	09/20/2015	0.189%	50	0	(1)	0	(1)

CBK	Black & Decker Corp.	(2.200%	)	06/20/2014	0.024%	50	0	(1)	0	(1)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.779%	250	23	(25)	0	(2)

DUB	Royal Bank of Scotland Group PLC	(5.000%	)	12/20/2016	1.969%	2,300	(223)	1	0	(222)

FBF	Royal Bank of Scotland Group PLC	(5.000%	)	12/20/2016	1.969%	11,400	(1,103)	4	0	(1,099)

GST	Royal Bank of Scotland Group PLC	(5.000%	)	06/20/2016	1.828%	1,800	(121)	(34)	0	(155)
	Valero Energy Corp.	(2.700%	)	03/20/2019	1.465%	50	0	(3)	0	(3)

JPM	Safeway, Inc.	(1.000%	)	03/20/2018	1.866%	3,200	319	(201)	118	0
	Springleaf Finance Corp.	(5.000%	)	12/20/2015	1.908%	2,000	(108)	(29)	0	(137)

							$(1,309)	$(288)	$118	$(1,715)

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2014	0.672%	$ 800	$1	$1	$2	$0
	Brazil Government International Bond	1.000%	06/20/2021	2.038%	2,600	(108)	(74)	0	(182)
	Export-Import Bank of China	1.000%	09/20/2016	0.559%	650	(18)	27	9	0

BPS	Mexico Government International Bond	1.000%	09/20/2017	0.972%	4,200	(43)	48	5	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.326%	EUR 2,400	(24)	18	0	(6)

BRC	Banque Centrale de Tunisie S.A.	1.000%	03/20/2016	3.301%	$ 14,600	(568)	(223)	0	(791)
	Brazil Government International Bond	3.810%	02/20/2014	0.531%	40	0	1	1	0
	Rabobank Group	1.000%	09/20/2018	0.936%	EUR 1,100	5	0	5	0
	Russia Government International Bond	1.000%	09/20/2015	1.013%	$ 3,400	(124)	124	0	0

CBK	China Government International Bond	1.000%	12/20/2016	0.486%	12,650	(379)	591	212	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%	1,000	(1)	20	19	0
	Mexico Government International Bond	1.000%	12/20/2014	0.492%	60	(2)	2	0	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	850	(9)	16	7	0
	Mexico Government International Bond	1.000%	06/20/2021	1.522%	50	(2)	0	0	(2)
	Teck Resources Ltd.	1.000%	03/20/2016	0.673%	3,400	(10)	38	28	0

DUB	Brazil Government International Bond	1.000%	03/20/2021	2.019%	10,000	(446)	(223)	0	(669)
	Brazil Government International Bond	1.000%	09/20/2021	2.056%	1,200	(50)	(38)	0	(88)
	China Government International Bond	1.000%	12/20/2016	0.486%	800	(40)	54	14	0
	China Government International Bond	1.000%	09/20/2017	0.634%	3,150	(23)	69	46	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%	1,200	(47)	60	13	0
	Mexico Government International Bond	1.000%	06/20/2021	1.522%	10,000	(388)	29	0	(359)
	Mexico Government International Bond	1.000%	09/20/2021	1.539%	20,000	(753)	(8)	0	(761)
	Republic of Korea	1.000%	09/20/2015	0.272%	300	(2)	6	4	0

FBF	China Government International Bond	1.000%	03/20/2015	0.226%	7,000	76	6	82	0
	China Government International Bond	1.000%	12/20/2016	0.486%	4,800	(235)	315	80	0
	Export-Import Bank of China	1.000%	12/20/2016	0.595%	1,800	(175)	198	23	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	600	0	11	11	0

GST	Brazil Government International Bond	1.000%	09/20/2014	0.672%	700	1	2	3	0

HUS	Mexico Government International Bond	1.000%	12/20/2015	0.644%	13,450	0	110	110	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	3,000	(3)	55	52	0
	Qatar Government International Bond	1.000%	06/20/2016	0.353%	500	(4)	13	9	0
	Russia Government International Bond	1.000%	03/20/2018	1.584%	5,000	(108)	(16)	0	(124)

JPM	China Government International Bond	1.000%	12/20/2016	0.486%	11,400	(553)	744	191	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%	500	0	10	10	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%	5,000	(53)	91	38	0
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	900	(1)	17	16	0

MYC	China Government International Bond	1.000%	12/20/2016	0.486%	13,800	(481)	713	232	0
	Emirate of Abu Dhabi Government International Bond	1.000%	12/20/2014	0.129%	2,000	(35)	57	22	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%	3,800	(10)	82	72	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.286%	1,000	(8)	27	19	0
	Export-Import Bank of China	1.000%	09/20/2016	0.559%	650	(18)	26	8	0
	Mexico Government International Bond	1.000%	06/20/2021	1.522%	3,750	(139)	4	0	(135)
	Qatar Government International Bond	1.000%	03/20/2016	0.317%	1,000	(2)	19	17	0
	Qatar Government International Bond	1.000%	06/20/2016	0.353%	500	(4)	13	9	0
	Texas State General Obligation Bonds, Series 2003	0.950%	03/20/2021	0.507%	7,200	0	221	221	0

RYL	China Government International Bond	1.000%	12/20/2016	0.486%	1,400	(65)	89	24	0

UAG	China Government International Bond	1.000%	12/20/2016	0.486%	800	(37)	51	14	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.246%	500	0	10	10	0

						$(4,885)	$3,406	$1,638	$(3,117)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	151

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

		Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
Counterparty	Index/Tranches						Asset	Liability
BRC	CDX.EM-15 5-Year Index	5.000%	06/20/2016	$4,500	$608	$(370)	$238	$0
CBK	CDX.EM-14 5-Year Index	5.000%	12/20/2015	4,350	546	(362)	184	0
UAG	CDX.EM-14 5-Year Index	5.000%	12/20/2015	2,000	265	(181)	84	0

					$ 1,419	$(913)	$506	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
										Asset	Liability
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.238% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR less 0.238% based on the notional amount of currency delivered	03/18/2016	EUR	405,509	$	538,516	$(831)	$10,600	$9,769	$0

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	40,000	$90	$(146)	$0	$(56)

DUB	Pay	1-Year BRL-CDI	10.910%	01/02/2017		50,000	130	(200)	0	(70)

FBF	Pay	1-Year BRL-CDI	10.910%	01/02/2017		150,000	337	(546)	0	(209)

GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017		50,000	123	(192)	0	(69)

	Pay	3-Month EUR-EURIBOR	0.000%	09/17/2015	EUR	275,600	160	(157)	3	0

							$840	$(1,241)	$3	$(404)

Total Swap Agreements							$(4,766)	$11,564	$12,034	$(5,236)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $23,789 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (7)
BOA	$734	$0	$11	$745	$(1,425)	$(147)	$(260)	$(1,832)	$(1,087)	$1,187	$100
BPS	678	0	5	683	(411)	0	(23)	(434)	249	(360)	(111)

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (7)
BRC	$5,542	$265	$244	$6,051	$(6,089)	$(490)	$(848)	$(7,427)	$(1,376)	$0	$(1,376)
CBK	1,683	0	450	2,133	(2,234)	(13)	(5)	(2,252)	(119)	0	(119)
DUB	6,482	3,542	9,846	19,870	(3,199)	(1,683)	(2,169)	(7,051)	12,819	(2,000)	10,819
FBF	927	0	196	1,123	(4,968)	0	(1,308)	(6,276)	(5,153)	4,296	(857)
GLM	687	0	3	690	(975)	(142)	(69)	(1,186)	(496)	391	(105)
GST	0	0	3	3	0	0	(158)	(158)	(155)	0	(155)
HUS	177	0	171	348	(813)	0	(124)	(937)	(589)	386	(203)
JPM	3,687	0	373	4,060	(8,260)	(252)	(137)	(8,649)	(4,589)	4,908	319
MSC	1,234	0	0	1,234	(548)	0	0	(548)	686	(905)	(219)
MYC	0	0	600	600	0	0	(135)	(135)	465	(655)	(190)
RBC	0	0	0	0	(29)	0	0	(29)	(29)	0	(29)
RYL	274	0	24	298	(2,943)	(453)	0	(3,396)	(3,098)	3,229	131
SCX	833	0	0	833	(1,855)	0	0	(1,855)	(1,022)	1,055	33
SOG	0	0	0	0	(9,573)	0	0	(9,573)	(9,573)	8,337	(1,236)
UAG	8,682	0	108	8,790	(4,384)	(75)	0	(4,459)	4,331	(4,390)	(59)

Total Over the Counter	$31,620	$3,807	$12,034	$47,461	$(47,706)	$(3,255)	$(5,236)	$(56,197)

(7)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,584	$2,584
Swap Agreements	0	0	0	0	339	339

	$0	$0	$0	$0	$2,923	$2,923

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,620	$0	$31,620
Purchased Options	0	0	0	265	3,542	3,807
Swap Agreements	0	12,031	0	0	3	12,034

	$0	$12,031	$0	$31,885	$3,545	$47,461

	$0	$12,031	$0	$31,885	$6,468	$50,384

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$655	$655
Swap Agreements	0	0	0	0	1,082	1,082

	$0	$0	$0	$0	$1,737	$1,737

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47,706	$0	$47,706
Written Options	0	0	0	0	3,255	3,255
Swap Agreements	0	4,832	0	0	404	5,236

	$0	$4,832	$0	$47,706	$3,659	$56,197

	$0	$4,832	$0	$47,706	$5,396	$57,934

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	153

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$34	$34
Futures	0	0	0	0	(4,588)	(4,588)
Swap Agreements	0	750	0	0	(7,061)	(6,311)

	$0	$750	$0	$0	$(11,615)	$(10,865)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(41,858)	$0	$(41,858)
Purchased Options	0	0	0	(391)	0	(391)
Written Options	0	0	0	1,436	3,821	5,257
Swap Agreements	0	1,674	0	14,605	3,002	19,281

	$0	$1,674	$0	$(26,208)	$6,823	$(17,711)

	$0	$2,424	$0	$(26,208)	$(4,792)	$(28,576)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(10)	$(10)
Futures	0	0	0	0	(3,891)	(3,891)
Swap Agreements	0	(11)	0	0	41	30

	$0	$(11)	$0	$0	$(3,860)	$(3,871)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(718)	$0	$(718)
Purchased Options	0	0	0	(1,152)	747	(405)
Written Options	0	0	0	5	(358)	(353)
Swap Agreements	0	(2,332)	0	10,848	(6,270)	2,246

	$0	$(2,332)	$0	$8,983	$(5,881)	$770

	$0	$(2,343)	$0	$8,983	$(9,741)	$(3,101)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$58,255	$0	$58,255
Bahrain
Sovereign Issues	0	4,015	0	4,015
Bermuda
Corporate Bonds & Notes	0	6,020	0	6,020
Brazil
Corporate Bonds & Notes	0	25,256	3,026	28,282
Sovereign Issues	0	102,590	0	102,590
Canada
Bank Loan Obligations	0	1,951	0	1,951
Corporate Bonds & Notes	0	21,538	0	21,538
Sovereign Issues	0	65,094	0	65,094
Cayman Islands
Asset-Backed Securities	0	3,790	0	3,790
Corporate Bonds & Notes	0	33,908	0	33,908
Chile
Corporate Bonds & Notes	0	5,831	0	5,831
Denmark
Corporate Bonds & Notes	0	293,950	0	293,950
France
Corporate Bonds & Notes	0	92,440	0	92,440
Sovereign Issues	0	5,156	0	5,156
Germany
Corporate Bonds & Notes	0	101,450	0	101,450
Sovereign Issues	0	132,168	0	132,168
India
Corporate Bonds & Notes	0	10,754	0	10,754
Indonesia
Corporate Bonds & Notes	0	3,985	0	3,985

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Ireland
Asset-Backed Securities	$0	$14,511	$0	$14,511
Corporate Bonds & Notes	0	129,063	0	129,063
Mortgage-Backed Securities	0	16,136	0	16,136
Italy
Corporate Bonds & Notes	0	36,392	0	36,392
Japan
Corporate Bonds & Notes	0	12,158	0	12,158
Sovereign Issues	0	55,997	0	55,997
Luxembourg
Asset-Backed Securities	0	7,446	0	7,446
Corporate Bonds & Notes	0	41,285	0	41,285
Mexico
Corporate Bonds & Notes	0	10,730	0	10,730
Sovereign Issues	0	242,456	0	242,456
Netherlands
Asset-Backed Securities	0	13,268	0	13,268
Corporate Bonds & Notes	0	211,532	0	211,532
Mortgage-Backed Securities	0	1,799	0	1,799
Norway
Corporate Bonds & Notes	0	31,432	0	31,432
Poland
Sovereign Issues	0	2,130	0	2,130
Qatar
Corporate Bonds & Notes	0	19,639	0	19,639
Sovereign Issues	0	21,823	0	21,823
Russia
Corporate Bonds & Notes	0	781	0	781
Sovereign Issues	0	46,184	0	46,184
Singapore
Corporate Bonds & Notes	0	37,970	0	37,970

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
South Africa
Sovereign Issues	$0	$36,883	$0	$36,883
South Korea
Corporate Bonds & Notes	0	49,206	0	49,206
Spain
Corporate Bonds & Notes	0	67,527	0	67,527
Sovereign Issues	0	94,715	0	94,715
Supranational
Corporate Bonds & Notes	0	9,515	0	9,515
Sweden
Corporate Bonds & Notes	0	6,978	0	6,978
Switzerland
Corporate Bonds & Notes	0	7,909	0	7,909
United Arab Emirates
Corporate Bonds & Notes	0	1,386	0	1,386
United Kingdom
Bank Loan Obligations	0	17,239	0	17,239
Corporate Bonds & Notes	0	218,545	0	218,545
Mortgage-Backed Securities	0	62,027	0	62,027
Sovereign Issues	0	153,224	0	153,224
United States
Asset-Backed Securities	0	86,506	0	86,506
Bank Loan Obligations	0	45,538	0	45,538
Corporate Bonds & Notes	0	293,719	1,696	295,415
Mortgage-Backed Securities	0	89,427	3,387	92,814
Municipal Bonds & Notes	0	48,924	0	48,924
Preferred Securities	4,012	0	0	4,012
U.S. Government Agencies	0	211,727	0	211,727
U.S. Treasury Obligations	0	243,143	0	243,143
Virgin Islands (British)
Corporate Bonds & Notes	0	15,975	0	15,975

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Short-Term Instruments
Certificates of Deposit	$0	$10,976	$0	$10,976
Commercial Paper	0	86,300	0	86,300
Repurchase Agreements	0	8,092	0	8,092
U.S. Treasury Bills	0	12,467	0	12,467
	$4,012	$3,798,831	$8,109	$3,810,952

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	288,380	0	0	288,380

Total Investments	$292,392	$3,798,831	$8,109	$4,099,332

Short Sales, at Value
U.S. Government Agencies	$0	$(13,649)	$0	$(13,649)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,584	114	0	2,698
Over the counter	0	47,461	0	47,461
	$2,584	$47,575	$0	$50,159

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(655)	(1,082)	0	(1,737)
Over the counter	0	(56,170)	(27)	(56,197)
	$(655)	$(57,252)	$(27)	$(57,934)

Totals	$294,321	$3,775,505	$8,082	$4,077,908

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$3,029	$0	$0	$(8)	$0	$5	$0	$0	$3,026	$5
United States
Bank Loan Obligations	2,142	0	(2,108)	1	7	(42)	0	0	0	0
Corporate Bonds & Notes	2,231	0	(500)	(2)	(2)	(31)	0	0	1,696	(12)
Mortgage-Backed Securities	3,522	0	0	(0)	0	(135)	0	0	3,387	(135)
U.S. Government Agencies	4,718	0	(4,717)	0	9	(10)	0	0	0	0

	$15,642	$0	$(7,325)	$(9)	$14	$(213)	$0	$0	$8,109	$(142)

Financial Derivative Instruments - Liabilities
Over the counter	$(38)	$0	$0	$0	$0	$11	$0	$0	$(27)	$12

Totals	$15,604	$0	$(7,325)	$(9)	$14	$(202)	$0	$0	$8,082	$(130)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	155

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

September 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$3,026	Benchmark Pricing	Base Price	100.88
United States
Corporate Bonds & Notes	1,696	Third Party Vendor	Broker Quote	102.50-112.06
Mortgage-Backed Securities	3,387	Benchmark Pricing	Base Price	109.13

Financial Derivative Instruments - Liabilities
Over the counter	(27)	Indicative Market Quotation	Broker Quote	0.11-0.12

Total	$8,082

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.9%

AUSTRALIA 3.3%

CORPORATE BONDS & NOTES 2.7%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$12,500	$12,573
Commonwealth Bank of Australia
0.534% due 09/17/2014		4,900	4,913
Westpac Banking Corp.
2.700% due 12/09/2014		7,700	7,859

			25,345

MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.403% due 02/21/2038		657	653
2.979% due 08/22/2037	AUD	462	428
Swan Trust
3.870% due 04/25/2041		1,770	1,665
Torrens Trust
2.983% due 10/19/2038		525	482

			3,228

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		600	693
3.750% due 11/20/2020		1,900	2,227

			2,920

Total Australia (Cost $31,550)			31,493

BRAZIL 5.2%

SOVEREIGN ISSUES 5.2%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	133,700	42,360
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		15,200	6,260

Total Brazil (Cost $50,497)			48,620

CANADA 1.4%

SOVEREIGN ISSUES 1.4%
Province of British Columbia
4.300% due 06/18/2042	CAD	700	716
Province of Ontario
2.100% due 09/08/2018		2,300	2,207
2.450% due 06/29/2022		$1,600	1,503
6.200% due 06/02/2031	CAD	300	373
Province of Quebec
2.750% due 08/25/2021		$4,400	4,302
3.000% due 09/01/2023	CAD	1,500	1,391
4.250% due 12/01/2021		2,700	2,815

Total Canada (Cost $13,804)			13,307

CAYMAN ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%
ALM Loan Funding
1.064% due 11/20/2020		$309	306
Commercial Industrial Finance Corp.
0.520% due 03/01/2021		1,370	1,355
Lafayette CLO Ltd.
1.659% due 09/06/2022		179	179

Total Cayman Islands (Cost $1,792)			1,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	271	$57
Realkredit Danmark A/S
1.383% due 01/01/2038		657	122

Total Denmark (Cost $143)			179

FRANCE 8.0%

CORPORATE BONDS & NOTES 4.5%
Caisse Francaise de Financement Local
0.168% due 06/20/2014		$6,000	5,983
1.550% due 10/31/2013	JPY	37,000	377
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$4,900	5,052
Dexia Credit Local S.A.
2.625% due 01/21/2014	EUR	3,100	4,225
2.750% due 01/10/2014		$12,600	12,675
2.750% due 04/29/2014		10,300	10,434
Vivendi S.A.
6.625% due 04/04/2018		2,600	2,944

			41,690

SOVEREIGN ISSUES 3.5%
France Government Bond
1.000% due 05/25/2018	EUR	24,200	32,662

Total France (Cost $72,999)			74,352

GERMANY 5.0%

CORPORATE BONDS & NOTES 4.8%
FMS Wertmanagement AoeR
2.375% due 12/15/2014	EUR	7,200	10,003
3.375% due 06/17/2021 (f)		8,100	12,290
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,135
KFW
6.250% due 05/19/2021		15,300	15,864
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		4,500	4,465

			44,757

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,234	1,665
2.000% due 08/15/2023		400	554

			2,219

Total Germany (Cost $47,944)			46,976

IRELAND 1.3%

ASSET-BACKED SECURITIES 0.5%
Avoca CLO PLC
0.591% due 09/15/2021	EUR	1,118	1,493
Magi Funding PLC
0.578% due 04/11/2021		1,171	1,567
Mercator CLO PLC
0.461% due 02/18/2024		1,176	1,555

			4,615

CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		5,200	7,479

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.0%
Talisman Finance PLC
0.418% due 04/22/2017	EUR	308	$411

Total Ireland (Cost $11,864)			12,505

ITALY 8.5%

ASSET-BACKED SECURITIES 0.2%
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	1,273	1,652

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.662% due 02/24/2014		$1,300	1,307

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	3,714	4,603

SOVEREIGN ISSUES 7.7%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017		900	1,238
3.500% due 06/01/2018		20,400	27,920
3.750% due 08/01/2016		5,200	7,302
4.500% due 08/01/2018		7,700	10,999
4.750% due 05/01/2017		1,100	1,581
4.750% due 06/01/2017		600	861
5.250% due 08/01/2017		13,100	19,167
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,500	2,423
			71,491

Total Italy (Cost $76,977)			79,053

JAPAN 2.0%

CORPORATE BONDS & NOTES 0.3%
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	10,000	102
1.470% due 10/28/2013		20,000	203
4.500% due 03/24/2014	EUR	1,500	2,038
4.750% due 02/28/2014	JPY	20,000	206

			2,549

SOVEREIGN ISSUES 1.7%
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$2,300	2,447
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,270,000	13,032

			15,479

Total Japan (Cost $18,072)			18,028

JERSEY, CHANNEL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
WPP Ltd.
6.000% due 04/04/2017	GBP	2,500	4,572

Total Jersey, Channel Islands (Cost $3,232)			4,572

LUXEMBOURG 0.4%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.518% due 06/04/2024	EUR	871	1,131

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	157

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.3%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$2,900	$2,936

Total Luxembourg (Cost $4,019)			4,067

MEXICO 2.9%

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	14,323
4.750% due 06/14/2018	MXN	20,000	1,522
6.250% due 06/16/2016		10,000	806
7.000% due 06/19/2014		110,000	8,638
10.000% due 12/05/2024		15,000	1,510

Total Mexico (Cost $30,451)			26,799

NETHERLANDS 0.5%

ASSET-BACKED SECURITIES 0.3%
Eurocredit CDO BV
0.672% due 02/22/2020	EUR	492	658
Grosvenor Place CLO BV
0.470% due 07/20/2021		467	629
0.770% due 07/20/2021	GBP	806	1,301
Harbourmaster CLO BV
0.557% due 10/11/2019	EUR	206	278

			2,866

CORPORATE BONDS & NOTES 0.0%
Ziggo Finance BV
6.125% due 11/15/2017		100	140

MORTGAGE-BACKED SECURITIES 0.2%
Atomium Mortgage Finance BV
0.337% due 07/01/2034		23	30
Dutch Mortgage Portfolio Loans BV
0.476% due 11/20/2035		1,084	1,467

			1,497

Total Netherlands (Cost $4,212)			4,503

NEW ZEALAND 4.8%

SOVEREIGN ISSUES 4.8%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	24,800	21,455
5.500% due 04/15/2023		11,400	10,151
6.000% due 05/15/2021		12,600	11,539
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,600	1,257

Total New Zealand (Cost $41,723)			44,402

NORWAY 0.8%

CORPORATE BONDS & NOTES 0.8%
Eksportfinans ASA
2.000% due 09/15/2015		$4,800	4,704
2.375% due 05/25/2016		3,300	3,209

Total Norway (Cost $7,480)			7,913

SPAIN 6.6%

CORPORATE BONDS & NOTES 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	4,200	5,820
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		2,900	4,054

			9,874

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.5%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	1,400	$1,897
Instituto de Credito Oficial
1.971% due 03/25/2014		9,500	12,945
4.000% due 12/08/2014	GBP	1,600	2,641
4.530% due 03/17/2016	CAD	380	375
5.000% due 04/10/2017		$200	212
Spain Government International Bond
3.750% due 10/31/2018	EUR	9,900	13,767
4.500% due 01/31/2018		3,100	4,475
5.400% due 01/31/2023		5,300	7,797
5.500% due 07/30/2017		2,800	4,180
Xunta de Galicia
6.131% due 04/03/2018		2,300	3,442

			51,731

Total Spain (Cost $60,447)			61,605

SUPRANATIONAL 4.5%

CORPORATE BONDS & NOTES 4.5%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	4,096
EUROFIMA
6.250% due 12/28/2018		4,200	4,250
European Investment Bank
6.125% due 01/23/2017		2,700	2,727
6.250% due 04/15/2015		4,300	4,219
European Union
2.500% due 12/04/2015	EUR	4,200	5,956
2.750% due 06/03/2016		4,200	6,030
3.125% due 01/27/2015		1,100	1,546
3.250% due 11/07/2014		1,100	1,540
3.250% due 04/04/2018		4,200	6,264
3.500% due 06/04/2021		3,400	5,175
International Finance Corp.
5.000% due 08/03/2016	AUD	700	685

Total Supranational (Cost $42,552)			42,488

SWEDEN 0.5%

CORPORATE BONDS & NOTES 0.3%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	5,000	792
Stadshypotek AB
3.000% due 03/21/2018		6,000	955
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		4,000	663
Swedbank Hypotek AB
3.750% due 12/20/2017		4,300	706

			3,116

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		9,900	1,732

Total Sweden (Cost $4,781)			4,848

UNITED KINGDOM 8.1%

BANK LOAN OBLIGATIONS 0.5%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$4,900	4,883

CORPORATE BONDS & NOTES 1.1%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		2,600	2,621

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 06/30/2015	EUR	2,600	$3,591
LBG Capital PLC
11.250% due 09/14/2023	GBP	500	939
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$1,500	2,014
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	417
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		900	879

			10,461

MORTGAGE-BACKED SECURITIES 1.9%
Fosse Master Issuer PLC
2.610% due 10/18/2054	GBP	3,800	6,273
Granite Mortgages PLC
0.838% due 03/20/2044		492	787
0.838% due 06/20/2044		2,438	3,905
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	1,198	1,629
Opera Finance PLC
0.711% due 02/02/2017	GBP	2,961	4,727

			17,321

SOVEREIGN ISSUES 4.6%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(f)		6,929	11,635
1.875% due 11/22/2022 (c)(f)		6,566	13,001
3.250% due 01/22/2044 (f)		5,800	8,906
4.250% due 09/07/2039 (f)		700	1,292
4.250% due 12/07/2040 (f)		1,000	1,845
4.500% due 09/07/2034 (f)		1,400	2,659
4.500% due 12/07/2042 (f)		2,100	4,048

			43,386

Total United Kingdom (Cost $74,657)			76,051

UNITED STATES 29.4%

ASSET-BACKED SECURITIES 1.0%
AFC Home Equity Loan Trust
0.889% due 12/22/2027		$4	3
Amortizing Residential Collateral Trust
0.879% due 10/25/2031		26	22
Amresco Residential Securities Mortgage Loan Trust
1.119% due 06/25/2029		54	49
Bear Stearns Asset-Backed Securities Trust
0.609% due 11/25/2035		2,522	2,309
0.839% due 10/25/2032		17	16
0.979% due 10/27/2032		24	22
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		62	64
6.681% due 12/01/2033		31	31
Countrywide Asset-Backed Certificates
0.519% due 12/25/2036 ^		77	44
4.693% due 10/25/2035		1,592	1,588
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032		21	19
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		457	92
Morgan Stanley ABS Capital, Inc.
0.289% due 03/25/2037		2,427	1,092
Morgan Stanley Home Equity Loan Trust
0.529% due 04/25/2037		404	226
Residential Asset Mortgage Products Trust
0.739% due 06/25/2032		17	16

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.679% due 07/25/2032 ^		$55	$46
0.779% due 06/25/2032 ^		29	23
Salomon Brothers Mortgage Securities, Inc.
1.538% due 01/25/2032		37	33
SLM Student Loan Trust
0.484% due 12/15/2023	EUR	2,690	3,571

			9,266

BANK LOAN OBLIGATIONS 1.1%
Dell, Inc.
5.000% due 11/06/2013		$6,400	6,395
H.J. Heinz Co.
3.500% due 06/05/2020		2,993	3,008
Springleaf Financial Funding Co.
5.500% due 05/10/2017		499	500

			9,903

CORPORATE BONDS & NOTES 2.9%
Altria Group, Inc.
9.250% due 08/06/2019		676	894
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,910
Cardinal Health, Inc.
5.800% due 10/15/2016		500	565
CIT Group, Inc.
5.250% due 04/01/2014		600	611
Citigroup, Inc.
5.500% due 10/15/2014		32	34
Computer Sciences Corp.
6.500% due 03/15/2018		2,050	2,368
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		2,000	1,913
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,702
International Lease Finance Corp.
5.650% due 06/01/2014		1,000	1,026
6.500% due 09/01/2014		2,600	2,711
6.625% due 11/15/2013		3,000	3,017
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	1,632
Loews Corp.
5.250% due 03/15/2016		300	331
Simon Property Group LP
6.125% due 05/30/2018		750	881
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,125
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,833
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	442

			26,995

MORTGAGE-BACKED SECURITIES 8.2%
Adjustable Rate Mortgage Trust
2.865% due 09/25/2035		$123	108
American General Mortgage Loan Trust
5.150% due 03/25/2058		845	859
American Home Mortgage Assets Trust
0.369% due 05/25/2046		1,398	988
American Home Mortgage Investment Trust
2.173% due 10/25/2034		377	373
Banc of America Funding Corp.
2.685% due 02/20/2036		1,372	1,368
5.568% due 01/20/2047 ^		147	118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Large Loan Trust
2.482% due 11/15/2015	$6,008	$6,020
Banc of America Mortgage Trust
2.870% due 05/25/2035	1,300	1,142
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	100	109
BCAP LLC Trust
0.920% due 01/26/2047	384	321
2.667% due 02/26/2036	172	169
5.250% due 04/26/2037	817	764
5.250% due 08/26/2037	797	809
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	1,552	1,562
2.464% due 08/25/2033	144	143
2.600% due 03/25/2035	1,494	1,513
2.604% due 08/25/2033	18	18
2.636% due 10/25/2033	92	93
2.793% due 03/25/2035	245	245
2.832% due 05/25/2034	198	188
2.872% due 05/25/2047 ^	539	439
2.974% due 02/25/2034	17	17
3.040% due 05/25/2034	91	88
3.169% due 11/25/2034	159	162
Bear Stearns Alt-A Trust
2.735% due 09/25/2035	995	825
4.577% due 11/25/2036 ^	352	247
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036	1,522	1,180
Chase Mortgage Finance Trust
2.820% due 02/25/2037	307	311
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	347	347
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	434	427
2.622% due 08/25/2035	235	232
2.890% due 09/25/2037 ^	1,800	1,464
Countrywide Alternative Loan Trust
0.369% due 09/25/2046 ^	1,708	1,111
0.389% due 07/25/2046	76	53
0.529% due 05/25/2037 ^	455	300
1.543% due 11/25/2035	338	240
2.083% due 11/25/2035	260	190
2.897% due 02/25/2037 ^	813	691
5.250% due 06/25/2035	178	153
6.000% due 01/25/2037 ^	966	790
6.250% due 08/25/2037 ^	210	167
Countrywide Home Loan Mortgage Pass-Through Trust
0.499% due 03/25/2035	2,109	1,509
0.509% due 02/25/2035	323	280
0.939% due 09/25/2034	21	19
2.551% due 04/20/2035	70	71
2.672% due 11/19/2033	11	11
2.823% due 08/25/2034	56	49
2.859% due 11/25/2034	205	190
2.878% due 11/25/2035	36	29
Credit Suisse First Boston Mortgage Securities Corp.
1.329% due 03/25/2034 ^	180	161
2.385% due 07/25/2033	40	40
2.455% due 08/25/2033	161	160
6.500% due 04/25/2033	33	33
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	4,700	88
1.559% due 11/10/2046 (a)	11,737	475
Extended Stay America Trust
1.213% due 12/05/2031 (a)	8,000	208
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035	248	233

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
3.449% due 06/25/2034	$30	$28
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	7	7
Greenpoint Mortgage Funding Trust
0.359% due 01/25/2037	362	242
0.379% due 10/25/2046	1,380	767
0.389% due 04/25/2036	391	274
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033	22	22
GS Mortgage Securities Trust
2.557% due 11/10/2045 (a)	5,740	792
GSR Mortgage Loan Trust
1.940% due 03/25/2033	73	72
2.661% due 09/25/2035	165	165
Harborview Mortgage Loan Trust
0.361% due 07/19/2046	1,629	1,058
0.371% due 09/19/2037	655	521
1.008% due 12/19/2036 ^	617	453
2.595% due 05/19/2033	192	192
2.749% due 07/19/2035	61	52
IndyMac Mortgage Loan Trust
0.369% due 09/25/2046	1,379	1,093
0.379% due 11/25/2046	1,481	757
2.541% due 12/25/2034	76	69
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	72	71
JPMorgan Chase Commercial Mortgage Securities Trust
1.479% due 12/15/2047 (a)	19,771	1,600
JPMorgan Mortgage Trust
2.105% due 11/25/2033	105	103
5.140% due 11/25/2035	110	105
Luminent Mortgage Trust
0.349% due 12/25/2036	2,464	1,771
MASTR Alternative Loan Trust
0.579% due 03/25/2036	213	45
Mellon Residential Funding Corp.
0.622% due 12/15/2030	283	275
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	87	80
0.429% due 08/25/2036	125	116
1.666% due 10/25/2035	694	674
2.313% due 02/25/2033	97	91
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	2,700	3,052
Morgan Stanley Bank of America Merrill Lynch Trust
1.613% due 05/15/2046 (a)	14,947	1,247
Residential Accredit Loans, Inc. Trust
0.329% due 02/25/2047	669	386
0.409% due 05/25/2037 ^	369	61
0.484% due 09/25/2046	591	115
Residential Asset Securitization Trust
0.629% due 12/25/2036 ^	258	93
6.250% due 10/25/2036 ^	987	758
6.500% due 08/25/2036 ^	661	436
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^	136	110
6.500% due 03/25/2032	16	17
Salomon Brothers Mortgage Securities, Inc.
0.679% due 05/25/2032	13	12
Sequoia Mortgage Trust
0.530% due 07/20/2033	413	409
0.881% due 10/19/2026	157	157
2.651% due 04/20/2035	1,918	1,902
Structured Adjustable Rate Mortgage Loan Trust
2.485% due 02/25/2034	132	132
2.486% due 12/25/2035	1,850	1,349

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	159

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.550% due 04/25/2034	$315	$315
2.569% due 09/25/2034	310	311
Structured Asset Mortgage Investments Trust
0.369% due 07/25/2046	363	270
0.389% due 05/25/2046	602	444
0.431% due 07/19/2035	1,325	1,199
0.761% due 07/19/2034	134	134
Thornburg Mortgage Securities Trust
1.429% due 06/25/2047	334	301
5.750% due 06/25/2037	4,601	4,549
5.750% due 06/25/2047	798	750
UBS-Barclays Commercial Mortgage Trust
2.036% due 12/10/2045 (a)	14,082	1,655
UBS-Citigroup Commercial Mortgage Trust
2.692% due 01/10/2045 (a)	5,888	721
WaMu Mortgage Pass-Through Certificates
0.469% due 07/25/2045	629	584
0.489% due 01/25/2045	355	330
2.207% due 03/25/2033	413	414
2.418% due 08/25/2034	567	565
2.444% due 04/25/2035	1,800	1,672
2.449% due 06/25/2033	77	77
2.454% due 09/25/2046	2,421	2,271
2.454% due 10/25/2046	84	77
2.454% due 11/25/2046	700	629
2.496% due 03/25/2035	407	405
2.547% due 03/25/2034	319	317
5.904% due 08/25/2046	1,757	1,611
Washington Mutual MSC Mortgage Pass-Through Certificates
0.629% due 04/25/2035	2,364	1,711
0.923% due 04/25/2047 ^	675	108
1.093% due 07/25/2046 ^	393	207
Wells Fargo Mortgage-Backed Securities Trust
2.640% due 06/25/2035	1,156	1,182
2.666% due 06/25/2035	657	657
WFRBS Commercial Mortgage Trust
1.658% due 03/15/2045 (a)	15,527	1,337

		76,434

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 10/30/2013 (d)	130	920
SLM Corp. CPI Linked Security
3.568% due 01/16/2018	9,000	200

		1,120

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
0.379% due 10/27/2037	$5,700	5,705
0.609% due 11/25/2040	2,527	2,521
0.629% due 11/25/2040	2,971	2,977
0.679% due 10/25/2040 - 12/25/2040	3,800	3,796
2.301% due 03/01/2024	14	15

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.381% due 12/01/2034	$229	$242
2.428% due 11/01/2023	5	5
2.492% due 11/01/2034	1,782	1,894
3.000% due 11/01/2043	2,000	1,950
3.490% due 12/01/2020	954	996
3.730% due 01/01/2018	1,000	1,055
4.000% due 04/01/2039 - 07/01/2041	24,193	25,450
5.057% due 05/01/2035	152	163
5.090% due 09/01/2041	489	509
6.500% due 11/01/2036	372	412
Freddie Mac
0.782% due 12/15/2037 - 07/15/2040	1,866	1,867
1.025% due 09/25/2022 (a)	5,281	326
1.177% due 11/25/2022 (a)	6,192	456
1.359% due 10/25/2044	2,201	2,265
1.469% due 08/25/2019 (a)	8,592	557
1.566% due 11/25/2019 (a)	7,757	556
2.345% due 02/01/2029	130	138
2.362% due 05/01/2023	18	18
2.660% due 04/01/2037	55	59
6.000% due 12/15/2024	101	112
7.400% due 02/01/2021	64	62
Ginnie Mae
0.782% due 02/16/2030	112	113
1.625% due 05/20/2022 - 05/20/2030	206	213
1.750% due 07/20/2022 - 09/20/2026	79	84
2.000% due 04/20/2030 - 05/20/2030	33	34
6.000% due 08/20/2034	5,998	6,813
NCUA Guaranteed Notes
0.552% due 11/06/2017	12,266	12,285
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,678

		78,326

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Bonds
2.750% due 08/15/2042	1,500	1,243
2.750% due 11/15/2042 (f)	10,800	8,939
3.000% due 05/15/2042 (h)	1,900	1,665
3.125% due 11/15/2041 (f)(h)(j)	7,900	7,122
3.625% due 08/15/2043	4,500	4,448
3.750% due 08/15/2041 (h)(j)	3,500	3,557
5.250% due 02/15/2029	2,200	2,752
5.500% due 08/15/2028 (f)(h)(j)	20,100	25,736
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	203	200
0.125% due 01/15/2023	13,358	13,006
1.375% due 01/15/2020	756	830
2.375% due 01/15/2027	1,042	1,256
U.S. Treasury Notes
2.000% due 02/15/2023	1,100	1,048

		71,802

Total United States (Cost $276,102)		273,846

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,900	$2,348

Total Virgin Islands (British) (Cost $2,885)			2,348

SHORT-TERM INSTRUMENTS 7.7%

REPURCHASE AGREEMENTS (e) 0.1%
			1,322

MEXICO TREASURY BILLS 7.2%
3.772% due 03/06/2014 - 06/26/2014 (b)	MXN	901,000	67,573

U.S. TREASURY BILLS 0.4%
0.028% due 10/10/2013 - 03/13/2014 (b)(f)(j)		$3,861	3,861

Total Short-Term Instruments (Cost $72,881)			72,756

Total Investments in Securities (Cost $951,064)			952,551

		SHARES
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio		1,251,897	12,528

Total Short-Term Instruments (Cost $12,528)			12,528

Total Investments in Affiliates (Cost $12,528)			12,528

Total Investments 103.2% (Cost $963,592)			$965,079

Financial Derivative Instruments (g)(i) (0.7%)
(Cost or Premiums, net $(407))			(6,175)

Other Assets and Liabilities, net (2.5%)			(24,151)

Net Assets 100.0%			$934,753

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$1,322	Freddie Mac 2.080% due 10/17/2022	$(1,350)	$1,322	$1,322

Total Repurchase Agreements						$(1,350)	$1,322	$1,322

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.090%	09/18/2013	10/02/2013	$(10,322)	$(10,322)
	0.100%	09/19/2013	10/03/2013	(4,783)	(4,783)
BSN	0.090%	10/01/2013	10/18/2013	(13,485)	(13,485)
JPS	0.080%	09/20/2013	10/11/2013	(984)	(984)
	0.110%	09/23/2013	10/01/2013	(8,833)	(8,834)

Total Reverse Repurchase Agreements					$(38,408)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	09/17/2013	10/08/2013	$ (1,886)	$(1,888)
BPS	0.150%	09/05/2013	12/05/2013	EUR (9,061)	(12,325)
	0.460%	10/01/2013	11/14/2013	GBP (2,523)	(4,103)
	0.519%	07/11/2013	10/10/2013	(9,094)	(14,746)
MYI	0.500%	10/01/2013	11/14/2013	(5,116)	(8,318)
	0.550%	10/01/2013	10/25/2013	(7,164)	(11,643)

Total Sale-Buyback Transactions					$(53,023)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $29,494 at a weighted average interest rate of 0.316%.
(3)	Payable for sale-buyback transactions includes $159 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2043	$17,000	$(17,308)	$(17,831)

Total Short Sales				$(17,308)	$(17,831)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $91,427 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(15,105)	$0	$0	$(15,105)	$15,069	$(36)
BSN	0	(13,485)	0	0	(13,485)	13,361	(124)
JPS	0	(9,818)	0	0	(9,818)	9,840	22
SSB	1,322	0	0	0	1,322	(1,350)	(28)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	161

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Master Securities Forward Transactions Agreement
BCY	$0	$0	$(1,888)	$0	$(1,888)	$1,921	$33
BOA	0	0	0	(8,391)	(8,391)	0	(8,391)
BPS	0	0	(31,174)	0	(31,174)	31,053	(121)
JPS	0	0	0	(9,440)	(9,440)	0	(9,440)
MSC	0	0	0	0	0	(185)	(185)
MYI	0	0	(19,961)	0	(19,961)	19,888	(73)
SAL	0	0	0	0	0	(65)	(65)

Total Borrowings and Other Financing Transactions	$1,322	$(38,408)	$(53,023)	$(17,831)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2014	17	$3	$2	$0
3-Month Euribor December Futures	Long	12/2015	290	(46)	44	(10)
3-Month Euribor June Futures	Long	06/2015	472	(9)	6	(13)
3-Month Euribor March Futures	Long	03/2015	284	(13)	34	0
3-Month Euribor September Futures	Long	09/2015	629	11	85	(21)
90-Day Eurodollar December Futures	Long	12/2014	843	301	32	0
90-Day Eurodollar June Futures	Long	06/2014	406	4	0	0
90-Day Eurodollar June Futures	Long	06/2015	507	46	32	0
90-Day Eurodollar March Futures	Long	03/2015	351	17	17	0
90-Day Eurodollar September Futures	Long	09/2014	531	26	7	0
90-Day Eurodollar September Futures	Long	09/2015	64	1	2	0
Australia Government 10-Year Bond December Futures	Short	12/2013	3	(4)	0	(11)
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	111	3	0	(7)
Euro-Bobl December Futures	Long	12/2013	87	129	32	0
Euro-BTP Italy Government Bond December Futures	Short	12/2013	16	(1)	14	0
Euro-Bund 10-Year Bond December Futures	Long	12/2013	149	54	30	(3)
Japan Government 10-Year Bond December Futures	Long	12/2013	47	571	57	(10)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	111	30	5	0
U.S. Treasury 10-Year Note December Futures	Short	12/2013	226	(299)	0	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	1,976	320	60	(40)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	144	(169)	10	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	130	14	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	47	(9)	3	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	248	(54)	12	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	339	10	7	(7)
United Kingdom Government 10-Year Gilt December Futures	Short	12/2013	336	(1,073)	16	(222)

Total Futures Contracts				$(137)	$508	$(381)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD 3,000	$168	$118	$0	$(13)
Receive	3-Month USD-LIBOR	1.700%	03/20/2018	$ 11,000	(180)	(34)	0	(5)
Pay	3-Month USD-LIBOR	2.650%	07/31/2023	4,300	(17)	11	3	0
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR 1,800	5	5	0	0
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP 59,000	104	(1)	3	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY 870,000	(158)	(13)	22	0

Total Swap Agreements					$(78)	$86	$28	$(18)

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $5,450 and cash of $1,595 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)			Market Value	Variation Margin Liability (1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$508	$28	$536	$0	$(393)	$(40)	$(433)

(1)	Unsettled variation margin asset of $0 and liability of $(34) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	38,383	$		34,299	$0	$(1,508)
	10/2013		BRL	5,624			2,464	0	(74)
	10/2013		JPY	878,356			8,884	0	(53)
	10/2013	$		2,522		BRL	5,624	16	0
	10/2013			13,707		GBP	8,826	582	0
	12/2013		MXN	21,003	$		1,588	0	(7)
	12/2013	$		926		MXN	11,990	0	(16)
	01/2014		BRL	5,845	$		2,512	0	(72)
	03/2014		MXN	52,688			4,127	151	0
	09/2015	$		500		CNY	3,070	0	(10)

BPS	10/2013		AUD	5,742	$		5,254	0	(102)
	10/2013	$		3,135		EUR	2,316	0	(2)
	10/2013			12,308		JPY	1,186,619	0	(235)
	11/2013		AUD	12,315	$		11,468	4	0
	12/2013		MXN	46,262			3,494	0	(19)

BRC	10/2013		BRL	828			377	4	0
	10/2013		JPY	762,200			7,675	0	(80)
	10/2013		RUB	16,674			500	0	(14)
	10/2013	$		1,631		AUD	1,743	0	(5)
	10/2013			371		BRL	828	2	0
	10/2013			169		CAD	174	0	0
	10/2013			5,247		GBP	3,341	162	0
	10/2013			20,988		JPY	2,066,704	52	(13)
	11/2013		BRL	251	$		105	0	(7)
	11/2013	$		599		CAD	618	0	0
	11/2013			6,196		DKK	34,692	99	0
	11/2013			21,549		GBP	13,312	0	(4)
	12/2013		EUR	7,867	$		10,576	0	(69)
	12/2013	$		42,053		EUR	31,072	22	(31)
	12/2013			3,125		MXN	40,558	0	(45)
	01/2014			900		ZAR	8,983	0	(19)
	04/2014			1,062		CNY	6,462	0	(15)
	09/2015			731			4,470	0	(18)

CBK	10/2013		AUD	3,000	$		2,828	29	0
	10/2013		BRL	417			188	0	0
	10/2013	$		2,335		AUD	2,513	10	0
	10/2013			187		BRL	417	1	0
	10/2013			6,083		GBP	3,892	218	0
	10/2013			97		HKD	752	0	0
	10/2013			2,413		IDR	25,438,144	0	(224)
	10/2013			103		ZAR	1,021	0	(1)
	11/2013			161		JPY	15,795	0	0
	12/2013		EUR	10,907	$		14,473	0	(286)
	12/2013		MXN	10,022			760	0	(1)
	12/2013	$		6,766		EUR	5,000	0	(1)
	01/2014		BRL	9,157	$		3,924	0	(123)
	04/2014	$		2,233		CNY	13,600	0	(29)
	09/2015			4,779			28,904	0	(167)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	163

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2013		AUD	1,856	$		1,729	$0	$(2)
	10/2013		BRL	1,715			769	0	(5)
	10/2013		GBP	7,449			11,890	0	(169)
	10/2013	$		35,324		AUD	37,698	0	(156)
	10/2013			773		BRL	1,715	1	0
	10/2013			11,686		JPY	1,136,204	0	(126)
	10/2013			785		ZAR	7,568	0	(32)
	10/2013		ZAR	19,751	$		1,972	7	0
	11/2013		AUD	37,698			35,248	155	0
	11/2013	$		11,887		GBP	7,449	169	0
	12/2013			2,980		MXN	38,590	0	(50)
	01/2014		BRL	1,715	$		757	0	0
	01/2014		ZAR	7,568			774	32	0
	04/2014		CNY	75,138			11,681	0	(496)

FBF	10/2013		GBP	2,725			4,308	0	(104)
	10/2013	$		1,308		JPY	129,325	8	0
	11/2013		BRL	67,512	$		29,077	0	(1,147)
	12/2013		MXN	14,728			1,155	37	0

GLM	10/2013		EUR	2,088			2,825	0	0
	10/2013		RUB	4,915			150	0	(2)
	10/2013	$		8,278		GBP	5,169	90	0
	10/2013			30,424		JPY	2,970,100	0	(205)
	11/2013		SEK	3,810	$		581	0	(11)
	12/2013		EUR	1,353			1,808	0	(22)
	12/2013		MXN	25,276			1,936	17	0
	12/2013	$		16,113		EUR	12,055	199	0
	12/2013			1,825		MXN	23,577	0	(35)
	03/2014		MXN	458,641	$		34,416	0	(197)

GST	04/2014	$		821		CNY	5,000	0	(11)

HUS	10/2013		AUD	6,399	$		5,981	57	(46)
	10/2013		BRL	418			182	0	(6)
	10/2013		GBP	3,824			6,139	0	(52)
	10/2013		JPY	965,518			9,732	0	(92)
	10/2013		RUB	14,888			448	0	(11)
	10/2013	$		2,324		AUD	2,478	0	(12)
	10/2013			187		BRL	418	1	0
	10/2013			14,492		JPY	1,424,800	32	(28)
	10/2013			189		NZD	228	1	0
	11/2013		SEK	27,950	$		4,283	0	(62)
	11/2013	$		1,060		NZD	1,283	3	0
	12/2013		EUR	4,818	$		6,510	1	(10)
	12/2013		MXN	31,817			2,468	52	0
	12/2013	$		643		CLP	335,796	16	0
	12/2013			1,191		EUR	898	24	0
	12/2013			669		MXN	8,782	0	(2)
	01/2014		BRL	8,206	$		3,551	0	(75)
	01/2014	$		97		RUB	3,176	0	0
	04/2014			709		CNY	4,314	0	(10)

JPM	10/2013		IDR	25,908,635	$		2,466	236	0
	10/2013		JPY	319,400			3,233	0	(17)
	10/2013	$		8,488		AUD	9,092	15	(21)
	10/2013			11,698		JPY	1,164,968	154	0
	10/2013			1,146		RUB	36,477	0	(21)
	11/2013		GBP	2,665	$		4,264	0	(49)
	11/2013	$		3,052		GBP	1,904	30	0
	12/2013		CAD	76	$		73	0	0
	12/2013		MXN	35,470			2,731	39	(1)
	12/2013	$		1,386		MXN	18,301	5	(2)
	03/2014		MXN	108,131	$		8,143	0	(17)
	04/2014			78,429			5,913	7	0
	04/2014	$		1,342		CNY	8,174	0	(17)
	09/2015			326			1,970	0	(12)

MSC	10/2013		BRL	13,019	$		5,781	0	(93)
	10/2013		GBP	7,230			11,497	0	(207)
	10/2013	$		5,593		BRL	13,019	281	0
	10/2013			13,859		JPY	1,375,500	135	0
	11/2013		BRL	5,039	$		2,207	0	(49)
	12/2013		EUR	2,693			3,596	0	(48)
	12/2013		MXN	56,346			4,257	0	(21)
	12/2013	$		3,633		MXN	47,155	0	(53)

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	01/2014		BRL	11,675	$		5,040	$1	$(121)
	06/2014		MXN	279,794			20,895	0	(39)
	09/2015	$		480		CNY	2,953	0	(9)

RBC	10/2013		NZD	54,977	$		42,550	0	(3,111)
	10/2013	$		45,438		NZD	54,977	223	0
	11/2013		NZD	54,977	$		45,337	0	(222)
	11/2013	$		3,760		SEK	24,582	62	0
	12/2013			5,535		CAD	5,720	6	0

RYL	12/2013		EUR	14,631	$		19,815	17	0
	12/2013		GBP	1,254			1,959	0	(70)
	04/2014	$		9,898		CNY	60,782	0	(48)

SCX	10/2013			11,386			70,139	57	0
	01/2014		CNY	70,139	$		11,366	0	(25)

UAG	10/2013		BRL	2,239			1,014	4	0
	10/2013		CNY	70,139			11,293	0	(151)
	10/2013		NZD	338			279	0	(2)
	10/2013	$		1,004		BRL	2,239	6	0
	10/2013			144,224		JPY	14,356,054	1,845	0
	10/2013			1,108		ZAR	11,163	3	0
	11/2013		AUD	1,856	$		1,727	0	(1)
	12/2013		MXN	21,831			1,715	57	0
	12/2013	$		2,873		EUR	2,158	47	0
	12/2013			208		MXN	2,715	0	(2)
	04/2014			1,416		CNY	8,616	0	(20)
	06/2014		MXN	19,440	$		1,455	1	0

WST	10/2013		JPY	8,958			91	0	0

Total Forward Foreign Currency Contracts								$5,485	$(10,875)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	9,000	$726	$1,301

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		4,500	372	650

Total Purchased Options								$1,098	$1,951

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	38,000	$(722)	$(1,324)

BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	3,000	(17)	(23)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	18,900	(356)	(659)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,500	(21)	(12)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,500	(23)	(14)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	2,400	(15)	(18)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	30,300	(111)	(15)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		61,500	(240)	(29)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	3,900	(29)	(29)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	14,500	(28)	(15)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,500	(28)	(18)

								$(1,590)	$(2,156)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae 4.000% due 11/01/2043	$	104.500	11/06/2013	$10,000	$(24)	$(77)

JPM	Call - OTC Fannie Mae 4.000% due 11/01/2043		104.500	11/06/2013	4,000	(9)	(31)

						$(33)	$(108)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	165

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$(2)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	2,200	(21)	(3)

						$(47)	$(5)

Total Written Options						$(1,670)	$(2,269)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Premiums
Balance at 03/31/2013	112	$275,465	EUR	132,484	GBP	0	JPY	0	$(2,679)
Sales	0	258,452		0		9,300		1,500,000	(1,639)
Closing Buys	(56)	(288,317)		(34,584)		0		0	1,970
Expirations	0	(48,066)		(45,900)		0		(760,000)	478
Exercised	(56)	(30,634)		0		0		(740,000)	200

Balance at 09/30/2013	0	$166,900	EUR	52,000	GBP	9,300	JPY	0	$(1,670)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Computer Sciences Corp.	(1.160%	)	03/20/2018	0.987%	$ 2,050	$0	$(16)	$0	$(16)
	Spectra Energy Capital LLC	(0.830%	)	09/20/2014	0.150%	3,000	0	(21)	0	(21)

BRC	Historic TW, Inc.	(1.050%	)	03/20/2016	0.171%	1,500	0	(33)	0	(33)

DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.218%	500	(10)	(3)	0	(13)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.779%	200	2	(4)	0	(2)
	Marsh & McLennan Cos., Inc.	(0.590%	)	09/20/2014	0.097%	3,000	0	(15)	0	(15)
	Simon Property Group LP	(0.947%	)	06/20/2018	0.591%	750	0	(13)	0	(13)
	Tate & Lyle International Finance PLC	(0.510%	)	12/20/2014	0.269%	400	0	(1)	0	(1)

GST	Temple-Inland, Inc.	(6.680%	)	03/20/2016	0.106%	3,500	0	(579)	0	(579)

JPM	Loews Corp.	(0.330%	)	03/20/2016	0.214%	300	0	(1)	0	(1)
	WPP Ltd.	(3.750%	)	06/20/2017	0.527%	GBP 2,500	0	(482)	0	(482)

							$(8)	$(1,168)	$0	$(1,176)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.588%	$	4,500	$78	$9	$87	$0
	Tokyo Electric Power Co., Inc.	1.000%	12/20/2013	2.647%	JPY	10,000	(6)	6	0	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		30,000	(28)	25	0	(3)

CBK	H.J. Heinz Co.	1.000%	03/20/2018	1.195%	$	3,000	(139)	115	0	(24)
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	9,000	(11)	9	0	(2)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		10,000	(7)	7	0	0

DUB	Australia Government Bond	1.000%	09/20/2016	0.215%	$	5,900	90	50	140	0
	Japan Government International Bond	1.000%	06/20/2018	0.588%		2,500	44	4	48	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.588%		10,400	200	1	201	0
	SoftBank Corp.	1.000%	12/20/2017	1.488%	JPY	40,000	(41)	34	0	(7)

JPM	SoftBank Corp.	1.000%	12/20/2017	1.488%		20,000	(21)	17	0	(4)

MYC	H.J. Heinz Co.	1.000%	03/20/2018	1.195%	$	200	(11)	9	0	(2)
	Japan Government International Bond	1.000%	06/20/2018	0.588%		3,500	63	5	68	0

UAG	Australia Government Bond	1.000%	12/20/2016	0.231%		300	(2)	9	7	0

							$209	$300	$551	$(42)

166	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
BOA	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018	JPY	620,000	$24	$25	$49	$0

BRC	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		130,000	5	5	10	0

DUB	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		100,000	3	5	8	0

GST	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		290,000	12	11	23	0

						$44	$46	$90	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	10,000	$0	$8	$8	$0

DUB	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		600	(1)	0	0	(1)

HUS	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		56,400	(78)	40	0	(38)
	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		42,700	0	33	33	0

MYC	Pay	28-Day MXN-TIIE	6.590%	12/08/2015		1,200	(1)	6	5	0

							$(80)	$87	$46	$(39)

Total Swap Agreements							$165	$(735)	$687	$(1,257)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $7,113 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$749	$1,301	$144	$2,194	$(1,740)	$(1,324)	$(40)	$(3,104)	$(910)	$853	$(57)
BPS	4	0	0	4	(358)	0	0	(358)	(354)	400	46
BRC	341	0	10	351	(320)	(23)	(33)	(376)	(25)	0	(25)
CBK	258	650	0	908	(832)	(661)	(26)	(1,519)	(611)	561	(50)
DUB	364	0	196	560	(1,036)	(47)	(45)	(1,128)	(568)	752	184
FBF	44	0	0	44	(1,251)	0	0	(1,251)	(1,207)	674	(533)
GLM	306	0	0	306	(472)	(15)	0	(487)	(181)	52	(129)
GSC	0	0	0	0	0	(77)	0	(77)	(77)	0	(77)
GST	0	0	224	224	(11)	0	(586)	(597)	(373)	445	72
HUS	187	0	33	220	(406)	0	(38)	(444)	(224)	321	97
JPM	486	0	0	486	(157)	(31)	(487)	(675)	(189)	185	(4)
MSC	418	0	0	418	(640)	0	0	(640)	(222)	(630)	(852)
MYC	0	0	73	73	0	(58)	(2)	(60)	13	(270)	(257)
RBC	291	0	0	291	(3,333)	0	0	(3,333)	(3,042)	2,870	(172)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	167

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
RYL	$17	$0	$0	$17	$(118)	$(33)	$0	$(151)	$(134)	$0	$(134)
SCX	57	0	0	57	(25)	0	0	(25)	32	0	32
UAG	1,963	0	7	1,970	(176)	0	0	(176)	1,794	(1,880)	(86)

Total Over the Counter	$5,485	$1,951	$687	$8,123	$(10,875)	$(2,269)	$(1,257)	$(14,401)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$508	$508
Swap Agreements	0	0	0	0	28	28

	$0	$0	$0	$0	$536	$536

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,485	$0	$5,485
Purchased Options	0	0	0	0	1,951	1,951
Swap Agreements	0	641	0	0	46	687

	$0	$641	$0	$5,485	$1,997	$8,123

	$0	$641	$0	$5,485	$2,533	$8,659

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$393	$393
Swap Agreements	0	0	0	0	40	40

	$0	$0	$0	$0	$433	$433

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,875	$0	$10,875
Written Options	0	0	0	0	2,269	2,269
Swap Agreements	0	1,218	0	0	39	1,257

	$0	$1,218	$0	$10,875	$2,308	$14,401

	$0	$1,218	$0	$10,875	$2,741	$14,834

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$23	$23
Futures	0	0	0	0	(3,413)	(3,413)
Swap Agreements	0	0	0	0	(6,044)	(6,044)

	$0	$0	$0	$0	$(9,434)	$(9,434)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,241)	$0	$(3,241)
Written Options	0	0	0	(331)	733	402
Swap Agreements	0	(62)	0	10,625	215	10,778

	$0	$(62)	$0	$7,053	$948	$7,939

	$0	$(62)	$0	$7,053	$(8,486)	$(1,495)

168	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(17)	$(17)
Futures	0	0	0	0	(3,201)	(3,201)
Swap Agreements	0	0	0	0	2,069	2,069

	$0	$0	$0	$0	$(1,149)	$(1,149)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,652)	$0	$(2,652)
Purchased Options	0	0	0	0	761	761
Written Options	0	0	0	(137)	(1,196)	(1,333)
Swap Agreements	0	156	0	(8,173)	(123)	(8,140)

	$0	$156	$0	$(10,962)	$(558)	$(11,364)

	$0	$156	$0	$(10,962)	$(1,707)	$(12,513)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$25,345	$0	$25,345
Mortgage-Backed Securities	0	3,228	0	3,228
Sovereign Issues	0	2,920	0	2,920
Brazil
Sovereign Issues	0	48,620	0	48,620
Canada
Sovereign Issues	0	13,307	0	13,307
Cayman Islands
Asset-Backed Securities	0	1,840	0	1,840
Denmark
Corporate Bonds & Notes	0	179	0	179
France
Corporate Bonds & Notes	0	41,690	0	41,690
Sovereign Issues	0	32,662	0	32,662
Germany
Corporate Bonds & Notes	0	44,757	0	44,757
Sovereign Issues	0	2,219	0	2,219
Ireland
Asset-Backed Securities	0	4,615	0	4,615
Corporate Bonds & Notes	0	7,479	0	7,479
Mortgage-Backed Securities	0	411	0	411
Italy
Asset-Backed Securities	0	1,652	0	1,652
Corporate Bonds & Notes	0	1,307	0	1,307
Mortgage-Backed Securities	0	4,603	0	4,603
Sovereign Issues	0	71,491	0	71,491
Japan
Corporate Bonds & Notes	0	2,549	0	2,549
Sovereign Issues	0	15,479	0	15,479
Jersey, Channel Islands
Corporate Bonds & Notes	0	4,572	0	4,572
Luxembourg
Asset-Backed Securities	0	1,131	0	1,131
Corporate Bonds & Notes	0	2,936	0	2,936
Mexico
Sovereign Issues	0	26,799	0	26,799
Netherlands
Asset-Backed Securities	0	2,866	0	2,866
Corporate Bonds & Notes	0	140	0	140
Mortgage-Backed Securities	0	1,497	0	1,497
New Zealand
Sovereign Issues	0	44,402	0	44,402
Norway
Corporate Bonds & Notes	0	7,913	0	7,913

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Spain
Corporate Bonds & Notes	$0	$9,874	$0	$9,874
Sovereign Issues	0	51,731	0	51,731
Supranational
Corporate Bonds & Notes	0	42,488	0	42,488
Sweden
Corporate Bonds & Notes	0	3,116	0	3,116
Sovereign Issues	0	1,732	0	1,732
United Kingdom
Bank Loan Obligations	0	4,883	0	4,883
Corporate Bonds & Notes	0	10,461	0	10,461
Mortgage-Backed Securities	0	17,321	0	17,321
Sovereign Issues	0	43,386	0	43,386
United States
Asset-Backed Securities	0	9,266	0	9,266
Bank Loan Obligations	0	9,903	0	9,903
Corporate Bonds & Notes	0	26,995	0	26,995
Mortgage-Backed Securities	0	75,233	1,201	76,434
Preferred Securities	200	0	920	1,120
U.S. Government Agencies	0	65,979	12,347	78,326
U.S. Treasury Obligations	0	71,802	0	71,802
Virgin Islands (British)
Corporate Bonds & Notes	0	2,348	0	2,348
Short-Term Instruments
Repurchase Agreements	0	1,322	0	1,322
Mexico Treasury Bills	0	67,573	0	67,573
U.S. Treasury Bills	0	3,861	0	3,861
	$200	$937,883	$14,468	$952,551

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	12,528	0	0	12,528

Total Investments	$12,728	$937,883	$14,468	$965,079

Short Sales, at Value
U.S. Government Agencies	$0	$(17,831)	$0	$(17,831)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	508	28	0	536
Over the counter	0	8,123	0	8,123
	$508	$8,151	$0	$8,659

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	169

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

September 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(381)	$(18)	$0	$(399)
Over the counter	0	(14,396)	(5)	(14,401)
	$(381)	$(14,414)	$(5)	$(14,800)

Totals	$12,855	$913,789	$14,463	$941,107

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$1,184	$0	$(698)	$0	$1	$(2)	$0	$(485)	$0	$0
United States
Mortgage-Backed Securities	1,334	0	(130)	2	14	(19)	0	0	1,201	(13)
Preferred Securities	945	0	0	0	0	(25)	0	0	920	(25)
U.S. Government Agencies	13,949	0	(1,566)	0	0	(36)	0	0	12,347	(30)

	$17,412	$0	$(2,394)	$2	$15	$(82)	$0	$(485)	$14,468	$(68)

Financial Derivative Instruments - Liabilities
Over the counter	$(8)	$0	$0	$0	$0	$3	$0	$0	$(5)	$3

Totals	$17,404	$0	$(2,394)	$2	$15	$(79)	$0	$(485)	$14,463	$(65)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$116	Benchmark Pricing	Base Price	97.88-109.13
	1,085	Third Party Vendor	Broker Quote	83.67-93.47
Preferred Securities	920	Benchmark Pricing	Base Price	$ 7,066.86
U.S. Government Agencies	62	Benchmark Pricing	Base Price	97.25
	12,285	Third Party Vendor	Broker Quote	100.16

Financial Derivative Instruments - Liabilities
Over the counter	(5)	Indicative Market Quotation	Broker Quote	0.12-0.13

Total	$14,463

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

170	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

September 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.7%

AUSTRALIA 1.4%

CORPORATE BONDS & NOTES 1.1%
Commonwealth Bank of Australia
0.534% due 09/17/2014		$1,100	$1,103
2.250% due 03/16/2017		2,300	2,370
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,837

			5,310

MORTGAGE-BACKED SECURITIES 0.2%
Crusade Global Trust
0.366% due 11/19/2037	EUR	86	116
Puma Finance Ltd.
0.403% due 02/21/2038		$138	137
2.979% due 08/22/2037	AUD	51	47
Swan Trust
3.870% due 04/25/2041		470	442
Torrens Trust
2.983% due 10/19/2038		203	186

			928

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		500	577

Total Australia (Cost $6,803)			6,815

CANADA 1.7%

CORPORATE BONDS & NOTES 0.4%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,500	1,532
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		500	522

			2,054

SOVEREIGN ISSUES 1.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	102
Province of Ontario
2.100% due 09/08/2018		700	672
2.450% due 06/29/2022		$500	470
3.150% due 06/02/2022	CAD	3,300	3,176
4.000% due 10/07/2019		$400	436
Province of Quebec
2.750% due 08/25/2021		700	684
4.250% due 12/01/2021	CAD	700	730
5.125% due 11/14/2016		$300	338

			6,608

Total Canada (Cost $8,858)			8,662

CAYMAN ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%
Four Corners CLO Ltd.
0.534% due 01/26/2020		$1,001	992
Halcyon Structured Asset Management Long/Short Ltd.
0.490% due 08/07/2021		410	406
Lafayette CLO Ltd.
1.659% due 09/06/2022		77	77
Madison Park Funding Ltd.
0.535% due 05/10/2019		107	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stanfield Bristol CLO Ltd.
0.524% due 10/15/2019		$517	$516

Total Cayman Islands (Cost $2,067)			2,098

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	72	15
Realkredit Danmark A/S
1.383% due 01/01/2038		550	102

Total Denmark (Cost $104)			117

FRANCE 8.5%

CORPORATE BONDS & NOTES 2.5%
Caisse Francaise de Financement Local
0.168% due 06/20/2014		$1,000	997
1.550% due 10/31/2013	JPY	138,000	1,405
Dexia Credit Local S.A.
0.744% due 04/29/2014		$2,100	2,102
0.918% due 04/01/2014	GBP	300	486
2.750% due 01/10/2014		$6,300	6,337
2.750% due 04/29/2014		1,100	1,115
Vivendi S.A.
6.625% due 04/04/2018		100	113

			12,555

SOVEREIGN ISSUES 6.0%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		1,300	1,304
France Government Bond
1.000% due 05/25/2018	EUR	21,000	28,343

			29,647

Total France (Cost $41,613)			42,202

GERMANY 5.9%

CORPORATE BONDS & NOTES 4.9%
FMS Wertmanagement AoeR
0.351% due 02/18/2015	EUR	1,700	2,304
2.250% due 07/14/2014		700	962
2.375% due 12/15/2014		4,100	5,696
2.750% due 06/03/2016		800	1,147
3.375% due 06/17/2021		700	1,062
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	776
KFW
0.625% due 05/29/2015	EUR	4,000	5,449
2.000% due 11/30/2015		2,500	3,500
2.750% due 09/07/2015	GBP	1,400	2,355
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020	AUD	1,000	992
7.000% due 05/10/2017	NZD	200	179

			24,422

SOVEREIGN ISSUES 1.0%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	617	832
1.500% due 05/15/2023		2,800	3,710
2.000% due 08/15/2023		300	415
3.250% due 07/04/2021		100	155

			5,112

Total Germany (Cost $29,179)			29,534

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 1.2%

ASSET-BACKED SECURITIES 0.2%
Mercator CLO PLC
0.461% due 02/18/2024	EUR	633	$838

CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	719
4.375% due 01/18/2022		2,000	3,209

			3,928

MORTGAGE-BACKED SECURITIES 0.2%
Opera Germany PLC
0.440% due 10/20/2014		841	1,127

Total Ireland (Cost $5,510)			5,893

ITALY 8.3%

ASSET-BACKED SECURITIES 0.3%
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	990	1,285

CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
2.662% due 02/24/2014		$1,000	1,006

MORTGAGE-BACKED SECURITIES 0.6%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	1,622	2,010
CR Firenze Mutui SRL
0.505% due 04/26/2034		880	1,184

			3,194

SOVEREIGN ISSUES 7.2%
Italy Buoni Poliennali Del Tesoro
3.500% due 11/01/2017		500	688
3.500% due 06/01/2018		6,200	8,485
3.500% due 12/01/2018		300	407
4.500% due 08/01/2018		7,200	10,285
4.750% due 05/01/2017		700	1,006
4.750% due 06/01/2017		300	431
4.750% due 08/01/2023		2,700	3,786
5.250% due 08/01/2017		6,700	9,803
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	969

			35,860

Total Italy (Cost $40,154)			41,345

JAPAN 3.6%

SOVEREIGN ISSUES 3.6%
Japan Government International Bond
0.900% due 06/20/2022	JPY	420,000	4,382
1.600% due 03/20/2033		1,300,000	13,340

Total Japan (Cost $18,581)			17,722

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$800	810

Total Luxembourg (Cost $807)			810

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	171

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 3.8%

SOVEREIGN ISSUES 3.8%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	20,000	$1,522
7.000% due 06/19/2014		180,000	14,134
8.000% due 12/19/2013		30,000	2,316
10.000% due 12/05/2024		8,100	816

Total Mexico (Cost $19,054)			18,788

NETHERLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.562% due 01/17/2023	EUR	418	554
Eurocredit CDO BV
0.672% due 02/22/2020		123	164

Total Netherlands (Cost $708)			718

NEW ZEALAND 3.8%

CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$400	410

SOVEREIGN ISSUES 3.7%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	6,100	5,277
5.500% due 04/15/2023		3,800	3,383
6.000% due 12/15/2017		1,300	1,167
6.000% due 05/15/2021		5,300	4,854
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		4,550	3,576

			18,257

Total New Zealand (Cost $18,498)			18,667

NORWAY 1.1%

CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,459
3.000% due 11/17/2014		900	902
5.500% due 05/25/2016		500	524

			2,885

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.628% due 03/27/2017		2,400	2,422

Total Norway (Cost $5,140)			5,307

SPAIN 6.3%

CORPORATE BONDS & NOTES 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	700	970
4.125% due 01/13/2014		900	1,230
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		1,100	1,538
Banco Santander S.A.
3.125% due 09/28/2015		200	280

			4,018

SOVEREIGN ISSUES 5.5%
Autonomous Community of Madrid
4.200% due 09/24/2014		3,000	4,165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	300	$406
Instituto de Credito Oficial
1.971% due 03/25/2014		1,900	2,589
Spain Government International Bond
3.000% due 04/30/2015		1,300	1,798
3.250% due 04/30/2016		1,300	1,811
3.750% due 10/31/2018		3,600	5,006
4.500% due 01/31/2018		2,100	3,032
5.400% due 01/31/2023		2,500	3,678
5.500% due 07/30/2017		800	1,194
5.850% due 01/31/2022		1,100	1,673
Xunta de Galicia
6.131% due 04/03/2018		1,300	1,946

			27,298

Total Spain (Cost $30,075)			31,316

SUPRANATIONAL 2.2%

CORPORATE BONDS & NOTES 2.2%
European Investment Bank
6.125% due 01/23/2017	AUD	800	808
6.250% due 04/15/2015		1,200	1,177
European Union
2.500% due 12/04/2015	EUR	1,500	2,127
2.750% due 06/03/2016		1,800	2,585
3.500% due 06/04/2021		2,085	3,173
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	590
International Finance Corp.
5.000% due 08/03/2016	AUD	500	490

Total Supranational (Cost $10,633)			10,950

SWEDEN 0.6%

CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	318
4.250% due 10/10/2017	AUD	1,700	1,591
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	575

			2,484

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	647

Total Sweden (Cost $3,290)			3,131

UNITED KINGDOM 8.7%

BANK LOAN OBLIGATIONS 0.5%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$2,400	2,392

CORPORATE BONDS & NOTES 1.1%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,300	1,795
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	1,033
LBG Capital PLC
11.250% due 09/14/2023	GBP	200	376
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,468
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		$900	$879

			5,655

MORTGAGE-BACKED SECURITIES 3.4%
Eurosail PLC
0.638% due 03/13/2045	GBP	487	782
0.677% due 06/10/2044		231	359
Fosse Master Issuer PLC
2.610% due 10/18/2054		1,100	1,816
Granite Mortgages PLC
0.838% due 06/20/2044		553	886
Hercules Eclipse PLC
0.749% due 10/25/2018		1,511	2,271
Lanark Master Issuer PLC
1.662% due 12/22/2054		$900	915
Leek Finance Ltd.
0.510% due 09/21/2038		2,772	2,817
Newgate Funding PLC
1.517% due 12/15/2050	GBP	800	1,124
1.767% due 12/15/2050		400	521
Opera Finance PLC
0.711% due 02/02/2017		1,120	1,789
ResLoc U.K. PLC
0.677% due 12/15/2043		2,447	3,514

			16,794

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(f)		5,159	8,662
3.250% due 01/22/2044 (f)		2,900	4,453
4.250% due 03/07/2036		200	368
4.250% due 12/07/2040 (f)		900	1,661
4.500% due 09/07/2034 (f)		700	1,330
4.500% due 12/07/2042 (f)		1,100	2,121

			18,595

Total United Kingdom (Cost $41,764)			43,436

UNITED STATES 24.2%

ASSET-BACKED SECURITIES 3.1%
AFC Home Equity Loan Trust
0.889% due 12/22/2027		$2	2
Amortizing Residential Collateral Trust
0.879% due 10/25/2031		9	8
Amresco Residential Securities Mortgage Loan Trust
1.119% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.539% due 10/25/2035		2,000	1,763
Bear Stearns Asset-Backed Securities Trust
0.459% due 04/25/2036		3,500	3,111
0.839% due 10/25/2032		3	3
Countrywide Asset-Backed Certificates
0.359% due 09/25/2036		101	98
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032		7	6
EMC Mortgage Loan Trust
0.629% due 05/25/2043		752	686
First Alliance Mortgage Loan Trust
0.184% due 12/20/2027		23	21
GSAMP Trust
1.049% due 11/25/2034		1,000	901
Home Equity Asset Trust
0.364% due 07/25/2037		1,990	1,810

172	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	$137	$28
JPMorgan Mortgage Acquisition Trust
0.239% due 03/25/2047	87	82
Long Beach Mortgage Loan Trust
0.649% due 08/25/2035	156	152
MASTR Specialized Loan Trust
0.549% due 01/25/2037	1,722	946
Merrill Lynch Mortgage Investors Trust
0.659% due 05/25/2036	100	81
Mid-State Trust
8.330% due 04/01/2030	135	142
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,838	1,754
Renaissance Home Equity Loan Trust
0.679% due 12/25/2033	20	19
Residential Asset Mortgage Products Trust
0.739% due 06/25/2032	6	5
Residential Asset Securities Corp. Trust
0.679% due 07/25/2032 ^	15	12
0.974% due 01/25/2035	301	277
SLC Student Loan Trust
0.704% due 06/15/2017	109	109
SLM Student Loan Trust
1.766% due 04/25/2023	1,009	1,038
Specialty Underwriting & Residential Finance Trust
0.329% due 06/25/2037	737	445
0.679% due 06/25/2036	700	650
Structured Asset Investment Loan Trust
1.079% due 09/25/2034	1,100	1,034
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.579% due 05/25/2034	8	8

		15,199

BANK LOAN OBLIGATIONS 0.7%
Dell, Inc.
5.000% due 11/06/2013	3,200	3,198
Springleaf Financial Funding Co.
5.500% due 05/10/2017	103	103

		3,301

CORPORATE BONDS & NOTES 2.1%
Ally Financial, Inc.
4.625% due 06/26/2015	1,100	1,139
Boston Scientific Corp.
6.400% due 06/15/2016	300	337
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	515
CIT Group, Inc.
5.250% due 04/01/2014	600	611
Citigroup, Inc.
5.500% due 10/15/2014	157	165
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	364
Health Care REIT, Inc.
5.875% due 05/15/2015	400	430
International Lease Finance Corp.
5.650% due 06/01/2014	1,500	1,539
6.500% due 09/01/2014	800	834
6.750% due 09/01/2016	600	662
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	187
Lennar Corp.
5.600% due 05/31/2015	500	530

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		$116	$126
Masco Corp.
5.850% due 03/15/2017		1,000	1,088
6.125% due 10/03/2016		300	333
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	1,200	1,624
0.525% due 08/25/2014		100	135

			10,619

MORTGAGE-BACKED SECURITIES 5.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$207	210
American Home Mortgage Assets Trust
0.369% due 05/25/2046		351	248
American Home Mortgage Investment Trust
0.419% due 05/25/2047 ^		42	2
Banc of America Funding Corp.
5.500% due 08/25/2035		1	1
Banc of America Large Loan Trust
2.482% due 11/15/2015		3,799	3,807
Banc of America Mortgage Trust
2.799% due 06/25/2035		484	452
BCAP LLC Trust
0.920% due 01/26/2047		77	64
5.250% due 08/26/2037		145	147
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		153	154
2.578% due 08/25/2033		17	17
2.636% due 10/25/2033		20	21
2.793% due 03/25/2035		21	21
2.832% due 05/25/2034		38	36
2.842% due 09/25/2034		215	201
2.872% due 05/25/2047 ^		449	366
3.040% due 05/25/2034		18	18
3.169% due 11/25/2034		14	15
Bear Stearns Alt-A Trust
0.339% due 02/25/2034		96	94
2.667% due 05/25/2035		27	27
2.677% due 11/25/2035 ^		712	534
2.804% due 08/25/2036 ^		257	177
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		179	139
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		77	75
2.890% due 09/25/2037 ^		429	348
Commercial Mortgage Pass-Through Certificates
1.949% due 01/10/2046 (a)		4,957	497
Countrywide Alternative Loan Trust
0.360% due 02/20/2047		446	297
0.390% due 07/20/2046 ^		368	207
0.459% due 02/25/2037		510	371
0.529% due 05/25/2037 ^		268	177
1.543% due 11/25/2035		78	55
2.083% due 11/25/2035		26	19
2.897% due 02/25/2037 ^		122	104
3.889% due 08/25/2036		7	7
5.250% due 06/25/2035		39	34
5.361% due 11/25/2035 ^		379	286
6.250% due 08/25/2037 ^		52	42
6.500% due 06/25/2036 ^		107	83
Countrywide Home Loan Mortgage Pass-Through Trust
0.379% due 04/25/2046		580	455
0.519% due 06/25/2035		269	235
0.939% due 09/25/2034		62	57
2.551% due 04/20/2035		12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.666% due 08/25/2034	$146	$135
2.823% due 08/25/2034	15	13
Credit Suisse First Boston Mortgage Securities Corp.
2.455% due 08/25/2033	31	31
6.500% due 04/25/2033	7	7
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^	240	138
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	900	17
1.559% due 11/10/2046 (a)	2,386	97
Deutsche ALT-A Securities, Inc.
0.319% due 07/25/2047	1,244	1,029
Extended Stay America Trust
1.213% due 12/05/2031 (a)	4,000	104
Greenpoint Mortgage Funding Trust
0.449% due 11/25/2045	13	10
GS Mortgage Securities Trust
1.921% due 02/10/2046 (a)	2,974	329
2.557% due 11/10/2045 (a)	2,474	341
GSR Mortgage Loan Trust
1.940% due 03/25/2033	15	14
2.462% due 06/25/2034	39	39
3.014% due 01/25/2035	104	103
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.520% due 06/20/2035	43	39
1.008% due 12/19/2036 ^	165	121
2.595% due 05/19/2033	65	65
Impac CMB Trust
0.899% due 10/25/2034	1,264	1,067
1.179% due 07/25/2033	12	11
IndyMac Mortgage Loan Trust
4.656% due 09/25/2035	170	151
JPMorgan Mortgage Trust
2.105% due 11/25/2033	17	17
5.080% due 10/25/2035	80	80
MASTR Alternative Loan Trust
0.579% due 03/25/2036	61	13
Merrill Lynch Mortgage Investors Trust
0.429% due 08/25/2036	63	58
2.173% due 02/25/2036	312	295
2.313% due 02/25/2033	20	19
2.497% due 02/25/2036	114	106
2.959% due 05/25/2033	35	35
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	399	313
Residential Accredit Loans, Inc. Trust
0.329% due 02/25/2047	515	297
0.359% due 06/25/2046	493	213
1.653% due 08/25/2035	562	459
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^	104	48
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	3	4
Royal Bank of Scotland Capital Funding Trust
6.209% due 12/16/2049	200	223
Sequoia Mortgage Trust
0.380% due 07/20/2036	746	673
0.530% due 07/20/2033	103	102
Structured Adjustable Rate Mortgage Loan Trust
2.485% due 02/25/2034	24	24
2.498% due 09/25/2035	716	681
2.550% due 04/25/2034	63	63
Structured Asset Mortgage Investments Trust
0.389% due 05/25/2046	120	89
0.399% due 05/25/2036	288	182
0.399% due 09/25/2047	500	327

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	173

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.761% due 07/19/2034	$27	$27
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	357	236
Thornburg Mortgage Securities Trust
1.429% due 06/25/2037	596	501
1.429% due 06/25/2047	91	82
5.750% due 06/25/2037	752	764
5.750% due 06/25/2047	215	202
6.098% due 09/25/2037	381	399
WaMu Mortgage Pass-Through Certificates
0.469% due 07/25/2045	1,493	1,386
0.489% due 01/25/2045	59	55
1.355% due 05/25/2041	6	5
2.204% due 02/27/2034	48	48
2.350% due 12/25/2036 ^	1,314	1,110
2.418% due 08/25/2035	206	208
2.449% due 06/25/2033	18	18
2.467% due 12/25/2035	850	783
Washington Mutual MSC Mortgage Pass-Through Certificates
1.093% due 07/25/2046 ^	87	46
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	348	313
Wells Fargo Mortgage-Backed Securities Trust
2.636% due 04/25/2036	310	302
2.640% due 06/25/2035	614	628
6.000% due 07/25/2036	390	380
WFRBS Commercial Mortgage Trust
1.658% due 03/15/2045 (a)	7,365	634

		26,422

MUNICIPAL BONDS & NOTES 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	455	360

	SHARES
PREFERRED SECURITIES 0.3%
DG Funding Trust
2.534% due 10/30/2013 (d)	172	1,217
SLM Corp. CPI Linked Security
3.568% due 01/16/2018	1,800	40

		1,257

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
0.279% due 01/25/2021	$16	16
0.379% due 10/27/2037	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.679% due 12/25/2040	$588	$587
0.779% due 11/25/2020	1,124	1,128
2.492% due 11/01/2034	155	165
2.580% due 11/01/2015	2,354	2,362
3.000% due 11/01/2043	6,000	5,849
4.295% due 06/01/2021	3,190	3,519
5.000% due 12/01/2034	48	51
6.000% due 04/25/2043 - 07/25/2044	123	140
6.500% due 11/25/2042	177	203
Freddie Mac
0.632% due 12/15/2031	1	1
0.782% due 12/15/2037	166	166
1.177% due 11/25/2022 (a)	3,396	250
1.359% due 10/25/2044	206	212
Ginnie Mae
0.782% due 02/16/2030	32	32
0.832% due 02/16/2030	29	29
1.625% due 11/20/2021 - 06/20/2030	51	54
1.750% due 09/20/2023 - 09/20/2026	26	27
2.000% due 07/20/2022 - 05/20/2030	47	48
6.000% due 08/20/2034	857	973
NCUA Guaranteed Notes
0.552% due 11/06/2017	3,390	3,396
0.742% due 12/08/2020	1,318	1,329
Small Business Administration
5.600% due 09/01/2028	529	590
Tennessee Valley Authority
5.880% due 04/01/2036	637	764

		22,892

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Bonds
2.750% due 08/15/2042	2,200	1,824
2.750% due 11/15/2042 (f)(j)	6,700	5,545
3.125% due 11/15/2041	2,300	2,074
3.625% due 08/15/2043	2,300	2,273
3.750% due 08/15/2041	1,600	1,626
5.250% due 02/15/2029 (f)	5,000	6,253
5.500% due 08/15/2028 (h)(j)	4,400	5,634
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	102	100
0.125% due 01/15/2023	2,024	1,970
1.375% due 01/15/2020	216	237
1.750% due 01/15/2028 (h)	1,784	2,001
2.375% due 01/15/2027	347	419
2.500% due 01/15/2029	653	804
3.875% due 04/15/2029	995	1,428

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
1.500% due 08/31/2018 (f)(j)		$6,000	$6,042
1.625% due 08/15/2022		100	93
2.000% due 02/15/2023		1,500	1,430

			39,753

Total United States (Cost $119,063)			119,803

SHORT-TERM INSTRUMENTS 19.7%

COMMERCIAL PAPER 0.8%
Vodafone Group PLC
0.720% due 01/28/2014		$4,000	3,995

REPURCHASE AGREEMENTS (e) 0.0%
			165

MEXICO TREASURY BILLS 18.8%
3.872% due 10/03/2013 - 04/03/2014 (b)	MXN	1,235,000	93,166

U.S. TREASURY BILLS 0.1%
0.033% due 03/13/2014 (f)(j)		$331	331

Total Short-Term Instruments (Cost $100,510)			97,657

Total Investments in Securities (Cost $502,411)			504,971

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio		42,709	427

Total Short-Term Instruments (Cost $427)			427

Total Investments in Affiliates (Cost $427)			427

Total Investments 101.8% (Cost $502,838)			$505,398

Financial Derivative Instruments (g)(i) (0.5%)
(Cost or Premiums, net $(266))			(2,668)

Other Assets and Liabilities, net (1.3%)			(6,325)

Net Assets 100.0%			$496,405

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.

174	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$165	Freddie Mac 2.080% due 10/17/2022	$(172)	$165	$165

Total Repurchase Agreements						$(172)	$165	$165

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.090%	10/01/2013	10/18/2013	$(7,029)	$(7,029)
DEU	0.020%	10/01/2013	10/18/2013	(3,725)	(3,725)

Total Reverse Repurchase Agreements					$(10,754)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPS	0.460%	10/01/2013	11/14/2013	GBP (1,322)	$(2,149)
	0.519%	07/11/2013	10/10/2013	(4,698)	(7,619)
MYI	0.500%	10/01/2013	11/14/2013	(2,619)	(4,259)
	0.550%	10/01/2013	10/25/2013	(2,245)	(3,649)

Total Sale-Buyback Transactions					$(17,676)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $10,703 at a weighted average interest rate of 0.492%.
(3)	Payable for sale-buyback transactions includes $40 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(f)	Securities with an aggregate market value of $28,476 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BSN	$0	$(7,029)	$0	$0	$(7,029)	$6,998	$(31)
DEU	0	(3,725)	0	0	(3,725)	3,728	3
SSB	165	0	0	0	165	(172)	(7)

Master Securities Forward Transactions Agreement
BPS	0	0	(9,768)	0	(9,768)	9,893	125
MSC	0	0	0	0	0	(50)	(50)
MYI	0	0	(7,908)	0	(7,908)	7,857	(51)

Total Borrowings and Other Financing Transactions	$165	$(10,754)	$(17,676)	$0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	175

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2015	209	$(29)	$32	$(7)
3-Month Euribor June Futures	Long	06/2015	316	(8)	16	(8)
3-Month Euribor March Futures	Long	03/2015	21	1	2	0
3-Month Euribor March Futures	Long	03/2016	20	(13)	3	(1)
3-Month Euribor September Futures	Long	09/2015	333	(1)	45	(11)
90-Day Eurodollar December Futures	Long	12/2014	348	100	13	0
90-Day Eurodollar June Futures	Long	06/2014	200	2	0	0
90-Day Eurodollar June Futures	Long	06/2015	271	25	17	0
90-Day Eurodollar March Futures	Long	03/2015	204	11	10	0
90-Day Eurodollar September Futures	Long	09/2014	290	14	4	0
90-Day Eurodollar September Futures	Long	09/2015	271	6	7	(1)
Australia Government 3-Year Bond December Futures	Long	12/2013	225	170	38	0
Australia Government 10-Year Bond December Futures	Long	12/2013	43	84	22	0
Call Options Strike @ EUR 97.125 on 3-Month Euribor December Futures	Short	12/2014	61	2	0	(4)
Euro-Bobl December Futures	Long	12/2013	12	21	4	0
Euro-BTP Italy Government Bond December Futures	Long	12/2013	1	(2)	0	(1)
Euro-Bund 10-Year Bond December Futures	Long	12/2013	10	0	1	(22)
Japan Government 10-Year Bond December Futures	Long	12/2013	22	267	27	(4)
Put Options Strike @ EUR 94.250 on 3-Month Euribor December Futures	Short	12/2014	61	17	3	0
U.S. Treasury 10-Year Note December Futures	Short	12/2013	150	(259)	0	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	862	150	26	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	49	(57)	3	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2014	62	7	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	69	9	4	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	315	(98)	16	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	96	2	2	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	280	(237)	17	(3)
United Kingdom Government 10-Year Gilt December Futures	Short	12/2013	144	(486)	7	(96)

Total Futures Contracts				$(302)	$320	$(193)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Variation Margin
								Asset	Liability
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	1,400	$78	$55	$0	$(6)
Pay	3-Month USD-LIBOR	2.650%	07/31/2023	$	4,500	(18)	12	3	0
Pay	3-Month USD-LIBOR	3.000%	12/18/2023		1,500	19	3	1	0
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	900	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.250%	03/19/2024		4,500	16	0	0	0

Total Swap Agreements						$97	$72	$4	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(h)	Securities with an aggregate market value of $2,559 and cash of $1,041 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$320	$4	$324	$0	$(200)	$(19)	$(219)

(1)	Unsettled variation margin asset of $0 and liability of $(20) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.

176	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		AUD	345	$		315	$ 0	$ (7)
	10/2013		EUR	29,561			39,454	0	(538)
	10/2013		GBP	21,413			33,254	0	(1,411)
	10/2013		JPY	5,080,300			51,382	0	(307)
	10/2013		MXN	235,973			19,000	974	0
	10/2013		NZD	23,563			18,228	0	(1,343)
	10/2013	$		9,740		AUD	10,468	25	0
	11/2013		AUD	10,468	$		9,719	0	(25)
	11/2013		MXN	39,293			3,130	139	0
	12/2013	$		501		MXN	6,487	0	(8)
	03/2014		MXN	5,854	$		459	17	0
	09/2015	$		40		CNY	246	0	(1)

BPS	10/2013		AUD	3,283	$		3,004	0	(59)
	11/2013			6,476			6,031	2	0
	11/2013	$		999		AUD	1,069	0	(3)
	12/2013		MXN	12,588	$		964	8	0
	12/2013	$		714		MXN	9,324	0	(6)

BRC	10/2013		BRL	764	$		348	3	0
	10/2013		EUR	2,479			3,289	0	(64)
	10/2013		JPY	191,700			1,933	1	(18)
	10/2013		RUB	7,770			233	0	(7)
	10/2013	$		343		BRL	764	2	0
	10/2013			190		CAD	196	0	0
	10/2013			843		GBP	537	26	0
	10/2013			6,900		JPY	677,900	0	(3)
	10/2013			621		RUB	19,768	0	(11)
	11/2013		BRL	1,363	$		571	0	(39)
	11/2013		EUR	2,658			3,583	0	(13)
	11/2013	$		3,886		EUR	2,870	0	(3)
	11/2013			8,601		GBP	5,313	0	(2)
	12/2013		MXN	9,889	$		775	24	0
	12/2013	$		1,753		MXN	22,755	0	(25)
	04/2014			200		CNY	1,217	0	(3)
	09/2015			371			2,246	0	(12)

CBK	10/2013		AUD	9,637	$		8,707	15	(298)
	10/2013		EUR	54,514			72,681	0	(1,068)
	10/2013		JPY	67,500			687	1	0
	10/2013	$		3,571		AUD	3,844	15	0
	10/2013			10,867		EUR	8,255	301	0
	10/2013			6,309		GBP	4,037	226	0
	10/2013			54		HKD	419	0	0
	10/2013			1,113		IDR	11,727,989	0	(103)
	10/2013			109		ZAR	1,080	0	(1)
	11/2013			86		JPY	8,437	0	0
	12/2013		MXN	25,103	$		1,899	0	(7)
	04/2014			22,431			1,722	33	0
	04/2014	$		453		CNY	2,759	0	(6)
	09/2015			1,575			9,516	0	(57)

DUB	10/2013		AUD	991	$		923	0	(1)
	10/2013		BRL	2,323			1,042	0	(6)
	10/2013	$		1,047		BRL	2,323	2	0
	10/2013			33,379		GBP	20,912	475	0
	10/2013			7,652		JPY	743,740	0	(85)
	10/2013			19,470		NZD	23,563	100	0
	11/2013		GBP	20,912	$		33,371	0	(474)
	11/2013		NZD	23,563			19,427	0	(100)
	12/2013		CAD	5,073			4,940	26	0
	12/2013		MXN	14,355			1,085	0	(5)
	12/2013	$		378		CLP	195,432	6	0
	12/2013			1,497		MXN	19,383	0	(25)
	01/2014		BRL	2,323	$		1,026	0	(1)
	06/2014		MXN	187,572			14,195	157	0

FBF	10/2013		GBP	1,287			2,034	0	(49)
	10/2013	$		300		JPY	29,662	2	0
	11/2013			2,579		BRL	5,987	102	0
	12/2013		MXN	23,522	$		1,828	42	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	177

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
GLM	10/2013		EUR	2,970	$		3,981	$0	$(37)
	10/2013		RUB	2,621			80	0	(1)
	10/2013	$		85,866		EUR	63,510	74	(21)
	10/2013			4,650		GBP	2,904	51	0
	11/2013		DKK	560	$		100	0	(2)
	11/2013		EUR	59,067			79,936	21	0
	11/2013		MXN	43,388			3,415	116	0
	12/2013			217			17	0	0
	12/2013	$		978		MXN	12,635	0	(19)
	03/2014		MXN	600,494	$		45,362	337	(259)

GST	04/2014	$		174		CNY	1,060	0	(2)

HUS	10/2013		AUD	3,560	$		3,325	30	(26)
	10/2013		EUR	569			770	0	0
	10/2013		GBP	2,158			3,464	0	(29)
	10/2013		JPY	560,317			5,647	0	(54)
	10/2013		MXN	115,928			9,401	556	0
	10/2013		RUB	6,358			190	0	(6)
	10/2013	$		622		EUR	469	12	0
	10/2013			12,062		JPY	1,184,500	18	(29)
	10/2013			52		NZD	63	0	0
	11/2013		AUD	991	$		923	0	0
	11/2013		EUR	1,317			1,779	0	(3)
	11/2013		SEK	10,125			1,552	0	(22)
	12/2013	$		758		MXN	9,951	0	(2)
	04/2014		MXN	137,258	$		10,551	215	0
	04/2014	$		134		CNY	815	0	(2)

JPM	10/2013		EUR	19,673	$		26,183	0	(432)
	10/2013		IDR	11,986,635			1,139	107	0
	10/2013		JPY	85,300			863	0	(4)
	10/2013	$		2,344		AUD	2,513	8	(8)
	10/2013			10,427		JPY	1,038,961	144	0
	10/2013		ZAR	8,075	$		805	2	0
	11/2013		EUR	349			471	0	(1)
	11/2013		GBP	1,328			2,125	0	(24)
	11/2013		MXN	10,805			864	41	0
	11/2013	$		1,215		AUD	1,299	0	(6)
	11/2013			1,327		GBP	828	13	0
	12/2013		MXN	44,213	$		3,382	36	(11)
	12/2013	$		758		MXN	9,951	0	(2)
	04/2014			283		CNY	1,724	0	(4)
	09/2015			465			2,810	0	(17)

MSC	10/2013		BRL	2,775	$		1,149	0	(103)
	10/2013		EUR	1,230			1,642	0	(22)
	10/2013		GBP	3,860			6,138	0	(111)
	10/2013	$		1,224		BRL	2,775	28	0
	10/2013			522		GBP	328	9	0
	10/2013			4,969		JPY	493,200	49	0
	11/2013		BRL	2,775	$		1,215	0	(27)
	12/2013		MXN	10,586			842	38	0
	12/2013	$		2,063		MXN	26,779	0	(30)
	09/2015			40		CNY	246	0	(1)

RBC	12/2013		MXN	20,469	$		1,612	58	0

RYL	10/2013	$		3,768		JPY	376,400	61	0
	11/2013		EUR	8,065	$		10,921	9	0
	12/2013		MXN	9,360			708	0	(3)
	04/2014	$		289		CNY	1,764	0	(3)

SCX	10/2013			4,063			25,029	21	0
	01/2014		CNY	25,029	$		4,056	0	(9)

UAG	10/2013		BRL	1,559			707	4	0
	10/2013		CNY	25,029			4,030	0	(54)
	10/2013		NZD	120			99	0	(1)
	10/2013	$		699		BRL	1,559	4	0
	10/2013			51,240		EUR	38,021	197	0
	10/2013			3,001		JPY	297,400	25	0
	10/2013			613		ZAR	6,177	1	0
	11/2013		EUR	36,211	$		48,835	0	(157)
	12/2013		MXN	38,295			2,928	31	(11)
	04/2014	$		267		CNY	1,625	0	(4)

WST	10/2013		JPY	4,823	$		49	0	0

Total Forward Foreign Currency Contracts								$5,040	$(7,753)

178	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	3,000	$242	$434

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		2,100	174	303

Total Purchased Options								$416	$737

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	13,000	$(247)	$(453)

BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	1,600	(9)	(12)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$	8,800	(166)	(307)

DUB	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,300	(12)	(6)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,300	(13)	(8)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	1,300	(8)	(10)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013	$	14,700	(54)	(7)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		14,600	(61)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750%	10/25/2013	GBP	2,200	(16)	(16)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	7,400	(14)	(8)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,400	(14)	(9)

								$(614)	$(843)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Call - OTC Fannie Mae 4.000% due 11/01/2043	$	104.500	11/06/2013	$7,000	$(17)	$(54)

JPM	Call - OTC Fannie Mae 4.000% due 11/01/2043		104.500	11/06/2013	11,000	(29)	(85)

						$(46)	$(139)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$(1)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	600	(6)	(1)

						$(12)	$(2)

Total Written Options						$(672)	$(984)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Premiums
Balance at 03/31/2013	54	$	125,766	EUR	65,640	GBP	0	JPY	0	$(1,173)
Sales	0		140,062		0		5,100		810,000	(975)
Closing Buys	(27)		(120,556)		(16,540)		0		0	869
Expirations	0		(44,268)		(21,700)		0		(410,000)	424
Exercised	(27)		(30,804)		0		0		(400,000)	183

Balance at 09/30/2013	0	$	70,200	EUR	27,400	GBP	5,100	JPY	0	$(672)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	179

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.990%	)	09/20/2015	0.189%	$ 138	$0	$(2)	$0	$(2)

BPS	Lennar Corp.	(5.000%	)	06/20/2015	0.785%	500	(15)	(22)	0	(37)

BRC	British Sky Broadcasting Group PLC	(0.700%	)	12/20/2018	0.641%	800	0	(3)	0	(3)
	Health Care REIT, Inc.	(2.930%	)	06/20/2015	0.322%	400	0	(18)	0	(18)

CBK	Pearson Dollar Finance PLC	(0.690%	)	06/20/2018	0.586%	275	0	(1)	0	(1)

DUB	Masco Corp.	(5.000%	)	12/20/2016	0.962%	300	(41)	2	0	(39)
	Masco Corp.	(5.000%	)	03/20/2017	1.092%	1,000	(142)	7	0	(135)
	Tate & Lyle International Finance PLC	(0.510%	)	12/20/2014	0.269%	100	0	0	0	(0)

RYL	Burlington Northern Santa Fe LLC	(0.510%	)	03/20/2018	0.181%	446	0	(7)	0	(7)
	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	1.182%	637	0	5	5	0

SOG	Pearson Dollar Finance PLC	(1.040%	)	06/20/2018	0.586%	1,000	0	(21)	0	(21)
	Royal Bank of Scotland Group PLC	(3.000%	)	03/20/2015	1.392%	1,000	(2)	(23)	0	(25)

							$(200)	$(83)	$5	$(288)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
BOA	Japan Government International Bond	1.000%	06/20/2018	0.588%	$ 4,200	$81	$1	$82	$0

DUB	Australia Government Bond	1.000%	09/20/2016	0.215%	1,100	17	9	26	0

GST	Japan Government International Bond	1.000%	06/20/2018	0.588%	4,200	77	4	81	0

MYC	H.J. Heinz Co.	1.000%	03/20/2018	1.195%	500	(25)	21	0	(4)
	Japan Government International Bond	1.000%	06/20/2018	0.588%	1,900	35	2	37	0

RYL	Australia Government Bond	1.000%	12/20/2016	0.231%	100	0	3	3	0

UAG	Australia Government Bond	1.000%	09/20/2016	0.215%	100	1	1	2	0

						$186	$41	$231	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (5)
								Asset	Liability
BOA	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018	JPY	930,000	$40	$33	$73	$0
BRC	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		70,000	3	3	6	0
DUB	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		60,000	2	3	5	0
GST	iTraxx Japan 19 5-Year Index	1.000%	06/20/2018		350,000	12	16	28	0

						$57	$55	$112	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

180	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.910%	01/02/2017	BRL	4,500	$(30)	$(64)	$0	$(94)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		1,500	1	3	4	0
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	7,000	0	5	5	0
	Pay	28-Day MXN-TIIE	5.510%	09/11/2018		12,100	(1)	9	8	0

BRC	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	25,600	12	54	66	0
	Pay	28-Day MXN-TIIE	5.520%	09/11/2018	MXN	5,500	0	4	4	0

HUS	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		28,300	(39)	20	0	(19)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		7	0	0	0	0

JPM	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	32,900	10	75	85	0

MYC	Pay	1-Year BRL-CDI	11.470%	01/02/2017		14,500	4	33	37	0
	Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MXN	8,800	(10)	44	34	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		300	0	1	1	0

							$(53)	$184	$244	$(113)

Total Swap Agreements							$(10)	$197	$592	$(405)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $3,107 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$1,155	$434	$172	$1,761	$(3,640)	$(453)	$(96)	$(4,189)	$(2,428)	$1,953	$(475)
BPS	10	0	0	10	(68)	0	(37)	(105)	(95)	0	(95)
BRC	56	0	76	132	(200)	(12)	(21)	(233)	(101)	0	(101)
CBK	591	303	0	894	(1,540)	(308)	(1)	(1,849)	(955)	823	(132)
DUB	766	0	31	797	(697)	(25)	(174)	(896)	(99)	170	71
FBF	146	0	0	146	(49)	0	0	(49)	97	0	97
GLM	599	0	0	599	(339)	(7)	0	(346)	253	(430)	(177)
GSC	0	0	0	0	0	(54)	0	(54)	(54)	0	(54)
GST	0	0	109	109	(2)	0	0	(2)	107	0	107
HUS	831	0	0	831	(173)	0	(19)	(192)	639	(750)	(111)
JPM	351	0	85	436	(509)	(85)	0	(594)	(158)	119	(39)
MSC	124	0	0	124	(294)	0	0	(294)	(170)	(124)	(294)
MYC	0	0	109	109	0	(23)	(4)	(27)	82	(230)	(148)
RBC	58	0	0	58	0	0	0	0	58	(260)	(202)
RYL	70	0	8	78	(6)	(17)	(7)	(30)	48	0	48
SCX	21	0	0	21	(9)	0	0	(9)	12	0	12
SOG	0	0	0	0	0	0	(46)	(46)	(46)	41	(5)
UAG	262	0	2	264	(227)	0	0	(227)	37	0	37

Total Over the Counter	$5,040	$737	$592	$6,369	$(7,753)	$(984)	$(405)	$(9,142)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	181

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$320	$320
Swap Agreements	0	0	0	0	4	4

	$0	$0	$0	$0	$324	$324

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,040	$0	$5,040
Purchased Options	0	0	0	0	737	737
Swap Agreements	0	348	0	0	244	592

	$0	$348	$0	$5,040	$981	$6,369

	$0	$348	$0	$5,040	$1,305	$6,693

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$200	$200
Swap Agreements	0	0	0	0	19	19

	$0	$0	$0	$0	$219	$219

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,753	$0	$7,753
Written Options	0	0	0	0	984	984
Swap Agreements	0	292	0	0	113	405

	$0	$292	$0	$7,753	$1,097	$9,142

	$0	$292	$0	$7,753	$1,316	$9,361

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	(2,541)	(2,541)
Swap Agreements	0	0	0	0	(1,043)	(1,043)

	$0	$0	$0	$0	$(3,573)	$(3,573)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,141	$0	$3,141
Written Options	0	0	0	(202)	402	200
Swap Agreements	0	110	0	6,741	389	7,240

	$0	$110	$0	$9,680	$791	$10,581

	$0	$110	$0	$9,680	$(2,782)	$7,008

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(8)	$(8)
Futures	0	0	0	0	(2,370)	(2,370)
Swap Agreements	0	0	0	0	683	683

	$0	$0	$0	$0	$(1,695)	$(1,695)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,731)	$0	$(2,731)
Purchased Options	0	0	0	0	288	288
Written Options	0	0	0	(63)	(579)	(642)
Swap Agreements	0	41	0	(5,462)	(40)	(5,461)

	$0	$41	$0	$(8,256)	$(331)	$(8,546)

	$0	$41	$0	$(8,256)	$(2,026)	$(10,241)

182	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$5,310	$0	$5,310
Mortgage-Backed Securities	0	928	0	928
Sovereign Issues	0	577	0	577
Canada
Corporate Bonds & Notes	0	2,054	0	2,054
Sovereign Issues	0	6,608	0	6,608
Cayman Islands
Asset-Backed Securities	0	2,098	0	2,098
Denmark
Corporate Bonds & Notes	0	117	0	117
France
Corporate Bonds & Notes	0	12,555	0	12,555
Sovereign Issues	0	29,647	0	29,647
Germany
Corporate Bonds & Notes	0	24,422	0	24,422
Sovereign Issues	0	5,112	0	5,112
Ireland
Asset-Backed Securities	0	838	0	838
Corporate Bonds & Notes	0	3,928	0	3,928
Mortgage-Backed Securities	0	1,127	0	1,127
Italy
Asset-Backed Securities	0	1,285	0	1,285
Corporate Bonds & Notes	0	1,006	0	1,006
Mortgage-Backed Securities	0	3,194	0	3,194
Sovereign Issues	0	35,860	0	35,860
Japan
Sovereign Issues	0	17,722	0	17,722
Luxembourg
Corporate Bonds & Notes	0	810	0	810
Mexico
Sovereign Issues	0	18,788	0	18,788
Netherlands
Asset-Backed Securities	0	718	0	718
New Zealand
Corporate Bonds & Notes	0	410	0	410
Sovereign Issues	0	18,257	0	18,257
Norway
Corporate Bonds & Notes	0	2,885	0	2,885
Sovereign Issues	0	2,422	0	2,422
Spain
Corporate Bonds & Notes	0	4,018	0	4,018
Sovereign Issues	0	27,298	0	27,298
Supranational
Corporate Bonds & Notes	0	10,950	0	10,950

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Sweden
Corporate Bonds & Notes	$0	$2,484	$0	$2,484
Sovereign Issues	0	647	0	647
United Kingdom
Bank Loan Obligations	0	2,392	0	2,392
Corporate Bonds & Notes	0	5,655	0	5,655
Mortgage-Backed Securities	0	16,794	0	16,794
Sovereign Issues	0	18,595	0	18,595
United States
Asset-Backed Securities	0	15,199	0	15,199
Bank Loan Obligations	0	3,301	0	3,301
Corporate Bonds & Notes	0	10,619	0	10,619
Mortgage-Backed Securities	0	26,357	65	26,422
Municipal Bonds & Notes	0	360	0	360
Preferred Securities	40	0	1,217	1,257
U.S. Government Agencies	0	18,167	4,725	22,892
U.S. Treasury Obligations	0	39,753	0	39,753
Short-Term Instruments
Commercial Paper	0	3,995	0	3,995
Repurchase Agreements	0	165	0	165
Mexico Treasury Bills	0	93,166	0	93,166
U.S. Treasury Bills	0	331	0	331
	$40	$498,924	$6,007	$504,971

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$427	$0	$0	$427

Total Investments	$467	$498,924	$6,007	$505,398

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	320	4	0	324
Over the counter	0	6,369	0	6,369
	$320	$6,373	$0	$6,693

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(193)	(6)	0	(199)
Over the counter	0	(9,140)	(2)	(9,142)
	$(193)	$(9,146)	$(2)	$(9,341)

Totals	$594	$496,151	$6,005	$502,750

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$177	$0	$(100)	$0	$0	$0	$0	$(77)	$0	$0
United States
Mortgage-Backed Securities	69	0	(5)	0	1	0	0	0	65	0
Preferred Securities	1,250	0	0	0	0	(33)	0	0	1,217	(32)
U.S. Government Agencies	5,230	0	(500)	0	0	(5)	0	0	4,725	(2)

	$6,726	$0	$(605)	$0	$1	$(38)	$0	$(77)	$6,007	$(34)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	183

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2013 (Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Financial Derivative Instruments - Liabilities
Over the counter	$(2)	$0	$0	$0	$0	$0	$0	$0	$(2)	$0

Totals	$6,724	$0	$(605)	$0	$1	$(38)	$0	$(77)	$6,005	$(34)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$65	Third Party Vendor	Broker Quote	83.67
Preferred Securities	1,217	Benchmark Pricing	Base Price	$ 7,066.86
U.S. Government Agencies	4,725	Third Party Vendor	Broker Quote	100.16-100.94

Financial Derivative Instruments - Liabilities
Over the counter	(2)	Indicative Market Quotation	Broker Quote	0.12-0.13

Total	$6,005

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

184	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2013 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of ten funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	185

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual

186	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2013 (Unaudited)

appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	187

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

188	PIMCO INTERNATIONAL BOND FUNDS

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value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2013, the PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Fund (Unhedged) and PIMCO Global Bond Fund (U.S. Dollar-Hedged) had

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	189

Notes to Financial Statements (Cont.)

$28,478,302, $32,874,953, $27,978,683, $6,395,128 and $3,197,564 respectively in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2013 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the

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U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2013 (amounts in thousands):

PIMCO Emerging Markets Full Spectrum Bond Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$3,023	$147,954	$(1,487)	$(196)	$(4,873)	$144,421	$1,528	$0
PIMCO Emerging Markets Bond Fund	530	68,223	(7,090)	(429)	(456)	60,778	733	0
PIMCO Emerging Markets Corporate Bond Fund	1,481	57,024	(5,087)	(357)	(588)	52,473	393	0
PIMCO Short-Term Floating NAV Portfolio	5	129,909	(124,800)	(4)	1	5,111	8	0
Totals	$5,039	$403,110	$(138,464)	$(986)	$(5,916)	$262,783	$2,662	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio
Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$1,831,733	$2,792,358	$(3,580,000)	$73	$(40)	$1,044,124	$1,758	$0
PIMCO Emerging Markets Bond Fund	217,136	1,362,760	(1,280,400)	9	10	299,515	460	0

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Investments in PIMCO Short-Term Floating NAV Portfolio (Cont.)
Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Corporate Bond Fund	$123,062	$455,699	$(425,400)	$1	$7	$153,369	$199	$0
PIMCO Emerging Markets Currency Fund	455,803	3,241,403	(3,050,600)	163	5	646,774	1,303	0
PIMCO Foreign Bond Fund (Unhedged)	780,747	2,182,816	(2,854,800)	40	(71)	108,732	316	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	871,667	2,317,732	(3,147,900)	87	(75)	41,511	433	0
PIMCO Global Advantage® Strategy Bond Fund	883,650	1,310,429	(1,905,600)	(168)	69	288,380	1,029	0
PIMCO Global Bond Fund (Unhedged)	122,361	387,068	(496,900)	9	(10)	12,528	68	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	118,457	248,960	(367,000)	20	(10)	427	60	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$32	$681,795	$(50,000)	$0	$126	$631,953	$96	$0
PIMCO Emerging Markets Bond Fund	22	0	0	0	1	23	0	0
PIMCO Emerging Markets Currency Fund	355,760	297,801	0	0	167	653,728	601	0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms

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between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable

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change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a

Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns for a Fund or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or

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made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swap agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues with fixed coupons. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that

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name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

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Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	197

Notes to Financial Statements (Cont.)

U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

198	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2013 (Unaudited)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO Emerging Local Bond Fund	0.45%	0.45%	0.55%	0.45%	0.65%	0.65%
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.38%	0.55%	0.55%
PIMCO Emerging Markets Corporate Bond Fund	0.75%	0.40%	0.50%	N/A	0.55%	0.55%
PIMCO Emerging Markets Currency Fund	0.45%	0.40%	0.50%	0.40%	0.55%	0.55%
PIMCO Emerging Markets Full Spectrum Bond Fund	0.59%	0.40%	0.50%	N/A	0.55%	0.55%
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Global Advantage® Strategy Bond Fund	0.40%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.40%	0.30%	0.45%	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	0.30%	N/A	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	199

Notes to Financial Statements (Cont.)

or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the PIMCO Emerging Markets Corporate Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2013, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Emerging Markets Full Spectrum Bond Fund	$43

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2014, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days notice prior to the end of the contract term.

The waivers are reflected on the Statements of Operations/Consolidated Statement of Operations as a component of Waiver by PIMCO. During the period ended September 30, 2013, the Fund below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO Emerging Markets Full Spectrum Fund	$550

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2013, the

200	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2013 (Unaudited)

Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Emerging Local Bond Fund	$152,071	$146,503
PIMCO Emerging Markets Bond Fund	202,672	224,355
PIMCO Emerging Markets Corporate Bond Fund	364,905	171,162
PIMCO Emerging Markets Currency Fund	360,510	81,922
PIMCO Foreign Bond Fund (Unhedged)	43,827	195,999
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	42,731	88,450
PIMCO Global Advantage® Strategy Bond Fund	113,900	228,473
PIMCO Global Bond Fund (Unhedged)	5,528	54,840
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	1,260	28,493

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Emerging Local Bond Fund	$23,111	$19,270	$1,845,359	$2,291,763
PIMCO Emerging Markets Bond Fund	0	0	965,237	1,431,063
PIMCO Emerging Markets Corporate Bond Fund	0	0	762,215	597,402
PIMCO Emerging Markets Currency Fund	103,689	102,345	624,005	1,000,758
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	273,201	13,664
PIMCO Foreign Bond Fund (Unhedged)	684,441	714,201	2,637,192	3,372,745
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	840,607	831,134	3,627,029	2,700,541
PIMCO Global Advantage® Strategy Bond Fund	1,168,356	1,810,479	5,970,270	6,274,800
PIMCO Global Bond Fund (Unhedged)	116,324	139,457	353,150	357,812
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	93,772	99,776	190,215	211,387

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	201

Notes to Financial Statements (Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Emerging Local Bond Fund (1)				PIMCO Emerging Markets Bond Fund (2)				PIMCO Emerging Markets Corporate Bond Fund (3)
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	180,998	$1,836,039	382,866	$4,091,994	66,348	$772,521	148,169	$1,785,505	22,642	$263,073	64,861	$777,207
Class P	23,894	250,226	69,897	757,563	7,086	82,857	21,162	256,600	7,422	87,224	19,677	229,747
Administrative Class	1,812	19,367	1,507	16,274	951	10,986	3,814	46,086	0	0	0	0
Class D	14,220	145,595	27,597	297,253	6,820	79,440	22,008	269,680	85	992	196	2,377
Class A	7,181	74,369	26,975	290,368	8,184	94,167	46,590	560,502	625	7,599	1,241	15,051
Class B	0	0	0	0	14	162	23	284	0	0	0	0
Class C	1,237	12,767	3,947	42,687	890	10,574	5,064	61,865	26	318	140	1,700
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	24,457	243,493	54,970	593,805	10,295	118,315	20,823	253,845	1,428	16,526	2,752	33,058
Class P	1,455	14,533	4,176	45,106	672	7,736	1,411	17,222	16	182	10	125
Administrative Class	104	1,042	197	2,125	51	594	128	1,567	0	0	0	0
Class D	1,534	15,288	4,018	43,368	820	9,455	1,774	21,642	1	18	2	22
Class A	862	8,614	2,081	22,466	1,158	13,330	3,001	36,709	15	172	16	196
Class B	0	0	0	0	5	59	18	216	0	0	0	0
Class C	222	2,215	618	6,678	291	3,344	605	7,386	1	16	2	20
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(206,835)	(2,064,489)	(194,713)	(2,090,246)	(78,433)	(897,282)	(119,061)	(1,450,831)	(11,339)	(128,650)	(18,524)	(224,215)
Class P	(61,489)	(613,630)	(87,138)	(932,252)	(13,539)	(155,861)	(15,163)	(185,920)	(4,736)	(54,067)	(2,318)	(27,620)
Administrative Class	(1,778)	(17,360)	(1,291)	(13,807)	(1,933)	(22,132)	(3,224)	(38,507)	0	0	0	0
Class D	(18,584)	(187,633)	(27,751)	(296,730)	(16,194)	(186,576)	(18,286)	(223,030)	(85)	(1,005)	(98)	(1,200)
Class A	(21,718)	(216,715)	(23,373)	(250,013)	(16,911)	(194,735)	(40,185)	(491,037)	(1,446)	(16,551)	(135)	(1,640)
Class B	0	0	0	0	(167)	(1,934)	(464)	(5,568)	0	0	0	0
Class C	(4,867)	(48,615)	(5,234)	(55,968)	(5,041)	(57,693)	(3,697)	(44,969)	(64)	(748)	(5)	(58)
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(57,295)	$(524,894)	239,349	$2,570,671	(28,633)	$(312,673)	74,510	$879,247	14,591	$175,099	67,817	$804,770

202	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2013 (Unaudited)

PIMCO Emerging Markets Currency Fund (4)				PIMCO Emerging Markets Full Spectrum Bond Fund				PIMCO Foreign Bond Fund (Unhedged)
Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Period From 02/25/2013 to 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

48,845	$500,655	125,041	$1,281,119	27,139	$252,584	393	$3,926	27,503	$279,723	110,086	$1,210,166
1,311	13,599	3,854	39,964	219	2,195	5	49	3,229	32,645	11,159	122,296
94	968	456	4,739	0	0	0	0	329	3,320	623	6,939
961	9,934	3,798	39,845	1,681	15,849	111	1,102	6,029	60,850	35,835	385,475
621	6,422	1,943	20,318	381	3,556	22	221	2,225	22,611	9,525	105,506
0	0	0	0	0	0	0	0	0	0	0	0
78	815	266	2,794	51	504	5	47	169	1,710	1,372	15,204
0	0	0	0	0	0	0	0	0	0	0	0

4,577	46,808	12,829	134,187	265	2,402	1	14	3,070	30,920	18,047	199,730
23	230	71	743	1	12	0	0	133	1,336	720	7,985
5	50	28	287	0	0	0	0	20	206	112	1,234
61	632	238	2,496	14	132	0	2	649	6,541	3,534	39,119
47	484	185	1,932	3	24	0	0	250	2,522	1,849	20,471
0	0	0	0	0	0	0	0	0	0	0	0
7	71	45	469	1	5	0	0	36	364	358	3,963
0	0	0	0	0	0	0	0	0	0	0	0

(34,746)	(354,533)	(96,841)	(1,003,677)	(880)	(8,046)	(1)	(10)	(182,577)	(1,826,519)	(88,457)	(966,736)
(3,117)	(31,994)	(4,783)	(49,634)	(207)	(1,935)	0	0	(8,347)	(84,218)	(8,262)	(89,547)
(278)	(2,863)	(3,015)	(31,082)	0	0	0	0	(561)	(5,622)	(339)	(3,729)
(5,599)	(57,239)	(7,142)	(74,285)	(202)	(1,867)	0	0	(21,275)	(214,949)	(22,788)	(249,144)
(2,951)	(30,419)	(7,263)	(75,014)	(93)	(870)	0	0	(9,974)	(100,275)	(17,963)	(196,332)
0	0	0	0	0	0	0	0	0	0	0	0
(960)	(9,872)	(1,756)	(18,229)	(6)	(49)	0	0	(1,932)	(19,437)	(2,262)	(24,692)
0	0	0	0	0	0	0	0	0	0	0	0
8,979	$93,748	27,954	$276,972	28,367	$264,496	536	$5,351	(181,024)	$(1,808,272)	53,149	$587,908

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	203

Notes to Financial Statements (Cont.)

	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)				PIMCO Global Advantage® Strategy Bond Fund (5)				PIMCO Global Bond Fund (Unhedged)
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	100,989	$1,079,157	145,331	$1,593,135	28,738	$326,175	130,682	$1,506,606	7,655	$72,437	23,627	$240,347
Class P	16,955	181,347	74,135	808,156	436	4,984	3,322	38,397	30	284	330	3,415
Administrative Class	501	5,374	728	7,992	0	0	0	0	1,418	13,535	3,353	34,564
Class D	13,405	143,170	15,517	170,493	812	9,214	2,170	25,098	1,464	13,957	3,391	34,571
Class A	6,771	72,318	16,251	178,204	564	6,438	3,406	39,358	0	0	0	0
Class B	6	60	1	15	0	0	0	0	0	0	0	0
Class C	760	8,133	1,165	12,777	250	2,873	753	8,709	0	0	0	0
Class R	649	6,925	1,229	13,464	66	746	146	1,688	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	3,513	37,387	21,001	229,591	4,542	51,186	11,673	135,674	882	8,309	6,149	62,791
Class P	507	5,395	4,770	52,156	31	348	93	1,081	4	41	19	194
Administrative Class	17	178	129	1,414	0	0	0	0	251	2,360	1,767	18,036
Class D	378	4,024	2,718	29,698	45	505	190	2,211	53	500	441	4,494
Class A	328	3,491	2,853	31,178	82	923	315	3,658	0	0	0	0
Class B	0	2	3	32	0	0	0	0	0	0	0	0
Class C	26	279	295	3,226	15	167	53	613	0	0	0	0
Class R	16	172	140	1,530	5	51	14	161	0	0	0	0
Cost of shares redeemed
Institutional Class	(67,560)	(717,455)	(90,843)	(1,000,535)	(117,308)	(1,301,124)	(66,781)	(779,878)	(16,450)	(154,904)	(37,341)	(380,964)
Class P	(13,974)	(148,224)	(49,196)	(538,200)	(2,639)	(29,752)	(2,154)	(24,842)	(116)	(1,085)	(54)	(555)
Administrative Class	(516)	(5,496)	(1,647)	(18,424)	0	0	0	0	(3,989)	(37,571)	(4,519)	(45,619)
Class D	(11,527)	(122,652)	(8,769)	(96,014)	(3,096)	(34,959)	(5,178)	(59,960)	(3,365)	(31,960)	(2,928)	(29,315)
Class A	(7,573)	(80,529)	(20,988)	(231,183)	(5,934)	(66,588)	(5,874)	(68,039)	0	0	0	0
Class B	(26)	(271)	(66)	(725)	0	0	0	0	0	0	0	0
Class C	(924)	(9,834)	(869)	(9,531)	(834)	(9,352)	(1,009)	(11,693)	0	0	0	0
Class R	(581)	(6,179)	(712)	(7,801)	(145)	(1,626)	(144)	(1,666)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	42,140	$456,772	113,176	$1,230,648	(94,370)	$(1,039,791)	71,677	$817,176	(12,163)	$(114,097)	(5,765)	$(58,041)

204	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2013 (Unaudited)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Six Months Ended 09/30/2013		Year Ended 03/31/2013
Shares	Amount	Shares	Amount

5,586	$57,940	33,030	$350,574
905	9,325	1,702	17,901
122	1,266	312	3,281
0	0	0	0
1,165	12,097	4,549	48,314
3	30	4	41
273	2,840	998	10,579
0	0	0	0

380	3,916	2,262	23,943
17	173	100	1,063
4	38	13	143
0	0	0	0
53	549	342	3,620
0	1	2	21
10	103	107	1,129
0	0	0	0

(11,979)	(123,870)	(15,994)	(168,709)
(887)	(9,159)	(529)	(5,592)
(177)	(1,846)	(27)	(290)
0	0	0	0
(1,855)	(19,094)	(2,243)	(23,706)
(14)	(150)	(36)	(380)
(561)	(5,747)	(552)	(5,848)
0	0	0	0
(6,955)	$(71,588)	24,040	$256,084

(1)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 39% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 43% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 59% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 79% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of September 30, 2013, two shareholders each owned 10% or more of the total Fund’s outstanding shares comprising 25% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	205

Notes to Financial Statements (Cont.)

September 30, 2013 (Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO Emerging Local Bond Fund	$13,869,086	$116,905	$(1,207,675)	$(1,090,770)
PIMCO Emerging Markets Bond Fund	6,721,458	146,756	(251,558)	(104,802)
PIMCO Emerging Markets Corporate Bond Fund	1,381,776	8,635	(46,937)	(38,302)
PIMCO Emerging Markets Currency Fund	6,911,840	30,418	(113,988)	(83,570)
PIMCO Emerging Markets Full Spectrum Bond Fund	272,007	0	(6,931)	(6,931)
PIMCO Foreign Bond Fund (Unhedged)	3,519,804	101,415	(88,439)	12,976
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,248,726	155,298	(124,176)	31,122
PIMCO Global Advantage® Strategy Bond Fund	4,099,371	84,766	(84,805)	(39)
PIMCO Global Bond Fund (Unhedged)	967,899	21,822	(24,642)	(2,820)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	504,547	10,617	(9,766)	851

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

206	PIMCO INTERNATIONAL BOND FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RYL	Royal Bank of Scotland Group PLC
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SBI	Citigroup Global Markets Ltd.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
CFR	Credit Suisse Securities (Europe) Ltd.	MSX	Morgan Stanley Capital Group, Inc.	ULW	UBS Ltd.
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PHP	Philippine Peso
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	ILS	Israeli Shekel	RON	Romanian New Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira
CZK	Czech Koruna	NGN	Nigerian Naira	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	UYU	Uruguayan Peso
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	MBS	Mortgage-Backed Security
ALT	Alternate Loan Trust	EONIA	Euro OverNight Index Average	NCUA	National Credit Union Administration
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	KLIBOR	Kuala Lumpur Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	207

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The

Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel

208	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	209

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO

210	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	211

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

(Unaudited)

regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

212	PIMCO INTERNATIONAL BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4005SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		5
Expense Examples		12
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		24
Statements of Operations		26
Statements of Changes in Net Assets		27
Statement of Cash Flows		28
Notes to Financial Statements		35
Glossary		56
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements		57

FUND	Fund Summary	Schedule of Investments

PIMCO All Asset Fund	8	29
PIMCO All Asset All Authority Fund	10	32

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

Included below are highlights of the financial markets during our six-month reporting period:

■	U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction

2	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■	Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Chairman’s Letter (Cont.)

the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: allocation risk, Underlying PIMCO Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

The PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (“PIMCO Fund of Funds”) may invest their respective assets in Underlying PIMCO Funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

Important Information About the Funds (Cont.)

The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 3.5% (or 5% for certain Funds) in the first year to 0% at the end of the fifth year (or sixth year for certain Funds). As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	12/31/02	04/30/03	04/30/03	04/30/03	04/30/03	01/31/06
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	—	07/29/05	07/29/05	—	07/29/05	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by

6	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO All Asset Fund

Cumulative Returns Through September 30, 2013

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	-1.38%	2.28%	8.58%	7.18%	8.39%
PIMCO All Asset Fund Class P	-1.43%	2.19%	8.49%	7.09%	8.29%
PIMCO All Asset Fund Administrative Class	-1.50%	2.06%	8.32%	6.91%	8.13%
PIMCO All Asset Fund Class D	-1.57%	1.90%	8.15%	6.64%	7.83%
PIMCO All Asset Fund Class A	-1.61%	1.80%	7.97%	6.56%	7.76%
PIMCO All Asset Fund Class A (adjusted)	-5.30%	-2.02%	7.15%	6.16%	7.39%
PIMCO All Asset Fund Class B	-1.99%	0.97%	7.16%	5.91%	7.18%
PIMCO All Asset Fund Class B (adjusted)	-5.39%	-2.48%	7.08%	5.91%	7.18%
PIMCO All Asset Fund Class C	-2.04%	1.05%	7.17%	5.77%	6.95%
PIMCO All Asset Fund Class C (adjusted)	-3.01%	0.07%	7.17%	5.77%	6.95%
PIMCO All Asset Fund Class R	-1.72%	1.53%	7.69%	6.27%	7.47%
Barclays U.S. TIPS: 1-10 Year Index	-4.66%	-3.90%	4.12%	4.56%	5.17%
Consumer Price Index + 500 Basis Points	3.15%	6.18%	6.34%	7.37%	7.37%
Lipper Flexible Portfolio Funds Average	0.47%	5.08%	7.03%	6.59%	7.23%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 3.50% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.985% for Institutional Class shares, 1.085% for Class P shares, 1.235% for Administrative Class shares, 1.385% for Class D shares, 1.485% for Class A shares, 2.235% for Class B shares, 2.235% for Class C shares, and 1.735% for Class R shares.

8	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAAIX	Class P - PALPX	Administrative Class - PAALX	Class D - PASDX
Class A - PASAX	Class B - PASBX	Class C - PASCX	Class R - PATRX

Allocation Breakdown‡

PIMCO Income Fund	10.5%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	9.9%
PIMCO Emerging Local Bond Fund	7.4%
PIMCO Emerging Markets Currency Fund	7.2%
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	6.3%
PIMCO High Yield Fund	5.5%
PIMCO Unconstrained Bond Fund	5.4%
Other	47.8%

‡	% of Total Investments as of 09/30/13

Portfolio Insights

»

The PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»

Exposure to local currency-denominated and U.S. dollar-denominated emerging market bonds, achieved through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, detracted from returns as local currency and U.S. dollar-denominated emerging market bonds declined in value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as commodity markets declined during the reporting period.

»	Exposure to credit strategies, primarily through the PIMCO High Yield Fund and PIMCO Income Fund, added to returns as these Underlying PIMCO Funds posted positive returns during the reporting period.

»	Holdings in real estate investment trusts (“REITs”), achieved through the PIMCO RealEstateRealReturn Strategy Fund, detracted from returns as REITs declined in value during the reporting period.

»	Exposure to the PIMCO International Fundamental IndexPLUS® AR Strategy Fund added to returns as this Underlying PIMCO Fund posted positive performance during the reporting period.

»

Allocation to long-maturity fixed income strategies, achieved through the PIMCO Long Duration Total Return Fund and PIMCO Long-Term U.S. Government Fund, detracted from performance as these Underlying PIMCO Funds posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

PIMCO All Asset All Authority Fund

Cumulative Returns Through September 30, 2013

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	-4.12%	-1.67%	8.10%	7.31%
PIMCO All Asset All Authority Fund Class P	-4.26%	-1.80%	7.97%	7.14%
PIMCO All Asset All Authority Fund Class D	-4.32%	-1.98%	7.67%	6.76%
PIMCO All Asset All Authority Fund Class A	-4.42%	-2.09%	7.53%	6.70%
PIMCO All Asset All Authority Fund Class A (adjusted)	-9.67%	-7.48%	6.71%	6.29%
PIMCO All Asset All Authority Fund Class C	-4.75%	-2.87%	6.72%	5.90%
PIMCO All Asset All Authority Fund Class C (adjusted)	-5.69%	-3.80%	6.72%	5.90%
S&P 500 Index	8.31%	19.34%	10.02%	7.03%
Consumer Price Index + 650 Basis Points	3.87%	7.68%	7.84%	8.90%
Lipper Flexible Portfolio Funds Average	0.47%	5.08%	7.03%	6.21%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.89% for Institutional Class shares, 1.99% for Class P shares, 2.29% for Class D shares, 2.34% for Class A shares, and 3.09% for Class C shares.

10	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAUIX	Class P - PAUPX	Class D - PAUDX
Class A - PAUAX	Class C - PAUCX

Allocation Breakdown‡

PIMCO StocksPLUS® AR Short Strategy Fund	15.5%
PIMCO Emerging Markets Currency Fund	6.3%
PIMCO Unconstrained Bond Fund	5.9%
PIMCO Income Fund	5.8%
PIMCO Emerging Local Bond Fund	5.5%
PIMCO High Yield Fund	5.3%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	5.2%
Other	50.5%

‡	% of Total Investments as of 09/30/13

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

»

Exposure to local currency-denominated and U.S. dollar-denominated emerging market bonds, achieved through the PIMCO Emerging Local Bond Fund and PIMCO Emerging Markets Bond Fund, detracted from returns as local currency and U.S. dollar-denominated emerging market bonds declined in value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as commodity markets declined during the reporting period.

»	Exposure to credit strategies, primarily through the PIMCO High Yield Fund and PIMCO Income Fund, added to returns as these Underlying PIMCO Funds posted positive returns during the reporting period.

»

Allocation to long-maturity fixed income strategies, achieved through the PIMCO Long Duration Total Return Fund and PIMCO Long-Term U.S. Government Fund, detracted from performance as these Underlying PIMCO Funds posted negative returns during the reporting period.

»	Exposure to the PIMCO International Fundamental IndexPLUS® AR Strategy Fund added to returns as this Underlying PIMCO Fund posted positive performance during the reporting period.

»

Exposure to the inverse of the S&P 500 Index, achieved through the PIMCO StocksPLUS® AR Short Strategy Fund, was a significant detractor from performance as this Underlying PIMCO Fund posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period *	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO All Asset Fund
Institutional Class	$1,000.00	$986.20	$0.42	$1,000.00	$1,024.64	$0.43	0.085%
Class P	1,000.00	985.70	0.92	1,000.00	1,024.14	0.94	0.185
Administrative Class	1,000.00	985.00	1.67	1,000.00	1,023.39	1.70	0.335
Class D	1,000.00	984.30	2.41	1,000.00	1,022.64	2.46	0.485
Class A	1,000.00	983.90	2.91	1,000.00	1,022.14	2.97	0.585
Class B	1,000.00	980.10	6.63	1,000.00	1,018.38	6.75	1.335
Class C	1,000.00	979.60	6.63	1,000.00	1,018.38	6.75	1.335
Class R	1,000.00	982.80	4.15	1,000.00	1,020.88	4.23	0.835

12	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period *	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$958.80	$3.93	$1,000.00	$1,021.06	$4.05	0.80%
Class P	1,000.00	957.40	4.42	1,000.00	1,020.56	4.56	0.90
Class D	1,000.00	956.80	5.89	1,000.00	1,019.05	6.07	1.20
Class A	1,000.00	955.80	6.13	1,000.00	1,018.80	6.33	1.25
Class C	1,000.00	952.50	9.79	1,000.00	1,015.04	10.10	2.00

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 7 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS: 1-10 Year Index	Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

14	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Index	Description

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
PIMCO All Asset Fund
Institutional Class
04/01/2013 - 09/30/2013+	$12.58	$0.22	$(0.40)	$(0.18)	$(0.18)	$0.00	$(0.18)
03/31/2013	12.14	0.71	0.45	1.16	(0.72)	0.00	(0.72)
03/31/2012	12.38	0.82	(0.20)	0.62	(0.86)	0.00	(0.86)
03/31/2011	11.69	0.99	0.64	1.63	(0.94)	0.00	(0.94)
03/31/2010	9.75	0.94	1.90	2.84	(0.90)	0.00	(0.90)
03/31/2009	12.61	0.64	(2.85)	(2.21)	(0.65)	0.00	(0.65)
Class P
04/01/2013 - 09/30/2013+	12.60	0.21	(0.39)	(0.18)	(0.18)	0.00	(0.18)
03/31/2013	12.14	0.72	0.42	1.14	(0.68)	0.00	(0.68)
03/31/2012	12.38	0.83	(0.23)	0.60	(0.84)	0.00	(0.84)
03/31/2011	11.70	1.05	0.56	1.61	(0.93)	0.00	(0.93)
03/31/2010	9.76	1.06	1.77	2.83	(0.89)	0.00	(0.89)
04/30/2008 - 03/31/2009	12.73	0.67	(3.00)	(2.33)	(0.64)	0.00	(0.64)
Administrative Class
04/01/2013 - 09/30/2013+	12.60	0.20	(0.39)	(0.19)	(0.17)	0.00	(0.17)
03/31/2013	12.11	0.69	0.43	1.12	(0.63)	0.00	(0.63)
03/31/2012	12.36	0.79	(0.21)	0.58	(0.83)	0.00	(0.83)
03/31/2011	11.68	1.01	0.58	1.59	(0.91)	0.00	(0.91)
03/31/2010	9.74	0.95	1.87	2.82	(0.88)	0.00	(0.88)
03/31/2009	12.59	0.58	(2.81)	(2.23)	(0.62)	0.00	(0.62)
Class D
04/01/2013 - 09/30/2013+	12.58	0.19	(0.39)	(0.20)	(0.16)	0.00	(0.16)
03/31/2013	12.06	0.67	0.43	1.10	(0.58)	0.00	(0.58)
03/31/2012	12.31	0.76	(0.20)	0.56	(0.81)	0.00	(0.81)
03/31/2011	11.64	1.01	0.56	1.57	(0.90)	0.00	(0.90)
03/31/2010	9.71	0.94	1.85	2.79	(0.86)	0.00	(0.86)
03/31/2009	12.56	0.55	(2.81)	(2.26)	(0.59)	0.00	(0.59)

Please see footnotes on page 22.

16	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.22	(1.38)%	$25,916,988	0.085	%*	0.225	%*	0.085	%*	0.225	%*	3.49	%*	22%
12.58	9.65	26,626,154	0.125		0.225		0.125		0.225		5.69		36
12.14	5.34	21,691,755	0.155		0.225		0.155		0.225		6.72		56
12.38	14.35	16,140,734	0.165		0.225		0.165		0.225		8.15		77
11.69	29.57	11,900,977	0.245		0.225		0.245		0.225		8.23		78
9.75	(17.90)	9,006,687	0.205		0.225		0.205		0.225		5.70		89

12.24	(1.43)	1,353,366	0.185	*	0.325	*	0.185	*	0.325	*	3.38	*	22
12.60	9.54	1,507,357	0.225		0.325		0.225		0.325		5.73		36
12.14	5.25	971,650	0.255		0.325		0.255		0.325		6.80		56
12.38	14.15	605,583	0.265		0.325		0.265		0.325		8.57		77
11.70	29.45	241,450	0.345		0.325		0.345		0.325		9.17		78
9.76	(18.62)	7,770	0.305	*	0.325	*	0.305	*	0.325	*	7.64	*	89

12.24	(1.50)	466,080	0.335	*	0.475	*	0.335	*	0.475	*	3.24	*	22
12.60	9.38	487,385	0.375		0.475		0.375		0.475		5.58		36
12.11	5.03	355,331	0.405		0.475		0.405		0.475		6.48		56
12.36	14.02	269,338	0.415		0.475		0.415		0.475		8.29		77
11.68	29.32	163,748	0.495		0.475		0.495		0.475		8.31		78
9.74	(18.07)	100,063	0.455		0.475		0.455		0.475		5.10		89

12.22	(1.57)	962,794	0.485	*	0.625	*	0.485	*	0.625	*	3.08	*	22
12.58	9.21	1,071,887	0.525		0.625		0.525		0.625		5.40		36
12.06	4.90	809,555	0.555		0.625		0.555		0.625		6.26		56
12.31	13.84	673,857	0.565		0.625		0.565		0.625		8.28		77
11.64	29.13	331,333	0.645		0.625		0.645		0.625		8.25		78
9.71	(18.31)	191,631	0.705	(b)	0.725	(b)	0.705	(b)	0.725	(b)	4.92		89

Please see footnotes on page 22.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class A
04/01/2013 - 09/30/2013+	$12.59	$0.18	$(0.38)	$(0.20)	$(0.16)	$0.00	$(0.16)
03/31/2013	12.04	0.64	0.44	1.08	(0.53)	0.00	(0.53)
03/31/2012	12.29	0.74	(0.19)	0.55	(0.80)	0.00	(0.80)
03/31/2011	11.62	0.94	0.60	1.54	(0.87)	0.00	(0.87)
03/31/2010	9.70	0.87	1.89	2.76	(0.84)	0.00	(0.84)
03/31/2009	12.54	0.56	(2.82)	(2.26)	(0.58)	0.00	(0.58)
Class B
04/01/2013 - 09/30/2013+	12.68	0.14	(0.39)	(0.25)	(0.11)	0.00	(0.11)
03/31/2013	11.97	0.49	0.49	0.98	(0.27)	0.00	(0.27)
03/31/2012	12.21	0.60	(0.14)	0.46	(0.70)	0.00	(0.70)
03/31/2011	11.54	0.72	0.72	1.44	(0.77)	0.00	(0.77)
03/31/2010	9.64	0.75	1.90	2.65	(0.75)	0.00	(0.75)
03/31/2009	12.47	0.46	(2.79)	(2.33)	(0.50)	0.00	(0.50)
Class C
04/01/2013 - 09/30/2013+	12.56	0.14	(0.40)	(0.26)	(0.11)	0.00	(0.11)
03/31/2013	11.90	0.55	0.43	0.98	(0.32)	0.00	(0.32)
03/31/2012	12.16	0.65	(0.19)	0.46	(0.72)	0.00	(0.72)
03/31/2011	11.51	0.83	0.61	1.44	(0.79)	0.00	(0.79)
03/31/2010	9.62	0.77	1.88	2.65	(0.76)	0.00	(0.76)
03/31/2009	12.45	0.47	(2.80)	(2.33)	(0.50)	0.00	(0.50)
Class R
04/01/2013 - 09/30/2013+	12.54	0.17	(0.39)	(0.22)	(0.14)	0.00	(0.14)
03/31/2013	11.98	0.64	0.41	1.05	(0.49)	0.00	(0.49)
03/31/2012	12.24	0.72	(0.21)	0.51	(0.77)	0.00	(0.77)
03/31/2011	11.59	0.98	0.53	1.51	(0.86)	0.00	(0.86)
03/31/2010	9.69	0.98	1.74	2.72	(0.82)	0.00	(0.82)
03/31/2009	12.55	0.60	(2.90)	(2.30)	(0.56)	0.00	(0.56)

Please see footnotes on page 22.

18	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$12.23	(1.61)%	$2,042,533	0.585	%*	0.725	%*	0.585	%*	0.725	%*	2.98	%*	22%
12.59	9.08	2,230,692	0.625		0.725		0.625		0.725		5.18		36
12.04	4.80	2,015,779	0.665	(c)	0.735	(c)	0.665	(c)	0.735	(c)	6.12		56
12.29	13.64	1,806,797	0.765		0.825		0.765		0.825		7.72		77
11.62	28.80	1,200,093	0.845		0.825		0.845		0.825		7.68		78
9.70	(18.33)	990,893	0.805		0.825		0.805		0.825		5.01		89

12.32	(1.99)	18,518	1.335	*	1.475	*	1.335	*	1.475	*	2.18	*	22
12.68	8.21	26,672	1.375		1.475		1.375		1.475		4.00		36
11.97	4.05	46,577	1.415	(c)	1.485	(c)	1.415	(c)	1.485	(c)	5.00		56
12.21	12.79	85,559	1.515		1.575		1.515		1.575		6.03		77
11.54	27.82	141,265	1.595		1.575		1.595		1.575		6.72		78
9.64	(18.98)	137,548	1.555		1.575		1.555		1.575		4.12		89

12.19	(2.04)	1,937,861	1.335	*	1.475	*	1.335	*	1.475	*	2.23	*	22
12.56	8.31	2,141,098	1.375		1.475		1.375		1.475		4.45		36
11.90	4.05	1,807,849	1.415	(c)	1.485	(c)	1.415	(c)	1.485	(c)	5.43		56
12.16	12.82	1,566,715	1.515		1.575		1.515		1.575		6.95		77
11.51	27.83	1,062,366	1.595		1.575		1.595		1.575		6.92		78
9.62	(18.99)	836,206	1.555		1.575		1.555		1.575		4.26		89

12.18	(1.72)	145,667	0.835	*	0.975	*	0.835	*	0.975	*	2.75	*	22
12.54	8.81	140,896	0.875		0.975		0.875		0.975		5.17		36
11.98	4.51	78,655	0.965	(d)	1.035	(d)	0.965	(d)	1.035	(d)	6.03		56
12.24	13.33	46,994	1.065		1.125		1.065		1.125		8.06		77
11.59	28.44	10,365	1.145		1.125		1.145		1.125		8.55		78
9.69	(18.60)	2,031	1.105		1.125		1.105		1.125		5.70		89

Please see footnotes on page 22.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
PIMCO All Asset All Authority Fund
Institutional Class
04/01/2013 - 09/30/2013+	$10.93	$0.22	$(0.67)	$(0.45)	$(0.17)	$0.00	$(0.17)
03/31/2013	10.63	0.72	0.27	0.99	(0.69)	0.00	(0.69)
03/31/2012	10.80	0.91	(0.20)	0.71	(0.88)	0.00	(0.88)
03/31/2011	10.37	0.87	0.31	1.18	(0.72)	(0.03)	(0.75)
03/31/2010	9.06	0.97	1.17	2.14	(0.83)	0.00	(0.83)
03/31/2009	10.99	0.58	(1.86)	(1.28)	(0.53)	(0.12)	(0.65)
Class P
04/01/2013 - 09/30/2013+	10.94	0.21	(0.68)	(0.47)	(0.16)	0.00	(0.16)
03/31/2013	10.62	0.70	0.29	0.99	(0.67)	0.00	(0.67)
03/31/2012	10.79	0.92	(0.22)	0.70	(0.87)	0.00	(0.87)
03/31/2011	10.37	0.85	0.31	1.16	(0.71)	(0.03)	(0.74)
03/31/2010	9.06	1.09	1.05	2.14	(0.83)	0.00	(0.83)
07/10/2008 - 03/31/2009	11.01	0.98	(2.36)	(1.38)	(0.45)	(0.12)	(0.57)
Class D
04/01/2013 - 09/30/2013+	10.90	0.19	(0.66)	(0.47)	(0.15)	0.00	(0.15)
03/31/2013	10.54	0.66	0.28	0.94	(0.58)	0.00	(0.58)
03/31/2012	10.71	0.86	(0.19)	0.67	(0.84)	0.00	(0.84)
03/31/2011	10.30	0.79	0.33	1.12	(0.68)	(0.03)	(0.71)
03/31/2010	9.02	1.00	1.08	2.08	(0.80)	0.00	(0.80)
03/31/2009	10.94	0.38	(1.69)	(1.31)	(0.49)	(0.12)	(0.61)
Class A
04/01/2013 - 09/30/2013+	10.94	0.19	(0.67)	(0.48)	(0.15)	0.00	(0.15)
03/31/2013	10.56	0.65	0.30	0.95	(0.57)	0.00	(0.57)
03/31/2012	10.74	0.84	(0.18)	0.66	(0.84)	0.00	(0.84)
03/31/2011	10.33	0.78	0.33	1.11	(0.67)	(0.03)	(0.70)
03/31/2010	9.03	0.85	1.23	2.08	(0.78)	0.00	(0.78)
03/31/2009	10.96	0.55	(1.88)	(1.33)	(0.48)	(0.12)	(0.60)

Please see footnotes on page 22.

20	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.31	(4.12)%	$16,874,908	0.80	%*(e)	0.85	%*(e)	0.20	%*	0.25	%*	4.15	%*	21%
10.93	9.40	15,915,147	0.83	(e)	0.87	(e)	0.21		0.25		6.56		18
10.63	7.11	7,813,207	0.69	(e)	0.72	(e)	0.22		0.25		8.51		55
10.80	11.65	4,370,025	0.56	(e)	0.56	(e)	0.25		0.25		8.01		68
10.37	23.98	1,742,748	0.44	(e)	0.44	(e)	0.25		0.25		9.34		45
9.06	(11.73)	635,426	0.55	(e)	0.55	(e)	0.25		0.25		5.96		117

10.31	(4.26)	5,212,413	0.90	*(e)	0.95	*(e)	0.30	*	0.35	*	3.96	*	21
10.94	9.35	6,376,178	0.93	(e)	0.97	(e)	0.31		0.35		6.41		18
10.62	7.02	2,999,496	0.79	(e)	0.82	(e)	0.32		0.35		8.59		55
10.79	11.46	1,651,590	0.66	(e)	0.66	(e)	0.35		0.35		7.82		68
10.37	23.91	530,846	0.54	(e)	0.54	(e)	0.35		0.35		10.42		45
9.06	(12.59)	250	0.58	*(e)	0.58	*(e)	0.35	*	0.35	*	14.98	*	117

10.28	(4.32)	1,523,571	1.20	*(e)	1.25	*(e)	0.60	*	0.65	*	3.62	*	21
10.90	8.98	1,994,391	1.23	(e)	1.27	(e)	0.61		0.65		6.04		18
10.54	6.79	1,146,466	1.09	(e)	1.12	(e)	0.62		0.65		8.17		55
10.71	11.13	646,732	0.96	(e)	0.96	(e)	0.65		0.65		7.34		68
10.30	23.38	292,246	0.84	(e)	0.84	(e)	0.65		0.65		9.63		45
9.02	(12.07)	57,816	1.05	(b)(e)	1.05	(b)(e)	0.75	(b)	0.75	(b)	3.87		117

10.31	(4.42)	4,505,948	1.25	*(e)	1.30	*(e)	0.65	*	0.70	*	3.61	*	21
10.94	9.01	5,312,366	1.28	(e)	1.32	(e)	0.66		0.70		5.98		18
10.56	6.60	3,163,944	1.15	(e)(f)	1.18	(e)(f)	0.68	(f)	0.71	(f)	7.87		55
10.74	10.92	2,181,350	1.16	(e)	1.16	(e)	0.85		0.85		7.27		68
10.33	23.29	899,594	1.04	(e)	1.04	(e)	0.85		0.85		8.28		45
9.03	(12.25)	544,594	1.16	(e)	1.16	(e)	0.85		0.85		5.63		117

Please see footnotes on page 22.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class C
04/01/2013 - 09/30/2013+	$10.94	$0.15	$(0.67)	$(0.52)	$(0.11)	$0.00	$(0.11)
03/31/2013	10.46	0.57	0.28	0.85	(0.37)	0.00	(0.37)
03/31/2012	10.65	0.77	(0.19)	0.58	(0.77)	0.00	(0.77)
03/31/2011	10.26	0.72	0.30	1.02	(0.60)	(0.03)	(0.63)
03/31/2010	8.99	0.80	1.18	1.98	(0.71)	0.00	(0.71)
03/31/2009	10.92	0.50	(1.90)	(1.40)	(0.41)	(0.12)	(0.53)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.20% to an annual rate of 0.20%.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.35%.
(e)	Ratio of expenses to average net assets includes line of credit expenses.
(f)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.15% to an annual rate of 0.25%.

22	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$10.31	(4.75)%	$4,126,605	2.00	%*(e)	2.05	%*(e)	1.40	%*	1.45	%*	2.88	%*	21%
10.94	8.11	4,592,645	2.03	(e)	2.07	(e)	1.41		1.45		5.29		18
10.46	5.87	2,540,771	1.90	(e)(f)	1.93	(e)(f)	1.43	(f)	1.46	(f)	7.28		55
10.65	10.11	1,562,700	1.91	(e)	1.91	(e)	1.60		1.60		6.70		68
10.26	22.28	582,851	1.79	(e)	1.79	(e)	1.60		1.60		7.79		45
8.99	(12.87)	248,865	1.91	(e)	1.91	(e)	1.60		1.60		5.10		117

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Assets:
Investments, at value
Investments in securities*	$999	$3,919
Investments in Affiliates	32,917,081	46,151,880
Cash	0	1
Receivable for investments in Affiliates sold	158,961	136,946
Receivable for Fund shares sold	38,445	28,361
Dividends receivable from Affiliates	71,840	80,765
Reimbursement receivable from PIMCO	6,827	2,970
	33,194,153	46,404,842
Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$0	$13,839,678
Payable for investments in Affiliates purchased	231,801	218,711
Payable for Fund shares redeemed	109,655	90,583
Accrued investment advisory fees	4,395	4,946
Accrued supervisory and administrative fees	2,267	3,145
Accrued distribution fees	1,431	2,673
Accrued servicing fees	797	1,661
	350,346	14,161,397
Net Assets	$32,843,807	$32,243,445
Net Assets Consist of:
Paid in capital	$33,933,666	$34,068,210
Undistributed net investment income	112,318	163,838
Accumulated undistributed net realized (loss)	(1,734,200)	(495,316)
Net unrealized appreciation (depreciation)	532,023	(1,493,287)
	$32,843,807	$32,243,445
Cost of Investments in Securities	$999	$3,919
Cost of Investments in Affiliates	$32,385,058	$47,645,167

* Includes repurchase agreements of:	$999	$3,919

24	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

September 30, 2013 (Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Net Assets:
Institutional Class	$25,916,988	$16,874,908
Class P	1,353,366	5,212,413
Administrative Class	466,080	NA
Class D	962,794	1,523,571
Class A	2,042,533	4,505,948
Class B	18,518	NA
Class C	1,937,861	4,126,605
Class R	145,667	NA
Shares Issued and Outstanding:
Institutional Class	2,121,525	1,636,773
Class P	110,592	505,384
Administrative Class	38,082	NA
Class D	78,792	148,235
Class A	167,002	436,970
Class B	1,503	NA
Class C	158,976	400,227
Class R	11,964	NA
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$12.22	$10.31
Class P	12.24	10.31
Administrative Class	12.24	NA
Class D	12.22	10.28
Class A	12.23	10.31
Class B	12.32	NA
Class C	12.19	10.31
Class R	12.18	NA

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Statements of Operations

Six Months Ended September 30, 2013 (Unaudited) (Amounts in thousands)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Investment Income:
Dividends from Investments in Affiliates	$607,228	$837,770
Total Income	607,228	837,770

Expenses:
Investment advisory fees	29,683	34,110
Supervisory and administrative fees	15,506	22,469
Distribution and/or servicing fees - Administrative Class	609	0
Distribution and/or servicing fees - Class D	1,298	2,264
Distribution fees - Class B	83	0
Distribution fees - Class C	7,754	16,824
Distribution fees - Class R	183	0
Servicing fees - Class A	2,728	6,322
Servicing fees - Class B	27	0
Servicing fees - Class C	2,585	5,608
Servicing fees - Class R	183	0
Interest expense	0	102,952
Total Expenses	60,639	190,549
Waiver and/or Reimbursement by PIMCO	(22,904)	(7,719)
Net Expenses	37,735	182,830

Net Investment Income	569,493	654,940

Net Realized Gain (Loss):
Investments in Affiliates	(252,893)	(315,122)
Net Realized (Loss)	(252,893)	(315,122)

Net Change in Unrealized Appreciation (Depreciation):
Investments in Affiliates	(862,806)	(1,954,116)
Net Change in Unrealized (Depreciation)	(862,806)	(1,954,116)
Net (Loss)	(1,115,699)	(2,269,238)

Net (Decrease) in Net Assets Resulting from Operations	$(546,206)	$(1,614,298)

26	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Statements of Changes in Net Assets

(Amounts in thousands)	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund
	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$569,493	$1,691,177	$654,940	$1,533,976
Net realized gain (loss)	(252,893)	480,300	(315,122)	176,452
Net change in unrealized appreciation (depreciation)	(862,806)	573,104	(1,954,116)	297,357
Net increase (decrease) resulting from operations	(546,206)	2,744,581	(1,614,298)	2,007,785

Distributions to Shareholders:
From net investment income
Institutional Class	(392,482)	(1,383,302)	(270,943)	(791,109)
Class P	(20,390)	(73,296)	(90,936)	(300,123)
Administrative Class	(6,636)	(21,668)	0	0
Class D	(13,193)	(45,084)	(24,069)	(87,738)
Class A	(26,899)	(88,510)	(68,046)	(224,973)
Class B	(174)	(624)	0	0
Class C	(18,508)	(51,520)	(46,031)	(124,618)
Class R	(1,715)	(4,350)	0	0

Total Distributions	(479,997)	(1,668,354)	(500,025)	(1,528,561)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(362,131)	5,378,763	167,041	16,047,619

Net Increase (Decrease) in Net Assets	(1,388,334)	6,454,990	(1,947,282)	16,526,843

Net Assets:
Beginning of period	34,232,141	27,777,151	34,190,727	17,663,884
End of period*	$32,843,807	$34,232,141	$32,243,445	$34,190,727

*Including undistributed net investment income of:	$112,318	$22,822	$163,838	$8,923

**	See note 11 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Statement of Cash Flows

Six Months Ended September 30, 2013 (Unaudited) (Amounts in thousands)	PIMCO All Asset All Authority Fund
Cash flows (used for) operating activities:
Net (decrease) in net assets resulting from operations	$(1,614,298)

Adjustments to reconcile net (decrease) in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(12,075,221)
Proceeds from sales of long-term securities	9,776,461
Proceeds from sales of short-term portfolio investments, net	87,030
(Increase) in receivable for investments in Affiliates sold	(120,007)
Decrease in dividends receivable from Affiliates	16,061
(Increase) in reimbursement receivable from PIMCO	(2,150)
Increase in payable for investments in Affiliates purchased	14,022
(Decrease) in accrued investment advisory fees	(650)
(Decrease) in accrued supervisory and administrative fees	(695)
(Decrease) in accrued distribution fee	(634)
(Decrease) in accrued servicing fee	(417)
Net Realized Loss:
Investments in Affiliates	315,122
Net Change in Unrealized Depreciation:
Investments in Affiliates	1,954,116
Net cash (used for) operating activities	(1,651,260)

Cash flows received from financing activities:
Proceeds from shares sold	9,409,617
Payments on shares redeemed	(8,898,465)
Cash dividend paid*	(84,755)
Net borrowing of line of credit	1,224,864
Net cash received from financing activities	1,651,261

Net Increase in Cash	1

Cash:
Beginning of period	0
End of period	$1
* Reinvestment of dividends	$415,270

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$103,088

28	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset Fund

(Unaudited)

September 30, 2013

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Securities (Cost $999)		999

	SHARES
INVESTMENTS IN AFFILIATES 100.2%

MUTUAL FUNDS (a) 100.1%
PIMCO CommoditiesPLUS® Strategy Fund	63,306,084	679,907
PIMCO CommodityRealReturn Strategy Fund®	45,421,519	259,357
PIMCO Credit Absolute Return Fund	63,467,750	661,334
PIMCO Diversified Income Fund	101,553,969	1,171,933
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	342,377,302	3,276,551
PIMCO Emerging Local Bond Fund	251,673,708	2,423,618
PIMCO Emerging Markets Bond Fund	102,262,820	1,147,389
PIMCO Emerging Markets Corporate Bond Fund	28,936,093	329,582
PIMCO Emerging Markets Currency Fund	233,659,518	2,373,981
PIMCO EqS® Dividend Fund	2,920,923	35,518
PIMCO EqS® Emerging Markets Fund	7,696,802	66,116
PIMCO EqS® Long/Short Fund	11,951,579	139,594
PIMCO EqS Pathfinder Fund®	65,731,430	761,827
PIMCO Floating Income Fund	125,713,141	1,099,990
PIMCO Foreign Bond Fund (Unhedged)	21,249,329	215,681
PIMCO Fundamental Advantage Absolute Return Strategy Fund	118,319,476	489,843

	SHARES	MARKET VALUE (000S)
PIMCO Fundamental IndexPLUS® AR Fund	4,199,562	$28,515
PIMCO Global Advantage® Strategy Bond Fund	51,531,565	578,184
PIMCO High Yield Fund	191,688,989	1,815,295
PIMCO High Yield Spectrum Fund	128,142,340	1,394,189
PIMCO Income Fund	282,291,067	3,460,888
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	162,533,915	2,062,555
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	28,843,054	206,805
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8,229,676	63,945
PIMCO Investment Grade Corporate Bond Fund	27,239,227	287,646
PIMCO Long Duration Total Return Fund	66,803,516	718,138
PIMCO Long-Term Credit Fund	106,379,202	1,268,040
PIMCO Long-Term U.S. Government Fund	16,798,080	164,117
PIMCO Low Duration Fund	26,487,877	272,825
PIMCO Mortgage Opportunities Fund	16,335,704	178,713
PIMCO Real Return Asset Fund	14,283,384	120,552
PIMCO Real Return Fund	9,184,631	103,786
PIMCO RealEstateRealReturn Strategy Fund	125,744,263	525,611
PIMCO Senior Floating Rate Fund	81,516,419	835,543
PIMCO Short-Term Fund	10,638	105
PIMCO Small Cap StocksPLUS® AR Strategy Fund	5,536,362	55,198
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	17,459,495	245,131
PIMCO StocksPLUS® Absolute Return Fund	4,123,092	43,334

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Schedule of Investments PIMCO All Asset Fund (Cont.)

	SHARES	MARKET VALUE (000S)
PIMCO StocksPLUS® Fund	342,830	$3,325
PIMCO Total Return Fund	26,154,482	282,991
PIMCO Unconstrained Bond Fund	157,282,664	1,767,857
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	128,792,039	1,275,041

Total Mutual Funds (Cost $32,356,011)		32,890,550

EXCHANGE-TRADED FUNDS (a) 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	540,000	26,530

Total Exchange-Traded Funds (Cost $29,046)		26,530

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	112	$1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $32,385,058)		32,917,081

Total Investments 100.2% (Cost $32,386,057)		$32,918,080

Other Assets and Liabilities, net (0.2%)		(74,273)

Net Assets 100.0%		$32,843,807

Notes to Schedule of Investments (amounts in thousands):

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2013	10/01/2013	$999	Freddie Mac 2.080% due 10/17/2022	$(1,021)	$999	$999

Total Repurchase Agreements						$(1,021)	$999	$999

(1)	Includes accrued interest.

30	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$999	$0	$0	$0	$999	$(1,021)	$(22)

Total Borrowings and Other Financing Transactions	$999	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 6, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$999	$0	$999

Investments in Affiliates, at Value
Mutual Funds	32,890,550	0	0	32,890,550
Exchange-Traded Funds	26,530	0	0	26,530
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1
	$32,917,081	$0	$0	$32,917,081
Total Investments	$32,917,081	$999	$0	$32,918,080

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Schedule of Investments PIMCO All Asset All Authority Fund

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$3,919

Total Short-Term Instruments (Cost $3,919)		3,919

Total Investments in Securities (Cost $3,919)		3,919

	SHARES
INVESTMENTS IN AFFILIATES 143.1%

MUTUAL FUNDS (a) 143.0%
PIMCO CommoditiesPLUS® Strategy Fund	137,097,728	1,472,430
PIMCO CommodityRealReturn Strategy Fund®	86,266,343	492,581
PIMCO Credit Absolute Return Fund	121,006,439	1,260,887
PIMCO Diversified Income Fund	172,131,928	1,986,402
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	253,449,886	2,425,515
PIMCO Emerging Local Bond Fund	263,473,124	2,537,246
PIMCO Emerging Markets Bond Fund	151,330,923	1,697,933
PIMCO Emerging Markets Corporate Bond Fund	39,944,386	454,967
PIMCO Emerging Markets Currency Fund	284,537,396	2,890,900
PIMCO EqS® Dividend Fund	2,124,308	25,832
PIMCO EqS® Emerging Markets Fund	3,848,401	33,058
PIMCO EqS® Long/Short Fund	13,052,624	152,455
PIMCO EqS Pathfinder Fund®	58,810,803	681,617
PIMCO Floating Income Fund	143,577,021	1,256,299
PIMCO Foreign Bond Fund (Unhedged)	17,194,848	174,528
PIMCO Fundamental Advantage Absolute Return Strategy Fund	453,274,004	1,876,554

	SHARES	MARKET VALUE (000S)
PIMCO Fundamental IndexPLUS® AR Fund	8,745,948	$59,385
PIMCO Global Advantage® Strategy Bond Fund	36,915,090	414,187
PIMCO High Yield Fund	261,392,940	2,475,391
PIMCO High Yield Spectrum Fund	136,776,154	1,488,125
PIMCO Income Fund	218,093,770	2,673,830
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	148,995,373	1,890,751
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	4,853,481	34,799
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	6,035,523	46,896
PIMCO Investment Grade Corporate Bond Fund	47,141,350	497,813
PIMCO Long Duration Total Return Fund	86,816,513	933,277
PIMCO Long-Term Credit Fund	52,720,263	628,426
PIMCO Long-Term U.S. Government Fund	66,634,878	651,023
PIMCO Low Duration Fund	22,121,115	227,847
PIMCO Mortgage Opportunities Fund	16,335,704	178,713
PIMCO Real Return Asset Fund	40,687,386	343,402
PIMCO Real Return Fund	2,433,655	27,500
PIMCO RealEstateRealReturn Strategy Fund	172,068,945	719,248
PIMCO Senior Floating Rate Fund	112,189,578	1,149,943
PIMCO Short-Term Fund	16,726	165
PIMCO Small Cap StocksPLUS® AR Strategy Fund	11,085,958	110,527
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	23,213,365	325,916
PIMCO StocksPLUS® Absolute Return Fund	1,953,650	20,533

32	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	SHARES	MARKET VALUE (000S)
PIMCO StocksPLUS® AR Short Strategy Fund	2,364,426,638	$7,140,568
PIMCO StocksPLUS® Fund	1,360,447	13,196
PIMCO Total Return Fund	26,244,694	283,968
PIMCO Unconstrained Bond Fund	241,215,339	2,711,260
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	168,118,111	1,664,369

Total Mutual Funds (Cost $47,621,499)		46,130,262

EXCHANGE-TRADED FUNDS (a) 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	440,000	21,617

Total Exchange-Traded Funds (Cost $23,667)		21,617

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	85	$1

Total Short-Term Instruments (Cost $1)		1

Total Investments in Affiliates (Cost $47,645,167)		46,151,880

Total Investments 143.1% (Cost $47,649,086)		$46,155,799

Other Assets and Liabilities, net (43.1%)		(13,912,354)

Net Assets 100.0%		$32,243,445

Notes to Schedule of Investments (amounts in thousands):

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	09/30/2013	10/01/2013	$3,919	Fannie Mae 2.200% due 10/17/2022	$(3,999)	$3,919	$3,919

Total Repurchase Agreements						$(3,999)	$3,919	$3,919

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)

(Unaudited)

September 30, 2013

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2013:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$3,919	$0	$0	$0	$3,919	$(3,999)	$(80)

Total Borrowings and Other Financing Transactions	$3,919	$0	$0	$0

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 6, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$3,919	$0	$3,919

Investments in Affiliates, at Value
Mutual Funds	46,130,262	0	0	46,130,262
Exchange-Traded Funds	21,617	0	0	21,617
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1
	$46,151,880	$0	$0	$46,151,880
Total Investments	$46,151,880	$3,919	$0	$46,155,799

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

34	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2013

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of two funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Notes to Financial Statements (Cont.)

spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or

36	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2013

no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, short sale transactions or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Notes to Financial Statements (Cont.)

on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

38	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2013

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Funds may invest in exchange-traded funds (“ETFs”), which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Funds would bear their

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Notes to Financial Statements (Cont.)

pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations.

(b) Investments in Affiliates

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust and PIMCO Equity Series (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2013 (amounts in thousands):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$629,838	$69,269	$0	$0	$(19,200)	$679,907	$1,554	$0
PIMCO CommodityRealReturn Strategy Fund®	24,046	239,815	0	0	(4,504)	259,357	587	0
PIMCO Convertible Fund	118,620	1,673	(119,200)	48,386	(49,479)	0	1,673	0
PIMCO Credit Absolute Return Fund	174,594	493,316	0	0	(6,576)	661,334	3,865	0
PIMCO Diversified Income Fund	1,387,780	259,885	(388,631)	(24,103)	(62,998)	1,171,933	30,395	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	3,037,072	386,717	0	0	(147,238)	3,276,551	0	0
PIMCO Emerging Local Bond Fund	2,397,682	304,207	0	0	(278,271)	2,423,618	55,890	0
PIMCO Emerging Markets Bond Fund	1,072,740	162,134	0	0	(87,485)	1,147,389	26,622	0
PIMCO Emerging Markets Corporate Bond Fund	253,864	90,959	0	0	(15,241)	329,582	4,387	0
PIMCO Emerging Markets Currency Fund	2,255,558	202,603	0	0	(84,180)	2,373,981	17,301	0
PIMCO EqS Pathfinder Fund®	599,577	121,970	0	0	40,280	761,827	0	0

40	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2013

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO EqS® Dividend Fund	$34,270	$636	$0	$0	$612	$35,518	$637	$0
PIMCO EqS® Emerging Markets Fund	68,040	0	0	0	(1,924)	66,116	0	0
PIMCO EqS® Long/Short Fund	126,209	0	0	0	13,385	139,594	0	0
PIMCO Floating Income Fund	2,134,616	169,831	(1,156,386)	(32,398)	(15,673)	1,099,990	38,556	0
PIMCO Foreign Bond Fund (Unhedged)	833,708	8,427	(595,596)	(71,454)	40,596	215,681	8,427	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	948,508	50,590	(452,212)	(2,894)	(54,149)	489,843	50,590	0
PIMCO Fundamental IndexPLUS® AR Fund	26,480	1,123	0	0	912	28,515	1,123	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	29,154	0	0	0	(2,624)	26,530	0	0
PIMCO Global Advantage® Strategy Bond Fund	1,020,451	10,956	(416,728)	(20,737)	(15,758)	578,184	10,956	0
PIMCO High Yield Fund	2,057,298	107,932	(296,521)	(1,940)	(51,474)	1,815,295	61,606	0
PIMCO High Yield Spectrum Fund	1,275,401	142,986	0	0	(24,198)	1,394,189	42,986	0
PIMCO Income Fund	3,419,462	119,105	0	0	(77,679)	3,460,888	92,302	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,754,087	79,165	0	0	229,303	2,062,555	19,385	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	59,954	1,836	0	0	2,155	63,945	1,836	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	189,802	5,456	0	0	11,547	206,805	5,456	0
PIMCO Investment Grade Corporate Bond Fund	1,078,877	25,552	(759,061)	(35,094)	(22,628)	287,646	14,541	0
PIMCO Long Duration Total Return Fund	1,088,957	19,895	(288,877)	(53,468)	(48,369)	718,138	19,895	0
PIMCO Long-Term Credit Fund	1,240,553	144,902	0	0	(117,415)	1,268,040	31,142	0
PIMCO Long-Term U.S. Government Fund	232,939	2,934	(49,554)	(11,168)	(11,034)	164,117	2,935	0
PIMCO Low Duration Fund	124	415,157	(144,326)	126	1,744	272,825	170	0
PIMCO Mortgage Opportunities Fund	0	177,686	0	0	1,027	178,713	1,285	0
PIMCO Real Return Asset Fund	145	119,676	0	0	731	120,552	433	0
PIMCO Real Return Fund	1,700	101,329	0	0	757	103,786	200	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO RealEstateRealReturn Strategy Fund	$0	$533,603	$0	$0	$(7,992)	$525,611	$10,919	$0
PIMCO Senior Floating Rate Fund	967,180	66,183	(188,620)	(472)	(8,728)	835,543	16,463	0
PIMCO Short-Term Floating NAV Portfolio	32,262	1,282,015	(1,314,258)	(18)	0	1	15	0
PIMCO Short-Term Fund	519	122,506	(123,018)	119	(21)	105	5	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	49,434	578	0	0	5,186	55,198	578	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	218,356	11,720	0	0	15,055	245,131	11,720	0
PIMCO StocksPLUS® Fund	3,072	85	0	0	168	3,325	85	0
PIMCO StocksPLUS® Absolute Return Fund	40,742	167	0	0	2,425	43,334	167	0
PIMCO Total Return Fund	235,392	791,273	(749,096)	2,348	3,074	282,991	1,707	0
PIMCO Unconstrained Bond Fund	1,818,266	1,787,578	(1,783,495)	(50,126)	(4,366)	1,767,857	7,980	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,260,079	27,521	0	0	(12,559)	1,275,041	10,854	0
Totals	$34,197,408	$8,660,951	$(8,825,579)	$(252,893)	$(862,806)	$32,917,081	$607,228	$0

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,487,596	$29,682	$0	$0	$(44,848)	$1,472,430	$3,633	$0
PIMCO CommodityRealReturn Strategy Fund®	179,843	338,133	0	0	(25,395)	492,581	1,903	0
PIMCO Convertible Fund	225,880	43,695	(267,144)	26,964	(29,395)	0	4,699	0
PIMCO Credit Absolute Return Fund	409,430	867,379	0	0	(15,922)	1,260,887	7,829	0
PIMCO Diversified Income Fund	2,045,526	45,941	0	0	(105,065)	1,986,402	45,942	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,125,561	396,681	0	0	(96,727)	2,425,515	0	0
PIMCO Emerging Local Bond Fund	2,560,203	271,275	0	0	(294,232)	2,537,246	59,145	0
PIMCO Emerging Markets Bond Fund	1,711,096	128,723	0	0	(141,886)	1,697,933	42,499	0

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Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Corporate Bond Fund	$454,974	$27,682	$0	$0	$(27,689)	$454,967	$7,776	$0
PIMCO Emerging Markets Currency Fund	2,852,440	145,062	0	0	(106,602)	2,890,900	21,796	0
PIMCO EqS Pathfinder Fund®	535,203	110,272	0	0	36,142	681,617	0	0
PIMCO EqS® Dividend Fund	24,923	464	0	0	445	25,832	463	0
PIMCO EqS® Emerging Markets Fund	34,020	0	0	0	(962)	33,058	0	0
PIMCO EqS® Long/Short Fund	137,836	0	0	0	14,619	152,455	0	0
PIMCO Floating Income Fund	1,429,610	494,344	(624,213)	(20,229)	(23,213)	1,256,299	35,100	0
PIMCO Foreign Bond Fund (Unhedged)	504,371	5,465	(315,684)	(35,931)	16,307	174,528	5,465	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	1,840,862	260,114	(93,803)	(5,084)	(125,535)	1,876,554	127,745	0
PIMCO Fundamental IndexPLUS® AR Fund	55,147	2,339	0	0	1,899	59,385	2,339	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	23,756	0	0	0	(2,139)	21,617	0	0
PIMCO Global Advantage® Strategy Bond Fund	718,014	7,666	(283,964)	(14,042)	(13,487)	414,187	7,666	0
PIMCO High Yield Fund	2,906,418	235,044	(587,352)	(8,711)	(70,008)	2,475,391	88,547	0
PIMCO High Yield Spectrum Fund	1,465,829	46,444	0	0	(24,148)	1,488,125	46,444	0
PIMCO Income Fund	2,492,073	242,588	0	0	(60,831)	2,673,830	71,099	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,603,230	77,518	0	0	210,003	1,890,751	17,738	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	43,969	1,347	0	0	1,580	46,896	1,347	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	31,938	918	0	0	1,943	34,799	918	0
PIMCO Investment Grade Corporate Bond Fund	1,436,069	19,934	(882,772)	(57,042)	(18,376)	497,813	19,934	0
PIMCO Long Duration Total Return Fund	1,055,238	37,946	(62,368)	(11,880)	(85,659)	933,277	19,678	0
PIMCO Long-Term Credit Fund	556,454	131,759	0	0	(59,787)	628,426	15,147	0
PIMCO Long-Term U.S. Government Fund	871,584	102,357	(228,746)	(55,540)	(38,632)	651,023	11,839	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Low Duration Fund	$124,789	$933,456	$(832,122)	$(1,187)	$2,911	$227,847	$919	$0
PIMCO Mortgage Opportunities Fund	0	177,685	0	0	1,028	178,713	1,285	0
PIMCO Real Return Asset Fund	98,117	255,494	0	0	(10,209)	343,402	1,974	0
PIMCO Real Return Fund	15,597	13,024	0	0	(1,121)	27,500	117	0
PIMCO RealEstateRealReturn Strategy Fund	140,138	626,143	0	0	(47,033)	719,248	21,832	0
PIMCO Senior Floating Rate Fund	1,173,793	181,373	(192,862)	(1,247)	(11,114)	1,149,943	21,717	0
PIMCO Short-Term Floating NAV Portfolio	89,789	2,807,742	(2,897,529)	4	(5)	1	42	0
PIMCO Short-Term Fund	5,780	292,836	(298,552)	153	(52)	165	67	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	98,986	1,157	0	0	10,384	110,527	1,158	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	290,317	15,582	0	0	20,017	325,916	15,582	0
PIMCO StocksPLUS® AR Short Strategy Fund	5,810,555	2,039,261	0	0	(709,248)	7,140,568	57,255	0
PIMCO StocksPLUS® Fund	12,189	339	0	0	668	13,196	339	0
PIMCO StocksPLUS® Absolute Return Fund	19,305	79	0	0	1,149	20,533	79	0
PIMCO Total Return Fund	2,953,212	2,409,794	(4,948,898)	(124,010)	(6,130)	283,968	23,612	0
PIMCO Unconstrained Bond Fund	2,394,458	543,284	(157,981)	(7,340)	(61,161)	2,711,260	10,745	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,166,027	514,942	0	0	(16,600)	1,664,369	14,356	0
Totals	$46,212,145	$14,882,963	$(12,673,990)	$(315,122)	$(1,954,116)	$46,151,880	$837,770	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Line of Credit  Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA” Fund) has entered into a secured credit agreement with State Street

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Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. As of September 30, 2013, the agreement comprises both revolving and term-loan tranches.

With respect to the revolving tranches, there is a maximum available commitment amount equal to $7,456,714,000. The amounts outstanding under the term-loan tranches are $1,550,600,000, $2,500,000,000, $1,500,000,000 and $833,186,000, which terminate on March 28, 2014, September 26, 2014, February 27, 2015 and June 17, 2016, respectively. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of September 30, 2013 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2013, the AAAA Fund was paying an average weighted rate of interest of 1.641%. Program facility, upfront and interest fees paid by the AAAA Fund in relation to the borrowings included in interest expense in the Statements of Operations. All of the AAAA Fund’s securities are pledged as collateral under the agreement.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2013 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Outstanding Principal as of 09/30/2013
$13,400,063	$13,400,063	$102,932	$10,111	$13,840,500

(b) Repurchase Agreements  Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

6. PRINCIPAL RISKS

In the normal course of business the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series, each an affiliated investment company also managed by PIMCO, (“Underlying PIMCO Funds”), the risks

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Notes to Financial Statements (Cont.)

associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The net asset value of each Fund will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary.

Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s (or Underlying PIMCO Fund’s) investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Fund) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund (or Underlying PIMCO Fund) invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Fund), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Fund’s) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the

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International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Fund’s) investments in foreign currency denominated securities may reduce the returns of the Fund (or Underlying PIMCO Fund).

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Fund’s) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Fund’s) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Fund’s) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund (or Underlying PIMCO Fund’s) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund’s) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Fund’s) has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Fund’s) exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Fund’s) in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Fund’s). A Fund (or Underlying PIMCO Fund’s) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Fund’s) subsequently decreases, the Fund (or Underlying PIMCO Fund’s) would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund (or Underlying PIMCO Fund’s).

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Notes to Financial Statements (Cont.)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and

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maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset and PIMCO All Asset All Authority Funds.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.05%	0.20%	0.30%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	N/A	0.20%	0.25%
(1)

PIMCO has contractually agreed, through July 31, 2014, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2014, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

50	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2013

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2014, to reduce the PIMCO All Asset Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2014, to reduce the PIMCO All Asset All Authority Fund’s (the “AAAA Fund”) Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup the PIMCO All Asset and AAAA Funds’ waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limitation of 0.64% and 0.69%, respectively. The recoverable amounts to PIMCO at September 30, 2013 were $77,287,228 and $21,903,894, respectively, in the PIMCO All Asset and AAAA Funds.

The waivers are reflected on the Statements of Operations/Consolidated Statement of Operations as a component of Waiver by PIMCO. During the period ended September 30, 2013, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO All Asset Fund	$22,904
PIMCO All Asset All Authority Fund	7,719

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure

52	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2013

under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$7,378,936	$7,511,320
PIMCO All Asset All Authority Fund	0	0	12,075,221	9,776,461

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	336,223	$4,154,860	644,340	$8,078,116	517,781	$5,461,305	880,918	$9,703,088
Class P	21,687	268,551	66,098	819,037	126,089	1,346,485	367,133	4,031,261
Administrative Class	5,909	73,555	13,903	175,174	0	0	0	0
Class D	13,388	166,656	40,147	498,339	33,662	358,742	111,825	1,224,052
Class A	24,557	305,187	57,020	708,854	84,103	899,615	272,314	2,988,486
Class B	115	1,428	172	2,138	0	0	0	0
Class C	13,100	162,187	41,554	511,110	55,030	590,205	210,055	2,287,351
Class R	2,380	29,430	5,713	70,859	0	0	0	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	53

Notes to Financial Statements (Cont.)

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2013		Year Ended 03/31/2013		Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	28,737	$348,749	100,145	$1,256,665	23,102	$237,300	61,078	$676,484
Class P	1,237	15,036	4,364	54,810	5,501	56,508	16,388	181,354
Administrative Class	532	6,467	1,682	21,111	0	0	0	0
Class D	1,061	12,874	3,506	43,858	2,331	23,862	7,895	86,923
Class A	2,020	24,530	6,356	79,402	5,896	60,568	18,205	201,012
Class B	13	156	44	542	0	0	0	0
Class C	1,271	15,386	3,372	41,701	3,605	37,032	8,939	98,144
Class R	141	1,709	348	4,330	0	0	0	0

Cost of shares redeemed
Institutional Class	(360,360)	(4,418,129)	(414,388)	(5,187,705)	(359,635)	(3,744,659)	(221,492)	(2,438,380)
Class P	(31,976)	(392,109)	(30,849)	(385,602)	(209,124)	(2,167,283)	(83,050)	(912,883)
Administrative Class	(7,034)	(86,315)	(6,243)	(77,378)	0	0	0	0
Class D	(20,846)	(255,427)	(25,570)	(315,701)	(70,709)	(734,994)	(45,562)	(496,461)
Class A	(36,692)	(449,565)	(53,644)	(656,925)	(138,740)	(1,445,488)	(104,352)	(1,126,536)
Class B	(728)	(9,036)	(2,006)	(24,349)	0	0	0	0
Class C	(25,919)	(316,489)	(26,333)	(322,459)	(78,253)	(812,157)	(42,158)	(456,276)
Class R	(1,792)	(21,822)	(1,392)	(17,164)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(32,976)	$(362,131)	428,339	$5,378,763	639	$167,041	1,458,136	$16,047,619

12. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

54	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2013

The Funds through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Underlying PIMCO Funds Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
PIMCO All Asset Fund	$32,528,486	$967,041	$(577,447)	$389,594
PIMCO All Asset All Authority Fund	47,800,670	811,770	(2,456,641)	(1,644,871)
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	55

Glossary: (abbreviation that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviation:
SSB	State Street Bank and Trust Co.

56	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	57

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

58	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments,

60	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

62	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

(Unaudited)

their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

64	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4010SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

PIMCO CommodityRealReturn Strategy Fund®

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

Page

Chairman’s Letter	2
Important Information About the PIMCO CommodityRealReturn Strategy Fund ®	5
Fund Summary	8
Expense Example	10
Benchmark Descriptions	11
Financial Highlights	12
Consolidated Statement of Assets and Liabilities	16
Consolidated Statement of Operations	18
Consolidated Statements of Changes in Net Assets	19
Consolidated Schedule of Investments	20
Notes to Financial Statements	46
Glossary	73
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements	75

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Chairman’s Letter (Cont.)

duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■

Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, short sale risk, convertible securities risk, commodity risk, tax risk and subsidiary risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 5% in the first year to 0% at the end of the sixth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the individual Fund Summary

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

page is as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes.

The PIMCO CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	02/14/03	11/29/02	11/29/02	11/29/02	11/29/02	03/12/10

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, respectively.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through September 30, 2013

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	-12.31%	-17.85%	-1.06%	4.70%	7.55%
PIMCO CommodityRealReturn Strategy Fund® Class P	-12.37%	-17.85%	-1.16%	4.60%	7.45%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	-12.29%	-17.94%	-1.29%	4.44%	7.28%
PIMCO CommodityRealReturn Strategy Fund® Class D	-12.50%	-18.17%	-1.52%	4.19%	7.03%
PIMCO CommodityRealReturn Strategy Fund® Class A	-12.51%	-18.13%	-1.52%	4.20%	7.03%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-17.33%	-22.63%	-2.63%	3.61%	6.49%
PIMCO CommodityRealReturn Strategy Fund® Class B	-12.74%	-18.74%	-2.27%	3.55%	6.46%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	-17.09%	-22.75%	-2.45%	3.55%	6.46%
PIMCO CommodityRealReturn Strategy Fund® Class C	-12.95%	-18.84%	-2.27%	3.41%	6.23%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-13.82%	-19.64%	-2.27%	3.41%	6.23%
PIMCO CommodityRealReturn Strategy Fund® Class R	-12.57%	-18.38%	-1.86%	3.70%	6.50%
Dow Jones-UBS Commodity Index Total Return	-7.52%	-14.35%	-5.29%	2.14%	3.82%
Lipper Commodities General Funds Average	-5.96%	-12.46%	-6.14%	1.61%	1.96%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, 5.00% CDSC on Class B shares one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.16% for Administrative Class shares, 1.36% for Class D shares, 1.36% for Class A shares, 2.11% for Class B shares, 2.11% for Class C shares, and 1.61% for Class R shares.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	Class P - PCRPX	Administrative Class - PCRRX	Class D - PCRDX
Class A - PCRAX	Class B - PCRBX	Class C - PCRCX	Class R - PCSRX

Allocation Breakdown‡

U.S. Treasury Obligations	88.0%
Sovereign Issues	3.7%
Mortgage-Backed Securities	3.1%
Corporate Bonds & Notes	2.4%
Short-Term Instruments	1.1%
Other	1.7%

‡	% of Total Investments as of 09/30/13

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

»

The Fund seeks to outperform the Dow Jones-UBS Commodity Index Total Return by actively managing its commodity exposure, by holding U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral and by actively managing this collateral portfolio.

»	Exposure to commodities, which fell during the reporting period, detracted from absolute performance.
»

The portfolio’s construction, which uses primarily U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, detracted from relative performance as U.S. TIPS underperformed the U.S. Treasury-bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»	Exposure to inflation-linked bonds in Australia detracted from relative returns as the Australian inflation-linked market posted negative returns during the reporting period.

»	Short exposure to French inflation-linked bonds detracted from relative returns as inflation-linked bonds in France posted positive returns during the reporting period.

»	Exposure to inflation-linked bonds in Brazil detracted from relative returns as rising real yields led the Brazilian inflation-linked market to post negative returns during the reporting period.

»

Active commodity strategies designed to avoid the price pressure of rolling index futures during the index roll period benefited relative performance, as the pre-roll indexes held within the Fund outperformed the standard roll index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$876.90	$3.58	$1,000.00	$1,021.26	$3.85	0.76%
Class P	1,000.00	876.30	4.05	1,000.00	1,020.76	4.36	0.86
Administrative Class	1,000.00	877.10	4.75	1,000.00	1,020.00	5.11	1.01
Class D	1,000.00	875.00	5.69	1,000.00	1,019.00	6.12	1.21
Class A	1,000.00	874.90	5.69	1,000.00	1,019.00	6.12	1.21
Class B	1,000.00	872.60	9.20	1,000.00	1,015.24	9.90	1.96
Class C	1,000.00	870.50	9.19	1,000.00	1,015.24	9.90	1.96
Class R	1,000.00	874.30	6.86	1,000.00	1,017.75	7.39	1.46

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

Financial Highlights PIMCO CommodityRealReturn Strategy Fund®

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Institutional Class
04/01/2013 - 09/30/2013+	$6.57	$0.05	$(0.86)	$(0.81)	$(0.05)	$0.00	$(0.05)
03/31/2013	6.69	0.05	0.05	0.10	(0.15)	(0.07)	(0.22)
03/31/2012	9.69	0.15	(1.17)	(1.02)	(1.80)	(0.18)	(1.98)
03/31/2011	7.82	0.14	2.62	2.76	(0.89)	0.00	(0.89)
03/31/2010	6.26	0.26	2.02	2.28	(0.62)	(0.10)	(0.72)
03/31/2009	18.32	0.34	(9.60)	(9.26)	(0.71)	(2.09)	(2.80)
Class P
04/01/2013 - 09/30/2013+	6.56	0.05	(0.86)	(0.81)	(0.05)	0.00	(0.05)
03/31/2013	6.68	0.03	0.06	0.09	(0.14)	(0.07)	(0.21)
03/31/2012	9.68	0.15	(1.18)	(1.03)	(1.79)	(0.18)	(1.97)
03/31/2011	7.82	0.13	2.61	2.74	(0.88)	0.00	(0.88)
03/31/2010	6.27	0.25	2.01	2.26	(0.61)	(0.10)	(0.71)
04/30/2008 - 03/31/2009	18.65	0.16	(9.73)	(9.57)	(0.72)	(2.09)	(2.81)
Administrative Class
04/01/2013 - 09/30/2013+	6.48	0.05	(0.85)	(0.80)	(0.04)	0.00	(0.04)
03/31/2013	6.59	0.02	0.06	0.08	(0.12)	(0.07)	(0.19)
03/31/2012	9.58	0.15	(1.19)	(1.04)	(1.77)	(0.18)	(1.95)
03/31/2011	7.75	0.12	2.58	2.70	(0.87)	0.00	(0.87)
03/31/2010	6.21	0.24	2.00	2.24	(0.60)	(0.10)	(0.70)
03/31/2009	18.21	0.31	(9.54)	(9.23)	(0.68)	(2.09)	(2.77)
Class D
04/01/2013 - 09/30/2013+	6.49	0.04	(0.85)	(0.81)	(0.04)	0.00	(0.04)
03/31/2013	6.58	0.02	0.04	0.06	(0.08)	(0.07)	(0.15)
03/31/2012	9.56	0.12	(1.16)	(1.04)	(1.76)	(0.18)	(1.94)
03/31/2011	7.74	0.09	2.58	2.67	(0.85)	0.00	(0.85)
03/31/2010	6.20	0.22	2.00	2.22	(0.58)	(0.10)	(0.68)
03/31/2009	18.19	0.34	(9.59)	(9.25)	(0.65)	(2.09)	(2.74)
Class A
04/01/2013 - 09/30/2013+	6.48	0.04	(0.85)	(0.81)	(0.04)	0.00	(0.04)
03/31/2013	6.56	0.03	0.04	0.07	(0.08)	(0.07)	(0.15)
03/31/2012	9.54	0.12	(1.16)	(1.04)	(1.76)	(0.18)	(1.94)
03/31/2011	7.72	0.09	2.58	2.67	(0.85)	0.00	(0.85)
03/31/2010	6.19	0.22	1.99	2.21	(0.58)	(0.10)	(0.68)
03/31/2009	18.17	0.32	(9.56)	(9.24)	(0.65)	(2.09)	(2.74)

Please see footnotes on page 14.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$5.71	(12.31)%	$11,640,438	0.76	%*	0.89	%*	0.74	%*	0.87	%*	1.72	%*	21%
6.57	1.46	13,990,917	0.78		0.91		0.74		0.87		0.81		57
6.69	(10.98)	15,351,385	0.77		0.90		0.74		0.87		1.80		177
9.69	37.43	19,050,186	0.76		0.89		0.74		0.87		1.61		198
7.82	36.58	11,302,566	0.79		0.89		0.74		0.84		3.31		397
6.26	(50.88)	4,443,754	1.12		1.21		0.74		0.83		2.83		979

5.70	(12.37)	1,652,750	0.86	*	0.99	*	0.84	*	0.97	*	1.73	*	21
6.56	1.37	2,165,674	0.88		1.01		0.84		0.97		0.47		57
6.68	(11.10)	1,320,378	0.87		1.00		0.84		0.97		1.80		177
9.68	37.20	1,694,106	0.86		0.99		0.84		0.97		1.52		198
7.82	36.32	694,385	0.87		0.97		0.84		0.94		3.17		397
6.27	(51.66)	17,049	1.45	*	1.54	*	0.84	*	0.93	*	2.30	*	979

5.64	(12.29)	341,752	1.01	*	1.14	*	0.99	*	1.12	*	1.81	*	21
6.48	1.18	608,202	1.03		1.16		0.99		1.12		0.34		57
6.59	(11.25)	418,468	1.02		1.15		0.99		1.12		1.80		177
9.58	36.94	1,253,863	1.01		1.14		0.99		1.12		1.45		198
7.75	36.27	1,159,140	1.04		1.14		0.99		1.09		3.08		397
6.21	(50.97)	564,524	1.40		1.49		0.99		1.08		2.55		979

5.64	(12.50)	787,471	1.21	*	1.34	*	1.19	*	1.32	*	1.30	*	21
6.49	0.97	1,059,015	1.23		1.36		1.19		1.32		0.33		57
6.58	(11.32)	1,086,195	1.22	(b)	1.35	(b)	1.19	(b)	1.32	(b)	1.45		177
9.56	36.55	1,334,588	1.26		1.39		1.24		1.37		1.12		198
7.74	36.01	827,575	1.29		1.39		1.24		1.34		2.91		397
6.20	(51.12)	426,678	1.59		1.68		1.24		1.33		2.57		979

5.63	(12.51)	1,360,477	1.21	*	1.34	*	1.19	*	1.32	*	1.31	*	21
6.48	1.02	1,757,498	1.23		1.36		1.19		1.32		0.47		57
6.56	(11.34)	2,264,191	1.22	(b)	1.35	(b)	1.19	(b)	1.32	(b)	1.44		177
9.54	36.65	2,886,760	1.26		1.39		1.24		1.37		1.12		198
7.72	35.92	1,782,541	1.29		1.39		1.24		1.34		2.91		397
6.19	(51.10)	1,011,097	1.60		1.69		1.24		1.33		2.49		979

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class B
04/01/2013 - 09/30/2013+	$6.33	$0.02	$(0.83)	$(0.81)	$(0.02)	$0.00	$(0.02)
03/31/2013	6.42	(0.01)	0.02	0.01	(0.03)	(0.07)	(0.10)
03/31/2012	9.38	0.07	(1.15)	(1.08)	(1.70)	(0.18)	(1.88)
03/31/2011	7.60	0.03	2.54	2.57	(0.79)	0.00	(0.79)
03/31/2010	6.11	0.17	1.94	2.11	(0.52)	(0.10)	(0.62)
03/31/2009	18.01	0.22	(9.48)	(9.26)	(0.55)	(2.09)	(2.64)
Class C
04/01/2013 - 09/30/2013+	6.30	0.02	(0.84)	(0.82)	(0.02)	0.00	(0.02)
03/31/2013	6.39	(0.02)	0.04	0.02	(0.04)	(0.07)	(0.11)
03/31/2012	9.36	0.05	(1.14)	(1.09)	(1.70)	(0.18)	(1.88)
03/31/2011	7.59	0.03	2.53	2.56	(0.79)	0.00	(0.79)
03/31/2010	6.10	0.16	1.96	2.12	(0.53)	(0.10)	(0.63)
03/31/2009	17.98	0.22	(9.45)	(9.23)	(0.56)	(2.09)	(2.65)
Class R
04/01/2013 - 09/30/2013+	6.39	0.02	(0.82)	(0.80)	(0.04)	0.00	(0.04)
03/31/2013	6.50	(0.02)	0.07	0.05	(0.09)	(0.07)	(0.16)
03/31/2012	9.48	0.06	(1.11)	(1.05)	(1.75)	(0.18)	(1.93)
03/31/2011	7.70	0.12	2.52	2.64	(0.86)	0.00	(0.86)
03/12/2010 - 03/31/2010	7.93	0.00	(0.03)	(0.03)	(0.20)	0.00	(0.20)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate**

$5.50	(12.74)%	$12,596	1.96	%*	2.09	%*	1.94	%*	2.07	%*	0.66	%*	21%
6.33	0.18	20,206	1.98		2.11		1.94		2.07		(0.11)		57
6.42	(12.02)	48,818	1.97	(b)	2.10	(b)	1.94	(b)	2.07	(b)	0.82		177
9.38	35.69	100,191	2.01		2.14		1.99		2.12		0.41		198
7.60	34.76	102,718	2.04		2.14		1.99		2.09		2.32		397
6.11	(51.50)	84,196	2.35		2.44		1.99		2.08		1.75		979

5.46	(12.95)	530,058	1.96	*	2.09	*	1.94	*	2.07	*	0.59	*	21
6.30	0.37	746,739	1.98		2.11		1.94		2.07		(0.37)		57
6.39	(12.11)	896,713	1.97	(b)	2.10	(b)	1.94	(b)	2.07	(b)	0.68		177
9.36	35.71	1,167,646	2.01		2.14		1.99		2.12		0.39		198
7.59	34.89	751,143	2.04		2.14		1.99		2.09		2.17		397
6.10	(51.47)	429,408	2.35		2.44		1.99		2.08		1.73		979

5.55	(12.57)	45,055	1.46	*	1.59	*	1.44	*	1.57	*	0.80	*	21
6.39	0.69	29,625	1.48		1.61		1.44		1.57		(0.28)		57
6.50	(11.54)	11,144	1.47	(b)	1.60	(b)	1.44	(b)	1.57	(b)	0.77		177
9.48	36.32	4,596	1.51		1.64		1.49		1.62		1.27		198
7.70	(0.42)	10	1.50	*	1.60	*	1.49	*	1.59	*	3.63	*	397

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$18,680,083
Investments in Affiliates	189
Financial Derivative Instruments
Exchange-traded or centrally cleared	12,605
Over the counter	46,520
Cash	494
Deposits with counterparty	39,860
Foreign currency, at value	7,068
Receivable for investments sold	512,030
Receivable for Fund shares sold	40,353
Interest and dividends receivable	44,345
Dividends receivable from Affiliates	2
Reimbursement receivable from PIMCO	1,966
Other assets	688
19,386,203
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,633,185
Payable for sale-buyback transactions	828,477
Payable for short sales	3,147
Financial Derivative Instruments
Exchange-traded or centrally cleared	15,707
Over the counter	227,694
Payable for investments purchased	227,002
Payable for investments in Affiliates purchased	2
Deposits from counterparty	26,681
Payable for Fund shares redeemed	40,959
Accrued investment advisory fees	7,561
Accrued supervisory and administrative fees	4,266
Accrued distribution fees	546
Accrued servicing fees	379
3,015,606
Net Assets	$16,370,597
Net Assets Consist of:
Paid in capital	$17,627,390
Undistributed net investment income	71,474
Accumulated undistributed net realized (loss)	(1,156,912)
Net unrealized (depreciation)	(171,355)
$16,370,597
Cost of Investments in Securities	$18,739,402
Cost of Investments in Affiliates	$189
Cost of Foreign Currency Held	$7,081
Proceeds Received on Short Sales	$3,039
Cost or Premiums of Financial Derivative Instruments, net	$(22,107)

* Includes repurchase agreements of:	$7,150

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

September 30, 2013 (Unaudited)

Net Assets:
Institutional Class	$11,640,438
Class P	1,652,750
Administrative Class	341,752
Class D	787,471
Class A	1,360,477
Class B	12,596
Class C	530,058
Class R	45,055
Shares Issued and Outstanding:
Institutional Class	2,038,560
Class P	289,912
Administrative Class	60,633
Class D	139,607
Class A	241,731
Class B	2,291
Class C	97,015
Class R	8,118
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$5.71
Class P	5.70
Administrative Class	5.64
Class D	5.64
Class A	5.63
Class B	5.50
Class C	5.46
Class R	5.55

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2013 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest	$222,235
Dividends	779
Dividends from Investments in Affiliates	180
Miscellaneous income	1
Total Income	223,195

Expenses:
Investment advisory fees	51,633
Supervisory and administrative fees	29,522
Distribution and/or servicing fees - Administrative Class	454
Distribution and/or servicing fees - Class D	1,141
Distribution fees - Class B	58
Distribution fees - Class C	2,324
Distribution fees - Class R	45
Servicing fees - Class A	1,898
Servicing fees - Class B	19
Servicing fees - Class C	775
Servicing fees - Class R	45
Interest expense	1,381
Total Expenses	89,295
Waiver and/or Reimbursement by PIMCO	(11,064)
Net Expenses	78,231

Net Investment Income	144,964

Net Realized Gain (Loss):
Investments in securities	55,416
Investments in Affiliates	106
Exchange-traded or centrally cleared financial derivative instruments	(87,415)
Over the counter financial derivative instruments	(1,337,785)
Foreign currency	(12,294)
Net Realized (Loss)	(1,381,972)

Net Change in Unrealized Appreciation (Depreciation)
Investments in securities	(1,246,988)
Investments in Affiliates	(72)
Exchange-traded or centrally cleared financial derivative instruments	53,760
Over the counter financial derivative instruments	(55,653)
Foreign currency assets and liabilities	(400)
Net Change in Unrealized (Depreciation)	(1,249,353)
Net (Loss)	(2,631,325)

Net (Decrease) in Net Assets Resulting from Operations	$(2,486,361)

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
(Decrease) in Net Assets from:

Operations:
Net investment income	$144,964	$136,318
Net realized (loss)	(1,381,972)	(338,687)
Net change in unrealized appreciation (depreciation)	(1,249,353)	493,510
Net increase (decrease) resulting from operations	(2,486,361)	291,141

Distributions to Shareholders:
From net investment income
Institutional Class	(109,390)	(318,302)
Class P	(14,011)	(39,191)
Administrative Class	(2,436)	(11,224)
Class D	(6,114)	(13,362)
Class A	(10,088)	(21,491)
Class B	(65)	(169)
Class C	(2,664)	(5,830)
Class R	(222)	(225)
From net realized capital gains
Institutional Class	0	(140,378)
Class P	0	(19,535)
Administrative Class	0	(6,553)
Class D	0	(10,900)
Class A	0	(18,611)
Class B	0	(254)
Class C	0	(8,553)
Class R	0	(225)

Total Distributions	(144,990)	(614,803)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(1,375,928)	(695,754)

Total (Decrease) in Net Assets	(4,007,279)	(1,019,416)

Net Assets:
Beginning of period	20,377,876	21,397,292
End of period*	$16,370,597	$20,377,876

*Including undistributed net investment income of:	$71,474	$71,500

**	See note 13 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.1%

BANK LOAN OBLIGATIONS 0.1%
AES Corp.
3.750% due 05/27/2018	$335	$337
Community Health Systems, Inc.
2.429% due 07/25/2014	276	277
HCA, Inc.
2.679% due 05/02/2016	7,868	7,875
IASIS Healthcare LLC
4.500% due 05/03/2018	9,751	9,824
Springleaf Financial Funding Co.
5.500% due 05/10/2017	5,676	5,692

Total Bank Loan Obligations (Cost $23,843)		24,005

CORPORATE BONDS & NOTES 2.8%

BANKING & FINANCE 2.2%
Abbey National Treasury Services PLC
1.844% due 04/25/2014	33,800	34,066
Ally Financial, Inc.
0.000% due 06/15/2015	2,600	2,464
2.460% due 12/01/2014	1,100	1,100
7.500% due 12/31/2013	1,000	1,016
American International Group, Inc.
3.750% due 11/30/2013	28,100	28,235
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	100	104
Banco Santander Brasil S.A.
2.352% due 03/18/2014	10,400	10,390
4.250% due 01/14/2016	14,500	14,899
BPCE S.A.
2.015% due 02/07/2014	38,300	38,530
2.375% due 10/04/2013	11,400	11,403
Credit Agricole Home Loan SFH
1.016% due 07/21/2014	57,200	57,486
Credit Agricole S.A.
1.716% due 01/21/2014	15,800	15,863
Eksportfinans ASA
2.375% due 05/25/2016	3,000	2,918
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,058
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	1,500	1,603
International Lease Finance Corp.
6.500% due 09/01/2014	3,500	3,649
Intesa Sanpaolo SpA
2.662% due 02/24/2014	29,100	29,263
Morgan Stanley
0.570% due 01/09/2014	3,100	3,099
1.865% due 01/24/2014	64,800	65,045

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qatari Diar Finance QSC
5.000% due 07/21/2020	$1,500	$1,656
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	300	317
5.499% due 07/07/2015	3,000	3,193
SLM Corp. CPI Linked Bond
2.278% due 10/01/2014	560	545
2.278% due 11/01/2016	700	662
3.638% due 01/31/2014	4,400	4,429
3.668% due 02/01/2014	6,073	6,084
3.818% due 11/01/2013	552	552
Stone Street Trust
5.902% due 12/15/2015	2,000	2,166
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016	15,700	15,190

		357,985

INDUSTRIALS 0.3%
Anglo American Capital PLC
9.375% due 04/08/2014	1,000	1,042
Con-way, Inc.
7.250% due 01/15/2018	10,000	11,347
D.R. Horton, Inc.
5.625% due 01/15/2016	5,000	5,350
DISH DBS Corp.
6.625% due 10/01/2014	850	895
7.000% due 10/01/2013	5,000	5,000
Lennar Corp.
5.500% due 09/01/2014	1,200	1,245
5.600% due 05/31/2015	3,000	3,180
New York Times Co.
5.000% due 03/15/2015	1,000	1,044
Noble Group Ltd.
4.875% due 08/05/2015	6,400	6,680
Petrobras International Finance Co.
3.875% due 01/27/2016	800	829
Petroleos de Venezuela S.A.
5.000% due 10/28/2015	13,900	12,267
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,979
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	3,187	3,497
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	200	232

		56,587

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	800	818

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		$33,208	$33,955
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,042
5.000% due 10/19/2025		1,300	1,313
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	39,000	395
1.850% due 07/28/2014		39,000	395
4.500% due 03/24/2014	EUR	3,300	4,484
5.050% due 11/28/2014	JPY	10,000	105

			42,507

Total Corporate Bonds & Notes (Cost $449,266)			457,079

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.309% due 03/25/2036		$452	416
0.624% due 02/25/2037		6,823	6,808
2.372% due 05/01/2035		315	333
2.505% due 05/01/2036		58	61
3.000% due 11/01/2043		1,000	975
4.000% due 07/01/2019		6,594	7,010
5.410% due 01/13/2023		6,165	6,248
Freddie Mac
0.412% due 02/15/2019		5,617	5,619
0.452% due 01/15/2037		35	35
2.657% due 06/01/2033		349	370
2.901% due 01/01/2034		463	494
Ginnie Mae
0.482% due 01/16/2031		24	24
NCUA Guaranteed Notes
0.632% due 10/07/2020		9,572	9,627
0.742% due 12/08/2020		45,335	45,710
Small Business Administration
5.902% due 02/10/2018		2,193	2,430

Total U.S. Government Agencies (Cost $85,153)			86,160

U.S. TREASURY OBLIGATIONS 100.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		212,397	218,122
0.125% due 04/15/2016 (g)		264,570	271,701
0.125% due 04/15/2017		442,054	456,196
0.125% due 04/15/2018 (g)		842,774	868,913
0.125% due 01/15/2022 (g)(i)		140,818	139,195
0.125% due 01/15/2022 (g)		50,571	49,989
0.125% due 07/15/2022 (e)		1,398,932	1,379,370
0.125% due 07/15/2022		1,016	1,002
0.125% due 01/15/2023 (e)(g)(i)		967,497	941,950
0.375% due 07/15/2023 (e)		281,354	280,101
0.500% due 04/15/2015 (g)(i)		59,689	61,027

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.500% due 04/15/2015 (g)		$250,394	$256,008
0.625% due 07/15/2021 (g)		515,101	536,691
0.625% due 07/15/2021 (e)(g)		829,136	863,888
0.625% due 02/15/2043 (g)(i)		48,260	39,641
1.125% due 01/15/2021		669,456	721,312
1.250% due 04/15/2014 (g)		112,032	113,021
1.250% due 07/15/2020 (e)(g)(i)		2,420,397	2,650,618
1.375% due 07/15/2018		1,721	1,891
1.375% due 01/15/2020		505,226	554,624
1.625% due 01/15/2015		35,599	36,818
1.625% due 01/15/2015 (g)		255,115	263,845
1.625% due 01/15/2018 (e)		332,626	365,901
1.750% due 01/15/2028		55,584	62,341
1.875% due 07/15/2015		504,621	533,104
1.875% due 07/15/2015 (e)		37,949	40,091
1.875% due 07/15/2019		418,795	474,858
1.875% due 07/15/2019 (g)		328,206	372,142
2.000% due 01/15/2014		120,522	121,162
2.000% due 07/15/2014 (e)(g)		323,911	332,262
2.000% due 01/15/2016		295,998	316,741
2.125% due 01/15/2019		136,870	155,487
2.125% due 01/15/2019 (g)		288,320	327,536
2.375% due 01/15/2017		128,155	142,242
2.375% due 01/15/2025		24,785	29,620
2.375% due 01/15/2027		10,877	13,105
2.500% due 07/15/2016		785,231	867,128
2.500% due 07/15/2016 (e)		1,041	1,150
2.625% due 07/15/2017 (i)		816,323	927,101
3.375% due 04/15/2032		921	1,292
U.S. Treasury Notes
0.250% due 02/28/2014 (g)		488	488
0.250% due 03/31/2014 (g)		102	102
0.250% due 05/31/2014 (g)(i)		52,000	52,058
0.250% due 08/31/2014		300,000	300,381
0.500% due 08/15/2014		254,000	254,868
0.750% due 06/15/2014 (e)(g)(i)		38,602	38,783

Total U.S. Treasury Obligations (Cost $16,544,392)			16,435,866

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
2.865% due 09/25/2035		2,643	2,323
5.129% due 10/25/2035		3,146	2,865
American Home Mortgage Assets Trust
0.369% due 05/25/2046		351	248
1.079% due 11/25/2046		8,581	4,626
American Home Mortgage Investment Trust
1.873% due 09/25/2045		1,438	1,382
Arran Residential Mortgages Funding PLC
1.676% due 11/19/2047	EUR	6,067	8,322

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Commercial Mortgage Trust
0.352% due 06/10/2049	$458	$458
5.492% due 02/10/2051	10,140	11,136
5.634% due 04/10/2049	191	193
5.857% due 06/10/2049	7,100	7,916
5.889% due 07/10/2044	600	660
5.924% due 05/10/2045	9,700	10,649
5.934% due 02/10/2051	7,100	7,953
Banc of America Funding Corp.
0.470% due 05/20/2035	402	264
5.380% due 05/20/2036	1,271	1,240
5.568% due 01/20/2047 ^	552	443
Banc of America Large Loan Trust
2.482% due 11/15/2015	29,775	29,833
Banc of America Mortgage Securities, Inc.
3.068% due 12/25/2034	2,969	2,917
Banc of America Mortgage Trust
2.739% due 07/25/2035	2,440	2,317
2.875% due 03/25/2035	1,015	978
5.250% due 01/25/2035	60	60
6.500% due 09/25/2033	17	17
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	8,100	8,849
BCAP LLC Trust
0.349% due 01/25/2037 ^	2,297	1,626
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	2,097	2,104
2.420% due 02/25/2036 ^	933	628
2.674% due 10/25/2035	2,768	2,697
2.693% due 05/25/2033	74	74
3.123% due 01/25/2035	6,163	6,110
4.816% due 07/25/2034	2,283	2,244
5.236% due 03/25/2035	347	333
Bear Stearns Alt-A Trust
0.339% due 02/25/2034	1,540	1,503
2.366% due 09/25/2034	963	935
2.735% due 09/25/2035	802	665
Chase Mortgage Finance Trust
2.665% due 03/25/2037	3,247	2,891
5.056% due 12/25/2035	4,708	4,552
5.500% due 12/25/2022	2,522	2,563
5.714% due 09/25/2036	2,474	2,213
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	557	554
2.270% due 09/25/2035	3,503	3,467
2.290% due 09/25/2035	3,679	3,620
2.540% due 05/25/2035	821	797
2.550% due 10/25/2035	3,517	3,400
2.570% due 03/25/2036	392	359
2.691% due 12/25/2035 ^	743	496
5.297% due 08/25/2035	1,815	1,773
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	100	100
5.886% due 11/15/2044	3,530	3,984

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		$786	$631
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		13,487	13,943
5.993% due 12/10/2049		3,680	4,194
Countrywide Alternative Loan Trust
0.349% due 05/25/2047		7,723	6,287
0.359% due 05/25/2047		3,784	2,905
0.360% due 02/20/2047		9,542	6,355
0.375% due 12/20/2046		780	526
0.389% due 07/25/2046		305	247
1.099% due 12/25/2035		1,270	907
5.361% due 11/25/2035 ^		797	600
5.500% due 10/25/2033		1,287	1,345
5.750% due 03/25/2037 ^		788	618
6.500% due 08/25/2032		1,504	1,525
Countrywide Home Loan Mortgage Pass-Through Trust
0.499% due 03/25/2035		142	114
0.519% due 06/25/2035		2,630	2,295
2.551% due 04/20/2035		1,636	1,665
2.659% due 09/25/2033		1,416	1,401
2.797% due 09/25/2047 ^		1,676	1,384
4.750% due 07/25/2014		7	8
4.818% due 11/20/2034		695	644
4.976% due 10/20/2035		831	688
5.500% due 11/25/2035 ^		373	356
5.500% due 04/25/2038		1,598	1,578
Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 04/25/2034		4,492	4,515
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		1,124	961
Deutsche ALT-B Securities, Inc.
0.279% due 10/25/2036 ^		289	159
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035		8,081	8,181
Eurosail PLC
1.719% due 10/17/2040	EUR	6,640	8,837
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035		$726	704
5.000% due 10/25/2020		139	143
Gosforth Funding PLC
1.960% due 04/24/2047	GBP	5,964	9,815
Granite Master Issuer PLC
0.327% due 12/20/2054	EUR	1,668	2,231
0.407% due 12/20/2054		3,564	4,765
Granite Mortgages PLC
0.502% due 06/20/2044		331	442
0.600% due 01/20/2044		604	811
0.666% due 01/20/2044		$604	599
0.766% due 07/20/2043		2,641	2,622
Greenwich Capital Commercial Funding Corp.
0.322% due 11/05/2021		93	92

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Trust
1.456% due 03/06/2020	$31,502	$31,552
3.849% due 12/10/2043	9,017	9,567
4.592% due 08/10/2043	1,400	1,530
5.162% due 12/10/2043	10,000	11,273
5.560% due 11/10/2039	2,379	2,626
GSR Mortgage Loan Trust
2.636% due 11/25/2035	638	549
2.660% due 11/25/2035	3,129	3,016
2.681% due 09/25/2035	1,861	1,866
5.062% due 11/25/2035 ^	5,281	4,863
Harborview Mortgage Loan Trust
0.361% due 07/19/2046	10,710	6,959
0.401% due 05/19/2035	1,356	1,112
0.431% due 01/19/2036	3,124	1,962
5.126% due 08/19/2036 ^	1,160	959
HomeBanc Mortgage Trust
0.359% due 12/25/2036	872	736
0.449% due 10/25/2035	5,441	4,636
5.477% due 04/25/2037 ^	864	685
IndyMac Mortgage Loan Trust
0.359% due 07/25/2047	4,279	2,754
0.369% due 09/25/2046	7,195	5,703
2.541% due 10/25/2034	1,250	1,209
2.782% due 06/25/2035 ^	689	592
4.656% due 09/25/2035	747	662
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046	2,900	3,038
3.673% due 02/15/2046	6,200	6,535
3.853% due 06/15/2043	4,278	4,450
5.298% due 05/15/2047	872	876
5.336% due 05/15/2047	110	121
5.440% due 06/12/2047	730	808
5.794% due 02/12/2051	9,500	10,747
JPMorgan Mortgage Trust
2.347% due 07/27/2037	955	812
2.519% due 06/25/2036	2,709	2,375
2.725% due 07/25/2034	538	533
2.801% due 07/25/2035	512	509
5.090% due 06/25/2035	1,485	1,506
5.100% due 06/25/2035	641	647
5.140% due 11/25/2035	964	921
5.254% due 07/25/2035	624	644
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	4,160
5.430% due 02/15/2040	2,096	2,310
5.866% due 09/15/2045	1,520	1,704
Luminent Mortgage Trust
0.349% due 12/25/2036	5,386	3,872
0.379% due 10/25/2046	1,726	1,426
MASTR Adjustable Rate Mortgages Trust
0.419% due 05/25/2037	726	494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Alternative Note Asset Trust
0.479% due 03/25/2037		$1,273	$537
2.842% due 06/25/2037 ^		927	578
Merrill Lynch Mortgage Investors Trust
1.666% due 10/25/2035		3,471	3,370
2.475% due 06/25/2035		1,622	1,581
3.011% due 05/25/2034		655	640
4.989% due 12/25/2035		449	427
5.099% due 09/25/2035		632	602
5.337% due 05/25/2036		2,583	2,569
Merrill Lynch Mortgage Trust
5.872% due 05/12/2039		10,170	11,118
5.941% due 06/12/2050		245	247
6.045% due 06/12/2050		5,000	5,133
Merrill Lynch Mortgage-Backed Securities Trust
4.852% due 04/25/2037 ^		3,495	2,857
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,467
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,827
5.610% due 04/15/2049		2,097	2,113
6.107% due 06/11/2049		11,335	12,724
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		456	462
Morgan Stanley Re-REMIC Trust
5.993% due 08/12/2045		3,300	3,676
5.993% due 08/15/2045		4,700	5,236
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,196
RBSSP Resecuritization Trust
2.397% due 12/26/2036		2,971	3,008
Residential Accredit Loans, Inc. Trust
0.479% due 08/25/2035		2,120	1,654
2.480% due 04/25/2035		491	476
3.201% due 08/25/2035 ^		621	366
3.748% due 02/25/2036 ^		647	441
Residential Asset Securitization Trust
5.000% due 08/25/2019		321	331
6.250% due 10/25/2036 ^		1,374	1,054
Residential Funding Mortgage Securities, Inc. Trust
3.063% due 09/25/2035 ^		3,083	2,499
5.330% due 06/25/2035		810	799
6.500% due 03/25/2032		901	952
Sequoia Mortgage Trust
0.881% due 10/19/2026		90	90
2.467% due 01/20/2047 ^		1,629	1,388
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	1,901	2,443
Structured Adjustable Rate Mortgage Loan Trust
0.499% due 10/25/2035		$2,136	1,812
2.463% due 04/25/2035		5,633	5,409
5.536% due 02/25/2036 ^		761	620

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.369% due 06/25/2036	$707	$544
0.399% due 05/25/2046	5,072	2,655
0.431% due 07/19/2035	3,446	3,185
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.653% due 10/28/2035	1,051	998
Vornado DP LLC Trust
4.004% due 09/13/2028	9,000	9,542
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020	7,547	7,452
5.088% due 08/15/2041	10,741	10,941
Wachovia Mortgage Loan Trust LLC
2.639% due 08/20/2035	2,253	2,078
WaMu Mortgage Pass-Through Certificates
0.893% due 01/25/2047	5,429	4,264
0.913% due 04/25/2047	7,640	6,868
0.963% due 12/25/2046	2,219	2,061
1.133% due 06/25/2046	359	314
1.153% due 08/25/2046	1,247	1,062
1.353% due 11/25/2042	361	328
2.382% due 09/25/2036 ^	3,495	3,002
2.437% due 09/25/2035	3,800	3,458
2.444% due 04/25/2035	3,200	2,973
2.454% due 05/25/2046	221	192
2.454% due 11/25/2046	1,633	1,469
4.674% due 02/25/2037 ^	6,212	5,130
5.904% due 08/25/2046	7,027	6,444
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 01/25/2035	1,407	1,370
2.626% due 09/25/2034	1,477	1,498
2.636% due 04/25/2036	1,720	1,701
2.640% due 06/25/2035	2,798	2,861
2.642% due 03/25/2036	8,250	7,961
2.708% due 04/25/2036	1,836	1,766
2.729% due 03/25/2036	328	316
5.004% due 03/25/2036	889	885
5.162% due 10/25/2035	3,786	3,726
5.500% due 05/25/2022	1,419	1,503
5.500% due 12/25/2035	138	137
5.595% due 04/25/2036	3,585	3,466

Total Mortgage-Backed Securities (Cost $536,667)		581,581

ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp. Home Equity Loan Trust
0.239% due 10/25/2036	51	17
AIMCO CLO
0.516% due 10/20/2019	2,504	2,481
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	149	152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.379% due 08/25/2035		$217	$214
0.699% due 05/25/2034		2,008	1,707
AMMC CLO Ltd.
0.487% due 05/03/2018		65	65
Ares CLO Ltd.
0.483% due 03/12/2018		8,898	8,834
Asset-Backed Securities Corp. Home Equity Loan Trust
0.809% due 09/25/2034		1,186	1,059
Avenue CLO Ltd.
0.525% due 10/30/2017		978	978
Babson CLO, Inc.
0.515% due 11/10/2019		5,881	5,811
Bear Stearns Asset-Backed Securities Trust
0.259% due 10/25/2036		23	23
1.179% due 10/25/2037		3,027	2,625
BlackRock Senior Income Series Corp.
0.506% due 04/20/2019		2,277	2,240
Carrington Mortgage Loan Trust
0.279% due 06/25/2037		1,119	1,093
Citibank Omni Master Trust
2.932% due 08/15/2018		54,800	55,959
Citigroup Mortgage Loan Trust, Inc.
0.259% due 01/25/2037		110	55
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		347	355
Countrywide Asset-Backed Certificates
0.329% due 02/25/2037		3,971	3,521
0.429% due 04/25/2036		3,124	3,051
0.469% due 08/25/2036		2,400	1,760
4.805% due 04/25/2036		4,788	4,871
Dryden Leveraged Loan CDO
0.512% due 05/22/2017		1,610	1,599
0.571% due 08/08/2022	EUR	6,531	8,582
Equity One ABS, Inc.
0.479% due 04/25/2034		$46	38
First Franklin Mortgage Loan Trust
0.559% due 09/25/2035		323	320
0.619% due 04/25/2035		733	732
Galaxy CLO Ltd.
0.506% due 04/25/2019		3,137	3,110
GSAA Home Equity Trust
0.479% due 03/25/2037		1,324	786
GSAMP Trust
0.549% due 03/25/2047		2,500	1,441
Halcyon Structured Asset Management CLO Ltd.
0.453% due 05/21/2018		316	316
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	478	643

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Securitization Corp. Trust
0.229% due 10/25/2036		$77	$38
0.449% due 02/25/2036		2,381	1,740
ING Investment Management CLO Ltd.
0.530% due 12/01/2017		756	746
Jubilee CDO BV
0.719% due 10/15/2019	EUR	3,298	4,435
Morgan Stanley ABS Capital, Inc.
0.239% due 05/25/2037		$1,326	706
0.649% due 07/25/2035		350	295
Morgan Stanley Home Equity Loan Trust
0.884% due 12/25/2034		1,020	1,002
Morgan Stanley IXIS Real Estate Capital Trust
0.229% due 11/25/2036		9	4
Morgan Stanley Mortgage Loan Trust
0.539% due 04/25/2037		1,215	582
Mountain View Funding CLO Ltd.
0.528% due 04/15/2019		1,463	1,447
MSIM Peconic Bay Ltd.
0.546% due 07/20/2019		1,234	1,229
Navigare Funding CLO Ltd.
0.524% due 05/20/2019		804	803
Octagon Investment Partners Ltd.
0.562% due 11/28/2018		1,565	1,548
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.439% due 07/25/2035		97	97
Option One Mortgage Loan Trust Asset-Backed Certificates
0.979% due 02/25/2035		985	962
Pacifica CDO Corp.
0.524% due 01/26/2020		2,016	2,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.439% due 09/25/2035		401	392
0.679% due 07/25/2035		500	468
0.829% due 10/25/2034		2,500	2,381
1.169% due 09/25/2034		977	849
Popular ABS Mortgage Pass-Through Trust
0.609% due 06/25/2035		6,212	5,932
Sherwood Castle Funding PLC
0.697% due 06/15/2016	GBP	1,000	1,614
SLC Student Loan Trust
4.750% due 06/15/2033		$14,866	13,803
SLM Student Loan Trust
2.350% due 04/15/2039		529	530
3.200% due 05/16/2044		2,244	2,318
3.432% due 05/16/2044		13,208	13,911
Soundview Home Loan Trust
0.239% due 11/25/2036		674	233
0.319% due 12/25/2036		1,182	1,152
Structured Asset Investment Loan Trust
0.539% due 10/25/2035		1,379	1,325

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Volkswagen Car Lease
0.758% due 02/21/2017	EUR	119	$161

Total Asset-Backed Securities (Cost $173,830)			177,141

SOVEREIGN ISSUES 4.3%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	4,200	4,652
4.000% due 08/20/2020		72,870	124,916
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	996,600	315,752
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014		10,083	10,752
6.000% due 05/15/2015		4,400	4,743
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	56,607	74,785
2.100% due 09/15/2017 (b)		9,231	12,603
2.100% due 09/15/2021 (b)		4,303	5,533
3.100% due 09/15/2026 (b)		3,159	4,222
Mexico Government International Bond
3.660% due 03/19/2015	MXN	107,740	8,245
3.980% due 06/29/2017		96,400	7,336
4.010% due 01/30/2020		911,400	69,219
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	12,800	13,371
2.750% due 11/20/2025		30,550	35,285
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	4,875	3,831

Total Sovereign Issues (Cost $704,274)			695,245

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2013 (c)		7,750	7,406
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,375

Total Preferred Securities (Cost $19,790)			20,781

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.2%

COMMERCIAL PAPER 0.1%
Santander S.A.
3.100% due 10/01/2013		$20,000	20,000

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (d) 0.0%
		$7,150

U.S. TREASURY BILLS 1.1%
0.068% due 10/03/2013 - 08/21/2014 (a)(e)(g)(i)	$175,123	175,075

Total Short-Term Instruments (Cost $202,187)		202,225

Total Investments in Securities (Cost $18,739,402)		18,680,083

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	16,523	165

	SHARES	MARKET VALUE (000S)
PIMCO Short-Term Floating NAV Portfolio III	2,355	$24

Total Short-Term Instruments (Cost $189)		189

Total Investments in Affiliates (Cost $189)		189

Total Investments 114.1% (Cost $18,739,591)		$18,680,272

Financial Derivative Instruments (f)(h) (1.1%) (Cost or Premiums, net $(22,107))		(184,276)

Other Assets and Liabilities, Net (13.0%)		(2,125,399)

Net Assets 100.0%		$16,370,597

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$2,500	U.S. Treasury Notes 0.250% due 09/30/2015	$(2,552)	$2,500	$2,500
SAL	0.130%	09/30/2013	10/01/2013	4,200	Freddie Mac 1.620% due 11/21/2019	(4,303)	4,200	4,200
SSB	0.000%	09/30/2013	10/01/2013	450	Freddie Mac 2.080% due 10/17/2022	(459)	450	450

Total Repurchase Agreements						$(7,314)	$7,150	$7,150

(1)	Includes accrued interest.

(Unaudited)

September 30, 2013

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.100%	09/16/2013	10/09/2013	$(17,184)	$(17,185)
	0.100%	09/18/2013	10/02/2013	(38,609)	(38,610)
	0.110%	09/20/2013	10/10/2013	(53,703)	(53,705)
BPG	0.190%	09/23/2013	10/08/2014	(74,069)	(74,072)
BSN	0.100%	09/17/2013	10/01/2013	(25,959)	(25,960)
	0.100%	09/19/2013	10/03/2013	(68,709)	(68,711)
	0.100%	09/20/2013	10/01/2013	(163,449)	(163,454)
	0.120%	09/26/2013	10/09/2013	(101,048)	(101,050)
	0.210%	09/06/2013	09/05/2014	(124,950)	(124,968)
GRE	0.160%	07/03/2013	01/03/2014	(160,938)	(161,002)
JPS	0.050%	09/20/2013	10/11/2013	(140,200)	(140,203)
	0.060%	09/24/2013	10/01/2013	(169,986)	(169,988)
	0.110%	07/23/2013	10/18/2013	(119,350)	(119,376)
TDM	0.200%	09/06/2013	08/18/2014	(124,950)	(124,967)
	0.200%	09/06/2013	08/21/2014	(124,950)	(124,967)
	0.200%	09/06/2013	08/25/2014	(124,950)	(124,967)

Total Reverse Repurchase Agreements					$(1,633,185)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.091%	09/27/2013	10/07/2013	$(58,843)	$(58,866)
	0.110%	09/30/2013	10/01/2013	(8,677)	(8,677)
	0.130%	09/27/2013	10/08/2013	(235)	(236)
	0.130%	09/30/2013	10/07/2013	(257,411)	(257,509)
	0.140%	09/25/2013	10/09/2013	(8,976)	(8,981)
	0.140%	09/26/2013	10/09/2013	(4,427)	(4,429)
	0.179%	09/30/2013	10/08/2013	(58,850)	(58,876)
BPG	0.090%	10/01/2013	10/21/2013	(430,302)	(430,903)

Total Sale-Buyback Transactions					$(828,477)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $1,775,563 at a weighted average interest rate of 0.147%.
(3)	Payable for sale-buyback transactions includes $723 of deferred price drop on sale-buyback transactions.

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2043	$3,000	$(3,039)	$(3,147)

Total Short Sales				$(3,039)	$(3,147)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $2,470,680 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
PIMCO CommodityRealReturn Strategy Fund®
Global/Master Repurchase Agreement
BOM	$0	$(109,500)	$0	$0	$(109,500)	$109,383	$(117)
BPG	0	(74,072)	0	0	(74,072)	74,097	25
BSN	0	(484,143)	0	0	(484,143)	485,756	1,613
JPS	0	(310,191)	0	0	(310,191)	309,428	(763)
SSB	450	0	0	0	450	(459)	(9)
TDM	0	(374,901)	0	0	(374,901)	375,784	883

Master Securities Forward Transactions Agreement
BCY	0	0	(397,574)	0	(397,574)	396,177	(1,397)
BPG	0	0	(430,903)	0	(430,903)	429,656	(1,247)

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	2,500	0	0	0	2,500	(2,551)	(51)
GRE	0	(161,002)	0	0	(161,002)	160,265	(737)
JPS	0	(119,376)	0	0	(119,376)	119,363	(13)
SAL	4,200	0	0	0	4,200	(4,303)	(103)

Master Securities Forward Transactions Agreement
FOB	0	0	0	0	0	(110)	(110)
JPS	0	0	0	(3,147)	(3,147)	0	(3,147)

Total Borrowings and Other Financing Transactions	$7,150	$(1,633,185)	$(828,477)	$(3,147)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	243	$406	$95
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	243	407	41
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	243	407	3

				$1,220	$139

Total Purchased Options				$1,220	$139

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	10/28/2013	101	$(108)	$(38)
Put - COMEX Gold 100 oz. December Futures	1,250.000	10/28/2013	495	(541)	(411)
Call - COMEX Gold 100 oz. December Futures	1,460.000	10/28/2013	193	(297)	(43)
Call - COMEX Gold 100 oz. December Futures	1,500.000	10/28/2013	403	(425)	(48)
Call - NYMEX New York Harbor ULSD November Futures	3.300	11/29/2013	243	(525)	(41)
Call - NYMEX New York Harbor ULSD November Futures	3.300	12/31/2013	243	(526)	(120)
Call - NYMEX New York Harbor ULSD October Futures	3.300	10/31/2013	243	(526)	(1)
Call - NYMEX WTI Crude November Futures	112.000	10/17/2013	165	(93)	(8)
Put - NYMEX WTI-Brent Crude Spread December Futures	(11.000)	11/13/2013	85	(126)	(17)
Call - NYMEX WTI-Brent Crude Spread December Futures	(6.000)	11/13/2013	1,770	(2,169)	(2,921)
Call - NYMEX WTI-Brent Crude Spread December Futures	(2.000)	11/12/2014	150	(127)	(152)
Call - NYMEX WTI-Brent Crude Spread June Futures	(6.000)	05/14/2014	514	(906)	(997)

				$(6,369)	$(4,797)

Total Written Options				$(6,369)	$(4,797)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
1% Fuel Oil NWE Crack Spread Swap August Futures	Long	08/2014	17	$4	$0	$(1)
1% Fuel Oil NWE Crack Spread Swap December Futures	Long	12/2014	17	21	0	(3)
1% Fuel Oil NWE Crack Spread Swap July Futures	Long	07/2014	17	7	0	(2)
1% Fuel Oil NWE Crack Spread Swap November Futures	Long	11/2014	17	18	0	(4)
1% Fuel Oil NWE Crack Spread Swap October Futures	Long	10/2014	17	13	0	(3)
1% Fuel Oil NWE Crack Spread Swap September Futures	Long	09/2014	17	5	0	(1)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	63	(172)	2	0
90-Day Eurodollar March Futures	Long	03/2016	6,693	(5,749)	335	0
90-Day Eurodollar March Futures	Long	03/2017	2,096	(1,786)	26	0
90-Day Eurodollar September Futures	Long	09/2014	796	158	10	0
90-Day Eurodollar September Futures	Long	09/2015	1,268	(276)	79	0
Brent Calendar Swap December Futures	Short	12/2013	13	25	3	0
Brent Calendar Swap November Futures	Short	11/2013	13	25	3	0
Brent Calendar Swap October Futures	Long	10/2013	88	(146)	0	(23)
Brent Crude December Futures	Short	11/2013	2,593	7,891	700	0
Brent Crude December Futures	Long	11/2014	246	(2)	49	0
Brent Crude June Futures	Short	05/2014	237	907	17	(7)
Brent Crude March Futures	Long	02/2014	832	(722)	0	(125)
Brent Crude March Futures	Short	02/2015	246	(11)	0	(64)
Brent Crude November Futures	Long	10/2013	250	(18)	0	(164)
Brent Crude September Futures	Short	08/2014	195	(3)	0	(38)
Call Options Strike @ USD 118.000 on Brent Crude November Futures	Short	10/2013	231	146	3	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Mill Wheat November Futures	Long	11/2013	226	$(674)	$34	$(4)
Euro-Mill Wheat November Futures	Long	11/2014	68	(72)	5	(3)
Gas Oil Crack Spread Swap August Futures	Short	08/2014	17	14	22	0
Gas Oil Crack Spread Swap December Futures	Short	12/2014	17	3	22	0
Gas Oil Crack Spread Swap July Futures	Short	07/2014	17	20	23	0
Gas Oil Crack Spread Swap November Futures	Short	11/2014	17	4	21	0
Gas Oil Crack Spread Swap October Futures	Short	10/2014	17	7	22	0
Gas Oil Crack Spread Swap September Futures	Short	09/2014	17	10	22	0
Gas Oil December Futures	Long	12/2013	1,115	(4,768)	0	(1,477)
Gas Oil March Futures	Short	03/2014	1,115	4,255	1,226	0
Henry Hub Natural Gas Swap April Futures	Short	03/2014	299	375	35	0
Henry Hub Natural Gas Swap April Futures	Long	03/2016	702	(339)	0	(79)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	339	350	41	0
Henry Hub Natural Gas Swap August Futures	Long	07/2016	755	(317)	0	(85)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	322	138	43	0
Henry Hub Natural Gas Swap December Futures	Long	11/2016	738	(28)	0	(83)
Henry Hub Natural Gas Swap February Futures	Short	01/2014	222	230	23	0
Henry Hub Natural Gas Swap February Futures	Long	01/2016	667	(80)	0	(70)
Henry Hub Natural Gas Swap January Futures	Short	12/2013	322	357	33	0
Henry Hub Natural Gas Swap January Futures	Long	12/2015	738	(65)	0	(78)
Henry Hub Natural Gas Swap July Futures	Short	06/2014	339	363	41	0
Henry Hub Natural Gas Swap July Futures	Long	06/2016	755	(328)	0	(85)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	299	338	36	0
Henry Hub Natural Gas Swap June Futures	Long	05/2016	702	(317)	0	(79)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	322	373	34	0
Henry Hub Natural Gas Swap March Futures	Long	02/2016	738	(151)	0	(77)
Henry Hub Natural Gas Swap May Futures	Short	04/2014	339	415	41	0
Henry Hub Natural Gas Swap May Futures	Long	04/2016	755	(378)	0	(85)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	283	227	37	0
Henry Hub Natural Gas Swap November Futures	Long	10/2016	686	(192)	0	(77)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	339	338	41	0
Henry Hub Natural Gas Swap October Futures	Long	09/2016	755	(297)	0	(85)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	299	305	36	0
Henry Hub Natural Gas Swap September Futures	Long	08/2016	702	(284)	0	(79)
High-Low Sulfur Fuel Oil Spread Swap December Futures	Long	12/2013	8	(42)	1	0
High-Low Sulfur Fuel Oil Spread Swap November Futures	Long	11/2013	8	(88)	0	(2)
High-Low Sulfur Fuel Oil Spread Swap October Futures	Long	10/2013	8	(139)	0	(2)
High-Low Sulfur Fuel Oil Spread Swap September Futures	Long	09/2013	8	(87)	0	0
Natural Gas April Futures	Short	03/2014	9,136	36,475	4,294	0
Natural Gas May Futures	Long	04/2014	1,265	(3,718)	0	(607)
Natural Gas October Futures	Long	09/2014	7,871	(29,190)	0	(3,778)
RBOB Calendar Swap December Futures	Long	12/2013	13	(52)	0	(13)
RBOB Calendar Swap November Futures	Long	11/2013	13	(54)	0	(15)
RBOB Calendar Swap October Futures	Short	10/2013	88	291	118	0
Soybean May Futures	Long	05/2014	1,583	(676)	0	(1,959)
Soybean Meal December Futures	Short	12/2013	400	(1,795)	516	0
Soybean November Futures	Short	11/2013	1,849	3,714	3,421	0
U.S. Treasury 5-Year Note December Futures	Long	12/2013	8,650	16,207	608	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	2,156	2,835	113	0
Wheat December Futures	Short	12/2013	83	(46)	19	0
Wheat December Futures	Short	12/2014	25	107	9	0
WTI Crude December Futures	Long	11/2013	1,761	(6,126)	0	(775)
WTI Crude December Futures	Short	11/2014	246	30	0	(22)
WTI Crude December Futures	Short	11/2015	168	48	0	(52)
WTI Crude December Futures	Long	11/2016	28	(0)	11	(5)
WTI Crude December Futures	Long	11/2017	21	6	8	(1)
WTI Crude June Futures	Long	05/2014	237	(703)	0	(56)
WTI Crude June Futures	Short	05/2015	168	35	0	(42)
WTI Crude March Futures	Long	02/2015	246	(24)	44	0

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
WTI Crude September Futures	Long	08/2014	195	$(18)	$14	$0
WTI Crude September Futures	Long	08/2015	336	(91)	94	0

Total Futures Contracts				$17,066	$12,335	$(10,210)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	09/17/2015	$	122,600	$199	$376	$21	$0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		237,500	40,071	24,575	38	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		488,200	18,602	(8,001)	72	(4)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	32,410,000	(4,639)	(2,182)	0	(337)

						$54,233	$14,768	$131	$(341)

TOTAL RETURN SWAPS ON INDICES

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Variation Margin
								Asset	Liability
Receive	DJUBS Index	156,800	0.000%	06/30/2014	19,947	$19,931	$19,931	$0	$(141)

Total Swap Agreements						$74,164	$34,699	$131	$(482)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $78,751 and cash of $41,565 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (1)		Total	Market Value	Variation Margin Liability (1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommodityRealReturn Strategy Fund® (2)	$0	$1,173	$131	$1,304	$(280)	$0	$(341)	$(621)
PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary) (2)	139	11,162	0	11,301	(4,517)	(10,428)	(141)	(15,086)

Total Exchange-Traded or Centrally Cleared	$139	$12,335	$131	$12,605	$(4,797)	$(10,428)	$(482)	$(15,707)

(1)	Unsettled variation margin liability of $(218) for closed exchange-traded and centrally cleared derivatives is outstanding at period end.
(2)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2013		EUR	68,031	$		91,070	$0	$(966)
	10/2013		GBP	7,304			11,343	0	(481)
	10/2013	$		48,714		JPY	4,816,559	291	0
BPS	10/2013		AUD	4,736	$		4,442	24	0
BRC	10/2013		INR	2,625,634			43,302	1,572	0
	10/2013		JPY	152,500			1,559	7	0
	10/2013	$		200,803		AUD	215,685	410	0
	10/2013			10,718		GBP	6,677	92	0
	11/2013		AUD	215,685	$		200,367	0	(410)
	11/2013		EUR	38,547			52,139	33	(47)
	11/2013		GBP	6,677			10,715	0	(91)
	11/2013	$		569		DKK	3,135	0	0
CBK	10/2013		AUD	211,749	$		189,812	0	(7,729)
	10/2013	$		747		AUD	800	0	(1)
	10/2013			1,644		EUR	1,231	22	0
	01/2014		BRL	64,973	$		28,948	232	0
DUB	10/2013			67,227			30,147	0	(186)
	10/2013		EUR	9,669			12,769	0	(312)
	10/2013		INR	2,115,703			34,971	1,345	0
	10/2013	$		30,289		BRL	67,227	44	0
	10/2013			99,147		EUR	73,442	209	0
	11/2013		EUR	73,442	$		99,153	0	(211)
	01/2014		BRL	67,227			29,693	0	(19)
FBF	11/2013			33,171			14,287	0	(564)
	12/2013		MXN	181,654			13,760	0	(33)
GLM	10/2013		JPY	4,965,600			50,266	0	(256)
	12/2013		MXN	215,921			16,392	0	(2)
	12/2013	$		2,061		EUR	1,542	25	0
HUS	10/2013		BRL	5,386	$		2,415	0	(15)
	10/2013		NZD	5,193			4,020	0	(293)
	10/2013	$		2,342		BRL	5,386	88	0
	11/2013		NZD	5,168	$		4,269	0	(14)
	01/2014		BRL	159,224			69,133	0	(1,239)
JPM	10/2013		INR	686,982			11,296	378	0
	10/2013	$		19,798		BRL	44,654	350	0
	10/2013			34,448		EUR	25,883	568	0
	10/2013			25,030		INR	1,529,580	0	(720)
	10/2013		ZAR	75,920	$		7,573	19	0
	12/2013		MXN	215,021			16,218	0	(108)
	01/2014		BRL	177,140			77,380	0	(909)
MSC	10/2013			233,825			100,381	0	(5,121)
	10/2013		EUR	22,856			30,509	0	(412)
	10/2013	$		145,735		BRL	327,676	2,113	0
	10/2013			997		GBP	627	18	0
	11/2013		BRL	37,049	$		16,225	0	(362)
	01/2014			220,290			95,869	1	(1,492)
	01/2014	$		53,850		BRL	124,162	1,025	0
UAG	10/2013		INR	1,557,518	$		25,650	896	0
	10/2013	$		92,627		INR	5,665,504	0	(2,582)

Total Forward Foreign Currency Contracts								$9,762	$(24,575)

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC Brent Crude November Futures	$117.000	11/29/2013	$	18,900	$172	$66
DUB	Call - OTC WTI Crude December Futures	130.000	11/15/2013		57,600	4,148	23
FBF	Call - OTC WTI Crude December Futures	120.000	11/15/2013		5,000	710	4
GST	Call - OTC Brent Crude December Futures	118.750	12/31/2013		4,000	58	16
	Call - OTC Brent Crude November Futures	118.750	11/29/2013		4,000	58	7
	Call - OTC Brent Crude October Futures	118.750	10/31/2013		4,000	58	0
	Call - OTC Gasoline December Futures	305.000	11/29/2013		1,974	101	7
JPM	Call - OTC Brent Crude December Futures	118.750	12/31/2013		2,000	27	8
	Call - OTC Brent Crude November Futures	118.750	11/29/2013		2,000	27	3
	Call - OTC Brent Crude October Futures	118.750	10/31/2013		2,000	27	0
	Call - OTC WTI Crude December Futures	130.000	11/15/2013		9,800	684	4
MAC	Call - OTC Gasoline December Futures	305.000	11/29/2013		5,460	235	19
MYC	Call - OTC Brent Crude November Futures	120.000	11/29/2013		16,200	99	28
	Call - OTC WTI Crude December Futures	150.000	11/17/2015		102,000	6,326	173
UAG	Call - OTC WTI Crude December Futures	130.000	11/15/2013		15,000	1,122	6

						$13,852	$364

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	117,000	$5,949	$4,243

Total Purchased Options								$19,801	$4,607

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC Gasoline December Futures	$305.000	11/29/2013	$	7,938	$(238)	$(27)
DUB	Call - OTC Brent Crude December Futures	140.000	11/11/2013		57,600	(4,303)	(29)
FBF	Call - OTC Brent Crude December Futures	129.000	11/11/2013		5,000	(713)	(4)
GST	Call - OTC Brent Crude December Futures	117.000	11/29/2013		4,700	(136)	(16)
	Call - OTC New York Harbor ULSD December Futures	3.300	11/29/2013		1,680	(71)	(7)
	Call - OTC New York Harbor ULSD December Futures	3.300	12/31/2013		1,680	(71)	(7)
	Call - OTC New York Harbor ULSD October Futures	3.300	10/31/2013		1,680	(71)	0
JPM	Call - OTC Brent Crude December Futures	140.000	11/11/2013		9,800	(706)	(5)
	Call - OTC New York Harbor ULSD December Futures	3.300	11/29/2013		840	(33)	(3)
	Call - OTC New York Harbor ULSD January Futures	3.300	12/31/2013		840	(34)	(10)
	Call - OTC New York Harbor ULSD November Futures	3.300	10/31/2013		840	(34)	0
MAC	Call - OTC Brent Crude December Futures	117.000	11/29/2013		13,000	(341)	(46)
MYC	Call - OTC Brent Crude December Futures	160.000	11/10/2015		102,000	(6,426)	(235)
	Call - OTC Gasoline December Futures	311.000	11/29/2013		6,804	(136)	(14)
UAG	Call - OTC Brent Crude December Futures	140.000	11/11/2013		15,000	(1,164)	(8)

						$(14,477)	$(411)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	42,300	$(39)	$(11)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		42,300	(67)	(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$	491,500	(5,898)	(1,397)
RYL	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	142,000	(137)	(39)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		142,000	(231)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014	$	673,500	(4,537)	(3,149)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		673,500	(7,153)	(3,171)

								$(18,062)	$(7,794)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC NRCAL16 Index	4.150	11/22/2013	$ 306,000	$(279)	$(269)
	Call - OTC NRCAL16 Index	4.300	11/25/2013	240,000	(174)	(118)
DUB	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	0.000	03/04/2014	710	(604)	(212)
GST	Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	(3.000)	03/03/2014	1,800	(1,512)	(595)
MYC	Put - OTC NRCAL16 Index	4.150	11/22/2013	153,000	(107)	(135)
	Call - OTC NRCAL16 Index	4.300	11/25/2013	420,000	(252)	(206)
	Put - OTC NRCAL16 Index	4.200	12/03/2013	315,000	(252)	(391)

					$(3,180)	$(1,926)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$(863)	$(109)
	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(163)	(97)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(394)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(431)	(40)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	36,600	(274)	(42)
RYL	Floor - OTC YOY CPURNSA Index	217.965	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	09/28/2015	9,100	(211)	(5)

						$(4,849)	$(687)

Total Written Options						$(40,568)	$(10,818)

(1)	YOY options may have a series of expirations.

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premiums
Balance at 03/31/2013	4,107	$4,341,875	EUR	948,700	JPY	0	$(66,128)
Sales	38,513	5,266,242		368,600		15,760,000	(34,784)
Closing Buys	(27,958)	(1,322,325)		(167,500)		0	27,494
Expirations	(3,927)	(1,674,900)		(781,200)		(15,760,000)	11,999
Exercised	(6,130)	(2,598,380)		0		0	14,482

Balance at 09/30/2013	4,605	$4,012,512	EUR	368,600	JPY	0	$(46,937)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	BRENT 4Q13 Index	$105.110	12/31/2013	37,500	$0	$70	$70	$0
	Pay	RBOB 4Q13 Index	2.630	12/31/2013	1,575,000	0	24	24	0
	Receive	RBOBCO V3 Index	7.100	10/31/2013	50,000	0	(230)	0	(230)
CBK	Receive	GOCO 2H13 Index	15.680	12/31/2013	37,500	0	(17)	0	(17)
	Receive	GOCO 2H13 Index	15.700	12/31/2013	37,500	0	(18)	0	(18)
	Pay	GOCO CAL14 Index	17.450	12/31/2014	30,900	0	22	22	0
	Pay	GOCO CAL14 Index	17.760	12/31/2014	82,500	0	84	84	0
	Pay	GOCO CAL14 Index	17.880	12/31/2014	82,800	0	94	94	0
	Pay	HSFOCO CAL14 Index	10.750	12/31/2014	82,500	0	131	131	0
	Pay	HSFOCO CAL14 Index	10.450	12/31/2014	30,900	0	58	58	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	82,800	0	185	185	0
	Pay	JETNWE 1Q14 Index	972.000	03/31/2014	7,050	0	2	2	0
	Receive	LSFOCO 2H13 Index	8.260	12/31/2013	37,500	0	(154)	0	(154)
	Receive	LSFOCO 2H13 Index	8.180	12/31/2013	37,500	0	(157)	0	(157)
	Receive	ULSDNWE 1Q14 Index	913.500	03/31/2014	7,500	0	43	43	0
DUB	Receive	Euro-Mill Wheat November Futures	2.820	11/11/2013	22,800	0	(469)	0	(469)
	Receive	GOCO 2H13 Index	15.300	12/31/2013	16,500	0	(1)	0	(1)
	Pay	GOCO 2H13 Index	17.630	12/31/2013	75,000	0	181	181	0
	Pay	GOCO CAL14 Index	16.970	12/31/2014	75,000	0	17	17	0
	Pay	GOCO CAL14 Index	17.180	12/31/2014	90,000	0	40	40	0
	Pay	HSFOCO CAL14 Index	9.880	12/31/2014	90,000	0	221	221	0
	Pay	HSFOCO CAL14 Index	9.570	12/31/2014	75,000	0	207	207	0
	Receive	LSFOCO 2H13 Index	7.700	12/31/2013	16,500	0	(77)	0	(77)
	Pay	LSFOCO 2H13 Index	6.530	12/31/2013	75,000	0	438	438	0
	Receive	NGCAL19 Index	7.200	12/31/2019	2,042,000	0	(4,594)	0	(4,594)
	Pay	Wheat December Futures	8.213	11/11/2013	820,000	0	1,170	1,170	0
FBF	Pay	JETNWE CAL14 Index	965.000	12/31/2014	16,920	0	69	69	0
	Receive	ULSDNWE CAL14 Index	906.000	12/31/2014	18,000	0	44	44	0
GST	Pay	GOCO CAL14 Index	17.100	12/31/2014	114,000	0	41	41	0
	Pay	GOCO CAL14 Index	17.700	12/31/2014	75,600	0	73	73	0
	Pay	HSFOCO CAL14 Index	10.100	12/31/2014	75,600	0	169	169	0
	Pay	HSFOCO CAL14 Index	9.900	12/31/2014	114,000	0	278	278	0
MYC	Receive	GOCO 2H13 Index	15.200	12/31/2013	18,000	0	0	0	0
	Pay	GOCO 2H13 Index	17.600	12/31/2013	66,000	0	157	157	0
	Pay	GOCO 2H13 Index	17.675	12/31/2013	99,000	0	243	243	0
	Pay	GOCO 2H13 Index	18.100	12/31/2013	18,000	0	52	52	0
	Pay	GOCO CAL14 Index	17.350	12/31/2014	30,900	0	19	19	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Pay	GOCO CAL14 Index	$17.900	12/31/2014	122,400	$0	$142	$142	$0
	Receive	GOCO V3 Index	16.300	10/31/2013	25,000	0	(34)	0	(34)
	Pay	HSFOCO CAL14 Index	10.900	12/31/2014	122,400	0	176	176	0
	Pay	HSFOCO CAL14 Index	10.350	12/31/2014	30,900	0	61	61	0
	Receive	LSFOCO 2H13 Index	14.700	10/31/2013	25,000	0	39	39	0
	Receive	LSFOCO 2H13 Index	7.700	12/31/2013	18,000	0	(84)	0	(84)
	Pay	LSFOCO 2H13 Index	7.100	12/31/2013	18,000	0	95	95	0
	Pay	LSFOCO 2H13 Index	6.800	12/31/2013	66,000	0	367	367	0
	Pay	LSFOCO 2H13 Index	6.525	12/31/2013	99,000	0	578	578	0
	Receive	RBOBCO V3 Index	7.000	10/31/2013	50,000	0	(225)	0	(225)

						$0	$(470)	$5,590	$(6,060)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Con-way, Inc.	(1.834%	)	03/20/2018	1.482%	$10,000	$0	$(157)	$0	$(157)
BPS	D.R. Horton, Inc.	(1.000%	)	03/20/2016	0.893%	5,000	261	(276)	0	(15)
	Lennar Corp.	(5.000%	)	06/20/2015	0.785%	3,000	(92)	(130)	0	(222)
BRC	Intesa Sanpaolo SpA	(3.000%	)	03/20/2014	0.917%	29,000	1,401	(1,713)	0	(312)
	New York Times Co.	(1.000%	)	03/20/2015	0.333%	1,000	58	(68)	0	(10)
	Tate & Lyle International Finance PLC	(1.150%	)	06/20/2016	0.539%	3,500	0	(59)	0	(59)
CBK	DISH DBS Corp.	(3.650%	)	12/20/2013	0.425%	5,000	0	(42)	0	(42)
DUB	Lennar Corp.	(5.000%	)	09/20/2014	0.457%	1,200	(40)	(15)	0	(55)
JPM	Intesa Sanpaolo SpA	(3.000%	)	03/20/2014	0.917%	100	5	(6)	0	(1)
SOG	Royal Bank of Scotland Group PLC	(3.000%	)	03/20/2015	1.392%	1,000	(2)	(23)	0	(25)
UAG	Royal Bank of Scotland Group PLC	(1.000%	)	12/20/2016	1.969%	800	65	(41)	24	0

							$1,656	$(2,530)	$24	$(898)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (4)	Notional Amount (5)		Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
HUS	Brazil Government International Bond	1.000%	06/20/2020	1.951%	$	3,850	$(112)	$(109)	$0	$(221)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
					Notional Amount				Asset	Liability
BOA	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	37,900	$(251)	$429	$178	$0
BPS	Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016		37,900	288	999	1,287	0
	Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016		60,000	82	2,179	2,261	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		27,800	64	924	988	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		50,500	(335)	572	237	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		28,300	(279)	1,474	1,195	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	47,800	290	(1,031)	0	(741)
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		78,400	0	(155)	0	(155)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		36,300	(24)	35	11	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	7,800	3	251	254	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		14,900	233	297	530	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	71,500	546	(1,653)	0	(1,107)
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	7,900	5	251	256	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		30,800	561	533	1,094	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2015	BRL	282,900	(22)	(1,816)	0	(1,838)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017	$	18,700	0	(403)	0	(403)
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	EUR	38,500	(158)	1,557	1,399	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		13,400	21	455	476	0
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		47,800	388	1,310	1,698	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	8.255%	01/02/2015		88,200	111	(603)	0	(492)
	Receive	3-Month USD-CPURNSA Index	1.860%	09/09/2016	$	78,500	137	(86)	51	0
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		72,600	63	(1,691)	0	(1,628)
HUS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	41,500	(44)	(14)	0	(58)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
					Notional Amount				Asset	Liability
JPM	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	15,000	$(144)	$777	$633	$0
	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	30,200	(108)	(178)	0	(286)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016	$	58,000	0	(19)	0	(19)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	31,200	13	1,002	1,015	0
	Pay	1-Year BRL-CDI	8.270%	01/02/2015	BRL	358,100	(603)	(2,199)	0	(2,802)
	Pay	1-Year BRL-CDI	8.630%	01/02/2015		285,200	1,378	(1,958)	0	(580)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	8,900	10	280	290	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		14,500	(139)	751	612	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	$	18,300	65	(441)	0	(376)
SOG	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	EUR	18,400	(157)	934	777	0
UAG	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	99,400	114	(663)	0	(549)
	Pay	1-Year BRL-CDI	8.560%	01/02/2015		691,100	157	(4,328)	0	(4,171)

							$2,265	$(2,229)	$15,242	$(15,206)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Notional	Maturity Date	Swap Agreements, at Value
					Amount		Asset	Liability
BOA	Receive	DJUBSTR Index	802,874	3-Month U.S. Treasury Bill rate plus a specified spread	$ 208,324	02/18/2014	$0	$(2,895)
	Receive	ENHGD84T Index	5,827,608	3-Month U.S. Treasury Bill rate plus a specified spread	1,365,277	02/18/2014	0	(18,797)
BPS	Receive	DJUBSTR Index	1,276,505	3-Month U.S. Treasury Bill rate plus a specified spread	331,218	02/18/2014	0	(4,600)
CBK	Receive	CVICSTR3 Index	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	770,645	02/18/2014	0	(10,746)
	Receive	DJUBSF3T Index	506,339	3-Month U.S. Treasury Bill rate plus a specified spread	284,467	02/18/2014	0	(2,201)
	Receive	DJUBSTR Index	1,173,160	3-Month U.S. Treasury Bill rate plus a specified spread	304,403	02/18/2014	0	(4,228)
CIB	Receive	DJUBSTR Index	880,286	3-Month U.S. Treasury Bill rate plus a specified spread	228,410	02/18/2014	0	(3,174)
DUB	Receive	DJUBSTR Index	8,202,509	3-Month U.S. Treasury Bill rate plus a specified spread	2,128,325	02/18/2014	0	(29,581)
	Receive	RCCT0020 Index	3,590,487	3-Month U.S. Treasury Bill rate plus a specified spread	930,422	02/18/2014	0	(12,517)
FBF	Pay	DJUBSHG Index	132,893	0.000%	43,762	02/18/2014	0	(1,372)

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

Counterparty	Pay/ Receive	Underlying Reference	# of Units	Financing Rate	Notional	Maturity Date	Swap Agreements, at Value
					Amount		Asset	Liability
	Receive	DJUBSTR Index	3,513,659	3-Month U.S. Treasury Bill rate plus a specified spread	$ 911,697	02/18/2014	$0	$(12,669)
	Receive	SPGCICP Index	70,833	0.000%	43,989	02/18/2014	1,346	0
GLM	Receive	DJUBSTR Index	71,472	3-Month U.S. Treasury Bill rate plus a specified spread	18,545	02/18/2014	0	(258)
	Receive	ENHGD84T Index	6,238,077	3-Month U.S. Treasury Bill rate plus a specified spread	2,075,794	02/18/2014	0	(28,588)
JPM	Pay	DJUBLC3T Index	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	44,477	02/18/2014	0	(932)
	Pay	DJUBSLH3 Index	243,186	0.000%	38,351	02/18/2014	183	0
	Receive	DJUBSTR Index	1,538,632	3-Month U.S. Treasury Bill rate plus a specified spread	399,233	02/18/2014	0	(5,547)
	Receive	JMABNIC0 Index	136,523	3-Month U.S. Treasury Bill rate plus a specified spread	95,940	02/18/2014	0	(1,363)
	Receive	JMABNICP Index	390,957	3-Month U.S. Treasury Bill rate plus a specified spread	267,718	02/18/2014	0	(4,151)
	Receive	JMC1DLH5 Index	193,071	0.000%	38,252	02/18/2014	543	0
	Receive	JMCU3A3T Index	378,595	3-Month U.S. Treasury Bill rate plus a specified spread	144,964	02/18/2014	0	(1,245)
	Receive	JMCU305E Index	405,366	0.000%	51,204	02/18/2014	949	0
MAC	Receive	DJUBSTR Index	1,000,000	3-Month U.S. Treasury Bill rate plus a specified spread	259,472	02/18/2014	0	(3,606)
MYC	Receive	MOTT3001 Index	12,113,563	3-Month U.S. Treasury Bill rate plus a specified spread	3,356,458	12/27/2013	0	(9)
	Receive	MOTT3002 Index	18,872,080	3-Month U.S. Treasury Bill rate plus a specified spread	5,175,938	12/27/2013	0	(18)
	Receive	DJUBSTR Index	1,281,519	3-Month U.S. Treasury Bill rate plus a specified spread	332,519	02/18/2014	0	(4,622)
SOG	Receive	DJUBSF3T Index	690,948	3-Month U.S. Treasury Bill rate plus a specified spread	388,183	02/18/2014	0	(3,003)
	Receive	DJUBSTR Index	3,216,030	3-Month U.S. Treasury Bill rate plus a specified spread	834,471	02/18/2014	0	(11,592)

							$3,021	$(167,714)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

VARIANCE SWAPS

Counterparty	Pay/ Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
					Amount			Asset	Liability
BRC	Pay	S&P 500 Index	7.453%	12/20/2013	$ 52,120	$0	$3,046	$3,046	$0
DUB	Receive	LME Copper March Futures	4.840%	03/04/2014	7,364	0	(61)	0	(61)
DUB	Receive	LME Copper March Futures	5.063%	03/04/2014	5,300	0	(58)	0	(58)
DUB	Pay	Primary Aluminum March Futures	3.803%	03/04/2014	8,305	0	38	38	0
DUB	Pay	Primary Aluminum March Futures	4.000%	03/04/2014	6,000	0	40	40	0
GST	Pay	GOLDLNPM Index	5.176%	08/06/2014	18,120	0	9	9	0
GST	Pay	S&P 500 Index	7.290%	12/20/2013	60,830	0	3,452	3,452	0
JPM	Pay	GOLDLNPM Index	2.873%	11/27/2013	24,200	0	(732)	0	(732)
JPM	Pay	GOLDLNPM Index	7.563%	09/30/2014	18,480	0	435	435	0
MYC	Pay	GOLDLNPM Index	3.706%	11/27/2013	14,462	0	(186)	0	(186)
MYC	Pay	GOLDLNPM Index	3.610%	11/29/2013	26,320	0	(363)	0	(363)
MYC	Pay	GOLDLNPM Index	5.406%	04/21/2016	28,880	0	(357)	0	(357)
MYC	Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	9,280	0	166	166	0
MYC	Receive	London Silver Market Fixing Ltd.	9.151%	11/29/2013	16,530	0	289	289	0
MYC	Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	22,200	0	410	410	0
SOG	Pay	GOLDLNPM Index	3.460%	11/27/2013	12,620	0	(193)	0	(193)
SOG	Pay	GOLDLNPM Index	3.516%	11/27/2013	12,410	0	(183)	0	(183)
SOG	Pay	GOLDLNPM Index	3.441%	11/29/2013	4,480	0	(69)	0	(69)
SOG	Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	7,990	0	167	167	0
SOG	Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	7,930	0	161	161	0
SOG	Receive	London Silver Market Fixing Ltd.	8.732%	11/29/2013	2,850	0	61	61	0

						$0	$6,072	$8,274	$(2,202)

Total Swap Agreements						$3,809	$(163,959)	$32,151	$(192,301)

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2013

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $108,408 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
PIMCO CommodityRealReturn Strategy Fund®
BOA	$291	$0	$178	$469	$(1,447)	$0	$(157)	$(1,604)	$(1,135)	$1,197	$62
BPS	24	0	5,968	5,992	0	(206)	(978)	(1,184)	4,808	(4,100)	708
BRC	2,114	0	11	2,125	(548)	0	(536)	(1,084)	1,041	(820)	221
CBK	254	0	783	1,037	(7,730)	(434)	(1,149)	(9,313)	(8,276)	7,735	(541)
DUB	1,598	4,243	1,350	7,191	(728)	(1,456)	(2,296)	(4,480)	2,711	(2,950)	(239)
FBF	0	0	1,875	1,875	(597)	0	0	(597)	1,278	(1,490)	(212)
GLM	0	0	1,749	1,749	(258)	0	(2,121)	(2,379)	(630)	620	(10)
GST	0	0	0	0	0	(14)	0	(14)	(14)	0	(14)
HUS	88	0	0	88	(1,561)	0	(279)	(1,840)	(1,752)	647	(1,105)
JPM	1,315	0	633	1,948	(1,737)	(13)	(306)	(2,056)	(108)	(940)	(1,048)
MSC	3,157	0	0	3,157	(7,387)	0	0	(7,387)	(4,230)	2,307	(1,923)
MYC	0	0	1,015	1,015	0	0	(3,382)	(3,382)	(2,367)	1,111	(1,256)
RYL	0	0	902	902	0	(6,385)	(376)	(6,761)	(5,859)	6,128	269
SOG	0	0	777	777	0	0	(25)	(25)	752	(560)	192
UAG	896	0	24	920	(2,582)	0	(4,720)	(7,302)	(6,382)	6,613	231

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
BOA	0	66	94	160	0	(27)	(21,922)	(21,949)	(21,789)	10,803	(10,986)
BPS	0	0	0	0	0	(387)	(4,600)	(4,987)	(4,987)	2,671	(2,316)
BRC	0	0	3,046	3,046	0	0	0	0	3,046	(3,060)	(14)
CBK	0	0	620	620	0	0	(17,521)	(17,521)	(16,901)	7,724	(9,177)
CIB	0	0	0	0	0	0	(3,174)	(3,174)	(3,174)	1,928	(1,246)
DUB	0	23	2,352	2,375	0	(241)	(47,358)	(47,599)	(45,224)	23,899	(21,325)
FBF	0	4	1,459	1,463	0	(4)	(14,041)	(14,045)	(12,582)	5,772	(6,810)
GLM	25	0	0	25	0	0	(28,846)	(28,846)	(28,821)	14,252	(14,569)
GST	0	30	4,022	4,052	0	(611)	0	(611)	3,441	(5,280)	(1,839)
JPM	0	15	2,110	2,125	0	(5)	(13,970)	(13,975)	(11,850)	4,220	(7,630)
MAC	0	19	0	19	0	(46)	(3,606)	(3,652)	(3,633)	1,830	(1,803)
MYC	0	201	2,794	2,995	0	(981)	(5,898)	(6,879)	(3,884)	(132,393)	(136,277)
SOG	0	0	389	389	0	0	(15,040)	(15,040)	(14,651)	6,382	(8,269)
UAG	0	6	0	6	0	(8)	0	(8)	(2)	0	(2)

Total Over the Counter	$9,762	$4,607	$32,151	$46,520	$(24,575)	$(10,818)	$(192,301)	$(227,694)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$139	$0	$0	$0	$0	$139
Futures	11,162	0	0	0	1,173	12,335
Swap Agreements	0	0	0	0	131	131

	$11,301	$0	$0	$0	$1,304	$12,605

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,762	$0	$9,762
Purchased Options	364	0	0	0	4,243	4,607
Swap Agreements	10,387	24	6,498	0	15,242	32,151

	$10,751	$24	$6,498	$9,762	$19,485	$46,520

	$22,052	$24	$6,498	$9,762	$20,789	$59,125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$4,797	$0	$0	$0	$0	$4,797
Futures	10,428	0	0	0	0	10,428
Swap Agreements	141	0	0	0	341	482

	$15,366	$0	$0	$0	$341	$15,707

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,575	$0	$24,575
Written Options	2,337	0	0	0	8,481	10,818
Swap Agreements	175,976	1,119	0	0	15,206	192,301

	$178,313	$1,119	$0	$24,575	$23,687	$227,694

	$193,679	$1,119	$0	$24,575	$24,028	$243,401

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(2,520)	$0	$0	$0	$0	$(2,520)
Written Options	4,511	0	0	0	345	4,856
Futures	(10,125)	0	0	0	(21,549)	(31,674)
Swap Agreements	(19,948)	(581)	0	0	(37,548)	(58,077)

	$(28,082)	$(581)	$0	$0	$(58,752)	$(87,415)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$42,235	$0	$42,235
Purchased Options	11,434	0	0	1,304	0	12,738
Written Options	(3,138)	0	0	1,215	9,645	7,722
Swap Agreements	(1,408,054)	(622)	0	0	8,196	(1,400,480)

	$(1,399,758)	$(622)	$0	$44,754	$17,841	$(1,337,785)

	$(1,427,840)	$(1,203)	$0	$44,754	$(40,911)	$(1,425,200)

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	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$2,182	$0	$0	$0	$0	$2,182
Written Options	(1,873)	0	0	0	(85)	(1,958)
Futures	5,911	0	0	0	10,208	16,119
Swap Agreements	19,931	0	0	0	17,486	37,417

	$26,151	$0	$0	$0	$27,609	$53,760

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,458)	$0	$(20,458)
Purchased Options	106	0	0	358	1,932	2,396
Written Options	(3,746)	0	0	(1,866)	(1,989)	(7,601)
Swap Agreements	(20,038)	(870)	961	0	(10,043)	(29,990)

	$(23,678)	$(870)	$961	$(21,966)	$(10,100)	$(55,653)

	$2,473	$(870)	$961	$(21,966)	$17,509	$(1,893)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$24,005	$0	$24,005
Corporate Bonds & Notes
Banking & Finance	0	357,985	0	357,985
Industrials	0	53,090	3,497	56,587
Utilities	0	42,507	0	42,507
U.S. Government Agencies	0	30,824	55,336	86,160
U.S. Treasury Obligations	0	16,435,866	0	16,435,866
Mortgage-Backed Securities	0	571,920	9,661	581,581
Asset-Backed Securities	0	176,989	152	177,141
Sovereign Issues	0	695,245	0	695,245
Preferred Securities
Banking & Finance	13,375	7,406	0	20,781
Short-Term Instruments
Commercial Paper	0	20,000	0	20,000
Repurchase Agreements	0	7,150	0	7,150
U.S. Treasury Bills	0	175,075	0	175,075
	$13,375	$18,598,062	$68,646	$18,680,083

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$189	$0	$0	$189
Total Investments	$13,564	$18,598,062	$68,646	$18,680,272

Short Sales, at Value
U.S. Government Agencies	$0	$(3,147)	$0	$(3,147)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$12,474	$131	$0	$12,605
Over the counter	0	46,400	120	46,520
	$12,474	$46,531	$120	$59,125

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15,007)	(482)	0	(15,489)
Over the counter	0	(224,978)	(2,716)	(227,694)
	$(15,007)	$(225,460)	$(2,716)	$(243,183)

Totals	$11,031	$18,415,986	$66,050	$18,493,067

Assets and liabilities valued at $162 transferred from Level 2 to Level 1 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$10,785	$0	$(10,521)	$5	$28	$(297)	$0	$0	$0	$0
Corporate Bonds & Notes
Industrials	3,789	0	(116)	0	0	(176)	0	0	3,497	(159)
U.S. Government Agencies	58,489	0	(3,335)	0	0	182	0	0	55,336	196
Mortgage-Backed Securities	9,204	0	0	(2)	0	(353)	812	0	9,661	(352)
Asset-Backed Securities	3,747	0	(2,650)	2	22	9	0	(978)	152	0

	$86,014	$0	$(16,622)	$5	$50	$(635)	$812	$(978)	$68,646	$(315)

Financial Derivative Instruments - Assets
Over the counter	$0	$607	$0	$0	$0	$(487)	$0	$0	$120	$(487)

Financial Derivative Instruments - Liabilities
Over the counter	$(82,343)	$0	$(1,914)	$0	$0	$65,378	$0	$16,163	$(2,716)	$2,836

Totals	$3,671	$607	$(18,536)	$5	$50	$64,256	$812	$15,185	$66,050	$2,034

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$3,497	Third Party Vendor	Broker Quote	109.75
U.S. Government Agencies	55,336	Third Party Vendor	Broker Quote	100.50-100.94
Mortgage-Backed Securities	8,849	Benchmark Pricing	Base Price	109.13
	812	Third Party Vendor	Broker Quote	85.00
Asset-Backed Securities	152	Benchmark Pricing	Base Price	101.75

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Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Assets
Over the counter	$120	Indicative Market Quotation	Broker Quote	0.05-33.09

Financial Derivative Instruments - Liabilities
Over the counter	(2,716)	Indicative Market Quotation	Broker Quote	0.05-33.09

Total	$66,050

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately

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report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Notes to Financial Statements (Cont.)

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

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The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Notes to Financial Statements (Cont.)

(Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing

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models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads,

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Notes to Financial Statements (Cont.)

interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The

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September 30, 2013

interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of September 30, 2013, the Fund had no unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related

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Notes to Financial Statements (Cont.)

security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
$718,667	$2,667,169	$(3,385,700)	$94	$(65)	$165	$169	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
$72,507	$12	$(72,500)	$12	$(7)	$24	$11	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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Notes to Financial Statements (Cont.)

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of

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the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

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Notes to Financial Statements (Cont.)

degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

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Options on Commodity Futures Contracts  The Fund may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Fund’s custody account. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Fund may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns for the Fund or to hedge an existing position or future investment. The exercise for an Index Option will not include physical delivery of the underlier but will rather settle the amount of the difference between the settlement price of the underlier and the strike price directly into the Portfolio’s custody account.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as

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Notes to Financial Statements (Cont.)

appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Fund may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable

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obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the

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Notes to Financial Statements (Cont.)

payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where

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the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Fund may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short

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Notes to Financial Statements (Cont.)

periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund is subject to various or netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and

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Notes to Financial Statements (Cont.)

maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The

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Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2013 of the Commodity Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Cayman Commodity Fund I Ltd.	07/21/2006	08/01/2006	$16,370,597	$3,499,306	21.4%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.25%	0.35%	0.25%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R

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Notes to Financial Statements (Cont.)

shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees;

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(iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as Waiver by PIMCO. For the period ended September 30, 2013, the amount was $11,064,065.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common

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Notes to Financial Statements (Cont.)

officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2013, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$524,009	$405,969

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,313,612	$4,988,968	$705,494	$1,958,958

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	532,908	$3,154,474	711,430	$4,763,244
Class P	93,456	553,587	232,669	1,532,598
Administrative Class	19,205	110,997	83,054	536,736
Class D	28,824	170,815	65,008	431,278
Class A	45,865	270,161	102,193	674,228
Class B	7	39	31	202
Class C	5,532	31,972	18,184	116,771
Class R	4,421	25,261	4,056	26,431

Issued as reinvestment of distributions
Institutional Class	14,574	83,699	52,908	351,492
Class P	1,725	9,889	6,200	41,176
Administrative Class	429	2,431	2,706	17,765
Class D	1,057	5,983	3,624	23,723
Class A	1,588	8,977	5,426	35,415
Class B	10	57	58	369
Class C	366	2,008	1,679	10,650
Class R	38	213	67	432

Cost of shares redeemed
Institutional Class	(638,490)	(3,732,232)	(929,957)	(6,261,038)
Class P	(135,423)	(821,284)	(106,395)	(709,984)
Administrative Class	(52,794)	(323,694)	(55,449)	(360,631)
Class D	(53,426)	(311,037)	(70,624)	(461,259)
Class A	(77,065)	(451,192)	(181,645)	(1,164,024)
Class B	(916)	(5,269)	(4,506)	(28,928)
Class C	(27,494)	(156,203)	(41,543)	(264,606)
Class R	(976)	(5,580)	(1,203)	(7,794)
Net (decrease) resulting from Fund share transactions	(236,579)	$(1,375,928)	(102,029)	$(695,754)

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2013, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2010-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$21,876,374	$286,691	$(3,482,793)	$(3,196,102)
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

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Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International
BOM	Bank of Montreal	HUS	HSBC Bank USA N.A.
BOS	Banc of America Securities LLC	JPM	JPMorgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	JPS	JPMorgan Securities, Inc.
BPS	BNP Paribas S.A.	MAC	Macquarie Bank Limited
BRC	Barclays Bank PLC	MSC	Morgan Stanley & Co., Inc.
BSN	Bank of Nova Scotia	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	RYL	Royal Bank of Scotland Group PLC
CIB	Canadian Imperial Bank of Commerce	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	SOG	Societe Generale
FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	MXN	Mexican Peso
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	USD	United States Dollar
GBP	British Pound	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
COMEX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
LME	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
BRENT 4Q13	Fourth Quarter of 2013 Brent Crude	HSFOCO CAL14	2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JETNWE 1Q14	First Quarter of 2014 NWE CIF Jet Fuel
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	JETNWE CAL14	2014 Calendar NWE CIF Jet Fuel
DJUBLC3T	DJUBS Live Cattle 3 months forward	JMABNIC0	JPMorgan Nic 0 Custom Index
DJUBS	Dow Jones-UBS Commodity Index	JMABNICP	JPMorgan Nic P Custom Index
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	JMC1DLH5	Dow Jones-UBS Lean Hogs Sub-Index 5 Month Forward
DJUBSHG	Dow Jones-UBS Copper Sub-Index	JMCU3A3T	Dow Jones-UBS 3 Month Forward Total Return Pre Roll
DJUBSLH3	Dow Jones-UBS Lean Hogs Sub-Index 3 Month Forward	JMCU305E	JPMorgan Live Cattle Sub-Index
DJUBSTR	Dow Jones-UBS Commodity Index Total Return	LSFOCO 2H13	2nd Half 2013 Fuel Oil Crack Calendar Swap
ENHGD84T	Dow Jones-AIG E84 Total Return	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
FRCPXTOB	France Consumer Price ex-Tobacco Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
GOCO 2H13	2nd Half 2013 Gasoil Crack Calendar Swap	NGCAL19	Natural Gas Calendar 2019
GOCO CAL14	2014 Gasoil Crack Calendar Swap	NRCAL16	Natural Gas Calendar 2016
GOCO V3	October of 2013 Gasoil Crack Calendar Swap	PLTMLNPM	London Platinum & Palladium Market PM Fix
GOLDLNPM	London Gold Market Fixing Ltd. PM	RBOB 4Q13	Fourth Quarter of 2013 Margin RBOB Gasoline

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Index Abbreviations (Cont.):
RBOBCO V3	October of 2013 Margin RBOB Gasoline vs. Brent Crude	ULSDNWE 1Q14	First Quarter of 2014 Ultra-Low Sulfur Diesel NWE
RCCT0020	RBSCI Customized Trading Strategy 0020 Index	ULSDNWE CAL14	2014 Calendar Ultra-Low Sulfur Diesel NWE
SPGCICP	S&P GSCI Copper Index Excess Return

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	oz.	Ounce
CDO	Collateralized Debt Obligation	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year

74	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

(Unaudited)

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements  (Cont.)

the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

76	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements  (Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments,

78	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	79

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements  (Cont.)

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

80	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	81

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements  (Cont.)

(Unaudited)

fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

82	PIMCO COMMODITYREALRETURN STRATEGY FUND®

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4011SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

PIMCO Income Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

Page

Chairman’s Letter	2
Important Information About the PIMCO Income Fund	5
Fund Summary	8
Expense Example	10
Benchmark Descriptions	11
Financial Highlights	12
Statement of Assets and Liabilities	16
Statement of Operations	18
Statements of Changes in Net Assets	19
Schedule of Investments	20
Notes to Financial Statements	69
Glossary	93
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements	94

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

2	PIMCO INCOME FUND

Included below are highlights of the financial markets during our six-month reporting period:

■

U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Chairman’s Letter (Cont.)

■

Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INCOME FUND

Important Information About the PIMCO Income Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Fund may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

Important Information About the PIMCO Income Fund (Cont.)

expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The following table discloses the inception dates of the Fund and its share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	03/30/07	03/30/07	03/30/07	03/30/07	03/30/07

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO INCOME FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO Income Fund

Cumulative Returns Through September 30, 2013

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	0.43%	7.27%	13.67%	10.52%
PIMCO Income Fund Class P	0.39%	7.18%	13.57%	10.42%
PIMCO Income Fund Administrative Class	0.33%	7.05%	13.40%	10.26%
PIMCO Income Fund Class D	0.31%	7.01%	13.35%	10.21%
PIMCO Income Fund Class A	0.25%	6.88%	13.20%	10.05%
PIMCO Income Fund Class A (adjusted)	-3.52%	2.84%	12.34%	9.41%
PIMCO Income Fund Class C	-0.05%	6.25%	12.41%	9.27%
PIMCO Income Fund Class C (adjusted)	-1.03%	5.25%	12.41%	9.27%
PIMCO Income Fund Class R	0.15%	6.67%	12.93%	9.79%
Barclays U.S. Aggregate Index	-1.77%	-1.68%	5.41%	5.07%
Lipper Multi-Sector Income Funds Average	-1.34%	2.09%	8.21%	5.61%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.48% for Institutional Class shares, 0.58% for Class P shares, 0.73% for Administrative Class shares, 0.82% for Class D shares, 0.88% for Class A shares, 1.63% for Class C shares, and 1.13% for Class R shares.

8	PIMCO INCOME FUND

Institutional Class - PIMIX	Class P - PONPX	Administrative Class - PIINX	Class D - PONDX
Class A - PONAX	Class C -PONCX	Class R - PONRX

Allocation Breakdown‡

Mortgage-Backed Securities	27.7%
U.S. Government Agencies	18.4%
Asset-Backed Securities	17.5%
Corporate Bonds & Notes	16.4%
U.S. Treasury Obligations	10.5%
Bank Loan Obligations	5.9%
Short-Term Instruments	0.7%
Other	2.9%

‡	% of Total Investments as of 09/30/13

Portfolio Insights

»

The PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An underweight exposure to duration (or sensitivity to changes in market interest rates) benefited performance as interest rates rose during the reporting period.
»	An underweight to investment grade corporates benefited performance as corporates underperformed U.S. Treasuries during the reporting period.

»	An overweight allocation to external emerging market securities detracted from performance as emerging market debt underperformed U.S. Treasuries during the reporting period.

»	An allocation to high yield credit was positive for performance as the sector outperformed U.S. Treasuries during the reporting period.

»	A non-Agency allocation benefited performance as the sector outperformed U.S. Treasuries during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

Expense Example

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2013 to September 30, 2013 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period *	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,004.30	$2.26	$1,000.00	$1,022.81	$2.28	0.45%
Class P	1,000.00	1,003.90	2.76	1,000.00	1,022.31	2.79	0.55
Administrative Class	1,000.00	1,003.30	3.52	1,000.00	1,021.56	3.55	0.70
Class D	1,000.00	1,003.10	3.77	1,000.00	1,021.31	3.80	0.75
Class A	1,000.00	1,002.50	4.27	1,000.00	1,020.81	4.31	0.85
Class C	1,000.00	999.50	8.02	1,000.00	1,017.05	8.09	1.60
Class R	1,000.00	1,001.50	5.52	1,000.00	1,019.55	5.57	1.10

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	PIMCO INCOME FUND

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

Financial Highlights PIMCO Income Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Institutional Class
04/01/2013 - 09/30/2013+	$12.54	$0.25	$(0.20)	$0.05	$(0.33)	$0.00	$(0.33)
03/31/2013	11.26	0.60	1.51	2.11	(0.76)	(0.07)	(0.83)
03/31/2012	11.32	0.76	0.07	0.83	(0.80)	(0.09)	(0.89)
03/31/2011	10.21	0.79	1.09	1.88	(0.69)	(0.08)	(0.77)
03/31/2010	8.54	0.67	1.71	2.38	(0.71)	0.00	(0.71)
03/31/2009	9.92	0.67	(1.41)	(0.74)	(0.64)	0.00	(0.64)
Class P
04/01/2013 - 09/30/2013+	12.54	0.24	(0.19)	0.05	(0.33)	0.00	(0.33)
03/31/2013	11.26	0.58	1.52	2.10	(0.75)	(0.07)	(0.82)
03/31/2012	11.32	0.74	0.08	0.82	(0.79)	(0.09)	(0.88)
03/31/2011	10.21	0.77	1.10	1.87	(0.68)	(0.08)	(0.76)
03/31/2010	8.54	0.66	1.71	2.37	(0.70)	0.00	(0.70)
04/30/2008 - 03/31/2009	9.99	0.61	(1.47)	(0.86)	(0.59)	0.00	(0.59)
Administrative Class
04/01/2013 - 09/30/2013+	12.54	0.24	(0.20)	0.04	(0.32)	0.00	(0.32)
03/31/2013	11.26	0.54	1.54	2.08	(0.73)	(0.07)	(0.80)
03/31/2012	11.32	0.74	0.06	0.80	(0.77)	(0.09)	(0.86)
03/31/2011	10.21	0.73	1.12	1.85	(0.66)	(0.08)	(0.74)
03/31/2010	8.54	0.64	1.72	2.36	(0.69)	0.00	(0.69)
03/31/2009	9.92	0.65	(1.41)	(0.76)	(0.62)	0.00	(0.62)
Class D
04/01/2013 - 09/30/2013+	12.54	0.23	(0.19)	0.04	(0.32)	0.00	(0.32)
03/31/2013	11.26	0.56	1.52	2.08	(0.73)	(0.07)	(0.80)
03/31/2012	11.32	0.73	0.07	0.80	(0.77)	(0.09)	(0.86)
03/31/2011	10.21	0.76	1.09	1.85	(0.66)	(0.08)	(0.74)
03/31/2010	8.54	0.64	1.71	2.35	(0.68)	0.00	(0.68)
03/31/2009	9.92	0.67	(1.44)	(0.77)	(0.61)	0.00	(0.61)
Class A
04/01/2013 - 09/30/2013+	12.54	0.23	(0.20)	0.03	(0.31)	0.00	(0.31)
03/31/2013	11.26	0.54	1.52	2.06	(0.71)	(0.07)	(0.78)
03/31/2012	11.32	0.71	0.07	0.78	(0.75)	(0.09)	(0.84)
03/31/2011	10.21	0.73	1.10	1.83	(0.64)	(0.08)	(0.72)
03/31/2010	8.54	0.63	1.71	2.34	(0.67)	0.00	(0.67)
03/31/2009	9.92	0.65	(1.43)	(0.78)	(0.60)	0.00	(0.60)

Please see footnotes on page 14.

12	PIMCO INCOME FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$12.26	0.43%	$12,737,523	0.45	%*	0.45	%*	0.45	%*	0.45	%*	4.04	%*	129%
12.54	19.27	12,784,174	0.47		0.48		0.44		0.45		4.95		226
11.26	7.71	4,840,829	0.56		0.61		0.40		0.45		6.82		311
11.32	18.91	3,383,093	0.51		0.56		0.40		0.45		7.08		181
10.21	28.71	418,593	0.45		0.50		0.40		0.45		7.04		188
8.54	(7.64)	278,815	1.01		1.06		0.40		0.45		7.28		153

12.26	0.39	2,742,869	0.55	*	0.55	*	0.55	*	0.55	*	3.95	*	129
12.54	19.17	2,506,400	0.57		0.58		0.54		0.55		4.76		226
11.26	7.62	453,077	0.66		0.71		0.50		0.55		6.66		311
11.32	18.81	62,296	0.61		0.66		0.50		0.55		6.96		181
10.21	28.59	4,385	0.55		0.60		0.50		0.55		6.67		188
8.54	(8.82)	9	1.11	*	1.16	*	0.50	*	0.55	*	7.29	*	153

12.26	0.33	144,128	0.70	*	0.70	*	0.70	*	0.70	*	3.95	*	129
12.54	19.02	26,705	0.72		0.73		0.69		0.70		4.45		226
11.26	7.47	1,780	0.81		0.86		0.65		0.70		6.58		311
11.32	18.64	588	0.76		0.81		0.65		0.70		6.66		181
10.21	28.37	256	0.70		0.75		0.65		0.70		6.45		188
8.54	(7.91)	10	1.25		1.30		0.65		0.70		7.00		153

12.26	0.31	4,342,967	0.75	*	0.75	*	0.75	*	0.75	*	3.72	*	129
12.54	18.97	4,489,774	0.77		0.78		0.74		0.75		4.58		226
11.26	7.43	1,044,204	0.86		0.91		0.70		0.75		6.50		311
11.32	18.59	497,208	0.81		0.86		0.70		0.75		6.80		181
10.21	28.31	16,845	0.75		0.80		0.70		0.75		6.61		188
8.54	(7.96)	4,975	1.25		1.30		0.70		0.75		7.54		153

12.26	0.25	4,593,427	0.85	*	0.85	*	0.85	*	0.85	*	3.65	*	129
12.54	18.83	4,016,302	0.87		0.88		0.84		0.85		4.47		226
11.26	7.29	918,965	0.96	(b)	1.01	(b)	0.80	(b)	0.85	(b)	6.36		311
11.32	18.44	357,176	0.96		1.01		0.85		0.90		6.58		181
10.21	28.12	38,300	0.90		0.95		0.85		0.90		6.51		188
8.54	(8.12)	15,536	1.37		1.42		0.85		0.90		7.26		153

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

Financial Highlights PIMCO Income Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class C
04/01/2013 - 09/30/2013+	$12.54	$0.18	$(0.19)	$(0.01)	$(0.27)	$0.00	$(0.27)
03/31/2013	11.26	0.45	1.54	1.99	(0.64)	(0.07)	(0.71)
03/31/2012	11.32	0.63	0.08	0.71	(0.68)	(0.09)	(0.77)
03/31/2011	10.21	0.64	1.12	1.76	(0.57)	(0.08)	(0.65)
03/31/2010	8.54	0.55	1.71	2.26	(0.59)	0.00	(0.59)
03/31/2009	9.92	0.58	(1.44)	(0.86)	(0.52)	0.00	(0.52)
Class R
04/01/2013 - 09/30/2013+	12.54	0.21	(0.19)	0.02	(0.30)	0.00	(0.30)
03/31/2013	11.26	0.51	1.53	2.04	(0.69)	(0.07)	(0.76)
03/31/2012	11.32	0.68	0.08	0.76	(0.73)	(0.09)	(0.82)
03/31/2011	10.21	0.70	1.11	1.81	(0.62)	(0.08)	(0.70)
03/31/2010	8.54	0.60	1.71	2.31	(0.64)	0.00	(0.64)
03/31/2009	9.92	0.62	(1.43)	(0.81)	(0.57)	0.00	(0.57)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO INCOME FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate **

$12.26	(0.05)%	$3,267,235	1.60	%*	1.60	%*	1.60	%*	1.60	%*	2.91	%*	129%
12.54	18.10	2,712,135	1.62		1.63		1.59		1.60		3.71		226
11.26	6.58	603,788	1.71	(b)	1.76	(b)	1.55	(b)	1.60	(b)	5.61		311
11.32	17.64	184,154	1.71		1.76		1.60		1.65		5.81		181
10.21	27.13	36,633	1.65		1.70		1.60		1.65		5.61		188
8.54	(8.91)	7,159	2.14		2.19		1.60		1.65		6.37		153

12.26	0.15	48,245	1.10	*	1.10	*	1.10	*	1.10	*	3.45	*	129
12.54	18.58	35,624	1.12		1.13		1.09		1.10		4.20		226
11.26	7.05	4,225	1.21	(b)	1.26	(b)	1.05	(b)	1.10	(b)	6.11		311
11.32	18.17	754	1.21		1.26		1.10		1.15		6.31		181
10.21	27.78	67	1.15		1.20		1.10		1.15		6.22		188
8.54	(8.38)	21	1.70		1.75		1.10		1.15		6.75		153

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Statement of Assets and Liabilities PIMCO Income Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$32,643,163
Investments in Affiliates	100,647
Financial Derivative Instruments
Exchange-traded or centrally cleared	18,235
Over the counter	86,640
Cash	17,238
Deposits with counterparty	62,305
Foreign currency, at value	63,896
Receivable for investments sold	4,757,483
Receivable for Fund shares sold	57,145
Interest and dividends receivable	167,476
Dividends receivable from Affiliates	11
Other assets	10
37,974,249
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,374,591
Payable for sale-buyback transactions	100,765
Payable for short sales	1,707,854
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,165
Over the counter	734,404
Payable for investments purchased	5,985,372
Payable for investments in Affiliates purchased	11
Deposits from counterparty	100,054
Payable for Fund shares redeemed	65,722
Dividends payable	9,058
Accrued investment advisory fees	5,236
Accrued supervisory and administrative fees	5,444
Accrued distribution fees	2,705
Accrued servicing fees	1,474
10,097,855
Net Assets	$27,876,394
Net Assets Consist of:
Paid in capital	$26,957,341
(Overdistributed) net investment income	(188,099)
Accumulated undistributed net realized gain	38,863
Net unrealized appreciation	1,068,289
$27,876,394
Cost of Investments in Securities	$31,516,108
Cost of Investments in Affiliates	$100,647
Cost of Foreign Currency Held	$63,910
Proceeds Received on Short Sales	$1,682,090
Cost or Premiums of Financial Derivative Instruments, net	$(571,566)

* Includes repurchase agreements of:	$100,747

16	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2013 (Unaudited)

Net Assets:
Institutional Class	$12,737,523
Class P	2,742,869
Administrative Class	144,128
Class D	4,342,967
Class A	4,593,427
Class C	3,267,235
Class R	48,245
Shares Issued and Outstanding:
Institutional Class	1,039,328
Class P	223,807
Administrative Class	11,760
Class D	354,367
Class A	374,804
Class C	266,592
Class R	3,937
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$12.26
Class P	12.26
Administrative Class	12.26
Class D	12.26
Class A	12.26
Class C	12.26
Class R	12.26

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Statement of Operations PIMCO Income Fund

(Unaudited)

(Amounts in thousands)	Six Months Ended September 30, 2013

Investment Income:
Interest	$628,628
Dividends	636
Dividends from Investments in Affiliates	3,070
Miscellaneous income	30
Total Income	632,364

Expenses:
Investment advisory fees	35,168
Supervisory and administrative fees	36,355
Distribution and/or servicing fees - Administrative Class	163
Distribution and/or servicing fees - Class D	5,736
Distribution fees - Class C	11,702
Distribution fees - Class R	51
Servicing fees - Class A	5,527
Servicing fees - Class C	3,901
Servicing fees - Class R	51
Interest expense	106
Total Expenses	98,760

Net Investment Income	533,604

Net Realized Gain (Loss):
Investments in securities	(93,164)
Investments in Affiliates	(334)
Exchange-traded or centrally cleared financial derivative instruments	170,629
Over the counter financial derivative instruments	(5,938)
Foreign currency	3,042
Net Realized Gain	74,235

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(253,603)
Investments in Affiliates	(268)
Exchange-traded or centrally cleared financial derivative instruments	(50,587)
Over the counter financial derivative instruments	(291,199)
Foreign currency assets and liabilities	(774)
Net Change in Unrealized (Depreciation)	(596,431)
Net (Loss)	(522,196)

Net Increase in Net Assets Resulting from Operations	$11,408

18	PIMCO INCOME FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase in Net Assets from:

Operations:
Net investment income	$533,604	$742,000
Net realized gain	74,235	281,257
Net change in unrealized appreciation (depreciation)	(596,431)	1,541,024
Net increase resulting from operations	11,408	2,564,281

Distributions to Shareholders:
From net investment income
Institutional Class	(350,057)	(533,177)
Class P	(73,348)	(85,562)
Administrative Class	(3,419)	(665)
Class D	(117,261)	(156,114)
Class A	(110,813)	(135,626)
Class C	(68,849)	(82,073)
Class R	(988)	(1,022)
From net realized capital gains
Institutional Class	0	(61,810)
Class P	0	(10,157)
Administrative Class	0	(76)
Class D	0	(19,187)
Class A	0	(17,048)
Class C	0	(11,508)
Class R	0	(124)

Total Distributions	(724,735)	(1,114,149)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	2,018,607	17,254,114

Total Increase in Net Assets	1,305,280	18,704,246

Net Assets:
Beginning of period	26,571,114	7,866,868
End of period*	$27,876,394	$26,571,114

*Including undistributed (overdistributed) net investment income of:	$(188,099)	$3,032

**	See note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Schedule of Investments PIMCO Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.1%

BANK LOAN OBLIGATIONS 6.9%
AES Corp.
3.750% due 05/27/2018		$2,287	$2,302
Air Medical Group Holdings, Inc.
6.500% due 05/29/2018		11,166	11,305
Alliance Boots Holdings Ltd.
3.483% due 07/09/2017	GBP	37,000	59,567
3.983% due 07/10/2017		2,400	3,866
3.983% due 07/31/2017		98,100	157,869
Allison Transmission, Inc.
3.750% due 08/23/2019		$12,375	12,411
Apria Healthcare Group, Inc.
6.750% due 04/05/2020		7,880	7,969
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		3,329	3,337
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		5,473	5,497
Biomet, Inc.
3.679% - 4.001% due 07/25/2017		17,615	17,664
BMC Software Finance, Inc.
5.000% due 09/10/2020		4,551	4,560
Candy Intermediate Holdings, Inc.
7.500% - 8.500% due 06/18/2018		18,963	18,311
CCM Merger, Inc.
5.000% due 03/01/2017		1,651	1,666
Clear Channel Communications, Inc.
3.829% due 01/29/2016		46,933	44,381
Commercial Barge Line Co.
7.500% - 8.500% due 09/15/2019		1,691	1,645
Community Health Systems, Inc.
2.429% due 07/25/2014		448	449
CPG International, Inc.
4.750% due 09/30/2020		2,600	2,589
3.750% due 09/04/2014		23,000	22,889
CSC Holdings, Inc.
2.679% due 04/17/2020		32,419	32,105
DaVita, Inc.
4.000% due 11/01/2019		20,518	20,631
Del Monte Foods Co.
4.000% due 03/08/2018		5,811	5,806
Dell, Inc.
3.750% due 09/24/2018		51,100	50,860
Envision Healthcare Corp.
4.000% due 05/25/2018		5,649	5,650
Equity Office Properties Trust
1.382% - 1.932% due 02/05/2014		183,423	191,675

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FMG Resources Pty. Ltd.
5.250% due 10/18/2017		$40,590	$40,807
H.J. Heinz Co.
3.250% due 06/07/2019		79,800	80,072
3.500% due 06/05/2020		97,837	98,332
HCA, Inc.
2.679% due 05/02/2016		8,750	8,758
HD Supply, Inc.
4.500% due 10/12/2017		16,802	16,869
Health Management Associates, Inc.
3.500% due 11/18/2018		2,902	2,906
Hertz Corp.
3.000% due 03/11/2018		5,361	5,343
Hilton Hotels Corp.
1.000% - 3.932% due 11/12/2014 (h)		263,293	262,014
Hilton Worldwide Finance LLC
4.000% due 09/23/2020		56,729	56,734
Hologic, Inc.
3.750% due 08/01/2019		6,547	6,579
Hub International Ltd.
4.750% due 09/17/2020		19,200	19,272
Intelsat Jackson Holdings S.A.
4.250% due 04/02/2018		69,475	69,765
M7 Group S.A.
6.000% due 09/18/2020	EUR	6,900	9,428
MGM Resorts International, Inc.
2.929% due 12/20/2017		$94,387	94,481
3.500% due 12/20/2019		12,406	12,380
NFR Energy LLC
8.750% due 12/31/2018		10,000	10,050
NGPL PipeCo LLC
6.750% due 09/15/2017		8,171	7,329
Novelis, Inc.
3.750% due 03/10/2017		2,918	2,926
NRG Energy, Inc.
2.750% due 07/01/2018		13,930	13,864
Nuveen Investments, Inc.
4.179% due 05/13/2017		2,976	2,950
OSI Restaurant Partners LLC
3.500% due 10/26/2019		12,188	12,187
PRA Holdings, Inc.
5.000% due 09/21/2020		5,000	4,993
Quintiles Transnational Corp.
4.000% due 06/08/2018		11,391	11,405
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		9,859	9,903
ServiceMaster Co.
4.250% due 01/31/2017		14,888	14,528
Spectrum Brands, Inc.
0.058% due 12/17/2019	CAD	10,932	10,586

20	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Financial Funding Co.
4.750% due 09/30/2019	$64,700	$64,902
5.500% due 05/10/2017	44,108	44,229
Station Casinos, Inc.
5.000% due 03/01/2020	10,945	11,041
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017	12,167	13,026
Sun Products Corp.
5.500% due 03/18/2020	9,552	9,273
Texas Competitive Electric Holdings Co. LLC
4.682% due 10/10/2017	122	83
TMS International Corp.
0.000% due 08/23/2014	7,400	7,364
Tribune Co.
4.000% due 12/31/2019	1,390	1,395
Univision Communications, Inc.
4.500% due 03/01/2020	132,833	132,483
Valeant Pharmaceuticals International, Inc.
3.750% due 02/13/2019	9,875	9,890
3.750% due 12/11/2019	2,469	2,472
Walter Energy, Inc.
6.750% due 04/01/2018	4,337	4,178
Warner Chilcott Co. LLC
4.250% - 5.500% due 03/15/2018	1,483	1,486
Weight Watchers International, Inc.
3.750% due 04/02/2020	39,800	39,095
Wilsonart International Holdings LLC
4.000% due 10/31/2019	7,444	7,396
WMG Acquisition Corp.
3.750% due 07/01/2020	17,600	17,541
Yankee Candle Co., Inc.
6.250% due 04/02/2019	4,062	4,070

Total Bank Loan Obligations (Cost $1,905,009)		1,939,389

CORPORATE BONDS & NOTES 19.3%

BANKING & FINANCE 10.6%
Abbey National Treasury Services PLC
1.844% due 04/25/2014	12,000	12,094
4.000% due 04/27/2016	10,000	10,635
ABN AMRO Bank NV
2.035% due 01/30/2014	15,000	15,076
AGFC Capital Trust
6.000% due 01/15/2067	47,400	39,579
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022	13,000	13,092
Ally Financial, Inc.
2.946% due 07/18/2016	3,750	3,781
3.125% due 01/15/2016	900	904

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.465% due 02/11/2014		$1,340	$1,352
3.500% due 07/18/2016		7,400	7,492
3.652% due 06/20/2014		4,500	4,568
4.500% due 02/11/2014		1,000	1,012
4.625% due 06/26/2015		25,450	26,342
5.500% due 02/15/2017		10,500	11,063
6.250% due 12/01/2017		10,000	10,733
6.750% due 12/01/2014		2,400	2,523
7.000% due 05/15/2018		2,380	2,380
7.500% due 12/31/2013		7,000	7,114
8.000% due 03/15/2020		5,000	5,775
8.300% due 02/12/2015		5,670	6,124
American International Group, Inc.
3.750% due 11/30/2013		20,000	20,096
5.000% due 06/26/2017	EUR	500	755
6.765% due 11/15/2017	GBP	7,070	13,406
8.625% due 05/22/2068		500	941
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 06/30/2025	EUR	8,700	9,544
4.000% due 04/07/2014		11,000	15,093
4.750% due 12/04/2018		3,000	4,205
Ayt Cedulas Cajas Global
4.250% due 10/25/2023		7,500	9,210
AyT Cedulas Cajas Global
4.750% due 05/25/2027		51,200	59,890
Banco do Brasil S.A.
2.963% due 07/02/2014		$1,000	1,009
3.875% due 10/10/2022		12,500	10,844
4.500% due 01/20/2016	EUR	6,000	8,464
6.000% due 01/22/2020		$4,000	4,260
Banco Santander Brasil S.A.
2.352% due 03/18/2014		15,000	14,985
4.250% due 01/14/2016		14,500	14,899
4.500% due 04/06/2015		4,500	4,624
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	20,700
Bank of Scotland PLC
7.286% due 05/31/2016 (g)	GBP	500	825
Barclays Bank PLC
14.000% due 06/15/2019 (g)		4,000	8,709
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,250
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,227
BNP Paribas S.A.
7.195% due 06/25/2037 (g)		2,025	2,043
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 03/10/2014	EUR	15,770	21,613
3.750% due 01/22/2015		17,185	23,807
Cantor Fitzgerald LP
6.375% due 06/26/2015		$11,500	11,960
7.875% due 10/15/2019		7,900	8,281

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cedulas Fondo de Titulizacion de Activos
0.282% due 04/08/2016	EUR	5,000	$6,297
4.250% due 03/28/2027		23,300	25,529
4.250% due 04/10/2031		125,400	131,677
CIT Group, Inc.
4.250% due 08/15/2017		$8,235	8,420
4.750% due 02/15/2015		9,150	9,493
5.000% due 05/15/2017		3,100	3,274
5.250% due 04/01/2014		15,914	16,212
Citigroup, Inc.
1.718% due 01/13/2014		29,000	29,103
4.587% due 12/15/2015		5,000	5,351
5.000% due 09/15/2014		7,400	7,681
6.000% due 08/15/2017		500	572
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		3,000	3,159
Deutsche Annington Finance BV
3.200% due 10/02/2017 (c)		7,800	7,820
Dexia Credit Local S.A.
5.375% due 07/21/2014	EUR	22,589	31,444
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$6,788	6,805
Eksportfinans ASA
0.471% due 10/07/2013		900	900
0.890% due 06/16/2015	JPY	100,000	973
1.600% due 03/20/2014		51,000	514
2.000% due 09/15/2015		$18,100	17,738
2.375% due 05/25/2016		23,300	22,659
3.000% due 11/17/2014		26,350	26,416
5.500% due 05/25/2016		3,900	4,090
5.500% due 06/26/2017		1,000	1,044
Everglades Re Ltd.
17.755% due 10/31/2015		1,500	1,630
Export-Import Bank of Korea
4.000% due 01/29/2021		3,000	3,087
Ford Motor Credit Co. LLC
1.516% due 05/09/2016		12,900	13,084
1.700% due 05/09/2016		25,150	25,168
6.625% due 08/15/2017		2,000	2,307
8.000% due 06/01/2014		8,000	8,370
8.700% due 10/01/2014		4,517	4,861
12.000% due 05/15/2015		12,000	14,109
General Motors Financial Co., Inc.
2.750% due 05/15/2016		22,094	22,080
3.250% due 05/15/2018		7,954	7,755
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	5,086
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		$32,000	36,214
6.150% due 04/01/2018		14,400	16,490
6.250% due 09/01/2017		500	571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		$4,000	$4,455
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,158
HBOS Capital Funding LP
6.461% due 11/30/2018 (g)	GBP	1,400	2,232
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	28,983
6.750% due 05/21/2018		$29,500	32,934
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,437
Hospitality Properties Trust
5.000% due 08/15/2022		26,895	26,919
5.125% due 02/15/2015		2,000	2,063
6.300% due 06/15/2016		10,000	10,886
6.700% due 01/15/2018		12,000	13,476
7.875% due 08/15/2014		2,000	2,052
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	22,880
ICICI Bank Ltd.
5.750% due 11/16/2020		19,700	19,614
International Lease Finance Corp.
4.875% due 04/01/2015		1,700	1,765
5.750% due 05/15/2016		3,800	4,049
6.500% due 09/01/2014		46,700	48,685
6.750% due 09/01/2016		4,000	4,410
7.125% due 09/01/2018		27,100	30,420
8.750% due 03/15/2017		1,500	1,729
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		50,000	46,000
5.500% due 08/06/2022		83,000	78,020
Jefferies Finance LLC
7.375% due 04/01/2020		4,700	4,676
Jefferies Group, Inc.
5.125% due 04/13/2018		6,500	7,009
5.125% due 01/20/2023		23,700	23,940
6.500% due 01/20/2043		52,300	51,901
8.500% due 07/15/2019		32,780	39,855
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,799
5.000% due 11/03/2015		22,000	23,653
Korea Exchange Bank
3.125% due 06/26/2017		10,500	10,809
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,700	2,373
7.588% due 05/12/2020	GBP	13,534	23,006
7.625% due 12/09/2019		2,000	3,377
7.625% due 10/14/2020	EUR	500	727
7.867% due 12/17/2019	GBP	2,300	3,931
7.869% due 08/25/2020		11,200	19,256
7.975% due 09/15/2024		1,700	2,868
9.000% due 12/15/2019		449	788
9.125% due 07/15/2020		651	1,146
9.875% due 02/10/2023		300	537

22	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
15.000% due 12/21/2019	EUR	500	$995
LeasePlan Corp. NV
2.500% due 05/16/2018		$6,900	6,711
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	11,600	15,697
0.525% due 05/30/2014		5,000	6,766
0.670% due 07/22/2014		7,000	9,485
5.750% due 12/12/2014	GBP	8,255	14,099
6.400% due 08/28/2017		$2,800	3,223
7.750% due 04/30/2018	GBP	3,300	6,483
Morgan Stanley
0.525% due 11/29/2013	EUR	25,000	33,834
5.950% due 12/28/2017		$3,502	3,967
6.625% due 04/01/2018		7,000	8,136
7.300% due 05/13/2019		28,250	33,850
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		1,125	1,201
Panther CDO BV
1.343% due 02/24/2016	GBP	2,871	4,459
Petrobras Global Finance BV
1.884% due 05/20/2016		$12,689	12,657
2.000% due 05/20/2016		5,551	5,530
2.408% due 01/15/2019		11,896	11,700
3.000% due 01/15/2019		19,826	18,699
3.250% due 04/01/2019	EUR	95,000	129,613
Piper Jaffray Cos.
4.748% due 11/30/2015		$15,000	15,140
Pitch1
5.125% due 07/20/2022	EUR	2,400	3,335
ProLogis LP
4.000% due 01/15/2018		$6,000	6,346
6.625% due 12/01/2019		5,000	5,901
Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,941
Prudential Covered Trust
2.997% due 09/30/2015		31,875	32,893
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	11,038
Rabobank Group
6.875% due 03/19/2020	EUR	44,150	66,224
RCI Banque S.A.
4.600% due 04/12/2016		$6,400	6,757
Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,474
Royal Bank of Scotland NV
0.958% due 03/09/2015		7,600	7,413
Royal Bank of Scotland PLC
0.969% due 04/11/2016		5,500	5,239
0.988% due 09/29/2015		7,000	6,744
5.625% due 08/24/2020		20,000	22,121
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		41,500	42,745

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$88,400	$93,483
5.180% due 06/28/2019		36,300	37,988
5.400% due 03/24/2017		4,500	4,804
5.717% due 06/16/2021		34,400	35,582
6.125% due 02/07/2022		40,000	42,000
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	30,381
7.750% due 03/15/2020		21,995	26,030
SLM Corp.
0.566% due 01/27/2014		1,200	1,194
5.000% due 04/15/2015		2,754	2,871
5.375% due 05/15/2014		2,785	2,848
5.500% due 01/15/2019		7,600	7,536
6.250% due 01/25/2016		11,400	12,184
8.000% due 03/25/2020		6,070	6,578
8.450% due 06/15/2018		12,450	14,100
SLM Student Loan Trust
0.774% due 12/15/2033	EUR	2,232	2,899
Springleaf Finance Corp.
4.125% due 11/29/2013		2,850	3,856
5.400% due 12/01/2015		$19,830	20,623
5.750% due 09/15/2016		300	310
6.500% due 09/15/2017		5,372	5,560
6.900% due 12/15/2017		182,473	191,597
7.750% due 10/01/2021		900	938
8.250% due 10/01/2023		900	940
Standard Chartered PLC
3.200% due 05/12/2016		7,500	7,862
3.850% due 04/27/2015		8,150	8,471
5.500% due 11/18/2014		490	516
Stone Street Trust
5.902% due 12/15/2015		13,000	14,076
Union Bank N.A.
2.625% due 09/26/2018		11,527	11,652
Virgin Media Secured Finance PLC
5.375% due 04/15/2021		12,000	11,760
5.500% due 01/15/2021	GBP	5,000	8,155
6.000% due 04/15/2021		17,700	29,228
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$25,900	27,480
5.450% due 11/22/2017		20,000	21,322
6.025% due 07/05/2022		47,400	49,059
Waha Aerospace BV
3.925% due 07/28/2020		12,250	12,867
Western Union Co.
2.375% due 12/10/2015		3,100	3,170
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,221
7.950% due 03/15/2025		300	366

			2,957,003

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 5.2%
ADT Corp.
4.125% due 06/15/2023		$1,900	$1,699
6.250% due 10/15/2021 (c)		7,906	8,034
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		19,700	20,291
Agrokor d.d.
8.875% due 02/01/2020		7,000	7,472
9.125% due 02/01/2020	EUR	10,000	14,680
Aguila S.A.
7.875% due 01/31/2018		$500	525
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,600	1,506
5.375% due 11/15/2022		1,400	1,351
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		450	486
Alion Science and Technology Corp.
12.000% due 11/01/2014 (d)		20,064	20,365
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,141	2,237
American Airlines, Inc.
7.500% due 03/15/2016 ^		1,500	1,785
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,574
6.450% due 09/15/2036		6,500	7,488
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,528
6.500% due 04/15/2040		4,200	3,242
Armored Autogroup, Inc.
9.250% due 11/01/2018		900	817
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	3,300	5,743
Associated Materials LLC
9.125% due 11/01/2017		$1,330	1,420
Avaya, Inc.
7.000% due 04/01/2019		325	306
Aviation Capital Group Corp.
3.875% due 09/27/2016		19,957	20,231
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		760	787
Bausch & Lomb, Inc.
9.875% due 11/01/2015		761	767
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		32,600	31,052
Berry Plastics Corp.
9.750% due 01/15/2021		750	870
Braskem Finance Ltd.
5.750% due 04/15/2021		15,000	14,775
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cablevision Systems Corp.
8.000% due 04/15/2020	$1,200	$1,344
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020	5,000	4,616
Capella Healthcare, Inc.
9.250% due 07/01/2017	3,050	3,271
Cemex S.A.B. de C.V.
4.900% due 10/15/2018 (c)	9,600	9,626
5.248% due 09/30/2015	13,000	13,455
7.250% due 01/15/2021 (c)	9,600	9,595
Centex Corp.
6.500% due 05/01/2016	8,500	9,435
Chesapeake Energy Corp.
9.500% due 02/15/2015	10,000	11,062
Chrysler Group LLC
8.250% due 06/15/2021	2,000	2,250
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	17,400	17,835
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023 (c)	6,900	6,991
CONSOL Energy, Inc.
8.250% due 04/01/2020	650	700
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	1,400	1,355
5.500% due 04/29/2022	1,500	1,498
7.250% due 05/10/2021	7,662	8,658
7.707% due 10/02/2022	4,564	5,123
7.875% due 01/02/2020	2,740	2,898
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018	1,000	1,070
CVS Pass-Through Trust
5.773% due 01/10/2033	6,544	7,088
7.507% due 01/10/2032	4,623	5,590
D.R. Horton, Inc.
5.625% due 01/15/2016	12,500	13,375
6.500% due 04/15/2016	14,000	15,330
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021	1,254	1,316
6.200% due 01/02/2020	6,522	7,141
7.750% due 06/17/2021	12,856	14,929
Deluxe Corp.
5.125% due 10/01/2014	5,000	5,150
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	347
DISH DBS Corp.
6.625% due 10/01/2014	4,700	4,947
7.125% due 02/01/2016	800	881
7.750% due 05/31/2015	5,536	6,062
DJO Finance LLC
9.750% due 10/15/2017	1,000	1,015
Ecopetrol S.A.
4.250% due 09/18/2018	767	791

24	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 09/18/2023		$5,369	$5,597
El Paso LLC
6.950% due 06/01/2028		500	461
7.750% due 01/15/2032		1,200	1,233
8.050% due 10/15/2030		1,700	1,761
8.250% due 02/15/2016		830	921
Elli Finance U.K. PLC
8.750% due 06/15/2019	GBP	8,400	14,823
Enterprise Inns PLC
6.500% due 12/06/2018		12,218	20,373
6.875% due 05/09/2025		3,820	5,937
FBG Finance Ltd.
5.125% due 06/15/2015		$2,000	2,141
Ferrellgas Partners LP
8.625% due 06/15/2020		650	678
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		750	774
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,233
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,413
Griffon Corp.
7.125% due 04/01/2018		$125	133
Grohe Holding GmbH
4.224% due 09/15/2017	EUR	400	542
Harvest Operations Corp.
2.125% due 05/14/2018		$4,000	3,891
HCA, Inc.
4.750% due 05/01/2023		80,500	75,972
5.875% due 03/15/2022		7,000	7,227
6.375% due 01/15/2015		1,994	2,109
6.500% due 02/15/2020		55,100	59,852
8.360% due 04/15/2024		3,796	4,100
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015 (j)	EUR	6,000	8,949
7.500% due 10/31/2014		2,000	2,882
7.500% due 04/03/2020		3,000	4,827
8.500% due 10/31/2019		5,000	8,413
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$175	176
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		150	162
Ineos Finance PLC
7.250% due 02/15/2019	EUR	53,300	76,794
7.500% due 05/01/2020		$4,400	4,741
8.375% due 02/15/2019		58,900	65,158
Jaguar Holding Co.
9.500% due 12/01/2019		500	564
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2018	GBP	6,592	11,686
8.125% due 05/15/2021		$1,000	1,118

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		$5,000	$5,446
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	446
Lightstream Resources Ltd.
8.625% due 02/01/2020		2,000	1,950
Manitowoc Co., Inc.
8.500% due 11/01/2020		875	978
MGM Resorts International
6.625% due 07/15/2015		1,841	1,993
8.625% due 02/01/2019		200	231
Mongolian Mining Corp.
8.875% due 03/29/2017		3,625	2,764
Nokia Siemens Networks Finance BV
6.750% due 04/15/2018	EUR	1,700	2,467
Northwest Airlines Pass-Through Trust
1.014% due 11/20/2015		$7,097	7,008
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	358
NXP BV
3.500% due 09/15/2016		11,000	11,137
OGX Austria GmbH
8.375% due 04/01/2022		39,820	6,570
8.500% due 06/01/2018		136,860	22,582
Perstorp Holding AB
8.750% due 05/15/2017		21,300	22,205
9.000% due 05/15/2017	EUR	22,900	32,374
Pertamina Persero PT
4.300% due 05/20/2023		$15,861	13,640
PHH Corp.
6.375% due 08/15/2021		2,350	2,285
9.250% due 03/01/2016		3,000	3,525
Pride International, Inc.
6.875% due 08/15/2020		600	716
Priory Group PLC
7.000% due 02/15/2018	GBP	9,650	16,130
Punch Taverns Finance Ltd.
7.369% due 06/30/2022		4,862	8,068
Punch Taverns Finance PLC
5.883% due 10/15/2026		7,023	9,664
Radio One, Inc.
12.500% due 05/24/2016		$5,700	5,814
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		106,575	107,508
6.875% due 02/15/2021		4,500	4,826
7.875% due 08/15/2019		150	166
Rockies Express Pipeline LLC
3.900% due 04/15/2015		23,755	23,755
5.625% due 04/15/2020		22,060	18,751
6.000% due 01/15/2019		35,592	31,499
6.875% due 04/15/2040		20,477	15,358

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Samson Investment Co.
10.250% due 02/15/2020		$5,000	$5,325
Schaeffler Finance BV
7.750% due 02/15/2017		3,730	4,196
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,073
Sonat, Inc.
7.000% due 02/01/2018		500	538
Spirit Issuer PLC
1.068% due 12/28/2028	GBP	1,000	1,352
3.218% due 12/28/2031		750	1,032
5.472% due 12/28/2034		13,613	19,614
6.582% due 12/28/2027		9,716	15,729
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,083
Suburban Propane Partners LP
7.500% due 10/01/2018		2,533	2,723
Sun Products Corp.
7.750% due 03/15/2021		1,800	1,665
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,500	9,080
5.125% due 02/22/2021		3,000	3,159
Tenet Healthcare Corp.
4.375% due 10/01/2021		17,270	15,953
6.000% due 10/01/2020		9,927	10,169
Times Square Hotel Trust
8.528% due 08/01/2026		1,965	2,647
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	17,327
Tomkins LLC
9.000% due 10/01/2018		241	264
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	100	137
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$4,600	4,255
4.625% due 12/03/2026		4,800	4,632
5.375% due 05/15/2023		2,700	2,565
5.900% due 04/01/2026		2,495	2,608
7.125% due 04/22/2025		1,366	1,499
UAL Pass-Through Trust
9.750% due 07/15/2018		6,180	7,030
10.400% due 05/01/2018		40,266	45,122
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,500	5,692
United Airlines, Inc.
6.750% due 09/15/2015		$3,750	3,881
United Rentals North America, Inc.
5.750% due 07/15/2018		150	158
7.625% due 04/15/2022		850	929
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		7,000	6,667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 04/15/2023	EUR	3,500	$4,664
5.750% due 01/15/2023		1,500	2,034
Unitymedia KabelBW GmbH
9.625% due 12/01/2019		2,301	3,462
Univision Communications, Inc.
6.750% due 09/15/2022		$61,750	65,455
6.875% due 05/15/2019		2,000	2,150
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,597
Valeant Pharmaceuticals International
7.000% due 10/01/2020		3,500	3,727
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		1,000	1,060
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,366
Welltec A/S
8.000% due 02/01/2019		6,000	6,420
Western Express, Inc.
12.500% due 04/15/2015		3,720	2,158
Whiting Petroleum Corp.
5.750% due 03/15/2021		2,300	2,357
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	312
11.750% due 07/15/2017		1,000	1,064
WMG Acquisition Corp.
6.000% due 01/15/2021		900	938
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,082
Wynn Las Vegas LLC
5.375% due 03/15/2022		750	758
Yellowstone Energy LP
5.750% due 12/31/2026		6,500	6,196

			1,448,617

UTILITIES 3.5%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		11,200	11,872
AES Corp.
7.375% due 07/01/2021		350	387
8.000% due 10/15/2017		325	375
9.750% due 04/15/2016		1,500	1,759
Calpine Corp.
7.875% due 07/31/2020		2,700	2,923
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	1,125
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		106,346	108,739
10.000% due 12/01/2020		77,460	81,989
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		63,564	66,981

26	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$10,000	$10,575
6.212% due 11/22/2016		20,000	21,952
7.288% due 08/16/2037		20,000	21,650
8.146% due 04/11/2018		25,550	29,735
9.250% due 04/23/2019		65,650	81,091
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,067
Midwest Generation LLC
8.560% due 01/02/2016 ^		827	815
NGPL PipeCo LLC
7.119% due 12/15/2017		37,290	33,095
7.768% due 12/15/2037		35,670	29,606
9.625% due 06/01/2019 (j)		34,243	32,017
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,338
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		22,663	23,172
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		800	600
PPL Energy Supply LLC
4.600% due 12/15/2021		1,081	1,069
Rosneft Finance S.A.
6.625% due 03/20/2017		10,000	11,025
7.875% due 03/13/2018		5,000	5,788
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		10,800	10,827
4.199% due 03/06/2022		18,500	17,112
Sabine Oil & Gas LLC
9.750% due 02/15/2017		500	505
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,532
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	4,016
Tenaska Alabama Partners LP
7.000% due 06/30/2021		968	1,014
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	16,000	162
1.850% due 07/28/2014		16,000	162
2.125% due 03/24/2017	CHF	3,000	3,127
4.500% due 03/24/2014	EUR	29,250	39,745
Verizon Communications, Inc.
1.782% due 09/15/2016		$30,100	31,016
2.002% due 09/14/2018		9,800	10,317
2.500% due 09/15/2016		23,600	24,347
3.650% due 09/14/2018		47,300	49,907
4.500% due 09/15/2020		23,300	24,819
5.150% due 09/15/2023		31,400	33,734
6.400% due 09/15/2033		28,100	31,293
6.550% due 09/15/2043		48,500	54,938
VimpelCom Holdings BV
5.200% due 02/13/2019		4,700	4,688

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 02/13/2023	$43,000	$40,878

		966,884

Total Corporate Bonds & Notes (Cost $5,317,557)		5,372,504

CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017	25,000	30,360

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066	700	565

Total Convertible Bonds & Notes (Cost $25,716)		30,925

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	7,500	9,200
6.918% due 04/01/2040	7,000	8,472
7.043% due 04/01/2050	2,340	2,867
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	7,000	8,662
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	5,000	5,959

		35,160

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	5,500	6,956

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	5,500	6,144
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	2,000	2,200

		8,344

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	$1,500	$1,526

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,205
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,224

		2,429

Total Municipal Bonds & Notes (Cost $45,442)		54,415

U.S. GOVERNMENT AGENCIES 21.6%
Fannie Mae
0.252% due 12/25/2036	196	192
0.299% due 03/25/2034	60	60
0.329% due 08/25/2034	26	25
0.399% due 09/25/2031	2,487	2,278
0.529% due 03/25/2044	31	30
0.579% due 11/25/2021 - 08/25/2036	68	68
0.629% due 07/25/2021	10	10
0.879% due 08/25/2022	7	7
0.913% due 02/25/2022 (a)	304,294	15,193
0.979% due 05/25/2022	6	6
1.029% due 05/25/2018 - 10/25/2020	23	23
1.079% due 05/25/2021 - 10/25/2021	35	36
1.097% due 09/25/2022 (a)	114,132	7,220
1.322% due 09/25/2018 (a)	196,745	9,065
1.359% due 10/01/2044	10	10
1.379% due 01/25/2024	19	20
1.454% due 09/25/2022	5	5
1.479% due 11/25/2021	25	25
1.559% due 10/01/2040	73	76
1.609% due 11/01/2028	487	508
1.808% due 07/01/2032	376	386
1.820% due 02/01/2032	45	45
1.840% due 12/01/2035	22	23
1.885% due 12/01/2034	214	224
1.948% due 08/01/2033	134	142
1.953% due 01/01/2018	20	21
2.025% due 11/01/2033	13	14
2.048% due 11/01/2033	86	91
2.070% due 03/25/2022	12	13
2.112% due 06/01/2025	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.120% due 09/25/2022	$5	$5
2.125% due 07/01/2019 - 07/01/2032	134	136
2.140% due 04/25/2023	7	8
2.157% due 12/01/2035	6	6
2.170% due 01/25/2022	28	29
2.182% due 09/01/2033	21	22
2.200% due 04/01/2017	2	2
2.201% due 10/01/2017 - 07/01/2018	48	48
2.204% due 11/01/2020	31	32
2.220% due 09/01/2017 - 03/01/2033	52	54
2.232% due 03/01/2020	7	7
2.250% due 08/01/2018 - 02/01/2032	212	217
2.295% due 10/01/2025	33	35
2.298% due 07/01/2025	1	2
2.300% due 07/01/2032	11	11
2.315% due 05/01/2024	39	40
2.317% due 09/01/2035	30	32
2.325% due 05/01/2024	90	91
2.340% due 12/01/2032	15	15
2.341% due 01/01/2018	4	4
2.346% due 03/01/2033	248	262
2.347% due 12/01/2033	61	64
2.365% due 08/01/2032	16	17
2.371% due 04/01/2032	60	64
2.395% due 06/01/2032	306	324
2.397% due 04/01/2033	7	8
2.420% due 03/01/2034	28	30
2.429% due 04/01/2028	15	16
2.439% due 08/01/2032	12	13
2.440% due 04/01/2024	8	9
2.442% due 05/25/2035	82	86
2.467% due 07/01/2017	2	2
2.470% due 08/01/2017	9	9
2.491% due 07/01/2018	2	2
2.495% due 10/01/2035	277	296
2.500% due 07/01/2017 - 08/25/2042	476,521	478,990
2.506% due 10/01/2034	198	210
2.520% due 11/01/2029 - 09/01/2031	133	136
2.521% due 10/01/2032	25	27
2.525% due 02/01/2032	18	19
2.526% due 01/25/2022 (a)	52,833	7,183
2.540% due 06/01/2019	5	5
2.545% due 01/01/2019	6	6
2.563% due 07/01/2036	19	20
2.571% due 09/01/2017	7	7
2.649% due 09/01/2030	38	40
2.720% due 08/01/2017	8	8
2.721% due 01/01/2035	176	177
2.759% due 05/01/2018	18	19
2.779% due 03/01/2036	141	145

28	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.813% due 10/01/2025	$3	$3
2.875% due 09/01/2024	44	47
2.886% due 02/01/2028	1	1
2.909% due 03/01/2016	1	1
2.913% due 01/01/2028	2	2
2.944% due 12/01/2027	4	4
2.959% due 05/01/2019	5	5
3.000% due 06/01/2017 - 11/01/2043	2,770,641	2,706,721
3.000% due 06/25/2042 (a)	16,151	2,508
3.093% due 01/01/2018	3	3
3.105% due 01/01/2029	79	84
3.125% due 09/01/2016 - 09/01/2017	10	10
3.146% due 09/01/2024	4	4
3.500% due 11/01/2025 - 11/01/2043	76,929	78,378
3.500% due 02/25/2043 (a)	28,769	5,239
3.549% due 08/01/2026	7	8
3.642% due 03/01/2036	26	28
3.840% due 08/01/2021	19,457	20,602
3.875% due 01/01/2027	10	10
4.000% due 03/01/2029 - 11/01/2043	640,724	672,987
4.000% due 12/25/2042 (a)	5,834	1,170
4.024% due 12/01/2027	15	16
4.500% due 11/01/2023 - 11/01/2043	784,806	842,409
4.500% due 12/25/2042 (a)	5,116	1,098
4.831% due 04/01/2027	85	85
4.975% due 09/01/2022	24	24
5.000% due 01/01/2016 - 06/25/2043	97,759	111,136
5.020% due 06/01/2033	10,134	10,903
5.182% due 09/01/2018	12	13
5.274% due 10/01/2036	13	14
5.334% due 10/01/2033	2	2
5.500% due 08/01/2023 - 06/01/2048	35,299	39,349
5.671% due 03/25/2041 (a)	20,064	3,739
5.851% due 06/25/2037 (a)	2,738	432
5.871% due 03/25/2037 (a)	6,092	796
5.891% due 12/25/2036 - 02/25/2037 (a)	7,469	1,048
5.921% due 04/25/2037 (a)	4,791	633
5.931% due 04/25/2037 (a)	9,264	1,156
5.971% due 08/25/2035 - 02/25/2043 (a)	28,543	5,412
6.000% due 06/25/2029 - 09/01/2040	134,740	147,905
6.121% due 01/25/2038 (a)	16,720	2,068
6.171% due 01/25/2040 (a)	15,043	2,268
6.201% due 03/25/2037 (a)	18,656	2,346
6.221% due 05/25/2037 (a)	4,972	699
6.231% due 06/25/2037 (a)	16,191	2,266
6.261% due 04/25/2037 (a)	99,580	19,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.271% due 12/25/2037 - 10/25/2039 (a)	$30,429	$3,957
6.290% due 02/25/2029	2,209	2,402
6.321% due 02/25/2037 (a)	13,114	1,757
6.371% due 10/25/2036 - 06/25/2040 (a)	15,068	2,049
6.381% due 06/25/2041 (a)	39,247	5,542
6.421% due 11/25/2035 (a)	3,282	548
6.471% due 11/25/2036 - 04/25/2037 (a)	23,998	4,153
6.500% due 06/25/2028 - 02/01/2036	725	806
6.521% due 03/25/2036 (a)	11,007	1,692
6.551% due 10/25/2039 (a)	15,535	2,481
6.611% due 04/25/2037 (a)	7,681	1,373
6.821% due 02/25/2038 (a)	37,324	5,467
6.850% due 12/18/2027	21	24
6.900% due 05/25/2023	64	73
6.981% due 06/25/2042	47	55
7.000% due 07/25/2022 - 01/25/2048	898	1,050
7.021% due 02/25/2037 (a)	3,939	596
7.500% due 07/25/2022 - 06/25/2042	175	201
7.920% due 01/17/2040	444	480
8.000% due 07/25/2022	44	48
8.500% due 06/25/2030	351	424
8.600% due 08/25/2019	129	144
16.833% due 03/25/2038	3,284	4,605
16.980% due 04/25/2023 (a)	84	30
Freddie Mac
0.382% due 03/15/2031	238	237
0.439% due 08/25/2031	29	29
0.824% due 01/25/2021 (a)	111,047	3,897
0.864% due 03/25/2020 (a)	45,450	1,743
0.962% due 01/25/2023 (a)	192,319	11,426
1.383% due 06/25/2021 (a)	61,376	4,716
1.510% due 11/25/2019 (a)	134,670	9,186
1.554% due 07/25/2044	24	25
1.597% due 12/25/2021 (a)	55,318	4,984
1.675% due 03/25/2019 (a)	53,310	3,780
1.732% due 10/25/2018 (a)	71,091	4,914
1.772% due 10/15/2023	484	487
1.790% due 02/01/2037	9	10
1.875% due 08/25/2016 (a)	85,483	3,063
1.875% due 04/01/2017	111	116
1.900% due 09/25/2018 (a)	31,748	2,367
2.100% due 06/01/2033	27	27
2.102% due 05/01/2035	109	115
2.120% due 08/01/2034	2	2
2.140% due 02/01/2033	3	3
2.201% due 06/01/2019	17	18
2.220% due 04/01/2036	23	24
2.250% due 01/01/2020	13	13
2.294% due 09/01/2023	16	16
2.304% due 05/01/2029	66	71

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.313% due 08/01/2024	$9	$10
2.348% due 01/01/2033 - 05/01/2033	72	76
2.354% due 07/01/2033	32	34
2.362% due 01/01/2033 - 07/01/2034	192	203
2.375% due 07/01/2017 - 05/01/2037	99	105
2.385% due 07/01/2025	69	69
2.395% due 04/01/2033 - 01/01/2035	182	193
2.402% due 09/01/2033	231	245
2.405% due 11/01/2017	9	9
2.410% due 03/01/2031	59	63
2.415% due 10/01/2032	63	64
2.416% due 09/01/2033	14	15
2.422% due 05/01/2019	2	2
2.443% due 09/01/2034	162	170
2.454% due 09/01/2032	103	104
2.458% due 12/01/2034	37	40
2.466% due 09/01/2037	16	17
2.480% due 09/01/2031 - 08/01/2036	254	255
2.486% due 10/01/2026	1	1
2.497% due 09/01/2036	3	3
2.500% due 08/01/2027 - 11/01/2036	166,386	167,630
2.520% due 04/01/2036	35	37
2.531% due 03/01/2032	443	474
2.543% due 11/01/2029	325	348
2.547% due 09/01/2037	20	21
2.548% due 02/01/2036	20	21
2.551% due 09/01/2037	7	7
2.553% due 02/01/2026	50	52
2.561% due 08/01/2037	6	6
2.589% due 06/01/2037	5	5
2.592% due 09/01/2024	20	20
2.625% due 10/01/2024	40	40
2.652% due 01/01/2035	137	146
2.721% due 02/01/2018	15	16
2.723% due 08/01/2035	14	14
2.802% due 07/01/2033	111	118
2.824% due 12/01/2037	9	10
2.849% due 03/01/2025	1	1
2.867% due 09/01/2018	11	11
2.883% due 09/01/2037	8	8
2.925% due 06/01/2019	31	31
2.980% due 12/01/2033	213	227
3.000% due 03/15/2027 - 12/15/2042 (a)	121,652	19,584
3.028% due 11/01/2035	176	187
3.145% due 03/01/2025	38	39
3.187% due 05/01/2019	184	186
3.202% due 02/01/2015	17	17
3.272% due 01/25/2019 (a)	25,723	3,397
3.318% due 01/01/2037	593	622

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 08/15/2042 - 10/01/2042	$45,497	$45,105
3.500% due 12/15/2042 (a)	25,027	5,451
3.615% due 06/25/2041 (a)	3,500	756
4.000% due 04/15/2019 - 01/15/2041	40,815	42,958
4.500% due 11/15/2040	22,809	23,765
5.000% due 02/15/2024 - 05/15/2038	22,496	24,818
5.038% due 03/15/2036 (a)	7,386	747
5.500% due 08/15/2036 - 06/15/2041	92,248	102,329
5.625% due 07/01/2037 - 02/01/2038	2,045	2,216
5.768% due 11/15/2037 (a)	28,424	3,516
5.868% due 08/15/2037 (a)	4,161	548
6.000% due 03/15/2017 - 02/15/2032	9,547	10,563
6.018% due 06/15/2038 - 10/15/2042 (a)	32,291	6,013
6.258% due 03/15/2037 (a)	20,842	3,222
6.268% due 06/15/2039 (a)	4,685	663
6.368% due 09/15/2036 (a)	12,136	1,674
6.388% due 09/15/2036 (a)	5,943	1,001
6.415% due 10/01/2035	257	256
6.468% due 04/15/2036 - 05/15/2036 (a)	35,531	5,491
6.500% due 11/15/2021 - 04/15/2029	791	894
6.518% due 04/15/2026 - 03/15/2036 (a)	10,200	1,607
6.568% due 01/15/2037 (a)	4,507	776
6.750% due 01/15/2024	19	22
6.918% due 06/15/2032 (a)	9,051	933
6.968% due 08/15/2036 (a)	10,683	1,475
7.000% due 10/15/2013 - 12/01/2047	1,725	1,940
7.018% due 07/15/2034 (a)	2,846	342
7.250% due 09/15/2030	62	72
7.500% due 06/01/2014 - 09/15/2030	491	566
7.556% due 12/15/2042	5,292	4,815
8.500% due 06/15/2031	264	318
8.880% due 05/15/2023	26	31
8.895% due 05/15/2041	529	538
9.000% due 09/15/2020 - 02/15/2021	120	131
9.535% due 01/15/2041	2,248	2,298
10.495% due 02/15/2040	590	614
15.735% due 12/15/2031 - 02/15/2032	3,796	5,318
16.419% due 09/15/2034	5,359	7,144
16.427% due 02/15/2024	26	38
19.504% due 02/15/2024	66	96
19.936% due 11/15/2023	65	113
20.456% due 10/15/2031	116	201

30	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
1.181% due 03/16/2051 (a)	$10,745	$512
1.287% due 08/16/2048 (a)	34,031	2,490
1.459% due 11/16/2043 (a)	90,379	6,971
1.597% due 10/16/2053 (a)	12,975	1,022
1.625% due 06/20/2022 - 01/20/2035	705	734
1.750% due 10/20/2029	115	119
2.000% due 08/20/2027	3	3
2.250% due 08/20/2033	16	17
3.500% due 01/20/2042 - 03/20/2043 (a)	19,541	2,922
4.000% due 10/15/2039 - 03/15/2040	66	70
4.000% due 03/20/2043 (a)	15,681	2,200
5.000% due 07/20/2033 - 10/01/2043	180,800	196,461
5.500% due 04/20/2037	71	77
5.625% due 07/20/2037 - 01/20/2038	1,900	2,088
6.100% due 06/15/2028 - 03/15/2029	1,220	1,349
6.490% due 01/15/2028 - 01/15/2029	1,205	1,333
27.545% due 03/20/2031	693	1,154
Small Business Administration
5.370% due 04/01/2028	1,150	1,261
7.100% due 02/01/2017	17	18
7.190% due 12/01/2019	203	223
7.590% due 01/01/2020	89	99
Vendee Mortgage Trust
6.500% due 09/15/2024	159	182

Total U.S. Government Agencies (Cost $6,011,979)		6,026,340

U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Notes
0.875% due 09/15/2016 (j)	700	705
1.000% due 05/31/2018 (l)(n)	119,500	118,002
1.250% due 04/15/2014 (l)	3,942	3,967
1.500% due 08/31/2018 (j)	718,100	723,121
1.625% due 08/15/2022 (l)(n)	168,700	157,247
1.625% due 11/15/2022 (l)(n)	406,900	376,923
1.750% due 05/15/2023 (j)	872,800	809,147
2.000% due 02/15/2023 (j)(l)(n)	325,400	310,083
2.500% due 08/15/2023 (j)	958,800	949,587

Total U.S. Treasury Obligations (Cost $3,498,414)		3,448,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 32.5%
Adjustable Rate Mortgage Trust
0.429% due 10/25/2035		$549	$472
0.429% due 03/25/2036		1,680	1,086
0.719% due 01/25/2036		337	295
2.491% due 08/25/2036		11,615	7,954
2.611% due 07/25/2035		7,038	6,394
2.707% due 02/25/2036		162	115
2.716% due 01/25/2036		4,708	3,975
2.723% due 11/25/2035 ^		1,971	1,584
2.865% due 09/25/2035		2,146	1,886
4.950% due 11/25/2035		7,615	6,917
4.974% due 01/25/2036		1,170	1,083
5.009% due 11/25/2035		948	838
American General Mortgage Loan Trust
5.150% due 03/25/2058		188	191
American Home Mortgage Assets Trust
0.369% due 05/25/2046		23,790	16,819
0.369% due 12/25/2046		79,485	53,390
0.369% due 06/25/2047		329	205
1.079% due 11/25/2046		9,912	5,343
1.113% due 09/25/2046		1,187	819
American Home Mortgage Investment Trust
0.479% due 11/25/2045		754	581
0.479% due 05/25/2047		5,600	1,931
1.897% due 10/25/2034		4,513	4,117
2.123% due 12/25/2035		812	584
2.123% due 11/25/2045 ^		58,300	46,306
2.173% due 10/25/2034		730	722
2.373% due 06/25/2045		2,504	2,427
2.393% due 02/25/2045		34,093	34,218
ASG Resecuritization Trust
2.300% due 03/26/2037		501	503
Asti Finance SRL
0.894% due 05/27/2050	EUR	19,007	23,558
AyT Hipotecario
0.464% due 09/15/2035		3,060	3,781
0.493% due 03/18/2035		2,745	3,363
Banc of America Alternative Loan Trust
0.579% due 06/25/2046 ^		$177	109
4.750% due 02/25/2019		43	44
5.500% due 07/25/2020		163	170
5.500% due 07/25/2033		17,136	17,682
5.500% due 10/25/2033		20,446	20,928
5.500% due 12/25/2035		416	370
5.750% due 04/25/2034		1,921	1,929
6.000% due 03/25/2021		81	85
6.000% due 11/25/2034		96	101
6.000% due 12/25/2034		96	97
6.000% due 08/25/2035		3,178	2,799
6.000% due 06/25/2046 ^		752	626
6.000% due 07/25/2046 ^		2,739	2,200
6.238% due 11/25/2021		872	861

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	$37,917	$41,754
5.766% due 04/10/2049	4,000	4,164
Banc of America Funding Corp.
0.340% due 02/20/2047	18,579	16,611
0.490% due 09/20/2035	8,927	6,089
0.679% due 07/25/2036 ^	135	93
0.680% due 07/26/2036	1,735	1,685
2.277% due 01/26/2037	59	59
2.384% due 06/20/2035	1,919	1,163
2.384% due 06/20/2035 ^	95	58
2.666% due 05/25/2035	104	83
2.688% due 03/20/2035	1,451	1,464
2.843% due 05/20/2034	1,280	1,270
2.867% due 09/20/2035 ^	1,104	820
2.892% due 03/20/2036	1,129	951
2.985% due 12/20/2034	939	802
5.124% due 11/20/2035	12,504	9,401
5.380% due 05/20/2036	928	904
5.500% due 09/25/2034	412	428
5.500% due 09/25/2035	2,167	2,190
5.500% due 03/25/2036	562	543
5.553% due 03/20/2036	261	247
5.568% due 01/20/2047 ^	478	384
5.797% due 10/20/2046 ^	657	520
5.888% due 04/25/2037	564	502
6.000% due 09/25/2036	7,289	6,515
6.000% due 09/25/2036 ^	2,638	2,378
6.000% due 08/25/2037 ^	962	813
7.561% due 09/20/2035	108	104
Banc of America Large Loan Trust
1.382% due 08/15/2029	17,400	17,175
1.532% due 08/15/2029	8,400	8,251
1.632% due 08/15/2029	738	721
1.732% due 08/15/2029	26,414	25,690
2.082% due 08/15/2029	28,214	27,305
2.482% due 11/15/2015	702,214	703,595
2.682% due 08/15/2029	21,214	20,327
Banc of America Mortgage Trust
2.444% due 09/25/2035	1,216	1,137
2.623% due 08/25/2034	917	911
2.739% due 08/25/2034	763	756
2.739% due 07/25/2035	1,543	1,465
2.746% due 04/25/2034	73	72
2.747% due 03/25/2034	39	39
2.748% due 05/25/2034	172	167
2.753% due 09/25/2034	6,654	6,614
2.771% due 09/25/2033	525	528
2.799% due 06/25/2035	536	501
2.867% due 05/25/2034	1,982	1,944
2.867% due 04/25/2035	2,194	1,894
2.868% due 04/25/2033	234	233
2.870% due 05/25/2035	434	391
2.872% due 05/25/2033	64	64
2.875% due 05/25/2033	10	9

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.916% due 10/25/2034		$958	$955
2.924% due 02/25/2034		3,232	3,200
2.928% due 02/25/2036 ^		3,607	3,075
2.944% due 02/25/2035		1,128	1,117
2.964% due 01/25/2036 ^		752	617
2.981% due 12/25/2033		343	338
2.983% due 11/25/2035		2,350	2,018
3.022% due 10/25/2035		100	91
3.038% due 01/25/2034		1,097	1,089
3.063% due 12/25/2033		219	218
3.105% due 11/25/2035		1,048	965
3.115% due 03/25/2033		528	513
3.163% due 11/20/2046 ^		163	130
3.187% due 02/25/2033		135	132
3.272% due 08/25/2033		109	107
3.438% due 07/20/2032		197	199
4.869% due 11/25/2034		225	220
5.000% due 08/25/2019		118	121
5.060% due 02/25/2035		1,913	1,860
5.082% due 09/25/2035		622	619
5.250% due 07/25/2035		350	330
5.293% due 12/25/2034		604	593
5.396% due 06/25/2035		1,950	1,895
5.500% due 09/25/2035		944	944
5.500% due 10/25/2035		2,214	2,127
5.500% due 11/25/2035		6,531	6,453
6.000% due 09/25/2037 ^		1,120	1,033
6.500% due 09/25/2033		57	59
Bankinter FTA
0.394% due 12/15/2040	EUR	6,094	7,171
Bayview Commercial Asset Trust
0.459% due 01/25/2037		$204	158
BCAP LLC Trust
0.380% due 07/26/2036		363	155
2.123% due 11/26/2045		21,511	15,921
2.171% due 05/26/2036		1,657	1,666
2.367% due 11/27/2037		24,059	21,934
2.539% due 05/26/2036		20,269	16,073
2.644% due 03/26/2035		68	49
2.650% due 10/26/2035		29,701	30,172
2.651% due 10/26/2035		10,540	6,422
2.660% due 11/26/2035		2,103	1,509
2.676% due 10/26/2033		19	13
2.677% due 11/26/2035		37,664	23,909
2.685% due 02/26/2036		74	54
2.700% due 06/26/2035		135	97
2.849% due 09/26/2035		46	24
2.872% due 05/26/2047		22,523	13,333
4.756% due 10/26/2037		16,713	13,850
5.250% due 02/26/2036		3,409	3,119
5.250% due 04/26/2037		6,985	6,528
5.341% due 08/26/2035		1,696	1,685
5.500% due 12/26/2035		4,619	4,670
5.750% due 04/25/2037		16,986	14,278
6.612% due 01/26/2036		4,437	2,382
7.046% due 08/26/2022		187	156

32	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
2.258% due 02/25/2036	$490	$392
2.320% due 08/25/2035	229	231
2.343% due 04/25/2033	329	327
2.370% due 02/25/2036	519	505
2.420% due 02/25/2036 ^	1,669	1,124
2.430% due 10/25/2035	1,737	1,681
2.473% due 04/25/2034	1,650	1,623
2.575% due 01/25/2035	935	879
2.604% due 08/25/2033	149	151
2.609% due 07/25/2034	882	862
2.655% due 11/25/2034	2,158	2,145
2.676% due 10/25/2034	1,722	1,534
2.706% due 08/25/2035	2,274	2,036
2.731% due 01/25/2035	275	272
2.749% due 08/25/2035	25,718	24,289
2.758% due 02/25/2036 ^	81	63
2.797% due 03/25/2035	3,009	2,859
2.808% due 10/25/2034	514	512
2.849% due 02/25/2035	6,475	6,316
2.868% due 04/25/2034	1,998	1,988
2.872% due 05/25/2047 ^	1,068	871
2.875% due 04/25/2034	1,082	1,044
2.876% due 01/25/2035	195	188
2.944% due 04/25/2034	2,900	2,701
2.944% due 01/25/2035	3,912	3,826
3.169% due 11/25/2034	548	559
3.215% due 11/25/2034	55	51
3.548% due 07/25/2034	4	4
4.816% due 07/25/2034	2,057	2,023
5.126% due 08/25/2047 ^	6,371	5,521
5.188% due 08/25/2035	3,356	2,983
5.201% due 06/25/2047 ^	176	154
5.236% due 03/25/2035	3,221	3,086
5.256% due 11/25/2034	133	129
5.329% due 07/25/2036 ^	14,388	12,297
Bear Stearns Alt-A Trust
0.339% due 02/25/2034	160	157
0.339% due 06/25/2046 ^	1,662	864
0.499% due 08/25/2036	37,319	21,530
0.499% due 11/25/2036	10,677	6,041
0.619% due 07/25/2035	685	677
0.659% due 02/25/2036	8,368	5,893
0.819% due 04/25/2034	622	611
0.819% due 07/25/2034	109	105
0.919% due 11/25/2034	221	217
2.366% due 09/25/2034	147	142
2.434% due 01/25/2036 ^	20,487	14,209
2.443% due 01/25/2035	331	269
2.484% due 04/25/2035	3,839	3,499
2.512% due 06/25/2034	2,907	2,904
2.538% due 02/25/2036	5,078	3,987
2.540% due 08/25/2036 ^	453	187
2.542% due 04/25/2035	1,745	1,469
2.575% due 09/25/2035 ^	134	107
2.580% due 02/25/2036	24,783	17,727

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.621% due 09/25/2047 ^		$519	$307
2.667% due 05/25/2035		382	381
2.677% due 11/25/2035 ^		969	726
2.678% due 11/25/2036		9,423	6,581
2.703% due 04/25/2035		1,950	1,669
2.725% due 09/25/2035 ^		34,047	26,677
2.725% due 02/25/2036 ^		387	250
2.735% due 09/25/2035		18,837	15,622
2.750% due 03/25/2036 ^		1,864	1,255
2.778% due 02/25/2034		393	390
2.804% due 08/25/2036 ^		8,430	5,798
2.820% due 01/25/2047		1,582	1,072
2.827% due 04/25/2035		4,103	3,562
2.941% due 05/25/2036 ^		30	18
3.007% due 01/25/2035		682	543
3.598% due 09/25/2034		342	338
4.956% due 01/25/2034		267	246
5.111% due 11/25/2035 ^		15,404	11,795
5.437% due 05/25/2035		9,598	9,309
Bear Stearns Commercial Mortgage Securities Trust
0.372% due 03/15/2022		13,426	13,350
0.578% due 02/11/2044 (a)		790,452	1,168
5.715% due 03/13/2040		3,989	3,997
7.000% due 05/20/2030		14,388	16,035
Bear Stearns Mortgage Funding Trust
0.359% due 06/25/2037		7,340	5,627
Bear Stearns Mortgage Securities, Inc.
6.000% due 07/15/2031		3,242	3,369
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036		23,413	18,149
2.759% due 12/26/2046		461	283
7.000% due 07/25/2037		49,394	33,227
Bella Vista Mortgage Trust
0.430% due 05/20/2045		682	523
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	109,912	136,205
Bluestone Securities PLC
0.716% due 06/09/2044	GBP	2,689	4,070
Bruntwood Alpha PLC
1.309% due 01/15/2019		5,964	9,637
Celtic Residential Irish Mortgage Securitisation PLC
0.368% due 11/13/2047	EUR	138,490	158,211
0.423% due 03/18/2049		127,800	136,729
0.457% due 04/10/2048		106,752	119,295
0.484% due 12/14/2048		79,259	89,250
0.777% due 12/14/2048	GBP	62,658	86,288
CFCRE Commercial Mortgage Trust
1.636% due 04/15/2044 (a)		$74,091	3,520
Chase Mortgage Finance Trust
2.665% due 03/25/2037		12,534	11,162
2.823% due 02/25/2037		433	410
2.841% due 07/25/2037		22	22
2.863% due 07/25/2037		239	240
4.907% due 01/25/2036 ^		1,426	1,328

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/25/2033	$56	$58
5.056% due 12/25/2035	2,148	2,077
5.239% due 12/25/2037	1,973	1,871
5.338% due 03/25/2037	2,257	2,067
5.714% due 09/25/2036	63	56
6.000% due 10/25/2036 ^	195	176
6.000% due 12/25/2036	301	295
6.000% due 02/25/2037 ^	4,930	4,401
6.000% due 03/25/2037 ^	2,459	2,144
6.000% due 05/25/2037 ^	1,595	1,369
6.250% due 10/25/2036 ^	13,091	11,842
Chaseflex Trust
0.459% due 05/25/2037	20,058	17,821
0.519% due 08/25/2037	20,869	13,998
Chevy Chase Funding LLC
0.359% due 05/25/2036	784	630
0.479% due 08/25/2035	250	217
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021	289	296
5.500% due 12/25/2021	501	513
5.500% due 06/25/2037	1,080	1,072
5.500% due 07/25/2037	1,969	1,973
5.750% due 06/25/2036	599	602
5.750% due 01/25/2037	195	194
6.000% due 02/25/2036	103	102
Citigroup Commercial Mortgage Trust
0.651% due 05/15/2043 (a)	280,046	1,744
0.760% due 08/15/2021	1,616	1,585
5.485% due 03/17/2051	9,558	10,412
Citigroup Mortgage Loan Trust, Inc.
1.129% due 09/25/2037	12,189	8,008
1.815% due 08/25/2035	3,710	3,379
2.540% due 05/25/2035	319	310
2.550% due 10/25/2035	731	706
2.569% due 07/25/2046 ^	913	715
2.570% due 03/25/2036	2,562	2,344
2.604% due 10/25/2035	140	116
2.612% due 07/25/2036	185	188
2.622% due 08/25/2035	824	815
2.686% due 09/25/2034	5,272	5,232
2.718% due 10/25/2035	7,925	6,512
2.791% due 05/25/2035	1,092	1,007
2.829% due 03/25/2034	970	970
2.876% due 03/25/2036	16,994	15,016
2.926% due 11/25/2036 ^	2,249	1,844
2.933% due 09/25/2037 ^	2,806	1,708
3.077% due 02/25/2034	94	88
3.284% due 09/25/2035	2,035	1,775
4.493% due 06/25/2037	544	554
5.250% due 03/25/2037	9,907	7,585
5.500% due 12/25/2020	387	380
5.634% due 11/25/2036	23,240	19,835
5.695% due 06/25/2036	8,607	7,725
5.750% due 09/25/2021	17,678	16,049
5.868% due 07/25/2036	12,973	10,851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2037	$479	$493
8.208% due 12/25/2036	55,543	45,148
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	96	96
CitiMortgage Alternative Loan Trust
5.271% due 02/25/2037 ^(a)	7,772	1,459
5.500% due 11/25/2021	739	741
5.500% due 04/25/2022 ^	8,622	8,858
5.750% due 12/25/2036 ^	1,391	1,147
5.750% due 03/25/2037 ^	2,373	1,991
6.000% due 07/25/2036 ^	1,243	1,103
6.000% due 06/25/2037	513	412
6.000% due 10/25/2037 ^	10,833	9,593
Commercial Mortgage Asset Trust
7.350% due 01/17/2032	350	351
Commercial Mortgage Pass-Through Certificates
0.302% due 05/25/2019 (a)	998,368	12,766
0.303% due 07/10/2046 (a)	165,242	4,846
0.352% due 12/15/2020	6,477	6,364
0.660% due 12/10/2046 (a)	275,534	265
2.417% due 05/15/2045 (a)	16,419	2,059
2.606% due 07/10/2046 (a)	18,499	1,226
4.840% due 10/15/2037	1,900	1,928
6.940% due 07/16/2034	2,000	2,324
Countrywide Alternative Loan Trust
0.299% due 06/25/2036	4,723	3,326
0.299% due 11/25/2036	34,909	28,947
0.339% due 12/25/2046 ^	10,362	9,106
0.339% due 02/25/2047	3,562	2,873
0.349% due 01/25/2037 ^	23,653	18,824
0.359% due 11/25/2036	18,475	14,667
0.359% due 05/25/2047	14,193	10,896
0.359% due 06/25/2047	22,710	15,621
0.360% due 02/20/2047	9,517	6,338
0.369% due 09/25/2046 ^	88,554	57,277
0.369% due 10/25/2046	9,175	7,409
0.370% due 03/20/2047	20,478	14,290
0.379% due 02/25/2036	5,981	4,392
0.380% due 07/20/2046 ^	672	377
0.389% due 05/25/2035	2,074	1,693
0.389% due 07/25/2046	14,476	11,726
0.390% due 05/20/2046	60,628	39,889
0.390% due 07/20/2046 ^	3,194	1,793
0.390% due 09/20/2046	2,143	1,268
0.399% due 05/25/2035	8,403	6,704
0.399% due 09/25/2047	54,645	42,037
0.439% due 07/25/2035	157	128
0.449% due 02/25/2036	3,696	2,732
0.459% due 12/25/2035	872	703
0.460% due 09/20/2046	503	110
0.469% due 11/25/2035	10,261	6,706
0.489% due 08/25/2035	3,710	2,511
0.489% due 10/25/2035	205	147
0.489% due 11/25/2035	9,823	7,636

34	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.500% due 11/20/2035	$23,462	$18,024
0.509% due 10/25/2035	5,479	4,121
0.510% due 11/20/2035	16,554	12,328
0.529% due 09/25/2034	1,103	946
0.529% due 09/25/2035	866	699
0.529% due 12/25/2035	40,287	26,286
0.549% due 02/25/2037	965	561
0.579% due 03/25/2034	7	7
0.579% due 06/25/2036 ^	223	141
0.599% due 12/25/2035	1,701	744
0.629% due 09/25/2035	469	331
0.679% due 12/25/2035 ^	6,942	5,131
0.949% due 11/25/2035	11,943	9,101
0.964% due 08/25/2046	48,283	33,317
0.979% due 01/25/2036 ^	2,006	1,519
1.003% due 11/25/2046 ^	6,385	3,792
1.099% due 12/25/2035	12,015	8,578
1.179% due 08/25/2035	13,655	10,162
1.253% due 08/25/2035	385	251
1.463% due 07/20/2035	1,214	857
1.553% due 08/25/2035	713	615
1.713% due 08/25/2035	14,181	11,416
1.803% due 06/25/2035	986	766
2.373% due 03/25/2047 ^	17,530	13,759
2.735% due 06/25/2037	482	392
2.785% due 12/25/2035 ^	1,982	1,587
2.821% due 12/25/2035	110	90
2.897% due 02/25/2037 ^	3,836	3,264
3.046% due 12/25/2034	22	22
3.889% due 08/25/2036	1,887	1,734
4.841% due 06/25/2047	15,584	12,657
4.921% due 11/25/2035 (a)	13,752	1,733
4.973% due 10/25/2035	105	84
4.979% due 03/25/2047 ^	257	251
5.000% due 08/25/2035	4,226	3,720
5.071% due 06/25/2036 (a)	28,818	3,921
5.205% due 07/25/2021 ^	48	46
5.250% due 02/25/2021 ^	840	770
5.500% due 05/25/2035	1,302	1,212
5.500% due 06/25/2035	682	596
5.500% due 07/25/2035	323	303
5.500% due 11/25/2035 ^	27,230	25,198
5.500% due 02/25/2036 ^	2,068	1,731
5.750% due 06/25/2036	13,359	10,865
5.750% due 07/25/2037 ^	3,120	2,628
5.750% due 04/25/2047 ^	1,117	885
6.000% due 12/25/2033	58	58
6.000% due 02/25/2034	4	4
6.000% due 02/25/2036 ^	110	97
6.000% due 04/25/2036 ^	35,644	29,449
6.000% due 05/25/2036 ^	486	383
6.000% due 02/25/2037 ^	7,532	5,372
6.000% due 04/25/2037 ^	15,388	11,896
6.000% due 06/25/2037 ^	1,437	1,213
6.250% due 12/25/2036 ^	7,246	5,512
6.250% due 08/25/2037 ^	1,416	1,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 11/25/2046	$5,688	$4,625
6.500% due 06/25/2036 ^	859	662
6.500% due 08/25/2036 ^	197	136
6.500% due 09/25/2036 ^	12,379	9,802
6.500% due 09/25/2036	4,347	3,561
7.000% due 08/25/2034	448	457
7.250% due 08/25/2032	417	436
7.500% due 12/25/2034 ^	194	155
Countrywide Home Loan Mortgage Pass-Through Trust
0.379% due 04/25/2046	2,373	1,822
0.409% due 05/25/2035	740	606
0.449% due 04/25/2035	1,057	843
0.469% due 02/25/2035	497	368
0.469% due 04/25/2035	14,855	12,403
0.479% due 03/25/2035	3,189	2,750
0.479% due 05/25/2035	23,464	19,705
0.499% due 03/25/2035	8,261	6,515
0.509% due 02/25/2035	2,588	2,174
0.519% due 02/25/2035	3,081	2,654
0.519% due 03/25/2036	52	23
0.529% due 02/25/2036 ^	34	9
0.549% due 02/25/2035	9,141	7,245
0.679% due 05/25/2036	10,422	7,492
0.719% due 03/25/2035	1,591	1,480
0.939% due 09/25/2034	205	190
2.198% due 09/25/2034	1,079	968
2.243% due 07/25/2034	641	631
2.423% due 02/20/2036 ^	2,411	1,889
2.423% due 02/20/2036	1,244	954
2.491% due 06/20/2034	4,401	4,413
2.501% due 09/20/2034	744	590
2.514% due 03/25/2035	837	632
2.555% due 10/20/2035 ^	3,911	3,269
2.564% due 10/25/2033	410	410
2.598% due 08/20/2035 ^	145	125
2.607% due 09/20/2036 ^	3,191	2,166
2.628% due 02/20/2036 ^	49,355	40,169
2.656% due 03/25/2037 ^	712	477
2.673% due 05/20/2036	5,360	3,971
2.691% due 04/25/2035	953	800
2.692% due 11/20/2034	853	796
2.695% due 05/25/2034	453	447
2.722% due 02/20/2035	7,349	6,988
2.723% due 07/19/2033	1,229	1,187
2.730% due 05/20/2036	11,192	7,729
2.732% due 06/20/2036	22,415	15,818
2.744% due 06/25/2033	285	269
2.771% due 09/25/2034	122	94
2.783% due 02/20/2036	11,825	10,345
2.783% due 02/20/2036 ^	199	174
2.787% due 05/20/2034	292	274
2.797% due 09/25/2047 ^	423	350
2.801% due 02/25/2034	645	617
2.805% due 12/19/2033	117	119
2.823% due 08/25/2034	239	215

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.830% due 03/25/2035	$1,869	$1,757
2.842% due 02/25/2047 ^	216	171
2.905% due 02/25/2034	129	117
2.998% due 12/25/2033	381	382
3.002% due 05/19/2033	364	362
3.061% due 05/20/2035	5,003	4,639
3.151% due 02/25/2034	67	65
4.953% due 04/25/2035 ^	946	831
5.000% due 04/25/2035	1,863	1,866
5.061% due 04/20/2036 ^	2,435	1,880
5.164% due 09/25/2037 ^	12,201	10,516
5.250% due 12/25/2027 ^	3,260	3,052
5.250% due 07/25/2034	1,423	1,336
5.404% due 06/25/2047 ^	42,776	38,848
5.500% due 04/25/2035	152	142
5.500% due 08/25/2035	12,138	11,543
5.500% due 09/25/2035	11,065	10,577
5.500% due 10/25/2035	496	488
5.500% due 11/25/2035 ^	279	266
5.500% due 01/25/2036	199	195
5.750% due 08/25/2034	1,158	1,173
5.750% due 02/25/2036	2,975	2,656
5.750% due 02/25/2037	314	277
5.750% due 05/25/2037 ^	1,799	1,654
5.750% due 07/25/2037 ^	3,355	3,163
5.750% due 07/25/2037	232	222
5.850% due 05/25/2036 ^	7,505	6,622
6.000% due 12/25/2035 ^	93	88
6.000% due 05/25/2036 ^	5,671	5,209
6.000% due 03/25/2037 ^	12,400	11,112
6.000% due 04/25/2037 ^	1,376	1,249
6.000% due 05/25/2037 ^	12,576	10,889
6.000% due 07/25/2037	12,261	11,010
6.000% due 08/25/2037 ^	4,641	4,175
6.000% due 10/25/2037 ^	583	562
6.000% due 01/25/2038	27,468	24,353
6.250% due 09/25/2036 ^	1,400	1,244
6.250% due 09/25/2036	2,604	2,313
6.250% due 10/25/2036	321	287
6.500% due 05/25/2037 ^	96	86
6.500% due 10/25/2037 ^	14,929	12,252
6.500% due 11/25/2037 ^	11,135	9,408
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039	66,136	72,485
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)	58,600	1,007
0.502% due 02/15/2022	11,074	10,578
0.829% due 11/25/2031	326	268
0.879% due 11/25/2035	3,329	2,295
2.290% due 03/25/2034	190	189
2.385% due 07/25/2033	240	240
2.455% due 08/25/2033	856	851
2.597% due 04/25/2034	75	76
2.619% due 09/25/2034	658	666
2.778% due 11/25/2034	192	192
2.786% due 10/25/2033	244	239

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 08/25/2035		$130	$133
5.250% due 09/25/2035 ^		3,202	2,961
5.500% due 10/25/2035 ^		789	640
5.500% due 10/25/2035		19,019	18,534
5.750% due 04/22/2033		115	121
6.000% due 11/25/2035 ^		442	302
6.000% due 01/25/2036		8,200	6,343
6.000% due 05/17/2040		4,260	4,579
6.500% due 01/25/2036		838	581
7.000% due 01/25/2036		7,049	3,723
Credit Suisse Mortgage Capital Certificates
0.352% due 10/15/2021		2,668	2,657
0.449% due 02/27/2036		916	880
0.452% due 10/15/2021		4,100	4,080
0.552% due 10/15/2021		9,700	9,589
0.582% due 10/15/2021		11,250	11,116
0.652% due 10/15/2021		1,435	1,418
0.692% due 04/27/2037		34,808	20,104
0.732% due 10/15/2021		1,500	1,482
0.782% due 10/15/2021		1,900	1,876
2.569% due 04/26/2038		19,318	18,779
2.817% due 08/27/2037		162	163
2.818% due 04/26/2037		1,027	1,044
4.000% due 08/27/2037		59,487	48,831
4.388% due 12/27/2035		814	805
5.509% due 04/15/2047		3,000	3,241
5.604% due 05/26/2037		125	133
5.695% due 04/16/2049		47,820	53,359
6.049% due 02/27/2047		262,491	189,341
7.000% due 08/26/2036		16,631	13,972
7.025% due 04/26/2037		38,906	25,902
CSMC Mortgage-Backed Trust
5.000% due 04/25/2037		3,165	2,777
5.500% due 03/25/2037		2,375	2,260
6.000% due 08/25/2036 ^		10,802	7,936
6.000% due 02/25/2037 ^		1,121	1,005
6.000% due 06/25/2037		6,885	6,052
6.250% due 08/25/2036 ^		4,901	4,314
DBUBS Mortgage Trust
1.559% due 11/10/2046 (a)		176,929	7,163
1.606% due 07/10/2044 (a)		171,659	10,256
3.642% due 08/10/2044		8,900	9,403
Deco Pan Europe PLC
0.495% due 01/27/2018	EUR	1,644	2,195
DECO Series
0.779% due 01/27/2020	GBP	1,998	2,919
Deutsche ALT-A Securities, Inc.
0.309% due 08/25/2047		$60,555	48,505
0.329% due 02/25/2047		1,010	677
0.349% due 02/25/2037		29,905	22,637
0.529% due 06/25/2037		41,551	19,582
2.750% due 10/25/2035		1,543	1,443
5.000% due 10/25/2018		237	245
Deutsche ALT-B Securities, Inc.
0.279% due 10/25/2036 ^		378	208

36	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Mortgage Securities, Inc.
2.500% due 06/25/2034		$34	$33
5.233% due 06/26/2035		1,903	1,927
Downey Savings & Loan Association Mortgage Loan Trust
0.361% due 04/19/2047 ^		294	67
0.391% due 03/19/2045		2,802	2,373
0.431% due 03/19/2045		11,393	9,893
0.511% due 09/19/2045		2,030	1,569
0.571% due 11/19/2044		7,639	6,900
0.581% due 11/19/2044		265	171
1.078% due 03/19/2046 ^		276	187
2.486% due 07/19/2044		51	50
2.641% due 07/19/2044		1,064	1,034
E-MAC NL BV
2.484% due 07/25/2036	EUR	1,193	1,440
Emerald Mortgages PLC
0.247% due 07/15/2048		143,989	155,053
Eurosail PLC
0.344% due 03/13/2045		995	1,336
0.384% due 03/13/2045		2,576	3,253
0.677% due 12/10/2044	GBP	9,310	14,122
0.677% due 12/15/2044		1,822	2,773
0.678% due 03/13/2045		7,573	11,437
Extended Stay America Trust
2.958% due 12/05/2031		$25,570	25,078
First Horizon Alternative Mortgage Securities
0.549% due 02/25/2037		568	359
0.929% due 04/25/2036 ^		5,192	4,010
2.193% due 09/25/2034		379	381
2.222% due 04/25/2035		10,179	9,916
2.230% due 08/25/2034		1,604	1,546
2.238% due 09/25/2035		6,519	5,819
2.250% due 03/25/2035		1,846	1,602
2.258% due 02/25/2035		4,446	4,373
2.277% due 08/25/2035		4,513	3,992
2.320% due 02/25/2036		803	580
5.250% due 02/25/2021		1,868	1,874
5.371% due 04/25/2037 ^(a)		8,575	1,214
6.000% due 07/25/2036 ^		139	118
6.000% due 08/25/2036 ^		7,201	6,326
6.250% due 08/25/2037 ^		315	271
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		479	414
First Horizon Mortgage Pass-Through Trust
2.445% due 11/25/2037		292	251
2.545% due 02/25/2034		205	206
2.550% due 06/25/2034		276	277
2.556% due 06/25/2035		4,000	3,885
2.561% due 01/25/2037 ^		3,608	3,087
2.593% due 10/25/2034		755	729
2.597% due 10/25/2035		5,141	4,430
2.614% due 05/25/2035		1,743	1,509
2.614% due 08/25/2035		434	408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.617% due 05/25/2037 ^		$8,964	$7,185
2.627% due 05/25/2034		146	145
2.643% due 05/25/2036		4,226	3,810
2.750% due 10/25/2035		589	482
4.680% due 02/25/2035		1,353	1,351
5.250% due 05/25/2021		626	569
5.500% due 04/25/2022		371	378
5.675% due 10/25/2034		21	20
5.750% due 10/25/2021		220	222
5.750% due 05/25/2037 ^		900	796
First Republic Mortgage Loan Trust
0.532% due 11/15/2031		33	32
0.582% due 11/15/2032		108	101
0.682% due 11/15/2030		513	517
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		414,070	1,972
GE Capital Commercial Mortgage Corp.
0.341% due 12/10/2049 (a)		515,455	561
GMAC Mortgage Corp. Loan Trust
3.068% due 11/19/2035		1,377	1,269
3.398% due 03/18/2035		3,181	3,171
3.445% due 03/18/2035		8,035	7,737
3.535% due 11/19/2035		982	916
3.543% due 10/19/2033		21	21
3.555% due 05/25/2035		370	343
5.099% due 05/25/2035		2,067	2,031
5.271% due 03/18/2035		67	67
5.492% due 11/19/2035		8,116	7,746
Great Hall Mortgages PLC
0.353% due 03/18/2039	EUR	9,248	11,504
0.373% due 06/18/2038		699	871
0.382% due 06/18/2039		$7,800	7,067
Greenpoint Mortgage Funding Trust
0.359% due 01/25/2037		20,584	13,770
0.379% due 03/25/2047		271	207
0.389% due 04/25/2036		220	154
0.419% due 08/25/2045		704	576
0.439% due 10/25/2045		1,149	962
0.449% due 11/25/2045		116	92
0.499% due 09/25/2046 ^		4,457	1,065
Greenpoint Mortgage Pass-Through Certificates
2.806% due 10/25/2033		110	109
GS Mortgage Securities Trust
0.280% due 12/10/2043 (a)		35,931	497
0.845% due 12/10/2043 (a)		151,287	2,643
1.143% due 08/10/2046 (a)		130,070	7,481
1.271% due 03/10/2044 (a)		28,924	1,251
1.661% due 08/10/2043 (a)		166,199	11,970
2.364% due 01/10/2045 (a)		7,333	911
2.787% due 05/10/2045 (a)		86,940	11,740
3.771% due 01/10/2030		9,300	8,823
4.548% due 12/10/2043		7,000	6,119
4.805% due 03/06/2020		2,000	2,010
5.458% due 03/06/2020		18,000	17,999

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 09/25/2036	$1,539	$1,375
7.500% due 10/25/2036	447	372
GSMPS Mortgage Loan Trust
0.579% due 06/25/2034	258	228
GSR Mortgage Loan Trust
0.629% due 07/25/2037 ^	537	349
1.890% due 04/25/2032	34	31
2.541% due 08/25/2034	123	112
2.625% due 07/25/2035	558	540
2.654% due 09/25/2035	88	87
2.661% due 08/25/2034	1,865	1,886
2.661% due 09/25/2035	138	137
2.663% due 09/25/2035	4,600	4,501
2.670% due 08/25/2034	4,594	4,521
2.714% due 07/25/2035	2,998	2,735
2.745% due 03/25/2037 ^	6,975	6,290
2.754% due 12/25/2034	877	860
2.786% due 05/25/2035	4,482	4,056
2.788% due 11/25/2035	521	472
2.796% due 01/25/2036 ^	17,241	16,020
2.810% due 04/25/2035	264	261
2.817% due 10/25/2035 ^	7,936	6,863
2.819% due 05/25/2035	3,224	3,041
2.823% due 09/25/2034	93	90
2.838% due 07/25/2035	4,043	3,296
2.852% due 05/25/2035	20,810	19,790
2.863% due 04/25/2036	3,254	3,016
3.014% due 01/25/2035	3,955	3,899
3.169% due 01/25/2036	440	383
3.372% due 07/25/2035	8,890	8,202
5.000% due 07/25/2036	1,140	1,105
5.050% due 11/25/2035	3,139	3,090
5.096% due 04/25/2035	784	776
5.250% due 07/25/2035	638	635
5.500% due 07/25/2035	613	615
5.500% due 03/25/2036	9,492	8,306
5.500% due 06/25/2036 ^	946	891
5.500% due 01/25/2037	14,614	13,670
5.750% due 02/25/2036 ^	2,201	2,144
5.750% due 02/25/2037	333	326
6.000% due 02/25/2021	4,217	4,311
6.000% due 06/25/2036	6,498	6,353
6.000% due 09/25/2036	4,014	3,409
6.000% due 01/25/2037	331	315
6.000% due 07/25/2037 ^	774	720
6.500% due 09/25/2036	3,750	3,273
6.500% due 10/25/2036	2,611	2,308
Harborview Mortgage Loan Trust
0.351% due 12/19/2036 ^	330	216
0.361% due 11/19/2036	376	306
0.371% due 01/19/2038	3,304	2,634
0.391% due 11/19/2036	15,523	11,289
0.401% due 07/19/2047	1,381	1,164
0.421% due 01/19/2036	158	99
0.431% due 01/19/2036	170	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.461% due 02/19/2036		$3,464	$2,461
0.471% due 07/19/2045		149	80
0.491% due 11/19/2035		3,266	2,583
0.491% due 08/19/2045		1,584	1,364
0.511% due 09/19/2035		307	229
0.531% due 01/19/2035		5,209	3,592
0.561% due 01/19/2035 ^		1,072	668
0.571% due 12/19/2034		361	266
0.581% due 11/19/2034		491	388
0.581% due 12/19/2034		159	118
1.008% due 12/19/2036 ^		20,901	15,356
1.308% due 06/19/2034		65	65
2.094% due 11/19/2034		1,119	1,002
2.591% due 08/19/2034		3,891	3,868
2.624% due 06/19/2036		285	198
2.697% due 08/19/2036 ^		2,207	1,654
2.749% due 07/19/2035		4,885	4,187
2.768% due 12/19/2035		190	175
2.783% due 12/19/2035 ^		71	60
2.784% due 07/19/2035		2,974	2,694
2.787% due 06/19/2036 ^		573	380
2.804% due 06/19/2045		8,415	5,201
3.023% due 01/19/2035		1,378	1,326
Hercules Eclipse PLC
0.749% due 10/25/2018	GBP	26,483	39,808
Hipocat FTA
0.388% due 07/15/2036	EUR	310	352
HomeBanc Mortgage Trust
0.479% due 05/25/2037		$578	481
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		22,302	19,559
HSI Asset Loan Obligation Trust
5.236% due 01/25/2037		156	131
5.387% due 01/25/2037 ^		1,537	1,219
Impac CMB Trust
0.459% due 10/25/2035		22,924	18,184
0.699% due 04/25/2035		8,850	8,052
0.819% due 09/25/2034		649	600
Impac Secured Assets Trust
0.379% due 05/25/2036		210	152
0.529% due 05/25/2036		5,454	5,380
Indus Eclipse PLC
0.679% due 01/25/2020	GBP	17,114	25,870
IndyMac Adjustable Rate Mortgage Trust
1.755% due 01/25/2032		$5	5
IndyMac Mortgage Loan Trust
0.309% due 10/25/2036		260	215
0.369% due 09/25/2046		1,752	1,389
0.379% due 06/25/2047		32,849	24,284
0.389% due 05/25/2046		2,337	1,941
0.409% due 04/25/2035		2,778	2,156
0.409% due 07/25/2046		29,619	21,365
0.419% due 04/25/2035		16,338	13,828
0.419% due 07/25/2035		652	562

38	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.419% due 06/25/2037	$313	$261
0.459% due 03/25/2035	4,687	4,016
0.459% due 07/25/2035	341	138
0.479% due 06/25/2037 ^	1,044	508
0.499% due 02/25/2035	631	542
0.499% due 07/25/2045	537	472
0.519% due 02/25/2035	2,296	1,725
0.779% due 04/25/2034	827	728
0.799% due 06/25/2034	26	24
0.959% due 10/25/2036	88	71
0.979% due 08/25/2034	177	145
1.059% due 09/25/2034	131	96
2.177% due 06/25/2037 ^	874	633
2.431% due 08/25/2035	928	796
2.447% due 06/25/2035 ^	276	232
2.447% due 07/25/2035	14,291	10,675
2.452% due 01/25/2035	2,367	2,093
2.454% due 06/25/2037	4,769	2,489
2.481% due 01/25/2036	672	614
2.485% due 04/25/2035	95	82
2.487% due 11/25/2035 ^	22,413	16,844
2.541% due 12/25/2034	109	99
2.550% due 03/25/2035	127	127
2.568% due 01/25/2036	6,340	5,855
2.572% due 03/25/2035	3,865	3,800
2.587% due 03/25/2035	60	58
2.606% due 10/25/2034	145	135
2.690% due 01/25/2036	494	409
2.697% due 09/25/2036	13,167	10,637
2.730% due 09/25/2036	143	102
2.756% due 10/25/2034	673	667
2.810% due 06/25/2036	527	366
2.966% due 09/25/2037	31,604	25,548
3.065% due 03/25/2037 ^	6,149	5,347
4.548% due 08/25/2037	205	171
4.561% due 05/25/2036 ^	58,968	50,165
4.646% due 06/25/2036	1,993	1,844
4.656% due 09/25/2035	1,085	962
4.694% due 08/25/2035	466	384
4.706% due 11/25/2035 ^	4,365	3,617
4.876% due 10/25/2035	395	336
4.911% due 11/25/2035	2,359	2,262
4.928% due 07/25/2036	4,713	4,261
5.040% due 12/25/2035	78	66
5.282% due 08/25/2036	458	447
6.250% due 11/25/2037 ^	1,500	1,355
6.500% due 09/25/2037	207	140
JPMBB Commercial Mortgage Securities Trust
1.203% due 08/15/2046 (a)	109,872	5,880
JPMorgan Alternative Loan Trust
0.449% due 03/25/2036 ^	5,120	4,343
2.665% due 05/25/2036 ^	3,015	2,285
5.500% due 02/25/2021 ^	329	320
6.310% due 08/25/2036	39,955	29,307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Corp.
5.715% due 03/18/2051	$2,000	$2,169
JPMorgan Chase Commercial Mortgage Securities Trust
0.491% due 09/12/2037 (a)	229,472	1,437
1.732% due 04/15/2046 (a)	186,620	18,730
2.112% due 11/15/2043 (a)	206,952	16,108
2.173% due 05/15/2045 (a)	218,280	23,367
2.371% due 06/15/2043 (a)	19,044	809
5.257% due 05/15/2047	45,036	48,404
5.298% due 05/15/2047	1,010	1,015
5.439% due 01/15/2049	25,495	28,371
JPMorgan Mortgage Trust
2.053% due 10/25/2033	259	263
2.343% due 06/25/2035	1,336	1,314
2.633% due 10/25/2035	833	799
2.691% due 10/25/2036	1,160	1,005
2.695% due 08/25/2035 ^	8,450	7,908
2.712% due 04/25/2036	15,765	13,928
2.718% due 08/25/2036	17,116	14,515
2.728% due 01/25/2037 ^	2,195	1,870
2.731% due 06/25/2035	276	263
2.737% due 07/25/2035	988	989
2.737% due 08/25/2035	7,160	6,935
2.748% due 06/25/2037 ^	926	801
2.758% due 08/25/2035	405	408
2.773% due 04/25/2037	3,104	2,584
2.776% due 07/25/2035	128	127
2.777% due 08/25/2036	176	146
2.778% due 06/25/2036	6,727	5,405
2.782% due 05/25/2036	11,244	9,651
2.801% due 07/25/2035	1,452	1,295
2.812% due 07/25/2035	1,221	1,221
2.818% due 02/25/2036	671	581
2.819% due 11/25/2035	1,090	1,000
2.820% due 04/25/2035	377	372
2.835% due 05/25/2036 ^	55	44
2.836% due 07/25/2035	450	439
2.881% due 08/25/2035	93	92
2.891% due 04/25/2035	2,244	2,195
2.898% due 11/25/2035	102	92
2.907% due 07/25/2035	2,048	1,910
4.387% due 02/25/2034	30	30
5.000% due 06/25/2021	1,196	1,179
5.000% due 03/25/2022	406	402
5.031% due 04/25/2037	1,978	1,786
5.147% due 09/25/2035	3,153	3,096
5.166% due 10/25/2035	33	30
5.189% due 06/25/2037 ^	19,976	17,540
5.207% due 04/25/2036	5,687	5,027
5.222% due 06/25/2036	1,046	911
5.281% due 04/25/2037	17,080	15,411
5.500% due 01/25/2021	145	145
5.500% due 03/25/2022	253	251
5.500% due 09/25/2035	16,068	16,228

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/25/2036 ^		$3,795	$3,586
5.500% due 08/25/2037 ^		11,174	9,480
5.632% due 10/25/2036		492	452
5.750% due 03/25/2037 ^		1,205	989
6.000% due 07/25/2036		11,911	10,872
6.000% due 06/25/2037		38,983	31,832
6.000% due 08/25/2037 ^		3,449	3,024
6.500% due 09/25/2035		851	836
7.000% due 08/25/2037 ^		2,228	2,038
JPMorgan Resecuritization Trust
4.500% due 11/26/2034		121	123
KGS Alpha SBA Trust
1.055% due 04/25/2038		124,406	6,630
Kildare Securities Ltd.
0.425% due 12/10/2043	EUR	9,000	8,943
Lavender Trust
6.250% due 10/26/2036		$5,157	5,373
LB Commercial Mortgage Trust
5.517% due 07/15/2044		54,900	61,446
6.036% due 07/15/2044		60,087	67,310
LB-UBS Commercial Mortgage Trust
0.738% due 02/15/2040 (a)		32,462	597
5.858% due 07/15/2040		24,599	27,062
Lehman Mortgage Trust
1.079% due 12/25/2035 ^		4,701	3,451
5.500% due 11/25/2035		582	554
5.500% due 12/25/2035 ^		134	114
6.363% due 04/25/2036		12,716	12,168
6.500% due 09/25/2037 ^		14,803	12,723
6.521% due 03/25/2037 (a)		35,269	9,145
Lehman XS Trust
0.279% due 05/25/2046 ^		3,499	2,725
0.339% due 03/25/2047		4,585	3,066
0.379% due 07/25/2047		26,448	15,023
1.029% due 09/25/2047		6,818	4,951
Luminent Mortgage Trust
0.379% due 02/25/2046		257	173
Mach One Commercial Mortgage-Backed Trust
5.960% due 05/28/2040		294	298
6.320% due 05/28/2040		2,473	2,511
Madison Square Ltd.
6.150% due 09/25/2043		3,202	3,184
Mall Funding PLC
1.190% due 04/22/2017	GBP	34,190	54,307
Mansard Mortgages PLC
1.167% due 12/15/2049		23,057	35,369
MASTR Adjustable Rate Mortgages Trust
0.419% due 05/25/2037		$1,525	1,036
0.519% due 05/25/2047 ^		5,297	1,665
1.687% due 09/25/2034		242	217
2.106% due 09/25/2033		1,713	1,684
2.125% due 01/25/2034		187	160
2.255% due 09/25/2035 ^		1,870	1,327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.279% due 05/25/2034		$581	$576
2.355% due 07/25/2035		7,081	6,014
2.500% due 10/25/2032		551	549
2.500% due 12/25/2033		665	648
2.584% due 07/25/2035		1,588	1,372
2.623% due 11/21/2034		2,328	2,421
2.624% due 07/25/2034		2,715	2,719
2.650% due 02/25/2036		157	150
2.667% due 12/21/2034		532	494
2.673% due 04/21/2034		183	188
2.827% due 01/25/2036		24,517	23,232
2.841% due 12/25/2033		517	513
2.955% due 11/25/2036		242	207
3.057% due 10/25/2034		949	829
4.647% due 10/25/2032		678	650
5.195% due 06/25/2035		639	602
MASTR Alternative Loan Trust
6.500% due 12/25/2034		150	154
7.000% due 06/25/2034		67	71
MASTR Asset Securitization Trust
5.250% due 11/25/2035		780	780
5.500% due 07/25/2033		45	47
5.500% due 06/26/2034		359	346
5.500% due 05/25/2035		22	22
5.750% due 02/25/2021		1,944	1,972
6.000% due 10/25/2022		169	166
6.000% due 06/25/2036 ^		1,120	1,043
MASTR Reperforming Loan Trust
0.529% due 05/25/2035		1,071	914
4.894% due 05/25/2036		385	364
6.000% due 08/25/2034		955	987
MASTR Seasoned Securitization Trust
2.426% due 10/25/2032		383	384
2.710% due 10/25/2032		64	64
3.557% due 10/25/2032		646	644
6.500% due 08/25/2032		223	249
MBS Bancaja FTA
0.374% due 02/25/2038	EUR	5,220	6,306
Mellon Residential Funding Corp.
0.882% due 11/15/2031		$828	818
0.922% due 09/15/2030		1,307	1,269
Merrill Lynch Alternative Note Asset Trust
0.349% due 02/25/2037		16,148	14,045
0.479% due 03/25/2037		446	188
2.842% due 06/25/2037 ^		46,741	29,133
Merrill Lynch Mortgage Investors Trust
0.429% due 11/25/2035		1,878	1,715
0.429% due 08/25/2036		31	29
0.639% due 03/25/2030		485	467
0.839% due 06/25/2028		37	37
0.839% due 11/25/2029		3,414	3,295
0.873% due 03/25/2030		1,199	1,160
0.877% due 07/25/2030		7,086	6,664
1.014% due 01/25/2030		251	244

40	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.053% due 10/25/2028	$324	$323
1.073% due 11/25/2029	436	422
1.094% due 01/25/2029	1,534	1,525
1.179% due 10/25/2035	18	18
2.047% due 01/25/2029	4,842	4,565
2.069% due 05/25/2029	381	383
2.120% due 01/25/2029	248	246
2.139% due 09/25/2029	1,119	1,108
2.153% due 04/25/2035	402	389
2.171% due 05/25/2036	1,781	1,750
2.202% due 04/25/2029	1,161	1,141
2.240% due 12/25/2034	2,460	2,514
2.313% due 02/25/2033	85	81
2.429% due 05/25/2036	480	467
2.475% due 06/25/2035	4,700	4,537
2.497% due 02/25/2036	582	541
2.511% due 02/25/2034	301	301
2.534% due 02/25/2035	7,927	7,773
2.604% due 05/25/2036	730	673
2.648% due 07/25/2035	3,457	3,050
2.705% due 07/25/2035	1,681	1,395
2.710% due 12/25/2035	216	191
2.859% due 09/25/2033	34	34
2.921% due 06/25/2037	1,011	947
3.011% due 05/25/2034	397	388
3.019% due 03/25/2036 ^	5,870	4,141
5.099% due 09/25/2035	284	271
5.250% due 08/25/2036	31	31
Merrill Lynch Mortgage Trust
0.544% due 02/12/2051 (a)	156,314	2,311
1.109% due 08/12/2039 (a)	12,830	81
Merrill Lynch Mortgage-Backed Securities Trust
2.563% due 08/25/2036	37,225	31,728
3.135% due 06/25/2037 ^	52	40
4.852% due 04/25/2037 ^	2,325	1,900
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	8,000	9,042
ML-CFC Commercial Mortgage Trust
5.409% due 07/12/2046	43,789	47,862
MLCC Mortgage Investors, Inc.
0.859% due 04/25/2028	56	55
Morgan Stanley Bank of America Merrill Lynch Trust
2.333% due 11/15/2045 (a)	134,190	15,259
3.476% due 11/15/2045	5,656	5,472
3.930% due 11/15/2045	2,500	2,427
4.536% due 11/15/2045	3,500	3,389
Morgan Stanley Capital Trust
0.440% due 11/12/2049 (a)	41,322	342
Morgan Stanley Dean Witter Capital, Inc.
1.705% due 03/25/2033	921	865
Morgan Stanley Mortgage Loan Trust
0.629% due 07/25/2034	102	100
0.640% due 10/25/2034	395	383

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.183% due 07/25/2034		$651	$646
2.262% due 06/25/2036		1,019	934
2.489% due 07/25/2035		805	679
2.493% due 10/25/2034		322	314
2.638% due 08/25/2034		151	150
2.728% due 07/25/2034		783	772
4.556% due 11/25/2037 ^		11,882	8,708
5.270% due 09/25/2035 ^		252	196
5.347% due 11/25/2035		218	160
5.478% due 07/25/2035		1,075	999
5.500% due 11/25/2035		220	202
5.536% due 12/25/2035		2,369	2,143
5.750% due 09/25/2022 ^		66	64
6.000% due 08/25/2037 ^		1,339	1,218
6.513% due 08/25/2036 ^		10,561	6,186
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		4,453	4,342
2.818% due 02/26/2036		24,113	24,304
5.993% due 08/15/2045		10,000	11,140
MortgageIT Trust
0.429% due 11/25/2035		16,139	12,697
Mortgages PLC
0.969% due 10/31/2038	GBP	2,009	3,093
Motel 6 Trust
1.857% due 10/05/2025 (a)		$50,000	1,019
2.743% due 10/05/2025		34,000	33,763
3.171% due 10/05/2025 (a)		48,500	1,725
NAAC Reperforming Loan REMIC Trust
6.500% due 02/25/2035		2,668	2,800
Nemus Funding PLC
0.743% due 02/15/2020	GBP	5,765	9,081
Newgate Funding PLC
0.679% due 12/01/2050		3,500	5,151
0.824% due 12/15/2050	EUR	950	1,192
1.117% due 12/15/2050	GBP	53	86
1.474% due 12/15/2050	EUR	5,200	5,623
1.517% due 12/15/2050	GBP	27,600	38,776
1.724% due 12/15/2050	EUR	8,700	8,748
1.767% due 12/15/2050	GBP	7,800	10,165
Nomura Asset Acceptance Corp.
0.459% due 04/25/2037		$347	191
2.570% due 10/25/2035		767	684
2.745% due 02/25/2036		4,936	4,102
3.027% due 02/25/2036 ^		1,642	1,250
5.159% due 03/25/2035		131	131
5.500% due 05/25/2033		22	22
6.000% due 05/25/2033		10	11
6.215% due 08/25/2036 ^		8,852	4,761
6.431% due 08/25/2036 ^		3,776	2,030
6.500% due 03/25/2034		336	354
7.000% due 04/25/2033		10	11
Nomura Resecuritization Trust
0.724% due 08/27/2047		242,446	116,212

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage-Backed Notes
0.369% due 09/25/2046		$5,289	$4,204
Opera Finance PLC
0.408% due 01/15/2015	EUR	8,762	11,668
Preferred Residential Securities PLC
1.617% due 12/15/2041	GBP	753	1,044
Prime Mortgage Trust
0.579% due 02/25/2019		$2	2
7.000% due 07/25/2034		583	531
Provident Funding Mortgage Loan Trust
0.469% due 05/25/2035		6,717	6,338
2.589% due 04/25/2034		198	198
2.640% due 10/25/2035		462	453
2.735% due 05/25/2035		1,403	1,372
RAAC Series
5.998% due 01/25/2017		14	14
RBSSP Resecuritization Trust
0.419% due 05/28/2047		70,137	51,151
0.429% due 03/26/2037		45,714	42,213
0.479% due 03/26/2035		2,014	1,957
0.499% due 08/26/2045		114	87
2.397% due 12/26/2036		41,823	31,095
2.684% due 10/26/2036		21,400	12,731
3.462% due 08/28/2047		437,557	341,985
4.637% due 12/26/2036 ^		10,406	6,222
5.500% due 10/26/2035		1,936	1,947
7.361% due 03/26/2036		20,028	13,587
Regal Trust
2.454% due 09/29/2031		1,226	957
Residential Accredit Loans, Inc. Trust
0.127% due 12/26/2034		411	344
0.359% due 11/25/2036		7,023	4,895
0.359% due 06/25/2046		2,779	1,202
0.384% due 09/25/2046		17,037	10,482
0.429% due 02/25/2036 ^		1,037	668
0.449% due 05/25/2046 ^		3,751	1,304
0.459% due 12/25/2045		1,081	718
0.479% due 08/25/2035		11,549	9,013
0.509% due 03/25/2037		350	128
0.539% due 01/25/2037 ^		2,779	1,724
0.579% due 03/25/2033		142	139
0.579% due 06/25/2036		792	504
1.153% due 01/25/2046		43,276	29,049
1.513% due 09/25/2045		1,515	1,247
3.201% due 08/25/2035 ^		854	504
3.236% due 07/25/2035		23,681	20,326
3.532% due 07/25/2035		243	198
5.000% due 09/25/2019		236	243
5.500% due 08/25/2034		18	18
5.500% due 08/25/2035 ^		114	101
5.750% due 12/25/2021		684	672
6.000% due 10/25/2034		9,230	9,526
6.000% due 08/25/2035		1,700	1,496
6.000% due 10/25/2035		26,578	20,858

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 12/25/2035 ^		$77	$64
6.000% due 08/25/2036 ^		1,466	1,147
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		304	322
7.500% due 12/25/2031		114	118
7.500% due 05/25/2032		141	143
7.500% due 07/25/2032		1,083	1,066
Residential Asset Securitization Trust
0.529% due 06/25/2036		11,689	5,056
0.679% due 03/25/2035		551	424
4.750% due 02/25/2019		79	81
5.500% due 07/25/2035		3,144	2,836
6.000% due 01/25/2037		7,230	5,407
6.500% due 09/25/2036		6,190	4,379
Residential Funding Mortgage Securities, Inc. Trust
2.849% due 09/25/2035		3,303	2,726
2.854% due 08/25/2035		6,848	5,439
3.770% due 10/25/2037		25,902	20,124
3.870% due 09/25/2036 ^		24	20
5.250% due 01/25/2036		324	295
5.500% due 03/25/2037		12,039	11,148
5.698% due 07/27/2037 ^		597	540
5.917% due 04/25/2037		5,720	4,680
6.000% due 04/25/2037 ^		11,872	10,411
6.000% due 04/25/2037		611	553
6.000% due 10/25/2037 ^		2,214	1,912
6.009% due 10/25/2037		29,165	25,098
6.500% due 03/25/2032		118	125
Rivoli Pan Europe PLC
0.408% due 08/03/2018	EUR	16,369	19,847
RMAC Securities PLC
0.406% due 06/12/2044		$5,075	4,653
0.668% due 06/12/2044	GBP	17,400	25,736
0.688% due 06/12/2044		2,826	4,146
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,177
5.336% due 05/16/2047		13,676	15,034
Sequoia Mortgage Trust
0.500% due 11/20/2034		295	291
0.530% due 07/20/2033		177	175
0.530% due 09/20/2034		1,065	1,041
0.699% due 01/20/2035		138	130
0.763% due 11/20/2034		486	479
0.800% due 08/20/2034		1,845	1,812
0.820% due 01/20/2034		1,035	1,003
0.840% due 06/20/2033		1,609	1,618
0.940% due 10/20/2027		15	15
0.940% due 04/20/2033		306	299
0.980% due 10/20/2027		172	166
1.080% due 12/20/2032		93	91
1.179% due 04/20/2033		1,437	1,410
2.467% due 01/20/2047 ^		475	405
2.523% due 02/20/2047		685	576
2.549% due 09/20/2046		12,690	10,329
2.642% due 09/20/2046		1,569	1,316

42	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.651% due 04/20/2035		$1,463	$1,451
4.640% due 07/20/2037		1,489	1,214
5.238% due 07/20/2037 ^		19,033	16,748
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	3,564	4,579
Silver Oak Ltd.
1.700% due 06/21/2018		$9,000	9,057
Silverstone Master Issuer PLC
1.816% due 01/21/2055		2,000	2,037
Southern Pacific Financing PLC
1.117% due 12/10/2042	GBP	480	636
Structured Adjustable Rate Mortgage Loan Trust
0.409% due 05/25/2035		$27	26
0.659% due 06/25/2035		299	297
1.873% due 10/25/2037 ^		10,706	6,438
2.378% due 03/25/2034		321	317
2.452% due 03/25/2035		21,572	17,549
2.475% due 05/25/2035		18,449	17,204
2.485% due 02/25/2034		1,905	1,911
2.486% due 12/25/2035		502	366
2.487% due 05/25/2035		75	66
2.498% due 09/25/2035		13,335	12,685
2.504% due 08/25/2034		63	62
2.506% due 06/25/2034		512	517
2.507% due 07/25/2034		1,930	1,915
2.508% due 11/25/2035		975	735
2.513% due 12/25/2034		4,558	4,407
2.516% due 10/25/2034		373	373
2.520% due 08/25/2035		3,731	3,418
2.527% due 04/25/2035		200	187
2.530% due 09/25/2034		255	249
2.548% due 05/25/2034		1,038	1,029
2.568% due 03/25/2035		1,300	1,257
2.603% due 11/25/2034		811	748
2.605% due 11/25/2034		4,256	4,220
2.607% due 12/25/2034		115	106
2.852% due 11/25/2035 ^		441	333
4.541% due 09/25/2036		22,452	17,324
4.689% due 07/25/2037 ^		68	56
4.848% due 04/25/2034		52	52
4.871% due 09/25/2036		6,985	5,804
4.880% due 01/25/2037 ^		18,521	13,852
4.940% due 10/25/2035		10,602	9,722
4.954% due 02/25/2037		5,073	4,719
5.005% due 05/25/2036 ^		14,917	11,401
5.061% due 05/25/2036		900	824
5.168% due 05/25/2036		43	36
5.197% due 11/25/2035		2,475	1,950
5.197% due 01/25/2036 ^		10,323	8,095
5.222% due 02/25/2036 ^		12,719	10,160
5.232% due 07/25/2035 ^		12,878	11,360
5.276% due 03/25/2036 ^		2,907	2,450
5.536% due 02/25/2036 ^		18,122	14,755
Structured Asset Mortgage Investments Trust
0.299% due 08/25/2036		46	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.369% due 07/25/2046		$16,522	$9,587
0.389% due 04/25/2036		35,483	24,791
0.389% due 08/25/2036		18,599	13,044
0.389% due 05/25/2046		851	638
0.409% due 02/25/2036		21,547	15,651
0.409% due 05/25/2045		1,327	1,073
0.409% due 07/25/2046 ^		79	13
0.431% due 07/19/2035		8,239	7,566
0.459% due 02/25/2036		15,042	11,392
0.479% due 08/25/2036		6,948	2,242
0.861% due 05/19/2035		3,723	3,595
2.668% due 02/19/2035		14	14
3.644% due 05/25/2045		230	164
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.479% due 10/25/2027		1,065	1,057
0.529% due 04/25/2035		754	620
2.387% due 07/25/2033		1,035	1,034
2.393% due 03/25/2033		381	377
2.449% due 09/25/2033		1,038	1,013
2.465% due 01/25/2034		528	510
2.486% due 08/25/2032		24	24
2.548% due 11/25/2033		339	336
2.600% due 12/25/2033		334	327
2.708% due 11/25/2033		996	986
2.762% due 09/25/2032		45	44
5.546% due 07/25/2034		22,820	22,885
Suntrust Adjustable Rate Mortgage Loan Trust
5.445% due 04/25/2037 ^		7,335	5,787
5.636% due 10/25/2037		3,882	3,540
Taurus CMBS PLC
0.420% due 04/22/2015	EUR	17,356	21,960
Thornburg Mortgage Securities Trust
0.719% due 03/25/2044		$320	273
2.355% due 12/25/2044		142	136
2.462% due 10/25/2043		722	710
5.750% due 06/25/2047		51,230	52,807
TIAA CMBS Trust
5.770% due 06/19/2033		9,488	10,083
Titan Europe PLC
0.790% due 10/23/2016	GBP	20,179	31,688
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A.
0.471% due 09/22/2032	EUR	1,762	2,243
0.471% due 06/22/2045		1,069	1,296
0.481% due 03/22/2035		1,665	2,020
0.495% due 12/27/2030		1,019	1,313
0.495% due 09/30/2032		160	210
0.501% due 03/22/2035		1,252	1,533
UBS Commercial Mortgage Trust
0.757% due 07/15/2024		$1,923	1,870
2.527% due 05/10/2045 (a)		193,956	26,437
UBS-Barclays Commercial Mortgage Trust
1.515% due 04/10/2046 (a)		86,732	7,716

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Union de Creditos Inmobiliarios
0.381% due 06/22/2036	EUR	2,261	$2,572
Utrecht Finance BV
3.225% due 07/28/2016		2,119	2,827
Vela Home SRL
0.344% due 10/25/2042		1,452	1,960
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		$18,435	17,931
5.509% due 04/15/2047		3,525	3,867
5.679% due 10/15/2048		1,000	1,008
6.123% due 02/15/2051		18,750	21,009
Wachovia Mortgage Loan Trust LLC
2.670% due 05/20/2036		873	852
2.745% due 10/20/2035		943	920
2.787% due 10/20/2035		1,097	889
2.813% due 08/20/2035 ^		854	743
5.386% due 10/20/2035		4,751	4,685
6.090% due 03/20/2037 ^		315	292
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036		8,128	8,241
WaMu Mortgage Pass-Through Certificates
0.409% due 04/25/2045		6,193	5,728
0.439% due 11/25/2045		1,473	1,326
0.449% due 12/25/2045		6,736	6,109
0.469% due 07/25/2045		5,708	5,301
0.469% due 12/25/2045		12,974	11,218
0.489% due 01/25/2045		2,549	2,371
0.499% due 07/25/2045		7,181	6,712
0.509% due 01/25/2045		17,448	15,715
0.519% due 01/25/2045		6,141	5,561
0.529% due 01/25/2045		296	264
0.558% due 11/25/2034		6,250	5,782
0.578% due 10/25/2044		4,623	4,141
0.588% due 10/25/2044		6,026	5,394
0.608% due 07/25/2044		799	743
0.628% due 11/25/2034		125	110
0.628% due 07/25/2044		4,482	4,115
0.883% due 01/25/2047		3,629	3,438
0.893% due 01/25/2047		4,200	3,299
0.903% due 06/25/2047		10,051	8,376
0.913% due 04/25/2047		334	193
0.959% due 10/25/2045		4,687	4,572
0.973% due 12/25/2046		589	474
1.113% due 09/25/2046		20,217	16,752
1.133% due 06/25/2046		2,083	1,823
1.133% due 07/25/2046		36,572	28,735
1.143% due 06/25/2046		5,644	4,599
1.159% due 02/25/2046		1,678	1,544
1.223% due 01/25/2046		1,385	1,279
1.353% due 11/25/2042		528	480
1.553% due 08/25/2042		149	136
1.898% due 12/19/2039		257	248
2.072% due 01/25/2037 ^		21,575	17,263
2.204% due 02/27/2034		38	38
2.221% due 06/25/2037		6,020	4,951

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.320% due 09/25/2036	$28,572	$23,841
2.346% due 11/25/2036 ^	11,860	9,895
2.350% due 12/25/2036 ^	551	466
2.373% due 10/25/2035	8,537	8,186
2.382% due 09/25/2036 ^	31	27
2.397% due 12/25/2036 ^	13,023	11,369
2.418% due 08/25/2034	2,856	2,844
2.436% due 10/25/2034	2,365	2,331
2.437% due 09/25/2035	1,192	1,085
2.454% due 05/25/2046	2,412	2,095
2.454% due 07/25/2046	13,948	12,724
2.458% due 01/25/2036	3,948	3,624
2.473% due 12/25/2035	7,065	6,422
2.486% due 03/25/2036	4,729	4,174
2.491% due 02/25/2033	1,334	1,318
2.496% due 03/25/2035	5,460	5,378
2.539% due 02/25/2037 ^	1,377	1,190
2.543% due 03/25/2037	6,818	6,389
2.703% due 01/25/2036	10,851	9,124
3.201% due 10/25/2036 ^	3,773	2,994
3.326% due 10/25/2036 ^	918	741
4.335% due 01/25/2037	6,060	5,204
4.335% due 01/25/2037 ^	11,471	9,852
4.388% due 01/25/2037 ^	2,815	2,346
4.436% due 03/25/2037 ^	69,364	59,215
4.451% due 05/25/2037 ^	10,296	8,415
4.674% due 02/25/2037 ^	1,972	1,628
4.738% due 12/25/2036 ^	194	154
4.748% due 11/25/2036 ^	2,999	2,533
4.835% due 04/25/2037	163	13
4.841% due 01/25/2036	1,425	1,327
4.850% due 02/25/2037	10,678	9,903
4.857% due 07/25/2037 ^	8,605	8,144
4.891% due 05/25/2037	192	183
4.896% due 08/25/2036 ^	39,433	34,978
5.256% due 08/25/2035	202	196
Washington Mutual MSC Mortgage Pass-Through Certificates
0.409% due 12/25/2036	14,423	10,185
0.439% due 12/25/2035	851	653
0.779% due 03/25/2036 ^	5,110	3,659
0.879% due 12/25/2046	16,191	8,993
1.093% due 04/25/2046	3,029	2,233
1.600% due 06/25/2033	141	132
5.000% due 03/25/2018	4	4
5.500% due 06/25/2035	7,668	7,310
5.500% due 11/25/2035 ^	1,623	1,298
5.750% due 11/25/2035 ^	2,117	1,706
5.750% due 01/25/2036 ^	9,752	7,742
6.000% due 04/25/2036	8,290	6,868
6.137% due 05/25/2036	12,950	8,648
6.500% due 03/25/2036	28,586	21,316
6.500% due 08/25/2036	69,972	43,183
7.500% due 04/25/2033	55	61
Wells Fargo Commercial Mortgage Trust
1.618% due 11/15/2043 (a)	102,646	7,459

44	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage Loan Trust
4.511% due 12/27/2046	$32,473	$14,278
Wells Fargo Mortgage-Backed Securities Trust
0.479% due 04/25/2037	1,607	1,280
2.611% due 02/25/2035	1,221	1,220
2.614% due 09/25/2034	305	309
2.615% due 09/25/2034	217	222
2.616% due 06/25/2034	875	890
2.616% due 05/25/2036	11,442	10,573
2.617% due 08/25/2036	4,209	3,943
2.618% due 01/25/2035	324	324
2.623% due 12/25/2034	184	186
2.626% due 09/25/2034	599	607
2.628% due 03/25/2036	391	390
2.630% due 10/25/2035	1,491	1,504
2.630% due 10/25/2036 ^	742	675
2.635% due 09/25/2034	249	248
2.636% due 04/25/2036	602	588
2.640% due 10/25/2034	31	32
2.642% due 03/25/2036	1,103	1,104
2.649% due 06/25/2035	621	625
2.654% due 05/25/2035	1,031	1,024
2.666% due 06/25/2035	214	214
2.673% due 11/25/2034	888	877
2.675% due 03/25/2035	327	323
2.680% due 04/25/2036 ^	6,005	5,607
2.688% due 03/25/2035	109	107
2.693% due 08/25/2033	225	230
2.701% due 06/25/2035	515	524
2.711% due 03/25/2036 ^	6,559	5,855
2.716% due 02/25/2034	985	996
2.719% due 04/25/2035	2,166	2,167
2.723% due 10/25/2034	194	195
2.729% due 03/25/2036	2,391	2,303
2.738% due 09/25/2036 ^	6,788	6,174
2.740% due 07/25/2034	251	254
4.770% due 07/25/2034	853	881
5.000% due 01/25/2020	126	131
5.238% due 06/26/2035	3,498	3,310
5.500% due 12/25/2033	9	9
5.500% due 08/25/2035	50	49
5.500% due 03/25/2036	1,707	1,710
5.500% due 04/25/2036	521	507
5.500% due 09/25/2037	1,267	1,296
5.595% due 04/25/2036	2,676	2,582
5.679% due 04/25/2037	1,267	1,205
5.750% due 03/25/2037 ^	5,429	5,049
6.000% due 06/25/2036 ^	1,527	1,412
6.000% due 07/25/2036	502	480
6.000% due 08/25/2036	4,248	4,152
6.000% due 09/25/2036	341	330
6.000% due 11/25/2036	1,192	1,128
6.000% due 06/25/2037	8,804	8,308
6.000% due 07/25/2037 ^	2,642	2,529
6.000% due 08/25/2037	751	723
6.000% due 10/25/2037	1,603	1,608

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 11/25/2037		$478	$460
18.896% due 03/25/2036		445	617
Wells Fargo Re-REMIC Trust
5.936% due 05/16/2017		8,501	9,416
WFRBS Commercial Mortgage Trust
2.650% due 04/15/2045 (a)		99,584	12,779
Windermere CMBS PLC
0.670% due 04/22/2018	EUR	45,867	58,225
0.768% due 04/24/2017	GBP	24,006	37,941

Total Mortgage-Backed Securities (Cost $8,356,740)			9,058,566

ASSET-BACKED SECURITIES 20.6%
Aames Mortgage Trust
1.199% due 10/25/2033		$5,402	5,131
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		28,593	28,969
Accredited Mortgage Loan Trust
0.359% due 04/25/2036		1,147	1,114
0.479% due 07/25/2034		10,874	9,619
0.649% due 04/25/2035		2,495	2,216
0.779% due 04/25/2034		1,709	1,507
5.210% due 01/25/2034		4,841	4,616
ACE Securities Corp. Home Equity Loan Trust
0.239% due 10/25/2036		414	136
0.269% due 07/25/2036 ^		2,093	721
0.329% due 07/25/2036		38,219	13,783
0.419% due 07/25/2036		14,043	5,086
0.479% due 12/25/2045		1,526	1,500
0.509% due 11/25/2035		5,050	4,903
0.749% due 07/25/2035		5,000	4,320
0.829% due 07/25/2035		9,000	6,855
0.879% due 08/25/2045		9,342	8,902
0.884% due 06/25/2035		1,541	1,529
0.979% due 02/25/2034		655	608
1.079% due 09/25/2033		330	301
1.154% due 06/25/2034		15,255	13,357
1.229% due 12/25/2033		3,271	3,030
1.259% due 02/25/2035		1,995	1,937
Aegis Asset-Backed Securities Trust
0.779% due 06/25/2034		62	61
1.229% due 01/25/2034		588	535
AFC Home Equity Loan Trust
0.779% due 09/27/2027		280	256
1.059% due 02/25/2029		864	719
AIMCO CLO
0.516% due 10/20/2019		25,039	24,814
Alzette European CLO S.A.
0.574% due 12/15/2020		420	418
AMAC CDO Funding Ltd.
0.454% due 11/23/2050		17,117	16,261
0.479% due 11/23/2050		15,000	13,275

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.419% due 10/25/2036		$6,534	$2,819
0.609% due 01/25/2036		15,183	11,976
0.679% due 09/25/2035		5,050	4,283
0.709% due 03/25/2035		9,000	7,446
0.779% due 08/25/2035		12,000	11,604
0.789% due 01/25/2035		1,189	834
0.829% due 08/25/2035		12,300	10,254
0.839% due 11/25/2034		24,699	20,739
0.879% due 11/25/2033		571	494
1.199% due 08/25/2034		8,007	5,928
1.214% due 12/25/2033		1,463	1,369
3.704% due 11/25/2032 ^		81	6
4.313% due 07/25/2033		3,472	3,073
4.751% due 11/25/2035		1,066	1,068
5.140% due 10/25/2033		195	194
5.804% due 12/25/2033		197	186
5.809% due 02/25/2033 ^		21	1
AMMC CLO Ltd.
0.516% due 12/19/2019		3,608	3,578
Amortizing Residential Collateral Trust
0.759% due 07/25/2032		185	168
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	4,575	6,096
Ares CLO Ltd.
0.892% due 11/25/2020		$11,173	10,982
Argent Securities Trust
0.269% due 07/25/2036		523	202
0.329% due 07/25/2036		2,196	858
0.449% due 05/25/2036		14,490	5,194
0.459% due 04/25/2036		4,843	1,883
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.669% due 10/25/2035		8,000	6,093
1.214% due 01/25/2034		4,962	4,585
1.229% due 12/25/2033		787	750
Asset-Backed Funding Certificates Trust
0.339% due 11/25/2036		18,408	9,514
0.399% due 01/25/2037		32,015	18,013
0.854% due 06/25/2035		18,205	15,894
0.879% due 06/25/2034		3,817	3,602
1.304% due 12/25/2032		2,870	2,658
Asset-Backed Securities Corp. Home Equity Loan Trust
0.319% due 07/25/2036		852	750
0.809% due 05/25/2035		3,500	3,215
1.157% due 12/15/2033		9,869	9,115
1.832% due 03/15/2032		632	594
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028		4,386	5,260
Avoca CLO PLC
0.550% due 08/03/2022	EUR	10,181	13,560

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.591% due 09/15/2021	EUR	2,661	$3,555
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		$5,000	7,516
Bayview Financial Acquisition Trust
0.449% due 04/28/2036		311	299
0.529% due 05/28/2037		13,813	9,543
0.764% due 08/28/2044		234	233
0.809% due 05/28/2044		249	245
5.660% due 12/28/2036		755	761
Bayview Financial Asset Trust
0.629% due 03/25/2037		14,238	11,568
0.979% due 03/25/2037		7,399	5,586
0.979% due 12/25/2039		1,219	1,127
1.079% due 03/25/2037		5,910	4,048
1.329% due 03/25/2037		4,206	2,629
1.679% due 03/25/2037		3,895	2,259
Bayview Financial Revolving Asset Trust
1.109% due 12/28/2040		8,060	4,723
Bayview Opportunity Master Fund Trust
3.721% due 03/28/2018		27,084	26,592
3.721% due 04/28/2018		35,189	34,640
Bear Stearns Asset-Backed Securities Trust
0.239% due 01/25/2037		209	208
0.249% due 12/25/2036		970	956
0.259% due 10/25/2036		155	154
0.269% due 06/25/2047		632	630
0.289% due 11/25/2036		10,269	6,873
0.289% due 02/25/2037		4,017	3,581
0.309% due 10/25/2036		239	236
0.349% due 10/25/2036		10,243	8,280
0.349% due 12/25/2036		15,000	9,448
0.359% due 06/25/2047		23,692	21,979
0.409% due 04/25/2036		251	170
0.419% due 06/25/2047		5,000	3,925
0.459% due 04/25/2036		13,230	11,758
0.499% due 08/25/2036		13,245	13,087
0.529% due 04/25/2037		14,200	6,044
0.529% due 05/25/2037 ^		14,610	5,965
0.579% due 08/25/2036		6,607	6,170
0.579% due 12/25/2042		3,727	3,647
0.579% due 09/25/2046		4,318	3,437
0.629% due 11/25/2035		8,469	6,744
0.669% due 07/25/2035		220	215
0.669% due 06/25/2036		4,281	4,152
0.679% due 09/25/2034		294	265
0.839% due 10/25/2032		47	44
0.849% due 06/25/2035		10,136	7,489
0.859% due 06/25/2035		7,500	5,654
0.899% due 07/25/2035		19,558	17,750
0.899% due 08/25/2035		4,079	1,907
0.979% due 10/27/2032		90	84
1.154% due 02/25/2034		1,013	906
1.179% due 10/25/2037		4,729	4,101
1.179% due 11/25/2042		2,439	2,372
1.279% due 10/25/2033		381	358

46	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.054% due 08/25/2034		$2,323	$1,943
3.008% due 10/25/2036		297	224
5.500% due 08/25/2035		8,997	8,743
5.500% due 10/25/2035		17,387	16,913
5.500% due 08/25/2036		1,530	1,346
5.750% due 10/25/2033		858	911
6.000% due 06/25/2034		950	1,011
6.000% due 08/25/2036		8,208	6,129
6.500% due 08/25/2036		5,210	4,301
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	162,187	210,430
0.525% due 11/30/2051		86,365	113,816
BlackRock Senior Income Series Corp.
0.506% due 04/20/2019		$8,287	8,153
BNC Mortgage Loan Trust
0.279% due 03/25/2037		1,300	1,170
0.279% due 05/25/2037		4,154	3,935
0.429% due 11/25/2037		383	378
Bombardier Capital Mortgage Securitization Corp.
5.980% due 01/15/2018		2,968	2,995
6.530% due 10/15/2028		3,250	3,416
6.805% due 12/15/2030		4,122	4,522
6.975% due 12/15/2029		9,683	5,577
7.180% due 12/15/2029		21,271	12,559
7.575% due 06/15/2030		16,893	10,563
Business Mortgage Finance PLC
0.415% due 08/15/2040	EUR	8,722	10,384
Callidus Debt Partners CLO Fund Ltd.
0.504% due 11/20/2020		$10,000	9,814
0.634% due 11/20/2020		8,000	7,592
1.016% due 01/21/2021		37,615	37,563
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		348	352
Carrington Mortgage Loan Trust
0.429% due 10/25/2036		13,800	6,687
0.499% due 10/25/2035		17	16
0.599% due 02/25/2037		1,688	924
CDC Mortgage Capital Trust
1.094% due 11/25/2034		234	221
Celf Loan Partners Ltd.
0.527% due 11/01/2023	EUR	12,471	16,497
Centex Home Equity Company Loan Trust LLC
0.819% due 06/25/2034		$581	484
Centex Home Equity Loan Trust
0.799% due 09/25/2034		1,451	1,277
5.210% due 11/25/2028		902	904
Chase Funding Trust
0.679% due 05/25/2032		23	21
0.779% due 07/25/2033		18	17
CIT Group Home Equity Loan Trust
1.154% due 12/25/2031		500	462
CIT Mortgage Loan Trust
1.429% due 10/25/2037		1,485	1,483

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.629% due 10/25/2037	$1,380	$1,179
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045	3,793	2,877
0.339% due 09/25/2036	12,302	6,191
0.349% due 03/25/2036	1,508	1,105
0.359% due 01/25/2037	23,437	11,808
0.359% due 03/25/2037	1,669	1,545
0.379% due 11/25/2045	1,476	1,416
0.589% due 10/25/2035	19,526	16,098
0.659% due 09/25/2035	7,500	6,046
1.379% due 09/25/2033	1,457	1,282
4.964% due 08/25/2035	348	352
5.249% due 08/25/2035	485	463
Commercial Industrial Finance Corp.
0.520% due 03/01/2021	2,525	2,496
0.525% due 05/10/2021	4,000	3,905
Concord Real Estate CDO Ltd.
0.459% due 12/25/2046	9,451	9,168
Conseco Finance Securitizations Corp.
2.230% due 12/01/2033	24,500	23,072
6.030% due 03/01/2033	11,213	11,581
6.910% due 05/01/2033	46,021	51,979
7.360% due 08/01/2032	12,710	13,642
7.424% due 03/01/2033	9,000	10,277
7.490% due 07/01/2031	60,267	64,594
7.770% due 09/01/2031	19,126	21,417
7.954% due 12/01/2033	5,000	5,766
7.960% due 05/01/2031	28,631	23,451
7.970% due 05/01/2032	6,182	4,436
8.060% due 05/01/2031	8,460	6,051
8.200% due 05/01/2031	41,159	35,181
8.310% due 05/01/2032	36,279	26,974
8.850% due 12/01/2030	2,097	1,539
Conseco Financial Corp.
6.040% due 11/01/2029	2	2
6.440% due 12/01/2030	17,799	17,579
6.660% due 06/01/2030	7,574	8,186
6.680% due 12/01/2030	2,979	2,993
6.740% due 02/01/2031	2,564	2,599
6.760% due 03/01/2030	5,071	5,551
6.870% due 01/15/2029	329	350
7.240% due 11/15/2028	12,603	14,177
7.410% due 05/01/2031	1,040	910
7.550% due 01/15/2029	3,030	3,231
7.860% due 03/01/2030	21,899	19,742
Coronado CDO Ltd.
0.780% due 09/04/2038	26,056	24,753
Countrywide Asset-Backed Certificates
0.299% due 06/25/2047	353	345
0.309% due 03/25/2037	3,218	3,213
0.319% due 07/25/2037	103,300	71,896
0.319% due 08/25/2037	29,000	21,069
0.329% due 01/25/2037	7,929	6,937
0.329% due 05/25/2037	23,913	19,796
0.329% due 04/25/2046	31,877	28,726

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.329% due 03/25/2047	$21,705	$15,902
0.329% due 06/25/2047	27,806	20,147
0.339% due 03/25/2037	19,274	16,532
0.339% due 09/25/2046	26,014	19,572
0.349% due 06/25/2047	7,707	5,911
0.349% due 09/25/2047	25,411	24,822
0.359% due 07/25/2036	13,053	12,735
0.359% due 09/25/2036	3,723	3,594
0.369% due 06/25/2036	468	453
0.369% due 07/25/2036	6,706	6,521
0.369% due 06/25/2047	45,397	33,968
0.399% due 09/25/2037	12,500	8,454
0.399% due 06/25/2047	12,500	3,503
0.399% due 09/25/2047	37,452	27,032
0.409% due 05/25/2037	5,000	1,815
0.409% due 07/25/2037	5,000	1,771
0.419% due 04/25/2036	29,409	19,763
0.419% due 06/25/2037	13,500	10,672
0.429% due 03/25/2036 ^	28,803	20,498
0.429% due 04/25/2036	292	285
0.479% due 07/25/2036	2,000	1,564
0.499% due 10/25/2036	6,053	4,101
0.509% due 07/25/2036	3,031	2,147
0.519% due 12/25/2036 ^	31,219	17,564
0.529% due 03/25/2036 ^	6,147	4,352
0.529% due 05/25/2046	5,603	5,225
0.569% due 11/25/2034	1,145	1,135
0.629% due 11/25/2034	1,041	1,033
0.629% due 03/25/2047 ^	16,877	9,081
0.639% due 11/25/2035	2,226	2,061
0.639% due 01/25/2036	12,500	11,797
0.699% due 01/25/2036	23,050	18,544
0.889% due 08/25/2035	5,000	2,992
0.929% due 05/25/2034	3,981	3,681
0.979% due 10/25/2035	18,495	11,231
1.029% due 04/25/2035	5,000	4,109
1.034% due 08/25/2034	32,300	28,527
1.039% due 05/25/2033	333	305
1.179% due 08/25/2047	4,095	3,122
1.229% due 07/25/2033	2,284	2,142
1.229% due 11/25/2034	1,440	1,358
4.693% due 10/25/2035	2,686	2,680
4.778% due 02/25/2036	32,353	29,969
4.805% due 04/25/2036	1,171	1,191
5.050% due 02/25/2036	2,467	2,359
5.075% due 02/25/2036	1,341	1,059
5.159% due 02/25/2036	5,503	4,615
5.165% due 09/25/2046	3,850	3,452
5.348% due 07/25/2036	3,239	3,220
5.493% due 10/25/2046	13,337	11,536
5.834% due 07/25/2034	3,801	4,872
5.989% due 10/25/2046	201	171
Countrywide Home Equity Loan Trust
0.412% due 02/15/2036	10,669	7,965
Credit Suisse First Boston Mortgage Securities Corp.
2.529% due 08/25/2032	569	328

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		$125	$65
0.249% due 01/25/2037 ^		41	16
0.299% due 07/25/2037		12,583	7,391
0.409% due 11/25/2036		6,400	3,421
0.429% due 07/25/2036		12,000	7,046
0.519% due 07/25/2037		12,315	7,326
0.899% due 01/25/2035		17,351	15,870
1.199% due 11/25/2033		1,541	1,437
4.530% due 01/25/2037 ^		327	164
5.644% due 05/25/2035		4,808	4,879
5.746% due 12/25/2037		551	558
5.963% due 10/25/2036		2,515	2,603
Crest Ltd.
7.100% due 05/27/2036		8,311	8,436
Denver Arena Trust
6.940% due 11/15/2019		490	503
Doral CLO Ltd.
1.702% due 12/19/2022		165,000	165,978
Dryden Leveraged Loan CDO
0.600% due 01/25/2022	EUR	1,124	1,487
ECP CLO Ltd.
1.104% due 03/17/2022		$21,800	21,420
Educational Funding Co. LLC
0.516% due 10/25/2029		2,912	2,372
EMC Mortgage Loan Trust
0.649% due 04/25/2042		2,684	2,306
0.729% due 03/25/2031		4,875	4,711
0.729% due 08/25/2040		950	906
0.729% due 11/25/2041		123	120
0.919% due 05/25/2040		135	128
Equity One ABS, Inc.
5.495% due 12/25/2033		930	897
Farmafactoring SPV SRL
5.724% due 10/25/2021	EUR	47,700	65,245
FBR Securitization Trust
0.939% due 09/25/2035		$2,073	2,030
Finance America Mortgage Loan Trust
1.229% due 09/25/2033		386	358
First Franklin Mortgage Loan Trust
0.329% due 12/25/2036		25,000	13,583
0.339% due 12/25/2037		46,431	27,009
0.369% due 01/25/2036		141	138
0.369% due 03/25/2036		3,186	2,949
0.399% due 01/25/2038		676	399
0.439% due 11/25/2036		380	369
0.459% due 10/25/2035		254	254
0.559% due 09/25/2035		3,042	3,013
0.649% due 07/25/2035		8,950	8,687
0.914% due 12/25/2034		11,932	10,699
1.004% due 05/25/2034		6,290	5,681
1.049% due 09/25/2034		3,954	3,232
1.889% due 05/25/2034		763	537

48	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First NLC Trust
0.249% due 08/25/2037		$814	$403
Four Corners CLO Ltd.
0.516% due 07/22/2020		2,480	2,444
Fremont Home Loan Trust
0.309% due 11/25/2036		17,672	7,441
0.339% due 08/25/2036		16,450	6,376
0.399% due 01/25/2037		41,454	20,252
0.429% due 05/25/2036		6,562	3,203
0.449% due 04/25/2036		6,221	2,835
1.004% due 01/25/2034		4,053	3,634
Galaxy CLO Ltd.
0.506% due 04/25/2019		4,297	4,260
GCO Education Loan Funding Trust
0.382% due 08/25/2028		17,000	16,757
GE-WMC Mortgage Securities Trust
0.219% due 08/25/2036		6	2
Gem Ligos Ltd.
0.704% due 03/23/2021		75,897	74,258
Goldman Sachs Asset Management CLO PLC
0.485% due 08/01/2022		17,182	16,770
Gramercy Real Estate CDO Ltd.
0.566% due 07/25/2041		7,167	6,235
0.586% due 07/25/2035		4,514	4,367
0.656% due 07/25/2035		14,000	12,775
Green Tree Servicing LLC
8.970% due 04/25/2038		16,394	18,093
Greenpoint Manufactured Housing
2.183% due 11/22/2031		30,325	29,361
3.684% due 10/14/2031		35,343	37,204
3.684% due 11/17/2031		25,400	25,788
3.685% due 06/08/2031		26,733	26,628
8.300% due 10/15/2026		6,500	7,122
Greenpoint Mortgage Funding Trust
0.779% due 09/25/2034		192	192
Grosvenor Place CLO BV
0.470% due 07/20/2021	EUR	4,244	5,722
0.650% due 07/20/2021		3,000	3,866
0.829% due 03/28/2023	GBP	11,504	18,255
1.020% due 07/20/2021	EUR	5,000	6,270
GSAA Home Equity Trust
0.249% due 03/25/2036		$51	30
0.359% due 03/25/2036		48,686	28,979
0.399% due 05/25/2047		6,297	4,283
0.419% due 06/25/2036		7,121	4,251
0.449% due 06/25/2035		669	627
0.449% due 10/25/2035		7,670	7,049
0.549% due 10/25/2035		44,000	36,218
5.344% due 09/25/2035		490	419
6.000% due 11/25/2037		1,378	1,164
GSAA Trust
0.549% due 06/25/2035		1,061	981

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
0.249% due 12/25/2036		$496	$241
0.259% due 11/25/2036		855	437
0.309% due 01/25/2037		86	83
0.319% due 11/25/2036		8,145	4,221
0.329% due 08/25/2036		19,390	12,243
0.329% due 10/25/2036		1,899	266
0.359% due 11/25/2035		310	60
0.419% due 12/25/2035		14,232	11,528
0.519% due 01/25/2035		1,139	1,138
0.609% due 11/25/2035		15,304	12,548
0.669% due 07/25/2045		5,500	5,063
0.699% due 07/25/2045		16,866	12,052
1.329% due 12/25/2034		21,258	15,030
1.379% due 10/25/2034		1,928	1,766
GSRPM Mortgage Loan Trust
0.479% due 03/25/2035		2,140	2,070
0.479% due 09/25/2036		5,548	5,167
Guggenheim Structured Real Estate Funding Ltd.
0.729% due 09/25/2046		7,270	6,852
Halcyon Loan Investors CLO Ltd.
0.604% due 11/20/2020		6,000	5,695
Halcyon Structured Asset Management Long/Short Ltd.
0.490% due 08/07/2021		23,868	23,650
0.585% due 08/07/2021		35,000	33,963
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	1,482	1,993
Hillmark Funding
0.513% due 05/21/2021		$25,000	24,205
Home Equity Asset Trust
0.364% due 07/25/2037		27,859	25,346
0.389% due 05/25/2036		3,041	2,955
0.879% due 12/25/2033		97	90
0.939% due 11/25/2032		128	112
1.079% due 11/25/2034		1,500	1,371
1.379% due 06/25/2032		5,049	4,646
Home Equity Loan Trust
0.309% due 05/25/2036		1,887	1,596
Home Equity Mortgage Loan Asset-Backed Trust
0.289% due 11/25/2036		2,516	2,422
0.379% due 07/25/2037		25,700	14,600
0.499% due 04/25/2047		14,900	9,245
0.629% due 08/25/2035		6,475	6,331
Home Loan Trust
5.450% due 08/25/2034		3,577	3,669
HSBC Home Equity Loan Trust
0.470% due 01/20/2034		1,572	1,547
HSI Asset Securitization Corp. Trust
0.229% due 10/25/2036		440	217
0.549% due 01/25/2036		9,000	7,707
ICE EM CLO
0.746% due 08/15/2022		40,000	38,597

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	49

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IMC Home Equity Loan Trust
7.520% due 08/20/2028		$93	$93
Irwin Whole Loan Home Equity Trust
0.719% due 07/25/2032		3	2
IXIS Real Estate Capital Trust
0.379% due 03/25/2036		10,354	5,587
1.124% due 02/25/2035		4,320	3,728
JPMorgan Mortgage Acquisition Trust
0.239% due 03/25/2047		1,043	989
0.279% due 03/25/2047		356	251
0.289% due 08/25/2036		6,872	3,452
0.319% due 10/25/2036		15,170	11,146
0.339% due 05/25/2037		10,675	8,554
0.389% due 03/25/2037		21,814	17,018
0.409% due 07/25/2036		10,000	8,446
0.449% due 03/25/2036		10,500	6,203
0.619% due 09/25/2035		1,029	821
0.649% due 09/25/2035		10,682	6,587
5.150% due 01/25/2037		39	32
5.830% due 07/25/2036 ^		9,783	5,841
6.410% due 07/25/2036 ^		13,949	8,322
Jubilee CDO BV
0.719% due 10/15/2019	EUR	814	1,095
Legg Mason Real Estate CDO Corp.
0.444% due 05/25/2045		$50,927	48,840
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		1,635	1,733
Lehman XS Trust
0.329% due 04/25/2037 ^		3,341	2,348
0.369% due 11/25/2046		521	393
0.379% due 11/25/2046		26,105	16,387
0.389% due 09/25/2046		334	226
0.449% due 12/25/2035		204	176
0.449% due 02/25/2036		537	432
0.479% due 12/25/2035 ^		43	18
5.110% due 07/25/2035		2,361	2,023
Locat Securitisation Vehicle SRL
0.385% due 12/12/2028	EUR	1,821	2,432
Long Beach Mortgage Loan Trust
0.439% due 05/25/2036		$934	404
0.509% due 01/25/2046		257	210
0.559% due 08/25/2045		9,860	8,522
0.709% due 06/25/2034		12,056	11,246
1.034% due 07/25/2034		8,730	8,397
1.304% due 05/25/2032		198	185
1.304% due 07/25/2033		4,005	3,692
3.179% due 11/25/2032		50	41
Marathon Real Estate CDO Ltd.
0.509% due 05/25/2046		95,078	89,373
MASTR Asset-Backed Securities Trust
0.229% due 11/25/2036		11	5
0.229% due 01/25/2037		113	33
0.329% due 08/25/2036		1,845	868

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.369% due 01/25/2036		$5,881	$5,675
0.389% due 11/25/2036		822	349
0.419% due 06/25/2036		8,114	4,117
0.479% due 05/25/2037		25,041	21,709
0.549% due 06/25/2035		375	371
0.809% due 05/25/2035		4,000	3,237
1.229% due 08/25/2033		259	258
4.829% due 05/25/2033		8,272	7,955
MASTR Specialized Loan Trust
0.439% due 02/25/2036		8,624	7,054
0.549% due 01/25/2037		19,705	10,817
Mercator CLO PLC
0.461% due 02/18/2024	EUR	50,205	66,412
0.667% due 10/12/2023		1,000	1,285
Mercury CDO Ltd.
0.598% due 12/08/2040		$110,696	96,306
Merit Securities Corp.
6.690% due 07/28/2033		3,350	3,529
Merrill Lynch First Franklin Mortgage Loan Trust
0.349% due 04/25/2037		5,942	3,269
0.419% due 05/25/2037		42,969	25,653
0.429% due 04/25/2037		47,702	26,533
0.499% due 05/25/2037		63,933	38,585
Merrill Lynch Mortgage Investors Trust
0.329% due 11/25/2037		22,458	10,163
0.339% due 04/25/2037		17,555	8,860
0.359% due 03/25/2037		6,500	3,270
0.459% due 01/25/2047		2,997	2,620
0.489% due 12/25/2036		5,700	4,687
0.629% due 02/25/2047		28,065	18,125
0.679% due 06/25/2036		16,891	15,083
MESA Trust
3.404% due 11/25/2031 ^		1,323	869
Mid-State Trust
3.500% due 12/15/2045		13,651	14,137
4.864% due 07/15/2038		1,361	1,464
6.005% due 08/15/2037		3,984	4,209
8.330% due 04/01/2030		4,390	4,631
Morgan Stanley ABS Capital, Inc.
0.309% due 01/25/2037		7,922	4,269
0.319% due 10/25/2036		11,874	6,356
0.319% due 05/25/2037		776	416
0.329% due 09/25/2036		4,980	2,300
0.329% due 10/25/2036		20,161	10,147
0.329% due 12/25/2036		1,864	954
0.339% due 09/25/2036		41,000	20,550
0.359% due 01/25/2036		1,911	1,887
0.359% due 02/25/2037		35,302	15,529
0.359% due 03/25/2037		35,923	16,332
0.409% due 09/25/2036		2,573	1,304
0.409% due 10/25/2036		15,000	7,647
0.409% due 02/25/2037		23,237	10,299
0.429% due 08/25/2036		14,650	6,656
0.429% due 03/25/2037		19,012	8,722

50	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.429% due 05/25/2037	$36,224	$19,715
0.439% due 05/25/2037	19,226	10,974
0.589% due 11/25/2035	22,000	17,798
0.639% due 06/25/2034	1,811	1,750
0.919% due 01/25/2034	78	75
0.979% due 07/25/2037	2,974	2,750
0.989% due 04/25/2034	4,136	3,983
1.079% due 05/25/2034	11,351	10,535
1.199% due 10/25/2033	4,347	3,994
1.199% due 11/25/2034	386	352
1.239% due 09/25/2034	323	294
1.259% due 03/25/2033	77	74
1.379% due 06/25/2033	3,185	3,075
1.429% due 07/25/2037	8,210	4,156
Morgan Stanley Dean Witter Capital, Inc.
1.529% due 02/25/2033	1,833	1,676
Morgan Stanley Home Equity Loan Trust
0.279% due 04/25/2037	7,703	4,163
0.509% due 12/25/2035	312	288
0.529% due 04/25/2037	17,453	9,735
Morgan Stanley IXIS Real Estate Capital Trust
0.249% due 11/25/2036	16,492	7,176
0.289% due 11/25/2036	18,961	8,300
0.399% due 11/25/2036	19,821	8,817
Morgan Stanley Mortgage Loan Trust
0.409% due 02/25/2037	816	432
5.622% due 01/25/2047	1,041	970
5.750% due 04/25/2037 ^	709	567
5.754% due 01/25/2047	17,291	13,745
6.000% due 07/25/2047 ^	986	874
Mountain View Funding CLO Ltd.
0.528% due 04/15/2019	1,951	1,929
MSIM Peconic Bay Ltd.
0.546% due 07/20/2019	1,427	1,421
N-Star Real Estate CDO Ltd.
0.529% due 07/27/2040	4,455	4,132
Nationstar Home Equity Loan Trust
0.309% due 06/25/2037	574	533
0.349% due 09/25/2036	175	171
0.409% due 03/25/2037	766	576
0.429% due 06/25/2037	340	215
0.499% due 04/25/2037	550	293
Navigare Funding CLO Ltd.
0.524% due 05/20/2019	1,276	1,274
New Century Home Equity Loan Trust
0.359% due 05/25/2036	1,243	741
0.689% due 07/25/2035	836	676
0.919% due 08/25/2034	181	167
Newcastle CDO Ltd.
0.460% due 05/25/2052	22,420	21,579
0.590% due 12/24/2039	23,396	22,051
Newcastle Investment Trust
6.000% due 07/10/2035	14,428	14,618
6.800% due 12/10/2033	14,113	14,754

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032		$6,267	$6,188
5.410% due 11/15/2032		8,312	8,350
6.190% due 12/15/2013		1,504	1,566
6.340% due 04/15/2029		901	920
7.945% due 03/15/2022		4,037	3,094
8.150% due 09/15/2029		6,510	5,065
Octagon Investment Partners Ltd.
0.522% due 08/25/2021		10,000	9,750
0.562% due 11/28/2018		1,661	1,643
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.429% due 12/25/2035		4,211	4,100
Option One Mortgage Loan Trust Asset-Backed Certificates
0.319% due 01/25/2037		10,000	5,115
0.319% due 02/25/2037		2,270	1,234
0.359% due 07/25/2037		9,244	4,945
0.639% due 11/25/2035		5,000	3,456
1.034% due 10/25/2032		5,456	4,969
1.079% due 07/25/2032		2,016	1,832
1.079% due 01/25/2034		4,488	4,116
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		4,100	4,227
7.650% due 03/15/2032		8,297	8,868
Ownit Mortgage Loan Trust
3.638% due 12/25/2036		13,683	6,120
Pacifica CDO Corp.
0.524% due 01/26/2020		10,161	10,081
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.629% due 09/25/2035		200	187
0.649% due 09/25/2035		12,500	10,198
0.679% due 07/25/2035		6,275	5,876
0.699% due 01/25/2036		3,587	3,571
0.899% due 03/25/2035		4,500	3,800
1.199% due 12/25/2034		2,311	2,312
Penta CLO S.A.
0.518% due 06/04/2024	EUR	14,912	19,352
People’s Choice Home Loan Securities Trust
0.899% due 05/25/2035 ^		$6,000	4,733
Plymouth Rock CLO Ltd.
3.263% due 02/16/2019		713	714
Popular ABS Mortgage Pass-Through Trust
0.459% due 07/25/2035		1,486	1,234
0.839% due 08/25/2035		4,326	3,914
4.669% due 01/25/2036		185	163
5.251% due 04/25/2035		129	107
Primus CLO Ltd.
0.501% due 07/15/2021		10,039	9,715
Quest Trust
2.429% due 05/25/2033		540	531

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	51

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RAAC Series
0.369% due 09/25/2045	$446	$439
0.469% due 05/25/2046	18,423	16,220
0.529% due 02/25/2046	832	722
0.529% due 11/25/2046	1,130	872
0.559% due 10/25/2046	5,778	4,495
0.679% due 02/25/2037	5,000	3,168
1.379% due 09/25/2047	5,378	5,253
Renaissance Home Equity Loan Trust
0.619% due 08/25/2033	1,993	1,842
0.679% due 12/25/2033	149	146
Residential Asset Mortgage Products Trust
0.349% due 07/25/2036	19,253	17,970
0.359% due 11/25/2036	22,038	18,820
0.369% due 03/25/2036	13,086	12,339
0.409% due 01/25/2036	6,707	6,213
0.609% due 11/25/2035	9,673	7,255
0.729% due 02/25/2035	5,645	5,219
0.769% due 08/25/2035	13,673	11,579
1.049% due 02/25/2034	5,369	5,029
1.109% due 06/25/2034	5,929	5,225
1.169% due 10/25/2033	8,142	7,166
4.790% due 06/25/2033	55	57
4.828% due 12/25/2033	253	256
5.340% due 08/25/2033	1,193	1,200
5.800% due 10/25/2033	247	243
Residential Asset Securities Corp. Trust
0.339% due 06/25/2036	4,904	4,557
0.339% due 07/25/2036	18,504	14,981
0.349% due 11/25/2036	15,395	11,956
0.359% due 04/25/2036	1,740	1,609
0.419% due 10/25/2036	8,000	4,799
0.439% due 07/25/2036	2,200	1,593
0.499% due 01/25/2036	5,087	4,790
0.549% due 03/25/2036	13,529	11,462
0.589% due 11/25/2035	11,690	10,380
0.639% due 01/25/2036	10,500	6,991
0.679% due 07/25/2032 ^	160	135
0.769% due 08/25/2035	7,500	5,479
0.779% due 04/25/2035	4,724	4,177
0.929% due 04/25/2034	3,876	3,095
0.974% due 01/25/2035	7,132	6,561
1.004% due 02/25/2034	7,855	7,210
1.019% due 12/25/2034	11,562	10,324
5.120% due 12/25/2033	4,108	3,726
6.084% due 06/25/2032 ^	4,362	4,173
6.349% due 03/25/2032	187	183
Salomon Brothers Mortgage Securities, Inc.
1.079% due 11/25/2033	2,265	2,101
Saturn CLO Ltd.
0.490% due 05/13/2022	18,000	17,541
Saturn Ventures Ltd.
1.466% due 11/03/2038	3,438	3,387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Saxon Asset Securities Trust
0.679% due 03/25/2032		$831	$754
1.154% due 12/25/2033		7,391	6,819
Securitized Asset-Backed Receivables LLC Trust
0.239% due 12/25/2036 ^		664	216
0.259% due 11/25/2036 ^		258	90
0.429% due 06/25/2036		13,876	8,969
0.839% due 10/25/2035		81	80
1.139% due 01/25/2036		2,994	2,208
Silver Birch CLO BV
0.611% due 02/10/2020	EUR	229	309
SLC Student Loan Trust
4.750% due 06/15/2033		$1,416	1,315
SLM Student Loan Trust
0.394% due 10/25/2039	EUR	10,000	12,115
0.434% due 03/15/2024		$3,200	3,080
0.444% due 12/15/2023		17,705	17,031
0.484% due 12/15/2023	EUR	9,709	12,890
0.494% due 09/15/2021		2,671	3,607
0.494% due 12/16/2041		$4,000	2,806
2.832% due 12/16/2019		4,900	4,994
3.432% due 05/16/2044		38,079	40,104
Soundview Home Loan Trust
0.259% due 06/25/2037		136	100
0.289% due 02/25/2037		277	118
0.309% due 07/25/2037		132	93
0.349% due 11/25/2036		39,275	13,734
0.359% due 05/25/2036		511	470
0.389% due 06/25/2037		14,380	7,533
0.409% due 06/25/2036		10,000	6,077
0.439% due 12/25/2035		2,354	2,272
0.689% due 08/25/2035		26,000	21,723
1.479% due 11/25/2033		1,498	1,498
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	35,753
Streeterville ABS CDO Ltd.
0.616% due 11/03/2040		248,614	179,002
Structured Asset Investment Loan Trust
0.329% due 07/25/2036		17,873	11,810
0.689% due 08/25/2035		2,000	1,045
0.699% due 07/25/2035		12,000	9,199
0.879% due 04/25/2033		952	910
0.914% due 03/25/2035		8,100	6,464
1.154% due 09/25/2034		231	168
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.329% due 05/25/2037		208	208
0.349% due 06/25/2037		10,520	2,444
0.479% due 01/25/2037		5,000	3,058
0.499% due 05/25/2037		13,000	10,989
0.759% due 01/25/2033		176	166
1.279% due 10/25/2037		81,847	38,817
1.529% due 04/25/2033		644	622
1.683% due 04/25/2035		1,115	1,056

52	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.450% due 02/25/2032		$884	$874
5.410% due 06/25/2033		231	230
5.560% due 05/25/2034		1,083	1,134
8.010% due 05/25/2031		4,549	4,038
Symphony CLO Ltd.
1.018% due 01/15/2024		88,800	86,508
Triaxx Prime CDO Ltd.
0.439% due 10/02/2039		57,203	43,045
Truman Capital Mortgage Loan Trust
0.439% due 03/25/2036		255	234
0.929% due 12/25/2032		3,077	2,948
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,487
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		1,228	1,259
6.570% due 08/07/2024		668	693
Venture CDO Ltd.
0.496% due 01/20/2022		10,000	9,758
WaMu Asset-Backed Certificates
0.289% due 04/25/2037		76	36
0.349% due 07/25/2047		10,816	5,062
Wasatch Ltd.
0.422% due 11/14/2022		59,236	57,682
0.505% due 11/14/2022		98,727	96,176
Washington Mutual Asset-Backed Certificates Trust
0.239% due 10/25/2036		218	87
0.329% due 05/25/2036		27,604	14,108
0.359% due 10/25/2036		21,942	8,940
0.419% due 08/25/2036		14,973	6,891
Wells Fargo Home Equity Trust
0.809% due 04/25/2034		242	195
Wrightwood Capital Real Estate CDO Ltd.
0.583% due 11/21/2040		55,695	51,796

Total Asset-Backed Securities (Cost $5,361,999)			5,736,836

SOVEREIGN ISSUES 3.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,527	11,591
4.125% due 09/15/2017	EUR	5,000	7,009
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	1,777,000	563,005
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		154,000	67,306
10.000% due 01/01/2021		277,000	116,054
10.000% due 01/01/2023		156,000	64,248
Korea Housing Finance Corp.
4.125% due 12/15/2015		$11,500	12,195

Total Sovereign Issues (Cost $861,007)			841,408

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Citigroup, Inc.	19,546	$948

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (e)(h)	8,220	24
NVHL S.A. ‘B’ (e)(h)	8,220	24
NVHL S.A. ‘C’ (e)(h)	8,220	24
NVHL S.A. ‘D’ (e)(h)	8,220	24
NVHL S.A. ‘E’ (e)(h)	8,220	23
NVHL S.A. ‘F’ (e)(h)	8,220	23
NVHL S.A. ‘G’ (e)(h)	8,220	23
NVHL S.A. ‘H’ (e)(h)	8,220	23
NVHL S.A. ‘I’ (e)(h)	8,220	23
NVHL S.A. ‘J’ (e)(h)	8,220	23

		234

Total Common Stocks (Cost $1,111)		1,182

WARRANTS 0.0%

INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017	6,775	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (g)	1,200	1,365

INDUSTRIALS 0.0%
United Technologies Corp.
7.500% due 08/01/2015	70,000	4,535

Total Convertible Preferred Securities (Cost $4,627)		5,900

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Ally Financial, Inc.
8.500% due 05/15/2016 (g)	40,000	1,071
GMAC Capital Trust
8.125% due 02/15/2040	30,000	802
SLM Corp. CPI Linked Security
3.568% due 01/16/2018	51,000	1,131

		3,004

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	53

Schedule of Investments PIMCO Income Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (g)	60,000	$5,732

Total Preferred Securities (Cost $8,329)		8,736

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (i) 0.4%
		100,747

U.S. TREASURY BILLS 0.1%
0.054% due 02/06/2014 - 06/26/2014 (f)(l)(n)	$17,435	17,433

Total Short-Term Instruments (Cost $118,178)		118,180

Total Investments in Securities (Cost $31,516,108)		32,643,163

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio	18,348	$184
PIMCO Short-Term Floating NAV Portfolio III	10,050,334	100,463

Total Short-Term Instruments (Cost $100,647)		100,647

Total Investments in Affiliates (Cost $100,647)		100,647

Total Investments 117.5% (Cost $31,616,755)		$32,743,810

Financial Derivative Instruments (k)(m) (2.3%) (Cost or Premiums, net $(571,566))		(634,694)

Other Assets and Liabilities, Net (15.2%)		(4,232,722)

Net Assets 100.0%		$27,876,394

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Perpetual maturity, date shown represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hilton Hotels Corp.	1.000% - 3.932%	11/12/2014	01/22/2013 - 04/08/2013	$257,684	$262,014	0.94%
NVHL S.A. ‘A’	N/A	N/A	03/09/2012	26	24	0.00%
NVHL S.A. ‘B’	N/A	N/A	03/09/2012	26	24	0.00%
NVHL S.A. ‘C’	N/A	N/A	03/09/2012	26	24	0.00%
NVHL S.A. ‘D’	N/A	N/A	03/09/2012	27	24	0.00%
NVHL S.A. ‘E’	N/A	N/A	03/09/2012	27	23	0.00%
NVHL S.A. ‘F’	N/A	N/A	03/09/2012	27	23	0.00%
NVHL S.A. ‘G’	N/A	N/A	03/09/2012	27	23	0.00%

54	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘H’	N/A	N/A	03/09/2012	$27	$23	0.00%
NVHL S.A. ‘I’	N/A	N/A	03/09/2012	27	23	0.00%
NVHL S.A. ‘J’	N/A	N/A	03/09/2012	27	23	0.00%

				$257,951	$262,248	0.94%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.070%	09/30/2013	10/01/2013	$100,600	U.S. Treasury Bonds 3.125% due 11/15/2041	$(51,215)	$100,600	$100,600
					U.S. Treasury Notes 0.375% due 08/31/2015	(51,323)
SSB	0.000%	09/30/2013	10/01/2013	147	Fannie Mae 2.200% due 10/17/2022	(150)	147	147

Total Repurchase Agreements						$(102,688)	$100,747	$100,747

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)			Payable for Reverse Repurchase Agreements
BCY	(1.250%)	05/22/2013	04/17/2015	$		(2,248)	$(2,238)
BOM	0.090%	09/09/2013	10/07/2013			(34,132)	(34,134)
	0.090%	09/18/2013	10/02/2013			(19,463)	(19,463)
BRC	0.450%	09/24/2013	01/16/2014		EUR	(6,038)	(8,169)
DEU	0.020%	10/01/2013	10/18/2013	$		(258,204)	(258,204)
GRE	0.000%	09/18/2013	10/02/2013			(165,404)	(165,404)
	0.000%	09/19/2013	10/03/2013			(17,640)	(17,640)
	0.030%	09/24/2013	10/01/2013			(319,719)	(319,721)
	0.040%	09/20/2013	10/04/2013			(101,069)	(101,070)
	0.080%	09/23/2013	10/07/2013			(80,258)	(80,259)
JPS	0.050%	09/18/2013	10/02/2013			(230,094)	(230,098)
	0.090%	09/20/2013	10/04/2013			(138,188)	(138,191)

Total Reverse Repurchase Agreements							$(1,374,591)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(0.050%)	09/30/2013	10/01/2013	$(100,765)	$(100,765)

Total Sale-Buyback Transactions					$(100,765)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $300,218 at a weighted average interest rate of (0.944%).

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	55

Schedule of Investments PIMCO Income Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2028	$489,500	$(480,064)	$(492,559)
Fannie Mae	4.000%	10/01/2043	413,000	(423,841)	(433,199)
Fannie Mae	4.500%	10/01/2043	732,000	(778,185)	(782,096)

Total Short Sales				$(1,682,090)	$(1,707,854)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(j)	Securities with an aggregate market value of $1,489,474 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$100,600	$(2,238)	$0	$0	$98,362	$(100,340)	$(1,978)
BOM	0	(53,597)	0	0	(53,597)	53,574	(23)
BRC	0	(8,170)	0	0	(8,170)	8,949	779
DEU	0	(258,204)	0	0	(258,204)	258,394	190
GRE	0	(684,093)	0	0	(684,093)	682,328	(1,765)
JPS	0	(368,289)	0	0	(368,289)	366,812	(1,477)
SSB	147	0	0	0	147	(150)	(3)

Master Securities Forward Transactions Agreement
BCY	0	0	(100,765)	(261,767)	(362,532)	76,689	(285,843)
BOA	0	0	0	(218,173)	(218,173)	0	(218,173)
DEU	0	0	0	0	0	(330)	(330)
FOB	0	0	0	(45,943)	(45,943)	(12,090)	(58,033)
GSC	0	0	0	(269,246)	(269,246)	(350)	(269,596)
JPS	0	0	0	(875,330)	(875,330)	0	(875,330)
MSC	0	0	0	(37,395)	(37,395)	(35,120)	(72,515)
SAL	0	0	0	0	0	(8,080)	(8,080)

Total Borrowings and Other Financing Transactions	$100,747	$(1,374,591)	$(100,765)	$(1,707,854)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

56	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
5-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	320	$(543)	$0	$0
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	486	(1,330)	15	0
British pound currency December Futures	Short	12/2013	436	(1,246)	0	(142)
Euro currency December Futures	Short	12/2013	800	(2,552)	0	(60)

Total Futures Contracts				$(5,671)	$15	$(202)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
Index/Tranches						Asset	Liability
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$91,971	$6,979	$9,748	$0	$(14)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	647,650	46,392	44,061	0	(85)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	1,236,900	73,204	13,580	0	(542)

				$126,575	$67,389	$0	$(641)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$(14,061)	$(14,048)	$960	$0
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	(15,073)	(33,839)	2,147	0
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	(9,682)	(10,823)	762	0
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2043		415,500	59,118	50,282	0	(3,486)
Receive	3-Month USD-LIBOR	1.000%	06/19/2018	$	335,600	6,071	6,479	0	(156)
Receive	3-Month USD-LIBOR	1.500%	06/19/2020		237,000	8,214	4,066	0	(127)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		390,600	23,279	10,809	0	(232)
Receive	3-Month USD-LIBOR	2.000%	12/18/2023		553,400	43,293	28,544	0	(321)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	3,175,400	(61,286)	(62,495)	12,595	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		397,900	(302)	1,956	1,756	0

						$39,571	$(19,069)	$18,220	$(4,322)

Total Swap Agreements						$166,146	$48,320	$18,220	$(4,963)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	57

Schedule of Investments PIMCO Income Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(l)	Securities with an aggregate market value of $207,090 and cash of $62,515 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$15	$18,220	$18,235	$0	$(202)	$(4,963)	$(5,165)

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2013		AUD	36,653	$	33,425	$0	$(769)
	10/2013		BRL	34,994		15,173	0	(617)
	10/2013		EUR	816,455		1,091,312	0	(13,230)
	10/2013	$		11,690	AUD	13,104	535	0
	10/2013			15,692	BRL	34,994	97	0
	10/2013			8,574	EUR	6,510	233	0
BPS	10/2013		EUR	2,040	$	2,755	0	(5)
	10/2013		GBP	176,872		274,445	0	(11,893)
BRC	10/2013			2,072		3,287	0	(67)
	10/2013	$		7,783	AUD	8,315	0	(26)
	10/2013			931,454	GBP	580,427	8,200	0
	10/2013			29,528	KRW	34,501,760	2,532	0
	11/2013		GBP	575,178	$	923,048	0	(7,867)
	12/2013	$		1,244	MXN	16,204	0	(14)
CBK	10/2013		EUR	2,031	$	2,748	0	0
	10/2013		GBP	9,608		15,026	0	(528)
	10/2013		JPY	176,435		1,768	0	(27)
	10/2013	$		51,473	AUD	55,139	125	(159)
	10/2013			992,125	EUR	734,946	2,148	0
	11/2013		AUD	23,929	$	22,280	5	0
	11/2013		CHF	2,551		2,724	0	(98)
	11/2013		EUR	731,397		987,477	0	(2,075)
DUB	10/2013		AUD	82,402		73,420	0	(3,453)
	10/2013		BRL	394,255		176,796	0	(1,093)
	10/2013		GBP	388,977		602,041	0	(27,674)
	10/2013	$		177,633	BRL	394,255	257	0
	10/2013			278,132	EUR	206,024	587	0
	11/2013		EUR	206,024	$	278,151	0	(592)
	01/2014		BRL	394,255		174,133	0	(114)
FBF	10/2013		EUR	8,751		11,478	0	(361)
	10/2013		GBP	763		1,188	0	(47)
	10/2013	$		4,689	GBP	3,009	182	0

58	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	11/2013		BRL	835,992	$	360,062	$0	$(14,201)
GLM	10/2013		EUR	863,599		1,155,743	1	(12,579)
	10/2013		GBP	1,716		2,755	0	(23)
	10/2013	$		312,866	EUR	231,221	22	(80)
	11/2013		EUR	240,154	$	324,983	88	(24)
HUS	10/2013		GBP	5,344		8,380	0	(271)
	10/2013	$		9,314	AUD	9,932	0	(48)
	10/2013			1,624	EUR	1,200	0	(1)
	12/2013			2,514	CAD	2,578	0	(16)
JPM	10/2013		BRL	197,804	$	81,478	0	(7,772)
	10/2013		EUR	73,079		97,261	0	(1,604)
	10/2013		KRW	12,887,698		11,112	0	(864)
	10/2013	$		88,701	BRL	197,804	548	0
	10/2013			608,740	EUR	449,188	0	(1,055)
	11/2013		EUR	456,644	$	618,852	1,054	(23)
	11/2013	$		8,148	EUR	6,036	19	0
	12/2013		MXN	3,311	$	250	0	(2)
	12/2013	$		2,495	CAD	2,584	9	0
MSC	10/2013		BRL	340,688	$	145,465	0	(8,254)
	10/2013	$		152,152	BRL	340,688	1,578	(11)
	10/2013			279,869	EUR	207,510	861	0
	10/2013			3,047	GBP	1,916	55	0
	11/2013		BRL	154,894	$	67,830	0	(1,514)
	11/2013		EUR	206,024		277,902	0	(840)
	01/2014		BRL	185,794		82,210	96	0
RBC	12/2013		CAD	13,395		12,963	0	(15)
RYL	11/2013		GBP	8,211		13,242	0	(47)
UAG	10/2013		BRL	269,145		109,511	0	(11,928)
	10/2013		EUR	314,510		420,841	0	(4,644)
	10/2013		KRW	22,216,470		19,167	0	(1,477)
	10/2013	$		4,412	AUD	4,949	205	0
	10/2013			120,693	BRL	269,145	746	0
	10/2013			328,559	EUR	243,865	1,354	0
	11/2013		EUR	227,049	$	306,201	0	(988)

Total Forward Foreign Currency Contracts							$21,537	$(138,990)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	$	154,200	$281	$62
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		265,600	478	108

								$759	$170

Total Purchased Options								$759	$170

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Schedule of Investments PIMCO Income Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Centex Corp.	(1.000%	)	06/20/2016	0.290%	$	8,500	$913	$(1,080)	$0	$(167)
BRC	FBG Finance Ltd.	(1.600%	)	06/20/2015	0.160%		2,000	0	(51)	0	(51)
DUB	D.R. Horton, Inc.	(1.000%	)	03/20/2016	0.893%		12,500	779	(816)	0	(37)
	D.R. Horton, Inc.	(1.000%	)	06/20/2016	0.998%		14,000	879	(884)	0	(5)
	Deluxe Corp.	(1.000%	)	12/20/2014	0.294%		5,000	192	(237)	0	(45)
	Embarq Corp.	(1.000%	)	06/20/2016	0.975%		4,500	174	(178)	0	(4)
	JC Penney Corp., Inc.	(5.000%	)	09/20/2014	11.114%		1,500	92	(11)	81	0
	Toll Brothers Finance Corp.	(1.000%	)	12/20/2017	1.444%		14,600	1,018	(759)	259	0
FBF	JC Penney Corp., Inc.	(5.000%	)	03/20/2014	10.633%		1,600	48	(9)	39	0
GST	JC Penney Corp., Inc.	(5.000%	)	06/20/2014	10.635%		3,900	211	(65)	146	0
MYC	JC Penney Corp., Inc.	(5.000%	)	06/20/2014	10.635%		1,600	76	(16)	60	0

								$4,382	$(4,106)	$585	$(309)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Japan Government International Bond	1.000%	03/20/2016	0.305%	$	3,100	$(32)	$86	$54	$0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		31,300	(1,754)	2,155	401	0
	Nokia OYJ	5.000%	06/20/2017	1.758%	EUR	6,000	(751)	1,707	956	0
	Panasonic Corp.	1.000%	12/20/2017	0.814%	JPY	160,000	(304)	317	13	0
	SLM Corp.	5.000%	12/20/2013	0.469%	$	1,100	0	13	13	0
	Tokyo Electric Power Co., Inc.	1.000%	12/20/2013	2.647%	JPY	80,000	(44)	41	0	(3)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%		70,000	(43)	38	0	(5)
BPS	JC Penney Corp., Inc.	5.000%	09/20/2017	11.489%	$	5,000	(675)	(240)	0	(915)
BRC	China Government International Bond	1.000%	09/20/2018	0.844%		14,500	(70)	183	113	0
CBK	China Government International Bond	1.000%	09/20/2018	0.844%		28,700	(140)	364	224	0
	Japan Government International Bond	1.000%	03/20/2016	0.305%		700	(5)	17	12	0
	Japan Government International Bond	1.000%	06/20/2016	0.338%		2,600	(1)	49	48	0
	SLM Corp.	5.000%	12/20/2013	0.469%		800	69	(60)	9	0
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.707%		15,400	(653)	146	0	(507)
	China Government International Bond	1.000%	09/20/2018	0.844%		14,500	(63)	177	114	0
FBF	Nokia OYJ	5.000%	06/20/2017	1.758%	EUR	24,200	(4,598)	8,454	3,856	0
	Nokia OYJ	5.000%	09/20/2017	1.859%		1,100	(238)	418	180	0
GST	Brazil Government International Bond	1.000%	09/20/2018	1.707%	$	30,800	(1,313)	298	0	(1,015)
	Japan Government International Bond	1.000%	03/20/2016	0.305%		18,700	(194)	522	328	0
	Mexico Government International Bond	1.000%	09/20/2018	1.180%		19,200	(252)	93	0	(159)
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		6,200	(434)	1,046	612	0
	NRG Energy, Inc.	5.000%	03/20/2019	3.918%		500	(43)	69	26	0

60	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Panasonic Corp.	1.000%	12/20/2017	0.814%	JPY	80,000	$(133)	$140	$7	$0
	Russia Government International Bond	1.000%	09/20/2018	1.709%	$	19,000	(779)	151	0	(628)
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2014	2.647%	JPY	220,000	(264)	247	0	(17)
	Valeant Pharmaceuticals International	5.000%	06/20/2016	1.090%	$	2,700	(43)	330	287	0
HUS	Brazil Government International Bond	1.000%	09/20/2018	1.707%		11,500	(490)	111	0	(379)
	China Government International Bond	1.000%	09/20/2018	0.844%		7,200	(35)	91	56	0
	Japan Government International Bond	1.000%	06/20/2016	0.338%		6,700	(3)	125	122	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%		800	(25)	14	0	(11)
	Russia Government International Bond	1.000%	09/20/2018	1.709%		34,500	(1,400)	259	0	(1,141)
JPM	Brazil Government International Bond	1.000%	09/20/2018	1.707%		19,300	(823)	187	0	(636)
	China Government International Bond	1.000%	09/20/2018	0.844%		12,200	(53)	148	95	0
	Japan Government International Bond	1.000%	03/20/2016	0.305%		6,300	(76)	187	111	0
	Nokia OYJ	5.000%	06/20/2017	1.758%	EUR	20,100	(2,535)	5,738	3,203	0
	Panasonic Corp.	1.000%	12/20/2017	0.814%	JPY	890,000	(1,483)	1,557	74	0
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%	$	1,000	(29)	14	0	(15)
	Russia Government International Bond	1.000%	09/20/2018	1.709%		42,700	(1,761)	349	0	(1,412)
MYC	Japan Government International Bond	1.000%	03/20/2016	0.305%		7,500	(87)	219	132	0
	JC Penney Corp., Inc.	5.000%	03/20/2018	11.408%		2,500	(450)	(38)	0	(488)
	Petrobras International Finance Co.	1.000%	09/20/2015	1.768%		400	(13)	7	0	(6)
RYL	Japan Government International Bond	1.000%	03/20/2016	0.305%		5,200	(61)	152	91	0
UAG	JC Penney Corp., Inc.	5.000%	09/20/2017	11.489%		4,000	(520)	(212)	0	(732)
	NRG Energy, Inc.	5.000%	03/20/2017	2.279%		100	(9)	18	9	0
	NRG Energy, Inc.	5.000%	06/20/2017	2.532%		600	(60)	114	54	0

							$(22,670)	$25,801	$11,200	$(8,069)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BRC	PrimeX.ARM.2-AAA Index	4.580%	12/25/2037	$	10,528	$447	$(91)	$356	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Schedule of Investments PIMCO Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	$	56,121	$(31,498)	$5,453	$0	$(26,045)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		6,672	(3,761)	689	0	(3,072)
	CMBX.NA.AAA.2 Index	0.070%	03/15/2049		9,911	(335)	113	0	(222)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		71,127	(1,899)	(457)	0	(2,356)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		64,481	(2,277)	284	0	(1,993)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		44,000	(1,235)	(639)	0	(1,874)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		8,000	(19)	(284)	0	(303)
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017		50,000	3,588	(33)	3,555	0
BRC	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		17,648	(9,971)	1,781	0	(8,190)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		12,500	(444)	(88)	0	(532)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		30,400	(1,000)	(151)	0	(1,151)
CBK	ABX.HE.AA.6-1 Index	0.320%	07/25/2045		23,552	(11,482)	4,843	0	(6,639)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		135,537	(76,281)	13,382	0	(62,899)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		49,949	(2,273)	618	0	(1,655)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		92,679	(3,240)	381	0	(2,859)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		50,000	(2,106)	(23)	0	(2,129)
DUB	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		24,707	(13,898)	2,432	0	(11,466)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		22,266	(12,553)	2,299	0	(10,254)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		68,130	(1,815)	(439)	0	(2,254)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		271,923	(10,917)	2,513	0	(8,404)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		159,000	(4,321)	(2,451)	0	(6,772)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		10,000	(208)	(171)	0	(379)
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046		33,688	(29,940)	454	0	(29,486)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037		1,424	(1,131)	(215)	0	(1,346)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		228,014	(128,173)	22,357	0	(105,816)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		130,095	(73,341)	13,434	0	(59,907)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		87,810	(2,823)	(86)	0	(2,909)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		192,653	(10,499)	4,545	0	(5,954)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		128,500	(4,751)	(721)	0	(5,472)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		58,000	(1,316)	(879)	0	(2,195)
GST	ABX.HE.A.6-1 Index	0.540%	07/25/2045		13,860	(12,075)	276	0	(11,799)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		52,944	(29,827)	5,257	0	(24,570)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		37,961	(1,292)	37	0	(1,255)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		125,609	(4,516)	634	0	(3,882)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		12,500	(356)	(177)	0	(533)
HUS	CDX.EM-17 5-Year Index	5.000%	06/20/2017		25,000	2,450	(673)	1,777	0
JPM	ABX.HE.AA.6-2 Index	0.170%	05/25/2046		1,130	(475)	(515)	0	(990)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037		388	(237)	(130)	0	(367)
	ABX.HE.AA.7-2 Index	1.920%	01/25/2038		242	(150)	(76)	0	(226)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		17,648	(9,905)	1,715	0	(8,190)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		31,368	(1,496)	459	0	(1,037)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		44,367	(1,736)	364	0	(1,372)
MYC	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		28,237	(15,848)	2,744	0	(13,104)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		16,679	(9,403)	1,722	0	(7,681)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		49,949	(2,462)	810	0	(1,652)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		156,272	(7,382)	2,552	0	(4,830)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		27,500	(998)	(173)	0	(1,171)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		18,700	(682)	(26)	0	(708)
RYL	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		32,649	(18,321)	3,169	0	(15,152)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		6,672	(3,760)	688	0	(3,072)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		14,789	(388)	(69)	0	(457)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		20,000	(415)	(342)	0	(757)
UAG	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		24,974	(1,592)	766	0	(826)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		100,073	(3,628)	539	0	(3,089)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		57,500	(2,105)	(344)	0	(2,449)

						$(566,518)	$88,148	$5,332	$(483,702)

62	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	7.585%	01/02/2015	BRL	704,900	$(328)	$(8,201)	$0	$(8,529)
	Pay	1-Year BRL-CDI	8.440%	01/02/2015		834,700	2,319	(5,522)	0	(3,203)
	Pay	1-Year BRL-CDI	8.420%	01/02/2017		219,700	260	(5,966)	0	(5,706)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		720,000	1,037	(14,577)	0	(13,540)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	915,000	34	1,477	1,511	0
BPS	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	135,000	339	(2,924)	0	(2,585)
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	97,200	(138)	1,565	1,427	0
	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022		75,000	43	4,664	4,707	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	2,209,000	(1,588)	2,111	523	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		130,000	14	201	215	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		2,193,000	(46)	(7,957)	0	(8,003)
CBK	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	100,000	98	6,178	6,276	0
DUB	Pay	1-Year BRL-CDI	7.620%	01/02/2015	BRL	521,000	(67)	(6,126)	0	(6,193)
	Pay	1-Year BRL-CDI	9.130%	01/02/2017		16,200	58	(363)	0	(305)
	Pay	3-Month USD-LIBOR	3.500%	02/20/2023	$	865,000	3,191	7,754	10,945	0
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	54,000	87	(1,470)	0	(1,383)
GLM	Pay	1-Year BRL-CDI	7.550%	01/02/2015		221,000	(192)	(2,549)	0	(2,741)
	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	145,800	(204)	2,343	2,139	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	625,000	(433)	581	148	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		500,000	114	712	826	0
HUS	Pay	1-Year BRL-CDI	9.060%	01/02/2014	BRL	870,000	4,775	2,099	6,874	0
	Pay	1-Year BRL-CDI	7.775%	01/02/2015		9,000	16	(110)	0	(94)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	750,000	(493)	670	177	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		80,000	15	117	132	0
JPM	Pay	1-Year BRL-CDI	8.250%	01/02/2014	BRL	250,000	0	657	657	0
	Pay	1-Year BRL-CDI	7.890%	01/02/2015		83,200	194	(987)	0	(793)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	130,000	(76)	107	31	0
MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	239,900	(464)	(6,404)	0	(6,868)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		990,000	3,083	(21,762)	0	(18,679)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	460,000	$(338)	$447	$109	$0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		1,105,000	38	1,787	1,825	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		500,000	(429)	(2,081)	0	(2,510)
UAG	Pay	1-Year BRL-CDI	8.250%	01/02/2014	BRL	250,000	0	657	657	0
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		609,900	966	(16,574)	0	(15,608)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		315,000	241	(6,835)	0	(6,594)
	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	128,000	(102)	8,136	8,034	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	150,000	10	237	247	0

							$12,034	$(67,908)	$47,460	$(103,334)

Total Swap Agreements							$(572,325)	$41,844	$64,933	$(595,414)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(n)	Securities with an aggregate market value of $607,142 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$865	$0	$2,948	$3,813	$(14,616)	$0	$(66,851)	$(81,467)	$(77,654)	$78,296	$642
BPS	0	0	3,555	3,555	(11,898)	0	(3,667)	(15,565)	(12,010)	10,613	(1,397)
BRC	10,732	0	7,341	18,073	(7,974)	0	(17,927)	(25,901)	(7,828)	8,900	1,072
CBK	2,278	0	6,569	8,847	(2,887)	0	(76,181)	(79,068)	(70,221)	71,116	895
DUB	844	62	11,399	12,305	(32,926)	0	(46,625)	(79,551)	(67,246)	64,713	(2,533)
FBF	182	0	4,075	4,257	(14,609)	0	(214,468)	(229,077)	(224,820)	220,537	(4,283)
GLM	111	0	3,113	3,224	(12,706)	0	(2,741)	(15,447)	(12,223)	0	(12,223)
GST	0	0	1,406	1,406	0	0	(43,858)	(43,858)	(42,452)	34,654	(7,798)
HUS	0	0	9,138	9,138	(336)	0	(1,625)	(1,961)	7,177	(7,229)	(52)
JPM	1,630	0	4,171	5,801	(11,320)	0	(15,038)	(26,358)	(20,557)	19,920	(637)
MSC	2,590	0	0	2,590	(10,619)	0	0	(10,619)	(8,029)	2,480	(5,549)
MYC	0	108	2,126	2,234	0	0	(57,697)	(57,697)	(55,463)	50,605	(4,858)
RBC	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
RYL	0	0	91	91	(47)	0	(19,438)	(19,485)	(19,394)	0	(19,394)
UAG	2,305	0	9,001	11,306	(19,037)	0	(29,298)	(48,335)	(37,029)	36,511	(518)

Total Over the Counter	$21,537	$170	$64,933	$86,640	$(138,990)	$0	$(595,414)	$(734,404)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

64	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$15	$15
Swap Agreements	0	0	0	0	18,220	18,220

	$0	$0	$0	$0	$18,235	$18,235

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,537	$0	$21,537
Purchased Options	0	0	0	0	170	170
Swap Agreements	0	17,473	0	0	47,460	64,933

	$0	$17,473	$0	$21,537	$47,630	$86,640

	$0	$17,473	$0	$21,537	$65,865	$104,875

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$202	$0	$202
Swap Agreements	0	641	0	0	4,322	4,963

	$0	$641	$0	$202	$4,322	$5,165

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$138,990	$0	$138,990
Swap Agreements	0	492,080	0	0	103,334	595,414

	$0	$492,080	$0	$138,990	$103,334	$734,404

	$0	$492,721	$0	$139,192	$107,656	$739,569

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(5,099)	$373	$(4,726)
Swap Agreements	0	134,088	0	0	41,267	175,355

	$0	$134,088	$0	$(5,099)	$41,640	$170,629

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,707	$0	$2,707
Swap Agreements	0	16,525	0	0	(25,170)	(8,645)

	$0	$16,525	$0	$2,707	$(25,170)	$(5,938)

	$0	$150,613	$0	$(2,392)	$16,470	$164,691

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	65

Schedule of Investments PIMCO Income Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(3,798)	$(1,873)	$(5,671)
Swap Agreements	0	(25,898)	0	0	(19,018)	(44,916)

	$0	$(25,898)	$0	$(3,798)	$(20,891)	$(50,587)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(175,304)	$0	$(175,304)
Purchased Options	0	0	0	0	(182)	(182)
Swap Agreements	0	(8,079)	0	0	(107,634)	(115,713)

	$0	$(8,079)	$0	$(175,304)	$(107,816)	$(291,199)

	$0	$(33,977)	$0	$(179,102)	$(128,707)	$(341,786)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,445,800	$493,589	$1,939,389
Corporate Bonds & Notes
Banking & Finance	0	2,943,101	13,902	2,957,003
Industrials	0	1,326,698	121,919	1,448,617
Utilities	0	966,069	815	966,884
Convertible Bonds & Notes
Banking & Finance	0	30,360	0	30,360
Industrials	0	565	0	565
Municipal Bonds & Notes
California	0	35,160	0	35,160
New Jersey	0	6,956	0	6,956
New York	0	8,344	0	8,344
Ohio	0	1,526	0	1,526
Tennessee	0	2,429	0	2,429
U.S. Government Agencies	0	6,026,340	0	6,026,340
U.S. Treasury Obligations	0	3,448,782	0	3,448,782
Mortgage-Backed Securities	0	8,906,719	151,847	9,058,566
Asset-Backed Securities	0	5,486,544	250,292	5,736,836
Sovereign Issues	0	841,408	0	841,408
Common Stocks
Financials	948	0	0	948
Health Care	0	0	234	234
Warrants
Industrials	0	0	0	0
Convertible Preferred Securities
Banking & Finance	1,365	0	0	1,365
Industrials	4,535	0	0	4,535
Preferred Securities
Banking & Finance	3,004	0	0	3,004
Industrials	0	5,732	0	5,732
Short-Term Instruments
Repurchase Agreements	0	100,747	0	100,747
U.S. Treasury Bills	0	17,433	0	17,433
	$9,852	$31,600,713	$1,032,598	$32,643,163

66	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$100,647	$0	$0	$100,647

Total Investments	$110,499	$31,600,713	$1,032,598	$32,743,810

Short Sales, at Value
U.S. Government Agencies	$0	$(1,707,854)	$0	$(1,707,854)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	18,220	0	18,235
Over the counter	0	86,183	457	86,640
	$15	$104,403	$457	$104,875

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(202)	(4,963)	0	(5,165)
Over the counter	0	(734,404)	0	(734,404)
	$(202)	$(739,367)	$0	$(739,569)

Totals	$110,312	$29,257,895	$1,033,055	$30,401,262

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$194,379	$105,882	$(44,624)	$(4,715)	$172	$2,835	$249,710	$(10,050)	$493,589	$5,242
Corporate Bonds & Notes
Banking & Finance	25,226	8,864	(4,885)	2	122	(287)	0	(15,140)	13,902	(360)
Industrials	211,463	21,104	(102,010)	(493)	(2,851)	(5,294)	0	0	121,919	(3,184)
Utilities	811	0	0	0	0	4	0	0	815	(12)
Mortgage-Backed Securities	39,396	121,973	(12,754)	1,017	560	(3,858)	9,057	(3,544)	151,847	(3,838)
Asset-Backed Securities	434,121	131,219	(30,581)	666	1,399	5,500	0	(292,032)	250,292	4,517
Common Stocks
Health Care	147	0	0	0	0	87	0	0	234	(34)
Warrants
Industrials	0	0	0	0	0	0	0	0	0	0

	$905,543	$389,042	$(194,854)	$(3,523)	$(598)	$(1,013)	$258,767	$(320,766)	$1,032,598	$2,331

Financial Derivative Instruments - Assets
Over the counter	$579	$0	$0	$0	$0	$(122)	$0	$0	$457	$(122)

Totals	$906,122	$389,042	$(194,854)	$(3,523)	$(598)	$(1,135)	$258,767	$(320,766)	$1,033,055	$2,209

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	67

Schedule of Investments PIMCO Income Fund (Cont.)

(Unaudited)

September 30, 2013

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$23,960	Benchmark Pricing	Base Price	106.50
	469,629	Third Party Vendor	Broker Quote	97.25-107.06
Corporate Bonds & Notes
Banking & Finance	5,467	Benchmark Pricing	Base Price	95.95-100.88
	8,435	Third Party Vendor	Broker Quote	100.25-108.68
Industrials	6,196	Benchmark Pricing	Base Price	95.62
	115,723	Third Party Vendor	Broker Quote	92.50-116.13
Utilities	815	Third Party Vendor	Broker Quote	98.50
Mortgage-Backed Securities	130,963	Benchmark Pricing	Base Price	47.81-101.50
	8,603	Other Valuation Techniques (3)	—	—
	12,281	Third Party Vendor	Broker Quote	78.00-101.50
Asset-Backed Securities	250,292	Benchmark Pricing	Base Price	58.00-101.09
Common Stocks
Health Care	234	Other Valuation Techniques (3)	—	—
Warrants
Industrials	0	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	457	Indicative Market Quotation	Broker Quote	0.04-10.49

Total	$1,033,055

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

68	PIMCO INCOME FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2013

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	69

Notes to Financial Statements (Cont.)

held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about

70	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	71

Notes to Financial Statements (Cont.)

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Fund.

72	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Notes to Financial Statements (Cont.)

of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

74	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Notes to Financial Statements (Cont.)

Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2013, the Fund had $7,363,667 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and

76	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

principal distributions on a pool of mortgage assets. A SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Payment In-Kind Securities  The Fund may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2013 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

Notes to Financial Statements (Cont.)

U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
$3,467,878	$3,116,614	$(6,584,139)	$99	$(268)	$184	$2,174	$0

78	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
$0	$1,869,596	$(1,768,700)	$(433)	$0	$100,463	$896	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on

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Notes to Financial Statements (Cont.)

the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the

80	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

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Notes to Financial Statements (Cont.)

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

82	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized

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Notes to Financial Statements (Cont.)

terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date,

84	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

(v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit

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Notes to Financial Statements (Cont.)

risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund is subject to various or netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash).

86	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements (Cont.)

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Supervisory and Administrative Fee
Fund Name	Institutional Class	Class P	Administrative Class	Class D		A, C and R Classes
PIMCO Income Fund	0.20%	0.30%	0.20%	0.25%	(1)	0.35%
(1)	Effective October 1, 2013, the Fund’s Supervisory and Administrative Fee was increased by 0.04% to 0.29% for Class D per annum.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under

88	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	89

Notes to Financial Statements (Cont.)

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2013, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Income Fund	$333,415	$3,408

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

90	PIMCO INCOME FUND

(Unaudited)

September 30, 2013

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$43,415,552	$37,527,608	$6,381,165	$1,526,859

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	PIMCO Income Fund (1)
	Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	224,579	$2,799,091	640,095	$7,799,168
Class P	95,976	1,195,801	181,942	2,202,470
Administrative Class	14,908	189,842	2,120	25,935
Class D	150,065	1,870,957	327,934	3,992,709
Class A	139,058	1,729,860	266,523	3,239,656
Class C	84,589	1,054,985	171,350	2,078,890
Class R	2,016	25,006	3,942	47,663

Issued as reinvestment of distributions
Institutional Class	27,331	337,974	47,271	576,828
Class P	4,311	53,283	5,643	69,176
Administrative Class	75	924	59	723
Class D	9,386	116,124	14,149	173,368
Class A	8,353	103,225	11,458	140,414
Class C	4,479	55,330	5,792	71,045
Class R	76	939	89	1,092

Cost of shares redeemed
Institutional Class	(232,109)	(2,863,152)	(97,821)	(1,204,881)
Class P	(76,364)	(938,664)	(27,945)	(339,669)
Administrative Class	(5,353)	(65,391)	(207)	(2,539)
Class D	(163,144)	(2,016,970)	(76,774)	(943,573)
Class A	(92,906)	(1,141,891)	(39,309)	(478,791)
Class C	(38,774)	(476,295)	(14,476)	(176,531)
Class R	(996)	(12,371)	(1,565)	(19,039)
Net increase resulting from Fund share transactions	155,556	$2,018,607	1,420,270	$17,254,114
(1)	As of September 30, 2013, one shareholder owned 10% or more of the total Fund’s outstanding shares comprising 12% of the Fund, and the shareholder is a related party of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	91

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2013

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2013, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$31,676,958	$1,478,546	$(411,694)	$1,066,852
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

92	PIMCO INCOME FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.
BOA	Bank of America N.A.	GST	Goldman Sachs International
BOM	Bank of Montreal	HUS	HSBC Bank USA N.A.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FOB	Credit Suisse Securities (USA) LLC	SAL	Citigroup Global Markets, Inc.
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GRE	RBS Securities, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	USD	United States Dollar
GBP	British Pound

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation
BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	93

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and

94	PIMCO INCOME FUND

(Unaudited)

the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	95

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

96	PIMCO INCOME FUND

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments,

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	97

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

98	PIMCO INCOME FUND

(Unaudited)

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	99

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and

100	PIMCO INCOME FUND

(Unaudited)

their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	101

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4012SAR_093013

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2013

PIMCO Real Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	B
■	C
■	R

Page

Chairman’s Letter	2
Important Information About the PIMCO Real Return Fund	5
Fund Summary	8
Expense Example	10
Benchmark Descriptions	11
Financial Highlights	12
Statement of Assets and Liabilities	18
Statement of Operations	20
Statements of Changes in Net Assets	21
Statement of Cash Flows	22
Schedule of Investments	23
Notes to Financial Statements	45
Glossary	69
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements	70

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Over the past six months, investors witnessed periods of heightened market volatility brought on by uncertainty around monetary and fiscal policy, geopolitical concerns in Egypt and Syria, and a slower than-historically expected rebound in the global economy.

In particular, beginning in late May conditions in financial markets deteriorated rapidly as investors reacted to signals by the Federal Reserve (“Fed”) that it might begin to slow its quantitative easing (QE3) asset purchases. Fed Chairman Ben Bernanke outlined a plan for eventually tapering purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. This shift in tone in late May spooked investors, and fueled a broad-based sell-off in fixed income assets through June and again in early September, raising prices for market liquidity and sending yields higher across the risk spectrum.

However, the volatility led to a policy clarification in mid-September. While markets had already begun pricing in a “taper lite,” the Fed surprised most investors when it announced that not only would no tapering occur for now, but also that it had broadened its unemployment and inflation targets. The decision to maintain its $85 billion monthly purchases was believed to reflect the sluggishness of the U.S. economic recovery and continued concerns about fiscal uncertainty in Washington. It also highlighted the unprecedented dependence of asset prices on central bank policy in the absence of strong economic fundamentals. The Fed’s tempered economic outlook and decision to hold off any tapering for the time being, while maintaining the Federal Funds Rate within a narrow range of 0-25 basis points, helped to stabilize bond prices.

Towards the end of the reporting period and into October, investors were kept on edge by the uncertain fiscal policy landscape—namely the partial shutdown of the U.S. government that began during the first week of October, the ongoing debt ceiling negotiations between the White House and Congress, and confirmation proceedings for the next Fed Chairman. Investors were relieved by the last-minute deal announced on October 17 that reached an agreement to reopen the U.S. government and raise the debt ceiling. However, political rancor and dysfunction in Washington is likely to contribute to further volatility in the financial markets.

Although markets have stabilized somewhat and bond yields have generally moved lower from the highs reached in early September, the need for vigilance has increased. The global markets and economy remain uncertain, with potential for added instability from fiscal mishaps in Washington or geopolitical events such as those in Egypt and Syria.

Included below are highlights of the financial markets during our six-month reporting period:

■	U.S. Treasuries generally underperformed most other developed sovereign bond markets on a hedged basis during the reporting period. The threat of a reduction

2	PIMCO REAL RETURN FUND

in the Fed’s asset purchase program (QE3) weighed on U.S. Treasuries through much of the summer, when the 10-year U.S. Treasury yield reached a high of 3.00% in September. U.S. Treasury yields subsequently fell in mid-September due to lower-than-expected job growth, among other sluggish economic indicators, and the Fed’s decision not to taper its asset purchase program. The yield on the benchmark 10-year U.S. Treasury note was 2.61% at the end of the reporting period, compared with 1.85% on March 31, 2013. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 1.77% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 6.40%, as represented by the Barclays U.S. TIPS Index. Real rates backed up beginning in late May amid the Fed’s comments that it would begin to scale down monthly asset purchases by the end of the year if the economy grows as expected. In addition, technical factors further pressured the U.S. TIPS market, causing U.S. TIPS to underperform nominal U.S. Treasuries. Real rate volatility subsided towards the end of the reporting period in response to the Fed’s September announcement to postpone tapering and as technicals improved. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 7.52%.

■

Agency mortgage-backed securities outperformed like-duration U.S. Treasuries amid a general stabilization in interest rates and the Fed’s surprising decision not to taper towards the end of the reporting period. The Fed’s active participation in the MBS sector continued to drive differentiation in performance between coupons. As a result, mid-range coupons were notable outperformers relative to like-duration U.S. Treasuries. These “Fed-supported” origination coupons benefited from the Fed’s decision not to taper, as well as increased demand from real estate investment trusts (“REITs”) and money managers. Prices for non-Agency mortgages rose, particularly those with lower quality collateral. Commercial MBS also outperformed due to an increase in risk appetite on the back of continued accommodative monetary policies.

■

The U.S. investment grade credit market outperformed like-duration U.S. Treasuries as spreads tightened amid improving growth fundamentals in the U.S. and Europe. In terms of relative performance, the financial sector outperformed non-financials as balance sheets and profits continued to improve. The high yield sector also posted strong absolute returns, outperforming most other fixed income sectors driven by investor demand for higher yielding assets with lower duration (or sensitivity to changes in market interest rates) alongside concerns for rising interest rates.

■	Municipal bonds, both tax-exempt and taxable, posted negative absolute returns as municipal yields moved higher. Rising interest rate concerns associated with

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	3

Chairman’s Letter (Cont.)

the possibility of Fed tapering, along with harmful headlines about municipal bonds issued by Detroit and Puerto Rico, drove market weakness during the period. Longer duration and lower quality municipal bonds underperformed the general municipal bond market, with new issue volume declining as issuers remained on the sidelines due to concern over a potential rising interest rate environment.

■

Emerging market (“EM”) fixed income assets underperformed U.S. Treasuries as speculation regarding Fed tapering and the implication of slower growth in China weighed on EM fixed income assets, both external and local, despite a September rally after the Fed decided against immediate tapering.

■

Despite a generally volatile period for equities globally, U.S. equities returned 8.31%, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, returned 8.87%. However, emerging market equities, as measured by the MSCI Emerging Markets Index, declined 2.78%.

On the following pages of this PIMCO Funds Semiannual Report, please find specific details of each Fund’s investment performance and a discussion of factors that most affected performance.

Thank you for the trust you have placed in us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com/investments to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board and President PIMCO Funds October 23, 2013

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO REAL RETURN FUND

Important Information About the PIMCO Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund. Bond funds and individual bonds with a longer duration (a measure of the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. The use of derivatives may subject the Fund to greater volatility than investments in traditional securities. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leveraging risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund.

On the Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class B shares are subject to a CDSC, which declines from 5% in the first year to 0% after the fifth year. As of November 1, 2009, Class B shares of PIMCO Funds are no longer available for purchase, except through exchanges and dividend reinvestments. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	5

Important Information About the PIMCO Real Return Fund (Cont.)

may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class B, Class C, Class D and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, or Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same Fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes.

The following table discloses the inception date of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class B	Class C	Class R
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/28/00	04/08/98	01/29/97	01/29/97	01/29/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com/investments, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com/investments. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO REAL RETURN FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	7

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2013

Average Annual Total Return for the period ended September 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	-7.22%	-6.18%	6.62%	5.63%	7.00%
PIMCO Real Return Fund Class P	-7.27%	-6.28%	6.51%	5.53%	6.91%
PIMCO Real Return Fund Administrative Class	-7.34%	-6.42%	6.35%	5.37%	6.73%
PIMCO Real Return Fund Class D	-7.41%	-6.56%	6.19%	5.19%	6.55%
PIMCO Real Return Fund Class A	-7.41%	-6.56%	6.17%	5.17%	6.54%
PIMCO Real Return Fund Class A (adjusted)	-10.88%	-10.06%	5.52%	4.85%	6.35%
PIMCO Real Return Fund Class B	-7.76%	-7.26%	5.37%	4.63%	6.21%
PIMCO Real Return Fund Class B (adjusted)	-12.37%	-11.76%	5.05%	4.63%	6.21%
PIMCO Real Return Fund Class C	-7.64%	-7.03%	5.64%	4.65%	6.01%
PIMCO Real Return Fund Class C (adjusted)	-8.56%	-7.92%	5.64%	4.65%	6.01%
PIMCO Real Return Fund Class R	-7.52%	-6.79%	5.90%	4.91%	6.27%
Barclays U.S. TIPS Index	-6.40%	-6.10%	5.31%	5.23%	6.28%
Lipper Inflation-Protected Bond Funds Average	-5.76%	-5.51%	4.54%	4.62%	6.23%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com/investments or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, 5.00% CDSC on Class B one- and five-year returns, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.48% for Institutional Class shares, 0.58% for Class P shares, 0.73% for Administrative Class shares, 0.88% for Class D shares, 0.88% for Class A shares, 1.63% for Class B shares, 1.38% for Class C shares, and 1.13% for Class R shares.

8	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	Class P - PRLPX	Administrative Class - PARRX	Class D - PRRDX
Class A - PRTNX	Class B - PRRBX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown‡

U.S. Treasury Obligations	86.1%
Sovereign Issues	4.9%
Corporate Bonds & Notes	2.9%
Mortgage-Backed Securities	2.6%
Short-Term Instruments	1.2%
Other	2.3%

‡	% of Total Investments as of 09/30/13

Portfolio Insights

»

The PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute returns as rising real yields led U.S. TIPS to deliver negative returns during the reporting period.

»	Exposure to inflation-linked bonds in Australia detracted from relative returns as the Australian inflation-linked market posted negative returns during the reporting period.

»	Short exposure to French inflation-linked bonds detracted from relative returns as inflation-linked bonds in France posted positive returns during the reporting period.

»	Exposure to inflation-linked bonds in Brazil detracted from relative returns as rising real yields led the Brazilian inflation-linked market to post negative returns during the reporting period.

»	Exposure to select residential mortgage-backed securities (“RMBS”) benefited relative returns as a result of higher income compared to the bonds held in the Fund’s benchmark index.

»	Residual currency exposure to the Brazilian real and Mexican peso detracted from relative returns as these currencies depreciated relative to the U.S. dollar during the reporting period.

»	Holdings of select corporate bonds benefited relative returns as a result of higher income compared to the bonds held in the Fund’s benchmark index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2013 to September 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Beginning Account Value (04/01/13)	Ending Account Value (09/30/13)	Expenses Paid During Period*	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$927.80	$2.27	$1,000.00	$1,022.71	$2.38	0.47%
Class P	1,000.00	927.30	2.75	1,000.00	1,022.21	2.89	0.57
Administrative Class	1,000.00	926.60	3.48	1,000.00	1,021.46	3.65	0.72
Class D	1,000.00	925.90	4.20	1,000.00	1,020.71	4.41	0.87
Class A	1,000.00	925.90	4.20	1,000.00	1,020.71	4.41	0.87
Class B	1,000.00	922.40	7.81	1,000.00	1,016.95	8.19	1.62
Class C	1,000.00	923.60	6.61	1,000.00	1,018.20	6.93	1.37
Class R	1,000.00	924.80	5.40	1,000.00	1,019.45	5.67	1.12

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	PIMCO REAL RETURN FUND

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	11

Financial Highlights PIMCO Real Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Institutional Class
04/01/2013 - 09/30/2013+	$12.25	$0.15	$(1.03)	$(0.88)	$(0.07)	$0.00	$(0.07)
03/31/2013	11.95	0.17	0.73	0.90	(0.33)	(0.27)	(0.60)
03/31/2012	11.49	0.34	0.93	1.27	(0.42)	(0.39)	(0.81)
03/31/2011	10.87	0.28	0.63	0.91	(0.29)	0.00	(0.29)
03/31/2010	10.00	0.40	0.93	1.33	(0.46)	0.00	(0.46)
03/31/2009	11.45	0.33	(1.05)	(0.72)	(0.34)	(0.39)	(0.73)
Class P
04/01/2013 - 09/30/2013+	12.25	0.15	(1.04)	(0.89)	(0.06)	0.00	(0.06)
03/31/2013	11.95	0.15	0.74	0.89	(0.32)	(0.27)	(0.59)
03/31/2012	11.49	0.32	0.94	1.26	(0.41)	(0.39)	(0.80)
03/31/2011	10.87	0.28	0.62	0.90	(0.28)	0.00	(0.28)
03/31/2010	10.00	0.34	0.98	1.32	(0.45)	0.00	(0.45)
04/30/2008 - 03/31/2009	11.22	0.10	(0.63)	(0.53)	(0.30)	(0.39)	(0.69)
Administrative Class
04/01/2013 - 09/30/2013+	12.25	0.14	(1.04)	(0.90)	(0.05)	0.00	(0.05)
03/31/2013	11.95	0.14	0.73	0.87	(0.30)	(0.27)	(0.57)
03/31/2012	11.49	0.30	0.94	1.24	(0.39)	(0.39)	(0.78)
03/31/2011	10.87	0.25	0.64	0.89	(0.27)	0.00	(0.27)
03/31/2010	10.00	0.38	0.93	1.31	(0.44)	0.00	(0.44)
03/31/2009	11.45	0.27	(1.01)	(0.74)	(0.32)	(0.39)	(0.71)
Class D
04/01/2013 - 09/30/2013+	12.25	0.13	(1.04)	(0.91)	(0.04)	0.00	(0.04)
03/31/2013	11.95	0.12	0.73	0.85	(0.28)	(0.27)	(0.55)
03/31/2012	11.49	0.29	0.93	1.22	(0.37)	(0.39)	(0.76)
03/31/2011	10.87	0.24	0.63	0.87	(0.25)	0.00	(0.25)
03/31/2010	10.00	0.36	0.93	1.29	(0.42)	0.00	(0.42)
03/31/2009	11.45	0.25	(1.01)	(0.76)	(0.30)	(0.39)	(0.69)

Please see footnotes on page 16.

12	PIMCO REAL RETURN FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.30	(7.22)%	$8,150,160	0.47	%*	0.47	%*	0.45	%*	0.45	%*	2.58	%*	17%
12.25	7.61	10,059,104	0.48		0.48		0.45		0.45		1.37		41
11.95	11.31	8,963,508	0.47		0.47		0.45		0.45		2.88		129
11.49	8.48	7,559,915	0.46		0.46		0.45		0.45		2.51		174
10.87	13.51	7,762,237	0.48		0.48		0.45		0.45		3.79		408
10.00	(5.91)	5,101,322	0.65		0.65		0.45		0.45		3.13		915

11.30	(7.27)	947,758	0.57	*	0.57	*	0.55	*	0.55	*	2.61	*	17
12.25	7.50	1,886,341	0.58		0.58		0.55		0.55		1.25		41
11.95	11.19	1,616,504	0.57		0.57		0.55		0.55		2.68		129
11.49	8.37	1,176,669	0.56		0.56		0.55		0.55		2.45		174
10.87	13.39	670,522	0.56		0.56		0.55		0.55		3.18		408
10.00	(4.38)	2,031	0.86	*	0.86	*	0.55	*	0.55	*	1.14	*	915

11.30	(7.34)	1,358,534	0.72	*	0.72	*	0.70	*	0.70	*	2.39	*	17
12.25	7.34	1,736,194	0.73		0.73		0.70		0.70		1.10		41
11.95	11.03	1,501,744	0.72		0.72		0.70		0.70		2.54		129
11.49	8.21	1,192,602	0.71		0.71		0.70		0.70		2.24		174
10.87	13.22	1,060,100	0.73		0.73		0.70		0.70		3.57		408
10.00	(6.14)	738,750	0.94		0.94		0.70		0.70		2.59		915

11.30	(7.41)	1,720,009	0.87	*	0.87	*	0.85	*	0.85	*	2.28	*	17
12.25	7.18	2,528,152	0.88		0.88		0.85		0.85		0.97		41
11.95	10.86	2,275,872	0.87		0.87		0.85		0.85		2.45		129
11.49	8.04	1,819,723	0.86		0.86		0.85		0.85		2.10		174
10.87	13.05	1,476,692	0.88		0.88		0.85		0.85		3.42		408
10.00	(6.30)	1,003,987	1.12	(b)	1.12	(b)	0.88	(b)	0.88	(b)	2.42		915

Please see footnotes on page 16.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	13

Financial Highlights PIMCO Real Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class A
04/01/2013 - 09/30/2013+	$12.25	$0.13	$(1.04)	$(0.91)	$(0.04)	$0.00	$(0.04)
03/31/2013	11.95	0.13	0.72	0.85	(0.28)	(0.27)	(0.55)
03/31/2012	11.49	0.30	0.92	1.22	(0.37)	(0.39)	(0.76)
03/31/2011	10.87	0.23	0.63	0.86	(0.24)	0.00	(0.24)
03/31/2010	10.00	0.37	0.91	1.28	(0.41)	0.00	(0.41)
03/31/2009	11.45	0.23	(0.99)	(0.76)	(0.30)	(0.39)	(0.69)
Class B
04/01/2013 - 09/30/2013+	12.25	0.09	(1.04)	(0.95)	(0.00)^	0.00	(0.00)^
03/31/2013	11.95	0.09	0.67	0.76	(0.19)	(0.27)	(0.46)
03/31/2012	11.49	0.29	0.84	1.13	(0.28)	(0.39)	(0.67)
03/31/2011	10.87	0.15	0.63	0.78	(0.16)	0.00	(0.16)
03/31/2010	10.00	0.31	0.90	1.21	(0.34)	0.00	(0.34)
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)	(0.61)
Class C
04/01/2013 - 09/30/2013+	12.25	0.10	(1.04)	(0.94)	(0.01)	0.00	(0.01)
03/31/2013	11.95	0.07	0.72	0.79	(0.22)	(0.27)	(0.49)
03/31/2012	11.49	0.24	0.92	1.16	(0.31)	(0.39)	(0.70)
03/31/2011	10.87	0.18	0.63	0.81	(0.19)	0.00	(0.19)
03/31/2010	10.00	0.30	0.93	1.23	(0.36)	0.00	(0.36)
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)	(0.64)

Please see footnotes on page 16.

14	PIMCO REAL RETURN FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.30	(7.41)%	$3,443,078	0.87	%*	0.87	%*	0.85	%*	0.85	%*	2.25	%*	17%
12.25	7.18	4,896,233	0.88		0.88		0.85		0.85		1.02		41
11.95	10.86	4,813,730	0.87	(c)	0.87	(c)	0.85	(c)	0.85	(c)	2.50		129
11.49	7.99	4,264,937	0.91		0.91		0.90		0.90		2.06		174
10.87	13.00	3,868,404	0.93		0.93		0.90		0.90		3.45		408
10.00	(6.33)	3,115,455	1.15		1.15		0.90		0.90		2.24		915

11.30	(7.76)	13,212	1.62	*	1.62	*	1.60	*	1.60	*	1.50	*	17
12.25	6.38	18,826	1.63		1.63		1.60		1.60		0.72		41
11.95	10.02	47,583	1.62	(c)	1.62	(c)	1.60	(c)	1.60	(c)	2.42		129
11.49	7.19	135,904	1.66		1.66		1.65		1.65		1.29		174
10.87	12.16	316,880	1.68		1.68		1.65		1.65		2.89		408
10.00	(7.03)	379,558	1.87		1.87		1.65		1.65		1.82		915

11.30	(7.64)	1,917,244	1.37	*	1.37	*	1.35	*	1.35	*	1.78	*	17
12.25	6.65	2,931,665	1.38		1.38		1.35		1.35		0.53		41
11.95	10.31	2,945,357	1.37	(c)	1.37	(c)	1.35	(c)	1.35	(c)	2.00		129
11.49	7.46	2,625,825	1.41		1.41		1.40		1.40		1.55		174
10.87	12.44	2,387,310	1.43		1.43		1.40		1.40		2.84		408
10.00	(6.80)	1,543,052	1.64		1.64		1.40		1.40		1.81		915

Please see footnotes on page 16.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	15

Financial Highlights PIMCO Real Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Class R
04/01/2013 - 09/30/2013+	$12.25	$0.11	$(1.03)	$(0.92)	$(0.03)	$0.00	$(0.03)
03/31/2013	11.95	0.09	0.73	0.82	(0.25)	(0.27)	(0.52)
03/31/2012	11.49	0.25	0.94	1.19	(0.34)	(0.39)	(0.73)
03/31/2011	10.87	0.20	0.64	0.84	(0.22)	0.00	(0.22)
03/31/2010	10.00	0.33	0.93	1.26	(0.39)	0.00	(0.39)
03/31/2009	11.45	0.17	(0.96)	(0.79)	(0.27)	(0.39)	(0.66)

+	Unaudited
*	Annualized
**	Effective April 1, 2010, the calculation methodology of the portfolio turnover rate has been updated to exclude investments in the PIMCO Short-Term Floating NAV Portfolio.
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

16	PIMCO REAL RETURN FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate**

$11.30	(7.52)%	$423,975	1.12	%*	1.12	%*	1.10	%*	1.10	%*	1.94	%*	17%
12.25	6.92	536,634	1.13		1.13		1.10		1.10		0.70		41
11.95	10.58	452,520	1.12	(c)	1.12	(c)	1.10	(c)	1.10	(c)	2.10		129
11.49	7.72	327,677	1.16		1.16		1.15		1.15		1.80		174
10.87	12.72	255,267	1.18		1.18		1.15		1.15		3.09		408
10.00	(6.56)	154,856	1.44		1.44		1.15		1.15		1.69		915

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	17

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$19,658,671
Investments in Affiliates	160,059
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,879
Over the counter	35,545
Deposits with counterparty	17,899
Foreign currency, at value	4,823
Receivable for investments sold	111,794
Receivable for Fund shares sold	20,618
Interest and dividends receivable	76,845
Dividends receivable from Affiliates	7
Other assets	105
20,088,245
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,619,197
Payable for sale-buyback transactions	76,689
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,228
Over the counter	81,735
Payable for investments purchased	246,438
Payable for investments in Affiliates purchased	7
Deposits from counterparty	15,280
Payable for Fund shares redeemed	62,661
Dividends payable	1,300
Accrued investment advisory fees	3,469
Accrued supervisory and administrative fees	3,736
Accrued distribution fees	1,415
Accrued servicing fees	1,120
2,114,275
Net Assets	$17,973,970
Net Assets Consist of:
Paid in capital	$18,156,745
(Overdistributed) net investment income	(28,217)
Accumulated undistributed net realized (loss)	(139,747)
Net unrealized (depreciation)	(14,811)
$17,973,970
Cost of Investments in Securities	$19,676,489
Cost of Investments in Affiliates	$160,059
Cost of Foreign Currency Held	$4,827
Cost or Premiums of Financial Derivative Instruments, net	$(12,011)

* Includes repurchase agreements of:	$6,843

18	PIMCO REAL RETURN FUND	See Accompanying Notes

September 30, 2013 (Unaudited)

Net Assets:
Institutional Class	$8,150,160
Class P	947,758
Administrative Class	1,358,534
Class D	1,720,009
Class A	3,443,078
Class B	13,212
Class C	1,917,244
Class R	423,975
Shares Issued and Outstanding:
Institutional Class	721,213
Class P	83,868
Administrative Class	120,218
Class D	152,205
Class A	304,682
Class B	1,169
Class C	169,661
Class R	37,518
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$11.30
Class P	11.30
Administrative Class	11.30
Class D	11.30
Class A	11.30
Class B	11.30
Class C	11.30
Class R	11.30

^	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	19

Statement of Operations PIMCO Real Return Fund

(Unaudited)

(Amounts in thousands)	Six Months Ended September 30, 2013

Investment Income:
Interest, net of foreign taxes*	$328,342
Dividends	683
Dividends from Investments in Affiliates	136
Total Income	329,161

Expenses:
Investment advisory fees	26,570
Supervisory and administrative fees	28,922
Distribution and/or servicing fees - Administrative Class	1,889
Distribution and/or servicing fees - Class D	2,638
Distribution fees - Class B	59
Distribution fees - Class C	6,078
Distribution fees - Class R	596
Servicing fees - Class A	5,192
Servicing fees - Class B	19
Servicing fees - Class C	3,039
Servicing fees - Class R	596
Interest expense	2,338
Total Expenses	77,936

Net Investment Income	251,225

Net Realized Gain (Loss):
Investments in securities	(104,611)
Investments in Affiliates	24
Exchange-traded or centrally cleared financial derivative instruments	(52,110)
Over the counter financial derivative instruments	55,910
Foreign currency	(13,482)
Net Realized (Loss)	(114,269)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(1,874,731)
Investments in Affiliates	(20)
Exchange-traded or centrally cleared financial derivative instruments	40,547
Over the counter financial derivative instruments	(56,495)
Foreign currency assets and liabilities	(3,927)
Net Change in Unrealized (Depreciation)	(1,894,626)
Net (Loss)	(2,008,895)

Net (Decrease) in Net Assets Resulting from Operations	$(1,757,670)

* Foreign tax withholdings	$8

20	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$251,225	$274,052
Net realized gain (loss)	(114,269)	539,026
Net change in unrealized appreciation (depreciation)	(1,894,626)	857,816
Net increase (decrease) resulting from operations	(1,757,670)	1,670,894

Distributions to Shareholders:
From net investment income
Institutional Class	(51,770)	(266,393)
Class P	(8,119)	(49,673)
Administrative Class	(6,787)	(41,355)
Class D	(7,894)	(58,569)
Class A	(15,575)	(115,756)
Class B	(0)^	(428)
Class C	(3,050)	(54,894)
Class R	(1,190)	(10,575)
From net realized capital gains
Institutional Class	0	(224,262)
Class P	0	(44,361)
Administrative Class	0	(39,341)
Class D	0	(58,337)
Class A	0	(111,419)
Class B	0	(443)
Class C	0	(67,378)
Class R	0	(11,757)

Total Distributions	(94,385)	(1,154,941)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(4,767,124)	1,460,378

Total Increase (Decrease) in Net Assets	(6,619,179)	1,976,331

Net Assets:
Beginning of period	24,593,149	22,616,818
End of period*	$17,973,970	$24,593,149

*Including (overdistributed) net investment income of:	$(28,217)	$(185,057)

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	21

Statement of Cash Flows PIMCO Real Return Fund

Six Months Ended September 30, 2013 (Unaudited) (Amounts in thousands)	PIMCO Real Return Fund
Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(1,757,670)

Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(3,648,829)
Proceeds from sales of long-term securities	9,847,324
Purchases of short-term portfolio investments, net	61,865
(Increase) in deposits with counterparty	(17,899)
Decrease in receivable for investments sold	317,819
Decrease in interest and dividends receivable	31,133
(Increase) in exchange-traded or centrally cleared derivatives	(15,078)
Decrease in over the counter derivatives	44,615
Decrease in other assets	3
Increase in payable for investments purchased	239,079
(Decrease) in deposits from counterparty	(8,251)
(Decrease) in accrued investment advisory fees	(1,773)
(Decrease) in accrued supervisory and administrative fees	(2,016)
(Decrease) in accrued distribution fee	(871)
(Decrease) in accrued servicing fee	(667)
Payments on currency transactions	(17,410)
(Decrease) in other liabilities	(1)
Net Realized (Gain) Loss
Investments in securities	104,611
Investments in Affiliates	(24)
Exchange-traded or centrally cleared financial derivative instruments	52,110
Over the counter financial derivative instruments	(55,910)
Foreign currency	13,482
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	1,874,731
Investments in Affiliates	20
Exchange-traded or centrally cleared financial derivative instruments	(40,547)
Over the counter financial derivative instruments	56,495
Foreign currency assets and liabilities	3,927
Net amortization (accretion) on investments	144,854
Net cash provided by operating activities	7,225,122

Cash flows (used for) financing activities:
Proceeds from shares sold	2,269,450
Payments on shares redeemed	(7,094,041)
Cash dividend paid*	(11,057)
Proceeds from reverse repurchase agreements	6,523,428
Payments on reverse repurchase agreements	(8,303,221)
Proceeds from sale-buyback transactions	4,990,439
Payments on sale-buyback transactions	(5,603,489)
Proceeds from deposits from counterparty	5,824
Payments on deposits from counterparty	(7,320)
Net cash (used for) financing activities	(7,229,987)

Net Decrease in Cash and Foreign Currency	(4,865)

Cash and Foreign Currency:
Beginning of period	9,688
End of period	$4,823
* Reinvestment of dividends	$84,013

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$6,560

22	PIMCO REAL RETURN FUND	See Accompanying Notes

Schedule of Investments PIMCO Real Return Fund

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.4%

BANK LOAN OBLIGATIONS 0.1%
AES Corp.
3.750% due 05/27/2018		$4,185	$4,212
Community Health Systems, Inc.
2.429% due 07/25/2014		304	304
HCA, Inc.
2.679% due 05/02/2016		5,250	5,255
Springleaf Financial Funding Co.
5.500% due 05/10/2017		3,813	3,824

Total Bank Loan Obligations (Cost $13,508)			13,595

CORPORATE BONDS & NOTES 3.2%

BANKING & FINANCE 2.4%
Abbey National Treasury Services PLC
1.844% due 04/25/2014		37,000	37,291
Ally Financial, Inc.
0.000% due 06/15/2015		2,000	1,895
2.460% due 12/01/2014		2,000	2,001
3.465% due 02/11/2014		44,900	45,295
3.652% due 06/20/2014		1,000	1,015
4.500% due 02/11/2014		8,700	8,801
7.500% due 12/31/2013		4,300	4,370
American International Group, Inc.
3.750% due 11/30/2013		600	603
Banco Bradesco S.A.
2.363% due 05/16/2014		10,000	10,053
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,796
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	104
Banco Santander Brasil S.A.
2.352% due 03/18/2014		56,600	56,543
4.250% due 01/14/2016		10,000	10,275
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		40,600	40,803
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	972
2.000% due 09/15/2015		$9,100	8,918
2.375% due 05/25/2016		3,600	3,501
2.875% due 11/16/2016	CHF	400	443
5.500% due 05/25/2016		$1,000	1,049
5.500% due 06/26/2017		4,750	4,958
Export-Import Bank of Korea
4.000% due 01/29/2021		2,700	2,779
4.125% due 09/09/2015		3,100	3,286
5.125% due 06/29/2020		3,300	3,637
8.125% due 01/21/2014		500	511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
6.500% due 09/01/2014		$5,500	$5,734
6.750% due 09/01/2016		1,300	1,433
7.125% due 09/01/2018		21,600	24,246
Intesa Sanpaolo SpA
2.662% due 02/24/2014		22,100	22,224
3.125% due 01/15/2016		22,400	22,384
3.625% due 08/12/2015		5,000	5,077
Korea Development Bank
4.375% due 08/10/2015		600	636
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	1,181
Merrill Lynch & Co., Inc.
0.670% due 07/22/2014	EUR	100	135
Morgan Stanley
0.570% due 01/09/2014		$1,300	1,300
1.865% due 01/24/2014		29,100	29,210
Qatari Diar Finance QSC
5.000% due 07/21/2020		500	552
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	740
5.499% due 07/07/2015		1,000	1,064
SLM Corp. CPI Linked Bond
2.278% due 11/01/2016		2,975	2,815
3.138% due 04/01/2014		160	159
3.518% due 03/01/2014		145	145
3.568% due 02/01/2014		1,134	1,136
3.604% due 03/15/2015		60	60
3.638% due 01/31/2014		1,837	1,849
3.668% due 02/01/2014		40	40
3.818% due 11/01/2013		1,344	1,344
Societe Generale S.A.
1.319% due 04/11/2014		45,000	45,189

			434,552

INDUSTRIALS 0.7%
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	2,027
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,347
CSN Islands Corp.
6.875% due 09/21/2019		600	624
D.R. Horton, Inc.
5.625% due 09/15/2014		2,700	2,795
DISH DBS Corp.
7.000% due 10/01/2013		3,800	3,800
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	405
Jones Group, Inc.
5.125% due 11/15/2014		10,000	10,350

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lennar Corp.
5.500% due 09/01/2014		$1,500	$1,556
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		6,109	6,830
Masco Corp.
5.850% due 03/15/2017		4,300	4,676
New York Times Co.
5.000% due 03/15/2015		8,500	8,872
Noble Group Ltd.
4.875% due 08/05/2015		6,800	7,098
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	22,098
Petrobras International Finance Co.
3.875% due 01/27/2016		8,200	8,503
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	9,001
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,687
SABIC Capital BV
3.000% due 11/02/2015		2,400	2,493
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,979
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,349
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,278	3,597
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	814

			126,901

UTILITIES 0.1%
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,706
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,718	4,823
Qtel International Finance Ltd.
4.750% due 02/16/2021		200	211
5.000% due 10/19/2025		1,000	1,010
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	34,000	344
1.850% due 07/28/2014		34,000	345
4.500% due 03/24/2014	EUR	5,300	7,202

			16,641

Total Corporate Bonds & Notes (Cost $563,279)			578,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	$4,100	$3,166

ILLINOIS 0.1%
Will County, Illinois Community Unit School District No. 201-U Crete-Monee General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	6,955

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	3,200

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,445	6,674

Total Municipal Bonds & Notes (Cost $19,706)		19,995

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.239% due 07/25/2037	1,491	1,392
0.279% due 01/25/2021	8	8
0.309% due 03/25/2036	545	501
0.324% due 04/25/2035	34	33
0.529% due 07/25/2037 - 05/25/2042	631	632
0.619% due 05/25/2036	597	598
0.624% due 02/25/2037	2,703	2,697
0.859% due 02/25/2041	13,504	13,615
1.359% due 06/01/2043 - 10/01/2044	2,001	2,046
1.525% due 02/01/2032	6	6
1.602% due 04/01/2032	39	40
1.772% due 04/01/2027	80	84
1.840% due 11/01/2033	39	40
2.010% due 02/01/2034	38	40
2.017% due 10/01/2033	4	4
2.037% due 04/01/2033	470	500
2.333% due 09/01/2034	43	46
2.372% due 05/01/2035	393	416
2.442% due 05/25/2035	55	57
2.505% due 05/01/2036	58	61
3.028% due 04/01/2035	203	215
4.419% due 12/01/2036	177	188
4.595% due 09/01/2034	128	136

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/25/2028	$66	$72
Federal Housing Administration
7.430% due 12/01/2020	47	46
Freddie Mac
0.219% due 12/25/2036	1,160	1,148
0.439% due 08/25/2031	356	348
0.452% due 01/15/2037	35	35
0.459% due 09/25/2031	917	855
1.359% due 02/25/2045	1,551	1,602
1.554% due 07/25/2044	326	333
2.103% due 07/01/2036	218	230
2.220% due 09/01/2036	221	234
2.322% due 10/01/2036	131	140
2.350% due 01/01/2034	401	423
2.657% due 06/01/2033	349	370
2.901% due 01/01/2034	463	495
4.500% due 07/15/2020	2,000	2,132
6.500% due 01/25/2028	31	35
7.000% due 10/15/2030	82	95
Ginnie Mae
0.582% due 06/16/2031 - 03/16/2032	66	66
1.625% due 12/20/2035	1,028	1,069
1.750% due 07/20/2035	40	42
3.500% due 10/01/2043	1,000	1,027
NCUA Guaranteed Notes
0.632% due 10/07/2020	10,091	10,149
2.650% due 10/29/2020	4,717	4,875
Small Business Administration
5.902% due 02/10/2018	2,193	2,430

Total U.S. Government Agencies (Cost $50,566)		51,606

U.S. TREASURY OBLIGATIONS 94.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	630,097	647,080
0.125% due 04/15/2017	96,906	100,006
0.125% due 04/15/2018	266,474	274,739
0.125% due 01/15/2022	820,277	810,825
0.125% due 07/15/2022 (e)	1,931,658	1,904,646
0.125% due 01/15/2023 (e)(g)(i)	393,997	383,593
0.375% due 07/15/2023	363,130	361,513
0.500% due 04/15/2015	225,710	230,771
0.625% due 07/15/2021	1,012,161	1,054,584
0.625% due 02/15/2043 (g)(i)	294,074	241,554
0.750% due 02/15/2042 (i)	25,224	21,632
1.125% due 01/15/2021	353,327	380,696
1.250% due 04/15/2014 (i)	23,554	23,762
1.250% due 07/15/2020 (e)(g)(i)	1,315,523	1,440,652
1.375% due 01/15/2020	353,044	387,562
1.625% due 01/15/2015	479,798	496,216
1.750% due 01/15/2028	326,929	366,672

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2015 (e)(g)(i)		$228,533	$241,433
1.875% due 07/15/2019		374,569	424,712
2.000% due 01/15/2014 (g)(i)		29,182	29,337
2.000% due 01/15/2016		838,967	897,761
2.000% due 01/15/2026		601,511	694,980
2.125% due 01/15/2019		230,198	261,509
2.125% due 02/15/2040 (g)(i)		25,879	30,656
2.375% due 01/15/2025 (e)		589,102	704,023
2.375% due 01/15/2027		393,905	474,625
2.500% due 07/15/2016		535,899	591,792
2.500% due 01/15/2029		179,172	220,556
2.625% due 07/15/2017		401,325	455,786
3.375% due 04/15/2032 (g)		58,458	81,989
3.625% due 04/15/2028 (e)		1,015,393	1,405,843
3.875% due 04/15/2029 (e)		984,239	1,413,345

Total U.S. Treasury Obligations (Cost $17,129,721)			17,054,850

MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
2.916% due 08/25/2035		2,478	2,288
5.129% due 10/25/2035		2,712	2,470
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,892	2,938
American Home Mortgage Assets Trust
0.369% due 05/25/2046		953	674
0.389% due 10/25/2046		13,436	8,524
American Home Mortgage Investment Trust
1.873% due 09/25/2045		2,085	1,945
Arran Residential Mortgages Funding PLC
1.676% due 11/19/2047	EUR	14,281	19,589

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Commercial Mortgage Trust
0.352% due 06/10/2049	$357	$357
5.492% due 02/10/2051	530	582
5.634% due 04/10/2049	497	505
5.857% due 06/10/2049	10,000	11,150
5.924% due 05/10/2045	12,525	13,750
5.934% due 02/10/2051	10,000	11,202
Banc of America Funding Corp.
5.568% due 01/20/2047 ^	625	502
5.753% due 10/25/2036 ^	564	460
5.837% due 01/25/2037	452	343
5.888% due 04/25/2037	352	313
Banc of America Mortgage Securities, Inc.
3.068% due 12/25/2034	1,750	1,720
Banc of America Mortgage Trust
2.739% due 07/25/2035	2,283	2,168
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	6,800	7,429
BCAP LLC Trust
0.349% due 01/25/2037 ^	3,126	2,212
5.238% due 03/26/2037	3,679	3,395
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	3,240	3,251
2.420% due 02/25/2036 ^	737	496
2.674% due 10/25/2035	2,768	2,697
2.735% due 11/25/2030	186	188
2.793% due 03/25/2035	2,850	2,855
2.872% due 05/25/2047 ^	3,103	2,530
2.960% due 01/25/2034	1,598	1,590
2.974% due 02/25/2034	2,516	2,457
3.080% due 01/25/2034	529	532
3.169% due 11/25/2034	361	368
Bear Stearns Alt-A Trust
2.540% due 08/25/2036 ^	680	280
2.611% due 08/25/2036 ^	683	451
2.667% due 05/25/2035	136	136
2.678% due 11/25/2036	2,079	1,452
2.735% due 09/25/2035	193	160
Bear Stearns Commercial Mortgage Securities Trust
5.846% due 06/11/2040	976	995
Chase Mortgage Finance Trust
2.820% due 02/25/2037	198	201
2.842% due 02/25/2037	271	265
5.056% due 12/25/2035	3,549	3,431
Chaseflex Trust
0.679% due 06/25/2035	562	380
Chevy Chase Funding LLC
0.359% due 07/25/2036	978	843
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	936	931
2.270% due 09/25/2035	3,578	3,542
2.290% due 09/25/2035	3,602	3,544
2.510% due 10/25/2035	531	517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.540% due 05/25/2035	$958	$930
2.550% due 10/25/2035	995	962
2.569% due 07/25/2046 ^	2,686	2,104
2.829% due 03/25/2034	380	380
2.890% due 09/25/2037 ^	901	732
5.297% due 08/25/2035	1,850	1,807
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	100	100
5.886% due 11/15/2044	6,178	6,972
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	3,167	3,244
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046	13,397	13,850
Countrywide Alternative Loan Trust
0.349% due 01/25/2037 ^	795	633
0.360% due 02/20/2047	167	111
0.375% due 12/20/2046	10,162	6,847
0.390% due 07/20/2046 ^	10,043	5,638
0.500% due 11/20/2035	1,363	1,087
0.879% due 10/25/2035	365	287
1.099% due 12/25/2035	2,688	1,919
2.897% due 02/25/2037 ^	8,210	6,985
5.500% due 10/25/2033	1,298	1,357
6.000% due 10/25/2032	2	2
6.000% due 01/25/2037 ^	4,916	4,024
6.000% due 02/25/2037 ^	165	120
6.500% due 08/25/2032	1,504	1,525
Countrywide Home Loan Mortgage Pass-Through Trust
0.469% due 04/25/2035	992	828
0.519% due 06/25/2035	4,680	4,084
2.551% due 04/20/2035	362	369
2.559% due 01/20/2035	365	344
2.656% due 03/25/2037 ^	534	358
2.799% due 04/20/2036 ^	543	425
2.842% due 02/25/2047 ^	649	513
2.859% due 11/25/2034	34	32
4.818% due 11/20/2034	695	644
4.953% due 04/25/2035 ^	1,689	1,483
5.033% due 01/20/2035	297	291
5.130% due 02/20/2036 ^	368	320
5.500% due 11/25/2035 ^	498	475
5.500% due 04/25/2038	1,598	1,578
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040	1,462	1,576
5.467% due 09/15/2039	382	417
Credit Suisse First Boston Mortgage Securities Corp.
2.385% due 07/25/2033	40	40
2.459% due 04/25/2034	301	302
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	319	206
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^	639	369

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DECO Series
0.669% due 01/27/2020	GBP	1,187	$1,836
Deutsche ALT-A Securities, Inc.
5.067% due 10/25/2035		$460	399
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035		3,293	3,334
First Horizon Alternative Mortgage Securities
2.193% due 09/25/2034		732	726
2.316% due 06/25/2034		1,259	1,212
6.250% due 08/25/2037 ^		552	475
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		2,385	2,243
Fosse Master Issuer PLC
1.619% due 10/18/2054	EUR	371	502
Granite Mortgages PLC
0.666% due 01/20/2044		$322	320
Greenpoint Mortgage Funding Trust
0.399% due 06/25/2045		85	74
Greenwich Capital Commercial Funding Corp.
0.322% due 11/05/2021		93	92
5.444% due 03/10/2039		700	776
GS Mortgage Securities Trust
1.456% due 03/06/2020		15,271	15,295
GSR Mortgage Loan Trust
2.660% due 11/25/2035		2,710	2,612
2.681% due 09/25/2035		969	972
2.786% due 05/25/2035		2,066	1,870
2.825% due 04/25/2035		193	184
5.050% due 11/25/2035		261	257
5.062% due 11/25/2035 ^		2,835	2,611
Harborview Mortgage Loan Trust
0.369% due 07/21/2036		1,514	1,136
0.401% due 05/19/2035		16	13
0.421% due 03/19/2036		1,559	1,046
0.431% due 01/19/2036		3,124	1,962
0.491% due 11/19/2035		1,969	1,557
0.520% due 06/20/2035		511	468
2.562% due 04/19/2034		372	370
2.630% due 01/19/2035		1,690	1,687
HomeBanc Mortgage Trust
0.449% due 10/25/2035		3,881	3,307
2.509% due 04/25/2037 ^		1,547	853
Impac CMB Trust
1.079% due 10/25/2033		422	412
Indus Eclipse PLC
0.679% due 01/25/2020	GBP	46	70
IndyMac Mortgage Loan Trust
0.379% due 06/25/2047		$3,922	2,899
0.479% due 11/25/2035 ^		378	221
0.479% due 06/25/2037 ^		580	282
2.541% due 10/25/2034		1,250	1,209
2.541% due 12/25/2034		246	225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.690% due 01/25/2036	$494	$409
2.785% due 11/25/2035 ^	140	122
4.646% due 06/25/2036	736	681
4.656% due 09/25/2035 ^	247	17
4.694% due 08/25/2035	466	384
4.694% due 08/25/2035 ^	371	306
4.876% due 10/25/2035	395	336
4.911% due 11/25/2035	1,293	1,239
5.282% due 08/25/2036	1,187	1,159
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	13,300	14,649
5.794% due 02/12/2051	1,210	1,369
JPMorgan Mortgage Trust
2.498% due 08/25/2035	1,328	1,292
2.519% due 06/25/2036	102	90
2.557% due 10/25/2035	333	267
2.758% due 08/25/2035	71	70
2.812% due 07/25/2035	484	481
2.818% due 07/25/2035	258	256
4.025% due 04/25/2035	162	161
5.090% due 06/25/2035	173	175
5.140% due 11/25/2035	964	921
5.254% due 07/25/2035	2,513	2,597
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	5,610	6,223
5.866% due 09/15/2045	11,017	12,356
Luminent Mortgage Trust
0.359% due 12/25/2036	1,913	1,287
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046	3,483	2,491
2.285% due 12/25/2033	3,192	3,122
2.623% due 11/21/2034	1,558	1,615
2.841% due 12/25/2033	134	133
MASTR Alternative Loan Trust
0.579% due 03/25/2036	1,278	271
Mellon Residential Funding Corp.
0.622% due 12/15/2030	424	412
0.662% due 06/15/2030	242	240
0.882% due 11/15/2031	269	266
0.922% due 09/15/2030	119	115
1.042% due 08/15/2032	593	577
2.609% due 10/20/2029	141	141
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036	979	896
0.429% due 11/25/2035	2,399	2,249
0.873% due 03/25/2030	137	133
1.073% due 11/25/2029	90	88
1.179% due 10/25/2035	1,930	1,879
1.666% due 10/25/2035	4,211	4,089
2.193% due 12/25/2034	1,467	1,505
2.313% due 02/25/2033	2,264	2,143
2.380% due 10/25/2035	1,184	1,184
2.511% due 02/25/2034	3,288	3,290

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.534% due 02/25/2035		$1,304	$1,278
4.989% due 12/25/2035		449	427
5.099% due 09/25/2035		553	527
5.337% due 05/25/2036		1,875	1,866
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,437	4,976
Morgan Stanley Capital Trust
6.107% due 06/11/2049		2,960	3,323
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		470	368
Morgan Stanley Re-REMIC Trust
5.993% due 08/15/2045		5,000	5,570
New York Mortgage Trust
2.840% due 05/25/2036		737	642
Nomura Asset Acceptance Corp.
5.239% due 02/25/2036 ^		318	261
5.820% due 03/25/2047		759	763
6.138% due 03/25/2047		703	707
Opera Germany PLC
0.440% due 10/20/2014	EUR	1,850	2,479
Permanent Master Issuer PLC
1.518% due 07/15/2042		8,900	12,120
Provident Funding Mortgage Loan Trust
2.504% due 08/25/2033		$1,575	1,581
2.589% due 04/25/2034		71	71
RBSSP Resecuritization Trust
2.397% due 12/26/2036		2,228	2,256
Residential Accredit Loans, Inc. Trust
0.359% due 06/25/2046		4,482	1,938
0.459% due 12/25/2045		2,384	1,583
0.479% due 08/25/2035		190	148
1.513% due 09/25/2045		254	209
3.633% due 09/25/2035 ^		677	517
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^		125	57
5.000% due 08/25/2019		321	331
5.500% due 06/25/2033		509	532
6.250% due 10/25/2036 ^		1,832	1,405
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		1,348	1,423
Sequoia Mortgage Trust
0.380% due 07/20/2036		3,777	3,409
0.629% due 05/20/2034		1,801	1,674
0.881% due 10/19/2026		94	94
0.940% due 10/20/2027		146	143
0.980% due 10/20/2027		239	230
1.080% due 12/20/2032		237	230
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	1,535	1,972
Structured Adjustable Rate Mortgage Loan Trust
0.499% due 10/25/2035		$1,515	1,285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.559% due 01/25/2035	$44	$32
1.873% due 10/25/2037 ^	517	311
2.485% due 02/25/2034	887	890
2.498% due 09/25/2035	2,047	1,947
2.520% due 08/25/2035	295	270
2.550% due 04/25/2034	31	31
2.569% due 09/25/2034	59	59
2.708% due 09/25/2036 ^	1,282	788
2.852% due 11/25/2035 ^	441	333
5.061% due 05/25/2036	1,500	1,373
Structured Asset Mortgage Investments Trust
0.299% due 08/25/2036	8,695	6,118
0.309% due 03/25/2037	310	227
0.369% due 07/25/2046	8,679	6,468
0.389% due 04/25/2036	1,597	1,116
0.389% due 05/25/2046	6,452	4,754
0.431% due 07/19/2035	2,237	2,068
0.489% due 12/25/2035	526	393
0.841% due 09/19/2032	459	447
0.841% due 10/19/2034	11	11
0.881% due 03/19/2034	578	574
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.485% due 01/25/2034	98	96
5.500% due 05/25/2035	542	566
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	302
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020	6,422	6,342
WaMu Mortgage Pass-Through Certificates
0.439% due 11/25/2045	6,815	6,132
0.469% due 07/25/2045	59	54
0.469% due 10/25/2045	5,826	5,365
0.519% due 01/25/2045	2,456	2,225
0.588% due 10/25/2044	791	708
0.738% due 07/25/2044	3,714	3,442
0.853% due 03/25/2047	11,047	8,367
0.923% due 05/25/2047	1,405	1,191
0.973% due 12/25/2046	5,240	4,220
1.133% due 06/25/2046	180	157
1.159% due 02/25/2046	1,307	1,202
1.353% due 11/25/2042	2	2
1.355% due 05/25/2041	2	2
1.553% due 06/25/2042	277	253
2.072% due 01/25/2037 ^	3,076	2,461
2.136% due 04/25/2037	2,138	1,669
2.204% due 02/27/2034	2,077	2,061
2.207% due 03/25/2033	5,394	5,397
2.350% due 12/25/2036 ^	1,995	1,686
2.434% due 02/25/2037 ^	5,249	4,115
2.437% due 09/25/2035	4,150	3,834
2.449% due 06/25/2033	148	147
2.467% due 12/25/2035	115	106
2.496% due 03/25/2035	326	324
2.547% due 03/25/2034	220	219

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.744% due 12/25/2035	$1,311	$1,204
4.451% due 05/25/2037 ^	5,039	4,119
5.904% due 08/25/2046	7,027	6,444
Washington Mutual MSC Mortgage Pass-Through Certificates
1.123% due 05/25/2046	2,748	1,797
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035	2,744	2,729
2.624% due 01/25/2035	941	916
2.630% due 10/25/2035	486	491
2.636% due 04/25/2036	1,311	1,297
2.642% due 03/25/2036	5,138	4,940
2.644% due 03/25/2035	936	938
2.666% due 06/25/2035	351	351
2.708% due 04/25/2036	665	639
5.004% due 03/25/2036	556	553
5.162% due 10/25/2035	2,879	2,833
5.500% due 05/25/2022	894	947
5.500% due 12/25/2035	138	137
6.000% due 08/25/2036	4,500	4,585

Total Mortgage-Backed Securities (Cost $471,148)		514,241

ASSET-BACKED SECURITIES 2.0%
Access Group, Inc.
1.566% due 10/27/2025	15,784	15,899
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	115	117
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.799% due 05/25/2035	1,800	1,326
AMMC CLO Ltd.
0.487% due 05/03/2018	50	50
Ares CLO Ltd.
0.483% due 03/12/2018	8,941	8,876
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.539% due 10/25/2035	3,300	2,909
Asset-Backed Funding Certificates Trust
0.879% due 06/25/2034	3,197	3,017
Babson CLO, Inc.
0.515% due 11/10/2019	6,329	6,253
Bear Stearns Asset-Backed Securities Trust
0.289% due 11/25/2036	768	514
0.839% due 10/25/2032	3	3
1.179% due 10/25/2037	1,228	1,065
BlackRock Senior Income Series Corp.
0.506% due 04/20/2019	1,821	1,792
Carrington Mortgage Loan Trust
0.499% due 10/25/2035	50	49
Citibank Omni Master Trust
2.932% due 08/15/2018	8,400	8,578

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		$269	$275
Countrywide Asset-Backed Certificates
0.329% due 02/25/2037		3,504	3,107
0.429% due 04/25/2036		2,569	2,510
0.479% due 08/25/2035		484	453
0.569% due 11/25/2034		1,183	1,172
0.799% due 08/25/2035		1,325	1,181
Denver Arena Trust
6.940% due 11/15/2019		204	209
Dryden Leveraged Loan CDO
0.512% due 05/22/2017		1,150	1,142
0.571% due 08/08/2022	EUR	6,939	9,119
Equity One ABS, Inc.
0.479% due 04/25/2034		$154	129
First Alliance Mortgage Loan Trust
0.184% due 12/20/2027		9	8
First Franklin Mortgage Loan Trust
0.659% due 05/25/2035		1,100	980
Galaxy CLO Ltd.
0.506% due 04/25/2019		2,886	2,861
Globaldrive BV
1.727% due 04/20/2018	EUR	103	140
GSAMP Trust
0.549% due 03/25/2047		$3,000	1,730
Halcyon Structured Asset Management CLO Ltd.
0.453% due 05/21/2018		319	319
HSBC Home Equity Loan Trust
0.330% due 03/20/2036		3,226	3,170
HSI Asset Securitization Corp. Trust
0.449% due 02/25/2036		2,300	1,681
Hyundai Capital Auto Funding Ltd.
1.179% due 09/20/2016		1,956	1,937
Lehman XS Trust
0.579% due 10/25/2035		1,625	1,557
Long Beach Mortgage Loan Trust
0.974% due 02/25/2035		1,000	961
Magi Funding PLC
0.578% due 04/11/2021	EUR	9,783	13,087
Merrill Lynch Mortgage Investors Trust
0.259% due 09/25/2037		$143	37
0.299% due 02/25/2037		177	74
Morgan Stanley ABS Capital, Inc.
0.979% due 07/25/2037		445	412
Morgan Stanley Dean Witter Capital, Inc.
1.529% due 02/25/2033		1,482	1,355
Morgan Stanley Home Equity Loan Trust
0.884% due 12/25/2034		1,020	1,002
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		236	189
6.000% due 07/25/2047 ^		310	248

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mountain View Funding CLO Ltd.
0.528% due 04/15/2019		$975	$965
MSIM Peconic Bay Ltd.
0.546% due 07/20/2019		925	922
Navigare Funding CLO Ltd.
0.524% due 05/20/2019		829	828
Octagon Investment Partners Ltd.
0.562% due 11/28/2018		1,150	1,137
Pacifica CDO Corp.
0.524% due 01/26/2020		2,016	2,000
Panhandle-Plains Higher Education Authority, Inc.
0.748% due 10/01/2018		648	648
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.829% due 10/25/2034		1,900	1,809
1.169% due 09/25/2034		977	849
1.229% due 12/25/2034		166	166
Popular ABS Mortgage Pass-Through Trust
0.269% due 06/25/2047 ^		20	17
Renaissance Home Equity Loan Trust
0.679% due 12/25/2033		771	753
Residential Asset Mortgage Products Trust
0.349% due 05/25/2036		450	443
Sherwood Castle Funding PLC
0.697% due 06/15/2016	GBP	1,000	1,614
SLC Student Loan Trust
4.750% due 06/15/2033		$11,080	10,288
SLM Student Loan Trust
0.346% due 04/26/2021		158	158
0.494% due 06/17/2024	EUR	1,513	2,009
1.166% due 07/25/2023		$10,582	10,569
1.766% due 04/25/2023		181,004	186,234
1.832% due 12/15/2017		697	697
2.350% due 04/15/2039		1,058	1,060
3.432% due 05/16/2044		5,480	5,771
Soundview Home Loan Trust
0.319% due 12/25/2036		1,182	1,152
South Carolina Student Loan Corp.
1.010% due 03/02/2020		13,500	13,488
Specialty Underwriting & Residential Finance Trust
0.239% due 01/25/2038		22	22
Structured Asset Investment Loan Trust
0.539% due 10/25/2035		1,149	1,104
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.759% due 01/25/2033		7	6
1.683% due 04/25/2035		410	388
Titrisocram
1.027% due 05/25/2020	EUR	129	175
Volkswagen Car Lease
0.758% due 02/21/2017		106	143

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wood Street CLO BV
0.587% due 03/29/2021	EUR	3,663	$4,859

Total Asset-Backed Securities (Cost $342,074)			351,767

SOVEREIGN ISSUES 5.4%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	67	80
4.000% due 08/20/2020		47,800	81,940
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	987,000	312,710
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014		7,917	8,442
6.000% due 05/15/2015		6,100	6,575
10.000% due 01/01/2023		6,600	2,718
Instituto de Credito Oficial
1.971% due 03/25/2014	EUR	122,500	166,917
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		44,161	58,343
2.100% due 09/15/2017 (b)		8,193	11,185
2.100% due 09/15/2021 (b)		4,841	6,225
3.100% due 09/15/2026 (b)		3,369	4,504
Mexico Government International Bond
3.660% due 03/19/2015	MXN	116,180	8,891
4.000% due 06/13/2019 (b)		414,892	36,211
4.010% due 01/30/2020		1,365,900	103,738
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	15,500	16,191
2.750% due 11/20/2025		66,600	76,922
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	45,700	35,915
Qatar Government International Bond
5.250% due 01/20/2020		$20,000	22,550
6.400% due 01/20/2040		11,100	12,987

Total Sovereign Issues (Cost $985,959)			973,044

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 10/30/2013 (c)		5,000	4,778
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,375

Total Preferred Securities (Cost $17,203)			18,153

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

COMMERCIAL PAPER 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	$67,600	$67,483
Santander S.A.
3.100% due 10/01/2013	5,000	5,000

		72,483

REPURCHASE AGREEMENTS (d) 0.0%
		6,843

U.S. TREASURY BILLS 0.0%
0.075% due 12/19/2013 - 05/29/2014 (a)(i)	4,000	4,000

Total Short-Term Instruments (Cost $83,325)		83,326

Total Investments in Securities (Cost $19,676,489)		19,658,671

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio	15,994,708	$160,059

Total Short-Term Instruments (Cost $160,059)		160,059

Total Investments in Affiliates (Cost $160,059)		160,059

Total Investments 110.3% (Cost $19,836,548)		$19,818,730

Financial Derivative Instruments (f)(h) (0.3%) (Cost or Premiums, net $(12,011))		(45,539)

Other Assets and Liabilities, Net (10.0%)		(1,799,221)

Net Assets 100.0%		$17,973,970

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.080%	09/30/2013	10/01/2013	$2,100	U.S. Treasury Notes 0.250% due 09/30/2015	$(2,143)	$2,100	$2,100
SSB	0.000%	09/30/2013	10/01/2013	4,743	Freddie Mac 2.080% due 10/17/2022	(4,840)	4,743	4,743

Total Repurchase Agreements						$(6,983)	$6,843	$6,843

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	0.090%	09/16/2013	10/03/2013	$(75,030)	$(75,033)
	0.100%	09/18/2013	10/02/2013	(24,318)	(24,319)
	0.110%	09/19/2013	10/03/2013	(48,411)	(48,413)
	0.110%	09/20/2013	10/10/2013	(144,963)	(144,968)
	0.130%	09/23/2013	10/09/2013	(14,481)	(14,481)
BPG	0.190%	09/23/2013	10/08/2014	(74,312)	(74,316)
BSN	0.100%	09/17/2013	10/01/2013	(76,242)	(76,245)
	0.130%	09/25/2013	10/03/2013	(152,587)	(152,591)
	0.160%	05/09/2013	10/16/2013	(195,859)	(195,985)
	0.160%	05/09/2013	10/17/2013	(16,905)	(16,916)
	0.210%	09/06/2013	09/05/2014	(124,950)	(124,968)
GRE	0.200%	09/16/2013	09/22/2014	(149,769)	(149,781)
	0.200%	09/16/2013	10/03/2014	(99,524)	(99,532)
JPS	0.130%	07/08/2013	10/08/2013	(46,733)	(46,748)
TDM	0.200%	09/06/2013	08/18/2014	(124,950)	(124,967)
	0.200%	09/06/2013	08/21/2014	(124,950)	(124,967)
	0.200%	09/06/2013	08/25/2014	(124,950)	(124,967)

Total Reverse Repurchase Agreements					$(1,619,197)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	09/25/2013	10/09/2013	$(16,074)	$(16,086)
	0.140%	09/26/2013	10/09/2013	(20,205)	(20,220)
BPG	0.091%	10/01/2013	10/21/2013	(40,831)	(40,383)

Total Sale-Buyback Transactions					$(76,689)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $2,764,601 at a weighted average interest rate of 0.164%.
(3)	Payable for sale-buyback transactions includes $104 of deferred price drop on sale-buyback transactions.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(e)	Securities with an aggregate market value of $1,717,574 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOM	$0	$(307,214)	$0	$0	$(307,214)	$305,958	$(1,256)
BOS	2,100	0	0	0	2,100	(2,143)	(43)
BPG	0	(74,316)	0	0	(74,316)	74,430	114
BSN	0	(566,705)	0	0	(566,705)	567,987	1,282

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
GRE	$0	$(249,313)	$0	$0	$(249,313)	$249,621	$308
JPS	0	(46,748)	0	0	(46,748)	46,458	(290)
SSB	4,743	0	0	0	4,743	(4,840)	(97)
TDM	0	(374,901)	0	0	(374,901)	375,784	883

Master Securities Forward Transactions Agreement
BCY	0	0	(36,306)	0	(36,306)	35,912	(394)
BPG	0	0	(40,383)	0	(40,383)	40,393	10

Total Borrowings and Other Financing Transactions	$6,843	$(1,619,197)	$(76,689)	$0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - COMEX Gold 100 oz. December Futures	$1,200.000	11/25/2013	236	$(304)	$(229)
Put - COMEX Gold 100 oz. December Futures	1,225.000	11/25/2013	434	(593)	(560)

Total Written Options				$(897)	$(789)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor December Futures	Long	12/2015	500	$(168)	$76	$(17)
10-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	16	(50)	1	0
30-Year Deliverable Interest Rate Swap December Futures	Short	12/2013	389	(1,618)	36	0
90-Day Eurodollar March Futures	Long	03/2016	10,053	(8,630)	503	0
90-Day Eurodollar September Futures	Long	09/2015	4,077	(887)	255	0
Brent Crude November Futures	Long	10/2013	150	(102)	0	(39)
U.S. Treasury 5-Year Note December Futures	Long	12/2013	8,394	15,600	590	0

Total Futures Contracts				$4,145	$1,461	$(56)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	3.750%	12/18/2028	CAD	23,800	$648	$631	$150	$0
Pay	3-Month USD-LIBOR	1.500%	09/16/2016	$	288,500	446	1,000	50	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		387,980	65,460	40,236	62	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		396,400	15,104	(3,732)	156	(6)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	36,270,000	(5,191)	(2,499)	0	(377)

Total Swap Agreements						$76,467	$ 35,636	$418	$(383)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(g)	Securities with an aggregate market value of $55,345 and cash of $17,899 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$1,461	$418	$1,879	$(789)	$(56)	$(383)	$(1,228)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2013		NZD	33,958	$	26,979	$0	$(1,225)
	10/2013	$		59,211	JPY	5,854,453	354	0
	01/2014		BRL	95,657	$	41,872	0	(405)
BRC	10/2013		INR	2,659,822		43,822	1,548	0
	10/2013	$		221,372	AUD	238,192	838	0
	11/2013		AUD	225,266	$	209,268	0	(428)
	11/2013		EUR	35,887		48,524	28	(58)
	11/2013	$		569	DKK	3,135	0	0
	11/2013			1,659	EUR	1,231	6	0
	12/2013		MXN	274,366	$	20,799	0	(34)
CBK	10/2013		AUD	238,192		213,515	0	(8,694)
	10/2013		EUR	328		432	0	(12)
	10/2013	$		291,110	EUR	215,637	614	0
	11/2013		EUR	215,637	$	291,137	0	(611)
	01/2014		BRL	32,666		14,554	116	0

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
DUB	10/2013		BRL	86,606	$	38,837	$0	$(239)
	10/2013		GBP	2,021		3,128	0	(144)
	10/2013		INR	2,697,923		44,528	1,649	0
	10/2013	$		39,021	BRL	86,606	56	0
	12/2013		CAD	7,692	$	7,491	39	0
	12/2013	$		5,547	CLP	2,869,905	87	0
	01/2014		BRL	86,606	$	38,252	0	(25)
FBF	11/2013			31,116		13,402	0	(529)
	12/2013		MXN	236,327		17,901	0	(43)
GLM	10/2013		JPY	6,585,600		66,677	7	(334)
	12/2013		MXN	475,747		36,118	0	(5)
HUS	10/2013		BRL	5,555		2,491	0	(15)
	10/2013	$		2,415	BRL	5,555	91	0
	01/2014		BRL	46,148	$	20,057	0	(339)
JPM	10/2013		INR	1,911,378		31,521	1,143	0
	10/2013	$		89,366	BRL	200,000	875	0
	10/2013			34,480	EUR	25,907	569	0
	10/2013			73,030	INR	4,462,870	0	(2,100)
	12/2013		MXN	358,874	$	27,068	0	(180)
	01/2014		BRL	216,585		94,782	0	(941)
MLC	10/2013	$		42,752	BRL	95,657	409	0
MSC	10/2013		BRL	179,699	$	76,081	0	(4,995)
	10/2013		EUR	22,902		30,571	0	(412)
	10/2013	$		100,587	BRL	226,136	1,447	0
	11/2013		BRL	40,984	$	17,948	0	(401)
	11/2013	$		20,786	BRL	46,554	56	0
	01/2014		BRL	97,410	$	42,302	1	(751)
SCX	10/2013	$		41,736	INR	2,545,100	0	(1,286)
	11/2013		NZD	33,727	$	27,862	0	(87)
UAG	10/2013		EUR	218,314		292,157	0	(3,189)
	10/2013		INR	1,082,156		17,882	683	0
	10/2013	$		25,345	INR	1,546,214	0	(771)

Total Forward Foreign Currency Contracts							$10,616	$(28,253)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	131,900	$6,707	$4,783

Total Purchased Options								$6,707	$4,783

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500%	10/24/2013	EUR	21,900	$(20)	$(6)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.750%	10/24/2013		21,900	(35)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$	553,200	(6,638)	(1,573)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		380,800	(1,056)	(2,573)
RYL	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		569,400	(3,892)	(2,662)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		569,400	(5,741)	(2,681)

								$(17,382)	$(9,498)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (4)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$20,600	$(177)	$(105)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	264,700	(2,362)	(321)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	(439)	(41)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	38,300	(287)	(44)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	(495)	(316)

						$(3,760)	$(827)

Total Written Options						$(21,142)	$(10,325)

(4)	YOY options may have a series of expirations.

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premiums
Balance at 03/31/2013	726	$4,929,650	EUR	1,181,000	JPY	0	$(33,487)
Sales	3,174	5,131,700		43,800		19,700,000	(35,318)
Closing Buys	(363)	(2,248,250)		(207,900)		0	11,965
Expirations	(1,252)	(2,613,000)		(973,100)		(19,700,000)	22,437
Exercised	(1,615)	(2,719,700)		0		0	12,364

Balance at 09/30/2013	670	$2,480,400	EUR	43,800	JPY	0	$(22,039)

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2013 (2)	Notional		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
						Amount (3)				Asset	Liability
BOA	Con-way, Inc.	(1.834%	)	03/20/2018	1.482%	$	10,000	$0	$(157)	$0	$(157)
	RPM International, Inc.	(1.030%	)	03/20/2018	0.808%		8,550	0	(86)	0	(86)
	Trane U.S., Inc.	(0.660%	)	06/20/2015	0.174%		6,000	0	(52)	0	(52)
BPS	Intesa Sanpaolo SpA	(3.000%	)	03/20/2014	0.917%		1,000	40	(51)	0	(11)
	Lennar Corp.	(5.000%	)	09/20/2014	0.457%		1,500	(50)	(19)	0	(69)
BRC	Intesa Sanpaolo SpA	(3.000%	)	03/20/2014	0.917%		2,200	81	(105)	0	(24)
	New York Times Co.	(1.000%	)	03/20/2015	0.333%		1,000	58	(68)	0	(10)
	Tate & Lyle International Finance PLC	(1.150%	)	06/20/2016	0.539%		3,500	0	(59)	0	(59)
CBK	Intesa Sanpaolo SpA	(1.000%	)	09/20/2015	1.663%		5,000	158	(94)	64	0
	Masco Corp.	(1.920%	)	03/20/2017	1.111%		4,300	0	(121)	0	(121)
	Pearson Dollar Finance PLC	(0.690%	)	06/20/2018	0.586%		3,500	0	(18)	0	(18)
	Societe Generale S.A.	(1.000%	)	06/20/2014	0.218%	EUR	2,500	154	(175)	0	(21)
DUB	D.R. Horton, Inc.	(1.000%	)	09/20/2014	0.351%	$	2,700	149	(167)	0	(18)
	DISH DBS Corp.	(1.000%	)	12/20/2013	0.425%		3,800	207	(213)	0	(6)
	Jones Group, Inc.	(1.000%	)	12/20/2014	0.421%		10,000	320	(394)	0	(74)
	Kinder Morgan Kansas, Inc.	(1.000%	)	03/20/2016	0.747%		2,500	76	(92)	0	(16)
	Macy’s Retail Holdings, Inc.	(6.950%	)	09/20/2015	0.301%		3,000	0	(402)	0	(402)
	New York Times Co.	(5.000%	)	03/20/2015	0.333%		7,500	(735)	206	0	(529)
	Pearson Dollar Finance PLC	(0.720%	)	06/20/2018	0.586%		11,000	0	(70)	0	(70)
FBF	Societe Generale S.A.	(3.000%	)	06/20/2014	0.218%	EUR	7,800	49	(273)	0	(224)
GST	Intesa Sanpaolo SpA	(3.000%	)	03/20/2014	0.948%		11,600	673	(839)	0	(166)
MYC	Macy’s Retail Holdings, Inc.	(2.470%	)	09/20/2015	0.293%	$	10,000	0	(439)	0	(439)
	Societe Generale S.A.	(3.000%	)	06/20/2014	0.218%	EUR	10,000	16	(302)	0	(286)
RYL	Springleaf Finance Corp.	(1.820%	)	12/20/2017	3.246%	$	5,000	0	268	268	0
SOG	Pearson Dollar Finance PLC	(1.040%	)	06/20/2018	0.586%		3,500	0	(74)	0	(74)
	Royal Bank of Scotland Group PLC	(3.000%	)	03/20/2015	1.392%		1,000	(2)	(22)	0	(24)

								$1,194	$(3,818)	$332	$(2,956)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
					Notional Amount				Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	50,000	$330	$(1,105)	$0	$(775)
BPS	Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	EUR	21,700	228	508	736	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
					Amount				Asset	Liability
	Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	EUR	55,000	$82	$1,990	$2,072	$0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017		15,300	0	556	556	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		19,200	223	459	682	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		700	(1)	5	4	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		36,800	(359)	1,913	1,554	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	$	37,300	41	(807)	0	(766)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		11,700	252	(433)	0	(181)
BRC	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	3,400	4	12	16	0
	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016	$	115,600	0	(229)	0	(229)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		209,800	52	15	67	0
CBK	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	10,300	3	332	335	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		16,400	256	327	583	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		50,000	80	155	235	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	78,000	1,506	(2,714)	0	(1,208)
DUB	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	10,300	7	328	335	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		17,200	379	232	611	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		50,000	(13)	248	235	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2015	BRL	346,700	(28)	(2,224)	0	(2,252)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017	$	37,100	0	(800)	0	(800)
	Receive	3-Month USD-CPURNSA Index	2.005%	09/06/2017		100,000	0	72	72	0
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		1,500	0	(16)	0	(16)
FBF	Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	EUR	41,100	(143)	1,637	1,494	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		11,800	19	401	420	0
	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		6,600	(5)	36	31	0
	Pay	1-Year BRL-CDI	8.935%	01/02/2017	BRL	26,500	24	(569)	0	(545)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		240,500	(485)	149	0	(336)
	Receive	3-Month USD-CPURNSA Index	2.095%	08/29/2017	$	88,700	0	(276)	0	(276)
GLM	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	EUR	88,650	1,048	2,102	3,150	0
	Pay	1-Year BRL-CDI	8.150%	01/02/2015	BRL	691,300	(1,790)	(4,041)	0	(5,831)
	Pay	1-Year BRL-CDI	8.255%	01/02/2015		164,400	208	(1,124)	0	(916)
	Pay	1-Year BRL-CDI	8.300%	01/02/2017		63,200	39	(1,759)	0	(1,720)
	Receive	3-Month USD-CPURNSA Index	1.860%	09/09/2016	$	160,000	252	(149)	103	0

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
					Amount				Asset	Liability
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	$	98,100	$0	$(2,200)	$0	$(2,200)
	Receive	3-Month USD-CPURNSA Index	2.115%	08/16/2017		191,600	0	(700)	0	(700)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		50,000	0	(32)	0	(32)
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	200	0	(6)	0	(6)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		100,000	(211)	71	0	(140)
JPM	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	EUR	50,000	(44)	279	235	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		19,000	(183)	985	802	0
	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	137,400	(491)	(808)	0	(1,299)
	Pay	1-Year BRL-CDI	9.010%	01/02/2017		19,300	210	(545)	0	(335)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016	$	31,700	0	(11)	0	(11)
MYC	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	35,500	14	1,140	1,154	0
	Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021		17,600	(64)	689	625	0
	Pay	1-Year BRL-CDI	8.270%	01/02/2015	BRL	122,100	(199)	(756)	0	(955)
	Pay	1-Year BRL-CDI	8.220%	01/02/2017		116,800	(100)	(3,243)	0	(3,343)
RYL	Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	EUR	11,200	12	352	364	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		19,000	(182)	984	802	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	$	444,400	246	(9,374)	0	(9,128)
SOG	Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	EUR	40,100	220	1,141	1,361	0
	Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021		22,400	(192)	1,137	945	0
UAG	Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021		50,000	60	175	235	0
	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	119,100	212	(870)	0	(658)
	Pay	1-Year BRL-CDI	8.560%	01/02/2015		918,600	610	(6,153)	0	(5,543)

							$2,127	$(22,514)	$19,814	$(40,201)

Total Swap Agreements							$3,321	$(26,332)	$20,146	$(43,157)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $53,180 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (5)
BOA	$354	$0	$0	$354	$(1,630)	$0	$(1,070)	$(2,700)	$(2,346)	$1,454	$(892)
BPS	0	0	5,604	5,604	0	(105)	(1,027)	(1,132)	4,472	(4,020)	452
BRC	2,420	0	83	2,503	(520)	0	(322)	(842)	1,661	(1,590)	71
CBK	730	0	1,217	1,947	(9,317)	(362)	(1,368)	(11,047)	(9,100)	8,655	(445)
DUB	1,831	4,783	1,253	7,867	(408)	(1,942)	(4,183)	(6,533)	1,334	(360)	974
FBF	0	0	1,945	1,945	(572)	0	(1,381)	(1,953)	(8)	(590)	(598)
GLM	7	0	3,253	3,260	(339)	(2,573)	(11,399)	(14,311)	(11,051)	11,128	77
GST	0	0	0	0	0	0	(166)	(166)	(166)	308	142
HUS	91	0	0	91	(354)	0	(146)	(500)	(409)	0	(409)
JPM	2,587	0	1,037	3,624	(3,221)	0	(1,645)	(4,866)	(1,242)	677	(565)
MLC	409	0	0	409	0	0	0	0	409	0	409
MSC	1,504	0	0	1,504	(6,559)	0	0	(6,559)	(5,055)	2,418	(2,637)
MYC	0	0	1,779	1,779	0	0	(5,023)	(5,023)	(3,244)	(1,890)	(5,134)
RYL	0	0	1,434	1,434	0	(5,343)	(9,128)	(14,471)	(13,037)	12,924	(113)
SCX	0	0	0	0	(1,373)	0	0	(1,373)	(1,373)	1,260	(113)
SOG	0	0	2,306	2,306	0	0	(98)	(98)	2,208	(2,010)	198
UAG	683	0	235	918	(3,960)	0	(6,201)	(10,161)	(9,243)	8,960	(283)

Total Over the Counter	$10,616	$4,783	$20,146	$35,545	$(28,253)	$(10,325)	$(43,157)	$(81,735)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,461	$1,461
Swap Agreements	0	0	0	0	418	418

	$0	$0	$0	$0	$1,879	$1,879

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,616	$0	$10,616
Purchased Options	0	0	0	0	4,783	4,783
Swap Agreements	0	332	0	0	19,814	20,146

	$0	$332	$0	$10,616	$24,597	$35,545

	$0	$332	$0	$10,616	$26,476	$37,424

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$789	$0	$0	$0	$0	$789
Futures	39	0	0	0	17	56
Swap Agreements	0	0	0	0	383	383

	$828	$0	$0	$0	$400	$1,228

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,253	$0	$28,253
Written Options	0	0	0	0	10,325	10,325
Swap Agreements	0	2,956	0	0	40,201	43,157

	$0	$2,956	$0	$28,253	$50,526	$81,735

	$828	$2,956	$0	$28,253	$50,926	$82,963

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$548	$548
Futures	292	0	0	0	(15,678)	(15,386)
Swap Agreements	0	(1,497)	0	0	(35,775)	(37,272)

	$292	$(1,497)	$0	$0	$(50,905)	$(52,110)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,698	$0	$35,698
Purchased Options	0	0	0	1,634	0	1,634
Written Options	0	0	0	1,726	15,982	17,708
Swap Agreements	0	(1,268)	0	0	2,138	870

	$0	$(1,268)	$0	$39,058	$18,120	$55,910

	$292	$(2,765)	$0	$39,058	$(32,785)	$3,800

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$109	$0	$0	$0	$(112)	$(3)
Futures	(101)	0	0	0	1,475	1,374
Swap Agreements	0	0	0	0	39,176	39,176

	$8	$0	$0	$0	$40,539	$40,547

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,094)	$0	$(19,094)
Purchased Options	0	0	0	450	2,178	2,628
Written Options	0	0	0	(2,540)	(7,017)	(9,557)
Swap Agreements	0	(1,708)	0	0	(28,764)	(30,472)

	$0	$(1,708)	$0	$(21,184)	$(33,603)	$(56,495)

	$8	$(1,708)	$0	$(21,184)	$6,936	$(15,948)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,595	$0	$13,595
Corporate Bonds & Notes
Banking & Finance	0	434,552	0	434,552
Industrials	0	123,304	3,597	126,901
Utilities	0	16,641	0	16,641
Municipal Bonds & Notes
California	0	3,166	0	3,166
Illinois	0	6,955	0	6,955
Texas	0	3,200	0	3,200
West Virginia	0	6,674	0	6,674
U.S. Government Agencies	0	41,411	10,195	51,606
U.S. Treasury Obligations	0	17,054,850	0	17,054,850
Mortgage-Backed Securities	0	506,812	7,429	514,241
Asset-Backed Securities	0	349,714	2,053	351,767
Sovereign Issues	0	973,044	0	973,044

42	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2013

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Preferred Securities
Banking & Finance	$13,375	$4,778	$0	$18,153
Short-Term Instruments
Commercial Paper	0	72,483	0	72,483
Repurchase Agreements	0	6,843	0	6,843
U.S. Treasury Bills	0	4,000	0	4,000
	$13,375	$19,622,022	$23,274	$19,658,671

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160,059	$0	$0	$160,059
Total Investments	$173,434	$19,622,022	$23,274	$19,818,730

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,461	418	0	1,879
Over the counter	0	35,545	0	35,545
	$1,461	$35,963	$0	$37,424

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(845)	(383)	0	(1,228)
Over the counter	0	(80,908)	(827)	(81,735)
	$(845)	$(81,291)	$(827)	$(82,963)

Totals	$174,050	$19,576,694	$22,447	$19,773,191

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (2)
Investments in Securities, at Value
Bank Loan Obligations	$11,352	$0	$(11,075)	$6	$30	$(313)	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	1,704	0	(1,706)	(5)	56	(49)	0	0	0	0
Industrials	3,898	0	(119)	(1)	(2)	(179)	0	0	3,597	(163)
U.S. Government Agencies	11,127	0	(956)	0	0	24	0	0	10,195	23
Mortgage-Backed Securities	7,727	0	0	(2)	0	(296)	0	0	7,429	(296)
Asset-Backed Securities	3,267	0	(1,186)	5	15	(48)	0	0	2,053	(29)

	$39,075	$0	$(15,042)	$3	$99	$(861)	$0	$0	$23,274	$(465)

Financial Derivative Instruments - Liabilities
Over the counter	$(1,271)	$0	$0	$0	$0	$444	$0	$0	$(827)	$444

Totals	$37,804	$0	$(15,042)	$3	$99	$(417)	$0	$0	$22,447	$(21)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2013	43

Schedule of Investments PIMCO Real Return Fund (Cont.)

(Unaudited)

September 30, 2013

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$3,597	Third Party Vendor	Broker Quote	109.75
U.S. Government Agencies	46	Benchmark Pricing	Base Price	97.88
	10,149	Third Party Vendor	Broker Quote	100.57
Mortgage-Backed Securities	7,429	Benchmark Pricing	Base Price	109.13
Asset-Backed Securities	116	Benchmark Pricing	Base Price	101.75
	1,937	Third Party Vendor	Broker Quote	99.00

Financial Derivative Instruments - Liabilities
Over the counter	(827)	Indicative Market Quotation	Broker Quote	0.11-0.63

Total	$22,447

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

44	PIMCO REAL RETURN FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2013

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	45

Notes to Financial Statements (Cont.)

held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid and are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period and are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statement of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

46	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2013

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net change in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	47

Notes to Financial Statements (Cont.)

are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

48	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2013

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated

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Notes to Financial Statements (Cont.)

cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

50	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2013

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Notes to Financial Statements (Cont.)

Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding.

Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2013, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

52	PIMCO REAL RETURN FUND

(Unaudited)

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Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the

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Notes to Financial Statements (Cont.)

full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2013	Dividend Income	Net Capital Gain Distributions
$199,018	$3,610,336	$(3,649,299)	$24	$(20)	$160,059	$136	$0

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial

54	PIMCO REAL RETURN FUND

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institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

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Notes to Financial Statements (Cont.)

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, cash or securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect

56	PIMCO REAL RETURN FUND

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the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Fund may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise for a Commodity Option will not include physical delivery of the underlying commodity but will rather settle the amount of the difference between the current market value of the underlying futures contract and the strike price directly into the Fund’s custody account. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be

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Notes to Financial Statements (Cont.)

executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund

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would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	59

Notes to Financial Statements (Cont.)

achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2013 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

60	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2013

7. PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	61

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund is subject to various or netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be

62	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2013

used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	63

Notes to Financial Statements (Cont.)

beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, B, C and R Classes
0.20%	0.30%	0.20%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class B, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for each of Class B and Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class B, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

64	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2013

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 2013, the Distributor received $12,437,269 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $1,500 for each Board of Trustees meeting attended

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	65

Notes to Financial Statements (Cont.)

telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2013, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Real Return Fund	$9,447	$1,815,873

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales

66	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2013

may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$3,025,626	$7,689,002	$1,086,852	$2,770,272

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2013		Year Ended 03/31/2013
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	96,757	$1,119,644	246,965	$3,050,672
Class P	18,182	212,277	79,660	984,860
Administrative Class	19,258	222,511	54,609	677,956
Class D	20,440	239,019	78,111	966,884
Class A	28,726	334,063	110,405	1,365,232
Class B	11	123	57	719
Class C	5,436	64,442	40,070	496,260
Class R	5,660	65,622	19,352	239,565

Issued as reinvestment of distributions
Institutional Class	4,195	48,307	37,457	464,838
Class P	370	4,270	3,996	49,592
Administrative Class	570	6,566	6,152	76,352
Class D	678	7,816	9,340	115,929
Class A	1,189	13,706	16,261	201,813
Class B	0	0	64	790
Class C	193	2,231	7,125	88,449
Class R	97	1,117	1,693	21,015

Cost of shares redeemed
Institutional Class	(201,135)	(2,311,247)	(213,074)	(2,623,013)
Class P	(88,719)	(1,014,445)	(64,886)	(798,935)
Administrative Class	(41,382)	(476,566)	(44,651)	(550,031)
Class D	(75,355)	(866,982)	(71,448)	(880,399)
Class A	(125,046)	(1,434,735)	(129,655)	(1,600,409)
Class B	(379)	(4,376)	(2,566)	(31,585)
Class C	(75,360)	(862,088)	(54,263)	(669,542)
Class R	(12,058)	(138,399)	(15,092)	(186,634)
Net (decrease) resulting from Fund share transactions	(417,672)	$(4,767,124)	115,682	$1,460,378

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	67

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2013

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Investment Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2013, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$20,032,088	$372,382	$(585,740)	$(213,358)
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

68	PIMCO REAL RETURN FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOM	Bank of Montreal	JPM	JPMorgan Chase Bank N.A.
BOS	Banc of America Securities LLC	JPS	JPMorgan Securities, Inc.
BPG	BNP Paribas Securities Corp.	MLC	Merrill Lynch Capital Services, Inc.
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	SOG	Societe Generale
FBF	Credit Suisse International	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
GRE	RBS Securities, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
BRL	Brazilian Real	INR	Indian Rupee
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	MXN	Mexican Peso
CLP	Chilean Peso	NZD	New Zealand Dollar
DKK	Danish Krone	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
COMEX	Commodity Exchange, Inc.	OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	oz.	Ounce
CLO	Collateralized Loan Obligation	YOY	Year-Over-Year

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	69

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements

At a meeting held on August 12-13, 2013, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the independent Trustees, approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2014. The Board also considered and approved for an additional one-year term through August 31, 2014, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2014; and (ii) Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund, each a series of the Trust, for an additional one-year term through August 31, 2014.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC, information about the personnel providing investment management services and supervisory and administrative services to the Funds, and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also

70	PIMCO REAL RETURN FUND

(Unaudited)

heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees, without management present, at the August 12-13, 2013 meeting. The independent Trustees also met with counsel to the Trust on August 2, 2013 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, RALLC, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest between the Funds’ investments and those of other accounts. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has allowed PIMCO to introduce innovative new funds over time, including the PIMCO All Asset suite, the PIMCO CommodityRealReturn Strategy Fund®, the PIMCO Emerging Markets Corporate Bond Fund, the PIMCO Global Advantage® Strategy Bond Fund, the PIMCO Global Multi-Asset Fund, the PIMCO RealRetirement® Funds, the PIMCO Real Return Fund and the PIMCO Unconstrained Bond Fund.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only the counterparties that meet its stringent and monitored criteria. The Trustees also considered that

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Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

PIMCO’s collateral management team utilizes the counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreements were last renewed in 2012, including, but not limited to, undertaking significant technology and outsourcing initiatives, expanding the quality management system for processes/activities, implementing a new relationship management model with key intermediaries, enhancing the Funds’ recordkeeping system to comply with Internal Revenue Service cost basis reporting requirements, transitioning to a proprietary platform for shareholder cash flow reporting, continuing to refine the “Pricing Portal” to streamline and automate certain pricing functions, continuing to migrate shareholder confirmation and statement creation and mailing to Broadridge Investor Connection Solutions, Inc., streamlining processes to enable earlier daily net asset value delivery to major intermediary clients and to enhance transparency in the pricing process, working with PricewaterhouseCoopers LLP to analyze the impact of the Foreign Account Tax Compliance Act, and engaging in extensive preparation and testing of business continuity capabilities to respond quickly in the event of a crisis.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, RALLC’s principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreement and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

(b) Other Services:  The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust. The Board considered the terms of the Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and

72	PIMCO REAL RETURN FUND

(Unaudited)

complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continue to increase. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one-, three-, five-, seven- and ten-year performance, as available, for the periods ended May 31, 2013 and other performance data, as available, for the period ended June 30, 2013 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2013 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 12-13, 2013 meeting. The Trustees noted that the assets of the Funds continued to grow and that a majority of the Funds outperformed the Lipper medians over the three-year and longer periods ended May 31, 2013. The Board noted that, as of May 31, 2013, the Institutional Class of 66%, 79% and 72% of the Funds outperformed its Lipper category median over the three-year, five-year and ten-year period, respectively. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could principally be attributed to differences in the distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least five years of performance history, 93% of the PIMCO Funds’ assets (based on Institutional Class Performance) have outperformed the relative benchmark indexes on a net-of-fees basis over the five-year period ended May 31, 2013. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the short- and long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three-, five- and ten-year periods. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	73

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

proposal to reduce the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013, and historic fee reductions, including the supervisory and administrative fee reductions that took effect in May 2011.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds with total expense ratios at or below the respective Lipper median, while providing premium investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reductions in the advisory fees and supervisory and administrative fees for certain Funds effective October 1, 2013. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and other investment companies with a similar investment strategy, and found them to be comparable. The Trustees noted that the advisory fees for the Funds were equal to or lower than PIMCO standard separate account fee rates in 34 out of 48 strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the

74	PIMCO REAL RETURN FUND

(Unaudited)

services provided by PIMCO to the Funds, the size of the assets under management with PIMCO, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees. In considering the fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same fee rates as institutional investors in the Funds.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board considered that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall fund expenses, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Moreover, the Board considered that, in some instances, PIMCO believes the Lipper categories offer imperfect comparisons because they are overly broad or do not account for the impact of certain fee waivers. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying Funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying Funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	75

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Sub-Advisory Agreements (Cont.)

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for each Fund’s overall expense ratio). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that, overall, the Funds have traditionally had lower fees than many competitors. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time including the proposed reductions for certain Funds, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ advisory fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that when funds lose assets breakpoints may reverse, which causes expense ratios to increase. The Trustees noted that the benefits of the unified fee were apparent during the recent financial crisis, as the total expense ratios of certain funds in other fund complexes that do not have a unified fee increased due to decreases in fund assets.

The Board concluded that the Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of Fund shareholders.

76	PIMCO REAL RETURN FUND

(Unaudited)

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant to the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreements, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2013	77

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class B, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

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PF4013SAR_093013

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its semiannual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Schedule of Investments PIMCO Total Return Fund

September 30, 2013

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
BANK LOAN OBLIGATIONS 0.7%
AES Corp.
3.750% due 05/27/2018		$17,000	$17,109
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		7,000	7,017
Biomet, Inc.
3.179% due 03/25/2015		9,302	9,338
3.679% - 4.001% due 07/25/2017		25,594	25,655
Colfax Corp.
3.250% due 01/11/2019		500	501
CommScope, Inc.
1.000% due 01/14/2018		2,661	2,667
Community Health Systems, Inc.
2.429% due 07/25/2014		3,623	3,629
2.679% due 10/25/2016		23,187	23,245
Crown Castle Operating Co.
3.250% due 01/31/2019		997	990
DaVita, Inc.
2.680% due 11/01/2017		43,313	43,358
2.930% due 10/20/2015		31,721	31,899
Dell, Inc.
3.750% due 09/24/2018		108,600	108,091
4.500% due 03/24/2020		228,000	224,604
5.000% - 6.250% due 11/06/2013		210,150	209,990
Fresenius SE & Co. KGaA
2.248% due 08/07/2019		1,000	1,000
H.J. Heinz Co.
3.500% due 06/05/2020		76,072	76,457
HCA, Inc.
2.679% due 02/02/2016		8,346	8,356
2.679% due 05/02/2016		100,723	100,818
2.929% due 05/01/2018		71,548	71,518
2.998% due 03/31/2017		5,000	4,999
Health Management Associates, Inc.
1.000% due 11/18/2018		20,981	21,005
3.000% due 11/18/2016		55,003	55,037
Hertz Corp.
3.000% due 03/11/2018		17,436	17,379
Hilton Hotels Corp.
3.555% due 11/12/2014 (g)		8,639	8,596
Hologic, Inc.
3.750% due 08/01/2019		10,534	10,586
Huntsman International LLC
2.718% due 04/19/2017		7,000	7,014
Las Vegas Sands LLC
1.680% due 05/23/2014		30,844	30,861
2.680% due 11/23/2015		9,747	9,755
2.680% due 11/23/2016		13,403	13,410
Lombard Street PLC
0.007% - 0.903% due 02/28/2023	EUR	17,410	21,347
0.007% - 0.903% due 02/28/2023		$19,133	17,359
0.007% - 0.903% due 02/28/2023	GBP	23,072	33,869
MGM Resorts International, Inc.
2.929% due 12/20/2017		$3,575	3,578
Penn National Gaming, Inc.
1.930% - 2.020% due 07/14/2016		9,538	9,565
Pinnacle Entertainment, Inc.
3.750% due 08/14/2020		7,980	8,000
RPI Finance Trust
3.500% due 05/09/2018		12,997	13,073
4.000% due 11/09/2018		10,638	10,695
Scientific Games International, Inc.
0.032% - 3.190% due 06/30/2015		9,888	9,880
Sensata Technologies Finance Co. LLC
3.750% due 05/12/2018		8,528	8,584
Spectrum Brands, Inc.
4.500% - 5.500% due 12/17/2019		16,133	16,205
Springleaf Financial Funding Co.
5.500% due 05/10/2017		243,816	244,486
SunGard Data Systems, Inc.
4.000% due 03/08/2020		18,496	18,606
Universal Health Services, Inc.
0.018% - 3.750% due 08/15/2016		9,370	9,393
Valeant Pharmaceuticals International, Inc.
2.430% - 3.500% due 04/20/2016		24,929	25,034
3.750% due 12/11/2019		24,688	24,718

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.500% due 08/05/2020		$50,980	$51,418
Warner Chilcott Co. LLC
5.250% due 08/21/2017		2,698	2,701
Yell Group PLC
3.933% due 07/31/2014 ^		25,003	5,459

Total Bank Loan Obligations (Cost $1,696,292)			1,678,854

CORPORATE BONDS & NOTES 13.9%
BANKING & FINANCE 11.6%
21st Century Insurance Group
5.900% due 12/15/2013		160	161
Abbey National Treasury Services PLC
1.844% due 04/25/2014		225,100	226,869
ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,523
AIG Life Holdings, Inc.
7.570% due 12/01/2045		18,200	20,384
8.125% due 03/15/2046		90,935	106,167
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	57,142
Ally Financial, Inc.
0.000% due 06/15/2015		$9,100	8,622
2.460% due 12/01/2014		50,758	50,743
3.125% due 01/15/2016		75,200	75,496
3.465% due 02/11/2014		513,670	518,185
3.500% due 07/18/2016		36,500	36,956
3.652% due 06/20/2014		301,300	305,835
4.500% due 02/11/2014		480,925	486,509
4.625% due 06/26/2015		386,513	400,056
5.500% due 02/15/2017		105,275	110,922
5.700% due 12/15/2013		312	313
5.900% due 12/15/2013		194	194
6.000% due 11/15/2013		239	239
6.000% due 12/15/2013		111	111
6.050% due 10/15/2019		1,732	1,732
6.100% due 11/15/2013		124	124
6.125% due 10/15/2019		306	306
6.150% due 11/15/2013		25	25
6.150% due 12/15/2013		35	35
6.150% due 10/15/2019		1,736	1,736
6.200% due 11/15/2013		206	207
6.200% due 04/15/2019		2,980	2,980
6.250% due 10/15/2013		111	111
6.250% due 11/15/2013		170	170
6.250% due 12/15/2018		360	360
6.300% due 10/15/2013		210	210
6.300% due 11/15/2013		211	211
6.350% due 04/15/2016		259	259
6.350% due 10/15/2016		60	60
6.350% due 04/15/2019		1,208	1,208
6.400% due 12/15/2018		136	136
6.400% due 11/15/2019		2,414	2,385
6.500% due 11/15/2013		468	469
6.500% due 10/15/2016		798	798
6.500% due 12/15/2018		612	606
6.500% due 05/15/2019		1,397	1,397
6.550% due 10/15/2016		450	451
6.550% due 12/15/2019		105	105
6.600% due 06/15/2019		346	345
6.650% due 04/15/2016		119	119
6.650% due 06/15/2018		67	67
6.650% due 10/15/2018		562	563
6.700% due 05/15/2014		55	55
6.700% due 06/15/2018		2,858	2,859
6.700% due 11/15/2018		154	154
6.700% due 06/15/2019		592	583
6.700% due 12/15/2019		60	60
6.750% due 06/15/2014		95	96
6.750% due 12/01/2014		359,889	379,036
6.750% due 11/15/2016		236	236
6.750% due 05/15/2019		1,759	1,762
6.750% due 06/15/2019		751	753
6.800% due 10/15/2018		501	502
6.850% due 04/15/2016		230	230
6.850% due 05/15/2016		60	60
6.850% due 05/15/2018		201	201
6.900% due 06/15/2017		540	540
6.950% due 06/15/2017		138	138
7.000% due 05/15/2016		269	267
7.000% due 11/15/2016		427	426
7.000% due 12/15/2016		235	235
7.000% due 06/15/2017		743	744
7.000% due 05/15/2018		316	316

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.000% due 11/15/2024		$5,348	$5,349
7.050% due 04/15/2018		558	559
7.150% due 06/15/2016		297	297
7.250% due 06/15/2016		375	375
7.350% due 04/15/2018		2,123	2,127
7.375% due 04/15/2018		357	358
7.500% due 12/31/2013		260,872	265,111
7.500% due 05/15/2016		555	555
7.550% due 05/15/2016		10	10
8.000% due 11/15/2017		144	144
8.300% due 02/12/2015		480,088	518,495
American Express Bank FSB
6.000% due 09/13/2017		253,210	293,948
American Express Centurion Bank
6.000% due 09/13/2017		230,900	268,049
American Express Co.
7.250% due 05/20/2014		12,500	13,031
American Express Credit Corp.
0.774% due 07/29/2016		14,700	14,756
1.750% due 06/12/2015		4,000	4,075
5.125% due 08/25/2014		38,500	40,088
5.375% due 10/01/2014	GBP	17,700	29,852
American Honda Finance Corp.
0.486% due 11/03/2014		$4,400	4,409
American International Group, Inc.
2.375% due 08/24/2015		32,600	33,329
3.750% due 11/30/2013		140,100	140,772
4.500% due 12/20/2017 (g)	HKD	500,000	68,523
4.900% due 06/02/2014	CAD	82,586	81,664
5.050% due 10/01/2015		$201,911	217,509
5.450% due 05/18/2017		275,035	308,000
5.600% due 10/18/2016		58,771	65,733
6.250% due 03/15/2087		140,521	138,413
6.765% due 11/15/2017	GBP	189,478	359,292
7.980% due 06/15/2017	MXN	587,485	44,696
8.175% due 05/15/2068		$1,078,536	1,267,819
8.250% due 08/15/2018		645,870	807,122
8.590% due 09/15/2016	MXN	95,834	7,460
ASB Finance Ltd.
1.340% due 10/23/2015	GBP	8,500	13,832
ASIF
3.000% due 02/17/2017	EUR	6,983	9,370
ASIF Jersey Ltd.
14.157% due 04/09/2018		7,126,000	6,896
Australia & New Zealand Banking Group Ltd.
1.609% due 10/31/2014	GBP	3,100	5,076
2.125% due 01/10/2014		$116,700	117,210
Banco do Brasil S.A.
2.963% due 07/02/2014		4,700	4,740
4.500% due 01/22/2015		25,200	26,208
4.500% due 01/20/2016	EUR	50,000	70,536
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	5,100
Banco Santander Brasil S.A.
2.352% due 03/18/2014		490,900	490,409
4.250% due 01/14/2016		244,000	250,710
4.500% due 04/06/2015		44,200	45,416
4.625% due 02/13/2017		137,500	142,313
Banco Santander Chile
1.866% due 01/19/2016		175,300	176,615
Bank of America Corp.
0.594% due 08/15/2016		2,000	1,938
1.819% due 07/11/2014		13,200	13,334
6.000% due 09/01/2017		200	227
7.375% due 05/15/2014		137,775	143,426
7.800% due 09/15/2016		2,000	2,324
Bank of America N.A.
0.534% due 06/15/2016		74,260	72,697
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	133,806
Bank of India
4.750% due 09/30/2015		10,550	10,854
Bank of Montreal
1.300% due 10/31/2014		60,000	60,643
1.950% due 01/30/2018		30,700	31,518
Bank of Nova Scotia
1.650% due 10/29/2015		117,600	120,129
1.950% due 01/30/2017		79,300	81,465
Bank of Scotland PLC
5.250% due 02/21/2017		675	759
Bank One Corp.
4.900% due 04/30/2015		10,000	10,594
Bankia S.A.
5.000% due 10/30/2014	EUR	4,300	5,998
Barclays Bank PLC
2.375% due 01/13/2014		$7,000	7,038

See Accompanying Notes	1

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.200% due 07/10/2014		$10,600	$10,973
10.179% due 06/12/2021		307,237	399,622
14.000% due 06/15/2019 (f)	GBP	335,934	731,405
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	106,890
6.500% due 03/10/2021		169,700	177,336
BBVA U.S. Senior S.A.U.
2.388% due 05/16/2014		10,000	10,084
Bear Stearns Cos. LLC
0.653% due 11/21/2016		900	892
6.400% due 10/02/2017		203,825	238,030
BFC Finance Corp.
7.375% due 12/01/2017		624	671
BNY Mellon N.A.
4.750% due 12/15/2014		50	53
BPCE S.A.
2.015% due 02/07/2014		75,600	76,053
2.375% due 10/04/2013		59,900	59,918
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		30,000	30,421
Capital One Financial Corp.
6.250% due 11/15/2013		193	194
7.375% due 05/23/2014		13,582	14,163
CIT Group, Inc.
4.750% due 02/15/2015		297,443	308,597
5.250% due 04/01/2014		355,275	361,936
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,633
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,752
Citigroup, Inc.
0.383% due 03/07/2014		21,000	20,988
0.546% due 11/05/2014		30,337	30,302
1.226% due 07/25/2016		28,100	28,369
1.516% due 11/08/2013		100	100
1.718% due 01/13/2014		413,500	414,969
4.587% due 12/15/2015		40,000	42,810
5.000% due 09/15/2014		106,010	110,036
6.000% due 12/13/2013		9,508	9,612
6.010% due 01/15/2015		19,920	21,198
6.375% due 08/12/2014		8,527	8,941
Commonwealth Bank of Australia
1.215% due 09/04/2015	GBP	5,000	8,159
3.875% due 12/14/2015		4,300	7,349
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.016% due 06/06/2014		8,700	14,120
5.125% due 10/27/2014		10,000	16,906
Corp. Andina de Fomento
8.125% due 06/04/2019		$1,740	2,135
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	49,530
Credit Agricole Home Loan SFH
1.016% due 07/21/2014		12,600	12,663
Credit Suisse
2.200% due 01/14/2014		141,400	142,142
Deutsche Bank AG
0.764% due 02/26/2014	GBP	24,400	39,529
Dexia Credit Local S.A.
0.744% due 04/29/2014		$890,340	891,221
2.750% due 01/10/2014		258,970	260,504
2.750% due 04/29/2014		287,000	290,748
Eksportfinans ASA
0.471% due 10/07/2013		17,750	17,746
0.758% due 03/09/2015		5,000	4,829
0.890% due 06/16/2015	JPY	2,400,000	23,340
1.600% due 03/20/2014		319,000	3,213
2.000% due 09/15/2015		$28,365	27,798
2.375% due 05/25/2016		52,300	50,862
2.875% due 11/16/2016	CHF	1,100	1,217
3.000% due 11/17/2014		$43,214	43,322
5.500% due 05/25/2016		15,990	16,770
5.500% due 06/26/2017		53,703	56,053
Export-Import Bank of Korea
2.050% due 03/21/2015		184,600	184,895
4.125% due 09/09/2015		27,200	28,830
5.125% due 06/29/2020		91,061	100,373
5.875% due 01/14/2015		32,260	34,218
8.125% due 01/21/2014		44,300	45,308
FNBC Pass-Through Trust
8.080% due 01/05/2018		141	155
Ford Motor Credit Co. LLC
1.362% due 08/28/2014		34,600	34,780
2.750% due 05/15/2015		23,600	24,151
3.875% due 01/15/2015		113,900	117,848
3.984% due 06/15/2016		4,900	5,182
4.207% due 04/15/2016		14,050	14,901

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.625% due 09/15/2015		$15,400	$16,676
6.625% due 08/15/2017		100	115
7.000% due 10/01/2013		112,204	112,204
7.000% due 04/15/2015		136,091	148,008
8.000% due 06/01/2014		283,563	296,679
8.000% due 12/15/2016		202,619	240,093
8.700% due 10/01/2014		164,945	177,514
12.000% due 05/15/2015		123,450	145,150
GE Capital UK Funding
1.063% due 05/09/2016	GBP	14,900	24,038
5.125% due 03/03/2015		13,300	22,745
General Electric Capital Corp.
0.382% due 06/20/2014		$23,000	23,018
0.402% due 12/28/2018		4,600	4,428
5.250% due 12/10/2013	GBP	8,390	13,701
6.375% due 11/15/2067		$41,370	44,318
General Motors Financial Co., Inc.
2.750% due 05/15/2016		5,300	5,297
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	21,111
GMAC International Finance BV
7.500% due 04/21/2015	EUR	93,020	135,175
Goldman Sachs Group, Inc.
1.265% due 02/07/2014		$137,255	137,657
3.300% due 05/03/2015		11,600	12,000
4.750% due 01/28/2014	EUR	1,800	2,469
6.000% due 05/01/2014		$3,390	3,496
GSPA Monetization Trust
6.422% due 10/09/2029		21,891	21,361
HBOS PLC
0.896% due 03/29/2016	EUR	14,953	19,591
0.959% due 09/06/2017		$1,100	1,050
1.025% due 09/01/2016	EUR	1,231	1,603
5.375% due 11/01/2013 (f)		$400	379
6.750% due 05/21/2018		273,366	305,189
HCP, Inc.
2.700% due 02/01/2014		14,000	14,089
5.650% due 12/15/2013		2,530	2,555
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,373
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		200	217
HSBC Bank PLC
2.000% due 01/19/2014		148,800	149,594
HSBC Finance Corp.
0.690% due 06/01/2016		100	100
HSBC Finance Corp. CPI Linked Bond
4.080% due 01/10/2014		264	264
4.160% due 11/10/2013		229	229
4.210% due 10/10/2013		100	100
4.340% due 11/10/2013		550	551
HSBC USA, Inc.
2.375% due 02/13/2015		75,300	77,020
ILFC E-Capital Trust
5.350% due 12/21/2065		45,708	39,537
6.250% due 12/21/2065		46,420	42,474
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	40,135
ING Bank NV
1.658% due 06/09/2014		199,800	201,495
2.000% due 10/18/2013		91,600	91,655
International Lease Finance Corp.
4.875% due 04/01/2015		107,200	111,281
5.650% due 06/01/2014		97,050	99,598
5.750% due 05/15/2016		450	479
6.500% due 09/01/2014		352,452	367,431
6.625% due 11/15/2013		171,234	172,197
6.750% due 09/01/2016		168,710	186,003
8.625% due 09/15/2015		132,978	147,273
Intesa Sanpaolo SpA
2.662% due 02/24/2014		366,800	368,858
3.625% due 08/12/2015		6,000	6,093
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,000	7,271
3.750% due 03/01/2017		10,000	10,625
4.875% due 05/14/2016	EUR	1,400	2,055
JPMorgan Chase & Co.
3.150% due 07/05/2016		$25,291	26,560
3.400% due 06/24/2015		16,700	17,408
3.450% due 03/01/2016		700	738
4.650% due 06/01/2014		9,800	10,070
4.750% due 03/01/2015		14,000	14,755
JPMorgan Chase Bank N.A.
0.584% due 06/13/2016		73,765	72,976
0.889% due 05/31/2017	EUR	5,100	6,803
5.375% due 09/28/2016	GBP	7,900	14,028

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 10/01/2017		$319,000	$365,378
Korea Development Bank
3.250% due 03/09/2016		9,800	10,231
4.000% due 09/09/2016		20,000	21,385
4.375% due 08/10/2015		8,000	8,484
8.000% due 01/23/2014		41,900	42,849
Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,079
3.250% due 09/20/2016		21,600	22,607
LBG Capital PLC
3.325% due 03/12/2020	EUR	150	180
7.375% due 03/12/2020		3,415	4,839
7.588% due 05/12/2020	GBP	85,030	144,538
7.625% due 12/09/2019		19,420	32,787
7.625% due 10/14/2020	EUR	16,205	23,567
7.867% due 12/17/2019	GBP	25,967	44,382
7.869% due 08/25/2020		81,692	140,449
8.000% due 06/15/2020 (f)		$33,800	35,450
8.500% due 12/17/2021 (f)		55,300	58,095
8.875% due 02/07/2020	EUR	6,000	8,966
9.125% due 07/15/2020	GBP	12,033	21,175
9.334% due 02/07/2020		42,028	75,129
9.875% due 02/10/2023		4,700	8,408
11.040% due 03/19/2020		22,553	42,521
15.000% due 12/21/2019		14,600	34,213
15.000% due 12/21/2019	EUR	11,700	23,276
Leveraged Finance Europe Capital BV
0.793% due 11/15/2017		3,687	4,984
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		$1,193,400	1,602,139
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,457
Merrill Lynch & Co., Inc.
0.486% due 01/31/2014	EUR	62,600	84,709
0.728% due 01/15/2015		$41,026	40,935
0.816% due 05/02/2017		1,100	1,064
4.875% due 05/30/2014	EUR	4,400	6,117
6.050% due 05/16/2016		$400	441
6.400% due 08/28/2017		316,429	364,256
6.500% due 07/15/2018		14,950	17,475
6.875% due 04/25/2018		763,895	901,328
8.680% due 05/02/2017		395	443
Metropolitan Life Global Funding
1.019% due 01/10/2014		300	301
5.250% due 01/09/2014	GBP	650	1,065
Morgan Stanley
0.570% due 01/09/2014		$61,850	61,838
0.748% due 10/15/2015		500	496
1.865% due 01/24/2014		394,900	396,395
4.100% due 01/26/2015		145,000	150,278
5.375% due 11/14/2013	GBP	31,600	51,386
5.375% due 10/15/2015		$26,600	28,620
6.000% due 05/13/2014		1,480	1,525
6.000% due 04/28/2015		9,200	9,875
Murray Street Investment Trust
4.647% due 03/09/2017		55,300	59,033
National Australia Bank Ltd.
1.214% due 07/25/2014		90,000	90,710
National Bank of Canada
1.500% due 06/26/2015		12,600	12,778
2.200% due 10/19/2016		267,100	277,012
Nationwide Building Society
4.650% due 02/25/2015		63,700	66,554
Nordea Bank AB
0.963% due 02/15/2016	GBP	10,500	17,038
2.125% due 01/14/2014		$70,900	71,257
2.250% due 03/20/2015		13,900	14,198
3.875% due 12/15/2015	GBP	3,200	5,474
Nordea Eiendomskreditt A/S
0.691% due 04/07/2015		$2,000	2,004
Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	25,924
Nykredit Realkredit A/S
2.000% due 04/01/2014	DKK	1,400,000	256,424
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$91,600	98,882
Petrobras Global Finance BV
2.408% due 01/15/2019		41,100	40,422
3.000% due 01/15/2019		74,400	70,170
QBE Capital Funding Ltd.
7.250% due 05/24/2041		350	369
QNB Finance Ltd.
3.125% due 11/16/2015		7,800	8,112
3.375% due 02/22/2017		20,000	20,850
Rabobank Group
11.000% due 06/30/2019 (f)		227,900	298,193

2	See Accompanying Notes

September 30, 2013

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
RCI Banque S.A.
2.139% due 04/11/2014		$7,800	$7,822
Regions Financial Corp.
5.750% due 06/15/2015		200	214
7.750% due 11/10/2014		17,042	18,307
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		225	230
5.000% due 11/12/2013		30,024	30,152
7.648% due 09/30/2031 (f)		15,090	15,618
Santander Holdings USA, Inc.
3.000% due 09/24/2015		225	232
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,689
7.300% due 07/27/2019	GBP	3,800	6,352
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$80,300	80,313
3.724% due 01/20/2015		19,100	19,378
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		18,200	19,247
Shinhan Bank
4.125% due 10/04/2016		25,000	26,671
Skandinaviska Enskilda Banken AB
6.625% due 07/09/2014	GBP	18,400	31,097
SL Green Realty Corp.
4.500% due 12/01/2022		$100	96
SLM Corp.
0.566% due 01/27/2014		112,918	112,370
3.875% due 09/10/2015		19,600	20,090
4.800% due 02/13/2014 (g)	HKD	74,000	9,608
5.000% due 10/01/2013		$129,311	129,311
5.000% due 04/15/2015		94,458	98,472
5.050% due 11/14/2014		88,251	91,340
5.140% due 06/15/2016		80,000	83,697
5.375% due 05/15/2014		91,962	94,031
6.250% due 01/25/2016		150,475	160,820
8.450% due 06/15/2018		158,385	179,371
8.780% due 09/15/2016	MXN	150,000	11,447
SLM Corp. CPI Linked Bond
3.638% due 01/31/2014		$13,400	13,487
3.668% due 01/01/2014		7,701	7,654
3.818% due 11/01/2013		36,546	36,556
3.879% due 11/21/2013		3,670	3,670
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		32,000	32,020
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	87,400	118,249
5.400% due 12/01/2015		$47,559	49,461
6.000% due 10/15/2014		1,054	1,058
6.000% due 11/15/2014		920	920
6.000% due 12/15/2014		419	419
SSIF Nevada LP
0.968% due 04/14/2014		27,500	27,606
Standard Chartered PLC
5.500% due 11/18/2014		225	237
State Bank of India
4.500% due 10/23/2014		600	615
4.500% due 07/27/2015		194,900	200,562
Stone Street Trust
5.902% due 12/15/2015		5,500	5,955
Sumitomo Mitsui Banking Corp.
1.068% due 03/18/2016	GBP	4,600	7,434
1.950% due 01/14/2014		$51,300	51,520
Swedbank AB
1.161% due 11/06/2015	GBP	20,400	33,136
Temasek Financial Ltd.
4.300% due 10/25/2019		$153,300	168,267
Toll Road Investors Partnership LP
0.000% due 02/15/2045		660	119
Turkiye Garanti Bankasi A/S
2.766% due 04/20/2016		87,000	84,173
UBS AG
1.264% due 01/28/2014		28,781	28,877
Union Bank N.A.
1.209% due 06/06/2014		17,000	17,100
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		71,850	76,233
Wachovia Bank N.A.
0.646% due 11/03/2014		123,312	123,609
6.000% due 11/15/2017		600	692
Wachovia Capital Trust
5.570% due 10/31/2013 (f)		121,615	110,670
Wachovia Corp.
4.875% due 02/15/2014		21,280	21,631
5.250% due 08/01/2014		2,900	3,012
Waha Aerospace BV
3.925% due 07/28/2020		140	147

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Westpac Banking Corp.
1.165% due 06/03/2014	GBP	8,400	$13,658
XL Group PLC
5.250% due 09/15/2014		$5,500	5,732
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (f)	EUR	42,300	62,090

			28,899,719

INDUSTRIALS 1.3%
ABB Finance USA, Inc.
1.625% due 05/08/2017		$10	10
AbbVie, Inc.
1.027% due 11/06/2015		200	202
Altria Group, Inc.
8.500% due 11/10/2013		24,805	25,008
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		852	895
Amgen, Inc.
1.875% due 11/15/2014		56,000	56,796
Anheuser-Busch InBev Worldwide, Inc.
0.814% due 01/27/2014		65,200	65,328
AutoZone, Inc.
5.500% due 11/15/2015		10,050	10,967
6.500% due 01/15/2014		40,000	40,646
Aviation Capital Group Corp.
3.875% due 09/27/2016		50,000	50,688
Beam, Inc.
5.375% due 01/15/2016		6,093	6,644
Berry Petroleum Co.
10.250% due 06/01/2014		310	329
Boston Scientific Corp.
6.400% due 06/15/2016		2,000	2,247
Braskem Finance Ltd.
7.250% due 06/05/2018		9,500	10,593
Cardinal Health, Inc.
6.000% due 06/15/2017		30,000	33,960
Cellco Partnership
5.550% due 02/01/2014		1,262	1,282
Centex Corp.
5.250% due 06/15/2015		4,500	4,748
Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017		2,000	2,063
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		17,900	18,335
CityCenter Holdings LLC
7.625% due 01/15/2016		19,900	20,945
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		4,814	5,114
7.707% due 10/02/2022		2,407	2,701
9.000% due 01/08/2018		11,039	12,612
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		2,900	435
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		800	970
Coventry Health Care, Inc.
6.125% due 01/15/2015		7,500	7,994
CRH America, Inc.
8.125% due 07/15/2018		10,000	12,188
CSN Islands Corp.
6.875% due 09/21/2019 (i)		22,600	23,504
CSN Resources S.A.
6.500% due 07/21/2020		18,200	18,246
CVS Pass-Through Trust
6.036% due 12/10/2028		25	27
7.507% due 01/10/2032		277	335
D.R. Horton, Inc.
5.250% due 02/15/2015		10,000	10,350
5.625% due 09/15/2014		3,000	3,105
6.125% due 01/15/2014		5,000	5,081
Daimler Finance North America LLC
0.858% due 03/28/2014		13,300	13,336
0.945% due 08/01/2016		14,700	14,743
6.500% due 11/15/2013		37,700	37,958
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		228	249
7.750% due 06/17/2021		3,581	4,159
Deluxe Corp.
5.125% due 10/01/2014		6,200	6,386
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		5,537	1,384
DISH DBS Corp.
6.625% due 10/01/2014		67,292	70,825
7.000% due 10/01/2013		26,250	26,250
7.125% due 02/01/2016		6,030	6,641

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.750% due 05/31/2015	$66,905	$73,261
Domtar Corp.
9.500% due 08/01/2016	30,670	36,180
Ensco PLC
4.700% due 03/15/2021	200	213
Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,555
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,784
General Motors Co.
1.000% due 07/05/2033	20,000	0
Georgia-Pacific LLC
7.700% due 06/15/2015	1,150	1,275
Gerdau Holdings, Inc.
7.000% due 01/20/2020	111,000	118,770
Gerdau Trade, Inc.
5.750% due 01/30/2021	39,800	39,203
Hanson Ltd.
6.125% due 08/15/2016	73,000	79,570
HCA, Inc.
5.750% due 03/15/2014	20,290	20,721
6.375% due 01/15/2015	61,189	64,707
6.500% due 02/15/2016	2,000	2,173
7.190% due 11/15/2015	17,000	18,658
7.250% due 09/15/2020	7,603	8,287
7.875% due 02/15/2020	70,414	76,091
8.500% due 04/15/2019	150,816	162,504
9.000% due 12/15/2014	11,552	12,534
Heathrow Funding Ltd.
2.500% due 06/25/2017	22,000	22,350
Hidden Ridge Facility Trustee
5.750% due 01/01/2021	8,826	9,351
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	8,000	8,532
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,135
Jones Group, Inc.
5.125% due 11/15/2014	44,170	45,716
KB Home
5.750% due 02/01/2014	10,000	10,075
6.250% due 06/15/2015	17,355	18,461
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	212
9.000% due 02/01/2019	300	384
Kinder Morgan, Inc.
5.150% due 03/01/2015	1,900	1,992
L Brands Inc
5.250% due 11/01/2014	4,496	4,687
Lennar Corp.
5.500% due 09/01/2014	29,500	30,606
5.600% due 05/31/2015	44,986	47,685
Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,384
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	24,252	27,115
Marks & Spencer PLC
6.250% due 12/01/2017	2,200	2,473
Masco Corp.
4.800% due 06/15/2015	9,000	9,450
Maytag Corp.
5.000% due 05/15/2015	10,000	10,534
MDC Holdings, Inc.
5.375% due 12/15/2014	12,000	12,601
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	100	84
MGM Resorts International
5.875% due 02/27/2014	23,282	23,835
6.625% due 07/15/2015	19,000	20,568
7.500% due 06/01/2016	8,300	9,317
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	4,800	4,921
New York Times Co.
5.000% due 03/15/2015	26,930	28,108
Noble Group Ltd.
4.875% due 08/05/2015	4,300	4,488
Nordstrom, Inc.
6.750% due 06/01/2014	2,400	2,497
Northwest Airlines Pass-Through Trust
1.014% due 11/20/2015	1,081	1,067
7.041% due 10/01/2023	10,496	11,861
7.150% due 04/01/2021	1,316	1,412
PACCAR, Inc.
6.875% due 02/15/2014	3,600	3,683
Pactiv LLC
8.125% due 06/15/2017	9,800	10,290

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$5,000	$5,149
6.250% due 05/06/2018		28,000	32,226
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	2,260	3,710
Petrobras International Finance Co.
3.875% due 01/27/2016		$190,000	197,024
5.750% due 01/20/2020		58,800	61,408
5.875% due 03/01/2018		27,100	29,175
7.875% due 03/15/2019		98,830	114,280
Pioneer Natural Resources Co.
5.875% due 07/15/2016		22,835	25,454
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,319
PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,614
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,061
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,325
Rohm & Haas Co.
6.000% due 09/15/2017		143,299	164,612
RPM International, Inc.
6.500% due 02/15/2018		26,800	30,365
Ryland Group, Inc.
5.375% due 01/15/2015		21,900	22,886
Sanofi
0.558% due 03/28/2014		36,400	36,475
SCA Finans AB
4.500% due 07/15/2015		5,250	5,533
Spectra Energy Capital LLC
5.500% due 03/01/2014		23,850	24,298
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		12,000	12,518
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		5,196	5,723
Teva Pharmaceutical Finance Co. BV
1.166% due 11/08/2013		217,000	217,131
Toll Brothers Finance Corp.
5.150% due 05/15/2015		10,000	10,575
Transocean, Inc.
4.950% due 11/15/2015		224,000	240,448
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		1,433	727
UAL Pass-Through Trust
9.200% due 03/29/2049 ^		1,191	667
10.020% due 03/22/2014 ^		4,564	2,539
10.125% due 03/22/2015 ^		6,363	3,834
10.400% due 05/01/2018		29,939	33,550
United Airlines, Inc.
6.750% due 09/15/2015		35,200	36,432
Universal Corp.
6.250% due 12/01/2014		33,000	34,602
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	1,746
Videotron Ltd
9.125% due 04/15/2018		867	914
Vivendi S.A.
2.400% due 04/10/2015		64,000	65,373
Volkswagen International Finance NV
0.864% due 11/20/2014		49,100	49,342
1.000% due 03/21/2014		20,200	20,279
Waste Management, Inc.
5.000% due 03/15/2014		7,650	7,803
Whirlpool Corp.
6.500% due 06/15/2016		4,200	4,725
WPP Finance UK
5.875% due 06/15/2014		2,400	2,480
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		1,265	1,383

			3,280,344

UTILITIES 1.0%
AES Corp.
8.000% due 10/15/2017		332	383
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		16,900	17,281
8.700% due 08/07/2018		84,650	102,638
Ameren Corp.
8.875% due 05/15/2014		25,500	26,728
Appalachian Power Co.
4.950% due 02/01/2015		25	26
Arizona Public Service Co.
5.800% due 06/30/2014		125	130

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AT&T, Inc.
0.650% due 02/12/2016		$3,100	$3,096
5.100% due 09/15/2014		1,510	1,575
BellSouth Corp.
5.200% due 09/15/2014		27,800	29,026
6.550% due 06/15/2034		12,000	12,927
British Telecommunications PLC
2.000% due 06/22/2015		21,000	21,395
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,900	38,234
7.750% due 11/30/2015		1,300	1,435
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,172
Dominion Resources, Inc.
5.200% due 01/15/2016		15,300	16,587
Duke Energy Carolinas LLC
5.750% due 11/15/2013		300	302
Electricite de France S.A.
5.500% due 01/26/2014		151,600	153,974
Entergy Corp.
3.625% due 09/15/2015		200	207
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		94,700	100,571
6.212% due 11/22/2016		41,000	45,002
8.125% due 07/31/2014		5,000	5,299
8.146% due 04/11/2018		138,850	161,594
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		78,600	81,940
10.500% due 03/25/2014		55,100	57,786
Intergas Finance BV
6.375% due 05/14/2017		990	1,072
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		710	768
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		10,000	10,030
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,375
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,588
6.250% due 06/17/2014		5,700	5,918
Majapahit Holding BV
7.250% due 06/28/2017		900	992
8.000% due 08/07/2019		4,600	5,129
Midwest Generation LLC
8.560% due 01/02/2016 ^		85	84
Monongahela Power Co., Inc.
7.950% due 12/15/2013		13,000	13,182
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		8,000	9,155
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		49,300	52,435
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		65,583	67,058
Orange S.A.
4.375% due 07/08/2014		6,400	6,572
Peco Energy Co.
5.600% due 10/15/2013		8,500	8,514
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,100
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,157
6.330% due 11/01/2013		25	25
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,784
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		5,770	6,145
5.500% due 09/30/2014		2,000	2,090
5.832% due 09/30/2016		7,083	7,525
6.750% due 09/30/2019		11,400	13,366
Rosneft Finance S.A.
6.625% due 03/20/2017		10,240	11,290
7.250% due 02/02/2020		3,800	4,308
7.500% due 07/18/2016		65,120	73,016
7.875% due 03/13/2018		9,300	10,765
TECO Finance, Inc.
4.000% due 03/15/2016		300	319
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	270,000	2,742
1.500% due 05/30/2014		293,000	2,966
1.850% due 07/28/2014		223,000	2,261
4.100% due 05/29/2015		184,000	1,931
4.500% due 03/24/2014	EUR	123,850	168,288
4.750% due 02/28/2014	JPY	100,000	1,028
5.050% due 11/28/2014		50,000	524
Verizon Communications, Inc.
1.782% due 09/15/2016		$63,400	65,329

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.002% due 09/14/2018	$103,300	$108,749
2.500% due 09/15/2016	10,000	10,317
3.650% due 09/14/2018	267,400	282,139
4.500% due 09/15/2020	282,700	301,135
5.150% due 09/15/2023	45,700	49,097
6.400% due 09/15/2033	235,100	261,815
6.550% due 09/15/2043	5,900	6,683

		2,495,074

Total Corporate Bonds & Notes (Cost $32,073,573)		34,675,137

MUNICIPAL BONDS & NOTES 4.0%
ALABAMA 0.1%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	100,000	107,756

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,256

CALIFORNIA 1.7%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	127
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	61,700	70,011
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	91,135	110,124
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	108,600	133,214
6.918% due 04/01/2040	60,000	72,616
7.043% due 04/01/2050	144,520	177,086
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.984% due 04/01/2045	25,000	25,143
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	26,861
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	2,495	2,407
6.000% due 06/01/2035	10,000	9,534
6.125% due 06/01/2038	2,000	1,785
6.125% due 06/01/2043	2,000	1,935
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	46,645	45,787
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	200	215
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	88
4.000% due 10/01/2017	100	110
California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	16,987
1.671% due 12/01/2018	20,000	19,883
1.871% due 12/01/2019	5,000	4,886
2.237% due 12/01/2020	22,355	21,799
2.437% due 12/01/2021	13,155	12,696
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100,200	126,199
7.350% due 11/01/2039	137,640	174,160
7.500% due 04/01/2034	78,782	100,058
7.550% due 04/01/2039	151,002	196,680
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	332,640	438,439
7.625% due 03/01/2040	12,000	15,702
7.700% due 11/01/2030	18,250	21,334
7.950% due 03/01/2036	75,900	87,957
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	412
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2027	200	215
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	161
5.950% due 04/01/2016	3,200	3,585
6.200% due 10/01/2019	4,050	4,768

4	See Accompanying Notes

September 30, 2013

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	$110	$110
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	69,910
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 11/01/2026	7,000	7,640
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	16,918
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2024	4,180	4,804
5.000% due 11/01/2037	6,000	6,253
California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2038	10,000	10,052
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	19,346
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,237
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	20,014
5.000% due 06/01/2038	45,000	44,494
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	27,000	18,846
5.750% due 06/01/2047	67,100	51,564
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	17,200	20,477
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	408
4.931% due 09/01/2016	500	514
5.395% due 09/01/2017	1,000	1,037
5.845% due 09/01/2018	750	782
6.328% due 09/01/2019	500	522
6.578% due 09/01/2020	1,000	1,044
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	11,900	13,864
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	44,557
6.750% due 08/01/2049	92,300	114,219
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	15,313
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,500	75,950
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	114,053
7.618% due 08/01/2040	300	353
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	30,987
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	65,696
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	14,690	15,428
6.603% due 07/01/2050	97,420	121,224
7.000% due 07/01/2041	1,500	1,732
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	55,872
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	79,661
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	40,650	49,938
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	59,600	68,036
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	38,700
5.813% due 06/01/2040	27,000	29,437
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	9,911
6.538% due 07/01/2039	41,240	44,819
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	11,654
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	49,742
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,360
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	31,645
6.400% due 02/01/2044	6,000	7,151

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	$42,000	$46,757
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	37,077
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	13,871
7.021% due 08/01/2040	24,900	27,401
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	29,991
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	22,428
7.200% due 08/01/2039	35,000	37,766
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	11,131
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	15	15
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	40,343
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	57,768
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	7,878
7.750% due 09/01/2040	6,000	6,279
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	45,855	39,132
San Francisco, California Public Utilities Commission Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	9,828
5.600% due 10/01/2030	9,520	10,200
5.820% due 10/01/2040	19,315	20,766
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	8,000	9,004
6.950% due 11/01/2050	10,500	12,999
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2034	15,245	16,251
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	17,159
Santa Clara County, California Financing Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	8,555	9,954
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2029	12,500	13,625
5.000% due 08/01/2031	12,100	13,062
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,168
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	95	96
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	15,398
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,378
5.943% due 07/01/2040	21,300	22,062
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	908
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	859
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	20,598
6.270% due 05/15/2031	3,445	3,713
6.583% due 05/15/2049	56,400	66,266
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	36,000	39,625
6.296% due 05/15/2050	34,000	37,115
6.548% due 05/15/2048	113,400	133,135
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	109
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	2,000	2,220
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,116

		4,188,769

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	26,930
7.017% due 12/15/2037	31,000	36,948
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,532

		69,410

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	172

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
DISTRICT OF COLUMBIA 0.0%
District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	$9,030	$9,365

FLORIDA 0.0%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	15,769
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,296
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2026	5,700	6,390
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	2,997
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	37,493
Tampa, Florida Revenue Bonds, Series 2012
5.000% due 09/01/2023	700	787
5.000% due 09/01/2025	875	963
5.000% due 09/01/2026	800	862
5.000% due 09/01/2028	1,000	1,060
5.000% due 09/01/2029	1,050	1,092

		72,709

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	83,634	85,140

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	77,200	81,041
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	63,964
6.899% due 12/01/2040	405,165	455,875
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	9,855
Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.845% due 01/01/2038	2,000	2,136
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	21,908
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	9,024
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	21,956
6.184% due 01/01/2034	10,800	12,288

		678,067

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,087
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	719
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	50,675

		59,481

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045 ^	961	5
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	25,302
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	38,415	36,741

		62,048

KANSAS 0.0%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,980	3,166
5.000% due 11/15/2029	2,500	2,616
5.000% due 11/15/2032	10,500	10,721
5.000% due 11/15/2034	5,000	5,087

		21,590

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	83,222
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.683% due 05/01/2043	2,600	2,606
3.000% due 05/01/2043	2,000	2,004

		87,832

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	7,626
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	38,333
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	13,700	15,511
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	26,600	31,502

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	$100	$109

		93,081

MICHIGAN 0.0%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (g)	105	97
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	53,151
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	295	233

		53,481

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	502

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	618
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	10,852

		11,470

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,200	175,565
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	37,942
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	79,500	86,655
7.100% due 06/01/2039	33,000	36,004
7.263% due 06/01/2034	27,500	29,858
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	4,600	4,661
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	28,086

		398,771

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,260
0.000% due 02/15/2020	65,775	51,116
0.000% due 02/15/2021	3,000	2,185
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	200	214
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	97,005	122,683
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	27,043
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	14,555	10,426

		222,927

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2012
5.000% due 08/01/2042	8,755	8,829

NEW YORK 0.9%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
8.755% due 09/15/2029	13,810	16,694
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,231
7.336% due 11/15/2039	1,020	1,340
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	45,233
6.089% due 11/15/2040	40,000	45,154
6.548% due 11/15/2031	27,525	31,747
6.648% due 11/15/2039	80,000	93,617
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2029	10,000	10,616
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.985% due 12/01/2036	16,860	18,950
6.435% due 12/01/2035	4,900	5,328
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.817% due 10/01/2031	2,500	2,648
6.246% due 06/01/2035	38,255	41,419
6.271% due 12/01/2037	4,000	4,666
6.646% due 12/01/2031	14,100	15,751
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	226

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
New York City, New York General Obligation Bonds, Series 2011
5.000% due 10/01/2029	$10,000	$10,799
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2025	14,820	16,775
5.000% due 07/15/2028	13,995	15,293
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	77,004
5.572% due 11/01/2038	60,100	66,084
5.808% due 08/01/2030	20,000	22,166
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	11,021
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	200	209
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2024	13,345	15,509
5.000% due 08/01/2025	12,350	14,139
5.000% due 11/01/2025	23,000	26,415
5.000% due 11/01/2026	30,000	33,896
5.000% due 11/01/2027	47,510	53,128
5.000% due 02/01/2028	10,000	10,999
5.000% due 05/01/2029	28,000	30,589
5.000% due 11/01/2029	27,930	30,640
5.000% due 02/01/2030	32,655	35,331
5.000% due 05/01/2030	5,000	5,420
5.000% due 02/01/2031	28,785	30,974
5.000% due 11/01/2032	2,335	2,513
5.000% due 05/01/2039	39,395	41,039
5.000% due 02/01/2042	23,000	23,855
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	73,585	79,245
5.790% due 06/15/2041	65,285	68,185
6.124% due 06/15/2042	75,000	79,919
6.282% due 06/15/2042	52,100	56,518
6.491% due 06/15/2042	18,000	19,703
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	42,900	44,018
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,225	12,309
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,970	11,191
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	30,421
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	53,548
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	14,912
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2026	5,000	5,592
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2023	1,335	1,554
5.000% due 03/15/2025	28,005	31,822
5.000% due 07/01/2025	2,500	2,845
5.000% due 07/01/2026	2,500	2,804
5.000% due 12/15/2026	42,900	48,535
5.000% due 03/15/2027	30,875	34,309
5.000% due 07/01/2027	3,170	3,520
5.000% due 12/15/2027	50,000	55,979
5.000% due 07/01/2028	2,500	2,751
5.000% due 12/15/2028	31,330	34,738
5.000% due 07/01/2029	2,250	2,453
5.000% due 12/15/2029	54,145	59,456
5.000% due 03/15/2030	34,185	37,023
5.000% due 12/15/2030	29,475	32,102
5.000% due 03/15/2031	26,540	28,584
5.000% due 06/15/2031	9,000	9,744
5.000% due 03/15/2035	14,130	14,947
5.000% due 03/15/2042	25,515	26,476
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,117
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2024	4,070	4,657
5.000% due 03/15/2028	25,470	28,008
5.000% due 03/15/2029	17,000	18,534
5.000% due 04/01/2029	10,000	10,804
5.000% due 03/15/2030	15,000	16,236
5.000% due 03/15/2031	13,060	14,061
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,300	59,050

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	$405	$467
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	98,709
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	8,760
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	55,000	46,543
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2025	9,635	10,875
5.000% due 01/01/2027	12,700	14,034
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	6,000	6,687

		2,156,163

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,507
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	12,000	12,159
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	39,503

		53,169

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	91,741
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	55,400	56,345
6.270% due 02/15/2050	175	180
7.834% due 02/15/2041	17,400	21,820
8.084% due 02/15/2050	178,460	231,572
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	284,475	213,487
6.500% due 06/01/2047	16,900	13,757
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,199
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	7,700	7,809
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	66
Student Loan Funding LLC, Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.088% due 06/01/2025	6,800	6,618
0.105% due 06/01/2025	9,300	9,050
0.123% due 06/01/2025	19,800	19,269
0.159% due 06/01/2025	10,500	10,500

		685,413

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,140
6.180% due 05/01/2035	18,170	19,580

		36,720

PENNSYLVANIA 0.0%
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	505
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
3.125% due 02/15/2024	3,825	3,493
5.000% due 02/15/2026	5,390	5,818
5.000% due 02/15/2027	4,625	4,966
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,200	34,721
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,003

		50,506

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	169
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,986

		7,155

SOUTH CAROLINA 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	4

6	See Accompanying Notes

September 30, 2013

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
South Carolina State Public Service Authority Revenue Bonds, Series 2012
5.000% due 12/01/2043	$25,000	$25,473

		25,477

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	6,729
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	178	2

		6,731

TEXAS 0.1%
Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	6,595	7,600
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2028	12,755	14,017
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	33,753
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	165
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	561
Dallas, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2024	200	232
Houston, Texas General Obligation Bonds, Series 2009
5.000% due 03/01/2021	10,000	11,404
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.374% due 04/01/2040	12,644	12,862
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2025	17,025	19,457
5.000% due 09/01/2028	20,180	22,291
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	20,299
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2029	6,000	6,434
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	10,776
6.308% due 02/01/2037	40,400	44,357
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,472
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	44,550	48,976
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	1,000	1,074

		265,730

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	714

VIRGINIA 0.0%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2029	23,835	26,232

WASHINGTON 0.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2025	2,500	2,882
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,532
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,158
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,216
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,112
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2025	6,500	7,322
Washington State General Obligation Bonds, Series 2011
5.000% due 08/01/2025	11,120	12,603
5.000% due 08/01/2028	12,235	13,376
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	14,250	16,297
5.000% due 08/01/2025	12,115	13,870
5.000% due 07/01/2026	43,130	48,577
5.000% due 08/01/2026	12,745	14,371
5.000% due 08/01/2027	8,395	9,357
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	2,450	2,113

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	$33,755	$38,601

		202,387

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	155,570	122,950

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	91,248

		91,698

Total Municipal Bonds & Notes (Cost $9,557,364)		9,973,701

U.S. GOVERNMENT AGENCIES 33.3%
Bolivia Government AID Bond
0.376% due 02/01/2019	2,568	2,449
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)	4,944	4,618
0.000% due 10/09/2019	13,300	11,300
0.239% due 07/25/2037	503	470
0.279% due 01/25/2021	57	57
0.299% due 03/25/2034	168	166
0.309% due 03/25/2036	3,604	3,313
0.329% due 08/25/2034	155	153
0.379% due 05/25/2035 - 10/27/2037	102,941	103,027
0.419% due 06/25/2032	26	24
0.429% due 03/25/2035 - 05/25/2037	364	363
0.479% due 12/25/2028 - 03/25/2037	4,498	4,495
0.489% due 04/25/2037	101,267	101,259
0.499% due 06/25/2037	14	14
0.529% due 08/25/2033 - 03/25/2044	31,155	31,147
0.539% due 03/25/2037	105	105
0.559% due 07/25/2037	3,275	3,282
0.579% due 04/18/2028 - 11/25/2036	5,604	5,548
0.589% due 09/25/2035	26,239	26,289
0.624% due 02/25/2037	15,668	15,633
0.629% due 08/25/2021 - 12/25/2041	80,617	80,919
0.679% due 03/25/2017 - 05/25/2040	61,804	62,144
0.729% due 06/25/2018 - 09/25/2041	256	256
0.759% due 08/25/2037 - 06/25/2041	29,066	29,197
0.760% due 08/25/2022 (a)	79,457	3,440
0.779% due 11/25/2013 - 05/25/2030	38	38
0.809% due 05/25/2040	4,461	4,498
0.829% due 10/25/2023 - 05/25/2030	1,192	1,200
0.875% due 08/28/2017 - 05/21/2018	1,174,155	1,153,320
0.879% due 10/25/2037 - 06/25/2040	28,005	28,186
0.899% due 06/25/2037	15,797	15,888
0.909% due 06/25/2040	74,935	75,214
0.917% due 11/01/2021	6,000	6,012
0.919% due 03/25/2040	8,163	8,229
0.929% due 03/25/2038 - 06/25/2040	39,060	39,324
0.979% due 01/25/2022	16	16
0.999% due 12/25/2039	1,836	1,853
1.009% due 01/25/2022	43	43
1.029% due 12/25/2021	21	21
1.079% due 04/25/2032	25	25
1.125% due 04/27/2017	777,100	780,499
1.179% due 04/25/2023	141	143
1.250% due 01/30/2017	8,800	8,906
1.305% due 04/01/2027	24	25
1.359% due 07/01/2042 - 10/01/2044	33,063	33,791
1.361% due 12/01/2044	3,725	3,785
1.375% due 01/01/2021	7	7
1.409% due 09/01/2041	11,745	12,178
1.559% due 10/01/2030 - 10/01/2040	3,936	4,095
1.605% due 06/01/2035	1,084	1,141
1.700% due 02/01/2023	46	47
1.709% due 09/01/2022	71	72
1.741% due 06/01/2023	66	66
1.748% due 05/01/2023	99	101
1.750% due 02/01/2022	86	86
1.772% due 04/01/2027	27	28
1.782% due 03/01/2035	42	43
1.785% due 06/01/2030	29	29
1.790% due 09/01/2035	77	80
1.875% due 09/18/2018 - 12/01/2020	45,902	46,480
1.891% due 03/01/2019	295	307
1.895% due 11/01/2031	107	108
1.897% due 02/01/2034	52	54

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.906% due 01/01/2020	$253	$265
1.920% due 11/01/2023	14	14
1.923% due 02/01/2035	2,394	2,542
1.965% due 09/01/2014	2	2
1.992% due 11/01/2035	2,239	2,355
1.999% due 03/01/2034	6,385	6,759
2.003% due 03/01/2034	12	13
2.021% due 10/01/2034	1,064	1,125
2.043% due 07/01/2019	38	38
2.048% due 05/01/2030	6	6
2.058% due 08/01/2025	670	716
2.070% due 06/01/2021	183	191
2.075% due 08/01/2035	273	289
2.110% due 05/01/2024	9	9
2.134% due 10/01/2024	43	43
2.135% due 11/01/2023	22	23
2.139% due 04/01/2036	200	212
2.142% due 02/01/2035	2,213	2,336
2.152% due 10/01/2019	59	62
2.178% due 08/01/2032	34	35
2.181% due 11/01/2019	28	28
2.190% due 12/01/2023 - 11/01/2025	193	202
2.204% due 10/01/2020	11	11
2.210% due 07/01/2024	95	97
2.220% due 07/01/2019 - 05/01/2036	874	926
2.231% due 10/01/2034 - 02/01/2035	5,622	5,979
2.233% due 09/01/2024	68	69
2.243% due 01/01/2035	7,756	8,215
2.244% due 12/01/2024 - 12/01/2034	37	38
2.245% due 11/01/2025 - 11/01/2035	7,448	7,824
2.250% due 09/01/2033	84	89
2.252% due 09/01/2034	780	815
2.254% due 05/01/2035	129	136
2.257% due 04/01/2034	8	9
2.260% due 08/01/2033	17	18
2.265% due 08/01/2027 - 09/01/2029	788	839
2.273% due 09/01/2024	102	104
2.277% due 09/01/2033	36	37
2.280% due 12/01/2022	18	19
2.281% due 05/01/2025 - 12/01/2033	847	889
2.283% due 05/01/2034	320	338
2.286% due 08/01/2026	66	70
2.289% due 11/01/2025 - 09/01/2035	5,436	5,700
2.296% due 03/01/2025	311	331
2.304% due 01/01/2035	99	105
2.310% due 08/01/2022 - 07/01/2035	75,153	71,662
2.313% due 10/01/2034	1,078	1,144
2.314% due 01/01/2036	665	703
2.315% due 11/01/2023 - 07/01/2035	149	151
2.320% due 06/01/2023 - 07/01/2035	123	130
2.322% due 01/01/2036	12	13
2.324% due 01/01/2035	5,455	5,774
2.325% due 12/01/2023 - 06/01/2035	1,508	1,593
2.326% due 04/01/2033	52	55
2.328% due 03/01/2035	36	38
2.334% due 12/01/2025 - 01/01/2026	204	215
2.336% due 09/01/2035 - 11/01/2035	2,542	2,699
2.337% due 04/01/2027	27	28
2.338% due 06/01/2015	10	10
2.339% due 07/01/2021	17	18
2.341% due 06/01/2035	4,699	4,979
2.342% due 10/01/2024 - 08/01/2035	689	727
2.344% due 09/01/2034	11,122	11,716
2.345% due 07/01/2026 - 07/01/2035	1,255	1,349
2.346% due 08/01/2035	1,799	1,917
2.349% due 12/01/2034	151	160
2.351% due 08/01/2035	4,463	4,728
2.352% due 07/01/2034	19	20
2.355% due 09/01/2023	98	102
2.359% due 03/01/2033	116	123
2.361% due 05/01/2026	28	30
2.368% due 11/01/2025	16	16
2.369% due 11/01/2034	947	1,006
2.373% due 06/01/2030	68	69
2.375% due 04/01/2017 - 03/01/2024	55	56
2.381% due 12/01/2034	124	131
2.382% due 08/01/2035	59	63
2.387% due 06/01/2035	3,506	3,718
2.395% due 12/01/2025	219	234
2.401% due 11/01/2032	46	49
2.410% due 11/01/2034	1,665	1,757
2.411% due 05/01/2030	6	6
2.412% due 05/01/2037	24	25
2.415% due 08/01/2035	31	32
2.417% due 09/01/2035	1,204	1,282
2.420% due 02/01/2019 - 05/01/2033	196	204

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.425% due 08/01/2031	$109	$111
2.430% due 01/25/2019	45,000	45,648
2.437% due 06/01/2034	11	12
2.440% due 11/01/2025	55	55
2.442% due 06/01/2025 - 05/25/2035	15,110	15,806
2.443% due 01/01/2035	1,103	1,165
2.446% due 11/01/2035	193	204
2.450% due 10/01/2027	35	37
2.453% due 11/01/2035	598	636
2.459% due 03/01/2035	767	813
2.460% due 08/01/2022 - 03/01/2026	17,842	17,106
2.467% due 10/01/2035	615	656
2.471% due 06/01/2035	78	83
2.474% due 05/01/2035	11,389	12,031
2.475% due 05/01/2022 - 02/01/2035	1,683	1,791
2.476% due 12/01/2033	349	371
2.483% due 02/01/2035	1,720	1,827
2.485% due 05/01/2035 - 04/01/2038	5,994	6,331
2.488% due 08/01/2027	68	72
2.492% due 07/01/2033 - 11/01/2034	2,675	2,842
2.499% due 06/01/2025	256	273
2.500% due 04/01/2027 - 01/01/2043	2,427	2,315
2.501% due 10/01/2035	839	892
2.513% due 02/01/2028	25	26
2.515% due 04/01/2024	167	167
2.527% due 07/01/2034	2,405	2,552
2.530% due 10/01/2022	17,724	17,004
2.536% due 12/01/2034 - 09/01/2035	1,023	1,086
2.538% due 06/01/2033	79	85
2.542% due 07/01/2017 - 10/01/2023	347	356
2.547% due 07/01/2035	1,622	1,727
2.549% due 05/01/2035	1,980	2,096
2.550% due 02/01/2035	2,343	2,504
2.553% due 01/01/2036	435	464
2.554% due 12/01/2034	21	22
2.560% due 02/01/2036	138	147
2.563% due 09/01/2037	59	63
2.573% due 04/01/2034	166	176
2.580% due 02/01/2024 - 03/01/2035	69	72
2.583% due 12/01/2034	58	61
2.585% due 11/01/2023 - 01/01/2036	525	558
2.594% due 08/01/2023	34	34
2.610% due 12/01/2023	28	30
2.614% due 11/01/2024	740	775
2.622% due 11/01/2034	34	36
2.627% due 12/01/2036	76	81
2.628% due 03/01/2036	318	337
2.634% due 09/01/2017	197	202
2.640% due 06/01/2022 - 10/01/2034	10,256	10,174
2.641% due 04/01/2018	80	83
2.649% due 12/01/2027	197	211
2.655% due 12/01/2035	7	8
2.660% due 08/01/2022	5,173	5,018
2.665% due 07/01/2022 - 09/01/2035	10,524	10,700
2.670% due 08/01/2022 - 01/01/2037	20,907	20,327
2.677% due 12/01/2030	11	11
2.680% due 02/01/2022 - 06/01/2022	27,726	27,048
2.707% due 12/01/2017	260	277
2.709% due 09/01/2035	749	795
2.716% due 11/01/2035	4,177	4,462
2.723% due 04/01/2026	13	13
2.725% due 12/01/2026	10	11
2.726% due 03/01/2034	4,242	4,508
2.732% due 01/01/2037	86	91
2.740% due 08/01/2022	12,200	11,921
2.742% due 03/01/2036	264	282
2.750% due 01/01/2018 - 09/01/2022	11,620	11,525
2.764% due 04/01/2035	1,668	1,758
2.770% due 06/01/2022 - 12/01/2033	14,689	14,471
2.772% due 05/01/2023	152	155
2.773% due 09/01/2035	248	260
2.780% due 06/01/2022 - 08/01/2022	15,297	15,006
2.782% due 10/01/2026 - 02/01/2036	105	113
2.790% due 07/01/2022	4,414	4,333
2.792% due 09/01/2019	327	339
2.800% due 03/01/2018 - 08/01/2022	12,602	12,408
2.804% due 11/01/2034	1,170	1,244
2.820% due 04/01/2022 - 07/01/2022	24,043	23,711
2.825% due 02/01/2020	19	19
2.830% due 07/01/2022	3,623	3,565
2.844% due 02/01/2028	259	268
2.850% due 05/01/2022	2,144	2,118
2.868% due 06/01/2035	696	741

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.870% due 03/01/2022 - 09/01/2027	$197,429	$177,804
2.875% due 10/01/2024 - 11/01/2027	42	46
2.900% due 05/01/2022	6,800	6,739
2.914% due 05/01/2014	2	2
2.920% due 03/01/2022 - 07/01/2022	28,191	27,759
2.934% due 02/01/2033	1	1
2.938% due 09/01/2035	703	748
2.940% due 06/01/2022	8,335	8,268
2.960% due 05/01/2022 - 07/01/2022	6,950	6,880
2.975% due 06/01/2019	1	1
2.990% due 06/01/2022	17,000	16,723
3.000% due 10/01/2020 - 07/01/2043	1,726,820	1,787,880
3.025% due 11/01/2022	12	12
3.040% due 04/01/2022	3,164	3,089
3.044% due 05/01/2022	8,816	9,168
3.050% due 10/01/2020	20	20
3.120% due 04/01/2022	6,592	6,631
3.140% due 11/01/2021	8,700	8,804
3.157% due 05/01/2022	595	624
3.176% due 02/01/2021	34	34
3.238% due 02/01/2021	30	30
3.330% due 11/01/2021 - 12/01/2021	35,351	36,859
3.357% due 08/01/2022	464	472
3.365% due 08/01/2027	366	393
3.380% due 11/01/2021	1,070	1,142
3.416% due 10/01/2020	408	428
3.420% due 11/01/2021	5,463	5,718
3.429% due 03/01/2022	67,127	69,207
3.487% due 10/01/2027	116	123
3.500% due 08/01/2018 - 08/25/2042	3,119,743	3,289,595
3.514% due 09/01/2021 - 07/01/2024	45	46
3.570% due 11/01/2021	2,834	3,047
3.632% due 12/01/2020	313	331
3.726% due 03/01/2023	102	105
3.750% due 01/01/2020	5	5
3.830% due 07/01/2021	300	318
3.840% due 05/01/2018	350	380
3.971% due 09/01/2028 - 02/25/2033	1,091	898
3.980% due 07/01/2021	45,500	47,796
4.000% due 07/01/2015 - 11/01/2043	28,857,593	30,329,371
4.250% due 05/01/2016	11,736	12,534
4.295% due 11/01/2021	31	31
4.375% due 06/01/2021 - 03/01/2023	630	688
4.376% due 02/01/2028	16	17
4.419% due 12/01/2036	484	513
4.500% due 01/01/2018 - 11/01/2043	20,246,509	21,656,322
4.501% due 07/01/2019	33,821	37,377
4.595% due 09/01/2034	448	478
4.865% due 03/01/2023	246	265
4.996% due 03/01/2024	12	13
5.000% due 02/13/2017 - 10/01/2043	2,478,357	2,710,423
5.030% due 05/01/2024	2,183	2,413
5.057% due 05/01/2035	106	114
5.075% due 10/01/2035	541	579
5.081% due 11/01/2035	551	590
5.083% due 07/01/2035	508	546
5.084% due 09/01/2035	1,151	1,233
5.115% due 09/01/2035	13	14
5.130% due 08/01/2035	1,127	1,211
5.134% due 02/01/2016	136	146
5.141% due 11/01/2035	1,552	1,668
5.169% due 08/01/2035	915	983
5.196% due 07/01/2035	889	956
5.202% due 12/01/2035	703	758
5.209% due 12/01/2035	156	168
5.228% due 11/01/2035	2	2
5.235% due 07/01/2035	487	524
5.248% due 11/01/2035	727	768
5.263% due 06/01/2029	29	31
5.279% due 10/01/2035	1,344	1,447
5.284% due 10/01/2035	1,244	1,341
5.290% due 11/25/2033	75	75
5.292% due 09/01/2035	1,221	1,314
5.293% due 01/01/2036	765	823
5.308% due 08/01/2035	902	972
5.310% due 08/25/2033	638	649
5.359% due 09/01/2035	233	251
5.367% due 11/01/2035	1,042	1,124
5.370% due 08/25/2043	533	550
5.375% due 06/12/2017	144,300	166,642
5.402% due 10/01/2035	533	575
5.440% due 03/01/2036	696	749
5.461% due 09/01/2036	1	1
5.500% due 06/01/2017 - 11/01/2043	4,019,243	4,386,595
5.518% due 12/01/2035	725	781
5.554% due 10/01/2035	167	180
5.645% due 02/01/2036	1,133	1,221
5.682% due 06/01/2036	156	158
5.685% due 04/01/2036	2	2
5.689% due 03/01/2036	750	809
5.748% due 09/01/2014	181	186
5.750% due 12/20/2027 - 08/25/2034	1,546	1,601

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.790% due 10/01/2017	$370	$419
5.802% due 03/01/2036	863	935
5.834% due 09/01/2037	5	6
5.891% due 02/25/2037 (a)	83	10
5.921% due 06/25/2037 (a)	2,076	233
5.996% due 09/01/2036	14	15
6.000% due 12/01/2013 - 10/25/2044	2,110,727	2,311,267
6.001% due 12/25/2042	16,580	19,191
6.071% due 05/25/2037 - 01/25/2040 (a)	4,344	638
6.071% due 01/25/2040	543	81
6.160% due 08/01/2017	143	157
6.250% due 07/01/2024 - 02/25/2029	672	762
6.290% due 02/25/2029	330	359
6.300% due 10/17/2038	2,400	2,463
6.321% due 02/25/2037 (a)	107	14
6.371% due 07/25/2036 (a)	2,248	381
6.418% due 10/25/2042	17,305	18,640
6.421% due 12/25/2036	212	26
6.421% due 06/25/2037 (a)	2,099	281
6.461% due 12/25/2036	781	147
6.471% due 07/25/2037 (a)	2,158	243
6.500% due 06/01/2015 - 02/25/2047	59,446	67,117
6.581% due 05/25/2037	164	26
6.750% due 10/25/2023	128	145
6.900% due 05/25/2023	16	19
7.000% due 12/01/2013 - 01/25/2048	9,765	11,030
7.044% due 08/25/2037	195	224
7.250% due 01/01/2023	51	57
7.321% due 09/25/2038 (a)	1,460	182
7.375% due 05/25/2022	420	492
7.500% due 10/01/2014 - 07/25/2041	3,940	4,293
7.750% due 01/25/2022	519	569
7.780% due 01/01/2018	1,825	1,939
7.800% due 10/25/2022 - 06/25/2026	109	128
8.000% due 06/01/2015 - 08/01/2032	8,221	9,762
8.000% due 08/18/2027 (a)	4	1
8.060% due 04/01/2030	1,541	1,839
8.080% due 04/01/2030	850	912
8.490% due 06/01/2025	725	792
8.500% due 06/01/2017 - 07/01/2037	2,012	2,334
8.500% due 01/01/2018 (a)	2	0
8.750% due 01/25/2021	77	87
8.845% due 03/25/2039	10	11
9.000% due 04/01/2017 - 11/01/2025	629	725
9.000% due 06/25/2022 (a)	19	4
9.250% due 04/25/2018	7	8
9.300% due 05/25/2018 - 08/25/2019	23	25
9.434% due 09/25/2028	83	87
9.500% due 01/01/2018 - 03/01/2026	305	343
9.734% due 11/25/2040	1	0
10.000% due 11/01/2013 - 05/01/2022	50	53
10.500% due 11/01/2013 - 04/01/2022	3	2
11.000% due 11/01/2013 - 11/01/2020	26	28
11.500% due 08/20/2016 - 11/01/2019	1	0
903.213% due 08/25/2021 (a)	0	2
1,000.000% due 04/25/2022 (a)	0	3
FDIC Structured Sale Guaranteed Notes
0.680% due 11/29/2037	11,934	11,904
2.980% due 12/06/2020	5,305	5,490
Federal Housing Administration
1.000% due 08/01/2020	252	246
6.896% due 07/01/2020	4,661	4,529
7.110% due 05/01/2019	820	797
7.315% due 08/01/2019	2,335	2,269
7.350% due 04/01/2019	11	11
7.375% due 02/01/2018	83	80
7.430% due 10/01/2018 - 05/01/2024	2,891	2,824
7.430% due 12/01/2018 ^	239	234
7.450% due 05/01/2021	1,642	1,606
7.460% due 01/01/2023	15	15
7.465% due 11/01/2019	1,143	1,116
Freddie Mac
0.219% due 12/25/2036	8,117	8,035
0.332% due 07/15/2019 - 08/15/2019	5,626	5,618
0.422% due 05/15/2036	20	20
0.432% due 07/15/2034	472	469
0.439% due 08/25/2031	417	408
0.482% due 02/15/2037	10	10
0.522% due 02/15/2037	74	74
0.532% due 12/15/2029	73	73
0.582% due 06/15/2018 - 05/15/2041	24,036	24,055
0.632% due 06/15/2023 - 12/15/2031	166	167
0.682% due 06/15/2030 - 12/15/2032	176	177

8	See Accompanying Notes

September 30, 2013

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.732% due 01/15/2042	$212	$214
0.750% due 01/12/2018	1,038,100	1,013,048
0.752% due 06/15/2041 - 07/15/2041	29,041	29,227
0.762% due 05/15/2032 - 07/15/2037	10,325	10,409
0.792% due 07/15/2037	1,551	1,560
0.852% due 08/15/2037	10,145	10,197
0.875% due 03/07/2018	384,800	376,436
0.882% due 08/15/2037	3,422	3,437
0.892% due 10/15/2037	5,415	5,443
0.902% due 05/15/2037 - 09/15/2037	5,050	5,066
0.912% due 05/15/2040	75	75
0.932% due 08/15/2036	136	137
1.000% due 03/08/2017 - 09/29/2017	2,412,350	2,416,953
1.032% due 11/15/2039	159	160
1.179% due 05/25/2043	8,060	8,261
1.182% due 02/15/2021	9	9
1.250% due 05/12/2017 - 10/02/2019	2,299,390	2,228,295
1.330% due 10/25/2023	100	98
1.359% due 10/25/2044 - 02/25/2045	35,435	36,559
1.554% due 07/25/2044	4,261	4,340
1.625% due 04/01/2017 - 06/01/2017	2	3
1.679% due 01/01/2022	42	43
1.693% due 12/25/2018 (a)	293,386	20,128
1.750% due 05/30/2019	47,800	47,570
1.824% due 06/25/2020 (a)	19,015	1,590
1.875% due 12/01/2016	30	30
1.898% due 06/01/2022	7	7
1.920% due 10/25/2023	500	520
1.945% due 02/01/2037	19	20
1.948% due 10/01/2023	31	32
1.983% due 03/01/2024	62	66
2.039% due 10/01/2022	27	27
2.067% due 09/01/2035	73	77
2.125% due 09/01/2018	32	32
2.128% due 09/01/2035	33	34
2.140% due 05/01/2020	26	26
2.141% due 05/01/2023	64	65
2.168% due 06/01/2033	205	217
2.170% due 07/01/2023	37	37
2.190% due 07/01/2024	54	56
2.210% due 07/01/2020	82	82
2.222% due 07/01/2032 - 03/01/2035	1,148	1,213
2.230% due 12/01/2022	5	5
2.235% due 07/01/2022	66	67
2.241% due 09/01/2023	105	105
2.250% due 02/01/2018	27	27
2.265% due 11/01/2026	200	211
2.266% due 12/01/2026	329	339
2.305% due 06/01/2022	202	208
2.311% due 04/01/2025	49	48
2.313% due 06/01/2021	181	192
2.314% due 04/01/2023	6	6
2.315% due 08/01/2023	65	67
2.317% due 04/01/2025	6	7
2.323% due 10/25/2018	15	15
2.331% due 06/01/2022	61	62
2.334% due 04/01/2024	296	316
2.337% due 09/01/2028	1	1
2.339% due 06/01/2024	227	242
2.344% due 11/01/2023	116	122
2.345% due 08/01/2035	395	420
2.349% due 07/01/2024	43	46
2.352% due 02/01/2025	11	11
2.360% due 08/01/2023 - 09/01/2023	274	284
2.362% due 05/01/2023	25	26
2.365% due 05/01/2022 - 11/01/2023	100	102
2.368% due 01/01/2034	3,123	3,310
2.369% due 07/01/2025	208	222
2.372% due 10/01/2026	183	195
2.375% due 01/01/2019 - 08/01/2035	21,915	23,258
2.375% due 01/13/2022 (i)	1,231,260	1,201,104
2.376% due 11/01/2028	339	359
2.378% due 04/01/2029	85	90
2.385% due 09/01/2023	317	336
2.387% due 11/01/2035	10,268	10,759
2.388% due 05/01/2023	36	37
2.392% due 08/01/2035	49	53
2.400% due 07/01/2023 - 10/01/2024	112	115
2.403% due 10/01/2023	90	94
2.406% due 10/01/2023	73	75
2.414% due 05/01/2027	13	14
2.421% due 08/01/2035	26	27
2.428% due 02/01/2026	311	332
2.447% due 04/01/2036	670	714
2.462% due 05/01/2035 - 09/01/2035	13,197	13,992
2.468% due 02/01/2036	367	387
2.470% due 10/01/2023	195	205
2.473% due 06/01/2035	25,242	26,890
2.480% due 02/01/2021	4	4
2.482% due 07/01/2027	14	14
2.486% due 02/01/2023	57	60
2.488% due 08/01/2023	546	581
2.493% due 05/01/2037	101	107
2.494% due 09/01/2023	220	229
2.499% due 01/01/2028	19	20

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.500% due 12/01/2023 - 03/01/2035	$193	$199
2.503% due 08/01/2035	148	158
2.509% due 06/01/2037	26	28
2.510% due 07/01/2035	5,856	6,182
2.525% due 06/01/2020 - 01/01/2036	51	51
2.528% due 10/01/2024	14	15
2.530% due 01/01/2019 - 07/01/2033	41	41
2.533% due 07/01/2030	504	522
2.547% due 09/01/2037	18	19
2.577% due 07/01/2036	6	7
2.584% due 10/01/2023	66	67
2.590% due 03/01/2035	17	18
2.593% due 10/01/2035	15,403	16,310
2.606% due 10/01/2023	40	40
2.613% due 07/01/2035	5,570	5,919
2.620% due 05/01/2036 - 05/01/2037	438	462
2.623% due 01/01/2024 - 10/01/2035	466	501
2.627% due 08/01/2023	32	33
2.629% due 01/01/2037	143	153
2.636% due 08/01/2023 - 04/01/2036	6	6
2.643% due 07/01/2032	61	65
2.645% due 01/01/2035	194	196
2.670% due 06/01/2030	321	342
2.729% due 09/01/2035	3,783	4,041
2.733% due 10/01/2035	11,596	12,288
2.744% due 11/01/2034	339	361
2.745% due 10/01/2020	4	4
2.752% due 07/01/2019	96	97
2.780% due 05/01/2021	475	489
2.787% due 10/01/2035	8,809	9,276
2.804% due 12/01/2037	113	121
2.815% due 02/01/2037	15	16
2.837% due 03/01/2021	209	210
2.864% due 11/01/2035	8,082	8,541
2.900% due 10/01/2035	8,261	8,732
2.917% due 12/01/2018	143	144
2.977% due 03/01/2022	434	459
3.000% due 03/01/2027	45	46
3.075% due 01/01/2019	1	1
3.085% due 08/15/2032	3,146	3,306
3.105% due 05/01/2018	31	32
3.124% due 07/01/2019	2	2
3.145% due 04/01/2029	19	20
3.223% due 05/01/2018	78	79
3.250% due 05/01/2023 - 11/15/2025	137	134
3.262% due 01/01/2021	19	19
3.346% due 05/01/2018	106	107
3.350% due 11/15/2025	500	491
3.487% due 05/01/2020	8	9
3.500% due 09/01/2018 - 08/15/2042	19,912	17,249
3.750% due 03/27/2019	207,500	228,737
4.000% due 09/15/2018 - 11/01/2043	477,359	497,896
4.150% due 06/15/2030	570	570
4.405% due 10/01/2020	20	20
4.500% due 03/01/2018 - 11/01/2043	2,232,632	2,379,805
4.903% due 10/01/2035	346	372
5.000% due 10/01/2016 - 07/01/2040	58,046	62,381
5.013% due 10/01/2035	544	580
5.305% due 12/01/2035	888	957
5.367% due 02/01/2038	8	8
5.426% due 11/01/2035	451	486
5.500% due 08/23/2017 - 07/01/2047	356,393	387,669
5.534% due 03/01/2036	429	449
5.817% due 04/01/2036	764	828
5.950% due 06/15/2028	27,758	30,946
6.000% due 10/01/2013 - 11/01/2043	565,944	617,877
6.068% due 02/15/2038 (a)	1,452	187
6.118% due 05/15/2039	1,113	161
6.250% due 12/15/2028	445	494
6.268% due 03/15/2037	575	97
6.318% due 08/15/2036	460	86
6.398% due 09/15/2036	655	101
6.468% due 11/15/2036 (a)	25,427	3,765
6.500% due 12/01/2013 - 10/25/2043	126,665	140,099
6.950% due 07/15/2021 - 08/15/2021	47	53
7.000% due 01/01/2014 - 10/25/2043	20,308	23,489
7.000% due 09/15/2023 (a)	9	1
7.400% due 02/01/2021	372	362
7.500% due 02/01/2016 - 11/01/2037	7,925	9,226
7.645% due 05/01/2025	6,254	7,530
7.800% due 09/15/2020	3	4
8.000% due 11/01/2013 - 06/01/2030	1,363	1,569
8.250% due 06/15/2022	90	104
8.500% due 07/01/2014 - 06/01/2030	839	958
8.750% due 12/15/2020	44	52
8.801% due 11/15/2033	990	1,116
8.900% due 11/15/2020	243	273
9.000% due 08/01/2016 - 07/01/2030	282	319
9.000% due 05/01/2022 (a)	2	0
9.250% due 07/01/2017	1	1

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
9.500% due 09/01/2016 - 12/01/2022	$193	$212
9.535% due 01/15/2041	41,804	42,736
10.000% due 06/01/2017 - 03/01/2021	11	13
10.500% due 10/01/2017 - 01/01/2021	5	5
11.000% due 07/25/2018 - 05/01/2020	2	2
11.515% due 09/15/2041	27	28
12.653% due 02/15/2041	4	4
13.250% due 10/01/2013	1	1
20.171% due 05/15/2033	706	1,022
37.546% due 08/15/2037	1,768	3,354
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	1
Ginnie Mae
0.480% due 05/20/2037	36,113	36,177
0.582% due 06/16/2031 - 03/16/2032	278	280
0.632% due 11/16/2029 - 10/16/2030	288	291
0.682% due 02/16/2030 - 04/16/2032	1,469	1,482
0.732% due 12/16/2025	45	46
0.782% due 02/16/2030	1,154	1,169
0.832% due 02/16/2030	488	496
1.100% due 02/20/2060	46,998	47,247
1.130% due 03/20/2031	75	76
1.459% due 11/16/2043 (a)	173,357	13,371
1.625% due 02/20/2017 - 02/20/2034	44,638	46,492
1.750% due 07/20/2017 - 07/20/2034	16,435	17,097
2.000% due 05/20/2017 - 08/20/2030	10,181	10,580
2.125% due 01/20/2025	11	12
2.500% due 06/20/2021 - 04/20/2041	14,706	15,352
3.000% due 12/20/2018 - 07/15/2043	22,167	21,931
3.500% due 12/20/2017 - 09/15/2042	71	75
3.950% due 07/15/2025	119	125
4.000% due 12/20/2015 - 05/20/2041	4,306	4,367
4.500% due 11/16/2028 - 08/15/2033	2,472	2,704
4.750% due 07/20/2035	2,174	2,395
5.000% due 02/20/2031 - 12/15/2040	50,214	54,690
5.196% due 10/16/2037	1,245	1,324
5.244% due 04/16/2038	1,198	1,235
5.500% due 05/20/2017 - 03/16/2034	1,695	1,926
6.000% due 01/15/2014 - 11/15/2039	15,201	17,101
6.250% due 03/16/2029	282	300
6.375% due 03/20/2028	898	935
6.418% due 07/16/2031 - 08/16/2033 (a)	2,013	374
6.500% due 11/15/2023 - 09/20/2038	22,676	25,417
6.750% due 06/20/2028 - 10/16/2040	8,053	8,826
7.000% due 10/15/2013 - 10/15/2034	3,054	3,476
7.500% due 05/20/2017 - 02/15/2035	2,029	2,410
7.750% due 08/20/2025 - 12/15/2040	1,496	1,599
8.000% due 01/15/2017 - 10/20/2031	686	778
8.250% due 04/15/2020	29	33
8.300% due 06/15/2019	9	10
8.500% due 07/15/2016 - 04/15/2031	450	500
9.000% due 04/20/2016 - 01/15/2031	472	519
9.500% due 09/15/2016 - 12/15/2026	198	210
10.000% due 08/15/2015 - 02/15/2025	122	132
10.250% due 02/20/2019	6	6
10.500% due 12/15/2015 - 09/15/2021	42	44
11.000% due 12/15/2015 - 09/15/2017	1	2
12.000% due 03/20/2014 - 05/15/2016	1	1
13.500% due 09/15/2014	1	1
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	63	63
1.000% due 03/25/2025 - 07/25/2025	60	60
1.100% due 01/25/2019 - 11/25/2024	68	68
3.870% due 01/01/2014	46	46
4.120% due 03/10/2014	93	94
4.190% due 03/01/2030	19,248	20,442
4.330% due 07/01/2014	15	16
4.340% due 03/01/2024	102	110
4.350% due 07/01/2023	309	330
4.430% due 05/01/2029	4,150	4,482
4.504% due 02/10/2014	7	7
4.580% due 03/01/2018	243	257
4.625% due 02/01/2025	679	726

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.684% due 09/10/2014	$1,585	$1,635
4.750% due 07/01/2025	2,469	2,645
4.754% due 08/10/2014	390	397
4.770% due 04/01/2024	492	527
4.840% due 02/01/2023 - 05/01/2025	10,862	11,642
4.870% due 12/01/2024	990	1,069
4.890% due 12/01/2023	569	620
4.930% due 01/01/2024	1,093	1,180
4.950% due 03/01/2025	1,014	1,088
4.980% due 11/01/2023	3,826	4,175
5.090% due 10/01/2025	401	431
5.110% due 05/01/2017 - 08/01/2025	1,076	1,164
5.120% due 11/01/2017	68	71
5.130% due 09/01/2023	2,305	2,494
5.160% due 02/01/2028	2,024	2,229
5.170% due 01/01/2028	1,508	1,647
5.190% due 01/01/2017 - 07/01/2024	200	215
5.200% due 11/01/2015	74	76
5.230% due 11/01/2016	105	109
5.240% due 08/01/2023	289	314
5.290% due 12/01/2027	44,576	48,973
5.310% due 05/01/2027	238	262
5.320% due 04/01/2027	292	322
5.340% due 11/01/2021	2,170	2,359
5.370% due 09/01/2016	79	82
5.471% due 03/10/2018	330	359
5.490% due 05/01/2028	17,154	18,918
5.510% due 11/01/2027	534	592
5.520% due 06/01/2024	3,607	3,961
5.600% due 09/01/2028	5,163	5,753
5.680% due 05/01/2016 - 06/01/2028	16,054	17,755
5.725% due 09/10/2018	9,680	10,450
5.780% due 08/01/2027	49	55
5.820% due 07/01/2027	1,933	2,183
5.870% due 07/01/2028	497	560
5.902% due 02/10/2018	2,805	3,107
6.020% due 08/01/2028	510	579
6.070% due 07/01/2026	718	807
6.340% due 03/01/2021	2,580	2,822
6.440% due 02/01/2021	579	633
6.700% due 12/01/2016	747	782
6.900% due 12/01/2020	833	918
6.950% due 11/01/2016	162	170
7.060% due 11/01/2019	411	447
7.150% due 03/01/2017	220	236
7.190% due 12/01/2019	142	156
7.200% due 10/01/2019	238	260
7.220% due 11/01/2020	209	223
7.500% due 04/01/2017	156	165
7.630% due 06/01/2020	1,196	1,328
7.700% due 07/01/2016	60	63
Vendee Mortgage Trust
0.433% due 06/15/2023 (a)	11,188	127
6.500% due 09/15/2024	8,454	9,671
6.514% due 01/15/2030	1,317	1,524

Total U.S. Government Agencies (Cost $82,638,345)		83,184,186

U.S. TREASURY OBLIGATIONS 28.0%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2017 (m)	116,729	120,464
0.125% due 04/15/2018	77,204	79,598
0.125% due 01/15/2022	2,592,324	2,562,453
0.125% due 07/15/2022	2,579,192	2,543,125
0.125% due 01/15/2023	294,926	287,138
0.625% due 07/15/2021 (k)	4,925,696	5,132,152
1.125% due 01/15/2021	404,017	435,313
1.250% due 04/15/2014	82,782	83,513
1.250% due 07/15/2020	698,149	764,555
1.375% due 01/15/2020	427,551	469,354
1.750% due 01/15/2028 (k)	2,453,023	2,751,217
2.000% due 07/15/2014	185,886	190,678
2.000% due 01/15/2026	2,372,435	2,741,090
2.375% due 01/15/2025	3,126,757	3,736,719
2.375% due 01/15/2027 (k)	3,049,058	3,673,878
2.500% due 01/15/2029 (k)	2,955,959	3,638,717
3.625% due 04/15/2028 (k)	247,465	342,623
3.875% due 04/15/2029 (k)	518,683	744,817
U.S. Treasury Notes
0.125% due 07/31/2014	1,600	1,600
0.125% due 12/31/2014	100	100
0.250% due 03/31/2014	1,400	1,401
0.250% due 04/30/2014	900	901
0.250% due 05/31/2014	1,200	1,201
0.250% due 06/30/2014	100	100
0.500% due 08/15/2014	700	702
0.625% due 04/30/2018 (k)(m)	437,400	425,286
0.750% due 12/31/2017 (m)	383,300	376,922

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.750% due 02/28/2018 (k)		$4,731,000	$4,640,259
0.750% due 03/31/2018		4,163,500	4,076,325
0.875% due 01/31/2018		1,978,700	1,953,658
0.875% due 07/31/2019 (k)(m)		1,287,500	1,229,713
1.000% due 05/31/2018		531,400	524,737
1.000% due 06/30/2019 (k)(m)		3,049,483	2,940,369
1.000% due 08/31/2019		2,721,060	2,611,793
1.000% due 09/30/2019		1,367,099	1,310,065
1.000% due 11/30/2019		3,845,580	3,669,526
1.125% due 05/31/2019		533,800	519,392
1.125% due 12/31/2019		1,174,300	1,126,411
1.125% due 03/31/2020		588,022	560,550
1.125% due 04/30/2020 (k)		224,171	213,181
1.250% due 04/15/2014		100	101
1.250% due 10/31/2019 (k)		1,244,200	1,208,623
1.250% due 02/29/2020		956,100	920,507
1.375% due 06/30/2018 (k)(m)		239,300	240,020
1.375% due 07/31/2018 (i)		1,375,600	1,378,448
1.375% due 01/31/2020		633,400	615,883
1.375% due 05/31/2020 (k)(m)		135,800	131,089
1.500% due 08/31/2018 (i)		8,711,600	8,772,512
1.875% due 04/30/2014		100	101
2.625% due 04/30/2018		128,300	136,178
2.875% due 03/31/2018		172,800	185,328
3.375% due 11/15/2019		6,600	7,243

Total U.S. Treasury Obligations (Cost $72,105,754)			70,077,629

MORTGAGE-BACKED SECURITIES 6.3%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		4,181	4,371
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		367	375
Adjustable Rate Mortgage Trust
0.719% due 11/25/2035		44	36
1.329% due 03/25/2035		10,000	7,829
2.467% due 01/25/2035		594	591
2.611% due 07/25/2035		2,426	2,204
2.723% due 11/25/2035 ^		1,021	821
2.769% due 09/25/2035		4,460	3,508
2.806% due 11/25/2035		8,913	8,127
2.830% due 03/25/2035		6,847	6,333
2.865% due 09/25/2035		553	486
2.916% due 08/25/2035		5,530	5,108
2.941% due 01/25/2036		4,104	3,463
3.149% due 03/25/2036		418	329
3.199% due 07/25/2035		8,096	7,407
4.974% due 01/25/2036		12,363	11,445
5.129% due 10/25/2035		18,111	16,495
American Home Mortgage Assets Trust
0.299% due 10/25/2046		24,688	17,975
0.369% due 05/25/2046		33,974	24,019
0.369% due 09/25/2046		19,948	13,407
0.389% due 10/25/2046		20,524	13,021
0.853% due 02/25/2047		44,576	25,343
1.079% due 11/25/2046		75,614	40,762
1.093% due 10/25/2046		22,655	16,168
1.113% due 09/25/2046		5,997	4,138
2.790% due 11/25/2035 ^		15,696	11,276
American Home Mortgage Investment Trust
0.479% due 02/25/2045		2,285	2,236
0.919% due 10/25/2034		33	33
1.873% due 09/25/2045		15,986	15,124
1.998% due 09/25/2035		382	380
2.123% due 12/25/2035		3,763	2,709
2.123% due 11/25/2045 ^		12,339	9,801
2.173% due 10/25/2034		18,095	17,892
2.393% due 02/25/2045		14,261	14,204
Arkle Master Issuer PLC
1.963% due 05/17/2060		60,700	61,934
Arran Residential Mortgages Funding PLC
1.626% due 05/16/2047	EUR	293,323	402,642
Banc of America Alternative Loan Trust
0.579% due 05/25/2035		$1,830	1,309
5.000% due 08/25/2019		750	774
5.500% due 06/25/2037		2,522	1,861
6.000% due 11/25/2035		2,321	2,004
6.000% due 07/25/2046		4,110	3,389

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045	$9,200	$9,541
5.414% due 09/10/2047	15,400	16,905
5.449% due 01/15/2049	707	710
5.451% due 01/15/2049	5,410	5,957
5.634% due 04/10/2049	1,042	1,057
5.793% due 04/10/2049	9,454	10,601
5.857% due 06/10/2049	21,782	24,220
5.924% due 05/10/2045	29,100	31,946
Banc of America Funding Corp.
0.279% due 04/25/2037	583	398
0.370% due 10/20/2036	21,036	13,833
0.370% due 10/20/2046 ^	5,246	3,886
0.390% due 04/20/2047	8,901	6,606
0.420% due 04/20/2035	2,155	1,884
0.470% due 05/20/2035	1,678	1,103
0.480% due 02/20/2035	1,805	1,747
0.579% due 05/25/2037	5,186	3,484
2.666% due 05/25/2035	152,186	154,600
2.685% due 02/20/2036	4,983	4,970
2.688% due 03/20/2035	2,049	2,066
2.853% due 02/20/2036	2,069	1,633
2.858% due 11/20/2034	1,578	1,468
2.871% due 03/20/2036	1,456	1,300
2.941% due 11/20/2034	8,533	8,291
3.067% due 11/20/2035 ^	2,975	2,729
5.320% due 05/20/2036	9,311	8,698
5.380% due 05/20/2036	10,424	10,168
5.500% due 09/25/2034	16,046	16,508
5.500% due 09/25/2035	18,545	18,999
5.500% due 01/25/2036	6,354	6,250
5.540% due 04/20/2036	11,192	9,846
5.553% due 03/20/2036	651	615
5.555% due 05/20/2036 ^	4,944	4,465
5.568% due 01/20/2047 ^	221	177
5.714% due 09/20/2034	926	939
5.737% due 10/20/2046	6,585	5,890
5.750% due 07/20/2036	5,500	5,350
5.750% due 09/25/2036	4,985	4,956
5.753% due 10/25/2036 ^	1,503	1,228
5.797% due 10/20/2046 ^	3,459	2,738
5.837% due 01/25/2037	1,226	932
5.888% due 04/25/2037	3,946	3,511
6.000% due 09/25/2036 ^	13,791	12,432
6.000% due 09/25/2036	12,748	12,441
Banc of America Large Loan Trust
2.482% due 11/15/2015	463,511	464,417
Banc of America Mortgage Trust
0.879% due 11/25/2035	1,003	926
2.623% due 07/25/2034	285	287
2.733% due 07/25/2035	4,201	3,950
2.739% due 07/25/2035	3,082	2,926
2.748% due 07/25/2033	176	178
2.771% due 09/25/2033	1,639	1,645
2.775% due 08/25/2035	18,526	16,951
2.799% due 06/25/2035	6,000	5,501
2.867% due 05/25/2034	1,281	1,257
2.870% due 05/25/2035	23,317	20,566
2.875% due 05/25/2033	1,849	1,832
2.875% due 03/25/2035	15,760	14,945
2.910% due 04/25/2034	236	237
2.928% due 02/25/2036 ^	2,540	2,165
2.944% due 02/25/2035	3,691	3,650
2.964% due 01/25/2036	7,107	5,834
2.991% due 01/25/2035	3,207	3,143
3.053% due 12/25/2033	2,363	2,368
3.065% due 12/25/2035 ^	10,970	9,916
3.104% due 11/25/2034	3,184	3,153
3.105% due 11/25/2035	1,823	1,678
3.164% due 11/25/2034	2,597	2,252
3.438% due 07/20/2032	855	861
4.869% due 11/25/2034	1,674	1,638
5.060% due 02/25/2035	3,343	3,251
5.220% due 07/25/2035	1,844	1,823
5.311% due 04/25/2035	2,986	2,890
5.500% due 12/25/2020	882	918
5.500% due 11/25/2035	940	944
5.500% due 05/25/2037	1,120	949
6.000% due 10/25/2036 ^	8,339	7,390
6.000% due 07/25/2046 ^	3,399	3,098
6.500% due 10/25/2031	71	75
6.500% due 09/25/2033	3,303	3,422
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	91,308	99,751
5.694% due 06/24/2050	35,400	38,818
6.118% due 02/15/2051	40,000	44,817
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.742% due 07/10/2043	78	78
4.811% due 12/10/2042	10	10
4.933% due 07/10/2045	250	264

10	See Accompanying Notes

September 30, 2013

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.115% due 10/10/2045	$200	$214
5.743% due 06/10/2039	372	377
Bayview Commercial Asset Trust
0.609% due 08/25/2034	590	545
BCAP LLC Trust
0.320% due 11/26/2036	8,541	6,351
0.340% due 11/26/2036	30,000	20,210
0.349% due 01/25/2037 ^	56,810	40,198
0.350% due 09/26/2035	3,539	3,484
0.350% due 08/26/2046	3,000	2,441
0.510% due 11/26/2035	16,355	13,417
0.920% due 01/26/2047	25,771	21,562
2.630% due 10/26/2036	7,358	6,377
2.667% due 02/26/2036	11,505	11,321
2.917% due 05/26/2036	16,203	12,113
3.510% due 03/26/2037	6,203	6,201
4.836% due 07/26/2037	24,894	22,766
5.000% due 01/26/2021	12,001	12,594
5.238% due 03/26/2037	36,522	33,708
5.250% due 06/26/2036	83,507	74,484
5.250% due 09/26/2036	24,766	21,855
5.250% due 04/26/2037	88,820	81,839
5.250% due 06/26/2037	9,486	9,476
5.250% due 08/26/2037	16,004	16,255
5.500% due 11/25/2034	14,203	14,894
BCRR Trust
5.858% due 07/17/2040	10,000	10,782
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 08/25/2035	2,071	2,078
2.320% due 08/25/2035	131	132
2.343% due 04/25/2033	4,237	4,212
2.370% due 02/25/2036	11,467	11,144
2.420% due 02/25/2036 ^	20,672	13,914
2.430% due 10/25/2035	36,502	35,327
2.459% due 04/25/2033	1,874	1,891
2.473% due 04/25/2034	4,720	4,645
2.573% due 04/25/2033	162	165
2.575% due 01/25/2035	47	44
2.578% due 08/25/2033	37	36
2.600% due 03/25/2035	14,276	14,456
2.604% due 08/25/2033	669	678
2.636% due 10/25/2033	31	31
2.655% due 11/25/2034	1,424	1,415
2.674% due 10/25/2035	121,625	119,447
2.693% due 05/25/2033	1,163	1,164
2.706% due 08/25/2035	20,046	17,948
2.729% due 02/25/2033	1,153	1,170
2.735% due 11/25/2030	2,779	2,806
2.751% due 08/25/2035 ^	7,413	6,181
2.757% due 04/25/2033	875	872
2.768% due 11/25/2034	7,010	6,923
2.770% due 05/25/2034	17	16
2.793% due 03/25/2035	1,924	1,927
2.797% due 03/25/2035	5,555	5,278
2.831% due 02/25/2047	7,288	5,668
2.832% due 05/25/2034	94	90
2.842% due 09/25/2034	3,200	2,985
2.842% due 03/25/2035	4,865	4,363
2.872% due 05/25/2047 ^	45,157	36,824
2.875% due 04/25/2034	75	73
2.901% due 01/25/2034	45	43
2.904% due 04/25/2034	2,539	2,506
2.907% due 07/25/2034	422	409
2.960% due 02/25/2033	99	89
2.960% due 01/25/2034	2,649	2,636
2.974% due 02/25/2034	2,432	2,375
2.984% due 01/25/2035	1,300	1,263
3.040% due 05/25/2034	18	18
3.080% due 01/25/2034	3,929	3,946
3.123% due 01/25/2035	279	276
3.169% due 11/25/2034	3,477	3,546
3.179% due 12/25/2035	4,430	4,386
4.636% due 07/25/2034	1,245	1,257
5.280% due 08/25/2035	32,154	32,703
5.380% due 02/25/2036	3,086	2,866
Bear Stearns Alt-A Trust
0.339% due 02/25/2034	4,620	4,510
0.339% due 01/25/2047	7,586	4,180
0.349% due 08/25/2036	6,990	3,915
0.379% due 02/25/2034	64	41
0.499% due 08/25/2036	24,620	15,965
0.619% due 04/25/2035	2,483	2,232
0.659% due 02/25/2036	3,346	2,356
0.679% due 03/25/2035	739	723
0.859% due 09/25/2034	1,336	1,315
0.879% due 09/25/2034	3,392	3,271

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.390% due 10/25/2033	$129	$120
2.405% due 02/25/2034	170	168
2.434% due 01/25/2036 ^	19,907	13,806
2.449% due 03/25/2036	29,121	20,344
2.475% due 12/25/2033	2,318	2,331
2.484% due 04/25/2035	21	19
2.540% due 08/25/2036 ^	6,877	2,834
2.638% due 11/25/2036	88	59
2.645% due 09/25/2034	1,554	1,358
2.667% due 05/25/2035	131,074	121,635
2.678% due 11/25/2036	2,171	1,516
2.725% due 02/25/2036 ^	2,127	1,376
2.735% due 09/25/2035	53,673	44,512
2.750% due 03/25/2036 ^	14,798	9,963
2.771% due 03/25/2036	8,723	5,497
2.778% due 02/25/2034	4,926	4,891
2.804% due 08/25/2036 ^	110	76
2.952% due 05/25/2036	15,070	8,522
3.007% due 01/25/2035	4,095	3,259
4.577% due 11/25/2036 ^	547	383
5.111% due 11/25/2035 ^	10,770	8,247
5.401% due 12/25/2046 ^	1,380	1,027
Bear Stearns Commercial Mortgage Securities Trust
4.715% due 02/11/2041	2,656	2,670
4.825% due 11/11/2041	10,000	10,340
4.868% due 09/11/2042	17,825	17,993
4.871% due 09/11/2042	100	106
4.980% due 02/11/2041	97	98
5.116% due 02/11/2041	900	942
5.331% due 02/11/2044	51,225	56,260
5.382% due 12/11/2040	9,701	9,782
5.405% due 12/11/2040	565	604
5.468% due 06/11/2041	64	65
5.610% due 03/11/2039	13,950	15,089
5.703% due 06/11/2050	1,036	1,074
5.831% due 09/11/2038	197	199
5.846% due 06/11/2040	2,343	2,387
5.856% due 09/11/2038	300	330
5.898% due 06/11/2040	13,097	14,778
7.000% due 05/20/2030	6,809	7,588
Bear Stearns Mortgage Securities, Inc.
2.493% due 06/25/2030	27	28
Bear Stearns Structured Products, Inc.
2.564% due 01/26/2036	5,355	4,151
2.759% due 12/26/2046	4,459	2,739
Bella Vista Mortgage Trust
0.430% due 05/20/2045	48	37
Chase Mortgage Finance Trust
2.665% due 03/25/2037	13,899	12,378
2.705% due 09/25/2036	1,374	1,125
2.717% due 02/25/2037	88	88
2.718% due 09/25/2036	177	148
2.721% due 02/25/2037	1,186	1,169
2.820% due 02/25/2037	144	144
2.823% due 02/25/2037	2,767	2,622
2.842% due 02/25/2037	948	926
2.856% due 12/25/2035	39,746	35,116
2.875% due 02/25/2037	9,251	8,550
2.885% due 12/25/2035	6,743	6,028
4.409% due 03/25/2037	11,650	9,576
4.907% due 01/25/2036 ^	24,591	22,902
5.056% due 12/25/2035	4,732	4,575
5.338% due 03/25/2037	462	423
5.500% due 12/25/2022	12,138	12,335
5.500% due 03/25/2037	64	64
6.000% due 11/25/2036 ^	3,369	2,882
6.000% due 02/25/2037 ^	2,072	1,850
6.000% due 03/25/2037 ^	15,452	13,477
Chaseflex Trust
0.329% due 06/25/2036	5,823	5,453
0.519% due 08/25/2037	16,731	11,222
0.679% due 06/25/2035	4,372	2,950
6.000% due 02/25/2037 ^	3,403	2,861
Chevy Chase Funding LLC
0.359% due 05/25/2036	2,693	2,164
0.409% due 05/25/2036	10,457	8,474
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	1,692	1,694
5.500% due 08/25/2022	488	495
5.500% due 12/25/2022	225	226
5.500% due 02/25/2026	587	603
5.500% due 04/25/2037	2,061	2,072
5.750% due 09/25/2037	2,053	2,048
6.000% due 06/25/2036	7,206	7,308
6.000% due 08/25/2036	2,407	2,395
6.000% due 04/25/2037	48,531	47,624
6.000% due 05/25/2037	5,189	5,170

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	$350	$386
5.885% due 12/10/2049	500	517
5.951% due 03/15/2049	425	466
Citigroup Mortgage Loan Trust, Inc.
0.249% due 01/25/2037	983	525
0.979% due 08/25/2035	4,549	3,583
1.940% due 09/25/2035	5,618	5,588
2.270% due 09/25/2035	15,114	14,959
2.290% due 09/25/2035	47,696	46,928
2.510% due 10/25/2035	40,608	39,507
2.540% due 05/25/2035	296	288
2.550% due 10/25/2035	17,033	16,467
2.569% due 07/25/2046 ^	7,952	6,230
2.622% due 08/25/2035	51,051	50,425
2.663% due 05/25/2035	3,753	3,720
2.686% due 09/25/2034	1,116	1,107
2.691% due 12/25/2035 ^	3,438	2,298
2.782% due 07/25/2037 ^	77	64
2.810% due 02/25/2034	4,356	4,265
2.890% due 09/25/2037 ^	52,365	42,577
5.094% due 09/25/2035	64,225	61,293
5.297% due 08/25/2035	10,530	10,289
5.467% due 04/25/2037	5,571	4,901
5.500% due 11/25/2035 ^	3,971	3,624
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,112	2,114
5.322% due 12/11/2049	34,250	37,924
5.393% due 07/15/2044	900	960
5.484% due 01/15/2046	300	323
5.485% due 01/15/2046	67,010	72,344
5.617% due 10/15/2048	3,720	4,086
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	2,901	2,985
6.000% due 09/25/2036	1,005	828
6.000% due 06/25/2037	2,426	1,948
6.000% due 06/25/2037 ^	13,471	10,815
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	168	187
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	5	5
Commercial Mortgage Loan Trust
6.209% due 12/10/2049	43,265	48,821
Commercial Mortgage Pass-Through Certificates
0.362% due 06/15/2022	13,895	13,702
0.660% due 12/10/2046 (a)	67,774	65
5.116% due 06/10/2044	250	265
5.543% due 12/11/2049	19,400	21,468
Community Program Loan Trust
4.500% due 04/01/2029	19,882	20,124
Countrywide Alternative Loan Trust
0.319% due 04/25/2047	16,909	13,325
0.339% due 12/25/2046 ^	6,683	5,873
0.349% due 11/25/2036	8,877	7,287
0.349% due 01/25/2037 ^	2,174	1,730
0.349% due 06/25/2046	3,265	2,572
0.349% due 05/25/2047	65,176	53,053
0.359% due 05/25/2047	8,101	6,219
0.360% due 02/20/2047	1,283	855
0.369% due 08/25/2046	102,838	68,651
0.369% due 09/25/2046 ^	27,835	18,112
0.369% due 10/25/2046	27,007	25,035
0.370% due 09/20/2046	39,888	27,016
0.370% due 03/20/2047	63,562	44,355
0.375% due 12/20/2046	90,587	61,034
0.379% due 05/25/2036	2,445	1,747
0.379% due 06/25/2037	15	12
0.379% due 04/25/2047	13,227	9,466
0.389% due 05/25/2035	265	216
0.389% due 07/25/2046	5,762	4,668
0.390% due 03/20/2046	2,666	1,834
0.390% due 05/20/2046	1,573	1,035
0.390% due 07/20/2046 ^	29,735	16,693
0.429% due 09/25/2046 ^	966	186
0.429% due 10/25/2046 ^	334	105
0.439% due 07/25/2035	5,280	4,326
0.439% due 12/25/2035	1,749	1,536
0.439% due 07/25/2036	30,528	15,906
0.439% due 07/25/2046 ^	659	154
0.449% due 05/25/2036 ^	198	32
0.459% due 12/25/2035	44	35
0.459% due 02/25/2037	4,661	3,391
0.459% due 10/25/2046	11,000	6,852
0.469% due 11/25/2035	1,739	1,137
0.509% due 09/25/2035	2,431	1,831

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.510% due 11/20/2035	$37,629	$28,023
0.529% due 09/25/2035	3,028	2,444
0.529% due 05/25/2037 ^	398	263
0.559% due 08/25/2036	4,885	4,842
0.629% due 08/25/2033	55	54
0.629% due 09/25/2034	137	137
0.729% due 08/25/2034	74	65
0.729% due 10/25/2036 ^	6,608	4,203
0.759% due 06/25/2034	4,840	4,618
0.879% due 10/25/2035	3,288	2,582
0.964% due 08/25/2046	21,842	15,072
0.979% due 12/25/2035	5,021	3,912
1.099% due 12/25/2035	1,056	754
1.153% due 02/25/2036	914	735
1.179% due 08/25/2035	27,493	20,460
1.253% due 08/25/2035	365	237
1.279% due 02/25/2036 ^	10,273	8,176
1.479% due 10/25/2035	42,523	34,382
1.543% due 11/25/2035	2,028	1,437
1.553% due 08/25/2035	2,821	2,434
2.083% due 11/25/2035	879	641
2.897% due 02/25/2037 ^	42,635	36,276
3.889% due 08/25/2036	106	106
4.901% due 10/25/2035 ^	2,095	1,734
5.000% due 08/25/2019	58	58
5.000% due 01/25/2035	26	27
5.250% due 10/25/2033	9,719	10,034
5.250% due 06/25/2035	1,381	1,193
5.361% due 11/25/2035 ^	2,125	1,601
5.500% due 06/25/2035	17,000	15,411
5.500% due 11/25/2035	6,691	5,834
5.500% due 11/25/2035 ^	6,437	5,560
5.500% due 12/25/2035	4,319	3,750
5.750% due 03/25/2037 ^	2,150	1,685
6.000% due 10/25/2032	353	346
6.000% due 10/25/2033	612	642
6.000% due 12/25/2033	13	13
6.000% due 02/25/2034	12	13
6.000% due 03/25/2035	484	411
6.000% due 03/25/2036	14,676	11,709
6.000% due 04/25/2036 ^	2,649	2,186
6.000% due 05/25/2036	3,087	2,377
6.000% due 05/25/2036 ^	2,742	2,121
6.000% due 06/25/2036	562	486
6.000% due 08/25/2036 ^	6,595	5,378
6.000% due 01/25/2037 ^	10,711	8,766
6.000% due 01/25/2037	10,171	8,325
6.000% due 02/25/2037 ^	8,794	6,292
6.000% due 02/25/2037	861	672
6.000% due 03/25/2037 ^	4,176	3,343
6.000% due 04/25/2037	3,691	2,791
6.000% due 08/25/2037	1,492	1,313
6.000% due 08/25/2037 ^	10,924	9,451
6.250% due 12/25/2033	213	227
6.250% due 11/25/2036	4,959	4,197
6.250% due 11/25/2036 ^	1,334	1,142
6.250% due 08/25/2037 ^	5,298	4,225
6.500% due 05/25/2036 ^	5,336	4,046
6.500% due 09/25/2036	2,282	1,869
Countrywide Home Loan Mortgage Pass-Through Trust
0.379% due 04/25/2046	11,775	8,883
0.409% due 05/25/2035	12,804	10,480
0.469% due 04/25/2035	17,939	14,949
0.479% due 05/25/2035	3,305	2,776
0.499% due 03/25/2035	457	347
0.509% due 02/25/2035	1,843	1,577
0.519% due 02/25/2035	388	334
0.519% due 06/25/2035	5,529	4,824
0.519% due 03/25/2036	598	260
0.529% due 02/25/2036 ^	219	60
0.579% due 08/25/2018	477	463
0.679% due 10/25/2033	5,026	5,094
0.719% due 02/25/2035	599	560
0.719% due 03/25/2035	1,288	1,198
0.939% due 09/25/2034	27	25
1.113% due 04/25/2046 ^	10,520	5,380
1.952% due 06/19/2031	129	129
2.243% due 07/25/2034	3,371	3,315
2.250% due 07/19/2031	27	26
2.423% due 02/20/2036	40	31
2.551% due 04/20/2035	12	12
2.565% due 06/20/2034	1,220	1,137
2.656% due 03/25/2037 ^	1,460	978
2.662% due 05/20/2036	24,542	16,338
2.666% due 08/25/2034	6,451	5,967
2.672% due 11/19/2033	505	489

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.673% due 05/20/2036	$3,196	$2,368
2.692% due 11/20/2034	479	447
2.699% due 07/20/2034	957	932
2.722% due 02/20/2035	18,116	17,225
2.764% due 11/20/2034	7,076	6,940
2.783% due 02/20/2036	26,786	23,434
2.797% due 09/25/2047 ^	4,962	4,099
2.799% due 04/20/2036 ^	4,343	3,403
2.805% due 12/19/2033	112	114
2.823% due 08/25/2034	310	280
2.842% due 02/25/2047 ^	1,773	1,403
2.859% due 11/25/2034	10,021	9,290
2.868% due 10/19/2032	57	51
4.500% due 09/25/2035	5,754	5,444
4.889% due 10/25/2035 ^	8,619	7,247
4.953% due 04/25/2035 ^	9,234	8,111
4.976% due 10/20/2035	2,245	1,857
5.033% due 01/20/2035	2,739	2,685
5.130% due 02/20/2036 ^	552	480
5.250% due 04/25/2035	1,211	1,209
5.500% due 12/25/2034	17,890	18,434
5.500% due 01/25/2035	955	986
5.500% due 03/25/2035	6,229	6,312
5.500% due 04/25/2035	1,014	1,012
5.500% due 05/25/2035	12,862	12,791
5.500% due 09/25/2035	10,138	9,691
5.500% due 09/25/2035 ^	6,115	5,997
5.500% due 10/25/2035	11,133	10,293
5.500% due 10/25/2035 ^	2,110	2,059
5.500% due 11/25/2035	17,854	16,562
5.500% due 11/25/2035 ^	1,855	1,771
5.500% due 04/25/2038	8,540	8,432
5.750% due 12/25/2035	293	270
5.750% due 02/25/2037 ^	4,282	3,755
5.750% due 07/25/2037	2,391	2,283
6.000% due 05/25/2036	5,482	5,035
6.000% due 12/25/2036	462	414
6.000% due 02/25/2037	30,777	29,527
6.000% due 03/25/2037 ^	1,776	1,619
6.000% due 07/25/2037	2,601	2,283
6.000% due 08/25/2037	16,955	15,307
6.000% due 09/25/2037	1,338	1,284
6.250% due 09/25/2036	3,088	2,742
6.250% due 09/25/2036 ^	12,601	11,193
6.500% due 01/25/2034	595	620
6.500% due 11/25/2034	2,168	2,267
7.500% due 11/25/2034	1,130	1,225
7.500% due 06/25/2035	2,984	3,110
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	199,800	212,862
5.383% due 02/15/2040	4,190	4,517
5.448% due 01/15/2049	944	946
5.460% due 09/15/2039	72,159	79,086
5.467% due 09/15/2039	28,261	30,913
5.567% due 02/15/2039	751	764
5.872% due 06/15/2039	3,274	3,610
Credit Suisse First Boston Mortgage Securities Corp.
0.822% due 03/25/2032	640	584
0.919% due 06/25/2034	1,040	1,008
1.928% due 10/25/2033	102	101
2.315% due 06/25/2032	45	37
2.334% due 06/25/2033	101	99
2.385% due 07/25/2033	5,596	5,566
2.455% due 08/25/2033	640	636
2.459% due 04/25/2034	21	21
2.619% due 09/25/2034	4,693	4,756
2.647% due 05/25/2034	5,335	5,292
4.823% due 06/25/2032	22	22
4.832% due 04/15/2037	10,553	11,018
5.100% due 08/15/2038	200	212
5.104% due 08/15/2038	245	258
5.500% due 09/25/2035	11,630	11,284
5.500% due 10/25/2035	3,327	3,242
6.000% due 11/25/2035 ^	50	41
6.500% due 04/25/2033	1,035	1,051
7.500% due 05/25/2032	120	125
7.500% due 12/25/2032	3	3
Credit Suisse Mortgage Capital Certificates
0.352% due 10/15/2021	4,764	4,745
0.412% due 10/15/2021	9,939	9,905
2.569% due 04/26/2038	2,500	2,430
5.111% due 11/26/2035	4,721	4,945
5.274% due 07/27/2037	20,496	14,034
5.383% due 02/15/2040	289	312
5.467% due 09/18/2039	24,325	26,706
5.467% due 12/18/2043	44,349	48,690

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.509% due 04/15/2047		$40,150	$43,377
5.695% due 09/15/2040		21,500	24,123
5.857% due 06/10/2049		35,315	39,276
5.915% due 12/18/2049		117,426	132,521
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,618	1,691
5.720% due 09/25/2036		2,716	2,078
6.172% due 06/25/2036 ^		4,144	2,787
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,679	968
5.863% due 02/25/2037 ^		4,360	2,575
6.000% due 07/25/2036		2,631	2,030
6.000% due 04/25/2037		3,283	2,952
7.000% due 08/25/2037		11,316	7,349
DBUBS Mortgage Trust
3.386% due 07/10/2044		49,500	51,906
3.742% due 11/10/2046		371	391
Deco Pan Europe PLC
0.495% due 01/27/2018	EUR	9,299	12,415
DECO Series
0.669% due 01/27/2020	GBP	11,122	17,195
Deutsche ALT-A Securities, Inc.
0.279% due 08/25/2037		$15,667	10,751
0.299% due 08/25/2036		9,529	6,528
0.319% due 08/25/2037		72,568	55,636
0.319% due 07/25/2047		29,422	24,340
0.329% due 02/25/2047		12,325	8,255
0.359% due 06/25/2037 ^		40,141	31,034
0.379% due 02/25/2047		14,576	10,435
0.509% due 02/25/2036		34,811	23,299
2.920% due 10/25/2035		4,528	4,486
5.000% due 10/25/2018		169	175
5.067% due 10/25/2035		7,739	6,715
5.500% due 12/25/2035 ^		3,072	2,627
Deutsche ALT-B Securities, Inc.
0.279% due 10/25/2036 ^		20	11
5.869% due 10/25/2036 ^		2,416	1,803
5.886% due 10/25/2036 ^		2,416	1,804
6.005% due 10/25/2036 ^		1,812	1,363
6.300% due 07/25/2036 ^		2,581	1,670
Deutsche Mortgage Securities, Inc.
5.233% due 06/26/2035		20,581	20,836
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		119	96
Downey Savings & Loan Association Mortgage Loan Trust
0.361% due 04/19/2047 ^		2,345	536
1.001% due 09/19/2044		207	190
2.641% due 07/19/2044		56	55
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		3	3
EMF-NL
1.019% due 04/17/2041	EUR	9,689	11,191
1.219% due 10/17/2041		28,138	37,905
Eurosail PLC
1.719% due 10/17/2040		4,324	5,754
First Horizon Alternative Mortgage Securities
0.679% due 06/25/2035		$8,979	7,085
2.222% due 04/25/2035		4,265	4,155
2.230% due 08/25/2034		1,467	1,414
2.238% due 09/25/2035		8,097	7,228
2.277% due 08/25/2035		5,035	4,455
2.279% due 03/25/2035		104	82
2.290% due 01/25/2037		15,566	11,625
2.316% due 06/25/2034		10,034	9,655
2.316% due 06/25/2036		9,035	6,883
5.500% due 05/25/2035		6,464	6,112
5.500% due 06/25/2035		8,625	7,950
6.000% due 07/25/2036 ^		5,392	4,601
6.250% due 08/25/2037 ^		1,538	1,323
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		244	236
First Horizon Mortgage Pass-Through Trust
0.449% due 02/25/2035		55	50
2.445% due 11/25/2037		11,454	9,840
2.509% due 06/25/2035		3,574	3,469
2.545% due 02/25/2034		68	69
2.556% due 06/25/2035		5,623	5,460
2.561% due 01/25/2037 ^		150	129
2.568% due 08/25/2034		1,746	1,739
2.597% due 10/25/2035		12,968	11,175
2.603% due 10/25/2035		2,770	2,686
2.614% due 05/25/2035		1,236	1,070
2.614% due 08/25/2035		4,893	4,602
2.634% due 04/25/2035		7,162	7,194
5.000% due 11/25/2035		5,008	4,555
5.084% due 06/25/2035		13,478	12,943

12	See Accompanying Notes

September 30, 2013

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.152% due 11/25/2034		$7,658	$7,649
5.250% due 05/25/2021		766	696
5.267% due 10/25/2036		2,136	1,974
5.347% due 09/25/2035		8,439	8,344
5.500% due 01/25/2035		1,492	1,476
5.750% due 02/25/2036		1,626	1,622
6.250% due 11/25/2036		13,318	13,525
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		254	264
First Republic Mortgage Loan Trust
0.482% due 08/15/2032		331	319
0.532% due 11/15/2031		295	291
0.582% due 11/15/2032		54	50
0.659% due 06/25/2030		1,160	1,146
0.682% due 11/15/2030		44	44
Fosse Master Issuer PLC
1.419% due 10/18/2054	EUR	5,181	7,071
1.519% due 10/18/2054		3,109	4,235
1.619% due 10/18/2054		11,055	14,964
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)		$1,122,438	13,066
4.018% due 01/25/2047		100	94
Fund America Investors Corp.
2.254% due 06/25/2023		23	24
GE Capital Commercial Mortgage Corp.
5.489% due 11/10/2045		978	982
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,406
GMAC Mortgage Corp. Loan Trust
3.250% due 06/25/2034		41	41
3.434% due 06/19/2035		574	546
3.449% due 06/25/2034		45	43
3.474% due 04/19/2036		13,061	11,546
5.099% due 05/25/2035		5,014	4,926
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		81	79
8.950% due 08/20/2017		23	24
Granite Master Issuer PLC
0.307% due 12/20/2054	EUR	8,912	11,918
0.327% due 12/17/2054		1,390	1,859
0.327% due 12/20/2054		13,842	18,513
0.347% due 12/20/2054		12,994	17,371
0.360% due 12/17/2054		$3,725	3,677
0.360% due 12/20/2054		111	110
0.380% due 12/20/2054		51,495	50,722
0.440% due 12/20/2054		3,185	3,137
0.681% due 12/20/2054	GBP	2,112	3,367
0.711% due 12/20/2054		46,418	74,020
0.712% due 12/17/2054		18,134	28,903
0.731% due 12/20/2054		32,910	52,467
0.811% due 12/20/2054		15,809	25,213
Granite Mortgages PLC
0.798% due 06/20/2044		10,426	16,716
0.838% due 03/20/2044		400	639
0.838% due 06/20/2044		11,387	18,172
0.878% due 09/20/2044		2,551	4,090
0.890% due 01/20/2044		4,156	6,663
Great Hall Mortgages PLC
0.353% due 03/18/2039	EUR	2,898	3,605
0.382% due 06/18/2039		$35,009	31,718
0.648% due 03/18/2039	GBP	84,436	125,730
0.658% due 06/18/2039		22,725	33,684
Greenpoint Mortgage Funding Trust
0.379% due 10/25/2046		$863	479
0.379% due 12/25/2046 ^		749	314
0.399% due 06/25/2045		1,067	931
0.449% due 04/25/2036 ^		192	23
0.449% due 11/25/2045		556	439
0.519% due 10/25/2046		772	261
Greenwich Capital Commercial Funding Corp.
0.322% due 11/05/2021		796	788
4.799% due 08/10/2042		2,700	2,793
5.224% due 04/10/2037		64,453	68,569
5.381% due 03/10/2039		9,260	9,494
5.444% due 03/10/2039		84,441	93,591
GS Mortgage Securities Trust
1.456% due 03/06/2020		41,517	41,583
2.999% due 08/10/2044		30	31
4.761% due 07/10/2039		10,225	10,697
5.396% due 08/10/2038		46	47
5.506% due 04/10/2038		35	36
5.553% due 04/10/2038		70	76
GSMPS Mortgage Loan Trust
0.529% due 03/25/2035		3,417	2,919
0.529% due 09/25/2035		9,432	7,891
7.500% due 06/25/2043		4,478	4,682

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GSR Mortgage Loan Trust
0.479% due 07/25/2035		$397	$320
0.529% due 01/25/2034		156	151
1.890% due 04/25/2032		148	138
1.940% due 03/25/2033		34	34
2.462% due 06/25/2034		801	796
2.594% due 12/25/2034		4,464	4,432
2.636% due 11/25/2035		6,216	5,347
2.660% due 11/25/2035		33,767	32,551
2.661% due 09/25/2035		90,233	89,920
2.663% due 09/25/2035		200	196
2.778% due 05/25/2034		2,658	2,627
2.786% due 05/25/2035		28,425	25,722
2.796% due 01/25/2036 ^		326	303
2.810% due 04/25/2035		12,913	12,756
2.825% due 04/25/2035		652	619
2.834% due 04/25/2035		5,564	5,470
2.863% due 04/25/2036		151	140
2.870% due 03/25/2037 ^		13,319	10,570
3.014% due 01/25/2035		5,124	5,051
3.372% due 07/25/2035		9,800	9,042
5.000% due 05/25/2036		2,293	2,183
5.000% due 05/25/2037		20	19
5.050% due 11/25/2035		80,328	79,059
5.250% due 07/25/2035		3,191	3,173
5.385% due 05/25/2035		6,031	6,054
5.500% due 06/25/2035		8,000	8,240
5.500% due 07/25/2035		1,798	1,805
5.500% due 06/25/2036		5,385	5,008
5.500% due 01/25/2037		12,060	11,850
5.750% due 02/25/2036		2,845	2,957
5.750% due 02/25/2037		6,375	6,040
6.000% due 08/25/2021		403	401
6.000% due 03/25/2032		18	18
6.000% due 11/25/2035 ^		11,940	11,151
6.000% due 01/25/2037		12,421	11,420
6.000% due 03/25/2037		17,273	15,354
6.000% due 05/25/2037		8,706	8,060
6.250% due 09/25/2036		2,144	1,912
6.500% due 09/25/2036		6,493	5,668
Harborview Mortgage Loan Trust
0.311% due 04/19/2038		19,851	15,541
0.331% due 01/25/2047		5,161	3,871
0.361% due 07/19/2046		37,045	24,071
0.369% due 07/21/2036		4,574	3,434
0.371% due 09/19/2037		25,598	20,362
0.371% due 01/19/2038		8,795	7,013
0.381% due 09/19/2046		7,252	5,336
0.391% due 11/19/2036		164	119
0.401% due 05/19/2035		2,489	2,042
0.421% due 06/19/2035		2,354	1,926
0.421% due 03/19/2036		13,119	8,802
0.461% due 02/19/2036		12,014	8,535
0.481% due 04/19/2034		1,596	1,538
0.491% due 11/19/2035		21,455	16,971
0.501% due 01/19/2035		2,479	2,071
0.520% due 06/20/2035		5,722	5,242
0.531% due 01/19/2035		5,564	3,837
0.581% due 11/19/2034		218	157
0.741% due 06/19/2034		1,607	1,558
0.901% due 01/19/2035		631	582
0.921% due 02/19/2034		4	4
1.179% due 11/25/2047		3,076	2,668
2.373% due 06/19/2034		5,456	5,410
2.562% due 04/19/2034		58	58
2.595% due 05/19/2033		78	78
2.624% due 06/19/2036		9,959	6,909
2.749% due 07/19/2035		829	710
2.784% due 07/19/2035		124	112
2.787% due 06/19/2036 ^		6,470	4,296
2.804% due 06/19/2045		19,955	12,333
5.126% due 08/19/2036 ^		3,435	2,838
Hercules Eclipse PLC
0.749% due 10/25/2018	GBP	24,547	36,899
Holmes Master Issuer PLC
1.568% due 10/15/2054	EUR	132,461	180,204
1.618% due 10/15/2054		100	136
HomeBanc Mortgage Trust
0.359% due 12/25/2036		$6,415	5,413
0.439% due 01/25/2036		5,012	4,129
0.449% due 10/25/2035		56,902	48,483
0.919% due 12/25/2034		7,172	6,628
1.039% due 08/25/2029		3,546	3,272
2.509% due 04/25/2037 ^		3,964	2,187
5.477% due 04/25/2037 ^		6,867	5,445

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Homestar Mortgage Acceptance Corp.
0.629% due 07/25/2034		$4,123	$4,062
HSI Asset Securitization Corp. Trust
0.399% due 11/25/2035		22,740	13,932
Impac CMB Trust
0.819% due 10/25/2033		263	257
0.919% due 11/25/2034		2,839	2,746
0.939% due 10/25/2033		48	46
0.959% due 10/25/2034		1,348	1,283
1.179% due 07/25/2033		1,032	953
4.736% due 09/25/2034		397	400
Impac Secured Assets Trust
0.349% due 01/25/2037		7,608	5,668
0.979% due 11/25/2034		876	816
3.082% due 07/25/2035		1,993	1,604
IndyMac Adjustable Rate Mortgage Trust
1.755% due 01/25/2032		502	475
1.784% due 01/25/2032		79	75
2.197% due 08/25/2031		421	419
IndyMac Mortgage Loan Trust
0.319% due 04/25/2037		11,085	9,941
0.339% due 04/25/2037		3,402	2,851
0.359% due 02/25/2037		28,268	19,643
0.359% due 07/25/2047		13,242	8,522
0.369% due 04/25/2037		1,574	1,017
0.369% due 09/25/2046		22,049	17,476
0.379% due 11/25/2046		857	438
0.379% due 06/25/2047		11,611	8,584
0.389% due 04/25/2046		7,554	5,885
0.389% due 05/25/2046		192	159
0.419% due 04/25/2035		1,888	1,598
0.419% due 07/25/2035		3,791	3,269
0.419% due 06/25/2037		13,315	11,111
0.479% due 07/25/2035		21,447	17,979
0.479% due 11/25/2035 ^		976	570
0.479% due 06/25/2037 ^		1,585	772
0.959% due 05/25/2034		16	14
0.979% due 11/25/2034		79	67
2.389% due 01/25/2036		9,887	7,748
2.431% due 08/25/2035		112	96
2.452% due 01/25/2035		220	195
2.454% due 06/25/2037		10,783	5,628
2.481% due 01/25/2036		16,831	15,372
2.485% due 07/25/2037		2,215	1,367
2.541% due 10/25/2034		5,756	5,568
2.541% due 12/25/2034		2,191	2,006
2.559% due 02/25/2035		736	622
2.595% due 03/25/2036		5,187	3,630
2.681% due 04/25/2037		11,849	8,687
2.690% due 01/25/2036		1,318	1,090
2.782% due 06/25/2035 ^		1,845	1,585
2.943% due 05/25/2036		5,247	3,755
4.646% due 06/25/2036		1,941	1,796
4.656% due 09/25/2035		2,312	2,050
4.656% due 09/25/2035 ^		645	44
4.694% due 08/25/2035		18,394	15,151
4.694% due 08/25/2035 ^		1,029	847
4.876% due 10/25/2035		1,107	940
4.958% due 04/25/2037 ^		25,513	18,557
5.282% due 08/25/2036		3,244	3,169
5.528% due 08/25/2037		19,855	17,998
Isobel Finance PLC
3.058% due 10/17/2038	GBP	1,306	2,108
Jamaica Housing Development AID Bond
0.708% due 10/01/2018		$3,549	3,396
JPMorgan Alternative Loan Trust
0.289% due 09/25/2036 ^		8,256	6,302
0.319% due 03/25/2037		2,829	1,687
0.349% due 08/25/2036		24,331	18,531
3.287% due 05/25/2037 ^		12,707	9,218
5.600% due 12/25/2036		3,672	3,197
5.735% due 05/26/2037		58,708	49,952
5.750% due 12/25/2036		18,802	13,554
6.050% due 11/25/2036 ^		2,936	2,321
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043		663	684
3.341% due 07/15/2046		8,100	8,485
3.616% due 11/15/2043		400	422
3.673% due 02/15/2046		32,700	34,469
3.853% due 06/15/2043		25,856	26,896
4.070% due 11/15/2043		600	632
4.388% due 02/15/2046		400	434
4.608% due 06/15/2043		2,000	2,179
4.625% due 03/15/2046		56	56
4.657% due 01/15/2042		1,533	1,534
4.678% due 07/15/2042		4,514	4,533

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.918% due 10/15/2042	$199	$211
4.936% due 08/15/2042	200	212
5.038% due 03/15/2046	485	505
5.298% due 05/15/2047	3,108	3,123
5.336% due 05/15/2047	173,058	190,613
5.399% due 05/15/2045	2,235	2,450
5.419% due 01/12/2043	24,984	26,774
5.420% due 01/15/2049	73,659	81,556
5.440% due 06/12/2047	4,130	4,570
5.878% due 02/12/2049	2,954	3,175
5.882% due 02/15/2051	33,040	37,214
5.895% due 02/12/2049	79,566	89,159
6.002% due 06/15/2049	3,500	3,944
6.056% due 04/15/2045	43,365	47,700
JPMorgan Mortgage Trust
2.105% due 11/25/2033	35	34
2.347% due 07/27/2037	23,795	20,225
2.498% due 08/25/2035	11,451	11,138
2.557% due 10/25/2035	1,598	1,282
2.615% due 10/25/2035	26,445	25,574
2.633% due 10/25/2035	29,185	28,361
2.663% due 10/25/2035	3,952	3,382
2.686% due 10/25/2036	9,283	7,459
2.695% due 08/25/2035 ^	6,559	6,138
2.712% due 04/25/2036	9,594	9,018
2.718% due 08/25/2036	8,264	7,008
2.731% due 06/25/2035	1,038	991
2.737% due 07/25/2035	2,041	2,032
2.758% due 08/25/2035	3,867	3,820
2.758% due 02/25/2036	245	234
2.782% due 05/25/2036	8,910	7,959
2.799% due 07/25/2035	4,982	4,911
2.801% due 07/25/2035	5,702	5,672
2.812% due 07/25/2035	18,777	18,941
2.818% due 07/25/2035	7,807	7,755
2.818% due 02/25/2036	45,200	39,203
2.836% due 07/25/2035	2,730	2,663
2.907% due 07/25/2035	3,059	3,069
2.920% due 10/25/2036	60,539	50,417
4.025% due 04/25/2035	553	551
4.058% due 02/25/2035	5,034	5,082
4.387% due 02/25/2034	1,388	1,370
5.000% due 08/25/2020	6,025	6,228
5.031% due 04/25/2037	1,122	1,013
5.090% due 06/25/2035	17,384	17,633
5.100% due 06/25/2035	12,170	12,301
5.140% due 11/25/2035	8,162	7,792
5.147% due 09/25/2035	1,449	1,423
5.207% due 04/25/2036	11,105	9,905
5.254% due 07/25/2035	1,502	1,552
5.500% due 03/25/2022	2,064	2,050
5.500% due 07/25/2036	2,772	2,523
5.632% due 10/25/2036	320	294
5.750% due 01/25/2036 ^	6,718	6,175
6.000% due 01/25/2037 ^	34,446	28,873
6.500% due 07/25/2036	7,018	6,078
6.500% due 08/25/2036 ^	1,819	1,586
JPMorgan Resecuritization Trust
2.218% due 05/27/2037	11,499	10,435
2.785% due 05/27/2036	7,486	7,399
Lanark Master Issuer PLC
1.662% due 12/22/2054	4,100	4,170
Lavender Trust
6.250% due 10/26/2036	6,701	6,981
LB Mortgage Trust
8.529% due 01/20/2017	2,731	2,838
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	207	209
4.739% due 07/15/2030	200	209
4.742% due 02/15/2030	45	47
5.300% due 11/15/2038	375	396
5.430% due 02/15/2040	32,356	35,661
5.858% due 07/15/2040	85	94
5.866% due 09/15/2045	37,689	42,270
Leek Finance Ltd.
0.470% due 12/21/2038	207	209
Lehman Mortgage Trust
0.499% due 08/25/2036 ^	19,276	13,659
5.000% due 12/25/2035 ^	1,257	1,189
5.500% due 01/25/2036	2,537	2,181
6.363% due 04/25/2036	2,297	2,198
Lehman XS Trust
0.299% due 07/25/2037	12,343	7,503
0.339% due 03/25/2047	14,671	9,811
1.079% due 08/25/2047	18,889	12,652

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Luminent Mortgage Trust
0.339% due 11/25/2036 ^		$552	$395
0.349% due 12/25/2036		16,869	12,126
0.359% due 12/25/2036		5,812	3,907
0.379% due 02/25/2046		128	87
0.379% due 10/25/2046		5,626	4,646
0.419% due 04/25/2036		23,377	14,603
Mall Funding PLC
1.190% due 04/22/2017	GBP	8,700	13,818
MASTR Adjustable Rate Mortgages Trust
0.389% due 04/25/2046		$10,311	7,375
0.389% due 05/25/2047		3,169	2,444
0.419% due 05/25/2037		1,889	1,283
0.479% due 05/25/2047 ^		897	376
2.355% due 07/25/2035		3,123	2,653
2.469% due 05/25/2034		300	295
2.500% due 10/25/2032		1,228	1,224
2.623% due 11/21/2034		35,199	36,497
2.675% due 03/25/2035		1,018	834
2.841% due 12/25/2033		336	333
2.842% due 12/25/2034		11,764	11,533
MASTR Alternative Loan Trust
0.579% due 03/25/2036		9,493	2,015
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,285	1,364
5.750% due 05/25/2036		17,859	17,436
MASTR Reperforming Loan Trust
0.539% due 07/25/2035		5,873	5,021
7.000% due 08/25/2034		3,783	3,939
7.000% due 05/25/2035		1,087	1,037
MASTR Seasoned Securitization Trust
6.197% due 09/25/2017		2,317	2,414
6.500% due 08/25/2032		11,130	12,219
Mellon Residential Funding Corp.
0.622% due 12/15/2030		1,602	1,557
0.662% due 06/15/2030		9,927	9,847
0.882% due 11/15/2031		6,100	6,029
0.922% due 09/15/2030		1,698	1,649
1.042% due 08/15/2032		220	214
1.062% due 11/15/2031		119	97
2.609% due 10/20/2029		3,288	3,297
Merrill Lynch Alternative Note Asset Trust
0.289% due 03/25/2037		1,467	603
0.349% due 02/25/2037		6,621	5,759
0.479% due 03/25/2037		3,882	1,637
2.842% due 06/25/2037 ^		2,536	1,581
Merrill Lynch Floating Trust
0.720% due 07/09/2021		95,534	95,198
Merrill Lynch Mortgage Investors Trust
0.389% due 02/25/2036		10,851	9,940
0.429% due 11/25/2035		2,775	2,536
0.429% due 08/25/2036		939	870
0.449% due 04/25/2035		1,964	1,889
0.459% due 08/25/2035		3,703	3,632
0.639% due 04/25/2029		337	321
0.679% due 05/25/2029		188	182
0.799% due 10/25/2028		173	167
0.839% due 06/25/2028		2,256	2,256
0.839% due 11/25/2029		668	645
0.873% due 04/25/2029		1,767	1,696
0.919% due 03/25/2028		134	132
0.959% due 03/25/2028		66	65
1.057% due 10/25/2028		93	89
1.093% due 11/25/2029		890	865
1.179% due 10/25/2035		1,786	1,738
1.897% due 12/25/2032		729	727
2.067% due 01/25/2029		580	589
2.153% due 04/25/2035		698	693
2.313% due 02/25/2033		48	46
2.380% due 10/25/2035		15,622	15,621
2.429% due 05/25/2036		11,098	10,811
2.475% due 06/25/2035		24,661	24,047
2.477% due 12/25/2035		2,968	2,697
2.497% due 02/25/2036		7,809	7,252
2.499% due 08/25/2034		2,187	2,262
2.511% due 02/25/2034		20	20
2.534% due 02/25/2035		16,788	16,841
2.591% due 12/25/2035		2,986	2,736
2.623% due 12/25/2034		150	153
2.633% due 09/25/2035		11,923	11,801
2.648% due 07/25/2035		1,154	1,018
2.921% due 06/25/2037		2,639	2,470
2.959% due 05/25/2033		24	25
3.346% due 05/25/2033		6,510	6,175
4.989% due 12/25/2035		8,841	8,400
5.099% due 09/25/2035		34,307	32,710

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.250% due 08/25/2036		$18,925	$19,533
6.720% due 11/15/2026		8	8
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038		6,296	6,487
5.204% due 09/12/2042		27,661	28,838
5.941% due 06/12/2050		499	504
6.045% due 06/12/2050		13,851	14,220
Merrill Lynch Mortgage-Backed Securities Trust
4.852% due 04/25/2037 ^		10,511	8,592
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.812% due 12/12/2049 (a)		87,287	677
5.172% due 12/12/2049		7,165	7,833
5.414% due 07/12/2046		300	328
5.485% due 03/12/2051		33,890	37,515
5.700% due 09/12/2049		51,307	57,537
5.810% due 06/12/2050		29,150	32,616
6.093% due 08/12/2049		8,832	9,982
Morgan Stanley Capital Trust
3.884% due 09/15/2047		2,010	2,124
4.700% due 07/15/2056		99	102
5.168% due 01/14/2042		200	207
5.378% due 11/14/2042		300	319
5.439% due 02/12/2044		14,941	15,139
5.569% due 12/15/2044		26,700	28,945
5.597% due 03/12/2044		700	753
5.610% due 04/15/2049		14,184	14,313
5.649% due 12/15/2044		942	973
5.692% due 04/15/2049		58,600	65,240
5.760% due 04/12/2049		1,339	1,360
5.852% due 12/12/2049		87	88
Morgan Stanley Dean Witter Capital, Inc.
5.500% due 04/25/2017		11	11
Morgan Stanley Mortgage Loan Trust
0.439% due 03/25/2036		4,051	2,847
0.459% due 01/25/2036		24,417	16,994
0.469% due 12/25/2035		92	71
0.489% due 01/25/2035		21	20
0.499% due 01/25/2035		10,090	9,455
1.079% due 02/25/2036		212	176
2.262% due 06/25/2036		3,267	2,996
2.373% due 07/25/2035		4,022	3,550
2.489% due 07/25/2035		1,364	1,151
2.530% due 11/25/2037		22,635	17,329
2.918% due 09/25/2035		6,918	5,641
4.963% due 06/25/2036		21,608	15,391
5.701% due 02/25/2047		3,209	2,515
6.000% due 10/25/2037 ^		3,263	2,537
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		44,965	41,933
5.993% due 08/12/2045		139,437	155,335
5.993% due 08/15/2045		81,900	91,238
MortgageIT Trust
0.479% due 08/25/2035		8,246	7,772
0.569% due 02/25/2035		1,943	1,769
New York Mortgage Trust
2.840% due 05/25/2036		27,836	24,228
Newgate Funding PLC
0.824% due 12/15/2050	EUR	107,200	134,538
1.117% due 12/15/2050	GBP	15,540	25,154
Nomura Asset Acceptance Corp.
0.399% due 05/25/2035		$457	454
0.679% due 05/25/2035		4,000	2,527
2.570% due 10/25/2035		206	184
5.239% due 02/25/2036 ^		834	686
5.820% due 03/25/2047		2,088	2,099
6.138% due 03/25/2047		1,918	1,928
7.000% due 02/19/2030		1,589	1,586
7.500% due 03/25/2034		1,307	1,416
Nomura Resecuritization Trust
0.624% due 08/27/2047		96,791	91,607
Opera Finance PLC
0.408% due 01/15/2015	EUR	13,679	18,214
0.711% due 02/02/2017	GBP	25,007	39,928
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		$6	7
Paine Webber CMO Trust
8.625% due 09/01/2018		1	1
Paragon Mortgages PLC
0.749% due 10/15/2041	GBP	2,376	3,406
0.873% due 05/15/2041		26,091	38,577
0.889% due 04/16/2035		5,851	8,699
Permanent Master Issuer PLC
1.518% due 07/15/2042	EUR	29,400	40,038
1.918% due 07/15/2042		7,900	10,866
PHH Alternative Mortgage Trust
0.339% due 02/25/2037		$14,112	11,136

14	See Accompanying Notes

September 30, 2013

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Prime Mortgage Trust
0.579% due 02/25/2019	$101	$100
0.579% due 02/25/2034	4,265	4,030
0.679% due 02/25/2035	16,555	15,186
5.000% due 02/25/2019	4	4
Provident Funding Mortgage Loan Trust
2.514% due 04/25/2034	5,973	5,936
2.589% due 04/25/2034	1,278	1,275
2.599% due 10/25/2035	4,225	4,204
RBSSP Resecuritization Trust
0.404% due 10/27/2036	5,318	4,017
0.424% due 08/27/2037	7,613	5,503
0.454% due 09/27/2037	9,301	4,705
0.514% due 02/27/2037	6,229	4,846
3.000% due 06/26/2037	4,429	4,470
5.500% due 02/26/2036	814	810
Regal Trust
2.454% due 09/29/2031	411	379
Resecuritization Mortgage Trust
0.430% due 04/26/2021	1	1
Residential Accredit Loans, Inc. Trust
0.279% due 05/25/2037	25,945	17,275
0.309% due 02/25/2037	24,385	19,832
0.319% due 01/25/2037	13,959	11,427
0.329% due 02/25/2037	5,978	4,558
0.329% due 02/25/2047	45,944	26,475
0.359% due 05/25/2036	30,752	23,075
0.359% due 09/25/2036	6,152	4,398
0.359% due 06/25/2046	106,882	46,218
0.364% due 12/25/2036	72	50
0.369% due 07/25/2036	7,640	5,584
0.369% due 08/25/2036	14,392	10,866
0.369% due 09/25/2036	127	91
0.369% due 12/25/2036	7,212	5,097
0.379% due 10/25/2046	20,967	12,176
0.389% due 04/25/2046	20,945	9,716
0.429% due 08/25/2037	8,861	6,244
0.449% due 02/25/2046	3,861	2,206
0.479% due 08/25/2035	951	742
0.484% due 09/25/2046	370	72
0.509% due 03/25/2037	2,189	798
0.579% due 01/25/2033	18	18
0.579% due 11/25/2036 ^	3,718	2,248
0.719% due 03/25/2034	1,833	1,803
0.829% due 07/25/2033	138	131
0.953% due 09/25/2046 ^	6,846	3,957
1.513% due 09/25/2045	423	348
3.062% due 04/25/2035	10,697	10,368
3.201% due 08/25/2035 ^	1,657	977
3.633% due 09/25/2035 ^	1,793	1,368
3.697% due 12/25/2035	25,089	19,697
3.748% due 02/25/2036 ^	1,770	1,207
3.764% due 01/25/2036 ^	18,181	13,418
5.250% due 09/25/2020	19,197	19,101
5.500% due 06/25/2034	5,814	5,770
5.750% due 01/25/2034	5,746	5,932
6.000% due 06/25/2036	114	89
6.000% due 08/25/2036	5,179	3,941
6.000% due 11/25/2036 ^	4,954	3,783
6.250% due 03/25/2037 ^	4,156	2,834
6.500% due 09/25/2037 ^	4,537	3,379
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	434	474
Residential Asset Securitization Trust
0.579% due 01/25/2046 ^	20,586	9,490
0.629% due 12/25/2036 ^	722	261
0.679% due 03/25/2035	15,969	12,302
5.000% due 08/25/2019	3,132	3,230
5.500% due 08/25/2034	165	169
5.500% due 06/25/2035	1,100	970
5.750% due 02/25/2036 ^	1,561	1,271
6.000% due 04/25/2037	636	564
6.250% due 10/25/2036 ^	779	597
6.500% due 08/25/2036	1,982	1,307
6.500% due 09/25/2036	2,076	1,469
Residential Funding Mortgage Securities, Inc. Trust
0.579% due 07/25/2018	77	75
2.951% due 11/25/2035	2,018	1,744
3.063% due 09/25/2035 ^	227	184
3.354% due 02/25/2036 ^	6,358	5,517
4.000% due 07/27/2037	21,501	17,578
5.250% due 07/25/2035	5,282	5,343
5.330% due 06/25/2035	2,787	2,747
5.500% due 12/25/2034	1,600	1,651
6.000% due 06/25/2036 ^	4,027	3,717
6.000% due 07/25/2036 ^	4,897	4,428

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 10/25/2036		$21,225	$19,437
6.000% due 06/25/2037		2,113	1,890
6.500% due 03/25/2032		277	293
ResLoc U.K. PLC
0.737% due 12/15/2043	GBP	4,647	6,212
RFMSI Series
3.501% due 02/25/2037		$1,671	1,289
RMAC Securities PLC
0.375% due 06/12/2044	EUR	3,415	4,231
0.668% due 06/12/2044	GBP	51,813	76,624
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$48,438	52,752
5.331% due 02/16/2044		21,173	23,017
5.336% due 05/16/2047		29,124	32,102
5.420% due 01/16/2049		28,804	32,061
5.467% due 09/16/2039		8,327	9,106
5.692% due 04/16/2049		26,300	29,406
5.695% due 09/16/2040		7,500	8,414
6.068% due 09/17/2039		2,600	2,893
6.123% due 02/16/2051		42,211	46,539
6.209% due 12/16/2049		37,000	41,290
Salomon Brothers Mortgage Securities, Inc.
0.679% due 05/25/2032		75	68
7.000% due 12/25/2018		59	64
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		66	71
Sears Mortgage Securities
12.000% due 02/25/2014		1	1
Securitized Asset Sales, Inc.
0.624% due 11/26/2023		104	86
Sequoia Mortgage Trust
0.380% due 07/20/2036		6,027	5,441
0.390% due 06/20/2036		3,842	3,288
0.530% due 07/20/2033		389	385
0.629% due 05/20/2034		5,304	4,929
0.840% due 06/20/2033		40	40
0.881% due 10/19/2026		251	250
0.940% due 10/20/2027		194	189
0.953% due 05/20/2034		1,075	1,039
0.980% due 10/20/2027		2,233	2,151
0.998% due 02/20/2034		3,567	3,443
1.055% due 09/20/2033		1,644	1,568
2.467% due 01/20/2047 ^		4,824	4,111
2.642% due 09/20/2046		10,456	8,768
2.651% due 04/20/2035		18,147	17,998
5.262% due 01/20/2047		6,712	5,937
Silenus European Loan Conduit Ltd.
0.376% due 05/15/2019	EUR	19,415	24,946
Structured Adjustable Rate Mortgage Loan Trust
0.399% due 05/25/2037		$262	186
0.399% due 06/25/2037		22,479	18,458
0.479% due 09/25/2034		3,596	3,099
0.479% due 10/25/2035		2,854	2,645
0.479% due 08/25/2036		13,865	10,276
0.499% due 10/25/2035		18,466	15,667
0.659% due 06/25/2035		511	507
1.559% due 01/25/2035		392	291
1.873% due 10/25/2037 ^		1,329	799
2.378% due 03/25/2034		4,139	4,093
2.448% due 09/25/2034		58	59
2.460% due 06/25/2035		4,204	3,993
2.485% due 02/25/2034		4,314	4,327
2.486% due 12/25/2035		5,555	4,051
2.486% due 04/25/2036		6,879	6,013
2.498% due 09/25/2035		4,597	4,373
2.504% due 08/25/2034		1,986	1,962
2.507% due 07/25/2034		2,509	2,489
2.513% due 12/25/2034		205	198
2.520% due 08/25/2035		98	90
2.527% due 04/25/2035		7,529	7,032
2.539% due 03/25/2034		166	163
2.548% due 05/25/2034		319	316
2.548% due 01/25/2035		2,041	1,867
2.550% due 04/25/2034		5,982	5,979
2.569% due 09/25/2034		2,063	2,074
2.588% due 01/25/2036 ^		3,113	2,959
2.603% due 11/25/2034		1,521	1,403
2.608% due 05/25/2036		11,840	9,391
2.708% due 09/25/2036 ^		33,178	20,400
2.852% due 11/25/2035 ^		1,202	907
2.858% due 02/25/2036 ^		24,948	20,493
4.893% due 11/25/2036 ^		6,144	5,920
5.050% due 04/25/2036 ^		10,908	8,750
5.061% due 05/25/2036		5,793	5,442
5.197% due 01/25/2036 ^		28,220	22,130
5.232% due 07/25/2035 ^		11,008	9,711

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.276% due 03/25/2036 ^		$1,548	$1,305
5.535% due 09/25/2036 ^		5,313	5,226
5.536% due 02/25/2036 ^		2,066	1,682
Structured Asset Mortgage Investments Trust
0.299% due 08/25/2036		27,326	19,227
0.309% due 03/25/2037		4,615	3,380
0.349% due 03/25/2037 ^		751	194
0.369% due 06/25/2036		1,204	927
0.369% due 07/25/2046		43,197	32,193
0.389% due 04/25/2036		1,304	911
0.389% due 08/25/2036		8,971	6,291
0.389% due 05/25/2046		221	163
0.399% due 05/25/2036		48	30
0.399% due 05/25/2046		14,976	7,839
0.399% due 09/25/2047		300	196
0.409% due 05/25/2045		1,243	1,006
0.431% due 07/19/2035		11,544	10,598
0.439% due 05/25/2046 ^		304	41
0.479% due 08/25/2036		1,100	355
0.489% due 12/25/2035		5,940	4,443
0.761% due 07/19/2034		28	28
0.841% due 09/19/2032		6,017	5,853
0.841% due 10/19/2034		882	868
0.881% due 03/19/2034		11	11
1.021% due 10/19/2033		1,106	949
3.201% due 05/25/2022		555	571
9.154% due 06/25/2029		50	53
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.888% due 05/25/2032		195	188
2.204% due 07/25/2032		563	555
2.340% due 01/25/2032		1,381	1,225
2.445% due 03/25/2033		1,694	1,692
2.465% due 01/25/2034		6,583	6,359
2.477% due 06/25/2033		76	75
2.584% due 02/25/2032		942	954
2.616% due 06/25/2033		4,039	4,035
2.653% due 10/28/2035		439	417
2.708% due 11/25/2033		361	357
5.000% due 05/25/2035		13,195	13,554
5.500% due 06/25/2035		4,378	4,322
5.750% due 02/25/2035		27,045	27,132
7.314% due 04/15/2027		33	34
7.500% due 10/25/2036 ^		4,755	4,489
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		30	31
Suntrust Adjustable Rate Mortgage Loan Trust
2.863% due 01/25/2037 ^		12,848	11,939
Suntrust Alternative Loan Trust
0.829% due 12/25/2035 ^		13,270	10,314
5.750% due 12/25/2035 ^		8,724	7,940
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		1,119	740
5.970% due 09/25/2036		5,583	1,371
6.015% due 07/25/2037		2,149	1,759
6.500% due 07/25/2036		7,658	4,106
Thornburg Mortgage Securities Trust
0.879% due 12/25/2033		2,462	2,447
1.429% due 06/25/2047		49,070	44,277
2.462% due 10/25/2043		804	790
2.556% due 09/25/2047 ^		112,820	97,557
5.082% due 10/25/2046		321,628	315,082
5.636% due 07/25/2036		214,020	209,626
5.750% due 06/25/2047		66,912	63,501
5.800% due 03/25/2037		35,054	32,158
6.091% due 09/25/2037		10,396	10,231
Titan Europe PLC
0.790% due 10/23/2016	GBP	3,521	5,528
Wachovia Bank Commercial Mortgage Trust
0.262% due 06/15/2020		$6,141	6,064
0.355% due 06/15/2049		184,222	173,348
5.088% due 08/15/2041		10	10
5.090% due 07/15/2042		399	400
5.118% due 07/15/2042		100	106
5.215% due 01/15/2041		429	433
5.342% due 12/15/2043		119,950	132,934
5.416% due 01/15/2045		16,615	18,073
5.500% due 10/15/2048		4,496	4,530
5.509% due 04/15/2047		62,108	68,134
5.559% due 10/15/2048		175,793	192,194
5.931% due 06/15/2049		1,182	1,219
5.936% due 06/15/2049		49,270	54,937
6.123% due 02/15/2051		20,000	22,153
Wachovia Mortgage Loan Trust LLC
2.639% due 08/20/2035		13,225	12,198
2.745% due 10/20/2035		148	145
2.774% due 08/20/2035		16,500	15,886

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.510% due 03/20/2037 ^	$5,605	$5,085
5.386% due 10/20/2035	2,560	2,524
WaMu Mortgage Pass-Through Certificates
0.399% due 07/25/2046 ^	77	4
0.409% due 04/25/2045	5,388	4,983
0.439% due 11/25/2045	30,006	26,997
0.449% due 12/25/2045	1,396	1,291
0.459% due 11/25/2045	30,551	26,958
0.469% due 07/25/2045	615	571
0.469% due 10/25/2045	60,324	55,552
0.469% due 12/25/2045	26,837	23,732
0.489% due 01/25/2045	1,933	1,798
0.499% due 01/25/2045	5,100	4,731
0.499% due 07/25/2045	319	298
0.509% due 01/25/2045	7,097	6,392
0.548% due 11/25/2034	5,750	5,372
0.558% due 11/25/2034	1,963	1,816
0.589% due 11/25/2045	631	502
0.589% due 12/25/2045	568	476
0.608% due 06/25/2044	3,122	2,767
0.678% due 11/25/2034	954	853
0.853% due 02/25/2047	13,407	10,641
0.853% due 03/25/2047	34,756	26,323
0.893% due 01/25/2047	16,946	13,309
0.903% due 06/25/2047	10,639	8,866
0.913% due 04/25/2047	23,223	20,877
0.923% due 05/25/2047	26,483	22,455
0.963% due 12/25/2046	30,185	28,036
0.963% due 07/25/2047	952	789
0.973% due 12/25/2046	16,170	13,022
1.093% due 05/25/2046	20,368	18,366
1.133% due 06/25/2046	36,105	31,608
1.153% due 08/25/2046	378	322
1.159% due 02/25/2046	3,749	3,449
1.353% due 11/25/2042	749	680
1.355% due 05/25/2041	90	85
1.553% due 06/25/2042	1,426	1,301
1.553% due 08/25/2042	668	610
2.072% due 01/25/2037 ^	9,106	7,286
2.136% due 04/25/2037	6,329	4,941
2.204% due 02/27/2034	7,584	7,526
2.204% due 07/25/2047	7,984	5,633
2.207% due 03/25/2033	37	37
2.221% due 06/25/2037	40,882	33,622
2.350% due 12/25/2036 ^	5,908	4,991
2.373% due 10/25/2035	3,104	2,976
2.382% due 09/25/2036 ^	14,246	12,236
2.397% due 12/25/2036 ^	21,531	18,796
2.402% due 08/25/2046	8,438	7,175
2.411% due 05/25/2035	77,912	73,630
2.418% due 08/25/2034	822	818
2.418% due 08/25/2035	26,545	26,178
2.428% due 09/25/2033	2,087	2,118
2.434% due 02/25/2037 ^	15,749	12,348
2.437% due 09/25/2035	36,945	33,739
2.444% due 04/25/2035	16,103	15,062
2.444% due 08/25/2036 ^	24,978	21,312
2.449% due 06/25/2033	6,499	6,444
2.454% due 05/25/2046	1,896	1,647
2.454% due 07/25/2046	1,715	1,564
2.454% due 08/25/2046	1,005	878
2.454% due 09/25/2046	12,103	11,352
2.454% due 10/25/2046	21,508	19,775
2.454% due 11/25/2046	4,858	4,371
2.454% due 12/25/2046	15,003	13,892
2.455% due 06/25/2034	68	70
2.456% due 09/25/2033	275	276
2.467% due 12/25/2035	40,920	38,028
2.473% due 12/25/2035	24,099	21,897
2.486% due 03/25/2036	23,693	20,912
2.496% due 03/25/2035	5,399	5,314
2.497% due 01/25/2033	312	314
2.539% due 02/25/2037 ^	35,908	31,025
2.543% due 03/25/2037	71,455	66,955
2.547% due 03/25/2034	1,406	1,400
2.744% due 12/25/2035	5,487	5,040
4.233% due 05/25/2037	304	250
4.448% due 12/25/2036 ^	21,170	18,103
4.451% due 05/25/2037 ^	15,121	12,359
4.505% due 03/25/2036	34,063	31,796
4.674% due 02/25/2037 ^	21,662	17,890
4.832% due 08/25/2036 ^	11,338	10,257
4.835% due 04/25/2037	3,470	3,208
4.841% due 01/25/2036	15,389	14,334
4.850% due 02/25/2037	1,271	1,178
4.857% due 07/25/2037 ^	912	863

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.896% due 08/25/2036 ^	$19,674	$17,451
5.256% due 08/25/2035	3,733	3,623
5.904% due 08/25/2046	26,023	23,863
6.000% due 07/25/2034	1,391	1,444
Washington Mutual MSC Mortgage Pass-Through Certificates
0.339% due 02/25/2037	30,157	20,316
0.419% due 01/25/2047 ^	9,873	5,767
0.629% due 04/25/2035	21,010	15,210
0.879% due 12/25/2046	43,226	24,010
0.923% due 04/25/2047 ^	629	129
1.123% due 05/25/2046	8,138	5,320
2.018% due 02/25/2031	3	3
2.090% due 02/25/2033	27	27
2.225% due 05/25/2033	137	136
2.454% due 01/25/2035	687	671
2.494% due 06/25/2033	7,713	7,715
5.500% due 07/25/2035	10,519	10,375
5.500% due 11/25/2035	2,188	1,856
5.500% due 06/25/2037 ^	4,359	4,259
6.000% due 04/25/2036	3,354	2,779
6.000% due 06/25/2037 ^	37,545	31,073
6.268% due 07/25/2036	1,931	996
6.449% due 07/25/2036	3,299	1,701
Wells Fargo Alternative Loan Trust
6.250% due 11/25/2037	8,945	8,199
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	300	321
Wells Fargo Mortgage-Backed Securities Trust
0.679% due 07/25/2037	3,620	3,055
2.497% due 06/25/2033	711	712
2.612% due 07/25/2036 ^	47,745	45,446
2.618% due 01/25/2035	2,540	2,539
2.619% due 09/25/2033	280	282
2.619% due 01/25/2035	1,457	1,455
2.623% due 12/25/2034	1,806	1,825
2.624% due 12/25/2034	35	36
2.624% due 01/25/2035	12,209	12,029
2.627% due 10/25/2035	27,534	26,428
2.630% due 10/25/2035	18,634	18,388
2.630% due 10/25/2036 ^	14,358	13,066
2.635% due 09/25/2034	441	439
2.636% due 06/25/2035	7,400	7,494
2.636% due 04/25/2036	378	373
2.642% due 03/25/2036	140,429	140,130
2.651% due 03/25/2036	4,429	4,037
2.654% due 06/25/2034	6,755	6,707
2.654% due 05/25/2035	4,317	4,288
2.666% due 06/25/2035	2,672	2,672
2.675% due 03/25/2035	1,584	1,564
2.680% due 03/25/2035	7,456	7,477
2.680% due 04/25/2036 ^	70	66
2.693% due 08/25/2033	450	459
2.693% due 07/25/2036 ^	1,936	1,745
2.701% due 11/25/2034	1,687	1,702
2.701% due 06/25/2035	845	860
2.708% due 04/25/2036	22,139	21,287
2.716% due 02/25/2034	3,815	3,860
2.729% due 03/25/2036	13,084	12,600
2.738% due 09/25/2036 ^	7,040	6,403
4.536% due 12/25/2033	2,507	2,563
4.561% due 12/25/2033	280	284
4.733% due 07/25/2034	54	54
5.000% due 03/25/2036	3,274	3,237
5.004% due 03/25/2036	35,096	34,925
5.162% due 10/25/2035	34,641	34,089
5.250% due 01/25/2034	1,273	1,308
5.250% due 10/25/2035	5,293	5,443
5.342% due 03/25/2036	449	439
5.500% due 11/25/2035	506	514
5.500% due 01/25/2036	7,768	7,376
5.500% due 02/25/2037 ^	2,114	1,950
5.595% due 04/25/2036	22,619	21,377
5.679% due 04/25/2037	12,674	12,053
5.750% due 03/25/2036	8,420	8,350
5.750% due 02/25/2037	1,177	1,141
5.750% due 04/25/2037	8,137	7,717
6.000% due 06/25/2036 ^	9,252	8,556
6.000% due 08/25/2036	17,494	17,904
6.000% due 03/25/2037 ^	6,843	6,426
6.000% due 04/25/2037 ^	3,012	2,914
6.000% due 04/25/2037	5,719	5,532
6.000% due 07/25/2037	39,136	37,777
6.000% due 07/25/2037 ^	4,915	4,706
6.000% due 08/25/2037	27,287	26,258

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.250% due 07/25/2037		$580	$551

Total Mortgage-Backed Securities (Cost $14,859,221)			15,830,651

ASSET-BACKED SECURITIES 2.5%
ACA CLO Ltd.
0.516% due 07/25/2018		49,182	48,883
0.516% due 01/20/2021		12,251	12,152
Academic Loan Funding Trust
0.979% due 12/27/2022		30,098	30,381
Access Group, Inc.
1.566% due 10/27/2025		47,018	47,361
Accredited Mortgage Loan Trust
0.309% due 02/25/2037		3,350	3,045
0.439% due 09/25/2036		13,457	9,622
4.330% due 06/25/2033		4,127	3,568
4.980% due 10/25/2033		2,870	2,818
ACE Securities Corp. Home Equity Loan Trust
0.239% due 10/25/2036		24	8
0.339% due 08/25/2036		5,998	2,158
0.379% due 12/25/2036		30,045	10,605
0.399% due 08/25/2036		7,710	2,807
0.619% due 11/25/2035		8,600	5,772
0.729% due 12/25/2045		5,800	3,498
0.859% due 09/25/2035		8,900	6,260
1.154% due 11/25/2033		3,797	3,644
AFC Home Equity Loan Trust
0.889% due 12/22/2027		2	2
ALM Loan Funding
1.064% due 11/20/2020		24,727	24,510
Alzette European CLO S.A.
0.574% due 12/15/2020		2,183	2,175
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.409% due 11/25/2035		5	5
0.481% due 11/25/2034		652	649
0.629% due 03/25/2035		2,224	2,197
0.699% due 05/25/2034		3,786	3,218
3.554% due 11/25/2032		3,748	3,691
4.751% due 11/25/2035		6,674	6,687
AMMC CLO Ltd.
0.487% due 05/03/2018		364	364
Amortizing Residential Collateral Trust
0.719% due 06/25/2032		236	222
0.759% due 07/25/2032		97	88
0.879% due 10/25/2031		139	122
Aquilae CLO PLC
0.572% due 01/17/2023	EUR	21,607	28,794
Argent Securities Trust
0.329% due 06/25/2036		$24,961	9,217
0.329% due 07/25/2036		9,411	3,677
0.329% due 09/25/2036		9,140	3,828
0.419% due 07/25/2036		8,626	3,448
0.449% due 05/25/2036		31,999	11,470
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.379% due 10/25/2035		900	886
1.304% due 11/25/2034		3,663	3,063
Asset-Backed Funding Certificates Trust
0.339% due 01/25/2037		28,221	15,747
0.399% due 01/25/2037		12,252	6,894
0.489% due 12/25/2034		978	952
0.879% due 06/25/2034		2,024	1,910
1.039% due 12/25/2030		1,510	1,491
1.229% due 03/25/2034		6,738	5,232
1.274% due 05/25/2032		1,170	1,073
Asset-Backed Securities Corp. Home Equity Loan Trust
0.259% due 05/25/2037		329	148
0.409% due 11/25/2036		7,500	3,521
0.454% due 09/25/2034		2,027	2,018
0.669% due 07/25/2035		270	271
0.939% due 10/25/2034		1	1
0.989% due 06/25/2034		17,009	15,646
1.229% due 12/25/2034		10,000	8,662
1.532% due 04/15/2033		459	434
Avoca CLO PLC
0.549% due 10/15/2023	EUR	6,899	8,984
0.591% due 09/15/2021		37,363	49,914
Bear Stearns Asset-Backed Securities Trust
0.239% due 01/25/2037		$83	82
0.249% due 12/25/2036		1,157	1,140
0.259% due 10/25/2036		6	6
0.269% due 06/25/2047		3	3
0.289% due 11/25/2036		800	535
0.289% due 02/25/2037		13,774	12,277
0.329% due 01/25/2037		4,455	4,243
0.339% due 01/25/2037		25,163	15,544

16	See Accompanying Notes

September 30, 2013

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.349% due 05/25/2036 ^		$7,906	$5,344
0.349% due 10/25/2036		16,681	15,202
0.349% due 01/25/2037		17,880	7,886
0.359% due 04/25/2036		15,426	15,231
0.359% due 06/25/2047		10,200	9,462
0.369% due 01/25/2047		3,173	3,143
0.379% due 12/25/2036		23,743	21,504
0.379% due 04/25/2037		16,390	13,371
0.419% due 06/25/2047		7,500	5,887
0.459% due 02/25/2036		87	86
0.459% due 04/25/2036		6,724	5,976
0.499% due 01/25/2047		7,600	6,522
0.529% due 04/25/2037		10,800	4,597
0.579% due 11/25/2034		3,265	2,704
0.579% due 09/25/2046		5,282	4,204
0.819% due 12/25/2034		7	6
0.829% due 08/25/2035		7,000	6,118
0.839% due 10/25/2032		3,037	2,848
0.849% due 06/25/2035		14,000	10,344
0.929% due 09/25/2035		7,067	6,484
0.979% due 10/27/2032		967	900
1.179% due 10/25/2037		513	445
1.179% due 11/25/2042		338	328
1.429% due 08/25/2037		10,086	8,327
2.780% due 06/25/2043		1,289	1,305
2.957% due 07/25/2036		253	236
2.996% due 10/25/2036		225	217
5.500% due 01/25/2034		71	74
Berica Asset-Backed Security SRL
0.521% due 12/30/2055	EUR	45,834	59,467
BNC Mortgage Loan Trust
0.279% due 05/25/2037		$539	511
0.309% due 07/25/2037		5,819	5,355
Bumper S.A.
1.378% due 02/23/2023	EUR	273	371
Callidus Debt Partners CLO Fund Ltd.
0.528% due 04/17/2020		$10,343	10,337
1.016% due 01/21/2021		7,221	7,211
Carrington Mortgage Loan Trust
0.239% due 01/25/2037		1,890	1,304
0.279% due 06/25/2037		814	795
0.339% due 10/25/2036		8,877	4,262
0.419% due 06/25/2036		16,000	8,823
0.419% due 10/25/2036		13,800	5,966
0.429% due 10/25/2036		10,400	5,040
0.439% due 02/25/2037		25,200	15,570
0.499% due 10/25/2035		2,576	2,565
0.559% due 12/25/2035		21,844	19,957
0.639% due 06/25/2035		3,800	3,319
Centex Home Equity Loan Trust
5.590% due 10/25/2035		180	183
Chase Funding Trust
0.739% due 02/25/2033		50	46
0.819% due 08/25/2032		791	717
0.839% due 11/25/2032		23	21
0.919% due 10/25/2032		275	255
4.396% due 02/25/2030		149	150
4.499% due 11/25/2034		12	12
CIT Group Home Equity Loan Trust
1.229% due 09/25/2030		3,768	3,163
3.930% due 03/20/2032		473	484
CIT Mortgage Loan Trust
1.429% due 10/25/2037		929	928
Citibank Omni Master Trust
2.932% due 08/15/2018		87,740	89,595
4.900% due 11/15/2018		175,000	183,249
5.350% due 08/15/2018		25,000	26,041
Citigroup Mortgage Loan Trust, Inc.
0.239% due 07/25/2045		4,481	3,399
0.249% due 05/25/2037		6,367	4,867
0.329% due 10/25/2036		4,375	4,346
0.339% due 09/25/2036		7,111	3,463
0.349% due 07/25/2045		16,200	7,875
0.379% due 05/25/2037		8,000	3,911
0.429% due 08/25/2036		24,500	11,259
0.439% due 09/25/2036		5,344	2,568
0.439% due 07/25/2045		7,717	3,637
0.449% due 05/25/2037		17,700	9,100
0.579% due 11/25/2046		16,119	11,477
1.154% due 11/25/2034		18,867	17,268
5.764% due 01/25/2037		1,934	1,210
ColumbusNova CLO Ltd.
0.513% due 05/16/2019		3,917	3,861
Commercial Industrial Finance Corp.
0.525% due 05/10/2021		10,600	10,348

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Concord Real Estate CDO Ltd.
0.459% due 12/25/2046		$10,444	$10,131
Conseco Finance Home Equity Loan Trust
0.632% due 05/15/2032		34	33
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		98	101
6.681% due 12/01/2033		184	188
7.490% due 07/01/2031		595	638
Conseco Financial Corp.
6.240% due 12/01/2028		248	257
6.870% due 04/01/2030		455	487
7.140% due 01/15/2029		27	29
Cougar CLO PLC
0.580% due 07/15/2020	EUR	425	569
Countrywide Asset-Backed Certificates
0.299% due 06/25/2047		$28,243	27,579
0.309% due 06/25/2047		2,545	2,516
0.329% due 01/25/2037		13,307	11,642
0.329% due 02/25/2037		26,627	23,610
0.329% due 05/25/2037		28,279	23,411
0.329% due 01/25/2045		17,302	16,862
0.329% due 06/25/2047		61,150	44,307
0.339% due 01/25/2034		4,783	3,875
0.339% due 03/25/2037		13,922	11,941
0.339% due 01/25/2046		5,955	4,887
0.349% due 05/25/2037		53,674	42,225
0.349% due 06/25/2047		13,400	10,278
0.359% due 08/25/2036		1,144	1,111
0.359% due 09/25/2036		4,070	3,929
0.369% due 06/25/2036		12,432	12,025
0.399% due 06/25/2037		11,000	4,781
0.399% due 09/25/2047		64,600	46,627
0.419% due 03/25/2037		14,200	5,473
0.429% due 04/25/2036		10,607	10,361
0.429% due 05/25/2036		4,578	4,527
0.449% due 01/25/2036		4,367	4,074
0.469% due 06/25/2036		13,440	10,230
0.469% due 07/25/2036		7,400	5,215
0.469% due 08/25/2036		12,797	9,383
0.479% due 08/25/2035		5,725	5,356
0.479% due 06/25/2036		9,400	7,216
0.489% due 09/25/2037		7,200	2,523
0.519% due 04/25/2036		10,159	8,502
0.519% due 12/25/2036 ^		77	44
0.529% due 05/25/2036		33,100	30,185
0.549% due 11/25/2033		1	1
0.549% due 12/25/2034		3,649	3,448
0.564% due 11/25/2035		8,521	7,871
0.569% due 11/25/2034		2,652	2,628
0.579% due 08/25/2034		853	795
0.619% due 04/25/2036		4,500	3,096
0.629% due 11/25/2034		914	907
0.629% due 04/25/2036		5,000	3,983
0.639% due 11/25/2035		187	173
0.659% due 12/25/2031		321	227
0.669% due 10/25/2035		6,600	6,478
0.669% due 02/25/2036		7,000	5,870
0.679% due 08/25/2047		34,000	33,272
0.709% due 05/25/2035		3,344	3,338
0.779% due 07/25/2035		19,000	17,429
0.879% due 11/25/2035		2,000	1,752
0.919% due 05/25/2032		22	20
1.154% due 11/25/2034		6,000	4,881
2.579% due 01/25/2034		21,430	16,531
4.693% due 10/25/2035		10,470	10,448
4.740% due 10/25/2035		1,324	1,320
4.805% due 04/25/2036		2,379	2,277
5.103% due 05/25/2035		3,500	3,411
5.159% due 02/25/2036		11,000	9,225
5.493% due 10/25/2046		45,130	38,850
5.526% due 07/25/2036		13,536	13,672
5.539% due 07/25/2036		4,200	3,524
5.714% due 04/25/2047		10,126	7,373
Credit Suisse First Boston Mortgage Securities Corp.
0.799% due 01/25/2032		1,002	916
0.879% due 07/25/2032		54	43
0.919% due 08/25/2032		2,042	1,722
0.979% due 05/25/2043		1,644	1,518
Credit-Based Asset Servicing and Securitization LLC
0.239% due 11/25/2036		165	86
0.249% due 01/25/2037 ^		41	16
0.299% due 07/25/2037		621	365
0.329% due 11/25/2036		15,874	8,393
0.429% due 07/25/2036		10,000	5,872
0.429% due 04/25/2037		1,694	1,060
1.279% due 04/25/2032		296	273

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.427% due 03/25/2037 ^		$7,734	$4,084
4.498% due 08/25/2035		50	51
5.644% due 05/25/2035		1,793	1,819
Delta Funding Home Equity Loan Trust
1.002% due 09/15/2029		210	186
Denver Arena Trust
6.940% due 11/15/2019		1,381	1,416
Dryden Leveraged Loan CDO
0.600% due 01/25/2022	EUR	6,855	9,072
Educational Funding Co. LLC
0.516% due 10/25/2029		$8,892	7,244
Educational Services of America, Inc.
1.116% due 07/25/2023		37,243	37,742
EFS Volunteer LLC
1.116% due 10/26/2026		25,659	25,788
EMC Mortgage Loan Trust
0.629% due 12/25/2042		2,038	1,815
0.629% due 05/25/2043		627	572
0.919% due 05/25/2040		45	43
Equity One ABS, Inc.
0.739% due 11/25/2032		5,126	4,726
Eurocredit CDO BV
0.672% due 02/22/2020	EUR	11,112	14,872
FAB CBO BV
0.724% due 12/31/2078		5,895	7,397
FAB U.S. Ltd.
1.089% due 12/06/2045	GBP	26,505	34,327
Faxtor ABS BV
0.790% due 07/25/2094	EUR	21,717	28,881
Fieldstone Mortgage Investment Trust
0.339% due 11/25/2036		$16,222	8,612
Finance America Mortgage Loan Trust
1.079% due 08/25/2034		2,249	2,140
First Alliance Mortgage Loan Trust
0.940% due 03/20/2031		202	177
First Franklin Mortgage Loan Trust
0.319% due 09/25/2036		1,623	1,387
0.419% due 10/25/2036		8,700	5,351
0.439% due 11/25/2036		3,507	3,399
0.459% due 10/25/2035		518	519
0.609% due 05/25/2035		1,521	1,498
0.649% due 07/25/2035		825	801
0.659% due 12/25/2035		19,600	17,081
0.914% due 12/25/2034		24,319	21,805
1.079% due 03/25/2034		5,751	5,167
1.604% due 10/25/2034		2,383	1,621
First NLC Trust
0.249% due 08/25/2037		1,516	750
0.449% due 02/25/2036		17,296	16,134
0.639% due 05/25/2035		2,253	1,842
Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	20,310	19,815
Fraser Sullivan CLO Ltd.
0.514% due 03/15/2020		$15,284	15,148
Fremont Home Loan Trust
0.239% due 01/25/2037		48	23
0.329% due 01/25/2037		13,868	6,723
0.349% due 02/25/2036		26,558	19,526
0.349% due 02/25/2037		14,300	7,090
0.419% due 02/25/2037		28,906	14,260
0.429% due 05/25/2036		16,010	7,815
0.509% due 01/25/2036		18,955	11,972
GCO Education Loan Funding Trust
0.342% due 11/25/2020		509	508
GE-WMC Mortgage Securities Trust
0.219% due 08/25/2036		13	5
Globaldrive BV
1.727% due 04/20/2018	EUR	25,907	35,170
GMAC Mortgage Corp. Home Equity Loan Trust
7.000% due 09/25/2037		$158	164
Greenpoint Manufactured Housing
7.270% due 06/15/2029		507	512
8.300% due 10/15/2026		500	548
8.450% due 06/20/2031		31,111	30,002
Grosvenor Place CLO BV
0.552% due 03/28/2023	EUR	84,449	112,793
GSAA Home Equity Trust
0.349% due 09/25/2036		$5,052	2,508
0.409% due 03/25/2036		17,078	14,565
0.479% due 03/25/2037		4,106	2,435
0.479% due 05/25/2047		784	535
0.629% due 08/25/2037		12,606	10,417
4.609% due 06/25/2034		65	67
5.451% due 03/25/2036		17,364	12,908
5.995% due 03/25/2046 ^		23,211	17,625

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GSAA Trust
0.549% due 06/25/2035		$8,489	$7,850
GSAMP Trust
0.249% due 12/25/2036		336	163
0.279% due 12/25/2046		21,026	10,816
0.299% due 12/25/2036		9,882	4,860
0.329% due 08/25/2036		33,500	21,152
0.329% due 12/25/2046		4,631	2,397
0.359% due 11/25/2035		606	118
0.409% due 03/25/2047		10,726	4,477
0.419% due 08/25/2036		4,000	2,555
0.449% due 04/25/2036		5,500	2,765
0.519% due 01/25/2035		188	188
0.549% due 03/25/2047		2,000	1,153
0.849% due 06/25/2035		3,632	3,421
0.914% due 09/25/2035 ^		21,815	18,043
1.029% due 02/25/2047		67,100	62,133
1.229% due 06/25/2034		3,334	3,227
Gulf Stream Sextant CLO Ltd.
0.493% due 08/21/2020		5,910	5,898
Halcyon Structured Asset Management Long/Short Ltd.
0.490% due 08/07/2021		131,649	130,449
Harbourmaster CLO BV
0.484% due 06/15/2020	EUR	6,294	8,467
Hewett’s Island CLO Ltd.
0.500% due 12/05/2018		$1,409	1,400
Home Equity Asset Trust
0.349% due 08/25/2036		5,179	5,075
0.364% due 07/25/2037		8,059	7,332
0.669% due 12/25/2035		12,200	10,301
0.779% due 11/25/2032		154	132
Home Equity Mortgage Loan Asset-Backed Trust
0.379% due 07/25/2037		33,600	19,088
0.389% due 04/25/2037		6,600	3,844
0.419% due 11/25/2036		35,326	18,851
0.419% due 04/25/2047		15,000	8,109
0.429% due 03/25/2036		11,503	10,881
1.039% due 10/25/2033		1,000	958
HSBC Home Equity Loan Trust
0.330% due 03/20/2036		8,292	8,148
0.340% due 01/20/2036		5,378	5,262
0.450% due 01/20/2035		1,609	1,594
0.470% due 01/20/2034		31,196	30,711
HSI Asset Loan Obligation Trust
0.239% due 12/25/2036		151	77
HSI Asset Securitization Corp. Trust
0.229% due 10/25/2036		304	150
0.359% due 04/25/2037		54,858	32,722
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	12,803	17,021
ICE EM CLO
0.746% due 08/15/2022		$122,000	117,721
IMC Home Equity Loan Trust
5.412% due 07/25/2026		42	38
7.310% due 11/20/2028		41	41
7.520% due 08/20/2028		42	42
IXIS Real Estate Capital Trust
0.519% due 02/25/2036		331	323
JPMorgan Mortgage Acquisition Trust
0.239% due 03/25/2047		1,229	1,165
0.259% due 08/25/2036		386	141
0.289% due 08/25/2036		67	34
0.329% due 07/25/2036		27,525	13,030
0.339% due 07/25/2036 ^		10,116	4,857
0.369% due 05/25/2035		423	402
0.369% due 03/25/2047		25,812	13,433
0.439% due 05/25/2037		4,600	3,176
0.619% due 09/25/2035		6,718	5,362
Jubilee CDO BV
0.550% due 09/20/2022	EUR	13,565	17,947
0.553% due 07/30/2024		6,400	8,322
0.719% due 10/15/2019		5,537	7,447
L.A. Arena Funding LLC
7.656% due 12/15/2026		$175	191
LCM Ltd.
0.480% due 03/21/2019		18,200	17,884
Lehman ABS Mortgage Loan Trust
0.269% due 06/25/2037		5,782	3,265
Lehman XS Trust
0.349% due 10/25/2036		19,714	15,412
0.349% due 12/25/2036 ^		3,263	2,160
0.349% due 01/25/2037		14,401	10,701
0.369% due 11/25/2046		521	393
0.379% due 08/25/2046		25,154	19,233
0.409% due 04/25/2046		29,268	20,742
0.439% due 02/25/2046		5,842	4,018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.449% due 12/25/2035		$115	$99
0.459% due 08/25/2035		35	33
1.679% due 07/25/2035		10,137	9,879
5.420% due 11/25/2035		1,556	1,537
Loan to Learn Education Loan Trust
0.412% due 07/15/2025		2,796	2,785
Long Beach Mortgage Loan Trust
0.739% due 10/25/2034		5,246	4,972
1.004% due 06/25/2035		1,850	1,797
1.109% due 04/25/2035		6,000	5,539
Magi Funding PLC
0.578% due 04/11/2021	EUR	51,740	69,214
Marathon CLO Ltd.
0.522% due 12/20/2019		$13,413	13,328
Massachusetts Educational Financing Authority
1.216% due 04/25/2038		5,699	5,703
MASTR Asset-Backed Securities Trust
0.229% due 01/25/2037		150	45
0.409% due 02/25/2036		6,141	5,940
0.419% due 03/25/2036		10,700	5,769
0.419% due 10/25/2036		5,034	2,796
0.479% due 05/25/2037		25,041	21,709
5.471% due 11/25/2035		3,194	3,196
5.719% due 02/25/2036		7,623	7,678
MASTR Specialized Loan Trust
0.579% due 07/25/2034		480	470
Merrill Lynch First Franklin Mortgage Loan Trust
0.349% due 04/25/2037		4,813	2,648
Merrill Lynch Mortgage Investors Trust
0.239% due 11/25/2037		2,811	1,252
0.249% due 04/25/2047		20,009	9,960
0.289% due 03/25/2037		9,309	6,233
0.289% due 08/25/2037		16,230	8,537
0.299% due 02/25/2037		1,501	625
0.329% due 08/25/2037		67,968	35,973
0.349% due 07/25/2037		8,000	3,841
0.419% due 08/25/2037		3,398	1,824
0.439% due 03/25/2037		75,100	38,268
0.439% due 04/25/2037		4,000	1,933
0.469% due 08/25/2036		10,700	9,414
0.499% due 03/25/2037		3,000	1,543
MESA Trust
0.979% due 12/25/2031		1,202	1,102
Mid-State Trust
6.005% due 08/15/2037		408	431
7.340% due 07/01/2035		802	878
7.791% due 03/15/2038		3,072	3,221
8.330% due 04/01/2030		1,556	1,642
Morgan Stanley ABS Capital, Inc.
0.229% due 07/25/2036		344	116
0.239% due 12/25/2036		4,623	2,335
0.239% due 05/25/2037		3,068	1,635
0.269% due 01/25/2037		8,781	4,706
0.279% due 11/25/2036		2,672	1,453
0.289% due 03/25/2037		10,626	4,780
0.319% due 10/25/2036		42,112	22,541
0.329% due 09/25/2036		14,300	6,603
0.329% due 10/25/2036		10,800	5,436
0.329% due 11/25/2036		29,543	16,170
0.329% due 12/25/2036		3,728	1,909
0.339% due 09/25/2036		6,000	3,007
0.359% due 03/25/2037		7,201	3,274
0.399% due 10/25/2036		3,958	2,141
0.409% due 09/25/2036		4,482	2,272
0.409% due 10/25/2036		2,500	1,275
0.409% due 02/25/2037		15,681	6,950
0.429% due 08/25/2036		25,200	11,450
0.429% due 03/25/2037		50,698	23,258
0.429% due 05/25/2037		5,497	2,992
0.519% due 03/25/2037		5,281	2,456
0.539% due 02/25/2037		12,636	5,710
0.609% due 09/25/2035		3,000	2,498
0.639% due 06/25/2034		87	84
0.919% due 01/25/2034		106	101
0.979% due 07/25/2037		7,925	7,329
1.034% due 03/25/2034		7,361	6,727
1.079% due 05/25/2034		17,021	15,798
1.124% due 06/25/2034		3,757	3,524
1.179% due 03/25/2033		1,977	1,851
1.199% due 08/25/2034		365	344
Morgan Stanley Dean Witter Capital, Inc.
1.454% due 09/25/2032		3,450	3,156
1.529% due 02/25/2033		2,096	1,917
Morgan Stanley Home Equity Loan Trust
0.409% due 04/25/2037		9,970	5,478
0.529% due 04/25/2037		7,490	4,178

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Morgan Stanley IXIS Real Estate Capital Trust
0.229% due 11/25/2036		$8	$4
0.289% due 11/25/2036		178	78
Morgan Stanley Mortgage Loan Trust
0.249% due 01/25/2047		11	10
0.259% due 11/25/2036		5,441	2,338
0.299% due 04/25/2037		9,782	4,588
0.409% due 02/25/2037		1,067	565
0.539% due 04/25/2037		4,739	2,272
5.577% due 10/25/2046 ^		2,306	1,401
5.726% due 10/25/2036 ^		2,132	1,298
5.750% due 11/25/2036 ^		2,643	1,361
5.750% due 04/25/2037 ^		1,317	1,052
6.000% due 07/25/2047 ^		1,379	1,104
National Collegiate Student Loan Trust
0.439% due 02/26/2029		5,000	3,501
0.449% due 03/26/2029		23,500	19,340
Nelnet Student Loan Trust
0.966% due 07/25/2018		11,086	11,107
1.196% due 10/25/2019		5,000	5,043
New Century Home Equity Loan Trust
0.439% due 06/25/2035		810	809
0.449% due 09/25/2035		1,814	1,813
0.459% due 10/25/2035		8,609	8,418
0.629% due 03/25/2035		3,500	3,351
1.064% due 05/25/2034		2,596	2,395
3.179% due 01/25/2033		6,365	5,516
Nomura Home Equity Loan, Inc.
0.509% due 10/25/2036		30,482	11,092
NovaStar Mortgage Funding Trust
0.279% due 01/25/2037		5,995	2,180
0.299% due 11/25/2036		2,060	865
0.329% due 09/25/2036		21,380	10,946
0.329% due 03/25/2037		6,701	3,054
0.349% due 11/25/2036		14,945	6,338
0.359% due 03/25/2037		5,547	2,538
0.389% due 01/25/2037		26,969	9,948
0.429% due 10/25/2036		8,828	3,711
0.889% due 12/25/2033		1,120	1,060
2.054% due 03/25/2035		9,200	7,876
NYLIM Flatiron CLO Ltd.
0.486% due 08/08/2020		10,750	10,601
Oak Hill Credit Partners Ltd.
0.513% due 05/17/2021		182	181
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.439% due 07/25/2035		339	339
0.479% due 02/25/2035		624	620
0.529% due 02/25/2035		289	288
0.559% due 12/25/2035		32,107	25,778
0.649% due 02/25/2035		5,000	4,797
Option One Mortgage Loan Trust Asset-Backed Certificates
0.319% due 01/25/2037		27,628	14,132
0.359% due 04/25/2037		10,866	5,957
0.419% due 04/25/2037		5,000	2,666
0.429% due 03/25/2037		2,340	1,198
0.429% due 07/25/2037		5,000	2,634
Ownit Mortgage Loan Trust
0.329% due 05/25/2037		27,785	16,719
Palisades CDO Ltd.
0.626% due 07/22/2039		39,719	36,740
Panhandle-Plains Higher Education Authority, Inc.
1.378% due 10/01/2035		27,269	27,710
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.439% due 09/25/2035		247	241
0.729% due 03/25/2035		8,000	7,124
0.829% due 10/25/2034		10,700	10,189
Penta CLO S.A.
0.518% due 06/04/2024	EUR	58,970	76,530
People’s Choice Home Loan Securities Trust
1.124% due 05/25/2035 ^		$7,000	3,880
1.529% due 01/25/2035		6,500	4,129
Popular ABS Mortgage Pass-Through Trust
0.269% due 06/25/2047 ^		9,559	8,218
0.389% due 01/25/2037		7,000	4,981
Primus CLO Ltd.
0.501% due 07/15/2021		163,977	158,676
RAAC Series
0.449% due 05/25/2036		2,544	2,205
0.579% due 06/25/2047		1,700	1,485
1.379% due 09/25/2047		8,949	8,741
Renaissance Home Equity Loan Trust
0.539% due 11/25/2034		434	352
0.619% due 08/25/2033		128	118
0.679% due 12/25/2033		229	224
0.879% due 08/25/2032		104	92
5.565% due 02/25/2036		11	10

18	See Accompanying Notes

September 30, 2013

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Residential Asset Mortgage Products Trust
0.349% due 05/25/2036		$1,753	$1,725
0.349% due 07/25/2036		11,279	10,527
0.369% due 02/25/2036		13,823	12,906
0.459% due 05/25/2037		20,968	16,738
0.479% due 03/25/2036		34,000	24,237
0.689% due 06/25/2035		4,090	3,707
5.072% due 04/25/2034		1,080	1,115
Residential Asset Securities Corp. Trust
0.329% due 08/25/2036		3,199	2,766
0.329% due 09/25/2036		4,945	4,722
0.339% due 06/25/2036		2,760	2,564
0.339% due 07/25/2036		4,387	4,071
0.349% due 11/25/2036		7,700	5,980
0.359% due 04/25/2036		6,394	5,911
0.359% due 04/25/2037		19,134	18,796
0.379% due 02/25/2036		2,586	2,531
0.429% due 08/25/2036		23,900	16,331
0.429% due 04/25/2037		14,000	11,841
0.449% due 07/25/2036		12,000	5,445
0.469% due 03/25/2036		3,500	3,168
0.619% due 11/25/2035		6,840	5,682
0.619% due 01/25/2036		5,535	4,809
0.649% due 09/25/2035		3,000	1,951
0.679% due 07/25/2032 ^		4	4
0.769% due 09/25/2035		5,000	3,945
1.004% due 07/25/2034		1,975	1,697
Residential Mortgage Loan Trust
1.679% due 09/25/2029		12	12
RMF Euro CDO S.A.
0.582% due 09/11/2022	EUR	18,834	24,986
0.803% due 02/25/2015		1,663	2,242
SACO, Inc.
0.599% due 03/25/2036		$101	91
0.679% due 12/25/2035		104	96
Salomon Brothers Mortgage Securities, Inc.
0.739% due 09/25/2028		625	608
Sandelman Finance Ltd.
1.914% due 02/15/2019		26,737	26,763
Saxon Asset Securities Trust
0.349% due 10/25/2046		25,060	18,784
0.869% due 05/25/2035		4,745	4,353
Securitized Asset-Backed Receivables LLC Trust
0.239% due 12/25/2036 ^		332	108
0.309% due 05/25/2037 ^		1,134	612
0.429% due 03/25/2036		15,310	8,458
1.139% due 01/25/2036		4,989	3,680
SG Mortgage Securities Trust
0.329% due 10/25/2036		20,988	9,495
Sherwood Castle Funding PLC
0.434% due 03/15/2016	EUR	18,000	24,295
0.697% due 06/15/2016	GBP	5,200	8,391
SLC Student Loan Trust
1.154% due 06/15/2021		$4,300	4,316
4.750% due 06/15/2033		24,869	23,092
SLM Student Loan Trust
0.266% due 07/25/2017		4,625	4,613
0.346% due 10/25/2021		2,982	2,981
0.356% due 10/25/2022		1,286	1,281
0.376% due 04/25/2017		11	11
0.394% due 03/15/2017		581	581
0.396% due 01/25/2019		3,221	3,211
0.406% due 04/25/2017		473	472
0.416% due 01/25/2021		57,727	57,679
0.436% due 04/27/2020		7,099	7,077
0.484% due 12/15/2023	EUR	131	174
0.494% due 09/15/2021		6,233	8,418
0.494% due 06/17/2024		26,473	35,155
0.494% due 12/16/2041		$12,000	8,418
0.596% due 01/25/2022		12,000	11,660
0.666% due 04/25/2023		19,999	19,977
0.766% due 10/25/2017		65,928	65,801
0.816% due 10/25/2017		69	69
0.916% due 04/25/2019		700	698
1.016% due 01/25/2019		40,000	40,220
1.030% due 02/15/2022		33,600	33,615
1.166% due 07/25/2023		700	699
1.366% due 10/25/2016		255	255
1.366% due 07/25/2023		5,000	5,059
1.454% due 12/15/2033		26,918	27,096
1.566% due 01/25/2018		1,490	1,505
1.582% due 12/15/2023		21,731	21,884
1.766% due 04/25/2023		678,141	697,738
1.966% due 07/25/2023		3,075	3,218
2.432% due 06/16/2042		18,000	18,612
2.832% due 12/16/2019		42,483	43,295

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.200% due 05/16/2044		$4,167	$4,305
3.432% due 05/16/2044		44,718	47,097
Soundview Home Loan Trust
0.239% due 11/25/2036		1,328	458
0.259% due 06/25/2037		393	289
0.339% due 01/25/2037		6,715	3,970
0.359% due 05/25/2036		5,920	5,447
0.359% due 08/25/2037		4,000	2,528
0.389% due 06/25/2037		28,400	14,878
0.419% due 07/25/2036		10,000	4,622
0.429% due 08/25/2037		3,828	2,399
0.439% due 02/25/2037		15,119	6,616
0.459% due 06/25/2037		23,637	12,448
0.479% due 11/25/2035		6	6
South Carolina Student Loan Corp.
0.810% due 03/01/2018		742	742
1.010% due 03/02/2020		700	699
1.260% due 09/03/2024		600	603
Specialty Underwriting & Residential Finance Trust
0.239% due 01/25/2038		157	155
0.279% due 11/25/2037		1,379	1,037
0.479% due 12/25/2036		9,514	6,299
0.529% due 09/25/2036		4,271	4,186
0.529% due 03/25/2037		6,021	3,073
0.859% due 01/25/2034		23	20
5.513% due 02/25/2037		9,041	5,043
Stone Tower CLO Ltd.
0.498% due 04/17/2021		5,000	4,862
Structured Asset Investment Loan Trust
0.329% due 09/25/2036		40,274	27,693
0.339% due 05/25/2036		9,963	7,179
0.539% due 10/25/2035		7,627	7,328
0.879% due 04/25/2033		2,194	2,096
1.079% due 01/25/2035		44,113	43,775
1.109% due 09/25/2034		1,244	1,076
1.109% due 01/25/2035		46,787	36,764
1.154% due 01/25/2035		10,188	2,563
1.304% due 01/25/2035		3,957	413
1.559% due 04/25/2033		2,338	2,028
1.754% due 01/25/2035		4,313	224
1.904% due 01/25/2035		5,502	97
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.279% due 01/25/2037		218	203
0.289% due 01/25/2037		6,730	6,532
0.319% due 05/25/2047		9,438	8,682
0.329% due 05/25/2037		133	133
0.349% due 12/25/2036		21,000	14,480
0.359% due 01/25/2037		4,166	1,944
0.479% due 06/25/2035		3,841	3,340
0.579% due 05/25/2034		5	4
0.679% due 11/25/2037		22,200	14,549
0.759% due 01/25/2033		3,548	3,343
1.683% due 04/25/2035		15,909	15,064
5.180% due 10/25/2034		2,570	2,674
5.410% due 06/25/2033		70	70
Symphony CLO Ltd.
0.504% due 05/15/2019		91,653	90,866
Triaxx Prime CDO Ltd.
0.439% due 10/02/2039		159,621	120,114
Trimaran CLO Ltd.
0.515% due 11/01/2018		5,232	5,161
Wachovia Loan Trust
0.539% due 05/25/2035		1,694	1,584
Washington Mutual Asset-Backed Certificates Trust
0.239% due 10/25/2036		2,417	969
Wells Fargo Home Equity Asset-Backed Securities Trust
0.409% due 05/25/2036		14,587	14,031
WMC Mortgage Loan Pass-Through Certificates
0.862% due 05/15/2030		1,792	1,705
Wood Street CLO BV
0.587% due 03/29/2021	EUR	27,435	36,391

Total Asset-Backed Securities (Cost $5,963,032)			6,283,248

SOVEREIGN ISSUES 5.2%
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	6,000	6,552
3.875% due 04/07/2015	EUR	26,950	36,642
3.875% due 09/15/2015		3,285	4,501
4.300% due 11/15/2016		4,750	6,538
4.750% due 06/04/2018		17,736	23,711
4.950% due 02/11/2020		1,750	2,208
Autonomous Community of Madrid
4.200% due 09/24/2014		95,400	132,456
4.305% due 03/06/2014		51,700	70,908

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Autonomous Community of Valencia
3.250% due 07/06/2015		$3,413	$4,563
4.000% due 11/02/2016		5,900	7,826
4.375% due 07/16/2015		43,912	60,337
4.750% due 03/20/2014		1,025	1,398
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	77,323
4.125% due 09/15/2017	EUR	37,800	52,989
5.500% due 07/12/2020		$600	618
6.369% due 06/16/2018		10,000	10,875
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	803,700	254,635
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		9,630,299	4,208,959
10.000% due 01/01/2021		209,145	87,625
10.000% due 01/01/2023		56,481	22,359
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015	EUR	490,000	676,702
3.500% due 06/01/2014		289,100	397,820
4.250% due 02/01/2015		200,000	280,800
4.500% due 07/15/2015		201,200	284,699
Italy Certificati Di Credito Del Tesoro
0.000% due 06/30/2015		318,600	417,286
Junta de Castilla y Leon
6.270% due 02/19/2018		22,200	33,172
6.505% due 03/01/2019		30,400	45,977
Korea Housing Finance Corp.
4.125% due 12/15/2015		$95,800	101,591
Mexico Government International Bond
3.660% due 03/19/2015	MXN	100,000	7,653
5.625% due 01/15/2017		$900	1,009
5.950% due 03/19/2019		400	464
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	25,000	19,647
Province of Ontario
1.000% due 07/22/2016		$78,500	78,759
1.600% due 09/21/2016		8,200	8,353
1.650% due 09/27/2019		85,700	82,614
2.450% due 06/29/2022		12,800	12,020
3.000% due 07/16/2018		17,500	18,487
3.150% due 06/02/2022	CAD	342,650	329,763
4.000% due 10/07/2019		$23,855	26,011
4.000% due 06/02/2021	CAD	775,300	800,857
4.200% due 03/08/2018		2,800	2,945
4.200% due 06/02/2020		437,000	459,149
4.300% due 03/08/2017		35,600	37,356
4.400% due 06/02/2019		76,775	81,652
4.400% due 04/14/2020		$18,900	20,983
5.500% due 06/02/2018	CAD	71,100	78,701
Province of Quebec
2.625% due 02/13/2023		$12,500	11,658
2.750% due 08/25/2021		136,800	133,759
3.500% due 07/29/2020		11,900	12,475
3.500% due 12/01/2022	CAD	251,853	246,147
4.250% due 12/01/2021		538,600	561,609
4.500% due 12/01/2019		274,800	293,156
4.500% due 12/01/2020		868,500	924,204
4.625% due 05/14/2018		$1,000	1,129
Qatar Government International Bond
4.000% due 01/20/2015		65,200	67,808
5.150% due 04/09/2014		9,100	9,328
Republic of Korea
5.750% due 04/16/2014		10,000	10,278
Spain Government International Bond
3.000% due 04/30/2015	EUR	150,000	207,483
3.300% due 10/31/2014		118,100	163,207
4.000% due 07/30/2015		657,200	926,969
Xunta de Galicia
5.763% due 04/03/2017		68,100	98,953
6.131% due 04/03/2018		36,100	54,027
6.964% due 12/28/2017		10,400	15,787

Total Sovereign Issues (Cost $14,168,340)			13,115,470

SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (f)	146,918	167,121

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

		SHARES	MARKET VALUE (000s)
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		8,712,560	0
6.250% due 07/14/2033 (c)		475,440	0

			0

Total Convertible Preferred Securities (Cost $169,039)			167,121

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.250% due 02/07/2033		2,654,829	66,875
7.300% due 03/09/2031		1,573,542	39,417
Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (f)		742,213	19,617
SLM Corp. CPI Linked Security
3.754% due 03/15/2017		4,700	109

			126,018

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (f)		40,000	3,821

Total Preferred Securities (Cost $126,313)			129,839

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.2%

CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 01/24/2014		$176,800	176,391
0.000% due 03/27/2014		62,300	62,027
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		272,000	271,669
0.000% due 11/01/2013		109,650	109,510
0.000% due 11/08/2013		113,300	113,123

			732,720

COMMERCIAL PAPER 0.4%
Daimler Finance North America LLC
0.870% due 11/05/2013		20,000	19,983
0.950% due 11/05/2013		36,250	36,217
Electricite de France S.A.
0.800% due 01/10/2014		17,400	17,389
0.810% due 01/10/2014		11,915	11,907
Ford Motor Credit Co. LLC
1.021% due 11/22/2013		260,400	260,024
Santander S.A.
1.284% due 10/01/2013		300	300
3.100% due 10/01/2013		787,900	787,900

			1,133,720

REPURCHASE AGREEMENTS (h) 0.3%			685,500

SHORT-TERM NOTES 0.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
0.659% due 01/14/2014	GBP	7,000	11,336
Credit Suisse AG
0.712% due 02/21/2014		8,500	13,768

			25,104

ITALY TREASURY BILLS 2.4%
0.913% due 12/23/2013 - 09/12/2014 (d)	EUR	4,483,600	6,032,882

MEXICO TREASURY BILLS 0.8%
3.929% due 10/03/2013 - 12/11/2013 (d)	MXN	25,987,000	1,982,154

SPAIN TREASURY BILLS 0.9%
1.065% due 03/14/2014 - 09/19/2014 (d)	EUR	1,700,800	2,283,967

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY BILLS 0.1%
0.022% due 10/03/2013 - 03/13/2014 (d)(m)	$148,763	148,754

Total Short-Term Instruments (Cost $12,982,605)		13,024,801

Total Investments in Securities (Cost $246,339,878)		248,140,637

	SHARES
INVESTMENTS IN AFFILIATES 9.8%

SHORT-TERM INSTRUMENTS 9.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio	12,746	127
PIMCO Short-Term Floating NAV Portfolio III	2,451,300,913	24,503,204

Total Short-Term Instruments (Cost $24,495,733)		24,503,331

Total Investments in Affiliates (Cost $24,495,733)		24,503,331

Total Investments 109.1% (Cost $270,835,611)		$272,643,968
Financial Derivative Instruments (j)(l) (0.3%) (Cost or Premiums, net $(349,010))		(779,725)
Other Assets and Liabilities, net (8.8%)		(21,902,659)

Net Assets 100.0%		$249,961,584

20	See Accompanying Notes

September 30, 2013

(Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity, date shown represents next contractual call date.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$59,063	$68,523	0.03%
Hilton Hotels Corp.	3.555%	11/12/2014	02/20/2013	8,566	8,596	0.00%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	97	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,468	9,608	0.00%

				$77,177	$86,824	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.070%	09/30/2013	10/01/2013	$422,800	U.S. Treasury Bonds 3.125% due 11/15/2041	$(225,629)	$422,800	$422,800
					U.S. Treasury Notes 0.375% due 08/31/2015	(205,289)
BOS	0.070%	09/30/2013	10/01/2013	200,800	U.S. Treasury Notes 0.375% due 08/31/2015	(204,944)	200,800	200,800
	0.080%	09/30/2013	10/01/2013	7,700	U.S. Treasury Notes 0.250% due 09/30/2015	(7,856)	7,700	7,700
JPS	0.090%	09/30/2013	10/01/2013	24,200	Freddie Mac 2.255% due 12/05/2022	(24,785)	24,200	24,200
SSB	0.000%	09/30/2013	10/01/2013	30,000	Freddie Mac 2.080% due 10/17/2022	(30,603)	30,000	30,000

Total Repurchase Agreements						$(699,106)	$685,500	$685,500

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	(0.010%)	09/30/2013	10/01/2013	$(503,750)	$(503,750)
BOS	(0.080%)	09/30/2013	10/01/2013	(200,750)	(200,750)
	0.000%	09/30/2013	10/01/2013	(503,750)	(503,750)
BRC	(1.250%)	02/28/2013	02/27/2015	(3,510)	(3,484)
	(1.200%)	05/15/2013	05/15/2015	(1,351)	(1,345)
BSN	(0.150%)	09/25/2013	10/02/2013	(502,500)	(502,487)
	0.020%	09/30/2013	10/01/2013	(352,625)	(352,625)
DEU	(0.120%)	09/24/2013	10/01/2013	(401,500)	(401,491)
	0.000%	09/30/2013	10/01/2013	(503,750)	(503,750)
GRE	0.050%	09/30/2013	10/01/2013	(181,350)	(181,350)
JPS	(1.500%)	09/30/2013	10/01/2013	(24,438)	(24,436)
	(1.000%)	09/24/2013	10/08/2013	(48,500)	(48,491)
	(0.030%)	09/24/2013	10/02/2013	(84,014)	(84,013)

Total Reverse Repurchase Agreements					$(3,311,722)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(0.050%)	09/30/2013	10/01/2013	$(423,325)	$(423,215)
	(0.020%)	09/30/2013	10/01/2013	(503,950)	(504,059)
GSC	0.000%	09/30/2013	10/01/2013	(504,059)	(504,059)
MSC	0.030%	09/30/2013	10/01/2013	(1,008,118)	(1,008,119)

Total Sale-Buyback Transactions					$(2,439,452)

(2)	The average amount of borrowings while outstanding during the period ended September 30, 2013 was $3,935,196 at a weighted average interest rate of (0.145%).

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae	3.000%	10/01/2043	$500	$(473)	$(489)
Fannie Mae	3.500%	01/01/2026	785	(825)	(827)
Fannie Mae	3.500%	04/01/2027	750	(786)	(794)
Fannie Mae	4.500%	09/01/2039	224	(238)	(242)
Fannie Mae	5.000%	10/01/2043	659,066	(707,511)	(714,779)
Ginnie Mae	3.000%	10/01/2043	22,000	(21,131)	(21,683)
Ginnie Mae	6.000%	10/01/2043	900	(987)	(992)

Total Short Sales				$(731,951)	$(739,805)

(3)	Market value includes $7 of interest payable on short sales.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2013:

(i)	Securities with an aggregate market value of $5,750,002 have been pledged as collateral under the terms of the following master agreements as of September 30, 2013.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$422,800	$0	$0	$0	$422,800	$(430,918)	$(8,118)
BOM	0	(503,750)	0	0	(503,750)	503,496	(254)
BOS	208,500	(704,500)	0	0	(496,000)	491,110	(4,890)
BRC	0	(4,829)	0	0	(4,829)	4,732	(97)
BSN	0	(855,112)	0	0	(855,112)	854,660	(452)
DEU	0	(905,241)	0	0	(905,241)	904,766	(475)
GRE	0	(181,350)	0	0	(181,350)	181,259	(91)
JPS	24,200	(156,940)	0	0	(132,740)	132,103	(637)
SSB	30,000	0	0	0	30,000	(30,603)	(603)
Master Securities Forward Transactions Agreement
BCY	0	0	(927,274)	(489)	(927,763)	911,933	(15,830)
BOA	0	0	0	0	0	(6,930)	(6,930)
BPG	0	0	0	0	0	(1,735)	(1,735)
DEU	0	0	0	(587,888)	(587,888)	(50,130)	(638,018)
FOB	0	0	0	(39,980)	(39,980)	(66,790)	(106,770)
GRE	0	0	0	0	0	(43,040)	(43,040)
GSC	0	0	(504,059)	(91,927)	(595,986)	467,466	(128,520)
JPS	0	0	0	(3,943)	(3,943)	(25,798)	(29,740)
MSC	0	0	(1,008,119)	0	(1,008,119)	975,744	(32,375)
SAL	0	0	0	(15,578)	(15,578)	(23,253)	(38,831)
WFS	0	0	0	0	0	(2,820)	(2,820)

Total Borrowings and Other Financing Transactions	$685,500	$(3,311,722)	$(2,439,452)	$(739,805)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2014	7,646	$(49)	$776	$0
3-Month Euribor June Futures	Long	06/2015	8,324	(1,210)	985	(141)
3-Month Euribor March Futures	Long	03/2015	8,967	(525)	1,062	0
3-Month Euribor September Futures	Long	09/2014	6,476	121	548	0
90-Day Eurodollar December Futures	Long	12/2015	136,345	(75,528)	6,909	(13)
90-Day Eurodollar December Futures	Long	12/2016	5,028	7,021	63	0
90-Day Eurodollar June Futures	Long	06/2015	185,102	57,304	11,569	0
90-Day Eurodollar June Futures	Long	06/2016	3,487	878	131	0
90-Day Eurodollar June Futures	Long	06/2017	4,990	6,794	62	0
90-Day Eurodollar March Futures	Long	03/2015	20,000	1,966	1,000	0
90-Day Eurodollar March Futures	Long	03/2016	31,353	(11,835)	1,568	0
90-Day Eurodollar March Futures	Long	03/2017	9,342	6,455	117	0
90-Day Eurodollar September Futures	Long	09/2014	47,150	9,338	589	(241)
90-Day Eurodollar September Futures	Long	09/2015	125,338	14,337	7,686	(24)
90-Day Eurodollar September Futures	Long	09/2016	21,931	25,381	274	0
U.S. Treasury 2-Year Note December Futures	Short	12/2013	25,600	(18,896)	0	(1,600)
U.S. Treasury 5-Year Note December Futures	Long	12/2013	95,647	183,435	6,726	0
U.S. Treasury 10-Year Note December Futures	Long	12/2013	114,446	224,344	5,932	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	3,013	(721)	152	(61)

Total Futures Contracts				$428,610	$46,149	$(2,084)

22	See Accompanying Notes

September 30, 2013

(Unaudited)

SWAP AGREEMENTS:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018		$245,000	$11,304	$174	$1	$(102)
CDX.IG-20 5-Year Index	1.000%	06/20/2018		14,900	185	8	0	(7)
CDX.IG-21 5-Year Index	1.000%	12/20/2018		4,003,200	36,855	(3,339)	96	(1,915)
iTraxx Europe 20 Index	1.000%	12/20/2018	EUR	1,284,800	(3,229)	(3,186)	62	(3,193)

					$45,115	$(6,343)	$159	$(5,217)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$4,473,200	$(49,697)	$(44,425)	$1,432	$0
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		35,754,000	207,286	(29,415)	8,117	0
Pay	3-Month USD-LIBOR	3.000%	09/21/2017		5,828,600	38,045	28,445	683	0
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		4,122,700	(518,693)	643,877	91	0
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		8,919,600	1,505,017	949,969	1,989	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,736,000	218,564	(128,827)	656	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	364,810,000	(52,244)	(80,953)	0	(3,824)

						$1,348,278	$1,338,671	$12,968	$(3,824)

Total Swap Agreements						$1,393,393	$1,332,328	$13,127	$(9,041)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2013:

(k)	Securities with an aggregate market value of $1,369,162 and cash of $806,671 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2013. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$46,149	$13,127	$59,276	$0	$(2,084)	$(9,041)	$(11,125)

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2013	BRL	1,175,911		$485,673	$0	$(44,901)
	10/2013	MXN	3,736,394		292,743	7,408	0
	10/2013	$	527,314	BRL	1,175,911	3,260	0
	11/2013	EUR	225,500		$283,882	0	(21,208)
	12/2013		2,601,218		3,472,633	577	(47,701)
	02/2014		500,000		663,378	0	(13,334)
	03/2014		636,100		843,502	0	(17,450)
	06/2014		695,800		929,365	0	(12,683)
BPS	10/2013	GBP	816,360		1,266,712	0	(54,894)
	10/2013	MXN	1,486,604		117,276	3,780	0
	01/2014	EUR	21,800		27,520	0	(1,982)
	03/2014		14,605		19,248	0	(519)
	04/2014	DKK	97,375		17,653	0	(41)
	04/2014	EUR	90,600		114,463	0	(8,170)

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	05/2014		51,900		65,627	$0	$(4,640)
	06/2014		129,600		163,883	0	(11,583)
	07/2014		85,700		108,411	0	(7,633)
	08/2014		61,300		77,581	0	(5,434)
BRC	10/2013	BRL	1,674,636		701,095	0	(54,505)
	10/2013	JPY	3,738,400		38,974	938	0
	10/2013	$	752,471	BRL	1,674,636	3,129	0
	10/2013		254,114	GBP	158,324	2,196	0
	10/2013		7,002	JPY	691,400	33	0
	11/2013	BRL	748,948	$	334,980	0	(315)
	11/2013	EUR	324,100		408,172	0	(30,320)
	11/2013	GBP	257,702		412,716	0	(4,370)
	11/2013	$	10,282	GBP	6,420	109	0
	12/2013	EUR	278,727	$	377,468	317	0
	12/2013	$	25,025	EUR	18,854	487	0
	12/2013		8,819	MXN	115,000	0	(87)
	02/2014	EUR	597,620	$	790,503	0	(18,330)
CBK	10/2013	JPY	4,942,044		49,961	0	(321)
	10/2013	$	2,398	GBP	1,502	33	0
	11/2013		4,129	CHF	3,748	17	0
	12/2013	CAD	1,672,065	$	1,630,102	10,144	0
	12/2013	EUR	170,227		227,348	0	(2,989)
	12/2013	MXN	396,264		29,958	0	(144)
	12/2013	$	178,065	CAD	184,038	238	0
	12/2013		1,443,620	EUR	1,087,791	28,290	0
	04/2014	EUR	70,800	$	89,728	0	(6,104)
	05/2014		200,000		253,695	0	(17,083)
DUB	10/2013	AUD	15,343		13,671	0	(643)
	10/2013	BRL	1,386,940		621,946	0	(3,845)
	10/2013	HKD	25,473		3,285	1	0
	10/2013	MXN	1,251,268		98,386	2,887	0
	10/2013	$	624,889	BRL	1,386,940	902	0
	10/2013		241,413	DKK	1,329,340	0	(289)
	12/2013	CAD	1,332,420	$	1,297,599	6,701	0
	01/2014	BRL	1,386,940		612,579	0	(400)
	02/2014	EUR	96,800		127,666	0	(3,346)
	04/2014	DKK	1,327,167		241,413	262	0
FBF	10/2013	BRL	2,217,064		942,515	0	(57,830)
	10/2013	GBP	836,581		1,297,082	0	(57,259)
	10/2013	$	1,003,196	BRL	2,217,064	0	(2,852)
	10/2013		2,258,275	GBP	1,409,141	22,985	0
	10/2013		5,164	JPY	508,600	10	0
	11/2013	EUR	17,711	$	22,887	0	(1,076)
	11/2013	GBP	1,405,723		2,252,386	0	(22,750)
	12/2013	EUR	1,045,926		1,411,334	0	(3,928)
	12/2013	MXN	77,247		5,851	0	(14)
	01/2014	BRL	2,217,064		983,395	3,530	0
	02/2014	EUR	106,400		142,091	0	(1,913)
	06/2014		106,300		134,788	0	(9,132)
GLM	10/2013	JPY	4,545,000		45,698	0	(545)
	10/2013	$	12,152	GBP	7,624	190	0
	11/2013	CHF	100,544	$	107,776	0	(3,440)
	12/2013	EUR	631,605		854,672	36	0
	12/2013	MXN	2,474,068		182,608	0	(5,328)
	12/2013	$	112,720	CAD	116,194	0	(147)
	12/2013		20,991	EUR	15,705	260	0
	02/2014	EUR	218,324	$	292,263	0	(3,222)
HUS	10/2013	BRL	93,842		40,710	0	(1,632)
	10/2013	MXN	5,740,153		446,439	8,170	0
	10/2013	NZD	26,391		20,430	0	(1,489)
	10/2013	$	42,082	BRL	93,842	260	0
	10/2013		159,428	EUR	118,100	344	0
	10/2013		11,761	GBP	7,443	288	0
	11/2013	GBP	74,985	$	120,481	0	(881)
	11/2013	NZD	26,265		21,695	0	(70)
	11/2013	$	72,112	BRL	162,103	459	0
	12/2013	EUR	581,925	$	785,954	0	(1,460)
	12/2013	$	79,668	CAD	81,689	0	(524)
	12/2013		44,642	EUR	33,388	538	(3)
	04/2014	CNY	75,000	$	11,818	0	(336)
	04/2014	EUR	118,100		159,508	0	(348)
	06/2014		122,500		163,675	0	(2,178)
JPM	10/2013	BRL	2,968,935		1,222,941	0	(116,649)
	10/2013	HKD	73,604		9,492	2	0
	10/2013	MXN	4,997,476		393,262	11,722	0
	10/2013	$	1,341,347	BRL	2,968,935	3,375	(5,131)
	11/2013	BRL	1,751,223	$	789,533	5,532	0
	11/2013	MXN	246,935		19,474	676	0
	11/2013	$	5,946	GBP	3,710	59	0
	12/2013	EUR	1,550,057	$	2,094,890	482	(3,003)
	12/2013	MXN	396,354		30,114	6	0
	04/2014	$	10,899	CNY	66,994	0	(41)
MSC	10/2013	BRL	4,724,252	$	2,065,294	0	(66,300)
	10/2013	$	2,056,677	BRL	4,596,154	17,297	(178)
	10/2013		19,380	GBP	12,187	349	0
	11/2013	BRL	1,699,585	$	744,292	0	(16,592)

24	See Accompanying Notes

September 30, 2013

(unaudited)

						Unrealized Appreciation(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	11/2013	$	51,804	BRL	116,056	$153	$0
	12/2013		118,742	EUR	88,933	1,595	0
	01/2014	BRL	2,898,446	$	1,282,498	1,486	0
	01/2014	$	55,557	BRL	128,098	1,058	0
RBC	10/2013	MXN	2,342,971	$	186,027	7,086	0
	12/2013	CAD	1,952,979		1,889,922	0	(2,197)
RYL	12/2013	EUR	713,700		947,177	0	(18,558)
	02/2014		71,400		94,726	0	(1,909)
	03/2014		181,220		242,252	0	(3,027)
	04/2014	$	35,423	CNY	217,371	0	(195)
SCX	10/2013	HKD	374,898	$	48,348	9	0
	10/2013	$	61,122	HKD	473,975	0	(9)
	01/2014	HKD	473,975	$	61,132	7	0
UAG	10/2013	BRL	1,444,022		587,550	0	(63,996)
	10/2013	GBP	9,011		14,256	0	(332)
	10/2013	MXN	2,500,000		190,985	9	0
	10/2013	$	647,543	BRL	1,444,022	4,003	0
	10/2013		106,029	GBP	65,731	382	0
	11/2013	GBP	65,731	$	106,003	0	(381)
	12/2013	$	10,888	EUR	8,178	178	0
	04/2014	CNY	209,365	$	33,002	0	(928)
WST	10/2013	$	14,429	AUD	15,343	0	(115)

Total Forward Foreign Currency Contracts						$164,245	$(873,162)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,496,400	$(2,796)	$(1,579)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,496,400	(3,327)	(1,826)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		$1,000,000	(23,000)	(15,461)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	364,900	(705)	(385)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		364,900	(799)	(445)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		$1,000,000	(23,050)	(15,461)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	(13,437)	(773)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	(619)	0
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		$246,500	(2,416)	(152)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		1,933,300	(8,410)	(925)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		3,000,000	(33,950)	(14,340)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450%	12/03/2013		2,000,000	(3,400)	(5,318)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	12/03/2013		2,000,000	(10,400)	(3,767)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	(59,890)	(2,254)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	375,800	(775)	(397)
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		375,800	(775)	(459)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		$3,356,000	(10,870)	(1,606)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		5,758,000	(15,855)	(38,903)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	01/27/2014		8,543,200	(14,075)	(21,261)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	01/27/2014		8,543,200	(57,096)	(48,441)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	(200)	(62)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/18/2013		2,971,400	(10,365)	(1,422)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	11/27/2013		5,125,900	(45,381)	(24,897)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	(11,500)	(7,730)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	(11,650)	(619)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	(11,500)	(7,731)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/27/2014		1,006,200	(6,281)	(4,704)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	01/27/2014		1,006,200	(8,084)	(4,737)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	(20,516)	(1,085)

								$(411,122)	$(226,740)

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-20 5-Year Index		Buy	0.650%	12/18/2013		$1,220,400	$(1,050)	$(866)
	Put - OTC CDX.IG-20 5-Year Index		Sell	1.000%	12/18/2013		1,220,400	(2,827)	(1,124)
	Put - OTC CDX.IG-20 5-Year Index		Sell	1.100%	12/18/2013		500,000	(1,088)	(285)
BPS	Call - OTC CDX.IG-20 5-Year Index		Buy	0.600%	12/18/2013		944,000	(472)	(255)
	Put - OTC CDX.IG-20 5-Year Index		Sell	0.900%	12/18/2013		944,000	(1,062)	(1,359)
BRC	Call - OTC CDX.IG-20 5-Year Index		Buy	0.600%	12/18/2013		786,800	(393)	(212)
	Call - OTC CDX.IG-20 5-Year Index		Buy	0.650%	12/18/2013		403,500	(303)	(286)
	Put - OTC CDX.IG-20 5-Year Index		Sell	0.900%	12/18/2013		1,190,300	(1,600)	(1,714)
DUB	Call - OTC CDX.IG-20 5-Year Index		Buy	0.650%	12/18/2013		403,500	(323)	(286)
	Put - OTC CDX.IG-20 5-Year Index		Sell	0.900%	12/18/2013		403,500	(686)	(581)
FBF	Call - OTC CDX.IG-20 5-Year Index		Buy	0.650%	12/18/2013		500,000	(300)	(355)
	Put - OTC CDX.IG-20 5-Year Index		Sell	1.000%	12/18/2013		500,000	(950)	(460)
MYC	Call - OTC CDX.IG-20 5-Year Index		Buy	0.650%	12/18/2013		500,000	(300)	(355)
	Put - OTC CDX.IG-20 5-Year Index		Sell	1.000%	12/18/2013		500,000	(1,025)	(460)
	Put - OTC CDX.IG-20 5-Year Index		Sell	1.100%	12/18/2013		322,700	(637)	(184)

								$(13,016)	$(8,782)

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	95.000	10/09/2013	$341,000	$(1,156)	$(152)
	Put - OTC USD versus JPY		96.000	10/09/2013	1,500,000	(16,851)	(1,744)
BPS	Put - OTC USD versus JPY		96.000	10/09/2013	1,250,000	(9,424)	(1,454)
	Put - OTC USD versus JPY		96.000	10/21/2013	836,300	(3,462)	(2,595)
	Put - OTC USD versus JPY		97.000	10/21/2013	500,000	(2,650)	(2,779)
UAG	Put - OTC USD versus JPY		97.000	10/09/2013	500,000	(1,994)	(1,409)

						$(35,537)	$(10,133)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(2,182)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(5,072)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(575)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(721)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(639)

						$(67,873)	$(9,189)

Total Written Options						$(527,548)	$(254,844)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2013

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at 03/31/2013	10,750	$78,524,000	EUR	7,868,400	$(496,169)
Sales	45,626	111,362,100		0	(490,191)
Closing Buys	(5,375)	(26,938,000)		0	84,156
Expirations	(22,813)	(52,221,800)		(3,313,200)	256,571
Exercised	(28,188)	(25,329,000)		0	118,085

Balance at 09/30/2013	0	$85,397,300	EUR	4,555,200	$(527,548)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Hanson Building Materials, Inc.	(1.000%)	09/20/2016	0.564%	$53,000	$1,683	$(2,383)	$0	$(700)
BRC	FBG Finance Ltd.	(2.140%)	12/20/2014	0.120%	6,000	0	(153)	0	(153)
	Hanson Ltd.	(1.000%)	09/20/2016	0.564%	20,000	3,056	(3,320)	0	(264)
	Tate & Lyle International Finance PLC	(1.250%)	12/20/2014	0.269%	12,000	0	(150)	0	(150)
	UST LLC	(0.700%)	03/20/2018	0.180%	24,000	0	(556)	0	(556)
CBK	CRH America, Inc.	(2.590%)	09/20/2018	1.619%	10,000	0	(461)	0	(461)
	UST LLC	(1.000%)	03/20/2018	0.179%	2,500	(133)	42	0	(91)
DUB	Universal Corp.	(1.000%)	12/20/2014	0.098%	33,000	580	(957)	0	(377)
	UST LLC	(1.000%)	03/20/2018	0.179%	1,500	(74)	19	0	(55)
JPM	Intesa Sanpaolo SpA	(3.000%)	09/20/2015	1.663%	6,000	192	(353)	0	(161)
MYC	Pactiv LLC	(5.000%)	06/20/2017	3.096%	9,800	(677)	6	0	(671)

						$4,627	$(8,266)	$0	$(3,639)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%	$162,200	$(2,827)	$4,755	$1,928	$0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.309%	20,000	(298)	612	314	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%	34,600	(407)	428	21	0
	Brazil Government International Bond	1.950%	04/20/2016	1.149%	300	0	9	9	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%	24,600	(71)	(52)	0	(123)
	Brazil Government International Bond	1.000%	03/20/2017	1.381%	13,700	(146)	(26)	0	(172)
	China Government International Bond	0.780%	12/20/2014	0.169%	50,000	0	388	388	0

26	See Accompanying Notes

September 30, 2013

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	China Government International Bond	1.000%	06/20/2015	0.268%		$126,600	$1,811	$(168)	$1,643	$0
	China Government International Bond	1.000%	09/20/2015	0.299%		50,000	402	308	710	0
	China Government International Bond	1.000%	12/20/2015	0.322%		25,000	362	23	385	0
	General Electric Capital Corp.	5.000%	06/20/2014	0.188%		70,500	2,605	(27)	2,578	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.298%		25,000	(1,123)	1,346	223	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.417%		32,900	(1,099)	1,536	437	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.463%		65,000	(784)	1,666	882	0
	HSBC Bank PLC	1.000%	09/20/2015	0.344%	EUR	25,000	449	1	450	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		$15,000	(435)	361	0	(74)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		50,000	(660)	304	0	(356)
	Japan Government International Bond	1.000%	06/20/2015	0.224%		46,700	443	199	642	0
	Japan Government International Bond	1.000%	09/20/2015	0.247%		125,000	2,043	(137)	1,906	0
	Japan Government International Bond	1.000%	12/20/2015	0.264%		40,300	727	(54)	673	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%		9,100	(125)	218	93	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		50,000	(1,280)	1,921	641	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		39,000	(146)	451	305	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		25,000	(358)	394	36	0
	Prudential Financial, Inc.	5.000%	09/20/2014	0.189%		10,000	(179)	667	488	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.384%		25,000	305	8	313	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.499%		10,000	(114)	241	127	0
	Russia Government International Bond	1.000%	09/20/2015	1.013%		50,000	(101)	103	2	0
BPS	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		25,000	(468)	765	297	0
	China Government International Bond	1.000%	06/20/2015	0.268%		25,000	384	(59)	325	0
	China Government International Bond	1.000%	09/20/2015	0.299%		15,000	94	119	213	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		15,000	(141)	343	202	0
	General Electric Capital Corp.	4.700%	12/20/2013	0.192%		7,300	0	84	84	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.298%		34,400	(1,730)	2,038	308	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		35,000	(951)	778	0	(173)
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		10,000	(149)	42	0	(107)
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		19,500	(280)	307	27	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.332%	EUR	45,000	(219)	150	0	(69)
	U.S. Treasury Notes	0.250%	09/20/2016	0.326%		25,000	(495)	421	0	(74)
	United Kingdom Gilt	1.000%	03/20/2015	0.076%		$70,000	463	517	980	0
BRC	Berkshire Hathaway Finance Corp.	1.000%	12/20/2013	0.091%		19,700	111	(65)	46	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		65,000	(1,169)	1,942	773	0
	Brazil Government International Bond	1.000%	03/20/2015	0.857%		75,000	(1,413)	1,594	181	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		127,100	(1,967)	2,158	191	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		240,700	(2,853)	2,998	145	0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		105,000	(514)	484	0	(30)
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		54,390	(474)	330	0	(144)
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		21,200	(51)	(55)	0	(106)
	Brazil Government International Bond	1.000%	09/20/2016	1.261%		25,000	(719)	536	0	(183)
	Brazil Government International Bond	1.000%	12/20/2016	1.314%		25,000	(871)	630	0	(241)
	China Development Bank Corp.	1.000%	06/20/2016	0.560%		20,000	(97)	342	245	0
	China Government International Bond	1.000%	03/20/2015	0.226%		50,000	520	68	588	0
	China Government International Bond	1.000%	06/20/2015	0.268%		50,000	817	(168)	649	0
	China Government International Bond	1.000%	09/20/2015	0.299%		25,000	308	47	355	0
	China Government International Bond	1.000%	12/20/2015	0.322%		75,000	1,074	82	1,156	0
	China Government International Bond	1.000%	09/20/2016	0.456%		50,000	630	192	822	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		30,000	(266)	668	402	0
	General Electric Capital Corp.	4.050%	12/20/2013	0.192%		25,000	0	248	248	0
	General Electric Capital Corp.	4.800%	12/20/2013	0.192%		30,000	0	355	355	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.298%		50,000	(2,557)	3,004	447	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		45,000	(1,437)	1,215	0	(222)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		60,000	(891)	465	0	(426)
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		10,000	(149)	42	0	(107)
	MetLife, Inc.	1.000%	09/20/2015	0.368%		25,000	304	16	320	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		42,400	(916)	1,211	295	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		61,000	(635)	1,112	477	0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		50,000	(124)	534	410	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		1,400	(12)	22	10	0
	Mexico Government International Bond	1.000%	12/20/2016	0.813%		23,500	(830)	977	147	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		5,000	(112)	119	7	0
	Morgan Stanley	1.000%	09/20/2014	0.480%		100	(3)	3	0	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.332%	EUR	104,000	(1,467)	1,308	0	(159)
CBK	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		$25,000	(434)	732	298	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		21,000	(330)	342	12	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		113,700	(915)	614	0	(301)
	Brazil Government International Bond	1.000%	12/20/2016	1.314%		25,000	(871)	630	0	(241)
	China Government International Bond	1.000%	06/20/2015	0.268%		24,900	388	(65)	323	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		10,000	(97)	231	134	0
	Export-Import Bank of China	1.000%	06/20/2017	0.725%		10,000	(396)	500	104	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470%	03/20/2018	0.374%		10,000	0	43	43	0
	General Electric Capital Corp.	4.000%	12/20/2013	0.192%		17,300	0	169	169	0
	General Electric Capital Corp.	4.325%	12/20/2013	0.192%		57,300	0	608	608	0
	General Electric Capital Corp.	4.800%	12/20/2013	0.192%		50,000	0	591	591	0
	General Electric Capital Corp.	4.875%	12/20/2013	0.192%		46,900	0	564	564	0
	General Electric Capital Corp.	3.800%	03/20/2014	0.193%		30,000	0	548	548	0
	General Electric Capital Corp.	3.820%	03/20/2014	0.193%		50,000	0	918	918	0
	General Electric Capital Corp.	3.850%	03/20/2014	0.193%		25,900	0	480	480	0
	General Electric Capital Corp.	3.950%	03/20/2014	0.193%		15,000	0	285	285	0
	General Electric Capital Corp.	4.000%	03/20/2014	0.193%		50,000	0	964	964	0
	General Electric Capital Corp.	5.000%	09/20/2014	0.257%		50,000	1,187	1,217	2,404	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.298%		25,000	(1,123)	1,346	223	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		25,000	(876)	1,182	306	0

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	General Electric Capital Corp.	1.000%	03/20/2016	0.463%		$25,000	$(190)	$529	$339	$0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		12,100	(274)	214	0	(60)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		15,000	(218)	111	0	(107)
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%		5,000	(95)	23	0	(72)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.223%		20,700	189	(65)	124	0
	JPMorgan Chase & Co.	1.000%	09/20/2014	0.305%		31,000	312	(91)	221	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%		10,800	(272)	383	111	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		91,800	(808)	1,525	717	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		232,600	(2,150)	3,948	1,798	0
	Mexico Government International Bond	1.000%	06/20/2016	0.744%		50,000	(48)	410	362	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		25,000	(707)	876	169	0
	Mexico Government International Bond	1.000%	12/20/2016	0.813%		25,000	(871)	1,028	157	0
	Prudential Financial, Inc.	5.000%	09/20/2014	0.189%		5,000	(90)	333	243	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		50,000	155	12	167	0
	Sberbank of Russia	1.000%	09/20/2014	0.984%		50,000	(129)	152	23	0
	United Kingdom Gilt	1.000%	06/20/2015	0.091%		47,400	362	400	762	0
DUB	Bank of America Corp.	1.000%	09/20/2014	0.317%		14,700	113	(10)	103	0
	Barclays Bank PLC	1.000%	03/20/2014	0.218%	EUR	6,400	44	(9)	35	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2014	0.163%		$25,000	(495)	760	265	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		65,000	(932)	1,705	773	0
	BP Capital Markets America, Inc.	1.000%	12/20/2013	0.154%		900	8	(6)	2	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		61,800	(873)	967	94	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		110,000	(1,220)	1,286	66	0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		75,000	(494)	473	0	(21)
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		100,000	(168)	(332)	0	(500)
	Brazil Government International Bond	1.000%	12/20/2016	1.314%		22,900	(809)	588	0	(221)
	China Government International Bond	1.000%	03/20/2015	0.226%		30,000	312	41	353	0
	China Government International Bond	1.000%	12/20/2015	0.322%		25,000	349	36	385	0
	CIT Group, Inc.	5.000%	09/20/2015	1.268%		50,000	3,894	(180)	3,714	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		10,000	(48)	182	134	0
	General Electric Capital Corp.	4.300%	12/20/2013	0.192%		24,700	0	261	261	0
	General Electric Capital Corp.	4.800%	12/20/2013	0.192%		20,000	0	236	236	0
	General Electric Capital Corp.	4.900%	12/20/2013	0.192%		34,100	0	412	412	0
	General Electric Capital Corp.	4.000%	03/20/2014	0.193%		10,000	0	193	193	0
	General Electric Capital Corp.	4.050%	03/20/2014	0.193%		25,000	0	488	488	0
	General Electric Capital Corp.	5.000%	06/20/2014	0.188%		29,800	1,011	79	1,090	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		110,000	(4,219)	5,562	1,343	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.417%		50,000	(1,411)	2,076	665	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.463%		2,600	(210)	245	35	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		25,000	(619)	496	0	(123)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		15,000	(211)	104	0	(107)
	Japan Government International Bond	1.000%	12/20/2015	0.264%		41,700	786	(89)	697	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		9,400	(118)	191	73	0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		50,000	(456)	866	410	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		143,200	(1,131)	2,238	1,107	0
	Mexico Government International Bond	1.000%	12/20/2016	0.813%		25,000	(871)	1,028	157	0
	Mexico Government International Bond	1.000%	03/20/2017	0.873%		15,000	(165)	235	70	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		46,700	(762)	828	66	0
	U.S. Treasury Notes	0.250%	03/20/2015	0.332%	EUR	25,000	(344)	305	0	(39)
	U.S. Treasury Notes	0.250%	06/20/2015	0.329%		50,000	(526)	439	0	(87)
	U.S. Treasury Notes	0.250%	09/20/2015	0.328%		50,000	(689)	590	0	(99)
	U.S. Treasury Notes	0.250%	06/20/2016	0.326%		50,000	(951)	816	0	(135)
	U.S. Treasury Notes	0.250%	09/20/2016	0.326%		50,000	(931)	784	0	(147)
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.985%		$70,000	(777)	819	42	0
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.441%		590	(23)	35	12	0
	China Government International Bond	1.000%	03/20/2015	0.226%		85,000	410	588	998	0
	China Government International Bond	1.000%	06/20/2015	0.268%		25,000	136	189	325	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		5,000	(43)	111	68	0
	Export-Import Bank of China	1.000%	12/20/2016	0.595%		10,000	(970)	1,103	133	0
	Export-Import Bank of China	1.000%	06/20/2017	0.725%		11,300	(437)	555	118	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2014	0.450%		11,200	(181)	245	64	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		10,000	(218)	168	0	(50)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		20,000	(318)	176	0	(142)
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		21,900	(496)	260	0	(236)
	JPMorgan Chase & Co.	1.000%	06/20/2014	0.223%		31,600	276	(87)	189	0
	MetLife, Inc.	1.000%	12/20/2014	0.195%		13,900	(271)	413	142	0
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		25,000	(217)	413	196	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.384%		10,000	122	3	125	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.326%	EUR	173,500	(2,143)	1,718	0	(425)
	United Kingdom Gilt	1.000%	06/20/2015	0.091%		$50,000	538	265	803	0
GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		111,400	(1,718)	3,042	1,324	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.257%		30,000	(962)	1,357	395	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.309%		60,000	(1,275)	2,218	943	0
	Brazil Government International Bond	1.000%	03/20/2015	0.857%		100,000	(1,931)	2,172	241	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		30,800	(414)	460	46	0
	Brazil Government International Bond	1.000%	09/20/2016	1.261%		47,500	(289)	(59)	0	(348)
	Canada Government Bond	1.000%	03/20/2015	0.310%		10,000	243	(138)	105	0
	China Government International Bond	1.000%	09/20/2015	0.299%		25,000	182	173	355	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		20,000	(184)	452	268	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		10,000	(333)	283	0	(50)
	Japan Government International Bond	1.000%	06/20/2015	0.224%		41,900	49	527	576	0
	Japan Government International Bond	1.000%	09/20/2015	0.247%		50,000	806	(43)	763	0
	Japan Government International Bond	1.000%	12/20/2015	0.264%		30,200	568	(63)	505	0
	MetLife, Inc.	1.000%	03/20/2015	0.271%		25,000	(1,561)	1,838	277	0
	MetLife, Inc.	1.000%	12/20/2015	0.400%		27,000	(1,638)	2,007	369	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		54,400	(485)	853	368	0

28	See Accompanying Notes

September 30, 2013

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		$3,300	$(108)	$118	$10	$0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		10,000	(143)	157	14	0
	Prudential Financial, Inc.	1.000%	03/20/2016	0.499%		20,000	(382)	635	253	0
	Russia Government International Bond	1.000%	09/20/2014	0.690%		25,000	65	19	84	0
	United Kingdom Gilt	1.000%	03/20/2015	0.076%		37,200	133	387	520	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.930%		248,900	(3,152)	3,527	375	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		130,500	(1,332)	1,410	78	0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		100,000	(756)	727	0	(29)
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		61,200	(502)	341	0	(161)
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		10,000	(53)	187	134	0
	Export-Import Bank of China	1.000%	06/20/2017	0.725%		2,800	(108)	137	29	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		25,000	(792)	668	0	(124)
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		25,000	(566)	296	0	(270)
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		2,000	(39)	3	0	(36)
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		22,300	(471)	627	156	0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		50,000	(479)	890	411	0
	Mexico Government International Bond	1.000%	03/20/2016	0.699%		10,000	(44)	121	77	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		24,100	133	29	162	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		11,700	(264)	299	35	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		48,500	(808)	876	68	0
	Petrobras International Finance Co.	1.000%	09/20/2014	1.250%		25,000	(70)	16	0	(54)
	U.S. Treasury Notes	0.250%	03/20/2016	0.326%	EUR	100,000	(1,239)	995	0	(244)
	U.S. Treasury Notes	0.250%	09/20/2016	0.326%		50,000	(1,084)	936	0	(148)
	U.S. Treasury Notes	0.250%	12/20/2018	0.355%		50,000	(172)	(184)	0	(356)
JPM	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.257%		$20,000	(816)	1,079	263	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.309%		15,000	(463)	699	236	0
	Brazil Government International Bond	1.000%	03/20/2015	0.857%		25,000	(506)	566	60	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		40,000	(420)	480	60	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		107,000	(1,219)	1,283	64	0
	Brazil Government International Bond	1.000%	06/20/2016	1.197%		50,000	(84)	(166)	0	(250)
	Brazil Government International Bond	1.000%	09/20/2016	1.261%		99,000	(1,137)	411	0	(726)
	Brazil Government International Bond	1.000%	03/20/2017	1.381%		22,300	(217)	(64)	0	(281)
	China Development Bank Corp.	1.000%	06/20/2016	0.560%		15,000	(131)	314	183	0
	China Government International Bond	1.000%	03/20/2015	0.226%		35,000	157	255	412	0
	China Government International Bond	1.000%	06/20/2015	0.268%		60,000	494	285	779	0
	China Government International Bond	1.000%	09/20/2015	0.299%		10,000	62	80	142	0
	China Government International Bond	1.000%	12/20/2015	0.322%		25,000	349	36	385	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		25,000	(193)	529	336	0
	General Electric Capital Corp.	1.000%	03/20/2014	0.188%		10,000	(263)	304	41	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.298%		75,000	(3,867)	4,538	671	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		15,000	(526)	709	183	0
	General Electric Capital Corp.	0.280%	03/20/2016	0.473%		10,000	0	(47)	0	(47)
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		35,000	(814)	641	0	(173)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		8,700	(138)	77	0	(61)
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		10,000	(178)	70	0	(108)
	Indonesia Government International Bond	1.000%	06/20/2016	1.554%		2,500	(46)	10	0	(36)
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		5,000	(79)	(11)	0	(90)
	Japan Government International Bond	1.000%	09/20/2015	0.247%		75,000	1,220	(77)	1,143	0
	MetLife, Inc.	1.000%	09/20/2015	0.368%		25,000	(1,694)	2,015	321	0
	MetLife, Inc.	1.000%	12/20/2015	0.400%		23,000	(1,415)	1,730	315	0
	Mexico Government International Bond	0.920%	03/20/2016	0.700%		6,950	0	40	40	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		52,700	234	122	356	0
	Mexico Government International Bond	1.000%	12/20/2016	0.813%		25,000	(889)	1,046	157	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		400	(13)	14	1	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		25,000	(332)	367	35	0
MYC	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		77,000	(1,445)	2,360	915	0
	Brazil Government International Bond	1.770%	09/20/2014	0.673%		15,000	0	169	169	0
	Brazil Government International Bond	1.000%	06/20/2015	0.930%		31,500	(305)	352	47	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		25,000	(157)	172	15	0
	Brazil Government International Bond	1.000%	12/20/2015	1.027%		100,000	(806)	777	0	(29)
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		75,000	(608)	409	0	(199)
	Brazil Government International Bond	1.000%	12/20/2016	1.314%		25,000	(883)	642	0	(241)
	China Development Bank Corp.	1.000%	06/20/2016	0.560%		50,000	(326)	938	612	0
	China Government International Bond	1.000%	03/20/2015	0.226%		100,000	463	713	1,176	0
	China Government International Bond	1.000%	12/20/2015	0.322%		50,000	712	59	771	0
	Export-Import Bank of China	1.000%	06/20/2016	0.517%		40,000	(232)	768	536	0
	General Electric Capital Corp.	1.000%	06/20/2014	0.188%		20,000	183	(59)	124	0
	General Electric Capital Corp.	1.000%	09/20/2014	0.257%		75,000	534	35	569	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.298%		50,000	(2,368)	2,815	447	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.398%		85,000	(3,104)	4,142	1,038	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		25,000	(623)	499	0	(124)
	Indonesia Government International Bond	1.000%	12/20/2015	1.338%		30,000	(449)	236	0	(213)
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		20,000	(342)	126	0	(216)
	Japan Government International Bond	1.000%	06/20/2015	0.224%		25,000	82	262	344	0
	Japan Government International Bond	1.000%	12/20/2015	0.264%		5,000	90	(7)	83	0
	Mexico Government International Bond	1.000%	12/20/2015	0.644%		25,000	(356)	562	206	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		63,900	(506)	937	431	0
	Mexico Government International Bond	1.000%	03/20/2017	0.873%		5,000	(55)	78	23	0
	Mexico Government International Bond	1.000%	06/20/2017	0.926%		10,600	(356)	388	32	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		25,000	(332)	367	35	0
	United Kingdom Gilt	0.250%	03/20/2015	0.076%		30,000	(339)	419	80	0
	United Kingdom Gilt	1.000%	03/20/2015	0.076%		200,000	1,757	1,042	2,799	0
RYL	Brazil Government International Bond	1.000%	03/20/2015	0.857%		50,000	(989)	1,109	120	0
	China Government International Bond	1.000%	03/20/2015	0.226%		20,000	198	37	235	0
	China Government International Bond	1.000%	06/20/2015	0.268%		104,600	1,382	(24)	1,358	0
	China Government International Bond	1.000%	12/20/2015	0.322%		25,000	362	23	385	0

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	China Government International Bond	1.000%	09/20/2016	0.456%		1,300	(16)	37	21	0
	Indonesia Government International Bond	1.000%	09/20/2015	1.268%		65,000	(1,465)	1,144	0	(321)
	Indonesia Government International Bond	1.000%	03/20/2016	1.456%		46,900	(1,041)	535	0	(506)
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		13,700	(216)	(31)	0	(247)
	Japan Government International Bond	1.000%	06/20/2015	0.224%		2,100	20	9	29	0
	Japan Government International Bond	1.000%	12/20/2015	0.264%		50,000	930	(94)	836	0
	Mexico Government International Bond	1.000%	03/20/2015	0.549%		25,000	(529)	703	174	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		5,000	(139)	173	34	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.326%	EUR	62,000	(752)	601	0	(151)
	U.S. Treasury Notes	0.250%	06/20/2016	0.326%		25,000	(429)	361	0	(68)
SOG	U.S. Treasury Notes	0.250%	06/20/2015	0.329%		25,000	(221)	177	0	(44)
	U.S. Treasury Notes	0.250%	09/20/2015	0.328%		50,000	(689)	590	0	(99)
	U.S. Treasury Notes	0.250%	09/20/2016	0.326%		50,000	(1,095)	948	0	(147)
	United Kingdom Gilt	1.000%	03/20/2015	0.076%		$72,700	160	857	1,017	0
	United Kingdom Gilt	1.000%	06/20/2015	0.091%		19,200	202	106	308	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.217%		3,300	(60)	99	39	0
	Brazil Government International Bond	1.000%	09/20/2015	0.985%		27,600	(261)	278	17	0
	Brazil Government International Bond	1.000%	03/20/2016	1.120%		35,000	(336)	244	0	(92)
	China Government International Bond	1.000%	03/20/2015	0.226%		25,000	119	175	294	0
	China Government International Bond	1.000%	06/20/2015	0.268%		25,000	397	(72)	325	0
	China Government International Bond	1.000%	09/20/2015	0.299%		25,000	219	136	355	0
	General Electric Capital Corp.	1.000%	12/20/2014	0.298%		65,000	(3,362)	3,944	582	0
	Indonesia Government International Bond	1.000%	09/20/2016	1.634%		13,600	(215)	(31)	0	(246)
	Mexico Government International Bond	1.000%	09/20/2015	0.620%		19,100	(270)	419	149	0
	Mexico Government International Bond	1.000%	09/20/2016	0.781%		17,900	(79)	200	121	0
	Mexico Government International Bond	1.000%	09/20/2017	0.972%		10,000	(135)	149	14	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.326%	EUR	35,500	(408)	321	0	(87)
	U.S. Treasury Notes	0.250%	06/20/2016	0.326%		125,000	(2,169)	1,831	0	(338)
	U.S. Treasury Notes	0.250%	09/20/2016	0.326%		175,700	(2,371)	1,852	0	(519)
	United Kingdom Gilt	1.000%	06/20/2015	0.091%		$100,000	1,202	405	1,607	0
	United Kingdom Gilt	1.000%	12/20/2015	0.111%		37,300	858	(105)	753	0

							$(100,378)	$177,877	$90,857	$(13,358)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	$24,649	$(617)	$(138)	$0	$(755)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	1,000	(43)	1	0	(42)
	MCDX-20 5-Year Index	1.000%	06/20/2018	25,000	(332)	1	0	(331)
BRC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	75,200	8,835	(7,111)	1,724	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	494,500	60,593	(44,695)	15,898	0
CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	9,859	(268)	(37)	0	(305)
	MCDX-15 5-Year Index	1.000%	12/20/2015	28,100	(1,092)	1,239	147	0
	MCDX-20 5-Year Index	1.000%	06/20/2018	70,000	(1,004)	77	0	(927)
DUB	CDX.EM-12 5-Year Index	5.000%	12/20/2014	99,900	11,676	(9,386)	2,290	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	491,800	61,681	(45,869)	15,812	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	15,676	(422)	(58)	0	(480)
	MCDX-15 5-Year Index	1.000%	12/20/2015	25,000	(980)	1,111	131	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	32,400	4,200	(3,159)	1,041	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	4,042	(121)	(4)	0	(125)
GST	CDX.EM-12 5-Year Index	5.000%	12/20/2014	24,300	2,892	(2,335)	557	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	50,700	6,337	(4,707)	1,630	0
	CDX.IG-9 10-Year Index 30-100%	0.508%	12/20/2017	241,125	0	3,734	3,734	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	62,017	0	1,064	1,064	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	13,113	(344)	(57)	0	(401)
	MCDX-14 5-Year Index	1.000%	06/20/2015	80,000	(4,046)	4,532	486	0
	MCDX-15 5-Year Index	1.000%	12/20/2015	10,000	(389)	441	52	0
	MCDX-20 5-Year Index	1.000%	06/20/2018	25,000	(329)	(3)	0	(332)
HUS	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,900	(2,327)	573	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	934,300	115,625	(85,586)	30,039	0
JPM	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,838	(2,264)	574	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	68,100	7,866	(5,676)	2,190	0
	CDX.IG-9 10-Year Index 30-100%	0.510%	12/20/2017	144,675	0	2,255	2,255	0
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	130,979	0	2,275	2,275	0
MYC	CDX.EM-12 5-Year Index	5.000%	12/20/2014	25,000	2,963	(2,389)	574	0
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	153,200	16,939	(12,013)	4,926	0
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	44,126	(1,128)	(223)	0	(1,351)
	MCDX-15 5-Year Index	1.000%	12/20/2015	21,900	(866)	980	114	0
	MCDX-20 5-Year Index	1.000%	06/20/2018	50,000	(695)	33	0	(662)
UAG	CDX.EM-12 5-Year Index	5.000%	12/20/2014	50,000	4,975	(3,829)	1,146	0

					$297,644	$(214,123)	$89,232	$(5,711)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

30	See Accompanying Notes

September 30, 2013

(Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	271,100	$702	$(5,800)	$0	$(5,098)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		212,000	14	(1,034)	0	(1,020)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,020,000	(210)	1,895	1,685	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		423,300	(771)	(1,349)	0	(2,120)
BPS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		136,900	(176)	(455)	0	(631)
BRC	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		1,720,079	832	3,264	4,096	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		367,700	(214)	301	87	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		8,268,300	(3,992)	17,648	13,656	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		951,000	(680)	(349)	0	(1,029)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		328,400	(212)	260	48	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		272,900	(62)	327	265	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		536,000	(748)	317	0	(431)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		800,000	555	1,305	1,860	0
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		156,000	64	(633)	0	(569)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		466,000	(240)	(827)	0	(1,067)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		121,800	(350)	(212)	0	(562)
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	219,700	571	(4,701)	0	(4,130)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		60,000	16	(304)	0	(288)
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	300,000	(442)	201	0	(241)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		272,800	(460)	(799)	0	(1,259)
GLM	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	171,300	(23)	(3,307)	0	(3,330)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		187,900	314	(1,218)	0	(904)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	2,009,300	(1,025)	4,344	3,319	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		875,400	(638)	(309)	0	(947)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		672,100	(422)	521	99	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		791,100	(152)	923	771	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		299,400	(734)	(648)	0	(1,382)
HUS	Pay	28-Day MXN-TIIE	5.600%	09/06/2016		3,248,200	530	7,205	7,735	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,119,200	(713)	977	264	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,033,000	(1,781)	6,790	5,009	0
	Pay	28-Day MXN-TIIE	4.750%	02/26/2018		363,100	(290)	(103)	0	(393)
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		73,000	(117)	67	0	(50)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		266,700	(20)	280	260	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		345,000	(449)	171	0	(278)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		2,226,300	(4,252)	(6,900)	0	(11,152)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		500,000	(38)	(1,787)	0	(1,825)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		345,400	(568)	(1,026)	0	(1,594)
JPM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		235,900	(95)	130	35	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		105,200	(7)	109	102	0
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	133,800	(155)	(2,754)	0	(2,909)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		486,200	1,596	(10,769)	0	(9,173)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		123,900	347	(943)	0	(596)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	2,098,700	852	4,145	4,997	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		500,000	52	67	119	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,355,000	(1,687)	7,228	5,541	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		47,000	(76)	44	0	(32)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		447,800	(252)	318	66	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,118,700	(176)	1,266	1,090	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		450,000	(559)	196	0	(363)
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		770,500	180	478	658	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		400,000	298	632	930	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		3,187,800	(7,127)	(8,843)	0	(15,970)
	Pay	28-Day MXN-TIIE	6.000%	09/02/2022		1,098,000	(416)	(2,097)	0	(2,513)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	125,200	82	(2,703)	0	(2,621)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	175,000	(31)	320	289	0

							$(23,355)	$1,859	$52,981	$(74,477)

Total Swap Agreements							$178,538	$(42,653)	$233,070	$(97,185)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of Otc financial derivative instruments and collateral (received)/pledged as of September 30, 2013:

(m)	Securities with an aggregate market value of $796,949 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2013.

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (6)
BOA	$11,245	$0	$16,879	$28,124	$(157,277)	$(23,037)	$(10,091)	$(190,405)	$(162,281)	$152,304	$(9,977)
BPS	3,780	0	2,436	6,216	(94,896)	(8,442)	(1,754)	(105,092)	(98,876)	93,988	(4,888)
BRC	7,209	0	45,903	53,112	(107,927)	(19,276)	(6,399)	(133,602)	(80,490)	70,581	(9,909)
CBK	38,722	0	14,314	53,036	(26,641)	(7,981)	(2,565)	(37,187)	15,849	(17,790)	(1,941)
DUB	10,753	0	31,460	42,213	(8,523)	(26,577)	(8,309)	(43,409)	(1,196)	(6,980)	(8,176)
FBF	26,525	0	4,256	30,781	(156,754)	(815)	(978)	(158,547)	(127,766)	108,419	(19,347)
GLM	486	0	4,189	4,675	(12,682)	(113,321)	(6,563)	(132,566)	(127,891)	118,709	(9,182)
GST	0	0	14,939	14,939	0	0	(1,131)	(1,131)	13,808	(14,740)	(932)
HUS	10,059	0	45,405	55,464	(8,921)	0	(16,714)	(25,635)	29,829	(33,470)	(3,641)
JPM	21,854	0	13,614	35,468	(124,824)	(62)	(1,933)	(126,819)	(91,351)	71,524	(19,827)
MSC	21,938	0	0	21,938	(83,070)	0	0	(83,070)	(61,132)	21,362	(39,770)
MYC	0	0	29,467	29,467	0	(35,667)	(35,262)	(70,929)	(41,462)	(2,004)	(43,466)
RBC	7,086	0	0	7,086	(2,197)	0	0	(2,197)	4,889	(6,260)	(1,371)
RYL	0	0	3,192	3,192	(23,689)	(18,257)	(1,293)	(43,239)	(40,047)	41,192	1,145
SCX	16	0	0	16	(9)	0	0	(9)	7	0	7
SOG	0	0	1,325	1,325	0	0	(290)	(290)	1,035	(1,090)	(55)
UAG	4,572	0	5,691	10,263	(65,637)	(1,409)	(3,903)	(70,949)	(60,686)	53,028	(7,658)
WST	0	0	0	0	(115)	0	0	(115)	(115)	0	(115)

Total Over the Counter	$164,245	$0	$233,070	$397,315	$(873,162)	$(254,844)	$(97,185)	$(1,225,191)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$46,149	$46,149
Swap Agreements	0	159	0	0	12,968	13,127

	$0	$159	$0	$0	$59,117	$59,276

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164,245	$0	$164,245
Swap Agreements	0	180,089	0	0	52,981	233,070

	$0	$180,089	$0	$164,245	$52,981	$397,315

	$0	$180,248	$0	$164,245	$112,098	$456,591

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,084	$2,084
Swap Agreements	0	5,217	0	0	3,824	9,041

	$0	$5,217	$0	$0	$5,908	$11,125

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$873,162	$0	$873,162
Written Options	0	8,782	0	10,133	235,929	254,844
Swap Agreements	0	22,708	0	0	74,477	97,185

	$0	$31,490	$0	$883,295	$310,406	$1,225,191

	$0	$36,707	$0	$883,295	$316,314	$1,236,316

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8,771	$8,771
Futures	0	0	0	0	(509,653)	(509,653)
Swap Agreements	0	(88,659)	0	0	(637,217)	(725,876)

	$0	$(88,659)	$0	$0	$(1,138,099)	$(1,226,758)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$474,503	$0	$474,503
Written Options	0	1,463	0	38,345	187,865	227,673
Swap Agreements	0	261,216	0	(20,057)	74,523	315,682

	$0	$262,679	$0	$492,791	$262,388	$1,017,858

	$0	$174,020	$0	$492,791	$(875,711)	$(208,900)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1,722)	$(1,722)
Futures	0	0	0	0	314,047	314,047
Swap Agreements	0	75,466	0	0	1,278,420	1,353,886

	$0	$75,466	$0	$0	$1,590,745	$1,666,211

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(827,542)	$0	$(827,542)
Written Options	0	4,234	0	16,499	(134,251)	(113,518)
Swap Agreements	0	(176,196)	0	(15,560)	(96,853)	(288,609)

	$0	$(171,962)	$0	$(826,603)	$(231,104)	$(1,229,669)

	$0	$(96,496)	$0	$(826,603)	$1,359,641	$436,542

32	See Accompanying Notes

September 30, 2013

(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,581,272	$97,582	$1,678,854
Corporate Bonds & Notes
Banking & Finance	0	28,716,479	183,240	28,899,719
Industrials	0	3,204,967	75,377	3,280,344
Utilities	0	2,494,990	84	2,495,074
Municipal Bonds & Notes
Alabama	0	107,756	0	107,756
Arizona	0	11,256	0	11,256
California	0	4,188,769	0	4,188,769
Colorado	0	69,410	0	69,410
Connecticut	0	172	0	172
District of Columbia	0	9,365	0	9,365
Florida	0	72,709	0	72,709
Georgia	0	85,140	0	85,140
Illinois	0	678,067	0	678,067
Indiana	0	59,481	0	59,481
Iowa	0	62,048	0	62,048
Kansas	0	21,590	0	21,590
Louisiana	0	87,832	0	87,832
Massachusetts	0	93,081	0	93,081
Michigan	0	53,481	0	53,481
Missouri	0	502	0	502
Nebraska	0	11,470	0	11,470
Nevada	0	398,771	0	398,771
New Jersey	0	222,927	0	222,927
New Mexico	0	8,829	0	8,829
New York	0	2,156,163	0	2,156,163
North Carolina	0	53,169	0	53,169
Ohio	0	650,476	34,937	685,413
Oregon	0	36,720	0	36,720
Pennsylvania	0	50,506	0	50,506
Rhode Island	0	7,155	0	7,155
South Carolina	0	25,477	0	25,477
Tennessee	0	6,731	0	6,731
Texas	0	265,730	0	265,730
Utah	0	714	0	714
Virginia	0	26,232	0	26,232
Washington	0	202,387	0	202,387
West Virginia	0	122,950	0	122,950
Wisconsin	0	91,698	0	91,698
U.S. Government Agencies	0	83,148,689	35,497	83,184,186
U.S. Treasury Obligations	0	70,077,629	0	70,077,629

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2013
Mortgage-Backed Securities	$0	$15,497,818	$332,833	$15,830,651
Asset-Backed Securities	0	6,132,904	150,344	6,283,248
Sovereign Issues	0	13,115,470	0	13,115,470
Convertible Preferred Securities
Banking & Finance	167,121	0	0	167,121
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	126,018	0	0	126,018
Industrials	0	3,821	0	3,821
Short-Term Instruments
Certificates of Deposit	0	732,720	0	732,720
Commercial Paper	0	1,133,720	0	1,133,720
Repurchase Agreements	0	685,500	0	685,500
Short-Term Notes	0	25,104	0	25,104
Italy Treasury Bills	0	6,032,882	0	6,032,882
Mexico Treasury Bills	0	1,982,154	0	1,982,154
Spain Treasury Bills	0	2,283,967	0	2,283,967
U.S. Treasury Bills	0	148,754	0	148,754
	$293,139	$246,937,604	$909,894	$248,140,637

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,503,331	$0	$0	$24,503,331
Total Investments	$24,796,470	$246,937,604	$909,894	$272,643,968

Short Sales, at Value
U.S. Government Agencies	$0	$(739,805)	$0	$(739,805)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	46,149	13,127	0	59,276
Over the counter	0	397,315	0	397,315
	$46,149	$410,442	$0	$456,591

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,084)	(9,041)	0	(11,125)
Over the counter	0	(1,216,002)	(9,189)	(1,225,191)
	$(2,084)	$(1,225,043)	$(9,189)	$(1,236,316)

Totals	$24,840,535	$245,383,198	$900,705	$271,124,438

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

There were no transfers between Level 1 and 2 during the period ended September 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2013 (1)
Investments in Securities, at Value
Bank Loan Obligations	$434,777	$9,504	$(357,661)	$532	$769	$(5,953)	$15,614	$0	$97,582	$3,314
Corporate Bonds & Notes
Banking & Finance	185,161	201	(539)	(152)	(20)	(1,411)	0	0	183,240	(1,407)
Industrials	115,423	0	(36,133)	(165)	864	(3,945)	0	(667)	75,377	(941)
Utilities	11,011	0	(10,543)	(7)	(156)	(221)	0	0	84	0
Municipal Bonds & Notes
Ohio	50,766	0	(7,900)	116	467	1,988	0	(10,500)	34,937	1,289
U.S. Government Agencies	41,548	1,465	(6,631)	5	(693)	(197)	0	0	35,497	(224)
Mortgage-Backed Securities	370,606	76	(53,150)	698	2,186	(7,813)	20,230	0	332,833	(7,997)
Asset-Backed Securities	223,909	0	(50,939)	597	424	863	0	(24,510)	150,344	1,023
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0

	$1,433,201	$11,246	$(523,496)	$1,624	$3,841	$(16,689)	$35,844	$(35,677)	$909,894	$(4,943)

Financial Derivative Instruments - Liabilities
Over the counter	$(13,392)	$0	$0	$0	$0	$4,203	$0	$0	$(9,189)	$4,203

Totals	$1,419,809	$11,246	$(523,496)	$1,624	$3,841	$(12,486)	$35,844	$(35,677)	$900,705	$(740)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Bank Loan Obligations	$72,575	Benchmark Pricing	Base Price	90.70 - 90.75
	25,007	Third Party Vendor	Broker Quote	100.25
Corporate Bonds & Notes
Banking & Finance	62,997	Benchmark Pricing	Base Price	100.88 - 112.00
	120,243	Third Party Vendor	Broker Quote	97.58 - 107.95
Industrials	9,351	Benchmark Pricing	Base Price	105.52
	66,026	Third Party Vendor	Broker Quote	105.00 - 116.13
	0	Other Valuation Techniques (2)	—	—
Utilities	84	Third Party Vendor	Broker Quote	98.50
Municipal Bonds & Notes
Ohio	34,937	Benchmark Pricing	Base Price	97.36
U.S. Government Agencies	23,593	Benchmark Pricing	Base Price	95.98 - 110.00
	11,904	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	103,326	Benchmark Pricing	Base Price	80.90 - 109.13
	229,507	Third Party Vendor	Broker Quote	83.67 - 93.47
Asset-Backed Securities	119,963	Benchmark Pricing	Base Price	96.50 - 99.80
	30,381	Third Party Vendor	Broker Quote	100.94
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (2)	—	—

Financial Derivative Instruments - Liabilities
Over the counter	(9,189)	Indicative Market Quotation	Broker Quote	0.11 - 0.13

Total	$900,705

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

34	See Accompanying Notes

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 3, 2013

By:	/s/ TRENT W. WALKER
Trent W. Walker
Treasurer, Principal Financial Officer

Date: December 2, 2013